UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103094
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 46	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330
Amendment No. 804	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-II

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
Due to file size constraints, this Filing is being made in two related submissions.
This submission is the first of two related submissions.
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide DestinationSM All American Gold
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 100. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
1

•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
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•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
3

•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
4

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
5

Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
6

Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
7

8

Table of Contents (continued)
9

Table of Contents (continued)
10

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

Capital Preservation Plus Lifetime Income Option	1.00% [13]
11

Recurring Contract Expenses
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Nationwide Lifetime Income Riders (an applicant may purchase one option):
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [15]
7% Nationwide Lifetime Income Rider	1.00%
10% Nationwide Lifetime Income Rider	1.20%
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [16]
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Nationwide Lifetime Income Rider	1.20% [18]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
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[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	2.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
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The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.93%)	$1,522	$2,888	$4,154	$7,126	*	$2,388	$3,854	$7,126	$822	$2,388	$3,854	$7,126
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,257	$2,160	$3,051	$5,426	*	$1,660	$2,751	$5,426	$557	$1,660	$2,751	$5,426
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
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Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount
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returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
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•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.70% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals
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are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
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Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
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Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
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•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
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•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
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Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the
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abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Nationwide Lifetime Income Riders as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
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3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
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Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option. The percentage of the credit Nationwide will recapture is the same percentage (ratio) that the amount surrendered that is more than 10% of the Purchase Payments (the amount that is CDSC free) is to the sum of all Purchase Payments.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $200,000 initial deposit to his contract and receives a 3% credit of $6,000. In Contract Year two, Mr. X takes a $30,000 withdrawal. The CDSC free amount of $20,000 (10% of $200,000) is subtracted from the withdrawal amount of $30,000 to get $10,000. $10,000 is used in a ratio with the sum of all purchase payments to result in $10,000/$200,000 or 5%. The $6,000 credit is then multiplied by 5% to get $300. Thus, the amount of the original credit recaptured as a result of the $30,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
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The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
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The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
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Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
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The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
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Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
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The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
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Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
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Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
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After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
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(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
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Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
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Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
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At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts
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issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular
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Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
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For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous tables.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
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(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
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Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
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Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract
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will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
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(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
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At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
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In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
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Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
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Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
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Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
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Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
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Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's
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allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
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(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the
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transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
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Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
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(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
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The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
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•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
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No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
99

Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
102

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
103

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
104

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
105

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
106

Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Overseas Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
107

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
108

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
109

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
110

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
111

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
112

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
113

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
114

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
115

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
116

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	13.052099	11.953286	-8.42%	6,756
2017	11.549310	13.052099	13.01%	6,806
2016	11.302851	11.549310	2.18%	6,855
2015	11.584949	11.302851	-2.44%	5,536
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	32.761968	30.490372	-6.93%	4,089
2017	27.945034	32.761968	17.24%	4,106
2016	25.451675	27.945034	9.80%	5,519
2015	25.385604	25.451675	0.26%	7,060
2014	23.497898	25.385604	8.03%	7,068
2013	17.661595	23.497898	33.05%	7,576
2012	15.239557	17.661595	15.89%	7,725
2011	14.534214	15.239557	4.85%	9,296
2010	13.034889	14.534214	11.50%	9,566
2009	10.956904	13.034889	18.97%	7,506
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.666634	-23.33%	4,633
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	46.438955	38.881036	-16.27%	56,159
2017	41.628464	46.438955	11.56%	64,395
2016	33.745167	41.628464	23.36%	77,849
2015	36.198936	33.745167	-6.78%	90,350
2014	33.613007	36.198936	7.69%	96,177
2013	24.705828	33.613007	36.05%	102,762
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.490699	13.919413	-3.94%	595,732
2017	14.139658	14.490699	2.48%	654,003
2016	13.702519	14.139658	3.19%	644,890
2015	14.212713	13.702519	-3.59%	709,938
2014	13.918761	14.212713	2.11%	746,915
2013	15.385268	13.918761	-9.53%	786,321
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	31.551367	28.943109	-8.27%	4,490
2017	26.532103	31.551367	18.92%	4,953
2016	23.710326	26.532103	11.90%	5,553
2015	25.503376	23.710326	-7.03%	5,228
2014	22.967802	25.503376	11.04%	6,695
2013	17.149681	22.967802	33.93%	6,847
2012	15.158178	17.149681	13.14%	9,392
2011	14.908262	15.158178	1.68%	9,501
2010	13.245674	14.908262	12.55%	11,605
2009	11.377543	13.245674	16.42%	15,626
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	31.293423	26.922118	-13.97%	121,920
2017	28.399743	31.293423	10.19%	147,329
2016	23.410849	28.399743	21.31%	164,075
2015	24.063288	23.410849	-2.71%	202,001
2014	20.942467	24.063288	14.90%	221,293
2013	16.309491	20.942467	28.41%	237,365
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.895606	10.458541	-4.01%	2,093
2017	10.293399	10.895606	5.85%	8,345
2016	9.229679	10.293399	11.52%	2,326
2015*	10.000000	9.229679	-7.70%	710
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.132159	9.942756	-1.87%	20,198
2017	9.931291	10.132159	2.02%	27,607
2016	9.805385	9.931291	1.28%	30,295
2015*	10.000000	9.805385	-1.95%	12,839
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.917289	11.821013	-8.49%	9,049
2017	11.217354	12.917289	15.15%	10,832
2016	9.777334	11.217354	14.73%	8,900
2015*	10.000000	9.777334	-2.23%	4,362
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.462522	15.952447	-8.65%	88,608
2017	15.535481	17.462522	12.40%	104,598
2016	15.139654	15.535481	2.61%	126,639
2015	15.470652	15.139654	-2.14%	164,113
2014	15.353952	15.470652	0.76%	230,467
2013	13.575527	15.353952	13.10%	237,382
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.217584	9.695584	-5.11%	16,929
2017*	10.000000	10.217584	2.18%	16,305
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.924868	13.894548	-17.90%	19,336
2017	15.319916	16.924868	10.48%	17,498
2016	11.822522	15.319916	29.58%	13,805
2015	12.786348	11.822522	-7.54%	17,044
2014	12.246999	12.786348	4.40%	14,183
2013*	10.000000	12.246999	22.47%	6,975
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.603470	11.337033	-16.66%	8,611
2017	11.962136	13.603470	13.72%	10,655
2016	10.504113	11.962136	13.88%	11,585
2015	10.900598	10.504113	-3.64%	15,912
2014*	10.000000	10.900598	9.01%	10,404
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	47.645408	42.867476	-10.03%	57,804
2017	42.879658	47.645408	11.11%	66,942
2016	34.501040	42.879658	24.29%	77,614
2015	35.734867	34.501040	-3.45%	94,626
2014	34.389346	35.734867	3.91%	114,105
2013	24.723264	34.389346	39.10%	106,330
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	34.077341	32.048129	-5.95%	112,497
2017	28.439917	34.077341	19.82%	138,143
2016	25.816234	28.439917	10.16%	164,325
2015	25.891724	25.816234	-0.29%	198,439
2014	23.158254	25.891724	11.80%	216,720
2013	17.787890	23.158254	30.19%	264,359
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	30.022263	27.567342	-8.18%	121,255
2017	23.912056	30.022263	25.55%	162,997
2016	22.473903	23.912056	6.40%	211,330
2015	23.369551	22.473903	-3.83%	240,924
2014	21.925375	23.369551	6.59%	235,952
2013	18.357321	21.925375	19.44%	251,206
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	28.465391	22.709359	-20.22%	403
2017	23.153002	28.465391	22.94%	403
2016	20.054628	23.153002	15.45%	391
2015	20.812911	20.054628	-3.64%	1,427
2014	20.780409	20.812911	0.16%	1,416
2013	14.183132	20.780409	46.51%	2,421
2012	11.933275	14.183132	18.85%	3,434
2011	14.046592	11.933275	-15.05%	3,472
2010	10.862462	14.046592	29.31%	3,059
2009	8.737661	10.862462	24.32%	3,075
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.803087	10.669004	-1.24%	4,255
2017	10.564739	10.803087	2.26%	3,566
2016	9.809744	10.564739	7.70%	3,316
2015	10.023323	9.809744	-2.13%	2,772
2014	10.082244	10.023323	-0.58%	2,318
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.059504	-9.40%	3,532
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	14.922281	14.634189	-1.93%	51,062
2017	14.549891	14.922281	2.56%	62,332
2016	14.216606	14.549891	2.34%	70,741
2015	14.445469	14.216606	-1.58%	81,391
2014	14.117600	14.445469	2.32%	105,518
2013	14.175452	14.117600	-0.41%	120,283
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.253444	-17.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.898356	16.937448	-5.37%	535,310
2017	16.051874	17.898356	11.50%	600,411
2016	15.431036	16.051874	4.02%	681,716
2015	15.693791	15.431036	-1.67%	797,986
2014	15.234807	15.693791	3.01%	826,793
2013	13.615311	15.234807	11.89%	899,990
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	19.245467	17.866719	-7.16%	2,265,427
2017	16.745796	19.245467	14.93%	2,610,422
2016	16.011015	16.745796	4.59%	2,815,169
2015	16.271976	16.011015	-1.60%	2,990,623
2014	15.738060	16.271976	3.39%	3,162,144
2013	13.768453	15.738060	14.31%	3,276,079
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.946970	19.037076	-9.12%	67,632
2017	17.556772	20.946970	19.31%	71,269
2016	16.696269	17.556772	5.15%	70,089
2015	16.980427	16.696269	-1.67%	71,133
2014	16.400060	16.980427	3.54%	81,163
2013	13.665277	16.400060	20.01%	77,851
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.990118	11.325144	-5.55%	25,267
2017	10.445752	11.990118	14.78%	5,368
2016*	10.000000	10.445752	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.582386	13.074633	-25.64%	56,930
2017	18.294076	17.582386	-3.89%	63,794
2016	13.861733	18.294076	31.98%	77,514
2015	17.694870	13.861733	-21.66%	85,590
2014	20.520501	17.694870	-13.77%	91,212
2013	16.721636	20.520501	22.72%	99,753
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	29.536986	26.702890	-9.60%	316,131
2017	26.524303	29.536986	11.36%	360,113
2016	22.795194	26.524303	16.36%	419,351
2015	24.081035	22.795194	-5.34%	492,782
2014	22.456933	24.081035	7.23%	503,077
2013	17.772487	22.456933	26.36%	560,242
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.995431	11.664359	-10.24%	4,104
2017	11.273485	12.995431	15.27%	13,069
2016*	10.000000	11.273485	12.73%	2,483
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	36.264168	35.689890	-1.58%	151,851
2017	27.210940	36.264168	33.27%	172,694
2016	27.376076	27.210940	-0.60%	201,870
2015	25.905931	27.376076	5.67%	255,239
2014	23.607433	25.905931	9.74%	261,070
2013	17.560229	23.607433	34.44%	273,302
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	15.274047	14.978593	-1.93%	1,423,699
2017	14.858137	15.274047	2.80%	1,586,518
2016	14.386323	14.858137	3.28%	1,694,324
2015	14.678405	14.386323	-1.99%	1,966,533
2014	14.059340	14.678405	4.40%	2,200,795
2013	14.523213	14.059340	-3.19%	2,167,302
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	49.431752	41.642186	-15.76%	270,845
2017	41.485406	49.431752	19.15%	322,987
2016	37.495992	41.485406	10.64%	388,723
2015	38.560249	37.495992	-2.76%	455,052
2014	36.789783	38.560249	4.81%	508,320
2013	27.392178	36.789783	34.31%	547,119
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	28.238290	23.709025	-16.04%	145,205
2017	21.975804	28.238290	28.50%	155,792
2016	23.467075	21.975804	-6.35%	179,118
2015	22.982464	23.467075	2.11%	190,955
2014	25.353374	22.982464	-9.35%	2,286
2013	19.704173	25.353374	28.67%	2,415
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.532586	11.588046	-7.54%	1,783
2017	12.217219	12.532586	2.58%	1,408
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	39.537976	32.242243	-18.45%	6,007
2017	33.586558	39.537976	17.72%	6,424
2016	31.093245	33.586558	8.02%	7,205
2015	32.491592	31.093245	-4.30%	8,141
2014	30.859675	32.491592	5.29%	8,660
2013	23.980303	30.859675	28.69%	9,862
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.686860	13.116311	-10.69%	33,999
2017	13.267937	14.686860	10.69%	37,235
2016	11.858820	13.267937	11.88%	49,268
2015	12.791557	11.858820	-7.29%	108,243
2014	12.582030	12.791557	1.67%	148,398
2013	10.283833	12.582030	22.35%	152,077
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.464056	16.519149	-5.41%	294,061
2017	16.108477	17.464056	8.42%	346,240
2016	14.291261	16.108477	12.72%	444,152
2015	15.554820	14.291261	-8.12%	546,970
2014	15.041481	15.554820	3.41%	656,062
2013	13.354649	15.041481	12.63%	744,220
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	34.245426	32.131629	-6.17%	62,331
2017	28.735102	34.245426	19.18%	68,199
2016	25.049885	28.735102	14.71%	104,409
2015	26.300762	25.049885	-4.76%	133,935
2014	24.472041	26.300762	7.47%	121,174
2013	19.089239	24.472041	28.20%	131,595
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	43.636823	37.578202	-13.88%	146,326
2017	39.893682	43.636823	9.38%	172,647
2016	30.998703	39.893682	28.69%	198,333
2015	33.860639	30.998703	-8.45%	251,416
2014	34.060063	33.860639	-0.59%	289,343
2013	25.291090	34.060063	34.67%	288,682
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.981708	9.972487	-16.77%	20,620
2017	8.632409	11.981708	38.80%	20,562
2016	7.435653	8.632409	16.09%	27,585
2015	9.356320	7.435653	-20.53%	32,336
2014*	10.000000	9.356320	-6.44%	38,602
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	25.716632	21.493963	-16.42%	100,557
2017	22.293498	25.716632	15.35%	113,508
2016	21.042314	22.293498	5.95%	137,457
2015	22.765198	21.042314	-7.57%	170,279
2014	25.914836	22.765198	-12.15%	172,973
2013	21.319111	25.914836	21.56%	5,525
2012	18.241701	21.319111	16.87%	5,543
2011	20.649570	18.241701	-11.66%	7,095
2010	19.269721	20.649570	7.16%	5,884
2009	14.224700	19.269721	35.47%	6,723
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.532101	9.604466	0.76%	143,574
2017	9.460508	9.532101	0.76%	182,824
2016	9.297078	9.460508	1.76%	203,358
2015	9.828317	9.297078	-5.41%	231,793
2014	9.763677	9.828317	0.66%	283,528
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.673601	11.983907	-5.44%	0
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.415354	-5.85%	0
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.415636	9.772763	-6.17%	333
2017	10.163024	10.415636	2.49%	450
2016	10.330904	10.163024	-1.63%	568
2015	10.261380	10.330904	0.68%	1,255
2014	9.918609	10.261380	3.46%	2,166
2013*	10.000000	9.918609	-0.81%	1,186
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.707540	17.771847	-5.00%	10,053
2017	14.898027	18.707540	25.57%	10,370
2016	14.772922	14.898027	0.85%	14,194
2015	14.267087	14.772922	3.55%	15,906
2014	13.343116	14.267087	6.92%	17,747
2013	9.655742	13.343116	38.19%	17,578
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.637469	13.663723	-12.62%	301
2017	13.797174	15.637469	13.34%	302
2016	12.333799	13.797174	11.86%	1,632
2015	13.035277	12.333799	-5.38%	1,753
2014	12.659081	13.035277	2.97%	2,229
2013	9.968791	12.659081	26.99%	1,986
2012*	10.000000	9.968791	-0.31%	4,309
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.804510	15.634450	-6.96%	32,987
2017	13.917796	16.804510	20.74%	39,026
2016	13.999135	13.917796	-0.58%	42,437
2015	14.015979	13.999135	-0.12%	42,222
2014	13.166297	14.015979	6.45%	46,865
2013	9.750436	13.166297	35.03%	56,595
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	16.288345	15.224312	-6.53%	45,692
2017	13.931596	16.288345	16.92%	65,837
2016	14.464707	13.931596	-3.69%	102,953
2015	15.965561	14.464707	-9.40%	159,636
2014	17.048949	15.965561	-6.35%	195,064
2013	13.783255	17.048949	23.69%	208,088
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.334010	12.901090	-3.25%	11,558
2017	12.644255	13.334010	5.46%	18,095
2016	11.008964	12.644255	14.85%	24,365
2015	11.911916	11.008964	-7.58%	46,953
2014	11.825257	11.911916	0.73%	51,069
2013	10.826150	11.825257	9.23%	47,683
2012*	10.000000	10.826150	8.26%	12,199
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.916186	16.710824	-1.21%	24,306
2017	13.485385	16.916186	25.44%	18,877
2016	12.855627	13.485385	4.90%	18,985
2015	13.803004	12.855627	-6.86%	27,657
2014	12.944900	13.803004	6.63%	34,743
2013	10.078253	12.944900	28.44%	31,757
2012*	10.000000	10.078253	0.78%	19,328
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	29.354822	29.140569	-0.73%	2,499
2017	25.136786	29.354822	16.78%	5,691
2016	24.374565	25.136786	3.13%	5,747
2015	24.557325	24.374565	-0.74%	6,200
2014	22.952139	24.557325	6.99%	7,513
2013	19.381125	22.952139	18.43%	8,447
2012	17.294055	19.381125	12.07%	9,911
2011	17.260958	17.294055	0.19%	10,842
2010	16.150346	17.260958	6.88%	12,700
2009	13.009955	16.150346	24.14%	15,306
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.113382	9.867861	-2.43%	48,911
2017	9.898828	10.113382	2.17%	52,875
2016	9.796037	9.898828	1.05%	55,448
2015*	10.000000	9.796037	-2.04%	28,643
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	44.250304	44.490404	0.54%	109,091
2017	34.434579	44.250304	28.51%	149,518
2016	34.170332	34.434579	0.77%	179,348
2015	30.881449	34.170332	10.65%	206,570
2014	28.801846	30.881449	7.22%	242,692
2013	22.261226	28.801846	29.38%	251,749
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	24.054667	23.992662	-0.26%	23,318
2017	16.791786	24.054667	43.25%	24,871
2016	14.919967	16.791786	12.55%	17,493
2015	14.423477	14.919967	3.44%	36,391
2014	13.343943	14.423477	8.09%	35,810
2013	9.970499	13.343943	33.83%	38,016
2012*	10.000000	9.970499	-0.30%	18,615
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	33.063601	27.734388	-16.12%	17,624
2017	25.570288	33.063601	29.30%	23,662
2016	27.726728	25.570288	-7.78%	27,504
2015	30.757342	27.726728	-9.85%	30,703
2014	35.398964	30.757342	-13.11%	33,859
2013	31.335568	35.398964	12.97%	42,408
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.073198	8.914065	-19.50%	10,054
2017	8.763183	11.073198	26.36%	2,231
2016	7.339677	8.763183	19.39%	1,918
2015	9.287866	7.339677	-20.98%	4,417
2014	9.852806	9.287866	-5.73%	4,234
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.251171	10.028624	-2.17%	29,860
2017	9.984326	10.251171	2.67%	32,728
2016*	10.000000	9.984326	-0.16%	43,801
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.979338	16.494780	-2.85%	14,059
2017	13.596154	16.979338	24.88%	10,017
2016	12.641599	13.596154	7.55%	11,409
2015	13.069092	12.641599	-3.27%	15,553
2014	14.292266	13.069092	-8.56%	17,901
2013	10.238380	14.292266	39.59%	16,886
2012*	10.000000	10.238380	2.38%	2,796
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	37.029118	32.810230	-11.39%	455,277
2017	31.920916	37.029118	16.00%	516,830
2016	28.381463	31.920916	12.47%	617,538
2015	28.982349	28.381463	-2.07%	754,378
2014	26.605168	28.982349	8.94%	874,805
2013	19.849130	26.605168	34.04%	910,499
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.424056	18.224748	-10.77%	255,222
2017	16.291646	20.424056	25.37%	292,583
2016	15.871014	16.291646	2.65%	304,136
2015	15.101235	15.871014	5.10%	370,882
2014	15.105813	15.101235	-0.03%	391,149
2013	11.972877	15.105813	26.17%	362,854
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.918661	12.842812	-0.59%	25,043
2017	10.201733	12.918661	26.63%	43,884
2016	9.750484	10.201733	4.63%	45,036
2015*	10.000000	9.750484	-2.50%	48,034
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	14.553508	14.254248	-2.06%	17,506
2017	13.902832	14.553508	4.68%	19,128
2016	13.285604	13.902832	4.65%	27,534
2015	13.552959	13.285604	-1.97%	34,303
2014	12.746327	13.552959	6.33%	40,879
2013	12.969860	12.746327	-1.72%	43,439
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	26.880276	24.697762	-8.12%	365
2017	24.813672	26.880276	8.33%	365
2016	22.699779	24.813672	9.31%	365
2015	23.236956	22.699779	-2.31%	365
2014	22.846929	23.236956	1.71%	365
2013	25.330782	22.846929	-9.81%	378
2012	21.739937	25.330782	16.52%	378
2011	20.575707	21.739937	5.66%	553
2010	18.967320	20.575707	8.48%	1,367
2009	14.747139	18.967320	28.62%	1,535
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.411184	9.478930	-8.95%	1,038
2017	9.358081	10.411184	11.25%	1,732
2016	8.234226	9.358081	13.65%	3,126
2015*	10.000000	8.234226	-17.66%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.798859	18.164537	-8.25%	30,409
2017	17.042865	19.798859	16.17%	39,789
2016	15.531504	17.042865	9.73%	45,200
2015	16.925236	15.531504	-8.23%	48,128
2014	17.482977	16.925236	-3.19%	51,438
2013	13.406784	17.482977	30.40%	49,683
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	27.373243	24.494329	-10.52%	287,626
2017	25.536111	27.373243	7.19%	347,026
2016	21.488963	25.536111	18.83%	382,161
2015	22.749450	21.488963	-5.54%	490,308
2014	20.375888	22.749450	11.65%	523,493
2013	15.654684	20.375888	30.16%	593,461
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.315015	17.201856	-6.08%	20,518,419
2017	16.000522	18.315015	14.47%	23,694,838
2016	14.849732	16.000522	7.75%	26,386,849
2015	14.876089	14.849732	-0.18%	28,158,210
2014	14.333814	14.876089	3.78%	29,472,567
2013	11.761815	14.333814	21.87%	30,398,117
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.189307	11.919041	-2.22%	9,228,905
2017	11.947024	12.189307	2.03%	9,870,124
2016	11.773591	11.947024	1.47%	9,850,011
2015	11.938142	11.773591	-1.38%	10,603,557
2014	11.504300	11.938142	3.77%	10,806,227
2013	11.945598	11.504300	-3.69%	10,878,758
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
130

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	21.247212	19.022635	-10.47%	335,001
2017	16.411534	21.247212	29.47%	383,852
2016	16.570921	16.411534	-0.96%	445,554
2015	15.734209	16.570921	5.32%	498,087
2014	15.630348	15.734209	0.66%	561,259
2013	12.291636	15.630348	27.16%	584,724
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.559589	21.170405	-1.81%	557,327
2017	17.065869	21.559589	26.33%	672,738
2016	15.829159	17.065869	7.81%	801,464
2015	15.046269	15.829159	5.20%	950,293
2014	14.085094	15.046269	6.82%	1,077,342
2013	10.993629	14.085094	28.12%	1,144,837
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	18.039988	17.441755	-3.32%	5,923,488
2017	14.967386	18.039988	20.53%	7,189,984
2016	13.629860	14.967386	9.81%	8,565,009
2015	13.640203	13.629860	-0.08%	9,422,763
2014	12.518558	13.640203	8.96%	10,126,977
2013	9.524179	12.518558	31.44%	11,011,611
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	17.282878	16.682451	-3.47%	562,573
2017	16.442359	17.282878	5.11%	571,623
2016	15.309363	16.442359	7.40%	568,389
2015	15.948421	15.309363	-4.01%	625,706
2014	15.530801	15.948421	2.69%	651,484
2013	15.890146	15.530801	-2.26%	645,794
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
131

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	32.516002	29.742341	-8.53%	233,132
2017	27.949469	32.516002	16.34%	266,595
2016	24.047691	27.949469	16.23%	320,240
2015	26.022987	24.047691	-7.59%	384,826
2014	24.168378	26.022987	7.67%	406,472
2013	18.070541	24.168378	33.74%	437,173
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.066013	10.011497	-9.53%	245
2017	9.452026	11.066013	17.08%	5,014
2016	9.285482	9.452026	1.79%	593
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.104953	1.05%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.134655	23.140168	-4.12%	47,091
2017	22.869387	24.134655	5.53%	52,234
2016	20.265831	22.869387	12.85%	55,174
2015	21.050455	20.265831	-3.73%	76,772
2014	20.765745	21.050455	1.37%	83,690
2013	19.619773	20.765745	5.84%	11,936
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.975725	16.878142	-6.11%	77,726
2017	14.575396	17.975725	23.33%	86,895
2016	12.985771	14.575396	12.24%	113,678
2015	13.295423	12.985771	-2.33%	123,337
2014	12.622173	13.295423	5.33%	133,814
2013	8.896205	12.622173	41.88%	141,785
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
132

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	19.181710	17.846014	-6.96%	461,864
2017	16.393765	19.181710	17.01%	560,124
2016	15.061419	16.393765	8.85%	668,319
2015	15.300656	15.061419	-1.56%	810,065
2014	14.006605	15.300656	9.24%	967,081
2013	10.226827	14.006605	36.96%	974,583
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.982846	14.100444	-11.78%	75,227
2017	13.496191	15.982846	18.42%	85,181
2016	12.599046	13.496191	7.12%	89,656
2015	12.973144	12.599046	-2.88%	88,488
2014	12.559301	12.973144	3.30%	90,738
2013	9.812976	12.559301	27.99%	89,809
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.567286	13.501284	-7.32%	6,221,707
2017	13.151370	14.567286	10.77%	7,152,648
2016	12.538101	13.151370	4.89%	7,913,293
2015	12.819763	12.538101	-2.20%	9,148,820
2014	12.434537	12.819763	3.10%	9,739,962
2013	10.971118	12.434537	13.34%	10,311,255
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.476198	14.049013	-9.22%	14,315,270
2017	13.518988	15.476198	14.48%	16,359,900
2016	12.742843	13.518988	6.09%	18,174,799
2015	13.064675	12.742843	-2.46%	20,442,657
2014	12.623676	13.064675	3.49%	20,674,321
2013	10.532766	12.623676	19.85%	21,534,814
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
133

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.894265	12.413160	-3.73%	2,862,486
2017	12.264060	12.894265	5.14%	3,320,031
2016	11.859292	12.264060	3.41%	3,613,940
2015	12.085949	11.859292	-1.88%	3,723,331
2014	11.831794	12.085949	2.15%	3,918,954
2013	11.406770	11.831794	3.73%	4,127,867
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.268198	11.275995	-8.09%	31,422
2017	10.813782	12.268198	13.45%	29,990
2016	10.363390	10.813782	4.35%	15,472
2015	10.954322	10.363390	-5.39%	16,104
2014	10.836834	10.954322	1.08%	13,430
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.598315	11.571843	-8.15%	46,627
2017	10.819573	12.598315	16.44%	32,258
2016	10.304924	10.819573	4.99%	15,741
2015	10.959248	10.304924	-5.97%	12,123
2014	10.975511	10.959248	-0.15%	10,384
2013*	10.000000	10.975511	9.76%	2,906
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.061604	13.832436	-8.16%	10,752,305
2017	13.368844	15.061604	12.66%	12,506,999
2016	12.670096	13.368844	5.51%	14,409,163
2015	12.955579	12.670096	-2.20%	16,008,325
2014	12.533509	12.955579	3.37%	17,013,899
2013	10.762993	12.533509	16.45%	17,956,622
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.704238	14.047477	-10.55%	1,184,434
2017	13.455170	15.704238	16.72%	1,312,408
2016	12.650899	13.455170	6.36%	1,548,005
2015	12.993982	12.650899	-2.64%	2,045,353
2014	12.571666	12.993982	3.36%	2,224,277
2013	10.233532	12.571666	22.85%	2,439,771
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
134

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.066362	13.241451	-5.86%	3,472,087
2017	12.949443	14.066362	8.63%	3,890,671
2016	12.358450	12.949443	4.78%	4,547,728
2015	12.636825	12.358450	-2.20%	5,030,824
2014	12.282434	12.636825	2.89%	5,340,318
2013	11.169980	12.282434	9.96%	5,676,423
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	13.052192	12.812523	-1.84%	485,825
2017	12.673918	13.052192	2.98%	514,573
2016	12.209832	12.673918	3.80%	565,765
2015	12.461605	12.209832	-2.02%	648,505
2014	12.043098	12.461605	3.48%	778,293
2013	12.448172	12.043098	-3.25%	725,842
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.914804	13.553996	-2.59%	174,287
2017	13.565257	13.914804	2.58%	189,281
2016	13.279654	13.565257	2.15%	187,076
2015	13.503984	13.279654	-1.66%	225,825
2014	13.025248	13.503984	3.68%	233,270
2013	13.452380	13.025248	-3.18%	228,619
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.214146	12.618721	-11.22%	0
2017	12.197549	14.214146	16.53%	0
2016	11.077617	12.197549	10.11%	696
2015	11.572045	11.077617	-4.27%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.201281	12.028443	-8.88%	0
2017	11.731708	13.201281	12.53%	0
2016	10.911022	11.731708	7.52%	0
2015	11.235873	10.911022	-2.89%	0
135

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	30.094108	29.287812	-2.68%	262,260
2017	23.958145	30.094108	25.61%	316,385
2016	23.456331	23.958145	2.14%	388,747
2015	22.637536	23.456331	3.62%	438,382
2014	21.094704	22.637536	7.31%	509,101
2013	15.658311	21.094704	34.72%	587,953
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	38.951753	31.703841	-18.61%	22,242
2017	27.901948	38.951753	39.60%	25,849
2016	26.261721	27.901948	6.25%	30,202
2015	31.715737	26.261721	-17.20%	33,192
2014	34.035014	31.715737	-6.81%	36,443
2013	34.283888	34.035014	-0.73%	300
2012	29.646544	34.283888	15.64%	300
2011	38.746446	29.646544	-23.49%	454
2010	33.815985	38.746446	14.58%	483
2009	20.975923	33.815985	61.21%	483
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	13.390741	13.229560	-1.20%	926,482
2017	13.269527	13.390741	0.91%	1,040,757
2016	13.324658	13.269527	-0.41%	1,078,692
2015	13.494346	13.324658	-1.26%	1,212,680
2014	13.054852	13.494346	3.37%	1,399,106
2013	13.764967	13.054852	-5.16%	1,463,255
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.837354	9.858834	0.22%	2,565,326
2017	9.909723	9.837354	-0.73%	2,950,036
2016	10.023926	9.909723	-1.14%	3,094,334
2015	10.140543	10.023926	-1.15%	3,480,548
2014	10.258510	10.140543	-1.15%	3,644,159
2013	10.377853	10.258510	-1.15%	4,072,487
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
136

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.793413	9.089393	-15.79%	96,375
2017	8.592293	10.793413	25.62%	123,517
2016	8.637247	8.592293	-0.52%	152,119
2015	9.028520	8.637247	-4.33%	170,089
2014	9.199775	9.028520	-1.86%	163,000
2013	7.916447	9.199775	16.21%	150,517
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.884646	10.087724	-15.12%	65,553
2017	9.660025	11.884646	23.03%	68,659
2016	9.721257	9.660025	-0.63%	78,307
2015	9.972865	9.721257	-2.52%	83,826
2014	10.754329	9.972865	-7.27%	77,017
2013	8.990410	10.754329	19.62%	68,543
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	31.406973	28.294948	-9.91%	242,262
2017	26.827228	31.406973	17.07%	330,764
2016	24.791306	26.827228	8.21%	358,958
2015	25.332564	24.791306	-2.14%	428,700
2014	24.410332	25.332564	3.78%	425,468
2013	19.406489	24.410332	25.78%	449,801
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.852396	16.790251	-5.95%	2,630,286
2017	16.250688	17.852396	9.86%	2,883,554
2016	15.464566	16.250688	5.08%	3,161,769
2015	15.671697	15.464566	-1.32%	3,389,956
2014	15.158944	15.671697	3.38%	3,467,480
2013	13.520328	15.158944	12.12%	3,563,834
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
137

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.276316	19.669523	-7.55%	5,512,912
2017	18.746995	21.276316	13.49%	6,063,989
2016	17.602214	18.746995	6.50%	6,989,245
2015	17.902199	17.602214	-1.68%	7,334,968
2014	17.213315	17.902199	4.00%	7,636,976
2013	14.572666	17.213315	18.12%	7,623,981
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.682719	15.221855	-2.94%	2,128,769
2017	15.011613	15.682719	4.47%	2,505,897
2016	14.564788	15.011613	3.07%	2,705,088
2015	14.695321	14.564788	-0.89%	2,910,221
2014	14.309590	14.695321	2.70%	3,168,528
2013	13.808862	14.309590	3.63%	3,599,578
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.176209	11.358351	-6.72%	20,880
2017	10.801883	12.176209	12.72%	9,789
2016	10.337192	10.801883	4.50%	91,427
2015	10.807752	10.337192	-4.35%	93,897
2014	10.671417	10.807752	1.28%	89,302
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.557899	11.661195	-7.14%	58,963
2017	10.861216	12.557899	15.62%	40,656
2016	10.273175	10.861216	5.72%	1,345
2015	10.820654	10.273175	-5.06%	1,364
2014	10.759988	10.820654	0.56%	569
2013*	10.000000	10.759988	7.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	23.557485	21.962509	-6.77%	9,153,168
2017	21.102865	23.557485	11.63%	10,305,446
2016	19.924520	21.102865	5.91%	11,765,558
2015	20.224004	19.924520	-1.48%	13,499,194
2014	19.451473	20.224004	3.97%	14,898,496
2013	16.872314	19.451473	15.29%	15,805,772
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
138

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	28.152661	25.677034	-8.79%	3,438,950
2017	24.408297	28.152661	15.34%	4,030,213
2016	22.761033	24.408297	7.24%	4,603,410
2015	23.195107	22.761033	-1.87%	5,337,089
2014	22.356717	23.195107	3.75%	5,915,047
2013	18.481146	22.356717	20.97%	6,520,226
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	19.550246	18.603051	-4.84%	2,769,886
2017	18.109008	19.550246	7.96%	3,216,168
2016	17.330765	18.109008	4.49%	3,621,572
2015	17.537747	17.330765	-1.18%	3,979,392
2014	16.938973	17.537747	3.53%	4,291,979
2013	15.508419	16.938973	9.22%	4,729,773
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.990647	11.280690	-5.92%	137,853
2017	10.318553	11.990647	16.20%	62,293
2016	9.616317	10.318553	7.30%	12,844
2015	9.951825	9.616317	-3.37%	2,304
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.146444	12.659846	-3.70%	4,488
2017	10.927974	13.146444	20.30%	716
2016	10.045670	10.927974	8.78%	716
2015	10.148174	10.045670	-1.01%	727
2014*	10.000000	10.148174	1.48%	309
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	46.505004	40.734220	-12.41%	63,344
2017	40.632983	46.505004	14.45%	73,286
2016	34.171304	40.632983	18.91%	78,416
2015	35.467680	34.171304	-3.66%	95,959
2014	32.791237	35.467680	8.16%	106,405
2013	24.932794	32.791237	31.52%	110,161
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
139

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.867017	10.598109	-17.63%	712,262
2017	10.368566	12.867017	24.10%	767,255
2016	10.754701	10.368566	-3.59%	918,394
2015	10.951496	10.754701	-1.80%	1,070,024
2014	11.230744	10.951496	-2.49%	1,229,740
2013	9.383592	11.230744	19.68%	1,171,002
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.916023	15.455992	-18.29%	245,353
2017	15.616337	18.916023	21.13%	279,332
2016	15.047914	15.616337	3.78%	350,116
2015	16.082691	15.047914	-6.43%	372,389
2014	18.012939	16.082691	-10.72%	359,528
2013	15.053686	18.012939	19.66%	386
2012	13.011087	15.053686	15.70%	386
2011	15.746802	13.011087	-17.37%	386
2010	15.043154	15.746802	4.68%	386
2009	11.750680	15.043154	28.02%	386
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	19.292821	18.430804	-4.47%	243,782
2017	15.026794	19.292821	28.39%	307,981
2016	14.904528	15.026794	0.82%	380,057
2015	14.620369	14.904528	1.94%	460,900
2014	13.427775	14.620369	8.88%	537,423
2013	10.106069	13.427775	32.87%	563,298
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.180002	14.978627	-12.81%	124,843
2017	15.196797	17.180002	13.05%	137,228
2016	13.247487	15.196797	14.71%	157,297
2015	13.878543	13.247487	-4.55%	178,646
2014	12.735469	13.878543	8.98%	195,282
2013	9.541471	12.735469	33.47%	220,235
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
140

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	19.070560	17.521481	-8.12%	347,824
2017	15.128127	19.070560	26.06%	427,696
2016	14.429845	15.128127	4.84%	538,917
2015	14.648357	14.429845	-1.49%	619,187
2014	14.287313	14.648357	2.53%	719,466
2013	10.427761	14.287313	37.01%	691,725
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.126129	18.993158	-14.16%	288,061
2017	19.661842	22.126129	12.53%	330,038
2016	16.914135	19.661842	16.25%	391,704
2015	17.619336	16.914135	-4.00%	475,585
2014	15.231863	17.619336	15.67%	564,456
2013	11.357084	15.231863	34.12%	579,132
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	30.766229	27.911829	-9.28%	23,262
2017	24.969114	30.766229	23.22%	27,445
2016	23.375200	24.969114	6.82%	32,992
2015	23.522555	23.375200	-0.63%	36,343
2014	23.207171	23.522555	1.36%	38,573
2013	16.309138	23.207171	42.30%	41,284
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	43.750345	35.839508	-18.08%	16,820
2017	40.695741	43.750345	7.51%	17,978
2016	32.773322	40.695741	24.17%	19,071
2015	35.379738	32.773322	-7.37%	23,963
2014	33.523407	35.379738	5.54%	29,803
2013	24.219631	33.523407	38.41%	32,751
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
141

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	40.991876	35.317881	-13.84%	37,048
2017	36.632273	40.991876	11.90%	44,925
2016	30.240076	36.632273	21.14%	52,116
2015	31.182839	30.240076	-3.02%	63,923
2014	31.371196	31.182839	-0.60%	72,165
2013	22.579731	31.371196	38.94%	77,069
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	30.017386	29.588011	-1.43%	288,655
2017	25.253129	30.017386	18.87%	347,485
2016	22.981833	25.253129	9.88%	413,936
2015	23.096328	22.981833	-0.50%	497,702
2014	20.895881	23.096328	10.53%	598,408
2013	16.162472	20.895881	29.29%	601,445
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.842743	14.075903	-5.17%	65,382
2017	14.145939	14.842743	4.93%	84,050
2016	13.351815	14.145939	5.95%	96,469
2015	14.317576	13.351815	-6.75%	117,515
2014	11.262367	14.317576	27.13%	142,751
2013	11.093835	11.262367	1.52%	174,650
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.235668	16.206131	-5.97%	97,597
2017	14.382933	17.235668	19.83%	91,857
2016	13.061331	14.382933	10.12%	91,096
2015	13.089868	13.061331	-0.22%	90,611
2014	11.710717	13.089868	11.78%	103,960
2013*	10.000000	11.710717	17.11%	15,481
142

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.677261	10.640381	-0.35%	362,476
2017	10.633224	10.677261	0.41%	386,933
2016	10.495092	10.633224	1.32%	421,646
2015	10.653524	10.495092	-1.49%	515,109
2014	10.724502	10.653524	-0.66%	535,152
2013	10.837845	10.724502	-1.05%	500,943
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.489473	14.449950	-12.37%	12,748
2017	14.609064	16.489473	12.87%	18,198
2016	12.226748	14.609064	19.48%	16,262
2015	13.003827	12.226748	-5.98%	13,876
2014	12.582420	13.003827	3.35%	9,027
2013*	10.000000	12.582420	25.82%	6,646
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.271425	14.393241	-16.66%	811,159
2017	14.237352	17.271425	21.31%	861,481
2016	14.243671	14.237352	-0.04%	1,044,396
2015	14.994609	14.243671	-5.01%	1,127,206
2014	16.514477	14.994609	-9.20%	1,207,317
2013	13.911205	16.514477	18.71%	1,148,859
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	39.459338	36.445138	-7.64%	1,050
2017	32.045735	39.459338	23.13%	1,114
2016	31.122324	32.045735	2.97%	1,178
2015	31.174254	31.122324	-0.17%	1,729
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.754591	10.738762	-0.15%	608,268
2017	10.783265	10.754591	-0.27%	715,157
2016	10.776974	10.783265	0.06%	755,620
2015	10.882343	10.776974	-0.97%	810,343
2014	10.942194	10.882343	-0.55%	919,112
2013	11.001623	10.942194	-0.54%	948,214
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
143

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	32.002691	29.821368	-6.82%	29,528
2017	27.336078	32.002691	17.07%	31,947
2016	25.170871	27.336078	8.60%	32,466
2015	25.582310	25.170871	-1.61%	44,558
2014	23.445821	25.582310	9.11%	45,173
2013	17.236872	23.445821	36.02%	68,945
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	42.442950	36.333309	-14.39%	54,654
2017	31.495987	42.442950	34.76%	59,132
2016	31.911521	31.495987	-1.30%	66,120
2015	31.139232	31.911521	2.48%	82,003
2014	30.866879	31.139232	0.88%	97,133
2013	24.589040	30.866879	25.53%	7,343
2012	20.566853	24.589040	19.56%	7,376
2011	22.745144	20.566853	-9.58%	7,780
2010	19.886761	22.745144	14.37%	10,253
2009	14.436640	19.886761	37.75%	10,324
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.753467	10.146640	-5.64%	7,906
2017	10.258954	10.753467	4.82%	8,894
2016	9.766136	10.258954	5.05%	14,348
2015	10.132234	9.766136	-3.61%	61,405
2014	10.000942	10.132234	1.31%	46,176
2013	10.154557	10.000942	-1.51%	65,361
2012*	10.000000	10.154557	1.55%	59,523
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.079236	8.809953	-20.48%	13,962
2017	8.863738	11.079236	25.00%	12,829
2016	9.216847	8.863738	-3.83%	11,223
2015	9.043192	9.216847	1.92%	13,247
2014*	10.000000	9.043192	-9.57%	2,783
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	31.703444	28.799363	-9.16%	375,166
2017	27.496938	31.703444	15.30%	437,012
2016	24.992254	27.496938	10.02%	526,567
2015	24.521168	24.992254	1.92%	627,127
2014	22.469491	24.521168	9.13%	740,308
2013	17.293862	22.469491	29.93%	780,116
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
144

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	45.191918	39.961755	-11.57%	55,067
2017	40.133466	45.191918	12.60%	64,767
2016	34.501906	40.133466	16.32%	82,149
2015	37.168245	34.501906	-7.17%	96,022
2014	33.675868	37.168245	10.37%	106,208
2013	24.226087	33.675868	39.01%	111,482
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.735218	10.967710	-6.54%	14,747
2017	10.470564	11.735218	12.08%	14,035
2016	9.381376	10.470564	11.61%	17,988
2015	10.450730	9.381376	-10.23%	23,519
2014	10.524441	10.450730	-0.70%	51,864
2013	10.635249	10.524441	-1.04%	63,504
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.767882	10.129788	-5.93%	1,005
2017	9.922384	10.767882	8.52%	2,292
2016	8.866028	9.922384	11.91%	3,650
2015	9.186450	8.866028	-3.49%	4,020
2014	9.164602	9.186450	0.24%	1,518
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.271013	11.635048	-5.18%	19,094
2017	11.210014	12.271013	9.46%	20,983
2016	11.020101	11.210014	1.72%	25,603
2015	12.010066	11.020101	-8.24%	26,008
2014	12.113330	12.010066	-0.85%	28,913
2013	13.115558	12.113330	-7.64%	29,975
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.600379	11.493435	-0.92%	1,177,112
2017	11.589833	11.600379	0.09%	1,273,824
2016	11.573261	11.589833	0.14%	1,380,152
2015	11.683511	11.573261	-0.94%	1,478,292
2014	11.731651	11.683511	-0.41%	1,606,690
2013	11.895761	11.731651	-1.38%	1,549,247
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
145

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.239689	10.265731	0.25%	56,515
2017	10.125090	10.239689	1.13%	38,749
2016*	10.000000	10.125090	1.25%	12,851
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.261373	11.060480	-1.78%	495,238
2017	10.868481	11.261373	3.61%	493,871
2016	10.717682	10.868481	1.41%	490,044
2015	10.806099	10.717682	-0.82%	534,841
2014	10.494450	10.806099	2.97%	588,845
2013	10.839073	10.494450	-3.18%	572,913
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.275548	10.199083	-9.55%	13,104
2017*	10.000000	11.275548	12.76%	11,673
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.391484	13.551660	1.20%	8,775
2017	10.348726	13.391484	29.40%	5,244
2016*	10.000000	10.348726	3.49%	5,980
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	22.396267	17.905997	-20.05%	2,342
2017	17.898565	22.396267	25.13%	0
2016	18.561598	17.898565	-3.57%	0
2015	18.751265	18.561598	-1.01%	0
2014	20.348585	18.751265	-7.85%	0
2013	16.073335	20.348585	26.60%	0
2012	13.337649	16.073335	20.51%	0
2011	16.243221	13.337649	-17.89%	0
2010	14.934733	16.243221	8.76%	1,316
2009	12.122313	14.934733	23.20%	1,430
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.543945	35.434142	-0.31%	38,900
2017	28.243797	35.543945	25.85%	40,918
2016	32.000556	28.243797	-11.74%	37,813
2015	28.783452	32.000556	11.18%	57,267
2014	22.189717	28.783452	29.72%	62,253
2013	14.914208	22.189717	48.78%	55,998
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
146

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.560210	5.348808	-29.25%	13,371
2017	7.801719	7.560210	-3.10%	14,672
2016	5.503148	7.801719	41.77%	15,192
2015	8.387716	5.503148	-34.39%	9,012
2014	10.520797	8.387716	-20.27%	8,312
2013	9.649712	10.520797	9.03%	18,737
2012*	10.000000	9.649712	-3.50%	13,140
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.733308	5.482363	-29.11%	10,598
2017	7.958170	7.733308	-2.83%	11,736
2016	5.601898	7.958170	42.06%	14,940
2015	8.515254	5.601898	-34.21%	18,096
2014	10.648674	8.515254	-20.03%	20,568
2013	9.745932	10.648674	9.26%	29,409
2012*	10.000000	9.745932	-2.54%	39,062
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.845782	30.888198	0.14%	35,068
2017	24.792668	30.845782	24.41%	45,232
2016	23.277094	24.792668	6.51%	54,126
2015	24.246816	23.277094	-4.00%	66,920
2014	24.998295	24.246816	-3.01%	69,846
2013	16.833485	24.998295	48.50%	60,473
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
147

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	10.995156	9.767200	-11.17%	0
2017	10.027490	10.995156	9.65%	0
2016	10.114497	10.027490	-0.86%	0
2015	10.685912	10.114497	-5.35%	0
2014	10.692939	10.685912	-0.07%	0
2013	9.961292	10.692939	7.34%	0
2012*	10.000000	9.961292	-0.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	14.565383	13.148524	-9.73%	0
2017	12.804675	14.565383	13.75%	0
2016	12.019859	12.804675	6.53%	0
2015	12.357446	12.019859	-2.73%	0
2014	11.790377	12.357446	4.81%	0
2013	9.134292	11.790377	29.08%	0
2012	8.124647	9.134292	12.43%	0
2011	7.986435	8.124647	1.73%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.512637	-24.87%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	18.335061	14.889914	-18.79%	0
2017	16.939718	18.335061	8.24%	0
2016	14.152872	16.939718	19.69%	0
2015	15.649212	14.152872	-9.56%	0
2014	14.978356	15.649212	4.48%	0
2013	11.347589	14.978356	32.00%	0
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	8.977492	8.364785	-6.82%	0
2017	9.028709	8.977492	-0.57%	0
2016	9.017992	9.028709	0.12%	0
2015	9.641619	9.017992	-6.47%	0
2014	9.732690	9.641619	-0.94%	0
2013	11.089221	9.732690	-12.23%	0
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	14.251332	12.680723	-11.02%	0
2017	12.351527	14.251332	15.38%	0
2016	11.376306	12.351527	8.57%	0
2015	12.613114	11.376306	-9.81%	0
2014	11.708447	12.613114	7.73%	0
2013	9.011167	11.708447	29.93%	0
2012	8.210288	9.011167	9.75%	0
2011	8.322762	8.210288	-1.35%	0
148

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	21.324656	17.794960	-16.55%	0
2017	19.946149	21.324656	6.91%	0
2016	16.946395	19.946149	17.70%	0
2015	17.954633	16.946395	-5.62%	0
2014	16.106579	17.954633	11.47%	0
2013	12.928986	16.106579	24.58%	0
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.051046	9.358389	-6.89%	0
2017	9.786803	10.051046	2.70%	0
2016	9.044623	9.786803	8.21%	0
2015*	10.000000	9.044623	-9.55%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.346783	8.896854	-4.81%	0
2017	9.442516	9.346783	-1.01%	0
2016	9.608797	9.442516	-1.73%	0
2015*	10.000000	9.608797	-3.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	11.916230	10.577528	-11.23%	0
2017	10.665285	11.916230	11.73%	0
2016	9.581212	10.665285	11.31%	0
2015*	10.000000	9.581212	-4.19%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	13.431988	11.902091	-11.39%	0
2017	12.316128	13.431988	9.06%	0
2016	12.370469	12.316128	-0.44%	0
2015	13.029910	12.370469	-5.06%	0
2014	13.329493	13.029910	-2.25%	0
2013	12.147998	13.329493	9.73%	0
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.014431	9.217646	-7.96%	0
2017*	10.000000	10.014431	0.14%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	14.695430	11.701908	-20.37%	0
2017	13.709777	14.695430	7.19%	0
2016	10.904343	13.709777	25.73%	0
2015	12.156287	10.904343	-10.30%	0
2014	12.001765	12.156287	1.29%	0
2013*	10.000000	12.001765	20.02%	0
149

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.174864	9.841680	-19.16%	0
2017	11.034125	12.174864	10.34%	0
2016	9.986321	11.034125	10.49%	0
2015	10.682136	9.986321	-6.51%	0
2014*	10.000000	10.682136	6.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	18.433570	16.086972	-12.73%	0
2017	17.098496	18.433570	7.81%	0
2016	14.179228	17.098496	20.59%	0
2015	15.138203	14.179228	-6.33%	0
2014	15.016379	15.138203	0.81%	0
2013	11.127340	15.016379	34.95%	0
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	15.999614	14.595132	-8.78%	0
2017	13.762068	15.999614	16.26%	0
2016	12.875559	13.762068	6.89%	0
2015	13.310458	12.875559	-3.27%	0
2014	12.271380	13.310458	8.47%	0
2013	9.715388	12.271380	26.31%	0
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	15.192843	13.531650	-10.93%	0
2017	12.471604	15.192843	21.82%	0
2016	12.081010	12.471604	3.23%	0
2015	12.948985	12.081010	-6.70%	0
2014	12.522487	12.948985	3.41%	0
2013	10.806976	12.522487	15.87%	0
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	12.996116	10.056600	-22.62%	0
2017	10.894763	12.996116	19.29%	0
2016	9.726194	10.894763	12.01%	0
2015	10.404522	9.726194	-6.52%	0
2014	10.707972	10.404522	-2.83%	0
2013	7.532969	10.707972	42.15%	0
2012	6.533452	7.532969	15.30%	0
2011	7.926868	6.533452	-17.58%	0
150

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	9.569801	9.167450	-4.20%	0
2017	9.645742	9.569801	-0.79%	0
2016	9.231169	9.645742	4.49%	0
2015	9.722292	9.231169	-5.05%	0
2014*	10.000000	9.722292	-2.78%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	8.957698	-10.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	9.619618	9.150817	-4.87%	0
2017	9.667235	9.619618	-0.49%	0
2016	9.735534	9.667235	-0.70%	0
2015	10.196591	9.735534	-4.52%	0
2014	10.271683	10.196591	-0.73%	0
2013	10.631079	10.271683	-3.38%	0
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.087614	-19.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	12.196587	11.195387	-8.21%	0
2017	11.273707	12.196587	8.19%	0
2016	11.170090	11.273707	0.93%	0
2015	11.709818	11.170090	-4.61%	0
2014	11.717031	11.709818	-0.06%	0
2013	10.793496	11.717031	8.56%	0
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	13.114442	11.809432	-9.95%	0
2017	11.760924	13.114442	11.51%	0
2016	11.589778	11.760924	1.48%	0
2015	12.141093	11.589778	-4.54%	0
2014	12.103975	12.141093	0.31%	0
2013	10.914762	12.103975	10.90%	0
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	14.273651	12.582736	-11.85%	0
2017	12.330200	14.273651	15.76%	0
2016	12.085540	12.330200	2.02%	0
2015	12.669441	12.085540	-4.61%	0
2014	12.612878	12.669441	0.45%	0
2013	10.832727	12.612878	16.43%	0
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
151

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.402812	10.447118	-8.38%	0
2017	10.238631	11.402812	11.37%	0
2016*	10.000000	10.238631	2.39%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	11.978256	8.639658	-27.87%	0
2017	12.845419	11.978256	-6.75%	0
2016	10.031930	12.845419	28.05%	0
2015	13.200824	10.031930	-24.01%	0
2014	15.780586	13.200824	-16.35%	0
2013	13.254605	15.780586	19.06%	0
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	13.275648	11.641477	-12.31%	0
2017	12.287070	13.275648	8.05%	0
2016	10.883423	12.287070	12.90%	0
2015	11.851132	10.883423	-8.17%	0
2014	11.391837	11.851132	4.03%	0
2013	9.292663	11.391837	22.59%	0
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.358952	10.760011	-12.94%	0
2017	11.050003	12.358952	11.85%	0
2016*	10.000000	11.050003	10.50%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	17.721670	16.917419	-4.54%	0
2017	13.704930	17.721670	29.31%	0
2016	14.211093	13.704930	-3.56%	0
2015	13.861599	14.211093	2.52%	0
2014	13.020293	13.861599	6.46%	0
2013	9.982734	13.020293	30.43%	0
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	9.699671	9.226624	-4.88%	0
2017	9.724950	9.699671	-0.26%	0
2016	9.704962	9.724950	0.21%	0
2015	10.206664	9.704962	-4.92%	0
2014	10.076901	10.206664	1.29%	0
2013	10.729652	10.076901	-6.08%	0
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
152

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	18.505451	15.121063	-18.29%	0
2017	16.006674	18.505451	15.61%	0
2016	14.911177	16.006674	7.35%	0
2015	15.806265	14.911177	-5.66%	0
2014	15.544538	15.806265	1.68%	0
2013	11.929551	15.544538	30.30%	0
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	11.529100	9.389128	-18.56%	0
2017	9.247213	11.529100	24.68%	0
2016	10.177704	9.247213	-9.14%	0
2015	10.274275	10.177704	-0.94%	0
2014	11.683055	10.274275	-12.06%	0
2013	9.358880	11.683055	24.83%	0
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	14.840441	11.738511	-20.90%	0
2017	12.993002	14.840441	14.22%	0
2016	12.397493	12.993002	4.80%	0
2015	13.353713	12.397493	-7.16%	0
2014	13.073209	13.353713	2.15%	0
2013	10.471159	13.073209	24.85%	0
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	10.959826	9.493962	-13.37%	0
2017	10.204549	10.959826	7.40%	0
2016	9.400494	10.204549	8.55%	0
2015	10.451970	9.400494	-10.06%	0
2014	10.597072	10.451970	-1.37%	0
2013	8.927686	10.597072	18.70%	0
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.265906	11.254028	-8.25%	0
2017	11.660724	12.265906	5.19%	0
2016	10.662461	11.660724	9.36%	0
2015	11.962348	10.662461	-10.87%	0
2014	11.923431	11.962348	0.33%	0
2013	10.911805	11.923431	9.27%	0
2012	10.101352	10.911805	8.02%	0
2011	10.286944	10.101352	-1.80%	0
153

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	16.090944	14.644397	-8.99%	0
2017	13.915703	16.090944	15.63%	0
2016	12.503056	13.915703	11.30%	0
2015	13.531289	12.503056	-7.60%	0
2014	12.977736	13.531289	4.27%	0
2013	10.434372	12.977736	24.37%	0
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	16.516568	13.796166	-16.47%	0
2017	15.562857	16.516568	6.13%	0
2016	12.463553	15.562857	24.87%	0
2015	14.033253	12.463553	-11.19%	0
2014	14.550365	14.033253	-3.55%	0
2013	11.136396	14.550365	30.66%	0
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	10.722312	8.656168	-19.27%	0
2017	7.961648	10.722312	34.67%	0
2016	7.068071	7.961648	12.64%	0
2015	9.167879	7.068071	-22.90%	0
2014*	10.000000	9.167879	-8.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	10.635480	8.622157	-18.93%	0
2017	9.502453	10.635480	11.92%	0
2016	9.244280	9.502453	2.79%	0
2015	10.309117	9.244280	-10.33%	0
2014	12.096765	10.309117	-14.78%	0
2013	10.257407	12.096765	17.93%	0
2012	9.047344	10.257407	13.37%	0
2011	10.556350	9.047344	-14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.685673	8.488938	-2.27%	0
2017	8.884868	8.685673	-2.24%	0
2016	8.999175	8.884868	-1.27%	0
2015	9.806207	8.999175	-8.23%	0
2014*	10.000000	9.806207	-1.94%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	10.676358	9.792312	-8.28%	0
2017	9.841041	10.676358	8.49%	0
2016	9.833972	9.841041	0.07%	0
2015	10.887932	9.833972	-9.68%	0
2014	10.922474	10.887932	-0.32%	0
2013	10.028721	10.922474	8.91%	0
2012*	10.000000	10.028721	0.29%	0
154

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.226473	-7.74%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.043378	8.230573	-8.99%	0
2017	9.094700	9.043378	-0.56%	0
2016	9.528524	9.094700	-4.55%	0
2015	9.755546	9.528524	-2.33%	0
2014	9.719712	9.755546	0.37%	0
2013*	10.000000	9.719712	-2.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	15.754365	14.516980	-7.85%	0
2017	12.930734	15.754365	21.84%	0
2016	13.215457	12.930734	-2.15%	0
2015	13.155620	13.215457	0.45%	0
2014	12.682127	13.155620	3.73%	0
2013	9.459508	12.682127	34.07%	0
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	13.172982	11.164659	-15.25%	0
2017	11.979055	13.172982	9.97%	0
2016	11.036969	11.979055	8.54%	0
2015	12.023654	11.036969	-8.21%	0
2014	12.035959	12.023654	-0.10%	0
2013	9.769450	12.035959	23.20%	0
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	14.151316	12.770612	-9.76%	0
2017	12.079645	14.151316	17.15%	0
2016	12.523046	12.079645	-3.54%	0
2015	12.923900	12.523046	-3.10%	0
2014	12.514040	12.923900	3.28%	0
2013	9.552248	12.514040	31.01%	0
2012*	10.000000	9.552248	-4.48%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	12.528556	11.358571	-9.34%	0
2017	11.044301	12.528556	13.44%	0
2016	11.818742	11.044301	-6.55%	0
2015	13.446628	11.818742	-12.11%	0
2014	14.801132	13.446628	-9.15%	0
2013	12.333858	14.801132	20.00%	0
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
155

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	11.232842	10.542029	-6.15%	0
2017	10.978424	11.232842	2.32%	0
2016	9.851619	10.978424	11.44%	0
2015	10.987656	9.851619	-10.34%	0
2014	11.243220	10.987656	-2.27%	0
2013	10.609780	11.243220	5.97%	0
2012*	10.000000	10.609780	6.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	14.250315	13.654713	-4.18%	0
2017	11.708362	14.250315	21.71%	0
2016	11.504023	11.708362	1.78%	0
2015	12.731952	11.504023	-9.64%	0
2014	12.307771	12.731952	3.45%	0
2013	9.876747	12.307771	24.61%	0
2012*	10.000000	9.876747	-1.23%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	16.211780	15.610453	-3.71%	0
2017	14.307854	16.211780	13.31%	0
2016	14.299568	14.307854	0.06%	0
2015	14.850000	14.299568	-3.71%	0
2014	14.306239	14.850000	3.80%	0
2013	12.451831	14.306239	14.89%	0
2012	11.453527	12.451831	8.72%	0
2011	11.782433	11.453527	-2.79%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.329452	8.829791	-5.36%	0
2017	9.411620	9.329452	-0.87%	0
2016	9.599586	9.411620	-1.96%	0
2015*	10.000000	9.599586	-4.00%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	21.168288	20.644247	-2.48%	0
2017	16.977514	21.168288	24.68%	0
2016	17.364057	16.977514	-2.23%	0
2015	16.175427	17.364057	7.35%	0
2014	15.550195	16.175427	4.02%	0
2013	12.388378	15.550195	25.52%	0
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	20.258547	19.599708	-3.25%	0
2017	14.575005	20.258547	39.00%	0
2016	13.347332	14.575005	9.20%	0
2015	13.300098	13.347332	0.36%	0
2014	12.683068	13.300098	4.86%	0
2013	9.767927	12.683068	29.84%	0
2012*	10.000000	9.767927	-2.32%	0
156

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.917035	10.509584	-18.64%	0
2017	10.295715	12.917035	25.46%	0
2016	11.506629	10.295715	-10.52%	0
2015	13.157507	11.506629	-12.55%	0
2014	15.609504	13.157507	-15.71%	0
2013	14.242588	15.609504	9.60%	0
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.096711	7.883750	-21.92%	0
2017	8.235206	10.096711	22.60%	0
2016	7.108852	8.235206	15.84%	0
2015	9.273012	7.108852	-23.34%	0
2014*	10.000000	9.273012	-7.27%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	9.748832	9.251007	-5.11%	0
2017	9.786313	9.748832	-0.38%	0
2016*	10.000000	9.786313	-2.14%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	14.303440	13.477976	-5.77%	0
2017	11.804506	14.303440	21.17%	0
2016	11.312390	11.804506	4.35%	0
2015	12.054839	11.312390	-6.16%	0
2014	13.588943	12.054839	-11.29%	0
2013	10.033671	13.588943	35.43%	0
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	16.645532	14.306122	-14.05%	0
2017	14.789120	16.645532	12.55%	0
2016	13.552539	14.789120	9.12%	0
2015	14.265219	13.552539	-5.00%	0
2014	13.497946	14.265219	5.68%	0
2013	10.379802	13.497946	30.04%	0
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	16.196236	14.018142	-13.45%	0
2017	13.315241	16.196236	21.64%	0
2016	13.369233	13.315241	-0.40%	0
2015	13.112024	13.369233	1.96%	0
2014	13.519477	13.112024	-3.01%	0
2013	11.044805	13.519477	22.41%	0
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
157

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	11.883034	11.458610	-3.57%	0
2017	9.671478	11.883034	22.87%	0
2016	9.527221	9.671478	1.51%	0
2015*	10.000000	9.527221	-4.73%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	9.409553	8.939505	-5.00%	0
2017	9.264548	9.409553	1.57%	0
2016	9.124770	9.264548	1.53%	0
2015	9.594776	9.124770	-4.90%	0
2014	9.301251	9.594776	3.16%	0
2013	9.755546	9.301251	-4.66%	0
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	13.034103	11.616294	-10.88%	0
2017	12.400962	13.034103	5.11%	0
2016	11.692409	12.400962	6.06%	0
2015	12.337447	11.692409	-5.23%	0
2014	12.503566	12.337447	-1.33%	0
2013	14.289618	12.503566	-12.50%	0
2012	12.642013	14.289618	13.03%	0
2011	12.332044	12.642013	2.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	9.604152	8.481638	-11.69%	0
2017	8.897364	9.604152	7.94%	0
2016	8.068850	8.897364	10.27%	0
2015*	10.000000	8.068850	-19.31%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	15.938534	14.183716	-11.01%	0
2017	14.140501	15.938534	12.72%	0
2016	13.281759	14.140501	6.47%	0
2015	14.919107	13.281759	-10.97%	0
2014	15.885045	14.919107	-6.08%	0
2013	12.555900	15.885045	26.51%	0
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	21.056257	18.276012	-13.20%	0
2017	20.245408	21.056257	4.01%	0
2016	17.559192	20.245408	15.30%	0
2015	19.161211	17.559192	-8.36%	0
2014	17.689859	19.161211	8.32%	0
2013	14.008758	17.689859	26.28%	0
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
158

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	12.863184	11.718730	-8.90%	0
2017	11.582149	12.863184	11.06%	0
2016	11.078807	11.582149	4.54%	0
2015	11.439909	11.078807	-3.16%	0
2014	11.362013	11.439909	0.69%	0
2013	9.609912	11.362013	18.23%	0
2012	8.660536	9.609912	10.96%	0
2011	8.946850	8.660536	-3.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	8.561155	8.120150	-5.15%	0
2017	8.648367	8.561155	-1.01%	0
2016	8.784254	8.648367	-1.55%	0
2015	9.181052	8.784254	-4.32%	0
2014	9.119521	9.181052	0.67%	0
2013	9.760671	9.119521	-6.57%	0
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	14.922572	12.958975	-13.16%	0
2017	11.879527	14.922572	25.62%	0
2016	12.362806	11.879527	-3.91%	0
2015	12.099706	12.362806	2.17%	0
2014	12.389636	12.099706	-2.34%	0
2013	10.042681	12.389636	23.37%	0
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	15.141447	14.421807	-4.75%	0
2017	12.352798	15.141447	22.58%	0
2016	11.808987	12.352798	4.61%	0
2015	11.570249	11.808987	2.06%	0
2014	11.164332	11.570249	3.64%	0
2013	8.981814	11.164332	24.30%	0
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	13.059481	12.247382	-6.22%	0
2017	11.167264	13.059481	16.94%	0
2016	10.481181	11.167264	6.55%	0
2015	10.811871	10.481181	-3.06%	0
2014	10.228022	10.811871	5.71%	0
2013	8.020719	10.228022	27.52%	0
2012	7.145223	8.020719	12.25%	0
2011	7.620458	7.145223	-6.24%	0
159

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.130832	9.485402	-6.37%	0
2017	9.933746	10.130832	1.98%	0
2016	9.532898	9.933746	4.20%	0
2015	10.236398	9.532898	-6.87%	0
2014	10.274987	10.236398	-0.38%	0
2013	10.836176	10.274987	-5.18%	0
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	14.046661	12.462720	-11.28%	0
2017	12.444088	14.046661	12.88%	0
2016	11.035280	12.444088	12.77%	0
2015	12.309270	11.035280	-10.35%	0
2014	11.783711	12.309270	4.46%	0
2013	9.081412	11.783711	29.76%	0
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.246580	9.869381	-12.25%	0
2017	9.900753	11.246580	13.59%	0
2016*	10.000000	9.900753	-0.99%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.902362	-0.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	12.448656	11.577514	-7.00%	0
2017	12.157802	12.448656	2.39%	0
2016	11.104066	12.157802	9.49%	0
2015	11.888922	11.104066	-6.60%	0
2014	12.088915	11.888922	-1.65%	0
2013	11.773079	12.088915	2.68%	0
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.413415	12.216236	-8.93%	0
2017	11.209456	13.413415	19.66%	0
2016	10.293195	11.209456	8.90%	0
2015	10.862897	10.293195	-5.24%	0
2014	10.630105	10.862897	2.19%	0
2013	7.722407	10.630105	37.65%	0
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
160

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	14.313625	12.917091	-9.76%	0
2017	12.608255	14.313625	13.53%	0
2016	11.938850	12.608255	5.61%	0
2015	12.501606	11.938850	-4.50%	0
2014	11.796294	12.501606	5.98%	0
2013	8.877700	11.796294	32.88%	0
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	11.926561	10.205920	-14.43%	0
2017	10.379721	11.926561	14.90%	0
2016	9.986924	10.379721	3.93%	0
2015	10.599910	9.986924	-5.78%	0
2014	10.577484	10.599910	0.21%	0
2013	8.518558	10.577484	24.17%	0
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	10.870696	9.772738	-10.10%	0
2017	10.115006	10.870696	7.47%	0
2016	9.939102	10.115006	1.77%	0
2015	10.475063	9.939102	-5.12%	0
2014	10.472854	10.475063	0.02%	0
2013	9.524457	10.472854	9.96%	0
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	11.548840	10.169058	-11.95%	0
2017	10.397593	11.548840	11.07%	0
2016	10.101252	10.397593	2.93%	0
2015	10.675039	10.101252	-5.38%	0
2014	10.632027	10.675039	0.40%	0
2013	9.143751	10.632027	16.28%	0
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	9.622363	8.985318	-6.62%	0
2017	9.432758	9.622363	2.01%	0
2016	9.401207	9.432758	0.34%	0
2015	9.875655	9.401207	-4.80%	0
2014	9.965371	9.875655	-0.90%	0
2013	9.902913	9.965371	0.63%	0
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
161

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	10.651998	9.496580	-10.85%	0
2017	9.677052	10.651998	10.07%	0
2016	9.558434	9.677052	1.24%	0
2015	10.414402	9.558434	-8.22%	0
2014	10.619665	10.414402	-1.93%	0
2013*	10.000000	10.619665	6.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	10.938630	9.745743	-10.91%	0
2017	9.682203	10.938630	12.98%	0
2016	9.504488	9.682203	1.87%	0
2015	10.419078	9.504488	-8.78%	0
2014	10.755575	10.419078	-3.13%	0
2013*	10.000000	10.755575	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	11.239560	10.012414	-10.92%	0
2017	10.282221	11.239560	9.31%	0
2016	10.043683	10.282221	2.38%	0
2015	10.585992	10.043683	-5.12%	0
2014	10.556171	10.585992	0.28%	0
2013	9.343715	10.556171	12.98%	0
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	11.718858	10.167787	-13.24%	0
2017	10.348367	11.718858	13.24%	0
2016	10.028247	10.348367	3.19%	0
2015	10.617161	10.028247	-5.55%	0
2014	10.588111	10.617161	0.27%	0
2013	8.883859	10.588111	19.18%	0
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	10.496945	9.584753	-8.69%	0
2017	9.959784	10.496945	5.39%	0
2016	9.796775	9.959784	1.66%	0
2015	10.325676	9.796775	-5.12%	0
2014	10.344849	10.325676	-0.19%	0
2013	9.697221	10.344849	6.68%	0
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
162

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	9.740426	9.274644	-4.78%	0
2017	9.748227	9.740426	-0.08%	0
2016	9.679314	9.748227	0.71%	0
2015	10.182828	9.679314	-4.94%	0
2014	10.143541	10.182828	0.39%	0
2013	10.807327	10.143541	-6.14%	0
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	10.384216	9.811434	-5.52%	0
2017	10.433872	10.384216	-0.48%	0
2016	10.527503	10.433872	-0.89%	0
2015	11.034706	10.527503	-4.60%	0
2014	10.970884	11.034706	0.58%	0
2013	11.679281	10.970884	-6.07%	0
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	10.871361	9.361345	-13.89%	0
2017	9.614997	10.871361	13.07%	0
2016	8.999975	9.614997	6.83%	0
2015*	10.000000	8.999975	-10.00%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	10.472845	9.255928	-11.62%	0
2017	9.592356	10.472845	9.18%	0
2016	9.194946	9.592356	4.32%	0
2015*	10.000000	9.194946	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	23.149897	21.853341	-5.60%	0
2017	18.994585	23.149897	21.88%	0
2016	19.167124	18.994585	-0.90%	0
2015	19.067063	19.167124	0.52%	0
2014	18.314135	19.067063	4.11%	0
2013	14.012243	18.314135	30.70%	0
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.675666	10.007065	-21.05%	0
2017	9.357902	12.675666	35.45%	0
2016	9.077849	9.357902	3.09%	0
2015	11.300836	9.077849	-19.67%	0
2014	12.500558	11.300836	-9.60%	0
2013	12.979429	12.500558	-3.69%	0
2012	11.569886	12.979429	12.18%	0
2011	15.586080	11.569886	-25.77%	0
163

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	8.776061	8.410258	-4.17%	0
2017	8.963377	8.776061	-2.09%	0
2016	9.276716	8.963377	-3.38%	0
2015	9.683898	9.276716	-4.20%	0
2014	9.656681	9.683898	0.28%	0
2013	10.495254	9.656681	-7.99%	0
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	6.707031	6.520001	-2.79%	0
2017	6.963631	6.707031	-3.68%	0
2016	7.259961	6.963631	-4.08%	0
2015	7.570343	7.259961	-4.10%	0
2014	7.893995	7.570343	-4.10%	0
2013	8.231486	7.893995	-4.10%	0
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	8.053961	6.578740	-18.32%	0
2017	6.607987	8.053961	21.88%	0
2016	6.846322	6.607987	-3.48%	0
2015	7.376743	6.846322	-7.19%	0
2014	7.747953	7.376743	-4.79%	0
2013	6.872128	7.747953	12.74%	0
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	8.346012	6.871363	-17.67%	0
2017	6.991694	8.346012	19.37%	0
2016	7.251843	6.991694	-3.59%	0
2015	7.668518	7.251843	-5.43%	0
2014	8.523923	7.668518	-10.04%	0
2013	7.344911	8.523923	16.05%	0
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.751463	12.016859	-12.61%	0
2017	12.106315	13.751463	13.59%	0
2016	11.530656	12.106315	4.99%	0
2015	12.144930	11.530656	-5.06%	0
2014	12.062809	12.144930	0.68%	0
2013	9.884871	12.062809	22.03%	0
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
164

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	13.732106	12.527425	-8.77%	0
2017	12.883369	13.732106	6.59%	0
2016	12.636158	12.883369	1.96%	0
2015	13.199355	12.636158	-4.27%	0
2014	13.160239	13.199355	0.30%	0
2013	12.098628	13.160239	8.77%	0
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	16.366073	14.675863	-10.33%	0
2017	14.862610	16.366073	10.12%	0
2016	14.383008	14.862610	3.33%	0
2015	15.078197	14.383008	-4.61%	0
2014	14.943981	15.078197	0.90%	0
2013	13.040451	14.943981	14.60%	0
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	9.521338	8.964197	-5.85%	0
2017	9.393419	9.521338	1.36%	0
2016	9.393353	9.393419	0.00%	0
2015	9.769107	9.393353	-3.85%	0
2014	9.805299	9.769107	-0.37%	0
2013	9.753248	9.805299	0.53%	0
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	10.572146	9.565992	-9.52%	0
2017	9.666431	10.572146	9.37%	0
2016	9.534300	9.666431	1.39%	0
2015	10.275038	9.534300	-7.21%	0
2014	10.457541	10.275038	-1.75%	0
2013*	10.000000	10.457541	4.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	10.903611	9.821082	-9.93%	0
2017	9.719540	10.903611	12.18%	0
2016	9.475238	9.719540	2.58%	0
2015	10.287289	9.475238	-7.89%	0
2014	10.544348	10.287289	-2.44%	0
2013*	10.000000	10.544348	5.44%	0
165

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.051674	10.898412	-9.57%	0
2017	11.126945	12.051674	8.31%	0
2016	10.827828	11.126945	2.76%	0
2015	11.328719	10.827828	-4.42%	0
2014	11.231160	11.328719	0.87%	0
2013	10.041522	11.231160	11.85%	0
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	13.160282	11.642642	-11.53%	0
2017	11.759745	13.160282	11.91%	0
2016	11.302410	11.759745	4.05%	0
2015	11.872336	11.302410	-4.80%	0
2014	11.795240	11.872336	0.65%	0
2013	10.050284	11.795240	17.36%	0
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	10.878174	10.040437	-7.70%	0
2017	10.385220	10.878174	4.75%	0
2016	10.243727	10.385220	1.38%	0
2015	10.684974	10.243727	-4.13%	0
2014	10.637628	10.684974	0.45%	0
2013	10.038783	10.637628	5.97%	0
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	10.797384	9.853157	-8.74%	0
2017	9.576526	10.797384	12.75%	0
2016	9.198494	9.576526	4.11%	0
2015	9.812318	9.198494	-6.26%	0
2014*	10.000000	9.812318	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	11.838264	11.057862	-6.59%	0
2017	10.142159	11.838264	16.72%	0
2016	9.609208	10.142159	5.55%	0
2015	10.005946	9.609208	-3.97%	0
2014*	10.000000	10.005946	0.06%	0
166

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	19.220630	16.329966	-15.04%	0
2017	17.308566	19.220630	11.05%	0
2016	15.002323	17.308566	15.37%	0
2015	16.050561	15.002323	-6.53%	0
2014	15.295882	16.050561	4.93%	0
2013	11.987698	15.295882	27.60%	0
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	9.601436	7.670797	-20.11%	0
2017	7.974205	9.601436	20.41%	0
2016	8.524915	7.974205	-6.46%	0
2015	8.948081	8.524915	-4.73%	0
2014	9.458625	8.948081	-5.40%	0
2013	8.145900	9.458625	16.12%	0
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	7.721541	6.119645	-20.75%	0
2017	6.570000	7.721541	17.53%	0
2016	6.525086	6.570000	0.69%	0
2015	7.188495	6.525086	-9.23%	0
2014	8.299124	7.188495	-13.38%	0
2013	7.148949	8.299124	16.09%	0
2012	6.369418	7.148949	12.24%	0
2011	7.945732	6.369418	-19.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	14.397218	13.340999	-7.34%	0
2017	11.557316	14.397218	24.57%	0
2016	11.814883	11.557316	-2.18%	0
2015	11.946158	11.814883	-1.10%	0
2014	11.309170	11.946158	5.63%	0
2013	8.773161	11.309170	28.91%	0
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	12.819680	10.841386	-15.43%	0
2017	11.687451	12.819680	9.69%	0
2016	10.500750	11.687451	11.30%	0
2015	11.339509	10.500750	-7.40%	0
2014	10.725662	11.339509	5.72%	0
2013	8.282693	10.725662	29.49%	0
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
167

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	14.230712	12.682081	-10.88%	0
2017	11.634857	14.230712	22.31%	0
2016	11.438205	11.634857	1.72%	0
2015	11.968717	11.438205	-4.43%	0
2014	12.032943	11.968717	-0.53%	0
2013	9.052291	12.032943	32.93%	0
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	16.511313	13.747691	-16.74%	0
2017	15.122214	16.511313	9.19%	0
2016	13.407788	15.122214	12.79%	0
2015	14.396575	13.407788	-6.87%	0
2014	12.828519	14.396575	12.22%	0
2013	9.859111	12.828519	30.12%	0
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	14.167242	12.466792	-12.00%	0
2017	11.850246	14.167242	19.55%	0
2016	11.434051	11.850246	3.64%	0
2015	11.860174	11.434051	-3.59%	0
2014	12.061169	11.860174	-1.67%	0
2013	8.736566	12.061169	38.05%	0
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	15.700606	12.475302	-20.54%	0
2017	15.052283	15.700606	4.31%	0
2016	12.493635	15.052283	20.48%	0
2015	13.902320	12.493635	-10.13%	0
2014	13.578101	13.902320	2.39%	0
2013	10.111185	13.578101	34.29%	0
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	16.123882	13.474773	-16.43%	0
2017	14.850904	16.123882	8.57%	0
2016	12.635347	14.850904	17.53%	0
2015	13.430195	12.635347	-5.92%	0
2014	13.927070	13.430195	-3.57%	0
2013	10.332175	13.927070	34.79%	0
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
168

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	14.241860	13.616711	-4.39%	0
2017	12.348697	14.241860	15.33%	0
2016	11.582659	12.348697	6.61%	0
2015	11.998495	11.582659	-3.47%	0
2014	11.189291	11.998495	7.23%	0
2013	8.920697	11.189291	25.43%	0
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	11.075073	10.187527	-8.01%	0
2017	10.878741	11.075073	1.80%	0
2016	10.582705	10.878741	2.80%	0
2015	11.697362	10.582705	-9.53%	0
2014	9.484011	11.697362	23.34%	0
2013	9.629520	9.484011	-1.51%	0
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	14.965690	13.649285	-8.80%	0
2017	12.871453	14.965690	16.27%	0
2016	12.047172	12.871453	6.84%	0
2015	12.444914	12.047172	-3.20%	0
2014	11.476120	12.444914	8.44%	0
2013*	10.000000	11.476120	14.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	7.967814	7.702029	-3.34%	0
2017	8.178355	7.967814	-2.57%	0
2016	8.319721	8.178355	-1.70%	0
2015	8.705137	8.319721	-4.43%	0
2014	9.032704	8.705137	-3.63%	0
2013	9.408981	9.032704	-4.00%	0
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	14.317541	12.169811	-15.00%	0
2017	13.073768	14.317541	9.51%	0
2016	11.277292	13.073768	15.93%	0
2015	12.363131	11.277292	-8.78%	0
2014	12.330530	12.363131	0.26%	0
2013*	10.000000	12.330530	23.31%	0
169

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	13.284522	10.738236	-19.17%	0
2017	11.286460	13.284522	17.70%	0
2016	11.637959	11.286460	-3.02%	0
2015	12.628693	11.637959	-7.85%	0
2014	14.336903	12.628693	-11.91%	0
2013	12.448220	14.336903	15.17%	0
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	18.587934	16.652443	-10.41%	0
2017	15.558405	18.587934	19.47%	0
2016	15.573607	15.558405	-0.10%	0
2015	16.079589	15.573607	-3.15%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	7.260585	7.032374	-3.14%	0
2017	7.503271	7.260585	-3.23%	0
2016	7.728930	7.503271	-2.92%	0
2015	8.044598	7.728930	-3.92%	0
2014	8.337678	8.044598	-3.52%	0
2013	8.640862	8.337678	-3.51%	0
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	15.947614	14.414430	-9.61%	0
2017	14.039728	15.947614	13.59%	0
2016	13.324185	14.039728	5.37%	0
2015	13.958577	13.324185	-4.54%	0
2014	13.186323	13.958577	5.86%	0
2013	9.992252	13.186323	31.97%	0
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	16.499852	13.700391	-16.97%	0
2017	12.619359	16.499852	30.75%	0
2016	13.178118	12.619359	-4.24%	0
2015	13.254831	13.178118	-0.58%	0
2014	13.543136	13.254831	-2.13%	0
2013	11.120308	13.543136	21.79%	0
2012	9.588004	11.120308	15.98%	0
2011	10.929306	9.588004	-12.27%	0
170

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.192992	8.413896	-8.47%	0
2017	9.039223	9.192992	1.70%	0
2016	8.868927	9.039223	1.92%	0
2015	9.484525	8.868927	-6.49%	0
2014	9.649596	9.484525	-1.71%	0
2013	10.099245	9.649596	-4.45%	0
2012*	10.000000	10.099245	0.99%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	9.915507	7.647711	-22.87%	0
2017	8.175863	9.915507	21.28%	0
2016	8.762363	8.175863	-6.69%	0
2015	8.861806	8.762363	-1.12%	0
2014*	10.000000	8.861806	-11.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	15.257086	13.443372	-11.89%	0
2017	13.638384	15.257086	11.87%	0
2016	12.776205	13.638384	6.75%	0
2015	12.921010	12.776205	-1.12%	0
2014	12.204099	12.921010	5.87%	0
2013	9.681704	12.204099	26.05%	0
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	17.437121	14.955970	-14.23%	0
2017	15.960179	17.437121	9.25%	0
2016	14.141315	15.960179	12.86%	0
2015	15.702988	14.141315	-9.95%	0
2014	14.665152	15.702988	7.08%	0
2013	10.874129	14.665152	34.86%	0
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	9.885575	8.961723	-9.35%	0
2017	9.090667	9.885575	8.74%	0
2016	8.394764	9.090667	8.29%	0
2015	9.639564	8.394764	-12.91%	0
2014	10.006228	9.639564	-3.66%	0
2013	10.422665	10.006228	-4.00%	0
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.186020	9.294895	-8.75%	0
2017	9.674133	10.186020	5.29%	0
2016	8.909369	9.674133	8.58%	0
2015	9.515329	8.909369	-6.37%	0
2014*	10.000000	9.515329	-4.85%	0
171

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	9.438242	8.680575	-8.03%	0
2017	8.886672	9.438242	6.21%	0
2016	9.004115	8.886672	-1.30%	0
2015	10.114841	9.004115	-10.98%	0
2014	10.515635	10.114841	-3.81%	0
2013	11.735908	10.515635	-10.40%	0
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	8.922438	8.574940	-3.89%	0
2017	9.187782	8.922438	-2.89%	0
2016	9.456090	9.187782	-2.84%	0
2015	9.839829	9.456090	-3.90%	0
2014	10.184301	9.839829	-3.38%	0
2013	10.644426	10.184301	-4.32%	0
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	9.735479	9.467384	-2.75%	0
2017	9.921816	9.735479	-1.88%	0
2016*	10.000000	9.921816	-0.78%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	9.203546	8.768141	-4.73%	0
2017	9.154921	9.203546	0.53%	0
2016	9.304833	9.154921	-1.61%	0
2015	9.670180	9.304833	-3.78%	0
2014	9.680185	9.670180	-0.10%	0
2013	10.305615	9.680185	-6.07%	0
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.051483	9.696283	-12.26%	0
2017*	10.000000	11.051483	10.51%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	12.814042	12.578058	-1.84%	0
2017	10.205912	12.814042	25.56%	0
2016*	10.000000	10.205912	2.06%	0
172

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	10.315695	7.999687	-22.45%	0
2017	8.496737	10.315695	21.41%	0
2016	9.081860	8.496737	-6.44%	0
2015	9.456966	9.081860	-3.97%	0
2014	10.578424	9.456966	-10.60%	0
2013	8.612717	10.578424	22.82%	0
2012	7.367145	8.612717	16.91%	0
2011	9.247982	7.367145	-20.34%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	28.186929	27.256053	-3.30%	0
2017	23.084474	28.186929	22.10%	0
2016	26.957677	23.084474	-14.37%	0
2015	24.993402	26.957677	7.86%	0
2014	19.860022	24.993402	25.85%	0
2013	13.758420	19.860022	44.35%	0
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.367569	4.369620	-31.38%	0
2017	6.772512	6.367569	-5.98%	0
2016	4.923659	6.772512	37.55%	0
2015	7.736035	4.923659	-36.35%	0
2014	10.002568	7.736035	-22.66%	0
2013	9.456639	10.002568	5.77%	0
2012*	10.000000	9.456639	-5.43%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.512886	4.478394	-31.24%	0
2017	6.907802	6.512886	-5.72%	0
2016	5.011627	6.907802	37.84%	0
2015	7.853042	5.011627	-36.18%	0
2014	10.123336	7.853042	-22.43%	0
2013	9.550161	10.123336	6.00%	0
2012*	10.000000	9.550161	-4.50%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	20.616998	20.025424	-2.87%	0
2017	17.079159	20.616998	20.71%	0
2016	16.526965	17.079159	3.34%	0
2015	17.745292	16.526965	-6.87%	0
2014	18.858407	17.745292	-5.90%	0
2013	13.089101	18.858407	44.08%	0
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
173

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
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applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
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Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
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(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
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(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
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Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
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(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar
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year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
186

The Best of America All American Gold AnnuitySM (Compass)
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-II
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 99. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III

•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
•	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
•	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares
•	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Henderson VIT Balanced Portfolio: Service Shares
•	Janus Henderson VIT Forty Portfolio: Service Shares
•	Janus Henderson VIT Global Technology Portfolio: Service Shares
•	Janus Henderson VIT Overseas Portfolio: Service Shares
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
2

•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities. This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the Lifetime Withdrawal Amount for any given year.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Lifetime Withdrawal – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
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Lifetime Withdrawal Amount – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the maximum amount that can be withdrawn between Contract Anniversaries without reducing the Current Income Benefit Base. It is calculated annually, on each Contract Anniversary, by multiplying the Current Income Benefit Base by the Lifetime Withdrawal Percentage.
Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider. The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount for any given year.
Monthly Contract Anniversary – Each recurring one-month anniversary of the date the contract was issued.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider, the initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
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Variable Account – Nationwide Variable Account-II, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30 [3]
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	0.95%
Administrative Charge	0.20%
CDSC Options (an applicant may elect one option)
Four Year CDSC Option ("L Schedule Option")	0.50% [5]
Total Variable Account Charges (including this option only)	1.65%
No CDSC Option ("C Schedule Option")	0.55% [6]
Total Variable Account Charges (including this option only)	1.70%
Death Benefit Options (an applicant may elect one option)
One-Year Enhanced Death Benefit II Option	0.20% [7]
Total Variable Account Charges (including this option only)	1.35%
One-Year Enhanced Death Benefit Option	0.10%
Total Variable Account Charges (including this option only)	1.25%
One-Month Enhanced Death Benefit Option	0.35% [8]
Total Variable Account Charges (including this option only)	1.50%
Combination Enhanced Death Benefit Option	0.40% [9]
Total Variable Account Charges (including this option only)	1.55%
Beneficiary Protector II Option	0.35% [10]
Total Variable Account Charges (including this option only)	1.50%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
Extra Value Options (eligible applicants may purchase one option)
5% Extra Value Option	0.70% [11]
Total Variable Account Charges (including this option only)	1.85%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.70% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

3% Extra Value Option	0.45% [12]
Total Variable Account Charges (including this option only)	1.60%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45% by decreasing the interest we credit to amounts allocated to the Fixed Accounts or the Guaranteed Term Options.

Capital Preservation Plus Lifetime Income Option	1.00% [13]
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Recurring Contract Expenses
Total Variable Account Charges (including this option only)	2.15%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options/Target Term Options. [14]

Capital Preservation Plus Option (no longer available for purchase)	0.50%
Total Variable Account Charges (including this option only)	1.65%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.

Additional Optional Riders with charges assessed annually as a percentage of Current Income Benefit Base:[14]
Nationwide Lifetime Income Riders (an applicant may purchase one option):
5% Nationwide Lifetime Income Rider (no longer available)	1.00% [15]
7% Nationwide Lifetime Income Rider	1.00%
10% Nationwide Lifetime Income Rider	1.20%
Joint Options for the Nationwide Lifetime Income Riders (an applicant may purchase one option only if the corresponding Lifetime Income Option is elected):
Joint Option for the 5% Nationwide Lifetime Income Rider (no longer available)	0.15%
Joint Option for the 7% Nationwide Lifetime Income Rider	0.30% [16]
Joint Option for the 10% Nationwide Lifetime Income Rider (not available in New York)	0.30% [17]

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Administrative Charge (applicable to all contracts)	0.20%
L Schedule Option	0.50%
Combination Enhanced Death Benefit Option	0.40%
Beneficiary Protector II Option	0.35%
5% Extra Value Option	0.70%
10% Nationwide Lifetime Income Rider	1.20% [18]
Joint Option for the 10% Nationwide Lifetime Income Rider	0.30% [18]
Maximum Possible Total Variable Account Charges	4.60% [19]

[1]	Nationwide assesses a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each Contract Anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any Contract Anniversary. If assessed, the Contract Maintenance Charge is deducted proportionately from each Sub-Account, the Fixed Account, and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[5]	Range of L Schedule Option CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.
[6]	Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
[7]	The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[8]	The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application.
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[9]	The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.
[10]	The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
[11]	Nationwide will discontinue deducting the charge associated with the 5% Extra Value Option seven years from the date the contract was issued.
[12]	Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option seven years from the date the contract was issued.
[13]	For contracts issued on or after September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008 or the date of state approval, (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge associated with these contracts is equal to a reduction in crediting rates of 0.60%.
[14]	For information about how the Current Income Benefit Base is calculated, see Determination of the Income Benefit Base Prior to the First Withdrawal.
[15]	Currently, the charge associated with the 5% Nationwide Lifetime Income Rider is equal to 0.85% of the Current Income Benefit Base.
[16]	For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider. For contracts that elected the Joint Option for the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 7% Nationwide Lifetime Income Rider is 0.15% of the Current Income Benefit Base.
[17]	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the Joint Option for the 10% Nationwide Lifetime Income Rider is 0.20% of the Current Income Benefit Base.
[18]	This charge is a percentage of the Current Income Benefit Base. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
[19]	Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	2.93%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
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The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC Schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits that contains a CDSC (4.60%).[1]
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.93%)	$1,522	$2,888	$4,154	$7,126	*	$2,388	$3,854	$7,126	$822	$2,388	$3,854	$7,126
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,257	$2,160	$3,051	$5,426	*	$1,660	$2,751	$5,426	$557	$1,660	$2,751	$5,426
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
[1]	The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.60% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Flexible Premium Deferred Variable Annuity Contracts.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (Non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
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Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. For Non-Qualified Contracts and Charitable Remainder Trusts, the minimum initial purchase payment is $5,000. For all other contract types, the minimum initial purchase payment is $3,000.A Contract Owner will meet the minimum initial purchase payment requirement if purchase payments equal to the required minimum are made over the course of the first Contract Year.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Credits applied to the contract cannot be used to meet the minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Subsequent Purchase Payments. If the Contract Owner elects the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 per calendar year.
Credits on Purchase Payments
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount
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returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
The Contract Owner may elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets.
The Contract Owner may elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) the highest Contract Value on any five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit II Option is availablefor contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The One-Year Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option.
•	The One-Month Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.35% of the Daily Net Assets.
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•	The Combination Enhanced Death Benefit Option is available for contracts with Annuitants age 80 or younger at the time of application. The charge for this option is equal to 0.40% of the Daily Net Assets. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option.
Extra Value Options
The Extra Value Options are no longer available for election. Prior to May 1, 2005, an applicant could have elected an Extra Value Option at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.45% of the Daily Net Assets. Allocations made to the Fixed Account and the Guaranteed Term Options will also be assessed a charge of 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option applies a credit in the amount of 5% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.70% of the Daily Net Assets. Allocations to the Fixed Account and Guaranteed Term Options will also be assessed a charge of 0.70% for the first seven Contract Years. This option is not available for contracts issued in the State of New York.
Beneficiary Protector II Option
An applicant may elect the Beneficiary Protector II Option at the time of application. This option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 75 or younger at the time of application. If the applicant elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets. Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.
Capital Preservation Plus Option
The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option). For contracts with the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the GTOs will be assessed a fee of 0.50%.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued prior to January 12, 2009. After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those Contract Owners that previously elected the Capital Preservation Plus Option. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option.
If the Capital Preservation Plus Lifetime Income Option is elected, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be assessed a fee of not more than 1.00%.
•	For contracts issued on or after September, 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.75%.
•	For contracts issued before September 15, 2008 or the date of state approval (whichever is later), the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is equal to 0.60%.
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10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 10% annually for each of those 10 years. The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 10% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 10% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 10% Nationwide Lifetime Income Rider may exceed the benefit.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 7% annually for each of those 10 years. For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 7% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The charge is deducted on each Contract Anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 7% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals
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are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 7% Nationwide Lifetime Income Rider may exceed the benefit.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. The 5% Nationwide Lifetime Income Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. Additionally, if the Contract Owner delays taking Lifetime Withdrawals for 10 years, Nationwide will guarantee that the Current Income Benefit Base on the 10th Contract Anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5% annually for each of those 10 years. The Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
If the 5% Nationwide Lifetime Income Rider is elected, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the Lifetime Withdrawal Amount is based. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The charge is deducted on each anniversary of the date the option was elected and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.
Election of the 5% Nationwide Lifetime Income Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options. If the Contract Value is greater than $0, Lifetime Withdrawals are paid from the Contract Owner’s Contract Value. If the Contract Value is equal to or less than $0, Lifetime Withdrawals are paid from Nationwide’s General Account. Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability. The cost of the 5% Nationwide Lifetime Income Rider may exceed the benefit.
Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
The Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 10% Nationwide Lifetime Income Rider is elected. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for contracts issued in the State of New York.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), no additional charge is associated with election of the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the Joint Option is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 10% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
The Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is only available for election if and when the 7% Nationwide Lifetime Income Rider is elected. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
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If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no additional charge associated with the option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide Lifetime Income Rider. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application (for contracts issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). If assessed, the charge is deducted at the same time and in the same manner as the 7% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
The Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide Lifetime Income Rider, provided that certain conditions are satisfied. The Joint Option is no longer available.
If the Joint Option is elected, Nationwide will deduct an additional charge not to exceed 0.15% of the Current Income Benefit Base. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base. The Contract Owner’s spouse (or the Annuitant’s spouse in the case of a non-natural Contract Owner) must be between age 45 and 85 at the time of application. If assessed, the charge is deducted at the same time and in the same manner as the 5% Nationwide Lifetime Income Rider charge. The cost of the Joint Option may exceed the benefit.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 5% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
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Death Benefit
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
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Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The 3% Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a GTO charge equal to 0.70% for the first seven Contract Years.
•	The Beneficiary Protector II Option has a GTO charge equal to 0.35%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
•	The Capital Preservation Plus Option has a GTO charge that will not exceed 1.00%. For contracts issued on or after the later of September 15, 2008, or the date of state approval (which ever comes last), the current GTO charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever comes last), the current GTO charge is 0.60%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when an Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
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•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector II Option has a Fixed Account charge equal to 0.35%.
•	The 3% Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
•	The 5% Extra Value Option has a Fixed Account charge equal to 0.70% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
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•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
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Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the
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abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contract Maintenance Charge
A $30 Contract Maintenance Charge is assessed on each Contract Anniversary and upon full surrender of the contract.
This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract. If on any Contract Anniversary (or on the date of a full surrender) the Contract Value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.
The deduction of the Contract Maintenance Charge will be taken proportionally from each Sub-Account, the Fixed Account, and the GTOs based on the value in each option as compared to the total Contract Value.
Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
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The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greatest of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments previously withdrawn that were subject to CDSC;
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	for those contracts with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, withdrawals up to the annual benefit amount.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit; or
(3)	from any values which have been held under a contract for at least seven years (four years if the L Schedule Option is elected).
No CDSC applies to transfers between or among the various investment options in the contract.
If the Contract Owner elected the C Share Option, no CDSC will be assessed on amounts withdrawn from the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
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Long-Term Care/Nursing Home and Terminal Illness Waiver
The contract includes a Long-Term Care/Nursing Home and Terminal Illness Waiver at no additional charge. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
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(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
CDSC Options
L Schedule Option
The Contract Owner may elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. The L Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.50% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	6%	5%	4%	0%
C Schedule Option
The Contract Owner may elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.55% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option eliminates any available Nationwide Lifetime Income Riders as optional benefits, eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit, eliminates the Fixed Account as an investment option under the contract, and eliminates Enhanced Fixed Account Dollar Cost Averaging as a Contract Owner service.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
An Extra Value Option may not be elected if either the CPPLI Option or a Nationwide Lifetime Income Rider is elected.
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3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
5% Extra Value Option
Applicants can elect the 5% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 5% of each purchase payment made to the contract for the first 12 months the contract is in force. This option must be elected at the time of application, and the option is irrevocable. This option is not available for contracts issued in the State of New York. The credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts, the Fixed Account, and/or the GTOs in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.70% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.70%. After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the 5% Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule before the end of seven Contract Years.
The amount of the Extra Value Option credit recaptured is determined based on a vesting schedule. The longer a Contract Owner waits to withdraw value from the contract, the smaller the amount of the credit that Nationwide will recapture. Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC applying the B Schedule;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
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Recapture Resulting from a Full Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture part or all of the amount credited to the contract under the option, according to the following vesting/recapture schedule:
Vesting and Recapture Schedule for the 5% Extra Value Option
Contract Year	Credit Percentage Vested	Credit Percentage Subject to Recapture
1	0%	5%	(or all of the credit)
2	0.25%	4.75%	(or 95% of the credit)
3	1%	4%	(or 80% of the credit)
4	1%	4%	(or 80% of the credit)
5	1%	4%	(or 80% of the credit)
6	1%	4%	(or 80% of the credit)
7	1%	4%	(or 80% of the credit)
8 and thereafter	5%	0%	(fully vested)
For example, Ms. R, who elected the 5% Extra Value Option, makes a $100,000 initial deposit into her contract and receives a 5% credit of $5,000. In Contract Year four, Ms. R takes a full withdrawal. For the recapture calculation, Nationwide will multiply the initial $100,000 by 4% (refer to the vesting/recapture schedule) to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the full withdrawal is $4,000.
Recapture Resulting from a Partial Withdrawal
For contracts with the 3% Extra Value Option, if the Contract Owner takes a partial surrender before the end of the seventh Contract Year that is subject to CDSC or would be subject to a CDSC under the B Schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option. The percentage of the credit Nationwide will recapture is the same percentage (ratio) that the amount surrendered that is more than 10% of the Purchase Payments (the amount that is CDSC free) is to the sum of all Purchase Payments.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $200,000 initial deposit to his contract and receives a 3% credit of $6,000. In Contract Year two, Mr. X takes a $30,000 withdrawal. The CDSC free amount of $20,000 (10% of $200,000) is subtracted from the withdrawal amount of $30,000 to get $10,000. $10,000 is used in a ratio with the sum of all purchase payments to result in $10,000/$200,000 or 5%. The $6,000 credit is then multiplied by 5% to get $300. Thus, the amount of the original credit recaptured as a result of the $30,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the withdrawal date.
For contracts with the 5% Extra Value Option, if the Contract Owner takes a partial withdrawal from the contract before the end of the seventh Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under the option, depending on when the withdrawal is taken, according to the vesting/recapture schedule described previously.
Beneficiary Protector II Option
The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the Co-Annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with the payment of the death benefit proceeds. Nationwide makes no assurances that the benefit associated with this option will offset all taxes. In addition, the Beneficiary Protector II Option will not provide a benefit if there are no earnings in connection with the payment of the death benefit proceeds. Consult a qualified tax advisor.
The amount of the benefit depends on the Annuitant’s age at the time of application and, if applicable, the Co-Annuitant’s age at the time of the first Annuitant’s death.
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The charge associated with the Beneficiary Protector II Option is equal to an annualized rate of 0.35% of the Daily Net Assets, calculated and deducted daily as part of the Accumulation Unit value calculation. In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%. The charge will be assessed until the earlier of annuitization or after all applicable benefits have been credited to the contract, as described below. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option must be elected at the time of application, and the option is irrevocable. The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.
After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the Contract Owner or new beneficial Contract Owner, and subject to any mandatory distribution rules.
Calculation of the First Benefit
The formula for determining the first benefit, which is paid upon the first Annuitant’s death, is as follows:
Earnings Percentage x Adjusted Earnings
If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.
Adjusted Earnings = (a) – (b); where:
a	=	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and
b	=	purchase payments, proportionally adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.
Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant’s death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all withdrawals taken before the Annuitant’s death.
If there is no Co-Annuitant named, the benefit will be paid in addition to the death benefit.
If there is a Co-Annuitant named, the benefit will be credited to the contract. The Beneficiary Protector II Option will remain on the contract (including the associated charge) until the death of the Co-Annuitant.
Calculation of the Second Benefit
If a Co-Annuitant is named under the contract, a second benefit will be paid upon the death of the Co-Annuitant if the Co-Annuitant is age 75 or younger at the date of the first Annuitant’s death. If the Co-Annuitant is older than age 75 at the date of the first Annuitant’s death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.
The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:
Earnings Percentage x Adjusted Earnings from the Date of the First Benefit
If the Co-Annuitant is age 70 or younger at the time of the first Annuitant’s death, the Earnings Percentage will be 40%. If the Co-Annuitant is age 71 through age 75 at the time of the first Annuitant’s death, the Earnings Percentage will be 25%.
Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:
a	=	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);
b	=	the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for withdrawals; and
c	=	purchase payments made after the first benefit was applied, proportionately adjusted for withdrawals.
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The adjustment for amounts withdrawn will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.
Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Co-Annuitant’s death (regardless of the date of the first Annuitant’s death), proportionally adjusted for any and all withdrawals taken from the contract.
After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.
How the Benefit is Allocated
Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
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Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application until state approval is received for the Capital Preservation Plus Lifetime Income Option.
For contracts that already elected the Capital Preservation Plus Option, at the end of any Capital Preservation Plus program period or after terminating a Capital Preservation Plus Option, and if the Capital Preservation Plus Option is still available in the applicable jurisdiction, the Contract Owner may elect to participate in a new Capital Preservation Plus Option at the charges, rates and allocation percentages in effect at that point in time.
Enhanced Capital Preservation Plus Option
From time to time, Nationwide may offer an enhanced version of the Capital Preservation Plus Option. The enhanced Capital Preservation Plus Option costs the same as the standard Capital Preservation Plus Option and operates similarly. The distinction between the two options is that the enhanced version provides Contract Owners with a larger Non-Guaranteed Term Option component than would be available under the standard Capital Preservation Plus Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	The Contract Owner may elect Dollar Cost Averaging for Living Benefits.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
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The Fixed Account and the limited set of investment options are the only investment options available while the Capital Preservation Plus Option is elected. Contact the Service Center for the list of available investment options.
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
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Conversion to the Capital Preservation Plus Lifetime Income Option
Upon state approval of the Capital Preservation Plus Lifetime Income Option, at the end of CCP program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to replace the Capital Preservation Plus Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CCP program period or within 60 days before the Capital Preservation Plus Option termination, whichever is applicable.
Capital Preservation Plus Lifetime Income Option
The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.
The CPPLI Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the Capital Preservation Plus Option (see Capital Preservation Plus Option). Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. All conditions associated with the Capital Preservation Plus Option (including the limited investment options) also apply to the CPPLI Option during the preservation phase. Effective May 1, 2011, the only program period available in connection with the CPPLI Option is the 10-year term. Program periods of other durations that are in effect on May 1, 2011, will continue unchanged to the end of the existing program period.
Note: Contract Owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of immediate withdrawals results in the forfeit of the second phase of the CPPLI Option and changes other important terms (see Immediate Withdrawal Benefit).
The second phase of the CPPLI Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the Contract Owner may take withdrawals from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value. This provides the Contract Owner with an available lifetime stream of income. This lifetime income stream is distinct from the annuitization phase of the contract.
In short, the preservation phase gives the Contract Owner the assurance of a principal guarantee and the withdrawal phase gives the Contract Owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.
Charges
The CPPLI Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets. Additionally, allocations to the Guaranteed Term Options will be charged not more than 1.00%. For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.75% of the Daily Net Assets and the Guaranteed Term Option charge is 0.75%. For contracts issued before September 15, 2008, or the date of state approval (whichever is later), the current charge for the CPPLI Option is equal to an annualized rate of 0.60% of the Daily Net Assets and the Guaranteed Term Option charge is 0.60%. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPPLI Option will be assessed until annuitization and the charge will remain the same (unless the Contract Owner elects a new CPP program or invokes the reset opportunity, discussed herein).
Availability
The CPPLI Option is no longer available for election for new contracts. However, contract owners who previously elected the Capital Preservation Plus Option may elect to convert to the CPPLI Option. Any such conversion must occur at the end of a CPP program period or after terminating a Capital Preservation Plus Option as described in the Capital Preservation Plus Option provision. The CPPLI Option will be added to the contract at the charges, rates, and allocation percentages in effect at that point in time and the Capital Preservation Plus Option will be removed (including the charge). Any election to switch from the CPP Option to the CPPLI Option and complete instructions must be received at the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.
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The person’s life upon which the benefit depends (the "determining life") must be age 35 or older at the time the CPPLI Option is elected. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: a Nationwide Lifetime Income Rider, the Capital Preservation Plus Option, or the C Schedule Option. Additionally, the CPPLI Option may not be revoked or terminated except as described herein. The CPPLI Option is not available on beneficially owned contracts.
Enhanced CPPLI Option
Nationwide may offer an enhanced version of the CPPLI Option. The enhanced CPPLI Option costs the same as the standard CPPLI Option and operates similarly. The distinction between the two options lies in the preservation phase. During the preservation phase of the enhanced CPPLI Option, Contract Owners will have a larger non-GTO component than would be available during the preservation phase of the standard CPPLI Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the non-GTO component. Contact the Service Center for the list of investment options available under this benefit. It is possible, under certain enhanced versions of the option, for a Contract Owner to have 100% of their investment allocated to non-GTO investment options during the preservation phase. Any enhanced CPPLI Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time. The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services).
Preservation Phase of the CPPLI Option
The first phase of the CPPLI Option, the preservation phase, is similar to the Capital Preservation Plus Option. It enables the Contract Owner to allocate part of his/her Contract Value to certain non-GTO investment options in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPPLI Option generally operates the same as the Capital Preservation Plus Option:
•	all of the terms and conditions associated with the Capital Preservation Plus Option also apply to the preservation phase of the CPPLI Option except that Contract Owners may not terminate the CPPLI Option prior to the end of the CPP program period.
•	market conditions determine the availability and allocation percentages of the various CPP program periods.
•	withdrawals during the preservation phase will reduce the value of the guarantee proportionally.
•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.
•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.
The Contract Owner may also elect Dollar Cost Averaging for Living Benefits (see Contract Owner Services). During the preservation phase, for purposes of this option, Nationwide will consider a change in Contract Owner as a death of Contract Owner.
Options at the End of a CPP Program Period
Approximately 75 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the Contract Owner. The communication will inform the Contract Owner of his/her options relating to the CPPLI Option and will instruct him/her to elect how the contract should continue. The Contract Owner must elect one of the following options: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The Contract Owner’s election is irrevocable. Each of the options is discussed more thoroughly below.
Remaining in the Preservation Phase of the CPP Lifetime Income Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to remain in the preservation phase of the CPPLI Option by beginning a new CPP program. If the Contract Owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPPLI Option.
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Moving into the Withdrawal Phase of the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to begin the withdrawal phase of the CPPLI Option (see Withdrawal Phase of the CPP Lifetime Income Option). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program period.
Terminating the CPPLI Option
After Nationwide applies any credit that may be due on the maturing CPP program, the Contract Owner may elect to terminate the CPPLI Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract’s variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market Sub-Account.
If Nationwide does not receive the Contract Owner’s instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the Contract Owner intends to terminate the CPPLI Option.
Withdrawal Phase of the CPP Lifetime Income Option
Upon electing to begin the withdrawal phase, the Contract Owner must instruct Nationwide how to allocate their Contract Value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The Contract Owner may reallocate only among the limited investment options for the remainder of the withdrawal phase. During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in Contract Owner (unless the change would result in using the same determining life).
At the beginning of the withdrawal phase of the CPPLI Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).
At any point in the withdrawal phase, the Contract Owner may begin taking the lifetime income stream by requesting a withdrawal from the contract. All withdrawals taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the withdrawal request.
At the time the first withdrawal is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding Lifetime Withdrawal Percentage in the chart that follows.
Age of Determining Life	Lifetime Withdrawal Percentage
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%
The Lifetime Withdrawal Percentage is based on the age of the determining life as of the date of the first withdrawal during the withdrawal phase and will not change, except as described in Lifetime Withdrawal Base Reset Opportunity.
Thereafter, on each anniversary of the beginning of the withdrawal phase, the Contract Owner is entitled to withdraw an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The Contract Owner may continue to take annual withdrawals that do not exceed the lifetime withdrawal amount until the earlier of the Contract Owner’s death or annuitization regardless of the actual value of the contract. Thus, it is possible for the Contract Owner to take annual withdrawals equal to the lifetime withdrawal amount after the Contract Value is $0. After the Contract Value falls to $0, the Contract Owner can continue to take annual withdrawals of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the Contract Owner.
Although withdrawals of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not withdrawn in a given year are forfeited and may not be claimed in subsequent years. Withdrawals taken before the Contract Owner is age 59½ may be subject to additional tax penalties.
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Contract Owners are permitted to take withdrawals in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than $0). However, to the extent that a withdrawal exceeds that year’s lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount). Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take withdrawals in excess of the lifetime withdrawal amount.
Required Minimum Distribution Privilege
If a Contract Owner withdraws an amount greater than the lifetime withdrawal amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, Nationwide will not reduce the lifetime withdrawal base. This RMD privilege does not apply to beneficially owned contracts. Nationwide reserves the right to modify or eliminate this RMD privilege. Nationwide will notify Contract Owners if it discontinues or eliminates the RMD privilege. If Nationwide exercises its right to modify or eliminate this privilege, any distribution in excess of the lifetime withdrawal amount will reduce the remaining lifetime withdrawal base.
Lifetime Withdrawal Base Reset Opportunity
On the five-year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, Nationwide will reset the lifetime withdrawal base to equal the current Contract Value.
Annuitization and the CPPLI Option
Election of CPPLI Option does not restrict the Contract Owner’s right to annuitize the contract. If the Contract Owner elects to annuitize during the preservation phase, any portion of the Contract Value allocated to a GTO must be reallocated and a market value adjustment may apply. Upon annuitization, all guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.
If the Contract Owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the Contract Value. Since withdrawals from the contract during the withdrawal phase reduce the Contract Value, and consequently, the amount to be annuitized, the Contract Owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPPLI Option.
Succession of Rights and Termination of the CPP Lifetime Income Option
The following events will trigger an automatic termination of the CPPLI Option:
•	a full surrender of the contract;
•	a full surrender of the death benefit proceeds; or
•	an election to annuitize the contract.
If any of the events listed above occur, the CPPLI Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.
Immediate Withdrawal Benefit
During the preservation phase of the CPPLI Option, the Contract Owner can invoke the immediate withdrawal benefit. This benefit permits the Contract Owner to take immediate withdrawals each Contract Year of up to 6% of the immediate withdrawal base until the remaining immediate withdrawal base is depleted (both discussed herein).
The benefit may only be invoked during the preservation phase, specifically during the current CPP program period. A Contract Owner wishing to invoke the immediate withdrawal benefit must affirmatively elect to do so by submitting an election form approved by Nationwide. Note: A withdrawal request alone will not invoke the immediate withdrawal benefit, but will, instead, be treated as an ordinary withdrawal under the contract.
Upon receipt of an election to invoke, Nationwide will calculate the immediate withdrawal base, which is equal to the current CPP program’s guarantee amount (determined as of the day the immediate withdrawal benefit is invoked). The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the Contract Owner can withdraw under the immediate withdrawal benefit each year. The immediate withdrawal base will not change unless the Contract Owner takes withdrawals in excess of 6% any given Contract Year.
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After the benefit is invoked, the current CPP program period will remain in effect until its regular maturity date. However, at the end of the current CPP program period, Nationwide will not credit an amount to the contract – by invoking the immediate withdrawal benefit, the Contract Owner is forfeiting any guarantee associated with the current CPP program. In order to continue the right to take immediate withdrawals after the end of the current CPP program period, the Contract Owner must reallocate the Contract Value among a limited set of investment options that may not include GTOs. Approximately 60 days before the end of the CPP program period, Nationwide will provide a notice to the Contract Owner prompting them that the Contract Value must be reallocated in order to continue the CPPLI Option and providing them with a list of available investment options. If the Contract Owner fails to reallocate the Contract Value by the end of the current CPP program period, the CPPLI Option will terminate.
Once the immediate withdrawal benefit is invoked, the Contract Owner will not be permitted to enter the withdrawal phase of the CPPLI Option and no additional purchase payments may be applied to the contract. Furthermore, the Succession of Rights and Termination of the CPP Lifetime Income Option provision no longer applies.
Example: If the Contract Owner’s initial investment at the beginning of the current CPP program period was $100,000, and no withdrawals were taken, the guarantee amount at the end of the CPP program period will be $100,000. If the Contract Owner invokes the immediate withdrawal benefit, the immediate withdrawal base is calculated to equal the CPP guarantee amount ($100,000). The contract will not be credited with any CPP guarantee amount at the end of the CPP program period.
After the immediate withdrawal benefit is invoked, in order to take an immediate withdrawal, the Contract Owner must submit a withdrawal request to Nationwide. To effectuate the withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO in proportion to the value in each investment option at the time of the withdrawal request, unless otherwise directed. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts withdrawn from the GTO could incur a market value adjustment, which will increase the gross amount of the withdrawal. Contract Owners can request to have the withdrawal taken entirely from non-GTO allocations in order to avoid a market value adjustment. Refer to the GTO prospectus for more information on market value adjustments. Immediate withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC in addition to the requested withdrawal amount could result in the gross withdrawal being greater than 6%. To avoid this, Contract Owners have the option of requesting the withdrawal net of the CDSC.
The amount available or remaining for withdrawal under the immediate withdrawal benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the Contract Owner has withdrawn and how much the Contract Owner has left to withdraw. For purposes of the remaining immediate withdrawal base, the gross withdrawal is what is tracked – the gross withdrawal will include any applicable CDSC, market value adjustments, and amounts withdrawn to meet required minimum distributions under the Internal Revenue Code.
Each immediate withdrawal reduces the the remaining immediate withdrawal base. Immediate withdrawals in excess of the 6% per Contract Year annual limit not only reduce the remaining immediate withdrawal base, but also reduce the immediate withdrawal base, thereby reducing the amount of all future immediate withdrawal benefit amounts. The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in a Contract Year cannot be carried over to the following Contract Year.
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $6,000, which is within his 6% immediate withdrawal benefit limit. Contract status is as follows:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The withdrawal results in a dollar-for-dollar reduction of the gross withdrawal amount to both the Contract Value and the remaining immediate withdrawal base.
Withdrawals in excess of 6% in a given Contract Year will not only reduce the Contract Value and remaining immediate withdrawal base (as described previously), but will also have an additional negative impact on both the immediate withdrawal base and the remaining immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit. In addition to the dollar-for-dollar reduction to the remaining immediate withdrawal base, both the remaining immediate withdrawal base and the immediate withdrawal base will also be reduced by the greater of:
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(1)	the dollar amount of the withdrawal in excess of the 6% withdrawal amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Immediate withdrawal base prior to the withdrawal
Contract Value (reduced by the amount of any applicable market value adjustment and the amount of the withdrawal request up to 6%)
Example: Assume the Contract Owner submits a gross immediate withdrawal request for $11,000, which exceeds his 6% immediate withdrawal benefit limit by $5,000. Since there is an excess withdrawal, the impact to the contract will be calculated in two steps: the first step calculates the impact of the withdrawal that is within the 6% limit:
	Contract Status Prior to $6,000 Withdrawal:	Contract Status After $6,000 Withdrawal:
Immediate Withdrawal Base	$100,000	$100,000
Contract Value	$ 31,000	$ 25,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000
The second step calculates the secondary impact of the excess withdrawal, which is equal to $5,000, using the excess withdrawal formula described previously:
$5,000	X	$100,000	=	$20,000
$25,000
This excess withdrawal adjustment is then applied to the contract status previously calculated:
	Contract Status Prior to $11,000 Withdrawal	Contract Status After Permitted Withdrawal ($6,000)	Contract Status After Permitted and Excess Withdrawal ($11,000)
Immediate Withdrawal Base	$100,000	$100,000	$80,000
Contract Value	$ 31,000	$ 25,000	$20,000
Remaining Immediate Withdrawal Base	$ 56,000	$ 50,000	$30,000
Once the Contract Value falls to $0, the Contract Owner is not permitted to take withdrawals in excess of the annual benefit amount.
A Contract Owner can continue to take immediate withdrawals as long as the remaining immediate withdrawal base is greater than $0 at which time the immediate withdrawal benefit is exhausted and the Contract Owner can no longer take withdrawals under the immediate withdrawal benefit. However, the Contract Owner can still take surrenders from the contract as long as there the Contract Value is greater than $0 (subject to the CDSC provisions of the contract). The charge associated with the CPPLI Option will continue to be assessed until the contract is terminated or annuitized.
If Contract Value reaches $0 and there is still a remaining immediate withdrawal base, the Contract Owner can continue to take immediate withdrawals up to the 6% limit each Contract Year until the remaining immediate withdrawal base is $0. Additionally, if the Contract Owner has invoked the benefit but has not requested regular or Systematic Withdrawals, Nationwide will automatically begin paying the Contract Owner the value of 6% of the remaining immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches $0 and the Contract Value is $0, the contract will automatically terminate.
Once the immediate withdrawal benefit is invoked, the CPPLI Option can only be terminated by failing to reallocate the Contract Value at the end of the current CPP program period.
The immediate withdrawal benefit provisions apply as long as the CPPLI Option is in force. If by the terms of the contract the death of the Contract Owner results in the contract being continued (i.e., does not result in payment of the death benefit), the CPPLI Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the Contract Owner’s death and the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is $0. If death of the Contract Owner occurs after the immediate withdrawal benefit was invoked but before the end of the CPP program period, the new owner will be required to reallocate the Contract Value no sooner than the expiration of the CPP program period in order to continue to receive the withdrawals and retain the benefit.
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Taxation of Surrenders under the CPPLI Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a qualified tax advisor.
10% Nationwide Lifetime Income Rider (formerly the 10% Lifetime Income Option)
The 10% Nationwide Lifetime Income Rider (the "10% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For contracts issued in the State of New York, the Contract Owner (or the Annuitant in the case of a non-natural Contract Owner) must be between age 50 and 85 at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
The 10% Nationwide Lifetime Income Rider is available under the contract at the time of application. Once elected, the 10% Nationwide L.inc Rider is irrevocable. The 10% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 10% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 10% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 10% Nationwide Lifetime Income Rider may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
10% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base. For contracts issued on or after January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.20% of the Current Income Benefit Base. For contracts issued before January 24, 2011, the current charge for the 10% Nationwide Lifetime Income Rider is 1.00% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.20% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 10% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 10% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
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Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 10% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 10% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 10% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 10% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 10% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the Lifetime Withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
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At the time of the first Lifetime Withdrawal, the 10% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage**	3.00%	3.75%	4.75%	5.75%
*	For contracts issued in the State of New York, the minimum age is 50.
**	For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the 10% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)).
For contracts issued on or after May 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	45* up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
*	For contracts issued in the State of New York, the minimum age is 50.
For contracts issued on or after May 1, 2009 but before May 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts issued before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
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Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current price or the list of permitted investment options associated with the 10% Nationwide L.inc Rider changes.
In the event the current price or the list of permitted investment options of the 10% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
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If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 10% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 10% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
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Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 10% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 10% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 10% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 10% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 10% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
7% Nationwide Lifetime Income Rider (formerly the 7% Lifetime Income Option)
The 7% Nationwide Lifetime Income (the "7% Nationwide L.inc") Rider provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 50 and 85 years old at the time of application (for contracts
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issued before November 1, 2010, the Contract Owner must have been between age 45 and 85 at the time the option was elected). For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued on or after November 1, 2010, the 7% Nationwide Lifetime Income Rider is available for election only for contracts issued in the State of New York and must be elected at the time of application. For contracts issued before November 1, 2010, the 7% Nationwide Lifetime Income Rider was available in all states (subject to state approval) and must have been elected at the time of application. Once elected, the 7% Nationwide L.inc Rider is irrevocable. The 7% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 7% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 7% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. The 7% Nationwide Lifetime Income Rider may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
7% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. For contracts that elect the 7% Nationwide Lifetime Income Rider on or after December 5, 2011 or the date of state approval (whichever is later), the current charge is 1.00% of the Current Income Benefit Base. For contracts that elected the 7% Nationwide Lifetime Income Rider before December 5, 2011 or the date of state approval (whichever is later), the current charge for the 7% Nationwide Lifetime Income Rider is 0.95% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 7% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 7% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 7% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular
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Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 7% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 7% roll-up amount, which is equal to the sum of the following calculations:
(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 7% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first Lifetime Withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 7% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the lifetime income benefit by taking a Lifetime Withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 7% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables.
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For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage*	3.00%	3.75%	4.75%	5.75%
*	For contracts that elect this option on or after December 5, 2011 or the date of state approval (whichever is later) that also elect the 7% Spousal Continuation Benefit, the Lifetime Withdrawal Percentages will be reduced (see Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)).
For contracts that elected this option on or after November 1, 2010 but before December 5, 2011 or the date of state approval of the changes shown above (whichever is later):
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.25%	6.25%
For contracts that elected this option on or after May 1, 2009 but before November 1, 2010:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elected this option before May 1, 2009:
Contract Owner’s Age (at time of first withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
For contracts that elect the Joint Option for the 7% Nationwide Lifetime Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages in the previous tables.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
At the time of the first Lifetime Withdrawal and on each Contract Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next Contract Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
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(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for, or the list of permitted investment options associated with the 7% Nationwide L.inc Rider changes.
In the event the current charge for, or the list of permitted investment options of the 7% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each Contract Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 7% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
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Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 7% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 7% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
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Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 7% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 7% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 7% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the 7% Nationwide L.inc Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
5% Nationwide Lifetime Income Rider (formerly the 5% Lifetime Income Option)
The 5% Nationwide Lifetime Income Rider (the "5% Nationwide L.inc Rider") provides for Lifetime Withdrawals, up to a certain amount each year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking excess withdrawals. Investment restrictions apply. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed.
Availability
For contracts issued before May 1, 2007, the 5% Nationwide Lifetime Income Rider is available for election at any time. For all other contracts, the 5% Nationwide Lifetime Income Rider is not available for election. Once elected, the 5% Nationwide L.inc Rider is irrevocable. The 5% Nationwide L.inc Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the 5% Nationwide Lifetime Income Rider is elected, then the spouse may keep the 5% Nationwide L.inc Rider. However, once a contract becomes beneficially owned, the contract
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will not receive the benefit of the RMD privilege discussed later in this section. The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Nationwide Lifetime Income Rider, the Capital Preservation Plus Lifetime Income Option, or the C Schedule Option.
5% Nationwide L.inc Rider Charge
In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base. Currently, the charge for the 5% Nationwide Lifetime Income Rider is 0.85% of the Current Income Benefit Base. The current charge will not change, except, possibly, upon the Contract Owner’s election to reset the benefit base, as discussed herein. If the current charge does change, it will not exceed the maximum charge of 1.00% of the Current Income Benefit Base.
The charge will be assessed on each anniversary of the date the 5% Nationwide L.inc Rider was elected (each a "5% Nationwide L.inc Anniversary") and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will also be deducted upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the 5% Nationwide L.inc Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.
Lifetime Income Rider Investment Requirements
Election of the 5% Nationwide L.inc Rider requires that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options currently available in the contract. Contact the Service Center for the list of available investment options. Allocation requests to investment options other than the limited set of investment options will not be honored; they will be treated as though no allocation request was submitted. Nationwide may offer Dollar Cost Averaging for Living Benefits described in the Contract Owner Services provision. Allocation to the Fixed Account is not permitted (except as the originating account when the Contract Owner elects Dollar Cost Averaging for Living Benefits). Allocation to a GTO is not permitted.
Transfers Among Permitted Investment Options
The Contract Owner may reallocate the Contract Value among the limited set of investment options in accordance with the Transfers Prior to Annuitization provision. The Contract Owner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision. Additionally, Contract Owners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.
Subsequent Purchase Payments
Subsequent purchase payments are permitted under the 5% Nationwide L.inc Rider as long as the Contract Value is greater than $0. Effective July 15, 2013, subsequent purchase payments are limited to an aggregate total of $50,000 in any calendar year. The $50,000 threshold may take into consideration all contracts issued by Nationwide to a particular Contract Owner or using the same determining life. If subsequent purchase payments are submitted in excess of $50,000 in any calendar year, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the Contract Owner in the same form in which it was received. Contract Owners may contact the Service Center to find out if Nationwide will accept a particular subsequent purchase payment. Nationwide may waive the $50,000 limitation for subsequent purchase payments in the future.
Determination of the Income Benefit Base Prior to the First Withdrawal
Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the Lifetime Withdrawal Amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Extra Value Option credits and Purchase Payment Credits, and reset opportunities, as described below.
Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the 5% Nationwide L.inc Rider will equal the greater of:
(1)	the highest Contract Value on any Contract Anniversary plus purchase payments submitted and any Extra Value Option credits and Purchase Payment Credits applied after that Contract Anniversary; or
(2)	the 5% roll-up amount, which is equal to the sum of the following calculations:
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(a)	Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each Contract Anniversary up to and including the 10th Contract Anniversary; plus
(b)	Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Contract Anniversary, plus any Extra Value Option credits and Purchase Payment Credits applied, increased by simple interest at an annual rate of 5% each year from the date of the purchase payment through the 10th Contract Anniversary; plus
(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th Contract Anniversary plus any Extra Value Option credits and Purchase Payment Credits applied.
When a purchase payment and any Extra Value Option credits and Purchase Payment Credits are applied on a date other than a Contract Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. However, if at any time prior to the first withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. Since the roll-up is only calculated for the first 10 Contract Years or prior to the first withdrawal, whichever comes first, any purchase payments the Contract Owner makes during that time period will increase the Current Income Benefit Base more than purchase payments made after that time period.
Lifetime Withdrawals
At any time after the 5% Nationwide L.inc Rider is elected, the Contract Owner may begin taking the Lifetime Withdrawal Amount by taking a withdrawal from the contract. The first withdrawal under the contract constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization.
At the time of the first Lifetime Withdrawal, the 5% roll-up amount terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first Lifetime Withdrawal will increase the Current Income Benefit Base by the amount of the purchase payment.
Simultaneously, the Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner as indicated in the following tables. State specific Lifetime Withdrawal Percentages, based on the approved table at the time of application, can be obtained from your registered representative or by contacting the Service Center.
For contracts that elect this option on or after May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	4.00%	5.00%	6.00%
For contracts that elect this option before May 1, 2009, or the date of state approval (whichever is later):
Contract Owner’s Age (at time of first lifetime income withdrawal)	45 up to 59½	59½ through 66	67 through 71	72 through 80	81 and older
Lifetime Withdrawal Percentage	4.00%	5.00%	5.50%	6.00%	7.00%
A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a withdrawal from the contract prior to age 81.
Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½. Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information.
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At the time of the first Lifetime Withdrawal and on each 5% Nationwide L.inc Anniversary thereafter, the Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L.inc Anniversary without reducing the Current Income Benefit Base. The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization.
The Contract Owner can elect to set up Systematic Withdrawals or can request each withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center.
Each year’s Lifetime Withdrawal Amount is non-cumulative. A Contract Owner cannot take a previous year’s Lifetime Withdrawal Amount in a subsequent year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount
The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:
(1)	the dollar amount of the withdrawal in excess of the Lifetime Withdrawal Amount; or
(2)	a figure representing the proportional amount of the withdrawal. This amount is determined by the following formula:

dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base. In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.
Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. This RMD privilege does not apply to beneficially owned contracts. In order to qualify for the RMD privilege, the Contract Owner must:
(1)	be at least 70½ years old as of the date of the request;
(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and
(3)	submit a completed administrative form in advance of the withdrawal to the Service Center.
Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base.
Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the Lifetime Withdrawal Amount associated with this option the only income stream producing benefit remaining in the contract.
Reset Opportunities
Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any 5% Nationwide L.inc Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. This automatic reset will continue until either the current charge for or the list of permitted investment options associated with the 5% Nationwide L.inc Rider changes.
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In the event the current charge for or the list of permitted investment options of the 5% Nationwide L.inc Rider changes, the reset opportunities still exist, but are no longer automatic. An election to reset the Current Income Benefit Base must be made by the Contract Owner to Nationwide. On or about each 5% Nationwide L.inc Anniversary, Nationwide will provide the Contract Owner with information necessary to make this determination. Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Nationwide L.inc Rider; and instructions on how to communicate an election to reset the benefit base.
If the Contract Owner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus. If Nationwide does not receive a Contract Owner’s election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L.inc Anniversary, Nationwide will assume that the Contract Owner does not wish to reset the Current Income Benefit Base. If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Nationwide L.inc Rider will not change (as applicable to that particular contract).
Contract Owners may cancel the automatic reset feature of the 5% Nationwide L.inc Rider by notifying Nationwide as to such election. Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to Contract Owners.
Settlement Options
If a Contract Owner’s Contract Value falls to $0 and there is still a positive Current Income Benefit Base, Nationwide will provide the Contract Owner with settlement options. Specifically, Nationwide will provide a notification to the Contract Owner describing the following three options, along with instructions on how to submit the election to Nationwide:
(1)	The Contract Owner can take Lifetime Withdrawals of the Lifetime Withdrawal Amount until the death of the Contract Owner;
(2)	The Contract Owner can elect the Age Based Lump Sum Settlement Option, as described below; or
(3)	If the Contract Owner qualifies after a medical examination, the Contract Owner can elect the Underwritten Lump Sum Settlement Option, as described below.
The options above each result in a different amount ultimately received under the 5% Nationwide L.inc Rider. The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a Contract Owner is healthier than the normal population. Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount. Election of the Age Based Lump Sum Settlement Option enables the Contract Owner to receive payment without a medical exam, which could potentially delay payment. Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best based on the Contract Owner’s individual financial situation and needs.
The Contract Owner will have 60 days from the date of Nationwide's notification letter to make an election ("Notification Period"). Once the Contract Owner makes an election, the election is irrevocable. If the Contract Owner is receiving Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will continue sending Systematic Withdrawals of the full amount of the Lifetime Withdrawal Amount to the Contract Owner. If the Contract Owner had requested Systematic Withdrawals of only a portion of the Lifetime Withdrawal Amount prior to the notice, Systematic Withdrawals will continue, but Nationwide will increase the Lifetime Withdrawals to the full amount of the Lifetime Withdrawal Amount.
If the Contract Owner is not taking Systematic Withdrawals of the Lifetime Withdrawal Amount and does not make an election within the Notification Period, Nationwide will initiate Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner and will begin mailing to the Contract Owner on an annual basis an amount equal to the Lifetime Withdrawal Amount. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, it will be irrevocable. If Nationwide initiates Systematic Withdrawals of the Lifetime Withdrawal Amount on behalf of the Contract Owner, the first payment of the Lifetime Withdrawal Amount will be sent on the next business day following the Notification Period ("Settlement Payment Date"). Nationwide will then send the Contract Owner the Lifetime Withdrawal Amount annually on the anniversary of the Settlement Payment Date (or the next business day if the anniversary of the Settlement Payment Date does not fall on a business day). Nationwide will mail a check to the Contract Owner's address on record. The Contract Owner may contact the Service Center at any time to change the frequency of the Systematic Withdrawals.
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Note: In any event, if the Contract Owner does not make an election within the Notification Period, Nationwide will send the Contract Owner the full amount of the Lifetime Withdrawal Amount to which he/she is entitled to each year. There may be tax consequences if Nationwide increases or initiates the Lifetime Withdrawals on behalf of a Contract Owner. Consult a qualified tax advisor.
Age Based Lump Sum Settlement Option
Under the Age Based Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, Nationwide will pay the Contract Owner a lump sum equal to the Contract Owner’s most recently calculated Lifetime Withdrawal Amount multiplied by the Annual Benefit Multiplier listed below:
Contract Owner’s Age*	Up to Age 70	71-75	76-80	81-85	86-90	91-95	96+
Annual Benefit Multiplier	5.5	4.5	3.5	2.5	2.0	1.5	1.0
*	As of the date the Age Based Lump Sum Option is elected.
For contracts that have elected the Joint Option for the 5% Nationwide Lifetime Income Rider, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger spouse minus three years to determine the Annual Benefit Multiplier. If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.
Underwritten Lump Sum Settlement Option
Under the Underwritten Lump Sum Settlement Option, in lieu of taking Lifetime Withdrawals of the Lifetime Withdrawal Amount, for those who qualify based on a medical exam, Nationwide will pay the Contract Owner a lump sum based upon the attained age, sex, and health of the Contract Owner (and spouse if the Joint Option for the 5% Nationwide Lifetime Income Rider is elected). Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner. Upon completion of underwriting by Nationwide, the lump sum settlement amount (determined as of the date that Nationwide received all of the necessary information) is issued to the Contract Owner.
Annuitization
If the Contract Owner elects to annuitize the contract, this option will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Nationwide L.inc Rider will terminate.
Death of Determining Life
For contracts with no Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefits provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information.
For contracts with the Joint Option for the 5% Nationwide Lifetime Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the 5% Nationwide L.inc Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature.
Tax Treatment
Although the tax treatment for withdrawals under withdrawal benefits such as the 5% Nationwide Lifetime Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows:
First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal will be reported as a taxable distribution.
For any Lifetime Withdrawal taken when the Contract Value is less than or equal to the total investment in the contract, Nationwide treats the Lifetime Withdrawal as a tax-free return of investment until the entire investment in the contract has been received tax-free. Once the entire investment in the contract has been received tax-free, Lifetime Withdrawals will be reported as taxable distributions. Consult a qualified tax advisor.
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Joint Option for the 10% Nationwide Lifetime Income Rider (formerly the 10% Spousal Continuation Benefit)
At the time the 10% Nationwide L.inc Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 10% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 10% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 10% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option for the 10% Nationwide Lifetime Income Rider is not available for Contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for this option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first Lifetime Withdrawal)	45 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first Lifetime Withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.20% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 10% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 10% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
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Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3) and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay the applicable charge until annuitization.
Joint Option for the 7% Nationwide Lifetime Income Rider (formerly the 7% Spousal Continuation Benefit)
At the time the 7% Nationwide Lifetime Income ("7% Nationwide L.inc") Rider is elected (at time of application), the Contract Owner may elect the Joint Option for the 7% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 7% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 7% Nationwide L.inc Rider will be that of the younger spouse. Effective November 1, 2010, the Joint Option is only available for contracts issued in the State of New York.
The annual charge for the Joint Option will not exceed 0.30% of the Current Income Benefit Base. The charge will be assessed until annuitization. For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later) that elect the Joint Option, there is no charge for the Joint Option. However, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider as follows:
Contract Owner’s Age (at time of first withdrawal)	50 up to 59½	59½ through 64	65 through 80	81 and older
Lifetime Withdrawal Percentage	3.00%	3.25%	4.25%	5.25%
The Lifetime Withdrawal Percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.
For contracts issued before December 5, 2011 or the date of state approval (whichever is later) that elected the Joint Option, the current charge is 0.15% of the Current Income Benefit Base and there is no reduction to the Lifetime Withdrawal Percentages associated with the 7% Nationwide L.inc Rider.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 50 and 85 years old at the time of application;
(2)	Both spouses must be at least age 50 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 7% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Joint Option for the 5% Nationwide Lifetime Income Rider (formerly the 5% Spousal Continuation Benefit)
At the time the 5% Nationwide Lifetime Income ("5% Nationwide L.inc") Rider is elected, the Contract Owner may elect the Joint Option for the 5% Nationwide Lifetime Income Rider ("Joint Option") (not available for contracts issued as Charitable Remainder Trusts). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the 5% Nationwide L.inc Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the 5% Nationwide L.inc Rider will be that of the younger spouse. The Joint Option is no longer available.
The annual charge for the Joint Option will not exceed 0.15% of the Current Income Benefit Base. The charge will be assessed until annuitization. Currently, the charge for the Joint Option is 0.15% of the Current Income Benefit Base.
To be eligible for the Joint Option, the following conditions must be met:
(1)	Both spouses must be between 45 and 85 years old at the time of application;
(2)	Both spouses must be at least age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);
(3)	If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;
(4)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(5)	Both spouses must be named as primary beneficiaries;
(6)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; and
(7)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner).
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Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the 5% Nationwide L.inc Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit.
Marriage Termination
If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.
If, after taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract.
Risks Associated with Electing the Joint Option
There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if:
(1)	the Contract Owner’s spouse (Co-Annuitant) dies before him/her;
(2)	the contract is annuitized;
(3)	after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or
(4)	the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.
Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
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On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Further, changes to the parties to the contract may result in the Contract Owner not receiving the benefit associated with an option while still continuing to pay any applicable charge for the option. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
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Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
When determining PPCs Nationwide will include the purchase payments in this contract, and may include the purchase payments of other Nationwide annuity contracts issued to an immediate family member within the 12 months before the purchase of this contract. Immediate family members include spouses, children, or other family members living within the Contract Owner's household. In order to be considered for PPCs, the Contract Owner must notify Nationwide in writing of all Nationwide annuity contracts owned by the Contract Owner or immediate family members. Contact the Service Center to determine if another annuity contract can be considered in determining PPCs for this contract.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide. After the end of the contractual free look period, all PPCs are fully vested and not subject to recapture.
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Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's
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allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.15% to 4.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Note: The range shown above reflects only those Variable Account charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect the cost of other optional benefits that assess charges via the redemption of Accumulation Units.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
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(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
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As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract advisors via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisors will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
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(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Transfers from the Sub-Accounts
A Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time. Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.
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For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Credits, but all losses attributable to the Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account and the GTOs for a period of up to six months from the date of the withdrawal or transfer request.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
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Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties. In addition, withdrawals taken from the contract to pay advisory or investment management fees may negatively impact the benefit associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, and 5% Nationwide Lifetime Income Rider.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	charges associated with the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider and Joint Option (if elected)
•	Purchase Payment Credits, if applicable
•	a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the Contract Value is equal to or greater than $50,000 at the time of the full surrender or on any Contract Anniversary prior to the full surrender)
•	application of any Extra Value credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any sales charges.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Loan Privilege
The loan privilege is only available for Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged
Nationwide charges interest on the outstanding loan balance. The applicable rate is disclosed at the time of loan application or loan issuance. Contract loan interest charges may provide revenue for risk charges and profit.
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Interest Credited
Interest is credited to the contract, based on the amount of the outstanding loan balance in the collateral fixed account until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate charged by Nationwide, and will be no less than the guaranteed minimum interest rate stated in the contract.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
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A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
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Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Dollar Cost Averaging for Living Benefits
Nationwide may periodically offer Dollar Cost Averaging programs with the CPPLI Option and the Nationwide Lifetime Income Riders referred to as "Dollar Cost Averaging for Living Benefits." Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Account over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits. Only those investment options available with the elected option are available for use in Dollar Cost Averaging for Living Benefits. If a Contract Owner elected Custom Portfolio, Dollar Cost Averaging for Living Benefits transfers into the elected model will be allocated to the Sub-Accounts in the same percentages as the model allocations to those Sub-Accounts.Contact the Service Center for the investment options available for the CPPLI Option and the Nationwide Lifetime Income Riders.
Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts are permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated. The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the optional benefit elected.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the
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transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise. Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Fixed Account Interest Out Dollar Cost Averaging
Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging." Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account or GTOs.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will continue to process transfers until the Contract Owner instructs Nationwide in writing to stop the transfers. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Custom Portfolio Asset Rebalancing Service
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge. Custom Portfolio is an asset allocation program that Contract Owners can use to build their own customized portfolio of investments, subject to certain limitations. Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing. There are no guarantees that Custom Portfolio will result in a profit or protect against loss in a declining market.
Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons. The Contract Owner selects their model, then selects the specific Sub-Accounts (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the Contract Owner to create their own unique "Custom Portfolio." Only one Custom Portfolio may be created and in effect at a time and the entire Variable Account Contract Value must participate in the model.
Note: Contract Owners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.
Once the Contract Owner creates their Custom Portfolio, that Contract Owner's model is static. This means that the percentage allocated to each Sub-Account will not change over time, except for quarterly rebalancing, as described below.
Note: Allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.
To participate in Custom Portfolio, eligible Contract Owners must submit the proper administrative form to the Service Center in good order. While Custom Portfolio is elected, Contract Owners cannot participate in Asset Rebalancing.
Asset Allocation Models Available with Custom Portfolio
The following models are available with Custom Portfolio:
Conservative:	Designed for Contract Owners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for Contract Owners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for Contract Owners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for Contract Owners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for Contract Owners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for Contract Owners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for Contract Owners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.
The specific Sub-Accounts available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to Contract Owners at the time Custom Portfolio is elected. At that time, Contract Owners elect their model and the specific Sub-Accounts and percentages that will comprise their Custom Portfolio. The availability of some models may be restricted. Contact the Service Center for the available models.
Quarterly Rebalancing
At the end of each calendar quarter, Nationwide will reallocate the Sub-Account allocations so that the percentages allocated to each Sub-Account match the most recently provided percentages provided by the Contract Owner. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter. Each quarterly rebalancing is considered a transfer event.
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Changing Models or Underlying Mutual Fund Allocations
Contract Owners who have elected 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider may change the Sub-Account allocations or percentages within their elected model or may change models and create a new Custom Portfolio within that new model. Contract Owners who have elected the CPPLI Option and the CPP Option are not permitted to change models but can change the Sub-Account allocations or percentages within their elected model. To implement one of these changes, Contract Owners must submit new allocation instructions to the Service Center in good order and in writing on Nationwide's administrative form. Any model and percentage changes will count as a transfer event, as described in the Transfer Restrictions provision.
Nationwide reserves the right to limit the number of model changes a Contract Owner can make each year.
Terminating Participation in Custom Portfolio
Contract Owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center. In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Nationwide Lifetime Income Rider, as applicable. Termination is effective on the date the termination request is received at the Service Center in good order.
Static Asset Allocation Models
For Contract Owners that have elected the CPP Lifetime Income Option or a Nationwide Lifetime Income Rider, Nationwide makes available as a permitted investment option the following Static Asset Allocation Model(s): American Funds Option (33% NVIT - American Funds NVIT Asset Allocation Fund, 33% NVIT - American Funds NVIT Bond Fund, and 34% NVIT - American Funds NVIT Growth-Income Fund), Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund), and Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund). The availability of some models may be restricted. Contact the Service Center for the available models.
A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model. In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a Static Asset Allocation Model.
A Static Asset Allocation Model is just that: static. The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions. However, a Contract Owner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. The entire Contract Value must be allocated to the elected model.
With respect to transferring into and out of a Static Asset Allocation Model, the model is treated like a Sub-Account and is subject to the Transfers Prior to Annuitization provision. The Contract Owner may request to transfer from a model to a permitted Sub-Account. Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.
For additional information about the underlying mutual funds that comprise a Static Asset Allocation Model, see Appendix A: Underlying Mutual Fund Information.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
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Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
An applicant may elect either the standard death benefit (Five-Year Enhanced Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Five-Year Enhanced Death Benefit)
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any five-year Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
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The standard death benefit (Five-Year Enhanced Death Benefit) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit II Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Year Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Month Enhanced Death Benefit
For an additional charge at an annualized rate of 0.35% of the Daily Net Assets, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
		(3)	the highest Contract Value on any Monthly Contract Anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Monthly Contract Anniversary.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The One-Month Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Combination Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last Contract Anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts withdrawn. The adjustment for amounts withdrawn will reduce the accumulated value as of the most recent Contract Anniversary prior to each partial withdrawal in the same proportion that the Contract Value was reduced on the date of the partial withdrawal. Such total accumulated amount, after the withdrawal adjustment, shall not exceed 200% of purchase payments adjusted for amounts withdrawn.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.
If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. The 30% threshold will come into effect only as a result of an action or actions by the Contract Owner (e.g., additional purchase payment, surrender or transfers). If the 30% threshold is reached because of a combination of market performance and Contract Owner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greatest of:
		(1)	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;
		(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
		(4)	the 5% interest anniversary value.
If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.
B	=	the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
If the contract was issued prior to February 1, 2005, the Contract Value in (1) and B above will be the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant’s death.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Combination Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued; however, if a death benefit option is elected, both spouses must meet the age requirements for the respective death benefit option at the time of application;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
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(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin. If the Contract Owner has elected the 10% Nationwide Lifetime Income Rider, 7% Nationwide Lifetime Income Rider, or 5% Nationwide Lifetime Income Rider, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the elected option.
In addition, any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
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The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
The Custom Portfolio Asset Rebalancing Service and the Static Asset Allocation Models are not available after annuitization.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
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•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.15% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
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Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply. If the Contract Owner is permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.
Annuity Payment Options for Contracts with Total Purchase Payments and Contract Value Annuitized Less Than or Equal to $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and the Contract Value annuitized is less than or equal to $2,000,000, the annuity payment options available are:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
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No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Annuity Payment Options for Contracts with Total Purchase Payments and/or Contract Value Annuitized Greater Than $2,000,000
If, at the Annuitization Date, the total of all purchase payments made to the contract and/or the Contract Value to be annuitized is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:
(1)	a Fixed Life Annuity with a 20 Year Term Certain; or
(2)	a Fixed Life Annuity with a Term Certain to Age 95.
Annuitization of Amounts Greater than $5,000,000
Additionally, Nationwide may limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000 under this contract and/or for all Nationwide issued annuity contracts with the same Annuitant, the Contract Owner must:
(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial withdrawal from the contract;
(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or
(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
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IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
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Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-03330
Securities Act of 1933 Registration File No. 333-103094
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of underlying mutual fund may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
Dreyfus Stock Index Fund, Inc.: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks capital growth.
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received on or after May 1, 2004
Investment Advisor:	Federated Global Investment Management Corp.
Sub-advisor:	Federated Global Investment Management Corp., Federated Investment Management Company, Federated Equity Management Company of Pennsylvania
Investment Objective:	To achieve high current income and moderate capital appreciation.
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
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Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Sub-advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
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Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term capital growth.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
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Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Henderson VIT Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson VIT Forty Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Henderson VIT Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
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Janus Henderson VIT Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
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Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
106

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
107

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
108

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
109

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
110

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental,social and governance (ESG) criteria.
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks total return.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
111

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 12, 2017
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before November 19, 2016
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
112

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 4.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	13.052099	11.953286	-8.42%	6,756
2017	11.549310	13.052099	13.01%	6,806
2016	11.302851	11.549310	2.18%	6,855
2015	11.584949	11.302851	-2.44%	5,536
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	32.761968	30.490372	-6.93%	4,089
2017	27.945034	32.761968	17.24%	4,106
2016	25.451675	27.945034	9.80%	5,519
2015	25.385604	25.451675	0.26%	7,060
2014	23.497898	25.385604	8.03%	7,068
2013	17.661595	23.497898	33.05%	7,576
2012	15.239557	17.661595	15.89%	7,725
2011	14.534214	15.239557	4.85%	9,296
2010	13.034889	14.534214	11.50%	9,566
2009	10.956904	13.034889	18.97%	7,506
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.666634	-23.33%	4,633
113

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	46.438955	38.881036	-16.27%	56,159
2017	41.628464	46.438955	11.56%	64,395
2016	33.745167	41.628464	23.36%	77,849
2015	36.198936	33.745167	-6.78%	90,350
2014	33.613007	36.198936	7.69%	96,177
2013	24.705828	33.613007	36.05%	102,762
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.490699	13.919413	-3.94%	595,732
2017	14.139658	14.490699	2.48%	654,003
2016	13.702519	14.139658	3.19%	644,890
2015	14.212713	13.702519	-3.59%	709,938
2014	13.918761	14.212713	2.11%	746,915
2013	15.385268	13.918761	-9.53%	786,321
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	31.551367	28.943109	-8.27%	4,490
2017	26.532103	31.551367	18.92%	4,953
2016	23.710326	26.532103	11.90%	5,553
2015	25.503376	23.710326	-7.03%	5,228
2014	22.967802	25.503376	11.04%	6,695
2013	17.149681	22.967802	33.93%	6,847
2012	15.158178	17.149681	13.14%	9,392
2011	14.908262	15.158178	1.68%	9,501
2010	13.245674	14.908262	12.55%	11,605
2009	11.377543	13.245674	16.42%	15,626
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	31.293423	26.922118	-13.97%	121,920
2017	28.399743	31.293423	10.19%	147,329
2016	23.410849	28.399743	21.31%	164,075
2015	24.063288	23.410849	-2.71%	202,001
2014	20.942467	24.063288	14.90%	221,293
2013	16.309491	20.942467	28.41%	237,365
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
114

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.462522	15.952447	-8.65%	88,608
2017	15.535481	17.462522	12.40%	104,598
2016	15.139654	15.535481	2.61%	126,639
2015	15.470652	15.139654	-2.14%	164,113
2014	15.353952	15.470652	0.76%	230,467
2013	13.575527	15.353952	13.10%	237,382
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.217584	9.695584	-5.11%	16,929
2017*	10.000000	10.217584	2.18%	16,305
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.924868	13.894548	-17.90%	19,336
2017	15.319916	16.924868	10.48%	17,498
2016	11.822522	15.319916	29.58%	13,805
2015	12.786348	11.822522	-7.54%	17,044
2014	12.246999	12.786348	4.40%	14,183
2013*	10.000000	12.246999	22.47%	6,975
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	47.645408	42.867476	-10.03%	57,804
2017	42.879658	47.645408	11.11%	66,942
2016	34.501040	42.879658	24.29%	77,614
2015	35.734867	34.501040	-3.45%	94,626
2014	34.389346	35.734867	3.91%	114,105
2013	24.723264	34.389346	39.10%	106,330
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	34.077341	32.048129	-5.95%	112,497
2017	28.439917	34.077341	19.82%	138,143
2016	25.816234	28.439917	10.16%	164,325
2015	25.891724	25.816234	-0.29%	198,439
2014	23.158254	25.891724	11.80%	216,720
2013	17.787890	23.158254	30.19%	264,359
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
115

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	30.022263	27.567342	-8.18%	121,255
2017	23.912056	30.022263	25.55%	162,997
2016	22.473903	23.912056	6.40%	211,330
2015	23.369551	22.473903	-3.83%	240,924
2014	21.925375	23.369551	6.59%	235,952
2013	18.357321	21.925375	19.44%	251,206
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	28.465391	22.709359	-20.22%	403
2017	23.153002	28.465391	22.94%	403
2016	20.054628	23.153002	15.45%	391
2015	20.812911	20.054628	-3.64%	1,427
2014	20.780409	20.812911	0.16%	1,416
2013	14.183132	20.780409	46.51%	2,421
2012	11.933275	14.183132	18.85%	3,434
2011	14.046592	11.933275	-15.05%	3,472
2010	10.862462	14.046592	29.31%	3,059
2009	8.737661	10.862462	24.32%	3,075
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.059504	-9.40%	3,532
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	14.922281	14.634189	-1.93%	51,062
2017	14.549891	14.922281	2.56%	62,332
2016	14.216606	14.549891	2.34%	70,741
2015	14.445469	14.216606	-1.58%	81,391
2014	14.117600	14.445469	2.32%	105,518
2013	14.175452	14.117600	-0.41%	120,283
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.253444	-17.47%	0
116

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.898356	16.937448	-5.37%	535,310
2017	16.051874	17.898356	11.50%	600,411
2016	15.431036	16.051874	4.02%	681,716
2015	15.693791	15.431036	-1.67%	797,986
2014	15.234807	15.693791	3.01%	826,793
2013	13.615311	15.234807	11.89%	899,990
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	19.245467	17.866719	-7.16%	2,265,427
2017	16.745796	19.245467	14.93%	2,610,422
2016	16.011015	16.745796	4.59%	2,815,169
2015	16.271976	16.011015	-1.60%	2,990,623
2014	15.738060	16.271976	3.39%	3,162,144
2013	13.768453	15.738060	14.31%	3,276,079
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.946970	19.037076	-9.12%	67,632
2017	17.556772	20.946970	19.31%	71,269
2016	16.696269	17.556772	5.15%	70,089
2015	16.980427	16.696269	-1.67%	71,133
2014	16.400060	16.980427	3.54%	81,163
2013	13.665277	16.400060	20.01%	77,851
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.582386	13.074633	-25.64%	56,930
2017	18.294076	17.582386	-3.89%	63,794
2016	13.861733	18.294076	31.98%	77,514
2015	17.694870	13.861733	-21.66%	85,590
2014	20.520501	17.694870	-13.77%	91,212
2013	16.721636	20.520501	22.72%	99,753
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
117

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	29.536986	26.702890	-9.60%	316,131
2017	26.524303	29.536986	11.36%	360,113
2016	22.795194	26.524303	16.36%	419,351
2015	24.081035	22.795194	-5.34%	492,782
2014	22.456933	24.081035	7.23%	503,077
2013	17.772487	22.456933	26.36%	560,242
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	36.264168	35.689890	-1.58%	151,851
2017	27.210940	36.264168	33.27%	172,694
2016	27.376076	27.210940	-0.60%	201,870
2015	25.905931	27.376076	5.67%	255,239
2014	23.607433	25.905931	9.74%	261,070
2013	17.560229	23.607433	34.44%	273,302
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	15.274047	14.978593	-1.93%	1,423,699
2017	14.858137	15.274047	2.80%	1,586,518
2016	14.386323	14.858137	3.28%	1,694,324
2015	14.678405	14.386323	-1.99%	1,966,533
2014	14.059340	14.678405	4.40%	2,200,795
2013	14.523213	14.059340	-3.19%	2,167,302
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	49.431752	41.642186	-15.76%	270,845
2017	41.485406	49.431752	19.15%	322,987
2016	37.495992	41.485406	10.64%	388,723
2015	38.560249	37.495992	-2.76%	455,052
2014	36.789783	38.560249	4.81%	508,320
2013	27.392178	36.789783	34.31%	547,119
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
118

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	28.238290	23.709025	-16.04%	145,205
2017	21.975804	28.238290	28.50%	155,792
2016	23.467075	21.975804	-6.35%	179,118
2015	22.982464	23.467075	2.11%	190,955
2014	25.353374	22.982464	-9.35%	2,286
2013	19.704173	25.353374	28.67%	2,415
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	39.537976	32.242243	-18.45%	6,007
2017	33.586558	39.537976	17.72%	6,424
2016	31.093245	33.586558	8.02%	7,205
2015	32.491592	31.093245	-4.30%	8,141
2014	30.859675	32.491592	5.29%	8,660
2013	23.980303	30.859675	28.69%	9,862
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.686860	13.116311	-10.69%	33,999
2017	13.267937	14.686860	10.69%	37,235
2016	11.858820	13.267937	11.88%	49,268
2015	12.791557	11.858820	-7.29%	108,243
2014	12.582030	12.791557	1.67%	148,398
2013	10.283833	12.582030	22.35%	152,077
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	34.245426	32.131629	-6.17%	62,331
2017	28.735102	34.245426	19.18%	68,199
2016	25.049885	28.735102	14.71%	104,409
2015	26.300762	25.049885	-4.76%	133,935
2014	24.472041	26.300762	7.47%	121,174
2013	19.089239	24.472041	28.20%	131,595
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
119

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	43.636823	37.578202	-13.88%	146,326
2017	39.893682	43.636823	9.38%	172,647
2016	30.998703	39.893682	28.69%	198,333
2015	33.860639	30.998703	-8.45%	251,416
2014	34.060063	33.860639	-0.59%	289,343
2013	25.291090	34.060063	34.67%	288,682
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.981708	9.972487	-16.77%	20,620
2017	8.632409	11.981708	38.80%	20,562
2016	7.435653	8.632409	16.09%	27,585
2015	9.356320	7.435653	-20.53%	32,336
2014*	10.000000	9.356320	-6.44%	38,602
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	25.716632	21.493963	-16.42%	100,557
2017	22.293498	25.716632	15.35%	113,508
2016	21.042314	22.293498	5.95%	137,457
2015	22.765198	21.042314	-7.57%	170,279
2014	25.914836	22.765198	-12.15%	172,973
2013	21.319111	25.914836	21.56%	5,525
2012	18.241701	21.319111	16.87%	5,543
2011	20.649570	18.241701	-11.66%	7,095
2010	19.269721	20.649570	7.16%	5,884
2009	14.224700	19.269721	35.47%	6,723
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.532101	9.604466	0.76%	143,574
2017	9.460508	9.532101	0.76%	182,824
2016	9.297078	9.460508	1.76%	203,358
2015	9.828317	9.297078	-5.41%	231,793
2014	9.763677	9.828317	0.66%	283,528
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.673601	11.983907	-5.44%	0
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.415354	-5.85%	0
120

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.415636	9.772763	-6.17%	333
2017	10.163024	10.415636	2.49%	450
2016	10.330904	10.163024	-1.63%	568
2015	10.261380	10.330904	0.68%	1,255
2014	9.918609	10.261380	3.46%	2,166
2013*	10.000000	9.918609	-0.81%	1,186
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.707540	17.771847	-5.00%	10,053
2017	14.898027	18.707540	25.57%	10,370
2016	14.772922	14.898027	0.85%	14,194
2015	14.267087	14.772922	3.55%	15,906
2014	13.343116	14.267087	6.92%	17,747
2013	9.655742	13.343116	38.19%	17,578
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.637469	13.663723	-12.62%	301
2017	13.797174	15.637469	13.34%	302
2016	12.333799	13.797174	11.86%	1,632
2015	13.035277	12.333799	-5.38%	1,753
2014	12.659081	13.035277	2.97%	2,229
2013	9.968791	12.659081	26.99%	1,986
2012*	10.000000	9.968791	-0.31%	4,309
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.804510	15.634450	-6.96%	32,987
2017	13.917796	16.804510	20.74%	39,026
2016	13.999135	13.917796	-0.58%	42,437
2015	14.015979	13.999135	-0.12%	42,222
2014	13.166297	14.015979	6.45%	46,865
2013	9.750436	13.166297	35.03%	56,595
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	16.288345	15.224312	-6.53%	45,692
2017	13.931596	16.288345	16.92%	65,837
2016	14.464707	13.931596	-3.69%	102,953
2015	15.965561	14.464707	-9.40%	159,636
2014	17.048949	15.965561	-6.35%	195,064
2013	13.783255	17.048949	23.69%	208,088
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
121

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.334010	12.901090	-3.25%	11,558
2017	12.644255	13.334010	5.46%	18,095
2016	11.008964	12.644255	14.85%	24,365
2015	11.911916	11.008964	-7.58%	46,953
2014	11.825257	11.911916	0.73%	51,069
2013	10.826150	11.825257	9.23%	47,683
2012*	10.000000	10.826150	8.26%	12,199
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.916186	16.710824	-1.21%	24,306
2017	13.485385	16.916186	25.44%	18,877
2016	12.855627	13.485385	4.90%	18,985
2015	13.803004	12.855627	-6.86%	27,657
2014	12.944900	13.803004	6.63%	34,743
2013	10.078253	12.944900	28.44%	31,757
2012*	10.000000	10.078253	0.78%	19,328
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	29.354822	29.140569	-0.73%	2,499
2017	25.136786	29.354822	16.78%	5,691
2016	24.374565	25.136786	3.13%	5,747
2015	24.557325	24.374565	-0.74%	6,200
2014	22.952139	24.557325	6.99%	7,513
2013	19.381125	22.952139	18.43%	8,447
2012	17.294055	19.381125	12.07%	9,911
2011	17.260958	17.294055	0.19%	10,842
2010	16.150346	17.260958	6.88%	12,700
2009	13.009955	16.150346	24.14%	15,306
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	44.250304	44.490404	0.54%	109,091
2017	34.434579	44.250304	28.51%	149,518
2016	34.170332	34.434579	0.77%	179,348
2015	30.881449	34.170332	10.65%	206,570
2014	28.801846	30.881449	7.22%	242,692
2013	22.261226	28.801846	29.38%	251,749
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	24.054667	23.992662	-0.26%	23,318
2017	16.791786	24.054667	43.25%	24,871
2016	14.919967	16.791786	12.55%	17,493
2015	14.423477	14.919967	3.44%	36,391
2014	13.343943	14.423477	8.09%	35,810
2013	9.970499	13.343943	33.83%	38,016
2012*	10.000000	9.970499	-0.30%	18,615
122

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	33.063601	27.734388	-16.12%	17,624
2017	25.570288	33.063601	29.30%	23,662
2016	27.726728	25.570288	-7.78%	27,504
2015	30.757342	27.726728	-9.85%	30,703
2014	35.398964	30.757342	-13.11%	33,859
2013	31.335568	35.398964	12.97%	42,408
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.979338	16.494780	-2.85%	14,059
2017	13.596154	16.979338	24.88%	10,017
2016	12.641599	13.596154	7.55%	11,409
2015	13.069092	12.641599	-3.27%	15,553
2014	14.292266	13.069092	-8.56%	17,901
2013	10.238380	14.292266	39.59%	16,886
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	37.029118	32.810230	-11.39%	455,277
2017	31.920916	37.029118	16.00%	516,830
2016	28.381463	31.920916	12.47%	617,538
2015	28.982349	28.381463	-2.07%	754,378
2014	26.605168	28.982349	8.94%	874,805
2013	19.849130	26.605168	34.04%	910,499
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.424056	18.224748	-10.77%	255,222
2017	16.291646	20.424056	25.37%	292,583
2016	15.871014	16.291646	2.65%	304,136
2015	15.101235	15.871014	5.10%	370,882
2014	15.105813	15.101235	-0.03%	391,149
2013	11.972877	15.105813	26.17%	362,854
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.918661	12.842812	-0.59%	25,043
2017	10.201733	12.918661	26.63%	43,884
2016	9.750484	10.201733	4.63%	45,036
2015*	10.000000	9.750484	-2.50%	48,034
123

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	14.553508	14.254248	-2.06%	17,506
2017	13.902832	14.553508	4.68%	19,128
2016	13.285604	13.902832	4.65%	27,534
2015	13.552959	13.285604	-1.97%	34,303
2014	12.746327	13.552959	6.33%	40,879
2013	12.969860	12.746327	-1.72%	43,439
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	26.880276	24.697762	-8.12%	365
2017	24.813672	26.880276	8.33%	365
2016	22.699779	24.813672	9.31%	365
2015	23.236956	22.699779	-2.31%	365
2014	22.846929	23.236956	1.71%	365
2013	25.330782	22.846929	-9.81%	378
2012	21.739937	25.330782	16.52%	378
2011	20.575707	21.739937	5.66%	553
2010	18.967320	20.575707	8.48%	1,367
2009	14.747139	18.967320	28.62%	1,535
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.798859	18.164537	-8.25%	30,409
2017	17.042865	19.798859	16.17%	39,789
2016	15.531504	17.042865	9.73%	45,200
2015	16.925236	15.531504	-8.23%	48,128
2014	17.482977	16.925236	-3.19%	51,438
2013	13.406784	17.482977	30.40%	49,683
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	27.373243	24.494329	-10.52%	287,626
2017	25.536111	27.373243	7.19%	347,026
2016	21.488963	25.536111	18.83%	382,161
2015	22.749450	21.488963	-5.54%	490,308
2014	20.375888	22.749450	11.65%	523,493
2013	15.654684	20.375888	30.16%	593,461
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
124

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.189307	11.919041	-2.22%	9,228,905
2017	11.947024	12.189307	2.03%	9,870,124
2016	11.773591	11.947024	1.47%	9,850,011
2015	11.938142	11.773591	-1.38%	10,603,557
2014	11.504300	11.938142	3.77%	10,806,227
2013	11.945598	11.504300	-3.69%	10,878,758
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	21.247212	19.022635	-10.47%	335,001
2017	16.411534	21.247212	29.47%	383,852
2016	16.570921	16.411534	-0.96%	445,554
2015	15.734209	16.570921	5.32%	498,087
2014	15.630348	15.734209	0.66%	561,259
2013	12.291636	15.630348	27.16%	584,724
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.559589	21.170405	-1.81%	557,327
2017	17.065869	21.559589	26.33%	672,738
2016	15.829159	17.065869	7.81%	801,464
2015	15.046269	15.829159	5.20%	950,293
2014	14.085094	15.046269	6.82%	1,077,342
2013	10.993629	14.085094	28.12%	1,144,837
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	17.282878	16.682451	-3.47%	562,573
2017	16.442359	17.282878	5.11%	571,623
2016	15.309363	16.442359	7.40%	568,389
2015	15.948421	15.309363	-4.01%	625,706
2014	15.530801	15.948421	2.69%	651,484
2013	15.890146	15.530801	-2.26%	645,794
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542
125

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	32.516002	29.742341	-8.53%	233,132
2017	27.949469	32.516002	16.34%	266,595
2016	24.047691	27.949469	16.23%	320,240
2015	26.022987	24.047691	-7.59%	384,826
2014	24.168378	26.022987	7.67%	406,472
2013	18.070541	24.168378	33.74%	437,173
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.104953	1.05%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.134655	23.140168	-4.12%	47,091
2017	22.869387	24.134655	5.53%	52,234
2016	20.265831	22.869387	12.85%	55,174
2015	21.050455	20.265831	-3.73%	76,772
2014	20.765745	21.050455	1.37%	83,690
2013	19.619773	20.765745	5.84%	11,936
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.975725	16.878142	-6.11%	77,726
2017	14.575396	17.975725	23.33%	86,895
2016	12.985771	14.575396	12.24%	113,678
2015	13.295423	12.985771	-2.33%	123,337
2014	12.622173	13.295423	5.33%	133,814
2013	8.896205	12.622173	41.88%	141,785
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	19.181710	17.846014	-6.96%	461,864
2017	16.393765	19.181710	17.01%	560,124
2016	15.061419	16.393765	8.85%	668,319
2015	15.300656	15.061419	-1.56%	810,065
2014	14.006605	15.300656	9.24%	967,081
2013	10.226827	14.006605	36.96%	974,583
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
126

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.982846	14.100444	-11.78%	75,227
2017	13.496191	15.982846	18.42%	85,181
2016	12.599046	13.496191	7.12%	89,656
2015	12.973144	12.599046	-2.88%	88,488
2014	12.559301	12.973144	3.30%	90,738
2013	9.812976	12.559301	27.99%	89,809
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.567286	13.501284	-7.32%	6,221,707
2017	13.151370	14.567286	10.77%	7,152,648
2016	12.538101	13.151370	4.89%	7,913,293
2015	12.819763	12.538101	-2.20%	9,148,820
2014	12.434537	12.819763	3.10%	9,739,962
2013	10.971118	12.434537	13.34%	10,311,255
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.476198	14.049013	-9.22%	14,315,270
2017	13.518988	15.476198	14.48%	16,359,900
2016	12.742843	13.518988	6.09%	18,174,799
2015	13.064675	12.742843	-2.46%	20,442,657
2014	12.623676	13.064675	3.49%	20,674,321
2013	10.532766	12.623676	19.85%	21,534,814
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.894265	12.413160	-3.73%	2,862,486
2017	12.264060	12.894265	5.14%	3,320,031
2016	11.859292	12.264060	3.41%	3,613,940
2015	12.085949	11.859292	-1.88%	3,723,331
2014	11.831794	12.085949	2.15%	3,918,954
2013	11.406770	11.831794	3.73%	4,127,867
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
127

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.268198	11.275995	-8.09%	31,422
2017	10.813782	12.268198	13.45%	29,990
2016	10.363390	10.813782	4.35%	15,472
2015	10.954322	10.363390	-5.39%	16,104
2014	10.836834	10.954322	1.08%	13,430
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.598315	11.571843	-8.15%	46,627
2017	10.819573	12.598315	16.44%	32,258
2016	10.304924	10.819573	4.99%	15,741
2015	10.959248	10.304924	-5.97%	12,123
2014	10.975511	10.959248	-0.15%	10,384
2013*	10.000000	10.975511	9.76%	2,906
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.061604	13.832436	-8.16%	10,752,305
2017	13.368844	15.061604	12.66%	12,506,999
2016	12.670096	13.368844	5.51%	14,409,163
2015	12.955579	12.670096	-2.20%	16,008,325
2014	12.533509	12.955579	3.37%	17,013,899
2013	10.762993	12.533509	16.45%	17,956,622
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.704238	14.047477	-10.55%	1,184,434
2017	13.455170	15.704238	16.72%	1,312,408
2016	12.650899	13.455170	6.36%	1,548,005
2015	12.993982	12.650899	-2.64%	2,045,353
2014	12.571666	12.993982	3.36%	2,224,277
2013	10.233532	12.571666	22.85%	2,439,771
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.066362	13.241451	-5.86%	3,472,087
2017	12.949443	14.066362	8.63%	3,890,671
2016	12.358450	12.949443	4.78%	4,547,728
2015	12.636825	12.358450	-2.20%	5,030,824
2014	12.282434	12.636825	2.89%	5,340,318
2013	11.169980	12.282434	9.96%	5,676,423
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
128

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	13.052192	12.812523	-1.84%	485,825
2017	12.673918	13.052192	2.98%	514,573
2016	12.209832	12.673918	3.80%	565,765
2015	12.461605	12.209832	-2.02%	648,505
2014	12.043098	12.461605	3.48%	778,293
2013	12.448172	12.043098	-3.25%	725,842
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.914804	13.553996	-2.59%	174,287
2017	13.565257	13.914804	2.58%	189,281
2016	13.279654	13.565257	2.15%	187,076
2015	13.503984	13.279654	-1.66%	225,825
2014	13.025248	13.503984	3.68%	233,270
2013	13.452380	13.025248	-3.18%	228,619
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	30.094108	29.287812	-2.68%	262,260
2017	23.958145	30.094108	25.61%	316,385
2016	23.456331	23.958145	2.14%	388,747
2015	22.637536	23.456331	3.62%	438,382
2014	21.094704	22.637536	7.31%	509,101
2013	15.658311	21.094704	34.72%	587,953
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	38.951753	31.703841	-18.61%	22,242
2017	27.901948	38.951753	39.60%	25,849
2016	26.261721	27.901948	6.25%	30,202
2015	31.715737	26.261721	-17.20%	33,192
2014	34.035014	31.715737	-6.81%	36,443
2013	34.283888	34.035014	-0.73%	300
2012	29.646544	34.283888	15.64%	300
2011	38.746446	29.646544	-23.49%	454
2010	33.815985	38.746446	14.58%	483
2009	20.975923	33.815985	61.21%	483
129

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	13.390741	13.229560	-1.20%	926,482
2017	13.269527	13.390741	0.91%	1,040,757
2016	13.324658	13.269527	-0.41%	1,078,692
2015	13.494346	13.324658	-1.26%	1,212,680
2014	13.054852	13.494346	3.37%	1,399,106
2013	13.764967	13.054852	-5.16%	1,463,255
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.837354	9.858834	0.22%	2,565,326
2017	9.909723	9.837354	-0.73%	2,950,036
2016	10.023926	9.909723	-1.14%	3,094,334
2015	10.140543	10.023926	-1.15%	3,480,548
2014	10.258510	10.140543	-1.15%	3,644,159
2013	10.377853	10.258510	-1.15%	4,072,487
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.793413	9.089393	-15.79%	96,375
2017	8.592293	10.793413	25.62%	123,517
2016	8.637247	8.592293	-0.52%	152,119
2015	9.028520	8.637247	-4.33%	170,089
2014	9.199775	9.028520	-1.86%	163,000
2013	7.916447	9.199775	16.21%	150,517
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.884646	10.087724	-15.12%	65,553
2017	9.660025	11.884646	23.03%	68,659
2016	9.721257	9.660025	-0.63%	78,307
2015	9.972865	9.721257	-2.52%	83,826
2014	10.754329	9.972865	-7.27%	77,017
2013	8.990410	10.754329	19.62%	68,543
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
130

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	31.406973	28.294948	-9.91%	242,262
2017	26.827228	31.406973	17.07%	330,764
2016	24.791306	26.827228	8.21%	358,958
2015	25.332564	24.791306	-2.14%	428,700
2014	24.410332	25.332564	3.78%	425,468
2013	19.406489	24.410332	25.78%	449,801
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.852396	16.790251	-5.95%	2,630,286
2017	16.250688	17.852396	9.86%	2,883,554
2016	15.464566	16.250688	5.08%	3,161,769
2015	15.671697	15.464566	-1.32%	3,389,956
2014	15.158944	15.671697	3.38%	3,467,480
2013	13.520328	15.158944	12.12%	3,563,834
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.276316	19.669523	-7.55%	5,512,912
2017	18.746995	21.276316	13.49%	6,063,989
2016	17.602214	18.746995	6.50%	6,989,245
2015	17.902199	17.602214	-1.68%	7,334,968
2014	17.213315	17.902199	4.00%	7,636,976
2013	14.572666	17.213315	18.12%	7,623,981
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.682719	15.221855	-2.94%	2,128,769
2017	15.011613	15.682719	4.47%	2,505,897
2016	14.564788	15.011613	3.07%	2,705,088
2015	14.695321	14.564788	-0.89%	2,910,221
2014	14.309590	14.695321	2.70%	3,168,528
2013	13.808862	14.309590	3.63%	3,599,578
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
131

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.176209	11.358351	-6.72%	20,880
2017	10.801883	12.176209	12.72%	9,789
2016	10.337192	10.801883	4.50%	91,427
2015	10.807752	10.337192	-4.35%	93,897
2014	10.671417	10.807752	1.28%	89,302
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.557899	11.661195	-7.14%	58,963
2017	10.861216	12.557899	15.62%	40,656
2016	10.273175	10.861216	5.72%	1,345
2015	10.820654	10.273175	-5.06%	1,364
2014	10.759988	10.820654	0.56%	569
2013*	10.000000	10.759988	7.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	23.557485	21.962509	-6.77%	9,153,168
2017	21.102865	23.557485	11.63%	10,305,446
2016	19.924520	21.102865	5.91%	11,765,558
2015	20.224004	19.924520	-1.48%	13,499,194
2014	19.451473	20.224004	3.97%	14,898,496
2013	16.872314	19.451473	15.29%	15,805,772
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	28.152661	25.677034	-8.79%	3,438,950
2017	24.408297	28.152661	15.34%	4,030,213
2016	22.761033	24.408297	7.24%	4,603,410
2015	23.195107	22.761033	-1.87%	5,337,089
2014	22.356717	23.195107	3.75%	5,915,047
2013	18.481146	22.356717	20.97%	6,520,226
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	19.550246	18.603051	-4.84%	2,769,886
2017	18.109008	19.550246	7.96%	3,216,168
2016	17.330765	18.109008	4.49%	3,621,572
2015	17.537747	17.330765	-1.18%	3,979,392
2014	16.938973	17.537747	3.53%	4,291,979
2013	15.508419	16.938973	9.22%	4,729,773
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
132

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	46.505004	40.734220	-12.41%	63,344
2017	40.632983	46.505004	14.45%	73,286
2016	34.171304	40.632983	18.91%	78,416
2015	35.467680	34.171304	-3.66%	95,959
2014	32.791237	35.467680	8.16%	106,405
2013	24.932794	32.791237	31.52%	110,161
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.867017	10.598109	-17.63%	712,262
2017	10.368566	12.867017	24.10%	767,255
2016	10.754701	10.368566	-3.59%	918,394
2015	10.951496	10.754701	-1.80%	1,070,024
2014	11.230744	10.951496	-2.49%	1,229,740
2013	9.383592	11.230744	19.68%	1,171,002
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.916023	15.455992	-18.29%	245,353
2017	15.616337	18.916023	21.13%	279,332
2016	15.047914	15.616337	3.78%	350,116
2015	16.082691	15.047914	-6.43%	372,389
2014	18.012939	16.082691	-10.72%	359,528
2013	15.053686	18.012939	19.66%	386
2012	13.011087	15.053686	15.70%	386
2011	15.746802	13.011087	-17.37%	386
2010	15.043154	15.746802	4.68%	386
2009	11.750680	15.043154	28.02%	386
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	19.292821	18.430804	-4.47%	243,782
2017	15.026794	19.292821	28.39%	307,981
2016	14.904528	15.026794	0.82%	380,057
2015	14.620369	14.904528	1.94%	460,900
2014	13.427775	14.620369	8.88%	537,423
2013	10.106069	13.427775	32.87%	563,298
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
133

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.180002	14.978627	-12.81%	124,843
2017	15.196797	17.180002	13.05%	137,228
2016	13.247487	15.196797	14.71%	157,297
2015	13.878543	13.247487	-4.55%	178,646
2014	12.735469	13.878543	8.98%	195,282
2013	9.541471	12.735469	33.47%	220,235
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	19.070560	17.521481	-8.12%	347,824
2017	15.128127	19.070560	26.06%	427,696
2016	14.429845	15.128127	4.84%	538,917
2015	14.648357	14.429845	-1.49%	619,187
2014	14.287313	14.648357	2.53%	719,466
2013	10.427761	14.287313	37.01%	691,725
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.126129	18.993158	-14.16%	288,061
2017	19.661842	22.126129	12.53%	330,038
2016	16.914135	19.661842	16.25%	391,704
2015	17.619336	16.914135	-4.00%	475,585
2014	15.231863	17.619336	15.67%	564,456
2013	11.357084	15.231863	34.12%	579,132
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	30.766229	27.911829	-9.28%	23,262
2017	24.969114	30.766229	23.22%	27,445
2016	23.375200	24.969114	6.82%	32,992
2015	23.522555	23.375200	-0.63%	36,343
2014	23.207171	23.522555	1.36%	38,573
2013	16.309138	23.207171	42.30%	41,284
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
134

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	43.750345	35.839508	-18.08%	16,820
2017	40.695741	43.750345	7.51%	17,978
2016	32.773322	40.695741	24.17%	19,071
2015	35.379738	32.773322	-7.37%	23,963
2014	33.523407	35.379738	5.54%	29,803
2013	24.219631	33.523407	38.41%	32,751
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	40.991876	35.317881	-13.84%	37,048
2017	36.632273	40.991876	11.90%	44,925
2016	30.240076	36.632273	21.14%	52,116
2015	31.182839	30.240076	-3.02%	63,923
2014	31.371196	31.182839	-0.60%	72,165
2013	22.579731	31.371196	38.94%	77,069
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	30.017386	29.588011	-1.43%	288,655
2017	25.253129	30.017386	18.87%	347,485
2016	22.981833	25.253129	9.88%	413,936
2015	23.096328	22.981833	-0.50%	497,702
2014	20.895881	23.096328	10.53%	598,408
2013	16.162472	20.895881	29.29%	601,445
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.842743	14.075903	-5.17%	65,382
2017	14.145939	14.842743	4.93%	84,050
2016	13.351815	14.145939	5.95%	96,469
2015	14.317576	13.351815	-6.75%	117,515
2014	11.262367	14.317576	27.13%	142,751
2013	11.093835	11.262367	1.52%	174,650
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
135

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.235668	16.206131	-5.97%	97,597
2017	14.382933	17.235668	19.83%	91,857
2016	13.061331	14.382933	10.12%	91,096
2015	13.089868	13.061331	-0.22%	90,611
2014	11.710717	13.089868	11.78%	103,960
2013*	10.000000	11.710717	17.11%	15,481
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.677261	10.640381	-0.35%	362,476
2017	10.633224	10.677261	0.41%	386,933
2016	10.495092	10.633224	1.32%	421,646
2015	10.653524	10.495092	-1.49%	515,109
2014	10.724502	10.653524	-0.66%	535,152
2013	10.837845	10.724502	-1.05%	500,943
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.489473	14.449950	-12.37%	12,748
2017	14.609064	16.489473	12.87%	18,198
2016	12.226748	14.609064	19.48%	16,262
2015	13.003827	12.226748	-5.98%	13,876
2014	12.582420	13.003827	3.35%	9,027
2013*	10.000000	12.582420	25.82%	6,646
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.271425	14.393241	-16.66%	811,159
2017	14.237352	17.271425	21.31%	861,481
2016	14.243671	14.237352	-0.04%	1,044,396
2015	14.994609	14.243671	-5.01%	1,127,206
2014	16.514477	14.994609	-9.20%	1,207,317
2013	13.911205	16.514477	18.71%	1,148,859
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	39.459338	36.445138	-7.64%	1,050
2017	32.045735	39.459338	23.13%	1,114
2016	31.122324	32.045735	2.97%	1,178
2015	31.174254	31.122324	-0.17%	1,729
136

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.754591	10.738762	-0.15%	608,268
2017	10.783265	10.754591	-0.27%	715,157
2016	10.776974	10.783265	0.06%	755,620
2015	10.882343	10.776974	-0.97%	810,343
2014	10.942194	10.882343	-0.55%	919,112
2013	11.001623	10.942194	-0.54%	948,214
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	32.002691	29.821368	-6.82%	29,528
2017	27.336078	32.002691	17.07%	31,947
2016	25.170871	27.336078	8.60%	32,466
2015	25.582310	25.170871	-1.61%	44,558
2014	23.445821	25.582310	9.11%	45,173
2013	17.236872	23.445821	36.02%	68,945
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	42.442950	36.333309	-14.39%	54,654
2017	31.495987	42.442950	34.76%	59,132
2016	31.911521	31.495987	-1.30%	66,120
2015	31.139232	31.911521	2.48%	82,003
2014	30.866879	31.139232	0.88%	97,133
2013	24.589040	30.866879	25.53%	7,343
2012	20.566853	24.589040	19.56%	7,376
2011	22.745144	20.566853	-9.58%	7,780
2010	19.886761	22.745144	14.37%	10,253
2009	14.436640	19.886761	37.75%	10,324
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.753467	10.146640	-5.64%	7,906
2017	10.258954	10.753467	4.82%	8,894
2016	9.766136	10.258954	5.05%	14,348
2015	10.132234	9.766136	-3.61%	61,405
2014	10.000942	10.132234	1.31%	46,176
2013	10.154557	10.000942	-1.51%	65,361
2012*	10.000000	10.154557	1.55%	59,523
137

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	31.703444	28.799363	-9.16%	375,166
2017	27.496938	31.703444	15.30%	437,012
2016	24.992254	27.496938	10.02%	526,567
2015	24.521168	24.992254	1.92%	627,127
2014	22.469491	24.521168	9.13%	740,308
2013	17.293862	22.469491	29.93%	780,116
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	45.191918	39.961755	-11.57%	55,067
2017	40.133466	45.191918	12.60%	64,767
2016	34.501906	40.133466	16.32%	82,149
2015	37.168245	34.501906	-7.17%	96,022
2014	33.675868	37.168245	10.37%	106,208
2013	24.226087	33.675868	39.01%	111,482
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.735218	10.967710	-6.54%	14,747
2017	10.470564	11.735218	12.08%	14,035
2016	9.381376	10.470564	11.61%	17,988
2015	10.450730	9.381376	-10.23%	23,519
2014	10.524441	10.450730	-0.70%	51,864
2013	10.635249	10.524441	-1.04%	63,504
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.271013	11.635048	-5.18%	19,094
2017	11.210014	12.271013	9.46%	20,983
2016	11.020101	11.210014	1.72%	25,603
2015	12.010066	11.020101	-8.24%	26,008
2014	12.113330	12.010066	-0.85%	28,913
2013	13.115558	12.113330	-7.64%	29,975
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301
138

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.600379	11.493435	-0.92%	1,177,112
2017	11.589833	11.600379	0.09%	1,273,824
2016	11.573261	11.589833	0.14%	1,380,152
2015	11.683511	11.573261	-0.94%	1,478,292
2014	11.731651	11.683511	-0.41%	1,606,690
2013	11.895761	11.731651	-1.38%	1,549,247
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.261373	11.060480	-1.78%	495,238
2017	10.868481	11.261373	3.61%	493,871
2016	10.717682	10.868481	1.41%	490,044
2015	10.806099	10.717682	-0.82%	534,841
2014	10.494450	10.806099	2.97%	588,845
2013	10.839073	10.494450	-3.18%	572,913
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.275548	10.199083	-9.55%	13,104
2017*	10.000000	11.275548	12.76%	11,673
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.391484	13.551660	1.20%	8,775
2017	10.348726	13.391484	29.40%	5,244
2016*	10.000000	10.348726	3.49%	5,980
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	22.396267	17.905997	-20.05%	2,342
2017	17.898565	22.396267	25.13%	0
2016	18.561598	17.898565	-3.57%	0
2015	18.751265	18.561598	-1.01%	0
2014	20.348585	18.751265	-7.85%	0
2013	16.073335	20.348585	26.60%	0
2012	13.337649	16.073335	20.51%	0
2011	16.243221	13.337649	-17.89%	0
2010	14.934733	16.243221	8.76%	1,316
2009	12.122313	14.934733	23.20%	1,430
139

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.543945	35.434142	-0.31%	38,900
2017	28.243797	35.543945	25.85%	40,918
2016	32.000556	28.243797	-11.74%	37,813
2015	28.783452	32.000556	11.18%	57,267
2014	22.189717	28.783452	29.72%	62,253
2013	14.914208	22.189717	48.78%	55,998
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.560210	5.348808	-29.25%	13,371
2017	7.801719	7.560210	-3.10%	14,672
2016	5.503148	7.801719	41.77%	15,192
2015	8.387716	5.503148	-34.39%	9,012
2014	10.520797	8.387716	-20.27%	8,312
2013	9.649712	10.520797	9.03%	18,737
2012*	10.000000	9.649712	-3.50%	13,140
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.733308	5.482363	-29.11%	10,598
2017	7.958170	7.733308	-2.83%	11,736
2016	5.601898	7.958170	42.06%	14,940
2015	8.515254	5.601898	-34.21%	18,096
2014	10.648674	8.515254	-20.03%	20,568
2013	9.745932	10.648674	9.26%	29,409
2012*	10.000000	9.745932	-2.54%	39,062
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.845782	30.888198	0.14%	35,068
2017	24.792668	30.845782	24.41%	45,232
2016	23.277094	24.792668	6.51%	54,126
2015	24.246816	23.277094	-4.00%	66,920
2014	24.998295	24.246816	-3.01%	69,846
2013	16.833485	24.998295	48.50%	60,473
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808
140

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	10.995156	9.767200	-11.17%	0
2017	10.027490	10.995156	9.65%	0
2016	10.114497	10.027490	-0.86%	0
2015	10.685912	10.114497	-5.35%	0
2014	10.692939	10.685912	-0.07%	0
2013	9.961292	10.692939	7.34%	0
2012*	10.000000	9.961292	-0.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	14.565383	13.148524	-9.73%	0
2017	12.804675	14.565383	13.75%	0
2016	12.019859	12.804675	6.53%	0
2015	12.357446	12.019859	-2.73%	0
2014	11.790377	12.357446	4.81%	0
2013	9.134292	11.790377	29.08%	0
2012	8.124647	9.134292	12.43%	0
2011	7.986435	8.124647	1.73%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.512637	-24.87%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	18.335061	14.889914	-18.79%	0
2017	16.939718	18.335061	8.24%	0
2016	14.152872	16.939718	19.69%	0
2015	15.649212	14.152872	-9.56%	0
2014	14.978356	15.649212	4.48%	0
2013	11.347589	14.978356	32.00%	0
2012	9.988991	11.347589	13.60%	0
2011	11.398167	9.988991	-12.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	8.977492	8.364785	-6.82%	0
2017	9.028709	8.977492	-0.57%	0
2016	9.017992	9.028709	0.12%	0
2015	9.641619	9.017992	-6.47%	0
2014	9.732690	9.641619	-0.94%	0
2013	11.089221	9.732690	-12.23%	0
2012	10.769082	11.089221	2.97%	0
2011	10.047915	10.769082	7.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	14.251332	12.680723	-11.02%	0
2017	12.351527	14.251332	15.38%	0
2016	11.376306	12.351527	8.57%	0
2015	12.613114	11.376306	-9.81%	0
2014	11.708447	12.613114	7.73%	0
2013	9.011167	11.708447	29.93%	0
2012	8.210288	9.011167	9.75%	0
2011	8.322762	8.210288	-1.35%	0
141

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	21.324656	17.794960	-16.55%	0
2017	19.946149	21.324656	6.91%	0
2016	16.946395	19.946149	17.70%	0
2015	17.954633	16.946395	-5.62%	0
2014	16.106579	17.954633	11.47%	0
2013	12.928986	16.106579	24.58%	0
2012	11.600568	12.928986	11.45%	0
2011	12.198395	11.600568	-4.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	13.431988	11.902091	-11.39%	0
2017	12.316128	13.431988	9.06%	0
2016	12.370469	12.316128	-0.44%	0
2015	13.029910	12.370469	-5.06%	0
2014	13.329493	13.029910	-2.25%	0
2013	12.147998	13.329493	9.73%	0
2012	11.520379	12.147998	5.45%	0
2011	12.465678	11.520379	-7.58%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.014431	9.217646	-7.96%	0
2017*	10.000000	10.014431	0.14%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	14.695430	11.701908	-20.37%	0
2017	13.709777	14.695430	7.19%	0
2016	10.904343	13.709777	25.73%	0
2015	12.156287	10.904343	-10.30%	0
2014	12.001765	12.156287	1.29%	0
2013*	10.000000	12.001765	20.02%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	18.433570	16.086972	-12.73%	0
2017	17.098496	18.433570	7.81%	0
2016	14.179228	17.098496	20.59%	0
2015	15.138203	14.179228	-6.33%	0
2014	15.016379	15.138203	0.81%	0
2013	11.127340	15.016379	34.95%	0
2012	10.025860	11.127340	10.99%	0
2011	10.395152	10.025860	-3.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	15.999614	14.595132	-8.78%	0
2017	13.762068	15.999614	16.26%	0
2016	12.875559	13.762068	6.89%	0
2015	13.310458	12.875559	-3.27%	0
2014	12.271380	13.310458	8.47%	0
2013	9.715388	12.271380	26.31%	0
2012	8.773966	9.715388	10.73%	0
2011	9.002405	8.773966	-2.54%	0
142

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	15.192843	13.531650	-10.93%	0
2017	12.471604	15.192843	21.82%	0
2016	12.081010	12.471604	3.23%	0
2015	12.948985	12.081010	-6.70%	0
2014	12.522487	12.948985	3.41%	0
2013	10.806976	12.522487	15.87%	0
2012	10.232693	10.806976	5.61%	0
2011	9.811639	10.232693	4.29%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	12.996116	10.056600	-22.62%	0
2017	10.894763	12.996116	19.29%	0
2016	9.726194	10.894763	12.01%	0
2015	10.404522	9.726194	-6.52%	0
2014	10.707972	10.404522	-2.83%	0
2013	7.532969	10.707972	42.15%	0
2012	6.533452	7.532969	15.30%	0
2011	7.926868	6.533452	-17.58%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	8.957698	-10.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	9.619618	9.150817	-4.87%	0
2017	9.667235	9.619618	-0.49%	0
2016	9.735534	9.667235	-0.70%	0
2015	10.196591	9.735534	-4.52%	0
2014	10.271683	10.196591	-0.73%	0
2013	10.631079	10.271683	-3.38%	0
2012	10.129826	10.631079	4.95%	0
2011	10.355588	10.129826	-2.18%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.087614	-19.12%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	12.196587	11.195387	-8.21%	0
2017	11.273707	12.196587	8.19%	0
2016	11.170090	11.273707	0.93%	0
2015	11.709818	11.170090	-4.61%	0
2014	11.717031	11.709818	-0.06%	0
2013	10.793496	11.717031	8.56%	0
2012	10.087585	10.793496	7.00%	0
2011	10.563038	10.087585	-4.50%	0
143

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	13.114442	11.809432	-9.95%	0
2017	11.760924	13.114442	11.51%	0
2016	11.589778	11.760924	1.48%	0
2015	12.141093	11.589778	-4.54%	0
2014	12.103975	12.141093	0.31%	0
2013	10.914762	12.103975	10.90%	0
2012	10.066692	10.914762	8.42%	0
2011	10.628109	10.066692	-5.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	14.273651	12.582736	-11.85%	0
2017	12.330200	14.273651	15.76%	0
2016	12.085540	12.330200	2.02%	0
2015	12.669441	12.085540	-4.61%	0
2014	12.612878	12.669441	0.45%	0
2013	10.832727	12.612878	16.43%	0
2012	9.807902	10.832727	10.45%	0
2011	10.524159	9.807902	-6.81%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	11.978256	8.639658	-27.87%	0
2017	12.845419	11.978256	-6.75%	0
2016	10.031930	12.845419	28.05%	0
2015	13.200824	10.031930	-24.01%	0
2014	15.780586	13.200824	-16.35%	0
2013	13.254605	15.780586	19.06%	0
2012	13.197880	13.254605	0.43%	0
2011	14.515965	13.197880	-9.08%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	13.275648	11.641477	-12.31%	0
2017	12.287070	13.275648	8.05%	0
2016	10.883423	12.287070	12.90%	0
2015	11.851132	10.883423	-8.17%	0
2014	11.391837	11.851132	4.03%	0
2013	9.292663	11.391837	22.59%	0
2012	8.278866	9.292663	12.25%	0
2011	8.575975	8.278866	-3.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	17.721670	16.917419	-4.54%	0
2017	13.704930	17.721670	29.31%	0
2016	14.211093	13.704930	-3.56%	0
2015	13.861599	14.211093	2.52%	0
2014	13.020293	13.861599	6.46%	0
2013	9.982734	13.020293	30.43%	0
2012	9.099811	9.982734	9.70%	0
2011	9.491116	9.099811	-4.12%	0
144

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	9.699671	9.226624	-4.88%	0
2017	9.724950	9.699671	-0.26%	0
2016	9.704962	9.724950	0.21%	0
2015	10.206664	9.704962	-4.92%	0
2014	10.076901	10.206664	1.29%	0
2013	10.729652	10.076901	-6.08%	0
2012	10.595771	10.729652	1.26%	0
2011	10.321310	10.595771	2.66%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	18.505451	15.121063	-18.29%	0
2017	16.006674	18.505451	15.61%	0
2016	14.911177	16.006674	7.35%	0
2015	15.806265	14.911177	-5.66%	0
2014	15.544538	15.806265	1.68%	0
2013	11.929551	15.544538	30.30%	0
2012	10.859370	11.929551	9.85%	0
2011	12.701421	10.859370	-14.50%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	11.529100	9.389128	-18.56%	0
2017	9.247213	11.529100	24.68%	0
2016	10.177704	9.247213	-9.14%	0
2015	10.274275	10.177704	-0.94%	0
2014	11.683055	10.274275	-12.06%	0
2013	9.358880	11.683055	24.83%	0
2012	8.107636	9.358880	15.43%	0
2011	10.227457	8.107636	-20.73%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	14.840441	11.738511	-20.90%	0
2017	12.993002	14.840441	14.22%	0
2016	12.397493	12.993002	4.80%	0
2015	13.353713	12.397493	-7.16%	0
2014	13.073209	13.353713	2.15%	0
2013	10.471159	13.073209	24.85%	0
2012	8.593905	10.471159	21.84%	0
2011	9.851112	8.593905	-12.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	10.959826	9.493962	-13.37%	0
2017	10.204549	10.959826	7.40%	0
2016	9.400494	10.204549	8.55%	0
2015	10.451970	9.400494	-10.06%	0
2014	10.597072	10.451970	-1.37%	0
2013	8.927686	10.597072	18.70%	0
2012	8.072516	8.927686	10.59%	0
2011	8.548800	8.072516	-5.57%	0
145

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	16.090944	14.644397	-8.99%	0
2017	13.915703	16.090944	15.63%	0
2016	12.503056	13.915703	11.30%	0
2015	13.531289	12.503056	-7.60%	0
2014	12.977736	13.531289	4.27%	0
2013	10.434372	12.977736	24.37%	0
2012	9.718985	10.434372	7.36%	0
2011	9.560040	9.718985	1.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	16.516568	13.796166	-16.47%	0
2017	15.562857	16.516568	6.13%	0
2016	12.463553	15.562857	24.87%	0
2015	14.033253	12.463553	-11.19%	0
2014	14.550365	14.033253	-3.55%	0
2013	11.136396	14.550365	30.66%	0
2012	9.809755	11.136396	13.52%	0
2011	10.628056	9.809755	-7.70%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	10.722312	8.656168	-19.27%	0
2017	7.961648	10.722312	34.67%	0
2016	7.068071	7.961648	12.64%	0
2015	9.167879	7.068071	-22.90%	0
2014*	10.000000	9.167879	-8.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	10.635480	8.622157	-18.93%	0
2017	9.502453	10.635480	11.92%	0
2016	9.244280	9.502453	2.79%	0
2015	10.309117	9.244280	-10.33%	0
2014	12.096765	10.309117	-14.78%	0
2013	10.257407	12.096765	17.93%	0
2012	9.047344	10.257407	13.37%	0
2011	10.556350	9.047344	-14.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.685673	8.488938	-2.27%	0
2017	8.884868	8.685673	-2.24%	0
2016	8.999175	8.884868	-1.27%	0
2015	9.806207	8.999175	-8.23%	0
2014*	10.000000	9.806207	-1.94%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	10.676358	9.792312	-8.28%	0
2017	9.841041	10.676358	8.49%	0
2016	9.833972	9.841041	0.07%	0
2015	10.887932	9.833972	-9.68%	0
2014	10.922474	10.887932	-0.32%	0
2013	10.028721	10.922474	8.91%	0
2012*	10.000000	10.028721	0.29%	0
146

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.226473	-7.74%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.043378	8.230573	-8.99%	0
2017	9.094700	9.043378	-0.56%	0
2016	9.528524	9.094700	-4.55%	0
2015	9.755546	9.528524	-2.33%	0
2014	9.719712	9.755546	0.37%	0
2013*	10.000000	9.719712	-2.80%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	15.754365	14.516980	-7.85%	0
2017	12.930734	15.754365	21.84%	0
2016	13.215457	12.930734	-2.15%	0
2015	13.155620	13.215457	0.45%	0
2014	12.682127	13.155620	3.73%	0
2013	9.459508	12.682127	34.07%	0
2012*	10.000000	9.459508	-5.40%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	13.172982	11.164659	-15.25%	0
2017	11.979055	13.172982	9.97%	0
2016	11.036969	11.979055	8.54%	0
2015	12.023654	11.036969	-8.21%	0
2014	12.035959	12.023654	-0.10%	0
2013	9.769450	12.035959	23.20%	0
2012*	10.000000	9.769450	-2.31%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	14.151316	12.770612	-9.76%	0
2017	12.079645	14.151316	17.15%	0
2016	12.523046	12.079645	-3.54%	0
2015	12.923900	12.523046	-3.10%	0
2014	12.514040	12.923900	3.28%	0
2013	9.552248	12.514040	31.01%	0
2012*	10.000000	9.552248	-4.48%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	12.528556	11.358571	-9.34%	0
2017	11.044301	12.528556	13.44%	0
2016	11.818742	11.044301	-6.55%	0
2015	13.446628	11.818742	-12.11%	0
2014	14.801132	13.446628	-9.15%	0
2013	12.333858	14.801132	20.00%	0
2012	10.792698	12.333858	14.28%	0
2011	12.127254	10.792698	-11.00%	0
147

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	11.232842	10.542029	-6.15%	0
2017	10.978424	11.232842	2.32%	0
2016	9.851619	10.978424	11.44%	0
2015	10.987656	9.851619	-10.34%	0
2014	11.243220	10.987656	-2.27%	0
2013	10.609780	11.243220	5.97%	0
2012*	10.000000	10.609780	6.10%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	14.250315	13.654713	-4.18%	0
2017	11.708362	14.250315	21.71%	0
2016	11.504023	11.708362	1.78%	0
2015	12.731952	11.504023	-9.64%	0
2014	12.307771	12.731952	3.45%	0
2013	9.876747	12.307771	24.61%	0
2012*	10.000000	9.876747	-1.23%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	16.211780	15.610453	-3.71%	0
2017	14.307854	16.211780	13.31%	0
2016	14.299568	14.307854	0.06%	0
2015	14.850000	14.299568	-3.71%	0
2014	14.306239	14.850000	3.80%	0
2013	12.451831	14.306239	14.89%	0
2012	11.453527	12.451831	8.72%	0
2011	11.782433	11.453527	-2.79%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	21.168288	20.644247	-2.48%	0
2017	16.977514	21.168288	24.68%	0
2016	17.364057	16.977514	-2.23%	0
2015	16.175427	17.364057	7.35%	0
2014	15.550195	16.175427	4.02%	0
2013	12.388378	15.550195	25.52%	0
2012	10.430484	12.388378	18.77%	0
2011	11.686863	10.430484	-10.75%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	20.258547	19.599708	-3.25%	0
2017	14.575005	20.258547	39.00%	0
2016	13.347332	14.575005	9.20%	0
2015	13.300098	13.347332	0.36%	0
2014	12.683068	13.300098	4.86%	0
2013	9.767927	12.683068	29.84%	0
2012*	10.000000	9.767927	-2.32%	0
148

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.917035	10.509584	-18.64%	0
2017	10.295715	12.917035	25.46%	0
2016	11.506629	10.295715	-10.52%	0
2015	13.157507	11.506629	-12.55%	0
2014	15.609504	13.157507	-15.71%	0
2013	14.242588	15.609504	9.60%	0
2012	13.123417	14.242588	8.53%	0
2011	20.224551	13.123417	-35.11%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	14.303440	13.477976	-5.77%	0
2017	11.804506	14.303440	21.17%	0
2016	11.312390	11.804506	4.35%	0
2015	12.054839	11.312390	-6.16%	0
2014	13.588943	12.054839	-11.29%	0
2013	10.033671	13.588943	35.43%	0
2012*	10.000000	10.033671	0.34%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	16.645532	14.306122	-14.05%	0
2017	14.789120	16.645532	12.55%	0
2016	13.552539	14.789120	9.12%	0
2015	14.265219	13.552539	-5.00%	0
2014	13.497946	14.265219	5.68%	0
2013	10.379802	13.497946	30.04%	0
2012	9.341009	10.379802	11.12%	0
2011	9.785198	9.341009	-4.54%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	16.196236	14.018142	-13.45%	0
2017	13.315241	16.196236	21.64%	0
2016	13.369233	13.315241	-0.40%	0
2015	13.112024	13.369233	1.96%	0
2014	13.519477	13.112024	-3.01%	0
2013	11.044805	13.519477	22.41%	0
2012	9.935242	11.044805	11.17%	0
2011	10.546686	9.935242	-5.80%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	11.883034	11.458610	-3.57%	0
2017	9.671478	11.883034	22.87%	0
2016	9.527221	9.671478	1.51%	0
2015*	10.000000	9.527221	-4.73%	0
149

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	9.409553	8.939505	-5.00%	0
2017	9.264548	9.409553	1.57%	0
2016	9.124770	9.264548	1.53%	0
2015	9.594776	9.124770	-4.90%	0
2014	9.301251	9.594776	3.16%	0
2013	9.755546	9.301251	-4.66%	0
2012	9.317124	9.755546	4.71%	0
2011	9.216310	9.317124	1.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	13.034103	11.616294	-10.88%	0
2017	12.400962	13.034103	5.11%	0
2016	11.692409	12.400962	6.06%	0
2015	12.337447	11.692409	-5.23%	0
2014	12.503566	12.337447	-1.33%	0
2013	14.289618	12.503566	-12.50%	0
2012	12.642013	14.289618	13.03%	0
2011	12.332044	12.642013	2.51%	0
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	15.938534	14.183716	-11.01%	0
2017	14.140501	15.938534	12.72%	0
2016	13.281759	14.140501	6.47%	0
2015	14.919107	13.281759	-10.97%	0
2014	15.885045	14.919107	-6.08%	0
2013	12.555900	15.885045	26.51%	0
2012	10.677854	12.555900	17.59%	0
2011	11.235799	10.677854	-4.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	21.056257	18.276012	-13.20%	0
2017	20.245408	21.056257	4.01%	0
2016	17.559192	20.245408	15.30%	0
2015	19.161211	17.559192	-8.36%	0
2014	17.689859	19.161211	8.32%	0
2013	14.008758	17.689859	26.28%	0
2012	12.765077	14.008758	9.74%	0
2011	13.245301	12.765077	-3.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	8.561155	8.120150	-5.15%	0
2017	8.648367	8.561155	-1.01%	0
2016	8.784254	8.648367	-1.55%	0
2015	9.181052	8.784254	-4.32%	0
2014	9.119521	9.181052	0.67%	0
2013	9.760671	9.119521	-6.57%	0
2012	9.697392	9.760671	0.65%	0
2011	9.563360	9.697392	1.40%	0
150

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	14.922572	12.958975	-13.16%	0
2017	11.879527	14.922572	25.62%	0
2016	12.362806	11.879527	-3.91%	0
2015	12.099706	12.362806	2.17%	0
2014	12.389636	12.099706	-2.34%	0
2013	10.042681	12.389636	23.37%	0
2012	8.578275	10.042681	17.07%	0
2011	9.862613	8.578275	-13.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	15.141447	14.421807	-4.75%	0
2017	12.352798	15.141447	22.58%	0
2016	11.808987	12.352798	4.61%	0
2015	11.570249	11.808987	2.06%	0
2014	11.164332	11.570249	3.64%	0
2013	8.981814	11.164332	24.30%	0
2012	7.978290	8.981814	12.58%	0
2011	8.727896	7.978290	-8.59%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.130832	9.485402	-6.37%	0
2017	9.933746	10.130832	1.98%	0
2016	9.532898	9.933746	4.20%	0
2015	10.236398	9.532898	-6.87%	0
2014	10.274987	10.236398	-0.38%	0
2013	10.836176	10.274987	-5.18%	0
2012	10.067334	10.836176	7.64%	0
2011	9.944821	10.067334	1.23%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	14.046661	12.462720	-11.28%	0
2017	12.444088	14.046661	12.88%	0
2016	11.035280	12.444088	12.77%	0
2015	12.309270	11.035280	-10.35%	0
2014	11.783711	12.309270	4.46%	0
2013	9.081412	11.783711	29.76%	0
2012	8.014279	9.081412	13.32%	0
2011	8.574902	8.014279	-6.54%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	9.902362	-0.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	12.448656	11.577514	-7.00%	0
2017	12.157802	12.448656	2.39%	0
2016	11.104066	12.157802	9.49%	0
2015	11.888922	11.104066	-6.60%	0
2014	12.088915	11.888922	-1.65%	0
2013	11.773079	12.088915	2.68%	0
2012	10.717501	11.773079	9.85%	0
2011	10.763626	10.717501	-0.43%	0
151

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.413415	12.216236	-8.93%	0
2017	11.209456	13.413415	19.66%	0
2016	10.293195	11.209456	8.90%	0
2015	10.862897	10.293195	-5.24%	0
2014	10.630105	10.862897	2.19%	0
2013	7.722407	10.630105	37.65%	0
2012	6.892875	7.722407	12.03%	0
2011	8.135376	6.892875	-15.27%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	14.313625	12.917091	-9.76%	0
2017	12.608255	14.313625	13.53%	0
2016	11.938850	12.608255	5.61%	0
2015	12.501606	11.938850	-4.50%	0
2014	11.796294	12.501606	5.98%	0
2013	8.877700	11.796294	32.88%	0
2012	8.311994	8.877700	6.81%	0
2011	8.959274	8.311994	-7.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	11.926561	10.205920	-14.43%	0
2017	10.379721	11.926561	14.90%	0
2016	9.986924	10.379721	3.93%	0
2015	10.599910	9.986924	-5.78%	0
2014	10.577484	10.599910	0.21%	0
2013	8.518558	10.577484	24.17%	0
2012	7.648145	8.518558	11.38%	0
2011	8.517889	7.648145	-10.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	10.870696	9.772738	-10.10%	0
2017	10.115006	10.870696	7.47%	0
2016	9.939102	10.115006	1.77%	0
2015	10.475063	9.939102	-5.12%	0
2014	10.472854	10.475063	0.02%	0
2013	9.524457	10.472854	9.96%	0
2012	8.943407	9.524457	6.50%	0
2011	9.452075	8.943407	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	11.548840	10.169058	-11.95%	0
2017	10.397593	11.548840	11.07%	0
2016	10.101252	10.397593	2.93%	0
2015	10.675039	10.101252	-5.38%	0
2014	10.632027	10.675039	0.40%	0
2013	9.143751	10.632027	16.28%	0
2012	8.390844	9.143751	8.97%	0
2011	9.061271	8.390844	-7.40%	0
152

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	9.622363	8.985318	-6.62%	0
2017	9.432758	9.622363	2.01%	0
2016	9.401207	9.432758	0.34%	0
2015	9.875655	9.401207	-4.80%	0
2014	9.965371	9.875655	-0.90%	0
2013	9.902913	9.965371	0.63%	0
2012	9.606954	9.902913	3.08%	0
2011	9.877287	9.606954	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	10.651998	9.496580	-10.85%	0
2017	9.677052	10.651998	10.07%	0
2016	9.558434	9.677052	1.24%	0
2015	10.414402	9.558434	-8.22%	0
2014	10.619665	10.414402	-1.93%	0
2013*	10.000000	10.619665	6.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	10.938630	9.745743	-10.91%	0
2017	9.682203	10.938630	12.98%	0
2016	9.504488	9.682203	1.87%	0
2015	10.419078	9.504488	-8.78%	0
2014	10.755575	10.419078	-3.13%	0
2013*	10.000000	10.755575	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	11.239560	10.012414	-10.92%	0
2017	10.282221	11.239560	9.31%	0
2016	10.043683	10.282221	2.38%	0
2015	10.585992	10.043683	-5.12%	0
2014	10.556171	10.585992	0.28%	0
2013	9.343715	10.556171	12.98%	0
2012	8.671456	9.343715	7.75%	0
2011	9.257346	8.671456	-6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	11.718858	10.167787	-13.24%	0
2017	10.348367	11.718858	13.24%	0
2016	10.028247	10.348367	3.19%	0
2015	10.617161	10.028247	-5.55%	0
2014	10.588111	10.617161	0.27%	0
2013	8.883859	10.588111	19.18%	0
2012	8.085231	8.883859	9.88%	0
2011	8.843384	8.085231	-8.57%	0
153

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	10.496945	9.584753	-8.69%	0
2017	9.959784	10.496945	5.39%	0
2016	9.796775	9.959784	1.66%	0
2015	10.325676	9.796775	-5.12%	0
2014	10.344849	10.325676	-0.19%	0
2013	9.697221	10.344849	6.68%	0
2012	9.189802	9.697221	5.52%	0
2011	9.607766	9.189802	-4.35%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	9.740426	9.274644	-4.78%	0
2017	9.748227	9.740426	-0.08%	0
2016	9.679314	9.748227	0.71%	0
2015	10.182828	9.679314	-4.94%	0
2014	10.143541	10.182828	0.39%	0
2013	10.807327	10.143541	-6.14%	0
2012	10.485875	10.807327	3.07%	0
2011	10.290868	10.485875	1.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	10.384216	9.811434	-5.52%	0
2017	10.433872	10.384216	-0.48%	0
2016	10.527503	10.433872	-0.89%	0
2015	11.034706	10.527503	-4.60%	0
2014	10.970884	11.034706	0.58%	0
2013	11.679281	10.970884	-6.07%	0
2012	11.370511	11.679281	2.72%	0
2011	11.179166	11.370511	1.71%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	23.149897	21.853341	-5.60%	0
2017	18.994585	23.149897	21.88%	0
2016	19.167124	18.994585	-0.90%	0
2015	19.067063	19.167124	0.52%	0
2014	18.314135	19.067063	4.11%	0
2013	14.012243	18.314135	30.70%	0
2012	12.339432	14.012243	13.56%	0
2011	13.195109	12.339432	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	12.675666	10.007065	-21.05%	0
2017	9.357902	12.675666	35.45%	0
2016	9.077849	9.357902	3.09%	0
2015	11.300836	9.077849	-19.67%	0
2014	12.500558	11.300836	-9.60%	0
2013	12.979429	12.500558	-3.69%	0
2012	11.569886	12.979429	12.18%	0
2011	15.586080	11.569886	-25.77%	0
154

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	8.776061	8.410258	-4.17%	0
2017	8.963377	8.776061	-2.09%	0
2016	9.276716	8.963377	-3.38%	0
2015	9.683898	9.276716	-4.20%	0
2014	9.656681	9.683898	0.28%	0
2013	10.495254	9.656681	-7.99%	0
2012	10.620475	10.495254	-1.18%	0
2011	10.324134	10.620475	2.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	6.707031	6.520001	-2.79%	0
2017	6.963631	6.707031	-3.68%	0
2016	7.259961	6.963631	-4.08%	0
2015	7.570343	7.259961	-4.10%	0
2014	7.893995	7.570343	-4.10%	0
2013	8.231486	7.893995	-4.10%	0
2012	8.584382	8.231486	-4.11%	0
2011	8.950353	8.584382	-4.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	8.053961	6.578740	-18.32%	0
2017	6.607987	8.053961	21.88%	0
2016	6.846322	6.607987	-3.48%	0
2015	7.376743	6.846322	-7.19%	0
2014	7.747953	7.376743	-4.79%	0
2013	6.872128	7.747953	12.74%	0
2012	6.219551	6.872128	10.49%	0
2011	7.205643	6.219551	-13.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	8.346012	6.871363	-17.67%	0
2017	6.991694	8.346012	19.37%	0
2016	7.251843	6.991694	-3.59%	0
2015	7.668518	7.251843	-5.43%	0
2014	8.523923	7.668518	-10.04%	0
2013	7.344911	8.523923	16.05%	0
2012	6.479547	7.344911	13.36%	0
2011	7.752437	6.479547	-16.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.751463	12.016859	-12.61%	0
2017	12.106315	13.751463	13.59%	0
2016	11.530656	12.106315	4.99%	0
2015	12.144930	11.530656	-5.06%	0
2014	12.062809	12.144930	0.68%	0
2013	9.884871	12.062809	22.03%	0
2012	8.893994	9.884871	11.14%	0
2011	9.653058	8.893994	-7.86%	0
155

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	13.732106	12.527425	-8.77%	0
2017	12.883369	13.732106	6.59%	0
2016	12.636158	12.883369	1.96%	0
2015	13.199355	12.636158	-4.27%	0
2014	13.160239	13.199355	0.30%	0
2013	12.098628	13.160239	8.77%	0
2012	11.534500	12.098628	4.89%	0
2011	11.921044	11.534500	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	16.366073	14.675863	-10.33%	0
2017	14.862610	16.366073	10.12%	0
2016	14.383008	14.862610	3.33%	0
2015	15.078197	14.383008	-4.61%	0
2014	14.943981	15.078197	0.90%	0
2013	13.040451	14.943981	14.60%	0
2012	12.115157	13.040451	7.64%	0
2011	12.751365	12.115157	-4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	9.521338	8.964197	-5.85%	0
2017	9.393419	9.521338	1.36%	0
2016	9.393353	9.393419	0.00%	0
2015	9.769107	9.393353	-3.85%	0
2014	9.805299	9.769107	-0.37%	0
2013	9.753248	9.805299	0.53%	0
2012	9.670761	9.753248	0.85%	0
2011	9.796031	9.670761	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	10.572146	9.565992	-9.52%	0
2017	9.666431	10.572146	9.37%	0
2016	9.534300	9.666431	1.39%	0
2015	10.275038	9.534300	-7.21%	0
2014	10.457541	10.275038	-1.75%	0
2013*	10.000000	10.457541	4.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	10.903611	9.821082	-9.93%	0
2017	9.719540	10.903611	12.18%	0
2016	9.475238	9.719540	2.58%	0
2015	10.287289	9.475238	-7.89%	0
2014	10.544348	10.287289	-2.44%	0
2013*	10.000000	10.544348	5.44%	0
156

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.051674	10.898412	-9.57%	0
2017	11.126945	12.051674	8.31%	0
2016	10.827828	11.126945	2.76%	0
2015	11.328719	10.827828	-4.42%	0
2014	11.231160	11.328719	0.87%	0
2013	10.041522	11.231160	11.85%	0
2012	9.450104	10.041522	6.26%	0
2011	9.857224	9.450104	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	13.160282	11.642642	-11.53%	0
2017	11.759745	13.160282	11.91%	0
2016	11.302410	11.759745	4.05%	0
2015	11.872336	11.302410	-4.80%	0
2014	11.795240	11.872336	0.65%	0
2013	10.050284	11.795240	17.36%	0
2012	9.213189	10.050284	9.09%	0
2011	9.815036	9.213189	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	10.878174	10.040437	-7.70%	0
2017	10.385220	10.878174	4.75%	0
2016	10.243727	10.385220	1.38%	0
2015	10.684974	10.243727	-4.13%	0
2014	10.637628	10.684974	0.45%	0
2013	10.038783	10.637628	5.97%	0
2012	9.689951	10.038783	3.60%	0
2011	9.899057	9.689951	-2.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	19.220630	16.329966	-15.04%	0
2017	17.308566	19.220630	11.05%	0
2016	15.002323	17.308566	15.37%	0
2015	16.050561	15.002323	-6.53%	0
2014	15.295882	16.050561	4.93%	0
2013	11.987698	15.295882	27.60%	0
2012	10.641909	11.987698	12.65%	0
2011	11.385734	10.641909	-6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	9.601436	7.670797	-20.11%	0
2017	7.974205	9.601436	20.41%	0
2016	8.524915	7.974205	-6.46%	0
2015	8.948081	8.524915	-4.73%	0
2014	9.458625	8.948081	-5.40%	0
2013	8.145900	9.458625	16.12%	0
2012	7.353629	8.145900	10.77%	0
2011	8.484046	7.353629	-13.32%	0
157

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	7.721541	6.119645	-20.75%	0
2017	6.570000	7.721541	17.53%	0
2016	6.525086	6.570000	0.69%	0
2015	7.188495	6.525086	-9.23%	0
2014	8.299124	7.188495	-13.38%	0
2013	7.148949	8.299124	16.09%	0
2012	6.369418	7.148949	12.24%	0
2011	7.945732	6.369418	-19.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	14.397218	13.340999	-7.34%	0
2017	11.557316	14.397218	24.57%	0
2016	11.814883	11.557316	-2.18%	0
2015	11.946158	11.814883	-1.10%	0
2014	11.309170	11.946158	5.63%	0
2013	8.773161	11.309170	28.91%	0
2012	7.877598	8.773161	11.37%	0
2011	8.488071	7.877598	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	12.819680	10.841386	-15.43%	0
2017	11.687451	12.819680	9.69%	0
2016	10.500750	11.687451	11.30%	0
2015	11.339509	10.500750	-7.40%	0
2014	10.725662	11.339509	5.72%	0
2013	8.282693	10.725662	29.49%	0
2012	7.345449	8.282693	12.76%	0
2011	8.155856	7.345449	-9.94%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	14.230712	12.682081	-10.88%	0
2017	11.634857	14.230712	22.31%	0
2016	11.438205	11.634857	1.72%	0
2015	11.968717	11.438205	-4.43%	0
2014	12.032943	11.968717	-0.53%	0
2013	9.052291	12.032943	32.93%	0
2012	8.234353	9.052291	9.93%	0
2011	8.985710	8.234353	-8.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	16.511313	13.747691	-16.74%	0
2017	15.122214	16.511313	9.19%	0
2016	13.407788	15.122214	12.79%	0
2015	14.396575	13.407788	-6.87%	0
2014	12.828519	14.396575	12.22%	0
2013	9.859111	12.828519	30.12%	0
2012	8.837106	9.859111	11.56%	0
2011	9.433183	8.837106	-6.32%	0
158

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	14.167242	12.466792	-12.00%	0
2017	11.850246	14.167242	19.55%	0
2016	11.434051	11.850246	3.64%	0
2015	11.860174	11.434051	-3.59%	0
2014	12.061169	11.860174	-1.67%	0
2013	8.736566	12.061169	38.05%	0
2012	8.056169	8.736566	8.45%	0
2011	8.472905	8.056169	-4.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	15.700606	12.475302	-20.54%	0
2017	15.052283	15.700606	4.31%	0
2016	12.493635	15.052283	20.48%	0
2015	13.902320	12.493635	-10.13%	0
2014	13.578101	13.902320	2.39%	0
2013	10.111185	13.578101	34.29%	0
2012	8.764720	10.111185	15.36%	0
2011	9.665900	8.764720	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	16.123882	13.474773	-16.43%	0
2017	14.850904	16.123882	8.57%	0
2016	12.635347	14.850904	17.53%	0
2015	13.430195	12.635347	-5.92%	0
2014	13.927070	13.430195	-3.57%	0
2013	10.332175	13.927070	34.79%	0
2012	9.351059	10.332175	10.49%	0
2011	10.350815	9.351059	-9.66%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	14.241860	13.616711	-4.39%	0
2017	12.348697	14.241860	15.33%	0
2016	11.582659	12.348697	6.61%	0
2015	11.998495	11.582659	-3.47%	0
2014	11.189291	11.998495	7.23%	0
2013	8.920697	11.189291	25.43%	0
2012	8.171454	8.920697	9.17%	0
2011	8.487992	8.171454	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	11.075073	10.187527	-8.01%	0
2017	10.878741	11.075073	1.80%	0
2016	10.582705	10.878741	2.80%	0
2015	11.697362	10.582705	-9.53%	0
2014	9.484011	11.697362	23.34%	0
2013	9.629520	9.484011	-1.51%	0
2012	8.688314	9.629520	10.83%	0
2011	8.534968	8.688314	1.80%	0
159

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	14.965690	13.649285	-8.80%	0
2017	12.871453	14.965690	16.27%	0
2016	12.047172	12.871453	6.84%	0
2015	12.444914	12.047172	-3.20%	0
2014	11.476120	12.444914	8.44%	0
2013*	10.000000	11.476120	14.76%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	7.967814	7.702029	-3.34%	0
2017	8.178355	7.967814	-2.57%	0
2016	8.319721	8.178355	-1.70%	0
2015	8.705137	8.319721	-4.43%	0
2014	9.032704	8.705137	-3.63%	0
2013	9.408981	9.032704	-4.00%	0
2012	9.478344	9.408981	-0.73%	0
2011	9.755823	9.478344	-2.84%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	14.317541	12.169811	-15.00%	0
2017	13.073768	14.317541	9.51%	0
2016	11.277292	13.073768	15.93%	0
2015	12.363131	11.277292	-8.78%	0
2014	12.330530	12.363131	0.26%	0
2013*	10.000000	12.330530	23.31%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	13.284522	10.738236	-19.17%	0
2017	11.286460	13.284522	17.70%	0
2016	11.637959	11.286460	-3.02%	0
2015	12.628693	11.637959	-7.85%	0
2014	14.336903	12.628693	-11.91%	0
2013	12.448220	14.336903	15.17%	0
2012	10.857404	12.448220	14.65%	0
2011	12.927587	10.857404	-16.01%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	18.587934	16.652443	-10.41%	0
2017	15.558405	18.587934	19.47%	0
2016	15.573607	15.558405	-0.10%	0
2015	16.079589	15.573607	-3.15%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	7.260585	7.032374	-3.14%	0
2017	7.503271	7.260585	-3.23%	0
2016	7.728930	7.503271	-2.92%	0
2015	8.044598	7.728930	-3.92%	0
2014	8.337678	8.044598	-3.52%	0
2013	8.640862	8.337678	-3.51%	0
2012	8.614545	8.640862	0.31%	0
2011	8.955967	8.614545	-3.81%	0
160

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	15.947614	14.414430	-9.61%	0
2017	14.039728	15.947614	13.59%	0
2016	13.324185	14.039728	5.37%	0
2015	13.958577	13.324185	-4.54%	0
2014	13.186323	13.958577	5.86%	0
2013	9.992252	13.186323	31.97%	0
2012	9.389554	9.992252	6.42%	0
2011	10.101382	9.389554	-7.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	16.499852	13.700391	-16.97%	0
2017	12.619359	16.499852	30.75%	0
2016	13.178118	12.619359	-4.24%	0
2015	13.254831	13.178118	-0.58%	0
2014	13.543136	13.254831	-2.13%	0
2013	11.120308	13.543136	21.79%	0
2012	9.588004	11.120308	15.98%	0
2011	10.929306	9.588004	-12.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	9.192992	8.413896	-8.47%	0
2017	9.039223	9.192992	1.70%	0
2016	8.868927	9.039223	1.92%	0
2015	9.484525	8.868927	-6.49%	0
2014	9.649596	9.484525	-1.71%	0
2013	10.099245	9.649596	-4.45%	0
2012*	10.000000	10.099245	0.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	15.257086	13.443372	-11.89%	0
2017	13.638384	15.257086	11.87%	0
2016	12.776205	13.638384	6.75%	0
2015	12.921010	12.776205	-1.12%	0
2014	12.204099	12.921010	5.87%	0
2013	9.681704	12.204099	26.05%	0
2012	8.658403	9.681704	11.82%	0
2011	9.056288	8.658403	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	17.437121	14.955970	-14.23%	0
2017	15.960179	17.437121	9.25%	0
2016	14.141315	15.960179	12.86%	0
2015	15.702988	14.141315	-9.95%	0
2014	14.665152	15.702988	7.08%	0
2013	10.874129	14.665152	34.86%	0
2012	9.637168	10.874129	12.84%	0
2011	10.293713	9.637168	-6.38%	0
161

Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	9.885575	8.961723	-9.35%	0
2017	9.090667	9.885575	8.74%	0
2016	8.394764	9.090667	8.29%	0
2015	9.639564	8.394764	-12.91%	0
2014	10.006228	9.639564	-3.66%	0
2013	10.422665	10.006228	-4.00%	0
2012*	10.000000	10.422665	4.23%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	9.438242	8.680575	-8.03%	0
2017	8.886672	9.438242	6.21%	0
2016	9.004115	8.886672	-1.30%	0
2015	10.114841	9.004115	-10.98%	0
2014	10.515635	10.114841	-3.81%	0
2013	11.735908	10.515635	-10.40%	0
2012	11.630484	11.735908	0.91%	0
2011	11.184973	11.630484	3.98%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	8.922438	8.574940	-3.89%	0
2017	9.187782	8.922438	-2.89%	0
2016	9.456090	9.187782	-2.84%	0
2015	9.839829	9.456090	-3.90%	0
2014	10.184301	9.839829	-3.38%	0
2013	10.644426	10.184301	-4.32%	0
2012	10.497150	10.644426	1.40%	0
2011	10.835479	10.497150	-3.12%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	9.203546	8.768141	-4.73%	0
2017	9.154921	9.203546	0.53%	0
2016	9.304833	9.154921	-1.61%	0
2015	9.670180	9.304833	-3.78%	0
2014	9.680185	9.670180	-0.10%	0
2013	10.305615	9.680185	-6.07%	0
2012	9.814951	10.305615	5.00%	0
2011*	10.000000	9.814951	-1.85%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.051483	9.696283	-12.26%	0
2017*	10.000000	11.051483	10.51%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	12.814042	12.578058	-1.84%	0
2017	10.205912	12.814042	25.56%	0
2016*	10.000000	10.205912	2.06%	0
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Maximum Additional Contract Options Elected Total - 4.10%
Variable account charges of the daily net assets of the variable account - 4.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	10.315695	7.999687	-22.45%	0
2017	8.496737	10.315695	21.41%	0
2016	9.081860	8.496737	-6.44%	0
2015	9.456966	9.081860	-3.97%	0
2014	10.578424	9.456966	-10.60%	0
2013	8.612717	10.578424	22.82%	0
2012	7.367145	8.612717	16.91%	0
2011	9.247982	7.367145	-20.34%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	28.186929	27.256053	-3.30%	0
2017	23.084474	28.186929	22.10%	0
2016	26.957677	23.084474	-14.37%	0
2015	24.993402	26.957677	7.86%	0
2014	19.860022	24.993402	25.85%	0
2013	13.758420	19.860022	44.35%	0
2012	10.952514	13.758420	25.62%	0
2011	10.345276	10.952514	5.87%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	6.367569	4.369620	-31.38%	0
2017	6.772512	6.367569	-5.98%	0
2016	4.923659	6.772512	37.55%	0
2015	7.736035	4.923659	-36.35%	0
2014	10.002568	7.736035	-22.66%	0
2013	9.456639	10.002568	5.77%	0
2012*	10.000000	9.456639	-5.43%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.512886	4.478394	-31.24%	0
2017	6.907802	6.512886	-5.72%	0
2016	5.011627	6.907802	37.84%	0
2015	7.853042	5.011627	-36.18%	0
2014	10.123336	7.853042	-22.43%	0
2013	9.550161	10.123336	6.00%	0
2012*	10.000000	9.550161	-4.50%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	20.616998	20.025424	-2.87%	0
2017	17.079159	20.616998	20.71%	0
2016	16.526965	17.079159	3.34%	0
2015	17.745292	16.526965	-6.87%	0
2014	18.858407	17.745292	-5.90%	0
2013	13.089101	18.858407	44.08%	0
2012	12.654154	13.089101	3.44%	0
2011	13.829928	12.654154	-8.50%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
166

applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Taxation of Lifetime Withdrawals Under the CPPLI Option and the Nationwide Lifetime Income Riders
While the tax treatment for withdrawals for benefits such as CPPLI Option and the Nationwide Lifetime Income Riders is not clear under federal tax law, Nationwide intends to treat withdrawals under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the withdrawal. Specifically, Nationwide intends to treat the following amount of each withdrawal as a taxable distribution:
The greater of:
(1)	A–C; or
(2)	B–C,
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Where:
A	=	the contract value immediately before the withdrawal;
B	=	the guaranteed annual benefit amount immediately before the withdrawal; and
C	=	the remaining investment in the contract.
In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a withdrawal. If the Contract Owner subsequently takes withdrawals from the contract under such circumstances, the Contract Owner would have a loss that may be deductible. If the Contract Owner purchases one of these options in an IRA, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
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(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
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(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
If the Contract Owner purchases the CPPLI Option and the Nationwide Lifetime Income Riders, withdrawals in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Code. Consult a qualified tax adviser.
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Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
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(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar
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year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Nationwide DestinationSM All American Gold
The Best of America All American Gold AnnuitySM (Compass)
The Best of America All American Gold AnnuitySM (Key)
Variable Annuity Portfolio II (M&T All American Gold)
Wells Fargo GoldSM Variable Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2019. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-II (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-II and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2018. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2
•	MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	13.052099	11.953286	-8.42%	6,756
2017	11.549310	13.052099	13.01%	6,806
2016	11.302851	11.549310	2.18%	6,855
2015	11.584949	11.302851	-2.44%	5,536
2014	11.246597	11.584949	3.01%	0
2013	10.164498	11.246597	10.65%	0
2012*	10.000000	10.164498	1.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	32.761968	30.490372	-6.93%	4,089
2017	27.945034	32.761968	17.24%	4,106
2016	25.451675	27.945034	9.80%	5,519
2015	25.385604	25.451675	0.26%	7,060
2014	23.497898	25.385604	8.03%	7,068
2013	17.661595	23.497898	33.05%	7,576
2012	15.239557	17.661595	15.89%	7,725
2011	14.534214	15.239557	4.85%	9,296
2010	13.034889	14.534214	11.50%	9,566
2009	10.956904	13.034889	18.97%	7,506
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.666634	-23.33%	4,633
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	46.438955	38.881036	-16.27%	56,159
2017	41.628464	46.438955	11.56%	64,395
2016	33.745167	41.628464	23.36%	77,849
2015	36.198936	33.745167	-6.78%	90,350
2014	33.613007	36.198936	7.69%	96,177
2013	24.705828	33.613007	36.05%	102,762
2012	21.097393	24.705828	17.10%	119,197
2011	23.356111	21.097393	-9.67%	129,960
2010	18.664793	23.356111	25.13%	71,375
2009	13.235829	18.664793	41.02%	34,530

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.490699	13.919413	-3.94%	595,732
2017	14.139658	14.490699	2.48%	654,003
2016	13.702519	14.139658	3.19%	644,890
2015	14.212713	13.702519	-3.59%	709,938
2014	13.918761	14.212713	2.11%	746,915
2013	15.385268	13.918761	-9.53%	786,321
2012	14.494173	15.385268	6.15%	802,953
2011	13.121239	14.494173	10.46%	712,152
2010	12.627445	13.121239	3.91%	573,065
2009	11.590410	12.627445	8.95%	373,101
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	31.551367	28.943109	-8.27%	4,490
2017	26.532103	31.551367	18.92%	4,953
2016	23.710326	26.532103	11.90%	5,553
2015	25.503376	23.710326	-7.03%	5,228
2014	22.967802	25.503376	11.04%	6,695
2013	17.149681	22.967802	33.93%	6,847
2012	15.158178	17.149681	13.14%	9,392
2011	14.908262	15.158178	1.68%	9,501
2010	13.245674	14.908262	12.55%	11,605
2009	11.377543	13.245674	16.42%	15,626
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	31.293423	26.922118	-13.97%	121,920
2017	28.399743	31.293423	10.19%	147,329
2016	23.410849	28.399743	21.31%	164,075
2015	24.063288	23.410849	-2.71%	202,001
2014	20.942467	24.063288	14.90%	221,293
2013	16.309491	20.942467	28.41%	237,365
2012	14.196027	16.309491	14.89%	230,672
2011	14.482922	14.196027	-1.98%	222,419
2010	12.314461	14.482922	17.61%	161,247
2009	9.597456	12.314461	28.31%	107,501
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.895606	10.458541	-4.01%	2,093
2017	10.293399	10.895606	5.85%	8,345
2016	9.229679	10.293399	11.52%	2,326
2015*	10.000000	9.229679	-7.70%	710
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.132159	9.942756	-1.87%	20,198
2017	9.931291	10.132159	2.02%	27,607
2016	9.805385	9.931291	1.28%	30,295
2015*	10.000000	9.805385	-1.95%	12,839

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.917289	11.821013	-8.49%	9,049
2017	11.217354	12.917289	15.15%	10,832
2016	9.777334	11.217354	14.73%	8,900
2015*	10.000000	9.777334	-2.23%	4,362
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.462522	15.952447	-8.65%	88,608
2017	15.535481	17.462522	12.40%	104,598
2016	15.139654	15.535481	2.61%	126,639
2015	15.470652	15.139654	-2.14%	164,113
2014	15.353952	15.470652	0.76%	230,467
2013	13.575527	15.353952	13.10%	237,382
2012	12.489067	13.575527	8.70%	267,998
2011	13.111331	12.489067	-4.75%	281,236
2010	12.084265	13.111331	8.50%	182,903
2009*	10.000000	12.084265	20.84%	38,056
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.217584	9.695584	-5.11%	16,929
2017*	10.000000	10.217584	2.18%	16,305
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.924868	13.894548	-17.90%	19,336
2017	15.319916	16.924868	10.48%	17,498
2016	11.822522	15.319916	29.58%	13,805
2015	12.786348	11.822522	-7.54%	17,044
2014	12.246999	12.786348	4.40%	14,183
2013*	10.000000	12.246999	22.47%	6,975
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.603470	11.337033	-16.66%	8,611
2017	11.962136	13.603470	13.72%	10,655
2016	10.504113	11.962136	13.88%	11,585
2015	10.900598	10.504113	-3.64%	15,912
2014*	10.000000	10.900598	9.01%	10,404
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	47.645408	42.867476	-10.03%	57,804
2017	42.879658	47.645408	11.11%	66,942
2016	34.501040	42.879658	24.29%	77,614
2015	35.734867	34.501040	-3.45%	94,626
2014	34.389346	35.734867	3.91%	114,105
2013	24.723264	34.389346	39.10%	106,330
2012	21.609807	24.723264	14.41%	124,564
2011	21.738352	21.609807	-0.59%	137,891
2010	17.477229	21.738352	24.38%	124,731
2009	14.141452	17.477229	23.59%	54,779

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	34.077341	32.048129	-5.95%	112,497
2017	28.439917	34.077341	19.82%	138,143
2016	25.816234	28.439917	10.16%	164,325
2015	25.891724	25.816234	-0.29%	198,439
2014	23.158254	25.891724	11.80%	216,720
2013	17.787890	23.158254	30.19%	264,359
2012	15.583821	17.787890	14.14%	270,395
2011	15.513376	15.583821	0.45%	307,486
2010	13.701928	15.513376	13.22%	250,791
2009	10.997151	13.701928	24.60%	218,562
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	30.022263	27.567342	-8.18%	121,255
2017	23.912056	30.022263	25.55%	162,997
2016	22.473903	23.912056	6.40%	211,330
2015	23.369551	22.473903	-3.83%	240,924
2014	21.925375	23.369551	6.59%	235,952
2013	18.357321	21.925375	19.44%	251,206
2012	16.861989	18.357321	8.87%	253,620
2011	15.686839	16.861989	7.49%	216,836
2010	13.793989	15.686839	13.72%	128,893
2009	11.416659	13.793989	20.82%	58,068
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	28.465391	22.709359	-20.22%	403
2017	23.153002	28.465391	22.94%	403
2016	20.054628	23.153002	15.45%	391
2015	20.812911	20.054628	-3.64%	1,427
2014	20.780409	20.812911	0.16%	1,416
2013	14.183132	20.780409	46.51%	2,421
2012	11.933275	14.183132	18.85%	3,434
2011	14.046592	11.933275	-15.05%	3,472
2010	10.862462	14.046592	29.31%	3,059
2009	8.737661	10.862462	24.32%	3,075
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.803087	10.669004	-1.24%	4,255
2017	10.564739	10.803087	2.26%	3,566
2016	9.809744	10.564739	7.70%	3,316
2015	10.023323	9.809744	-2.13%	2,772
2014	10.082244	10.023323	-0.58%	2,318
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.059504	-9.40%	3,532

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	14.922281	14.634189	-1.93%	51,062
2017	14.549891	14.922281	2.56%	62,332
2016	14.216606	14.549891	2.34%	70,741
2015	14.445469	14.216606	-1.58%	81,391
2014	14.117600	14.445469	2.32%	105,518
2013	14.175452	14.117600	-0.41%	120,283
2012	13.103008	14.175452	8.18%	153,834
2011	12.996350	13.103008	0.82%	155,623
2010	12.141918	12.996350	7.04%	168,724
2009	10.222693	12.141918	18.77%	154,198
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.253444	-17.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.898356	16.937448	-5.37%	535,310
2017	16.051874	17.898356	11.50%	600,411
2016	15.431036	16.051874	4.02%	681,716
2015	15.693791	15.431036	-1.67%	797,986
2014	15.234807	15.693791	3.01%	826,793
2013	13.615311	15.234807	11.89%	899,990
2012	12.344227	13.615311	10.30%	880,570
2011	12.541130	12.344227	-1.57%	747,686
2010	11.272730	12.541130	11.25%	485,392
2009	9.200014	11.272730	22.53%	286,319
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	19.245467	17.866719	-7.16%	2,265,427
2017	16.745796	19.245467	14.93%	2,610,422
2016	16.011015	16.745796	4.59%	2,815,169
2015	16.271976	16.011015	-1.60%	2,990,623
2014	15.738060	16.271976	3.39%	3,162,144
2013	13.768453	15.738060	14.31%	3,276,079
2012	12.318852	13.768453	11.77%	3,373,709
2011	12.618539	12.318852	-2.37%	3,073,212
2010	11.165396	12.618539	13.01%	1,651,824
2009	8.786820	11.165396	27.07%	735,817
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.946970	19.037076	-9.12%	67,632
2017	17.556772	20.946970	19.31%	71,269
2016	16.696269	17.556772	5.15%	70,089
2015	16.980427	16.696269	-1.67%	71,133
2014	16.400060	16.980427	3.54%	81,163
2013	13.665277	16.400060	20.01%	77,851
2012	12.002448	13.665277	13.85%	74,513
2011	12.495314	12.002448	-3.94%	76,290
2010	10.907377	12.495314	14.56%	51,353
2009	8.411623	10.907377	29.67%	39,193

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.990118	11.325144	-5.55%	25,267
2017	10.445752	11.990118	14.78%	5,368
2016*	10.000000	10.445752	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.582386	13.074633	-25.64%	56,930
2017	18.294076	17.582386	-3.89%	63,794
2016	13.861733	18.294076	31.98%	77,514
2015	17.694870	13.861733	-21.66%	85,590
2014	20.520501	17.694870	-13.77%	91,212
2013	16.721636	20.520501	22.72%	99,753
2012	16.151935	16.721636	3.53%	96,431
2011	17.235639	16.151935	-6.29%	89,625
2010	14.632820	17.235639	17.79%	79,662
2009	10.030983	14.632820	45.88%	85,295
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	29.536986	26.702890	-9.60%	316,131
2017	26.524303	29.536986	11.36%	360,113
2016	22.795194	26.524303	16.36%	419,351
2015	24.081035	22.795194	-5.34%	492,782
2014	22.456933	24.081035	7.23%	503,077
2013	17.772487	22.456933	26.36%	560,242
2012	15.360050	17.772487	15.71%	642,155
2011	15.437284	15.360050	-0.50%	706,125
2010	13.589574	15.437284	13.60%	598,406
2009	10.584588	13.589574	28.39%	497,697
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.995431	11.664359	-10.24%	4,104
2017	11.273485	12.995431	15.27%	13,069
2016*	10.000000	11.273485	12.73%	2,483
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	36.264168	35.689890	-1.58%	151,851
2017	27.210940	36.264168	33.27%	172,694
2016	27.376076	27.210940	-0.60%	201,870
2015	25.905931	27.376076	5.67%	255,239
2014	23.607433	25.905931	9.74%	261,070
2013	17.560229	23.607433	34.44%	273,302
2012	15.528478	17.560229	13.08%	292,365
2011	15.713867	15.528478	-1.18%	280,224
2010	12.834093	15.713867	22.44%	195,959
2009	10.146051	12.834093	26.49%	147,518

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	15.274047	14.978593	-1.93%	1,423,699
2017	14.858137	15.274047	2.80%	1,586,518
2016	14.386323	14.858137	3.28%	1,694,324
2015	14.678405	14.386323	-1.99%	1,966,533
2014	14.059340	14.678405	4.40%	2,200,795
2013	14.523213	14.059340	-3.19%	2,167,302
2012	13.912926	14.523213	4.39%	2,045,921
2011	13.149276	13.912926	5.81%	1,933,606
2010	12.368667	13.149276	6.31%	2,085,109
2009	10.836274	12.368667	14.14%	2,523,159
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	49.431752	41.642186	-15.76%	270,845
2017	41.485406	49.431752	19.15%	322,987
2016	37.495992	41.485406	10.64%	388,723
2015	38.560249	37.495992	-2.76%	455,052
2014	36.789783	38.560249	4.81%	508,320
2013	27.392178	36.789783	34.31%	547,119
2012	24.189033	27.392178	13.24%	635,075
2011	27.448841	24.189033	-11.88%	659,330
2010	21.597277	27.448841	27.09%	554,162
2009	15.633776	21.597277	38.14%	471,558
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	28.238290	23.709025	-16.04%	145,205
2017	21.975804	28.238290	28.50%	155,792
2016	23.467075	21.975804	-6.35%	179,118
2015	22.982464	23.467075	2.11%	190,955
2014	25.353374	22.982464	-9.35%	2,286
2013	19.704173	25.353374	28.67%	2,415
2012	16.559384	19.704173	18.99%	15,410
2011	20.265788	16.559384	-18.29%	15,735
2010	18.170300	20.265788	11.53%	17,077
2009	14.563164	18.170300	24.77%	6,116
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.532586	11.588046	-7.54%	1,783
2017	12.217219	12.532586	2.58%	1,408
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	39.537976	32.242243	-18.45%	6,007
2017	33.586558	39.537976	17.72%	6,424
2016	31.093245	33.586558	8.02%	7,205
2015	32.491592	31.093245	-4.30%	8,141
2014	30.859675	32.491592	5.29%	8,660
2013	23.980303	30.859675	28.69%	9,862
2012	19.092565	23.980303	25.60%	16,551
2011	21.233217	19.092565	-10.08%	18,743
2010	17.002078	21.233217	24.89%	19,427
2009	10.944702	17.002078	55.35%	21,698

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.686860	13.116311	-10.69%	33,999
2017	13.267937	14.686860	10.69%	37,235
2016	11.858820	13.267937	11.88%	49,268
2015	12.791557	11.858820	-7.29%	108,243
2014	12.582030	12.791557	1.67%	148,398
2013	10.283833	12.582030	22.35%	152,077
2012	9.020633	10.283833	14.00%	121,897
2011	9.268258	9.020633	-2.67%	129,893
2010	8.504046	9.268258	8.99%	102,030
2009	6.604890	8.504046	28.75%	80,046
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.464056	16.519149	-5.41%	294,061
2017	16.108477	17.464056	8.42%	346,240
2016	14.291261	16.108477	12.72%	444,152
2015	15.554820	14.291261	-8.12%	546,970
2014	15.041481	15.554820	3.41%	656,062
2013	13.354649	15.041481	12.63%	744,220
2012	11.992969	13.354649	11.35%	788,615
2011	11.849673	11.992969	1.21%	790,173
2010	10.639189	11.849673	11.38%	734,403
2009	7.937530	10.639189	34.04%	718,515
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	34.245426	32.131629	-6.17%	62,331
2017	28.735102	34.245426	19.18%	68,199
2016	25.049885	28.735102	14.71%	104,409
2015	26.300762	25.049885	-4.76%	133,935
2014	24.472041	26.300762	7.47%	121,174
2013	19.089239	24.472041	28.20%	131,595
2012	17.248603	19.089239	10.67%	176,849
2011	16.461351	17.248603	4.78%	200,345
2010	13.803199	16.461351	19.26%	241,615
2009	11.899829	13.803199	15.99%	258,618
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	43.636823	37.578202	-13.88%	146,326
2017	39.893682	43.636823	9.38%	172,647
2016	30.998703	39.893682	28.69%	198,333
2015	33.860639	30.998703	-8.45%	251,416
2014	34.060063	33.860639	-0.59%	289,343
2013	25.291090	34.060063	34.67%	288,682
2012	21.612003	25.291090	17.02%	340,556
2011	22.717145	21.612003	-4.86%	397,976
2010	17.922968	22.717145	26.75%	362,509
2009	14.038386	17.922968	27.67%	506,236

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.981708	9.972487	-16.77%	20,620
2017	8.632409	11.981708	38.80%	20,562
2016	7.435653	8.632409	16.09%	27,585
2015	9.356320	7.435653	-20.53%	32,336
2014*	10.000000	9.356320	-6.44%	38,602
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	25.716632	21.493963	-16.42%	100,557
2017	22.293498	25.716632	15.35%	113,508
2016	21.042314	22.293498	5.95%	137,457
2015	22.765198	21.042314	-7.57%	170,279
2014	25.914836	22.765198	-12.15%	172,973
2013	21.319111	25.914836	21.56%	5,525
2012	18.241701	21.319111	16.87%	5,543
2011	20.649570	18.241701	-11.66%	7,095
2010	19.269721	20.649570	7.16%	5,884
2009	14.224700	19.269721	35.47%	6,723
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.532101	9.604466	0.76%	143,574
2017	9.460508	9.532101	0.76%	182,824
2016	9.297078	9.460508	1.76%	203,358
2015	9.828317	9.297078	-5.41%	231,793
2014	9.763677	9.828317	0.66%	283,528
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.673601	11.983907	-5.44%	0
2017	11.334512	12.673601	11.81%	0
2016	10.989354	11.334512	3.14%	0
2015	11.803858	10.989354	-6.90%	0
2014	11.487935	11.803858	2.75%	0
2013	10.233283	11.487935	12.26%	0
2012*	10.000000	10.233283	2.33%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.415354	-5.85%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.415636	9.772763	-6.17%	333
2017	10.163024	10.415636	2.49%	450
2016	10.330904	10.163024	-1.63%	568
2015	10.261380	10.330904	0.68%	1,255
2014	9.918609	10.261380	3.46%	2,166
2013*	10.000000	9.918609	-0.81%	1,186

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.707540	17.771847	-5.00%	10,053
2017	14.898027	18.707540	25.57%	10,370
2016	14.772922	14.898027	0.85%	14,194
2015	14.267087	14.772922	3.55%	15,906
2014	13.343116	14.267087	6.92%	17,747
2013	9.655742	13.343116	38.19%	17,578
2012*	10.000000	9.655742	-3.44%	27,727
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.637469	13.663723	-12.62%	301
2017	13.797174	15.637469	13.34%	302
2016	12.333799	13.797174	11.86%	1,632
2015	13.035277	12.333799	-5.38%	1,753
2014	12.659081	13.035277	2.97%	2,229
2013	9.968791	12.659081	26.99%	1,986
2012*	10.000000	9.968791	-0.31%	4,309
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.804510	15.634450	-6.96%	32,987
2017	13.917796	16.804510	20.74%	39,026
2016	13.999135	13.917796	-0.58%	42,437
2015	14.015979	13.999135	-0.12%	42,222
2014	13.166297	14.015979	6.45%	46,865
2013	9.750436	13.166297	35.03%	56,595
2012*	10.000000	9.750436	-2.50%	77,263
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	16.288345	15.224312	-6.53%	45,692
2017	13.931596	16.288345	16.92%	65,837
2016	14.464707	13.931596	-3.69%	102,953
2015	15.965561	14.464707	-9.40%	159,636
2014	17.048949	15.965561	-6.35%	195,064
2013	13.783255	17.048949	23.69%	208,088
2012	11.700313	13.783255	17.80%	182,923
2011	12.755306	11.700313	-8.27%	174,380
2010	11.873555	12.755306	7.43%	138,758
2009*	10.000000	11.873555	18.74%	43,909
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.334010	12.901090	-3.25%	11,558
2017	12.644255	13.334010	5.46%	18,095
2016	11.008964	12.644255	14.85%	24,365
2015	11.911916	11.008964	-7.58%	46,953
2014	11.825257	11.911916	0.73%	51,069
2013	10.826150	11.825257	9.23%	47,683
2012*	10.000000	10.826150	8.26%	12,199

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.916186	16.710824	-1.21%	24,306
2017	13.485385	16.916186	25.44%	18,877
2016	12.855627	13.485385	4.90%	18,985
2015	13.803004	12.855627	-6.86%	27,657
2014	12.944900	13.803004	6.63%	34,743
2013	10.078253	12.944900	28.44%	31,757
2012*	10.000000	10.078253	0.78%	19,328
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	29.354822	29.140569	-0.73%	2,499
2017	25.136786	29.354822	16.78%	5,691
2016	24.374565	25.136786	3.13%	5,747
2015	24.557325	24.374565	-0.74%	6,200
2014	22.952139	24.557325	6.99%	7,513
2013	19.381125	22.952139	18.43%	8,447
2012	17.294055	19.381125	12.07%	9,911
2011	17.260958	17.294055	0.19%	10,842
2010	16.150346	17.260958	6.88%	12,700
2009	13.009955	16.150346	24.14%	15,306
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.113382	9.867861	-2.43%	48,911
2017	9.898828	10.113382	2.17%	52,875
2016	9.796037	9.898828	1.05%	55,448
2015*	10.000000	9.796037	-2.04%	28,643
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	44.250304	44.490404	0.54%	109,091
2017	34.434579	44.250304	28.51%	149,518
2016	34.170332	34.434579	0.77%	179,348
2015	30.881449	34.170332	10.65%	206,570
2014	28.801846	30.881449	7.22%	242,692
2013	22.261226	28.801846	29.38%	251,749
2012	18.182690	22.261226	22.43%	276,282
2011	19.765890	18.182690	-8.01%	294,805
2010	18.778978	19.765890	5.26%	201,858
2009	13.010568	18.778978	44.34%	89,232
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	24.054667	23.992662	-0.26%	23,318
2017	16.791786	24.054667	43.25%	24,871
2016	14.919967	16.791786	12.55%	17,493
2015	14.423477	14.919967	3.44%	36,391
2014	13.343943	14.423477	8.09%	35,810
2013	9.970499	13.343943	33.83%	38,016
2012*	10.000000	9.970499	-0.30%	18,615

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	33.063601	27.734388	-16.12%	17,624
2017	25.570288	33.063601	29.30%	23,662
2016	27.726728	25.570288	-7.78%	27,504
2015	30.757342	27.726728	-9.85%	30,703
2014	35.398964	30.757342	-13.11%	33,859
2013	31.335568	35.398964	12.97%	42,408
2012	28.009135	31.335568	11.88%	55,423
2011	41.876759	28.009135	-33.12%	357
2010	33.886132	41.876759	23.58%	474
2009	19.143301	33.886132	77.01%	1,592
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.073198	8.914065	-19.50%	10,054
2017	8.763183	11.073198	26.36%	2,231
2016	7.339677	8.763183	19.39%	1,918
2015	9.287866	7.339677	-20.98%	4,417
2014	9.852806	9.287866	-5.73%	4,234
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.251171	10.028624	-2.17%	29,860
2017	9.984326	10.251171	2.67%	32,728
2016*	10.000000	9.984326	-0.16%	43,801
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.979338	16.494780	-2.85%	14,059
2017	13.596154	16.979338	24.88%	10,017
2016	12.641599	13.596154	7.55%	11,409
2015	13.069092	12.641599	-3.27%	15,553
2014	14.292266	13.069092	-8.56%	17,901
2013	10.238380	14.292266	39.59%	16,886
2012*	10.000000	10.238380	2.38%	2,796
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	37.029118	32.810230	-11.39%	455,277
2017	31.920916	37.029118	16.00%	516,830
2016	28.381463	31.920916	12.47%	617,538
2015	28.982349	28.381463	-2.07%	754,378
2014	26.605168	28.982349	8.94%	874,805
2013	19.849130	26.605168	34.04%	910,499
2012	17.328416	19.849130	14.55%	967,792
2011	17.611740	17.328416	-1.61%	1,086,102
2010	16.019700	17.611740	9.94%	976,377
2009	13.234707	16.019700	21.04%	1,045,304

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.424056	18.224748	-10.77%	255,222
2017	16.291646	20.424056	25.37%	292,583
2016	15.871014	16.291646	2.65%	304,136
2015	15.101235	15.871014	5.10%	370,882
2014	15.105813	15.101235	-0.03%	391,149
2013	11.972877	15.105813	26.17%	362,854
2012	10.447976	11.972877	14.60%	322,152
2011	10.760516	10.447976	-2.90%	268,759
2010*	10.000000	10.760516	7.61%	100,433
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.918661	12.842812	-0.59%	25,043
2017	10.201733	12.918661	26.63%	43,884
2016	9.750484	10.201733	4.63%	45,036
2015*	10.000000	9.750484	-2.50%	48,034
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	14.553508	14.254248	-2.06%	17,506
2017	13.902832	14.553508	4.68%	19,128
2016	13.285604	13.902832	4.65%	27,534
2015	13.552959	13.285604	-1.97%	34,303
2014	12.746327	13.552959	6.33%	40,879
2013	12.969860	12.746327	-1.72%	43,439
2012	12.016435	12.969860	7.93%	44,850
2011	11.532700	12.016435	4.19%	49,763
2010	10.918054	11.532700	5.63%	71,735
2009	10.097843	10.918054	8.12%	68,338
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	26.880276	24.697762	-8.12%	365
2017	24.813672	26.880276	8.33%	365
2016	22.699779	24.813672	9.31%	365
2015	23.236956	22.699779	-2.31%	365
2014	22.846929	23.236956	1.71%	365
2013	25.330782	22.846929	-9.81%	378
2012	21.739937	25.330782	16.52%	378
2011	20.575707	21.739937	5.66%	553
2010	18.967320	20.575707	8.48%	1,367
2009	14.747139	18.967320	28.62%	1,535
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.411184	9.478930	-8.95%	1,038
2017	9.358081	10.411184	11.25%	1,732
2016	8.234226	9.358081	13.65%	3,126
2015*	10.000000	8.234226	-17.66%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.798859	18.164537	-8.25%	30,409
2017	17.042865	19.798859	16.17%	39,789
2016	15.531504	17.042865	9.73%	45,200
2015	16.925236	15.531504	-8.23%	48,128
2014	17.482977	16.925236	-3.19%	51,438
2013	13.406784	17.482977	30.40%	49,683
2012	11.060501	13.406784	21.21%	53,074
2011	11.291768	11.060501	-2.05%	41,124
2010*	10.000000	11.291768	12.92%	1,307
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	27.373243	24.494329	-10.52%	287,626
2017	25.536111	27.373243	7.19%	347,026
2016	21.488963	25.536111	18.83%	382,161
2015	22.749450	21.488963	-5.54%	490,308
2014	20.375888	22.749450	11.65%	523,493
2013	15.654684	20.375888	30.16%	593,461
2012	13.838196	15.654684	13.13%	674,985
2011	13.931081	13.838196	-0.67%	765,813
2010	12.455035	13.931081	11.85%	770,123
2009*	10.000000	12.455035	24.55%	24,889
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.315015	17.201856	-6.08%	20,518,419
2017	16.000522	18.315015	14.47%	23,694,838
2016	14.849732	16.000522	7.75%	26,386,849
2015	14.876089	14.849732	-0.18%	28,158,210
2014	14.333814	14.876089	3.78%	29,472,567
2013	11.761815	14.333814	21.87%	30,398,117
2012	10.282856	11.761815	14.38%	31,080,858
2011	10.306485	10.282856	-0.23%	28,263,384
2010	9.307778	10.306485	10.73%	20,751,896
2009	7.629628	9.307778	22.00%	12,698,235
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.189307	11.919041	-2.22%	9,228,905
2017	11.947024	12.189307	2.03%	9,870,124
2016	11.773591	11.947024	1.47%	9,850,011
2015	11.938142	11.773591	-1.38%	10,603,557
2014	11.504300	11.938142	3.77%	10,806,227
2013	11.945598	11.504300	-3.69%	10,878,758
2012	11.513086	11.945598	3.76%	9,574,424
2011	11.016128	11.513086	4.51%	8,411,945
2010	10.514432	11.016128	4.77%	6,051,683
2009	9.484428	10.514432	10.86%	3,441,979

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	21.247212	19.022635	-10.47%	335,001
2017	16.411534	21.247212	29.47%	383,852
2016	16.570921	16.411534	-0.96%	445,554
2015	15.734209	16.570921	5.32%	498,087
2014	15.630348	15.734209	0.66%	561,259
2013	12.291636	15.630348	27.16%	584,724
2012	10.185364	12.291636	20.68%	627,350
2011	11.361285	10.185364	-10.35%	656,118
2010	10.326441	11.361285	10.02%	548,806
2009	7.377345	10.326441	39.98%	419,828
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.559589	21.170405	-1.81%	557,327
2017	17.065869	21.559589	26.33%	672,738
2016	15.829159	17.065869	7.81%	801,464
2015	15.046269	15.829159	5.20%	950,293
2014	14.085094	15.046269	6.82%	1,077,342
2013	10.993629	14.085094	28.12%	1,144,837
2012	9.473308	10.993629	16.05%	1,263,658
2011	10.054668	9.473308	-5.78%	1,335,900
2010	8.605881	10.054668	16.83%	1,159,400
2009	6.273149	8.605881	37.19%	947,533
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	18.039988	17.441755	-3.32%	5,923,488
2017	14.967386	18.039988	20.53%	7,189,984
2016	13.629860	14.967386	9.81%	8,565,009
2015	13.640203	13.629860	-0.08%	9,422,763
2014	12.518558	13.640203	8.96%	10,126,977
2013	9.524179	12.518558	31.44%	11,011,611
2012	8.230825	9.524179	15.71%	12,222,461
2011	8.516788	8.230825	-3.36%	11,647,685
2010	7.763734	8.516788	9.70%	8,186,910
2009	6.009658	7.763734	29.19%	4,467,865
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	17.282878	16.682451	-3.47%	562,573
2017	16.442359	17.282878	5.11%	571,623
2016	15.309363	16.442359	7.40%	568,389
2015	15.948421	15.309363	-4.01%	625,706
2014	15.530801	15.948421	2.69%	651,484
2013	15.890146	15.530801	-2.26%	645,794
2012	14.321138	15.890146	10.96%	620,312
2011	13.725856	14.321138	4.34%	574,284
2010	12.556122	13.725856	9.32%	404,148
2009	10.212412	12.556122	22.95%	252,542

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	32.516002	29.742341	-8.53%	233,132
2017	27.949469	32.516002	16.34%	266,595
2016	24.047691	27.949469	16.23%	320,240
2015	26.022987	24.047691	-7.59%	384,826
2014	24.168378	26.022987	7.67%	406,472
2013	18.070541	24.168378	33.74%	437,173
2012	15.470175	18.070541	16.81%	456,586
2011	16.059186	15.470175	-3.67%	511,660
2010	14.072345	16.059186	14.12%	467,172
2009	11.098645	14.072345	26.79%	355,745
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.066013	10.011497	-9.53%	245
2017	9.452026	11.066013	17.08%	5,014
2016	9.285482	9.452026	1.79%	593
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.104953	1.05%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	24.134655	23.140168	-4.12%	47,091
2017	22.869387	24.134655	5.53%	52,234
2016	20.265831	22.869387	12.85%	55,174
2015	21.050455	20.265831	-3.73%	76,772
2014	20.765745	21.050455	1.37%	83,690
2013	19.619773	20.765745	5.84%	11,936
2012	17.326410	19.619773	13.24%	13,816
2011	16.882971	17.326410	2.63%	21,223
2010	15.093811	16.882971	11.85%	13,587
2009	10.458553	15.093811	44.32%	15,229
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.975725	16.878142	-6.11%	77,726
2017	14.575396	17.975725	23.33%	86,895
2016	12.985771	14.575396	12.24%	113,678
2015	13.295423	12.985771	-2.33%	123,337
2014	12.622173	13.295423	5.33%	133,814
2013	8.896205	12.622173	41.88%	141,785
2012	7.703104	8.896205	15.49%	166,802
2011	8.820667	7.703104	-12.67%	161,750
2010	7.733391	8.820667	14.06%	97,324
2009	5.114540	7.733391	51.20%	30,982

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	19.181710	17.846014	-6.96%	461,864
2017	16.393765	19.181710	17.01%	560,124
2016	15.061419	16.393765	8.85%	668,319
2015	15.300656	15.061419	-1.56%	810,065
2014	14.006605	15.300656	9.24%	967,081
2013	10.226827	14.006605	36.96%	974,583
2012	9.288702	10.226827	10.10%	1,083,020
2011	9.713768	9.288702	-4.38%	1,170,861
2010	7.952881	9.713768	22.14%	1,149,815
2009	6.128884	7.952881	29.76%	2,015,768
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.982846	14.100444	-11.78%	75,227
2017	13.496191	15.982846	18.42%	85,181
2016	12.599046	13.496191	7.12%	89,656
2015	12.973144	12.599046	-2.88%	88,488
2014	12.559301	12.973144	3.30%	90,738
2013	9.812976	12.559301	27.99%	89,809
2012	8.546808	9.812976	14.81%	90,097
2011	9.235097	8.546808	-7.45%	73,379
2010	8.127013	9.235097	13.63%	81,041
2009	6.363626	8.127013	27.71%	7,772
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.567286	13.501284	-7.32%	6,221,707
2017	13.151370	14.567286	10.77%	7,152,648
2016	12.538101	13.151370	4.89%	7,913,293
2015	12.819763	12.538101	-2.20%	9,148,820
2014	12.434537	12.819763	3.10%	9,739,962
2013	10.971118	12.434537	13.34%	10,311,255
2012	9.993661	10.971118	9.78%	10,293,560
2011	10.247522	9.993661	-2.48%	9,669,414
2010	9.389621	10.247522	9.14%	6,915,872
2009	7.927537	9.389621	18.44%	3,148,808
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.476198	14.049013	-9.22%	14,315,270
2017	13.518988	15.476198	14.48%	16,359,900
2016	12.742843	13.518988	6.09%	18,174,799
2015	13.064675	12.742843	-2.46%	20,442,657
2014	12.623676	13.064675	3.49%	20,674,321
2013	10.532766	12.623676	19.85%	21,534,814
2012	9.376385	10.532766	12.33%	21,700,719
2011	9.823944	9.376385	-4.56%	19,784,659
2010	8.842676	9.823944	11.10%	13,616,562
2009	7.204634	8.842676	22.74%	7,515,199

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.894265	12.413160	-3.73%	2,862,486
2017	12.264060	12.894265	5.14%	3,320,031
2016	11.859292	12.264060	3.41%	3,613,940
2015	12.085949	11.859292	-1.88%	3,723,331
2014	11.831794	12.085949	2.15%	3,918,954
2013	11.406770	11.831794	3.73%	4,127,867
2012	10.734806	11.406770	6.26%	4,376,421
2011	10.708329	10.734806	0.25%	3,637,366
2010	10.143105	10.708329	5.57%	3,133,824
2009	9.078992	10.143105	11.72%	1,900,192
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.268198	11.275995	-8.09%	31,422
2017	10.813782	12.268198	13.45%	29,990
2016	10.363390	10.813782	4.35%	15,472
2015	10.954322	10.363390	-5.39%	16,104
2014	10.836834	10.954322	1.08%	13,430
2013*	10.000000	10.836834	8.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.598315	11.571843	-8.15%	46,627
2017	10.819573	12.598315	16.44%	32,258
2016	10.304924	10.819573	4.99%	15,741
2015	10.959248	10.304924	-5.97%	12,123
2014	10.975511	10.959248	-0.15%	10,384
2013*	10.000000	10.975511	9.76%	2,906
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.061604	13.832436	-8.16%	10,752,305
2017	13.368844	15.061604	12.66%	12,506,999
2016	12.670096	13.368844	5.51%	14,409,163
2015	12.955579	12.670096	-2.20%	16,008,325
2014	12.533509	12.955579	3.37%	17,013,899
2013	10.762993	12.533509	16.45%	17,956,622
2012	9.689863	10.762993	11.07%	18,652,068
2011	10.036480	9.689863	-3.45%	18,071,386
2010	9.116587	10.036480	10.09%	13,561,034
2009	7.562819	9.116587	20.54%	6,698,757
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.704238	14.047477	-10.55%	1,184,434
2017	13.455170	15.704238	16.72%	1,312,408
2016	12.650899	13.455170	6.36%	1,548,005
2015	12.993982	12.650899	-2.64%	2,045,353
2014	12.571666	12.993982	3.36%	2,224,277
2013	10.233532	12.571666	22.85%	2,439,771
2012	9.035018	10.233532	13.27%	2,401,447
2011	9.587811	9.035018	-5.77%	2,481,184
2010	8.559890	9.587811	12.01%	2,511,540
2009	6.841204	8.559890	25.12%	1,581,447

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.066362	13.241451	-5.86%	3,472,087
2017	12.949443	14.066362	8.63%	3,890,671
2016	12.358450	12.949443	4.78%	4,547,728
2015	12.636825	12.358450	-2.20%	5,030,824
2014	12.282434	12.636825	2.89%	5,340,318
2013	11.169980	12.282434	9.96%	5,676,423
2012	10.268845	11.169980	8.78%	5,897,999
2011	10.416230	10.268845	-1.41%	5,292,198
2010	9.664334	10.416230	7.78%	3,813,929
2009	8.307908	9.664334	16.33%	1,930,284
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	13.052192	12.812523	-1.84%	485,825
2017	12.673918	13.052192	2.98%	514,573
2016	12.209832	12.673918	3.80%	565,765
2015	12.461605	12.209832	-2.02%	648,505
2014	12.043098	12.461605	3.48%	778,293
2013	12.448172	12.043098	-3.25%	725,842
2012	11.716609	12.448172	6.24%	673,459
2011	11.156576	11.716609	5.02%	631,100
2010	10.569931	11.156576	5.55%	696,503
2009	9.846940	10.569931	7.34%	1,064,883
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.914804	13.553996	-2.59%	174,287
2017	13.565257	13.914804	2.58%	189,281
2016	13.279654	13.565257	2.15%	187,076
2015	13.503984	13.279654	-1.66%	225,825
2014	13.025248	13.503984	3.68%	233,270
2013	13.452380	13.025248	-3.18%	228,619
2012	12.704929	13.452380	5.88%	194,052
2011	12.119428	12.704929	4.83%	164,154
2010	11.340265	12.119428	6.87%	125,920
2009	9.852755	11.340265	15.10%	42,831
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.214146	12.618721	-11.22%	0
2017	12.197549	14.214146	16.53%	0
2016	11.077617	12.197549	10.11%	696
2015	11.572045	11.077617	-4.27%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.201281	12.028443	-8.88%	0
2017	11.731708	13.201281	12.53%	0
2016	10.911022	11.731708	7.52%	0
2015	11.235873	10.911022	-2.89%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	30.094108	29.287812	-2.68%	262,260
2017	23.958145	30.094108	25.61%	316,385
2016	23.456331	23.958145	2.14%	388,747
2015	22.637536	23.456331	3.62%	438,382
2014	21.094704	22.637536	7.31%	509,101
2013	15.658311	21.094704	34.72%	587,953
2012	13.376674	15.658311	17.06%	686,958
2011	13.878241	13.376674	-3.61%	773,101
2010	12.937743	13.878241	7.27%	885,023
2009*	10.000000	12.937743	29.38%	14,425
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	38.951753	31.703841	-18.61%	22,242
2017	27.901948	38.951753	39.60%	25,849
2016	26.261721	27.901948	6.25%	30,202
2015	31.715737	26.261721	-17.20%	33,192
2014	34.035014	31.715737	-6.81%	36,443
2013	34.283888	34.035014	-0.73%	300
2012	29.646544	34.283888	15.64%	300
2011	38.746446	29.646544	-23.49%	454
2010	33.815985	38.746446	14.58%	483
2009	20.975923	33.815985	61.21%	483
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	13.390741	13.229560	-1.20%	926,482
2017	13.269527	13.390741	0.91%	1,040,757
2016	13.324658	13.269527	-0.41%	1,078,692
2015	13.494346	13.324658	-1.26%	1,212,680
2014	13.054852	13.494346	3.37%	1,399,106
2013	13.764967	13.054852	-5.16%	1,463,255
2012	13.512438	13.764967	1.87%	1,365,873
2011	12.744590	13.512438	6.02%	1,288,274
2010	12.304475	12.744590	3.58%	1,400,899
2009	12.121741	12.304475	1.51%	2,022,923
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.837354	9.858834	0.22%	2,565,326
2017	9.909723	9.837354	-0.73%	2,950,036
2016	10.023926	9.909723	-1.14%	3,094,334
2015	10.140543	10.023926	-1.15%	3,480,548
2014	10.258510	10.140543	-1.15%	3,644,159
2013	10.377853	10.258510	-1.15%	4,072,487
2012	10.498914	10.377853	-1.15%	4,305,703
2011	10.620705	10.498914	-1.15%	3,917,169
2010	10.744251	10.620705	-1.15%	2,628,276
2009	10.864686	10.744251	-1.11%	1,966,150

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.793413	9.089393	-15.79%	96,375
2017	8.592293	10.793413	25.62%	123,517
2016	8.637247	8.592293	-0.52%	152,119
2015	9.028520	8.637247	-4.33%	170,089
2014	9.199775	9.028520	-1.86%	163,000
2013	7.916447	9.199775	16.21%	150,517
2012	6.950462	7.916447	13.90%	148,945
2011	7.812388	6.950462	-11.03%	148,523
2010	6.993821	7.812388	11.70%	110,931
2009	5.465521	6.993821	27.96%	59,432
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.884646	10.087724	-15.12%	65,553
2017	9.660025	11.884646	23.03%	68,659
2016	9.721257	9.660025	-0.63%	78,307
2015	9.972865	9.721257	-2.52%	83,826
2014	10.754329	9.972865	-7.27%	77,017
2013	8.990410	10.754329	19.62%	68,543
2012	7.694006	8.990410	16.85%	72,847
2011	8.930901	7.694006	-13.85%	66,096
2010	8.412370	8.930901	6.16%	39,027
2009	6.617105	8.412370	27.13%	12,193
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	31.406973	28.294948	-9.91%	242,262
2017	26.827228	31.406973	17.07%	330,764
2016	24.791306	26.827228	8.21%	358,958
2015	25.332564	24.791306	-2.14%	428,700
2014	24.410332	25.332564	3.78%	425,468
2013	19.406489	24.410332	25.78%	449,801
2012	16.938944	19.406489	14.57%	602,742
2011	17.836829	16.938944	-5.03%	624,772
2010	15.741444	17.836829	13.31%	575,015
2009	12.518763	15.741444	25.74%	575,318
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.852396	16.790251	-5.95%	2,630,286
2017	16.250688	17.852396	9.86%	2,883,554
2016	15.464566	16.250688	5.08%	3,161,769
2015	15.671697	15.464566	-1.32%	3,389,956
2014	15.158944	15.671697	3.38%	3,467,480
2013	13.520328	15.158944	12.12%	3,563,834
2012	12.504317	13.520328	8.13%	3,660,605
2011	12.538559	12.504317	-0.27%	3,440,961
2010	11.550746	12.538559	8.55%	2,558,117
2009*	10.000000	11.550746	15.51%	976,583

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.276316	19.669523	-7.55%	5,512,912
2017	18.746995	21.276316	13.49%	6,063,989
2016	17.602214	18.746995	6.50%	6,989,245
2015	17.902199	17.602214	-1.68%	7,334,968
2014	17.213315	17.902199	4.00%	7,636,976
2013	14.572666	17.213315	18.12%	7,623,981
2012	13.133714	14.572666	10.96%	7,501,531
2011	13.411681	13.133714	-2.07%	6,605,561
2010	12.110672	13.411681	10.74%	4,193,422
2009*	10.000000	12.110672	21.11%	1,520,438
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.682719	15.221855	-2.94%	2,128,769
2017	15.011613	15.682719	4.47%	2,505,897
2016	14.564788	15.011613	3.07%	2,705,088
2015	14.695321	14.564788	-0.89%	2,910,221
2014	14.309590	14.695321	2.70%	3,168,528
2013	13.808862	14.309590	3.63%	3,599,578
2012	13.282450	13.808862	3.96%	4,161,215
2011	13.054060	13.282450	1.75%	3,369,062
2010	12.471040	13.054060	4.67%	3,107,989
2009	11.565462	12.471040	7.83%	2,130,762
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.176209	11.358351	-6.72%	20,880
2017	10.801883	12.176209	12.72%	9,789
2016	10.337192	10.801883	4.50%	91,427
2015	10.807752	10.337192	-4.35%	93,897
2014	10.671417	10.807752	1.28%	89,302
2013*	10.000000	10.671417	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.557899	11.661195	-7.14%	58,963
2017	10.861216	12.557899	15.62%	40,656
2016	10.273175	10.861216	5.72%	1,345
2015	10.820654	10.273175	-5.06%	1,364
2014	10.759988	10.820654	0.56%	569
2013*	10.000000	10.759988	7.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	23.557485	21.962509	-6.77%	9,153,168
2017	21.102865	23.557485	11.63%	10,305,446
2016	19.924520	21.102865	5.91%	11,765,558
2015	20.224004	19.924520	-1.48%	13,499,194
2014	19.451473	20.224004	3.97%	14,898,496
2013	16.872314	19.451473	15.29%	15,805,772
2012	15.403616	16.872314	9.53%	16,701,160
2011	15.588745	15.403616	-1.19%	16,938,061
2010	14.218297	15.588745	9.64%	14,759,428
2009	12.073397	14.218297	17.77%	12,723,507

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	28.152661	25.677034	-8.79%	3,438,950
2017	24.408297	28.152661	15.34%	4,030,213
2016	22.761033	24.408297	7.24%	4,603,410
2015	23.195107	22.761033	-1.87%	5,337,089
2014	22.356717	23.195107	3.75%	5,915,047
2013	18.481146	22.356717	20.97%	6,520,226
2012	16.435137	18.481146	12.45%	6,248,742
2011	16.987195	16.435137	-3.25%	6,519,984
2010	15.230066	16.987195	11.54%	6,896,111
2009	12.385996	15.230066	22.96%	7,304,794
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	19.550246	18.603051	-4.84%	2,769,886
2017	18.109008	19.550246	7.96%	3,216,168
2016	17.330765	18.109008	4.49%	3,621,572
2015	17.537747	17.330765	-1.18%	3,979,392
2014	16.938973	17.537747	3.53%	4,291,979
2013	15.508419	16.938973	9.22%	4,729,773
2012	14.521734	15.508419	6.79%	5,063,401
2011	14.393460	14.521734	0.89%	4,982,866
2010	13.418114	14.393460	7.27%	4,179,935
2009	11.848856	13.418114	13.24%	3,587,493
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.990647	11.280690	-5.92%	137,853
2017	10.318553	11.990647	16.20%	62,293
2016	9.616317	10.318553	7.30%	12,844
2015	9.951825	9.616317	-3.37%	2,304
2014*	10.000000	9.951825	-0.48%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.146444	12.659846	-3.70%	4,488
2017	10.927974	13.146444	20.30%	716
2016	10.045670	10.927974	8.78%	716
2015	10.148174	10.045670	-1.01%	727
2014*	10.000000	10.148174	1.48%	309
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	46.505004	40.734220	-12.41%	63,344
2017	40.632983	46.505004	14.45%	73,286
2016	34.171304	40.632983	18.91%	78,416
2015	35.467680	34.171304	-3.66%	95,959
2014	32.791237	35.467680	8.16%	106,405
2013	24.932794	32.791237	31.52%	110,161
2012	21.471749	24.932794	16.12%	138,244
2011	22.288107	21.471749	-3.66%	123,892
2010	17.866024	22.288107	24.75%	101,217
2009	13.216175	17.866024	35.18%	78,182

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.867017	10.598109	-17.63%	712,262
2017	10.368566	12.867017	24.10%	767,255
2016	10.754701	10.368566	-3.59%	918,394
2015	10.951496	10.754701	-1.80%	1,070,024
2014	11.230744	10.951496	-2.49%	1,229,740
2013	9.383592	11.230744	19.68%	1,171,002
2012	8.217612	9.383592	14.19%	1,195,665
2011	9.198227	8.217612	-10.66%	1,268,669
2010	8.176393	9.198227	12.50%	1,210,761
2009	6.077196	8.176393	34.54%	1,873,432
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.916023	15.455992	-18.29%	245,353
2017	15.616337	18.916023	21.13%	279,332
2016	15.047914	15.616337	3.78%	350,116
2015	16.082691	15.047914	-6.43%	372,389
2014	18.012939	16.082691	-10.72%	359,528
2013	15.053686	18.012939	19.66%	386
2012	13.011087	15.053686	15.70%	386
2011	15.746802	13.011087	-17.37%	386
2010	15.043154	15.746802	4.68%	386
2009	11.750680	15.043154	28.02%	386
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	19.292821	18.430804	-4.47%	243,782
2017	15.026794	19.292821	28.39%	307,981
2016	14.904528	15.026794	0.82%	380,057
2015	14.620369	14.904528	1.94%	460,900
2014	13.427775	14.620369	8.88%	537,423
2013	10.106069	13.427775	32.87%	563,298
2012	8.803074	10.106069	14.80%	603,271
2011	9.202757	8.803074	-4.34%	665,869
2010	8.070301	9.202757	14.03%	655,385
2009	6.311593	8.070301	27.86%	1,099,010
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.180002	14.978627	-12.81%	124,843
2017	15.196797	17.180002	13.05%	137,228
2016	13.247487	15.196797	14.71%	157,297
2015	13.878543	13.247487	-4.55%	178,646
2014	12.735469	13.878543	8.98%	195,282
2013	9.541471	12.735469	33.47%	220,235
2012	8.208690	9.541471	16.24%	285,909
2011	8.842733	8.208690	-7.17%	276,596
2010	7.934264	8.842733	11.45%	198,260
2009	6.299706	7.934264	25.95%	167,831

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	19.070560	17.521481	-8.12%	347,824
2017	15.128127	19.070560	26.06%	427,696
2016	14.429845	15.128127	4.84%	538,917
2015	14.648357	14.429845	-1.49%	619,187
2014	14.287313	14.648357	2.53%	719,466
2013	10.427761	14.287313	37.01%	691,725
2012	9.201800	10.427761	13.32%	795,364
2011	9.742267	9.201800	-5.55%	892,050
2010	7.792888	9.742267	25.01%	904,247
2009	6.221846	7.792888	25.25%	1,233,119
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	22.126129	18.993158	-14.16%	288,061
2017	19.661842	22.126129	12.53%	330,038
2016	16.914135	19.661842	16.25%	391,704
2015	17.619336	16.914135	-4.00%	475,585
2014	15.231863	17.619336	15.67%	564,456
2013	11.357084	15.231863	34.12%	579,132
2012	9.875328	11.357084	15.00%	640,824
2011	10.227396	9.875328	-3.44%	718,551
2010	8.648417	10.227396	18.26%	731,973
2009	6.705806	8.648417	28.97%	1,002,459
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	30.766229	27.911829	-9.28%	23,262
2017	24.969114	30.766229	23.22%	27,445
2016	23.375200	24.969114	6.82%	32,992
2015	23.522555	23.375200	-0.63%	36,343
2014	23.207171	23.522555	1.36%	38,573
2013	16.309138	23.207171	42.30%	41,284
2012	14.589165	16.309138	11.79%	46,737
2011	14.886743	14.589165	-2.00%	48,174
2010	12.037789	14.886743	23.67%	30,437
2009	9.574786	12.037789	25.72%	29,826
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	43.750345	35.839508	-18.08%	16,820
2017	40.695741	43.750345	7.51%	17,978
2016	32.773322	40.695741	24.17%	19,071
2015	35.379738	32.773322	-7.37%	23,963
2014	33.523407	35.379738	5.54%	29,803
2013	24.219631	33.523407	38.41%	32,751
2012	20.366624	24.219631	18.92%	35,590
2011	21.791420	20.366624	-6.54%	37,094
2010	17.430204	21.791420	25.02%	35,343
2009	14.009965	17.430204	24.41%	39,410

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	40.991876	35.317881	-13.84%	37,048
2017	36.632273	40.991876	11.90%	44,925
2016	30.240076	36.632273	21.14%	52,116
2015	31.182839	30.240076	-3.02%	63,923
2014	31.371196	31.182839	-0.60%	72,165
2013	22.579731	31.371196	38.94%	77,069
2012	19.824409	22.579731	13.90%	87,856
2011	21.290055	19.824409	-6.88%	93,586
2010	17.232892	21.290055	23.54%	97,546
2009	12.968402	17.232892	32.88%	101,136
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	30.017386	29.588011	-1.43%	288,655
2017	25.253129	30.017386	18.87%	347,485
2016	22.981833	25.253129	9.88%	413,936
2015	23.096328	22.981833	-0.50%	497,702
2014	20.895881	23.096328	10.53%	598,408
2013	16.162472	20.895881	29.29%	601,445
2012	14.362170	16.162472	12.54%	642,171
2011	14.474172	14.362170	-0.77%	717,634
2010	12.932384	14.474172	11.92%	739,769
2009	10.419872	12.932384	24.11%	1,192,736
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.842743	14.075903	-5.17%	65,382
2017	14.145939	14.842743	4.93%	84,050
2016	13.351815	14.145939	5.95%	96,469
2015	14.317576	13.351815	-6.75%	117,515
2014	11.262367	14.317576	27.13%	142,751
2013	11.093835	11.262367	1.52%	174,650
2012	9.710185	11.093835	14.25%	188,291
2011	9.254814	9.710185	4.92%	179,388
2010	7.211786	9.254814	28.33%	205,472
2009	5.589945	7.211786	29.01%	178,182
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.235668	16.206131	-5.97%	97,597
2017	14.382933	17.235668	19.83%	91,857
2016	13.061331	14.382933	10.12%	91,096
2015	13.089868	13.061331	-0.22%	90,611
2014	11.710717	13.089868	11.78%	103,960
2013*	10.000000	11.710717	17.11%	15,481

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.677261	10.640381	-0.35%	362,476
2017	10.633224	10.677261	0.41%	386,933
2016	10.495092	10.633224	1.32%	421,646
2015	10.653524	10.495092	-1.49%	515,109
2014	10.724502	10.653524	-0.66%	535,152
2013	10.837845	10.724502	-1.05%	500,943
2012	10.591062	10.837845	2.33%	500,956
2011	10.576649	10.591062	0.14%	436,194
2010	10.446897	10.576649	1.24%	442,723
2009	9.866941	10.446897	5.88%	403,948
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.489473	14.449950	-12.37%	12,748
2017	14.609064	16.489473	12.87%	18,198
2016	12.226748	14.609064	19.48%	16,262
2015	13.003827	12.226748	-5.98%	13,876
2014	12.582420	13.003827	3.35%	9,027
2013*	10.000000	12.582420	25.82%	6,646
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.271425	14.393241	-16.66%	811,159
2017	14.237352	17.271425	21.31%	861,481
2016	14.243671	14.237352	-0.04%	1,044,396
2015	14.994609	14.243671	-5.01%	1,127,206
2014	16.514477	14.994609	-9.20%	1,207,317
2013	13.911205	16.514477	18.71%	1,148,859
2012	11.770571	13.911205	18.19%	1,205,390
2011	13.596896	11.770571	-13.43%	1,238,225
2010	12.934195	13.596896	5.12%	1,002,285
2009*	10.000000	12.934195	29.34%	1,411,608
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	17.006921	13.960588	-17.91%	0
2017	13.572382	17.006921	25.31%	67
2016	13.983757	13.572382	-2.94%	0
2015	13.933544	13.983757	0.36%	0
2014	14.572781	13.933544	-4.39%	0
2013	12.511070	14.572781	16.48%	0
2012	10.682829	12.511070	17.11%	0
2011	12.327064	10.682829	-13.34%	0
2010	10.220352	12.327064	20.61%	0
2009	7.686533	10.220352	32.96%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	39.459338	36.445138	-7.64%	1,050
2017	32.045735	39.459338	23.13%	1,114
2016	31.122324	32.045735	2.97%	1,178
2015	31.174254	31.122324	-0.17%	1,729

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.754591	10.738762	-0.15%	608,268
2017	10.783265	10.754591	-0.27%	715,157
2016	10.776974	10.783265	0.06%	755,620
2015	10.882343	10.776974	-0.97%	810,343
2014	10.942194	10.882343	-0.55%	919,112
2013	11.001623	10.942194	-0.54%	948,214
2012	10.639941	11.001623	3.40%	928,988
2011	10.732383	10.639941	-0.86%	865,463
2010	10.312225	10.732383	4.07%	966,491
2009	9.205394	10.312225	12.02%	1,253,496
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	32.002691	29.821368	-6.82%	29,528
2017	27.336078	32.002691	17.07%	31,947
2016	25.170871	27.336078	8.60%	32,466
2015	25.582310	25.170871	-1.61%	44,558
2014	23.445821	25.582310	9.11%	45,173
2013	17.236872	23.445821	36.02%	68,945
2012	15.712682	17.236872	9.70%	73,291
2011	16.400315	15.712682	-4.19%	69,788
2010	13.504527	16.400315	21.44%	73,609
2009	10.394877	13.504527	29.92%	73,700
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	42.442950	36.333309	-14.39%	54,654
2017	31.495987	42.442950	34.76%	59,132
2016	31.911521	31.495987	-1.30%	66,120
2015	31.139232	31.911521	2.48%	82,003
2014	30.866879	31.139232	0.88%	97,133
2013	24.589040	30.866879	25.53%	7,343
2012	20.566853	24.589040	19.56%	7,376
2011	22.745144	20.566853	-9.58%	7,780
2010	19.886761	22.745144	14.37%	10,253
2009	14.436640	19.886761	37.75%	10,324
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.753467	10.146640	-5.64%	7,906
2017	10.258954	10.753467	4.82%	8,894
2016	9.766136	10.258954	5.05%	14,348
2015	10.132234	9.766136	-3.61%	61,405
2014	10.000942	10.132234	1.31%	46,176
2013	10.154557	10.000942	-1.51%	65,361
2012*	10.000000	10.154557	1.55%	59,523
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.079236	8.809953	-20.48%	13,962
2017	8.863738	11.079236	25.00%	12,829
2016	9.216847	8.863738	-3.83%	11,223
2015	9.043192	9.216847	1.92%	13,247
2014*	10.000000	9.043192	-9.57%	2,783

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	31.703444	28.799363	-9.16%	375,166
2017	27.496938	31.703444	15.30%	437,012
2016	24.992254	27.496938	10.02%	526,567
2015	24.521168	24.992254	1.92%	627,127
2014	22.469491	24.521168	9.13%	740,308
2013	17.293862	22.469491	29.93%	780,116
2012	15.003542	17.293862	15.27%	817,498
2011	15.225622	15.003542	-1.46%	916,935
2010	13.298130	15.225622	14.49%	899,222
2009	10.510501	13.298130	26.52%	1,245,937
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	45.191918	39.961755	-11.57%	55,067
2017	40.133466	45.191918	12.60%	64,767
2016	34.501906	40.133466	16.32%	82,149
2015	37.168245	34.501906	-7.17%	96,022
2014	33.675868	37.168245	10.37%	106,208
2013	24.226087	33.675868	39.01%	111,482
2012	20.828212	24.226087	16.31%	132,953
2011	21.584374	20.828212	-3.50%	143,727
2010	17.744186	21.584374	21.64%	127,476
2009	13.113862	17.744186	35.31%	101,069
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.735218	10.967710	-6.54%	14,747
2017	10.470564	11.735218	12.08%	14,035
2016	9.381376	10.470564	11.61%	17,988
2015	10.450730	9.381376	-10.23%	23,519
2014	10.524441	10.450730	-0.70%	51,864
2013	10.635249	10.524441	-1.04%	63,504
2012*	10.000000	10.635249	6.35%	186,264
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.767882	10.129788	-5.93%	1,005
2017	9.922384	10.767882	8.52%	2,292
2016	8.866028	9.922384	11.91%	3,650
2015	9.186450	8.866028	-3.49%	4,020
2014	9.164602	9.186450	0.24%	1,518
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.271013	11.635048	-5.18%	19,094
2017	11.210014	12.271013	9.46%	20,983
2016	11.020101	11.210014	1.72%	25,603
2015	12.010066	11.020101	-8.24%	26,008
2014	12.113330	12.010066	-0.85%	28,913
2013	13.115558	12.113330	-7.64%	29,975
2012	12.608799	13.115558	4.02%	38,525
2011	11.764923	12.608799	7.17%	40,909
2010	10.881912	11.764923	8.11%	37,149
2009*	10.000000	10.881912	8.82%	15,301

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.600379	11.493435	-0.92%	1,177,112
2017	11.589833	11.600379	0.09%	1,273,824
2016	11.573261	11.589833	0.14%	1,380,152
2015	11.683511	11.573261	-0.94%	1,478,292
2014	11.731651	11.683511	-0.41%	1,606,690
2013	11.895761	11.731651	-1.38%	1,549,247
2012	11.380137	11.895761	4.53%	1,422,553
2011	11.397306	11.380137	-0.15%	1,237,315
2010	10.961461	11.397306	3.98%	972,855
2009*	10.000000	10.961461	9.61%	718,570
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.239689	10.265731	0.25%	56,515
2017	10.125090	10.239689	1.13%	38,749
2016*	10.000000	10.125090	1.25%	12,851
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.261373	11.060480	-1.78%	495,238
2017	10.868481	11.261373	3.61%	493,871
2016	10.717682	10.868481	1.41%	490,044
2015	10.806099	10.717682	-0.82%	534,841
2014	10.494450	10.806099	2.97%	588,845
2013	10.839073	10.494450	-3.18%	572,913
2012	10.014102	10.839073	8.24%	612,795
2011*	10.000000	10.014102	0.14%	197,917
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.275548	10.199083	-9.55%	13,104
2017*	10.000000	11.275548	12.76%	11,673
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.391484	13.551660	1.20%	8,775
2017	10.348726	13.391484	29.40%	5,244
2016*	10.000000	10.348726	3.49%	5,980
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	22.396267	17.905997	-20.05%	2,342
2017	17.898565	22.396267	25.13%	0
2016	18.561598	17.898565	-3.57%	0
2015	18.751265	18.561598	-1.01%	0
2014	20.348585	18.751265	-7.85%	0
2013	16.073335	20.348585	26.60%	0
2012	13.337649	16.073335	20.51%	0
2011	16.243221	13.337649	-17.89%	0
2010	14.934733	16.243221	8.76%	1,316
2009	12.122313	14.934733	23.20%	1,430

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.543945	35.434142	-0.31%	38,900
2017	28.243797	35.543945	25.85%	40,918
2016	32.000556	28.243797	-11.74%	37,813
2015	28.783452	32.000556	11.18%	57,267
2014	22.189717	28.783452	29.72%	62,253
2013	14.914208	22.189717	48.78%	55,998
2012	11.517684	14.914208	29.49%	38,874
2011	10.555188	11.517684	9.12%	16,267
2010*	10.000000	10.555188	5.55%	3,888
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.560210	5.348808	-29.25%	13,371
2017	7.801719	7.560210	-3.10%	14,672
2016	5.503148	7.801719	41.77%	15,192
2015	8.387716	5.503148	-34.39%	9,012
2014	10.520797	8.387716	-20.27%	8,312
2013	9.649712	10.520797	9.03%	18,737
2012*	10.000000	9.649712	-3.50%	13,140
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.733308	5.482363	-29.11%	10,598
2017	7.958170	7.733308	-2.83%	11,736
2016	5.601898	7.958170	42.06%	14,940
2015	8.515254	5.601898	-34.21%	18,096
2014	10.648674	8.515254	-20.03%	20,568
2013	9.745932	10.648674	9.26%	29,409
2012*	10.000000	9.745932	-2.54%	39,062
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	26.126349	22.388934	-14.31%	144
2017	20.900086	26.126349	25.01%	157
2016	20.349836	20.900086	2.70%	169
2015	21.248215	20.349836	-4.23%	402
2014	19.505909	21.248215	8.93%	1,286
2013	14.733816	19.505909	32.39%	1,788
2012	12.818844	14.733816	14.94%	2,773
2011	13.917887	12.818844	-7.90%	2,360
2010	12.532630	13.917887	11.05%	2,361
2009	9.978181	12.532630	25.60%	2,166
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	21.468982	20.604451	-4.03%	0
2017	19.348201	21.468982	10.96%	0
2016	18.178280	19.348201	6.44%	0
2015	18.162923	18.178280	0.08%	0
2014	15.563707	18.162923	16.70%	0
2013	13.161115	15.563707	18.26%	0
2012	11.779232	13.161115	11.73%	0
2011	11.190263	11.779232	5.26%	0
2010	9.992417	11.190263	11.99%	0
2009	8.755499	9.992417	14.13%	0

No Additional Contract Options Elected Total - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	26.373161	26.140180	-0.88%	0
2017	19.821498	26.373161	33.05%	0
2016	19.948056	19.821498	-0.63%	0
2015	19.912491	19.948056	0.18%	323
2014	19.394642	19.912491	2.67%	323
2013	14.026309	19.394642	38.27%	323
2012	11.786535	14.026309	19.00%	323
2011	12.622825	11.786535	-6.63%	0
2010*	10.000000	12.622825	26.23%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.845782	30.888198	0.14%	35,068
2017	24.792668	30.845782	24.41%	45,232
2016	23.277094	24.792668	6.51%	54,126
2015	24.246816	23.277094	-4.00%	66,920
2014	24.998295	24.246816	-3.01%	69,846
2013	16.833485	24.998295	48.50%	60,473
2012	15.787144	16.833485	6.63%	74,468
2011	16.739917	15.787144	-5.69%	72,030
2010	13.358197	16.739917	25.32%	44,598
2009	8.853008	13.358197	50.89%	13,808

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.977556	11.872911	-8.51%	0
2017	11.494936	12.977556	12.90%	0
2016	11.260991	11.494936	2.08%	0
2015	11.553736	11.260991	-2.53%	0
2014	11.227652	11.553736	2.90%	0
2013	10.157647	11.227652	10.53%	0
2012*	10.000000	10.157647	1.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	32.272593	30.004364	-7.03%	503
2017	27.555396	32.272593	17.12%	513
2016	25.122134	27.555396	9.69%	532
2015	25.082294	25.122134	0.16%	932
2014	23.240655	25.082294	7.92%	2,092
2013	17.485923	23.240655	32.91%	9,584
2012	15.103292	17.485923	15.78%	11,945
2011	14.418806	15.103292	4.75%	14,144
2010	12.944476	14.418806	11.39%	19,226
2009	10.891935	12.944476	18.84%	17,563
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.661440	-23.39%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	45.745328	38.261296	-16.36%	704
2017	41.048074	45.745328	11.44%	707
2016	33.308284	41.048074	23.24%	707
2015	35.766468	33.308284	-6.87%	709
2014	33.245066	35.766468	7.58%	707
2013	24.460116	33.245066	35.92%	1,324
2012	20.908765	24.460116	16.98%	2,066
2011	23.170702	20.908765	-9.76%	3,272
2010	18.535352	23.170702	25.01%	3,833
2009	13.157344	18.535352	40.87%	5,158
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.272445	13.695820	-4.04%	3,293
2017	13.940749	14.272445	2.38%	3,412
2016	13.523393	13.940749	3.09%	6,480
2015	14.041125	13.523393	-3.69%	13,833
2014	13.764658	14.041125	2.01%	14,771
2013	15.230343	13.764658	-9.62%	27,293
2012	14.362785	15.230343	6.04%	37,528
2011	13.015420	14.362785	10.35%	43,307
2010	12.538291	13.015420	3.81%	49,728
2009	11.520233	12.538291	8.84%	45,173

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	31.080143	28.481824	-8.36%	292
2017	26.162210	31.080143	18.80%	304
2016	23.403377	26.162210	11.79%	386
2015	25.198702	23.403377	-7.12%	500
2014	22.716397	25.198702	10.93%	1,011
2013	16.979121	22.716397	33.79%	1,390
2012	15.022661	16.979121	13.02%	3,036
2011	14.789900	15.022661	1.57%	3,905
2010	13.153806	14.789900	12.44%	3,458
2009	11.310065	13.153806	16.30%	2,702
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	30.895027	26.552318	-14.06%	744
2017	28.066474	30.895027	10.08%	752
2016	23.159487	28.066474	21.19%	655
2015	23.829038	23.159487	-2.81%	542
2014	20.759602	23.829038	14.79%	845
2013	16.183432	20.759602	28.28%	1,679
2012	14.100594	16.183432	14.77%	7,722
2011	14.400100	14.100594	-2.08%	8,230
2010	12.256429	14.400100	17.49%	2,653
2009	9.561908	12.256429	28.18%	3,466
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.866287	10.419797	-4.11%	1,092
2017	10.276071	10.866287	5.74%	1,160
2016	9.223440	10.276071	11.41%	0
2015*	10.000000	9.223440	-7.77%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.104882	9.905899	-1.97%	0
2017	9.914560	10.104882	1.92%	0
2016	9.798751	9.914560	1.18%	0
2015*	10.000000	9.798751	-2.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.882530	11.777207	-8.58%	0
2017	11.198454	12.882530	15.04%	0
2016	9.770712	11.198454	14.61%	0
2015*	10.000000	9.770712	-2.29%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.310125	15.797136	-8.74%	8,812
2017	15.415441	17.310125	12.29%	11,820
2016	15.037839	15.415441	2.51%	11,624
2015	15.382175	15.037839	-2.24%	11,320
2014	15.281611	15.382175	0.66%	11,404
2013	13.525237	15.281611	12.99%	11,528
2012	12.455436	13.525237	8.59%	11,168
2011	13.089237	12.455436	-4.84%	5,622
2010	12.076097	13.089237	8.39%	2,921
2009*	10.000000	12.076097	20.76%	935
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.210727	9.679213	-5.21%	0
2017*	10.000000	10.210727	2.11%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.845179	13.815044	-17.99%	838
2017	15.263164	16.845179	10.36%	838
2016	11.790622	15.263164	29.45%	0
2015	12.764772	11.790622	-7.63%	0
2014	12.238726	12.764772	4.30%	0
2013*	10.000000	12.238726	22.39%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.553128	11.283577	-16.75%	0
2017	11.929891	13.553128	13.61%	0
2016	10.486380	11.929891	13.77%	0
2015	10.893224	10.486380	-3.73%	0
2014*	10.000000	10.893224	8.93%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	46.933715	42.184162	-10.12%	2,332
2017	42.281793	46.933715	11.00%	2,362
2016	34.054340	42.281793	24.16%	2,637
2015	35.307931	34.054340	-3.55%	3,385
2014	34.012894	35.307931	3.81%	3,834
2013	24.477365	34.012894	38.96%	4,828
2012	21.416575	24.477365	14.29%	5,477
2011	21.565748	21.416575	-0.69%	6,652
2010	17.355993	21.565748	24.26%	7,281
2009	14.057572	17.355993	23.46%	7,331

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	33.568372	31.537337	-6.05%	3,194
2017	28.043409	33.568372	19.70%	6,254
2016	25.482019	28.043409	10.05%	6,619
2015	25.582412	25.482019	-0.39%	7,746
2014	22.904767	25.582412	11.69%	8,630
2013	17.610985	22.904767	30.06%	19,349
2012	15.444494	17.610985	14.03%	24,359
2011	15.390203	15.444494	0.35%	59,625
2010	13.606896	15.390203	13.11%	85,603
2009	10.931931	13.606896	24.47%	92,281
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	29.573891	27.127995	-8.27%	348
2017	23.578709	29.573891	25.43%	356
2016	22.182977	23.578709	6.29%	590
2015	23.090394	22.182977	-3.93%	4,918
2014	21.685406	23.090394	6.48%	5,221
2013	18.174778	21.685406	19.32%	6,515
2012	16.711245	18.174778	8.76%	8,359
2011	15.562304	16.711245	7.38%	5,125
2010	13.698331	15.562304	13.61%	4,553
2009	11.348974	13.698331	20.70%	4,673
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	28.040167	22.347337	-20.30%	63
2017	22.830147	28.040167	22.82%	62
2016	19.794944	22.830147	15.33%	66
2015	20.564225	19.794944	-3.74%	68
2014	20.552912	20.564225	0.06%	71
2013	14.042042	20.552912	46.37%	942
2012	11.826568	14.042042	18.73%	1,161
2011	13.935060	11.826568	-15.13%	1,282
2010	10.787110	13.935060	29.18%	1,338
2009	8.685842	10.787110	24.19%	1,271
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.752210	10.607949	-1.34%	1,095
2017	10.525603	10.752210	2.15%	1,164
2016	9.783279	10.525603	7.59%	0
2015	10.006401	9.783279	-2.23%	0
2014	10.075405	10.006401	-0.68%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.056086	-9.44%	1,208

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	14.699405	14.400946	-2.03%	14,880
2017	14.347036	14.699405	2.46%	15,853
2016	14.032546	14.347036	2.24%	16,938
2015	14.272883	14.032546	-1.68%	30,130
2014	13.963052	14.272883	2.22%	32,584
2013	14.034475	13.963052	-0.51%	36,456
2012	12.985867	14.034475	8.07%	44,737
2011	12.893172	12.985867	0.72%	49,952
2010	12.057726	12.893172	6.93%	64,621
2009	10.162081	12.057726	18.65%	62,047
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.247849	-17.52%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.670442	16.704765	-5.46%	187
2017	15.863468	17.670442	11.39%	248
2016	15.265319	15.863468	3.92%	1,405
2015	15.540984	15.265319	-1.77%	1,466
2014	15.101749	15.540984	2.91%	1,425
2013	13.510072	15.101749	11.78%	1,468
2012	12.261246	13.510072	10.19%	1,530
2011	12.469404	12.261246	-1.67%	1,589
2010	11.219591	12.469404	11.14%	1,015
2009	9.165923	11.219591	22.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	19.000471	17.621326	-7.26%	18,315
2017	16.549300	19.000471	14.81%	18,584
2016	15.839107	16.549300	4.48%	18,856
2015	16.113566	15.839107	-1.70%	19,135
2014	15.600631	16.113566	3.29%	19,383
2013	13.662026	15.600631	14.19%	20,573
2012	12.236028	13.662026	11.65%	42,208
2011	12.546367	12.236028	-2.47%	25,191
2010	11.112765	12.546367	12.90%	27,134
2009	8.754255	11.112765	26.94%	27,417
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.680267	18.775564	-9.21%	0
2017	17.350730	20.680267	19.19%	0
2016	16.516978	17.350730	5.05%	0
2015	16.815103	16.516978	-1.77%	0
2014	16.256842	16.815103	3.43%	0
2013	13.559656	16.256842	19.89%	0
2012	11.921764	13.559656	13.74%	0
2011	12.423867	11.921764	-4.04%	0
2010	10.855980	12.423867	14.44%	0
2009	8.380464	10.855980	29.54%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.970018	11.294660	-5.64%	27,483
2017	10.438774	11.970018	14.67%	29,001
2016*	10.000000	10.438774	4.39%	25,431
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.358352	12.894888	-25.71%	212
2017	18.079209	17.358352	-3.99%	237
2016	13.712768	18.079209	31.84%	263
2015	17.522479	13.712768	-21.74%	22
2014	20.341203	17.522479	-13.86%	254
2013	16.592312	20.341203	22.59%	503
2012	16.043285	16.592312	3.42%	580
2011	17.137015	16.043285	-6.38%	662
2010	14.563801	17.137015	17.67%	3,338
2009	9.993789	14.563801	45.73%	1,904
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	29.095783	26.277242	-9.69%	9,365
2017	26.154476	29.095783	11.25%	12,760
2016	22.500058	26.154476	16.24%	13,518
2015	23.793328	22.500058	-5.44%	17,982
2014	22.211107	23.793328	7.12%	25,166
2013	17.595735	22.211107	26.23%	34,803
2012	15.222716	17.595735	15.59%	50,210
2011	15.314711	15.222716	-0.60%	59,853
2010	13.495315	15.314711	13.48%	53,539
2009	10.521820	13.495315	28.26%	60,349
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.973652	11.632962	-10.33%	0
2017	11.265944	12.973652	15.16%	0
2016*	10.000000	11.265944	12.66%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	35.722347	35.120865	-1.68%	2,393
2017	26.831423	35.722347	33.14%	3,016
2016	27.021519	26.831423	-0.70%	3,751
2015	25.596307	27.021519	5.57%	4,952
2014	23.348896	25.596307	9.63%	5,512
2013	17.385486	23.348896	34.30%	8,636
2012	15.389554	17.385486	12.97%	17,131
2011	15.589028	15.389554	-1.28%	27,798
2010	12.745017	15.589028	22.31%	28,124
2009	10.085837	12.745017	26.37%	31,747

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	15.045888	14.739846	-2.03%	12,956
2017	14.650967	15.045888	2.70%	14,718
2016	14.200047	14.650967	3.18%	17,441
2015	14.503030	14.200047	-2.09%	16,542
2014	13.905427	14.503030	4.30%	21,596
2013	14.378770	13.905427	-3.29%	30,087
2012	13.788543	14.378770	4.28%	37,542
2011	13.044873	13.788543	5.70%	46,667
2010	12.282886	13.044873	6.20%	64,251
2009	10.772017	12.282886	14.03%	76,924
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	48.693457	40.978456	-15.84%	7,117
2017	40.907037	48.693457	19.03%	7,161
2016	37.010573	40.907037	10.53%	7,625
2015	38.099610	37.010573	-2.86%	15,924
2014	36.387126	38.099610	4.71%	18,181
2013	27.119786	36.387126	34.17%	24,346
2012	23.972806	27.119786	13.13%	37,129
2011	27.230997	23.972806	-11.97%	41,066
2010	21.447538	27.230997	26.97%	44,734
2009	15.541095	21.447538	38.01%	46,414
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	27.816425	23.331043	-16.12%	1,842
2017	21.669334	27.816425	28.37%	1,803
2016	23.163190	21.669334	-6.45%	1,840
2015	22.707834	23.163190	2.01%	2,158
2014	25.075786	22.707834	-9.44%	233
2013	19.508159	25.075786	28.54%	1,923
2012	16.411292	19.508159	18.87%	7,447
2011	20.104876	16.411292	-18.37%	7,447
2010	18.044268	20.104876	11.42%	7,447
2009	14.476801	18.044268	24.64%	7,447
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.473599	11.521749	-7.63%	0
2017	12.171992	12.473599	2.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	38.947280	31.728203	-18.54%	1,015
2017	33.118161	38.947280	17.60%	158
2016	30.690586	33.118161	7.91%	355
2015	32.103316	30.690586	-4.40%	964
2014	30.521783	32.103316	5.18%	1,081
2013	23.741729	30.521783	28.56%	2,301
2012	18.921791	23.741729	25.47%	3,348
2011	21.064586	18.921791	-10.17%	4,323
2010	16.884114	21.064586	24.76%	5,159
2009	10.879775	16.884114	55.19%	3,440

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.543938	12.975453	-10.78%	0
2017	13.152081	14.543938	10.58%	615
2016	11.767143	13.152081	11.77%	644
2015	12.705533	11.767143	-7.39%	9,885
2014	12.510067	12.705533	1.56%	12,713
2013	10.235367	12.510067	22.22%	11,122
2012	8.987230	10.235367	13.89%	9,150
2011	9.243283	8.987230	-2.77%	9,150
2010	8.489692	9.243283	8.88%	9,150
2009	6.600419	8.489692	28.62%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.259147	16.308713	-5.51%	37,943
2017	15.935547	17.259147	8.31%	38,998
2016	14.152107	15.935547	12.60%	38,673
2015	15.418968	14.152107	-8.22%	48,709
2014	14.925220	15.418968	3.31%	53,310
2013	13.264831	14.925220	12.52%	56,457
2012	11.924398	13.264831	11.24%	53,989
2011	11.793823	11.924398	1.11%	49,398
2010	10.599753	11.793823	11.27%	63,992
2009	7.916115	10.599753	33.90%	63,510
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	33.733952	31.619503	-6.27%	10,521
2017	28.334488	33.733952	19.06%	13,896
2016	24.725588	28.334488	14.60%	14,602
2015	25.986566	24.725588	-4.85%	21,506
2014	24.204179	25.986566	7.36%	27,889
2013	18.899405	24.204179	28.07%	47,529
2012	17.094405	18.899405	10.56%	66,893
2011	16.330667	17.094405	4.68%	74,524
2010	13.707460	16.330667	19.14%	71,436
2009	11.829259	13.707460	15.88%	75,013
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	42.984947	36.979151	-13.97%	3,438
2017	39.337392	42.984947	9.27%	2,933
2016	30.597302	39.337392	28.56%	3,616
2015	33.456035	30.597302	-8.54%	5,131
2014	33.687183	33.456035	-0.69%	6,450
2013	25.039521	33.687183	34.54%	8,803
2012	21.418750	25.039521	16.90%	20,590
2011	22.536774	21.418750	-4.96%	24,394
2010	17.798651	22.536774	26.62%	29,688
2009	13.955148	17.798651	27.54%	29,884

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.937317	9.925413	-16.85%	578
2017	8.609093	11.937317	38.66%	646
2016	7.423056	8.609093	15.98%	717
2015	9.349959	7.423056	-20.61%	34
2014*	10.000000	9.349959	-6.50%	118
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	25.332464	21.151325	-16.51%	1,214
2017	21.982639	25.332464	15.24%	1,166
2016	20.769854	21.982639	5.84%	1,255
2015	22.493195	20.769854	-7.66%	7,112
2014	25.631156	22.493195	-12.24%	8,224
2013	21.107060	25.631156	21.43%	3,719
2012	18.078589	21.107060	16.75%	4,087
2011	20.485633	18.078589	-11.75%	5,395
2010	19.136075	20.485633	7.05%	5,444
2009	14.140350	19.136075	35.33%	5,630
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.487201	9.549496	0.66%	7,224
2017	9.425465	9.487201	0.65%	8,104
2016	9.272000	9.425465	1.66%	9,292
2015	9.811751	9.272000	-5.50%	14,263
2014	9.757084	9.811751	0.56%	14,624
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.601220	11.903338	-5.54%	0
2017	11.281155	12.601220	11.70%	0
2016	10.948662	11.281155	3.04%	0
2015	11.772060	10.948662	-6.99%	0
2014	11.468600	11.772060	2.65%	0
2013	10.226390	11.468600	12.15%	0
2012*	10.000000	10.226390	2.26%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.408980	-5.91%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.366617	9.716864	-6.27%	0
2017	10.125418	10.366617	2.38%	0
2016	10.303072	10.125418	-1.72%	0
2015	10.244085	10.303072	0.58%	1,042
2014	9.911900	10.244085	3.35%	917
2013*	10.000000	9.911900	-0.88%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.600478	17.652151	-5.10%	2,224
2017	14.827716	18.600478	25.44%	2,224
2016	14.718047	14.827716	0.75%	2,417
2015	14.228486	14.718047	3.44%	5,458
2014	13.320486	14.228486	6.82%	5,677
2013	9.649123	13.320486	38.05%	6,479
2012*	10.000000	9.649123	-3.51%	6,880
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.548142	13.571838	-12.71%	0
2017	13.732205	15.548142	13.22%	0
2016	12.288110	13.732205	11.75%	0
2015	13.000159	12.288110	-5.48%	0
2014	12.637758	13.000159	2.87%	0
2013	9.962068	12.637758	26.86%	0
2012*	10.000000	9.962068	-0.38%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.708274	15.529088	-7.06%	1,951
2017	13.852060	16.708274	20.62%	1,965
2016	13.947092	13.852060	-0.68%	2,006
2015	13.978025	13.947092	-0.22%	2,973
2014	13.143955	13.978025	6.35%	4,211
2013	9.743742	13.143955	34.90%	4,236
2012*	10.000000	9.743742	-2.56%	4,587
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	16.146174	15.076069	-6.63%	0
2017	13.823924	16.146174	16.80%	0
2016	14.367423	13.823924	-3.78%	678
2015	15.874255	14.367423	-9.49%	2,724
2014	16.968621	15.874255	-6.45%	3,584
2013	13.732203	16.968621	23.57%	2,917
2012	11.668809	13.732203	17.68%	5,899
2011	12.733819	11.668809	-8.36%	6,264
2010	11.865539	12.733819	7.32%	4,278
2009*	10.000000	11.865539	18.66%	3,535
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.257847	12.814350	-3.35%	0
2017	12.584724	13.257847	5.35%	397
2016	10.968192	12.584724	14.74%	401
2015	11.879812	10.968192	-7.67%	390
2014	11.805339	11.879812	0.63%	367
2013	10.818851	11.805339	9.12%	285
2012*	10.000000	10.818851	8.19%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.819526	16.598429	-1.31%	599
2017	13.421857	16.819526	25.31%	599
2016	12.807997	13.421857	4.79%	599
2015	13.765795	12.807997	-6.96%	599
2014	12.923073	13.765795	6.52%	599
2013	10.071446	12.923073	28.31%	997
2012*	10.000000	10.071446	0.71%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	28.916415	28.676156	-0.83%	1,539
2017	24.786369	28.916415	16.66%	1,646
2016	24.059044	24.786369	3.02%	1,677
2015	24.263981	24.059044	-0.84%	1,711
2014	22.700930	24.263981	6.89%	2,177
2013	19.188393	22.700930	18.31%	1,610
2012	17.139459	19.188393	11.95%	8,280
2011	17.123931	17.139459	0.09%	8,665
2010	16.038356	17.123931	6.77%	12,581
2009	12.932819	16.038356	24.01%	11,937
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.086152	9.831271	-2.53%	0
2017	9.882141	10.086152	2.06%	0
2016	9.789400	9.882141	0.95%	0
2015*	10.000000	9.789400	-2.11%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	43.589501	43.781414	0.44%	1,410
2017	33.954569	43.589501	28.38%	1,365
2016	33.728041	33.954569	0.67%	1,329
2015	30.512588	33.728041	10.54%	1,477
2014	28.486644	30.512588	7.11%	1,501
2013	22.039872	28.486644	29.25%	1,427
2012	18.020150	22.039872	22.31%	1,377
2011	19.609001	18.020150	-8.10%	1,260
2010	18.648783	19.609001	5.15%	2,126
2009	12.933433	18.648783	44.19%	4,838
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.917048	23.831127	-0.36%	911
2017	16.712558	23.917048	43.11%	911
2016	14.864566	16.712558	12.43%	435
2015	14.384466	14.864566	3.34%	435
2014	13.321327	14.384466	7.98%	435
2013	9.963663	13.321327	33.70%	0
2012*	10.000000	9.963663	-0.36%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	32.569667	27.292250	-16.20%	1,064
2017	25.213710	32.569667	29.17%	934
2016	27.367708	25.213710	-7.87%	1,121
2015	30.389858	27.367708	-9.94%	1,197
2014	35.011491	30.389858	-13.20%	1,504
2013	31.023934	35.011491	12.85%	2,406
2012	27.758746	31.023934	11.76%	5,869
2011	41.544406	27.758746	-33.18%	3,002
2010	33.651172	41.544406	23.46%	3,905
2009	19.029804	33.651172	76.83%	2,941
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.021070	8.863064	-19.58%	0
2017	8.730717	11.021070	26.23%	0
2016	7.319854	8.730717	19.27%	0
2015	9.272185	7.319854	-21.06%	0
2014	9.846146	9.272185	-5.83%	377
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.233969	10.001606	-2.27%	493
2017	9.977646	10.233969	2.57%	552
2016*	10.000000	9.977646	-0.22%	612
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.882342	16.383852	-2.95%	0
2017	13.532126	16.882342	24.76%	0
2016	12.594771	13.532126	7.44%	0
2015	13.033871	12.594771	-3.37%	0
2014	14.268194	13.033871	-8.65%	0
2013	10.231480	14.268194	39.45%	0
2012*	10.000000	10.231480	2.31%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	36.475943	32.287172	-11.48%	3,390
2017	31.475791	36.475943	15.89%	3,393
2016	28.013947	31.475791	12.36%	3,268
2015	28.636024	28.013947	-2.17%	3,716
2014	26.313869	28.636024	8.82%	4,317
2013	19.651665	26.313869	33.90%	4,856
2012	17.173439	19.651665	14.43%	7,390
2011	17.471867	17.173439	-1.71%	10,995
2010	15.908543	17.471867	9.83%	21,591
2009	13.156184	15.908543	20.92%	19,750

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.266444	18.065696	-10.86%	4,756
2017	16.182242	20.266444	25.24%	4,773
2016	15.780344	16.182242	2.55%	3,833
2015	15.030159	15.780344	4.99%	1,592
2014	15.049946	15.030159	-0.13%	1,106
2013	11.940664	15.049946	26.04%	943
2012	10.430445	11.940664	14.48%	1,079
2011	10.753310	10.430445	-3.00%	1,775
2010*	10.000000	10.753310	7.53%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.882644	12.793984	-0.69%	4,627
2017	10.183545	12.882644	26.50%	4,721
2016	9.742943	10.183545	4.52%	4,859
2015*	10.000000	9.742943	-2.57%	5,809
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	14.339136	14.029991	-2.16%	5,384
2017	13.711874	14.339136	4.57%	4,007
2016	13.116357	13.711874	4.54%	2,988
2015	13.393855	13.116357	-2.07%	4,048
2014	12.609439	13.393855	6.22%	4,717
2013	12.843574	12.609439	-1.82%	7,714
2012	11.911516	12.843574	7.82%	7,325
2011	11.443545	11.911516	4.09%	8,156
2010	10.844613	11.443545	5.52%	4,774
2009	10.040076	10.844613	8.01%	5,121
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	26.475518	24.301105	-8.21%	7
2017	24.464709	26.475518	8.22%	7
2016	22.403144	24.464709	9.20%	7
2015	22.956538	22.403144	-2.41%	7
2014	22.594067	22.956538	1.60%	7
2013	25.075807	22.594067	-9.90%	7
2012	21.542942	25.075807	16.40%	40
2011	20.409846	21.542942	5.55%	58
2010	18.833473	20.409846	8.37%	58
2009	14.657881	18.833473	28.49%	434
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.383174	9.443809	-9.05%	366
2017	9.342310	10.383174	11.14%	409
2016	8.228643	9.342310	13.53%	454
2015*	10.000000	8.228643	-17.71%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.655909	18.015030	-8.35%	0
2017	16.936896	19.655909	16.05%	0
2016	15.450514	16.936896	9.62%	0
2015	16.854032	15.450514	-8.33%	0
2014	17.427067	16.854032	-3.29%	0
2013	13.377434	17.427067	30.27%	1,377
2012	11.047488	13.377434	21.09%	0
2011	11.289892	11.047488	-2.15%	0
2010*	10.000000	11.289892	12.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	27.134364	24.255869	-10.61%	4,126
2017	25.338815	27.134364	7.09%	3,811
2016	21.344458	25.338815	18.71%	3,709
2015	22.619351	21.344458	-5.64%	8,006
2014	20.279873	22.619351	11.54%	10,797
2013	15.596682	20.279873	30.03%	20,309
2012	13.800923	15.596682	13.01%	29,041
2011	13.907599	13.800923	-0.77%	39,889
2010	12.446627	13.907599	11.74%	40,722
2009*	10.000000	12.446627	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	18.100041	16.982646	-6.17%	24,300
2017	15.828675	18.100041	14.35%	22,032
2016	14.705080	15.828675	7.64%	22,216
2015	14.746106	14.705080	-0.28%	21,164
2014	14.222958	14.746106	3.68%	23,785
2013	11.682668	14.222958	21.74%	20,229
2012	10.224031	11.682668	14.27%	24,649
2011	10.257868	10.224031	-0.33%	24,431
2010	9.273251	10.257868	10.62%	25,545
2009	7.609027	9.273251	21.87%	24,250
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	12.046327	11.767250	-2.32%	6,171
2017	11.818807	12.046327	1.93%	5,990
2016	11.658989	11.818807	1.37%	5,518
2015	11.833908	11.658989	-1.48%	4,165
2014	11.415393	11.833908	3.67%	5,784
2013	11.865284	11.415393	-3.79%	4,982
2012	11.447284	11.865284	3.65%	5,374
2011	10.964216	11.447284	4.41%	7,432
2010	10.475482	10.964216	4.67%	10,969
2009	9.458857	10.475482	10.75%	11,406

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.997902	18.780289	-10.56%	2,392
2017	16.235323	20.997902	29.33%	7,768
2016	16.409556	16.235323	-1.06%	8,194
2015	15.596771	16.409556	5.21%	8,924
2014	15.509504	15.596771	0.56%	8,975
2013	12.208952	15.509504	27.03%	10,150
2012	10.127105	12.208952	20.56%	12,750
2011	11.307734	10.127105	-10.44%	14,037
2010	10.288170	11.307734	9.91%	9,642
2009	7.357433	10.288170	39.83%	7,611
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.306564	20.900653	-1.91%	3,915
2017	16.882600	21.306564	26.20%	3,982
2016	15.674978	16.882600	7.70%	3,911
2015	14.914799	15.674978	5.10%	3,930
2014	13.976162	14.914799	6.72%	4,175
2013	10.919651	13.976162	27.99%	5,188
2012	9.419098	10.919651	15.93%	7,122
2011	10.007247	9.419098	-5.88%	7,158
2010	8.573945	10.007247	16.72%	15,081
2009	6.256195	8.573945	37.05%	9,614
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.846319	17.236957	-3.41%	12,207
2017	14.821641	17.846319	20.41%	12,453
2016	13.510758	14.821641	9.70%	12,763
2015	13.534704	13.510758	-0.18%	12,149
2014	12.434315	13.534704	8.85%	13,847
2013	9.469669	12.434315	31.31%	12,795
2012	8.192020	9.469669	15.60%	13,388
2011	8.485198	8.192020	-3.46%	13,747
2010	7.742763	8.485198	9.59%	13,814
2009	5.999507	7.742763	29.06%	9,650
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	17.024702	16.416529	-3.57%	1,877
2017	16.213090	17.024702	5.01%	1,877
2016	15.111128	16.213090	7.29%	2,308
2015	15.757859	15.111128	-4.10%	2,818
2014	15.360758	15.757859	2.59%	8,045
2013	15.732100	15.360758	-2.36%	13,539
2012	14.193088	15.732100	10.84%	18,804
2011	13.616863	14.193088	4.23%	21,292
2010	12.469036	13.616863	9.21%	38,812
2009	10.151842	12.469036	22.83%	28,839

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	32.030256	29.268217	-8.62%	3,399
2017	27.559728	32.030256	16.22%	4,556
2016	23.736306	27.559728	16.11%	5,606
2015	25.712053	23.736306	-7.68%	6,490
2014	23.903781	25.712053	7.56%	7,355
2013	17.890788	23.903781	33.61%	8,114
2012	15.331834	17.890788	16.69%	8,507
2011	15.931666	15.331834	-3.77%	11,467
2010	13.974721	15.931666	14.00%	15,489
2009	11.032808	13.974721	26.67%	13,774
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.038476	9.976420	-9.62%	0
2017	9.438015	11.038476	16.96%	0
2016	9.281080	9.438015	1.69%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.098122	0.98%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	23.774143	22.771311	-4.22%	13,999
2017	22.550524	23.774143	5.43%	13,342
2016	20.003431	22.550524	12.73%	13,962
2015	20.798934	20.003431	-3.82%	14,612
2014	20.538400	20.798934	1.27%	17,139
2013	19.424622	20.538400	5.73%	3,875
2012	17.171483	19.424622	13.12%	7,245
2011	16.748919	17.171483	2.52%	8,333
2010	14.989136	16.748919	11.74%	12,447
2009	10.396527	14.989136	44.17%	14,673
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.800786	16.696884	-6.20%	0
2017	14.448105	17.800786	23.20%	0
2016	12.885351	14.448105	12.13%	0
2015	13.205974	12.885351	-2.43%	0
2014	12.549956	13.205974	5.23%	0
2013	8.854256	12.549956	41.74%	0
2012	7.674564	8.854256	15.37%	0
2011	8.796863	7.674564	-12.76%	0
2010	7.720327	8.796863	13.94%	245
2009	5.111068	7.720327	51.05%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.995031	17.654347	-7.06%	892
2017	16.250602	18.995031	16.89%	924
2016	14.944974	16.250602	8.74%	1,177
2015	15.197742	14.944974	-1.66%	1,221
2014	13.926484	15.197742	9.13%	1,267
2013	10.178608	13.926484	36.82%	1,312
2012	9.254299	10.178608	9.99%	7,817
2011	9.687562	9.254299	-4.47%	7,865
2010	7.939453	9.687562	22.02%	3,338
2009	6.124732	7.939453	29.63%	5,149
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.827321	13.949029	-11.87%	0
2017	13.378341	15.827321	18.31%	0
2016	12.501630	13.378341	7.01%	0
2015	12.885875	12.501630	-2.98%	0
2014	12.487438	12.885875	3.19%	0
2013	9.766700	12.487438	27.86%	0
2012	8.515135	9.766700	14.70%	0
2011	9.210181	8.515135	-7.55%	497
2010	8.113295	9.210181	13.52%	0
2009	6.359322	8.113295	27.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.425574	13.356334	-7.41%	0
2017	13.036575	14.425574	10.65%	0
2016	12.441203	13.036575	4.79%	0
2015	12.733574	12.441203	-2.30%	0
2014	12.363447	12.733574	2.99%	0
2013	10.919428	12.363447	13.22%	0
2012	9.956667	10.919428	9.67%	0
2011	10.219895	9.956667	-2.58%	0
2010	9.373787	10.219895	9.03%	3,538
2009	7.922177	9.373787	18.32%	244
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.325623	13.898167	-9.31%	0
2017	13.400962	15.325623	14.36%	0
2016	12.644349	13.400962	5.98%	32,734
2015	12.976824	12.644349	-2.56%	33,174
2014	12.551484	12.976824	3.39%	33,614
2013	10.483128	12.551484	19.73%	34,013
2012	9.341674	10.483128	12.22%	44,258
2011	9.797479	9.341674	-4.65%	44,376
2010	8.827775	9.797479	10.98%	43,978
2009	7.199765	8.827775	22.61%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.768814	12.279880	-3.83%	2,727
2017	12.157004	12.768814	5.03%	0
2016	11.767640	12.157004	3.31%	0
2015	12.004692	11.767640	-1.97%	0
2014	11.764140	12.004692	2.04%	0
2013	11.353027	11.764140	3.62%	0
2012	10.695079	11.353027	6.15%	4,848
2011	10.679483	10.695079	0.15%	5,476
2010	10.126015	10.679483	5.47%	7,245
2009	9.072864	10.126015	11.61%	8,297
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.210446	11.211489	-8.18%	0
2017	10.773745	12.210446	13.34%	0
2016	10.335449	10.773745	4.24%	0
2015	10.935856	10.335449	-5.49%	0
2014	10.829518	10.935856	0.98%	0
2013*	10.000000	10.829518	8.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.538999	11.505640	-8.24%	0
2017	10.779491	12.538999	16.32%	0
2016	10.277121	10.779491	4.89%	0
2015	10.940757	10.277121	-6.07%	0
2014	10.968090	10.940757	-0.25%	0
2013*	10.000000	10.968090	9.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.915027	13.683889	-8.25%	7,713
2017	13.252104	14.915027	12.55%	8,681
2016	12.572145	13.252104	5.41%	9,384
2015	12.868444	12.572145	-2.30%	10,018
2014	12.461811	12.868444	3.26%	11,942
2013	10.712256	12.461811	16.33%	12,964
2012	9.653974	10.712256	10.96%	14,604
2011	10.009410	9.653974	-3.55%	12,029
2010	9.101202	10.009410	9.98%	2,749
2009	7.557700	9.101202	20.42%	3,969
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.551399	13.896593	-10.64%	0
2017	13.337667	15.551399	16.60%	0
2016	12.553092	13.337667	6.25%	0
2015	12.906591	12.553092	-2.74%	0
2014	12.499753	12.906591	3.25%	0
2013	10.185291	12.499753	22.72%	0
2012	9.001558	10.185291	13.15%	0
2011	9.561977	9.001558	-5.86%	0
2010	8.545465	9.561977	11.90%	0
2009	6.836576	8.545465	25.00%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.929486	13.099262	-5.96%	2,730
2017	12.836374	13.929486	8.52%	2,959
2016	12.262919	12.836374	4.68%	3,078
2015	12.551838	12.262919	-2.30%	3,202
2014	12.212196	12.551838	2.78%	6,126
2013	11.117335	12.212196	9.85%	7,196
2012	10.230827	11.117335	8.67%	5,761
2011	10.388154	10.230827	-1.51%	26,106
2010	9.648048	10.388154	7.67%	21,067
2009	8.302301	9.648048	16.21%	21,940
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.925207	12.674961	-1.94%	589
2017	12.563289	12.925207	2.88%	610
2016	12.115475	12.563289	3.70%	628
2015	12.377812	12.115475	-2.12%	1,180
2014	11.974236	12.377812	3.37%	1,201
2013	12.389526	11.974236	-3.35%	1,222
2012	11.673239	12.389526	6.14%	1,240
2011	11.126508	11.673239	4.91%	1,260
2010	10.552114	11.126508	5.44%	2,694
2009	9.840292	10.552114	7.23%	2,960
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.779404	13.408466	-2.69%	3,702
2017	13.446822	13.779404	2.47%	3,929
2016	13.177005	13.446822	2.05%	4,152
2015	13.413184	13.177005	-1.76%	4,875
2014	12.950768	13.413184	3.57%	5,107
2013	13.389013	12.950768	-3.27%	5,014
2012	12.657925	13.389013	5.78%	12,398
2011	12.086780	12.657925	4.73%	16,695
2010	11.321157	12.086780	6.76%	12,862
2009	9.846106	11.321157	14.98%	10,678
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.147240	12.546539	-11.31%	0
2017	12.152386	14.147240	16.42%	0
2016	11.047748	12.152386	10.00%	0
2015	11.552534	11.047748	-4.37%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.139140	11.959641	-8.98%	0
2017	11.688258	13.139140	12.41%	0
2016	10.881589	11.688258	7.41%	0
2015	11.216911	10.881589	-2.99%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	29.831512	29.002711	-2.78%	15,133
2017	23.773059	29.831512	25.48%	14,220
2016	23.298629	23.773059	2.04%	15,835
2015	22.508109	23.298629	3.51%	33,804
2014	20.995336	22.508109	7.21%	54,665
2013	15.600326	20.995336	34.58%	77,290
2012	13.340653	15.600326	16.94%	98,900
2011	13.854859	13.340653	-3.71%	116,221
2010	12.929015	13.854859	7.16%	130,131
2009*	10.000000	12.929015	29.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	38.369921	31.198464	-18.69%	113
2017	27.512883	38.369921	39.46%	111
2016	25.921664	27.512883	6.14%	177
2015	31.336813	25.921664	-17.28%	233
2014	33.662458	31.336813	-6.91%	260
2013	33.942966	33.662458	-0.83%	50
2012	29.381523	33.942966	15.52%	50
2011	38.438953	29.381523	-23.56%	50
2010	33.581526	38.438953	14.46%	0
2009	20.851578	33.581526	61.05%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	13.190714	13.018688	-1.30%	22,560
2017	13.084498	13.190714	0.81%	23,272
2016	13.152117	13.084498	-0.51%	24,971
2015	13.333096	13.152117	-1.36%	27,021
2014	12.911913	13.333096	3.26%	30,067
2013	13.628048	12.911913	-5.25%	46,200
2012	13.391619	13.628048	1.77%	55,023
2011	12.643385	13.391619	5.92%	92,862
2010	12.219122	12.643385	3.47%	95,700
2009	12.049841	12.219122	1.40%	101,088
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.690009	9.701295	0.12%	117,144
2017	9.771151	9.690009	-0.83%	128,340
2016	9.893746	9.771151	-1.24%	239,630
2015	10.018981	9.893746	-1.25%	163,790
2014	10.145801	10.018981	-1.25%	201,655
2013	10.274228	10.145801	-1.25%	257,153
2012	10.404631	10.274228	-1.25%	310,876
2011	10.535967	10.404631	-1.25%	310,671
2010	10.669317	10.535967	-1.25%	192,895
2009	10.799837	10.669317	-1.21%	86,146

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.688405	8.991802	-15.87%	0
2017	8.517284	10.688405	25.49%	0
2016	8.570486	8.517284	-0.62%	0
2015	8.967806	8.570486	-4.43%	166
2014	9.147158	8.967806	-1.96%	166
2013	7.879131	9.147158	16.09%	892
2012	6.924704	7.879131	13.78%	892
2011	7.791317	6.924704	-11.12%	892
2010	6.982004	7.791317	11.59%	892
2009	5.461818	6.982004	27.83%	892
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.745121	9.959148	-15.21%	0
2017	9.556250	11.745121	22.91%	0
2016	9.626545	9.556250	-0.73%	0
2015	9.885699	9.626545	-2.62%	0
2014	10.671140	9.885699	-7.36%	0
2013	8.929890	10.671140	19.50%	0
2012	7.649968	8.929890	16.73%	0
2011	8.888768	7.649968	-13.94%	621
2010	8.381156	8.888768	6.06%	621
2009	6.599237	8.381156	27.00%	621
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	30.937879	27.843956	-10.00%	85,717
2017	26.453199	30.937879	16.95%	78,094
2016	24.470336	26.453199	8.10%	86,213
2015	25.029917	24.470336	-2.24%	94,119
2014	24.143127	25.029917	3.67%	93,079
2013	19.213484	24.143127	25.66%	78,617
2012	16.787494	19.213484	14.45%	80,517
2011	17.695222	16.787494	-5.13%	73,743
2010	15.632265	17.695222	13.20%	78,145
2009	12.444523	15.632265	25.62%	69,820
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.696609	16.626792	-6.05%	2,475
2017	16.125138	17.696609	9.75%	3,581
2016	15.360583	16.125138	4.98%	4,122
2015	15.582083	15.360583	-1.42%	3,412
2014	15.087523	15.582083	3.28%	1,782
2013	13.470237	15.087523	12.01%	0
2012	12.470644	13.470237	8.02%	0
2011	12.517421	12.470644	-0.37%	0
2010	11.542944	12.517421	8.44%	0
2009*	10.000000	11.542944	15.43%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	21.090608	19.477993	-7.65%	3,996
2017	18.602127	21.090608	13.38%	7,147
2016	17.483834	18.602127	6.40%	7,223
2015	17.799825	17.483834	-1.78%	8,682
2014	17.132214	17.799825	3.90%	9,300
2013	14.518698	17.132214	18.00%	11,021
2012	13.098350	14.518698	10.84%	8,366
2011	13.389091	13.098350	-2.17%	4,638
2010	12.102502	13.389091	10.63%	5,881
2009*	10.000000	12.102502	21.03%	3,779
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.448490	14.979247	-3.04%	15,510
2017	14.802339	15.448490	4.37%	12,595
2016	14.376238	14.802339	2.96%	22,064
2015	14.519769	14.376238	-0.99%	33,823
2014	14.152969	14.519769	2.59%	44,449
2013	13.671540	14.152969	3.52%	58,821
2012	13.163716	13.671540	3.86%	75,121
2011	12.950424	13.163716	1.65%	129,067
2010	12.384560	12.950424	4.57%	121,581
2009	11.496884	12.384560	7.72%	118,085
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.118886	11.293388	-6.81%	0
2017	10.761871	12.118886	12.61%	0
2016	10.309298	10.761871	4.39%	0
2015	10.789517	10.309298	-4.45%	0
2014	10.664205	10.789517	1.18%	0
2013*	10.000000	10.664205	6.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.498795	11.594500	-7.24%	0
2017	10.821004	12.498795	15.50%	0
2016	10.245467	10.821004	5.62%	0
2015	10.802397	10.245467	-5.16%	0
2014	10.752716	10.802397	0.46%	0
2013*	10.000000	10.752716	7.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	23.205594	21.612428	-6.87%	148,030
2017	20.808624	23.205594	11.52%	164,825
2016	19.666534	20.808624	5.81%	193,878
2015	19.982371	19.666534	-1.58%	249,446
2014	19.238538	19.982371	3.87%	293,318
2013	16.704500	19.238538	15.17%	362,363
2012	15.265890	16.704500	9.42%	407,627
2011	15.464981	15.265890	-1.29%	471,533
2010	14.119693	15.464981	9.53%	541,328
2009	12.001822	14.119693	17.65%	564,098

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	27.732165	25.267771	-8.89%	165,908
2017	24.067993	27.732165	15.22%	173,856
2016	22.466353	24.067993	7.13%	208,306
2015	22.917995	22.466353	-1.97%	235,279
2014	22.112000	22.917995	3.65%	278,758
2013	18.297341	22.112000	20.85%	290,165
2012	16.288200	18.297341	12.33%	318,662
2011	16.852338	16.288200	-3.35%	364,822
2010	15.124442	16.852338	11.42%	368,542
2009	12.312557	15.124442	22.84%	386,538
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	19.258238	18.306536	-4.94%	36,839
2017	17.856538	19.258238	7.85%	41,181
2016	17.106388	17.856538	4.39%	51,673
2015	17.328224	17.106388	-1.28%	55,880
2014	16.753549	17.328224	3.43%	63,660
2013	15.354187	16.753549	9.11%	73,238
2012	14.391909	15.354187	6.69%	95,599
2011	14.279185	14.391909	0.79%	134,648
2010	13.325050	14.279185	7.16%	228,198
2009	11.778592	13.325050	13.13%	247,931
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.948737	11.229819	-6.02%	3,113
2017	10.292866	11.948737	16.09%	0
2016	9.602068	10.292866	7.19%	0
2015	9.947130	9.602068	-3.47%	0
2014*	10.000000	9.947130	-0.53%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.100483	12.602734	-3.80%	0
2017	10.900752	13.100483	20.18%	0
2016	10.030770	10.900752	8.67%	0
2015	10.143385	10.030770	-1.11%	0
2014*	10.000000	10.143385	1.43%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	45.810265	40.084839	-12.50%	671
2017	40.066370	45.810265	14.34%	1,044
2016	33.728810	40.066370	18.79%	1,170
2015	35.043855	33.728810	-3.75%	1,313
2014	32.432207	35.043855	8.05%	2,111
2013	24.684762	32.432207	31.39%	2,963
2012	21.279732	24.684762	16.00%	3,481
2011	22.111126	21.279732	-3.76%	3,911
2010	17.742082	22.111126	24.63%	4,432
2009	13.137796	17.742082	35.05%	5,186

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.741847	10.484330	-17.72%	2,250
2017	10.278060	12.741847	23.97%	3,485
2016	10.671574	10.278060	-3.69%	3,922
2015	10.877853	10.671574	-1.90%	8,797
2014	11.166522	10.877853	-2.59%	8,882
2013	9.339368	11.166522	19.56%	9,157
2012	8.187182	9.339368	14.07%	12,206
2011	9.173427	8.187182	-10.75%	10,883
2010	8.162604	9.173427	12.38%	20,603
2009	6.073083	8.162604	34.41%	25,849
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.637267	15.212724	-18.37%	467
2017	15.401736	18.637267	21.01%	445
2016	14.856115	15.401736	3.67%	488
2015	15.893797	14.856115	-6.53%	672
2014	17.819420	15.893797	-10.81%	648
2013	14.907038	17.819420	19.54%	49
2012	12.897406	14.907038	15.58%	49
2011	15.625032	12.897406	-17.46%	49
2010	14.941929	15.625032	4.57%	209
2009	11.683433	14.941929	27.89%	536
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	19.105107	18.232900	-4.57%	5,058
2017	14.895592	19.105107	28.26%	7,255
2016	14.789317	14.895592	0.72%	7,946
2015	14.522041	14.789317	1.84%	10,193
2014	13.350956	14.522041	8.77%	11,588
2013	10.058416	13.350956	32.73%	13,499
2012	8.770463	10.058416	14.69%	33,595
2011	9.177926	8.770463	-4.44%	36,900
2010	8.056674	9.177926	13.92%	45,531
2009	6.307318	8.056674	27.74%	7,081
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	17.012828	14.817773	-12.90%	1,614
2017	15.064109	17.012828	12.94%	1,631
2016	13.145070	15.064109	14.60%	2,856
2015	13.785193	13.145070	-4.64%	6,345
2014	12.662622	13.785193	8.87%	7,086
2013	9.496486	12.662622	33.34%	11,390
2012	8.178285	9.496486	16.12%	33,616
2011	8.818891	8.178285	-7.26%	39,149
2010	7.920878	8.818891	11.34%	31,542
2009	6.295437	7.920878	25.82%	28,462

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.884963	17.333290	-8.22%	4,017
2017	14.996019	18.884963	25.93%	4,088
2016	14.318279	14.996019	4.73%	4,324
2015	14.549818	14.318279	-1.59%	5,002
2014	14.205582	14.549818	2.42%	6,170
2013	10.378591	14.205582	36.87%	8,458
2012	9.167701	10.378591	13.21%	25,499
2011	9.715983	9.167701	-5.64%	32,418
2010	7.779729	9.715983	24.89%	38,463
2009	6.217635	7.779729	25.12%	38,344
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.910773	18.789141	-14.25%	1,205
2017	19.490129	21.910773	12.42%	1,263
2016	16.783344	19.490129	16.13%	863
2015	17.500807	16.783344	-4.10%	896
2014	15.144711	17.500807	15.56%	930
2013	11.303532	15.144711	33.98%	963
2012	9.838731	11.303532	14.89%	996
2011	10.199792	9.838731	-3.54%	1,032
2010	8.633805	10.199792	18.14%	3,680
2009	6.701262	8.633805	28.84%	4,010
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	30.306596	27.466854	-9.37%	1,222
2017	24.620909	30.306596	23.09%	1,245
2016	23.072494	24.620909	6.71%	1,335
2015	23.241452	23.072494	-0.73%	1,641
2014	22.953053	23.241452	1.26%	1,485
2013	16.146878	22.953053	42.15%	1,566
2012	14.458683	16.146878	11.68%	1,933
2011	14.768511	14.458683	-2.10%	3,662
2010	11.954272	14.768511	23.54%	5,111
2009	9.517988	11.954272	25.60%	6,997
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	43.096767	35.268158	-18.17%	962
2017	40.128265	43.096767	7.40%	1,167
2016	32.348928	40.128265	24.05%	967
2015	34.956986	32.348928	-7.46%	1,054
2014	33.156375	34.956986	5.43%	1,145
2013	23.978687	33.156375	38.27%	2,109
2012	20.184476	23.978687	18.80%	3,519
2011	21.618365	20.184476	-6.63%	5,162
2010	17.309278	21.618365	24.89%	6,791
2009	13.926862	17.309278	24.29%	8,358

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	40.379645	34.754975	-13.93%	691
2017	36.121578	40.379645	11.79%	719
2016	29.848592	36.121578	21.02%	773
2015	30.810322	29.848592	-3.12%	3,422
2014	31.027828	30.810322	-0.70%	3,749
2013	22.355183	31.027828	38.79%	4,619
2012	19.647183	22.355183	13.78%	5,076
2011	21.121050	19.647183	-6.98%	7,467
2010	17.113382	21.121050	23.42%	9,889
2009	12.891503	17.113382	32.75%	8,772
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	29.569027	29.116400	-1.53%	675
2017	24.901026	29.569027	18.75%	700
2016	22.684279	24.901026	9.77%	869
2015	22.820376	22.684279	-0.60%	901
2014	20.667120	22.820376	10.42%	934
2013	16.001710	20.667120	29.16%	1,271
2012	14.233747	16.001710	12.42%	1,337
2011	14.359252	14.233747	-0.87%	2,361
2010	12.842677	14.359252	11.81%	3,522
2009	10.358075	12.842677	23.99%	4,334
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.698247	13.924683	-5.26%	1,476
2017	14.022365	14.698247	4.82%	1,496
2016	13.248540	14.022365	5.84%	1,874
2015	14.221218	13.248540	-6.84%	8,854
2014	11.197893	14.221218	27.00%	14,625
2013	11.041496	11.197893	1.42%	23,781
2012	9.674180	11.041496	14.13%	41,660
2011	9.229811	9.674180	4.81%	47,929
2010	7.199571	9.229811	28.20%	50,973
2009	5.586139	7.199571	28.88%	54,139
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.154565	16.113458	-6.07%	5,333
2017	14.329700	17.154565	19.71%	7,580
2016	13.026127	14.329700	10.01%	4,607
2015	13.067803	13.026127	-0.32%	6,049
2014	11.702809	13.067803	11.66%	5,141
2013*	10.000000	11.702809	17.03%	442

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.573416	10.526176	-0.45%	1,360
2017	10.540432	10.573416	0.31%	1,360
2016	10.414002	10.540432	1.21%	1,360
2015	10.581916	10.414002	-1.59%	1,360
2014	10.663192	10.581916	-0.76%	1,360
2013	10.786788	10.663192	-1.15%	2,612
2012	10.551870	10.786788	2.23%	2,635
2011	10.548150	10.551870	0.04%	2,943
2010	10.429293	10.548150	1.14%	3,912
2009	9.860285	10.429293	5.77%	4,288
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.411881	14.367310	-12.46%	0
2017	14.554989	16.411881	12.76%	340
2016	12.193783	14.554989	19.36%	387
2015	12.981900	12.193783	-6.07%	870
2014	12.573928	12.981900	3.24%	599
2013*	10.000000	12.573928	25.74%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	17.120678	14.253069	-16.75%	708
2017	14.127324	17.120678	21.19%	734
2016	14.147870	14.127324	-0.15%	959
2015	14.908856	14.147870	-5.10%	996
2014	16.436669	14.908856	-9.30%	1,033
2013	13.859670	16.436669	18.59%	1,070
2012	11.738872	13.859670	18.07%	1,106
2011	13.574005	11.738872	-13.52%	1,147
2010	12.925473	13.574005	5.02%	2,257
2009*	10.000000	12.925473	29.25%	3,197
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	16.790328	13.768752	-18.00%	0
2017	13.413052	16.790328	25.18%	0
2016	13.833556	13.413052	-3.04%	0
2015	13.797853	13.833556	0.26%	0
2014	14.445495	13.797853	-4.48%	0
2013	12.414348	14.445495	16.36%	0
2012	10.610999	12.414348	17.00%	0
2011	12.256564	10.610999	-13.43%	0
2010	10.172173	12.256564	20.49%	0
2009	7.658052	10.172173	32.83%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	38.865094	35.859749	-7.73%	0
2017	31.594997	38.865094	23.01%	0
2016	30.715557	31.594997	2.86%	0
2015	30.797972	30.715557	-0.27%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.593908	10.567567	-0.25%	1,216
2017	10.632876	10.593908	-0.37%	1,184
2016	10.637399	10.632876	-0.04%	1,072
2015	10.752299	10.637399	-1.07%	4,651
2014	10.822389	10.752299	-0.65%	5,920
2013	10.892194	10.822389	-0.64%	9,946
2012	10.544799	10.892194	3.29%	10,585
2011	10.647160	10.544799	-0.96%	12,605
2010	10.240700	10.647160	3.97%	11,164
2009	9.150793	10.240700	11.91%	12,280
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	31.531305	29.352209	-6.91%	0
2017	26.960611	31.531305	16.95%	0
2016	24.850205	26.960611	8.49%	0
2015	25.281979	24.850205	-1.71%	0
2014	23.194033	25.281979	9.00%	138
2013	17.069010	23.194033	35.88%	138
2012	15.575458	17.069010	9.59%	138
2011	16.273510	15.575458	-4.29%	501
2010	13.413659	16.273510	21.32%	886
2009	10.335393	13.413659	29.78%	1,014
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	41.808976	35.754150	-14.48%	3,757
2017	31.056829	41.808976	34.62%	3,475
2016	31.498354	31.056829	-1.40%	4,565
2015	30.767193	31.498354	2.38%	7,449
2014	30.528975	30.767193	0.78%	7,998
2013	24.344469	30.528975	25.40%	1,417
2012	20.382955	24.344469	19.44%	11,242
2011	22.564578	20.382955	-9.67%	13,135
2010	19.748832	22.564578	14.26%	12,398
2009	14.351042	19.748832	37.61%	11,837
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.697323	10.083389	-5.74%	1,418
2017	10.215686	10.697323	4.71%	1,456
2016	9.734758	10.215686	4.94%	1,490
2015	10.109905	9.734758	-3.71%	2,447
2014	9.989009	10.109905	1.21%	2,646
2013	10.152703	9.989009	-1.61%	4,919
2012*	10.000000	10.152703	1.53%	10,216
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	11.038242	8.768422	-20.56%	0
2017	8.839848	11.038242	24.87%	0
2016	9.201285	8.839848	-3.93%	0
2015	9.037071	9.201285	1.82%	0
2014*	10.000000	9.037071	-9.63%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	31.229889	28.340312	-9.25%	3,614
2017	27.113550	31.229889	15.18%	3,641
2016	24.668666	27.113550	9.91%	3,833
2015	24.228201	24.668666	1.82%	4,200
2014	22.223516	24.228201	9.02%	4,839
2013	17.121860	22.223516	29.80%	5,715
2012	14.869396	17.121860	15.15%	12,829
2011	15.104731	14.869396	-1.56%	15,120
2010	13.205884	15.104731	14.38%	22,330
2009	10.448177	13.205884	26.39%	25,641
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	44.516943	39.324819	-11.66%	1,342
2017	39.573950	44.516943	12.49%	1,357
2016	34.055250	39.573950	16.21%	1,571
2015	36.724236	34.055250	-7.27%	2,913
2014	33.307274	36.724236	10.26%	2,954
2013	23.985164	33.307274	38.87%	3,930
2012	20.642006	23.985164	16.20%	6,229
2011	21.413044	20.642006	-3.60%	8,240
2010	17.621145	21.413044	21.52%	9,571
2009	13.036119	17.621145	35.17%	10,896
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.668187	10.893968	-6.64%	394
2017	10.421269	11.668187	11.97%	394
2016	9.346630	10.421269	11.50%	394
2015	10.422561	9.346630	-10.32%	1,421
2014	10.506702	10.422561	-0.80%	1,375
2013	10.628082	10.506702	-1.14%	394
2012*	10.000000	10.628082	6.28%	394
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.717184	10.071838	-6.02%	0
2017	9.885634	10.717184	8.41%	0
2016	8.842097	9.885634	11.80%	0
2015	9.170931	8.842097	-3.59%	0
2014	9.158382	9.170931	0.14%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.163873	11.521731	-5.28%	521
2017	11.123363	12.163873	9.35%	604
2016	10.945971	11.123363	1.62%	685
2015	11.941366	10.945971	-8.34%	203
2014	12.056240	11.941366	-0.95%	237
2013	13.066955	12.056240	-7.73%	257
2012	12.574831	13.066955	3.91%	291
2011	11.745076	12.574831	7.06%	1,029
2010	10.874552	11.745076	8.01%	991
2009*	10.000000	10.874552	8.75%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.499129	11.381531	-1.02%	2,968
2017	11.500269	11.499129	-0.01%	3,057
2016	11.495418	11.500269	0.04%	3,223
2015	11.616677	11.495418	-1.04%	6,665
2014	11.676359	11.616677	-0.51%	6,918
2013	11.851685	11.676359	-1.48%	7,080
2012	11.349481	11.851685	4.42%	14,994
2011	11.378072	11.349481	-0.25%	12,688
2010	10.954048	11.378072	3.87%	39,877
2009*	10.000000	10.954048	9.54%	46,111
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.222437	10.238011	0.15%	0
2017	10.118237	10.222437	1.03%	0
2016*	10.000000	10.118237	1.18%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.185729	10.975021	-1.88%	1,272
2017	10.806383	11.185729	3.51%	2,193
2016	10.667199	10.806383	1.30%	1,162
2015	10.766092	10.667199	-0.92%	1,274
2014	10.466187	10.766092	2.87%	1,331
2013	10.820820	10.466187	-3.28%	1,428
2012	10.007389	10.820820	8.13%	2,491
2011*	10.000000	10.007389	0.07%	2,684
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.267997	10.181875	-9.64%	1,592
2017*	10.000000	11.267997	12.68%	1,610
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.371785	13.517954	1.09%	101
2017	10.343924	13.371785	29.27%	113
2016*	10.000000	10.343924	3.44%	119
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	22.066336	17.624253	-20.13%	0
2017	17.652674	22.066336	25.00%	0
2016	18.325093	17.652674	-3.67%	0
2015	18.531085	18.325093	-1.11%	0
2014	20.130021	18.531085	-7.94%	0
2013	15.916783	20.130021	26.47%	620
2012	13.221140	15.916783	20.39%	620
2011	16.117634	13.221140	-17.97%	620
2010	14.834253	16.117634	8.65%	1,536
2009	12.052948	14.834253	23.08%	3,412

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	35.269693	35.124948	-0.41%	203
2017	28.054150	35.269693	25.72%	0
2016	31.817793	28.054150	-11.83%	372
2015	28.648034	31.817793	11.06%	686
2014	22.107656	28.648034	29.58%	537
2013	14.874074	22.107656	48.63%	458
2012	11.498337	14.874074	29.36%	355
2011	10.548103	11.498337	9.01%	0
2010*	10.000000	10.548103	5.48%	245
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.516962	5.312797	-29.32%	0
2017	7.764929	7.516962	-3.19%	0
2016	5.482729	7.764929	41.63%	0
2015	8.365087	5.482729	-34.46%	0
2014	10.503060	8.365087	-20.36%	0
2013	9.643196	10.503060	8.92%	387
2012*	10.000000	9.643196	-3.57%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.689091	5.445462	-29.18%	0
2017	7.920647	7.689091	-2.92%	0
2016	5.581115	7.920647	41.92%	0
2015	8.492269	5.581115	-34.28%	0
2014	10.630705	8.492269	-20.12%	0
2013	9.739333	10.630705	9.15%	355
2012*	10.000000	9.739333	-2.61%	355
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	25.749003	22.043109	-14.39%	3,330
2017	20.619011	25.749003	24.88%	4,789
2016	20.096430	20.619011	2.60%	5,694
2015	21.004884	20.096430	-4.32%	15,882
2014	19.302060	21.004884	8.82%	15,957
2013	14.594594	19.302060	32.25%	16,727
2012	12.710606	14.594594	14.82%	17,231
2011	13.814328	12.710606	-7.99%	17,295
2010	12.451967	13.814328	10.94%	23,213
2009	9.924005	12.451967	25.47%	24,030
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	21.185797	20.311997	-4.12%	0
2017	19.112260	21.185797	10.85%	0
2016	17.974740	19.112260	6.33%	0
2015	17.977741	17.974740	-0.02%	0
2014	15.420623	17.977741	16.58%	0
2013	13.053315	15.420623	18.14%	0
2012	11.694596	13.053315	11.62%	0
2011	11.121085	11.694596	5.16%	0
2010	9.940685	11.121085	11.87%	0
2009	8.719001	9.940685	14.01%	0

Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	26.174941	25.917297	-0.98%	0
2017	19.692360	26.174941	32.92%	0
2016	19.838114	19.692360	-0.73%	0
2015	19.822792	19.838114	0.08%	0
2014	19.326832	19.822792	2.57%	0
2013	13.991421	19.326832	38.13%	0
2012	11.769153	13.991421	18.88%	0
2011	12.616952	11.769153	-6.72%	0
2010*	10.000000	12.616952	26.17%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.438825	30.449662	0.04%	239
2017	24.490257	30.438825	24.29%	239
2016	23.016386	24.490257	6.40%	239
2015	23.999540	23.016386	-4.10%	239
2014	24.768425	23.999540	-3.10%	239
2013	16.695556	24.768425	48.35%	239
2012	15.673689	16.695556	6.52%	239
2011	16.636421	15.673689	-5.79%	239
2010	13.289036	16.636421	25.19%	377
2009	8.816097	13.289036	50.74%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.903356	11.793009	-8.61%	0
2017	11.440758	12.903356	12.78%	0
2016	11.219242	11.440758	1.97%	0
2015	11.522572	11.219242	-2.63%	0
2014	11.208713	11.522572	2.80%	0
2013	10.150789	11.208713	10.42%	0
2012*	10.000000	10.150789	1.51%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	31.790086	29.525649	-7.12%	0
2017	27.170828	31.790086	17.00%	0
2016	24.796566	27.170828	9.57%	0
2015	24.782342	24.796566	0.06%	0
2014	22.986004	24.782342	7.81%	0
2013	17.311831	22.986004	32.78%	0
2012	14.968109	17.311831	15.66%	0
2011	14.304207	14.968109	4.64%	0
2010	12.854596	14.304207	11.28%	0
2009	10.827274	12.854596	18.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.656240	-23.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	45.061307	37.650766	-16.45%	14,349
2017	40.475152	45.061307	11.33%	17,949
2016	32.876571	40.475152	23.11%	22,269
2015	35.338702	32.876571	-6.97%	24,133
2014	32.880765	35.338702	7.48%	29,244
2013	24.216588	32.880765	35.78%	29,343
2012	20.721634	24.216588	16.87%	34,625
2011	22.986580	20.721634	-9.85%	36,095
2010	18.406669	22.986580	24.88%	20,734
2009	13.079240	18.406669	40.73%	4,343
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	14.057236	13.475577	-4.14%	102,455
2017	13.744427	14.057236	2.28%	129,747
2016	13.346432	13.744427	2.98%	129,808
2015	13.871458	13.346432	-3.78%	143,110
2014	13.612111	13.871458	1.91%	191,471
2013	15.076827	13.612111	-9.72%	208,657
2012	14.232459	15.076827	5.93%	166,498
2011	12.910361	14.232459	10.24%	155,226
2010	12.449686	12.910361	3.70%	109,111
2009	11.450417	12.449686	8.73%	85,067

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	30.615420	28.027365	-8.45%	0
2017	25.797056	30.615420	18.68%	0
2016	23.100038	25.797056	11.68%	0
2015	24.897323	23.100038	-7.22%	0
2014	22.467450	24.897323	10.82%	0
2013	16.810054	22.467450	33.65%	0
2012	14.888184	16.810054	12.91%	0
2011	14.672334	14.888184	1.47%	0
2010	13.062460	14.672334	12.32%	0
2009	11.242922	13.062460	16.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	30.501309	26.187234	-14.14%	27,335
2017	27.736802	30.501309	9.97%	34,059
2016	22.910569	27.736802	21.07%	42,033
2015	23.596828	22.910569	-2.91%	46,218
2014	20.578136	23.596828	14.67%	45,061
2013	16.058213	20.578136	28.15%	56,422
2012	14.005712	16.058213	14.65%	62,508
2011	14.317670	14.005712	-2.18%	65,392
2010	12.198606	14.317670	17.37%	43,246
2009	9.526439	12.198606	28.05%	32,614
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.836995	10.381120	-4.21%	457
2017	10.258728	10.836995	5.64%	1,430
2016	9.217194	10.258728	11.30%	902
2015*	10.000000	9.217194	-7.83%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.077667	9.869171	-2.07%	12,315
2017	9.897857	10.077667	1.82%	11,560
2016	9.792122	9.897857	1.08%	14,587
2015*	10.000000	9.792122	-2.08%	9,364
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.847824	11.733519	-8.67%	991
2017	11.179574	12.847824	14.92%	973
2016	9.764095	11.179574	14.50%	2,459
2015*	10.000000	9.764095	-2.36%	775

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.158871	15.643143	-8.83%	180,476
2017	15.296183	17.158871	12.18%	198,786
2016	14.936588	15.296183	2.41%	230,483
2015	15.294106	14.936588	-2.34%	233,565
2014	15.209523	15.294106	0.56%	253,770
2013	13.475079	15.209523	12.87%	280,335
2012	12.421855	13.475079	8.48%	301,758
2011	13.067152	12.421855	-4.94%	277,985
2010	12.067934	13.067152	8.28%	127,553
2009*	10.000000	12.067934	20.68%	23,129
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.203867	9.662869	-5.30%	0
2017*	10.000000	10.203867	2.04%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.765808	13.735927	-18.07%	2,586
2017	15.206604	16.765808	10.25%	3,704
2016	11.758795	15.206604	29.32%	4,309
2015	12.743222	11.758795	-7.73%	5,823
2014	12.230454	12.743222	4.19%	8,013
2013*	10.000000	12.230454	22.30%	1,999
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.502950	11.230341	-16.83%	1,089
2017	11.897741	13.502950	13.49%	1,203
2016	10.468677	11.897741	13.65%	12,069
2015	10.885861	10.468677	-3.83%	12,614
2014*	10.000000	10.885861	8.86%	1,550
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	46.232108	41.511208	-10.21%	11,612
2017	41.691817	46.232108	10.89%	13,366
2016	33.613089	41.691817	24.03%	14,818
2015	34.885764	33.613089	-3.65%	16,256
2014	33.640283	34.885764	3.70%	20,734
2013	24.233727	33.640283	38.82%	23,994
2012	21.224949	24.233727	14.18%	31,813
2011	21.394413	21.224949	-0.79%	33,855
2010	17.235524	21.394413	24.13%	26,016
2009	13.974154	17.235524	23.34%	14,333

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	33.066501	31.034181	-6.15%	24,597
2017	27.652060	33.066501	19.58%	27,437
2016	25.151804	27.652060	9.94%	34,450
2015	25.276489	25.151804	-0.49%	38,074
2014	22.653800	25.276489	11.58%	41,383
2013	17.435668	22.653800	29.93%	51,515
2012	15.306274	17.435668	13.91%	62,755
2011	15.267909	15.306274	0.25%	56,376
2010	13.512440	15.267909	12.99%	54,148
2009	10.867044	13.512440	24.34%	56,241
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	29.131754	26.695198	-8.36%	23,186
2017	23.249659	29.131754	25.30%	29,713
2016	21.895515	23.249659	6.18%	31,529
2015	22.814278	21.895515	-4.03%	39,362
2014	21.447816	22.814278	6.37%	41,623
2013	17.993863	21.447816	19.20%	64,678
2012	16.561713	17.993863	8.65%	69,243
2011	15.438650	16.561713	7.27%	53,666
2010	13.603246	15.438650	13.49%	12,171
2009	11.281615	13.603246	20.58%	5,028
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	27.620823	21.990688	-20.38%	0
2017	22.511444	27.620823	22.70%	0
2016	19.538332	22.511444	15.22%	0
2015	20.318212	19.538332	-3.84%	0
2014	20.327619	20.318212	-0.05%	0
2013	13.902178	20.327619	46.22%	0
2012	11.720663	13.902178	18.61%	0
2011	13.824260	11.720663	-15.22%	0
2010	10.712167	13.824260	29.05%	0
2009	8.634253	10.712167	24.07%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.701506	10.547185	-1.44%	2,056
2017	10.486546	10.701506	2.05%	2,660
2016	9.756833	10.486546	7.48%	3,934
2015	9.989462	9.756833	-2.33%	2,943
2014	10.068545	9.989462	-0.79%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.052665	-9.47%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	14.479633	14.171196	-2.13%	15,993
2017	14.146825	14.479633	2.35%	16,602
2016	13.850713	14.146825	2.14%	19,362
2015	14.102217	13.850713	-1.78%	21,572
2014	13.810082	14.102217	2.12%	26,369
2013	13.894789	13.810082	-0.61%	30,084
2012	12.869675	13.894789	7.97%	44,618
2011	12.790728	12.869675	0.62%	48,949
2010	11.974030	12.790728	6.82%	55,210
2009	10.101766	11.974030	18.53%	65,857
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.242252	-17.58%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.445305	16.475124	-5.56%	107,860
2017	15.677180	17.445305	11.28%	64,648
2016	15.101297	15.677180	3.81%	85,496
2015	15.389577	15.101297	-1.87%	107,023
2014	14.969777	15.389577	2.80%	104,326
2013	13.405569	14.969777	11.67%	127,420
2012	12.178768	13.405569	10.07%	154,354
2011	12.398062	12.178768	-1.77%	118,368
2010	11.166697	12.398062	11.03%	76,517
2009	9.131944	11.166697	22.28%	32,530
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.758329	17.379045	-7.35%	361,972
2017	16.354900	18.758329	14.70%	429,504
2016	15.668873	16.354900	4.38%	466,131
2015	15.956541	15.668873	-1.80%	491,240
2014	15.464277	15.956541	3.18%	513,911
2013	13.556345	15.464277	14.07%	523,796
2012	12.153713	13.556345	11.54%	540,054
2011	12.474560	12.153713	-2.57%	504,803
2010	11.060351	12.474560	12.79%	210,700
2009	8.721797	11.060351	26.81%	50,919
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.416685	18.517366	-9.30%	64,601
2017	17.146887	20.416685	19.07%	64,680
2016	16.339438	17.146887	4.94%	76,187
2015	16.651222	16.339438	-1.87%	76,619
2014	16.114724	16.651222	3.33%	80,591
2013	13.454729	16.114724	19.77%	81,914
2012	11.841534	13.454729	13.62%	80,683
2011	12.352735	11.841534	-4.14%	77,091
2010	10.804752	12.352735	14.33%	20,001
2009	8.349378	10.804752	29.41%	21,329

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.949937	11.264219	-5.74%	16,729
2017	10.431782	11.949937	14.55%	4,316
2016*	10.000000	10.431782	4.32%	658
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.137046	12.717506	-25.79%	17,739
2017	17.866762	17.137046	-4.08%	22,458
2016	13.565323	17.866762	31.71%	27,609
2015	17.351683	13.565323	-21.82%	35,958
2014	20.163384	17.351683	-13.94%	28,831
2013	16.463930	20.163384	22.47%	33,335
2012	15.935324	16.463930	3.32%	35,968
2011	17.038919	15.935324	-6.48%	42,810
2010	14.495096	17.038919	17.55%	32,324
2009	9.956721	14.495096	45.58%	32,664
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	28.660631	25.857873	-9.78%	62,545
2017	25.789342	28.660631	11.13%	73,556
2016	22.208360	25.789342	16.12%	93,097
2015	23.508684	22.208360	-5.53%	107,419
2014	21.967638	23.508684	7.02%	116,415
2013	17.420485	21.967638	26.10%	146,708
2012	15.086420	17.420485	15.47%	158,895
2011	15.192949	15.086420	-0.70%	165,900
2010	13.401575	15.192949	13.37%	146,941
2009	10.459329	13.401575	28.13%	94,465
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.951879	11.601602	-10.43%	0
2017	11.258405	12.951879	15.04%	810
2016*	10.000000	11.258405	12.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	35.188383	34.560656	-1.78%	37,146
2017	26.457042	35.188383	33.00%	44,283
2016	26.671433	26.457042	-0.80%	51,833
2015	25.290301	26.671433	5.46%	53,945
2014	23.093139	25.290301	9.51%	51,128
2013	17.212475	23.093139	34.17%	61,699
2012	15.251883	17.212475	12.85%	69,338
2011	15.465188	15.251883	-1.38%	65,133
2010	12.656565	15.465188	22.19%	43,820
2009	10.025990	12.656565	26.24%	27,100

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.820891	14.504640	-2.13%	240,805
2017	14.446478	14.820891	2.59%	295,513
2016	14.016010	14.446478	3.07%	298,197
2015	14.329567	14.016010	-2.19%	328,122
2014	13.753043	14.329567	4.19%	390,949
2013	14.235606	13.753043	-3.39%	414,241
2012	13.665135	14.235606	4.17%	406,170
2011	12.941194	13.665135	5.59%	401,575
2010	12.197618	12.941194	6.10%	430,420
2009	10.708075	12.197618	13.91%	514,389
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	47.965365	40.324587	-15.93%	46,307
2017	40.336059	47.965365	18.91%	56,778
2016	36.530867	40.336059	10.42%	77,513
2015	37.643926	36.530867	-2.96%	92,825
2014	35.988361	37.643926	4.60%	91,718
2013	26.849753	35.988361	34.04%	106,141
2012	23.758224	26.849753	13.01%	137,034
2011	27.014572	23.758224	-12.05%	150,566
2010	21.298626	27.014572	26.84%	121,692
2009	15.448824	21.298626	37.87%	104,125
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	27.400510	22.958763	-16.21%	21,555
2017	21.366883	27.400510	28.24%	26,076
2016	22.862986	21.366883	-6.54%	30,683
2015	22.436258	22.862986	1.90%	32,894
2014	24.801023	22.436258	-9.53%	0
2013	19.313935	24.801023	28.41%	0
2012	16.264403	19.313935	18.75%	0
2011	19.945109	16.264403	-18.45%	0
2010	17.918989	19.945109	11.31%	0
2009	14.390862	17.918989	24.52%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.414851	11.455800	-7.73%	0
2017	12.126901	12.414851	2.37%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	38.364863	31.221884	-18.62%	622
2017	32.655866	38.364863	17.48%	703
2016	30.292773	32.655866	7.80%	749
2015	31.719324	30.292773	-4.50%	2,401
2014	30.187295	31.719324	5.08%	4,085
2013	23.505337	30.187295	28.43%	4,371
2012	18.752426	23.505337	25.35%	8,115
2011	20.897175	18.752426	-10.26%	7,175
2010	16.766879	20.897175	24.63%	5,518
2009	10.815184	16.766879	55.03%	6,760

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.402300	12.836000	-10.88%	50,082
2017	13.037157	14.402300	10.47%	56,849
2016	11.676101	13.037157	11.66%	72,572
2015	12.620008	11.676101	-7.48%	72,419
2014	12.438455	12.620008	1.46%	73,417
2013	10.187087	12.438455	22.10%	73,326
2012	8.953922	10.187087	13.77%	72,912
2011	9.218340	8.953922	-2.87%	70,788
2010	8.475367	9.218340	8.77%	53,586
2009	6.595954	8.475367	28.49%	42,938
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	17.056373	16.100690	-5.60%	103,532
2017	15.764238	17.056373	8.20%	129,275
2016	14.014111	15.764238	12.49%	144,012
2015	15.284102	14.014111	-8.31%	164,282
2014	14.809675	15.284102	3.20%	218,755
2013	13.175492	14.809675	12.40%	258,760
2012	11.856123	13.175492	11.13%	258,693
2011	11.738165	11.856123	1.00%	306,839
2010	10.560423	11.738165	11.15%	305,847
2009	7.894728	10.560423	33.77%	268,207
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	33.229569	31.114998	-6.36%	19,417
2017	27.939036	33.229569	18.94%	21,911
2016	24.405153	27.939036	14.48%	25,110
2015	25.675789	24.405153	-4.95%	26,909
2014	23.938947	25.675789	7.26%	38,958
2013	18.711238	23.938947	27.94%	47,972
2012	16.941401	18.711238	10.45%	89,355
2011	16.200863	16.941401	4.57%	109,453
2010	13.612280	16.200863	19.02%	115,800
2009	11.759021	13.612280	15.76%	111,514
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	42.342263	36.389142	-14.06%	27,267
2017	38.788406	42.342263	9.16%	33,655
2016	30.200764	38.788406	28.44%	42,072
2015	33.055931	30.200764	-8.64%	50,893
2014	33.318067	33.055931	-0.79%	59,585
2013	24.790246	33.318067	34.40%	64,253
2012	21.227051	24.790246	16.79%	84,256
2011	22.357673	21.227051	-5.06%	98,934
2010	17.675073	22.357673	26.49%	94,605
2009	13.872311	17.675073	27.41%	114,958

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.893068	9.878542	-16.94%	5,670
2017	8.585843	11.893068	38.52%	5,391
2016	7.410485	8.585843	15.86%	7,264
2015	9.343599	7.410485	-20.69%	9,802
2014*	10.000000	9.343599	-6.56%	11,077
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	24.953648	20.813797	-16.59%	21,373
2017	21.675791	24.953648	15.12%	23,104
2016	20.500642	21.675791	5.73%	28,279
2015	22.224172	20.500642	-7.76%	31,676
2014	25.350296	22.224172	-12.33%	35,025
2013	20.896927	25.350296	21.31%	0
2012	17.916784	20.896927	16.63%	0
2011	20.322853	17.916784	-11.84%	0
2010	19.003244	20.322853	6.94%	0
2009	14.056429	19.003244	35.19%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.442474	9.494806	0.55%	57,942
2017	9.390508	9.442474	0.55%	63,835
2016	9.246939	9.390508	1.55%	66,036
2015	9.795156	9.246939	-5.60%	84,224
2014	9.750470	9.795156	0.46%	118,493
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.529171	11.823232	-5.63%	0
2017	11.227984	12.529171	11.59%	199
2016	10.908081	11.227984	2.93%	696
2015	11.740326	10.908081	-7.09%	0
2014	11.449263	11.740326	2.54%	0
2013	10.219489	11.449263	12.03%	0
2012*	10.000000	10.219489	2.19%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.402612	-5.97%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.317760	9.661230	-6.36%	0
2017	10.087884	10.317760	2.28%	0
2016	10.275245	10.087884	-1.82%	3,927
2015	10.226781	10.275245	0.47%	4,138
2014	9.905190	10.226781	3.25%	1,281
2013*	10.000000	9.905190	-0.95%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.493936	17.533149	-5.20%	390
2017	14.757665	18.493936	25.32%	390
2016	14.663314	14.757665	0.64%	729
2015	14.189934	14.663314	3.34%	7,509
2014	13.297860	14.189934	6.71%	7,171
2013	9.642499	13.297860	37.91%	9,107
2012*	10.000000	9.642499	-3.58%	14,753
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.459204	13.480454	-12.80%	2,666
2017	13.667447	15.459204	13.11%	2,745
2016	12.242528	13.667447	11.64%	2,909
2015	12.965066	12.242528	-5.57%	3,040
2014	12.616435	12.965066	2.76%	2,955
2013	9.955345	12.616435	26.73%	2,435
2012*	10.000000	9.955345	-0.45%	2,849
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.612561	15.424397	-7.15%	7,270
2017	13.786616	16.612561	20.50%	13,257
2016	13.895240	13.786616	-0.78%	16,604
2015	13.940168	13.895240	-0.32%	19,112
2014	13.121647	13.940168	6.24%	23,408
2013	9.737053	13.121647	34.76%	25,208
2012*	10.000000	9.737053	-2.63%	35,471
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	16.005076	14.929101	-6.72%	24,586
2017	13.716969	16.005076	16.68%	39,052
2016	14.270672	13.716969	-3.88%	56,270
2015	15.783355	14.270672	-9.58%	74,235
2014	16.888577	15.783355	-6.54%	111,535
2013	13.681267	16.888577	23.44%	156,977
2012	11.637337	13.681267	17.56%	152,680
2011	12.712334	11.637337	-8.46%	180,496
2010	11.857519	12.712334	7.21%	105,753
2009*	10.000000	11.857519	18.58%	38,669
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.182050	12.728117	-3.44%	17,365
2017	12.525419	13.182050	5.24%	18,220
2016	10.927537	12.525419	14.62%	18,475
2015	11.847779	10.927537	-7.77%	18,983
2014	11.785431	11.847779	0.53%	20,607
2013	10.811552	11.785431	9.01%	31,360
2012*	10.000000	10.811552	8.12%	11,330

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.723367	16.486719	-1.42%	4,906
2017	13.358601	16.723367	25.19%	9,410
2016	12.760516	13.358601	4.69%	7,718
2015	13.728671	12.760516	-7.05%	10,147
2014	12.901284	13.728671	6.41%	12,592
2013	10.064650	12.901284	28.18%	8,167
2012*	10.000000	10.064650	0.65%	5,668
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	28.484090	28.218661	-0.93%	0
2017	24.440460	28.484090	16.54%	0
2016	23.747255	24.440460	2.92%	0
2015	23.973812	23.747255	-0.95%	0
2014	22.452186	23.973812	6.78%	0
2013	18.997371	22.452186	18.19%	0
2012	16.986066	18.997371	11.84%	0
2011	16.987838	16.986066	-0.01%	0
2010	15.927003	16.987838	6.66%	0
2009	12.856037	15.927003	23.89%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.058977	9.794801	-2.63%	18,975
2017	9.865484	10.058977	1.96%	18,357
2016	9.782774	9.865484	0.85%	21,901
2015*	10.000000	9.782774	-2.17%	10,486
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	42.937705	43.082820	0.34%	18,017
2017	33.480626	42.937705	28.25%	22,101
2016	33.290884	33.480626	0.57%	31,395
2015	30.147632	33.290884	10.43%	35,427
2014	28.174446	30.147632	7.00%	41,957
2013	21.820421	28.174446	29.12%	47,781
2012	17.858839	21.820421	22.18%	53,619
2011	19.453130	17.858839	-8.20%	51,426
2010	18.519285	19.453130	5.04%	43,417
2009	12.856640	18.519285	44.04%	27,754
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.780072	23.670497	-0.46%	9,962
2017	16.633616	23.780072	42.96%	14,615
2016	14.809295	16.633616	12.32%	15,960
2015	14.345516	14.809295	3.23%	15,874
2014	13.298723	14.345516	7.87%	13,711
2013	9.956837	13.298723	33.56%	10,230
2012*	10.000000	9.956837	-0.43%	11,550

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	32.082539	26.856647	-16.29%	7,961
2017	24.861677	32.082539	29.04%	8,921
2016	27.012883	24.861677	-7.96%	10,679
2015	30.026296	27.012883	-10.04%	11,921
2014	34.627751	30.026296	-13.29%	15,461
2013	30.714992	34.627751	12.74%	17,228
2012	27.510257	30.714992	11.65%	26,899
2011	41.214264	27.510257	-33.25%	0
2010	33.417544	41.214264	23.33%	0
2009	18.916833	33.417544	76.66%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.969114	8.812281	-19.66%	396
2017	8.698337	10.969114	26.11%	734
2016	7.300082	8.698337	19.15%	1,193
2015	9.256522	7.300082	-21.14%	1,822
2014	9.839484	9.256522	-5.92%	5,434
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.216799	9.974658	-2.37%	4,719
2017	9.970969	10.216799	2.47%	5,458
2016*	10.000000	9.970969	-0.29%	672
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.785826	16.273592	-3.05%	8,565
2017	13.468357	16.785826	24.63%	11,896
2016	12.548081	13.468357	7.33%	8,345
2015	12.998711	12.548081	-3.47%	8,945
2014	14.244140	12.998711	-8.74%	9,604
2013	10.224572	14.244140	39.31%	9,675
2012*	10.000000	10.224572	2.25%	5,146
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	35.930572	31.772031	-11.57%	72,231
2017	31.036495	35.930572	15.77%	94,888
2016	27.650885	31.036495	12.24%	111,844
2015	28.293551	27.650885	-2.27%	131,527
2014	26.025521	28.293551	8.71%	149,236
2013	19.456003	26.025521	33.77%	163,763
2012	17.019718	19.456003	14.31%	183,359
2011	17.332997	17.019718	-1.81%	199,624
2010	15.798089	17.332997	9.72%	171,714
2009	13.078095	15.798089	20.80%	195,282

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.109857	17.907836	-10.95%	59,023
2017	16.073429	20.109857	25.11%	74,791
2016	15.690071	16.073429	2.44%	82,660
2015	14.959329	15.690071	4.88%	89,657
2014	14.994200	14.959329	-0.23%	84,263
2013	11.908476	14.994200	25.91%	84,230
2012	10.412896	11.908476	14.36%	89,792
2011	10.746091	10.412896	-3.10%	72,447
2010*	10.000000	10.746091	7.46%	25,821
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.846723	12.745300	-0.79%	269
2017	10.165409	12.846723	26.38%	448
2016	9.735409	10.165409	4.42%	461
2015*	10.000000	9.735409	-2.65%	535
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	14.127695	13.809035	-2.26%	9,877
2017	13.523340	14.127695	4.47%	12,004
2016	12.949079	13.523340	4.43%	11,665
2015	13.236449	12.949079	-2.17%	12,060
2014	12.473881	13.236449	6.11%	17,148
2013	12.718376	12.473881	-1.92%	18,365
2012	11.807386	12.718376	7.72%	23,311
2011	11.354982	11.807386	3.98%	23,945
2010	10.771586	11.354982	5.42%	28,135
2009	9.982568	10.771586	7.90%	30,064
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	26.076446	23.910439	-8.31%	0
2017	24.120298	26.076446	8.11%	0
2016	22.110081	24.120298	9.09%	0
2015	22.679209	22.110081	-2.51%	0
2014	22.343756	22.679209	1.50%	0
2013	24.823152	22.343756	-9.99%	0
2012	21.347541	24.823152	16.28%	0
2011	20.245173	21.347541	5.45%	0
2010	18.700436	20.245173	8.26%	0
2009	14.569082	18.700436	28.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.355187	9.408755	-9.14%	151
2017	9.326549	10.355187	11.03%	3,177
2016	8.223058	9.326549	13.42%	456
2015*	10.000000	8.223058	-17.77%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.513907	17.866657	-8.44%	9,972
2017	16.831508	19.513907	15.94%	13,389
2016	15.369889	16.831508	9.51%	15,899
2015	16.783094	15.369889	-8.42%	15,919
2014	17.371316	16.783094	-3.39%	17,683
2013	13.348145	17.371316	30.14%	18,312
2012	11.034498	13.348145	20.97%	17,561
2011	11.288018	11.034498	-2.25%	16,124
2010*	10.000000	11.288018	12.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.897341	24.019480	-10.70%	67,814
2017	25.142854	26.897341	6.98%	84,960
2016	21.200786	25.142854	18.59%	93,308
2015	22.489885	21.200786	-5.73%	111,446
2014	20.184237	22.489885	11.42%	118,778
2013	15.538866	20.184237	29.90%	139,913
2012	13.763734	15.538866	12.90%	166,996
2011	13.884154	13.763734	-0.87%	185,503
2010	12.438227	13.884154	11.62%	182,678
2009*	10.000000	12.438227	24.38%	1,008
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.887451	16.766089	-6.27%	3,842,952
2017	15.658572	17.887451	14.23%	4,191,997
2016	14.561756	15.658572	7.53%	4,539,260
2015	14.617188	14.561756	-0.38%	4,803,781
2014	14.112912	14.617188	3.57%	5,050,016
2013	11.604010	14.112912	21.62%	5,234,684
2012	10.165503	11.604010	14.15%	5,346,322
2011	10.209472	10.165503	-0.43%	5,133,243
2010	9.238844	10.209472	10.51%	3,712,065
2009	7.588470	9.238844	21.75%	1,974,450
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.904800	11.617161	-2.42%	1,600,868
2017	11.691765	11.904800	1.82%	1,726,064
2016	11.545328	11.691765	1.27%	1,761,649
2015	11.730420	11.545328	-1.58%	1,919,597
2014	11.327043	11.730420	3.56%	1,891,898
2013	11.785385	11.327043	-3.89%	1,936,847
2012	11.381759	11.785385	3.55%	1,769,210
2011	10.912484	11.381759	4.30%	1,518,171
2010	10.436622	10.912484	4.56%	1,044,464
2009	9.433308	10.436622	10.64%	456,231

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.751253	18.540784	-10.65%	87,224
2017	16.060828	20.751253	29.20%	97,680
2016	16.249589	16.060828	-1.16%	120,020
2015	15.460382	16.249589	5.10%	138,558
2014	15.389466	15.460382	0.46%	138,010
2013	12.126730	15.389466	26.91%	140,356
2012	10.069132	12.126730	20.43%	160,587
2011	11.254382	10.069132	-10.53%	157,715
2010	10.249994	11.254382	9.80%	134,232
2009	7.337562	10.249994	39.69%	91,685
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	21.056256	20.634076	-2.01%	121,716
2017	16.701120	21.056256	26.08%	150,401
2016	15.522153	16.701120	7.60%	190,112
2015	14.784351	15.522153	4.99%	235,818
2014	13.867974	14.784351	6.61%	260,348
2013	10.846099	13.867974	27.86%	297,220
2012	9.365156	10.846099	15.81%	389,003
2011	9.960000	9.365156	-5.97%	409,413
2010	8.542120	9.960000	16.60%	338,799
2009	6.239296	8.542120	36.91%	272,661
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.654577	17.034399	-3.51%	1,072,042
2017	14.677198	17.654577	20.29%	1,294,826
2016	13.392624	14.677198	9.59%	1,578,876
2015	13.429965	13.392624	-0.28%	1,764,612
2014	12.350590	13.429965	8.74%	1,815,501
2013	9.415433	12.350590	31.17%	1,996,421
2012	8.153379	9.415433	15.48%	2,286,762
2011	8.453715	8.153379	-3.55%	2,109,990
2010	7.721847	8.453715	9.48%	1,387,404
2009	5.989361	7.721847	28.93%	536,675
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.770227	16.154669	-3.67%	132,338
2017	15.986884	16.770227	4.90%	139,303
2016	14.915362	15.986884	7.18%	138,443
2015	15.569485	14.915362	-4.20%	148,139
2014	15.192521	15.569485	2.48%	151,128
2013	15.575561	15.192521	-2.46%	153,119
2012	14.066138	15.575561	10.73%	154,646
2011	13.508710	14.066138	4.13%	144,103
2010	12.382528	13.508710	9.09%	91,068
2009	10.091608	12.382528	22.70%	51,582

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	31.551230	28.801124	-8.72%	33,774
2017	27.174980	31.551230	16.10%	45,056
2016	23.428587	27.174980	15.99%	60,291
2015	25.404465	23.428587	-7.78%	69,427
2014	23.641763	25.404465	7.46%	75,681
2013	17.712598	23.641763	33.47%	80,198
2012	15.194556	17.712598	16.57%	91,578
2011	15.805002	15.194556	-3.86%	103,089
2010	13.877669	15.805002	13.89%	82,099
2009	10.967290	13.877669	26.54%	52,693
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.010968	9.941408	-9.71%	0
2017	9.424010	11.010968	16.84%	0
2016	9.276671	9.424010	1.59%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.091279	0.91%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	23.418788	22.408111	-4.32%	13,689
2017	22.235908	23.418788	5.32%	16,246
2016	19.744284	22.235908	12.62%	18,807
2015	20.550311	19.744284	-3.92%	22,398
2014	20.313467	20.550311	1.17%	28,279
2013	19.231348	20.313467	5.63%	1,993
2012	17.017897	19.231348	13.01%	2,130
2011	16.615888	17.017897	2.42%	2,974
2010	14.885141	16.615888	11.63%	3,197
2009	10.334841	14.885141	44.03%	6,852
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.627414	16.517405	-6.30%	18,591
2017	14.321839	17.627414	23.08%	23,121
2016	12.785655	14.321839	12.01%	26,418
2015	13.117078	12.785655	-2.53%	29,756
2014	12.478109	13.117078	5.12%	33,178
2013	8.812490	12.478109	41.60%	35,756
2012	7.646121	8.812490	15.25%	44,120
2011	8.773136	7.646121	-12.85%	39,823
2010	7.707297	8.773136	13.83%	23,536
2009	5.107601	7.707297	50.90%	9,768

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.810013	17.464580	-7.15%	55,589
2017	16.108569	18.810013	16.77%	75,951
2016	14.829315	16.108569	8.63%	91,875
2015	15.095404	14.829315	-1.76%	112,617
2014	13.846726	15.095404	9.02%	134,363
2013	10.130566	13.846726	36.68%	150,667
2012	9.219979	10.130566	9.88%	177,226
2011	9.661405	9.219979	-4.57%	191,016
2010	7.926029	9.661405	21.89%	180,008
2009	6.120582	7.926029	29.50%	351,229
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.673140	13.799067	-11.96%	22,023
2017	13.261408	15.673140	18.19%	22,056
2016	12.404890	13.261408	6.90%	25,155
2015	12.799134	12.404890	-3.08%	25,157
2014	12.415957	12.799134	3.09%	23,300
2013	9.720625	12.415957	27.73%	23,353
2012	8.483576	9.720625	14.58%	24,961
2011	9.185337	8.483576	-7.64%	28,217
2010	8.099592	9.185337	13.40%	8,951
2009	6.355008	8.099592	27.45%	1,261
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.284989	13.212686	-7.51%	983,357
2017	12.922577	14.284989	10.54%	1,191,305
2016	12.344881	12.922577	4.68%	1,342,474
2015	12.647807	12.344881	-2.40%	1,535,026
2014	12.292622	12.647807	2.89%	1,633,880
2013	10.867888	12.292622	13.11%	1,702,896
2012	9.919751	10.867888	9.56%	1,761,402
2011	10.192308	9.919751	-2.67%	1,652,574
2010	9.357952	10.192308	8.92%	1,281,625
2009	7.916818	9.357952	18.20%	555,434
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.176331	13.748761	-9.41%	3,292,304
2017	13.283830	15.176331	14.25%	3,536,373
2016	12.546506	13.283830	5.88%	3,889,784
2015	12.889463	12.546506	-2.66%	4,416,225
2014	12.479625	12.889463	3.28%	4,588,446
2013	10.433676	12.479625	19.61%	4,557,647
2012	9.307046	10.433676	12.11%	4,590,081
2011	9.771043	9.307046	-4.75%	4,373,640
2010	8.812871	9.771043	10.87%	3,424,302
2009	7.194892	8.812871	22.49%	1,772,856

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.644413	12.147850	-3.93%	361,180
2017	12.050746	12.644413	4.93%	465,883
2016	11.676574	12.050746	3.20%	507,040
2015	11.923875	11.676574	-2.07%	465,449
2014	11.696785	11.923875	1.94%	447,855
2013	11.299466	11.696785	3.52%	490,581
2012	10.655439	11.299466	6.04%	581,937
2011	10.650655	10.655439	0.04%	390,630
2010	10.108923	10.650655	5.36%	201,830
2009	9.066730	10.108923	11.49%	65,762
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.152900	11.147286	-8.27%	7,127
2017	10.733802	12.152900	13.22%	7,229
2016	10.307537	10.733802	4.14%	0
2015	10.917382	10.307537	-5.59%	0
2014	10.822186	10.917382	0.88%	0
2013*	10.000000	10.822186	8.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.479927	11.439775	-8.33%	0
2017	10.739545	12.479927	16.21%	0
2016	10.249384	10.739545	4.78%	0
2015	10.922285	10.249384	-6.16%	0
2014	10.960668	10.922285	-0.35%	0
2013*	10.000000	10.960668	9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.769770	13.536813	-8.35%	2,645,658
2017	13.136291	14.769770	12.43%	3,150,768
2016	12.474867	13.136291	5.30%	3,616,962
2015	12.781824	12.474867	-2.40%	3,887,195
2014	12.390488	12.781824	3.16%	4,399,586
2013	10.661747	12.390488	16.21%	4,591,908
2012	9.618214	10.661747	10.85%	4,617,769
2011	9.982416	9.618214	-3.65%	4,120,174
2010	9.085842	9.982416	9.87%	2,847,250
2009	7.552592	9.085842	20.30%	1,186,579
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.399939	13.747234	-10.73%	177,207
2017	13.221117	15.399939	16.48%	272,245
2016	12.455975	13.221117	6.14%	258,271
2015	12.819720	12.455975	-2.84%	285,160
2014	12.428198	12.819720	3.15%	391,730
2013	10.137244	12.428198	22.60%	439,433
2012	8.968194	10.137244	13.04%	415,573
2011	9.536164	8.968194	-5.96%	411,966
2010	8.531026	9.536164	11.78%	406,146
2009	6.831944	8.531026	24.87%	213,212

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.793809	12.958458	-6.06%	684,815
2017	12.724189	13.793809	8.41%	792,975
2016	12.168029	12.724189	4.57%	853,793
2015	12.467336	12.168029	-2.40%	933,120
2014	12.142261	12.467336	2.68%	996,773
2013	11.064882	12.142261	9.74%	1,089,420
2012	10.192902	11.064882	8.55%	1,121,795
2011	10.360114	10.192902	-1.61%	889,513
2010	9.631751	10.360114	7.56%	610,794
2009	8.296674	9.631751	16.09%	222,707
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.799325	12.538742	-2.04%	106,169
2017	12.453505	12.799325	2.78%	122,432
2016	12.021743	12.453505	3.59%	132,699
2015	12.294516	12.021743	-2.22%	141,907
2014	11.905707	12.294516	3.27%	159,864
2013	12.331110	11.905707	-3.45%	154,952
2012	11.630010	12.331110	6.03%	138,080
2011	11.096503	11.630010	4.81%	115,858
2010	10.534320	11.096503	5.34%	114,461
2009	9.833651	10.534320	7.13%	184,462
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.645255	13.264405	-2.79%	33,007
2017	13.329376	13.645255	2.37%	34,451
2016	13.075110	13.329376	1.94%	41,830
2015	13.322944	13.075110	-1.86%	49,423
2014	12.876674	13.322944	3.47%	55,615
2013	13.325910	12.876674	-3.37%	55,311
2012	12.611065	13.325910	5.67%	48,413
2011	12.054199	12.611065	4.62%	42,238
2010	11.302080	12.054199	6.65%	9,710
2009	9.839470	11.302080	14.86%	4,029
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.080592	12.474715	-11.40%	0
2017	12.107350	14.080592	16.30%	0
2016	11.017925	12.107350	9.89%	0
2015	11.533027	11.017925	-4.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.077221	11.891145	-9.07%	0
2017	11.644940	13.077221	12.30%	0
2016	10.852225	11.644940	7.30%	0
2015	11.197987	10.852225	-3.09%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	29.570962	28.720113	-2.88%	95,118
2017	23.589221	29.570962	25.36%	105,035
2016	23.141831	23.589221	1.93%	125,631
2015	22.379286	23.141831	3.41%	136,979
2014	20.896330	22.379286	7.10%	164,383
2013	15.542499	20.896330	34.45%	219,308
2012	13.304699	15.542499	16.82%	295,612
2011	13.831503	13.304699	-3.81%	360,787
2010	12.920287	13.831503	7.05%	397,776
2009*	10.000000	12.920287	29.20%	475
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	37.796225	30.700661	-18.77%	6,199
2017	27.128868	37.796225	39.32%	9,729
2016	25.585677	27.128868	6.03%	9,787
2015	30.962029	25.585677	-17.36%	10,695
2014	33.293585	30.962029	-7.00%	11,603
2013	33.605050	33.293585	-0.93%	0
2012	29.118581	33.605050	15.41%	0
2011	38.133539	29.118581	-23.64%	0
2010	33.348434	38.133539	14.35%	0
2009	20.727818	33.348434	60.89%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.993461	12.810942	-1.40%	149,677
2017	12.901864	12.993461	0.71%	173,003
2016	12.981661	12.901864	-0.61%	197,657
2015	13.173644	12.981661	-1.46%	218,007
2014	12.770434	13.173644	3.16%	252,782
2013	13.492384	12.770434	-5.35%	288,576
2012	13.271782	13.492384	1.66%	304,043
2011	12.542901	13.271782	5.81%	307,794
2010	12.134304	12.542901	3.37%	383,801
2009	11.978319	12.134304	1.30%	429,573
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.544728	9.546110	0.01%	555,229
2017	9.634382	9.544728	-0.93%	685,245
2016	9.765119	9.634382	-1.34%	736,363
2015	9.898750	9.765119	-1.35%	759,177
2014	10.034210	9.898750	-1.35%	616,996
2013	10.171524	10.034210	-1.35%	687,063
2012	10.311101	10.171524	-1.35%	788,653
2011	10.451806	10.311101	-1.35%	702,979
2010	10.594821	10.451806	-1.35%	412,241
2009	10.735302	10.594821	-1.31%	317,375

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.584203	8.895053	-15.96%	19,336
2017	8.442771	10.584203	25.36%	24,033
2016	8.504104	8.442771	-0.72%	41,048
2015	8.907378	8.504104	-4.53%	42,951
2014	9.094737	8.907378	-2.06%	48,172
2013	7.841921	9.094737	15.98%	46,465
2012	6.899010	7.841921	13.67%	54,926
2011	7.770266	6.899010	-11.21%	54,620
2010	6.970197	7.770266	11.48%	38,931
2009	5.458108	6.970197	27.70%	17,260
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.607158	9.832133	-15.29%	9,104
2017	9.453544	11.607158	22.78%	10,787
2016	9.532700	9.453544	-0.83%	10,523
2015	9.799263	9.532700	-2.72%	10,106
2014	10.588556	9.799263	-7.45%	7,192
2013	8.869766	10.588556	19.38%	6,664
2012	7.606187	8.869766	16.61%	7,340
2011	8.846856	7.606187	-14.02%	7,578
2010	8.350063	8.846856	5.95%	7,718
2009	6.581420	8.350063	26.87%	9,232
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	30.475250	27.399648	-10.09%	97,587
2017	26.083960	30.475250	16.84%	74,500
2016	24.153161	26.083960	7.99%	92,605
2015	24.730536	24.153161	-2.33%	95,439
2014	23.878538	24.730536	3.57%	124,594
2013	19.022168	23.878538	25.53%	145,291
2012	16.637218	19.022168	14.34%	158,899
2011	17.554574	16.637218	-5.23%	151,614
2010	15.523723	17.554574	13.08%	148,499
2009	12.370643	15.523723	25.49%	137,790
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.541989	16.464739	-6.14%	409,837
2017	16.000404	17.541989	9.63%	435,627
2016	15.257174	16.000404	4.87%	483,881
2015	15.492881	15.257174	-1.52%	509,829
2014	15.016353	15.492881	3.17%	534,626
2013	13.420290	15.016353	11.89%	566,586
2012	12.437013	13.420290	7.91%	548,615
2011	12.496296	12.437013	-0.47%	451,633
2010	11.535143	12.496296	8.33%	328,876
2009*	10.000000	11.535143	15.35%	136,062

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.906382	19.288190	-7.74%	1,073,578
2017	18.458269	20.906382	13.26%	1,156,360
2016	17.366154	18.458269	6.29%	1,267,128
2015	17.697939	17.366154	-1.87%	1,322,484
2014	17.051415	17.697939	3.79%	1,347,838
2013	14.464860	17.051415	17.88%	1,364,426
2012	13.063036	14.464860	10.73%	1,333,646
2011	13.366494	13.063036	-2.27%	1,111,827
2010	12.094311	13.366494	10.52%	474,738
2009*	10.000000	12.094311	20.94%	208,868
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	15.217493	14.740241	-3.14%	192,071
2017	14.595738	15.217493	4.26%	260,279
2016	14.189924	14.595738	2.86%	229,061
2015	14.346119	14.189924	-1.09%	263,544
2014	13.997881	14.346119	2.49%	378,749
2013	13.535441	13.997881	3.42%	432,027
2012	13.045914	13.535441	3.75%	522,349
2011	12.847503	13.045914	1.54%	395,110
2010	12.298583	12.847503	4.46%	325,933
2009	11.428645	12.298583	7.61%	254,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.061776	11.228706	-6.91%	0
2017	10.721986	12.061776	12.50%	0
2016	10.281473	10.721986	4.28%	0
2015	10.771292	10.281473	-4.55%	0
2014	10.656981	10.771292	1.07%	0
2013*	10.000000	10.656981	6.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.439885	11.528100	-7.33%	5,795
2017	10.780881	12.439885	15.39%	5,878
2016	10.217799	10.780881	5.51%	0
2015	10.784148	10.217799	-5.25%	0
2014	10.745433	10.784148	0.36%	0
2013*	10.000000	10.745433	7.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	22.858620	21.267588	-6.96%	1,228,691
2017	20.518201	22.858620	11.41%	1,449,499
2016	19.411652	20.518201	5.70%	1,596,943
2015	19.743378	19.411652	-1.68%	1,829,590
2014	19.027708	19.743378	3.76%	2,074,831
2013	16.538178	19.027708	15.05%	2,384,378
2012	15.129256	16.538178	9.31%	2,702,508
2011	15.342067	15.129256	-1.39%	2,930,808
2010	14.021652	15.342067	9.42%	2,733,141
2009	11.930560	14.021652	17.53%	2,695,956

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	27.317453	24.864547	-8.98%	570,325
2017	23.732035	27.317453	15.11%	712,619
2016	22.175142	23.732035	7.02%	794,363
2015	22.643867	22.175142	-2.07%	926,187
2014	21.869660	22.643867	3.54%	1,114,618
2013	18.115146	21.869660	20.73%	1,136,392
2012	16.142395	18.115146	12.22%	1,307,279
2011	16.718384	16.142395	-3.45%	1,307,392
2010	15.019417	16.718384	11.31%	1,353,244
2009	12.239448	15.019417	22.71%	1,425,451
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.970283	18.014443	-5.04%	447,429
2017	17.607317	18.970283	7.74%	487,560
2016	16.884676	17.607317	4.28%	592,809
2015	17.120976	16.884676	-1.38%	644,798
2014	16.569944	17.120976	3.33%	767,243
2013	15.201313	16.569944	9.00%	850,712
2012	14.263081	15.201313	6.58%	954,678
2011	14.165686	14.263081	0.69%	988,770
2010	13.232525	14.165686	7.05%	1,036,718
2009	11.708659	13.232525	13.01%	1,021,443
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.906932	11.179129	-6.11%	140,697
2017	10.267212	11.906932	15.97%	56,483
2016	9.587816	10.267212	7.09%	0
2015	9.942437	9.587816	-3.57%	0
2014*	10.000000	9.942437	-0.58%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.054650	12.545857	-3.90%	0
2017	10.873586	13.054650	20.06%	0
2016	10.015883	10.873586	8.56%	0
2015	10.138604	10.015883	-1.21%	0
2014*	10.000000	10.138604	1.39%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	45.125431	39.445356	-12.59%	15,715
2017	39.507271	45.125431	14.22%	18,714
2016	33.291755	39.507271	18.67%	18,937
2015	34.624827	33.291755	-3.85%	19,700
2014	32.076894	34.624827	7.94%	21,053
2013	24.439049	32.076894	31.25%	22,941
2012	21.089310	24.439049	15.88%	28,454
2011	21.935436	21.089310	-3.86%	26,010
2010	17.618923	21.935436	24.50%	15,044
2009	13.059815	17.618923	34.91%	13,265

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.617734	10.371613	-17.80%	91,165
2017	10.188218	12.617734	23.85%	110,642
2016	10.588991	10.188218	-3.78%	132,234
2015	10.804612	10.588991	-2.00%	152,613
2014	11.102585	10.804612	-2.68%	176,378
2013	9.295303	11.102585	19.44%	182,758
2012	8.156839	9.295303	13.96%	199,995
2011	9.148676	8.156839	-10.84%	210,137
2010	8.148819	9.148676	12.27%	194,524
2009	6.068969	8.148819	34.27%	330,106
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.362408	14.973088	-18.46%	34,186
2017	15.189926	18.362408	20.89%	41,600
2016	14.666621	15.189926	3.57%	49,664
2015	15.706984	14.666621	-6.62%	50,542
2014	17.627839	15.706984	-10.90%	51,284
2013	14.761709	17.627839	19.42%	0
2012	12.784645	14.761709	15.46%	0
2011	15.504115	12.784645	-17.54%	0
2010	14.841309	15.504115	4.47%	0
2009	11.616530	14.841309	27.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.919071	18.036958	-4.66%	42,077
2017	14.765440	18.919071	28.13%	61,410
2016	14.674907	14.765440	0.62%	76,724
2015	14.424305	14.674907	1.74%	88,240
2014	13.274541	14.424305	8.66%	103,621
2013	10.010976	13.274541	32.60%	120,319
2012	8.737966	10.010976	14.57%	143,414
2011	9.153164	8.737966	-4.54%	154,664
2010	8.043060	9.153164	13.80%	146,412
2009	6.303040	8.043060	27.61%	208,132
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.847068	14.658444	-12.99%	20,241
2017	14.932410	16.847068	12.82%	23,776
2016	13.043322	14.932410	14.48%	34,476
2015	13.692361	13.043322	-4.74%	38,134
2014	12.590098	13.692361	8.75%	39,630
2013	9.451663	12.590098	33.21%	50,072
2012	8.147953	9.451663	16.00%	51,821
2011	8.795065	8.147953	-7.36%	48,390
2010	7.907475	8.795065	11.22%	35,597
2009	6.291166	7.907475	25.69%	19,403

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.700975	17.146931	-8.31%	65,009
2017	14.864916	18.700975	25.81%	88,864
2016	14.207446	14.864916	4.63%	106,207
2015	14.451836	14.207446	-1.69%	121,330
2014	14.124232	14.451836	2.32%	150,740
2013	10.329616	14.124232	36.74%	155,240
2012	9.133713	10.329616	13.09%	183,727
2011	9.689752	9.133713	-5.74%	206,407
2010	7.766574	9.689752	24.76%	194,481
2009	6.213418	7.766574	25.00%	254,574
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.697417	18.587215	-14.33%	48,261
2017	19.319834	21.697417	12.31%	61,015
2016	16.653512	19.319834	16.01%	69,507
2015	17.383024	16.653512	-4.20%	83,558
2014	15.058030	17.383024	15.44%	103,217
2013	11.250215	15.058030	33.85%	113,230
2012	9.802270	11.250215	14.77%	132,290
2011	10.172277	9.802270	-3.64%	144,552
2010	8.619231	10.172277	18.02%	131,806
2009	6.696728	8.619231	28.71%	200,097
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	29.853466	27.028600	-9.46%	4,863
2017	24.277287	29.853466	22.97%	7,117
2016	22.773486	24.277287	6.60%	8,132
2015	22.963527	22.773486	-0.83%	7,512
2014	22.701579	22.963527	1.15%	10,764
2013	15.986134	22.701579	42.01%	10,245
2012	14.329288	15.986134	11.56%	12,410
2011	14.651154	14.329288	-2.20%	12,114
2010	11.871272	14.651154	23.42%	6,867
2009	9.461478	11.871272	25.47%	5,223
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	42.452377	34.705405	-18.25%	1,967
2017	39.568210	42.452377	7.29%	2,072
2016	31.929678	39.568210	23.92%	2,851
2015	34.538928	31.929678	-7.55%	3,961
2014	32.793069	34.538928	5.32%	5,476
2013	23.739961	32.793069	38.13%	5,587
2012	20.003825	23.739961	18.68%	4,981
2011	21.446564	20.003825	-6.73%	7,914
2010	17.189098	21.446564	24.77%	6,955
2009	13.844194	17.189098	24.16%	6,667

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	39.775851	34.200387	-14.02%	12,687
2017	35.617417	39.775851	11.68%	14,067
2016	29.461724	35.617417	20.89%	15,813
2015	30.441829	29.461724	-3.22%	18,311
2014	30.687821	30.441829	-0.80%	22,501
2013	22.132590	30.687821	38.65%	31,550
2012	19.471320	22.132590	13.67%	45,582
2011	20.953182	19.471320	-7.07%	57,504
2010	16.994550	20.953182	23.29%	54,318
2009	12.814972	16.994550	32.61%	58,698
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	29.126932	28.651847	-1.63%	42,579
2017	24.553508	29.126932	18.63%	56,975
2016	22.390293	24.553508	9.66%	66,455
2015	22.547467	22.390293	-0.70%	78,955
2014	20.440667	22.547467	10.31%	91,762
2013	15.842417	20.440667	29.02%	100,160
2012	14.106368	15.842417	12.31%	114,360
2011	14.245139	14.106368	-0.97%	122,861
2010	12.753523	14.245139	11.70%	123,496
2009	10.296592	12.753523	23.86%	222,495
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.554989	13.774921	-5.36%	32,733
2017	13.899722	14.554989	4.71%	38,129
2016	13.145928	13.899722	5.73%	42,259
2015	14.125389	13.145928	-6.93%	46,235
2014	11.133697	14.125389	26.87%	52,247
2013	10.989318	11.133697	1.31%	59,218
2012	9.638248	10.989318	14.02%	79,929
2011	9.204832	9.638248	4.71%	93,071
2010	7.187353	9.204832	28.07%	98,651
2009	5.582333	7.187353	28.75%	115,861
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.073737	16.021196	-6.16%	32,136
2017	14.276585	17.073737	19.59%	37,023
2016	12.990960	14.276585	9.90%	32,156
2015	13.045731	12.990960	-0.42%	24,860
2014	11.694886	13.045731	11.55%	13,532
2013*	10.000000	11.694886	16.95%	1,237

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.470408	10.413012	-0.55%	63,827
2017	10.448295	10.470408	0.21%	74,237
2016	10.333404	10.448295	1.11%	82,656
2015	10.510667	10.333404	-1.69%	88,248
2014	10.602135	10.510667	-0.86%	96,162
2013	10.735896	10.602135	-1.25%	89,291
2012	10.512764	10.735896	2.12%	74,218
2011	10.519687	10.512764	-0.07%	62,570
2010	10.411702	10.519687	1.04%	60,044
2009	9.853625	10.411702	5.66%	57,504
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.334516	14.285008	-12.55%	3,737
2017	14.501024	16.334516	12.64%	2,451
2016	12.160852	14.501024	19.24%	1,615
2015	12.959975	12.160852	-6.17%	3,039
2014	12.565419	12.959975	3.14%	9,680
2013*	10.000000	12.565419	25.65%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.971059	14.114127	-16.83%	125,581
2017	14.018018	16.971059	21.07%	149,260
2016	14.052606	14.018018	-0.25%	180,399
2015	14.823482	14.052606	-5.20%	193,484
2014	16.359131	14.823482	-9.39%	198,993
2013	13.808265	16.359131	18.47%	199,225
2012	11.707206	13.808265	17.95%	219,625
2011	13.551092	11.707206	-13.61%	215,500
2010	12.916734	13.551092	4.91%	177,126
2009*	10.000000	12.916734	29.17%	256,804
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	16.576371	13.579454	-18.08%	0
2017	13.255513	16.576371	25.05%	0
2016	13.684899	13.255513	-3.14%	0
2015	13.663409	13.684899	0.16%	0
2014	14.319243	13.663409	-4.58%	0
2013	12.318299	14.319243	16.24%	0
2012	10.539596	12.318299	16.88%	0
2011	12.186424	10.539596	-13.51%	0
2010	10.124193	12.186424	20.37%	0
2009	7.629652	10.124193	32.70%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	38.279153	35.283117	-7.83%	386
2017	31.150093	38.279153	22.89%	250
2016	30.313646	31.150093	2.76%	328
2015	30.425806	30.313646	-0.37%	217

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.435470	10.398912	-0.35%	83,166
2017	10.484442	10.435470	-0.47%	113,054
2016	10.499512	10.484442	-0.14%	124,714
2015	10.623678	10.499512	-1.17%	140,456
2014	10.703784	10.623678	-0.75%	153,698
2013	10.783742	10.703784	-0.74%	152,787
2012	10.450412	10.783742	3.19%	158,638
2011	10.562516	10.450412	-1.06%	155,944
2010	10.169582	10.562516	3.86%	134,937
2009	9.096457	10.169582	11.80%	179,950
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	31.066378	28.889948	-7.01%	875
2017	26.589912	31.066378	16.84%	950
2016	24.533294	26.589912	8.38%	1,203
2015	24.984866	24.533294	-1.81%	1,270
2014	22.944678	24.984866	8.89%	1,641
2013	16.902608	22.944678	35.75%	2,087
2012	15.439281	16.902608	9.48%	4,736
2011	16.147547	15.439281	-4.39%	9,038
2010	13.323313	16.147547	21.20%	9,657
2009	10.276191	13.323313	29.65%	12,716
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	41.183926	35.183707	-14.57%	18,018
2017	30.623407	41.183926	34.49%	20,613
2016	31.090162	30.623407	-1.50%	20,661
2015	30.399259	31.090162	2.27%	23,137
2014	30.194472	30.399259	0.68%	31,433
2013	24.102117	30.194472	25.28%	0
2012	20.200529	24.102117	19.31%	0
2011	22.385268	20.200529	-9.76%	0
2010	19.611735	22.385268	14.14%	0
2009	14.265857	19.611735	37.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.641359	10.020424	-5.84%	7,710
2017	10.172515	10.641359	4.61%	11,277
2016	9.703425	10.172515	4.83%	10,747
2015	10.087587	9.703425	-3.81%	12,011
2014	9.977057	10.087587	1.11%	12,915
2013	10.150851	9.977057	-1.71%	16,001
2012*	10.000000	10.150851	1.51%	16,614
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.997362	8.727041	-20.64%	10,485
2017	8.816007	10.997362	24.74%	10,136
2016	9.185747	8.816007	-4.03%	10,703
2015	9.030960	9.185747	1.71%	8,254
2014*	10.000000	9.030960	-9.69%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	30.762901	27.888091	-9.35%	68,637
2017	26.735093	30.762901	15.07%	81,555
2016	24.348919	26.735093	9.80%	92,224
2015	23.938400	24.348919	1.71%	106,863
2014	21.979951	23.938400	8.91%	125,088
2013	16.951357	21.979951	29.66%	137,738
2012	14.736275	16.951357	15.03%	157,575
2011	14.984651	14.736275	-1.66%	173,161
2010	13.114176	14.984651	14.26%	168,184
2009	10.386137	13.114176	26.27%	242,768
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	43.851336	38.697370	-11.75%	9,942
2017	39.021643	43.851336	12.38%	11,773
2016	33.613892	39.021643	16.09%	14,999
2015	36.285046	33.613892	-7.36%	17,205
2014	32.942301	36.285046	10.15%	17,175
2013	23.746363	32.942301	38.73%	19,683
2012	20.457250	23.746363	16.08%	28,234
2011	21.242850	20.457250	-3.70%	29,305
2010	17.498787	21.242850	21.40%	25,957
2009	12.958732	17.498787	35.03%	20,493
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.601456	10.820625	-6.73%	386
2017	10.372123	11.601456	11.85%	387
2016	9.311956	10.372123	11.39%	388
2015	10.394438	9.311956	-10.41%	2,908
2014	10.488976	10.394438	-0.90%	4,793
2013	10.620910	10.488976	-1.24%	6,452
2012*	10.000000	10.620910	6.21%	33,478
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.666607	10.014099	-6.12%	0
2017	9.848932	10.666607	8.30%	329
2016	8.818189	9.848932	11.69%	0
2015	9.155408	8.818189	-3.68%	0
2014	9.152154	9.155408	0.04%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.057562	11.409397	-5.38%	10,067
2017	11.037287	12.057562	9.24%	19,303
2016	10.872244	11.037287	1.52%	16,996
2015	11.872960	10.872244	-8.43%	17,206
2014	11.999326	11.872960	-1.05%	21,029
2013	13.018453	11.999326	-7.83%	21,753
2012	12.540903	13.018453	3.81%	25,954
2011	11.725233	12.540903	6.96%	25,772
2010	10.867188	11.725233	7.90%	12,303
2009*	10.000000	10.867188	8.67%	117

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.398620	11.270563	-1.12%	232,299
2017	11.411284	11.398620	-0.11%	256,948
2016	11.418016	11.411284	-0.06%	282,969
2015	11.550147	11.418016	-1.14%	290,462
2014	11.621253	11.550147	-0.61%	363,121
2013	11.807707	11.621253	-1.58%	368,628
2012	11.318862	11.807707	4.32%	309,281
2011	11.358857	11.318862	-0.35%	281,116
2010	10.946630	11.358857	3.77%	176,817
2009*	10.000000	10.946630	9.47%	125,722
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.205195	10.210339	0.05%	4,892
2017	10.111376	10.205195	0.93%	4,542
2016*	10.000000	10.111376	1.11%	5,963
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.110477	10.890078	-1.98%	129,568
2017	10.744528	11.110477	3.41%	154,047
2016	10.616869	10.744528	1.20%	159,524
2015	10.726161	10.616869	-1.02%	182,149
2014	10.437944	10.726161	2.76%	229,680
2013	10.802571	10.437944	-3.38%	268,256
2012	10.000665	10.802571	8.02%	178,193
2011*	10.000000	10.000665	0.01%	156,072
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.260436	10.164683	-9.73%	3,989
2017*	10.000000	11.260436	12.60%	597
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.352093	13.484297	0.99%	482
2017	10.339118	13.352093	29.14%	0
2016*	10.000000	10.339118	3.39%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	21.740900	17.346626	-20.21%	183
2017	17.409902	21.740900	24.88%	0
2016	18.091348	17.409902	-3.77%	0
2015	18.313271	18.091348	-1.21%	0
2014	19.913587	18.313271	-8.04%	0
2013	15.761587	19.913587	26.34%	0
2012	13.105530	15.761587	20.27%	0
2011	15.992894	13.105530	-18.05%	0
2010	14.734348	15.992894	8.54%	0
2009	11.983921	14.734348	22.95%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.997190	34.818047	-0.51%	18,762
2017	27.865529	34.997190	25.59%	21,166
2016	31.635835	27.865529	-11.92%	21,294
2015	28.513076	31.635835	10.95%	22,952
2014	22.025783	28.513076	29.45%	21,583
2013	14.833985	22.025783	48.48%	24,503
2012	11.478993	14.833985	29.23%	15,194
2011	10.541009	11.478993	8.90%	9,255
2010*	10.000000	10.541009	5.41%	3,356
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.473944	5.277001	-29.39%	14,621
2017	7.728290	7.473944	-3.29%	16,323
2016	5.462367	7.728290	41.48%	16,094
2015	8.342503	5.462367	-34.52%	16,410
2014	10.485340	8.342503	-20.44%	14,993
2013	9.636684	10.485340	8.81%	20,070
2012*	10.000000	9.636684	-3.63%	18,511
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.645073	5.408764	-29.25%	10,867
2017	7.883262	7.645073	-3.02%	13,003
2016	5.560380	7.883262	41.78%	13,622
2015	8.469315	5.560380	-34.35%	14,224
2014	10.612744	8.469315	-20.20%	18,785
2013	9.732728	10.612744	9.04%	19,464
2012*	10.000000	9.732728	-2.67%	21,768
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	25.376856	21.702381	-14.48%	2,459
2017	20.341533	25.376856	24.75%	2,531
2016	19.846024	20.341533	2.50%	2,562
2015	20.764199	19.846024	-4.42%	2,596
2014	19.100218	20.764199	8.71%	6,264
2013	14.456610	19.100218	32.12%	6,489
2012	12.603220	14.456610	14.71%	6,528
2011	13.711462	12.603220	-8.08%	6,968
2010	12.371761	13.711462	10.83%	6,434
2009	9.870074	12.371761	25.35%	6,656
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	20.906027	20.023343	-4.22%	0
2017	18.878926	20.906027	10.74%	0
2016	17.773243	18.878926	6.22%	0
2015	17.794224	17.773243	-0.12%	0
2014	15.278676	17.794224	16.46%	0
2013	12.946262	15.278676	18.02%	0
2012	11.610488	12.946262	11.50%	0
2011	11.052262	11.610488	5.05%	0
2010	9.889189	11.052262	11.76%	0
2009	8.682625	9.889189	13.90%	0

Additional Contract Options Elected Total - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.978061	25.696154	-1.09%	0
2017	19.563976	25.978061	32.79%	0
2016	19.728694	19.563976	-0.83%	0
2015	19.733444	19.728694	-0.02%	0
2014	19.259225	19.733444	2.46%	0
2013	13.956597	19.259225	37.99%	0
2012	11.751783	13.956597	18.76%	0
2011	12.611077	11.751783	-6.81%	0
2010*	10.000000	12.611077	26.11%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	30.036811	30.016884	-0.07%	14,542
2017	24.191220	30.036811	24.16%	19,397
2016	22.758334	24.191220	6.30%	23,530
2015	23.754529	22.758334	-4.19%	27,045
2014	24.540435	23.754529	-3.20%	28,135
2013	16.558629	24.540435	48.20%	26,050
2012	15.560948	16.558629	6.41%	29,266
2011	16.533472	15.560948	-5.88%	27,025
2010	13.220174	16.533472	25.06%	19,304
2009	8.779302	13.220174	50.58%	895

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.866366	11.753203	-8.65%	0
2017	11.413726	12.866366	12.73%	0
2016	11.198394	11.413726	1.92%	0
2015	11.507001	11.198394	-2.68%	0
2014	11.199261	11.507001	2.75%	0
2013	10.147362	11.199261	10.37%	0
2012*	10.000000	10.147362	1.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	31.551240	29.288877	-7.17%	63
2017	26.980316	31.551240	16.94%	77
2016	24.635151	26.980316	9.52%	92
2015	24.633499	24.635151	0.01%	385
2014	22.859541	24.633499	7.76%	428
2013	17.225318	22.859541	32.71%	469
2012	14.900874	17.225318	15.60%	236
2011	14.247159	14.900874	4.59%	1,794
2010	12.809821	14.247159	11.22%	1,663
2009	10.795030	12.809821	18.66%	1,846
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.653642	-23.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	44.722862	37.348915	-16.49%	772
2017	40.191453	44.722862	11.27%	837
2016	32.662638	40.191453	23.05%	950
2015	35.126554	32.662638	-7.01%	1,074
2014	32.699958	35.126554	7.42%	1,390
2013	24.095626	32.699958	35.71%	1,379
2012	20.628604	24.095626	16.81%	1,639
2011	22.894965	20.628604	-9.90%	2,641
2010	18.342594	22.894965	24.82%	748
2009	13.040332	18.342594	40.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.950806	13.366726	-4.19%	12,517
2017	13.647256	13.950806	2.22%	13,048
2016	13.258770	13.647256	2.93%	14,115
2015	13.787333	13.258770	-3.83%	17,852
2014	13.536422	13.787333	1.85%	19,915
2013	15.000600	13.536422	-9.76%	21,563
2012	14.167698	15.000600	5.88%	17,229
2011	12.858112	14.167698	10.18%	35,093
2010	12.405588	12.858112	3.65%	42,853
2009	11.415645	12.405588	8.67%	57,154

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	30.385583	27.802772	-8.50%	64
2017	25.616326	30.385583	18.62%	1,123
2016	22.949789	25.616326	11.62%	1,138
2015	24.747936	22.949789	-7.27%	1,167
2014	22.343956	24.747936	10.76%	1,167
2013	16.726120	22.343956	33.59%	1,167
2012	14.821372	16.726120	12.85%	1,310
2011	14.613877	14.821372	1.42%	1,689
2010	13.017014	14.613877	12.27%	1,918
2009	11.209491	13.017014	16.12%	1,918
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	30.306185	26.006430	-14.19%	3,309
2017	27.573290	30.306185	9.91%	3,474
2016	22.787022	27.573290	21.00%	4,731
2015	23.481479	22.787022	-2.96%	4,032
2014	20.487919	23.481479	14.61%	6,782
2013	15.995919	20.487919	28.08%	7,544
2012	13.958477	15.995919	14.60%	8,285
2011	14.276613	13.958477	-2.23%	8,823
2010	12.169785	14.276613	17.31%	11,490
2009	9.508752	12.169785	27.99%	12,713
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.822385	10.361848	-4.26%	0
2017	10.250078	10.822385	5.58%	0
2016	9.214075	10.250078	11.24%	0
2015*	10.000000	9.214075	-7.86%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.064063	9.850820	-2.12%	0
2017	9.889492	10.064063	1.77%	0
2016	9.788805	9.889492	1.03%	0
2015*	10.000000	9.788805	-2.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.830491	11.711713	-8.72%	0
2017	11.170131	12.830491	14.86%	0
2016	9.760789	11.170131	14.44%	0
2015*	10.000000	9.760789	-2.39%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.083716	15.566696	-8.88%	3,166
2017	15.236876	17.083716	12.12%	3,180
2016	14.886200	15.236876	2.36%	3,369
2015	15.250235	14.886200	-2.39%	3,382
2014	15.173580	15.250235	0.51%	3,479
2013	13.450045	15.173580	12.81%	3,028
2012	12.405078	13.450045	8.42%	58,173
2011	13.056117	12.405078	-4.99%	60,882
2010	12.063857	13.056117	8.23%	17,121
2009*	10.000000	12.063857	20.64%	8,628
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.200443	9.654694	-5.35%	0
2017*	10.000000	10.200443	2.00%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.726225	13.696513	-18.11%	172
2017	15.178377	16.726225	10.20%	191
2016	11.742909	15.178377	29.26%	203
2015	12.732461	11.742909	-7.77%	215
2014	12.226317	12.732461	4.14%	228
2013*	10.000000	12.226317	22.26%	585
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.477918	11.203800	-16.87%	0
2017	11.881684	13.477918	13.43%	0
2016	10.459835	11.881684	13.59%	0
2015	10.882169	10.459835	-3.88%	0
2014*	10.000000	10.882169	8.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	32.535677	29.198461	-10.26%	5,740
2017	29.355301	32.535677	10.83%	7,654
2016	23.679016	29.355301	23.97%	7,755
2015	24.588023	23.679016	-3.70%	8,232
2014	23.722219	24.588023	3.65%	9,616
2013	17.097628	23.722219	38.75%	11,579
2012	14.982459	17.097628	14.12%	13,106
2011	15.109725	14.982459	-0.84%	15,086
2010	12.178690	15.109725	24.07%	24,923
2009	9.879210	12.178690	23.28%	27,871

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	32.818228	30.785453	-6.19%	14,331
2017	27.458302	32.818228	19.52%	14,541
2016	24.988192	27.458302	9.89%	14,594
2015	25.124808	24.988192	-0.54%	14,863
2014	22.529274	25.124808	11.52%	17,209
2013	17.348611	22.529274	29.86%	18,745
2012	15.237582	17.348611	13.85%	25,712
2011	15.207074	15.237582	0.20%	34,394
2010	13.465411	15.207074	12.93%	64,023
2009	10.834719	13.465411	24.28%	73,205
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	28.913020	26.481247	-8.41%	3,244
2017	23.086747	28.913020	25.24%	4,236
2016	21.753084	23.086747	6.13%	4,437
2015	22.677370	21.753084	-4.08%	4,356
2014	21.329906	22.677370	6.32%	4,423
2013	17.904014	21.329906	19.13%	4,642
2012	16.487382	17.904014	8.59%	4,713
2011	15.377130	16.487382	7.22%	8,458
2010	13.555906	15.377130	13.43%	5,039
2009	11.248056	13.555906	20.52%	3,371
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	27.413401	21.814401	-20.42%	398
2017	22.353677	27.413401	22.63%	420
2016	19.411208	22.353677	15.16%	444
2015	20.196248	19.411208	-3.89%	459
2014	20.215855	20.196248	-0.10%	474
2013	13.832750	20.215855	46.14%	488
2012	11.668047	13.832750	18.55%	504
2011	13.769189	11.668047	-15.26%	521
2010	10.674896	13.769189	28.99%	421
2009	8.608565	10.674896	24.00%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.676210	10.516883	-1.49%	4,096
2017	10.467062	10.676210	2.00%	4,142
2016	9.743631	10.467062	7.42%	4,169
2015	9.981009	9.743631	-2.38%	4,199
2014	10.065127	9.981009	-0.84%	4,230
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.050954	-9.49%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	14.370871	14.057584	-2.18%	713
2017	14.047662	14.370871	2.30%	10,710
2016	13.760581	14.047662	2.09%	724
2015	14.017558	13.760581	-1.83%	1,126
2014	13.734133	14.017558	2.06%	1,219
2013	13.825382	13.734133	-0.66%	3,637
2012	12.811898	13.825382	7.91%	3,390
2011	12.739747	12.811898	0.57%	9,248
2010	11.932364	12.739747	6.77%	8,868
2009	10.071721	11.932364	18.47%	11,714
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.239455	-17.61%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.333690	16.361379	-5.61%	21,104
2017	15.584759	17.333690	11.22%	39,346
2016	15.019876	15.584759	3.76%	40,962
2015	15.314365	15.019876	-1.92%	41,623
2014	14.904171	15.314365	2.75%	45,272
2013	13.353585	14.904171	11.61%	47,472
2012	12.137701	13.353585	10.02%	47,146
2011	12.362512	12.137701	-1.82%	47,220
2010	11.140329	12.362512	10.97%	11,393
2009	9.115000	11.140329	22.22%	11,434
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.638301	17.259034	-7.40%	8,569
2017	16.258460	18.638301	14.64%	9,005
2016	15.584357	16.258460	4.33%	9,447
2015	15.878515	15.584357	-1.85%	10,630
2014	15.396454	15.878515	3.13%	11,031
2013	13.503728	15.396454	14.02%	12,384
2012	12.112700	13.503728	11.48%	14,800
2011	12.438770	12.112700	-2.62%	9,947
2010	11.034212	12.438770	12.73%	9,538
2009	8.705603	11.034212	26.75%	6,589
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.286081	18.389530	-9.35%	242
2017	17.045801	20.286081	19.01%	253
2016	16.251325	17.045801	4.89%	254
2015	16.569826	16.251325	-1.92%	255
2014	16.044076	16.569826	3.28%	614
2013	13.402528	16.044076	19.71%	615
2012	11.801584	13.402528	13.57%	842
2011	12.317292	11.801584	-4.19%	0
2010	10.779212	12.317292	14.27%	956
2009	8.333860	10.779212	29.34%	278

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.939894	11.249017	-5.79%	996
2017	10.428287	11.939894	14.50%	0
2016*	10.000000	10.428287	4.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	17.027317	12.629626	-25.83%	4,581
2017	17.761336	17.027317	-4.13%	5,258
2016	13.492114	17.761336	31.64%	6,690
2015	17.266811	13.492114	-21.86%	2,958
2014	20.074950	17.266811	-13.99%	1,977
2013	16.400030	20.074950	22.41%	4,667
2012	15.881541	16.400030	3.26%	3,938
2011	16.990007	15.881541	-6.52%	5,491
2010	14.460817	16.990007	17.49%	5,558
2009	9.938215	14.460817	45.51%	11,939
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	28.445399	25.650594	-9.83%	5,093
2017	25.608609	28.445399	11.08%	5,355
2016	22.063882	25.608609	16.07%	5,327
2015	23.367594	22.063882	-5.58%	5,882
2014	21.846866	23.367594	6.96%	7,869
2013	17.333480	21.846866	26.04%	10,103
2012	15.018702	17.333480	15.41%	9,392
2011	15.132410	15.018702	-0.75%	15,754
2010	13.354933	15.132410	13.31%	13,628
2009	10.428218	13.354933	28.07%	12,951
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.941018	11.585966	-10.47%	0
2017	11.254640	12.941018	14.98%	0
2016*	10.000000	11.254640	12.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	34.924150	34.283642	-1.83%	912
2017	26.271633	34.924150	32.93%	870
2016	26.497911	26.271633	-0.85%	382
2015	25.138497	26.497911	5.41%	838
2014	22.966164	25.138497	9.46%	1,833
2013	17.126502	22.966164	34.10%	2,787
2012	15.183404	17.126502	12.80%	3,343
2011	15.403556	15.183404	-1.43%	8,604
2010	12.612505	15.403556	22.13%	5,463
2009	9.996152	12.612505	26.17%	5,746

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.709623	14.388409	-2.18%	115,091
2017	14.345257	14.709623	2.54%	126,220
2016	13.924842	14.345257	3.02%	136,560
2015	14.243590	13.924842	-2.24%	146,404
2014	13.677465	14.243590	4.14%	177,001
2013	14.164557	13.677465	-3.44%	205,917
2012	13.603837	14.164557	4.12%	228,164
2011	12.889647	13.603837	5.54%	252,213
2010	12.155176	12.889647	6.04%	225,504
2009	10.676221	12.155176	13.85%	244,551
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	47.605320	40.001478	-15.97%	6,397
2017	40.053520	47.605320	18.85%	6,800
2016	36.293322	40.053520	10.36%	7,936
2015	37.418106	36.293322	-3.01%	9,956
2014	35.790612	37.418106	4.55%	15,549
2013	26.715741	35.790612	33.97%	16,969
2012	23.651653	26.715741	12.96%	19,096
2011	26.907004	23.651653	-12.10%	28,849
2010	21.224553	26.907004	26.77%	42,176
2009	15.402902	21.224553	37.80%	40,490
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	27.194661	22.774667	-16.25%	284
2017	21.217072	27.194661	28.17%	286
2016	22.714161	21.217072	-6.59%	309
2015	22.301526	22.714161	1.85%	1,043
2014	24.664606	22.301526	-9.58%	152
2013	19.217434	24.664606	28.34%	152
2012	16.191358	19.217434	18.69%	152
2011	19.865603	16.191358	-18.50%	152
2010	17.856604	19.865603	11.25%	0
2009	14.348047	17.856604	24.45%	47
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.385543	11.422929	-7.77%	0
2017	12.104385	12.385543	2.32%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	38.076687	30.971555	-18.66%	74
2017	32.426951	38.076687	17.42%	1,137
2016	30.095641	32.426951	7.75%	1,147
2015	31.528900	30.095641	-4.55%	1,439
2014	30.021284	31.528900	5.02%	1,789
2013	23.387917	30.021284	28.36%	1,956
2012	18.668231	23.387917	25.28%	1,805
2011	20.813890	18.668231	-10.31%	2,397
2010	16.708512	20.813890	24.57%	2,394
2009	10.783003	16.708512	54.95%	2,687

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.331894	12.766739	-10.92%	0
2017	12.979987	14.331894	10.42%	0
2016	11.630788	12.979987	11.60%	0
2015	12.577409	11.630788	-7.53%	0
2014	12.402760	12.577409	1.41%	0
2013	10.162991	12.402760	22.04%	0
2012	8.937286	10.162991	13.71%	0
2011	9.205881	8.937286	-2.92%	0
2010	8.468198	9.205881	8.71%	0
2009	6.593718	8.468198	28.43%	3,106
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.955929	15.997716	-5.65%	15,327
2017	15.679311	16.955929	8.14%	19,781
2016	13.945670	15.679311	12.43%	21,092
2015	15.217169	13.945670	-8.36%	22,385
2014	14.752286	15.217169	3.15%	25,292
2013	13.131082	14.752286	12.35%	24,123
2012	11.822160	13.131082	11.07%	76,055
2011	11.710454	11.822160	0.95%	89,110
2010	10.540823	11.710454	11.10%	88,690
2009	7.884068	10.540823	33.70%	94,781
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	32.979931	30.865498	-6.41%	3,280
2017	27.743155	32.979931	18.88%	3,327
2016	24.246295	27.743155	14.42%	6,820
2015	25.521602	24.246295	-5.00%	17,086
2014	23.807265	25.521602	7.20%	18,634
2013	18.617738	23.807265	27.87%	20,598
2012	16.865312	18.617738	10.39%	19,565
2011	16.136270	16.865312	4.52%	22,203
2010	13.564864	16.136270	18.96%	14,295
2009	11.724024	13.564864	15.70%	19,408
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	42.024243	36.097407	-14.10%	13,686
2017	38.516534	42.024243	9.11%	16,597
2016	30.004228	38.516534	28.37%	18,881
2015	32.857486	30.004228	-8.68%	22,190
2014	33.134856	32.857486	-0.84%	25,552
2013	24.666418	33.134856	34.33%	30,745
2012	21.131763	24.666418	16.73%	35,886
2011	22.268576	21.131763	-5.11%	44,134
2010	17.613557	22.268576	26.43%	28,351
2009	13.831043	17.613557	27.35%	43,766

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.871008	9.855188	-16.98%	18,202
2017	8.574241	11.871008	38.45%	30,984
2016	7.404213	8.574241	15.80%	12,538
2015	9.340420	7.404213	-20.73%	12,218
2014*	10.000000	9.340420	-6.60%	11,806
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	24.766222	20.646927	-16.63%	2,664
2017	21.523849	24.766222	15.06%	2,731
2016	20.367227	21.523849	5.68%	2,853
2015	22.090754	20.367227	-7.80%	2,817
2014	25.210902	22.090754	-12.38%	3,288
2013	20.792547	25.210902	21.25%	187
2012	17.836353	20.792547	16.57%	188
2011	20.241864	17.836353	-11.88%	303
2010	18.937097	20.241864	6.89%	115
2009	14.014601	18.937097	35.12%	115
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.420185	9.467559	0.50%	40,021
2017	9.373067	9.420185	0.50%	56,943
2016	9.234439	9.373067	1.50%	31,960
2015	9.786881	9.234439	-5.64%	32,259
2014	9.747174	9.786881	0.41%	33,569
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.493278	11.783339	-5.68%	0
2017	11.201482	12.493278	11.53%	0
2016	10.887821	11.201482	2.88%	0
2015	11.724461	10.887821	-7.14%	0
2014	11.439596	11.724461	2.49%	0
2013	10.216034	11.439596	11.98%	0
2012*	10.000000	10.216034	2.16%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.399426	-6.01%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.293377	9.633489	-6.41%	0
2017	10.069135	10.293377	2.23%	0
2016	10.261346	10.069135	-1.87%	0
2015	10.218121	10.261346	0.42%	0
2014	9.901832	10.218121	3.19%	0
2013*	10.000000	9.901832	-0.98%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.440859	17.473921	-5.24%	1,552
2017	14.722748	18.440859	25.25%	1,583
2016	14.636028	14.722748	0.59%	1,761
2015	14.170716	14.636028	3.28%	1,817
2014	13.286584	14.170716	6.65%	1,865
2013	9.639190	13.286584	37.84%	1,882
2012*	10.000000	9.639190	-3.61%	1,897
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.414917	13.434967	-12.84%	0
2017	13.635181	15.414917	13.05%	0
2016	12.219799	13.635181	11.58%	0
2015	12.947557	12.219799	-5.62%	0
2014	12.605778	12.947557	2.71%	0
2013	9.951975	12.605778	26.67%	0
2012*	10.000000	9.951975	-0.48%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.564859	15.372267	-7.20%	547
2017	13.753977	16.564859	20.44%	558
2016	13.869350	13.753977	-0.83%	926
2015	13.921263	13.869350	-0.37%	1,108
2014	13.110494	13.921263	6.18%	1,904
2013	9.733711	13.110494	34.69%	2,112
2012*	10.000000	9.733711	-2.66%	2,440
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.934950	14.856103	-6.77%	1,327
2017	13.663774	15.934950	16.62%	1,349
2016	14.222515	13.663774	-3.93%	1,372
2015	15.738069	14.222515	-9.63%	1,419
2014	16.848661	15.738069	-6.59%	1,945
2013	13.655847	16.848661	23.38%	2,414
2012	11.621612	13.655847	17.50%	6,714
2011	12.701575	11.621612	-8.50%	9,721
2010	11.853499	12.701575	7.15%	11,797
2009*	10.000000	11.853499	18.53%	2,534
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.144268	12.685174	-3.49%	1,787
2017	12.495843	13.144268	5.19%	374
2016	10.907239	12.495843	14.56%	397
2015	11.831775	10.907239	-7.81%	1,482
2014	11.775487	11.831775	0.48%	1,508
2013	10.807899	11.775487	8.95%	1,201
2012*	10.000000	10.807899	8.08%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.675460	16.431109	-1.47%	1,135
2017	13.327068	16.675460	25.12%	307
2016	12.736838	13.327068	4.63%	319
2015	13.710154	12.736838	-7.10%	331
2014	12.890411	13.710154	6.36%	715
2013	10.061249	12.890411	28.12%	554
2012*	10.000000	10.061249	0.61%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	28.270130	27.992411	-0.98%	0
2017	24.269132	28.270130	16.49%	2,156
2016	23.592719	24.269132	2.87%	2,156
2015	23.829884	23.592719	-1.00%	2,156
2014	22.328703	23.829884	6.72%	2,167
2013	18.902474	22.328703	18.13%	2,167
2012	16.909810	18.902474	11.78%	2,167
2011	16.920141	16.909810	-0.06%	156
2010	15.871579	16.920141	6.61%	156
2009	12.817794	15.871579	23.82%	209
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.045420	9.776616	-2.68%	0
2017	9.857161	10.045420	1.91%	0
2016	9.779457	9.857161	0.79%	0
2015*	10.000000	9.779457	-2.21%	681
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	20.332110	20.390420	0.29%	7,904
2017	15.861951	20.332110	28.18%	9,060
2016	15.780035	15.861951	0.52%	10,045
2015	14.297359	15.780035	10.37%	17,540
2014	13.368358	14.297359	6.95%	12,450
2013	10.358718	13.368358	29.05%	12,225
2012	8.482366	10.358718	22.12%	15,889
2011	9.244280	8.482366	-8.24%	18,758
2010	8.804961	9.244280	4.99%	18,404
2009	6.115769	8.804961	43.97%	15,623
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	12.833501	12.767852	-0.51%	3,598
2017	8.981275	12.833501	42.89%	4,757
2016	8.000281	8.981275	12.26%	4,521
2015	7.753674	8.000281	3.18%	16,551
2014	7.191528	7.753674	7.82%	3,745
2013	5.387065	7.191528	33.50%	2,686
2012	4.585625	5.387065	17.48%	1,582

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	12.758320	10.674686	-16.33%	3,505
2017	9.891780	12.758320	28.98%	3,566
2016	10.753120	9.891780	-8.01%	3,770
2015	11.958752	10.753120	-10.08%	9,749
2014	13.798396	11.958752	-13.33%	9,846
2013	12.245458	13.798396	12.68%	10,011
2012	10.973363	12.245458	11.59%	13,379
2011	16.447983	10.973363	-33.28%	0
2010	13.343189	16.447983	23.27%	0
2009	7.557080	13.343189	76.57%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.943252	8.787028	-19.70%	0
2017	8.682196	10.943252	26.04%	0
2016	7.290203	8.682196	19.09%	0
2015	9.248700	7.290203	-21.18%	0
2014	9.836154	9.248700	-5.97%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.208209	9.961199	-2.42%	0
2017	9.967627	10.208209	2.41%	0
2016*	10.000000	9.967627	-0.32%	2,234
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.737690	16.218645	-3.10%	122
2017	13.436526	16.737690	24.57%	163
2016	12.524759	13.436526	7.28%	199
2015	12.981137	12.524759	-3.52%	224
2014	14.232107	12.981137	-8.79%	252
2013	10.221111	14.232107	39.24%	306
2012*	10.000000	10.221111	2.21%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	35.660763	31.517354	-11.62%	55,899
2017	30.819012	35.660763	15.71%	64,777
2016	27.471006	30.819012	12.19%	73,831
2015	28.123748	27.471006	-2.32%	81,337
2014	25.882444	28.123748	8.66%	95,182
2013	19.358837	25.882444	33.70%	113,422
2012	16.943327	19.358837	14.26%	127,279
2011	17.263936	16.943327	-1.86%	146,160
2010	15.743119	17.263936	9.66%	87,955
2009	13.039191	15.743119	20.74%	99,111

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	20.031974	17.829384	-11.00%	18,537
2017	16.019269	20.031974	25.05%	18,585
2016	15.645110	16.019269	2.39%	20,250
2015	14.924020	15.645110	4.83%	21,774
2014	14.966396	14.924020	-0.28%	21,483
2013	11.892421	14.966396	25.85%	21,862
2012	10.404132	11.892421	14.30%	19,997
2011	10.742489	10.404132	-3.15%	17,431
2010*	10.000000	10.742489	7.42%	1,881
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.828749	12.720981	-0.84%	357
2017	10.156324	12.828749	26.31%	357
2016	9.731620	10.156324	4.36%	358
2015*	10.000000	9.731620	-2.68%	519
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	14.023135	13.699852	-2.31%	6,505
2017	13.430044	14.023135	4.42%	3,567
2016	12.866244	13.430044	4.38%	3,568
2015	13.158440	12.866244	-2.22%	3,724
2014	12.406655	13.158440	6.06%	4,141
2013	12.656237	12.406655	-1.97%	4,878
2012	11.755672	12.656237	7.66%	4,852
2011	11.310953	11.755672	3.93%	6,080
2010	10.735258	11.310953	5.36%	7,113
2009	9.953942	10.735258	7.85%	7,909
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	25.879016	23.717302	-8.35%	0
2017	23.949774	25.879016	8.06%	0
2016	21.964862	23.949774	9.04%	0
2015	22.541685	21.964862	-2.56%	0
2014	22.219526	22.541685	1.45%	0
2013	24.697659	22.219526	-10.03%	0
2012	21.250416	24.697659	16.22%	0
2011	20.163250	21.250416	5.39%	0
2010	18.634210	20.163250	8.21%	0
2009	14.524848	18.634210	28.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.341212	9.391272	-9.19%	0
2017	9.318677	10.341212	10.97%	0
2016	8.220270	9.318677	13.36%	0
2015*	10.000000	8.220270	-17.80%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.443201	17.792838	-8.49%	220
2017	16.779008	19.443201	15.88%	220
2016	15.329703	16.779008	9.45%	0
2015	16.747703	15.329703	-8.47%	0
2014	17.343482	16.747703	-3.44%	0
2013	13.333512	17.343482	30.07%	0
2012	11.028004	13.333512	20.91%	0
2011	11.287082	11.028004	-2.30%	0
2010*	10.000000	11.287082	12.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.779552	23.902113	-10.74%	4,876
2017	25.045400	26.779552	6.92%	5,238
2016	21.129292	25.045400	18.53%	6,407
2015	22.425420	21.129292	-5.78%	9,222
2014	20.136570	22.425420	11.37%	19,451
2013	15.510016	20.136570	29.83%	19,240
2012	13.745157	15.510016	12.84%	19,177
2011	13.872436	13.745157	-0.92%	33,363
2010	12.434021	13.872436	11.57%	111,334
2009*	10.000000	12.434021	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.782037	16.658781	-6.32%	446,557
2017	15.574154	17.782037	14.18%	504,364
2016	14.490563	15.574154	7.48%	580,145
2015	14.553097	14.490563	-0.43%	635,540
2014	14.058163	14.553097	3.52%	713,718
2013	11.564862	14.058163	21.56%	744,625
2012	10.136363	11.564862	14.09%	781,939
2011	10.185355	10.136363	-0.48%	805,607
2010	9.221689	10.185355	10.45%	809,346
2009	7.578222	9.221689	21.69%	809,523
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.834619	11.542789	-2.47%	97,944
2017	11.628721	11.834619	1.77%	97,012
2016	11.488878	11.628721	1.22%	101,633
2015	11.678990	11.488878	-1.63%	105,470
2014	11.283092	11.678990	3.51%	121,561
2013	11.745615	11.283092	-3.94%	125,433
2012	11.349117	11.745615	3.49%	116,902
2011	10.886683	11.349117	4.25%	71,329
2010	10.417221	10.886683	4.51%	91,362
2009	9.420556	10.417221	10.58%	85,559

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.628911	18.422069	-10.70%	5,703
2017	15.974195	20.628911	29.14%	5,839
2016	16.170109	15.974195	-1.21%	5,278
2015	15.392570	16.170109	5.05%	5,628
2014	15.329730	15.392570	0.41%	30,158
2013	12.085782	15.329730	26.84%	31,051
2012	10.040218	12.085782	20.37%	31,237
2011	11.227749	10.040218	-10.58%	33,362
2010	10.230924	11.227749	9.74%	48,538
2009	7.327629	10.230924	39.62%	46,788
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.932193	20.502033	-2.06%	3,147
2017	16.611103	20.932193	26.01%	2,922
2016	15.446288	16.611103	7.54%	2,830
2015	14.719560	15.446288	4.94%	3,061
2014	13.814202	14.719560	6.55%	28,261
2013	10.809513	13.814202	27.80%	29,139
2012	9.338308	10.809513	15.75%	30,100
2011	9.936478	9.338308	-6.02%	35,831
2010	8.526248	9.936478	16.54%	85,649
2009	6.230855	8.526248	36.84%	85,803
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.559399	16.933919	-3.56%	78,341
2017	14.605454	17.559399	20.22%	82,721
2016	13.333890	14.605454	9.54%	95,795
2015	13.377837	13.333890	-0.33%	97,540
2014	12.308889	13.377837	8.68%	95,430
2013	9.388388	12.308889	31.11%	108,735
2012	8.134094	9.388388	15.42%	115,100
2011	8.437999	8.134094	-3.60%	55,437
2010	7.711392	8.437999	9.42%	67,408
2009	5.984290	7.711392	28.86%	56,253
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	18.997648	18.291004	-3.72%	7,766
2017	18.119421	18.997648	4.85%	7,885
2016	16.913513	18.119421	7.13%	9,918
2015	17.664212	16.913513	-4.25%	11,622
2014	17.245278	17.664212	2.43%	12,571
2013	17.689046	17.245278	-2.51%	15,256
2012	15.982935	17.689046	10.67%	15,384
2011	15.357303	15.982935	4.07%	17,402
2010	14.084147	15.357303	9.04%	12,044
2009	11.484237	14.084147	22.64%	14,807

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	31.314335	28.570298	-8.76%	10,731
2017	26.984573	31.314335	16.05%	12,899
2016	23.276193	26.984573	15.93%	14,636
2015	25.252027	23.276193	-7.82%	16,484
2014	23.511832	25.252027	7.40%	18,292
2013	17.624183	23.511832	33.41%	26,845
2012	15.126390	17.624183	16.51%	30,207
2011	15.742066	15.126390	-3.91%	39,170
2010	13.829387	15.742066	13.83%	30,878
2009	10.934663	13.829387	26.47%	15,898
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.997228	9.923940	-9.76%	0
2017	9.417005	10.997228	16.78%	0
2016	9.274464	9.417005	1.54%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.087864	0.88%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	23.242903	22.228476	-4.36%	18,921
2017	22.080067	23.242903	5.27%	20,635
2016	19.615821	22.080067	12.56%	16,591
2015	20.426952	19.615821	-3.97%	16,944
2014	20.201762	20.426952	1.11%	16,139
2013	19.135299	20.201762	5.57%	0
2012	16.941511	19.135299	12.95%	0
2011	16.549674	16.941511	2.37%	0
2010	14.833325	16.549674	11.57%	0
2009	10.304084	14.833325	43.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.541204	16.428243	-6.34%	127
2017	14.259000	17.541204	23.02%	127
2016	12.735992	14.259000	11.96%	127
2015	13.072769	12.735992	-2.58%	127
2014	12.442258	13.072769	5.07%	127
2013	8.791616	12.442258	41.52%	840
2012	7.631891	8.791616	15.20%	1,196
2011	8.761246	7.631891	-12.89%	0
2010	7.700756	8.761246	13.77%	2,584
2009	5.105865	7.700756	50.82%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.718105	17.370374	-7.20%	53,403
2017	16.037967	18.718105	16.71%	67,233
2016	14.771788	16.037967	8.57%	77,862
2015	15.044481	14.771788	-1.81%	88,839
2014	13.807006	15.044481	8.96%	107,268
2013	10.106623	13.807006	36.61%	135,951
2012	9.202863	10.106623	9.82%	161,333
2011	9.648356	9.202863	-4.62%	183,087
2010	7.919325	9.648356	21.83%	115,277
2009	6.118502	7.919325	29.43%	192,705
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.596576	13.724650	-12.00%	0
2017	13.203291	15.596576	18.13%	0
2016	12.356765	13.203291	6.85%	0
2015	12.755942	12.356765	-3.13%	0
2014	12.380335	12.755942	3.03%	0
2013	9.697646	12.380335	27.66%	0
2012	8.467819	9.697646	14.52%	0
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.215221	13.141460	-7.55%	30,698
2017	12.865962	14.215221	10.49%	33,139
2016	12.297011	12.865962	4.63%	35,985
2015	12.605143	12.297011	-2.44%	40,696
2014	12.257368	12.605143	2.84%	48,035
2013	10.842213	12.257368	13.05%	57,517
2012	9.901343	10.842213	9.50%	85,141
2011	10.178550	9.901343	-2.72%	63,974
2010	9.350064	10.178550	8.86%	39,771
2009	7.914141	9.350064	18.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.102205	13.674624	-9.45%	29,769
2017	13.225621	15.102205	14.19%	33,608
2016	12.497841	13.225621	5.82%	36,105
2015	12.845981	12.497841	-2.71%	38,862
2014	12.443839	12.845981	3.23%	34,188
2013	10.409028	12.443839	19.55%	36,121
2012	9.289782	10.409028	12.05%	41,086
2011	9.757848	9.289782	-4.80%	48,540
2010	8.805424	9.757848	10.82%	33,754
2009	7.192456	8.805424	22.43%	6,921

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.582629	12.082336	-3.98%	65,478
2017	11.997916	12.582629	4.87%	74,247
2016	11.631259	11.997916	3.15%	86,373
2015	11.883626	11.631259	-2.12%	77,981
2014	11.663208	11.883626	1.89%	159,440
2013	11.272747	11.663208	3.46%	178,989
2012	10.635656	11.272747	5.99%	177,445
2011	10.636271	10.635656	-0.01%	52,696
2010	10.100382	10.636271	5.31%	48,600
2009	9.063670	10.100382	11.44%	7,824
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.124200	11.115278	-8.32%	0
2017	10.713871	12.124200	13.16%	0
2016	10.293601	10.713871	4.08%	0
2015	10.908143	10.293601	-5.63%	0
2014	10.818515	10.908143	0.83%	0
2013*	10.000000	10.818515	8.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.450432	11.406919	-8.38%	0
2017	10.719582	12.450432	16.15%	0
2016	10.235508	10.719582	4.73%	0
2015	10.913038	10.235508	-6.21%	0
2014	10.956949	10.913038	-0.40%	0
2013*	10.000000	10.956949	9.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.697639	13.463834	-8.39%	161,383
2017	13.078748	14.697639	12.38%	181,876
2016	12.426494	13.078748	5.25%	196,895
2015	12.738720	12.426494	-2.45%	227,244
2014	12.354957	12.738720	3.11%	309,794
2013	10.636554	12.354957	16.16%	326,062
2012	9.600365	10.636554	10.79%	362,594
2011	9.968937	9.600365	-3.70%	412,746
2010	9.078170	9.968937	9.81%	188,339
2009	7.550034	9.078170	20.24%	14,766
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.324711	13.673094	-10.78%	36,009
2017	13.163173	15.324711	16.42%	39,840
2016	12.407658	13.163173	6.09%	41,478
2015	12.776465	12.407658	-2.89%	43,062
2014	12.392557	12.776465	3.10%	47,944
2013	10.113294	12.392557	22.54%	78,709
2012	8.951550	10.113294	12.98%	66,849
2011	9.523283	8.951550	-6.00%	68,095
2010	8.523825	9.523283	11.73%	68,838
2009	6.829631	8.523825	24.81%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.726433	12.888584	-6.10%	78,347
2017	12.668439	13.726433	8.35%	83,427
2016	12.120834	12.668439	4.52%	83,905
2015	12.425283	12.120834	-2.45%	104,524
2014	12.107456	12.425283	2.63%	45,045
2013	11.038758	12.107456	9.68%	42,543
2012	10.174002	11.038758	8.50%	79,496
2011	10.346130	10.174002	-1.66%	82,434
2010	9.623621	10.346130	7.51%	76,834
2009	8.293877	9.623621	16.03%	20,887
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.736805	12.471143	-2.09%	49,874
2017	12.398936	12.736805	2.72%	60,773
2016	11.975121	12.398936	3.54%	68,480
2015	12.253038	11.975121	-2.27%	76,190
2014	11.871557	12.253038	3.21%	95,257
2013	12.301968	11.871557	-3.50%	116,106
2012	11.608425	12.301968	5.97%	131,341
2011	11.081510	11.608425	4.75%	130,984
2010	10.525422	11.081510	5.28%	75,409
2009	9.830331	10.525422	7.07%	150,085
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.578570	13.192842	-2.84%	60
2017	13.270936	13.578570	2.32%	60
2016	13.024363	13.270936	1.89%	60
2015	13.277968	13.024363	-1.91%	60
2014	12.839722	13.277968	3.41%	60
2013	13.294413	12.839722	-3.42%	0
2012	12.587652	13.294413	5.61%	0
2011	12.037904	12.587652	4.57%	3,309
2010	11.292531	12.037904	6.60%	3,723
2009	9.836146	11.292531	14.81%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.047338	12.438910	-11.45%	1,808
2017	12.084869	14.047338	16.24%	1,808
2016	11.003026	12.084869	9.83%	0
2015	11.523280	11.003026	-4.51%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.046346	11.857030	-9.12%	0
2017	11.623315	13.046346	12.24%	0
2016	10.837535	11.623315	7.25%	0
2015	11.188505	10.837535	-3.14%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	29.441435	28.579739	-2.93%	25,174
2017	23.497754	29.441435	25.29%	27,860
2016	23.063749	23.497754	1.88%	48,721
2015	22.315087	23.063749	3.35%	16,174
2014	20.846950	22.315087	7.04%	26,863
2013	15.513617	20.846950	34.38%	29,949
2012	13.286735	15.513617	16.76%	33,820
2011	13.819814	13.286735	-3.86%	42,643
2010	12.915914	13.819814	7.00%	105,919
2009*	10.000000	12.915914	29.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	37.512305	30.454490	-18.81%	1,416
2017	26.938673	37.512305	39.25%	1,473
2016	25.419147	26.938673	5.98%	1,607
2015	30.776114	25.419147	-17.41%	1,600
2014	33.110475	30.776114	-7.05%	1,622
2013	33.437184	33.110475	-0.98%	0
2012	28.987850	33.437184	15.35%	0
2011	37.981565	28.987850	-23.68%	0
2010	33.232350	37.981565	14.29%	0
2009	20.666141	33.232350	60.81%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	21.113122	20.805936	-1.45%	42,809
2017	20.974897	21.113122	0.66%	50,089
2016	21.115294	20.974897	-0.66%	53,003
2015	21.438423	21.115294	-1.51%	58,360
2014	20.792772	21.438423	3.11%	90,159
2013	21.979394	20.792772	-5.40%	109,068
2012	21.631021	21.979394	1.61%	118,367
2011	20.453394	21.631021	5.76%	118,075
2010	19.797125	20.453394	3.31%	84,999
2009	19.552553	19.797125	1.25%	125,389
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	12.443260	12.438722	-0.04%	359,589
2017	12.566497	12.443260	-0.98%	344,129
2016	12.743459	12.566497	-1.39%	406,276
2015	12.924399	12.743459	-1.40%	413,842
2014	13.107907	12.924399	-1.40%	480,091
2013	13.294018	13.107907	-1.40%	619,623
2012	13.483293	13.294018	-1.40%	732,842
2011	13.674202	13.483293	-1.40%	954,541
2010	13.868334	13.674202	-1.40%	708,766
2009	14.059346	13.868334	-1.36%	477,006

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.532512	8.847102	-16.00%	5,418
2017	8.405777	10.532512	25.30%	5,558
2016	8.471120	8.405777	-0.77%	5,382
2015	8.877323	8.471120	-4.58%	5,509
2014	9.068653	8.877323	-2.11%	5,684
2013	7.823390	9.068653	15.92%	5,873
2012	6.886208	7.823390	13.61%	5,360
2011	7.759774	6.886208	-11.26%	5,418
2010	6.964308	7.759774	11.42%	6,575
2009	5.456262	6.964308	27.64%	9,599
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.538635	9.769110	-15.34%	20,290
2017	9.402483	11.538635	22.72%	16,289
2016	9.486013	9.402483	-0.88%	16,438
2015	9.756230	9.486013	-2.77%	16,350
2014	10.547416	9.756230	-7.50%	19,768
2013	8.839774	10.547416	19.32%	19,768
2012	7.584319	8.839774	16.55%	24,299
2011	8.825898	7.584319	-14.07%	23,520
2010	8.334511	8.825898	5.90%	33,637
2009	6.572504	8.334511	26.81%	44,901
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	23.517910	21.133665	-10.14%	104,576
2017	20.139296	23.517910	16.78%	110,964
2016	18.657959	20.139296	7.94%	137,922
2015	19.113658	18.657959	-2.38%	153,759
2014	18.464529	19.113658	3.52%	144,529
2013	14.716704	18.464529	25.47%	153,565
2012	12.878109	14.716704	14.28%	173,387
2011	13.595059	12.878109	-5.27%	174,996
2010	12.028363	13.595059	13.03%	185,907
2009	9.590102	12.028363	25.42%	169,747
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.465153	16.384258	-6.19%	88,866
2017	15.938376	17.465153	9.58%	81,208
2016	15.205699	15.938376	4.82%	68,721
2015	15.448431	15.205699	-1.57%	106,097
2014	14.980860	15.448431	3.12%	38,963
2013	13.395360	14.980860	11.84%	20,934
2012	12.420224	13.395360	7.85%	38,031
2011	12.485749	12.420224	-0.52%	6,730
2010	11.531239	12.485749	8.28%	9,229
2009*	10.000000	11.531239	15.31%	6,973

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.814777	19.193874	-7.79%	31,981
2017	18.386678	20.814777	13.21%	36,633
2016	17.307540	18.386678	6.24%	28,476
2015	17.647147	17.307540	-1.92%	29,947
2014	17.011103	17.647147	3.74%	25,907
2013	14.437980	17.011103	17.82%	25,275
2012	13.045391	14.437980	10.67%	18,030
2011	13.355194	13.045391	-2.32%	13,128
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.818378	14.346329	-3.19%	94,579
2017	14.220117	14.818378	4.21%	116,270
2016	13.831726	14.220117	2.81%	115,547
2015	13.991080	13.831726	-1.14%	105,971
2014	13.658383	13.991080	2.44%	101,195
2013	13.213856	13.658383	3.36%	115,906
2012	12.742431	13.213856	3.70%	165,231
2011	12.554982	12.742431	1.49%	162,692
2010	12.024651	12.554982	4.41%	121,245
2009	11.179749	12.024651	7.56%	160,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.033298	11.196489	-6.95%	0
2017	10.702074	12.033298	12.44%	0
2016	10.267575	10.702074	4.23%	0
2015	10.762189	10.267575	-4.60%	0
2014	10.653372	10.762189	1.02%	0
2013*	10.000000	10.653372	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.410534	11.495033	-7.38%	875
2017	10.760883	12.410534	15.33%	877
2016	10.203997	10.760883	5.46%	880
2015	10.775041	10.203997	-5.30%	883
2014	10.741803	10.775041	0.31%	885
2013*	10.000000	10.741803	7.42%	888
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.790314	18.403454	-7.01%	954,447
2017	17.773029	19.790314	11.35%	1,078,713
2016	16.823029	17.773029	5.65%	1,255,784
2015	17.119195	16.823029	-1.73%	1,453,152
2014	16.507013	17.119195	3.71%	1,695,377
2013	14.354555	16.507013	14.99%	2,058,938
2012	13.138332	14.354555	9.26%	2,608,929
2011	13.329878	13.138332	-1.44%	3,136,940
2010	12.188811	13.329878	9.36%	1,355,588
2009	10.376310	12.188811	17.47%	1,257,770

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	22.194922	20.191679	-9.03%	298,993
2017	19.291583	22.194922	15.05%	324,029
2016	18.035104	19.291583	6.97%	370,351
2015	18.425665	18.035104	-2.12%	416,780
2014	17.804702	18.425665	3.49%	479,579
2013	14.755526	17.804702	20.66%	525,993
2012	13.155324	14.755526	12.16%	546,602
2011	13.631623	13.155324	-3.49%	724,596
2010	12.252537	13.631623	11.26%	856,837
2009	9.989754	12.252537	22.65%	807,970
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.507143	16.616552	-5.09%	285,505
2017	16.257507	17.507143	7.69%	311,996
2016	15.598163	16.257507	4.23%	342,602
2015	15.824478	15.598163	-1.43%	383,212
2014	15.322942	15.824478	3.27%	414,081
2013	14.064436	15.322942	8.95%	459,360
2012	13.203082	14.064436	6.52%	513,597
2011	13.119542	13.203082	0.64%	413,350
2010	12.261505	13.119542	7.00%	369,645
2009	10.854964	12.261505	12.96%	394,682
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.886080	11.153864	-6.16%	0
2017	10.254405	11.886080	15.91%	0
2016	9.580687	10.254405	7.03%	0
2015	9.940095	9.580687	-3.62%	0
2014*	10.000000	9.940095	-0.60%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.031769	12.517486	-3.95%	0
2017	10.860009	13.031769	20.00%	0
2016	10.008431	10.860009	8.51%	0
2015	10.136201	10.008431	-1.26%	0
2014*	10.000000	10.136201	1.36%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	35.105443	30.670970	-12.63%	5,213
2017	30.750314	35.105443	14.16%	5,471
2016	25.925583	30.750314	18.61%	5,956
2015	26.977373	25.925583	-3.90%	6,085
2014	25.004859	26.977373	7.89%	6,703
2013	19.060601	25.004859	31.19%	10,579
2012	16.456423	19.060601	15.82%	9,606
2011	17.125332	16.456423	-3.91%	9,752
2010	13.762331	17.125332	24.44%	11,589
2009	10.206339	13.762331	34.84%	30,411

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.555996	10.315606	-17.84%	63,473
2017	10.143497	12.555996	23.78%	75,549
2016	10.547844	10.143497	-3.83%	86,098
2015	10.768101	10.547844	-2.05%	96,358
2014	11.070676	10.768101	-2.73%	111,588
2013	9.273285	11.070676	19.38%	135,948
2012	8.141657	9.273285	13.90%	155,928
2011	9.136293	8.141657	-10.89%	172,607
2010	8.141910	9.136293	12.21%	111,486
2009	6.066908	8.141910	34.20%	173,369
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.226398	14.854594	-18.50%	4,196
2017	15.085019	18.226398	20.82%	4,375
2016	14.572694	15.085019	3.52%	4,404
2015	15.614326	14.572694	-6.67%	4,579
2014	17.532749	15.614326	-10.94%	4,696
2013	14.689523	17.532749	19.36%	0
2012	12.728587	14.689523	15.41%	0
2011	15.443969	12.728587	-17.58%	0
2010	14.791221	15.443969	4.41%	0
2009	11.583201	14.791221	27.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.826643	17.939688	-4.71%	22,278
2017	14.700723	18.826643	28.07%	28,883
2016	14.617971	14.700723	0.57%	33,707
2015	14.375625	14.617971	1.69%	37,838
2014	13.236456	14.375625	8.61%	46,350
2013	9.987316	13.236456	32.53%	59,798
2012	8.721738	9.987316	14.51%	71,523
2011	9.140787	8.721738	-4.58%	80,511
2010	8.036260	9.140787	13.74%	60,897
2009	6.300902	8.036260	27.54%	108,553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.764728	14.579360	-13.04%	3,006
2017	14.866940	16.764728	12.77%	3,292
2016	12.992704	14.866940	14.43%	3,489
2015	13.646136	12.992704	-4.79%	3,614
2014	12.553952	13.646136	8.70%	3,719
2013	9.429299	12.553952	33.14%	6,202
2012	8.132803	9.429299	15.94%	5,186
2011	8.783164	8.132803	-7.40%	5,208
2010	7.900785	8.783164	11.17%	8,283
2009	6.289031	7.900785	25.63%	9,212

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.609596	17.054448	-8.36%	26,037
2017	14.799759	18.609596	25.74%	35,021
2016	14.152330	14.799759	4.57%	41,298
2015	14.403078	14.152330	-1.74%	46,070
2014	14.083712	14.403078	2.27%	56,332
2013	10.305201	14.083712	36.67%	73,038
2012	9.116761	10.305201	13.04%	85,672
2011	9.676660	9.116761	-5.79%	99,504
2010	7.760008	9.676660	24.70%	66,249
2009	6.211307	7.760008	24.93%	92,172
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.591403	18.486969	-14.38%	27,214
2017	19.235158	21.591403	12.25%	33,752
2016	16.588905	19.235158	15.95%	36,700
2015	17.324375	16.588905	-4.25%	42,647
2014	15.014820	17.324375	15.38%	52,486
2013	11.223612	15.014820	33.78%	65,701
2012	9.784057	11.223612	14.71%	79,137
2011	10.158513	9.784057	-3.69%	85,127
2010	8.611937	10.158513	17.96%	62,665
2009	6.694455	8.611937	28.64%	84,795
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	29.629308	26.811963	-9.51%	402
2017	24.107176	29.629308	22.91%	419
2016	22.625347	24.107176	6.55%	466
2015	22.825719	22.625347	-0.88%	422
2014	22.576780	22.825719	1.10%	428
2013	15.906312	22.576780	41.94%	1,011
2012	14.264979	15.906312	11.51%	460
2011	14.592786	14.264979	-2.25%	529
2010	11.829968	14.592786	23.35%	337
2009	9.433341	11.829968	25.41%	361
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	42.133572	34.427209	-18.29%	382
2017	39.290920	42.133572	7.23%	410
2016	31.721935	39.290920	23.86%	476
2015	34.331618	31.721935	-7.60%	542
2014	32.612756	34.331618	5.27%	602
2013	23.621388	32.612756	38.06%	850
2012	19.914023	23.621388	18.62%	637
2011	21.361099	19.914023	-6.77%	2,186
2010	17.129290	21.361099	24.71%	2,153
2009	13.803013	17.129290	24.10%	1,983

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	39.477126	33.926220	-14.06%	27
2017	35.367792	39.477126	11.62%	63
2016	29.270033	35.367792	20.83%	63
2015	30.259104	29.270033	-3.27%	63
2014	30.519092	30.259104	-0.85%	63
2013	22.022059	30.519092	38.58%	116
2012	19.383929	22.022059	13.61%	439
2011	20.869698	19.383929	-7.12%	618
2010	16.935406	20.869698	23.23%	642
2009	12.776843	16.935406	32.55%	1,107
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	28.908179	28.422174	-1.68%	32,554
2017	24.381421	28.908179	18.57%	42,762
2016	22.244607	24.381421	9.61%	49,636
2015	22.412117	22.244607	-0.75%	56,701
2014	20.328259	22.412117	10.25%	67,795
2013	15.763273	20.328259	28.96%	87,422
2012	14.043035	15.763273	12.25%	102,253
2011	14.188360	14.043035	-1.02%	121,201
2010	12.709119	14.188360	11.64%	75,881
2009	10.265948	12.709119	23.80%	115,597
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.483909	13.700652	-5.41%	4,167
2017	13.838839	14.483909	4.66%	5,214
2016	13.094951	13.838839	5.68%	5,561
2015	14.077732	13.094951	-6.98%	5,814
2014	11.101753	14.077732	26.81%	3,565
2013	10.963365	11.101753	1.26%	4,150
2012	9.620367	10.963365	13.96%	4,651
2011	9.192402	9.620367	4.66%	2,763
2010	7.181278	9.192402	28.01%	5,515
2009	5.580432	7.181278	28.69%	10,459
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	17.033442	15.975228	-6.21%	24,196
2017	14.250089	17.033442	19.53%	26,714
2016	12.973398	14.250089	9.84%	8,669
2015	13.034700	12.973398	-0.47%	15,967
2014	11.690929	13.034700	11.49%	7,132
2013*	10.000000	11.690929	16.91%	7,132

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.419228	10.356837	-0.60%	5,888
2017	10.402485	10.419228	0.16%	7,332
2016	10.293303	10.402485	1.06%	7,906
2015	10.475188	10.293303	-1.74%	8,159
2014	10.571704	10.475188	-0.91%	8,861
2013	10.710524	10.571704	-1.30%	13,469
2012	10.493248	10.710524	2.07%	7,785
2011	10.505471	10.493248	-0.12%	10,705
2010	10.402907	10.505471	0.99%	10,371
2009	9.850295	10.402907	5.61%	9,800
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.295948	14.244008	-12.59%	564
2017	14.474102	16.295948	12.59%	565
2016	12.144406	14.474102	19.18%	0
2015	12.949016	12.144406	-6.21%	0
2014	12.561167	12.949016	3.09%	2,068
2013*	10.000000	12.561167	25.61%	2,068
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.896703	14.045121	-16.88%	53,064
2017	13.963642	16.896703	21.00%	62,895
2016	14.005178	13.963642	-0.30%	73,366
2015	14.780942	14.005178	-5.25%	79,176
2014	16.320458	14.780942	-9.43%	88,869
2013	13.782602	16.320458	18.41%	102,598
2012	11.691392	13.782602	17.89%	118,093
2011	13.539657	11.691392	-13.65%	133,226
2010	12.912369	13.539657	4.86%	76,736
2009*	10.000000	12.912369	29.12%	122,405
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	16.470297	13.485671	-18.12%	0
2017	13.177345	16.470297	24.99%	0
2016	13.611090	13.177345	-3.19%	0
2015	13.596612	13.611090	0.11%	0
2014	14.256473	13.596612	-4.63%	0
2013	12.270523	14.256473	16.18%	0
2012	10.504052	12.270523	16.82%	0
2011	12.151477	10.504052	-13.56%	0
2010	10.100269	12.151477	20.31%	0
2009	7.615482	10.100269	32.63%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	37.989371	34.998151	-7.87%	0
2017	30.929896	37.989371	22.82%	0
2016	30.114585	30.929896	2.71%	0
2015	30.241328	30.114585	-0.42%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	14.645903	14.587163	-0.40%	37,870
2017	14.722079	14.645903	-0.52%	46,190
2016	14.750697	14.722079	-0.19%	51,589
2015	14.932699	14.750697	-1.22%	56,558
2014	15.052909	14.932699	-0.80%	74,671
2013	15.173059	15.052909	-0.79%	90,896
2012	14.711539	15.173059	3.14%	101,491
2011	14.876889	14.711539	-1.11%	104,008
2010	14.330726	14.876889	3.81%	70,373
2009	12.824997	14.330726	11.74%	102,533
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	30.836313	28.661375	-7.05%	1,226
2017	26.406337	30.836313	16.78%	1,696
2016	24.376241	26.406337	8.33%	1,045
2015	24.837508	24.376241	-1.86%	1,172
2014	22.820925	24.837508	8.84%	2,105
2013	16.819961	22.820925	35.68%	2,283
2012	15.371607	16.819961	9.42%	2,951
2011	16.084912	15.371607	-4.43%	7,677
2010	13.278354	16.084912	21.14%	17,986
2009	10.246719	13.278354	29.59%	18,541
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	40.874625	34.901658	-14.61%	3,069
2017	30.408768	40.874625	34.42%	3,223
2016	30.887877	30.408768	-1.55%	3,458
2015	30.216792	30.887877	2.22%	3,432
2014	30.028447	30.216792	0.63%	4,885
2013	23.981738	30.028447	25.21%	0
2012	20.109841	23.981738	19.25%	0
2011	22.296056	20.109841	-9.81%	0
2010	19.543483	22.296056	14.08%	0
2009	14.223416	19.543483	37.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.613487	9.989096	-5.88%	6,952
2017	10.151006	10.613487	4.56%	6,944
2016	9.687798	10.151006	4.78%	6,839
2015	10.076443	9.687798	-3.86%	6,870
2014	9.971091	10.076443	1.06%	10,385
2013	10.149924	9.971091	-1.76%	6,923
2012*	10.000000	10.149924	1.50%	5,663
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.976968	8.706416	-20.68%	3,045
2017	8.804103	10.976968	24.68%	155
2016	9.177984	8.804103	-4.07%	164
2015	9.027900	9.177984	1.66%	174
2014*	10.000000	9.027900	-9.72%	185

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	30.531933	27.664598	-9.39%	33,978
2017	26.547775	30.531933	15.01%	42,876
2016	24.190536	26.547775	9.74%	49,827
2015	23.794748	24.190536	1.66%	56,997
2014	21.859131	23.794748	8.85%	68,701
2013	16.866724	21.859131	29.60%	87,970
2012	14.670146	16.866724	14.97%	102,391
2011	14.924956	14.670146	-1.71%	123,832
2010	13.068554	14.924956	14.21%	78,105
2009	10.355253	13.068554	26.20%	114,723
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	43.522042	38.387178	-11.80%	3,622
2017	38.748198	43.522042	12.32%	3,910
2016	33.395213	38.748198	16.03%	3,907
2015	36.067282	33.395213	-7.41%	3,718
2014	32.761196	36.067282	10.09%	4,013
2013	23.627774	32.761196	38.66%	4,629
2012	20.365428	23.627774	16.02%	4,629
2011	21.158203	20.365428	-3.75%	4,279
2010	17.437891	21.158203	21.33%	5,678
2009	12.920176	17.437891	34.97%	7,485
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.568210	10.784123	-6.78%	3,164
2017	10.347636	11.568210	11.80%	3,245
2016	9.294660	10.347636	11.33%	0
2015	10.380393	9.294660	-10.46%	0
2014	10.480118	10.380393	-0.95%	0
2013	10.617321	10.480118	-1.29%	1,376
2012*	10.000000	10.617321	6.17%	5,138
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.641439	9.985386	-6.17%	0
2017	9.830652	10.641439	8.25%	0
2016	8.806269	9.830652	11.63%	0
2015	9.147664	8.806269	-3.73%	0
2014	9.149047	9.147664	-0.02%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.004733	11.353622	-5.42%	1,808
2017	10.994491	12.004733	9.19%	0
2016	10.835564	10.994491	1.47%	355
2015	11.838901	10.835564	-8.47%	355
2014	11.970971	11.838901	-1.10%	355
2013	12.994281	11.970971	-7.88%	355
2012	12.523974	12.994281	3.76%	2,622
2011	11.715321	12.523974	6.90%	356
2010	10.863506	11.715321	7.84%	2,288
2009*	10.000000	10.863506	8.64%	1,451

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.348665	11.215454	-1.17%	36,658
2017	11.367019	11.348665	-0.16%	41,958
2016	11.379469	11.367019	-0.11%	44,506
2015	11.516995	11.379469	-1.19%	47,661
2014	11.593767	11.516995	-0.66%	56,007
2013	11.785758	11.593767	-1.63%	67,636
2012	11.303572	11.785758	4.27%	79,619
2011	11.349250	11.303572	-0.40%	90,653
2010	10.942921	11.349250	3.71%	65,661
2009*	10.000000	10.942921	9.43%	56,364
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.196573	10.196519	0.00%	0
2017	10.107944	10.196573	0.88%	0
2016*	10.000000	10.107944	1.08%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.073007	10.847817	-2.03%	36,806
2017	10.713713	11.073007	3.35%	38,829
2016	10.591772	10.713713	1.15%	26,101
2015	10.706236	10.591772	-1.07%	26,344
2014	10.423839	10.706236	2.71%	27,444
2013	10.793451	10.423839	-3.42%	36,363
2012	9.997303	10.793451	7.96%	44,307
2011*	10.000000	9.997303	-0.03%	41,284
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.256654	10.156088	-9.78%	361
2017*	10.000000	11.256654	12.57%	361
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.342238	13.467484	0.94%	3,192
2017	10.336711	13.342238	29.08%	3,193
2016*	10.000000	10.336711	3.37%	3,198
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	21.579868	17.209352	-20.25%	0
2017	17.289681	21.579868	24.81%	0
2016	17.975499	17.289681	-3.82%	0
2015	18.205230	17.975499	-1.26%	0
2014	19.806155	18.205230	-8.08%	0
2013	15.684505	19.806155	26.28%	0
2012	13.048071	15.684505	20.21%	0
2011	15.930842	13.048071	-18.10%	0
2010	14.684607	15.930842	8.49%	0
2009	11.949514	14.684607	22.89%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.861674	34.665530	-0.56%	2,050
2017	27.771653	34.861674	25.53%	3,763
2016	31.545211	27.771653	-11.96%	2,893
2015	28.445811	31.545211	10.90%	12,985
2014	21.984956	28.445811	29.39%	20,406
2013	14.813993	21.984956	48.41%	15,992
2012	11.469343	14.813993	29.16%	8,656
2011	10.537474	11.469343	8.84%	4,623
2010*	10.000000	10.537474	5.37%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.452477	5.259156	-29.43%	1,037
2017	7.709997	7.452477	-3.34%	0
2016	5.452194	7.709997	41.41%	0
2015	8.331203	5.452194	-34.56%	0
2014	10.476472	8.331203	-20.48%	0
2013	9.633425	10.476472	8.75%	0
2012*	10.000000	9.633425	-3.67%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	31.039799	21.948943	-29.29%	200
2017	32.023052	31.039799	-3.07%	200
2016	22.598576	32.023052	41.70%	252
2015	34.438612	22.598576	-34.38%	252
2014	43.176326	34.438612	-20.24%	252
2013	39.616226	43.176326	8.99%	252
2012	38.864131	39.616226	1.94%	252
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	25.192605	21.533824	-14.52%	0
2017	20.204045	25.192605	24.69%	0
2016	19.721860	20.204045	2.44%	0
2015	20.644749	19.721860	-4.47%	0
2014	18.999965	20.644749	8.66%	0
2013	14.388006	18.999965	32.05%	0
2012	12.549791	14.388006	14.65%	0
2011	13.660267	12.549791	-8.13%	0
2010	12.331809	13.660267	10.77%	0
2009	9.843202	12.331809	25.28%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	20.767439	19.880458	-4.27%	0
2017	18.763250	20.767439	10.68%	0
2016	17.673265	18.763250	6.17%	0
2015	17.703096	17.673265	-0.17%	0
2014	15.208136	17.703096	16.41%	0
2013	12.893028	15.208136	17.96%	0
2012	11.568617	12.893028	11.45%	0
2011	11.017979	11.568617	5.00%	0
2010	9.863497	11.017979	11.70%	0
2009	8.664461	9.863497	13.84%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.880093	25.586192	-1.14%	737
2017	19.500045	25.880093	32.72%	737
2016	19.674170	19.500045	-0.89%	737
2015	19.688890	19.674170	-0.07%	745
2014	19.225486	19.688890	2.41%	745
2013	13.939205	19.225486	37.92%	745
2012	11.743097	13.939205	18.70%	746
2011	12.608140	11.743097	-6.86%	949
2010*	10.000000	12.608140	26.08%	1,403
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.837650	29.802646	-0.12%	1,101
2017	24.042962	29.837650	24.10%	1,454
2016	22.630296	24.042962	6.24%	1,117
2015	23.632868	22.630296	-4.24%	1,188
2014	24.427127	23.632868	-3.25%	1,151
2013	16.490517	24.427127	48.13%	1,269
2012	15.504809	16.490517	6.36%	2,120
2011	16.482161	15.504809	-5.93%	2,736
2010	13.185820	16.482161	25.00%	2,611
2009	8.760944	13.185820	50.51%	1,798

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.829479	11.713529	-8.70%	0
2017	11.386772	12.829479	12.67%	0
2016	11.177596	11.386772	1.87%	0
2015	11.491455	11.177596	-2.73%	0
2014	11.189798	11.491455	2.70%	0
2013	10.143927	11.189798	10.31%	0
2012*	10.000000	10.143927	1.44%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	31.314184	29.053991	-7.22%	0
2017	26.791137	31.314184	16.88%	0
2016	24.474788	26.791137	9.46%	0
2015	24.485563	24.474788	-0.04%	0
2014	22.733767	24.485563	7.71%	0
2013	17.139229	22.733767	32.64%	0
2012	14.833939	17.139229	15.54%	0
2011	14.190342	14.833939	4.54%	0
2010	12.765205	14.190342	11.16%	0
2009	10.762890	12.765205	18.60%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.651041	-23.49%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	44.386784	37.049324	-16.53%	0
2017	39.909602	44.386784	11.22%	0
2016	32.449981	39.909602	22.99%	0
2015	34.915578	32.449981	-7.06%	0
2014	32.520038	34.915578	7.37%	0
2013	23.975182	32.520038	35.64%	0
2012	20.535933	23.975182	16.75%	0
2011	22.803666	20.535933	-9.94%	0
2010	18.278701	22.803666	24.76%	0
2009	13.001497	18.278701	40.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.845115	13.258697	-4.24%	1,122
2017	13.550721	13.845115	2.17%	1,122
2016	13.171645	13.550721	2.88%	1,122
2015	13.703667	13.171645	-3.88%	1,506
2014	13.461105	13.703667	1.80%	5,678
2013	14.924704	13.461105	-9.81%	7,510
2012	14.103185	14.924704	5.83%	8,742
2011	12.806039	14.103185	10.13%	16,661
2010	12.361615	12.806039	3.60%	18,134
2009	11.380952	12.361615	8.62%	10,699

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	30.157248	27.579770	-8.55%	0
2017	25.436684	30.157248	18.56%	0
2016	22.800372	25.436684	11.56%	497
2015	24.599279	22.800372	-7.31%	497
2014	22.221011	24.599279	10.70%	497
2013	16.642524	22.221011	33.52%	497
2012	14.754796	16.642524	12.79%	497
2011	14.555600	14.754796	1.37%	497
2010	12.971677	14.555600	12.21%	511
2009	11.176117	12.971677	16.07%	511
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	30.112167	25.826761	-14.23%	230
2017	27.410634	30.112167	9.86%	304
2016	22.664053	27.410634	20.94%	2,095
2015	23.366608	22.664053	-3.01%	538
2014	20.398042	23.366608	14.55%	789
2013	15.933821	20.398042	28.02%	581
2012	13.911354	15.933821	14.54%	606
2011	14.235614	13.911354	-2.28%	633
2010	12.141003	14.235614	17.25%	407
2009	9.491079	12.141003	27.92%	3,321
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.807773	10.342584	-4.30%	0
2017	10.241414	10.807773	5.53%	0
2016	9.210938	10.241414	11.19%	0
2015*	10.000000	9.210938	-7.89%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.050474	9.832498	-2.17%	0
2017	9.881134	10.050474	1.71%	0
2016	9.785479	9.881134	0.98%	0
2015*	10.000000	9.785479	-2.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.813189	11.689952	-8.77%	0
2017	11.160715	12.813189	14.81%	0
2016	9.757481	11.160715	14.38%	0
2015*	10.000000	9.757481	-2.43%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	17.008811	15.490530	-8.93%	0
2017	15.177751	17.008811	12.06%	0
2016	14.835936	15.177751	2.30%	0
2015	15.206461	14.835936	-2.44%	2,621
2014	15.137710	15.206461	0.45%	2,621
2013	13.425066	15.137710	12.76%	1,846
2012	12.388328	13.425066	8.37%	926
2011	13.045088	12.388328	-5.03%	2,389
2010	12.059777	13.045088	8.17%	1,719
2009*	10.000000	12.059777	20.60%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.197012	9.646521	-5.40%	0
2017*	10.000000	10.197012	1.97%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.686713	13.657181	-18.16%	0
2017	15.150174	16.686713	10.14%	0
2016	11.727012	15.150174	29.19%	0
2015	12.721688	11.727012	-7.82%	0
2014	12.222171	12.721688	4.09%	0
2013*	10.000000	12.222171	22.22%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.452907	11.177299	-16.92%	0
2017	11.865628	13.452907	13.38%	0
2016	10.450984	11.865628	13.54%	0
2015	10.878488	10.450984	-3.93%	3,698
2014*	10.000000	10.878488	8.78%	3,698
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	45.540114	40.848162	-10.30%	7,583
2017	41.109331	45.540114	10.78%	9,119
2016	33.176982	41.109331	23.91%	11,496
2015	34.468095	33.176982	-3.75%	18,721
2014	33.271257	34.468095	3.60%	18,597
2013	23.992186	33.271257	38.68%	19,483
2012	21.034760	23.992186	14.06%	21,164
2011	21.224177	21.034760	-0.89%	23,965
2010	17.115717	21.224177	24.00%	20,813
2009	13.891109	17.115717	23.21%	18,233

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	32.571636	30.538551	-6.24%	17,610
2017	27.265769	32.571636	19.46%	21,732
2016	24.825527	27.265769	9.83%	25,774
2015	24.973911	24.825527	-0.59%	47,556
2014	22.405323	24.973911	11.46%	49,790
2013	17.261907	22.405323	29.80%	55,811
2012	15.169143	17.261907	13.80%	49,343
2011	15.146432	15.169143	0.15%	47,385
2010	13.418518	15.146432	12.88%	51,805
2009	10.802470	13.418518	24.22%	43,352
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	28.695752	26.268842	-8.46%	874
2017	22.924840	28.695752	25.17%	873
2016	21.611455	22.924840	6.08%	809
2015	22.541147	21.611455	-4.12%	725
2014	21.212540	22.541147	6.26%	1,528
2013	17.814524	21.212540	19.07%	1,518
2012	16.413325	17.814524	8.54%	1,493
2011	15.315811	16.413325	7.17%	634
2010	13.508689	15.315811	13.38%	687
2009	11.214559	13.508689	20.46%	3,272
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	27.207386	21.639409	-20.46%	0
2017	22.196908	27.207386	22.57%	0
2016	19.284832	22.196908	15.10%	0
2015	20.074942	19.284832	-3.94%	0
2014	20.104622	20.074942	-0.15%	0
2013	13.763610	20.104622	46.07%	0
2012	11.615634	13.763610	18.49%	0
2011	13.714281	11.615634	-15.30%	0
2010	10.637713	13.714281	28.92%	0
2009	8.582939	10.637713	23.94%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.650986	10.486688	-1.54%	1,546
2017	10.447611	10.650986	1.95%	3,091
2016	9.730441	10.447611	7.37%	5,620
2015	9.972551	9.730441	-2.43%	0
2014	10.061698	9.972551	-0.89%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.049240	-9.51%	894

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	14.262861	13.944812	-2.23%	7,627
2017	13.949132	14.262861	2.25%	7,336
2016	13.670980	13.949132	2.03%	10,182
2015	13.933355	13.670980	-1.88%	10,044
2014	13.658558	13.933355	2.01%	9,863
2013	13.756272	13.658558	-0.71%	6,822
2012	12.754349	13.756272	7.86%	10,180
2011	12.688935	12.754349	0.52%	11,807
2010	11.890790	12.688935	6.71%	16,111
2009	10.041721	11.890790	18.41%	19,444
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.236655	-17.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.222769	16.248390	-5.66%	0
2017	15.492846	17.222769	11.17%	0
2016	14.938836	15.492846	3.71%	0
2015	15.239462	14.938836	-1.97%	0
2014	14.838800	15.239462	2.70%	0
2013	13.301759	14.838800	11.56%	0
2012	12.096740	13.301759	9.96%	0
2011	12.327012	12.096740	-1.87%	673
2010	11.113969	12.327012	10.91%	674
2009	9.098050	11.113969	22.16%	676
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.519034	17.139845	-7.45%	0
2017	16.162602	18.519034	14.58%	0
2016	15.500305	16.162602	4.27%	0
2015	15.800900	15.500305	-1.90%	0
2014	15.328967	15.800900	3.08%	0
2013	13.451350	15.328967	13.96%	0
2012	12.071848	13.451350	11.43%	0
2011	12.403091	12.071848	-2.67%	428
2010	11.008129	12.403091	12.67%	429
2009	8.689427	11.008129	26.68%	430
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.156231	18.262506	-9.40%	0
2017	16.945256	20.156231	18.95%	0
2016	16.163630	16.945256	4.84%	0
2015	16.488773	16.163630	-1.97%	0
2014	15.973697	16.488773	3.22%	0
2013	13.350497	15.973697	19.65%	0
2012	11.761742	13.350497	13.51%	0
2011	12.281934	11.761742	-4.24%	0
2010	10.753714	12.281934	14.21%	0
2009	8.318369	10.753714	29.28%	991

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.929860	11.233829	-5.83%	0
2017	10.424788	11.929860	14.44%	0
2016*	10.000000	10.424788	4.25%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.918283	12.542346	-25.87%	601
2017	17.656522	16.918283	-4.18%	601
2016	13.419284	17.656522	31.58%	601
2015	17.182337	13.419284	-21.90%	604
2014	19.986891	17.182337	-14.03%	1,829
2013	16.336371	19.986891	22.35%	1,322
2012	15.827951	16.336371	3.21%	1,100
2011	16.941258	15.827951	-6.57%	1,241
2010	14.426632	16.941258	17.43%	1,426
2009	9.919758	14.426632	45.43%	1,471
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	28.231694	25.444905	-9.87%	1,406
2017	25.429067	28.231694	11.02%	1,459
2016	21.920257	25.429067	16.01%	2,150
2015	23.227264	21.920257	-5.63%	4,139
2014	21.726687	23.227264	6.91%	4,194
2013	17.246875	21.726687	25.97%	2,310
2012	14.951257	17.246875	15.35%	3,281
2011	15.072089	14.951257	-0.80%	6,670
2010	13.308439	15.072089	13.25%	13,668
2009	10.397189	13.308439	28.00%	13,863
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.930125	11.570308	-10.52%	0
2017	11.250862	12.930125	14.93%	0
2016*	10.000000	11.250862	12.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	34.661620	34.008567	-1.88%	0
2017	26.087327	34.661620	32.87%	54
2016	26.325326	26.087327	-0.90%	548
2015	24.987445	26.325326	5.35%	544
2014	22.839741	24.987445	9.40%	535
2013	17.040857	22.839741	34.03%	526
2012	15.115161	17.040857	12.74%	517
2011	15.342087	15.115161	-1.48%	853
2010	12.568544	15.342087	22.07%	1,555
2009	9.966373	12.568544	26.11%	1,543

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.599086	14.273009	-2.23%	58,281
2017	14.244670	14.599086	2.49%	75,379
2016	13.834204	14.244670	2.97%	63,798
2015	14.158058	13.834204	-2.29%	87,647
2014	13.602215	14.158058	4.09%	75,576
2013	14.093787	13.602215	-3.49%	96,036
2012	13.542748	14.093787	4.07%	74,695
2011	12.838266	13.542748	5.49%	63,705
2010	12.112865	12.838266	5.99%	66,609
2009	10.644442	12.112865	13.80%	70,109
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	47.247562	39.680592	-16.02%	4,441
2017	39.772613	47.247562	18.79%	4,390
2016	36.057025	39.772613	10.30%	4,491
2015	37.193345	36.057025	-3.06%	4,389
2014	35.593681	37.193345	4.49%	5,879
2013	26.582214	35.593681	33.90%	7,886
2012	23.545407	26.582214	12.90%	9,224
2011	26.799714	23.545407	-12.14%	9,792
2010	21.150637	26.799714	26.71%	10,008
2009	15.357036	21.150637	37.73%	11,430
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.990333	22.592000	-16.30%	4,384
2017	21.068311	26.990333	28.11%	4,337
2016	22.566311	21.068311	-6.64%	4,017
2015	22.167601	22.566311	1.80%	3,822
2014	24.528932	22.167601	-9.63%	0
2013	19.121406	24.528932	28.28%	0
2012	16.118642	19.121406	18.63%	0
2011	19.786424	16.118642	-18.54%	0
2010	17.794434	19.786424	11.19%	0
2009	14.305351	17.794434	24.39%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.356294	11.390141	-7.82%	0
2017	12.081922	12.356294	2.27%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	37.790655	30.723203	-18.70%	0
2017	32.199630	37.790655	17.36%	0
2016	29.899781	32.199630	7.69%	0
2015	31.339596	29.899781	-4.59%	0
2014	29.856166	31.339596	4.97%	0
2013	23.271084	29.856166	28.30%	0
2012	18.584429	23.271084	25.22%	0
2011	20.730949	18.584429	-10.35%	0
2010	16.650354	20.730949	24.51%	300
2009	10.750910	16.650354	54.87%	300

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.261841	12.697849	-10.97%	0
2017	12.923079	14.261841	10.36%	0
2016	11.585644	12.923079	11.54%	0
2015	12.534961	11.585644	-7.57%	0
2014	12.367168	12.534961	1.36%	0
2013	10.138969	12.367168	21.98%	0
2012	8.920699	10.138969	13.66%	0
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.855856	15.895181	-5.70%	9,357
2017	15.594672	16.855856	8.09%	9,915
2016	13.877394	15.594672	12.37%	16,027
2015	15.150356	13.877394	-8.40%	15,904
2014	14.694972	15.150356	3.10%	22,884
2013	13.086696	14.694972	12.29%	24,490
2012	11.788201	13.086696	11.02%	28,145
2011	11.682728	11.788201	0.90%	30,826
2010	10.521206	11.682728	11.04%	30,374
2009	7.873384	10.521206	33.63%	37,880
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	32.732174	30.617999	-6.46%	1,668
2017	27.548662	32.732174	18.82%	1,664
2016	24.088492	27.548662	14.36%	2,426
2015	25.368362	24.088492	-5.05%	15,311
2014	23.676325	25.368362	7.15%	16,252
2013	18.524729	23.676325	27.81%	16,298
2012	16.789596	18.524729	10.33%	16,322
2011	16.071946	16.789596	4.47%	15,512
2010	13.517652	16.071946	18.90%	10,507
2009	11.689142	13.517652	15.64%	16,161
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	41.708424	35.807839	-14.15%	1,046
2017	38.246428	41.708424	9.05%	1,639
2016	29.808881	38.246428	28.31%	3,124
2015	32.660139	29.808881	-8.73%	1,814
2014	32.952558	32.660139	-0.89%	3,498
2013	24.543159	32.952558	34.26%	3,556
2012	21.036851	24.543159	16.67%	3,543
2011	22.179787	21.036851	-5.15%	4,214
2010	17.552218	22.179787	26.36%	6,705
2009	13.789880	17.552218	27.28%	8,052

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.848948	9.831848	-17.02%	0
2017	8.562626	11.848948	38.38%	0
2016	7.397922	8.562626	15.74%	0
2015	9.337239	7.397922	-20.77%	230
2014*	10.000000	9.337239	-6.63%	230
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	24.580124	20.481324	-16.68%	941
2017	21.372930	24.580124	15.01%	884
2016	20.234651	21.372930	5.63%	1,097
2015	21.958107	20.234651	-7.85%	1,123
2014	25.072242	21.958107	-12.42%	1,449
2013	20.688678	25.072242	21.19%	0
2012	17.756276	20.688678	16.51%	0
2011	20.161199	17.756276	-11.93%	0
2010	18.871195	20.161199	6.84%	0
2009	13.972917	18.871195	35.06%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.397932	9.440381	0.45%	7,185
2017	9.355665	9.397932	0.45%	6,439
2016	9.221954	9.355665	1.45%	5,601
2015	9.778598	9.221954	-5.69%	11,685
2014	9.743866	9.778598	0.36%	23,125
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.457463	11.743573	-5.73%	0
2017	11.175007	12.457463	11.48%	0
2016	10.867589	11.175007	2.83%	0
2015	11.708610	10.867589	-7.18%	0
2014	11.429923	11.708610	2.44%	0
2013	10.212573	11.429923	11.92%	0
2012*	10.000000	10.212573	2.13%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.396223	-6.04%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.269063	9.605822	-6.46%	0
2017	10.050431	10.269063	2.18%	0
2016	10.247465	10.050431	-1.92%	0
2015	10.209482	10.247465	0.37%	0
2014	9.898475	10.209482	3.14%	0
2013*	10.000000	9.898475	-1.02%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.387855	17.414810	-5.29%	1,306
2017	14.687859	18.387855	25.19%	1,306
2016	14.608725	14.687859	0.54%	1,306
2015	14.151458	14.608725	3.23%	1,662
2014	13.275279	14.151458	6.60%	1,711
2013	9.635882	13.275279	37.77%	1,764
2012*	10.000000	9.635882	-3.64%	2,111
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.370728	13.389631	-12.89%	0
2017	13.602971	15.370728	13.00%	0
2016	12.197101	13.602971	11.53%	0
2015	12.930063	12.197101	-5.67%	0
2014	12.595138	12.930063	2.66%	0
2013	9.948615	12.595138	26.60%	0
2012*	10.000000	9.948615	-0.51%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.517278	15.320292	-7.25%	317
2017	13.721402	16.517278	20.38%	317
2016	13.843501	13.721402	-0.88%	317
2015	13.902362	13.843501	-0.42%	427
2014	13.099348	13.902362	6.13%	781
2013	9.730361	13.099348	34.62%	797
2012*	10.000000	9.730361	-2.70%	954
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.865095	14.783439	-6.82%	2,224
2017	13.610745	15.865095	16.56%	1,982
2016	14.174492	13.610745	-3.98%	1,680
2015	15.692887	14.174492	-9.68%	1,974
2014	16.808830	15.692887	-6.64%	1,774
2013	13.630468	16.808830	23.32%	1,124
2012	11.605915	13.630468	17.44%	0
2011	12.690851	11.605915	-8.55%	0
2010	11.849485	12.690851	7.10%	0
2009*	10.000000	11.849485	18.49%	3,494
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.106605	12.642373	-3.54%	0
2017	12.466324	13.106605	5.14%	0
2016	10.886973	12.466324	14.51%	0
2015	11.815787	10.886973	-7.86%	0
2014	11.765535	11.815787	0.43%	0
2013	10.804249	11.765535	8.90%	0
2012*	10.000000	10.804249	8.04%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.627651	16.375642	-1.52%	0
2017	13.295571	16.627651	25.06%	0
2016	12.713159	13.295571	4.58%	0
2015	13.691618	12.713159	-7.15%	0
2014	12.879521	13.691618	6.31%	0
2013	10.057848	12.879521	28.05%	0
2012*	10.000000	10.057848	0.58%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	28.057819	27.768013	-1.03%	0
2017	24.099045	28.057819	16.43%	0
2016	23.439229	24.099045	2.82%	0
2015	23.686864	23.439229	-1.05%	0
2014	22.205960	23.686864	6.67%	0
2013	18.808093	22.205960	18.07%	0
2012	16.833931	18.808093	11.73%	0
2011	16.852729	16.833931	-0.11%	0
2010	15.816356	16.852729	6.55%	0
2009	12.779676	15.816356	23.76%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.031856	9.758441	-2.73%	0
2017	9.848837	10.031856	1.86%	0
2016	9.776148	9.848837	0.74%	0
2015*	10.000000	9.776148	-2.24%	434
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	42.295079	42.394750	0.24%	159
2017	33.012887	42.295079	28.12%	0
2016	32.859012	33.012887	0.47%	0
2015	29.786732	32.859012	10.31%	687
2014	27.865416	29.786732	6.89%	0
2013	21.602964	27.865416	28.99%	0
2012	17.698831	21.602964	22.06%	0
2011	19.298361	17.698831	-8.29%	548
2010	18.390556	19.298361	4.94%	2,277
2009	12.780222	18.390556	43.90%	5,379
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.643762	23.510813	-0.56%	528
2017	16.554974	23.643762	42.82%	0
2016	14.754185	16.554974	12.21%	0
2015	14.306628	14.754185	3.13%	0
2014	13.276121	14.306628	7.76%	0
2013	9.949989	13.276121	33.43%	0
2012*	10.000000	9.949989	-0.50%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	31.602265	26.427620	-16.37%	372
2017	24.514255	31.602265	28.91%	518
2016	26.662370	24.514255	-8.06%	516
2015	29.666801	26.662370	-10.13%	496
2014	34.247916	29.666801	-13.38%	849
2013	30.408888	34.247916	12.62%	824
2012	27.263803	30.408888	11.54%	801
2011	40.886480	27.263803	-33.32%	0
2010	33.185346	40.886480	23.21%	0
2009	18.804441	33.185346	76.48%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.917359	8.761754	-19.74%	0
2017	8.666038	10.917359	25.98%	0
2016	7.280319	8.666038	19.03%	0
2015	9.240854	7.280319	-21.22%	0
2014	9.832800	9.240854	-6.02%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.199632	9.947760	-2.47%	0
2017	9.964287	10.199632	2.36%	0
2016*	10.000000	9.964287	-0.36%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.689705	16.163905	-3.15%	0
2017	13.404777	16.689705	24.51%	0
2016	12.501493	13.404777	7.23%	0
2015	12.963598	12.501493	-3.56%	0
2014	14.220089	12.963598	-8.84%	0
2013	10.217655	14.220089	39.17%	0
2012*	10.000000	10.217655	2.18%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	35.392895	31.264655	-11.66%	5,873
2017	30.602977	35.392895	15.65%	6,082
2016	27.292242	30.602977	12.13%	6,225
2015	27.954915	27.292242	-2.37%	6,386
2014	25.740108	27.954915	8.60%	8,420
2013	19.262147	25.740108	33.63%	8,620
2012	16.867279	19.262147	14.20%	8,868
2011	17.195137	16.867279	-1.91%	8,914
2010	15.688329	17.195137	9.60%	12,396
2009	13.000405	15.688329	20.68%	14,812

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.954325	17.751203	-11.04%	0
2017	15.965235	19.954325	24.99%	0
2016	15.600223	15.965235	2.34%	5,582
2015	14.888759	15.600223	4.78%	6,140
2014	14.938609	14.888759	-0.33%	6,225
2013	11.876359	14.938609	25.78%	8,069
2012	10.395371	11.876359	14.25%	8,212
2011	10.738866	10.395371	-3.20%	717
2010*	10.000000	10.738866	7.39%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.810833	12.696738	-0.89%	0
2017	10.147260	12.810833	26.25%	0
2016	9.727858	10.147260	4.31%	0
2015*	10.000000	9.727858	-2.72%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.919176	13.591356	-2.36%	1,304
2017	13.337226	13.919176	4.36%	1,304
2016	12.783798	13.337226	4.33%	1,304
2015	13.080757	12.783798	-2.27%	1,686
2014	12.339666	13.080757	6.01%	1,739
2013	12.594289	12.339666	-2.02%	1,796
2012	11.704079	12.594289	7.61%	2,202
2011	11.267019	11.704079	3.88%	2,776
2010	10.698980	11.267019	5.31%	3,009
2009	9.925335	10.698980	7.79%	2,828
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	25.682961	23.525611	-8.40%	0
2017	23.780353	25.682961	8.00%	0
2016	21.820512	23.780353	8.98%	0
2015	22.404901	21.820512	-2.61%	0
2014	22.095900	22.404901	1.40%	0
2013	24.572717	22.095900	-10.08%	0
2012	21.153665	24.572717	16.16%	0
2011	20.081616	21.153665	5.34%	0
2010	18.568174	20.081616	8.15%	0
2009	14.480709	18.568174	28.23%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.327249	9.373804	-9.23%	0
2017	9.310799	10.327249	10.92%	0
2016	8.217476	9.310799	13.30%	0
2015*	10.000000	8.217476	-17.83%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.372723	17.719289	-8.53%	0
2017	16.726642	19.372723	15.82%	0
2016	15.289589	16.726642	9.40%	0
2015	16.712359	15.289589	-8.51%	0
2014	17.315677	16.712359	-3.48%	0
2013	13.318885	17.315677	30.01%	0
2012	11.021500	13.318885	20.84%	0
2011	11.286140	11.021500	-2.34%	0
2010*	10.000000	11.286140	12.86%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.662176	23.785200	-10.79%	927
2017	24.948238	26.662176	6.87%	977
2016	21.057967	24.948238	18.47%	1,598
2015	22.361059	21.057967	-5.83%	2,091
2014	20.088980	22.361059	11.31%	2,984
2013	15.481203	20.088980	29.76%	2,787
2012	13.726600	15.481203	12.78%	2,870
2011	13.860721	13.726600	-0.97%	3,888
2010	12.429821	13.860721	11.51%	4,468
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.677165	16.552084	-6.36%	4,362
2017	15.490136	17.677165	14.12%	4,371
2016	14.419688	15.490136	7.42%	10,345
2015	14.489256	14.419688	-0.48%	1,768
2014	14.003595	14.489256	3.47%	9,353
2013	11.525811	14.003595	21.50%	5,989
2012	10.107259	11.525811	14.03%	5,996
2011	10.161246	10.107259	-0.53%	9,277
2010	9.204535	10.161246	10.39%	9,771
2009	7.567959	9.204535	21.63%	10,560
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.764840	11.468877	-2.52%	404
2017	11.566002	11.764840	1.72%	428
2016	11.432700	11.566002	1.17%	449
2015	11.627776	11.432700	-1.68%	907
2014	11.239319	11.627776	3.46%	3,383
2013	11.705983	11.239319	-3.99%	3,566
2012	11.316569	11.705983	3.44%	3,948
2011	10.860962	11.316569	4.19%	6,393
2010	10.397879	10.860962	4.45%	11,871
2009	9.407821	10.397879	10.52%	15,575

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.507272	18.304096	-10.74%	281
2017	15.888030	20.507272	29.07%	957
2016	16.091026	15.888030	-1.26%	311
2015	15.325057	16.091026	5.00%	326
2014	15.270238	15.325057	0.36%	342
2013	12.044977	15.270238	26.78%	357
2012	10.011409	12.044977	20.31%	370
2011	11.201198	10.011409	-10.62%	985
2010	10.211900	11.201198	9.69%	4,507
2009	7.317716	10.211900	39.55%	5,423
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.808744	20.370720	-2.10%	800
2017	16.521486	20.808744	25.95%	473
2016	15.370732	16.521486	7.49%	419
2015	14.654992	15.370732	4.88%	5,170
2014	13.760579	14.654992	6.50%	3,663
2013	10.773015	13.760579	27.73%	6,916
2012	9.311508	10.773015	15.70%	5,535
2011	9.912974	9.311508	-6.07%	7,288
2010	8.510393	9.912974	16.48%	1,067
2009	6.222418	8.510393	36.77%	7,849
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.464711	16.834012	-3.61%	0
2017	14.534040	17.464711	20.16%	0
2016	13.275404	14.534040	9.48%	0
2015	13.325917	13.275404	-0.38%	0
2014	12.267337	13.325917	8.63%	0
2013	9.361446	12.267337	31.04%	0
2012	8.114867	9.361446	15.36%	0
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	3,908
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.519180	15.896617	-3.77%	2,920
2017	15.763500	16.519180	4.79%	2,788
2016	14.721833	15.763500	7.08%	1,818
2015	15.383060	14.721833	-4.30%	2,053
2014	15.025846	15.383060	2.38%	2,930
2013	15.420314	15.025846	-2.56%	1,833
2012	13.940109	15.420314	10.62%	4,248
2011	13.401220	13.940109	4.02%	4,000
2010	12.296451	13.401220	8.98%	5,577
2009	10.031614	12.296451	22.58%	4,847

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	31.079026	28.341139	-8.81%	1,801
2017	26.795343	31.079026	15.99%	2,191
2016	23.124661	26.795343	15.87%	4,096
2015	25.100355	23.124661	-7.87%	3,956
2014	23.382470	25.100355	7.35%	4,460
2013	17.536098	23.382470	33.34%	3,012
2012	15.058442	17.536098	16.45%	4,110
2011	15.679282	15.058442	-3.96%	5,666
2010	13.781228	15.679282	13.77%	7,900
2009	10.902119	13.781228	26.41%	7,391
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.983499	9.906504	-9.81%	0
2017	9.410002	10.983499	16.72%	0
2016	9.272253	9.410002	1.49%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.084443	0.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	23.068283	22.050227	-4.41%	1,002
2017	21.925258	23.068283	5.21%	1,002
2016	19.488141	21.925258	12.51%	1,002
2015	20.304297	19.488141	-4.02%	1,928
2014	20.090638	20.304297	1.06%	5,178
2013	19.039681	20.090638	5.52%	0
2012	16.865444	19.039681	12.89%	0
2011	16.483706	16.865444	2.32%	0
2010	14.781696	16.483706	11.51%	1,097
2009	10.273423	14.781696	43.88%	1,206
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.455465	16.339608	-6.39%	0
2017	14.196479	17.455465	22.96%	0
2016	12.686570	14.196479	11.90%	0
2015	13.028631	12.686570	-2.63%	0
2014	12.406544	13.028631	5.01%	0
2013	8.770819	12.406544	41.45%	0
2012	7.617701	8.770819	15.14%	0
2011	8.749384	7.617701	-12.93%	0
2010	7.694232	8.749384	13.71%	0
2009	5.104127	7.694232	50.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.626539	17.276588	-7.25%	4,165
2017	15.967582	18.626539	16.65%	6,889
2016	14.714403	15.967582	8.52%	7,622
2015	14.993639	14.714403	-1.86%	7,485
2014	13.767337	14.993639	8.91%	7,285
2013	10.082697	13.767337	36.54%	7,390
2012	9.185752	10.082697	9.76%	7,409
2011	9.635296	9.185752	-4.67%	7,281
2010	7.912626	9.635296	21.77%	12,523
2009	6.116424	7.912626	29.37%	20,724
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.520303	13.650564	-12.05%	0
2017	13.145362	15.520303	18.07%	0
2016	12.308780	13.145362	6.80%	0
2015	12.712857	12.308780	-3.18%	0
2014	12.344779	12.712857	2.98%	0
2013	9.674702	12.344779	27.60%	0
2012	8.452084	9.674702	14.47%	0
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.145726	13.070544	-7.60%	6,646
2017	12.809527	14.145726	10.43%	6,197
2016	12.249274	12.809527	4.57%	5,645
2015	12.562584	12.249274	-2.49%	5,306
2014	12.222184	12.562584	2.79%	4,924
2013	10.816580	12.222184	12.99%	4,560
2012	9.882961	10.816580	9.45%	0
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	15.028379	13.600839	-9.50%	0
2017	13.167642	15.028379	14.13%	0
2016	12.449340	13.167642	5.77%	0
2015	12.802625	12.449340	-2.76%	0
2014	12.408130	12.802625	3.18%	0
2013	10.384424	12.408130	19.49%	0
2012	9.272531	10.384424	11.99%	0
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.521162	12.017177	-4.03%	0
2017	11.945340	12.521162	4.82%	0
2016	11.586156	11.945340	3.10%	0
2015	11.843543	11.586156	-2.17%	0
2014	11.629777	11.843543	1.84%	0
2013	11.246134	11.629777	3.41%	0
2012	10.615941	11.246134	5.94%	0
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.095543	11.083365	-8.37%	0
2017	10.693948	12.095543	13.11%	0
2016	10.279672	10.693948	4.03%	0
2015	10.898923	10.279672	-5.68%	0
2014	10.814860	10.898923	0.78%	0
2013*	10.000000	10.814860	8.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.421033	11.374167	-8.43%	0
2017	10.699675	12.421033	16.09%	0
2016	10.221659	10.699675	4.68%	0
2015	10.903808	10.221659	-6.26%	0
2014	10.953241	10.903808	-0.45%	0
2013*	10.000000	10.953241	9.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.625776	13.391174	-8.44%	0
2017	13.021378	14.625776	12.32%	920
2016	12.378242	13.021378	5.20%	964
2015	12.695698	12.378242	-2.50%	1,010
2014	12.319480	12.695698	3.05%	1,056
2013	10.611392	12.319480	16.10%	1,103
2012	9.582525	10.611392	10.74%	1,148
2011	9.955449	9.582525	-3.75%	1,192
2010	9.070489	9.955449	9.76%	1,195
2009	7.547472	9.070489	20.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.249774	13.599300	-10.82%	0
2017	13.105429	15.249774	16.36%	0
2016	12.359474	13.105429	6.04%	0
2015	12.733307	12.359474	-2.94%	2,876
2014	12.356965	12.733307	3.05%	0
2013	10.089362	12.356965	22.48%	0
2012	8.934917	10.089362	12.92%	0
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.659321	12.819027	-6.15%	27,492
2017	12.612883	13.659321	8.30%	27,213
2016	12.073793	12.612883	4.46%	26,875
2015	12.383340	12.073793	-2.50%	34,095
2014	12.072704	12.383340	2.57%	34,273
2013	11.012655	12.072704	9.63%	26,508
2012	10.155119	11.012655	8.44%	20,851
2011	10.332147	10.155119	-1.71%	20,851
2010	9.615490	10.332147	7.45%	20,851
2009	8.291069	9.615490	15.97%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.674570	12.403867	-2.14%	3,913
2017	12.344595	12.674570	2.67%	6,509
2016	11.928660	12.344595	3.49%	6,695
2015	12.211688	11.928660	-2.32%	6,874
2014	11.837497	12.211688	3.16%	8,111
2013	12.272909	11.837497	-3.55%	7,895
2012	11.586894	12.272909	5.92%	7,983
2011	11.066542	11.586894	4.70%	7,990
2010	10.516530	11.066542	5.23%	12,776
2009	9.827005	10.516530	7.02%	16,076
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.512212	13.121681	-2.89%	0
2017	13.212765	13.512212	2.27%	0
2016	12.973832	13.212765	1.84%	0
2015	13.233168	12.973832	-1.96%	0
2014	12.802885	13.233168	3.36%	0
2013	13.262990	12.802885	-3.47%	0
2012	12.564292	13.262990	5.56%	0
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.014143	12.403169	-11.50%	0
2017	12.062404	14.014143	16.18%	0
2016	10.988137	12.062404	9.78%	0
2015	11.513525	10.988137	-4.56%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.015537	11.823001	-9.16%	0
2017	11.601737	13.015537	12.19%	0
2016	10.822884	11.601737	7.20%	0
2015	11.179057	10.822884	-3.19%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	29.312460	28.440017	-2.98%	5,592
2017	23.406636	29.312460	25.23%	5,696
2016	22.985934	23.406636	1.83%	6,433
2015	22.251073	22.985934	3.30%	8,506
2014	20.797692	22.251073	6.99%	12,306
2013	15.484811	20.797692	34.31%	12,546
2012	13.268797	15.484811	16.70%	14,801
2011	13.808144	13.268797	-3.91%	20,099
2010	12.911549	13.808144	6.94%	34,303
2009*	10.000000	12.911549	29.12%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	37.230483	30.210249	-18.86%	342
2017	26.749797	37.230483	39.18%	686
2016	25.253697	26.749797	5.92%	276
2015	30.591329	25.253697	-17.45%	232
2014	32.928373	30.591329	-7.10%	346
2013	33.270164	32.928373	-1.03%	0
2012	28.857717	33.270164	15.29%	0
2011	37.830235	28.857717	-23.72%	0
2010	33.116705	37.830235	14.23%	0
2009	20.604665	33.116705	60.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.798984	12.606330	-1.51%	6,063
2017	12.721621	12.798984	0.61%	8,463
2016	12.813250	12.721621	-0.72%	11,294
2015	13.015937	12.813250	-1.56%	10,421
2014	12.630351	13.015937	3.05%	14,056
2013	13.357936	12.630351	-5.45%	14,468
2012	13.152898	13.357936	1.56%	16,535
2011	12.443113	13.152898	5.70%	27,755
2010	12.049974	12.443113	3.26%	36,753
2009	11.907146	12.049974	1.20%	49,988
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.401510	9.393282	-0.09%	29,755
2017	9.499410	9.401510	-1.03%	38,670
2016	9.638052	9.499410	-1.44%	38,593
2015	9.779860	9.638052	-1.45%	36,105
2014	9.923756	9.779860	-1.45%	32,472
2013	10.069762	9.923756	-1.45%	61,904
2012	10.218325	10.069762	-1.45%	68,389
2011	10.368247	10.218325	-1.45%	99,829
2010	10.520782	10.368247	-1.45%	95,729
2009	10.671098	10.520782	-1.41%	250,929

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.481013	8.799357	-16.04%	353
2017	8.368901	10.481013	25.24%	353
2016	8.438215	8.368901	-0.82%	353
2015	8.847344	8.438215	-4.62%	541
2014	9.042606	8.847344	-2.16%	988
2013	7.804871	9.042606	15.86%	1,169
2012	6.873392	7.804871	13.55%	1,426
2011	7.749265	6.873392	-11.30%	1,543
2010	6.958402	7.749265	11.37%	970
2009	5.454411	6.958402	27.57%	950
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.470599	9.706547	-15.38%	25,964
2017	9.351759	11.470599	22.66%	31,530
2016	9.439600	9.351759	-0.93%	22,570
2015	9.713412	9.439600	-2.82%	49,910
2014	10.506454	9.713412	-7.55%	42,621
2013	8.809907	10.506454	19.26%	38,083
2012	7.562534	8.809907	16.49%	34,207
2011	8.805007	7.562534	-14.11%	44,675
2010	8.319006	8.805007	5.84%	34,185
2009	6.563605	8.319006	26.74%	24,888
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	30.019131	26.962023	-10.18%	4,014
2017	25.719551	30.019131	16.72%	4,014
2016	23.839815	25.719551	7.88%	4,014
2015	24.434479	23.839815	-2.43%	4,014
2014	23.616619	24.434479	3.46%	7,654
2013	18.832587	23.616619	25.40%	7,654
2012	16.488164	18.832587	14.22%	7,654
2011	17.414916	16.488164	-5.32%	25,875
2010	15.415824	17.414916	12.97%	26,588
2009	12.297130	15.415824	25.36%	29,148
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.388594	16.304116	-6.24%	0
2017	15.876536	17.388594	9.52%	0
2016	15.154373	15.876536	4.77%	0
2015	15.404099	15.154373	-1.62%	0
2014	14.945458	15.404099	3.07%	0
2013	13.370475	14.945458	11.78%	0
2012	12.403452	13.370475	7.80%	0
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.723547	19.099990	-7.83%	0
2017	18.315344	20.723547	13.15%	0
2016	17.249119	18.315344	6.18%	0
2015	17.596506	17.249119	-1.97%	0
2014	16.970892	17.596506	3.69%	0
2013	14.411161	16.970892	17.76%	0
2012	13.027788	14.411161	10.62%	0
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.989688	14.504778	-3.23%	11,669
2017	14.391790	14.989688	4.15%	19,108
2016	14.005789	14.391790	2.76%	19,110
2015	14.174331	14.005789	-1.19%	19,112
2014	13.844293	14.174331	2.38%	46,332
2013	13.400502	13.844293	3.31%	50,099
2012	12.928991	13.400502	3.65%	61,324
2011	12.745253	12.928991	1.44%	67,076
2010	12.213068	12.745253	4.36%	72,969
2009	11.360693	12.213068	7.50%	39,452
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.004894	11.164367	-7.00%	0
2017	10.682212	12.004894	12.38%	0
2016	10.253697	10.682212	4.18%	0
2015	10.753096	10.253697	-4.64%	0
2014	10.649769	10.753096	0.97%	0
2013*	10.000000	10.649769	6.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.381191	11.462008	-7.42%	0
2017	10.740875	12.381191	15.27%	0
2016	10.190180	10.740875	5.40%	0
2015	10.765919	10.190180	-5.35%	0
2014	10.738158	10.765919	0.26%	0
2013*	10.000000	10.738158	7.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	22.516529	20.927946	-7.06%	27,051
2017	20.231573	22.516529	11.29%	27,571
2016	19.159845	20.231573	5.59%	42,065
2015	19.507049	19.159845	-1.78%	49,260
2014	18.819024	19.507049	3.66%	59,508
2013	16.373400	18.819024	14.94%	60,887
2012	14.993743	16.373400	9.20%	91,737
2011	15.220035	14.993743	-1.49%	122,069
2010	13.924221	15.220035	9.31%	129,205
2009	11.859683	13.924221	17.41%	92,587

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.908705	24.467527	-9.07%	10,032
2017	23.400571	26.908705	14.99%	17,946
2016	21.887542	23.400571	6.91%	38,211
2015	22.372873	21.887542	-2.17%	40,542
2014	21.629841	22.372873	3.44%	43,234
2013	17.934666	21.629841	20.60%	43,839
2012	15.997816	17.934666	12.11%	31,834
2011	16.585416	15.997816	-3.54%	40,603
2010	14.915068	16.585416	11.20%	65,284
2009	12.166737	14.915068	22.59%	113,582
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.686342	17.726725	-5.14%	44,713
2017	17.361316	18.686342	7.63%	35,066
2016	16.665619	17.361316	4.17%	39,976
2015	16.916005	16.665619	-1.48%	44,141
2014	16.388193	16.916005	3.22%	65,380
2013	15.049827	16.388193	8.89%	72,075
2012	14.135314	15.049827	6.47%	79,961
2011	14.052989	14.135314	0.59%	132,428
2010	13.140565	14.052989	6.94%	150,620
2009	11.639091	13.140565	12.90%	154,419
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.865237	11.128622	-6.21%	0
2017	10.241599	11.865237	15.85%	0
2016	9.573573	10.241599	6.98%	0
2015	9.937740	9.573573	-3.66%	0
2014*	10.000000	9.937740	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	13.008934	12.489173	-4.00%	0
2017	10.846463	13.008934	19.94%	0
2016	10.000999	10.846463	8.45%	0
2015	10.133809	10.000999	-1.31%	0
2014*	10.000000	10.133809	1.34%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	44.450000	38.815307	-12.68%	7,972
2017	38.955305	44.450000	14.11%	10,085
2016	32.859809	38.955305	18.55%	10,397
2015	34.210267	32.859809	-3.95%	21,728
2014	31.724997	34.210267	7.83%	20,770
2013	24.195457	31.724997	31.12%	22,651
2012	20.900338	24.195457	15.77%	22,222
2011	21.760901	20.900338	-3.95%	20,372
2010	17.496440	21.760901	24.37%	21,675
2009	12.982184	17.496440	34.77%	20,805

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.494635	10.259955	-17.89%	5,466
2017	10.099017	12.494635	23.72%	7,582
2016	10.506912	10.099017	-3.88%	7,773
2015	10.731756	10.506912	-2.10%	7,496
2014	11.038913	10.731756	-2.78%	7,146
2013	9.251361	11.038913	19.32%	7,502
2012	8.126525	9.251361	13.84%	7,337
2011	9.123927	8.126525	-10.93%	7,002
2010	8.135019	9.123927	12.16%	10,784
2009	6.064844	8.135019	34.13%	17,078
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	18.091365	14.737018	-18.54%	0
2017	14.980830	18.091365	20.76%	2,239
2016	14.479371	14.980830	3.46%	0
2015	15.522204	14.479371	-6.72%	0
2014	17.438155	15.522204	-10.99%	1,529
2013	14.617673	17.438155	19.30%	0
2012	12.672773	14.617673	15.35%	0
2011	15.384027	12.672773	-17.62%	0
2010	14.741276	15.384027	4.36%	0
2009	11.549944	14.741276	27.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.734589	17.842864	-4.76%	2,772
2017	14.636236	18.734589	28.00%	3,856
2016	14.561215	14.636236	0.52%	3,926
2015	14.327086	14.561215	1.63%	3,930
2014	13.198455	14.327086	8.55%	3,850
2013	9.963682	13.198455	32.47%	4,007
2012	8.705529	9.963682	14.45%	3,991
2011	9.128428	8.705529	-4.63%	4,089
2010	8.029459	9.128428	13.69%	6,328
2009	6.298763	8.029459	27.48%	9,787
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.682771	14.500696	-13.08%	1,376
2017	14.801737	16.682771	12.71%	1,376
2016	12.942254	14.801737	14.37%	1,376
2015	13.600062	12.942254	-4.84%	1,742
2014	12.517926	13.600062	8.64%	2,298
2013	9.407007	12.517926	33.07%	2,353
2012	8.117705	9.407007	15.88%	2,710
2011	8.771301	8.117705	-7.45%	5,248
2010	7.894107	8.771301	11.11%	6,180
2009	6.286901	7.894107	25.56%	8,889

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.518632	16.962413	-8.40%	2,387
2017	14.734864	18.518632	25.68%	3,755
2016	14.097397	14.734864	4.52%	4,095
2015	14.354444	14.097397	-1.79%	3,997
2014	14.043276	14.354444	2.22%	3,881
2013	10.280814	14.043276	36.60%	4,003
2012	9.099807	10.280814	12.98%	3,994
2011	9.663566	9.099807	-5.83%	3,910
2010	7.753436	9.663566	24.64%	10,258
2009	6.209196	7.753436	24.87%	11,958
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.485837	18.387180	-14.42%	2,685
2017	19.150786	21.485837	12.19%	3,596
2016	16.524481	19.150786	15.89%	3,838
2015	17.265856	16.524481	-4.29%	3,943
2014	14.971705	17.265856	15.32%	3,882
2013	11.197061	14.971705	33.71%	4,078
2012	9.765885	11.197061	14.65%	4,235
2011	10.144778	9.765885	-3.73%	4,197
2010	8.604649	10.144778	17.90%	6,005
2009	6.692181	8.604649	28.58%	8,441
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	29.406552	26.596808	-9.55%	0
2017	23.938041	29.406552	22.84%	0
2016	22.477972	23.938041	6.50%	0
2015	22.688544	22.477972	-0.93%	0
2014	22.452493	22.688544	1.05%	0
2013	15.826761	22.452493	41.86%	0
2012	14.200864	15.826761	11.45%	0
2011	14.534552	14.200864	-2.30%	0
2010	11.788734	14.534552	23.29%	0
2009	9.405240	11.788734	25.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	41.817068	34.151148	-18.33%	0
2017	39.015494	41.817068	7.18%	0
2016	31.515499	39.015494	23.80%	0
2015	34.125504	31.515499	-7.65%	0
2014	32.433413	34.125504	5.22%	0
2013	23.503387	32.433413	37.99%	0
2012	19.824615	23.503387	18.56%	0
2011	21.275952	19.824615	-6.82%	0
2010	17.069645	21.275952	24.64%	3,376
2009	13.761932	17.069645	24.04%	3,548

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	39.180527	33.654140	-14.10%	453
2017	35.119820	39.180527	11.56%	425
2016	29.079510	35.119820	20.77%	396
2015	30.077392	29.079510	-3.32%	483
2014	30.351210	30.077392	-0.90%	2,509
2013	21.912014	30.351210	38.51%	2,520
2012	19.296863	21.912014	13.55%	2,517
2011	20.786489	19.296863	-7.17%	2,689
2010	16.876436	20.786489	23.17%	3,354
2009	12.738817	16.876436	32.48%	7,121
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	28.690898	28.194153	-1.73%	3,477
2017	24.210396	28.690898	18.51%	5,312
2016	22.099750	24.210396	9.55%	5,207
2015	22.277467	22.099750	-0.80%	5,097
2014	20.216385	22.277467	10.20%	4,945
2013	15.684468	20.216385	28.89%	5,061
2012	13.979930	15.684468	12.19%	5,049
2011	14.131754	13.979930	-1.07%	4,942
2010	12.664839	14.131754	11.58%	11,694
2009	10.235375	12.664839	23.74%	14,771
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.413036	13.626658	-5.46%	1,280
2017	13.778080	14.413036	4.61%	1,870
2016	13.044057	13.778080	5.63%	1,414
2015	14.030150	13.044057	-7.03%	1,482
2014	11.069837	14.030150	26.74%	1,931
2013	10.937391	11.069837	1.21%	2,029
2012	9.602457	10.937391	13.90%	3,046
2011	9.179933	9.602457	4.60%	5,846
2010	7.175168	9.179933	27.94%	6,895
2009	5.578528	7.175168	28.62%	10,543
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.993207	15.929373	-6.26%	0
2017	14.223621	16.993207	19.47%	0
2016	12.955854	14.223621	9.79%	0
2015	13.023678	12.955854	-0.52%	0
2014	11.686967	13.023678	11.44%	0
2013*	10.000000	11.686967	16.87%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.368299	10.300951	-0.65%	1,484
2017	10.356876	10.368299	0.11%	1,484
2016	10.253358	10.356876	1.01%	1,484
2015	10.439831	10.253358	-1.79%	1,919
2014	10.541370	10.439831	-0.96%	4,607
2013	10.685207	10.541370	-1.35%	4,671
2012	10.473767	10.685207	2.02%	5,066
2011	10.491270	10.473767	-0.17%	5,740
2010	10.394113	10.491270	0.93%	6,523
2009	9.846962	10.394113	5.56%	7,764
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.257498	14.203146	-12.64%	0
2017	14.447247	16.257498	12.53%	0
2016	12.128012	14.447247	19.12%	0
2015	12.938092	12.128012	-6.26%	0
2014	12.556928	12.938092	3.04%	0
2013*	10.000000	12.556928	25.57%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.822612	13.976399	-16.92%	3,937
2017	13.909440	16.822612	20.94%	5,669
2016	13.957882	13.909440	-0.35%	5,528
2015	14.738512	13.957882	-5.30%	5,245
2014	16.281870	14.738512	-9.48%	4,975
2013	13.756990	16.281870	18.35%	5,154
2012	11.675592	13.756990	17.83%	5,054
2011	13.528212	11.675592	-13.69%	4,821
2010	12.908002	13.528212	4.80%	7,728
2009*	10.000000	12.908002	29.08%	11,523
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	16.364900	13.392530	-18.16%	0
2017	13.099633	16.364900	24.93%	0
2016	13.537665	13.099633	-3.24%	0
2015	13.530128	13.537665	0.06%	0
2014	14.193946	13.530128	-4.68%	0
2013	12.222898	14.193946	16.13%	0
2012	10.468588	12.222898	16.76%	0
2011	12.116584	10.468588	-13.60%	0
2010	10.076372	12.116584	20.25%	0
2009	7.601318	10.076372	32.56%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	37.701565	34.715277	-7.92%	519
2017	30.711092	37.701565	22.76%	547
2016	29.916682	30.711092	2.66%	573
2015	30.057840	29.916682	-0.47%	764

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.279251	10.232794	-0.45%	5,418
2017	10.337953	10.279251	-0.57%	8,008
2016	10.363284	10.337953	-0.24%	8,221
2015	10.496473	10.363284	-1.27%	11,054
2014	10.586325	10.496473	-0.85%	13,753
2013	10.676243	10.586325	-0.84%	18,343
2012	10.356764	10.676243	3.08%	21,856
2011	10.478459	10.356764	-1.16%	22,935
2010	10.098890	10.478459	3.76%	29,206
2009	9.042389	10.098890	11.68%	28,262
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	30.607822	28.434494	-7.10%	875
2017	26.223915	30.607822	16.72%	922
2016	24.220090	26.223915	8.27%	966
2015	24.690926	24.220090	-1.91%	1,013
2014	22.697750	24.690926	8.78%	1,264
2013	16.737659	22.697750	35.61%	1,332
2012	15.304169	16.737659	9.37%	2,384
2011	16.022458	15.304169	-4.48%	3,261
2010	13.233495	16.022458	21.08%	3,044
2009	10.217279	13.233495	29.52%	3,100
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	40.567509	34.621739	-14.66%	1,806
2017	30.195549	40.567509	34.35%	1,818
2016	30.686804	30.195549	-1.60%	1,824
2015	30.035325	30.686804	2.17%	2,449
2014	29.863265	30.035325	0.58%	2,643
2013	23.861911	29.863265	25.15%	0
2012	20.019534	23.861911	19.19%	0
2011	22.207171	20.019534	-9.85%	0
2010	19.475436	22.207171	14.03%	0
2009	14.181094	19.475436	37.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.585671	9.957830	-5.93%	0
2017	10.129510	10.585671	4.50%	0
2016	9.672174	10.129510	4.73%	0
2015	10.065294	9.672174	-3.91%	0
2014	9.965125	10.065294	1.01%	0
2013	10.148993	9.965125	-1.81%	505
2012*	10.000000	10.148993	1.49%	505
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.956564	8.685783	-20.73%	0
2017	8.792185	10.956564	24.62%	0
2016	9.170213	8.792185	-4.12%	0
2015	9.024835	9.170213	1.61%	0
2014*	10.000000	9.024835	-9.75%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	30.302610	27.442804	-9.44%	3,093
2017	26.361697	30.302610	14.95%	4,814
2016	24.033127	26.361697	9.69%	4,946
2015	23.651914	24.033127	1.61%	4,852
2014	21.738937	23.651914	8.80%	4,712
2013	16.782483	21.738937	29.53%	4,830
2012	14.604301	16.782483	14.91%	4,819
2011	14.865485	14.604301	-1.76%	6,860
2010	13.023062	14.865485	14.15%	10,766
2009	10.324439	13.023062	26.14%	13,798
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	43.195049	38.079315	-11.84%	163
2017	38.476518	43.195049	12.26%	163
2016	33.177835	38.476518	15.97%	163
2015	35.850686	33.177835	-7.46%	1,667
2014	32.580977	35.850686	10.04%	1,675
2013	23.509711	32.580977	38.59%	2,143
2012	20.273963	23.509711	15.96%	286
2011	21.073853	20.273963	-3.80%	937
2010	17.377172	21.073853	21.27%	864
2009	12.881721	17.377172	34.90%	2,423
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.535047	10.747715	-6.83%	0
2017	10.323191	11.535047	11.74%	0
2016	9.277399	10.323191	11.27%	0
2015	10.366378	9.277399	-10.50%	0
2014	10.471267	10.366378	-1.00%	0
2013	10.613732	10.471267	-1.34%	0
2012*	10.000000	10.613732	6.14%	1,134
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.616263	9.956677	-6.21%	0
2017	9.812362	10.616263	8.19%	0
2016	8.794333	9.812362	11.58%	0
2015	9.139906	8.794333	-3.78%	0
2014	9.145926	9.139906	-0.07%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.952089	11.298061	-5.47%	0
2017	10.951813	11.952089	9.13%	0
2016	10.798964	10.951813	1.42%	0
2015	11.804902	10.798964	-8.52%	0
2014	11.942651	11.804902	-1.15%	1,368
2013	12.970120	11.942651	-7.92%	1,369
2012	12.507049	12.970120	3.70%	1,382
2011	11.705408	12.507049	6.85%	1,523
2010	10.859825	11.705408	7.79%	1,368
2009*	10.000000	10.859825	8.60%	112

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.298917	11.160590	-1.22%	2,371
2017	11.322921	11.298917	-0.21%	3,458
2016	11.341066	11.322921	-0.16%	2,385
2015	11.483946	11.341066	-1.24%	2,430
2014	11.566363	11.483946	-0.71%	3,761
2013	11.763864	11.566363	-1.68%	6,389
2012	11.288307	11.763864	4.21%	8,667
2011	11.339656	11.288307	-0.45%	6,893
2010	10.939212	11.339656	3.66%	10,088
2009*	10.000000	10.939212	9.39%	5,768
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.187952	10.182693	-0.05%	0
2017	10.104511	10.187952	0.83%	0
2016*	10.000000	10.104511	1.05%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.035680	10.805742	-2.08%	4,425
2017	10.682997	11.035680	3.30%	4,153
2016	10.566756	10.682997	1.10%	3,837
2015	10.686357	10.566756	-1.12%	3,620
2014	10.409755	10.686357	2.66%	3,386
2013	10.784326	10.409755	-3.47%	3,159
2012	9.993935	10.784326	7.91%	5,734
2011*	10.000000	9.993935	-0.06%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.252862	10.147490	-9.82%	0
2017*	10.000000	11.252862	12.53%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.332417	13.450693	0.89%	0
2017	10.334309	13.332417	29.01%	0
2016*	10.000000	10.334309	3.34%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	21.419981	17.073129	-20.29%	0
2017	17.170260	21.419981	24.75%	0
2016	17.860375	17.170260	-3.86%	0
2015	18.097813	17.860375	-1.31%	0
2014	19.699281	18.097813	-8.13%	0
2013	15.607779	19.699281	26.21%	0
2012	12.990832	15.607779	20.14%	0
2011	15.869001	12.990832	-18.14%	0
2010	14.635021	15.869001	8.43%	415
2009	11.915221	14.635021	22.83%	415

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.726556	34.513567	-0.61%	0
2017	27.677998	34.726556	25.47%	387
2016	31.454740	27.677998	-12.01%	0
2015	28.378629	31.454740	10.84%	403
2014	21.944157	28.378629	29.32%	366
2013	14.793998	21.944157	48.33%	366
2012	11.459676	14.793998	29.10%	366
2011	10.533927	11.459676	8.79%	0
2010*	10.000000	10.533927	5.34%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.431137	5.241414	-29.47%	0
2017	7.691794	7.431137	-3.39%	935
2016	5.442068	7.691794	41.34%	0
2015	8.319944	5.442068	-34.59%	0
2014	10.467627	8.319944	-20.52%	0
2013	9.630168	10.467627	8.70%	0
2012*	10.000000	9.630168	-3.70%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.601236	5.372260	-29.32%	0
2017	7.845986	7.601236	-3.12%	0
2016	5.539691	7.845986	41.63%	0
2015	8.446390	5.539691	-34.41%	0
2014	10.594781	8.446390	-20.28%	0
2013	9.726121	10.594781	8.93%	0
2012*	10.000000	9.726121	-2.74%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	25.009596	21.366480	-14.57%	0
2017	20.067417	25.009596	24.63%	0
2016	19.598406	20.067417	2.39%	0
2015	20.525935	19.598406	-4.52%	0
2014	18.900212	20.525935	8.60%	0
2013	14.319731	18.900212	31.99%	0
2012	12.496588	14.319731	14.59%	0
2011	13.609237	12.496588	-8.18%	0
2010	12.291982	13.609237	10.72%	0
2009	9.816378	12.291982	25.22%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	20.629761	19.738596	-4.32%	0
2017	18.648295	20.629761	10.63%	0
2016	17.573876	18.648295	6.11%	0
2015	17.612468	17.573876	-0.22%	0
2014	15.137954	17.612468	16.35%	0
2013	12.840037	15.137954	17.90%	0
2012	11.526919	12.840037	11.39%	0
2011	10.983821	11.526919	4.94%	0
2010	9.837900	10.983821	11.65%	0
2009	8.646354	9.837900	13.78%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.782467	25.476676	-1.19%	0
2017	19.436294	25.782467	32.65%	0
2016	19.619774	19.436294	-0.94%	0
2015	19.644419	19.619774	-0.13%	0
2014	19.191798	19.644419	2.36%	0
2013	13.921829	19.191798	37.85%	0
2012	11.734415	13.921829	18.64%	0
2011	12.605202	11.734415	-6.91%	0
2010*	10.000000	12.605202	26.05%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.639842	29.589966	-0.17%	365
2017	23.895646	29.639842	24.04%	0
2016	22.503015	23.895646	6.19%	0
2015	23.511879	22.503015	-4.29%	0
2014	24.314415	23.511879	-3.30%	0
2013	16.422745	24.314415	48.05%	378
2012	15.448940	16.422745	6.30%	3,147
2011	16.431080	15.448940	-5.98%	4,176
2010	13.151610	16.431080	24.94%	0
2009	8.742630	13.151610	50.43%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.792670	11.673956	-8.74%	0
2017	11.359833	12.792670	12.61%	0
2016	11.156806	11.359833	1.82%	0
2015	11.475907	11.156806	-2.78%	0
2014	11.180324	11.475907	2.64%	0
2013	10.140494	11.180324	10.25%	0
2012*	10.000000	10.140494	1.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	31.078859	28.820942	-7.27%	182
2017	26.603259	31.078859	16.82%	182
2016	24.315463	26.603259	9.41%	182
2015	24.338516	24.315463	-0.09%	182
2014	22.608715	24.338516	7.65%	182
2013	17.053591	22.608715	32.57%	183
2012	14.767331	17.053591	15.48%	183
2011	14.133776	14.767331	4.48%	1,549
2010	12.720770	14.133776	11.11%	1,549
2009	10.730871	12.720770	18.54%	1,917
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.648438	-23.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	44.053137	36.752050	-16.57%	2,091
2017	39.629646	44.053137	11.16%	2,174
2016	32.238653	39.629646	22.93%	2,375
2015	34.705808	32.238653	-7.11%	2,774
2014	32.341074	34.705808	7.31%	2,680
2013	23.855345	32.341074	35.57%	3,051
2012	20.443677	23.855345	16.69%	3,376
2011	22.712719	20.443677	-9.99%	4,266
2010	18.215035	22.712719	24.69%	2,031
2009	12.962794	18.215035	40.52%	1,962
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.740142	13.151463	-4.28%	19,399
2017	13.454783	13.740142	2.12%	19,474
2016	13.085020	13.454783	2.83%	20,249
2015	13.620468	13.085020	-3.93%	21,551
2014	13.386176	13.620468	1.75%	28,295
2013	14.849176	13.386176	-9.85%	28,151
2012	14.038950	14.849176	5.77%	28,087
2011	12.754152	14.038950	10.07%	25,116
2010	12.317775	12.754152	3.54%	21,210
2009	11.346347	12.317775	8.56%	9,954

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	29.930604	27.358525	-8.59%	0
2017	25.258281	29.930604	18.50%	0
2016	22.651912	25.258281	11.51%	0
2015	24.451509	22.651912	-7.36%	0
2014	22.098744	24.451509	10.65%	0
2013	16.559344	22.098744	33.45%	0
2012	14.688516	16.559344	12.74%	0
2011	14.497545	14.688516	1.32%	0
2010	12.926479	14.497545	12.15%	0
2009	11.142832	12.926479	16.01%	229
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.919341	25.648276	-14.28%	14,935
2017	27.248879	29.919341	9.80%	16,765
2016	22.541708	27.248879	20.88%	17,138
2015	23.252270	22.541708	-3.06%	17,606
2014	20.308520	23.252270	14.50%	15,509
2013	15.871948	20.308520	27.95%	14,606
2012	13.864384	15.871948	14.48%	11,446
2011	14.194745	13.864384	-2.33%	7,676
2010	12.112273	14.194745	17.19%	5,770
2009	9.473428	12.112273	27.86%	1,283
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.793182	10.323351	-4.35%	0
2017	10.232765	10.793182	5.48%	0
2016	9.207819	10.232765	11.13%	0
2015*	10.000000	9.207819	-7.92%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.036898	9.814207	-2.22%	0
2017	9.872784	10.036898	1.66%	0
2016	9.782161	9.872784	0.93%	0
2015*	10.000000	9.782161	-2.18%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.795882	11.668206	-8.81%	719
2017	11.151274	12.795882	14.75%	762
2016	9.754172	11.151274	14.32%	780
2015*	10.000000	9.754172	-2.46%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.934247	15.414754	-8.97%	36,033
2017	15.118854	16.934247	12.01%	44,933
2016	14.785838	15.118854	2.25%	50,810
2015	15.162806	14.785838	-2.49%	54,964
2014	15.101908	15.162806	0.40%	58,531
2013	13.400106	15.101908	12.70%	58,416
2012	12.371587	13.400106	8.31%	57,905
2011	13.034055	12.371587	-5.08%	48,494
2010	12.055694	13.034055	8.12%	19,459
2009*	10.000000	12.055694	20.56%	4,955
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.193589	9.638360	-5.45%	0
2017*	10.000000	10.193589	1.94%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.647301	13.617971	-18.20%	3,620
2017	15.122034	16.647301	10.09%	2,683
2016	11.711151	15.122034	29.13%	2,681
2015	12.710932	11.711151	-7.87%	2,198
2014	12.218031	12.710932	4.03%	0
2013*	10.000000	12.218031	22.18%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.427947	11.150874	-16.96%	0
2017	11.849602	13.427947	13.32%	0
2016	10.442149	11.849602	13.48%	301
2015	10.874804	10.442149	-3.98%	301
2014*	10.000000	10.874804	8.75%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	45.197767	40.520388	-10.35%	1,178
2017	40.820944	45.197767	10.72%	1,421
2016	32.960905	40.820944	23.85%	1,855
2015	34.260992	32.960905	-3.79%	2,718
2014	33.088129	34.260992	3.54%	3,095
2013	23.872229	33.088129	38.61%	3,141
2012	20.940231	23.872229	14.00%	2,879
2011	21.139501	20.940231	-0.94%	4,484
2010	17.056081	21.139501	23.94%	4,417
2009	13.849727	17.056081	23.15%	2,581

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	32.326788	30.293514	-6.29%	3,855
2017	27.074477	32.326788	19.40%	4,021
2016	24.663825	27.074477	9.77%	4,123
2015	24.823836	24.663825	-0.64%	4,443
2014	22.281987	24.823836	11.41%	3,758
2013	17.175596	22.281987	29.73%	3,935
2012	15.100981	17.175596	13.74%	6,364
2011	15.086015	15.100981	0.10%	9,139
2010	13.371765	15.086015	12.82%	11,041
2009	10.770291	13.371765	24.15%	11,174
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	28.480106	26.058128	-8.50%	5,745
2017	22.764077	28.480106	25.11%	5,799
2016	21.470768	22.764077	6.02%	6,287
2015	22.405778	21.470768	-4.17%	6,732
2014	21.095858	22.405778	6.21%	6,797
2013	17.725526	21.095858	19.01%	7,088
2012	16.339629	17.725526	8.48%	7,054
2011	15.254750	16.339629	7.11%	6,372
2010	13.461645	15.254750	13.32%	5,012
2009	11.181181	13.461645	20.40%	3,915
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	27.002834	21.465744	-20.51%	0
2017	22.041172	27.002834	22.51%	0
2016	19.159211	22.041172	15.04%	0
2015	19.954307	19.159211	-3.98%	0
2014	19.993968	19.954307	-0.20%	0
2013	13.694790	19.993968	46.00%	0
2012	11.563432	13.694790	18.43%	0
2011	13.659578	11.563432	-15.35%	0
2010	10.600657	13.659578	28.86%	0
2009	8.557365	10.600657	23.88%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.625809	10.456565	-1.59%	248
2017	10.428192	10.625809	1.90%	310
2016	9.717260	10.428192	7.32%	310
2015	9.964097	9.717260	-2.48%	704
2014	10.058270	9.964097	-0.94%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.047528	-9.52%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	14.155629	13.832905	-2.28%	0
2017	13.851271	14.155629	2.20%	0
2016	13.581943	13.851271	1.98%	0
2015	13.849633	13.581943	-1.93%	1,953
2014	13.583375	13.849633	1.96%	1,953
2013	13.687508	13.583375	-0.76%	1,953
2012	12.697043	13.687508	7.80%	3,679
2011	12.638312	12.697043	0.46%	8,149
2010	11.849368	12.638312	6.66%	11,463
2009	10.011815	11.849368	18.35%	12,029
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.233851	-17.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.112479	16.136094	-5.71%	20,262
2017	15.401425	17.112479	11.11%	20,863
2016	14.858201	15.401425	3.66%	27,924
2015	15.164901	14.858201	-2.02%	29,168
2014	14.773700	15.164901	2.65%	35,172
2013	13.250120	14.773700	11.50%	33,122
2012	12.055916	13.250120	9.91%	33,936
2011	12.291637	12.055916	-1.92%	37,392
2010	11.087677	12.291637	10.86%	28,220
2009	9.081131	11.087677	22.10%	8,115
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.400443	17.021396	-7.49%	140,098
2017	16.067226	18.400443	14.52%	157,620
2016	15.416643	16.067226	4.22%	160,259
2015	15.723594	15.416643	-1.95%	148,268
2014	15.261712	15.723594	3.03%	179,779
2013	13.399134	15.261712	13.90%	185,602
2012	12.031099	13.399134	11.37%	177,106
2011	12.367484	12.031099	-2.72%	137,978
2010	10.982100	12.367484	12.61%	44,331
2009	8.673279	10.982100	26.62%	27,693
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	20.027156	18.136290	-9.44%	44,610
2017	16.845263	20.027156	18.89%	38,696
2016	16.076388	16.845263	4.78%	39,176
2015	16.408113	16.076388	-2.02%	39,509
2014	15.903619	16.408113	3.17%	39,404
2013	13.298675	15.903619	19.59%	40,333
2012	11.722046	13.298675	13.45%	33,113
2011	12.246674	11.722046	-4.28%	22,266
2010	10.728285	12.246674	14.15%	15,153
2009	8.302910	10.728285	29.21%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.919833	11.218659	-5.88%	0
2017	10.421293	11.919833	14.38%	0
2016*	10.000000	10.421293	4.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.809862	12.455605	-25.90%	7,726
2017	17.552257	16.809862	-4.23%	8,096
2016	13.346796	17.552257	31.51%	8,247
2015	17.098213	13.346796	-21.94%	8,588
2014	19.899161	17.098213	-14.08%	7,773
2013	16.272913	19.899161	22.28%	8,067
2012	15.774479	16.272913	3.16%	14,421
2011	16.892576	15.774479	-6.62%	14,600
2010	14.392471	16.892576	17.37%	11,948
2009	9.901301	14.392471	45.36%	9,698
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	28.019440	25.240716	-9.92%	22,314
2017	25.250638	28.019440	10.97%	25,931
2016	21.777475	25.250638	15.95%	26,874
2015	23.087678	21.777475	-5.67%	30,029
2014	21.607082	23.087678	6.85%	29,898
2013	17.160639	21.607082	25.91%	26,332
2012	14.884062	17.160639	15.30%	21,119
2011	15.011946	14.884062	-0.85%	27,189
2010	13.262061	15.011946	13.19%	18,248
2009	10.366212	13.262061	27.94%	18,638
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.919269	11.554690	-10.56%	0
2017	11.247098	12.919269	14.87%	0
2016*	10.000000	11.247098	12.47%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	34.401217	33.735838	-1.93%	6,399
2017	25.904429	34.401217	32.80%	5,490
2016	26.153997	25.904429	-0.95%	5,982
2015	24.837424	26.153997	5.30%	6,230
2014	22.714143	24.837424	9.35%	6,484
2013	16.955741	22.714143	33.96%	6,877
2012	15.047317	16.955741	12.68%	9,476
2011	15.280943	15.047317	-1.53%	11,027
2010	12.524797	15.280943	22.01%	10,662
2009	9.936715	12.524797	26.05%	4,350

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.489338	14.158474	-2.28%	27,431
2017	14.144731	14.489338	2.44%	29,129
2016	13.744097	14.144731	2.91%	44,941
2015	14.072984	13.744097	-2.34%	47,885
2014	13.527342	14.072984	4.03%	60,931
2013	14.023325	13.527342	-3.54%	60,446
2012	13.481898	14.023325	4.02%	53,690
2011	12.787043	13.481898	5.43%	49,753
2010	12.070664	12.787043	5.93%	52,831
2009	10.612749	12.070664	13.74%	60,881
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	46.892314	39.362126	-16.06%	8,976
2017	39.493541	46.892314	18.73%	9,351
2016	35.822143	39.493541	10.25%	10,496
2015	36.969835	35.822143	-3.10%	13,434
2014	35.397752	36.969835	4.44%	13,433
2013	26.449304	35.397752	33.83%	14,058
2012	23.439599	26.449304	12.84%	16,304
2011	26.692806	23.439599	-12.19%	19,199
2010	21.076944	26.692806	26.64%	17,836
2009	15.311304	21.076944	37.66%	7,773
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.787398	22.410688	-16.34%	5,638
2017	20.920479	26.787398	28.04%	5,848
2016	22.419319	20.920479	-6.69%	6,076
2015	22.034401	22.419319	1.75%	6,688
2014	24.393917	22.034401	-9.67%	0
2013	19.025804	24.393917	28.21%	0
2012	16.046218	19.025804	18.57%	0
2011	19.707514	16.046218	-18.58%	728
2010	17.732455	19.707514	11.14%	895
2009	14.262765	17.732455	24.33%	920
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.327091	11.357417	-7.87%	0
2017	12.059454	12.327091	2.22%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	37.506441	30.476574	-18.74%	286
2017	31.973624	37.506441	17.30%	315
2016	29.704945	31.973624	7.64%	403
2015	31.151190	29.704945	-4.64%	525
2014	29.691748	31.151190	4.92%	643
2013	23.154657	29.691748	28.23%	766
2012	18.500854	23.154657	25.15%	964
2011	20.648197	18.500854	-10.40%	173
2010	16.592308	20.648197	24.44%	57
2009	10.718880	16.592308	54.80%	67

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.192095	12.629296	-11.01%	2,362
2017	12.866376	14.192095	10.30%	2,278
2016	11.540652	12.866376	11.49%	2,333
2015	12.492611	11.540652	-7.62%	2,285
2014	12.331646	12.492611	1.31%	4,914
2013	10.114985	12.331646	21.91%	4,936
2012	8.904117	10.114985	13.60%	4,949
2011	9.181002	8.904117	-3.02%	13,578
2010	8.453884	9.181002	8.60%	13,861
2009	6.589253	8.453884	28.30%	11,844
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.756432	15.793369	-5.75%	17,348
2017	15.510527	16.756432	8.03%	20,037
2016	13.809495	15.510527	12.32%	41,734
2015	15.083890	13.809495	-8.45%	50,650
2014	14.637928	15.083890	3.05%	52,704
2013	13.042512	14.637928	12.23%	52,974
2012	11.754372	13.042512	10.96%	56,201
2011	11.655097	11.754372	0.85%	56,714
2010	10.501643	11.655097	10.98%	33,750
2009	7.862729	10.501643	33.56%	19,073
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	32.486098	30.372307	-6.51%	4,020
2017	27.355382	32.486098	18.76%	4,420
2016	23.931599	27.355382	14.31%	5,975
2015	25.215932	23.931599	-5.09%	6,540
2014	23.546012	25.215932	7.09%	8,081
2013	18.432121	23.546012	27.74%	8,841
2012	16.714159	18.432121	10.28%	11,485
2011	16.007845	16.714159	4.41%	14,467
2010	13.470559	16.007845	18.84%	14,403
2009	11.654333	13.470559	15.58%	16,275
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	41.394850	35.520487	-14.19%	3,059
2017	37.978092	41.394850	9.00%	3,320
2016	29.614719	37.978092	28.24%	5,753
2015	32.463879	29.614719	-8.78%	7,338
2014	32.771185	32.463879	-0.94%	7,483
2013	24.420447	32.771185	34.20%	7,380
2012	20.942325	24.420447	16.61%	8,284
2011	22.091312	20.942325	-5.20%	8,769
2010	17.491065	22.091312	26.30%	7,598
2009	13.748819	17.491065	27.22%	11,423

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.826931	9.808572	-17.07%	0
2017	8.551041	11.826931	38.31%	289
2016	7.391644	8.551041	15.69%	1,073
2015	9.334052	7.391644	-20.81%	1,203
2014*	10.000000	9.334052	-6.66%	1,150
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	24.395312	20.316943	-16.72%	711
2017	21.222955	24.395312	14.95%	724
2016	20.102833	21.222955	5.57%	796
2015	21.826142	20.102833	-7.90%	1,348
2014	24.934233	21.826142	-12.47%	842
2013	20.585234	24.934233	21.13%	0
2012	17.676481	20.585234	16.46%	0
2011	20.080770	17.676481	-11.97%	770
2010	18.805431	20.080770	6.78%	947
2009	13.931292	18.805431	34.99%	973
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.375742	9.413283	0.40%	23,099
2017	9.338287	9.375742	0.40%	27,037
2016	9.209481	9.338287	1.40%	27,300
2015	9.770332	9.209481	-5.74%	30,859
2014	9.740559	9.770332	0.31%	34,236
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.421727	11.703917	-5.78%	0
2017	11.148591	12.421727	11.42%	0
2016	10.847392	11.148591	2.78%	0
2015	11.692785	10.847392	-7.23%	0
2014	11.420270	11.692785	2.39%	0
2013	10.209122	11.420270	11.86%	0
2012*	10.000000	10.209122	2.09%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.393040	-6.07%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.244811	9.578255	-6.51%	0
2017	10.031763	10.244811	2.12%	0
2016	10.233604	10.031763	-1.97%	0
2015	10.200841	10.233604	0.32%	0
2014	9.895117	10.200841	3.09%	0
2013*	10.000000	9.895117	-1.05%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.335037	17.355918	-5.34%	0
2017	14.653071	18.335037	25.13%	0
2016	14.581503	14.653071	0.49%	0
2015	14.132255	14.581503	3.18%	0
2014	13.263987	14.132255	6.55%	0
2013	9.632563	13.263987	37.70%	202
2012*	10.000000	9.632563	-3.67%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.326642	13.344408	-12.93%	0
2017	13.570814	15.326642	12.94%	0
2016	12.174429	13.570814	11.47%	0
2015	12.912582	12.174429	-5.72%	0
2014	12.584499	12.912582	2.61%	0
2013	9.945246	12.584499	26.54%	0
2012*	10.000000	9.945246	-0.55%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.469809	15.268457	-7.29%	5,087
2017	13.688889	16.469809	20.32%	5,087
2016	13.817684	13.688889	-0.93%	5,087
2015	13.883485	13.817684	-0.47%	5,495
2014	13.088199	13.883485	6.08%	7,090
2013	9.727018	13.088199	34.56%	7,225
2012*	10.000000	9.727018	-2.73%	7,349
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.795509	14.711081	-6.87%	9,545
2017	13.557910	15.795509	16.50%	15,509
2016	14.126617	13.557910	-4.03%	15,592
2015	15.647829	14.126617	-9.72%	20,896
2014	16.769076	15.647829	-6.69%	20,309
2013	13.605136	16.769076	23.26%	20,005
2012	11.590239	13.605136	17.38%	20,645
2011	12.680130	11.590239	-8.60%	20,210
2010	11.845474	12.680130	7.05%	17,190
2009*	10.000000	11.845474	18.45%	5,646
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.069000	12.599668	-3.59%	198
2017	12.436864	13.069000	5.08%	248
2016	10.866746	12.436864	14.45%	1,368
2015	11.799816	10.866746	-7.91%	1,426
2014	11.755603	11.799816	0.38%	1,235
2013	10.800595	11.755603	8.84%	1,292
2012*	10.000000	10.800595	8.01%	1,353

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.579945	16.320329	-1.57%	9,067
2017	13.264130	16.579945	25.00%	9,254
2016	12.689521	13.264130	4.53%	10,011
2015	13.673097	12.689521	-7.19%	10,156
2014	12.868630	13.673097	6.25%	9,781
2013	10.054450	12.868630	27.99%	9,923
2012*	10.000000	10.054450	0.54%	3,348
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	27.846885	27.545197	-1.08%	1,115
2017	23.929969	27.846885	16.37%	1,115
2016	23.286565	23.929969	2.76%	1,115
2015	23.544536	23.286565	-1.10%	1,115
2014	22.083732	23.544536	6.61%	1,115
2013	18.714051	22.083732	18.01%	1,115
2012	16.758290	18.714051	11.67%	1,306
2011	16.785495	16.758290	-0.16%	1,315
2010	15.761251	16.785495	6.50%	1,115
2009	12.741602	15.761251	23.70%	3,704
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.018299	9.740272	-2.78%	8,637
2017	9.840496	10.018299	1.81%	3,150
2016	9.772826	9.840496	0.69%	2,845
2015*	10.000000	9.772826	-2.27%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	41.977201	42.054641	0.18%	6,982
2017	32.781337	41.977201	28.05%	9,287
2016	32.645068	32.781337	0.42%	9,367
2015	29.607804	32.645068	10.26%	13,229
2014	27.712084	29.607804	6.84%	13,602
2013	21.494993	27.712084	28.92%	14,055
2012	17.619325	21.494993	22.00%	14,180
2011	19.221411	17.619325	-8.33%	14,032
2010	18.326532	19.221411	4.88%	15,803
2009	12.742191	18.326532	43.83%	1,120
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.575829	23.431298	-0.61%	3,607
2017	16.515750	23.575829	42.75%	3,607
2016	14.726675	16.515750	12.15%	3,607
2015	14.287203	14.726675	3.08%	3,607
2014	13.264828	14.287203	7.71%	2,218
2013	9.946570	13.264828	33.36%	2,218
2012*	10.000000	9.946570	-0.53%	2,218

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	31.364673	26.215527	-16.42%	4,511
2017	24.342252	31.364673	28.85%	4,480
2016	26.488693	24.342252	-8.10%	5,267
2015	29.488521	26.488693	-10.17%	5,744
2014	34.059408	29.488521	-13.42%	5,892
2013	30.256865	34.059408	12.57%	5,785
2012	27.141314	30.256865	11.48%	6,043
2011	40.723440	27.141314	-33.35%	0
2010	33.069771	40.723440	23.14%	0
2009	18.748459	33.069771	76.39%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.891574	8.736597	-19.79%	334
2017	8.649942	10.891574	25.91%	334
2016	7.270472	8.649942	18.97%	334
2015	9.233048	7.270472	-21.26%	334
2014	9.829484	9.233048	-6.07%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.191052	9.934312	-2.52%	5,369
2017	9.960942	10.191052	2.31%	0
2016*	10.000000	9.960942	-0.39%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.641860	16.109335	-3.20%	856
2017	13.373104	16.641860	24.44%	0
2016	12.478260	13.373104	7.17%	0
2015	12.946089	12.478260	-3.61%	0
2014	14.208095	12.946089	-8.88%	0
2013	10.214213	14.208095	39.10%	0
2012*	10.000000	10.214213	2.14%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	35.126836	31.013786	-11.71%	11,332
2017	30.388282	35.126836	15.59%	11,026
2016	27.114479	30.388282	12.07%	18,275
2015	27.786939	27.114479	-2.42%	20,658
2014	25.598429	27.786939	8.55%	22,077
2013	19.165838	25.598429	33.56%	23,618
2012	16.791481	19.165838	14.14%	24,465
2011	17.126545	16.791481	-1.96%	27,121
2010	15.633669	17.126545	9.55%	22,327
2009	12.961686	15.633669	20.61%	24,134

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.876965	17.673368	-11.09%	7,437
2017	15.911391	19.876965	24.92%	11,647
2016	15.555483	15.911391	2.29%	12,415
2015	14.853591	15.555483	4.73%	11,313
2014	14.910887	14.853591	-0.38%	5,244
2013	11.860324	14.910887	25.72%	5,345
2012	10.386610	11.860324	14.19%	5,782
2011	10.735263	10.386610	-3.25%	5,371
2010*	10.000000	10.735263	7.35%	3,678
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.792889	12.672487	-0.94%	11,544
2017	10.138175	12.792889	26.19%	11,545
2016	9.724070	10.138175	4.26%	11,545
2015*	10.000000	9.724070	-2.76%	11,546
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.816046	13.483770	-2.41%	0
2017	13.245104	13.816046	4.31%	233
2016	12.701917	13.245104	4.28%	210
2015	13.003569	12.701917	-2.32%	954
2014	12.273072	13.003569	5.95%	971
2013	12.532676	12.273072	-2.07%	955
2012	11.652746	12.532676	7.55%	921
2011	11.223266	11.652746	3.83%	917
2010	10.662845	11.223266	5.26%	908
2009	9.896836	10.662845	7.74%	942
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	25.488248	23.335334	-8.45%	0
2017	23.612012	25.488248	7.95%	0
2016	21.677004	23.612012	8.93%	0
2015	22.268862	21.677004	-2.66%	0
2014	21.972889	22.268862	1.35%	0
2013	24.448335	21.972889	-10.13%	0
2012	21.057297	24.448335	16.10%	0
2011	20.000240	21.057297	5.29%	1,658
2010	18.502313	20.000240	8.10%	1,658
2009	14.436666	18.502313	28.16%	1,658
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.313322	9.356373	-9.28%	0
2017	9.302939	10.313322	10.86%	0
2016	8.214694	9.302939	13.25%	0
2015*	10.000000	8.214694	-17.85%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.302482	17.646031	-8.58%	3
2017	16.674424	19.302482	15.76%	6
2016	15.249567	16.674424	9.34%	7
2015	16.677082	15.249567	-8.56%	7
2014	17.287894	16.677082	-3.53%	7
2013	13.304255	17.287894	29.94%	7
2012	11.014999	13.304255	20.78%	8
2011	11.285203	11.014999	-2.39%	0
2010*	10.000000	11.285203	12.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.545270	23.668823	-10.84%	9,428
2017	24.851422	26.545270	6.82%	9,771
2016	20.986864	24.851422	18.41%	10,252
2015	22.296873	20.986864	-5.88%	12,631
2014	20.041485	22.296873	11.25%	20,148
2013	15.452427	20.041485	29.70%	21,810
2012	13.708059	15.452427	12.73%	23,319
2011	13.849007	13.708059	-1.02%	22,091
2010	12.425615	13.849007	11.46%	20,861
2009*	10.000000	12.425615	24.26%	111
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.572831	16.445997	-6.41%	541,459
2017	15.406496	17.572831	14.06%	597,991
2016	14.349082	15.406496	7.37%	661,163
2015	14.425632	14.349082	-0.53%	699,011
2014	13.949176	14.425632	3.42%	701,773
2013	11.486841	13.949176	21.44%	677,041
2012	10.078216	11.486841	13.98%	701,283
2011	10.137186	10.078216	-0.58%	682,451
2010	9.187384	10.137186	10.34%	350,060
2009	7.557697	9.187384	21.56%	150,113
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.695426	11.395394	-2.57%	232,150
2017	11.503572	11.695426	1.67%	254,352
2016	11.376737	11.503572	1.11%	270,512
2015	11.576733	11.376737	-1.73%	290,822
2014	11.195652	11.576733	3.40%	266,792
2013	11.666419	11.195652	-4.04%	266,296
2012	11.284076	11.666419	3.39%	229,732
2011	10.835256	11.284076	4.14%	209,753
2010	10.378523	10.835256	4.40%	136,591
2009	9.395078	10.378523	10.47%	55,917

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.386306	18.186832	-10.79%	6,152
2017	15.802297	20.386306	29.01%	4,013
2016	16.012287	15.802297	-1.31%	4,326
2015	15.257817	16.012287	4.94%	4,695
2014	15.210958	15.257817	0.31%	8,910
2013	12.004302	15.210958	26.71%	15,342
2012	9.982671	12.004302	20.25%	16,320
2011	11.174715	9.982671	-10.67%	15,643
2010	10.192912	11.174715	9.63%	14,554
2009	7.307804	10.192912	39.48%	6,524
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.685959	20.240195	-2.15%	30,630
2017	16.432296	20.685959	25.89%	32,349
2016	15.295493	16.432296	7.43%	37,068
2015	14.590661	15.295493	4.83%	38,814
2014	13.707124	14.590661	6.45%	47,526
2013	10.736608	13.707124	27.67%	50,645
2012	9.284769	10.736608	15.64%	52,010
2011	9.889514	9.284769	-6.12%	49,225
2010	8.494561	9.889514	16.42%	43,770
2009	6.213995	8.494561	36.70%	23,098
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.370424	16.734584	-3.66%	161,179
2017	14.462890	17.370424	20.10%	197,153
2016	13.217109	14.462890	9.43%	250,595
2015	13.274140	13.217109	-0.43%	270,900
2014	12.225884	13.274140	8.57%	266,680
2013	9.334537	12.225884	30.97%	288,977
2012	8.095662	9.334537	15.30%	313,295
2011	8.406630	8.095662	-3.70%	301,816
2010	7.690526	8.406630	9.31%	193,870
2009	5.974146	7.690526	28.73%	77,382
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.395016	15.769078	-3.82%	13,993
2017	15.652937	16.395016	4.74%	16,034
2016	14.625971	15.652937	7.02%	19,730
2015	15.290661	14.625971	-4.35%	23,448
2014	14.943173	15.290661	2.33%	21,255
2013	15.343265	14.943173	-2.61%	21,024
2012	13.877508	15.343265	10.56%	20,667
2011	13.347795	13.877508	3.97%	12,877
2010	12.253659	13.347795	8.93%	10,188
2009	10.001778	12.253659	22.51%	2,087

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	30.845341	28.113688	-8.86%	7,246
2017	26.607320	30.845341	15.93%	7,450
2016	22.974020	26.607320	15.81%	9,380
2015	24.949517	22.974020	-7.92%	10,381
2014	23.253744	24.949517	7.29%	10,146
2013	17.448408	23.253744	33.27%	10,506
2012	14.990766	17.448408	16.39%	11,859
2011	15.616731	14.990766	-4.01%	11,244
2010	13.733204	15.616731	13.72%	10,049
2009	10.869643	13.733204	26.34%	9,462
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.969763	9.889064	-9.85%	0
2017	9.402992	10.969763	16.66%	0
2016	9.270047	9.402992	1.43%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.081024	0.81%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.894825	21.873267	-4.46%	0
2017	21.771415	22.894825	5.16%	141
2016	19.361187	21.771415	12.45%	1,259
2015	20.182268	19.361187	-4.07%	4,222
2014	19.980044	20.182268	1.01%	3,986
2013	18.944494	19.980044	5.47%	0
2012	16.789652	18.944494	12.83%	0
2011	16.417942	16.789652	2.26%	0
2010	14.730201	16.417942	11.46%	0
2009	10.242829	14.730201	43.81%	419
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.370004	16.251298	-6.44%	3,027
2017	14.134119	17.370004	22.89%	3,143
2016	12.637235	14.134119	11.85%	3,307
2015	12.984574	12.637235	-2.68%	3,863
2014	12.370862	12.984574	4.96%	3,424
2013	8.750033	12.370862	41.38%	3,505
2012	7.603512	8.750033	15.08%	3,756
2011	8.737524	7.603512	-12.98%	3,256
2010	7.687700	8.737524	13.66%	1,096
2009	5.102388	7.687700	50.67%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.535448	17.183320	-7.29%	17,539
2017	15.897534	18.535448	16.59%	18,991
2016	14.657267	15.897534	8.46%	30,117
2015	14.943004	14.657267	-1.91%	36,008
2014	13.727804	14.943004	8.85%	39,594
2013	10.058850	13.727804	36.47%	41,265
2012	9.168679	10.058850	9.71%	43,338
2011	9.622260	9.168679	-4.71%	44,230
2010	7.905921	9.622260	21.71%	35,361
2009	6.114345	7.905921	29.30%	47,919
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.444374	13.576843	-12.09%	3,632
2017	13.087676	15.444374	18.01%	8,707
2016	12.260961	13.087676	6.74%	8,716
2015	12.669896	12.260961	-3.23%	8,726
2014	12.309310	12.669896	2.93%	3,674
2013	9.651801	12.309310	27.53%	3,685
2012	8.436374	9.651801	14.41%	3,695
2011	9.148112	8.436374	-7.78%	4,108
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.076568	13.000006	-7.65%	124,531
2017	12.753355	14.076568	10.38%	134,338
2016	12.201732	12.753355	4.52%	137,602
2015	12.520180	12.201732	-2.54%	174,961
2014	12.187106	12.520180	2.73%	180,798
2013	10.790994	12.187106	12.94%	196,828
2012	9.864594	10.790994	9.39%	204,561
2011	10.151038	9.864594	-2.82%	263,227
2010	9.334244	10.151038	8.75%	228,555
2009	7.908776	9.334244	18.02%	76,666
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.954874	13.527410	-9.55%	460,410
2017	13.109852	14.954874	14.07%	533,745
2016	12.400975	13.109852	5.72%	564,080
2015	12.759356	12.400975	-2.81%	563,380
2014	12.372459	12.759356	3.13%	566,103
2013	10.359815	12.372459	19.43%	584,021
2012	9.255266	10.359815	11.93%	609,192
2011	9.731444	9.255266	-4.89%	562,524
2010	8.790510	9.731444	10.70%	430,473
2009	7.187575	8.790510	22.30%	245,261

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.459936	11.952312	-4.07%	75,771
2017	11.892951	12.459936	4.77%	92,796
2016	11.541168	11.892951	3.05%	90,980
2015	11.803545	11.541168	-2.22%	95,657
2014	11.596375	11.803545	1.79%	165,786
2013	11.219522	11.596375	3.36%	118,730
2012	10.596201	11.219522	5.88%	125,478
2011	10.607527	10.596201	-0.11%	120,217
2010	10.083319	10.607527	5.20%	122,612
2009	9.057536	10.083319	11.33%	113,121
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.066988	11.051554	-8.41%	7,623
2017	10.674097	12.066988	13.05%	0
2016	10.265765	10.674097	3.98%	0
2015	10.889702	10.265765	-5.73%	0
2014	10.811191	10.889702	0.73%	0
2013*	10.000000	10.811191	8.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.391690	11.341513	-8.47%	7,456
2017	10.679797	12.391690	16.03%	0
2016	10.207837	10.679797	4.62%	0
2015	10.894591	10.207837	-6.30%	0
2014	10.949532	10.894591	-0.50%	0
2013*	10.000000	10.949532	9.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.554241	13.318875	-8.49%	286,196
2017	12.964251	14.554241	12.26%	307,569
2016	12.330186	12.964251	5.14%	328,244
2015	12.652825	12.330186	-2.55%	338,324
2014	12.284112	12.652825	3.00%	346,647
2013	10.586292	12.284112	16.04%	363,103
2012	9.564729	10.586292	10.68%	389,591
2011	9.941983	9.564729	-3.79%	452,231
2010	9.062813	9.941983	9.70%	409,214
2009	7.544912	9.062813	20.12%	161,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.175152	13.525844	-10.87%	43,276
2017	13.047898	15.175152	16.30%	51,280
2016	12.311451	13.047898	5.98%	58,118
2015	12.690284	12.311451	-2.99%	64,196
2014	12.321460	12.690284	2.99%	60,435
2013	10.065473	12.321460	22.41%	70,054
2012	8.918301	10.065473	12.86%	65,401
2011	9.497527	8.918301	-6.10%	49,424
2010	8.509389	9.497527	11.61%	43,393
2009	6.824993	8.509389	24.68%	7,132

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.592532	12.749829	-6.20%	15,458
2017	12.557554	13.592532	8.24%	16,086
2016	12.026908	12.557554	4.41%	17,487
2015	12.341521	12.026908	-2.55%	18,747
2014	12.038041	12.341521	2.52%	18,177
2013	10.986603	12.038041	9.57%	25,548
2012	10.136240	10.986603	8.39%	23,603
2011	10.318164	10.136240	-1.76%	21,201
2010	9.607347	10.318164	7.40%	13,919
2009	8.288260	9.607347	15.92%	3,024
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.612591	12.336915	-2.19%	9,336
2017	12.290443	12.612591	2.62%	9,930
2016	11.882352	12.290443	3.43%	21,584
2015	12.170461	11.882352	-2.37%	22,361
2014	11.803521	12.170461	3.11%	24,847
2013	12.243899	11.803521	-3.60%	24,484
2012	11.565384	12.243899	5.87%	21,552
2011	11.051586	11.565384	4.65%	19,194
2010	10.507651	11.051586	5.18%	18,350
2009	9.823684	10.507651	6.96%	20,131
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.446111	13.050835	-2.94%	11,384
2017	13.154782	13.446111	2.21%	10,689
2016	12.923440	13.154782	1.79%	9,732
2015	13.188452	12.923440	-2.01%	10,151
2014	12.766100	13.188452	3.31%	8,642
2013	13.231603	12.766100	-3.52%	8,548
2012	12.540931	13.231603	5.51%	7,295
2011	12.005371	12.540931	4.46%	5,343
2010	11.273445	12.005371	6.49%	862
2009	9.829489	11.273445	14.69%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.981042	12.367558	-11.54%	0
2017	12.040008	13.981042	16.12%	0
2016	10.973279	12.040008	9.72%	0
2015	11.503799	10.973279	-4.61%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.984767	11.789033	-9.21%	0
2017	11.580162	12.984767	12.13%	0
2016	10.808234	11.580162	7.14%	0
2015	11.169585	10.808234	-3.24%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	29.183939	28.300870	-3.03%	10,553
2017	23.315796	29.183939	25.17%	12,151
2016	22.908312	23.315796	1.78%	13,242
2015	22.187207	22.908312	3.25%	15,489
2014	20.748524	22.187207	6.93%	16,078
2013	15.456042	20.748524	34.24%	18,352
2012	13.250874	15.456042	16.64%	23,804
2011	13.796473	13.250874	-3.95%	27,804
2010	12.907173	13.796473	6.89%	28,988
2009*	10.000000	12.907173	29.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.950581	29.967817	-18.90%	1,751
2017	26.562104	36.950581	39.11%	2,258
2016	25.089180	26.562104	5.87%	3,126
2015	30.407499	25.089180	-17.49%	3,999
2014	32.747134	30.407499	-7.14%	3,875
2013	33.103845	32.747134	-1.08%	0
2012	28.728074	33.103845	15.23%	0
2011	37.679386	28.728074	-23.76%	0
2010	33.001367	37.679386	14.18%	0
2009	20.543325	33.001367	60.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.702788	12.505208	-1.56%	12,119
2017	12.632400	12.702788	0.56%	14,296
2016	12.729829	12.632400	-0.77%	25,684
2015	12.937757	12.729829	-1.61%	25,844
2014	12.560856	12.937757	3.00%	29,634
2013	13.291183	12.560856	-5.49%	28,076
2012	13.093826	13.291183	1.51%	24,511
2011	12.393502	13.093826	5.65%	22,756
2010	12.008019	12.393502	3.21%	23,384
2009	11.871712	12.008019	1.15%	38,691
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.330622	9.317698	-0.14%	89,288
2017	9.432569	9.330622	-1.08%	89,515
2016	9.575089	9.432569	-1.49%	104,742
2015	9.720901	9.575089	-1.50%	109,856
2014	9.868932	9.720901	-1.50%	129,280
2013	10.019216	9.868932	-1.50%	184,674
2012	10.172213	10.019216	-1.50%	253,472
2011	10.326678	10.172213	-1.50%	198,962
2010	10.483924	10.326678	-1.50%	128,403
2009	10.639112	10.483924	-1.46%	84,883

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.429714	8.751811	-16.09%	2,012
2017	8.332151	10.429714	25.17%	1,928
2016	8.405428	8.332151	-0.87%	2,083
2015	8.817441	8.405428	-4.67%	2,542
2014	9.016627	8.817441	-2.21%	2,449
2013	7.786405	9.016627	15.80%	2,004
2012	6.860618	7.786405	13.49%	2,086
2011	7.738784	6.860618	-11.35%	1,604
2010	6.952510	7.738784	11.31%	1,163
2009	5.452556	6.952510	27.51%	1,068
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.402898	9.644328	-15.42%	13,321
2017	9.301272	11.402898	22.60%	1,346
2016	9.393399	9.301272	-0.98%	1,390
2015	9.670779	9.393399	-2.87%	1,750
2014	10.465650	9.670779	-7.60%	767
2013	8.780151	10.465650	19.20%	0
2012	7.540827	8.780151	16.43%	0
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	29.793487	26.745698	-10.23%	22,351
2017	25.539133	29.793487	16.66%	22,430
2016	23.684562	25.539133	7.83%	23,578
2015	24.287676	23.684562	-2.48%	27,443
2014	23.486640	24.287676	3.41%	27,433
2013	18.738447	23.486640	25.34%	33,701
2012	16.414092	18.738447	14.16%	53,358
2011	17.345471	16.414092	-5.37%	98,506
2010	15.362132	17.345471	12.91%	97,631
2009	12.260523	15.362132	25.30%	101,112
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.312336	16.224333	-6.28%	53,226
2017	15.814908	17.312336	9.47%	53,928
2016	15.103185	15.814908	4.71%	55,865
2015	15.359866	15.103185	-1.67%	56,298
2014	14.910100	15.359866	3.02%	56,756
2013	13.345609	14.910100	11.72%	55,245
2012	12.386680	13.345609	7.74%	55,764
2011	12.464635	12.386680	-0.63%	56,731
2010	11.523426	12.464635	8.17%	36,257
2009*	10.000000	11.523426	15.23%	3,615

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.632705	19.006574	-7.88%	118,021
2017	18.244283	20.632705	13.09%	193,781
2016	17.190894	18.244283	6.13%	220,207
2015	17.546007	17.190894	-2.02%	210,832
2014	16.930775	17.546007	3.63%	218,398
2013	14.384375	16.930775	17.70%	220,206
2012	13.010184	14.384375	10.56%	212,632
2011	13.332645	13.010184	-2.42%	218,569
2010	12.082047	13.332645	10.35%	76,393
2009*	10.000000	12.082047	20.82%	3,267
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.877056	14.388442	-3.28%	17,836
2017	14.290880	14.877056	4.10%	14,796
2016	13.914635	14.290880	2.70%	16,545
2015	14.089226	13.914635	-1.24%	20,703
2014	13.768156	14.089226	2.33%	26,086
2013	13.333587	13.768156	3.26%	39,922
2012	12.870975	13.333587	3.59%	38,410
2011	12.694481	12.870975	1.39%	40,864
2010	12.170590	12.694481	4.30%	44,500
2009	11.326919	12.170590	7.45%	35,213
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.976497	11.132278	-7.05%	7,595
2017	10.662339	11.976497	12.33%	0
2016	10.239809	10.662339	4.13%	0
2015	10.743986	10.239809	-4.69%	0
2014	10.646159	10.743986	0.92%	0
2013*	10.000000	10.646159	6.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.351930	11.429080	-7.47%	7,410
2017	10.720903	12.351930	15.21%	0
2016	10.176380	10.720903	5.35%	0
2015	10.756801	10.176380	-5.40%	0
2014	10.734514	10.756801	0.21%	0
2013*	10.000000	10.734514	7.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	22.347330	20.760085	-7.10%	122,474
2017	20.089701	22.347330	11.24%	134,261
2016	19.035115	20.089701	5.54%	158,541
2015	19.389892	19.035115	-1.83%	168,523
2014	18.715490	19.389892	3.60%	179,960
2013	16.291577	18.715490	14.88%	311,251
2012	14.926410	16.291577	9.15%	310,952
2011	15.159363	14.926410	-1.54%	287,616
2010	13.875751	15.159363	9.25%	269,656
2009	11.824394	13.875751	17.35%	258,220

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.706428	24.271208	-9.12%	115,950
2017	23.236412	26.706428	14.93%	129,675
2016	21.744996	23.236412	6.86%	158,412
2015	22.238462	21.744996	-2.22%	162,637
2014	21.510824	22.238462	3.38%	175,083
2013	17.845023	21.510824	20.54%	190,089
2012	15.925956	17.845023	12.05%	195,151
2011	16.519284	15.925956	-3.59%	182,274
2010	14.863119	16.519284	11.14%	154,758
2009	12.130524	14.863119	22.53%	158,167
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.545900	17.584508	-5.18%	35,125
2017	17.239551	18.545900	7.58%	38,860
2016	16.557122	17.239551	4.12%	41,056
2015	16.814401	16.557122	-1.53%	43,024
2014	16.298023	16.814401	3.17%	47,843
2013	14.974615	16.298023	8.84%	34,519
2012	14.071828	14.974615	6.42%	37,167
2011	13.996960	14.071828	0.53%	71,338
2010	13.094807	13.996960	6.89%	68,994
2009	11.604444	13.094807	12.84%	85,977
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.844396	11.103404	-6.26%	0
2017	10.228794	11.844396	15.79%	0
2016	9.566444	10.228794	6.92%	0
2015	9.935392	9.566444	-3.71%	0
2014*	10.000000	9.935392	-0.65%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.986108	12.460897	-4.04%	0
2017	10.832909	12.986108	19.88%	0
2016	9.993562	10.832909	8.40%	0
2015	10.131414	9.993562	-1.36%	0
2014*	10.000000	10.131414	1.31%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	44.115898	38.503886	-12.72%	1,726
2017	38.682052	44.115898	14.05%	1,711
2016	32.645829	38.682052	18.49%	1,785
2015	34.004748	32.645829	-4.00%	1,152
2014	31.550414	34.004748	7.78%	914
2013	24.074509	31.550414	31.05%	1,618
2012	20.806439	24.074509	15.71%	2,193
2011	21.674104	20.806439	-4.00%	2,679
2010	17.435491	21.674104	24.31%	2,917
2009	12.943537	17.435491	34.70%	3,085

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.433532	10.204565	-17.93%	21,434
2017	10.054717	12.433532	23.66%	21,626
2016	10.466118	10.054717	-3.93%	34,672
2015	10.695524	10.466118	-2.14%	40,240
2014	11.007230	10.695524	-2.83%	42,079
2013	9.229482	11.007230	19.26%	40,756
2012	8.111439	9.229482	13.78%	39,665
2011	9.111599	8.111439	-10.98%	37,685
2010	8.128145	9.111599	12.10%	28,328
2009	6.062787	8.128145	34.07%	45,746
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.957187	14.620245	-18.58%	4,252
2017	14.877250	17.957187	20.70%	4,798
2016	14.386537	14.877250	3.41%	4,872
2015	15.430519	14.386537	-6.77%	5,643
2014	17.343951	15.430519	-11.03%	11,181
2013	14.546079	17.343951	19.23%	0
2012	12.617124	14.546079	15.29%	0
2011	15.324262	12.617124	-17.67%	0
2010	14.691447	15.324262	4.31%	0
2009	11.516747	14.691447	27.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.642992	17.746559	-4.81%	16,187
2017	14.572048	18.642992	27.94%	17,726
2016	14.504696	14.572048	0.46%	23,688
2015	14.278705	14.504696	1.58%	25,820
2014	13.160554	14.278705	8.50%	27,587
2013	9.940116	13.160554	32.40%	28,860
2012	8.689350	9.940116	14.39%	30,048
2011	9.116094	8.689350	-4.68%	31,566
2010	8.022668	9.116094	13.63%	25,945
2009	6.296627	8.022668	27.41%	30,988
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.601160	14.422381	-13.12%	8,494
2017	14.736777	16.601160	12.65%	8,766
2016	12.891985	14.736777	14.31%	9,078
2015	13.554112	12.891985	-4.89%	9,265
2014	12.481965	13.554112	8.59%	7,340
2013	9.384732	12.481965	33.00%	7,672
2012	8.102602	9.384732	15.82%	8,163
2011	8.759418	8.102602	-7.50%	8,691
2010	7.887411	8.759418	11.06%	4,513
2009	6.284757	7.887411	25.50%	7,214

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.428096	16.870866	-8.45%	10,396
2017	14.670243	18.428096	25.62%	11,409
2016	14.042679	14.670243	4.47%	18,049
2015	14.305996	14.042679	-1.84%	19,610
2014	14.002987	14.305996	2.16%	30,350
2013	10.256516	14.002987	36.53%	29,836
2012	9.082922	10.256516	12.92%	31,759
2011	9.650508	9.082922	-5.88%	34,011
2010	7.746878	9.650508	24.57%	32,794
2009	6.207089	7.746878	24.81%	42,696
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.380800	18.287956	-14.47%	6,455
2017	19.066812	21.380800	12.14%	6,864
2016	16.460353	19.066812	15.83%	10,764
2015	17.207586	16.460353	-4.34%	13,399
2014	14.928741	17.207586	15.26%	15,243
2013	11.170595	14.928741	33.64%	15,756
2012	9.747754	11.170595	14.60%	16,494
2011	10.131081	9.747754	-3.78%	17,006
2010	8.597378	10.131081	17.84%	14,000
2009	6.689909	8.597378	28.51%	24,570
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	29.185564	26.383453	-9.60%	2,534
2017	23.770158	29.185564	22.78%	2,758
2016	22.331628	23.770158	6.44%	2,932
2015	22.552272	22.331628	-0.98%	3,096
2014	22.328965	22.552272	1.00%	3,324
2013	15.747665	22.328965	41.79%	3,242
2012	14.137076	15.747665	11.39%	3,561
2011	14.476589	14.137076	-2.35%	3,347
2010	11.747672	14.476589	23.23%	1,816
2009	9.377241	11.747672	25.28%	1,764
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	41.502630	33.877048	-18.37%	0
2017	38.741715	41.502630	7.13%	0
2016	31.310190	38.741715	23.74%	14
2015	33.920408	31.310190	-7.70%	14
2014	32.254860	33.920408	5.16%	77
2013	23.385855	32.254860	37.92%	215
2012	19.735508	23.385855	18.50%	223
2011	21.191064	19.735508	-6.87%	500
2010	17.010167	21.191064	24.58%	514
2009	13.720947	17.010167	23.97%	564

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	38.886062	33.384152	-14.15%	2,737
2017	34.873514	38.886062	11.51%	3,912
2016	28.890179	34.873514	20.71%	4,103
2015	29.896743	28.890179	-3.37%	5,786
2014	30.184230	29.896743	-0.95%	7,471
2013	21.802509	30.184230	38.44%	7,561
2012	19.210199	21.802509	13.49%	7,903
2011	20.703615	19.210199	-7.21%	8,411
2010	16.817669	20.703615	23.11%	8,963
2009	12.700907	16.817669	32.41%	6,398
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	28.475291	27.967990	-1.78%	7,067
2017	24.040613	28.475291	18.45%	8,202
2016	21.955863	24.040613	9.50%	15,660
2015	22.143658	21.955863	-0.85%	17,704
2014	20.105154	22.143658	10.14%	19,987
2013	15.606084	20.105154	28.83%	21,502
2012	13.917143	15.606084	12.14%	21,745
2011	14.075410	13.917143	-1.12%	23,198
2010	12.620735	14.075410	11.53%	19,702
2009	10.204910	12.620735	23.67%	30,716
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.342575	13.553121	-5.50%	2,813
2017	13.717662	14.342575	4.56%	10,633
2016	12.993423	13.717662	5.57%	7,259
2015	13.982783	12.993423	-7.08%	7,300
2014	11.038053	13.982783	26.68%	7,814
2013	10.911512	11.038053	1.16%	7,392
2012	9.584620	10.911512	13.84%	9,047
2011	9.167515	9.584620	4.55%	4,185
2010	7.169085	9.167515	27.88%	11,569
2009	5.576620	7.169085	28.56%	848
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.953077	15.883640	-6.31%	6,993
2017	14.197199	16.953077	19.41%	7,983
2016	12.938332	14.197199	9.73%	8,332
2015	13.012667	12.938332	-0.57%	2,908
2014	11.683009	13.012667	11.38%	1,602
2013*	10.000000	11.683009	16.83%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.317615	10.245358	-0.70%	6,461
2017	10.311469	10.317615	0.06%	6,340
2016	10.213574	10.311469	0.96%	5,923
2015	10.404610	10.213574	-1.84%	5,297
2014	10.511125	10.404610	-1.01%	7,888
2013	10.659964	10.511125	-1.40%	6,992
2012	10.454338	10.659964	1.97%	6,511
2011	10.477107	10.454338	-0.22%	5,377
2010	10.385334	10.477107	0.88%	5,558
2009	9.843634	10.385334	5.50%	5,177
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.219117	14.162378	-12.68%	2,344
2017	14.420425	16.219117	12.47%	2,604
2016	12.111608	14.420425	19.06%	2,631
2015	12.927151	12.111608	-6.31%	562
2014	12.552670	12.927151	2.98%	359
2013*	10.000000	12.552670	25.53%	7,009
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.748820	13.907986	-16.96%	29,517
2017	13.855431	16.748820	20.88%	29,791
2016	13.910722	13.855431	-0.40%	41,721
2015	14.696173	13.910722	-5.34%	44,989
2014	16.243345	14.696173	-9.52%	45,552
2013	13.731408	16.243345	18.29%	43,530
2012	11.659822	13.731408	17.77%	44,112
2011	13.516785	11.659822	-13.74%	39,958
2010	12.903630	13.516785	4.75%	26,314
2009*	10.000000	12.903630	29.04%	35,271
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	16.260034	13.299910	-18.20%	0
2017	13.022282	16.260034	24.86%	0
2016	13.464545	13.022282	-3.28%	0
2015	13.463878	13.464545	0.00%	0
2014	14.131621	13.463878	-4.73%	0
2013	12.175405	14.131621	16.07%	0
2012	10.433231	12.175405	16.70%	0
2011	12.081787	10.433231	-13.64%	0
2010	10.052537	12.081787	20.19%	0
2009	7.587194	10.052537	32.49%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	37.415735	34.434501	-7.97%	0
2017	30.493686	37.415735	22.70%	0
2016	29.719936	30.493686	2.60%	0
2015	29.875327	29.719936	-0.52%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.201969	10.150692	-0.50%	11,161
2017	10.265409	10.201969	-0.62%	11,694
2016	10.295782	10.265409	-0.30%	23,649
2015	10.433394	10.295782	-1.32%	24,144
2014	10.528057	10.433394	-0.90%	29,483
2013	10.622869	10.528057	-0.89%	29,320
2012	10.310247	10.622869	3.03%	36,723
2011	10.436686	10.310247	-1.21%	27,927
2010	10.063733	10.436686	3.71%	22,006
2009	9.015480	10.063733	11.63%	23,068
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	30.380935	28.209297	-7.15%	0
2017	26.042701	30.380935	16.66%	0
2016	24.064892	26.042701	8.22%	0
2015	24.545161	24.064892	-1.96%	0
2014	22.575200	24.545161	8.73%	0
2013	16.655724	22.575200	35.54%	0
2012	15.237005	16.655724	9.31%	1,011
2011	15.960221	15.237005	-4.53%	0
2010	13.188779	15.960221	21.01%	0
2009	10.187919	13.188779	29.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	40.262527	34.343909	-14.70%	3,592
2017	29.983699	40.262527	34.28%	3,726
2016	30.486943	29.983699	-1.65%	3,875
2015	29.854846	30.486943	2.12%	4,681
2014	29.698897	29.854846	0.53%	4,736
2013	23.742603	29.698897	25.09%	1,614
2012	19.929575	23.742603	19.13%	1,614
2011	22.118606	19.929575	-9.90%	1,614
2010	19.407591	22.118606	13.97%	1,650
2009	14.138865	19.407591	37.26%	1,722
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.557898	9.926632	-5.98%	780
2017	10.108064	10.557898	4.45%	780
2016	9.656579	10.108064	4.68%	1,150
2015	10.054176	9.656579	-3.95%	1,150
2014	9.959163	10.054176	0.95%	780
2013	10.148062	9.959163	-1.86%	817
2012*	10.000000	10.148062	1.48%	8,932
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.936231	8.665246	-20.77%	4,392
2017	8.780309	10.936231	24.55%	2,774
2016	9.162447	8.780309	-4.17%	2,857
2015	9.021770	9.162447	1.56%	1,309
2014*	10.000000	9.021770	-9.78%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	30.074716	27.222507	-9.48%	11,166
2017	26.176685	30.074716	14.89%	12,218
2016	23.876535	26.176685	9.63%	19,874
2015	23.509733	23.876535	1.56%	21,642
2014	21.619216	23.509733	8.74%	23,455
2013	16.698524	21.619216	29.47%	25,021
2012	14.538622	16.698524	14.86%	25,185
2011	14.806138	14.538622	-1.81%	23,975
2010	12.977665	14.806138	14.09%	21,472
2009	10.293674	12.977665	26.07%	32,458
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	42.870213	37.773660	-11.89%	741
2017	38.206492	42.870213	12.21%	835
2016	32.961659	38.206492	15.91%	1,319
2015	35.635188	32.961659	-7.50%	1,390
2014	32.401575	35.635188	9.98%	1,463
2013	23.392100	32.401575	38.52%	1,506
2012	20.182810	23.392100	15.90%	1,666
2011	20.989731	20.182810	-3.84%	1,201
2010	17.316587	20.989731	21.21%	731
2009	12.843339	17.316587	34.83%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.501952	10.711421	-6.87%	0
2017	10.298780	11.501952	11.68%	0
2016	9.260137	10.298780	11.22%	1,429
2015	10.352353	9.260137	-10.55%	4,227
2014	10.462421	10.352353	-1.05%	18,496
2013	10.610149	10.462421	-1.39%	18,701
2012*	10.000000	10.610149	6.10%	18,912
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.591181	9.928084	-6.26%	0
2017	9.794132	10.591181	8.14%	0
2016	8.782427	9.794132	11.52%	0
2015	9.132165	8.782427	-3.83%	0
2014	9.142817	9.132165	-0.12%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.899658	11.242771	-5.52%	1,341
2017	10.909289	11.899658	9.08%	1,307
2016	10.762483	10.909289	1.36%	1,293
2015	11.770993	10.762483	-8.57%	1,384
2014	11.914392	11.770993	-1.20%	2,882
2013	12.945992	11.914392	-7.97%	2,899
2012	12.490136	12.945992	3.65%	2,095
2011	11.695500	12.490136	6.79%	794
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.249373	11.105989	-1.27%	28,326
2017	11.278968	11.249373	-0.26%	28,412
2016	11.302749	11.278968	-0.21%	33,221
2015	11.450958	11.302749	-1.29%	37,106
2014	11.538994	11.450958	-0.76%	38,359
2013	11.741977	11.538994	-1.73%	37,759
2012	11.273050	11.741977	4.16%	34,510
2011	11.330057	11.273050	-0.50%	23,702
2010	10.935503	11.330057	3.61%	16,306
2009*	10.000000	10.935503	9.36%	14,122
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.179339	10.168895	-0.10%	0
2017	10.101079	10.179339	0.77%	0
2016*	10.000000	10.101079	1.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.998452	10.763793	-2.13%	24,466
2017	10.652346	10.998452	3.25%	23,670
2016	10.541767	10.652346	1.05%	29,859
2015	10.666500	10.541767	-1.17%	30,375
2014	10.395694	10.666500	2.60%	31,060
2013	10.775226	10.395694	-3.52%	32,529
2012	9.990587	10.775226	7.85%	32,501
2011*	10.000000	9.990587	-0.09%	10,251
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.249081	10.138895	-9.87%	1,243
2017*	10.000000	11.249081	12.49%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.322576	13.433912	0.84%	934
2017	10.331908	13.322576	28.95%	0
2016*	10.000000	10.331908	3.32%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	21.261162	16.937883	-20.33%	92
2017	17.051578	21.261162	24.69%	161
2016	17.745902	17.051578	-3.91%	225
2015	17.990942	17.745902	-1.36%	310
2014	19.592904	17.990942	-8.18%	310
2013	15.531362	19.592904	26.15%	310
2012	12.933806	15.531362	20.08%	310
2011	15.807365	12.933806	-18.18%	310
2010	14.585568	15.807365	8.38%	339
2009	11.880985	14.585568	22.76%	397

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.591908	34.362182	-0.66%	12,802
2017	27.584634	34.591908	25.40%	12,965
2016	31.364509	27.584634	-12.05%	14,529
2015	28.311582	31.364509	10.78%	14,854
2014	21.903420	28.311582	29.26%	14,561
2013	14.774016	21.903420	48.26%	15,056
2012	11.450026	14.774016	29.03%	14,580
2011	10.530386	11.450026	8.73%	11,794
2010*	10.000000	10.530386	5.30%	9,154
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.409768	5.223679	-29.50%	2,311
2017	7.673558	7.409768	-3.44%	2,215
2016	5.431921	7.673558	41.27%	1,862
2015	8.308666	5.431921	-34.62%	1,996
2014	10.458766	8.308666	-20.56%	1,282
2013	9.626904	10.458766	8.64%	1,241
2012*	10.000000	9.626904	-3.73%	1,160
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.579401	5.354087	-29.36%	11,782
2017	7.827418	7.579401	-3.17%	11,786
2016	5.529372	7.827418	41.56%	11,790
2015	8.434949	5.529372	-34.45%	11,795
2014	10.585808	8.434949	-20.32%	11,800
2013	9.722815	10.585808	8.88%	11,805
2012*	10.000000	9.722815	-2.77%	11,809
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	24.827912	21.200438	-14.61%	0
2017	19.931707	24.827912	24.56%	0
2016	19.475713	19.931707	2.34%	0
2015	20.407794	19.475713	-4.57%	0
2014	18.800959	20.407794	8.55%	0
2013	14.251751	18.800959	31.92%	0
2012	12.443590	14.251751	14.53%	0
2011	13.558376	12.443590	-8.22%	0
2010	12.252256	13.558376	10.66%	0
2009	9.789620	12.252256	25.16%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	20.492841	19.597588	-4.37%	0
2017	18.533890	20.492841	10.57%	0
2016	17.474914	18.533890	6.06%	0
2015	17.522186	17.474914	-0.27%	0
2014	15.067997	17.522186	16.29%	0
2013	12.787174	15.067997	17.84%	0
2012	11.485307	12.787174	11.34%	0
2011	10.949710	11.485307	4.89%	0
2010	9.812321	10.949710	11.59%	0
2009	8.628260	9.812321	13.72%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.685110	25.367524	-1.24%	0
2017	19.372705	25.685110	32.58%	0
2016	19.565485	19.372705	-0.99%	0
2015	19.600009	19.565485	-0.18%	0
2014	19.158129	19.600009	2.31%	0
2013	13.904457	19.158129	37.78%	0
2012	11.725735	13.904457	18.58%	0
2011	12.602258	11.725735	-6.96%	0
2010*	10.000000	12.602258	26.02%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.443021	29.378467	-0.22%	2,839
2017	23.748987	29.443021	23.98%	3,184
2016	22.376223	23.748987	6.13%	4,106
2015	23.391272	22.376223	-4.34%	4,176
2014	24.201975	23.391272	-3.35%	4,232
2013	16.355079	24.201975	47.98%	4,409
2012	15.393121	16.355079	6.25%	4,330
2011	16.380022	15.393121	-6.03%	4,585
2010	13.117389	16.380022	24.87%	2,413
2009	8.724323	13.117389	50.35%	366

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.755951	11.634504	-8.79%	0
2017	11.332970	12.755951	12.56%	0
2016	11.136056	11.332970	1.77%	0
2015	11.460383	11.136056	-2.83%	0
2014	11.170882	11.460383	2.59%	0
2013	10.137071	11.170882	10.20%	0
2012*	10.000000	10.137071	1.37%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	30.845017	28.589477	-7.31%	1,148
2017	26.416455	30.845017	16.76%	1,148
2016	24.156939	26.416455	9.35%	1,148
2015	24.192123	24.156939	-0.15%	1,148
2014	22.484138	24.192123	7.60%	1,148
2013	16.968235	22.484138	32.51%	1,240
2012	14.700898	16.968235	15.42%	1,240
2011	14.077320	14.700898	4.43%	1,240
2010	12.676384	14.077320	11.05%	1,240
2009	10.698858	12.676384	18.48%	1,383
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.645843	-23.54%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	43.721849	36.457031	-16.62%	0
2017	39.351536	43.721849	11.11%	0
2016	32.028618	39.351536	22.86%	0
2015	34.497207	32.028618	-7.16%	0
2014	32.163015	34.497207	7.26%	0
2013	23.736041	32.163015	35.50%	64
2012	20.351798	23.736041	16.63%	0
2011	22.622118	20.351798	-10.04%	0
2010	18.151577	22.622118	24.63%	0
2009	12.924190	18.151577	40.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.635939	13.045066	-4.33%	4,084
2017	13.359507	13.635939	2.07%	4,084
2016	12.998943	13.359507	2.77%	2,930
2015	13.537743	12.998943	-3.98%	3,457
2014	13.311629	13.537743	1.70%	3,743
2013	14.773974	13.311629	-9.90%	4,935
2012	13.974967	14.773974	5.72%	5,615
2011	12.702456	13.974967	10.02%	6,173
2010	12.274076	12.702456	3.49%	7,881
2009	11.311836	12.274076	8.51%	9,155

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	29.705515	27.138914	-8.64%	5,869
2017	25.081027	29.705515	18.44%	7,019
2016	22.504337	25.081027	11.45%	7,150
2015	24.304548	22.504337	-7.41%	7,145
2014	21.977073	24.304548	10.59%	8,977
2013	16.476523	21.977073	33.38%	9,025
2012	14.622493	16.476523	12.68%	9,635
2011	14.439706	14.622493	1.27%	10,340
2010	12.881446	14.439706	12.10%	10,599
2009	11.109645	12.881446	15.95%	9,378
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.727674	25.470951	-14.32%	4,668
2017	27.088025	29.727674	9.74%	4,732
2016	22.419980	27.088025	20.82%	1,720
2015	23.138464	22.419980	-3.11%	166
2014	20.219387	23.138464	14.44%	174
2013	15.810296	20.219387	27.89%	281
2012	13.817561	15.810296	14.42%	188
2011	14.153980	13.817561	-2.38%	197
2010	12.083621	14.153980	17.13%	105
2009	9.455818	12.083621	27.79%	106
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.778600	10.304133	-4.40%	0
2017	10.224115	10.778600	5.42%	0
2016	9.204695	10.224115	11.08%	0
2015*	10.000000	9.204695	-7.95%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.023341	9.795954	-2.27%	1,544
2017	9.864440	10.023341	1.61%	1,544
2016	9.778841	9.864440	0.88%	0
2015*	10.000000	9.778841	-2.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.778583	11.646483	-8.86%	0
2017	11.141837	12.778583	14.69%	0
2016	9.750852	11.141837	14.27%	0
2015*	10.000000	9.750852	-2.49%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.859917	15.339257	-9.02%	2,874
2017	15.060111	16.859917	11.95%	3,744
2016	14.735844	15.060111	2.20%	3,864
2015	15.119219	14.735844	-2.54%	5,620
2014	15.066151	15.119219	0.35%	9,114
2013	13.375164	15.066151	12.64%	5,720
2012	12.354851	13.375164	8.26%	6,068
2011	13.023023	12.354851	-5.13%	7,081
2010	12.051594	13.023023	8.06%	8,668
2009*	10.000000	12.051594	20.52%	9,769
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.190161	9.630215	-5.49%	0
2017*	10.000000	10.190161	1.90%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.607913	13.578809	-18.24%	0
2017	15.093906	16.607913	10.03%	0
2016	11.695287	15.093906	29.06%	0
2015	12.700163	11.695287	-7.91%	0
2014	12.213897	12.700163	3.98%	0
2013*	10.000000	12.213897	22.14%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.402971	11.124437	-17.00%	10,713
2017	11.833554	13.402971	13.26%	10,713
2016	10.433286	11.833554	13.42%	13,161
2015	10.871107	10.433286	-4.03%	5,461
2014*	10.000000	10.871107	8.71%	5,461
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	44.857817	40.195079	-10.39%	637
2017	40.534424	44.857817	10.67%	638
2016	32.746128	40.534424	23.78%	638
2015	34.055038	32.746128	-3.84%	786
2014	32.905931	34.055038	3.49%	883
2013	23.752825	32.905931	38.53%	888
2012	20.846103	23.752825	13.94%	877
2011	21.055151	20.846103	-0.99%	2,860
2010	16.996631	21.055151	23.88%	2,945
2009	13.808480	16.996631	23.09%	684

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	32.083672	30.050337	-6.34%	14,931
2017	26.884464	32.083672	19.34%	15,464
2016	24.503137	26.884464	9.72%	16,166
2015	24.674634	24.503137	-0.70%	16,862
2014	22.159301	24.674634	11.35%	17,593
2013	17.089697	22.159301	29.66%	19,779
2012	15.033087	17.089697	13.68%	19,715
2011	15.025800	15.033087	0.05%	20,571
2010	13.325154	15.025800	12.76%	21,283
2009	10.738206	13.325154	24.09%	21,146
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	28.265880	25.848901	-8.55%	0
2017	22.604266	28.265880	25.05%	0
2016	21.330827	22.604266	5.97%	0
2015	22.271050	21.330827	-4.22%	0
2014	20.979660	22.271050	6.16%	0
2013	17.636844	20.979660	18.95%	0
2012	16.266161	17.636844	8.43%	0
2011	15.193860	16.266161	7.06%	1,037
2010	13.414718	15.193860	13.26%	1,637
2009	11.147858	13.414718	20.33%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	26.799653	21.293342	-20.55%	0
2017	21.886397	26.799653	22.45%	0
2016	19.034306	21.886397	14.98%	0
2015	19.834285	19.034306	-4.03%	0
2014	19.883805	19.834285	-0.25%	0
2013	13.626244	19.883805	45.92%	0
2012	11.511420	13.626244	18.37%	0
2011	13.605022	11.511420	-15.39%	0
2010	10.563674	13.605022	28.79%	0
2009	8.531866	10.563674	23.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.600658	10.426483	-1.64%	5,265
2017	10.408777	10.600658	1.84%	5,265
2016	9.704090	10.408777	7.26%	0
2015	9.955652	9.704090	-2.53%	0
2014	10.054852	9.955652	-0.99%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.045813	-9.54%	2,966

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	14.049148	13.721843	-2.33%	14,406
2017	13.754037	14.049148	2.15%	15,342
2016	13.493432	13.754037	1.93%	15,112
2015	13.766370	13.493432	-1.98%	15,048
2014	13.508571	13.766370	1.91%	17,581
2013	13.619051	13.508571	-0.81%	17,543
2012	12.639973	13.619051	7.75%	12,265
2011	12.587881	12.639973	0.41%	23,879
2010	11.808077	12.587881	6.60%	21,833
2009	9.981989	11.808077	18.29%	27,265
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.231051	-17.69%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	17.002826	16.024514	-5.75%	1,565
2017	15.310482	17.002826	11.05%	1,565
2016	14.777946	15.310482	3.60%	1,565
2015	15.090651	14.777946	-2.07%	1,565
2014	14.708835	15.090651	2.60%	1,565
2013	13.198648	14.708835	11.44%	842
2012	12.015199	13.198648	9.85%	0
2011	12.256335	12.015199	-1.97%	0
2010	11.061456	12.256335	10.80%	0
2009	9.064247	11.061456	22.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.282567	16.903720	-7.54%	3,099
2017	15.972377	18.282567	14.46%	3,099
2016	15.333394	15.972377	4.17%	3,099
2015	15.646628	15.333394	-2.00%	3,099
2014	15.194722	15.646628	2.97%	3,099
2013	13.347093	15.194722	13.84%	3,099
2012	11.990478	13.347093	11.31%	5,150
2011	12.331976	11.990478	-2.77%	7,572
2010	10.956123	12.331976	12.56%	7,572
2009	8.657156	10.956123	26.56%	7,572
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.898817	18.010863	-9.49%	0
2017	16.745783	19.898817	18.83%	0
2016	15.989548	16.745783	4.73%	0
2015	16.327768	15.989548	-2.07%	0
2014	15.833792	16.327768	3.12%	0
2013	13.247006	15.833792	19.53%	0
2012	11.682452	13.247006	13.39%	0
2011	12.211508	11.682452	-4.33%	0
2010	10.702903	12.211508	14.10%	0
2009	8.287473	10.702903	29.15%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.909798	11.203484	-5.93%	0
2017	10.417793	11.909798	14.32%	0
2016*	10.000000	10.417793	4.18%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.702104	12.369433	-25.94%	2,541
2017	17.448583	16.702104	-4.28%	2,748
2016	13.274683	17.448583	31.44%	2,727
2015	17.014476	13.274683	-21.98%	2,550
2014	19.811770	17.014476	-14.12%	2,373
2013	16.209679	19.811770	22.22%	2,656
2012	15.721196	16.209679	3.11%	4,734
2011	16.844048	15.721196	-6.67%	4,670
2010	14.358399	16.844048	17.31%	5,128
2009	9.882871	14.358399	45.29%	10,882
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	27.808671	25.038042	-9.96%	3,647
2017	25.073395	27.808671	10.91%	3,831
2016	21.635545	25.073395	15.89%	7,495
2015	22.948871	21.635545	-5.72%	10,627
2014	21.488075	22.948871	6.80%	9,450
2013	17.074776	21.488075	25.85%	8,680
2012	14.817127	17.074776	15.24%	15,216
2011	14.952013	14.817127	-0.90%	21,539
2010	13.215817	14.952013	13.14%	23,398
2009	10.335319	13.215817	27.87%	11,220
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.908378	11.539053	-10.61%	0
2017	11.243311	12.908378	14.81%	0
2016*	10.000000	11.243311	12.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	34.142338	33.464877	-1.98%	964
2017	25.722495	34.142338	32.73%	965
2016	25.983464	25.722495	-1.00%	2,335
2015	24.688001	25.983464	5.25%	3,491
2014	22.588955	24.688001	9.29%	2,682
2013	16.870846	22.588955	33.89%	2,682
2012	14.979593	16.870846	12.63%	2,929
2011	15.219885	14.979593	-1.58%	8,229
2010	12.481090	15.219885	21.94%	7,854
2009	9.907071	12.481090	25.98%	974

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.380368	14.044829	-2.33%	3,759
2017	14.045468	14.380368	2.38%	3,861
2016	13.654550	14.045468	2.86%	2,855
2015	13.988397	13.654550	-2.39%	2,635
2014	13.452867	13.988397	3.98%	2,962
2013	13.953200	13.452867	-3.59%	3,080
2012	13.421311	13.953200	3.96%	5,137
2011	12.736022	13.421311	5.38%	5,369
2010	12.028607	12.736022	5.88%	6,691
2009	10.581133	12.028607	13.68%	7,432
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	46.539652	39.046143	-16.10%	9,776
2017	39.216358	46.539652	18.67%	10,884
2016	35.588743	39.216358	10.19%	12,671
2015	36.747618	35.588743	-3.15%	19,432
2014	35.202866	36.747618	4.39%	19,560
2013	26.317025	35.202866	33.76%	21,477
2012	23.334246	26.317025	12.78%	28,799
2011	26.586313	23.334246	-12.23%	37,254
2010	21.003506	26.586313	26.58%	35,945
2009	15.265689	21.003506	37.59%	29,308
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.585923	22.230759	-16.38%	206
2017	20.773639	26.585923	27.98%	477
2016	22.273235	20.773639	-6.73%	477
2015	21.901938	22.273235	1.70%	580
2014	24.259602	21.901938	-9.72%	241
2013	18.930646	24.259602	28.15%	522
2012	15.974082	18.930646	18.51%	1,450
2011	19.628877	15.974082	-18.62%	1,450
2010	17.670650	19.628877	11.08%	1,450
2009	14.220278	17.670650	24.26%	1,637
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.297976	11.324809	-7.91%	0
2017	12.037067	12.297976	2.17%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	37.224363	30.231909	-18.78%	346
2017	31.749219	37.224363	17.24%	382
2016	29.511409	31.749219	7.58%	1,046
2015	30.963952	29.511409	-4.69%	1,067
2014	29.528270	30.963952	4.86%	1,067
2013	23.038865	29.528270	28.17%	1,396
2012	18.417692	23.038865	25.09%	1,655
2011	20.565803	18.417692	-10.45%	1,622
2010	16.534477	20.565803	24.38%	1,693
2009	10.686945	16.534477	54.72%	1,458

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.122672	12.561105	-11.06%	0
2017	12.809929	14.122672	10.25%	0
2016	11.495830	12.809929	11.43%	0
2015	12.450425	11.495830	-7.67%	0
2014	12.296248	12.450425	1.25%	0
2013	10.091057	12.296248	21.85%	0
2012	8.887578	10.091057	13.54%	3,582
2011	9.168592	8.887578	-3.06%	4,179
2010	8.446738	9.168592	8.55%	4,793
2009	6.587021	8.446738	28.23%	5,443
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.657502	15.692106	-5.80%	22,088
2017	15.426755	16.657502	7.98%	23,720
2016	13.741864	15.426755	12.26%	25,748
2015	15.017640	13.741864	-8.50%	28,583
2014	14.581037	15.017640	2.99%	30,522
2013	12.998413	14.581037	12.18%	29,982
2012	11.720588	12.998413	10.90%	35,223
2011	11.627489	11.720588	0.80%	48,535
2010	10.482089	11.627489	10.93%	49,902
2009	7.852078	10.482089	33.49%	47,225
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	32.241819	30.128523	-6.55%	2,614
2017	27.163426	32.241819	18.70%	2,723
2016	23.775707	27.163426	14.25%	5,295
2015	25.064386	23.775707	-5.14%	6,584
2014	23.416383	25.064386	7.04%	9,610
2013	18.339944	23.416383	27.68%	10,748
2012	16.639034	18.339944	10.22%	12,035
2011	15.943958	16.639034	4.36%	14,719
2010	13.423611	15.943958	18.78%	15,893
2009	11.619602	13.423611	15.53%	15,543
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	41.083502	35.235306	-14.23%	7,230
2017	37.711520	41.083502	8.94%	7,442
2016	29.421740	37.711520	28.18%	8,024
2015	32.268717	29.421740	-8.82%	6,851
2014	32.590722	32.268717	-0.99%	6,984
2013	24.298298	32.590722	34.13%	6,867
2012	20.848172	24.298298	16.55%	8,030
2011	22.003150	20.848172	-5.25%	8,063
2010	17.430098	22.003150	26.24%	8,894
2009	13.707856	17.430098	27.15%	9,345

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.804949	9.785330	-17.11%	369
2017	8.539463	11.804949	38.24%	432
2016	7.385369	8.539463	15.63%	438
2015	9.330878	7.385369	-20.85%	445
2014*	10.000000	9.330878	-6.69%	452
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	24.211786	20.153802	-16.76%	7,018
2017	21.073959	24.211786	14.89%	7,950
2016	19.971817	21.073959	5.52%	10,016
2015	21.694907	19.971817	-7.94%	10,544
2014	24.796913	21.694907	-12.51%	10,618
2013	20.482248	24.796913	21.07%	7,775
2012	17.597006	20.482248	16.40%	7,775
2011	20.000636	17.597006	-12.02%	7,776
2010	18.739899	20.000636	6.73%	7,776
2009	13.889792	18.739899	34.92%	7,036
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.353549	9.386191	0.35%	12,173
2017	9.320909	9.353549	0.35%	12,947
2016	9.196995	9.320909	1.35%	11,446
2015	9.762040	9.196995	-5.79%	26,708
2014	9.737247	9.762040	0.25%	27,140
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.386080	11.664364	-5.83%	0
2017	11.122226	12.386080	11.36%	0
2016	10.827226	11.122226	2.72%	0
2015	11.676977	10.827226	-7.28%	0
2014	11.410617	11.676977	2.33%	0
2013	10.205677	11.410617	11.81%	0
2012*	10.000000	10.205677	2.06%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.389854	-6.10%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.220581	9.550717	-6.55%	0
2017	10.013106	10.220581	2.07%	0
2016	10.219744	10.013106	-2.02%	0
2015	10.192204	10.219744	0.27%	0
2014	9.891762	10.192204	3.04%	0
2013*	10.000000	9.891762	-1.08%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.282338	17.297200	-5.39%	131
2017	14.618348	18.282338	25.06%	131
2016	14.554318	14.618348	0.44%	132
2015	14.113080	14.554318	3.13%	132
2014	13.252711	14.113080	6.49%	132
2013	9.629256	13.252711	37.63%	132
2012*	10.000000	9.629256	-3.71%	133
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.282648	13.299307	-12.98%	0
2017	13.538714	15.282648	12.88%	0
2016	12.151783	13.538714	11.41%	0
2015	12.895118	12.151783	-5.76%	0
2014	12.573861	12.895118	2.55%	0
2013	9.941884	12.573861	26.47%	0
2012*	10.000000	9.941884	-0.58%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.422459	15.216785	-7.34%	0
2017	13.656446	16.422459	20.25%	0
2016	13.791924	13.656446	-0.98%	0
2015	13.864637	13.791924	-0.52%	0
2014	13.077072	13.864637	6.02%	656
2013	9.723675	13.077072	34.49%	656
2012*	10.000000	9.723675	-2.76%	656
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.726197	14.639047	-6.91%	2,091
2017	13.505250	15.726197	16.45%	2,815
2016	14.078872	13.505250	-4.07%	2,840
2015	15.602872	14.078872	-9.77%	2,867
2014	16.729397	15.602872	-6.73%	5,952
2013	13.579823	16.729397	23.19%	8,248
2012	11.574555	13.579823	17.32%	1,472
2011	12.669400	11.574555	-8.64%	1,472
2010	11.841463	12.669400	6.99%	2,033
2009*	10.000000	11.841463	18.41%	2,033
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	13.031508	12.557110	-3.64%	0
2017	12.407450	13.031508	5.03%	0
2016	10.846524	12.407450	14.39%	0
2015	11.783849	10.846524	-7.95%	0
2014	11.745654	11.783849	0.33%	0
2013	10.796943	11.745654	8.79%	0
2012*	10.000000	10.796943	7.97%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.532375	16.265186	-1.62%	257
2017	13.232761	16.532375	24.94%	268
2016	12.665917	13.232761	4.48%	278
2015	13.654603	12.665917	-7.24%	290
2014	12.857748	13.654603	6.20%	301
2013	10.051048	12.857748	27.92%	312
2012*	10.000000	10.051048	0.51%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	27.637470	27.324086	-1.13%	1,600
2017	23.762031	27.637470	16.31%	1,600
2016	23.134842	23.762031	2.71%	1,600
2015	23.403009	23.134842	-1.15%	5,642
2014	21.962131	23.403009	6.56%	1,601
2013	18.620463	21.962131	17.95%	1,601
2012	16.682956	18.620463	11.61%	22,194
2011	16.718524	16.682956	-0.21%	26,884
2010	15.706334	16.718524	6.44%	12,191
2009	12.703647	15.706334	23.64%	4,550
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	10.004767	9.722146	-2.82%	0
2017	9.832188	10.004767	1.76%	0
2016	9.769508	9.832188	0.64%	0
2015*	10.000000	9.769508	-2.30%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	41.661468	41.717014	0.13%	2,192
2017	32.551236	41.661468	27.99%	2,464
2016	32.432320	32.551236	0.37%	4,983
2015	29.429792	32.432320	10.20%	4,555
2014	27.559455	29.429792	6.79%	4,873
2013	21.387456	27.559455	28.86%	9,152
2012	17.540103	21.387456	21.93%	8,324
2011	19.144682	17.540103	-8.38%	10,738
2010	18.262625	19.144682	4.83%	11,545
2009	12.704206	18.262625	43.75%	19,002
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.508058	23.352014	-0.66%	0
2017	16.476604	23.508058	42.68%	0
2016	14.699211	16.476604	12.09%	0
2015	14.267806	14.699211	3.02%	0
2014	13.253541	14.267806	7.65%	0
2013	9.943153	13.253541	33.29%	0
2012*	10.000000	9.943153	-0.57%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	31.128696	26.004994	-16.46%	2,277
2017	24.171333	31.128696	28.78%	2,579
2016	26.316033	24.171333	-8.15%	2,822
2015	29.311209	26.316033	-10.22%	2,941
2014	33.871823	29.311209	-13.46%	2,996
2013	30.105492	33.871823	12.51%	3,074
2012	27.019283	30.105492	11.42%	3,340
2011	40.560931	27.019283	-33.39%	51
2010	32.954500	40.560931	23.08%	328
2009	18.692597	32.954500	76.30%	328
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.865801	8.711468	-19.83%	0
2017	8.633840	10.865801	25.85%	0
2016	7.260617	8.633840	18.91%	0
2015	9.225222	7.260617	-21.30%	0
2014	9.826132	9.225222	-6.12%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.182463	9.920884	-2.57%	0
2017	9.957597	10.182463	2.26%	0
2016*	10.000000	9.957597	-0.42%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.594093	16.054895	-3.25%	0
2017	13.341466	16.594093	24.38%	0
2016	12.455044	13.341466	7.12%	0
2015	12.928562	12.455044	-3.66%	0
2014	14.196075	12.928562	-8.93%	0
2013	10.210748	14.196075	39.03%	0
2012*	10.000000	10.210748	2.11%	226
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	34.862648	30.764807	-11.75%	4,027
2017	30.174995	34.862648	15.53%	4,353
2016	26.937803	30.174995	12.02%	4,408
2015	27.619897	26.937803	-2.47%	4,761
2014	25.457464	27.619897	8.49%	4,921
2013	19.069969	25.457464	33.50%	5,019
2012	16.715993	19.069969	14.08%	6,388
2011	17.058201	16.715993	-2.01%	7,964
2010	15.579184	17.058201	9.49%	9,577
2009	12.923075	15.579184	20.55%	9,259

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.799865	17.595817	-11.13%	241
2017	15.857691	19.799865	24.86%	241
2016	15.510831	15.857691	2.24%	241
2015	14.818475	15.510831	4.67%	397
2014	14.883196	14.818475	-0.43%	397
2013	11.844304	14.883196	25.66%	397
2012	10.377863	11.844304	14.13%	465
2011	10.731658	10.377863	-3.30%	465
2010*	10.000000	10.731658	7.32%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.775008	12.648308	-0.99%	6,350
2017	10.129121	12.775008	26.12%	6,350
2016	9.720309	10.129121	4.21%	6,350
2015*	10.000000	9.720309	-2.80%	8,302
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.713564	13.376914	-2.45%	3,649
2017	13.153525	13.713564	4.26%	3,649
2016	12.620477	13.153525	4.22%	2,511
2015	12.926754	12.620477	-2.37%	2,511
2014	12.206768	12.926754	5.90%	2,511
2013	12.471297	12.206768	-2.12%	2,511
2012	11.601585	12.471297	7.50%	3,107
2011	11.179657	11.601585	3.77%	3,734
2010	10.626812	11.179657	5.20%	3,714
2009	9.868405	10.626812	7.69%	2,838
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	25.294966	23.146567	-8.49%	196
2017	23.444812	25.294966	7.89%	196
2016	21.534410	23.444812	8.87%	196
2015	22.133608	21.534410	-2.71%	196
2014	21.850525	22.133608	1.30%	196
2013	24.324544	21.850525	-10.17%	603
2012	20.961342	24.324544	16.04%	701
2011	19.919197	20.961342	5.23%	701
2010	18.436694	19.919197	8.04%	701
2009	14.392771	18.436694	28.10%	766
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.299360	9.338938	-9.33%	0
2017	9.295057	10.299360	10.80%	0
2016	8.211898	9.295057	13.19%	0
2015*	10.000000	8.211898	-17.88%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.232452	17.573035	-8.63%	0
2017	16.622334	19.232452	15.70%	0
2016	15.209627	16.622334	9.29%	0
2015	16.641862	15.209627	-8.61%	0
2014	17.260147	16.641862	-3.58%	0
2013	13.289650	17.260147	29.88%	0
2012	11.008509	13.289650	20.72%	0
2011	11.284264	11.008509	-2.44%	0
2010*	10.000000	11.284264	12.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.428770	23.552912	-10.88%	786
2017	24.754875	26.428770	6.76%	1,602
2016	20.915913	24.754875	18.35%	1,734
2015	22.232778	20.915913	-5.92%	2,817
2014	19.994028	22.232778	11.20%	3,378
2013	15.423673	19.994028	29.63%	3,716
2012	13.689520	15.423673	12.67%	4,761
2011	13.837289	13.689520	-1.07%	5,087
2010	12.421404	13.837289	11.40%	4,584
2009*	10.000000	12.421404	24.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.469143	16.340608	-6.46%	19,326
2017	15.323337	17.469143	14.00%	19,895
2016	14.278856	15.323337	7.31%	15,280
2015	14.362314	14.278856	-0.58%	7,613
2014	13.895004	14.362314	3.36%	7,053
2013	11.448043	13.895004	21.37%	7,048
2012	10.049284	11.448043	13.92%	7,151
2011	10.113208	10.049284	-0.63%	24,161
2010	9.170310	10.113208	10.28%	40,450
2009	7.547477	9.170310	21.50%	38,521
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.626363	11.322325	-2.62%	2,567
2017	11.441434	11.626363	1.62%	2,634
2016	11.321018	11.441434	1.06%	2,543
2015	11.525887	11.321018	-1.78%	2,719
2014	11.152136	11.525887	3.35%	2,967
2013	11.626980	11.152136	-4.08%	3,296
2012	11.251651	11.626980	3.34%	3,115
2011	10.809588	11.251651	4.09%	3,228
2010	10.359202	10.809588	4.35%	6,584
2009	9.382348	10.359202	10.41%	5,308

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.265918	18.070199	-10.83%	1,304
2017	15.716928	20.265918	28.94%	2,510
2016	15.933851	15.716928	-1.36%	2,713
2015	15.190783	15.933851	4.89%	6,966
2014	15.151816	15.190783	0.26%	7,215
2013	11.963698	15.151816	26.65%	4,826
2012	9.953969	11.963698	20.19%	4,386
2011	11.148227	9.953969	-10.71%	13,875
2010	10.173918	11.148227	9.58%	11,797
2009	7.297903	10.173918	39.41%	12,013
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.563763	20.110362	-2.20%	2,243
2017	16.343498	20.563763	25.82%	2,391
2016	15.220537	16.343498	7.38%	2,597
2015	14.526530	15.220537	4.78%	8,883
2014	13.653806	14.526530	6.39%	9,213
2013	10.700274	13.653806	27.60%	14,839
2012	9.258052	10.700274	15.58%	23,025
2011	9.866054	9.258052	-6.16%	9,098
2010	8.478706	9.866054	16.36%	4,444
2009	6.205551	8.478706	36.63%	5,684
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.276705	16.635799	-3.71%	9,237
2017	14.392127	17.276705	20.04%	9,367
2016	13.159084	14.392127	9.37%	5,834
2015	13.222582	13.159084	-0.48%	5,828
2014	12.184579	13.222582	8.52%	5,904
2013	9.307720	12.184579	30.91%	3,066
2012	8.076510	9.307720	15.24%	3,731
2011	8.390989	8.076510	-3.75%	3,826
2010	7.680104	8.390989	9.26%	2,423
2009	5.969082	7.680104	28.66%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.271712	15.642495	-3.87%	2,364
2017	15.543086	16.271712	4.69%	2,715
2016	14.530681	15.543086	6.97%	2,634
2015	15.198754	14.530681	-4.40%	2,554
2014	14.860889	15.198754	2.27%	4,647
2013	15.266530	14.860889	-2.66%	4,943
2012	13.815131	15.266530	10.51%	5,552
2011	13.294533	13.815131	3.92%	5,897
2010	12.210949	13.294533	8.87%	6,761
2009	9.971975	12.210949	22.45%	7,095

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	30.613339	27.887982	-8.90%	1,134
2017	26.420555	30.613339	15.87%	2,069
2016	22.824317	26.420555	15.76%	2,083
2015	24.799531	22.824317	-7.96%	6,631
2014	23.125702	24.799531	7.24%	6,819
2013	17.361137	23.125702	33.20%	5,157
2012	14.923373	17.361137	16.34%	5,561
2011	15.554410	14.923373	-4.06%	6,396
2010	13.685339	15.554410	13.66%	6,962
2009	10.837264	13.685339	26.28%	6,850
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.956060	9.871658	-9.90%	0
2017	9.396005	10.956060	16.60%	0
2016	9.267843	9.396005	1.38%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.077605	0.78%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.722660	21.697695	-4.51%	1,873
2017	21.618635	22.722660	5.11%	2,112
2016	19.235057	21.618635	12.39%	3,252
2015	20.060978	19.235057	-4.12%	4,928
2014	19.870052	20.060978	0.96%	5,292
2013	18.849769	19.870052	5.41%	1,205
2012	16.714207	18.849769	12.78%	1,205
2011	16.352449	16.714207	2.21%	1,528
2010	14.678887	16.352449	11.40%	5,176
2009	10.212317	14.678887	43.74%	1,723
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.285022	16.163535	-6.49%	0
2017	14.072091	17.285022	22.83%	0
2016	12.588143	14.072091	11.79%	0
2015	12.940693	12.588143	-2.72%	0
2014	12.335328	12.940693	4.91%	0
2013	8.729324	12.335328	41.31%	0
2012	7.589381	8.729324	15.02%	0
2011	8.725708	7.589381	-13.02%	0
2010	7.681195	8.725708	13.60%	0
2009	5.100655	7.681195	50.59%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.444712	17.090473	-7.34%	0
2017	15.827718	18.444712	16.53%	0
2016	14.600286	15.827718	8.41%	0
2015	14.892474	14.600286	-1.96%	0
2014	13.688335	14.892474	8.80%	0
2013	10.035019	13.688335	36.41%	0
2012	9.151616	10.035019	9.65%	0
2011	9.609219	9.151616	-4.76%	0
2010	7.899216	9.609219	21.65%	0
2009	6.112260	7.899216	29.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.368782	13.503496	-12.14%	0
2017	13.030207	15.368782	17.95%	0
2016	12.213314	13.030207	6.69%	0
2015	12.627076	12.213314	-3.28%	0
2014	12.273931	12.627076	2.88%	0
2013	9.628940	12.273931	27.47%	0
2012	8.420665	9.628940	14.35%	0
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.007687	12.929779	-7.70%	0
2017	12.697376	14.007687	10.32%	0
2016	12.154322	12.697376	4.47%	0
2015	12.477873	12.154322	-2.59%	0
2014	12.152091	12.477873	2.68%	0
2013	10.765460	12.152091	12.88%	0
2012	9.846262	10.765460	9.34%	0
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.881663	13.454305	-9.59%	0
2017	13.052276	14.881663	14.02%	0
2016	12.352767	13.052276	5.66%	0
2015	12.716222	12.352767	-2.86%	0
2014	12.336905	12.716222	3.07%	0
2013	10.335296	12.336905	19.37%	0
2012	9.238068	10.335296	11.88%	0
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.398961	11.887751	-4.12%	0
2017	11.840737	12.398961	4.71%	0
2016	11.496321	11.840737	3.00%	0
2015	11.763659	11.496321	-2.27%	0
2014	11.563059	11.763659	1.73%	0
2013	11.192977	11.563059	3.31%	0
2012	10.576522	11.192977	5.83%	0
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.038435	11.019769	-8.46%	0
2017	10.654234	12.038435	12.99%	0
2016	10.251862	10.654234	3.92%	0
2015	10.880481	10.251862	-5.78%	0
2014	10.807523	10.880481	0.68%	0
2013*	10.000000	10.807523	8.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.362386	11.308917	-8.52%	0
2017	10.659935	12.362386	15.97%	0
2016	10.194006	10.659935	4.57%	0
2015	10.885359	10.194006	-6.35%	0
2014	10.945819	10.885359	-0.55%	0
2013*	10.000000	10.945819	9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.482999	13.246906	-8.53%	0
2017	12.907325	14.482999	12.21%	0
2016	12.282256	12.907325	5.09%	0
2015	12.610045	12.282256	-2.60%	0
2014	12.248794	12.610045	2.95%	0
2013	10.561220	12.248794	15.98%	0
2012	9.546924	10.561220	10.62%	0
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.100930	13.452810	-10.91%	0
2017	12.990654	15.100930	16.24%	0
2016	12.263639	12.990654	5.93%	0
2015	12.647421	12.263639	-3.03%	0
2014	12.286076	12.647421	2.94%	0
2013	10.041662	12.286076	22.35%	0
2012	8.901724	10.041662	12.81%	0
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.525992	12.680947	-6.25%	0
2017	12.502409	13.525992	8.19%	0
2016	11.980164	12.502409	4.36%	0
2015	12.299802	11.980164	-2.60%	0
2014	12.003451	12.299802	2.47%	0
2013	10.960603	12.003451	9.51%	0
2012	10.117396	10.960603	8.33%	0
2011	10.304217	10.117396	-1.81%	13,423
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.550890	12.270298	-2.24%	0
2017	12.236518	12.550890	2.57%	0
2016	11.836204	12.236518	3.38%	0
2015	12.129348	11.836204	-2.42%	0
2014	11.769615	12.129348	3.06%	0
2013	12.214926	11.769615	-3.65%	0
2012	11.543894	12.214926	5.81%	0
2011	11.036643	11.543894	4.60%	0
2010	10.498770	11.036643	5.12%	0
2009	9.820358	10.498770	6.91%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.380348	12.980376	-2.99%	1,164
2017	13.097079	13.380348	2.16%	1,164
2016	12.873267	13.097079	1.74%	0
2015	13.143931	12.873267	-2.06%	0
2014	12.729470	13.143931	3.26%	0
2013	13.200346	12.729470	-3.57%	0
2012	12.517681	13.200346	5.45%	0
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	17,471
2009	9.826168	11.263937	14.63%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.947972	12.332009	-11.59%	0
2017	12.017600	13.947972	16.06%	0
2016	10.958414	12.017600	9.67%	0
2015	11.494043	10.958414	-4.66%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.954070	11.755146	-9.26%	0
2017	11.558638	12.954070	12.07%	0
2016	10.793613	11.558638	7.09%	6,894
2015	11.160144	10.793613	-3.28%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	29.055924	28.162334	-3.08%	4,802
2017	23.225276	29.055924	25.10%	7,016
2016	22.830927	23.225276	1.73%	8,945
2015	22.123474	22.830927	3.20%	8,596
2014	20.699441	22.123474	6.88%	9,982
2013	15.427304	20.699441	34.17%	10,320
2012	13.232976	15.427304	16.58%	14,965
2011	13.784817	13.232976	-4.00%	24,911
2010	12.902816	13.784817	6.84%	50,507
2009*	10.000000	12.902816	29.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.672654	29.727204	-18.94%	0
2017	26.375640	36.672654	39.04%	0
2016	24.925672	26.375640	5.82%	0
2015	30.224686	24.925672	-17.53%	57
2014	32.566798	30.224686	-7.19%	71
2013	32.938255	32.566798	-1.13%	47
2012	28.598918	32.938255	15.17%	47
2011	37.529025	28.598918	-23.80%	47
2010	32.886343	37.529025	14.12%	48
2009	20.482111	32.886343	60.56%	48
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.607189	12.404752	-1.61%	909
2017	12.543680	12.607189	0.51%	1,083
2016	12.646832	12.543680	-0.82%	586
2015	12.859938	12.646832	-1.66%	746
2014	12.491657	12.859938	2.95%	1,507
2013	13.224664	12.491657	-5.54%	1,846
2012	13.034945	13.224664	1.46%	2,557
2011	12.344017	13.034945	5.60%	2,673
2010	11.966145	12.344017	3.16%	4,785
2009	11.836328	11.966145	1.10%	3,736
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.260262	9.242723	-0.19%	7,479
2017	9.366180	9.260262	-1.13%	15,418
2016	9.512513	9.366180	-1.54%	15,640
2015	9.662273	9.512513	-1.55%	15,704
2014	9.814396	9.662273	-1.55%	23,756
2013	9.968910	9.814396	-1.55%	29,861
2012	10.126292	9.968910	-1.55%	45,322
2011	10.285273	10.126292	-1.55%	71,366
2010	10.447183	10.285273	-1.55%	83,394
2009	10.607212	10.447183	-1.51%	43,452

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.378693	8.704552	-16.13%	0
2017	8.295598	10.378693	25.11%	0
2016	8.372784	8.295598	-0.92%	0
2015	8.787660	8.372784	-4.72%	0
2014	8.990730	8.787660	-2.26%	0
2013	7.767974	8.990730	15.74%	0
2012	6.847862	7.767974	13.44%	0
2011	7.728306	6.847862	-11.39%	0
2010	6.946617	7.728306	11.25%	0
2009	5.450702	6.946617	27.44%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.335512	9.582441	-15.47%	466
2017	9.250980	11.335512	22.53%	554
2016	9.347340	9.250980	-1.03%	689
2015	9.628254	9.347340	-2.92%	1,045
2014	10.424930	9.628254	-7.64%	1,246
2013	8.750429	10.424930	19.14%	1,212
2012	7.519128	8.750429	16.38%	1,386
2011	8.763360	7.519128	-14.20%	1,530
2010	8.288047	8.763360	5.73%	1,607
2009	6.545828	8.288047	26.62%	2,492
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	29.569383	26.530968	-10.28%	899
2017	25.359857	29.569383	16.60%	894
2016	23.530220	25.359857	7.78%	977
2015	24.141659	23.530220	-2.53%	1,068
2014	23.357307	24.141659	3.36%	1,157
2013	18.644716	23.357307	25.28%	1,247
2012	16.340296	18.644716	14.10%	1,285
2011	17.276245	16.340296	-5.42%	2,369
2010	15.308593	17.276245	12.85%	4,326
2009	12.223996	15.308593	25.23%	4,857
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.236395	16.144913	-6.33%	4,706
2017	15.753493	17.236395	9.41%	5,032
2016	15.052157	15.753493	4.66%	5,371
2015	15.315747	15.052157	-1.72%	5,736
2014	14.874829	15.315747	2.96%	6,097
2013	13.320802	14.874829	11.67%	6,479
2012	12.369957	13.320802	7.69%	6,710
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.542159	18.913496	-7.93%	0
2017	18.173412	20.542159	13.03%	0
2016	17.132782	18.173412	6.07%	0
2015	17.495582	17.132782	-2.07%	0
2014	16.890696	17.495582	3.58%	0
2013	14.357616	16.890696	17.64%	0
2012	12.992591	14.357616	10.51%	0
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.765120	14.272900	-3.33%	14,016
2017	14.190534	14.765120	4.05%	13,731
2016	13.823930	14.190534	2.65%	14,313
2015	14.004489	13.823930	-1.29%	15,030
2014	13.692305	14.004489	2.28%	16,028
2013	13.266851	13.692305	3.21%	16,672
2012	12.813081	13.266851	3.54%	46,673
2011	12.643772	12.813081	1.34%	47,192
2010	12.128135	12.643772	4.25%	61,627
2009	11.293147	12.128135	7.39%	12,894
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.948195	11.100294	-7.10%	0
2017	10.642523	11.948195	12.27%	0
2016	10.225951	10.642523	4.07%	0
2015	10.734898	10.225951	-4.74%	0
2014	10.642548	10.734898	0.87%	0
2013*	10.000000	10.642548	6.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.322727	11.396248	-7.52%	0
2017	10.700974	12.322727	15.16%	0
2016	10.162604	10.700974	5.30%	0
2015	10.747688	10.162604	-5.44%	0
2014	10.730869	10.747688	0.16%	0
2013*	10.000000	10.730869	7.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	22.179204	20.593377	-7.15%	45,815
2017	19.948658	22.179204	11.18%	55,804
2016	18.911052	19.948658	5.49%	56,586
2015	19.273306	18.911052	-1.88%	59,220
2014	18.612407	19.273306	3.55%	71,763
2013	16.210068	18.612407	14.82%	109,765
2012	14.859284	16.210068	9.09%	110,011
2011	15.098842	14.859284	-1.59%	135,650
2010	13.827378	15.098842	9.20%	120,701
2009	11.789156	13.827378	17.29%	123,171

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.505556	24.076341	-9.16%	7,933
2017	23.073310	26.505556	14.88%	8,512
2016	21.603285	23.073310	6.80%	14,561
2015	22.104745	21.603285	-2.27%	16,482
2014	21.392336	22.104745	3.33%	18,745
2013	17.755746	21.392336	20.48%	22,080
2012	15.854346	17.755746	11.99%	22,514
2011	16.453346	15.854346	-3.64%	40,206
2010	14.811308	16.453346	11.09%	51,309
2009	12.094384	14.811308	22.46%	44,386
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.406395	17.443329	-5.23%	6,612
2017	17.118537	18.406395	7.52%	7,203
2016	16.449212	17.118537	4.07%	7,805
2015	16.713304	16.449212	-1.58%	10,603
2014	16.208260	16.713304	3.12%	11,300
2013	14.899704	16.208260	8.78%	17,563
2012	14.008562	14.899704	6.36%	18,635
2011	13.941083	14.008562	0.48%	26,409
2010	13.049164	13.941083	6.84%	40,242
2009	11.569866	13.049164	12.79%	39,856
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.823630	11.078280	-6.30%	0
2017	10.216020	11.823630	15.74%	0
2016	9.559328	10.216020	6.87%	0
2015	9.933045	9.559328	-3.76%	0
2014*	10.000000	9.933045	-0.67%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.963328	12.432688	-4.09%	0
2017	10.819380	12.963328	19.82%	0
2016	9.986137	10.819380	8.34%	0
2015	10.129021	9.986137	-1.41%	0
2014*	10.000000	10.129021	1.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	43.784069	38.194749	-12.77%	818
2017	38.410523	43.784069	13.99%	879
2016	32.433073	38.410523	18.43%	973
2015	33.800295	32.433073	-4.05%	1,708
2014	31.376655	33.800295	7.72%	1,964
2013	23.954075	31.376655	30.99%	3,528
2012	20.712894	23.954075	15.65%	3,707
2011	21.587606	20.712894	-4.05%	3,771
2010	17.374715	21.587606	24.25%	4,388
2009	12.904966	17.374715	34.64%	5,150

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.372682	10.149431	-17.97%	576
2017	10.010572	12.372682	23.60%	576
2016	10.425446	10.010572	-3.98%	576
2015	10.659366	10.425446	-2.19%	1,109
2014	10.975582	10.659366	-2.88%	1,109
2013	9.207623	10.975582	19.20%	2,025
2012	8.096336	9.207623	13.73%	2,025
2011	9.099245	8.096336	-11.02%	1,942
2010	8.121240	9.099245	12.04%	1,943
2009	6.060724	8.121240	34.00%	1,943
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.823971	14.504369	-18.62%	104
2017	14.774361	17.823971	20.64%	104
2016	14.294276	14.774361	3.36%	104
2015	15.339351	14.294276	-6.81%	104
2014	17.250240	15.339351	-11.08%	104
2013	14.474833	17.250240	19.17%	0
2012	12.561702	14.474833	15.23%	0
2011	15.264684	12.561702	-17.71%	0
2010	14.641768	15.264684	4.25%	0
2009	11.483641	14.641768	27.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.551749	17.650690	-4.86%	452
2017	14.508064	18.551749	27.87%	485
2016	14.448317	14.508064	0.41%	503
2015	14.230439	14.448317	1.53%	1,137
2014	13.122740	14.230439	8.44%	1,148
2013	9.916584	13.122740	32.33%	1,864
2012	8.673194	9.916584	14.34%	1,239
2011	9.103739	8.673194	-4.73%	5,647
2010	8.015864	9.103739	13.57%	5,931
2009	6.294480	8.015864	27.35%	1,496
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.519906	14.344470	-13.17%	606
2017	14.672069	16.519906	12.59%	606
2016	12.841877	14.672069	14.25%	1,587
2015	13.508297	12.841877	-4.93%	2,518
2014	12.446089	13.508297	8.53%	2,519
2013	9.362511	12.446089	32.94%	2,520
2012	8.087528	9.362511	15.76%	2,616
2011	8.747553	8.087528	-7.55%	4,213
2010	7.880723	8.747553	11.00%	4,311
2009	6.282625	7.880723	25.44%	4,464

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.337870	16.779686	-8.50%	1,278
2017	14.605797	18.337870	25.55%	2,375
2016	13.988065	14.605797	4.42%	2,531
2015	14.257593	13.988065	-1.89%	2,714
2014	13.962704	14.257593	2.11%	3,823
2013	10.232209	13.962704	36.46%	3,868
2012	9.066008	10.232209	12.86%	4,068
2011	9.637421	9.066008	-5.93%	4,415
2010	7.740305	9.637421	24.51%	3,173
2009	6.204977	7.740305	24.74%	2,843
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.276104	18.189109	-14.51%	184
2017	18.983052	21.276104	12.08%	184
2016	16.396345	18.983052	15.78%	184
2015	17.149372	16.396345	-4.39%	184
2014	14.885793	17.149372	15.21%	184
2013	11.144104	14.885793	33.58%	184
2012	9.729590	11.144104	14.54%	184
2011	10.117338	9.729590	-3.83%	185
2010	8.590080	10.117338	17.78%	185
2009	6.687632	8.590080	28.45%	185
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.966064	26.171651	-9.65%	160
2017	23.603336	28.966064	22.72%	190
2016	22.186131	23.603336	6.39%	236
2015	22.416732	22.186131	-1.03%	720
2014	22.206047	22.416732	0.95%	827
2013	15.668920	22.206047	41.72%	844
2012	14.073543	15.668920	11.34%	949
2011	14.418846	14.073543	-2.39%	1,007
2010	11.706741	14.418846	23.17%	812
2009	9.349301	11.706741	25.22%	921
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	41.190423	33.605022	-18.42%	0
2017	38.469752	41.190423	7.07%	0
2016	31.106130	38.469752	23.67%	267
2015	33.716462	31.106130	-7.74%	563
2014	32.077198	33.716462	5.11%	675
2013	23.268839	32.077198	37.85%	669
2012	19.646755	23.268839	18.44%	1,311
2011	21.106459	19.646755	-6.92%	1,339
2010	16.950847	21.106459	24.52%	1,196
2009	13.680046	16.950847	23.91%	1,135

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	38.593479	33.116038	-14.19%	775
2017	34.628638	38.593479	11.45%	775
2016	28.701828	34.628638	20.65%	776
2015	29.716916	28.701828	-3.42%	776
2014	30.017921	29.716916	-1.00%	802
2013	21.693382	30.017921	38.37%	914
2012	19.123780	21.693382	13.44%	1,587
2011	20.620935	19.123780	-7.26%	1,737
2010	16.759011	20.620935	23.04%	2,653
2009	12.663030	16.759011	32.35%	2,940
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	28.261086	27.743433	-1.83%	0
2017	23.871833	28.261086	18.39%	0
2016	21.812760	23.871833	9.44%	0
2015	22.010504	21.812760	-0.90%	563
2014	19.994403	22.010504	10.08%	563
2013	15.528004	19.994403	28.76%	563
2012	13.854561	15.528004	12.08%	563
2011	14.019214	13.854561	-1.17%	564
2010	12.576728	14.019214	11.47%	564
2009	10.174487	12.576728	23.61%	564
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.272300	13.479819	-5.55%	661
2017	13.657356	14.272300	4.50%	1,537
2016	12.942850	13.657356	5.52%	1,590
2015	13.935441	12.942850	-7.12%	1,891
2014	11.006272	13.935441	26.61%	1,980
2013	10.885630	11.006272	1.11%	3,456
2012	9.566744	10.885630	13.79%	8,564
2011	9.155055	9.566744	4.50%	8,535
2010	7.162981	9.155055	27.81%	8,701
2009	5.574716	7.162981	28.49%	5,607
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.912990	15.837988	-6.36%	949
2017	14.170806	16.912990	19.35%	990
2016	12.920813	14.170806	9.67%	1,029
2015	13.001653	12.920813	-0.62%	1,071
2014	11.679044	13.001653	11.32%	1,112
2013*	10.000000	11.679044	16.79%	1,154

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.267149	10.190045	-0.75%	0
2017	10.266224	10.267149	0.01%	0
2016	10.173900	10.266224	0.91%	0
2015	10.369443	10.173900	-1.89%	0
2014	10.480927	10.369443	-1.06%	0
2013	10.634719	10.480927	-1.45%	0
2012	10.434896	10.634719	1.91%	0
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	417
2009	9.840303	10.376547	5.45%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.180749	14.121658	-12.73%	0
2017	14.393608	16.180749	12.42%	0
2016	12.095210	14.393608	19.00%	0
2015	12.916211	12.095210	-6.36%	0
2014	12.548417	12.916211	2.93%	0
2013*	10.000000	12.548417	25.48%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.675347	13.839897	-17.00%	0
2017	13.801637	16.675347	20.82%	0
2016	13.863729	13.801637	-0.45%	0
2015	14.653973	13.863729	-5.39%	0
2014	16.204933	14.653973	-9.57%	0
2013	13.705877	16.204933	18.23%	0
2012	11.644056	13.705877	17.71%	0
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	16.155853	13.207944	-18.25%	0
2017	12.945388	16.155853	24.80%	0
2016	13.391815	12.945388	-3.33%	0
2015	13.397951	13.391815	-0.05%	0
2014	14.069567	13.397951	-4.77%	0
2013	12.128096	14.069567	16.01%	0
2012	10.397972	12.128096	16.64%	0
2011	12.047070	10.397972	-13.69%	0
2010	10.028731	12.047070	20.13%	0
2009	7.573069	10.028731	32.43%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	37.131942	34.155862	-8.01%	0
2017	30.277713	37.131942	22.64%	0
2016	29.524392	30.277713	2.55%	0
2015	29.693842	29.524392	-0.57%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.125289	10.069254	-0.55%	4,380
2017	10.193410	10.125289	-0.67%	5,806
2016	10.228737	10.193410	-0.35%	6,010
2015	10.370720	10.228737	-1.37%	5,714
2014	10.470129	10.370720	-0.95%	6,051
2013	10.569776	10.470129	-0.94%	7,282
2012	10.263924	10.569776	2.98%	10,622
2011	10.395049	10.263924	-1.26%	6,877
2010	10.028678	10.395049	3.65%	12,287
2009	8.988635	10.028678	11.57%	4,762
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	30.155664	27.985845	-7.20%	0
2017	25.862685	30.155664	16.60%	0
2016	23.910654	25.862685	8.16%	0
2015	24.400235	23.910654	-2.01%	0
2014	22.453312	24.400235	8.67%	0
2013	16.574207	22.453312	35.47%	112
2012	15.170157	16.574207	9.26%	112
2011	15.898247	15.170157	-4.58%	112
2010	13.144222	15.898247	20.95%	454
2009	10.158653	13.144222	29.39%	113
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	39.959675	34.068147	-14.74%	786
2017	29.773211	39.959675	34.21%	1,038
2016	30.288258	29.773211	-1.70%	1,095
2015	29.675357	30.288258	2.07%	1,160
2014	29.535338	29.675357	0.47%	1,224
2013	23.623841	29.535338	25.02%	174
2012	19.839975	23.623841	19.07%	183
2011	22.030330	19.839975	-9.94%	373
2010	19.339947	22.030330	13.91%	384
2009	14.096740	19.339947	37.19%	397
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.530183	9.895518	-6.03%	2,934
2017	10.086630	10.530183	4.40%	3,517
2016	9.640989	10.086630	4.62%	3,472
2015	10.043051	9.640989	-4.00%	4,520
2014	9.953183	10.043051	0.90%	4,696
2013	10.147135	9.953183	-1.91%	5,992
2012*	10.000000	10.147135	1.47%	4,598
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.915915	8.644728	-20.81%	0
2017	8.768423	10.915915	24.49%	1,685
2016	9.154683	8.768423	-4.22%	1,685
2015	9.018701	9.154683	1.51%	1,685
2014*	10.000000	9.018701	-9.81%	6,601

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	29.848583	27.004017	-9.53%	1,302
2017	25.993004	29.848583	14.83%	1,341
2016	23.721000	25.993004	9.58%	1,412
2015	23.368437	23.721000	1.51%	3,068
2014	21.500193	23.368437	8.69%	3,223
2013	16.615011	21.500193	29.40%	6,558
2012	14.473280	16.615011	14.80%	7,337
2011	14.747056	14.473280	-1.86%	8,009
2010	12.932424	14.747056	14.03%	10,271
2009	10.263008	12.932424	26.01%	6,863
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	42.547833	37.470448	-11.93%	9,095
2017	37.938378	42.547833	12.15%	9,533
2016	32.746920	37.938378	15.85%	10,429
2015	35.421019	32.746920	-7.55%	10,682
2014	32.223189	35.421019	9.92%	10,743
2013	23.275125	32.223189	38.44%	13,303
2012	20.092105	23.275125	15.84%	10,260
2011	20.905984	20.092105	-3.89%	10,349
2010	17.256239	20.905984	21.15%	7,683
2009	12.805087	17.256239	34.76%	7,668
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.468941	10.675226	-6.92%	0
2017	10.274414	11.468941	11.63%	0
2016	9.242912	10.274414	11.16%	0
2015	10.338337	9.242912	-10.60%	0
2014	10.453566	10.338337	-1.10%	0
2013	10.606557	10.453566	-1.44%	0
2012*	10.000000	10.606557	6.07%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.566087	9.899511	-6.31%	0
2017	9.775882	10.566087	8.08%	0
2016	8.770513	9.775882	11.46%	0
2015	9.124414	8.770513	-3.88%	0
2014	9.139699	9.124414	-0.17%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.847452	11.187734	-5.57%	251
2017	10.866940	11.847452	9.02%	262
2016	10.726126	10.866940	1.31%	272
2015	11.737190	10.726126	-8.61%	283
2014	11.886205	11.737190	-1.25%	294
2013	12.921925	11.886205	-8.02%	305
2012	12.473254	12.921925	3.60%	0
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.199964	11.051564	-1.33%	0
2017	11.235123	11.199964	-0.31%	0
2016	11.264522	11.235123	-0.26%	0
2015	11.418032	11.264522	-1.34%	0
2014	11.511662	11.418032	-0.81%	0
2013	11.720122	11.511662	-1.78%	0
2012	11.257793	11.720122	4.11%	0
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.170728	10.155113	-0.15%	0
2017	10.097648	10.170728	0.72%	0
2016*	10.000000	10.097648	0.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.961333	10.721997	-2.18%	1,740
2017	10.621784	10.961333	3.20%	1,765
2016	10.516847	10.621784	1.00%	1,789
2015	10.646686	10.516847	-1.22%	1,816
2014	10.381645	10.646686	2.55%	1,841
2013	10.766121	10.381645	-3.57%	1,867
2012	9.987223	10.766121	7.80%	1,519
2011*	10.000000	9.987223	-0.13%	343
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.245308	10.130318	-9.92%	0
2017*	10.000000	11.245308	12.45%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.312726	13.417125	0.78%	0
2017	10.329495	13.312726	28.88%	0
2016*	10.000000	10.329495	3.29%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	21.103472	16.803660	-20.37%	0
2017	16.933662	21.103472	24.62%	0
2016	17.632115	16.933662	-3.96%	0
2015	17.884671	17.632115	-1.41%	0
2014	19.487062	17.884671	-8.22%	0
2013	15.455309	19.487062	26.09%	0
2012	12.877022	15.455309	20.02%	0
2011	15.745956	12.877022	-18.22%	0
2010	14.536275	15.745956	8.32%	0
2009	11.846845	14.536275	22.70%	153

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.457750	34.211434	-0.71%	412
2017	27.491555	34.457750	25.34%	412
2016	31.274517	27.491555	-12.10%	412
2015	28.244689	31.274517	10.73%	606
2014	21.862749	28.244689	29.19%	606
2013	14.754064	21.862749	48.18%	699
2012	11.440381	14.754064	28.96%	325
2011	10.526842	11.440381	8.68%	325
2010*	10.000000	10.526842	5.27%	130
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.388487	5.206008	-29.54%	0
2017	7.655398	7.388487	-3.49%	0
2016	5.421806	7.655398	41.20%	0
2015	8.297416	5.421806	-34.66%	0
2014	10.449910	8.297416	-20.60%	0
2013	9.623642	10.449910	8.59%	0
2012*	10.000000	9.623642	-3.76%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.557622	5.335977	-29.40%	0
2017	7.808870	7.557622	-3.22%	0
2016	5.519062	7.808870	41.49%	0
2015	8.423515	5.519062	-34.48%	0
2014	10.576837	8.423515	-20.36%	0
2013	9.719512	10.576837	8.82%	0
2012*	10.000000	9.719512	-2.80%	3,299
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	24.647355	21.035514	-14.65%	0
2017	19.796766	24.647355	24.50%	0
2016	19.353665	19.796766	2.29%	0
2015	20.290202	19.353665	-4.62%	0
2014	18.702126	20.290202	8.49%	248
2013	14.184035	18.702126	31.85%	249
2012	12.390773	14.184035	14.47%	249
2011	13.507693	12.390773	-8.27%	250
2010	12.212644	13.507693	10.60%	250
2009	9.762927	12.212644	25.09%	250
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	20.356859	19.457605	-4.42%	0
2017	18.420232	20.356859	10.51%	0
2016	17.376530	18.420232	6.01%	0
2015	17.432384	17.376530	-0.32%	0
2014	14.998384	17.432384	16.23%	0
2013	12.734563	14.998384	17.78%	0
2012	11.443880	12.734563	11.28%	0
2011	10.915737	11.443880	4.84%	0
2010	9.786845	10.915737	11.53%	0
2009	8.610221	9.786845	13.67%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.588109	25.258804	-1.29%	0
2017	19.309303	25.588109	32.52%	0
2016	19.511326	19.309303	-1.04%	0
2015	19.555687	19.511326	-0.23%	0
2014	19.124512	19.555687	2.25%	0
2013	13.887103	19.124512	37.71%	0
2012	11.717066	13.887103	18.52%	0
2011	12.599329	11.717066	-7.00%	0
2010*	10.000000	12.599329	25.99%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.247480	29.168456	-0.27%	1,202
2017	23.603195	29.247480	23.91%	1,202
2016	22.250117	23.603195	6.08%	1,202
2015	23.271260	22.250117	-4.39%	1,815
2014	24.090041	23.271260	-3.40%	1,815
2013	16.287702	24.090041	47.90%	5,362
2012	15.337524	16.287702	6.20%	12,976
2011	16.329136	15.337524	-6.07%	16,446
2010	13.083275	16.329136	24.81%	0
2009	8.706050	13.083275	50.28%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.719340	11.595188	-8.84%	0
2017	11.306161	12.719340	12.50%	0
2016	11.115346	11.306161	1.72%	0
2015	11.444881	11.115346	-2.88%	0
2014	11.161427	11.444881	2.54%	0
2013	10.133644	11.161427	10.14%	0
2012*	10.000000	10.133644	1.34%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	30.612974	28.359895	-7.36%	0
2017	26.231006	30.612974	16.71%	0
2016	23.999508	26.231006	9.30%	505
2015	24.046675	23.999508	-0.20%	506
2014	22.360320	24.046675	7.54%	506
2013	16.883353	22.360320	32.44%	507
2012	14.634801	16.883353	15.36%	797
2011	14.021132	14.634801	4.38%	798
2010	12.632195	14.021132	11.00%	799
2009	10.666981	12.632195	18.42%	800
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.643243	-23.57%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	43.392711	36.164081	-16.66%	74
2017	39.075084	43.392711	11.05%	105
2016	31.819727	39.075084	22.80%	139
2015	34.289647	31.819727	-7.20%	183
2014	31.985756	34.289647	7.20%	224
2013	23.617220	31.985756	35.43%	0
2012	20.260226	23.617220	16.57%	0
2011	22.531759	20.260226	-10.08%	0
2010	18.088254	22.531759	24.57%	0
2009	12.885652	18.088254	40.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.532451	12.939440	-4.38%	1,155
2017	13.264844	13.532451	2.02%	1,155
2016	12.913377	13.264844	2.72%	3,949
2015	13.455468	12.913377	-4.03%	4,807
2014	13.237451	13.455468	1.65%	4,972
2013	14.699118	13.237451	-9.94%	12,396
2012	13.911245	14.699118	5.66%	22,346
2011	12.650935	13.911245	9.96%	13,137
2010	12.230506	12.650935	3.44%	12,568
2009	11.277410	12.230506	8.45%	13,520

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	29.481945	26.920898	-8.69%	0
2017	24.904858	29.481945	18.38%	0
2016	22.357583	24.904858	11.39%	0
2015	24.158328	22.357583	-7.45%	0
2014	21.855950	24.158328	10.53%	0
2013	16.394036	21.855950	33.32%	0
2012	14.556701	16.394036	12.62%	0
2011	14.382022	14.556701	1.21%	0
2010	12.836504	14.382022	12.04%	0
2009	11.076518	12.836504	15.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.537182	25.294799	-14.36%	0
2017	26.928079	29.537182	9.69%	180
2016	22.298890	26.928079	20.76%	187
2015	23.025180	22.298890	-3.15%	194
2014	20.130619	23.025180	14.38%	210
2013	15.748872	20.130619	27.82%	210
2012	13.770885	15.748872	14.36%	595
2011	14.113318	13.770885	-2.43%	595
2010	12.055015	14.113318	17.07%	211
2009	9.438220	12.055015	27.73%	211
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.764030	10.284953	-4.45%	0
2017	10.215472	10.764030	5.37%	0
2016	9.201575	10.215472	11.02%	0
2015*	10.000000	9.201575	-7.98%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.009780	9.777700	-2.32%	0
2017	9.856092	10.009780	1.56%	0
2016	9.775523	9.856092	0.82%	0
2015*	10.000000	9.775523	-2.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.761318	11.624806	-8.91%	0
2017	11.132423	12.761318	14.63%	0
2016	9.747542	11.132423	14.21%	0
2015*	10.000000	9.747542	-2.52%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.785902	15.264116	-9.07%	3,506
2017	15.001598	16.785902	11.89%	3,933
2016	14.686033	15.001598	2.15%	4,127
2015	15.075762	14.686033	-2.59%	4,470
2014	15.030474	15.075762	0.30%	4,680
2013	13.350274	15.030474	12.59%	4,850
2012	12.338136	13.350274	8.20%	4,916
2011	13.012002	12.338136	-5.18%	507
2010	12.047512	13.012002	8.01%	541
2009*	10.000000	12.047512	20.48%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.186724	9.622050	-5.54%	0
2017*	10.000000	10.186724	1.87%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.568660	13.539790	-18.28%	1,853
2017	15.065852	16.568660	9.97%	1,886
2016	11.679458	15.065852	28.99%	1,928
2015	12.689419	11.679458	-7.96%	1,622
2014	12.209756	12.689419	3.93%	253
2013*	10.000000	12.209756	22.10%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.378083	11.098105	-17.04%	0
2017	11.817555	13.378083	13.21%	0
2016	10.424458	11.817555	13.36%	0
2015	10.867426	10.424458	-4.08%	0
2014*	10.000000	10.867426	8.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	44.520294	39.872248	-10.44%	359
2017	40.249806	44.520294	10.61%	369
2016	32.532659	40.249806	23.72%	496
2015	33.850236	32.532659	-3.89%	538
2014	32.724659	33.850236	3.44%	570
2013	23.633971	32.724659	38.46%	572
2012	20.752350	23.633971	13.89%	455
2011	20.971090	20.752350	-1.04%	944
2010	16.937364	20.971090	23.82%	1,065
2009	13.767326	16.937364	23.03%	754

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.842237	29.808965	-6.39%	13,162
2017	26.695664	31.842237	19.28%	17,002
2016	24.343383	26.695664	9.66%	18,356
2015	24.526219	24.343383	-0.75%	25,955
2014	22.037215	24.526219	11.29%	27,370
2013	17.004166	22.037215	29.60%	28,105
2012	14.965480	17.004166	13.62%	18,864
2011	14.965816	14.965480	0.00%	18,482
2010	13.278689	14.965816	12.71%	14,721
2009	10.706193	13.278689	24.03%	6,808
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	28.053225	25.641326	-8.60%	1,409
2017	22.445563	28.053225	24.98%	1,474
2016	21.191790	22.445563	5.92%	1,541
2015	22.137140	21.191790	-4.27%	1,668
2014	20.864105	22.137140	6.10%	1,803
2013	17.548607	20.864105	18.89%	2,537
2012	16.193027	17.548607	8.37%	4,523
2011	15.133209	16.193027	7.00%	4,472
2010	13.367954	15.133209	13.21%	137
2009	11.114634	13.367954	20.27%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	26.597889	21.122224	-20.59%	0
2017	21.732626	26.597889	22.39%	0
2016	18.910150	21.732626	14.93%	0
2015	19.714926	18.910150	-4.08%	0
2014	19.774186	19.714926	-0.30%	0
2013	13.558002	19.774186	45.85%	0
2012	11.459604	13.558002	18.31%	0
2011	13.550665	11.459604	-15.43%	0
2010	10.526805	13.550665	28.73%	0
2009	8.506413	10.526805	23.75%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.575550	10.396486	-1.69%	548
2017	10.389390	10.575550	1.79%	548
2016	9.690925	10.389390	7.21%	548
2015	9.947197	9.690925	-2.58%	442
2014	10.051420	9.947197	-1.04%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.044102	-9.56%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.943436	13.611641	-2.38%	0
2017	13.657464	13.943436	2.09%	303
2016	13.405476	13.657464	1.88%	332
2015	13.683583	13.405476	-2.03%	364
2014	13.434163	13.683583	1.86%	1,610
2013	13.550919	13.434163	-0.86%	4,631
2012	12.583144	13.550919	7.69%	5,125
2011	12.537641	12.583144	0.36%	5,351
2010	11.766909	12.537641	6.55%	5,594
2009	9.952237	11.766909	18.23%	4,609
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.228260	-17.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.893833	15.913660	-5.80%	0
2017	15.220049	16.893833	11.00%	0
2016	14.698109	15.220049	3.55%	0
2015	15.016756	14.698109	-2.12%	0
2014	14.644250	15.016756	2.54%	0
2013	13.147371	14.644250	11.39%	0
2012	11.974613	13.147371	9.79%	0
2011	12.221123	11.974613	-2.02%	0
2010	11.035277	12.221123	10.75%	0
2009	9.047398	11.035277	21.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.165334	16.786744	-7.59%	3,163
2017	15.877997	18.165334	14.41%	3,182
2016	15.250512	15.877997	4.11%	4,374
2015	15.569968	15.250512	-2.05%	4,396
2014	15.127960	15.569968	2.92%	4,419
2013	13.295195	15.127960	13.79%	6,406
2012	11.949934	13.295195	11.26%	5,381
2011	12.296505	11.949934	-2.82%	5,532
2010	10.930159	12.296505	12.50%	5,695
2009	8.641028	10.930159	26.49%	7,394
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.771228	17.886230	-9.53%	0
2017	16.646835	19.771228	18.77%	0
2016	15.903114	16.646835	4.68%	0
2015	16.247758	15.903114	-2.12%	0
2014	15.764209	16.247758	3.07%	198
2013	13.195500	15.764209	19.47%	198
2012	11.642957	13.195500	13.33%	198
2011	12.176394	11.642957	-4.38%	199
2010	10.677541	12.176394	14.04%	0
2009	8.272037	10.677541	29.08%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.899783	11.188353	-5.98%	0
2017	10.414297	11.899783	14.26%	0
2016*	10.000000	10.414297	4.14%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.594959	12.283797	-25.98%	0
2017	17.345422	16.594959	-4.33%	0
2016	13.202890	17.345422	31.38%	0
2015	16.931087	13.202890	-22.02%	0
2014	19.724711	16.931087	-14.16%	0
2013	16.146646	19.724711	22.16%	0
2012	15.668033	16.146646	3.05%	0
2011	16.795613	15.668033	-6.71%	6,438
2010	14.324389	16.795613	17.25%	4,301
2009	9.864477	14.324389	45.21%	4,301
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	27.599393	24.836916	-10.01%	809
2017	24.897295	27.599393	10.85%	858
2016	21.494481	24.897295	15.83%	1,051
2015	22.810831	21.494481	-5.77%	967
2014	21.369676	22.810831	6.74%	1,184
2013	16.989318	21.369676	25.78%	2,443
2012	14.750481	16.989318	15.18%	3,399
2011	14.892313	14.750481	-0.95%	3,138
2010	13.169727	14.892313	13.08%	4,249
2009	10.304503	13.169727	27.81%	4,232
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.897537	11.523465	-10.65%	0
2017	11.239547	12.897537	14.75%	0
2016*	10.000000	11.239547	12.40%	318
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.885479	33.196141	-2.03%	1,701
2017	25.541897	33.885479	32.67%	2,186
2016	25.814111	25.541897	-1.05%	3,037
2015	24.539551	25.814111	5.19%	3,136
2014	22.464534	24.539551	9.24%	3,485
2013	16.786436	22.464534	33.83%	3,543
2012	14.912234	16.786436	12.57%	2,765
2011	15.159132	14.912234	-1.63%	2,810
2010	12.437567	15.159132	21.88%	17,131
2009	9.877541	12.437567	25.92%	16,940

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.272149	13.932018	-2.38%	8,823
2017	13.946824	14.272149	2.33%	12,805
2016	13.565521	13.946824	2.81%	13,667
2015	13.904259	13.565521	-2.44%	15,842
2014	13.378745	13.904259	3.93%	17,951
2013	13.883368	13.378745	-3.63%	21,027
2012	13.360935	13.883368	3.91%	38,755
2011	12.685157	13.360935	5.33%	33,948
2010	11.986646	12.685157	5.83%	12,713
2009	10.549582	11.986646	13.62%	18,945
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	46.189551	38.732590	-16.14%	1,946
2017	38.941045	46.189551	18.61%	2,190
2016	35.356804	38.941045	10.14%	3,953
2015	36.526674	35.356804	-3.20%	4,265
2014	35.008988	36.526674	4.34%	5,797
2013	26.185373	35.008988	33.70%	6,535
2012	23.229340	26.185373	12.73%	7,049
2011	26.480213	23.229340	-12.28%	7,816
2010	20.930292	26.480213	26.52%	10,580
2009	15.220205	20.930292	37.52%	12,248
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.385846	22.052184	-16.42%	882
2017	20.627731	26.385846	27.91%	4,979
2016	22.128001	20.627731	-6.78%	5,745
2015	21.770183	22.128001	1.64%	5,843
2014	24.125915	21.770183	-9.76%	375
2013	18.835879	24.125915	28.08%	397
2012	15.902216	18.835879	18.45%	419
2011	19.550492	15.902216	-18.66%	440
2010	17.609024	19.550492	11.03%	0
2009	14.177893	17.609024	24.20%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.268895	11.292246	-7.96%	0
2017	12.014684	12.268895	2.12%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	36.944188	29.989021	-18.83%	0
2017	31.526215	36.944188	17.19%	785
2016	29.318976	31.526215	7.53%	785
2015	30.777689	29.318976	-4.74%	785
2014	29.365563	30.777689	4.81%	785
2013	22.923545	29.365563	28.10%	785
2012	18.334851	22.923545	25.03%	1,001
2011	20.483684	18.334851	-10.49%	1,093
2010	16.476816	20.483684	24.32%	3,341
2009	10.655087	16.476816	54.64%	3,361

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	14.053517	12.493206	-11.10%	0
2017	12.753651	14.053517	10.19%	0
2016	11.451128	12.753651	11.37%	180
2015	12.408313	11.451128	-7.71%	0
2014	12.260892	12.408313	1.20%	0
2013	10.067148	12.260892	21.79%	0
2012	8.871033	10.067148	13.48%	0
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.559143	15.591485	-5.84%	2,242
2017	15.343425	16.559143	7.92%	2,299
2016	13.674555	15.343425	12.20%	2,738
2015	14.951683	13.674555	-8.54%	2,601
2014	14.524375	14.951683	2.94%	2,820
2013	12.954481	14.524375	12.12%	4,840
2012	11.686925	12.954481	10.85%	8,832
2011	11.599971	11.686925	0.75%	17,307
2010	10.462580	11.599971	10.87%	14,198
2009	7.841436	10.462580	33.43%	18,252
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.999186	29.886519	-6.60%	530
2017	26.972662	31.999186	18.64%	563
2016	23.620681	26.972662	14.19%	1,193
2015	24.913618	23.620681	-5.19%	2,417
2014	23.287348	24.913618	6.98%	4,558
2013	18.248147	23.287348	27.61%	8,421
2012	16.564188	18.248147	10.17%	9,154
2011	15.880295	16.564188	4.31%	9,321
2010	13.376801	15.880295	18.72%	9,953
2009	11.584978	13.376801	15.47%	6,617
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	40.774303	34.952242	-14.28%	952
2017	37.446660	40.774303	8.89%	2,302
2016	29.229900	37.446660	28.11%	2,416
2015	32.074607	29.229900	-8.87%	3,279
2014	32.411142	32.074607	-1.04%	3,796
2013	24.176676	32.411142	34.06%	3,746
2012	20.754378	24.176676	16.49%	4,372
2011	21.915273	20.754378	-5.30%	5,971
2010	17.369292	21.915273	26.17%	7,248
2009	13.666982	17.369292	27.09%	5,188

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.782998	9.762143	-17.15%	0
2017	8.527895	11.782998	38.17%	167
2016	7.379098	8.527895	15.57%	174
2015	9.327694	7.379098	-20.89%	181
2014*	10.000000	9.327694	-6.72%	196
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	24.029533	19.991864	-16.80%	1,850
2017	20.925913	24.029533	14.83%	6,019
2016	19.841566	20.925913	5.47%	6,192
2015	21.564395	19.841566	-7.99%	6,569
2014	24.660268	21.564395	-12.55%	6,369
2013	20.379728	24.660268	21.00%	0
2012	17.517842	20.379728	16.34%	0
2011	19.920770	17.517842	-12.06%	0
2010	18.674542	19.920770	6.67%	0
2009	13.848383	18.674542	34.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.331401	9.359189	0.30%	576
2017	9.303556	9.331401	0.30%	576
2016	9.184531	9.303556	1.30%	576
2015	9.753773	9.184531	-5.84%	462
2014	9.733945	9.753773	0.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.350519	11.624926	-5.88%	0
2017	11.095906	12.350519	11.31%	0
2016	10.807077	11.095906	2.67%	0
2015	11.661174	10.807077	-7.32%	0
2014	11.400965	11.661174	2.28%	0
2013	10.202217	11.400965	11.75%	0
2012*	10.000000	10.202217	2.02%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.386658	-6.13%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.196385	9.523250	-6.60%	0
2017	9.994467	10.196385	2.02%	0
2016	10.205891	9.994467	-2.07%	0
2015	10.183564	10.205891	0.22%	0
2014	9.888395	10.183564	2.99%	0
2013*	10.000000	9.888395	-1.12%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.229719	17.238590	-5.44%	0
2017	14.583656	18.229719	25.00%	0
2016	14.527137	14.583656	0.39%	0
2015	14.093885	14.527137	3.07%	0
2014	13.241411	14.093885	6.44%	0
2013	9.625937	13.241411	37.56%	0
2012*	10.000000	9.625937	-3.74%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.238779	13.254346	-13.02%	0
2017	13.506692	15.238779	12.82%	0
2016	12.129177	13.506692	11.36%	0
2015	12.877667	12.129177	-5.81%	0
2014	12.563216	12.877667	2.50%	0
2013	9.938515	12.563216	26.41%	0
2012*	10.000000	9.938515	-0.61%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.375220	15.165260	-7.39%	0
2017	13.624054	16.375220	20.19%	0
2016	13.766181	13.624054	-1.03%	0
2015	13.845782	13.766181	-0.57%	0
2014	13.065937	13.845782	5.97%	0
2013	9.720326	13.065937	34.42%	0
2012*	10.000000	9.720326	-2.80%	365
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.657141	14.567317	-6.96%	0
2017	13.452753	15.657141	16.39%	0
2016	14.031260	13.452753	-4.12%	0
2015	15.558006	14.031260	-9.81%	0
2014	16.689770	15.558006	-6.78%	0
2013	13.554536	16.689770	23.13%	0
2012	11.558890	13.554536	17.27%	0
2011	12.658677	11.558890	-8.69%	0
2010	11.837444	12.658677	6.94%	0
2009*	10.000000	11.837444	18.37%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.994093	12.514667	-3.69%	4,044
2017	12.378099	12.994093	4.98%	4,229
2016	10.826354	12.378099	14.33%	4,424
2015	11.767901	10.826354	-8.00%	4,786
2014	11.735716	11.767901	0.27%	4,997
2013	10.793279	11.735716	8.73%	5,123
2012*	10.000000	10.793279	7.93%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.484926	16.210228	-1.67%	4,944
2017	13.201472	16.484926	24.87%	5,095
2016	12.642371	13.201472	4.42%	5,255
2015	13.636142	12.642371	-7.29%	9,152
2014	12.846881	13.636142	6.14%	8,205
2013	10.047642	12.846881	27.86%	8,412
2012*	10.000000	10.047642	0.48%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	27.429486	27.104621	-1.18%	964
2017	23.595162	27.429486	16.25%	2,061
2016	22.984024	23.595162	2.66%	2,131
2015	23.262259	22.984024	-1.20%	2,209
2014	21.841141	23.262259	6.51%	1,254
2013	18.527280	21.841141	17.89%	1,330
2012	16.607932	18.527280	11.56%	1,401
2011	16.651767	16.607932	-0.26%	1,474
2010	15.651559	16.651767	6.39%	0
2009	12.665775	15.651559	23.57%	142
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.991251	9.704064	-2.87%	0
2017	9.823881	9.991251	1.70%	0
2016	9.766197	9.823881	0.59%	0
2015*	10.000000	9.766197	-2.34%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	41.347993	41.381961	0.08%	0
2017	32.322657	41.347993	27.92%	0
2016	32.220910	32.322657	0.32%	0
2015	29.252806	32.220910	10.15%	0
2014	27.407642	29.252806	6.73%	0
2013	21.280441	27.407642	28.79%	0
2012	17.461218	21.280441	21.87%	0
2011	19.068241	17.461218	-8.43%	0
2010	18.198945	19.068241	4.78%	922
2009	12.666338	18.198945	43.68%	1,549
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.440473	23.272979	-0.71%	0
2017	16.437551	23.440473	42.60%	0
2016	14.671792	16.437551	12.04%	0
2015	14.248429	14.671792	2.97%	0
2014	13.242263	14.248429	7.60%	0
2013	9.939732	13.242263	33.23%	0
2012*	10.000000	9.939732	-0.60%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.894428	25.796094	-16.50%	0
2017	24.001567	30.894428	28.72%	201
2016	26.144451	24.001567	-8.20%	209
2015	29.134916	26.144451	-10.26%	217
2014	33.685224	29.134916	-13.51%	872
2013	29.954850	33.685224	12.45%	1,344
2012	26.897782	29.954850	11.37%	1,327
2011	40.399054	26.897782	-33.42%	0
2010	32.839634	40.399054	23.02%	0
2009	18.636894	32.839634	76.21%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.840110	8.686430	-19.87%	0
2017	8.617781	10.840110	25.79%	0
2016	7.250773	8.617781	18.85%	0
2015	9.217400	7.250773	-21.34%	0
2014	9.822798	9.217400	-6.16%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.173897	9.907472	-2.62%	0
2017	9.954253	10.173897	2.21%	0
2016*	10.000000	9.954253	-0.46%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.546432	16.000598	-3.30%	0
2017	13.309889	16.546432	24.32%	0
2016	12.431862	13.309889	7.06%	0
2015	12.911061	12.431862	-3.71%	0
2014	14.184069	12.911061	-8.97%	0
2013	10.207292	14.184069	38.96%	0
2012*	10.000000	10.207292	2.07%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	34.600307	30.517694	-11.80%	4,957
2017	29.963096	34.600307	15.48%	7,483
2016	26.762192	29.963096	11.96%	8,664
2015	27.453783	26.762192	-2.52%	9,912
2014	25.317220	27.453783	8.44%	11,943
2013	18.974532	25.317220	33.43%	13,837
2012	16.640806	18.974532	14.02%	17,228
2011	16.990082	16.640806	-2.06%	17,889
2010	15.524850	16.990082	9.44%	10,515
2009	12.884544	15.524850	20.49%	10,699

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.723043	17.518591	-11.18%	0
2017	15.804161	19.723043	24.80%	0
2016	15.466300	15.804161	2.18%	0
2015	14.783438	15.466300	4.62%	0
2014	14.855551	14.783438	-0.49%	0
2013	11.828295	14.855551	25.59%	0
2012	10.369104	11.828295	14.07%	0
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.757122	12.624147	-1.04%	356
2017	10.120059	12.757122	26.06%	385
2016	9.716533	10.120059	4.15%	415
2015*	10.000000	9.716533	-2.83%	449
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.611808	13.270872	-2.50%	0
2017	13.062532	13.611808	4.20%	1,200
2016	12.539528	13.062532	4.17%	1,200
2015	12.850372	12.539528	-2.42%	1,200
2014	12.140796	12.850372	5.84%	1,200
2013	12.410211	12.140796	-2.17%	1,200
2012	11.550641	12.410211	7.44%	974
2011	11.136196	11.550641	3.72%	984
2010	10.590879	11.136196	5.15%	1,043
2009	9.840028	10.590879	7.63%	919
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	25.103085	22.959239	-8.54%	0
2017	23.278754	25.103085	7.84%	0
2016	21.392712	23.278754	8.82%	0
2015	21.999148	21.392712	-2.76%	0
2014	21.728819	21.999148	1.24%	0
2013	24.201356	21.728819	-10.22%	0
2012	20.865808	24.201356	15.99%	0
2011	19.838457	20.865808	5.18%	0
2010	18.371286	19.838457	7.99%	0
2009	14.348989	18.371286	28.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.285437	9.321553	-9.37%	0
2017	9.287187	10.285437	10.75%	0
2016	8.209095	9.287187	13.13%	0
2015*	10.000000	8.209095	-17.91%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.162658	17.500316	-8.67%	0
2017	16.570403	19.162658	15.64%	0
2016	15.169788	16.570403	9.23%	0
2015	16.606704	15.169788	-8.65%	0
2014	17.232436	16.606704	-3.63%	0
2013	13.275050	17.232436	29.81%	0
2012	11.002007	13.275050	20.66%	0
2011	11.283324	11.002007	-2.49%	0
2010*	10.000000	11.283324	12.83%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.312786	23.437557	-10.93%	1,446
2017	24.658730	26.312786	6.71%	1,769
2016	20.845233	24.658730	18.29%	2,121
2015	22.168908	20.845233	-5.97%	2,203
2014	19.946708	22.168908	11.14%	2,329
2013	15.394976	19.946708	29.57%	2,458
2012	13.671001	15.394976	12.61%	2,590
2011	13.825581	13.671001	-1.12%	2,432
2010	12.417195	13.825581	11.34%	2,482
2009*	10.000000	12.417195	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.365896	16.235731	-6.51%	39,652
2017	15.240492	17.365896	13.95%	41,980
2016	14.208866	15.240492	7.26%	43,800
2015	14.299178	14.208866	-0.63%	45,724
2014	13.840957	14.299178	3.31%	45,097
2013	11.409307	13.840957	21.31%	66,238
2012	10.020388	11.409307	13.86%	79,558
2011	10.089236	10.020388	-0.68%	71,944
2010	9.153218	10.089236	10.23%	76,297
2009	7.537242	9.153218	21.44%	78,045
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.557677	11.249684	-2.66%	8,478
2017	11.379622	11.557677	1.56%	8,456
2016	11.265560	11.379622	1.01%	8,269
2015	11.475254	11.265560	-1.83%	8,674
2014	11.108794	11.475254	3.30%	8,839
2013	11.587676	11.108794	-4.13%	12,737
2012	11.219328	11.587676	3.28%	15,456
2011	10.783999	11.219328	4.04%	9,985
2010	10.339936	10.783999	4.29%	11,967
2009	9.369657	10.339936	10.36%	14,450

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.146206	17.954280	-10.88%	1,438
2017	15.632004	20.146206	28.88%	1,872
2016	15.855794	15.632004	-1.41%	2,059
2015	15.124041	15.855794	4.84%	2,261
2014	15.092915	15.124041	0.21%	2,467
2013	11.923253	15.092915	26.58%	2,770
2012	9.925368	11.923253	20.13%	6,184
2011	11.121844	9.925368	-10.76%	5,939
2010	10.154988	11.121844	9.52%	3,692
2009	7.288016	10.154988	39.34%	4,076
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.442305	19.981370	-2.25%	8,424
2017	16.255186	20.442305	25.76%	8,692
2016	15.145964	16.255186	7.32%	8,962
2015	14.462710	15.145964	4.72%	2,760
2014	13.600737	14.462710	6.34%	2,407
2013	10.664096	13.600737	27.54%	1,325
2012	9.231445	10.664096	15.52%	1,391
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.183320	16.537434	-3.76%	6,569
2017	14.321589	17.183320	19.98%	6,695
2016	13.101235	14.321589	9.31%	6,855
2015	13.171150	13.101235	-0.53%	6,921
2014	12.143349	13.171150	8.46%	6,964
2013	9.280938	12.143349	30.84%	12,971
2012	8.057376	9.280938	15.19%	17,338
2011	8.375360	8.057376	-3.80%	4,279
2010	7.669690	8.375360	9.20%	4,810
2009	5.964017	7.669690	28.60%	14,526
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.149269	15.516866	-3.92%	1,068
2017	15.433929	16.149269	4.63%	1,243
2016	14.435943	15.433929	6.91%	1,363
2015	15.107336	14.435943	-4.44%	1,575
2014	14.779017	15.107336	2.22%	1,769
2013	15.190129	14.779017	-2.71%	813
2012	13.753001	15.190129	10.45%	847
2011	13.241444	13.753001	3.86%	884
2010	12.168368	13.241444	8.82%	926
2009	9.942246	12.168368	22.39%	963

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	30.382996	27.664008	-8.95%	1,313
2017	26.235044	30.382996	15.81%	1,775
2016	22.675525	26.235044	15.70%	3,573
2015	24.650395	22.675525	-8.01%	4,073
2014	22.998312	24.650395	7.18%	6,370
2013	17.274269	22.998312	33.14%	6,658
2012	14.856263	17.274269	16.28%	7,444
2011	15.492312	14.856263	-4.11%	7,584
2010	13.637622	15.492312	13.60%	5,852
2009	10.804956	13.637622	26.22%	3,473
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.942366	9.854292	-9.94%	0
2017	9.389012	10.942366	16.54%	0
2016	9.265636	9.389012	1.33%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.074180	0.74%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.551714	21.523458	-4.56%	546
2017	21.466863	22.551714	5.05%	1,541
2016	19.109692	21.466863	12.33%	1,541
2015	19.940363	19.109692	-4.17%	1,434
2014	19.760630	19.940363	0.91%	995
2013	18.755489	19.760630	5.36%	0
2012	16.639082	18.755489	12.72%	81
2011	16.287204	16.639082	2.16%	81
2010	14.627741	16.287204	11.34%	81
2009	10.181901	14.627741	43.66%	81
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.200381	16.076167	-6.54%	0
2017	14.010264	17.200381	22.77%	0
2016	12.539184	14.010264	11.73%	0
2015	12.896912	12.539184	-2.77%	0
2014	12.299836	12.896912	4.85%	0
2013	8.708625	12.299836	41.24%	0
2012	7.575239	8.708625	14.96%	0
2011	8.713869	7.575239	-13.07%	0
2010	7.674674	8.713869	13.54%	1,869
2009	5.098914	7.674674	50.52%	1,242

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.354401	16.998106	-7.39%	4,878
2017	15.758195	18.354401	16.48%	8,272
2016	14.543528	15.758195	8.35%	8,824
2015	14.842112	14.543528	-2.01%	10,311
2014	13.648971	14.842112	8.74%	12,305
2013	10.011241	13.648971	36.34%	14,142
2012	9.134578	10.011241	9.60%	18,765
2011	9.596199	9.134578	-4.81%	19,295
2010	7.892510	9.596199	21.59%	9,011
2009	6.110181	7.892510	29.17%	17,880
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.293500	13.430483	-12.18%	0
2017	12.972949	15.293500	17.89%	0
2016	12.165795	12.972949	6.63%	0
2015	12.584344	12.165795	-3.33%	2,143
2014	12.238624	12.584344	2.82%	2,249
2013	9.606118	12.238624	27.40%	2,351
2012	8.404994	9.606118	14.29%	2,441
2011	9.123333	8.404994	-7.87%	2,537
2010	8.065347	9.123333	13.12%	40,446
2009	6.344226	8.065347	27.13%	49,020
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.939075	12.859878	-7.74%	11,709
2017	12.641582	13.939075	10.26%	12,426
2016	12.107042	12.641582	4.42%	13,132
2015	12.435649	12.107042	-2.64%	25,881
2014	12.117125	12.435649	2.63%	26,915
2013	10.739944	12.117125	12.82%	27,705
2012	9.827937	10.739944	9.28%	42,061
2011	10.123577	9.827937	-2.92%	14,839
2010	9.318454	10.123577	8.64%	3,161
2009	7.903416	9.318454	17.90%	3,561
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.808819	13.381603	-9.64%	0
2017	12.994971	14.808819	13.96%	0
2016	12.304774	12.994971	5.61%	0
2015	12.673240	12.304774	-2.91%	9,449
2014	12.301449	12.673240	3.02%	24,442
2013	10.310816	12.301449	19.31%	6,101
2012	9.220877	10.310816	11.82%	6,101
2011	9.705119	9.220877	-4.99%	6,101
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.338275	11.823523	-4.17%	2,387
2017	11.788755	12.338275	4.66%	7,853
2016	11.451654	11.788755	2.94%	8,404
2015	11.723899	11.451654	-2.32%	9,004
2014	11.529829	11.723899	1.68%	4,628
2013	11.166474	11.529829	3.25%	5,230
2012	10.556847	11.166474	5.77%	22,096
2011	10.578841	10.556847	-0.21%	24,820
2010	10.066259	10.578841	5.09%	18,597
2009	9.051407	10.066259	11.21%	16,659
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	12.009977	10.988105	-8.51%	0
2017	10.634430	12.009977	12.93%	0
2016	10.237978	10.634430	3.87%	0
2015	10.871267	10.237978	-5.83%	0
2014	10.803853	10.871267	0.62%	0
2013*	10.000000	10.803853	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.333131	11.276391	-8.57%	0
2017	10.640101	12.333131	15.91%	0
2016	10.180195	10.640101	4.52%	0
2015	10.876137	10.180195	-6.40%	0
2014	10.942101	10.876137	-0.60%	0
2013*	10.000000	10.942101	9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.412127	13.175352	-8.58%	8,023
2017	12.850669	14.412127	12.15%	8,827
2016	12.234537	12.850669	5.04%	9,617
2015	12.567429	12.234537	-2.65%	25,657
2014	12.213602	12.567429	2.90%	26,548
2013	10.536222	12.213602	15.92%	27,464
2012	9.529175	10.536222	10.57%	28,473
2011	9.915082	9.529175	-3.89%	41,271
2010	9.047478	9.915082	9.59%	18,263
2009	7.539794	9.047478	20.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	15.026958	13.380078	-10.96%	0
2017	12.933574	15.026958	16.19%	0
2016	12.215941	12.933574	5.87%	0
2015	12.604625	12.215941	-3.08%	0
2014	12.250727	12.604625	2.89%	0
2013	10.017858	12.250727	22.29%	0
2012	8.885150	10.017858	12.75%	0
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.459795	12.612433	-6.30%	709
2017	12.447526	13.459795	8.13%	801
2016	11.933614	12.447526	4.31%	960
2015	12.258239	11.933614	-2.65%	1,161
2014	11.968960	12.258239	2.42%	1,360
2013	10.934659	11.968960	9.46%	1,561
2012	10.098600	10.934659	8.28%	1,771
2011	10.290272	10.098600	-1.86%	1,994
2010	9.591116	10.290272	7.29%	2,223
2009	8.282650	9.591116	15.80%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.489403	12.203948	-2.29%	15,932
2017	12.182745	12.489403	2.52%	19,147
2016	11.790163	12.182745	3.33%	19,989
2015	12.088315	11.790163	-2.47%	16,044
2014	11.735766	12.088315	3.00%	18,075
2013	12.185985	11.735766	-3.69%	20,906
2012	11.522414	12.185985	5.76%	26,801
2011	11.021687	11.522414	4.54%	19,007
2010	10.489872	11.021687	5.07%	8,119
2009	9.817027	10.489872	6.85%	11,994
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.314864	12.910242	-3.04%	0
2017	13.039576	13.314864	2.11%	0
2016	12.823240	13.039576	1.69%	0
2015	13.099503	12.823240	-2.11%	0
2014	12.692890	13.099503	3.20%	0
2013	13.169096	12.692890	-3.62%	0
2012	12.494405	13.169096	5.40%	0
2011	11.972943	12.494405	4.36%	1,614
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.914994	12.296561	-11.63%	0
2017	11.995258	13.914994	16.00%	0
2016	10.943577	11.995258	9.61%	0
2015	11.484322	10.943577	-4.71%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.923400	11.721323	-9.30%	0
2017	11.537110	12.923400	12.02%	0
2016	10.778967	11.537110	7.03%	0
2015	11.150671	10.778967	-3.33%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.928376	28.024381	-3.12%	2,862
2017	23.135026	28.928376	25.04%	4,614
2016	22.753747	23.135026	1.68%	6,972
2015	22.059889	22.753747	3.15%	7,051
2014	20.650430	22.059889	6.83%	10,854
2013	15.398590	20.650430	34.11%	12,856
2012	13.215069	15.398590	16.52%	14,163
2011	13.773149	13.215069	-4.05%	20,176
2010	12.898447	13.773149	6.78%	29,145
2009*	10.000000	12.898447	28.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.396705	29.488429	-18.98%	0
2017	26.190423	36.396705	38.97%	42
2016	24.763164	26.190423	5.76%	44
2015	30.042910	24.763164	-17.57%	45
2014	32.387391	30.042910	-7.24%	49
2013	32.773461	32.387391	-1.18%	0
2012	28.470321	32.773461	15.11%	0
2011	37.379243	28.470321	-23.83%	0
2010	32.771708	37.379243	14.06%	0
2009	20.421084	32.771708	60.48%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.512368	12.305168	-1.66%	5,708
2017	12.455646	12.512368	0.46%	8,340
2016	12.564431	12.455646	-0.87%	8,638
2015	12.782639	12.564431	-1.71%	10,088
2014	12.422870	12.782639	2.90%	13,166
2013	13.158533	12.422870	-5.59%	17,369
2012	12.976355	13.158533	1.40%	28,489
2011	12.294754	12.976355	5.54%	19,936
2010	11.924444	12.294754	3.11%	19,219
2009	11.801052	11.924444	1.05%	35,169
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.190385	9.168296	-0.24%	83,060
2017	9.300210	9.190385	-1.18%	88,178
2016	9.450299	9.300210	-1.59%	96,022
2015	9.603961	9.450299	-1.60%	107,633
2014	9.760122	9.603961	-1.60%	143,312
2013	9.918820	9.760122	-1.60%	156,736
2012	10.080544	9.918820	-1.60%	186,072
2011	10.243993	10.080544	-1.60%	225,911
2010	10.410549	10.243993	-1.60%	203,881
2009	10.575386	10.410549	-1.56%	91,735

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.327891	8.657511	-16.17%	0
2017	8.259168	10.327891	25.05%	0
2016	8.340239	8.259168	-0.97%	0
2015	8.757950	8.340239	-4.77%	0
2014	8.964887	8.757950	-2.31%	0
2013	7.749583	8.964887	15.68%	0
2012	6.835126	7.749583	13.38%	0
2011	7.717855	6.835126	-11.44%	10,658
2010	6.940738	7.717855	11.20%	10,658
2009	5.448853	6.940738	27.38%	10,658
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.268607	9.521015	-15.51%	0
2017	9.201033	11.268607	22.47%	0
2016	9.301580	9.201033	-1.08%	0
2015	9.585993	9.301580	-2.97%	0
2014	10.384440	9.585993	-7.69%	0
2013	8.720863	10.384440	19.08%	0
2012	7.497524	8.720863	16.32%	0
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	29.346896	26.317883	-10.32%	8,581
2017	25.181788	29.346896	16.54%	10,349
2016	23.376838	25.181788	7.72%	15,760
2015	23.996480	23.376838	-2.58%	24,437
2014	23.228642	23.996480	3.31%	16,258
2013	18.551422	23.228642	25.21%	13,395
2012	16.266809	18.551422	14.04%	20,401
2011	17.207273	16.266809	-5.47%	17,486
2010	15.255212	17.207273	12.80%	19,428
2009	12.187565	15.255212	25.17%	19,426
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.160723	16.065825	-6.38%	33,291
2017	15.692285	17.160723	9.36%	34,184
2016	15.001263	15.692285	4.61%	35,106
2015	15.271717	15.001263	-1.77%	35,515
2014	14.839596	15.271717	2.91%	33,074
2013	13.296005	14.839596	11.61%	33,484
2012	12.353220	13.296005	7.63%	12,394
2011	12.443560	12.353220	-0.73%	17,147
2010	11.515622	12.443560	8.06%	6,052
2009*	10.000000	11.515622	15.16%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.451985	18.820865	-7.98%	5,219
2017	18.102804	20.451985	12.98%	5,786
2016	17.074860	18.102804	6.02%	6,368
2015	17.445293	17.074860	-2.12%	6,445
2014	16.850710	17.445293	3.53%	6,523
2013	14.330900	16.850710	17.58%	6,598
2012	12.975019	14.330900	10.45%	6,672
2011	13.310100	12.975019	-2.52%	6,751
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.654011	14.158253	-3.38%	8,294
2017	14.090882	14.654011	4.00%	10,270
2016	13.733797	14.090882	2.60%	10,883
2015	13.920261	13.733797	-1.34%	10,976
2014	13.616857	13.920261	2.23%	11,844
2013	13.200453	13.616857	3.15%	11,925
2012	12.755443	13.200453	3.49%	11,990
2011	12.593285	12.755443	1.29%	12,061
2010	12.085834	12.593285	4.20%	2,036
2009	11.259468	12.085834	7.34%	2,045
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.919943	11.068377	-7.14%	0
2017	10.622731	11.919943	12.21%	0
2016	10.212099	10.622731	4.02%	0
2015	10.725804	10.212099	-4.79%	0
2014	10.638928	10.725804	0.82%	0
2013*	10.000000	10.638928	6.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.293590	11.363487	-7.57%	0
2017	10.681078	12.293590	15.10%	0
2016	10.148841	10.681078	5.24%	0
2015	10.738592	10.148841	-5.49%	0
2014	10.727233	10.738592	0.11%	0
2013*	10.000000	10.727233	7.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	22.012318	20.427987	-7.20%	195,604
2017	19.808585	22.012318	11.13%	220,798
2016	18.787779	19.808585	5.43%	249,197
2015	19.157395	18.787779	-1.93%	288,264
2014	18.509872	19.157395	3.50%	320,169
2013	16.128952	18.509872	14.76%	339,895
2012	14.792455	16.128952	9.03%	400,485
2011	15.038547	14.792455	-1.64%	488,647
2010	13.779143	15.038547	9.14%	285,787
2009	11.754010	13.779143	17.23%	265,221

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.306088	23.882952	-9.21%	25,543
2017	22.911274	26.306088	14.82%	27,113
2016	21.462451	22.911274	6.75%	29,824
2015	21.971809	21.462451	-2.32%	44,474
2014	21.274489	21.971809	3.28%	52,215
2013	17.666886	21.274489	20.42%	62,456
2012	15.783031	17.666886	11.94%	74,579
2011	16.387640	15.783031	-3.69%	77,578
2010	14.759653	16.387640	11.03%	128,688
2009	12.058324	14.759653	22.40%	90,787
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.267881	17.303223	-5.28%	27,659
2017	16.998314	18.267881	7.47%	33,224
2016	16.341968	16.998314	4.02%	37,913
2015	16.612778	16.341968	-1.63%	40,203
2014	16.118956	16.612778	3.06%	43,306
2013	14.825135	16.118956	8.73%	50,554
2012	13.945554	14.825135	6.31%	59,645
2011	13.885416	13.945554	0.43%	57,827
2010	13.003655	13.885416	6.78%	49,096
2009	11.535373	13.003655	12.73%	61,178
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.802874	11.053176	-6.35%	0
2017	10.203256	11.802874	15.68%	0
2016	9.552209	10.203256	6.82%	0
2015	9.930687	9.552209	-3.81%	0
2014*	10.000000	9.930687	-0.69%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.940561	12.404517	-4.14%	1,068
2017	10.805847	12.940561	19.76%	1,068
2016	9.978700	10.805847	8.29%	1,068
2015	10.126626	9.978700	-1.46%	856
2014*	10.000000	10.126626	1.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	43.454650	37.888011	-12.81%	343
2017	38.140840	43.454650	13.93%	343
2016	32.221668	38.140840	18.37%	516
2015	33.597035	32.221668	-4.09%	517
2014	31.203815	33.597035	7.67%	517
2013	23.834214	31.203815	30.92%	517
2012	20.619756	23.834214	15.59%	3,580
2011	21.501436	20.619756	-4.10%	3,687
2010	17.314144	21.501436	24.18%	1,075
2009	12.866511	17.314144	34.57%	1,075

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.312129	10.094597	-18.01%	5,738
2017	9.966622	12.312129	23.53%	8,382
2016	10.384934	9.966622	-4.03%	8,909
2015	10.623347	10.384934	-2.24%	10,340
2014	10.944064	10.623347	-2.93%	12,053
2013	9.185849	10.944064	19.14%	13,593
2012	8.081307	9.185849	13.67%	15,955
2011	9.086965	8.081307	-11.07%	18,472
2010	8.114390	9.086965	11.99%	10,121
2009	6.058679	8.114390	33.93%	16,749
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.691725	14.389398	-18.67%	28
2017	14.672159	17.691725	20.58%	5,996
2016	14.202581	14.672159	3.31%	6,233
2015	15.248707	14.202581	-6.86%	5,880
2014	17.157025	15.248707	-11.12%	5,642
2013	14.403929	17.157025	19.11%	0
2012	12.506538	14.403929	15.17%	0
2011	15.205367	12.506538	-17.75%	0
2010	14.592263	15.205367	4.20%	0
2009	11.450634	14.592263	27.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.460919	17.555301	-4.91%	2,195
2017	14.444342	18.460919	27.81%	3,606
2016	14.392141	14.444342	0.36%	5,598
2015	14.182311	14.392141	1.48%	6,294
2014	13.085001	14.182311	8.39%	7,227
2013	9.893093	13.085001	32.26%	7,793
2012	8.657050	9.893093	14.28%	9,254
2011	9.091405	8.657050	-4.78%	9,386
2010	8.009068	9.091405	13.51%	5,489
2009	6.292346	8.009068	27.28%	10,825
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.439012	14.266937	-13.21%	0
2017	14.607626	16.439012	12.54%	0
2016	12.791946	14.607626	14.19%	0
2015	13.462609	12.791946	-4.98%	1,441
2014	12.410294	13.462609	8.48%	1,718
2013	9.340331	12.410294	32.87%	1,718
2012	8.072481	9.340331	15.71%	1,871
2011	8.735710	8.072481	-7.59%	1,871
2010	7.874053	8.735710	10.94%	1,872
2009	6.280491	7.874053	25.37%	1,872

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.248063	16.688973	-8.54%	2,478
2017	14.541635	18.248063	25.49%	4,552
2016	13.933674	14.541635	4.36%	4,974
2015	14.209370	13.933674	-1.94%	5,730
2014	13.922552	14.209370	2.06%	6,896
2013	10.207959	13.922552	36.39%	7,653
2012	9.049132	10.207959	12.81%	10,197
2011	9.624361	9.049132	-5.98%	10,635
2010	7.733736	9.624361	24.45%	6,687
2009	6.202867	7.733736	24.68%	11,106
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.172012	18.090869	-14.55%	2,634
2017	18.899743	21.172012	12.02%	3,985
2016	16.332646	18.899743	15.72%	4,219
2015	17.091435	16.332646	-4.44%	5,077
2014	14.843036	17.091435	15.15%	5,965
2013	11.117741	14.843036	33.51%	7,021
2012	9.711509	11.117741	14.48%	9,440
2011	10.103648	9.711509	-3.88%	9,246
2010	8.582814	10.103648	17.72%	5,983
2009	6.685366	8.582814	28.38%	8,316
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.748035	25.961379	-9.69%	0
2017	23.437524	28.748035	22.66%	0
2016	22.041440	23.437524	6.33%	0
2015	22.281846	22.041440	-1.08%	0
2014	22.083646	22.281846	0.90%	0
2013	15.590460	22.083646	41.65%	0
2012	14.010209	15.590460	11.28%	60
2011	14.361230	14.010209	-2.44%	60
2010	11.665889	14.361230	23.10%	60
2009	9.321418	11.665889	25.15%	60
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	40.880529	33.335144	-18.46%	0
2017	38.199668	40.880529	7.02%	0
2016	30.903389	38.199668	23.61%	0
2015	33.513737	30.903389	-7.79%	0
2014	31.900538	33.513737	5.06%	0
2013	23.152434	31.900538	37.78%	0
2012	19.558424	23.152434	18.38%	0
2011	21.022225	19.558424	-6.96%	1,397
2010	16.891763	21.022225	24.45%	0
2009	13.639292	16.891763	23.85%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	38.303059	32.850031	-14.24%	0
2017	34.385474	38.303059	11.39%	0
2016	28.514738	34.385474	20.59%	0
2015	29.538217	28.514738	-3.46%	0
2014	29.852578	29.538217	-1.05%	0
2013	21.584842	29.852578	38.30%	0
2012	19.037780	21.584842	13.38%	0
2011	20.538617	19.037780	-7.31%	0
2010	16.700576	20.538617	22.98%	2,739
2009	12.625283	16.700576	32.28%	109
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	28.048419	27.520589	-1.88%	3,089
2017	23.704189	28.048419	18.33%	5,329
2016	21.670555	23.704189	9.38%	5,699
2015	21.878120	21.670555	-0.95%	6,611
2014	19.884247	21.878120	10.03%	7,950
2013	15.450290	19.884247	28.70%	9,105
2012	13.792245	15.450290	12.02%	11,673
2011	13.963239	13.792245	-1.22%	12,698
2010	12.532874	13.963239	11.41%	5,696
2009	10.144166	12.532874	23.55%	10,083
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.202418	13.406967	-5.60%	10,300
2017	13.597376	14.202418	4.45%	10,890
2016	12.892526	13.597376	5.47%	11,397
2015	13.888310	12.892526	-7.17%	12,334
2014	10.974612	13.888310	26.55%	12,883
2013	10.859827	10.974612	1.06%	13,231
2012	9.548921	10.859827	13.73%	4,942
2011	9.142631	9.548921	4.44%	7,967
2010	7.156887	9.142631	27.75%	16,381
2009	5.572806	7.156887	28.43%	5,970
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.873020	15.792487	-6.40%	456
2017	14.144470	16.873020	19.29%	703
2016	12.903330	14.144470	9.62%	926
2015	12.990655	12.903330	-0.67%	1,213
2014	11.675089	12.990655	11.27%	1,557
2013*	10.000000	11.675089	16.75%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.216813	10.134906	-0.80%	314
2017	10.221076	10.216813	-0.04%	645
2016	10.134303	10.221076	0.86%	951
2015	10.334346	10.134303	-1.94%	1,304
2014	10.450771	10.334346	-1.11%	1,519
2013	10.609527	10.450771	-1.50%	1,142
2012	10.415485	10.609527	1.86%	1,257
2011	10.448755	10.415485	-0.32%	4,984
2010	10.367761	10.448755	0.78%	4,984
2009	9.836967	10.367761	5.40%	91
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.142471	14.081052	-12.77%	80
2017	14.366826	16.142471	12.36%	118
2016	12.078820	14.366826	18.94%	160
2015	12.905266	12.078820	-6.40%	210
2014	12.544163	12.905266	2.88%	261
2013*	10.000000	12.544163	25.44%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.602115	13.772071	-17.05%	5,326
2017	13.747984	16.602115	20.76%	7,609
2016	13.816837	13.747984	-0.50%	8,242
2015	14.611837	13.816837	-5.44%	9,072
2014	16.166548	14.611837	-9.62%	9,760
2013	13.680366	16.166548	18.17%	9,953
2012	11.628298	13.680366	17.65%	12,136
2011	13.493927	11.628298	-13.83%	14,015
2010	12.894893	13.493927	4.65%	6,967
2009*	10.000000	12.894893	28.95%	11,693
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	16.052316	13.116604	-18.29%	0
2017	12.868935	16.052316	24.74%	0
2016	13.319473	12.868935	-3.38%	0
2015	13.332342	13.319473	-0.10%	0
2014	14.007784	13.332342	-4.82%	0
2013	12.080963	14.007784	15.95%	0
2012	10.362834	12.080963	16.58%	0
2011	12.012443	10.362834	-13.73%	0
2010	10.004976	12.012443	20.06%	0
2009	7.558969	10.004976	32.36%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	36.850254	33.879424	-8.06%	0
2017	30.063241	36.850254	22.58%	0
2016	29.330103	30.063241	2.50%	0
2015	29.513430	29.330103	-0.62%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	10.049066	9.988357	-0.60%	17,600
2017	10.121807	10.049066	-0.72%	21,020
2016	10.162021	10.121807	-0.40%	21,962
2015	10.308321	10.162021	-1.42%	16,625
2014	10.412426	10.308321	-1.00%	18,632
2013	10.516856	10.412426	-0.99%	22,554
2012	10.217747	10.516856	2.93%	29,423
2011	10.353523	10.217747	-1.31%	17,685
2010	9.993690	10.353523	3.60%	9,362
2009	8.961825	9.993690	11.51%	12,909
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.931936	27.764011	-7.24%	0
2017	25.683801	29.931936	16.54%	0
2016	23.757299	25.683801	8.11%	0
2015	24.256053	23.757299	-2.06%	0
2014	22.331964	24.256053	8.62%	0
2013	16.492999	22.331964	35.40%	0
2012	15.103511	16.492999	9.20%	0
2011	15.836435	15.103511	-4.63%	0
2010	13.099765	15.836435	20.89%	0
2009	10.129439	13.099765	29.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	39.658991	33.794519	-14.79%	736
2017	29.564137	39.658991	34.15%	1,423
2016	30.090800	29.564137	-1.75%	1,449
2015	29.496880	30.090800	2.01%	2,310
2014	29.372625	29.496880	0.42%	1,910
2013	23.505623	29.372625	24.96%	0
2012	19.750746	23.505623	19.01%	0
2011	21.942382	19.750746	-9.99%	0
2010	19.272506	21.942382	13.85%	0
2009	14.054712	19.272506	37.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.502529	9.864490	-6.08%	0
2017	10.065245	10.502529	4.34%	0
2016	9.625427	10.065245	4.57%	0
2015	10.031931	9.625427	-4.05%	309
2014	9.947216	10.031931	0.85%	368
2013	10.146203	9.947216	-1.96%	368
2012*	10.000000	10.146203	1.46%	368
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.895617	8.624239	-20.85%	276
2017	8.756554	10.895617	24.43%	354
2016	9.146919	8.756554	-4.27%	450
2015	9.015644	9.146919	1.46%	561
2014*	10.000000	9.015644	-9.84%	672

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	29.623933	26.787088	-9.58%	4,065
2017	25.810440	29.623933	14.78%	6,194
2016	23.566334	25.810440	9.52%	8,349
2015	23.227876	23.566334	1.46%	10,407
2014	21.381734	23.227876	8.63%	12,134
2013	16.531856	21.381734	29.34%	14,928
2012	14.408177	16.531856	14.74%	17,412
2011	14.688167	14.408177	-1.91%	18,928
2010	12.887321	14.688167	13.97%	12,510
2009	10.232409	12.887321	25.95%	16,584
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	42.227669	37.169476	-11.98%	356
2017	37.671968	42.227669	12.09%	479
2016	32.533439	37.671968	15.79%	551
2015	35.207989	32.533439	-7.60%	568
2014	32.045669	35.207989	9.87%	625
2013	23.158650	32.045669	38.37%	728
2012	20.001744	23.158650	15.78%	809
2011	20.822521	20.001744	-3.94%	869
2010	17.196075	20.822521	21.09%	958
2009	12.766925	17.196075	34.69%	1,284
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.436018	10.639140	-6.97%	0
2017	10.250117	11.436018	11.57%	0
2016	9.225722	10.250117	11.10%	219
2015	10.324354	9.225722	-10.64%	0
2014	10.444724	10.324354	-1.15%	0
2013	10.602967	10.444724	-1.49%	0
2012*	10.000000	10.602967	6.03%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.541075	9.871032	-6.36%	0
2017	9.757685	10.541075	8.03%	0
2016	8.758631	9.757685	11.41%	0
2015	9.116675	8.758631	-3.93%	0
2014	9.136582	9.116675	-0.22%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.795411	11.132906	-5.62%	0
2017	10.824681	11.795411	8.97%	0
2016	10.689839	10.824681	1.26%	0
2015	11.703429	10.689839	-8.66%	0
2014	11.858036	11.703429	-1.30%	0
2013	12.897848	11.858036	-8.06%	0
2012	12.456362	12.897848	3.54%	0
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	4,731
2009*	10.000000	10.848770	8.49%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.150787	10.997420	-1.38%	5,567
2017	11.191469	11.150787	-0.36%	6,647
2016	11.226438	11.191469	-0.31%	6,762
2015	11.385207	11.226438	-1.39%	7,317
2014	11.484399	11.385207	-0.86%	9,547
2013	11.698304	11.484399	-1.83%	16,377
2012	11.242559	11.698304	4.05%	26,556
2011	11.310867	11.242559	-0.60%	16,431
2010	10.928078	11.310867	3.50%	11,739
2009*	10.000000	10.928078	9.28%	5,156
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.162124	10.141336	-0.20%	0
2017	10.094215	10.162124	0.67%	0
2016*	10.000000	10.094215	0.94%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.924265	10.680267	-2.23%	1,631
2017	10.591226	10.924265	3.14%	1,633
2016	10.491897	10.591226	0.95%	1,635
2015	10.626842	10.491897	-1.27%	1,637
2014	10.367567	10.626842	2.50%	1,640
2013	10.756996	10.367567	-3.62%	4,254
2012	9.983857	10.756996	7.74%	31,181
2011*	10.000000	9.983857	-0.16%	23,147
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.241523	10.121739	-9.96%	0
2017*	10.000000	11.241523	12.42%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.302903	13.400375	0.73%	0
2017	10.327097	13.302903	28.82%	0
2016*	10.000000	10.327097	3.27%	290
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.946855	16.670429	-20.42%	0
2017	16.816501	20.946855	24.56%	0
2016	17.518996	16.816501	-4.01%	134
2015	17.778957	17.518996	-1.46%	134
2014	19.381728	17.778957	-8.27%	135
2013	15.379563	19.381728	26.02%	135
2012	12.820437	15.379563	19.96%	135
2011	15.684717	12.820437	-18.26%	135
2010	14.487090	15.684717	8.27%	135
2009	11.812774	14.487090	22.64%	135

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.324050	34.061263	-0.77%	0
2017	27.398763	34.324050	25.28%	0
2016	31.184755	27.398763	-12.14%	0
2015	28.177929	31.184755	10.67%	0
2014	21.822141	28.177929	29.13%	0
2013	14.734130	21.822141	48.11%	988
2012	11.430744	14.734130	28.90%	988
2011	10.523301	11.430744	8.62%	988
2010*	10.000000	10.523301	5.23%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.367245	5.188386	-29.57%	0
2017	7.637256	7.367245	-3.54%	0
2016	5.411695	7.637256	41.13%	0
2015	8.286172	5.411695	-34.69%	0
2014	10.441073	8.286172	-20.64%	0
2013	9.620384	10.441073	8.53%	0
2012*	10.000000	9.620384	-3.80%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.535888	5.317911	-29.43%	0
2017	7.790347	7.535888	-3.27%	0
2016	5.508765	7.790347	41.42%	0
2015	8.412079	5.508765	-34.51%	0
2014	10.567866	8.412079	-20.40%	0
2013	9.716203	10.567866	8.77%	0
2012*	10.000000	9.716203	-2.84%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	24.468106	20.871857	-14.70%	0
2017	19.662731	24.468106	24.44%	0
2016	19.232380	19.662731	2.24%	0
2015	20.173304	19.232380	-4.66%	0
2014	18.603822	20.173304	8.44%	0
2013	14.116633	18.603822	31.79%	0
2012	12.338166	14.116633	14.41%	0
2011	13.457148	12.338166	-8.32%	0
2010	12.173121	13.457148	10.55%	2,445
2009	9.736275	12.173121	25.03%	2,445
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	20.221577	19.318417	-4.47%	0
2017	18.307079	20.221577	10.46%	0
2016	17.278545	18.307079	5.95%	0
2015	17.342899	17.278545	-0.37%	0
2014	14.928974	17.342899	16.17%	0
2013	12.682077	14.928974	17.72%	0
2012	11.402508	12.682077	11.22%	0
2011	10.881786	11.402508	4.79%	0
2010	9.761367	10.881786	11.48%	0
2009	8.592173	9.761367	13.61%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.491439	25.150526	-1.34%	0
2017	19.246095	25.491439	32.45%	0
2016	19.457309	19.246095	-1.09%	0
2015	19.511458	19.457309	-0.28%	499
2014	19.090964	19.511458	2.20%	1,053
2013	13.869773	19.090964	37.64%	1,602
2012	11.708391	13.869773	18.46%	2,311
2011	12.596383	11.708391	-7.05%	2,435
2010*	10.000000	12.596383	25.96%	2,545
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	29.053273	28.959959	-0.32%	0
2017	23.458347	29.053273	23.85%	0
2016	22.124780	23.458347	6.03%	0
2015	23.151933	22.124780	-4.44%	0
2014	23.978696	23.151933	-3.45%	0
2013	16.220645	23.978696	47.83%	0
2012	15.282160	16.220645	6.14%	0
2011	16.278442	15.282160	-6.12%	0
2010	13.049273	16.278442	24.75%	4,947
2009	8.687827	13.049273	50.20%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.682807	11.555973	-8.88%	0
2017	11.279405	12.682807	12.44%	0
2016	11.094662	11.279405	1.67%	0
2015	11.429387	11.094662	-2.93%	0
2014	11.151988	11.429387	2.49%	0
2013	10.130211	11.151988	10.09%	0
2012*	10.000000	10.130211	1.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	30.382493	28.131997	-7.41%	0
2017	26.046688	30.382493	16.65%	0
2016	23.842941	26.046688	9.24%	0
2015	23.901939	23.842941	-0.25%	0
2014	22.237027	23.901939	7.49%	0
2013	16.798786	22.237027	32.37%	0
2012	14.568916	16.798786	15.31%	926
2011	13.965093	14.568916	4.32%	926
2010	12.588102	13.965093	10.94%	1,311
2009	10.635157	12.588102	18.36%	3,060
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.640640	-23.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	43.066058	35.873489	-16.70%	1,726
2017	38.800587	43.066058	10.99%	1,776
2016	31.612211	38.800587	22.74%	2,242
2015	34.083346	31.612211	-7.25%	2,313
2014	31.809470	34.083346	7.15%	2,326
2013	23.498981	31.809470	35.37%	2,480
2012	20.169062	23.498981	16.51%	2,110
2011	22.441763	20.169062	-10.13%	2,545
2010	18.025144	22.441763	24.50%	2,895
2009	12.847226	18.025144	40.30%	2,743
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.429702	12.834632	-4.43%	8,762
2017	13.170800	13.429702	1.97%	14,633
2016	12.828321	13.170800	2.67%	18,681
2015	13.373647	12.828321	-4.08%	21,361
2014	13.163643	13.373647	1.60%	23,158
2013	14.624601	13.163643	-9.99%	27,432
2012	13.847781	14.624601	5.61%	25,334
2011	12.599605	13.847781	9.91%	24,708
2010	12.187068	12.599605	3.39%	24,227
2009	11.243069	12.187068	8.40%	33,053

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	29.260026	26.704596	-8.73%	0
2017	24.729917	29.260026	18.32%	0
2016	22.211786	24.729917	11.34%	0
2015	24.012996	22.211786	-7.50%	0
2014	21.735513	24.012996	10.48%	0
2013	16.311980	21.735513	33.25%	0
2012	14.491214	16.311980	12.56%	0
2011	14.324589	14.491214	1.16%	0
2010	12.791734	14.324589	11.98%	0
2009	11.043504	12.791734	15.83%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.347712	25.119687	-14.41%	3,918
2017	26.768908	29.347712	9.63%	3,998
2016	22.178321	26.768908	20.70%	4,253
2015	22.912332	22.178321	-3.20%	4,268
2014	20.042136	22.912332	14.32%	6,120
2013	15.687623	20.042136	27.76%	6,272
2012	13.724321	15.687623	14.31%	5,461
2011	14.072724	13.724321	-2.48%	5,187
2010	12.026450	14.072724	17.01%	3,922
2009	9.420649	12.026450	27.66%	4,867
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.749479	10.265802	-4.50%	0
2017	10.206835	10.749479	5.32%	0
2016	9.198451	10.206835	10.96%	0
2015*	10.000000	9.198451	-8.02%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.996237	9.759481	-2.37%	0
2017	9.847738	9.996237	1.51%	0
2016	9.772198	9.847738	0.77%	0
2015*	10.000000	9.772198	-2.28%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.744045	11.603125	-8.95%	0
2017	11.122988	12.744045	14.57%	0
2016	9.744228	11.122988	14.15%	0
2015*	10.000000	9.744228	-2.56%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.712206	15.189333	-9.11%	7,468
2017	14.943288	16.712206	11.84%	7,662
2016	14.636371	14.943288	2.10%	7,803
2015	15.032422	14.636371	-2.63%	9,536
2014	14.994880	15.032422	0.25%	7,514
2013	13.325434	14.994880	12.53%	1,063
2012	12.321456	13.325434	8.15%	2,384
2011	13.000998	12.321456	-5.23%	2,384
2010	12.043434	13.000998	7.95%	0
2009*	10.000000	12.043434	20.43%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.183290	9.613886	-5.59%	0
2017*	10.000000	10.183290	1.83%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.529459	13.500849	-18.32%	241
2017	15.037823	16.529459	9.92%	241
2016	11.663635	15.037823	28.93%	241
2015	12.678662	11.663635	-8.01%	242
2014	12.205609	12.678662	3.88%	242
2013*	10.000000	12.205609	22.06%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.353207	11.071807	-17.09%	6,357
2017	11.801561	13.353207	13.15%	7,218
2016	10.415622	11.801561	13.31%	7,232
2015	10.863731	10.415622	-4.12%	8,343
2014*	10.000000	10.863731	8.64%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	44.185071	39.551782	-10.49%	2,236
2017	39.966989	44.185071	10.55%	2,631
2016	32.320437	39.966989	23.66%	2,997
2015	33.646506	32.320437	-3.94%	2,936
2014	32.544252	33.646506	3.39%	3,713
2013	23.515604	32.544252	38.39%	4,290
2012	20.658938	23.515604	13.83%	4,518
2011	20.887287	20.658938	-1.09%	5,162
2010	16.878256	20.887287	23.75%	6,238
2009	13.726260	16.878256	22.96%	1,033

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.602510	29.569418	-6.43%	1,685
2017	26.508097	31.602510	19.22%	1,730
2016	24.184602	26.508097	9.61%	1,838
2015	24.378637	24.184602	-0.80%	2,365
2014	21.915734	24.378637	11.24%	1,946
2013	16.919025	21.915734	29.53%	2,157
2012	14.898131	16.919025	13.56%	4,502
2011	14.906019	14.898131	-0.05%	10,290
2010	13.232351	14.906019	12.65%	21,804
2009	10.674260	13.232351	23.97%	24,809
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.842045	25.435300	-8.64%	2,525
2017	22.287885	27.842045	24.92%	2,837
2016	21.053590	22.287885	5.86%	3,151
2015	22.003955	21.053590	-4.32%	3,320
2014	20.749127	22.003955	6.05%	19,116
2013	17.460762	20.749127	18.83%	30,058
2012	16.120166	17.460762	8.32%	29,847
2011	15.072767	16.120166	6.95%	29,946
2010	13.321316	15.072767	13.15%	28,398
2009	11.081494	13.321316	20.21%	29,076
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	26.397589	20.952436	-20.63%	0
2017	21.579891	26.397589	22.32%	0
2016	18.786771	21.579891	14.87%	0
2015	19.596260	18.786771	-4.13%	0
2014	19.665158	19.596260	-0.35%	0
2013	13.490092	19.665158	45.77%	0
2012	11.408010	13.490092	18.25%	0
2011	13.496524	11.408010	-15.47%	0
2010	10.490067	13.496524	28.66%	0
2009	8.481035	10.490067	23.69%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.550509	10.366565	-1.74%	847
2017	10.370040	10.550509	1.74%	847
2016	9.677776	10.370040	7.15%	865
2015	9.938750	9.677776	-2.63%	887
2014	10.047989	9.938750	-1.09%	1,328
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.042383	-9.58%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.838413	13.502225	-2.43%	11,412
2017	13.561470	13.838413	2.04%	12,143
2016	13.318006	13.561470	1.83%	12,595
2015	13.601205	13.318006	-2.08%	13,362
2014	13.360071	13.601205	1.80%	16,041
2013	13.483014	13.360071	-0.91%	17,958
2012	12.526479	13.483014	7.64%	17,869
2011	12.487507	12.526479	0.31%	12,304
2010	11.725828	12.487507	6.50%	24,643
2009	9.922522	11.725828	18.17%	24,463
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.225458	-17.75%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.785480	15.803514	-5.85%	9,867
2017	15.130089	16.785480	10.94%	10,990
2016	14.618643	15.130089	3.50%	15,663
2015	14.943153	14.618643	-2.17%	17,184
2014	14.579871	14.943153	2.49%	15,983
2013	13.096219	14.579871	11.33%	17,143
2012	11.934095	13.096219	9.74%	29,677
2011	12.185958	11.934095	-2.07%	30,738
2010	11.009109	12.185958	10.69%	28,705
2009	9.030532	11.009109	21.91%	28,013
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	18.048785	16.670513	-7.64%	14,006
2017	15.784115	18.048785	14.35%	22,239
2016	15.168034	15.784115	4.06%	23,721
2015	15.493642	15.168034	-2.10%	25,536
2014	15.061455	15.493642	2.87%	20,798
2013	13.243470	15.061455	13.73%	26,281
2012	11.909512	13.243470	11.20%	28,242
2011	12.261133	11.909512	-2.87%	33,929
2010	10.904247	12.261133	12.44%	35,537
2009	8.624928	10.904247	26.43%	31,719
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.644413	17.762426	-9.58%	0
2017	16.548446	19.644413	18.71%	0
2016	15.817139	16.548446	4.62%	0
2015	16.168132	15.817139	-2.17%	0
2014	15.694928	16.168132	3.02%	0
2013	13.144174	15.694928	19.41%	357
2012	11.603570	13.144174	13.28%	454
2011	12.141367	11.603570	-4.43%	134
2010	10.652237	12.141367	13.98%	485
2009	8.256627	10.652237	29.01%	2,248

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.889752	11.173204	-6.03%	0
2017	10.410800	11.889752	14.21%	13,926
2016*	10.000000	10.410800	4.11%	15,628
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.488439	12.198707	-26.02%	141
2017	17.242820	16.488439	-4.38%	141
2016	13.131447	17.242820	31.31%	141
2015	16.848051	13.131447	-22.06%	304
2014	19.637967	16.848051	-14.21%	3,184
2013	16.083805	19.637967	22.10%	3,984
2012	15.615016	16.083805	3.00%	4,367
2011	16.747282	15.615016	-6.76%	10,649
2010	14.290426	16.747282	17.19%	11,802
2009	9.846095	14.290426	45.14%	11,982
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	27.391565	24.637289	-10.06%	6,787
2017	24.722339	27.391565	10.80%	7,011
2016	21.354259	24.722339	15.77%	7,454
2015	22.673548	21.354259	-5.82%	8,046
2014	21.251873	22.673548	6.69%	11,359
2013	16.904240	21.251873	25.72%	12,485
2012	14.684086	16.904240	15.12%	13,874
2011	14.832803	14.684086	-1.00%	24,946
2010	13.123762	14.832803	13.02%	44,735
2009	10.273769	13.123762	27.74%	58,462
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.886674	11.507884	-10.70%	0
2017	11.235772	12.886674	14.69%	0
2016*	10.000000	11.235772	12.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.630433	32.929446	-2.08%	2,477
2017	25.362483	33.630433	32.60%	2,613
2016	25.645772	25.362483	-1.10%	2,812
2015	24.391915	25.645772	5.14%	2,877
2014	22.340738	24.391915	9.18%	3,534
2013	16.702413	22.340738	33.76%	4,581
2012	14.845147	16.702413	12.51%	6,281
2011	15.098585	14.845147	-1.68%	10,651
2010	12.394179	15.098585	21.82%	27,401
2009	9.848087	12.394179	25.85%	32,395

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.164705	13.820065	-2.43%	117,154
2017	13.848848	14.164705	2.28%	126,336
2016	13.477057	13.848848	2.76%	132,102
2015	13.820605	13.477057	-2.49%	148,208
2014	13.305010	13.820605	3.88%	176,627
2013	13.813877	13.305010	-3.68%	203,349
2012	13.300838	13.813877	3.86%	204,517
2011	12.634498	13.300838	5.27%	126,647
2010	11.944844	12.634498	5.77%	163,384
2009	10.518145	11.944844	13.56%	223,042
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	45.841769	38.421310	-16.19%	20,620
2017	38.667425	45.841769	18.55%	21,575
2016	35.126163	38.667425	10.08%	22,746
2015	36.306858	35.126163	-3.25%	15,927
2014	34.815999	36.306858	4.28%	24,045
2013	26.054250	34.815999	33.63%	35,413
2012	23.124802	26.054250	12.67%	37,180
2011	26.374436	23.124802	-12.32%	44,461
2010	20.857274	26.374436	26.45%	81,784
2009	15.174819	20.857274	37.45%	65,690
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	26.187171	21.874947	-16.47%	2,918
2017	20.482786	26.187171	27.85%	3,299
2016	21.983658	20.482786	-6.83%	3,617
2015	21.639179	21.983658	1.59%	3,497
2014	23.992937	21.639179	-9.81%	0
2013	18.741566	23.992937	28.02%	0
2012	15.830647	18.741566	18.39%	0
2011	19.472396	15.830647	-18.70%	0
2010	17.547585	19.472396	10.97%	0
2009	14.135600	17.547585	24.14%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.239861	11.259764	-8.01%	0
2017	11.992327	12.239861	2.06%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	36.666020	29.748000	-18.87%	0
2017	31.304688	36.666020	17.13%	0
2016	29.127714	31.304688	7.47%	0
2015	30.592458	29.127714	-4.79%	0
2014	29.203666	30.592458	4.76%	198
2013	22.808749	29.203666	28.04%	731
2012	18.252309	22.808749	24.96%	955
2011	20.401827	18.252309	-10.54%	4,395
2010	16.419302	20.401827	24.26%	13,885
2009	10.623298	16.419302	54.56%	15,031

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.984680	12.425654	-11.15%	343
2017	12.697613	13.984680	10.14%	406
2016	11.406598	12.697613	11.32%	2,241
2015	12.366353	11.406598	-7.76%	2,799
2014	12.225632	12.366353	1.15%	4,378
2013	10.043302	12.225632	21.73%	5,524
2012	8.854528	10.043302	13.43%	4,391
2011	9.143771	8.854528	-3.16%	9,897
2010	8.432430	9.143771	8.44%	2,123
2009	6.582545	8.432430	28.10%	1,960
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.461281	15.491413	-5.89%	76,296
2017	15.260483	16.461281	7.87%	78,705
2016	13.607542	15.260483	12.15%	80,530
2015	14.885982	13.607542	-8.59%	67,904
2014	14.467906	14.885982	2.89%	76,095
2013	12.910664	14.467906	12.06%	93,608
2012	11.653327	12.910664	10.79%	114,135
2011	11.572490	11.653327	0.70%	117,352
2010	10.443102	11.572490	10.81%	83,285
2009	7.830809	10.443102	33.36%	71,909
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.758289	29.646349	-6.65%	0
2017	26.783162	31.758289	18.58%	88
2016	23.466621	26.783162	14.13%	93
2015	24.763715	23.466621	-5.24%	99
2014	23.158997	24.763715	6.93%	33,808
2013	18.156779	23.158997	27.55%	46,143
2012	16.489655	18.156779	10.11%	48,002
2011	15.816861	16.489655	4.25%	65,365
2010	13.330123	15.816861	18.66%	94,956
2009	11.550423	13.330123	15.41%	109,530
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	40.467260	34.671297	-14.32%	14,658
2017	37.183505	40.467260	8.83%	16,717
2016	29.039191	37.183505	28.05%	18,511
2015	31.881551	29.039191	-8.92%	20,828
2014	32.232450	31.881551	-1.09%	21,381
2013	24.055596	32.232450	33.99%	24,617
2012	20.660964	24.055596	16.43%	29,435
2011	21.827702	20.660964	-5.35%	22,886
2010	17.308677	21.827702	26.11%	23,507
2009	13.626214	17.308677	27.02%	38,715

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.761082	9.739006	-17.19%	901
2017	8.516336	11.761082	38.10%	821
2016	7.372831	8.516336	15.51%	943
2015	9.324509	7.372831	-20.93%	1,049
2014*	10.000000	9.324509	-6.75%	883
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	23.848620	19.831205	-16.85%	11,642
2017	20.778890	23.848620	14.77%	12,053
2016	19.712147	20.778890	5.41%	13,128
2015	21.434639	19.712147	-8.04%	14,075
2014	24.524357	21.434639	-12.60%	14,774
2013	20.277701	24.524357	20.94%	0
2012	17.439022	20.277701	16.28%	0
2011	19.841210	17.439022	-12.11%	0
2010	18.609404	19.841210	6.62%	0
2009	13.807096	18.609404	34.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.309334	9.332292	0.25%	6,142
2017	9.286254	9.309334	0.25%	6,142
2016	9.172095	9.286254	1.24%	6,142
2015	9.745520	9.172095	-5.88%	6,660
2014	9.730649	9.745520	0.15%	32,555
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.315034	11.585598	-5.92%	0
2017	11.069643	12.315034	11.25%	0
2016	10.786953	11.069643	2.62%	0
2015	11.645371	10.786953	-7.37%	0
2014	11.391312	11.645371	2.23%	0
2013	10.198760	11.391312	11.69%	0
2012*	10.000000	10.198760	1.99%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.383474	-6.17%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.172263	9.495864	-6.65%	0
2017	9.975872	10.172263	1.97%	0
2016	10.192068	9.975872	-2.12%	0
2015	10.174936	10.192068	0.17%	0
2014	9.885040	10.174936	2.93%	0
2013*	10.000000	9.885040	-1.15%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.177272	17.180208	-5.49%	0
2017	14.549060	18.177272	24.94%	0
2016	14.500023	14.549060	0.34%	0
2015	14.074725	14.500023	3.02%	0
2014	13.230134	14.074725	6.38%	134
2013	9.622621	13.230134	37.49%	135
2012*	10.000000	9.622621	-3.77%	135
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.195005	13.209515	-13.07%	477
2017	13.474707	15.195005	12.77%	460
2016	12.106593	13.474707	11.30%	464
2015	12.860223	12.106593	-5.86%	477
2014	12.552587	12.860223	2.45%	462
2013	9.935147	12.552587	26.35%	472
2012*	10.000000	9.935147	-0.65%	521
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.328077	15.113870	-7.44%	896
2017	13.591719	16.328077	20.13%	1,057
2016	13.740486	13.591719	-1.08%	1,159
2015	13.826971	13.740486	-0.63%	1,229
2014	13.054812	13.826971	5.91%	1,324
2013	9.716985	13.054812	34.35%	2,152
2012*	10.000000	9.716985	-2.83%	2,564
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.588357	14.495907	-7.01%	259
2017	13.400445	15.588357	16.33%	306
2016	13.983784	13.400445	-4.17%	306
2015	15.513267	13.983784	-9.86%	352
2014	16.650245	15.513267	-6.83%	971
2013	13.529317	16.650245	23.07%	726
2012	11.543254	13.529317	17.21%	3,751
2011	12.647958	11.543254	-8.73%	3,786
2010	11.833436	12.647958	6.88%	12,228
2009*	10.000000	11.833436	18.33%	555
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.956764	12.472334	-3.74%	5,179
2017	12.348801	12.956764	4.92%	5,242
2016	10.806205	12.348801	14.28%	9,582
2015	11.751983	10.806205	-8.05%	9,821
2014	11.725794	11.751983	0.22%	10,054
2013	10.789629	11.725794	8.68%	6,817
2012*	10.000000	10.789629	7.90%	4,794

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.437569	16.155399	-1.72%	2,750
2017	13.170218	16.437569	24.81%	2,985
2016	12.618843	13.170218	4.37%	3,075
2015	13.617682	12.618843	-7.33%	3,088
2014	12.836009	13.617682	6.09%	6,035
2013	10.044239	12.836009	27.79%	4,586
2012*	10.000000	10.044239	0.44%	1,292
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	27.222979	26.886816	-1.23%	0
2017	23.429382	27.222979	16.19%	0
2016	22.834107	23.429382	2.61%	0
2015	23.122276	22.834107	-1.25%	0
2014	21.720749	23.122276	6.45%	0
2013	18.434528	21.720749	17.83%	0
2012	16.533207	18.434528	11.50%	799
2011	16.585253	16.533207	-0.31%	799
2010	15.596971	16.585253	6.34%	3,865
2009	12.628010	15.596971	23.51%	3,423
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.977728	9.685984	-2.92%	0
2017	9.815559	9.977728	1.65%	0
2016	9.762875	9.815559	0.54%	0
2015*	10.000000	9.762875	-2.37%	333
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	41.036602	41.049333	0.03%	15,664
2017	32.095490	41.036602	27.86%	16,427
2016	32.010671	32.095490	0.26%	16,973
2015	29.076710	32.010671	10.09%	8,034
2014	27.256491	29.076710	6.68%	9,642
2013	21.173835	27.256491	28.73%	9,646
2012	17.382589	21.173835	21.81%	9,613
2011	18.992013	17.382589	-8.47%	12,421
2010	18.135409	18.992013	4.72%	15,099
2009	12.628535	18.135409	43.61%	16,684
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.373017	23.194144	-0.77%	0
2017	16.398546	23.373017	42.53%	0
2016	14.644397	16.398546	11.98%	0
2015	14.229062	14.644397	2.92%	0
2014	13.230980	14.229062	7.54%	0
2013	9.936310	13.230980	33.16%	0
2012*	10.000000	9.936310	-0.64%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.661694	25.588668	-16.55%	4,110
2017	23.832821	30.661694	28.65%	4,151
2016	25.973819	23.832821	-8.24%	4,291
2015	28.959507	25.973819	-10.31%	3,723
2014	33.499463	28.959507	-13.55%	3,882
2013	29.804798	33.499463	12.40%	2,941
2012	26.776690	29.804798	11.31%	3,044
2011	40.237638	26.776690	-33.45%	0
2010	32.725021	40.237638	22.96%	0
2009	18.581296	32.725021	76.12%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.814437	8.661421	-19.91%	0
2017	8.601727	10.814437	25.72%	0
2016	7.240929	8.601727	18.79%	0
2015	9.209577	7.240929	-21.38%	0
2014	9.819462	9.209577	-6.21%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.165317	9.894051	-2.67%	0
2017	9.950906	10.165317	2.15%	0
2016*	10.000000	9.950906	-0.49%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.498920	15.946496	-3.35%	771
2017	13.278389	16.498920	24.25%	828
2016	12.408729	13.278389	7.01%	859
2015	12.893589	12.408729	-3.76%	872
2014	14.172082	12.893589	-9.02%	881
2013	10.203835	14.172082	38.89%	825
2012*	10.000000	10.203835	2.04%	493
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	34.339861	30.272503	-11.84%	35,275
2017	29.752621	34.339861	15.42%	41,143
2016	26.587673	29.752621	11.90%	47,051
2015	27.288613	26.587673	-2.57%	54,293
2014	25.177682	27.288613	8.38%	68,277
2013	18.879545	25.177682	33.36%	86,392
2012	16.565938	18.879545	13.97%	95,131
2011	16.922218	16.565938	-2.11%	72,715
2010	15.470701	16.922218	9.38%	89,434
2009	12.846129	15.470701	20.43%	102,005

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.646427	17.441611	-11.22%	2,682
2017	15.750743	19.646427	24.73%	7,289
2016	15.421840	15.750743	2.13%	7,331
2015	14.748434	15.421840	4.57%	7,544
2014	14.827911	14.748434	-0.54%	3,107
2013	11.812291	14.827911	25.53%	2,728
2012	10.360352	11.812291	14.01%	2,649
2011	10.724430	10.360352	-3.39%	3,532
2010*	10.000000	10.724430	7.24%	704
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.739241	12.600004	-1.09%	0
2017	10.110997	12.739241	25.99%	178
2016	9.712753	10.110997	4.10%	187
2015*	10.000000	9.712753	-2.87%	191
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.510713	13.165585	-2.55%	3,482
2017	12.972092	13.510713	4.15%	3,322
2016	12.459017	12.972092	4.12%	3,499
2015	12.774356	12.459017	-2.47%	4,117
2014	12.075131	12.774356	5.79%	5,028
2013	12.349362	12.075131	-2.22%	5,163
2012	11.499870	12.349362	7.39%	4,986
2011	11.092882	11.499870	3.67%	4,801
2010	10.555041	11.092882	5.10%	12,195
2009	9.811712	10.555041	7.58%	12,531
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	24.912534	22.773310	-8.59%	0
2017	23.113758	24.912534	7.78%	0
2016	21.251855	23.113758	8.76%	0
2015	21.865411	21.251855	-2.81%	0
2014	21.607716	21.865411	1.19%	0
2013	24.078704	21.607716	-10.26%	0
2012	20.770636	24.078704	15.93%	0
2011	19.757979	20.770636	5.13%	0
2010	18.306051	19.757979	7.93%	0
2009	14.305301	18.306051	27.97%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.271536	9.304199	-9.42%	0
2017	9.279337	10.271536	10.69%	0
2016	8.206307	9.279337	13.08%	0
2015*	10.000000	8.206307	-17.94%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.093066	17.427837	-8.72%	1,923
2017	16.518590	19.093066	15.59%	1,923
2016	15.130026	16.518590	9.18%	1,923
2015	16.571602	15.130026	-8.70%	1,923
2014	17.204761	16.571602	-3.68%	1,923
2013	13.260459	17.204761	29.74%	0
2012	10.995515	13.260459	20.60%	0
2011	11.282380	10.995515	-2.54%	0
2010*	10.000000	11.282380	12.82%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.197263	23.322735	-10.97%	23,757
2017	24.562893	26.197263	6.65%	26,108
2016	20.774734	24.562893	18.23%	27,702
2015	22.105173	20.774734	-6.02%	34,836
2014	19.899468	22.105173	11.08%	36,425
2013	15.366307	19.899468	29.50%	51,256
2012	13.652497	15.366307	12.55%	47,912
2011	13.813869	13.652497	-1.17%	45,252
2010	12.412989	13.813869	11.29%	55,919
2009*	10.000000	12.412989	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.263241	16.131510	-6.56%	647,178
2017	15.158080	17.263241	13.89%	727,067
2016	14.139190	15.158080	7.21%	873,303
2015	14.236307	14.139190	-0.68%	939,194
2014	13.787099	14.236307	3.26%	1,131,207
2013	11.370678	13.787099	21.25%	1,326,294
2012	9.991547	11.370678	13.80%	1,068,662
2011	10.065308	9.991547	-0.73%	999,548
2010	9.136156	10.065308	10.17%	1,075,428
2009	7.527012	9.136156	21.38%	1,138,124
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.489405	11.177511	-2.71%	478,118
2017	11.318136	11.489405	1.51%	488,933
2016	11.210365	11.318136	0.96%	539,531
2015	11.424829	11.210365	-1.88%	601,620
2014	11.065597	11.424829	3.25%	735,104
2013	11.548489	11.065597	-4.18%	916,857
2012	11.187080	11.548489	3.23%	516,529
2011	10.758440	11.187080	3.98%	325,337
2010	10.320671	10.758440	4.24%	354,489
2009	9.356954	10.320671	10.30%	373,914

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	20.027113	17.839021	-10.93%	16,035
2017	15.547460	20.027113	28.81%	17,664
2016	15.778035	15.547460	-1.46%	19,310
2015	15.057525	15.778035	4.79%	25,588
2014	15.034179	15.057525	0.16%	21,938
2013	11.882881	15.034179	26.52%	22,537
2012	9.896797	11.882881	20.07%	24,069
2011	11.095465	9.896797	-10.80%	51,627
2010	10.136054	11.095465	9.47%	53,371
2009	7.278126	10.136054	39.27%	39,631
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.321420	19.853052	-2.30%	45,702
2017	16.167261	20.321420	25.69%	48,319
2016	15.071677	16.167261	7.27%	51,472
2015	14.399082	15.071677	4.67%	36,154
2014	13.547789	14.399082	6.28%	50,747
2013	10.627978	13.547789	27.47%	58,449
2012	9.204869	10.627978	15.46%	75,079
2011	9.819331	9.204869	-6.26%	74,159
2010	8.447133	9.819331	16.24%	66,839
2009	6.188730	8.447133	36.49%	77,151
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	17.090445	16.439629	-3.81%	427,966
2017	14.251395	17.090445	19.92%	481,931
2016	13.043631	14.251395	9.26%	559,458
2015	13.119893	13.043631	-0.58%	615,604
2014	12.102238	13.119893	8.41%	781,132
2013	9.254218	12.102238	30.78%	982,124
2012	8.038264	9.254218	15.13%	627,862
2011	8.359747	8.038264	-3.85%	430,241
2010	7.659289	8.359747	9.15%	462,429
2009	5.958951	7.659289	28.53%	488,962
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	16.027675	15.392164	-3.97%	7,192
2017	15.325481	16.027675	4.58%	7,196
2016	14.341779	15.325481	6.86%	10,759
2015	15.016419	14.341779	-4.49%	12,518
2014	14.697545	15.016419	2.17%	15,026
2013	15.114071	14.697545	-2.76%	20,103
2012	13.691103	15.114071	10.39%	14,459
2011	13.188528	13.691103	3.81%	5,547
2010	12.125890	13.188528	8.76%	6,340
2009	9.912580	12.125890	22.33%	15,997

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	30.154151	27.441603	-9.00%	13,044
2017	26.050628	30.154151	15.75%	14,837
2016	22.527552	26.050628	15.64%	16,340
2015	24.501990	22.527552	-8.06%	18,563
2014	22.871470	24.501990	7.13%	15,363
2013	17.187714	22.871470	33.07%	18,254
2012	14.789355	17.187714	16.22%	20,646
2011	15.430371	14.789355	-4.15%	23,556
2010	13.589996	15.430371	13.54%	29,777
2009	10.772704	13.589996	26.15%	27,955
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.928684	9.836933	-9.99%	0
2017	9.382024	10.928684	16.49%	0
2016	9.263430	9.382024	1.28%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.070756	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.381909	21.350492	-4.61%	13,940
2017	21.316028	22.381909	5.00%	14,396
2016	18.985039	21.316028	12.28%	14,862
2015	19.820365	18.985039	-4.21%	15,683
2014	19.651702	19.820365	0.86%	15,683
2013	18.661589	19.651702	5.31%	0
2012	16.564200	18.661589	12.66%	0
2011	16.222119	16.564200	2.11%	1,544
2010	14.576686	16.222119	11.29%	0
2009	10.151515	14.576686	43.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.116113	15.989232	-6.58%	0
2017	13.948686	17.116113	22.71%	0
2016	12.490403	13.948686	11.68%	0
2015	12.853274	12.490403	-2.82%	0
2014	12.264459	12.853274	4.80%	0
2013	8.687989	12.264459	41.17%	0
2012	7.561134	8.687989	14.90%	0
2011	8.702060	7.561134	-13.11%	0
2010	7.668162	8.702060	13.48%	1,495
2009	5.097178	7.668162	50.44%	1,517

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.264476	16.906180	-7.44%	50,919
2017	15.688931	18.264476	16.42%	62,569
2016	14.486934	15.688931	8.30%	71,586
2015	14.791884	14.486934	-2.06%	82,400
2014	13.609689	14.791884	8.69%	101,487
2013	9.987496	13.609689	36.27%	124,612
2012	9.117565	9.987496	9.54%	146,169
2011	9.583187	9.117565	-4.86%	101,595
2010	7.885821	9.583187	21.52%	115,905
2009	6.108107	7.885821	29.10%	191,135
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.218618	13.357885	-12.23%	0
2017	12.915971	15.218618	17.83%	0
2016	12.118511	12.915971	6.58%	0
2015	12.541800	12.118511	-3.38%	0
2014	12.203446	12.541800	2.77%	0
2013	9.583379	12.203446	27.34%	0
2012	8.389357	9.583379	14.23%	0
2011	9.110982	8.389357	-7.92%	5,399
2010	8.058507	9.110982	13.06%	15,874
2009	6.342067	8.058507	27.06%	10,478
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.870830	12.790380	-7.79%	298,641
2017	12.586067	13.870830	10.21%	329,378
2016	12.059987	12.586067	4.36%	348,303
2015	12.393614	12.059987	-2.69%	402,368
2014	12.082298	12.393614	2.58%	513,380
2013	10.714519	12.082298	12.77%	552,781
2012	9.809665	10.714519	9.22%	299,906
2011	10.109875	9.809665	-2.97%	219,596
2010	9.310557	10.109875	8.59%	242,154
2009	7.900737	9.310557	17.84%	212,928
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.736256	13.309223	-9.68%	146,813
2017	12.937855	14.736256	13.90%	184,383
2016	12.256900	12.937855	5.56%	198,212
2015	12.630362	12.256900	-2.96%	237,958
2014	12.266075	12.630362	2.97%	300,748
2013	10.286396	12.266075	19.25%	343,924
2012	9.203721	10.286396	11.76%	365,105
2011	9.691973	9.203721	-5.04%	415,859
2010	8.768188	9.691973	10.54%	425,945
2009	7.180256	8.768188	22.12%	329,349

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.277824	11.759587	-4.22%	236,017
2017	11.736944	12.277824	4.61%	254,386
2016	11.407105	11.736944	2.89%	265,859
2015	11.684228	11.407105	-2.37%	336,646
2014	11.496666	11.684228	1.63%	366,945
2013	11.140023	11.496666	3.20%	375,434
2012	10.537207	11.140023	5.72%	294,267
2011	10.564529	10.537207	-0.26%	265,372
2010	10.057746	10.564529	5.04%	277,185
2009	9.048338	10.057746	11.16%	194,088
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.981528	10.956475	-8.56%	0
2017	10.614626	11.981528	12.88%	0
2016	10.224098	10.614626	3.82%	0
2015	10.862050	10.224098	-5.87%	0
2014	10.800181	10.862050	0.57%	0
2013*	10.000000	10.800181	8.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.303929	11.243936	-8.62%	0
2017	10.620283	12.303929	15.85%	0
2016	10.166400	10.620283	4.46%	0
2015	10.866922	10.166400	-6.45%	0
2014	10.938387	10.866922	-0.65%	0
2013*	10.000000	10.938387	9.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.341530	13.104112	-8.63%	207,516
2017	12.794196	14.341530	12.09%	266,621
2016	12.186954	12.794196	4.98%	282,026
2015	12.524925	12.186954	-2.70%	269,885
2014	12.178483	12.524925	2.84%	273,495
2013	10.511275	12.178483	15.86%	308,031
2012	9.511460	10.511275	10.51%	320,395
2011	9.901666	9.511460	-3.94%	357,073
2010	9.039810	9.901666	9.53%	419,407
2009	7.537235	9.039810	19.94%	309,834
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.953421	13.307786	-11.01%	189,709
2017	12.876795	14.953421	16.13%	200,232
2016	12.168475	12.876795	5.82%	213,302
2015	12.562036	12.168475	-3.13%	225,477
2014	12.215547	12.562036	2.84%	245,041
2013	9.994167	12.215547	22.23%	264,028
2012	8.868653	9.994167	12.69%	271,655
2011	9.459031	8.868653	-6.24%	308,703
2010	8.487804	9.459031	11.44%	222,725
2009	6.818051	8.487804	24.49%	248,294

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.393879	12.544254	-6.34%	62,200
2017	12.392838	13.393879	8.08%	79,107
2016	11.887203	12.392838	4.25%	91,725
2015	12.216771	11.887203	-2.70%	113,823
2014	11.934538	12.216771	2.36%	132,195
2013	10.908749	11.934538	9.40%	133,297
2012	10.079800	10.908749	8.22%	91,325
2011	10.276328	10.079800	-1.91%	99,938
2010	9.582985	10.276328	7.24%	122,114
2009	8.279837	9.582985	15.74%	84,159
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.428266	12.138008	-2.34%	64,760
2017	12.129254	12.428266	2.47%	73,028
2016	11.744339	12.129254	3.28%	79,160
2015	12.047456	11.744339	-2.52%	90,693
2014	11.702042	12.047456	2.95%	110,150
2013	12.157146	11.702042	-3.74%	127,916
2012	11.500995	12.157146	5.71%	132,027
2011	11.006772	11.500995	4.49%	64,867
2010	10.481000	11.006772	5.02%	83,465
2009	9.813706	10.481000	6.80%	117,970
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.249628	12.840435	-3.09%	5,665
2017	12.982269	13.249628	2.06%	5,631
2016	12.773369	12.982269	1.64%	5,541
2015	13.055192	12.773369	-2.16%	5,620
2014	12.656385	13.055192	3.15%	5,793
2013	13.137892	12.656385	-3.67%	2,786
2012	12.471155	13.137892	5.35%	2,480
2011	11.956729	12.471155	4.30%	3,835
2010	11.244874	11.956729	6.33%	1,916
2009	9.819515	11.244874	14.52%	567
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.882068	12.261195	-11.68%	0
2017	11.972935	13.882068	15.95%	0
2016	10.928744	11.972935	9.55%	0
2015	11.474591	10.928744	-4.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.892832	11.687629	-9.35%	0
2017	11.515639	12.892832	11.96%	0
2016	10.764360	11.515639	6.98%	0
2015	11.141224	10.764360	-3.38%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.801336	27.887056	-3.17%	11,651
2017	23.045089	28.801336	24.98%	13,055
2016	22.676774	23.045089	1.62%	13,726
2015	21.996440	22.676774	3.09%	17,926
2014	20.601502	21.996440	6.77%	23,066
2013	15.369911	20.601502	34.04%	39,943
2012	13.197181	15.369911	16.46%	39,743
2011	13.761488	13.197181	-4.10%	91,765
2010	12.894070	13.761488	6.73%	149,328
2009*	10.000000	12.894070	28.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	36.122641	29.251414	-19.02%	125
2017	26.006358	36.122641	38.90%	148
2016	24.601602	26.006358	5.71%	148
2015	29.862097	24.601602	-17.62%	170
2014	32.208857	29.862097	-7.29%	1,172
2013	32.609369	32.208857	-1.23%	0
2012	28.342213	32.609369	15.06%	0
2011	37.229942	28.342213	-23.87%	0
2010	32.657388	37.229942	14.00%	0
2009	20.360188	32.657388	60.40%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.418127	12.206255	-1.71%	82,592
2017	12.368097	12.418127	0.40%	100,935
2016	12.482446	12.368097	-0.92%	107,046
2015	12.705689	12.482446	-1.76%	117,196
2014	12.354370	12.705689	2.84%	140,557
2013	13.092624	12.354370	-5.64%	163,610
2012	12.917941	13.092624	1.35%	166,122
2011	12.245623	12.917941	5.49%	104,448
2010	11.882832	12.245623	3.05%	217,837
2009	11.765862	11.882832	0.99%	291,807
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.121003	9.094430	-0.29%	115,761
2017	9.234687	9.121003	-1.23%	125,034
2016	9.388472	9.234687	-1.64%	138,916
2015	9.545978	9.388472	-1.65%	202,174
2014	9.706126	9.545978	-1.65%	237,106
2013	9.868965	9.706126	-1.65%	258,864
2012	10.034988	9.868965	-1.65%	373,561
2011	10.202869	10.034988	-1.65%	79,580
2010	10.374022	10.202869	-1.65%	109,598
2009	10.543640	10.374022	-1.61%	266,977

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.277293	8.610692	-16.22%	1,563
2017	8.222863	10.277293	24.98%	2,010
2016	8.307785	8.222863	-1.02%	2,368
2015	8.728301	8.307785	-4.82%	2,523
2014	8.939087	8.728301	-2.36%	2,550
2013	7.731207	8.939087	15.62%	2,839
2012	6.822389	7.731207	13.32%	2,580
2011	7.707380	6.822389	-11.48%	5,920
2010	6.934844	7.707380	11.14%	4,533
2009	5.446997	6.934844	27.31%	1,355
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.201954	9.459854	-15.55%	1,466
2017	9.151249	11.201954	22.41%	1,466
2016	9.255949	9.151249	-1.13%	1,309
2015	9.543806	9.255949	-3.02%	1,343
2014	10.344002	9.543806	-7.74%	1,550
2013	8.691317	10.344002	19.02%	548
2012	7.475938	8.691317	16.26%	0
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
2009	6.528074	8.257188	26.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	29.125902	26.106345	-10.37%	5,806
2017	25.004822	29.125902	16.48%	6,677
2016	23.224311	25.004822	7.67%	1,856
2015	23.852035	23.224311	-2.63%	1,893
2014	23.100556	23.852035	3.25%	62,852
2013	18.458503	23.100556	25.15%	164,923
2012	16.193584	18.458503	13.99%	204,690
2011	17.138514	16.193584	-5.51%	499,975
2010	15.201973	17.138514	12.74%	915,986
2009	12.151200	15.201973	25.11%	1,201,203
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.085329	15.987067	-6.43%	10,110
2017	15.631263	17.085329	9.30%	13,600
2016	14.950504	15.631263	4.55%	15,547
2015	15.227773	14.950504	-1.82%	23,292
2014	14.804424	15.227773	2.86%	23,713
2013	13.271239	14.804424	11.55%	24,058
2012	12.336491	13.271239	7.58%	27,655
2011	12.433015	12.336491	-0.78%	3,828
2010	11.511714	12.433015	8.00%	16,174
2009*	10.000000	11.511714	15.12%	2,254

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.362201	18.728646	-8.02%	17,924
2017	18.032452	20.362201	12.92%	2,853
2016	17.017118	18.032452	5.97%	9,424
2015	17.395140	17.017118	-2.17%	9,873
2014	16.810804	17.395140	3.48%	14,603
2013	14.304216	16.810804	17.52%	16,115
2012	12.957463	14.304216	10.39%	17,693
2011	13.298836	12.957463	-2.57%	19,042
2010	12.069770	13.298836	10.18%	5,568
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.543673	14.044462	-3.43%	75,072
2017	13.991871	14.543673	3.94%	82,618
2016	13.644204	13.991871	2.55%	108,120
2015	13.836473	13.644204	-1.39%	111,029
2014	13.541776	13.836473	2.18%	112,862
2013	13.134348	13.541776	3.10%	165,606
2012	12.698037	13.134348	3.44%	162,308
2011	12.542960	12.698037	1.24%	268,177
2010	12.043663	12.542960	4.15%	414,943
2009	11.225891	12.043663	7.28%	307,819
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.891755	11.036565	-7.19%	0
2017	10.602978	11.891755	12.15%	0
2016	10.198269	10.602978	3.97%	0
2015	10.716720	10.198269	-4.84%	0
2014	10.635326	10.716720	0.77%	0
2013*	10.000000	10.635326	6.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.264497	11.330796	-7.61%	0
2017	10.661199	12.264497	15.04%	0
2016	10.135093	10.661199	5.19%	0
2015	10.729490	10.135093	-5.54%	0
2014	10.723588	10.729490	0.06%	0
2013*	10.000000	10.723588	7.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.846601	20.263831	-7.24%	227,877
2017	19.669423	21.846601	11.07%	269,208
2016	18.665241	19.669423	5.38%	335,616
2015	19.042127	18.665241	-1.98%	389,361
2014	18.407859	19.042127	3.45%	556,698
2013	16.048214	18.407859	14.70%	881,347
2012	14.725918	16.048214	8.98%	1,361,625
2011	14.978498	14.725918	-1.69%	1,921,238
2010	13.731095	14.978498	9.08%	3,234,882
2009	11.718969	13.731095	17.17%	3,754,747

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	26.108061	23.691041	-9.26%	51,925
2017	22.750329	26.108061	14.76%	60,861
2016	21.322478	22.750329	6.70%	66,027
2015	21.839610	21.322478	-2.37%	72,450
2014	21.157248	21.839610	3.23%	137,917
2013	17.578460	21.157248	20.36%	344,737
2012	15.712035	17.578460	11.88%	497,941
2011	16.322204	15.712035	-3.74%	1,276,136
2010	14.708180	16.322204	10.97%	2,425,349
2009	12.022368	14.708180	22.34%	2,825,576
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	18.130322	17.164136	-5.33%	181,147
2017	16.878866	18.130322	7.41%	210,362
2016	16.235366	16.878866	3.96%	234,747
2015	16.512796	16.235366	-1.68%	267,966
2014	16.030088	16.512796	3.01%	346,123
2013	14.750895	16.030088	8.67%	538,605
2012	13.882794	14.750895	6.25%	466,918
2011	13.829933	13.882794	0.38%	397,359
2010	12.958277	13.829933	6.73%	625,997
2009	11.500971	12.958277	12.67%	676,489
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.782132	11.028120	-6.40%	0
2017	10.190473	11.782132	15.62%	0
2016	9.545097	10.190473	6.76%	0
2015	9.928340	9.545097	-3.86%	0
2014*	10.000000	9.928340	-0.72%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.917823	12.376380	-4.19%	0
2017	10.792322	12.917823	19.69%	0
2016	9.971254	10.792322	8.23%	0
2015	10.124221	9.971254	-1.51%	0
2014*	10.000000	10.124221	1.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	43.127455	37.583496	-12.85%	855
2017	37.872839	43.127455	13.87%	1,313
2016	32.011469	37.872839	18.31%	1,465
2015	33.394841	32.011469	-4.14%	1,317
2014	31.031799	33.394841	7.61%	1,449
2013	23.714870	31.031799	30.85%	2,036
2012	20.526948	23.714870	15.53%	2,541
2011	21.415526	20.526948	-4.15%	4,111
2010	17.253715	21.415526	24.12%	8,211
2009	12.828119	17.253715	34.50%	10,944

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.251799	10.039993	-18.05%	57,772
2017	9.922807	12.251799	23.47%	65,236
2016	10.344520	9.922807	-4.08%	73,764
2015	10.587382	10.344520	-2.29%	83,286
2014	10.912556	10.587382	-2.98%	99,541
2013	9.164052	10.912556	19.08%	118,534
2012	8.066245	9.164052	13.61%	133,933
2011	9.074632	8.066245	-11.11%	97,659
2010	8.107496	9.074632	11.93%	112,084
2009	6.056612	8.107496	33.86%	168,053
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.560296	14.275195	-18.71%	5,948
2017	14.570542	17.560296	20.52%	7,293
2016	14.111383	14.570542	3.25%	8,093
2015	15.158501	14.111383	-6.91%	7,859
2014	17.064210	15.158501	-11.17%	8,438
2013	14.333291	17.064210	19.05%	0
2012	12.451555	14.333291	15.11%	0
2011	15.146220	12.451555	-17.79%	0
2010	14.542878	15.146220	4.15%	0
2009	11.417680	14.542878	27.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.370489	17.460371	-4.95%	22,311
2017	14.380861	18.370489	27.74%	27,473
2016	14.336160	14.380861	0.31%	31,423
2015	14.134326	14.336160	1.43%	35,576
2014	13.047356	14.134326	8.33%	44,360
2013	9.869637	13.047356	32.20%	65,613
2012	8.640935	9.869637	14.22%	72,999
2011	9.079086	8.640935	-4.83%	58,813
2010	8.002281	9.079086	13.46%	73,643
2009	6.290201	8.002281	27.22%	107,424
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.358487	14.189783	-13.26%	1,394
2017	14.543434	16.358487	12.48%	3,158
2016	12.742183	14.543434	14.14%	3,827
2015	13.417060	12.742183	-5.03%	2,287
2014	12.374602	13.417060	8.42%	3,180
2013	9.318191	12.374602	32.80%	3,541
2012	8.057449	9.318191	15.65%	5,866
2011	8.723860	8.057449	-7.64%	9,437
2010	7.867363	8.723860	10.89%	22,918
2009	6.278351	7.867363	25.31%	27,363

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.158652	16.598711	-8.59%	29,127
2017	14.477710	18.158652	25.42%	35,423
2016	13.879452	14.477710	4.31%	40,571
2015	14.161282	13.879452	-1.99%	45,564
2014	13.882497	14.161282	2.01%	80,628
2013	10.183767	13.882497	36.32%	90,807
2012	9.032284	10.183767	12.75%	100,764
2011	9.611325	9.032284	-6.02%	93,082
2010	7.727184	9.611325	24.38%	113,423
2009	6.200757	7.727184	24.62%	134,936
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	21.068266	17.993015	-14.60%	27,376
2017	18.816657	21.068266	11.97%	33,204
2016	16.269097	18.816657	15.66%	38,489
2015	17.033591	16.269097	-4.49%	44,096
2014	14.800321	17.033591	15.09%	56,299
2013	11.091371	14.800321	33.44%	70,049
2012	9.693418	11.091371	14.42%	79,962
2011	10.089948	9.693418	-3.93%	56,881
2010	8.575528	10.089948	17.66%	68,010
2009	6.683090	8.575528	28.32%	90,689
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.531605	25.752750	-9.74%	499
2017	23.272870	28.531605	22.60%	447
2016	21.897684	23.272870	6.28%	511
2015	22.147784	21.897684	-1.13%	693
2014	21.961929	22.147784	0.85%	990
2013	15.512400	21.961929	41.58%	1,135
2012	13.947162	15.512400	11.22%	1,593
2011	14.303860	13.947162	-2.49%	39,442
2010	11.625185	14.303860	23.04%	1,751
2009	9.293609	11.625185	25.09%	1,940
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	40.572715	33.067221	-18.50%	416
2017	37.931250	40.572715	6.96%	505
2016	30.701789	37.931250	23.55%	525
2015	33.312036	30.701789	-7.84%	474
2014	31.724661	33.312036	5.00%	598
2013	23.036487	31.724661	37.71%	1,109
2012	19.470383	23.036487	18.32%	932
2011	20.938218	19.470383	-7.01%	1,006
2010	16.832803	20.938218	24.39%	1,042
2009	13.598602	16.832803	23.78%	1,153

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	38.014717	32.586063	-14.28%	788
2017	34.143917	38.014717	11.34%	994
2016	28.328748	34.143917	20.53%	1,093
2015	29.360475	28.328748	-3.51%	1,221
2014	29.688039	29.360475	-1.10%	1,499
2013	21.476771	29.688039	38.23%	2,322
2012	18.952108	21.476771	13.32%	4,035
2011	20.456564	18.952108	-7.35%	3,903
2010	16.642299	20.456564	22.92%	7,422
2009	12.587633	16.642299	32.21%	7,917
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.837277	27.299464	-1.93%	30,921
2017	23.537668	27.837277	18.27%	38,117
2016	21.529231	23.537668	9.33%	43,925
2015	21.746498	21.529231	-1.00%	50,708
2014	19.774667	21.746498	9.97%	61,988
2013	15.372947	19.774667	28.63%	76,484
2012	13.730201	15.372947	11.96%	86,978
2011	13.907484	13.730201	-1.27%	65,034
2010	12.489164	13.907484	11.36%	77,334
2009	10.113918	12.489164	23.48%	114,475
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.132825	13.334451	-5.65%	2,241
2017	13.537596	14.132825	4.40%	2,085
2016	12.842357	13.537596	5.41%	2,092
2015	13.841305	12.842357	-7.22%	2,173
2014	10.943023	13.841305	26.49%	2,338
2013	10.834078	10.943023	1.01%	2,226
2012	9.531130	10.834078	13.67%	2,340
2011	9.130237	9.531130	4.39%	3,369
2010	7.150814	9.130237	27.68%	2,904
2009	5.570904	7.150814	28.36%	3,266
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.833064	15.747039	-6.45%	3,433
2017	14.118129	16.833064	19.23%	3,435
2016	12.885837	14.118129	9.56%	1,331
2015	12.979641	12.885837	-0.72%	1,332
2014	11.671121	12.979641	11.21%	1,332
2013*	10.000000	11.671121	16.71%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.166849	10.080203	-0.85%	17,765
2017	10.176246	10.166849	-0.09%	23,984
2016	10.094967	10.176246	0.81%	26,254
2015	10.299452	10.094967	-1.99%	29,491
2014	10.420778	10.299452	-1.16%	34,322
2013	10.584447	10.420778	-1.55%	40,519
2012	10.396146	10.584447	1.81%	51,156
2011	10.434627	10.396146	-0.37%	27,320
2010	10.358995	10.434627	0.73%	47,809
2009	9.833644	10.358995	5.34%	42,633
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.104258	14.040535	-12.81%	0
2017	14.340085	16.104258	12.30%	0
2016	12.062447	14.340085	18.88%	0
2015	12.894319	12.062447	-6.45%	0
2014	12.539903	12.894319	2.83%	0
2013*	10.000000	12.539903	25.40%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.529178	13.704553	-17.09%	47,142
2017	13.694518	16.529178	20.70%	52,306
2016	13.770088	13.694518	-0.55%	60,272
2015	14.569816	13.770088	-5.49%	65,479
2014	16.128251	14.569816	-9.66%	73,444
2013	13.654891	16.128251	18.11%	89,285
2012	11.612565	13.654891	17.59%	101,018
2011	13.482517	11.612565	-13.87%	75,032
2010	12.890526	13.482517	4.59%	73,878
2009*	10.000000	12.890526	28.91%	117,743
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	15.949372	13.025814	-18.33%	0
2017	12.792884	15.949372	24.67%	0
2016	13.247474	12.792884	-3.43%	0
2015	13.267021	13.247474	-0.15%	0
2014	13.946234	13.267021	-4.87%	0
2013	12.033993	13.946234	15.89%	0
2012	10.327800	12.033993	16.52%	0
2011	11.977919	10.327800	-13.78%	0
2010	9.981284	11.977919	20.00%	0
2009	7.544898	9.981284	32.29%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	36.570459	33.604992	-8.11%	0
2017	29.850086	36.570459	22.51%	0
2016	29.136915	29.850086	2.45%	78
2015	29.333944	29.136915	-0.67%	78

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.973393	9.908064	-0.66%	87,795
2017	10.050684	9.973393	-0.77%	100,073
2016	10.095733	10.050684	-0.45%	106,183
2015	10.246272	10.095733	-1.47%	124,747
2014	10.355016	10.246272	-1.05%	133,040
2013	10.464186	10.355016	-1.04%	149,757
2012	10.171757	10.464186	2.87%	153,993
2011	10.312153	10.171757	-1.36%	101,612
2010	9.958833	10.312153	3.55%	131,844
2009	8.935105	9.958833	11.46%	169,106
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.709691	27.543766	-7.29%	0
2017	25.506016	29.709691	16.48%	0
2016	23.604808	25.506016	8.05%	0
2015	24.112615	23.604808	-2.11%	0
2014	22.211196	24.112615	8.56%	2,868
2013	16.412134	22.211196	35.33%	2,868
2012	15.037116	16.412134	9.14%	2,896
2011	15.774822	15.037116	-4.68%	8,849
2010	13.055428	15.774822	20.83%	19,372
2009	10.100282	13.055428	29.26%	21,897
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	39.360444	33.522965	-14.83%	765
2017	29.356440	39.360444	34.08%	215
2016	29.894560	29.356440	-1.80%	399
2015	29.319400	29.894560	1.96%	635
2014	29.210737	29.319400	0.37%	643
2013	23.387946	29.210737	24.90%	0
2012	19.661876	23.387946	18.95%	0
2011	21.854740	19.661876	-10.03%	0
2010	19.205285	21.854740	13.80%	0
2009	14.012825	19.205285	37.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.474962	9.833575	-6.12%	4,797
2017	10.043911	10.474962	4.29%	5,299
2016	9.609889	10.043911	4.52%	4,930
2015	10.020823	9.609889	-4.10%	5,769
2014	9.941266	10.020823	0.80%	5,474
2013	10.145277	9.941266	-2.01%	2,989
2012*	10.000000	10.145277	1.45%	975
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.875352	8.603793	-20.89%	0
2017	8.744693	10.875352	24.37%	0
2016	9.139166	8.744693	-4.32%	0
2015	9.012580	9.139166	1.40%	0
2014*	10.000000	9.012580	-9.87%	261

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	29.400988	26.571899	-9.62%	30,756
2017	25.629171	29.400988	14.72%	36,282
2016	23.412674	25.629171	9.47%	41,653
2015	23.088145	23.412674	1.41%	49,158
2014	21.263917	23.088145	8.58%	60,135
2013	16.449118	21.263917	29.27%	74,385
2012	14.343366	16.449118	14.68%	82,197
2011	14.629515	14.343366	-1.96%	66,871
2010	12.842381	14.629515	13.92%	86,301
2009	10.201909	12.842381	25.88%	117,986
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	41.909802	36.870814	-12.02%	3,345
2017	37.407343	41.909802	12.04%	3,663
2016	32.321260	37.407343	15.74%	3,778
2015	34.996153	32.321260	-7.64%	6,130
2014	31.869053	34.996153	9.81%	7,007
2013	23.042708	31.869053	38.30%	6,762
2012	19.911734	23.042708	15.72%	6,437
2011	20.739342	19.911734	-3.99%	4,586
2010	17.136073	20.739342	21.03%	3,709
2009	12.728842	17.136073	34.62%	2,319
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.403130	10.603120	-7.02%	0
2017	10.225816	11.403130	11.51%	0
2016	9.208520	10.225816	11.05%	0
2015	10.310360	9.208520	-10.69%	0
2014	10.435877	10.310360	-1.20%	0
2013	10.599374	10.435877	-1.54%	0
2012*	10.000000	10.599374	5.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.516109	9.842622	-6.40%	0
2017	9.739502	10.516109	7.97%	0
2016	8.746732	9.739502	11.35%	0
2015	9.108919	8.746732	-3.98%	0
2014	9.133459	9.108919	-0.27%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.743583	11.078319	-5.66%	984
2017	10.782586	11.743583	8.91%	1,164
2016	10.653665	10.782586	1.21%	1,164
2015	11.669747	10.653665	-8.71%	1,339
2014	11.829924	11.669747	-1.35%	1,585
2013	12.873813	11.829924	-8.11%	1,585
2012	12.439490	12.873813	3.49%	0
2011	11.665801	12.439490	6.63%	3,953
2010	10.845085	11.665801	7.57%	0
2009*	10.000000	10.845085	8.45%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.101800	10.943509	-1.43%	39,539
2017	11.147944	11.101800	-0.41%	42,387
2016	11.188458	11.147944	-0.36%	43,787
2015	11.352455	11.188458	-1.44%	47,062
2014	11.457181	11.352455	-0.91%	52,772
2013	11.676512	11.457181	-1.88%	61,134
2012	11.227334	11.676512	4.00%	60,659
2011	11.301282	11.227334	-0.65%	39,128
2010	10.924366	11.301282	3.45%	48,182
2009*	10.000000	10.924366	9.24%	55,353
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.153517	10.127575	-0.26%	0
2017	10.090776	10.153517	0.62%	3,331
2016*	10.000000	10.090776	0.91%	3,537
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.887371	10.638761	-2.28%	11,054
2017	10.560804	10.887371	3.09%	12,017
2016	10.467077	10.560804	0.90%	11,319
2015	10.607078	10.467077	-1.32%	9,191
2014	10.353544	10.607078	2.45%	9,344
2013	10.747901	10.353544	-3.67%	9,719
2012	9.980493	10.747901	7.69%	4,011
2011*	10.000000	9.980493	-0.20%	4,648
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.237735	10.113155	-10.01%	0
2017*	10.000000	11.237735	12.38%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.293064	13.383615	0.68%	0
2017	10.324687	13.293064	28.75%	0
2016*	10.000000	10.324687	3.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.791280	16.538144	-20.46%	0
2017	16.700067	20.791280	24.50%	0
2016	17.406524	16.700067	-4.06%	0
2015	17.673804	17.406524	-1.51%	0
2014	19.276899	17.673804	-8.32%	0
2013	15.304156	19.276899	25.96%	0
2012	12.764070	15.304156	19.90%	0
2011	15.623695	12.764070	-18.30%	0
2010	14.438062	15.623695	8.21%	0
2009	11.778776	14.438062	22.58%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.190769	33.911659	-0.82%	238
2017	27.306204	34.190769	25.21%	238
2016	31.095173	27.306204	-12.19%	36,210
2015	28.111261	31.095173	10.61%	33,079
2014	21.781571	28.111261	29.06%	29,901
2013	14.714212	21.781571	48.03%	32,568
2012	11.421095	14.714212	28.83%	1,982
2011	10.519755	11.421095	8.57%	0
2010*	10.000000	10.519755	5.20%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.346051	5.170813	-29.61%	0
2017	7.619134	7.346051	-3.58%	0
2016	5.401602	7.619134	41.05%	0
2015	8.274934	5.401602	-34.72%	0
2014	10.432226	8.274934	-20.68%	0
2013	9.617126	10.432226	8.48%	0
2012*	10.000000	9.617126	-3.83%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.514193	5.299886	-29.47%	0
2017	7.771868	7.514193	-3.32%	0
2016	5.498482	7.771868	41.35%	0
2015	8.400659	5.498482	-34.55%	0
2014	10.558892	8.400659	-20.44%	0
2013	9.712890	10.558892	8.71%	0
2012*	10.000000	9.712890	-2.87%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	24.289981	20.709313	-14.74%	0
2017	19.529477	24.289981	24.38%	0
2016	19.111724	19.529477	2.19%	0
2015	20.056933	19.111724	-4.71%	0
2014	18.505917	20.056933	8.38%	0
2013	14.049487	18.505917	31.72%	0
2012	12.285740	14.049487	14.36%	0
2011	13.406772	12.285740	-8.36%	570
2010	12.133716	13.406772	10.49%	1,353
2009	9.709703	12.133716	24.96%	1,389
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	20.087231	19.180259	-4.52%	0
2017	18.194665	20.087231	10.40%	0
2016	17.181143	18.194665	5.90%	0
2015	17.253898	17.181143	-0.42%	0
2014	14.859905	17.253898	16.11%	0
2013	12.629814	14.859905	17.66%	0
2012	11.361306	12.629814	11.17%	0
2011	10.847960	11.361306	4.73%	0
2010	9.735954	10.847960	11.42%	0
2009	8.574167	9.735954	13.55%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.395060	25.042630	-1.39%	0
2017	19.183042	25.395060	32.38%	0
2016	19.403397	19.183042	-1.14%	0
2015	19.467277	19.403397	-0.33%	0
2014	19.057420	19.467277	2.15%	0
2013	13.852432	19.057420	37.57%	0
2012	11.699717	13.852432	18.40%	0
2011	12.593441	11.699717	-7.10%	0
2010*	10.000000	12.593441	25.93%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.860100	28.752697	-0.37%	2,570
2017	23.314175	28.860100	23.79%	2,663
2016	21.999965	23.314175	5.97%	2,739
2015	23.033032	21.999965	-4.49%	4,696
2014	23.867690	23.033032	-3.50%	9,970
2013	16.153750	23.867690	47.75%	9,766
2012	15.226889	16.153750	6.09%	9,546
2011	16.227809	15.226889	-6.17%	14,081
2010	13.015289	16.227809	24.68%	53
2009	8.669611	13.015289	50.13%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.646360	11.516867	-8.93%	0
2017	11.252691	12.646360	12.39%	0
2016	11.073991	11.252691	1.61%	0
2015	11.413894	11.073991	-2.98%	0
2014	11.142530	11.413894	2.44%	0
2013	10.126770	11.142530	10.03%	0
2012*	10.000000	10.126770	1.27%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	30.153629	27.905807	-7.45%	0
2017	25.863595	30.153629	16.59%	0
2016	23.687349	25.863595	9.19%	0
2015	23.758047	23.687349	-0.30%	0
2014	22.114402	23.758047	7.43%	0
2013	16.714641	22.114402	32.31%	0
2012	14.503335	16.714641	15.25%	0
2011	13.909280	14.503335	4.27%	0
2010	12.544166	13.909280	10.88%	0
2009	10.603437	12.544166	18.30%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.638044	-23.62%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	42.741636	35.585032	-16.74%	33
2017	38.527808	42.741636	10.94%	37
2016	31.405882	38.527808	22.68%	42
2015	33.878111	31.405882	-7.30%	49
2014	31.634014	33.878111	7.09%	53
2013	23.381241	31.634014	35.30%	57
2012	20.078239	23.381241	16.45%	74
2011	22.352056	20.078239	-10.17%	884
2010	17.962213	22.352056	24.44%	855
2009	12.808888	17.962213	40.23%	931
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.327713	12.730658	-4.48%	222
2017	13.077405	13.327713	1.91%	227
2016	12.743819	13.077405	2.62%	221
2015	13.292302	12.743819	-4.13%	233
2014	13.090229	13.292302	1.54%	245
2013	14.550439	13.090229	-10.04%	253
2012	13.784575	14.550439	5.56%	632
2011	12.548450	13.784575	9.85%	1,135
2010	12.143769	12.548450	3.33%	777
2009	11.208821	12.143769	8.34%	773

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	29.039633	26.489884	-8.78%	0
2017	24.556081	29.039633	18.26%	0
2016	22.066840	24.556081	11.28%	0
2015	23.868424	22.066840	-7.55%	0
2014	21.615646	23.868424	10.42%	0
2013	16.230266	21.615646	33.18%	0
2012	14.425971	16.230266	12.51%	0
2011	14.267325	14.425971	1.11%	0
2010	12.747063	14.267325	11.93%	0
2009	11.010527	12.747063	15.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	29.159395	24.945730	-14.45%	0
2017	26.610625	29.159395	9.58%	0
2016	22.058362	26.610625	20.64%	0
2015	22.800004	22.058362	-3.25%	0
2014	19.954013	22.800004	14.26%	0
2013	15.626579	19.954013	27.69%	8
2012	13.677888	15.626579	14.25%	11
2011	14.032244	13.677888	-2.53%	21
2010	11.997954	14.032244	16.96%	21
2009	9.403101	11.997954	27.60%	155
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.734901	10.246644	-4.55%	0
2017	10.198172	10.734901	5.26%	0
2016	9.195319	10.198172	10.91%	0
2015*	10.000000	9.195319	-8.05%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.982726	9.741323	-2.42%	0
2017	9.839424	9.982726	1.46%	0
2016	9.768885	9.839424	0.72%	0
2015*	10.000000	9.768885	-2.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.726837	11.581533	-9.00%	0
2017	11.113593	12.726837	14.52%	0
2016	9.740920	11.113593	14.09%	0
2015*	10.000000	9.740920	-2.59%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.638708	15.114799	-9.16%	0
2017	14.885126	16.638708	11.78%	0
2016	14.586794	14.885126	2.05%	0
2015	14.989140	14.586794	-2.68%	0
2014	14.959326	14.989140	0.20%	0
2013	13.300593	14.959326	12.47%	0
2012	12.304760	13.300593	8.09%	2,033
2011	12.989971	12.304760	-5.27%	2,035
2010	12.039340	12.989971	7.90%	2,038
2009*	10.000000	12.039340	20.39%	308
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.179859	9.605736	-5.64%	0
2017*	10.000000	10.179859	1.80%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.490324	13.461990	-18.36%	0
2017	15.009816	16.490324	9.86%	0
2016	11.647817	15.009816	28.86%	0
2015	12.667923	11.647817	-8.05%	0
2014	12.201470	12.667923	3.82%	0
2013*	10.000000	12.201470	22.01%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.328353	11.045543	-17.13%	0
2017	11.785568	13.328353	13.09%	0
2016	10.406780	11.785568	13.25%	0
2015	10.860031	10.406780	-4.17%	0
2014*	10.000000	10.860031	8.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	43.852263	39.233797	-10.53%	5
2017	39.686069	43.852263	10.50%	57
2016	32.109531	39.686069	23.60%	68
2015	33.443961	32.109531	-3.99%	81
2014	32.364793	33.443961	3.33%	93
2013	23.397810	32.364793	38.32%	117
2012	20.565940	23.397810	13.77%	139
2011	20.803816	20.565940	-1.14%	154
2010	16.819340	20.803816	23.69%	853
2009	13.685299	16.819340	22.90%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.364490	29.331703	-6.48%	216
2017	26.321787	31.364490	19.16%	0
2016	24.026787	26.321787	9.55%	0
2015	24.231874	24.026787	-0.85%	0
2014	21.794874	24.231874	11.18%	0
2013	16.834269	21.794874	29.47%	12
2012	14.831041	16.834269	13.51%	327
2011	14.846420	14.831041	-0.10%	185
2010	13.186156	14.846420	12.59%	185
2009	10.642399	13.186156	23.90%	156
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.632333	25.230797	-8.69%	196
2017	22.131220	27.632333	24.86%	221
2016	20.916202	22.131220	5.81%	248
2015	21.871487	20.916202	-4.37%	273
2014	20.634694	21.871487	5.99%	264
2013	17.373295	20.634694	18.77%	279
2012	16.047584	17.373295	8.26%	602
2011	15.012509	16.047584	6.89%	272
2010	13.274808	15.012509	13.09%	298
2009	11.048421	13.274808	20.15%	305
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	26.198740	20.783955	-20.67%	0
2017	21.428192	26.198740	22.26%	0
2016	18.664150	21.428192	14.81%	0
2015	19.478260	18.664150	-4.18%	0
2014	19.556695	19.478260	-0.40%	0
2013	13.422506	19.556695	45.70%	0
2012	11.356642	13.422506	18.19%	0
2011	13.442566	11.356642	-15.52%	0
2010	10.453440	13.442566	28.59%	0
2009	8.455719	10.453440	23.63%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.525512	10.336716	-1.79%	0
2017	10.350713	10.525512	1.69%	0
2016	9.664637	10.350713	7.10%	0
2015	9.930313	9.664637	-2.68%	0
2014	10.044558	9.930313	-1.14%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.040667	-9.59%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.734248	13.393739	-2.48%	0
2017	13.466205	13.734248	1.99%	0
2016	13.231153	13.466205	1.78%	0
2015	13.519372	13.231153	-2.13%	3,415
2014	13.286443	13.519372	1.75%	3,415
2013	13.415534	13.286443	-0.96%	3,415
2012	12.470133	13.415534	7.58%	4,455
2011	12.437648	12.470133	0.26%	3,415
2010	11.684949	12.437648	6.44%	0
2009	9.892964	11.684949	18.11%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.222648	-17.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.677794	15.694094	-5.90%	0
2017	15.040646	16.677794	10.88%	0
2016	14.539586	15.040646	3.45%	0
2015	14.869899	14.539586	-2.22%	0
2014	14.515785	14.869899	2.44%	0
2013	13.045289	14.515785	11.27%	0
2012	11.893752	13.045289	9.68%	0
2011	12.150921	11.893752	-2.12%	0
2010	10.983046	12.150921	10.63%	0
2009	9.013726	10.983046	21.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.932975	16.555081	-7.68%	19,027
2017	15.690780	17.932975	14.29%	18,824
2016	15.085987	15.690780	4.01%	18,268
2015	15.417666	15.085987	-2.15%	17,773
2014	14.995220	15.417666	2.82%	19,192
2013	13.191944	14.995220	13.67%	18,840
2012	11.869228	13.191944	11.14%	11,859
2011	12.225863	11.869228	-2.92%	16,394
2010	10.878412	12.225863	12.39%	15,184
2009	8.608870	10.878412	26.36%	13,604
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.518344	17.639412	-9.63%	0
2017	16.450571	19.518344	18.65%	0
2016	15.731556	16.450571	4.57%	0
2015	16.088843	15.731556	-2.22%	0
2014	15.625909	16.088843	2.96%	0
2013	13.093033	15.625909	19.35%	0
2012	11.564320	13.093033	13.22%	0
2011	12.106430	11.564320	-4.48%	0
2010	10.626980	12.106430	13.92%	0
2009	8.241245	10.626980	28.95%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.879746	11.158095	-6.07%	0
2017	10.407301	11.879746	14.15%	0
2016*	10.000000	10.407301	4.07%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.382610	12.114205	-26.05%	0
2017	17.140852	16.382610	-4.42%	0
2016	13.060417	17.140852	31.24%	0
2015	16.765455	13.060417	-22.10%	0
2014	19.551647	16.765455	-14.25%	0
2013	16.021249	19.551647	22.04%	98
2012	15.562209	16.021249	2.95%	403
2011	16.699118	15.562209	-6.81%	1,600
2010	14.256559	16.699118	17.13%	1,638
2009	9.827752	14.256559	45.06%	22,077
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	27.185247	24.439217	-10.10%	624
2017	24.548567	27.185247	10.74%	673
2016	21.214902	24.548567	15.71%	686
2015	22.537037	21.214902	-5.87%	781
2014	21.134660	22.537037	6.64%	784
2013	16.819552	21.134660	25.66%	861
2012	14.617971	16.819552	15.06%	1,961
2011	14.773512	14.617971	-1.05%	1,034
2010	13.077943	14.773512	12.97%	1,524
2009	10.243100	13.077943	27.68%	1,045
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.875814	11.492298	-10.75%	0
2017	11.231990	12.875814	14.64%	0
2016*	10.000000	11.231990	12.32%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.376993	32.664569	-2.13%	0
2017	25.184106	33.376993	32.53%	0
2016	25.478329	25.184106	-1.15%	0
2015	24.244994	25.478329	5.09%	0
2014	22.217472	24.244994	9.13%	4,425
2013	16.618698	22.217472	33.69%	4,433
2012	14.778272	16.618698	12.45%	6,263
2011	15.038201	14.778272	-1.73%	4,682
2010	12.350891	15.038201	21.76%	4,446
2009	9.818689	12.350891	25.79%	4,425

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	14.057954	13.708901	-2.48%	3,074
2017	13.751456	14.057954	2.23%	3,335
2016	13.389064	13.751456	2.71%	6,491
2015	13.737352	13.389064	-2.54%	7,114
2014	13.231597	13.737352	3.82%	7,970
2013	13.744646	13.231597	-3.73%	8,395
2012	13.240928	13.744646	3.80%	9,345
2011	12.583969	13.240928	5.22%	9,173
2010	11.903128	12.583969	5.72%	10,321
2009	10.486729	11.903128	13.51%	12,712
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	45.496464	38.112390	-16.23%	647
2017	38.395609	45.496464	18.49%	700
2016	34.896935	38.395609	10.03%	759
2015	36.088279	34.896935	-3.30%	1,455
2014	34.624003	36.088279	4.23%	6,046
2013	25.923735	34.624003	33.56%	6,211
2012	23.020684	25.923735	12.61%	6,684
2011	26.269023	23.020684	-12.37%	6,473
2010	20.784455	26.269023	26.39%	5,638
2009	15.129524	20.784455	37.38%	5,992
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.989883	21.699041	-16.51%	0
2017	20.338771	25.989883	27.78%	0
2016	21.840173	20.338771	-6.87%	0
2015	21.508872	21.840173	1.54%	0
2014	23.860593	21.508872	-9.86%	0
2013	18.647660	23.860593	27.95%	0
2012	15.759350	18.647660	18.33%	0
2011	19.394554	15.759350	-18.74%	0
2010	17.486318	19.394554	10.91%	0
2009	14.093416	17.486318	24.07%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.210879	11.227356	-8.05%	0
2017	11.970005	12.210879	2.01%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	36.389836	29.508824	-18.91%	0
2017	31.084630	36.389836	17.07%	0
2016	28.937636	31.084630	7.42%	0
2015	30.408287	28.937636	-4.84%	0
2014	29.042627	30.408287	4.70%	0
2013	22.694495	29.042627	27.97%	0
2012	18.170137	22.694495	24.90%	0
2011	20.320293	18.170137	-10.58%	0
2010	16.361985	20.320293	24.19%	0
2009	10.591596	16.361985	54.48%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.916139	12.358429	-11.19%	0
2017	12.641791	13.916139	10.08%	0
2016	11.362201	12.641791	11.26%	0
2015	12.324485	11.362201	-7.81%	0
2014	12.190439	12.324485	1.10%	0
2013	10.019480	12.190439	21.67%	0
2012	8.838033	10.019480	13.37%	0
2011	9.131381	8.838033	-3.21%	5,455
2010	8.425280	9.131381	8.38%	5,663
2009	6.580310	8.425280	28.04%	5,415
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.363924	15.391923	-5.94%	1,496
2017	15.177920	16.363924	7.81%	1,868
2016	13.540774	15.177920	12.09%	2,344
2015	14.820474	13.540774	-8.63%	2,612
2014	14.411563	14.820474	2.84%	3,230
2013	12.866930	14.411563	12.00%	3,290
2012	11.619776	12.866930	10.73%	3,467
2011	11.545028	11.619776	0.65%	4,484
2010	10.423613	11.545028	10.76%	6,464
2009	7.820175	10.423613	33.29%	6,610
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.519024	29.407950	-6.70%	0
2017	26.594856	31.519024	18.52%	0
2016	23.313445	26.594856	14.08%	0
2015	24.614590	23.313445	-5.29%	0
2014	23.031247	24.614590	6.87%	0
2013	18.065813	23.031247	27.49%	118
2012	16.415406	18.065813	10.05%	669
2011	15.753624	16.415406	4.20%	1,892
2010	13.283583	15.753624	18.59%	1,654
2009	11.515964	13.283583	15.35%	1,444
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	40.162433	34.392519	-14.37%	227
2017	36.922130	40.162433	8.78%	305
2016	28.849677	36.922130	27.98%	321
2015	31.689616	28.849677	-8.96%	375
2014	32.054706	31.689616	-1.14%	487
2013	23.935102	32.054706	33.92%	537
2012	20.567941	23.935102	16.37%	596
2011	21.740456	20.567941	-5.39%	820
2010	17.248238	21.740456	26.04%	1,225
2009	13.585543	17.248238	26.96%	2,504

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.739161	9.715872	-17.24%	0
2017	8.504772	11.739161	38.03%	0
2016	7.366552	8.504772	15.45%	0
2015	9.321326	7.366552	-20.97%	0
2014*	10.000000	9.321326	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	23.668961	19.671742	-16.89%	806
2017	20.632812	23.668961	14.72%	1,029
2016	19.583493	20.632812	5.36%	1,181
2015	21.305576	19.583493	-8.08%	1,180
2014	24.389109	21.305576	-12.64%	1,214
2013	20.176122	24.389109	20.88%	0
2012	17.360511	20.176122	16.22%	0
2011	19.761922	17.360511	-12.15%	0
2010	18.544458	19.761922	6.57%	0
2009	13.765906	18.544458	34.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.287284	9.305419	0.20%	1,027
2017	9.268956	9.287284	0.20%	1,099
2016	9.159651	9.268956	1.19%	1,011
2015	9.737254	9.159651	-5.93%	2,414
2014	9.727337	9.737254	0.10%	2,451
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.279648	11.546406	-5.97%	0
2017	11.043432	12.279648	11.19%	0
2016	10.766868	11.043432	2.57%	0
2015	11.629613	10.766868	-7.42%	0
2014	11.381674	11.629613	2.18%	0
2013	10.195312	11.381674	11.64%	0
2012*	10.000000	10.195312	1.95%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.380284	-6.20%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.148167	9.468519	-6.70%	0
2017	9.957281	10.148167	1.92%	0
2016	10.178231	9.957281	-2.17%	0
2015	10.166300	10.178231	0.12%	0
2014	9.881676	10.166300	2.88%	0
2013*	10.000000	9.881676	-1.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.124935	17.121995	-5.53%	0
2017	14.514525	18.124935	24.87%	0
2016	14.472936	14.514525	0.29%	0
2015	14.055574	14.472936	2.97%	0
2014	13.218862	14.055574	6.33%	0
2013	9.619313	13.218862	37.42%	0
2012*	10.000000	9.619313	-3.81%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.151327	13.164804	-13.11%	0
2017	13.442790	15.151327	12.71%	0
2016	12.084045	13.442790	11.24%	0
2015	12.842801	12.084045	-5.91%	0
2014	12.541964	12.842801	2.40%	0
2013	9.931779	12.541964	26.28%	0
2012*	10.000000	9.931779	-0.68%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.281051	15.062631	-7.48%	0
2017	13.559441	16.281051	20.07%	0
2016	13.714804	13.559441	-1.13%	0
2015	13.808159	13.714804	-0.68%	0
2014	13.043688	13.808159	5.86%	0
2013	9.713629	13.043688	34.28%	0
2012*	10.000000	9.713629	-2.86%	431
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.519846	14.424815	-7.06%	0
2017	13.348319	15.519846	16.27%	0
2016	13.936460	13.348319	-4.22%	0
2015	15.468629	13.936460	-9.91%	0
2014	16.610787	15.468629	-6.88%	0
2013	13.504107	16.610787	23.01%	0
2012	11.527620	13.504107	17.15%	0
2011	12.637243	11.527620	-8.78%	97
2010	11.829411	12.637243	6.83%	97
2009*	10.000000	11.829411	18.29%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.919532	12.430141	-3.79%	0
2017	12.319552	12.919532	4.87%	0
2016	10.786071	12.319552	14.22%	0
2015	11.736061	10.786071	-8.09%	0
2014	11.715861	11.736061	0.17%	0
2013	10.785977	11.715861	8.62%	0
2012*	10.000000	10.785977	7.86%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.390294	16.100691	-1.77%	0
2017	13.138995	16.390294	24.75%	0
2016	12.595307	13.138995	4.32%	0
2015	13.599214	12.595307	-7.38%	0
2014	12.825132	13.599214	6.04%	0
2013	10.040834	12.825132	27.73%	0
2012*	10.000000	10.040834	0.41%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	27.017902	26.670626	-1.29%	0
2017	23.264663	27.017902	16.13%	0
2016	22.685076	23.264663	2.55%	0
2015	22.983055	22.685076	-1.30%	0
2014	21.600944	22.983055	6.40%	0
2013	18.342165	21.600944	17.77%	0
2012	16.458761	18.342165	11.44%	0
2011	16.518952	16.458761	-0.36%	0
2010	15.542513	16.518952	6.28%	0
2009	12.590316	15.542513	23.45%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.964231	9.667935	-2.97%	0
2017	9.807244	9.964231	1.60%	0
2016	9.759554	9.807244	0.49%	0
2015*	10.000000	9.759554	-2.40%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	40.727581	40.719373	-0.02%	59
2017	31.869939	40.727581	27.79%	73
2016	31.801846	31.869939	0.21%	83
2015	28.901709	31.801846	10.03%	91
2014	27.106237	28.901709	6.62%	104
2013	21.067810	27.106237	28.66%	279
2012	17.304362	21.067810	21.75%	281
2011	18.916137	17.304362	-8.52%	294
2010	18.072129	18.916137	4.67%	117
2009	12.590862	18.072129	43.53%	243
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.305739	23.115553	-0.82%	0
2017	16.359616	23.305739	42.46%	0
2016	14.617036	16.359616	11.92%	0
2015	14.209698	14.617036	2.87%	0
2014	13.219712	14.209698	7.49%	0
2013	9.932885	13.219712	33.09%	0
2012*	10.000000	9.932885	-0.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.430700	25.382903	-16.59%	153
2017	23.665264	30.430700	28.59%	149
2016	25.804300	23.665264	-8.29%	165
2015	28.785152	25.804300	-10.36%	156
2014	33.314737	28.785152	-13.60%	119
2013	29.655511	33.314737	12.34%	116
2012	26.656151	29.655511	11.25%	586
2011	40.076870	26.656151	-33.49%	0
2010	32.610823	40.076870	22.89%	0
2009	18.525861	32.610823	76.03%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.788821	8.636486	-19.95%	0
2017	8.585690	10.788821	25.66%	0
2016	7.231097	8.585690	18.73%	0
2015	9.201764	7.231097	-21.42%	0
2014	9.816126	9.201764	-6.26%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.156754	9.880674	-2.72%	0
2017	9.947561	10.156754	2.10%	0
2016*	10.000000	9.947561	-0.52%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.451494	15.892518	-3.40%	0
2017	13.246935	16.451494	24.19%	0
2016	12.385608	13.246935	6.95%	0
2015	12.876115	12.385608	-3.81%	0
2014	14.160071	12.876115	-9.07%	0
2013	10.200379	14.160071	38.82%	0
2012*	10.000000	10.200379	2.00%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	34.081128	30.029033	-11.89%	1,202
2017	29.543420	34.081128	15.36%	1,475
2016	26.414110	29.543420	11.85%	1,580
2015	27.124269	26.414110	-2.62%	3,659
2014	25.038792	27.124269	8.33%	3,974
2013	18.784931	25.038792	33.29%	4,226
2012	16.491322	18.784931	13.91%	6,378
2011	16.854563	16.491322	-2.16%	4,909
2010	15.416671	16.854563	9.33%	4,238
2009	12.807783	15.416671	20.37%	5,267

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.570082	17.364940	-11.27%	0
2017	15.697494	19.570082	24.67%	0
2016	15.377499	15.697494	2.08%	0
2015	14.713506	15.377499	4.51%	1,376
2014	14.800315	14.713506	-0.59%	1,376
2013	11.796298	14.800315	25.47%	1,376
2012	10.351608	11.796298	13.96%	1,376
2011	10.720815	10.351608	-3.44%	1,376
2010*	10.000000	10.720815	7.21%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.721387	12.575898	-1.14%	0
2017	10.101943	12.721387	25.93%	0
2016	9.708973	10.101943	4.05%	0
2015*	10.000000	9.708973	-2.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.410381	13.061145	-2.60%	0
2017	12.882287	13.410381	4.10%	804
2016	12.379052	12.882287	4.07%	804
2015	12.698828	12.379052	-2.52%	804
2014	12.009836	12.698828	5.74%	1,317
2013	12.288834	12.009836	-2.27%	1,363
2012	11.449331	12.288834	7.33%	1,363
2011	11.049723	11.449331	3.62%	1,723
2010	10.519334	11.049723	5.04%	2,143
2009	9.783489	10.519334	7.52%	2,336
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	24.723329	22.588802	-8.63%	0
2017	22.949852	24.723329	7.73%	0
2016	21.111857	22.949852	8.71%	0
2015	21.732430	21.111857	-2.86%	0
2014	21.487226	21.732430	1.14%	0
2013	23.956634	21.487226	-10.31%	0
2012	20.675874	23.956634	15.87%	0
2011	19.677809	20.675874	5.07%	0
2010	18.241042	19.677809	7.88%	0
2009	14.261747	18.241042	27.90%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.257628	9.286847	-9.46%	0
2017	9.271474	10.257628	10.64%	0
2016	8.203512	9.271474	13.02%	0
2015*	10.000000	8.203512	-17.96%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	19.023712	17.355654	-8.77%	0
2017	16.466930	19.023712	15.53%	0
2016	15.090350	16.466930	9.12%	0
2015	16.536568	15.090350	-8.75%	0
2014	17.177120	16.536568	-3.73%	0
2013	13.245886	17.177120	29.68%	0
2012	10.989027	13.245886	20.54%	0
2011	11.281443	10.989027	-2.59%	0
2010*	10.000000	11.281443	12.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	26.082134	23.208362	-11.02%	332
2017	24.467351	26.082134	6.60%	349
2016	20.704429	24.467351	18.17%	361
2015	22.041574	20.704429	-6.07%	542
2014	19.852310	22.041574	11.03%	518
2013	15.337695	19.852310	29.43%	452
2012	13.634017	15.337695	12.50%	5,035
2011	13.802178	13.634017	-1.22%	3,810
2010	12.408774	13.802178	11.23%	4,193
2009*	10.000000	12.408774	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.161173	16.027934	-6.60%	34,018
2017	15.076100	17.161173	13.83%	39,980
2016	14.069845	15.076100	7.15%	44,144
2015	14.173682	14.069845	-0.73%	37,935
2014	13.733446	14.173682	3.21%	39,467
2013	11.332197	13.733446	21.19%	41,104
2012	9.962813	11.332197	13.74%	34,948
2011	10.041443	9.962813	-0.78%	46,964
2010	9.119112	10.041443	10.11%	33,733
2009	7.516796	9.119112	21.32%	33,183
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.421491	11.105767	-2.76%	3,843
2017	11.256925	11.421491	1.46%	4,341
2016	11.155397	11.256925	0.91%	4,499
2015	11.374590	11.155397	-1.93%	4,683
2014	11.022540	11.374590	3.19%	4,788
2013	11.509405	11.022540	-4.23%	5,259
2012	11.154904	11.509405	3.18%	7,235
2011	10.732937	11.154904	3.93%	8,232
2010	10.301441	10.732937	4.19%	9,496
2009	9.344260	10.301441	10.24%	9,111

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.908674	17.724446	-10.97%	1,101
2017	15.463347	19.908674	28.75%	1,189
2016	15.700635	15.463347	-1.51%	1,335
2015	14.991293	15.700635	4.73%	3,303
2014	14.975661	14.991293	0.10%	3,426
2013	11.842648	14.975661	26.46%	3,472
2012	9.868315	11.842648	20.01%	3,602
2011	11.069150	9.868315	-10.85%	3,712
2010	10.117159	11.069150	9.41%	1,733
2009	7.268248	10.117159	39.20%	1,670
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.201326	19.725630	-2.35%	655
2017	16.079854	20.201326	25.63%	773
2016	14.997800	16.079854	7.21%	871
2015	14.335786	14.997800	4.62%	3,445
2014	13.495092	14.335786	6.23%	3,485
2013	10.592016	13.495092	27.41%	3,291
2012	9.178394	10.592016	15.40%	3,792
2011	9.796069	9.178394	-6.31%	3,926
2010	8.431393	9.796069	16.19%	3,215
2009	6.180334	8.431393	36.42%	3,773
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.997979	16.342325	-3.86%	1,157
2017	14.181475	16.997979	19.86%	1,332
2016	12.986218	14.181475	9.20%	1,439
2015	13.068798	12.986218	-0.63%	1,571
2014	12.061248	13.068798	8.35%	1,654
2013	9.227568	12.061248	30.71%	2,629
2012	8.019205	9.227568	15.07%	2,605
2011	8.344149	8.019205	-3.89%	3,671
2010	7.648876	8.344149	9.09%	3,467
2009	5.953882	7.648876	28.47%	3,533
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.906988	15.268447	-4.01%	0
2017	15.217804	15.906988	4.53%	0
2016	14.248230	15.217804	6.80%	0
2015	14.926060	14.248230	-4.54%	0
2014	14.616534	14.926060	2.12%	0
2013	15.038426	14.616534	-2.81%	0
2012	13.629522	15.038426	10.34%	0
2011	13.135866	13.629522	3.76%	2,756
2010	12.083619	13.135866	8.71%	2,731
2009	9.883035	12.083619	22.27%	2,650

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.927043	27.220990	-9.04%	222
2017	25.867531	29.927043	15.69%	336
2016	22.380565	25.867531	15.58%	379
2015	24.354500	22.380565	-8.11%	439
2014	22.745360	24.354500	7.07%	523
2013	17.101632	22.745360	33.00%	603
2012	14.722794	17.101632	16.16%	2,393
2011	15.368721	14.722794	-4.20%	795
2010	13.542579	15.368721	13.48%	1,467
2009	10.740570	13.542579	26.09%	1,128
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.915006	9.819596	-10.04%	0
2017	9.375025	10.915006	16.43%	0
2016	9.261216	9.375025	1.23%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.067342	0.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.213400	21.178907	-4.66%	816
2017	21.166272	22.213400	4.95%	783
2016	18.861213	21.166272	12.22%	773
2015	19.701110	18.861213	-4.26%	777
2014	19.543386	19.701110	0.81%	780
2013	18.568163	19.543386	5.25%	0
2012	16.489682	18.568163	12.60%	0
2011	16.157331	16.489682	2.06%	0
2010	14.525859	16.157331	11.23%	0
2009	10.121237	14.525859	43.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	17.032228	15.902727	-6.63%	0
2017	13.887367	17.032228	22.65%	0
2016	12.441796	13.887367	11.62%	0
2015	12.809764	12.441796	-2.87%	0
2014	12.229160	12.809764	4.75%	0
2013	8.667391	12.229160	41.09%	0
2012	7.547054	8.667391	14.84%	0
2011	8.690267	7.547054	-13.16%	0
2010	7.661662	8.690267	13.43%	0
2009	5.095443	7.661662	50.36%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.175025	16.814772	-7.48%	932
2017	15.620009	18.175025	16.36%	1,374
2016	14.430604	15.620009	8.24%	1,456
2015	14.741852	14.430604	-2.11%	1,684
2014	13.570562	14.741852	8.63%	2,186
2013	9.963831	13.570562	36.20%	2,520
2012	9.100603	9.963831	9.49%	2,764
2011	9.570204	9.100603	-4.91%	3,112
2010	7.879127	9.570204	21.46%	4,260
2009	6.106026	7.879127	29.04%	8,981
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.144024	13.285616	-12.27%	0
2017	12.859177	15.144024	17.77%	0
2016	12.071335	12.859177	6.53%	0
2015	12.499336	12.071335	-3.42%	0
2014	12.168312	12.499336	2.72%	0
2013	9.560646	12.168312	27.27%	0
2012	8.373730	9.560646	14.17%	0
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.802850	12.721185	-7.84%	0
2017	12.530727	13.802850	10.15%	19
2016	12.013058	12.530727	4.31%	10,493
2015	12.351672	12.013058	-2.74%	10,493
2014	12.047546	12.351672	2.52%	10,493
2013	10.689127	12.047546	12.71%	10,473
2012	9.791400	10.689127	9.17%	10,473
2011	10.096181	9.791400	-3.02%	738
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.664107	13.237295	-9.73%	0
2017	12.881021	14.664107	13.84%	0
2016	12.209243	12.881021	5.50%	0
2015	12.587649	12.209243	-3.01%	5,012
2014	12.230803	12.587649	2.92%	5,074
2013	10.262027	12.230803	19.19%	5,484
2012	9.186597	10.262027	11.71%	5,539
2011	9.678850	9.186597	-5.09%	5,509
2010	8.760766	9.678850	10.48%	199
2009	7.177820	8.760766	22.05%	108

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.217644	11.695963	-4.27%	1,890
2017	11.685343	12.217644	4.56%	2,011
2016	11.362705	11.685343	2.84%	2,129
2015	11.644681	11.362705	-2.42%	2,247
2014	11.463574	11.644681	1.58%	2,374
2013	11.113606	11.463574	3.15%	2,496
2012	10.517582	11.113606	5.67%	7,366
2011	10.550197	10.517582	-0.31%	7,548
2010	10.049218	10.550197	4.99%	7,734
2009	9.045270	10.049218	11.10%	3,000
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.953193	10.924965	-8.60%	0
2017	10.594873	11.953193	12.82%	0
2016	10.210239	10.594873	3.77%	0
2015	10.852845	10.210239	-5.92%	0
2014	10.796517	10.852845	0.52%	0
2013*	10.000000	10.796517	7.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.274802	11.211583	-8.66%	0
2017	10.600518	12.274802	15.79%	0
2016	10.152619	10.600518	4.41%	0
2015	10.857704	10.152619	-6.49%	0
2014	10.934671	10.857704	-0.70%	0
2013*	10.000000	10.934671	9.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.271248	13.033217	-8.68%	12,443
2017	12.737951	14.271248	12.04%	21,807
2016	12.139533	12.737951	4.93%	22,159
2015	12.482534	12.139533	-2.75%	27,165
2014	12.143433	12.482534	2.79%	27,619
2013	10.486339	12.143433	15.80%	31,627
2012	9.493730	10.486339	10.46%	27,441
2011	9.888232	9.493730	-3.99%	18,484
2010	9.032136	9.888232	9.48%	3,818
2009	7.534670	9.032136	19.87%	3,848
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.880103	13.235777	-11.05%	20,100
2017	12.820152	14.880103	16.07%	20,100
2016	12.121100	12.820152	5.77%	20,100
2015	12.519506	12.121100	-3.18%	20,100
2014	12.180379	12.519506	2.78%	20,100
2013	9.970461	12.180379	22.16%	20,100
2012	8.852121	9.970461	12.63%	20,100
2011	9.446193	8.852121	-6.29%	20,100
2010	8.480594	9.446193	11.39%	20,100
2009	6.815732	8.480594	24.43%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.328249	12.476399	-6.39%	0
2017	12.338365	13.328249	8.02%	0
2016	11.840961	12.338365	4.20%	0
2015	12.175434	11.840961	-2.75%	0
2014	11.900206	12.175434	2.31%	0
2013	10.882906	11.900206	9.35%	3,857
2012	10.061041	10.882906	8.17%	3,808
2011	10.262408	10.061041	-1.96%	3,858
2010	9.574869	10.262408	7.18%	0
2009	8.277026	9.574869	15.68%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.367350	12.072335	-2.39%	778
2017	12.075913	12.367350	2.41%	1,033
2016	11.698630	12.075913	3.23%	1,064
2015	12.006669	11.698630	-2.57%	1,254
2014	11.668360	12.006669	2.90%	1,709
2013	12.128324	11.668360	-3.79%	1,879
2012	11.479579	12.128324	5.65%	1,921
2011	10.991856	11.479579	4.44%	2,094
2010	10.472120	10.991856	4.96%	1,696
2009	9.810381	10.472120	6.75%	4,494
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.184744	12.771025	-3.14%	0
2017	12.925239	13.184744	2.01%	0
2016	12.723700	12.925239	1.58%	0
2015	13.011044	12.723700	-2.21%	0
2014	12.619991	13.011044	3.10%	0
2013	13.106782	12.619991	-3.71%	0
2012	12.447959	13.106782	5.29%	426
2011	11.940533	12.447959	4.25%	426
2010	11.235352	11.940533	6.28%	0
2009	9.816183	11.235352	14.46%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.849198	12.225901	-11.72%	0
2017	11.950640	13.849198	15.89%	0
2016	10.913914	11.950640	9.50%	0
2015	11.464849	10.913914	-4.81%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.862309	11.653988	-9.39%	0
2017	11.494214	12.862309	11.90%	0
2016	10.749782	11.494214	6.93%	0
2015	11.131785	10.749782	-3.43%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.674789	27.750324	-3.22%	720
2017	22.955457	28.674789	24.91%	1,525
2016	22.600034	22.955457	1.57%	2,079
2015	21.933146	22.600034	3.04%	2,180
2014	20.552673	21.933146	6.72%	6,886
2013	15.341284	20.552673	33.97%	7,047
2012	13.179314	15.341284	16.40%	7,500
2011	13.749831	13.179314	-4.15%	7,908
2010	12.889699	13.749831	6.67%	8,228
2009*	10.000000	12.889699	28.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.850542	29.016213	-19.06%	628
2017	25.823540	35.850542	38.83%	603
2016	24.441041	25.823540	5.66%	710
2015	29.682317	24.441041	-17.66%	719
2014	32.031239	29.682317	-7.33%	642
2013	32.446047	32.031239	-1.28%	0
2012	28.214644	32.446047	15.00%	0
2011	37.081218	28.214644	-23.91%	0
2010	32.543435	37.081218	13.94%	0
2009	20.299459	32.543435	60.32%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.324636	12.108166	-1.76%	727
2017	12.281207	12.324636	0.35%	1,651
2016	12.401033	12.281207	-0.97%	1,682
2015	12.629231	12.401033	-1.81%	1,864
2014	12.286278	12.629231	2.79%	2,299
2013	13.027084	12.286278	-5.69%	2,522
2012	12.859823	13.027084	1.30%	11,049
2011	12.196707	12.859823	5.44%	3,266
2010	11.841388	12.196707	3.00%	3,624
2009	11.730769	11.841388	0.94%	7,020
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	9.052103	9.021116	-0.34%	473
2017	9.169577	9.052103	-1.28%	482
2016	9.327011	9.169577	-1.69%	465
2015	9.488306	9.327011	-1.70%	449
2014	9.652396	9.488306	-1.70%	4,367
2013	9.819323	9.652396	-1.70%	490
2012	9.989602	9.819323	-1.70%	8,301
2011	10.161875	9.989602	-1.70%	6,458
2010	10.337602	10.161875	-1.70%	9,693
2009	10.511969	10.337602	-1.66%	12,852

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.226922	8.564111	-16.26%	0
2017	8.186707	10.226922	24.92%	0
2016	8.275452	8.186707	-1.07%	0
2015	8.698760	8.275452	-4.87%	0
2014	8.913363	8.698760	-2.41%	0
2013	7.712871	8.913363	15.56%	9
2012	6.809681	7.712871	13.26%	11
2011	7.696934	6.809681	-11.53%	20
2010	6.928966	7.696934	11.08%	19
2009	5.445149	6.928966	27.25%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.135659	9.399063	-15.59%	116
2017	9.101700	11.135659	22.35%	123
2016	9.210492	9.101700	-1.18%	326
2015	9.501783	9.210492	-3.07%	345
2014	10.303705	9.501783	-7.78%	364
2013	8.661863	10.303705	18.95%	382
2012	7.454397	8.661863	16.20%	429
2011	8.701155	7.454397	-14.33%	897
2010	8.241771	8.701155	5.57%	938
2009	6.519215	8.241771	26.42%	979
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.906529	25.896454	-10.41%	3,222
2017	24.829067	28.906529	16.42%	3,226
2016	23.072770	24.829067	7.61%	3,230
2015	23.708454	23.072770	-2.68%	3,235
2014	22.973178	23.708454	3.20%	2,052
2013	18.366053	22.973178	25.09%	2,054
2012	16.120682	18.366053	13.93%	2,057
2011	17.070018	16.120682	-5.56%	2,061
2010	15.148905	17.070018	12.68%	14,400
2009	12.114945	15.148905	25.04%	14,404
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	17.010253	15.908678	-6.48%	0
2017	15.570464	17.010253	9.25%	16
2016	14.899909	15.570464	4.50%	16
2015	15.183966	14.899909	-1.87%	16
2014	14.769342	15.183966	2.81%	16
2013	13.246513	14.769342	11.50%	0
2012	12.319785	13.246513	7.52%	0
2011	12.422474	12.319785	-0.83%	588
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.272668	18.636759	-8.07%	9,989
2017	17.962277	20.272668	12.86%	10,807
2016	16.959497	17.962277	5.91%	11,619
2015	17.345066	16.959497	-2.22%	12,535
2014	16.770944	17.345066	3.42%	13,444
2013	14.277565	16.770944	17.46%	13,990
2012	12.939906	14.277565	10.34%	8,764
2011	13.287558	12.939906	-2.62%	559
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.434180	13.931614	-3.48%	0
2017	13.893574	14.434180	3.89%	2,983
2016	13.555228	13.893574	2.50%	2,985
2015	13.753235	13.555228	-1.44%	2,987
2014	13.467169	13.753235	2.12%	2,989
2013	13.068618	13.467169	3.05%	2,991
2012	12.640931	13.068618	3.38%	2,994
2011	12.492878	12.640931	1.19%	10,079
2010	12.001664	12.492878	4.09%	10,079
2009	11.192423	12.001664	7.23%	10,079
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.863576	11.004790	-7.24%	0
2017	10.583218	11.863576	12.10%	0
2016	10.184425	10.583218	3.92%	0
2015	10.707620	10.184425	-4.89%	0
2014	10.631704	10.707620	0.71%	0
2013*	10.000000	10.631704	6.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.235464	11.298190	-7.66%	0
2017	10.641350	12.235464	14.98%	0
2016	10.121357	10.641350	5.14%	0
2015	10.720404	10.121357	-5.59%	0
2014	10.719950	10.720404	0.00%	0
2013*	10.000000	10.719950	7.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.682010	20.100883	-7.29%	36,034
2017	19.531135	21.682010	11.01%	36,466
2016	18.543411	19.531135	5.33%	37,320
2015	18.927460	18.543411	-2.03%	37,740
2014	18.306317	18.927460	3.39%	38,167
2013	15.967796	18.306317	14.65%	38,548
2012	14.659593	15.967796	8.92%	40,439
2011	14.918601	14.659593	-1.74%	84,832
2010	13.683133	14.918601	9.03%	88,972
2009	11.683976	13.683133	17.11%	99,631

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.911341	23.500506	-9.30%	20,360
2017	22.590346	25.911341	14.70%	20,363
2016	21.183275	22.590346	6.64%	20,763
2015	21.708065	21.183275	-2.42%	23,338
2014	21.040498	21.708065	3.17%	23,585
2013	17.490352	21.040498	20.30%	23,660
2012	15.641258	17.490352	11.82%	22,654
2011	16.256941	15.641258	-3.79%	16,458
2010	14.656816	16.256941	10.92%	17,277
2009	11.986491	14.656816	22.28%	13,613
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.993790	17.026182	-5.38%	4,802
2017	16.760259	17.993790	7.36%	4,804
2016	16.129457	16.760259	3.91%	4,806
2015	16.413425	16.129457	-1.73%	4,809
2014	15.941727	16.413425	2.96%	4,813
2013	14.677045	15.941727	8.62%	4,817
2012	13.820321	14.677045	6.20%	4,037
2011	13.774685	13.820321	0.33%	3,129
2010	12.913074	13.774685	6.67%	3,081
2009	11.466673	12.913074	12.61%	3,024
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.761405	11.003088	-6.45%	0
2017	10.177714	11.761405	15.56%	0
2016	9.537981	10.177714	6.71%	0
2015	9.925991	9.537981	-3.91%	0
2014*	10.000000	9.925991	-0.74%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.895122	12.348323	-4.24%	0
2017	10.778820	12.895122	19.63%	0
2016	9.963836	10.778820	8.18%	0
2015	10.121830	9.963836	-1.56%	0
2014*	10.000000	10.121830	1.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	42.802611	37.281328	-12.90%	126
2017	37.606620	42.802611	13.82%	134
2016	31.802564	37.606620	18.25%	141
2015	33.193791	31.802564	-4.19%	150
2014	30.860662	33.193791	7.56%	158
2013	23.596073	30.860662	30.79%	166
2012	20.434535	23.596073	15.47%	602
2011	21.329936	20.434535	-4.20%	351
2010	17.193492	21.329936	24.06%	192
2009	12.789853	17.193492	34.43%	201

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.191726	9.985654	-18.09%	734
2017	9.879164	12.191726	23.41%	1,234
2016	10.304247	9.879164	-4.13%	1,326
2015	10.551539	10.304247	-2.34%	1,573
2014	10.881151	10.551539	-3.03%	2,045
2013	9.142317	10.881151	19.02%	2,361
2012	8.051216	9.142317	13.55%	2,590
2011	9.062326	8.051216	-11.16%	6,892
2010	8.100611	9.062326	11.87%	9,750
2009	6.054548	8.100611	33.79%	12,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.429826	14.161878	-18.75%	257
2017	14.469616	17.429826	20.46%	256
2016	14.020743	14.469616	3.20%	292
2015	15.068802	14.020743	-6.96%	297
2014	16.971863	15.068802	-11.21%	265
2013	14.262964	16.971863	18.99%	0
2012	12.396772	14.262964	15.05%	0
2011	15.087246	12.396772	-17.83%	0
2010	14.493621	15.087246	4.10%	0
2009	11.384808	14.493621	27.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.280470	17.365928	-5.00%	373
2017	14.317645	18.280470	27.68%	548
2016	14.280374	14.317645	0.26%	579
2015	14.086480	14.280374	1.38%	666
2014	13.009812	14.086480	8.28%	863
2013	9.846233	13.009812	32.13%	1,236
2012	8.624835	9.846233	14.16%	1,731
2011	9.066774	8.624835	-4.87%	1,469
2010	7.995483	9.066774	13.40%	2,535
2009	6.288065	7.995483	27.15%	5,086
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.278314	14.113025	-13.30%	0
2017	14.479495	16.278314	12.42%	0
2016	12.692602	14.479495	14.08%	0
2015	13.371647	12.692602	-5.08%	0
2014	12.338983	13.371647	8.37%	0
2013	9.296096	12.338983	32.73%	0
2012	8.042434	9.296096	15.59%	384
2011	8.712042	8.042434	-7.69%	0
2010	7.860693	8.712042	10.83%	0
2009	6.276217	7.860693	25.25%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	18.069739	16.508987	-8.64%	816
2017	14.414117	18.069739	25.36%	1,111
2016	13.825497	14.414117	4.26%	1,210
2015	14.113403	13.825497	-2.04%	1,810
2014	13.842586	14.113403	1.96%	2,121
2013	10.159648	13.842586	36.25%	1,935
2012	9.015486	10.159648	12.69%	2,112
2011	9.598319	9.015486	-6.07%	2,345
2010	7.720646	9.598319	24.32%	3,299
2009	6.198650	7.720646	24.55%	4,433
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.965038	17.895691	-14.64%	361
2017	18.733961	20.965038	11.91%	672
2016	16.205808	18.733961	15.60%	732
2015	16.975956	16.205808	-4.54%	845
2014	14.757742	16.975956	15.03%	1,054
2013	11.065093	14.757742	33.37%	1,275
2012	9.675375	11.065093	14.36%	1,430
2011	10.076273	9.675375	-3.98%	1,604
2010	8.568256	10.076273	17.60%	2,823
2009	6.680815	8.568256	28.25%	4,172
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.316669	25.545675	-9.79%	0
2017	23.109250	28.316669	22.53%	0
2016	21.754764	23.109250	6.23%	0
2015	22.014429	21.754764	-1.18%	0
2014	21.840806	22.014429	0.79%	0
2013	15.434684	21.840806	41.50%	0
2012	13.884361	15.434684	11.17%	0
2011	14.246687	13.884361	-2.54%	1,375
2010	11.584600	14.246687	22.98%	1,375
2009	9.265881	11.584600	25.02%	1,375
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	40.267057	32.801312	-18.54%	258
2017	37.664583	40.267057	6.91%	256
2016	30.501408	37.664583	23.48%	249
2015	33.111468	30.501408	-7.88%	284
2014	31.549689	33.111468	4.95%	311
2013	22.921069	31.549689	37.64%	365
2012	19.382715	22.921069	18.26%	388
2011	20.854531	19.382715	-7.06%	419
2010	16.774034	20.854531	24.33%	430
2009	13.558015	16.774034	23.72%	472

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	37.728306	32.324005	-14.32%	289
2017	33.903853	37.728306	11.28%	317
2016	28.143842	33.903853	20.47%	351
2015	29.183666	28.143842	-3.56%	907
2014	29.524266	29.183666	-1.15%	927
2013	21.369151	29.524266	38.16%	904
2012	18.866762	21.369151	13.26%	960
2011	20.374791	18.866762	-7.40%	5,186
2010	16.584203	20.374791	22.86%	4,827
2009	12.550074	16.584203	32.14%	5,332
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.627547	27.079926	-1.98%	620
2017	23.372181	27.627547	18.21%	954
2016	21.388690	23.372181	9.27%	1,018
2015	21.615524	21.388690	-1.05%	1,182
2014	19.665564	21.615524	9.92%	1,530
2013	15.295902	19.665564	28.57%	1,760
2012	13.668346	15.295902	11.91%	1,923
2011	13.851856	13.668346	-1.32%	2,180
2010	12.445536	13.851856	11.30%	3,291
2009	10.083723	12.445536	23.42%	5,859
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	14.063551	13.262301	-5.70%	0
2017	13.478067	14.063551	4.34%	986
2016	12.792348	13.478067	5.36%	988
2015	13.794413	12.792348	-7.26%	990
2014	10.911489	13.794413	26.42%	993
2013	10.808349	10.911489	0.95%	995
2012	9.513349	10.808349	13.61%	997
2011	9.117820	9.513349	4.34%	1,948
2010	7.144713	9.117820	27.62%	2,168
2009	5.569001	7.144713	28.29%	2,348
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.793244	15.701747	-6.50%	0
2017	14.091863	16.793244	19.17%	0
2016	12.868379	14.091863	9.51%	0
2015	12.968643	12.868379	-0.77%	0
2014	11.667162	12.968643	11.16%	0
2013*	10.000000	11.667162	16.67%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.117021	10.025673	-0.90%	114
2017	10.131505	10.117021	-0.14%	804
2016	10.055677	10.131505	0.75%	803
2015	10.264591	10.055677	-2.04%	1,054
2014	10.390782	10.264591	-1.21%	1,831
2013	10.559348	10.390782	-1.60%	2,014
2012	10.376793	10.559348	1.76%	2,019
2011	10.420487	10.376793	-0.42%	2,175
2010	10.350221	10.420487	0.68%	2,895
2009	9.830311	10.350221	5.29%	2,595
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.066143	14.000130	-12.86%	0
2017	14.313391	16.066143	12.25%	0
2016	12.046089	14.313391	18.82%	0
2015	12.883401	12.046089	-6.50%	0
2014	12.535651	12.883401	2.77%	0
2013*	10.000000	12.535651	25.36%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.456497	13.637313	-17.13%	655
2017	13.641211	16.456497	20.64%	983
2016	13.723442	13.641211	-0.60%	1,061
2015	14.527845	13.723442	-5.54%	1,249
2014	16.089992	14.527845	-9.71%	1,603
2013	13.629435	16.089992	18.05%	1,796
2012	11.596824	13.629435	17.53%	1,981
2011	13.471087	11.596824	-13.91%	2,223
2010	12.886142	13.471087	4.54%	3,914
2009*	10.000000	12.886142	28.86%	6,442
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	15.847002	12.935585	-18.37%	0
2017	12.717219	15.847002	24.61%	0
2016	13.175803	12.717219	-3.48%	0
2015	13.201963	13.175803	-0.20%	0
2014	13.884918	13.201963	-4.92%	0
2013	11.987167	13.884918	15.83%	0
2012	10.292858	11.987167	16.46%	0
2011	11.943459	10.292858	-13.82%	0
2010	9.957615	11.943459	19.94%	0
2009	7.530839	9.957615	32.22%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	36.292680	33.332674	-8.16%	0
2017	29.638376	36.292680	22.45%	0
2016	28.944934	29.638376	2.40%	0
2015	29.155483	28.944934	-0.72%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.898275	9.828414	-0.71%	1,563
2017	9.980033	9.898275	-0.82%	1,556
2016	10.029857	9.980033	-0.50%	1,488
2015	10.184595	10.029857	-1.52%	1,622
2014	10.297917	10.184595	-1.10%	2,043
2013	10.411789	10.297917	-1.09%	2,114
2012	10.125982	10.411789	2.82%	1,962
2011	10.270957	10.125982	-1.41%	1,978
2010	9.924075	10.270957	3.50%	1,536
2009	8.908440	9.924075	11.40%	4,239
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.488983	27.325167	-7.34%	0
2017	25.329374	29.488983	16.42%	0
2016	23.453225	25.329374	8.00%	0
2015	23.969959	23.453225	-2.16%	0
2014	22.091013	23.969959	8.51%	0
2013	16.331631	22.091013	35.27%	0
2012	14.970977	16.331631	9.09%	231
2011	15.713411	14.970977	-4.72%	231
2010	13.011216	15.713411	20.77%	0
2009	10.071209	13.011216	29.19%	247
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	39.063931	33.253391	-14.87%	115
2017	29.150051	39.063931	34.01%	122
2016	29.699454	29.150051	-1.85%	129
2015	29.142872	29.699454	1.91%	137
2014	29.049621	29.142872	0.32%	145
2013	23.270767	29.049621	24.83%	0
2012	19.573342	23.270767	18.89%	0
2011	21.767378	19.573342	-10.08%	0
2010	19.138232	21.767378	13.74%	0
2009	13.971006	19.138232	36.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.447431	9.802716	-6.17%	0
2017	10.022591	10.447431	4.24%	0
2016	9.594353	10.022591	4.46%	0
2015	10.009711	9.594353	-4.15%	0
2014	9.935290	10.009711	0.75%	0
2013	10.144346	9.935290	-2.06%	0
2012*	10.000000	10.144346	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.855103	8.583385	-20.93%	0
2017	8.732838	10.855103	24.30%	0
2016	9.131402	8.732838	-4.36%	0
2015	9.009507	9.131402	1.35%	0
2014*	10.000000	9.009507	-9.90%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	29.179493	26.358230	-9.67%	589
2017	25.448987	29.179493	14.66%	908
2016	23.259863	25.448987	9.41%	968
2015	22.949132	23.259863	1.35%	1,123
2014	21.146639	22.949132	8.52%	1,452
2013	16.366709	21.146639	29.21%	1,742
2012	14.278780	16.366709	14.62%	2,142
2011	14.571030	14.278780	-2.01%	2,080
2010	12.797538	14.571030	13.86%	3,137
2009	10.171462	12.797538	25.82%	26,103
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	41.594069	36.574328	-12.07%	0
2017	37.144367	41.594069	11.98%	0
2016	32.110324	37.144367	15.68%	70
2015	34.785456	32.110324	-7.69%	74
2014	31.693294	34.785456	9.76%	78
2013	22.927266	31.693294	38.23%	82
2012	19.822086	22.927266	15.67%	96
2011	20.656451	19.822086	-4.04%	265
2010	17.076263	20.656451	20.97%	276
2009	12.690879	17.076263	34.56%	288
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.370397	10.567277	-7.06%	0
2017	10.201628	11.370397	11.46%	0
2016	9.191387	10.201628	10.99%	0
2015	10.296406	9.191387	-10.73%	0
2014	10.427049	10.296406	-1.25%	0
2013	10.595789	10.427049	-1.59%	0
2012*	10.000000	10.595789	5.96%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.491208	9.814299	-6.45%	0
2017	9.721362	10.491208	7.92%	0
2016	8.734867	9.721362	11.29%	0
2015	9.101190	8.734867	-4.03%	0
2014	9.130346	9.101190	-0.32%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.691973	11.024001	-5.71%	0
2017	10.740639	11.691973	8.86%	0
2016	10.617598	10.740639	1.16%	0
2015	11.636159	10.617598	-8.75%	0
2014	11.801877	11.636159	-1.40%	0
2013	12.849827	11.801877	-8.16%	0
2012	12.422654	12.849827	3.44%	0
2011	11.655907	12.422654	6.58%	97
2010	10.841398	11.655907	7.51%	98
2009*	10.000000	10.841398	8.41%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.053020	10.889863	-1.48%	394
2017	11.104592	11.053020	-0.46%	565
2016	11.150585	11.104592	-0.41%	591
2015	11.319791	11.150585	-1.49%	6,942
2014	11.430031	11.319791	-0.96%	7,147
2013	11.654767	11.430031	-1.93%	7,284
2012	11.212140	11.654767	3.95%	8,812
2011	11.291696	11.212140	-0.70%	8,912
2010	10.920652	11.291696	3.40%	5,427
2009*	10.000000	10.920652	9.21%	1,886
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.144914	10.113821	-0.31%	0
2017	10.087343	10.144914	0.57%	0
2016*	10.000000	10.087343	0.87%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.850573	10.597384	-2.33%	0
2017	10.530441	10.850573	3.04%	0
2016	10.442267	10.530441	0.84%	0
2015	10.587320	10.442267	-1.37%	0
2014	10.339516	10.587320	2.40%	0
2013	10.738805	10.339516	-3.72%	0
2012	9.977132	10.738805	7.63%	0
2011*	10.000000	9.977132	-0.23%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.233955	10.104581	-10.05%	0
2017*	10.000000	11.233955	12.34%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.283219	13.366866	0.63%	0
2017	10.322272	13.283219	28.69%	0
2016*	10.000000	10.322272	3.22%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.636815	16.406877	-20.50%	0
2017	16.584400	20.636815	24.44%	0
2016	17.294739	16.584400	-4.11%	0
2015	17.569240	17.294739	-1.56%	0
2014	19.172587	17.569240	-8.36%	0
2013	15.229073	19.172587	25.89%	0
2012	12.707935	15.229073	19.84%	0
2011	15.562903	12.707935	-18.34%	0
2010	14.389186	15.562903	8.16%	0
2009	11.744881	14.389186	22.51%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	34.057955	33.762646	-0.87%	0
2017	27.213906	34.057955	25.15%	0
2016	31.005791	27.213906	-12.23%	0
2015	28.044718	31.005791	10.56%	0
2014	21.741054	28.044718	28.99%	0
2013	14.694301	21.741054	47.96%	142
2012	11.411460	14.694301	28.77%	82
2011	10.516214	11.411460	8.51%	82
2010*	10.000000	10.516214	5.16%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.324908	5.153290	-29.65%	0
2017	7.601069	7.324908	-3.63%	0
2016	5.391522	7.601069	40.98%	0
2015	8.263698	5.391522	-34.76%	0
2014	10.423375	8.263698	-20.72%	0
2013	9.613860	10.423375	8.42%	0
2012*	10.000000	9.613860	-3.86%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.492566	5.281930	-29.50%	0
2017	7.753425	7.492566	-3.36%	0
2016	5.488215	7.753425	41.27%	0
2015	8.389247	5.488215	-34.58%	0
2014	10.549928	8.389247	-20.48%	0
2013	9.709583	10.549928	8.65%	0
2012*	10.000000	9.709583	-2.90%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	24.113103	20.547995	-14.78%	0
2017	19.397100	24.113103	24.31%	0
2016	18.991795	19.397100	2.13%	0
2015	19.941225	18.991795	-4.76%	0
2014	18.408504	19.941225	8.33%	0
2013	13.982633	18.408504	31.65%	0
2012	12.233505	13.982633	14.30%	0
2011	13.356549	12.233505	-8.41%	0
2010	12.094407	13.356549	10.44%	0
2009	9.683170	12.094407	24.90%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	19.953681	19.042999	-4.56%	0
2017	18.082872	19.953681	10.35%	0
2016	17.084243	18.082872	5.85%	0
2015	17.165300	17.084243	-0.47%	0
2014	14.791120	17.165300	16.05%	0
2013	12.577739	14.791120	17.60%	0
2012	11.320232	12.577739	11.11%	0
2011	10.814236	11.320232	4.68%	0
2010	9.710622	10.814236	11.37%	0
2009	8.556198	9.710622	13.49%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.298982	24.935122	-1.44%	0
2017	19.120142	25.298982	32.32%	0
2016	19.349585	19.120142	-1.19%	0
2015	19.423171	19.349585	-0.38%	0
2014	19.023922	19.423171	2.10%	0
2013	13.835116	19.023922	37.50%	0
2012	11.691049	13.835116	18.34%	0
2011	12.590498	11.691049	-7.14%	0
2010*	10.000000	12.590498	25.90%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.668156	28.546860	-0.42%	0
2017	23.170864	28.668156	23.73%	0
2016	21.875813	23.170864	5.92%	0
2015	22.914709	21.875813	-4.53%	0
2014	23.757157	22.914709	-3.55%	0
2013	16.087110	23.757157	47.68%	0
2012	15.171806	16.087110	6.03%	219
2011	16.177314	15.171806	-6.22%	219
2010	12.981380	16.177314	24.62%	0
2009	8.651424	12.981380	50.05%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.609964	11.477850	-8.98%	0
2017	11.225990	12.609964	12.33%	0
2016	11.053331	11.225990	1.56%	0
2015	11.398410	11.053331	-3.03%	0
2014	11.133083	11.398410	2.38%	0
2013	10.123337	11.133083	9.97%	0
2012*	10.000000	10.123337	1.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	29.926415	27.681366	-7.50%	0
2017	25.681728	29.926415	16.53%	0
2016	23.532724	25.681728	9.13%	0
2015	23.614969	23.532724	-0.35%	0
2014	21.992417	23.614969	7.38%	0
2013	16.630891	21.992417	32.24%	0
2012	14.438026	16.630891	15.19%	276
2011	13.853680	14.438026	4.22%	895
2010	12.500366	13.853680	10.83%	5,277
2009	10.571782	12.500366	18.24%	6,184
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.635437	-23.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	42.419393	35.298671	-16.79%	46
2017	38.256744	42.419393	10.88%	50
2016	31.200744	38.256744	22.61%	56
2015	33.673966	31.200744	-7.34%	64
2014	31.459395	33.673966	7.04%	4,122
2013	23.263995	31.459395	35.23%	7,289
2012	19.987746	23.263995	16.39%	9,189
2011	22.262631	19.987746	-10.22%	10,668
2010	17.899440	22.262631	24.38%	9,647
2009	12.770620	17.899440	40.16%	8,105
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.226427	12.627447	-4.53%	712
2017	12.984597	13.226427	1.86%	717
2016	12.659799	12.984597	2.57%	685
2015	13.211386	12.659799	-4.18%	720
2014	13.017171	13.211386	1.49%	26,380
2013	14.476590	13.017171	-10.08%	65,672
2012	13.721610	14.476590	5.50%	73,568
2011	12.497477	13.721610	9.80%	88,419
2010	12.100594	12.497477	3.28%	91,113
2009	11.174654	12.100594	8.29%	83,672

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	28.820710	26.276737	-8.83%	0
2017	24.383315	28.820710	18.20%	0
2016	21.922692	24.383315	11.22%	0
2015	23.724581	21.922692	-7.60%	0
2014	21.496310	23.724581	10.37%	0
2013	16.148867	21.496310	33.11%	0
2012	14.360944	16.148867	12.45%	0
2011	14.210230	14.360944	1.06%	138
2010	12.702518	14.210230	11.87%	927
2009	10.977647	12.702518	15.71%	1,416
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.972226	24.772924	-14.49%	811
2017	26.453221	28.972226	9.52%	845
2016	21.939001	26.453221	20.58%	1,336
2015	22.688162	21.939001	-3.30%	1,197
2014	19.866235	22.688162	14.20%	5,717
2013	15.565748	19.866235	27.63%	30,856
2012	13.631589	15.565748	14.19%	57,359
2011	13.991845	13.631589	-2.57%	60,759
2010	11.969492	13.991845	16.90%	59,211
2009	9.385566	11.969492	27.53%	70,302
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.720397	10.227560	-4.60%	0
2017	10.189546	10.720397	5.21%	0
2016	9.192196	10.189546	10.85%	0
2015*	10.000000	9.192196	-8.08%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.969194	9.723128	-2.47%	0
2017	9.831075	9.969194	1.40%	0
2016	9.765557	9.831075	0.67%	0
2015*	10.000000	9.765557	-2.34%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.709605	11.559932	-9.05%	0
2017	11.104182	12.709605	14.46%	0
2016	9.737612	11.104182	14.03%	0
2015*	10.000000	9.737612	-2.62%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.565571	15.040663	-9.21%	0
2017	14.827213	16.565571	11.72%	0
2016	14.537422	14.827213	1.99%	0
2015	14.945997	14.537422	-2.73%	0
2014	14.923860	14.945997	0.15%	0
2013	13.275810	14.923860	12.41%	0
2012	12.288096	13.275810	8.04%	0
2011	12.978965	12.288096	-5.32%	0
2010	12.035254	12.978965	7.84%	0
2009*	10.000000	12.035254	20.35%	4,513
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.176426	9.597586	-5.69%	0
2017*	10.000000	10.176426	1.76%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.451231	13.423198	-18.41%	0
2017	14.981834	16.451231	9.81%	0
2016	11.632000	14.981834	28.80%	575
2015	12.657171	11.632000	-8.10%	598
2014	12.197325	12.657171	3.77%	574
2013*	10.000000	12.197325	21.97%	570
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.303536	11.019331	-17.17%	1,779
2017	11.769594	13.303536	13.03%	1,927
2016	10.397956	11.769594	13.19%	2,153
2015	10.856344	10.397956	-4.22%	2,341
2014*	10.000000	10.856344	8.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	43.521784	38.918182	-10.58%	127
2017	39.406965	43.521784	10.44%	360
2016	31.899888	39.406965	23.53%	950
2015	33.242517	31.899888	-4.04%	2,522
2014	32.186213	33.242517	3.28%	15,031
2013	23.280544	32.186213	38.25%	55,063
2012	20.473298	23.280544	13.71%	88,263
2011	20.720623	20.473298	-1.19%	109,716
2010	16.760592	20.720623	23.63%	115,826
2009	13.644443	16.760592	22.84%	8,561

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	31.128111	29.095751	-6.53%	0
2017	26.136670	31.128111	19.10%	0
2016	23.869921	26.136670	9.50%	0
2015	24.085928	23.869921	-0.90%	0
2014	21.674639	24.085928	11.12%	6,077
2013	16.749922	21.674639	29.40%	11,761
2012	14.764267	16.749922	13.45%	19,566
2011	14.787085	14.764267	-0.15%	41,976
2010	13.140125	14.787085	12.53%	50,722
2009	10.610643	13.140125	23.84%	55,199
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.424124	25.027866	-8.74%	0
2017	21.975600	27.424124	24.79%	0
2016	20.779660	21.975600	5.76%	0
2015	21.739768	20.779660	-4.42%	0
2014	20.520863	21.739768	5.94%	1,904
2013	17.286242	20.520863	18.71%	7,878
2012	15.975323	17.286242	8.21%	30,820
2011	14.952491	15.975323	6.84%	33,046
2010	13.228460	14.952491	13.03%	10,694
2009	11.015450	13.228460	20.09%	8,471
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	26.001246	20.616715	-20.71%	0
2017	21.277433	26.001246	22.20%	0
2016	18.542259	21.277433	14.75%	0
2015	19.360898	18.542259	-4.23%	0
2014	19.448752	19.360898	-0.45%	0
2013	13.355199	19.448752	45.63%	0
2012	11.305454	13.355199	18.13%	0
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	0
2009	8.430458	10.416903	23.56%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.500539	10.306919	-1.84%	0
2017	10.331401	10.500539	1.64%	0
2016	9.651508	10.331401	7.04%	0
2015	9.921864	9.651508	-2.72%	0
2014	10.041128	9.921864	-1.19%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.038948	-9.61%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.630688	13.285945	-2.53%	0
2017	13.371465	13.630688	1.94%	0
2016	13.144729	13.371465	1.72%	0
2015	13.437907	13.144729	-2.18%	0
2014	13.213100	13.437907	1.70%	8,744
2013	13.348274	13.213100	-1.01%	32,000
2012	12.413950	13.348274	7.53%	31,879
2011	12.387889	12.413950	0.21%	36,413
2010	11.644119	12.387889	6.39%	40,677
2009	9.863406	11.644119	18.05%	46,595
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.219846	-17.80%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.570740	15.585374	-5.95%	0
2017	14.951678	16.570740	10.83%	0
2016	14.460919	14.951678	3.39%	0
2015	14.796984	14.460919	-2.27%	0
2014	14.451944	14.796984	2.39%	28,103
2013	12.994518	14.451944	11.22%	60,231
2012	11.853500	12.994518	9.63%	70,736
2011	12.115952	11.853500	-2.17%	80,609
2010	10.956998	12.115952	10.58%	114,755
2009	8.996925	10.956998	21.79%	130,153
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.817867	16.440400	-7.73%	0
2017	15.597977	17.817867	14.23%	5,234
2016	15.004361	15.597977	3.96%	6,405
2015	15.342047	15.004361	-2.20%	8,056
2014	14.929274	15.342047	2.76%	52,688
2013	13.140604	14.929274	13.61%	107,479
2012	11.829064	13.140604	11.09%	343,595
2011	12.190669	11.829064	-2.97%	419,426
2010	10.852605	12.190669	12.33%	472,376
2009	8.592820	10.852605	26.30%	493,722
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.393080	17.517235	-9.67%	0
2017	16.353289	19.393080	18.59%	4,991
2016	15.646468	16.353289	4.52%	10,110
2015	16.009966	15.646468	-2.27%	12,551
2014	15.557219	16.009966	2.91%	18,809
2013	13.042099	15.557219	19.28%	28,458
2012	11.525200	13.042099	13.16%	51,907
2011	12.071604	11.525200	-4.53%	92,346
2010	10.601792	12.071604	13.86%	111,251
2009	8.225886	10.601792	28.88%	114,090

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.869726	11.142978	-6.12%	38
2017	10.403804	11.869726	14.09%	0
2016*	10.000000	10.403804	4.04%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.277352	12.030208	-26.09%	0
2017	17.039350	16.277352	-4.47%	0
2016	12.989684	17.039350	31.18%	0
2015	16.683154	12.989684	-22.14%	0
2014	19.465593	16.683154	-14.29%	0
2013	15.958849	19.465593	21.97%	0
2012	15.509505	15.958849	2.90%	0
2011	16.651031	15.509505	-6.86%	0
2010	14.222735	16.651031	17.07%	0
2009	9.809426	14.222735	44.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.980327	24.242577	-10.15%	655
2017	24.375886	26.980327	10.68%	660
2016	21.076366	24.375886	15.66%	713
2015	22.401267	21.076366	-5.91%	1,692
2014	21.018038	22.401267	6.58%	27,114
2013	16.735236	21.018038	25.59%	60,148
2012	14.552109	16.735236	15.00%	73,937
2011	14.714425	14.552109	-1.10%	96,981
2010	13.032263	14.714425	12.91%	122,787
2009	10.212523	13.032263	27.61%	134,444
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.864962	11.476735	-10.79%	73
2017	11.228216	12.864962	14.58%	0
2016*	10.000000	11.228216	12.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	33.125525	32.401875	-2.18%	2,166
2017	25.007038	33.125525	32.46%	2,798
2016	25.312028	25.007038	-1.20%	3,299
2015	24.098990	25.312028	5.03%	3,545
2014	22.094915	24.098990	9.07%	5,564
2013	16.535427	22.094915	33.62%	19,746
2012	14.711717	16.535427	12.40%	14,874
2011	14.978073	14.711717	-1.78%	25,194
2010	12.307758	14.978073	21.70%	31,833
2009	9.789375	12.307758	25.73%	35,293

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.952057	13.598682	-2.53%	9,216
2017	13.654784	13.952057	2.18%	14,599
2016	13.301694	13.654784	2.65%	21,557
2015	13.654647	13.301694	-2.58%	37,227
2014	13.158621	13.654647	3.77%	325,349
2013	13.675795	13.158621	-3.78%	1,076,852
2012	13.181320	13.675795	3.75%	1,282,046
2011	12.533669	13.181320	5.17%	1,285,709
2010	11.861582	12.533669	5.67%	1,604,292
2009	10.455436	11.861582	13.45%	2,159,427
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	45.153552	37.805757	-16.27%	384
2017	38.125550	45.153552	18.43%	576
2016	34.669062	38.125550	9.97%	1,276
2015	35.870883	34.669062	-3.35%	2,170
2014	34.432944	35.870883	4.18%	20,618
2013	25.793803	34.432944	33.49%	60,971
2012	22.916990	25.793803	12.55%	81,637
2011	26.163996	22.916990	-12.41%	111,876
2010	20.711886	26.163996	26.32%	137,640
2009	15.084376	20.711886	37.31%	174,395
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.793978	21.524452	-16.55%	275
2017	20.195707	25.793978	27.72%	469
2016	21.697549	20.195707	-6.92%	517
2015	21.379298	21.697549	1.49%	613
2014	23.728933	21.379298	-9.90%	0
2013	18.554195	23.728933	27.89%	0
2012	15.688360	18.554195	18.27%	0
2011	19.317013	15.688360	-18.78%	0
2010	17.425249	19.317013	10.86%	0
2009	14.051348	17.425249	24.01%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.181991	11.195059	-8.10%	0
2017	11.947729	12.181991	1.96%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	36.115510	29.271372	-18.95%	0
2017	30.865947	36.115510	17.01%	0
2016	28.748640	30.865947	7.36%	0
2015	30.225071	28.748640	-4.88%	0
2014	28.882321	30.225071	4.65%	0
2013	22.580709	28.882321	27.91%	0
2012	18.088260	22.580709	24.84%	245
2011	20.239014	18.088260	-10.63%	4,193
2010	16.304818	20.239014	24.13%	4,991
2009	10.559959	16.304818	54.40%	5,567

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.847916	12.291558	-11.24%	0
2017	12.586187	13.847916	10.02%	0
2016	11.317969	12.586187	11.21%	0
2015	12.282750	11.317969	-7.85%	0
2014	12.155342	12.282750	1.05%	0
2013	9.995709	12.155342	21.61%	0
2012	8.821565	9.995709	13.31%	0
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.267133	15.293054	-5.99%	0
2017	15.095803	16.267133	7.76%	0
2016	13.474340	15.095803	12.03%	0
2015	14.755268	13.474340	-8.68%	0
2014	14.355460	14.755268	2.79%	7,857
2013	12.823360	14.355460	11.95%	80,388
2012	11.586341	12.823360	10.68%	100,457
2011	11.517649	11.586341	0.60%	119,392
2010	10.404178	11.517649	10.70%	127,768
2009	7.809563	10.404178	33.22%	136,720
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.281441	29.171345	-6.75%	0
2017	26.407776	31.281441	18.46%	0
2016	23.161204	26.407776	14.02%	0
2015	24.466302	23.161204	-5.33%	374
2014	22.904150	24.466302	6.82%	1,746
2013	17.975242	22.904150	27.42%	4,779
2012	16.341438	17.975242	10.00%	20,316
2011	15.690609	16.341438	4.15%	51,757
2010	13.237176	15.690609	18.53%	65,253
2009	11.481566	13.237176	15.29%	86,072
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.859784	34.115883	-14.41%	1,169
2017	36.662493	39.859784	8.72%	1,564
2016	28.661334	36.662493	27.92%	3,140
2015	31.498756	28.661334	-9.01%	6,248
2014	31.877872	31.498756	-1.19%	37,337
2013	23.815169	31.877872	33.86%	126,563
2012	20.475326	23.815169	16.31%	220,210
2011	21.653562	20.475326	-5.44%	282,751
2010	17.188036	21.653562	25.98%	295,330
2009	13.545032	17.188036	26.90%	485,389

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.717292	9.692817	-17.28%	0
2017	8.493234	11.717292	37.96%	0
2016	7.360283	8.493234	15.39%	0
2015	9.318140	7.360283	-21.01%	0
2014*	10.000000	9.318140	-6.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	23.490615	19.513519	-16.93%	0
2017	20.487734	23.490615	14.66%	0
2016	19.455662	20.487734	5.30%	1,249
2015	21.177287	19.455662	-8.13%	1,188
2014	24.254593	21.177287	-12.69%	29,244
2013	20.075043	24.254593	20.82%	0
2012	17.282333	20.075043	16.16%	0
2011	19.682940	17.282333	-12.20%	0
2010	18.479732	19.682940	6.51%	0
2009	13.724837	18.479732	34.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.265261	9.278618	0.14%	0
2017	9.251671	9.265261	0.15%	0
2016	9.147207	9.251671	1.14%	0
2015	9.728973	9.147207	-5.98%	0
2014	9.724029	9.728973	0.05%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.244333	11.507317	-6.02%	0
2017	11.017255	12.244333	11.14%	0
2016	10.746793	11.017255	2.52%	0
2015	11.613836	10.746793	-7.47%	0
2014	11.372017	11.613836	2.13%	0
2013	10.191846	11.372017	11.58%	0
2012*	10.000000	10.191846	1.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.377087	-6.23%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.124128	9.441271	-6.74%	0
2017	9.938737	10.124128	1.87%	0
2016	10.164440	9.938737	-2.22%	0
2015	10.157686	10.164440	0.07%	0
2014	9.878324	10.157686	2.83%	0
2013*	10.000000	9.878324	-1.22%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.072700	17.063893	-5.58%	0
2017	14.480036	18.072700	24.81%	0
2016	14.445873	14.480036	0.24%	0
2015	14.036442	14.445873	2.92%	0
2014	13.207581	14.036442	6.28%	0
2013	9.615981	13.207581	37.35%	0
2012*	10.000000	9.615981	-3.84%	3,831
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.107729	13.120208	-13.16%	0
2017	13.410910	15.107729	12.65%	0
2016	12.061506	13.410910	11.19%	0
2015	12.825380	12.061506	-5.96%	0
2014	12.531340	12.825380	2.35%	0
2013	9.928417	12.531340	26.22%	139
2012*	10.000000	9.928417	-0.72%	190
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.234125	15.011527	-7.53%	218
2017	13.527218	16.234125	20.01%	232
2016	13.689158	13.527218	-1.18%	243
2015	13.789343	13.689158	-0.73%	249
2014	13.032547	13.789343	5.81%	6,663
2013	9.710282	13.032547	34.21%	11,455
2012*	10.000000	9.710282	-2.90%	14,434
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.451603	14.354042	-7.10%	0
2017	13.296360	15.451603	16.21%	0
2016	13.889249	13.296360	-4.27%	0
2015	15.424075	13.889249	-9.95%	0
2014	16.571392	15.424075	-6.92%	0
2013	13.478931	16.571392	22.94%	0
2012	11.512000	13.478931	17.09%	0
2011	12.626540	11.512000	-8.83%	631
2010	11.825400	12.626540	6.77%	0
2009*	10.000000	11.825400	18.25%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.882390	12.388067	-3.84%	0
2017	12.290364	12.882390	4.82%	0
2016	10.765970	12.290364	14.16%	0
2015	11.720147	10.765970	-8.14%	0
2014	11.705933	11.720147	0.12%	0
2013	10.782323	11.705933	8.57%	0
2012*	10.000000	10.782323	7.82%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.343191	16.046202	-1.82%	157
2017	13.107873	16.343191	24.68%	195
2016	12.571862	13.107873	4.26%	1,085
2015	13.580801	12.571862	-7.43%	1,074
2014	12.814288	13.580801	5.98%	3,465
2013	10.037435	12.814288	27.66%	5,410
2012*	10.000000	10.037435	0.37%	492
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	26.814348	26.456141	-1.34%	0
2017	23.101107	26.814348	16.07%	0
2016	22.537022	23.101107	2.50%	0
2015	22.844673	22.537022	-1.35%	0
2014	21.481798	22.844673	6.34%	0
2013	18.250267	21.481798	17.71%	469
2012	16.384652	18.250267	11.39%	469
2011	16.452918	16.384652	-0.41%	469
2010	15.488254	16.452918	6.23%	470
2009	12.552746	15.488254	23.39%	583
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.950738	9.649897	-3.02%	6,586
2017	9.798941	9.950738	1.55%	6,420
2016	9.756238	9.798941	0.44%	6,058
2015*	10.000000	9.756238	-2.44%	4,355
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	40.420567	40.391748	-0.07%	0
2017	31.645736	40.420567	27.73%	0
2016	31.594142	31.645736	0.16%	0
2015	28.727558	31.594142	9.98%	0
2014	26.956617	28.727558	6.57%	3,848
2013	20.962185	26.956617	28.60%	29,742
2012	17.226388	20.962185	21.69%	40,491
2011	18.840477	17.226388	-8.57%	44,713
2010	18.009002	18.840477	4.62%	44,463
2009	12.553269	18.009002	43.46%	42,827
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.238659	23.037227	-0.87%	0
2017	16.320797	23.238659	42.39%	0
2016	14.589746	16.320797	11.86%	0
2015	14.190371	14.589746	2.81%	0
2014	13.208445	14.190371	7.43%	0
2013	9.929462	13.208445	33.02%	0
2012*	10.000000	9.929462	-0.71%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	30.201271	25.178632	-16.63%	96
2017	23.498756	30.201271	28.52%	96
2016	25.635747	23.498756	-8.34%	96
2015	28.611695	25.635747	-10.40%	96
2014	33.130857	28.611695	-13.64%	97
2013	29.506835	33.130857	12.28%	97
2012	26.536056	29.506835	11.20%	97
2011	39.916616	26.536056	-33.52%	0
2010	32.496924	39.916616	22.83%	0
2009	18.470555	32.496924	75.94%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.763266	8.611608	-19.99%	0
2017	8.569707	10.763266	25.60%	0
2016	7.221288	8.569707	18.67%	0
2015	9.193954	7.221288	-21.46%	0
2014	9.812785	9.193954	-6.31%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.148188	9.867284	-2.77%	0
2017	9.944211	10.148188	2.05%	0
2016*	10.000000	9.944211	-0.56%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.404179	15.838692	-3.45%	182
2017	13.215531	16.404179	24.13%	227
2016	12.362520	13.215531	6.90%	833
2015	12.858653	12.362520	-3.86%	843
2014	14.148077	12.858653	-9.11%	564
2013	10.196918	14.148077	38.75%	506
2012*	10.000000	10.196918	1.97%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.824310	29.787494	-11.93%	5,088
2017	29.335665	33.824310	15.30%	6,409
2016	26.241671	29.335665	11.79%	11,298
2015	26.960908	26.241671	-2.67%	19,611
2014	24.900646	26.960908	8.27%	112,584
2013	18.690785	24.900646	33.22%	446,094
2012	16.417040	18.690785	13.85%	692,271
2011	16.787166	16.417040	-2.20%	858,620
2010	15.362835	16.787166	9.27%	953,189
2009	12.769555	15.362835	20.31%	1,090,234

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.494003	17.288585	-11.31%	1,590
2017	15.644395	19.494003	24.61%	1,926
2016	15.333259	15.644395	2.03%	3,522
2015	14.678641	15.333259	4.46%	3,493
2014	14.772760	14.678641	-0.64%	5,973
2013	11.780323	14.772760	25.40%	19,608
2012	10.342861	11.780323	13.90%	18,459
2011	10.717202	10.342861	-3.49%	16,483
2010*	10.000000	10.717202	7.17%	8,235
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.703567	12.551869	-1.19%	0
2017	10.092905	12.703567	25.87%	0
2016	9.705202	10.092905	3.99%	0
2015*	10.000000	9.705202	-2.95%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.310739	12.957456	-2.65%	0
2017	12.793045	13.310739	4.05%	0
2016	12.299519	12.793045	4.01%	0
2015	12.623666	12.299519	-2.57%	363
2014	11.944821	12.623666	5.68%	10,684
2013	12.228538	11.944821	-2.32%	17,550
2012	11.398966	12.228538	7.28%	23,712
2011	11.006698	11.398966	3.56%	27,974
2010	10.483703	11.006698	4.99%	32,371
2009	9.755312	10.483703	7.47%	42,126
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	24.535497	22.405716	-8.68%	0
2017	22.787047	24.535497	7.67%	0
2016	20.972725	22.787047	8.65%	0
2015	21.600197	20.972725	-2.90%	0
2014	21.367349	21.600197	1.09%	0
2013	23.835104	21.367349	-10.35%	0
2012	20.581468	23.835104	15.81%	0
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.243756	9.269537	-9.51%	0
2017	9.263630	10.243756	10.58%	0
2016	8.200726	9.263630	12.96%	0
2015*	10.000000	8.200726	-17.99%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.954527	17.283678	-8.82%	0
2017	16.415371	18.954527	15.47%	0
2016	15.050741	16.415371	9.07%	0
2015	16.501542	15.050741	-8.79%	0
2014	17.149472	16.501542	-3.78%	0
2013	13.231297	17.149472	29.61%	179
2012	10.982532	13.231297	20.48%	198
2011	11.280501	10.982532	-2.64%	220
2010*	10.000000	11.280501	12.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.967473	23.094514	-11.06%	195
2017	24.372160	25.967473	6.55%	1,318
2016	20.634332	24.372160	18.11%	1,312
2015	21.978136	20.634332	-6.11%	2,023
2014	19.805247	21.978136	10.97%	65,768
2013	15.309114	19.805247	29.37%	169,014
2012	13.615559	15.309114	12.44%	207,657
2011	13.790494	13.615559	-1.27%	264,000
2010	12.404567	13.790494	11.17%	284,540
2009*	10.000000	12.404567	24.05%	2,332
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.059679	15.924989	-6.65%	157,689
2017	14.994535	17.059679	13.77%	188,203
2016	14.000824	14.994535	7.10%	237,560
2015	14.111333	14.000824	-0.78%	279,408
2014	13.679983	14.111333	3.15%	726,130
2013	11.293817	13.679983	21.13%	961,158
2012	9.934130	11.293817	13.69%	1,144,942
2011	10.017612	9.934130	-0.83%	1,332,899
2010	9.102112	10.017612	10.06%	1,445,885
2009	7.506594	9.102112	21.25%	1,490,156
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.353917	11.034410	-2.81%	247,016
2017	11.196015	11.353917	1.41%	260,545
2016	11.100673	11.196015	0.86%	261,431
2015	11.324564	11.100673	-1.98%	292,821
2014	10.979648	11.324564	3.14%	826,493
2013	11.470453	10.979648	-4.28%	981,801
2012	11.122824	11.470453	3.13%	939,990
2011	10.707494	11.122824	3.88%	1,019,043
2010	10.282254	10.707494	4.14%	1,083,700
2009	9.331593	10.282254	10.19%	1,106,289

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.790944	17.610611	-11.02%	1,109
2017	15.379692	19.790944	28.68%	1,560
2016	15.623617	15.379692	-1.56%	4,048
2015	14.925333	15.623617	4.68%	4,061
2014	14.917365	14.925333	0.05%	38,248
2013	11.802543	14.917365	26.39%	89,412
2012	9.839907	11.802543	19.95%	103,950
2011	11.042898	9.839907	-10.89%	121,385
2010	10.098290	11.042898	9.35%	118,345
2009	7.258389	10.098290	39.13%	116,073
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	20.081770	19.598859	-2.40%	457
2017	15.992791	20.081770	25.57%	1,120
2016	14.924156	15.992791	7.16%	5,001
2015	14.272660	14.924156	4.56%	5,212
2014	13.442503	14.272660	6.18%	70,210
2013	10.556109	13.442503	27.34%	153,965
2012	9.151941	10.556109	15.34%	199,017
2011	9.772798	9.151941	-6.35%	237,187
2010	8.415640	9.772798	16.13%	252,130
2009	6.171929	8.415640	36.35%	252,330
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.906057	16.245630	-3.91%	155,115
2017	14.111928	16.906057	19.80%	187,608
2016	12.929086	14.111928	9.15%	228,147
2015	13.017917	12.929086	-0.68%	262,838
2014	12.020395	13.017917	8.30%	751,064
2013	9.200983	12.020395	30.64%	921,576
2012	8.000182	9.200983	15.01%	1,113,574
2011	8.328583	8.000182	-3.94%	1,334,525
2010	7.638486	8.328583	9.03%	1,418,427
2009	5.948820	7.638486	28.40%	1,435,286
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.787057	15.145576	-4.06%	3,373
2017	15.110733	15.787057	4.48%	3,418
2016	14.155154	15.110733	6.75%	4,625
2015	14.836111	14.155154	-4.59%	4,747
2014	14.535835	14.836111	2.07%	19,803
2013	14.962997	14.535835	-2.85%	44,574
2012	13.568081	14.962997	10.28%	40,692
2011	13.083288	13.568081	3.71%	44,414
2010	12.041376	13.083288	8.65%	51,946
2009	9.853499	12.041376	22.20%	46,476

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.701451	27.001980	-9.09%	878
2017	25.685564	29.701451	15.63%	1,702
2016	22.234394	25.685564	15.52%	4,615
2015	24.207767	22.234394	-8.15%	9,009
2014	22.619836	24.207767	7.02%	47,649
2013	17.015902	22.619836	32.93%	169,017
2012	14.656457	17.015902	16.10%	274,915
2011	15.307241	14.656457	-4.25%	333,643
2010	13.495264	15.307241	13.43%	366,353
2009	10.708491	13.495264	26.02%	172,035
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.901347	9.802299	-10.08%	0
2017	9.368039	10.901347	16.37%	0
2016	9.259011	9.368039	1.18%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.063921	0.64%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	22.045955	21.008517	-4.71%	1,154
2017	21.017384	22.045955	4.89%	1,217
2016	18.738048	21.017384	12.16%	1,280
2015	19.582429	18.738048	-4.31%	1,556
2014	19.435544	19.582429	0.76%	1,620
2013	18.475098	19.435544	5.20%	1,475
2012	16.415411	18.475098	12.55%	1,539
2011	16.092715	16.415411	2.01%	1,602
2010	14.475127	16.092715	11.17%	1,666
2009	10.091024	14.475127	43.45%	1,728
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.948707	15.816642	-6.68%	0
2017	13.826270	16.948707	22.58%	0
2016	12.393340	13.826270	11.56%	0
2015	12.766378	12.393340	-2.92%	0
2014	12.193947	12.766378	4.69%	2,190
2013	8.646821	12.193947	41.02%	8,257
2012	7.532982	8.646821	14.79%	11,190
2011	8.678463	7.532982	-13.20%	11,983
2010	7.655149	8.678463	13.37%	11,909
2009	5.093703	7.655149	50.29%	18,378

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	18.085861	16.723719	-7.53%	5,881
2017	15.551262	18.085861	16.30%	8,423
2016	14.374388	15.551262	8.19%	14,825
2015	14.691900	14.374388	-2.16%	29,960
2014	13.531460	14.691900	8.58%	176,853
2013	9.940186	13.531460	36.13%	698,957
2012	9.083641	9.940186	9.43%	1,141,192
2011	9.557223	9.083641	-4.96%	1,334,097
2010	7.872447	9.557223	21.40%	1,490,031
2009	6.103951	7.872447	28.97%	2,243,470
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	15.069736	13.213674	-12.32%	0
2017	12.802587	15.069736	17.71%	0
2016	12.024315	12.802587	6.47%	0
2015	12.456988	12.024315	-3.47%	0
2014	12.133258	12.456988	2.67%	0
2013	9.537949	12.133258	27.21%	0
2012	8.358114	9.537949	14.12%	0
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.735159	12.652317	-7.88%	145,086
2017	12.475606	13.735159	10.10%	163,527
2016	11.966272	12.475606	4.26%	172,218
2015	12.309826	11.966272	-2.79%	198,355
2014	12.012839	12.309826	2.47%	380,687
2013	10.663756	12.012839	12.65%	469,870
2012	9.773150	10.663756	9.11%	551,719
2011	10.082476	9.773150	-3.07%	704,465
2010	9.294787	10.082476	8.47%	691,438
2009	7.895368	9.294787	17.72%	436,555
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.592140	13.165588	-9.78%	0
2017	12.824306	14.592140	13.79%	0
2016	12.161653	12.824306	5.45%	0
2015	12.544967	12.161653	-3.06%	1,718
2014	12.195542	12.544967	2.87%	1,282,657
2013	10.237652	12.195542	19.12%	2,345,517
2012	9.169449	10.237652	11.65%	2,484,279
2011	9.665696	9.169449	-5.13%	2,390,070
2010	8.753321	9.665696	10.42%	2,476,844
2009	7.175372	8.753321	21.99%	1,035,882

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.157713	11.632636	-4.32%	50,854
2017	11.633920	12.157713	4.50%	43,428
2016	11.318457	11.633920	2.79%	45,950
2015	11.605240	11.318457	-2.47%	54,999
2014	11.430565	11.605240	1.53%	75,968
2013	11.087244	11.430565	3.10%	62,521
2012	10.497989	11.087244	5.61%	66,325
2011	10.535889	10.497989	-0.36%	23,494
2010	10.040691	10.535889	4.93%	21,046
2009	9.042194	10.040691	11.04%	13,599
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.924834	10.893478	-8.65%	0
2017	10.575105	11.924834	12.76%	0
2016	10.196370	10.575105	3.71%	0
2015	10.843625	10.196370	-5.97%	0
2014	10.792845	10.843625	0.47%	0
2013*	10.000000	10.792845	7.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.245721	11.179303	-8.71%	0
2017	10.580763	12.245721	15.74%	0
2016	10.138838	10.580763	4.36%	0
2015	10.848497	10.138838	-6.54%	0
2014	10.930952	10.848497	-0.75%	0
2013*	10.000000	10.930952	9.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.201272	12.962680	-8.72%	269,874
2017	12.681924	14.201272	11.98%	312,310
2016	12.092268	12.681924	4.88%	359,653
2015	12.440261	12.092268	-2.80%	443,487
2014	12.108469	12.440261	2.74%	847,927
2013	10.461468	12.108469	15.74%	1,225,490
2012	9.476046	10.461468	10.40%	1,446,889
2011	9.874824	9.476046	-4.04%	1,431,191
2010	9.024479	9.874824	9.42%	1,754,881
2009	7.532112	9.024479	19.81%	514,385
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.807095	13.164082	-11.10%	0
2017	12.763725	14.807095	16.01%	24,421
2016	12.073870	12.763725	5.71%	32,725
2015	12.477060	12.073870	-3.23%	35,263
2014	12.145260	12.477060	2.73%	47,905
2013	9.946771	12.145260	22.10%	100,149
2012	8.835604	9.946771	12.58%	860,551
2011	9.433360	8.835604	-6.34%	898,696
2010	8.473381	9.433360	11.33%	968,642
2009	6.813408	8.473381	24.36%	100,107

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.262867	12.408854	-6.44%	66,225
2017	12.284078	13.262867	7.97%	87,060
2016	11.794839	12.284078	4.15%	105,842
2015	12.134187	11.794839	-2.80%	116,966
2014	11.865930	12.134187	2.26%	133,894
2013	10.857085	11.865930	9.29%	162,136
2012	10.042298	10.857085	8.11%	200,396
2011	10.248492	10.042298	-2.01%	190,965
2010	9.566746	10.248492	7.13%	181,574
2009	8.274211	9.566746	15.62%	39,678
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.306712	12.007000	-2.44%	5,318
2017	12.022809	12.306712	2.36%	6,598
2016	11.653100	12.022809	3.17%	8,646
2015	11.966029	11.653100	-2.62%	10,761
2014	11.634780	11.966029	2.85%	159,608
2013	12.099576	11.634780	-3.84%	592,682
2012	11.458211	12.099576	5.60%	657,190
2011	10.976951	11.458211	4.38%	680,694
2010	10.463248	10.976951	4.91%	846,307
2009	9.807050	10.463248	6.69%	1,168,721
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.120067	12.701870	-3.19%	0
2017	12.868367	13.120067	1.96%	963
2016	12.674139	12.868367	1.53%	890
2015	12.966964	12.674139	-2.26%	879
2014	12.583641	12.966964	3.05%	5,911
2013	13.075685	12.583641	-3.76%	5,208
2012	12.424769	13.075685	5.24%	5,633
2011	11.924351	12.424769	4.20%	6,436
2010	11.225826	11.924351	6.22%	8,703
2009	9.812853	11.225826	14.40%	8,648
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.816368	12.190678	-11.77%	0
2017	11.928364	13.816368	15.83%	0
2016	10.899102	11.928364	9.44%	0
2015	11.455121	10.899102	-4.85%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.831831	11.620421	-9.44%	0
2017	11.472795	12.831831	11.85%	0
2016	10.735192	11.472795	6.87%	0
2015	11.122340	10.735192	-3.48%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.548787	27.614252	-3.27%	522
2017	22.866170	28.548787	24.85%	548
2016	22.523552	22.866170	1.52%	568
2015	21.870050	22.523552	2.99%	5,862
2014	20.503983	21.870050	6.66%	30,706
2013	15.312714	20.503983	33.90%	78,950
2012	13.161472	15.312714	16.34%	151,074
2011	13.738189	13.161472	-4.20%	225,919
2010	12.885329	13.738189	6.62%	305,636
2009*	10.000000	12.885329	28.85%	1,046
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.580349	28.782772	-19.10%	0
2017	25.641899	35.580349	38.76%	0
2016	24.281437	25.641899	5.60%	0
2015	29.503519	24.281437	-17.70%	0
2014	31.854512	29.503519	-7.38%	0
2013	32.283453	31.854512	-1.33%	0
2012	28.087566	32.283453	14.94%	0
2011	36.932972	28.087566	-23.95%	0
2010	32.429811	36.932972	13.89%	0
2009	20.238876	32.429811	60.24%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.231708	12.010718	-1.81%	6,649
2017	12.194796	12.231708	0.30%	9,521
2016	12.320032	12.194796	-1.02%	15,750
2015	12.553135	12.320032	-1.86%	31,643
2014	12.218455	12.553135	2.74%	210,276
2013	12.961773	12.218455	-5.73%	726,277
2012	12.801881	12.961773	1.25%	892,322
2011	12.147918	12.801881	5.38%	905,170
2010	11.800022	12.147918	2.95%	1,123,737
2009	11.695753	11.800022	0.89%	1,728,852
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.983698	8.948363	-0.39%	2,980
2017	9.104895	8.983698	-1.33%	3,267
2016	9.265915	9.104895	-1.74%	3,708
2015	9.430955	9.265915	-1.75%	4,462
2014	9.598934	9.430955	-1.75%	79,306
2013	9.769905	9.598934	-1.75%	170,730
2012	9.944406	9.769905	-1.75%	228,015
2011	10.121033	9.944406	-1.75%	237,130
2010	10.301295	10.121033	-1.75%	288,328
2009	10.480380	10.301295	-1.71%	301,379

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.176760	8.517743	-16.30%	203
2017	8.150689	10.176760	24.86%	199
2016	8.243219	8.150689	-1.12%	223
2015	8.669291	8.243219	-4.91%	224
2014	8.887692	8.669291	-2.46%	7,191
2013	7.694573	8.887692	15.51%	16,250
2012	6.796997	7.694573	13.21%	16,864
2011	7.686505	6.796997	-11.57%	17,679
2010	6.923092	7.686505	11.03%	21,540
2009	5.443293	6.923092	27.19%	19,985
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.069760	9.338652	-15.64%	873
2017	9.052425	11.069760	22.29%	883
2016	9.165287	9.052425	-1.23%	983
2015	9.459956	9.165287	-3.11%	1,015
2014	10.263564	9.459956	-7.83%	7,764
2013	8.632502	10.263564	18.89%	10,449
2012	7.432925	8.632502	16.14%	13,714
2011	8.680525	7.432925	-14.37%	13,407
2010	8.226406	8.680525	5.52%	11,890
2009	6.510364	8.226406	26.36%	11,546
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.688685	25.688148	-10.46%	1,209
2017	24.654450	28.688685	16.36%	12,923
2016	22.922125	24.654450	7.56%	64,308
2015	23.565644	22.922125	-2.73%	208,944
2014	22.846408	23.565644	3.15%	366,524
2013	18.273978	22.846408	25.02%	549,789
2012	16.048045	18.273978	13.87%	784,474
2011	17.001736	16.048045	-5.61%	1,114,877
2010	15.095973	17.001736	12.62%	1,280,858
2009	12.078766	15.095973	24.98%	1,494,795
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.935489	15.830644	-6.52%	259,424
2017	15.509887	16.935489	9.19%	295,519
2016	14.849467	15.509887	4.45%	301,665
2015	15.140265	14.849467	-1.92%	343,916
2014	14.734335	15.140265	2.75%	385,515
2013	13.221841	14.734335	11.44%	388,275
2012	12.303112	13.221841	7.47%	337,740
2011	12.411964	12.303112	-0.88%	266,393
2010	11.503903	12.411964	7.89%	174,978
2009*	10.000000	11.503903	15.04%	4,320

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.183589	18.545373	-8.12%	0
2017	17.892430	20.183589	12.81%	0
2016	16.902122	17.892430	5.86%	0
2015	17.295177	16.902122	-2.27%	0
2014	16.731206	17.295177	3.37%	91,887
2013	14.250979	16.731206	17.40%	275,121
2012	12.922393	14.250979	10.28%	291,193
2011	13.276309	12.922393	-2.67%	304,130
2010	12.061576	13.276309	10.07%	300,749
2009*	10.000000	12.061576	20.62%	19,284
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.325377	13.819527	-3.53%	56,281
2017	13.795851	14.325377	3.84%	60,100
2016	13.466712	13.795851	2.44%	71,475
2015	13.670380	13.466712	-1.49%	88,448
2014	13.392845	13.670380	2.07%	133,242
2013	13.003124	13.392845	3.00%	144,779
2012	12.584001	13.003124	3.33%	152,962
2011	12.442939	12.584001	1.13%	171,124
2010	11.959774	12.442939	4.04%	191,422
2009	11.159036	11.959774	7.18%	177,326
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.835447	10.973073	-7.29%	0
2017	10.563493	11.835447	12.04%	0
2016	10.170610	10.563493	3.86%	0
2015	10.698535	10.170610	-4.93%	0
2014	10.628092	10.698535	0.66%	0
2013*	10.000000	10.628092	6.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.206448	11.265628	-7.71%	0
2017	10.621510	12.206448	14.92%	0
2016	10.107611	10.621510	5.08%	0
2015	10.711302	10.107611	-5.64%	0
2014	10.716307	10.711302	-0.05%	0
2013*	10.000000	10.716307	7.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.518631	19.939202	-7.34%	764,793
2017	19.393791	21.518631	10.96%	864,057
2016	18.422356	19.393791	5.27%	991,122
2015	18.813468	18.422356	-2.08%	1,127,286
2014	18.205323	18.813468	3.34%	2,294,979
2013	15.887798	18.205323	14.59%	5,225,446
2012	14.593590	15.887798	8.87%	7,523,035
2011	14.858981	14.593590	-1.79%	9,439,672
2010	13.635381	14.858981	8.97%	12,090,030
2009	11.649125	13.635381	17.05%	12,939,741

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.716095	23.311485	-9.35%	2,045
2017	22.431504	25.716095	14.64%	19,969
2016	21.044992	22.431504	6.59%	49,678
2015	21.577330	21.044992	-2.47%	228,413
2014	20.924427	21.577330	3.12%	1,142,927
2013	17.402708	20.924427	20.24%	3,061,902
2012	15.570810	17.402708	11.76%	7,298,565
2011	16.191935	15.570810	-3.84%	9,968,979
2010	14.605638	16.191935	10.86%	10,916,994
2009	11.950716	14.605638	22.22%	11,552,814
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.858160	16.889190	-5.43%	182,795
2017	16.642354	17.858160	7.31%	204,819
2016	16.024114	16.642354	3.86%	243,080
2015	16.314521	16.024114	-1.78%	248,027
2014	15.853731	16.314521	2.91%	426,007
2013	14.603455	15.853731	8.56%	674,724
2012	13.758057	14.603455	6.14%	925,335
2011	13.719595	13.758057	0.28%	1,521,712
2010	12.867974	13.719595	6.62%	1,706,876
2009	11.432441	12.867974	12.56%	1,864,315
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.740739	10.978133	-6.50%	0
2017	10.164984	11.740739	15.50%	0
2016	9.530877	10.164984	6.65%	0
2015	9.923636	9.530877	-3.96%	0
2014*	10.000000	9.923636	-0.76%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.872443	12.320298	-4.29%	0
2017	10.765319	12.872443	19.57%	0
2016	9.956402	10.765319	8.12%	0
2015	10.119435	9.956402	-1.61%	0
2014*	10.000000	10.119435	1.19%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	42.480042	36.981432	-12.94%	71
2017	37.342141	42.480042	13.76%	81
2016	31.594927	37.342141	18.19%	92
2015	32.993849	31.594927	-4.24%	105
2014	30.690390	32.993849	7.51%	3,141
2013	23.477812	30.690390	30.72%	8,417
2012	20.342486	23.477812	15.41%	13,323
2011	21.244633	20.342486	-4.25%	17,756
2010	17.133429	21.244633	24.00%	18,563
2009	12.751660	17.133429	34.36%	21,273

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.131922	9.931581	-18.14%	6,655
2017	9.835683	12.131922	23.35%	10,533
2016	10.264111	9.835683	-4.17%	21,659
2015	10.515782	10.264111	-2.39%	48,451
2014	10.849797	10.515782	-3.08%	243,427
2013	9.120622	10.849797	18.96%	890,319
2012	8.036198	9.120622	13.49%	1,355,120
2011	9.050027	8.036198	-11.20%	1,521,577
2010	8.093736	9.050027	11.82%	1,557,876
2009	6.052492	8.093736	33.73%	2,023,854
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.300233	14.049391	-18.79%	146
2017	14.369324	17.300233	20.40%	1,061
2016	13.930623	14.369324	3.15%	1,145
2015	14.979570	13.930623	-7.00%	1,081
2014	16.879954	14.979570	-11.26%	37,011
2013	14.192942	16.879954	18.93%	0
2012	12.342202	14.192942	15.00%	0
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.190808	17.271907	-5.05%	2,144
2017	14.254637	18.190808	27.61%	3,315
2016	14.224750	14.254637	0.21%	6,376
2015	14.038767	14.224750	1.32%	15,568
2014	12.972341	14.038767	8.22%	79,447
2013	9.822877	12.972341	32.06%	296,306
2012	8.608756	9.822877	14.10%	466,100
2011	9.054459	8.608756	-4.92%	574,894
2010	7.988688	9.054459	13.34%	656,583
2009	6.285917	7.988688	27.09%	1,214,960
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.198467	14.036608	-13.35%	252
2017	14.415780	16.198467	12.37%	252
2016	12.643162	14.415780	14.02%	253
2015	13.326338	12.643162	-5.13%	253
2014	12.303435	13.326338	8.31%	4,381
2013	9.274032	12.303435	32.67%	41,854
2012	8.027444	9.274032	15.53%	15,197
2011	8.700219	8.027444	-7.73%	26,627
2010	7.854021	8.700219	10.77%	33,745
2009	6.274075	7.854021	25.18%	56,148

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.981106	16.419601	-8.68%	2,850
2017	14.350697	17.981106	25.30%	5,355
2016	13.771644	14.350697	4.20%	9,422
2015	14.065582	13.771644	-2.09%	18,443
2014	13.802708	14.065582	1.90%	143,499
2013	10.135533	13.802708	36.18%	429,690
2012	8.998670	10.135533	12.63%	686,652
2011	9.585284	8.998670	-6.12%	838,835
2010	7.714076	9.585284	24.26%	935,990
2009	6.196535	7.714076	24.49%	1,192,074
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.862204	17.798795	-14.68%	2,423
2017	18.651519	20.862204	11.85%	3,997
2016	16.142678	18.651519	15.54%	8,107
2015	16.918435	16.142678	-4.59%	19,175
2014	14.715228	16.918435	14.97%	105,522
2013	11.038815	14.715228	33.30%	426,182
2012	9.657332	11.038815	14.31%	717,140
2011	10.062592	9.657332	-4.03%	852,480
2010	8.560970	10.062592	17.54%	921,143
2009	6.678536	8.560970	28.19%	1,149,626
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	28.103221	25.340122	-9.83%	0
2017	22.946693	28.103221	22.47%	93
2016	21.612703	22.946693	6.17%	105
2015	21.881801	21.612703	-1.23%	107
2014	21.720263	21.881801	0.74%	2,080
2013	15.357297	21.720263	41.43%	4,095
2012	13.821797	15.357297	11.11%	4,728
2011	14.189699	13.821797	-2.59%	5,471
2010	11.544128	14.189699	22.92%	4,816
2009	9.238210	11.544128	24.96%	5,383
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.963615	32.537463	-18.58%	82
2017	37.399716	39.963615	6.86%	81
2016	30.302270	37.399716	23.42%	89
2015	32.912037	30.302270	-7.93%	18
2014	31.375631	32.912037	4.90%	804
2013	22.806201	31.375631	37.57%	12,112
2012	19.295405	22.806201	18.19%	4,408
2011	20.771140	19.295405	-7.10%	6,098
2010	16.715464	20.771140	24.26%	5,923
2009	13.517550	16.715464	23.66%	6,304

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	37.444103	32.064090	-14.37%	0
2017	33.665525	37.444103	11.22%	170
2016	27.960178	33.665525	20.41%	180
2015	29.007985	27.960178	-3.61%	185
2014	29.361478	29.007985	-1.20%	11,523
2013	21.262124	29.361478	38.09%	19,152
2012	18.781832	21.262124	13.21%	24,106
2011	20.293371	18.781832	-7.45%	29,469
2010	16.526315	20.293371	22.79%	29,195
2009	12.512624	16.526315	32.08%	33,330
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.419352	26.862113	-2.03%	3,686
2017	23.207811	27.419352	18.15%	5,474
2016	21.249049	23.207811	9.22%	9,910
2015	21.485335	21.249049	-1.10%	20,119
2014	19.557070	21.485335	9.86%	133,657
2013	15.219252	19.557070	28.50%	526,695
2012	13.606781	15.219252	11.85%	796,621
2011	13.796466	13.606781	-1.37%	957,525
2010	12.402068	13.796466	11.24%	1,062,992
2009	10.053611	12.402068	23.36%	1,530,489
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.994583	13.190515	-5.75%	260
2017	13.418766	13.994583	4.29%	260
2016	12.742525	13.418766	5.31%	261
2015	13.747681	12.742525	-7.31%	366
2014	10.880056	13.747681	26.36%	367
2013	10.782698	10.880056	0.90%	367
2012	9.495610	10.782698	13.55%	367
2011	9.105436	9.495610	4.29%	368
2010	7.138633	9.105436	27.55%	368
2009	5.567096	7.138633	28.23%	369
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.753453	15.656523	-6.55%	1,406
2017	14.065600	16.753453	19.11%	2,300
2016	12.850917	14.065600	9.45%	2,591
2015	12.957639	12.850917	-0.82%	2,880
2014	11.663193	12.957639	11.10%	3,717
2013*	10.000000	11.663193	16.63%	5,500

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.067388	9.971381	-0.95%	798
2017	10.086926	10.067388	-0.19%	2,500
2016	10.016511	10.086926	0.70%	3,258
2015	10.229826	10.016511	-2.09%	3,211
2014	10.360863	10.229826	-1.26%	61,143
2013	10.534295	10.360863	-1.65%	122,715
2012	10.357453	10.534295	1.71%	123,279
2011	10.406354	10.357453	-0.47%	123,447
2010	10.341446	10.406354	0.63%	146,807
2009	9.826970	10.341446	5.24%	152,900
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	16.028103	13.959834	-12.90%	101
2017	14.286741	16.028103	12.19%	114
2016	12.029765	14.286741	18.76%	135
2015	12.872484	12.029765	-6.55%	154
2014	12.531398	12.872484	2.72%	168
2013*	10.000000	12.531398	25.31%	170
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.384184	13.570438	-17.17%	6,273
2017	13.588149	16.384184	20.58%	9,430
2016	13.676995	13.588149	-0.65%	18,468
2015	14.486038	13.676995	-5.58%	36,909
2014	16.051858	14.486038	-9.75%	172,697
2013	13.604035	16.051858	17.99%	642,121
2012	11.581113	13.604035	17.47%	1,000,879
2011	13.459684	11.581113	-13.96%	1,114,126
2010	12.881784	13.459684	4.49%	1,074,017
2009*	10.000000	12.881784	28.82%	1,575,243
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	15.745239	12.845933	-18.41%	0
2017	12.641958	15.745239	24.55%	0
2016	13.104478	12.641958	-3.53%	0
2015	13.137172	13.104478	-0.25%	0
2014	13.823802	13.137172	-4.97%	0
2013	11.940477	13.823802	15.77%	0
2012	10.258005	11.940477	16.40%	0
2011	11.909068	10.258005	-13.86%	0
2010	9.933994	11.909068	19.88%	0
2009	7.516797	9.933994	32.16%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	36.016933	33.062484	-8.20%	0
2017	29.428104	36.016933	22.39%	0
2016	28.754174	29.428104	2.34%	0
2015	28.978087	28.754174	-0.77%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.823603	9.749285	-0.76%	5,314
2017	9.909771	9.823603	-0.87%	5,691
2016	9.964312	9.909771	-0.55%	6,613
2015	10.123198	9.964312	-1.57%	8,123
2014	10.241052	10.123198	-1.15%	121,737
2013	10.359573	10.241052	-1.14%	310,966
2012	10.080351	10.359573	2.77%	416,222
2011	10.229857	10.080351	-1.46%	452,675
2010	9.889402	10.229857	3.44%	582,206
2009	8.881836	9.889402	11.34%	957,146
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.269864	27.108253	-7.39%	0
2017	25.153906	29.269864	16.36%	0
2016	23.302573	25.153906	7.94%	5,860
2015	23.828110	23.302573	-2.21%	7,556
2014	21.971464	23.828110	8.45%	8,744
2013	16.251507	21.971464	35.20%	16,873
2012	14.905135	16.251507	9.03%	40,098
2011	15.652245	14.905135	-4.77%	48,233
2010	12.967155	15.652245	20.71%	48,321
2009	10.042218	12.967155	29.13%	49,293
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	38.769523	32.985881	-14.92%	0
2017	28.945022	38.769523	33.94%	0
2016	29.505521	28.945022	-1.90%	0
2015	28.967317	29.505521	1.86%	0
2014	28.889338	28.967317	0.27%	0
2013	23.154137	28.889338	24.77%	0
2012	19.485172	23.154137	18.83%	0
2011	21.680358	19.485172	-10.13%	0
2010	19.071417	21.680358	13.68%	0
2009	13.929309	19.071417	36.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.419978	9.771956	-6.22%	0
2017	10.001326	10.419978	4.19%	0
2016	9.578845	10.001326	4.41%	0
2015	9.998625	9.578845	-4.20%	0
2014	9.929325	9.998625	0.70%	0
2013	10.143415	9.929325	-2.11%	0
2012*	10.000000	10.143415	1.43%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.834904	8.563019	-20.97%	2,588
2017	8.721003	10.834904	24.24%	2,767
2016	9.123662	8.721003	-4.41%	3,001
2015	9.006445	9.123662	1.30%	2,660
2014*	10.000000	9.006445	-9.94%	253

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.959603	26.146207	-9.71%	3,529
2017	25.270018	28.959603	14.60%	5,109
2016	23.108011	25.270018	9.36%	10,159
2015	22.810911	23.108011	1.30%	20,655
2014	21.029962	22.810911	8.47%	123,040
2013	16.284679	21.029962	29.14%	500,001
2012	14.214463	16.284679	14.56%	751,892
2011	14.512770	14.214463	-2.06%	939,709
2010	12.752848	14.512770	13.80%	1,074,305
2009	10.141101	12.752848	25.75%	1,470,281
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	41.280631	36.280130	-12.11%	406
2017	36.883159	41.280631	11.92%	451
2016	31.900693	36.883159	15.62%	529
2015	34.575949	31.900693	-7.74%	705
2014	31.518440	34.575949	9.70%	5,136
2013	22.812364	31.518440	38.16%	10,833
2012	19.732795	22.812364	15.61%	14,964
2011	20.573839	19.732795	-4.09%	18,267
2010	17.016614	20.573839	20.90%	19,938
2009	12.652987	17.016614	34.49%	21,960
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.337668	10.531478	-7.11%	0
2017	10.177430	11.337668	11.40%	0
2016	9.174242	10.177430	10.93%	0
2015	10.282437	9.174242	-10.78%	0
2014	10.418202	10.282437	-1.30%	0
2013	10.592193	10.418202	-1.64%	0
2012*	10.000000	10.592193	5.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.466306	9.785996	-6.50%	0
2017	9.703224	10.466306	7.86%	0
2016	8.722997	9.703224	11.24%	0
2015	9.093453	8.722997	-4.07%	0
2014	9.127227	9.093453	-0.37%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.640547	10.969902	-5.76%	0
2017	10.698826	11.640547	8.80%	0
2016	10.581627	10.698826	1.11%	0
2015	11.602645	10.581627	-8.80%	0
2014	11.773874	11.602645	-1.45%	0
2013	12.825863	11.773874	-8.20%	0
2012	12.405808	12.825863	3.39%	0
2011	11.646011	12.405808	6.52%	0
2010	10.837712	11.646011	7.46%	0
2009*	10.000000	10.837712	8.38%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	11.004411	10.836420	-1.53%	11,045
2017	11.061363	11.004411	-0.51%	14,602
2016	11.112815	11.061363	-0.46%	17,669
2015	11.287188	11.112815	-1.54%	25,423
2014	11.402909	11.287188	-1.01%	109,984
2013	11.633026	11.402909	-1.98%	421,360
2012	11.196933	11.633026	3.89%	492,188
2011	11.282116	11.196933	-0.76%	481,530
2010	10.916941	11.282116	3.35%	549,273
2009*	10.000000	10.916941	9.17%	647,301
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.136327	10.100090	-0.36%	0
2017	10.083914	10.136327	0.52%	0
2016*	10.000000	10.083914	0.84%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.813864	10.556138	-2.38%	6,908
2017	10.500133	10.813864	2.99%	8,312
2016	10.417511	10.500133	0.79%	8,916
2015	10.567590	10.417511	-1.42%	9,061
2014	10.325496	10.567590	2.34%	9,614
2013	10.729699	10.325496	-3.77%	36,545
2012	9.973762	10.729699	7.58%	10,621
2011*	10.000000	9.973762	-0.26%	8,608
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.230168	10.096013	-10.10%	0
2017*	10.000000	11.230168	12.30%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.273406	13.350152	0.58%	0
2017	10.319866	13.273406	28.62%	0
2016*	10.000000	10.319866	3.20%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.483453	16.276610	-20.54%	0
2017	16.469492	20.483453	24.37%	0
2016	17.183618	16.469492	-4.16%	0
2015	17.465233	17.183618	-1.61%	0
2014	19.068804	17.465233	-8.41%	0
2013	15.154349	19.068804	25.83%	0
2012	12.652021	15.154349	19.78%	0
2011	15.502307	12.652021	-18.39%	0
2010	14.340444	15.502307	8.10%	0
2009	11.711052	14.340444	22.45%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.925565	33.614192	-0.92%	0
2017	27.121882	33.925565	25.09%	0
2016	30.916649	27.121882	-12.27%	0
2015	27.978326	30.916649	10.50%	0
2014	21.700606	27.978326	28.93%	0
2013	14.674413	21.700606	47.88%	0
2012	11.401817	14.674413	28.70%	0
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.303833	5.135834	-29.68%	0
2017	7.583041	7.303833	-3.68%	0
2016	5.381461	7.583041	40.91%	0
2015	8.252493	5.381461	-34.79%	0
2014	10.414541	8.252493	-20.76%	0
2013	9.610602	10.414541	8.37%	0
2012*	10.000000	9.610602	-3.89%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.470975	5.264005	-29.54%	0
2017	7.735013	7.470975	-3.41%	0
2016	5.477963	7.735013	41.20%	0
2015	8.377851	5.477963	-34.61%	0
2014	10.540980	8.377851	-20.52%	0
2013	9.706281	10.540980	8.60%	0
2012*	10.000000	9.706281	-2.94%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	23.937431	20.387857	-14.83%	0
2017	19.265548	23.937431	24.25%	0
2016	18.872570	19.265548	2.08%	0
2015	19.826121	18.872570	-4.81%	0
2014	18.311560	19.826121	8.27%	0
2013	13.916071	18.311560	31.59%	0
2012	12.181485	13.916071	14.24%	0
2011	13.306523	12.181485	-8.45%	0
2010	12.055238	13.306523	10.38%	0
2009	9.656713	12.055238	24.84%	205
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	19.820942	18.906644	-4.61%	0
2017	17.971687	19.820942	10.29%	0
2016	16.987816	17.971687	5.79%	0
2015	17.077113	16.987816	-0.52%	0
2014	14.722611	17.077113	15.99%	0
2013	12.525851	14.722611	17.54%	0
2012	11.279282	12.525851	11.05%	0
2011	10.780581	11.279282	4.63%	0
2010	9.685328	10.780581	11.31%	0
2009	8.538257	9.685328	13.43%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.203261	24.828075	-1.49%	113
2017	19.057462	25.203261	32.25%	113
2016	19.295935	19.057462	-1.24%	113
2015	19.379173	19.295935	-0.43%	113
2014	18.990479	19.379173	2.05%	113
2013	13.817813	18.990479	37.43%	113
2012	11.682380	13.817813	18.28%	113
2011	12.587558	11.682380	-7.19%	441
2010*	10.000000	12.587558	25.88%	441
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.477419	28.342412	-0.47%	126
2017	23.028372	28.477419	23.66%	164
2016	21.752313	23.028372	5.87%	183
2015	22.796945	21.752313	-4.58%	182
2014	23.647102	22.796945	-3.60%	787
2013	16.020725	23.647102	47.60%	2,919
2012	15.116906	16.020725	5.98%	9,355
2011	16.126972	15.116906	-6.26%	7,398
2010	12.947558	16.126972	24.56%	9,302
2009	8.633268	12.947558	49.97%	7,408

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.573729	11.439003	-9.02%	0
2017	11.199418	12.573729	12.27%	0
2016	11.032759	11.199418	1.51%	0
2015	11.382979	11.032759	-3.08%	0
2014	11.123667	11.382979	2.33%	0
2013	10.119910	11.123667	9.92%	0
2012*	10.000000	10.119910	1.20%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	29.700712	27.458524	-7.55%	0
2017	25.500966	29.700712	16.47%	0
2016	23.378948	25.500966	9.08%	0
2015	23.472602	23.378948	-0.40%	0
2014	21.870950	23.472602	7.32%	0
2013	16.547447	21.870950	32.17%	0
2012	14.372911	16.547447	15.13%	0
2011	13.798212	14.372911	4.17%	0
2010	12.456663	13.798212	10.77%	0
2009	10.540193	12.456663	18.18%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.632834	-23.67%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	42.099662	35.014654	-16.83%	0
2017	37.987649	42.099662	10.82%	0
2016	30.997012	37.987649	22.55%	0
2015	33.471122	30.997012	-7.39%	0
2014	31.285815	33.471122	6.98%	0
2013	23.147413	31.285815	35.16%	0
2012	19.897727	23.147413	16.33%	0
2011	22.173624	19.897727	-10.26%	0
2010	17.836941	22.173624	24.31%	0
2009	12.732506	17.836941	40.09%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.125869	12.525031	-4.58%	0
2017	12.892415	13.125869	1.81%	0
2016	12.576307	12.892415	2.51%	0
2015	13.130947	12.576307	-4.22%	0
2014	12.944497	13.130947	1.44%	0
2013	14.403095	12.944497	-10.13%	0
2012	13.658916	14.403095	5.45%	0
2011	12.446690	13.658916	9.74%	0
2010	12.057551	12.446690	3.23%	0
2009	11.140577	12.057551	8.23%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	28.603453	26.065304	-8.87%	0
2017	24.211787	28.603453	18.14%	0
2016	21.779523	24.211787	11.17%	0
2015	23.581645	21.779523	-7.64%	0
2014	21.377678	23.581645	10.31%	0
2013	16.067909	21.377678	33.05%	0
2012	14.296237	16.067909	12.39%	0
2011	14.153395	14.296237	1.01%	0
2010	12.658137	14.153395	11.81%	0
2009	10.944856	12.658137	15.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.786147	24.601211	-14.54%	0
2017	26.296668	28.786147	9.47%	0
2016	21.820239	26.296668	20.52%	0
2015	22.576840	21.820239	-3.35%	0
2014	19.778824	22.576840	14.15%	0
2013	15.505152	19.778824	27.56%	0
2012	13.585449	15.505152	14.13%	0
2011	13.951568	13.585449	-2.62%	0
2010	11.941104	13.951568	16.84%	0
2009	9.368076	11.941104	27.47%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.705882	10.208490	-4.65%	0
2017	10.180914	10.705882	5.16%	0
2016	9.189070	10.180914	10.79%	0
2015*	10.000000	9.189070	-8.11%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.955696	9.704994	-2.52%	0
2017	9.822747	9.955696	1.35%	0
2016	9.762234	9.822747	0.62%	0
2015*	10.000000	9.762234	-2.38%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.692383	11.538357	-9.09%	0
2017	11.094759	12.692383	14.40%	0
2016	9.734290	11.094759	13.98%	0
2015*	10.000000	9.734290	-2.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.492723	14.966850	-9.25%	0
2017	14.769500	16.492723	11.67%	0
2016	14.488185	14.769500	1.94%	0
2015	14.902965	14.488185	-2.78%	0
2014	14.888462	14.902965	0.10%	0
2013	13.251063	14.888462	12.36%	0
2012	12.271448	13.251063	7.98%	0
2011	12.967969	12.271448	-5.37%	0
2010	12.031177	12.967969	7.79%	0
2009*	10.000000	12.031177	20.31%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.172992	9.589434	-5.74%	0
2017*	10.000000	10.172992	1.73%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.412267	13.384541	-18.45%	0
2017	14.953937	16.412267	9.75%	0
2016	11.616227	14.953937	28.73%	0
2015	12.646434	11.616227	-8.15%	0
2014	12.193183	12.646434	3.72%	0
2013*	10.000000	12.193183	21.93%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.278811	10.993218	-17.21%	0
2017	11.753669	13.278811	12.98%	0
2016	10.389150	11.753669	13.13%	0
2015	10.852666	10.389150	-4.27%	0
2014*	10.000000	10.852666	8.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	43.193696	38.605026	-10.62%	128
2017	39.129750	43.193696	10.39%	0
2016	31.691551	39.129750	23.47%	0
2015	33.042230	31.691551	-4.09%	0
2014	32.008588	33.042230	3.23%	5
2013	23.163840	32.008588	38.18%	173
2012	20.381049	23.163840	13.65%	291
2011	20.637735	20.381049	-1.24%	294
2010	16.702030	20.637735	23.56%	366
2009	13.603687	16.702030	22.78%	294

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.893439	28.861613	-6.58%	0
2017	25.952768	30.893439	19.04%	0
2016	23.713994	25.952768	9.44%	0
2015	23.940772	23.713994	-0.95%	0
2014	21.554977	23.940772	11.07%	193
2013	16.665914	21.554977	29.34%	193
2012	14.697711	16.665914	13.39%	194
2011	14.727905	14.697711	-0.21%	194
2010	13.094192	14.727905	12.48%	194
2009	10.578942	13.094192	23.78%	195
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.217386	24.826478	-8.78%	12
2017	21.820989	27.217386	24.73%	13
2016	20.643949	21.820989	5.70%	13
2015	21.608776	20.643949	-4.46%	14
2014	20.407592	21.608776	5.89%	15
2013	17.199580	20.407592	18.65%	15
2012	15.903347	17.199580	8.15%	16
2011	14.892684	15.903347	6.79%	17
2010	13.182244	14.892684	12.98%	17
2009	10.982547	13.182244	20.03%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	25.805137	20.450731	-20.75%	0
2017	21.127681	25.805137	22.14%	0
2016	18.421089	21.127681	14.69%	0
2015	19.244175	18.421089	-4.28%	0
2014	19.341347	19.244175	-0.50%	0
2013	13.288198	19.341347	45.55%	0
2012	11.254483	13.288198	18.07%	0
2011	13.335204	11.254483	-15.60%	0
2010	10.380505	13.335204	28.46%	95
2009	8.405272	10.380505	23.50%	277
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.475644	10.277222	-1.89%	0
2017	10.312140	10.475644	1.59%	0
2016	9.638400	10.312140	6.99%	0
2015	9.913430	9.638400	-2.77%	0
2014	10.037700	9.913430	-1.24%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.037240	-9.63%	50

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.527954	13.179049	-2.58%	45
2017	13.277414	13.527954	1.89%	47
2016	13.058897	13.277414	1.67%	50
2015	13.356958	13.058897	-2.23%	52
2014	13.140188	13.356958	1.65%	55
2013	13.281380	13.140188	-1.06%	57
2012	12.358032	13.281380	7.47%	60
2011	12.338353	12.358032	0.16%	62
2010	11.603463	12.338353	6.33%	65
2009	9.833968	11.603463	17.99%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.217045	-17.83%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.464236	15.477273	-5.99%	0
2017	14.863124	16.464236	10.77%	0
2016	14.382567	14.863124	3.34%	0
2015	14.724310	14.382567	-2.32%	0
2014	14.388304	14.724310	2.34%	0
2013	12.943876	14.388304	11.16%	0
2012	11.813333	12.943876	9.57%	0
2011	12.081026	11.813333	-2.22%	0
2010	10.930971	12.081026	10.52%	0
2009	8.980132	10.930971	21.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.703394	16.326410	-7.78%	0
2017	15.505630	17.703394	14.17%	0
2016	14.923107	15.505630	3.90%	0
2015	15.266742	14.923107	-2.25%	0
2014	14.863553	15.266742	2.71%	0
2013	13.089425	14.863553	13.55%	0
2012	11.789001	13.089425	11.03%	0
2011	12.155562	11.789001	-3.02%	0
2010	10.826860	12.155562	12.27%	0
2009	8.576795	10.826860	26.23%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.268461	17.395757	-9.72%	0
2017	16.256438	19.268461	18.53%	0
2016	15.561701	16.256438	4.46%	0
2015	15.931340	15.561701	-2.32%	0
2014	15.488689	15.931340	2.86%	0
2013	12.991258	15.488689	19.22%	0
2012	11.486132	12.991258	13.10%	0
2011	12.036799	11.486132	-4.57%	0
2010	10.576612	12.036799	13.81%	0
2009	8.210542	10.576612	28.82%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.859697	11.127871	-6.17%	0
2017	10.400299	11.859697	14.03%	0
2016*	10.000000	10.400299	4.00%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.172698	11.946736	-26.13%	0
2017	16.938404	16.172698	-4.52%	0
2016	12.919284	16.938404	31.11%	0
2015	16.601215	12.919284	-22.18%	0
2014	19.379865	16.601215	-14.34%	0
2013	15.896657	19.379865	21.91%	0
2012	15.456951	15.896657	2.84%	0
2011	16.603040	15.456951	-6.90%	0
2010	14.188948	16.603040	17.01%	28
2009	9.791116	14.188948	44.92%	20
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.776858	24.047434	-10.19%	85
2017	24.204327	26.776858	10.63%	90
2016	20.938655	24.204327	15.60%	94
2015	22.266230	20.938655	-5.96%	99
2014	20.901971	22.266230	6.53%	104
2013	16.651302	20.901971	25.53%	108
2012	14.486509	16.651302	14.94%	113
2011	14.655542	14.486509	-1.15%	118
2010	12.986716	14.655542	12.85%	123
2009	10.182016	12.986716	27.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.854110	11.461186	-10.84%	0
2017	11.224444	12.854110	14.52%	0
2016*	10.000000	11.224444	12.24%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.875773	32.141113	-2.23%	0
2017	24.831087	32.875773	32.40%	0
2016	25.146696	24.831087	-1.26%	0
2015	23.953774	25.146696	4.98%	0
2014	21.972957	23.953774	9.01%	0
2013	16.452529	21.972957	33.55%	0
2012	14.645431	16.452529	12.34%	0
2011	14.918169	14.645431	-1.83%	0
2010	12.264761	14.918169	21.63%	0
2009	9.760134	12.264761	25.66%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.846828	13.489205	-2.58%	958
2017	13.558685	13.846828	2.13%	36
2016	13.214778	13.558685	2.60%	38
2015	13.572335	13.214778	-2.63%	40
2014	13.085958	13.572335	3.72%	42
2013	13.607204	13.085958	-3.83%	44
2012	13.121907	13.607204	3.70%	46
2011	12.483522	13.121907	5.11%	48
2010	11.820142	12.483522	5.61%	50
2009	10.424222	11.820142	13.39%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	44.813124	37.501507	-16.32%	0
2017	37.857297	44.813124	18.37%	0
2016	34.442617	37.857297	9.91%	0
2015	35.654732	34.442617	-3.40%	0
2014	34.242892	35.654732	4.12%	0
2013	25.664469	34.242892	33.43%	0
2012	22.813717	25.664469	12.50%	0
2011	26.059334	22.813717	-12.45%	0
2010	20.639521	26.059334	26.26%	0
2009	15.039323	20.639521	37.24%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.599475	21.351204	-16.60%	0
2017	20.053574	25.599475	27.66%	0
2016	21.555789	20.053574	-6.97%	0
2015	21.250433	21.555789	1.44%	0
2014	23.597922	21.250433	-9.95%	0
2013	18.461137	23.597922	27.82%	0
2012	15.617635	18.461137	18.21%	0
2011	19.239726	15.617635	-18.83%	0
2010	17.364361	19.239726	10.80%	0
2009	14.009388	17.364361	23.95%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.153093	11.162793	-8.15%	0
2017	11.925450	12.153093	1.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	35.843171	29.035755	-18.99%	0
2017	30.648734	35.843171	16.95%	0
2016	28.560823	30.648734	7.31%	0
2015	30.042894	28.560823	-4.93%	0
2014	28.722863	30.042894	4.60%	0
2013	22.467472	28.722863	27.84%	0
2012	18.006731	22.467472	24.77%	0
2011	20.158035	18.006731	-10.67%	0
2010	16.247843	20.158035	24.07%	0
2009	10.528423	16.247843	54.32%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.779965	12.224970	-11.28%	0
2017	12.530780	13.779965	9.97%	0
2016	11.273867	12.530780	11.15%	0
2015	12.241120	11.273867	-7.90%	0
2014	12.120317	12.241120	1.00%	0
2013	9.971982	12.120317	21.54%	0
2012	8.805115	9.971982	13.25%	0
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.170860	15.194763	-6.04%	0
2017	15.014079	16.170860	7.70%	0
2016	13.408196	15.014079	11.98%	0
2015	14.690328	13.408196	-8.73%	0
2014	14.299561	14.690328	2.73%	0
2013	12.779929	14.299561	11.89%	0
2012	11.552993	12.779929	10.62%	0
2011	11.490332	11.552993	0.55%	0
2010	10.384783	11.490332	10.65%	0
2009	7.798968	10.384783	33.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	31.045565	28.936545	-6.79%	0
2017	26.221961	31.045565	18.40%	0
2016	23.009894	26.221961	13.96%	0
2015	24.318832	23.009894	-5.38%	0
2014	22.777682	24.318832	6.77%	0
2013	17.885091	22.777682	27.36%	0
2012	16.267776	17.885091	9.94%	0
2011	15.627815	16.267776	4.10%	0
2010	13.190899	15.627815	18.47%	207
2009	11.447265	13.190899	15.23%	601
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.559173	33.841243	-14.45%	187
2017	36.404455	39.559173	8.67%	0
2016	28.474052	36.404455	27.85%	0
2015	31.308873	28.474052	-9.05%	0
2014	31.701841	31.308873	-1.24%	0
2013	23.695704	31.701841	33.79%	0
2012	20.383005	23.695704	16.25%	0
2011	21.566888	20.383005	-5.49%	0
2010	17.127950	21.566888	25.92%	24
2009	13.504549	17.127950	26.83%	17

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.695442	9.669784	-17.32%	0
2017	8.481692	11.695442	37.89%	0
2016	7.354013	8.481692	15.33%	0
2015	9.314957	7.354013	-21.05%	0
2014*	10.000000	9.314957	-6.85%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	23.313415	19.356404	-16.97%	0
2017	20.343501	23.313415	14.60%	0
2016	19.328509	20.343501	5.25%	0
2015	21.049607	19.328509	-8.18%	0
2014	24.120649	21.049607	-12.73%	0
2013	19.974342	24.120649	20.76%	0
2012	17.204426	19.974342	16.10%	0
2011	19.604179	17.204426	-12.24%	0
2010	18.415144	19.604179	6.46%	0
2009	13.683828	18.415144	34.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.243303	9.251884	0.09%	0
2017	9.234428	9.243303	0.10%	0
2016	9.134796	9.234428	1.09%	0
2015	9.720722	9.134796	-6.03%	0
2014	9.720720	9.720722	0.00%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.209111	11.468346	-6.07%	0
2017	10.991139	12.209111	11.08%	0
2016	10.726771	10.991139	2.46%	0
2015	11.598103	10.726771	-7.51%	0
2014	11.362390	11.598103	2.07%	0
2013	10.188395	11.362390	11.52%	0
2012*	10.000000	10.188395	1.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.373897	-6.26%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.100125	9.414063	-6.79%	0
2017	9.920214	10.100125	1.81%	0
2016	10.150643	9.920214	-2.27%	0
2015	10.149062	10.150643	0.02%	0
2014	9.874955	10.149062	2.78%	0
2013*	10.000000	9.874955	-1.25%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	18.020594	17.005985	-5.63%	0
2017	14.445609	18.020594	24.75%	0
2016	14.418844	14.445609	0.19%	0
2015	14.017316	14.418844	2.86%	0
2014	13.196296	14.017316	6.22%	0
2013	9.612666	13.196296	37.28%	0
2012*	10.000000	9.612666	-3.87%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.064278	13.075781	-13.20%	0
2017	13.379123	15.064278	12.60%	0
2016	12.039022	13.379123	11.13%	0
2015	12.807989	12.039022	-6.00%	0
2014	12.520708	12.807989	2.29%	0
2013	9.925045	12.520708	26.15%	0
2012*	10.000000	9.925045	-0.75%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.187325	14.960580	-7.58%	0
2017	13.495065	16.187325	19.95%	0
2016	13.663554	13.495065	-1.23%	0
2015	13.770565	13.663554	-0.78%	0
2014	13.021428	13.770565	5.75%	0
2013	9.706928	13.021428	34.15%	0
2012*	10.000000	9.706928	-2.93%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.383644	14.283587	-7.15%	0
2017	13.244589	15.383644	16.15%	0
2016	13.842199	13.244589	-4.32%	0
2015	15.379658	13.842199	-10.00%	0
2014	16.532075	15.379658	-6.97%	0
2013	13.453793	16.532075	22.88%	0
2012	11.496395	13.453793	17.03%	0
2011	12.615839	11.496395	-8.87%	0
2010	11.821378	12.615839	6.72%	0
2009*	10.000000	11.821378	18.21%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.845318	12.346098	-3.89%	0
2017	12.261216	12.845318	4.76%	0
2016	10.745898	12.261216	14.10%	0
2015	11.704252	10.745898	-8.19%	0
2014	11.696013	11.704252	0.07%	0
2013	10.778669	11.696013	8.51%	0
2012*	10.000000	10.778669	7.79%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.296147	15.991822	-1.87%	0
2017	13.076772	16.296147	24.62%	0
2016	12.548403	13.076772	4.21%	0
2015	13.562370	12.548403	-7.48%	0
2014	12.803416	13.562370	5.93%	0
2013	10.034030	12.803416	27.60%	0
2012*	10.000000	10.034030	0.34%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	26.612117	26.243178	-1.39%	0
2017	22.938506	26.612117	16.02%	0
2016	22.389760	22.938506	2.45%	0
2015	22.706961	22.389760	-1.40%	0
2014	21.363178	22.706961	6.29%	0
2013	18.158731	21.363178	17.65%	0
2012	16.310797	18.158731	11.33%	0
2011	16.387081	16.310797	-0.47%	0
2010	15.434123	16.387081	6.17%	0
2009	12.515239	15.434123	23.32%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.937263	9.631895	-3.07%	0
2017	9.790637	9.937263	1.50%	0
2016	9.752917	9.790637	0.39%	0
2015*	10.000000	9.752917	-2.47%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	40.115966	40.066847	-0.12%	0
2017	31.423185	40.115966	27.66%	0
2016	31.387885	31.423185	0.11%	0
2015	28.554535	31.387885	9.92%	0
2014	26.807892	28.554535	6.52%	12
2013	20.857130	26.807892	28.53%	384
2012	17.148792	20.857130	21.62%	647
2011	18.765144	17.148792	-8.61%	653
2010	17.946115	18.765144	4.56%	812
2009	12.515803	17.946115	43.39%	653
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.171680	22.959068	-0.92%	0
2017	16.282025	23.171680	42.31%	0
2016	14.562470	16.282025	11.81%	0
2015	14.171067	14.562470	2.76%	0
2014	13.197181	14.171067	7.38%	0
2013	9.926040	13.197181	32.96%	0
2012*	10.000000	9.926040	-0.74%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.973501	24.975939	-16.67%	0
2017	23.333363	29.973501	28.46%	0
2016	25.468241	23.333363	-8.38%	0
2015	28.439244	25.468241	-10.45%	0
2014	32.947947	28.439244	-13.68%	7
2013	29.358871	32.947947	12.22%	214
2012	26.416467	29.358871	11.14%	360
2011	39.756955	26.416467	-33.56%	0
2010	32.383395	39.756955	22.77%	0
2009	18.415391	32.383395	75.85%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.737720	8.586768	-20.03%	0
2017	8.553702	10.737720	25.53%	0
2016	7.211469	8.553702	18.61%	0
2015	9.186139	7.211469	-21.50%	0
2014	9.809448	9.186139	-6.35%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.139627	9.853909	-2.82%	0
2017	9.940871	10.139627	2.00%	0
2016*	10.000000	9.940871	-0.59%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.357001	15.785058	-3.50%	0
2017	13.184204	16.357001	24.07%	0
2016	12.339473	13.184204	6.85%	0
2015	12.841227	12.339473	-3.91%	0
2014	14.136092	12.841227	-9.16%	0
2013	10.193457	14.136092	38.68%	0
2012*	10.000000	10.193457	1.93%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.569344	29.547817	-11.98%	599
2017	29.129303	33.569344	15.24%	0
2016	26.070291	29.129303	11.73%	0
2015	26.798471	26.070291	-2.72%	0
2014	24.763227	26.798471	8.22%	0
2013	18.597094	24.763227	33.16%	0
2012	16.343084	18.597094	13.79%	0
2011	16.720022	16.343084	-2.25%	0
2010	15.309174	16.720022	9.22%	0
2009	12.731433	15.309174	20.25%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.418232	17.212559	-11.36%	0
2017	15.591488	19.418232	24.54%	0
2016	15.289156	15.591488	1.98%	0
2015	14.643868	15.289156	4.41%	0
2014	14.745268	14.643868	-0.69%	0
2013	11.764382	14.745268	25.34%	0
2012	10.334130	11.764382	13.84%	0
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.685729	12.527824	-1.24%	0
2017	10.083851	12.685729	25.80%	0
2016	9.701430	10.083851	3.94%	0
2015*	10.000000	9.701430	-2.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.211741	12.854502	-2.70%	35
2017	12.704353	13.211741	3.99%	37
2016	12.220458	12.704353	3.96%	39
2015	12.548898	12.220458	-2.62%	40
2014	11.880123	12.548898	5.63%	42
2013	12.168491	11.880123	-2.37%	44
2012	11.348781	12.168491	7.22%	46
2011	10.963809	11.348781	3.51%	48
2010	10.448159	10.963809	4.94%	50
2009	9.727192	10.448159	7.41%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	24.348948	22.223958	-8.73%	0
2017	22.625269	24.348948	7.62%	0
2016	20.834390	22.625269	8.60%	0
2015	21.468648	20.834390	-2.95%	0
2014	21.248033	21.468648	1.04%	0
2013	23.714077	21.248033	-10.40%	0
2012	20.487412	23.714077	15.75%	0
2011	19.518249	20.487412	4.97%	0
2010	18.111557	19.518249	7.77%	0
2009	14.174913	18.111557	27.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.229866	9.252237	-9.56%	0
2017	9.255767	10.229866	10.52%	0
2016	8.197927	9.255767	12.90%	0
2015*	10.000000	8.197927	-18.02%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.885589	17.212001	-8.86%	0
2017	16.363969	18.885589	15.41%	0
2016	15.011228	16.363969	9.01%	0
2015	16.466602	15.011228	-8.84%	0
2014	17.121874	16.466602	-3.83%	0
2013	13.216730	17.121874	29.55%	0
2012	10.976031	13.216730	20.41%	0
2011	11.279557	10.976031	-2.69%	0
2010*	10.000000	11.279557	12.80%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.853278	22.981168	-11.11%	0
2017	24.277290	25.853278	6.49%	0
2016	20.564449	24.277290	18.05%	0
2015	21.914860	20.564449	-6.16%	0
2014	19.758272	21.914860	10.91%	0
2013	15.280576	19.758272	29.30%	0
2012	13.597116	15.280576	12.38%	0
2011	13.778810	13.597116	-1.32%	0
2010	12.400366	13.778810	11.12%	0
2009*	10.000000	12.400366	24.00%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.958699	15.822616	-6.70%	0
2017	14.913334	16.958699	13.72%	0
2016	13.932083	14.913334	7.04%	0
2015	14.049200	13.932083	-0.83%	0
2014	13.626690	14.049200	3.10%	0
2013	11.255546	13.626690	21.07%	0
2012	9.905519	11.255546	13.63%	0
2011	9.993847	9.905519	-0.88%	0
2010	9.085128	9.993847	10.00%	0
2009	7.496405	9.085128	21.19%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.286691	10.963463	-2.86%	0
2017	11.135357	11.286691	1.36%	0
2016	11.046140	11.135357	0.81%	0
2015	11.274673	11.046140	-2.03%	0
2014	10.936849	11.274673	3.09%	0
2013	11.431553	10.936849	-4.33%	0
2012	11.090766	11.431553	3.07%	0
2011	10.682066	11.090766	3.83%	0
2010	10.263054	10.682066	4.08%	0
2009	9.318922	10.263054	10.13%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.673801	17.497414	-11.06%	0
2017	15.296414	19.673801	28.62%	0
2016	15.546905	15.296414	-1.61%	0
2015	14.859628	15.546905	4.63%	0
2014	14.859259	14.859628	0.00%	0
2013	11.762560	14.859259	26.33%	0
2012	9.811580	11.762560	19.88%	0
2011	11.016702	9.811580	-10.94%	0
2010	10.079451	11.016702	9.30%	0
2009	7.248531	10.079451	39.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.962916	19.472884	-2.45%	0
2017	15.906207	19.962916	25.50%	0
2016	14.850890	15.906207	7.11%	0
2015	14.209820	14.850890	4.51%	0
2014	13.390128	14.209820	6.12%	0
2013	10.520324	13.390128	27.28%	0
2012	9.125578	10.520324	15.28%	0
2011	9.749596	9.125578	-6.40%	0
2010	8.399928	9.749596	16.07%	0
2009	6.163543	8.399928	36.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.814519	16.149392	-3.96%	0
2017	14.042646	16.814519	19.74%	0
2016	12.872147	14.042646	9.09%	0
2015	12.967199	12.872147	-0.73%	0
2014	11.979667	12.967199	8.24%	0
2013	9.174469	11.979667	30.58%	0
2012	7.981188	9.174469	14.95%	0
2011	8.313029	7.981188	-3.99%	0
2010	7.628096	8.313029	8.98%	0
2009	5.943759	7.628096	28.34%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.668083	15.023749	-4.11%	0
2017	15.004468	15.668083	4.42%	0
2016	14.062748	15.004468	6.70%	0
2015	14.746764	14.062748	-4.64%	0
2014	14.455656	14.746764	2.01%	0
2013	14.888032	14.455656	-2.90%	0
2012	13.506993	14.888032	10.22%	0
2011	13.031001	13.506993	3.65%	0
2010	11.999350	13.031001	8.60%	125
2009	9.824098	11.999350	22.14%	362

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.477479	26.784636	-9.14%	251
2017	25.504808	29.477479	15.58%	0
2016	22.089138	25.504808	15.46%	0
2015	24.061860	22.089138	-8.20%	0
2014	22.494948	24.061860	6.97%	0
2013	16.930563	22.494948	32.87%	0
2012	14.590393	16.930563	16.04%	0
2011	15.245979	14.590393	-4.30%	0
2010	13.448093	15.245979	13.37%	0
2009	10.676501	13.448093	25.96%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.887679	9.784987	-10.13%	0
2017	9.361049	10.887679	16.31%	0
2016	9.256799	9.361049	1.13%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.060491	0.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.879756	20.839461	-4.75%	0
2017	20.869521	21.879756	4.84%	0
2016	18.615655	20.869521	12.11%	0
2015	19.464422	18.615655	-4.36%	0
2014	19.328266	19.464422	0.70%	0
2013	18.382475	19.328266	5.15%	0
2012	16.341444	18.382475	12.49%	0
2011	16.028346	16.341444	1.95%	0
2010	14.424560	16.028346	11.12%	227
2009	10.060891	14.424560	43.37%	657
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.865530	15.730962	-6.73%	0
2017	13.765398	16.865530	22.52%	0
2016	12.345047	13.765398	11.51%	0
2015	12.723102	12.345047	-2.97%	0
2014	12.158791	12.723102	4.64%	0
2013	8.626280	12.158791	40.95%	0
2012	7.518932	8.626280	14.73%	0
2011	8.666687	7.518932	-13.24%	0
2010	7.648644	8.666687	13.31%	0
2009	5.091966	7.648644	50.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.997105	16.633123	-7.58%	1,087
2017	15.482809	17.997105	16.24%	0
2016	14.318384	15.482809	8.13%	0
2015	14.642117	14.318384	-2.21%	0
2014	13.492474	14.642117	8.52%	0
2013	9.916587	13.492474	36.06%	0
2012	9.066692	9.916587	9.37%	0
2011	9.544246	9.066692	-5.00%	0
2010	7.865745	9.544246	21.34%	0
2009	6.101864	7.865745	28.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.995855	13.142161	-12.36%	0
2017	12.746293	14.995855	17.65%	0
2016	11.977516	12.746293	6.42%	0
2015	12.414823	11.977516	-3.52%	0
2014	12.098340	12.414823	2.62%	0
2013	9.515335	12.098340	27.15%	0
2012	8.342554	9.515335	14.06%	0
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.667802	12.583824	-7.93%	0
2017	12.420720	13.667802	10.04%	0
2016	11.919670	12.420720	4.20%	0
2015	12.268131	11.919670	-2.84%	0
2014	11.978252	12.268131	2.42%	0
2013	10.638464	11.978252	12.59%	0
2012	9.754944	10.638464	9.06%	0
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.520578	13.094312	-9.82%	0
2017	12.767894	14.520578	13.73%	0
2016	12.114297	12.767894	5.40%	0
2015	12.502492	12.114297	-3.10%	0
2014	12.160437	12.502492	2.81%	0
2013	10.213369	12.160437	19.06%	0
2012	9.152368	10.213369	11.59%	0
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.098134	11.569699	-4.37%	0
2017	11.582781	12.098134	4.45%	0
2016	11.274425	11.582781	2.74%	0
2015	11.565966	11.274425	-2.52%	0
2014	11.397682	11.565966	1.48%	0
2013	11.060972	11.397682	3.04%	0
2012	10.478460	11.060972	5.56%	0
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.896590	10.862112	-8.70%	0
2017	10.555420	11.896590	12.71%	0
2016	10.182550	10.555420	3.66%	0
2015	10.834446	10.182550	-6.02%	0
2014	10.789190	10.834446	0.42%	0
2013*	10.000000	10.789190	7.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.216704	11.147089	-8.76%	0
2017	10.561046	12.216704	15.68%	0
2016	10.125079	10.561046	4.31%	0
2015	10.839288	10.125079	-6.59%	0
2014	10.927239	10.839288	-0.80%	0
2013*	10.000000	10.927239	9.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.131604	12.892479	-8.77%	0
2017	12.626111	14.131604	11.92%	0
2016	12.045159	12.626111	4.82%	0
2015	12.398112	12.045159	-2.85%	0
2014	12.073604	12.398112	2.69%	0
2013	10.436655	12.073604	15.68%	0
2012	9.458397	10.436655	10.34%	0
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.734467	13.092817	-11.14%	0
2017	12.707562	14.734467	15.95%	0
2016	12.026843	12.707562	5.66%	0
2015	12.434795	12.026843	-3.28%	0
2014	12.110286	12.434795	2.68%	0
2013	9.923178	12.110286	22.04%	0
2012	8.819139	9.923178	12.52%	0
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.197817	12.341675	-6.49%	0
2017	12.230031	13.197817	7.91%	0
2016	11.748907	12.230031	4.10%	0
2015	12.093095	11.748907	-2.85%	0
2014	11.831755	12.093095	2.21%	0
2013	10.831315	11.831755	9.24%	0
2012	10.023566	10.831315	8.06%	0
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.246366	11.942017	-2.49%	627
2017	11.969939	12.246366	2.31%	0
2016	11.607737	11.969939	3.12%	0
2015	11.925518	11.607737	-2.66%	0
2014	11.601293	11.925518	2.79%	0
2013	12.070883	11.601293	-3.89%	0
2012	11.436873	12.070883	5.54%	0
2011	10.962081	11.436873	4.33%	0
2010	10.454385	10.962081	4.86%	0
2009	9.803732	10.454385	6.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	13.055746	12.633130	-3.24%	0
2017	12.811782	13.055746	1.90%	0
2016	12.624814	12.811782	1.48%	0
2015	12.923071	12.624814	-2.31%	0
2014	12.547427	12.923071	2.99%	0
2013	13.044692	12.547427	-3.81%	0
2012	12.401645	13.044692	5.19%	0
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.783614	12.155550	-11.81%	0
2017	11.906122	13.783614	15.77%	0
2016	10.884312	11.906122	9.39%	0
2015	11.445404	10.884312	-4.90%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.801411	11.586935	-9.49%	0
2017	11.451402	12.801411	11.79%	0
2016	10.720619	11.451402	6.82%	0
2015	11.112897	10.720619	-3.53%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.423199	27.478699	-3.32%	0
2017	22.777133	28.423199	24.79%	0
2016	22.447233	22.777133	1.47%	0
2015	21.807049	22.447233	2.94%	0
2014	20.455327	21.807049	6.61%	455
2013	15.284154	20.455327	33.83%	926
2012	13.143632	15.284154	16.29%	1,260
2011	13.726542	13.143632	-4.25%	1,269
2010	12.880958	13.726542	6.56%	1,539
2009*	10.000000	12.880958	28.81%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.312041	28.551089	-19.15%	0
2017	25.461436	35.312041	38.69%	0
2016	24.122786	25.461436	5.55%	0
2015	29.325680	24.122786	-17.74%	0
2014	31.678628	29.325680	-7.43%	0
2013	32.121554	31.678628	-1.38%	0
2012	27.960981	32.121554	14.88%	0
2011	36.785246	27.960981	-23.99%	0
2010	32.316511	36.785246	13.83%	0
2009	20.178429	32.316511	60.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.139454	11.914033	-1.86%	692
2017	12.108969	12.139454	0.25%	37
2016	12.239542	12.108969	-1.07%	39
2015	12.477473	12.239542	-1.91%	40
2014	12.150998	12.477473	2.69%	42
2013	12.896769	12.150998	-5.78%	44
2012	12.744186	12.896769	1.20%	46
2011	12.099304	12.744186	5.33%	48
2010	11.758780	12.099304	2.90%	50
2009	11.660809	11.758780	0.84%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.915789	8.876176	-0.44%	1,740
2017	9.040660	8.915789	-1.38%	3,029
2016	9.205216	9.040660	-1.79%	3,344
2015	9.373944	9.205216	-1.80%	11,476
2014	9.545767	9.373944	-1.80%	11,847
2013	9.720735	9.545767	-1.80%	14,123
2012	9.899405	9.720735	-1.80%	14,931
2011	10.080348	9.899405	-1.80%	15,977
2010	10.265103	10.080348	-1.80%	15,855
2009	10.448876	10.265103	-1.76%	24,875

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.126828	8.471607	-16.34%	0
2017	8.114806	10.126828	24.79%	0
2016	8.211100	8.114806	-1.17%	0
2015	8.639911	8.211100	-4.96%	0
2014	8.862087	8.639911	-2.51%	0
2013	7.676311	8.862087	15.45%	0
2012	6.784317	7.676311	13.15%	0
2011	7.676060	6.784317	-11.62%	0
2010	6.917197	7.676060	10.97%	118
2009	5.441437	6.917197	27.12%	82
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	11.004233	9.278618	-15.68%	0
2017	9.003411	11.004233	22.22%	0
2016	9.120290	9.003411	-1.28%	0
2015	9.418303	9.120290	-3.16%	0
2014	10.223577	9.418303	-7.88%	0
2013	8.603248	10.223577	18.83%	0
2012	7.411512	8.603248	16.08%	0
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.472311	25.481350	-10.50%	330
2017	24.480921	28.472311	16.30%	331
2016	22.772343	24.480921	7.50%	332
2015	23.423588	22.772343	-2.78%	6,053
2014	22.720264	23.423588	3.10%	6,078
2013	18.182340	22.720264	24.96%	6,816
2012	15.975717	18.182340	13.81%	7,338
2011	16.933712	15.975717	-5.66%	7,614
2010	15.043224	16.933712	12.57%	7,329
2009	12.042687	15.043224	24.92%	7,014
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.861001	15.752948	-6.57%	0
2017	15.449516	16.861001	9.14%	0
2016	14.799176	15.449516	4.39%	0
2015	15.096673	14.799176	-1.97%	0
2014	14.699388	15.096673	2.70%	0
2013	13.197182	14.699388	11.38%	0
2012	12.286428	13.197182	7.41%	0
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.094807	18.454344	-8.16%	0
2017	17.822756	20.094807	12.75%	0
2016	16.844848	17.822756	5.81%	0
2015	17.245351	16.844848	-2.32%	0
2014	16.691502	17.245351	3.32%	0
2013	14.224401	16.691502	17.34%	0
2012	12.904880	14.224401	10.22%	0
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.217303	13.708248	-3.58%	0
2017	13.698722	14.217303	3.79%	0
2016	13.378693	13.698722	2.39%	0
2015	13.587950	13.378693	-1.54%	0
2014	13.318874	13.587950	2.02%	271
2013	12.937881	13.318874	2.94%	272
2012	12.527245	12.937881	3.28%	272
2011	12.393105	12.527245	1.08%	273
2010	11.917943	12.393105	3.99%	273
2009	11.125672	11.917943	7.12%	274
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.807374	10.941450	-7.33%	0
2017	10.543781	11.807374	11.98%	0
2016	10.156788	10.543781	3.81%	0
2015	10.689448	10.156788	-4.98%	0
2014	10.624476	10.689448	0.61%	0
2013*	10.000000	10.624476	6.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.177545	11.233201	-7.75%	0
2017	10.601725	12.177545	14.86%	0
2016	10.093899	10.601725	5.03%	0
2015	10.702217	10.093899	-5.68%	0
2014	10.712665	10.702217	-0.10%	0
2013*	10.000000	10.712665	7.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.356379	19.778720	-7.39%	0
2017	19.257328	21.356379	10.90%	104
2016	18.302010	19.257328	5.22%	4,430
2015	18.700084	18.302010	-2.13%	4,480
2014	18.104816	18.700084	3.29%	4,709
2013	15.808117	18.104816	14.53%	4,711
2012	14.527801	15.808117	8.81%	4,714
2011	14.799515	14.527801	-1.84%	5,007
2010	13.587725	14.799515	8.92%	5,577
2009	11.614317	13.587725	16.99%	6,417

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.522175	23.123863	-9.40%	524
2017	22.273646	25.522175	14.58%	2,518
2016	20.907507	22.273646	6.53%	2,651
2015	21.447290	20.907507	-2.52%	3,012
2014	20.808912	21.447290	3.07%	3,859
2013	17.315454	20.808912	20.18%	14,038
2012	15.500648	17.315454	11.71%	2,924
2011	16.127159	15.500648	-3.88%	11,115
2010	14.554604	16.127159	10.80%	10,186
2009	11.915016	14.554604	22.15%	9,721
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.723504	16.753283	-5.47%	12,531
2017	16.525257	17.723504	7.25%	12,531
2016	15.919441	16.525257	3.81%	12,531
2015	16.216208	15.919441	-1.83%	12,531
2014	15.766218	16.216208	2.85%	12,531
2013	14.530234	15.766218	8.51%	0
2012	13.696059	14.530234	6.09%	0
2011	13.664709	13.696059	0.23%	0
2010	12.823011	13.664709	6.56%	0
2009	11.398289	12.823011	12.50%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.720081	10.953211	-6.54%	0
2017	10.152240	11.720081	15.44%	0
2016	9.523759	10.152240	6.60%	0
2015	9.921279	9.523759	-4.01%	0
2014*	10.000000	9.921279	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.849790	12.292316	-4.34%	0
2017	10.751822	12.849790	19.51%	0
2016	9.948971	10.751822	8.07%	0
2015	10.117028	9.948971	-1.66%	0
2014*	10.000000	10.117028	1.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	42.159701	36.683762	-12.99%	0
2017	37.079358	42.159701	13.70%	0
2016	31.388512	37.079358	18.13%	0
2015	32.794989	31.388512	-4.29%	0
2014	30.520937	32.794989	7.45%	0
2013	23.360061	30.520937	30.65%	0
2012	20.250791	23.360061	15.35%	0
2011	21.159631	20.250791	-4.30%	0
2010	17.073555	21.159631	23.93%	189
2009	12.713568	17.073555	34.29%	444

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.072433	9.877822	-18.18%	1,236
2017	9.792425	12.072433	23.28%	0
2016	10.224146	9.792425	-4.22%	0
2015	10.480173	10.224146	-2.44%	0
2014	10.818565	10.480173	-3.13%	0
2013	9.098988	10.818565	18.90%	0
2012	8.021231	9.098988	13.44%	0
2011	9.037755	8.021231	-11.25%	0
2010	8.086870	9.037755	11.76%	0
2009	6.050429	8.086870	33.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.171596	13.937779	-18.83%	0
2017	14.269710	17.171596	20.34%	0
2016	13.841080	14.269710	3.10%	0
2015	14.890866	13.841080	-7.05%	0
2014	16.788548	14.890866	-11.30%	0
2013	14.123274	16.788548	18.87%	0
2012	12.287879	14.123274	14.94%	0
2011	14.969960	12.287879	-17.92%	0
2010	14.395582	14.969960	3.99%	0
2009	11.319314	14.395582	27.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.101566	17.178367	-5.10%	429
2017	14.191906	18.101566	27.55%	0
2016	14.169339	14.191906	0.16%	0
2015	13.991194	14.169339	1.27%	0
2014	12.934965	13.991194	8.17%	0
2013	9.799546	12.934965	32.00%	0
2012	8.592706	9.799546	14.04%	0
2011	9.042175	8.592706	-4.97%	0
2010	7.981912	9.042175	13.28%	0
2009	6.283783	7.981912	27.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.118983	13.960579	-13.39%	0
2017	14.352321	16.118983	12.31%	0
2016	12.593902	14.352321	13.96%	0
2015	13.281183	12.593902	-5.17%	0
2014	12.267987	13.281183	8.26%	0
2013	9.252011	12.267987	32.60%	0
2012	8.012466	9.252011	15.47%	0
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.892890	16.330681	-8.73%	555
2017	14.287537	17.892890	25.23%	0
2016	13.718002	14.287537	4.15%	0
2015	14.017936	13.718002	-2.14%	0
2014	13.762966	14.017936	1.85%	31
2013	10.111494	13.762966	36.11%	991
2012	8.981908	10.111494	12.58%	1,670
2011	9.572291	8.981908	-6.17%	1,685
2010	7.707532	9.572291	24.19%	2,145
2009	6.194427	7.707532	24.43%	1,720
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.759846	17.702399	-14.73%	766
2017	18.569436	20.759846	11.80%	0
2016	16.079785	18.569436	15.48%	0
2015	16.861109	16.079785	-4.63%	0
2014	14.672824	16.861109	14.91%	0
2013	11.012612	14.672824	33.24%	0
2012	9.639322	11.012612	14.25%	0
2011	10.048939	9.639322	-4.08%	0
2010	8.553700	10.048939	17.48%	0
2009	6.676263	8.553700	28.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.891316	25.136176	-9.88%	0
2017	22.785227	27.891316	22.41%	0
2016	21.471510	22.785227	6.12%	0
2015	21.749917	21.471510	-1.28%	0
2014	21.600360	21.749917	0.69%	0
2013	15.280298	21.600360	41.36%	0
2012	13.759512	15.280298	11.05%	0
2011	14.132927	13.759512	-2.64%	0
2010	11.503780	14.132927	22.85%	0
2009	9.210609	11.503780	24.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.662268	32.275571	-18.62%	0
2017	37.136550	39.662268	6.80%	0
2016	30.104323	37.136550	23.36%	0
2015	32.713688	30.104323	-7.98%	0
2014	31.202424	32.713688	4.84%	0
2013	22.691833	31.202424	37.51%	0
2012	19.208436	22.691833	18.13%	0
2011	20.688034	19.208436	-7.15%	0
2010	16.657048	20.688034	24.20%	0
2009	13.477173	16.657048	23.59%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	37.161708	31.805962	-14.41%	0
2017	33.428583	37.161708	11.17%	0
2016	27.777485	33.428583	20.34%	0
2015	28.833128	27.777485	-3.66%	0
2014	29.199343	28.833128	-1.25%	0
2013	21.155476	29.199343	38.02%	0
2012	18.697175	21.155476	13.15%	0
2011	20.212173	18.697175	-7.50%	0
2010	16.468562	20.212173	22.73%	0
2009	12.475251	16.468562	32.01%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.212555	26.645864	-2.08%	826
2017	23.044474	27.212555	18.09%	0
2016	21.110203	23.044474	9.16%	0
2015	21.355817	21.110203	-1.15%	0
2014	19.449084	21.355817	9.80%	0
2013	15.142923	19.449084	28.44%	0
2012	13.545453	15.142923	11.79%	0
2011	13.741266	13.545453	-1.42%	0
2010	12.358728	13.741266	11.19%	0
2009	10.023574	12.358728	23.30%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.925887	13.119037	-5.79%	0
2017	13.359676	13.925887	4.24%	0
2016	12.692848	13.359676	5.25%	0
2015	13.701058	12.692848	-7.36%	0
2014	10.848682	13.701058	26.29%	0
2013	10.757084	10.848682	0.85%	0
2012	9.477882	10.757084	13.50%	0
2011	9.093061	9.477882	4.23%	0
2010	7.132550	9.093061	27.49%	0
2009	5.565185	7.132550	28.16%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.713738	15.611411	-6.60%	0
2017	14.039385	16.713738	19.05%	0
2016	12.833474	14.039385	9.40%	0
2015	12.946640	12.833474	-0.87%	0
2014	11.659226	12.946640	11.04%	0
2013*	10.000000	11.659226	16.59%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.017986	9.917375	-1.00%	0
2017	10.042521	10.017986	-0.24%	0
2016	9.977485	10.042521	0.65%	0
2015	10.195152	9.977485	-2.14%	0
2014	10.331000	10.195152	-1.31%	0
2013	10.509297	10.331000	-1.70%	0
2012	10.338148	10.509297	1.66%	0
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.990104	13.919605	-12.95%	0
2017	14.260108	15.990104	12.13%	0
2016	12.013426	14.260108	18.70%	0
2015	12.861546	12.013426	-6.59%	0
2014	12.527139	12.861546	2.67%	0
2013*	10.000000	12.527139	25.27%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.312102	13.503815	-17.22%	806
2017	13.535236	16.312102	20.52%	0
2016	13.630656	13.535236	-0.70%	0
2015	14.444317	13.630656	-5.63%	0
2014	16.013771	14.444317	-9.80%	0
2013	13.578670	16.013771	17.93%	0
2012	11.565412	13.578670	17.41%	0
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	15.644073	12.756861	-18.46%	0
2017	12.567100	15.644073	24.48%	0
2016	13.033499	12.567100	-3.58%	0
2015	13.072673	13.033499	-0.30%	0
2014	13.762943	13.072673	-5.02%	0
2013	11.893963	13.762943	15.71%	0
2012	10.223255	11.893963	16.34%	0
2011	11.874758	10.223255	-13.91%	0
2010	9.910417	11.874758	19.82%	0
2009	7.502775	9.910417	32.09%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	35.743056	32.794269	-8.25%	0
2017	29.219140	35.743056	22.33%	0
2016	28.564487	29.219140	2.29%	0
2015	28.801587	28.564487	-0.82%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.749573	9.670872	-0.81%	34
2017	9.840098	9.749573	-0.92%	36
2016	9.899264	9.840098	-0.60%	38
2015	10.062229	9.899264	-1.62%	40
2014	10.184536	10.062229	-1.20%	42
2013	10.307634	10.184536	-1.19%	44
2012	10.034926	10.307634	2.72%	46
2011	10.188937	10.034926	-1.51%	11,379
2010	9.854848	10.188937	3.39%	11,381
2009	8.855318	9.854848	11.29%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	29.052132	26.892822	-7.43%	0
2017	24.979462	29.052132	16.30%	0
2016	23.152711	24.979462	7.89%	0
2015	23.686915	23.152711	-2.26%	0
2014	21.852392	23.686915	8.40%	0
2013	16.171660	21.852392	35.13%	0
2012	14.839478	16.171660	8.98%	0
2011	15.591222	14.839478	-4.82%	0
2010	12.923170	15.591222	20.65%	0
2009	10.013252	12.923170	29.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	38.477207	32.720398	-14.96%	0
2017	28.741356	38.477207	33.87%	0
2016	29.312792	28.741356	-1.95%	0
2015	28.792754	29.312792	1.81%	0
2014	28.729856	28.792754	0.22%	0
2013	23.038040	28.729856	24.71%	0
2012	19.397365	23.038040	18.77%	0
2011	21.593622	19.397365	-10.17%	0
2010	19.004772	21.593622	13.62%	0
2009	13.887705	19.004772	36.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.392570	9.741261	-6.27%	0
2017	9.980083	10.392570	4.13%	0
2016	9.563364	9.980083	4.36%	0
2015	9.987547	9.563364	-4.25%	0
2014	9.923377	9.987547	0.65%	0
2013	10.142487	9.923377	-2.16%	0
2012*	10.000000	10.142487	1.42%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.814716	8.542677	-21.01%	0
2017	8.709183	10.814716	24.18%	0
2016	9.115919	8.709183	-4.46%	0
2015	9.003381	9.115919	1.25%	0
2014*	10.000000	9.003381	-9.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.741244	25.935771	-9.76%	789
2017	25.092208	28.741244	14.54%	0
2016	22.957060	25.092208	9.30%	0
2015	22.673431	22.957060	1.25%	0
2014	20.913854	22.673431	8.41%	0
2013	16.203001	20.913854	29.07%	0
2012	14.150389	16.203001	14.51%	0
2011	14.454684	14.150389	-2.11%	0
2010	12.708267	14.454684	13.74%	0
2009	10.110795	12.708267	25.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.969357	35.988124	-12.16%	0
2017	36.623622	40.969357	11.87%	0
2016	31.692282	36.623622	15.56%	0
2015	34.367562	31.692282	-7.78%	0
2014	31.344434	34.367562	9.64%	0
2013	22.697960	31.344434	38.09%	0
2012	19.643856	22.697960	15.55%	0
2011	20.491527	19.643856	-4.14%	0
2010	16.957145	20.491527	20.84%	49
2009	12.615191	16.957145	34.42%	36
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.305064	10.495812	-7.16%	0
2017	10.153309	11.305064	11.34%	0
2016	9.157129	10.153309	10.88%	0
2015	10.268491	9.157129	-10.82%	0
2014	10.409361	10.268491	-1.35%	0
2013	10.588592	10.409361	-1.69%	0
2012*	10.000000	10.588592	5.89%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.441497	9.757791	-6.55%	0
2017	9.685138	10.441497	7.81%	0
2016	8.711155	9.685138	11.18%	0
2015	9.085729	8.711155	-4.12%	0
2014	9.124117	9.085729	-0.42%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.589335	10.916043	-5.81%	0
2017	10.657165	11.589335	8.75%	0
2016	10.545781	10.657165	1.06%	0
2015	11.569222	10.545781	-8.85%	0
2014	11.745940	11.569222	-1.50%	0
2013	12.801943	11.745940	-8.25%	0
2012	12.388995	12.801943	3.33%	0
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.955988	10.783224	-1.58%	414
2017	11.018280	10.955988	-0.57%	0
2016	11.075154	11.018280	-0.51%	0
2015	11.254659	11.075154	-1.59%	0
2014	11.375834	11.254659	-1.07%	0
2013	11.611314	11.375834	-2.03%	0
2012	11.181746	11.611314	3.84%	0
2011	11.272539	11.181746	-0.81%	0
2010	10.913226	11.272539	3.29%	0
2009*	10.000000	10.913226	9.13%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.127724	10.086363	-0.41%	0
2017	10.080478	10.127724	0.47%	0
2016*	10.000000	10.080478	0.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.777277	10.515040	-2.43%	0
2017	10.469937	10.777277	2.94%	0
2016	10.392814	10.469937	0.74%	0
2015	10.547913	10.392814	-1.47%	0
2014	10.311521	10.547913	2.29%	0
2013	10.720627	10.311521	-3.82%	0
2012	9.970403	10.720627	7.52%	0
2011*	10.000000	9.970403	-0.30%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.226376	10.087430	-10.15%	0
2017*	10.000000	11.226376	12.26%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.263587	13.333455	0.53%	0
2017	10.317463	13.263587	28.55%	0
2016*	10.000000	10.317463	3.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.331112	16.147283	-20.58%	0
2017	16.355298	20.331112	24.31%	0
2016	17.073155	16.355298	-4.20%	0
2015	17.361809	17.073155	-1.66%	0
2014	18.965542	17.361809	-8.46%	0
2013	15.079944	18.965542	25.77%	0
2012	12.596327	15.079944	19.72%	0
2011	15.441920	12.596327	-18.43%	0
2010	14.291841	15.441920	8.05%	0
2009	11.677311	14.291841	22.39%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.793616	33.466303	-0.97%	0
2017	27.030101	33.793616	25.02%	0
2016	30.827671	27.030101	-12.32%	0
2015	27.912004	30.827671	10.45%	0
2014	21.660182	27.912004	28.86%	0
2013	14.654528	21.660182	47.81%	0
2012	11.392176	14.654528	28.64%	0
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.282798	5.118416	-29.72%	0
2017	7.565042	7.282798	-3.73%	0
2016	5.371409	7.565042	40.84%	0
2015	8.241290	5.371409	-34.82%	0
2014	10.405712	8.241290	-20.80%	0
2013	9.607335	10.405712	8.31%	0
2012*	10.000000	9.607335	-3.93%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.449469	5.246166	-29.58%	0
2017	7.716662	7.449469	-3.46%	0
2016	5.467732	7.716662	41.13%	0
2015	8.366467	5.467732	-34.65%	0
2014	10.532019	8.366467	-20.56%	0
2013	9.702966	10.532019	8.54%	0
2012*	10.000000	9.702966	-2.97%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	23.762995	20.228922	-14.87%	0
2017	19.134856	23.762995	24.19%	0
2016	18.754060	19.134856	2.03%	0
2015	19.711666	18.754060	-4.86%	0
2014	18.215116	19.711666	8.22%	0
2013	13.849820	18.215116	31.52%	0
2012	12.129673	13.849820	14.18%	0
2011	13.256655	12.129673	-8.50%	0
2010	12.016171	13.256655	10.32%	0
2009	9.630322	12.016171	24.77%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	19.689004	18.771176	-4.66%	0
2017	17.861121	19.689004	10.23%	0
2016	16.891872	17.861121	5.74%	0
2015	16.989312	16.891872	-0.57%	0
2014	14.654375	16.989312	15.93%	0
2013	12.474152	14.654375	17.48%	0
2012	11.238452	12.474152	11.00%	0
2011	10.747011	11.238452	4.57%	0
2010	9.660082	10.747011	11.25%	0
2009	8.520347	9.660082	13.38%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.107799	24.721363	-1.54%	0
2017	18.994908	25.107799	32.18%	0
2016	19.242363	18.994908	-1.29%	0
2015	19.335217	19.242363	-0.48%	0
2014	18.957058	19.335217	1.99%	0
2013	13.800521	18.957058	37.36%	0
2012	11.673706	13.800521	18.22%	0
2011	12.584611	11.673706	-7.24%	0
2010*	10.000000	12.584611	25.85%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.287779	28.139262	-0.53%	0
2017	22.886613	28.287779	23.60%	0
2016	21.629384	22.886613	5.81%	0
2015	22.679656	21.629384	-4.63%	0
2014	23.537434	22.679656	-3.64%	0
2013	15.954536	23.537434	47.53%	0
2012	15.062138	15.954536	5.92%	0
2011	16.076701	15.062138	-6.31%	0
2010	12.913770	16.076701	24.49%	0
2009	8.615146	12.913770	49.90%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.537474	11.400187	-9.07%	0
2017	11.172804	12.537474	12.21%	0
2016	11.012140	11.172804	1.46%	0
2015	11.367500	11.012140	-3.13%	0
2014	11.114209	11.367500	2.28%	0
2013	10.116462	11.114209	9.86%	0
2012*	10.000000	10.116462	1.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	29.476648	27.237420	-7.60%	0
2017	25.321436	29.476648	16.41%	0
2016	23.226144	25.321436	9.02%	0
2015	23.331079	23.226144	-0.45%	0
2014	21.750161	23.331079	7.27%	0
2013	16.464439	21.750161	32.10%	0
2012	14.308110	16.464439	15.07%	0
2011	13.742989	14.308110	4.11%	0
2010	12.413111	13.742989	10.71%	0
2009	10.508689	12.413111	18.12%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.630238	-23.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	41.781949	34.732603	-16.87%	0
2017	37.720118	41.781949	10.77%	0
2016	30.794342	37.720118	22.49%	0
2015	33.269220	30.794342	-7.44%	0
2014	31.112937	33.269220	6.93%	0
2013	23.031215	31.112937	35.09%	1
2012	19.807956	23.031215	16.27%	217
2011	22.084830	19.807956	-10.31%	217
2010	17.774548	22.084830	24.25%	798
2009	12.694437	17.774548	40.02%	203
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	13.025991	12.423356	-4.63%	0
2017	12.800830	13.025991	1.76%	0
2016	12.493311	12.800830	2.46%	261
2015	13.050939	12.493311	-4.27%	285
2014	12.872186	13.050939	1.39%	854
2013	14.329952	12.872186	-10.17%	873
2012	13.596485	14.329952	5.39%	847
2011	12.396085	13.596485	9.68%	20,904
2010	12.014646	12.396085	3.17%	20,517
2009	11.106590	12.014646	8.18%	21,724

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	28.387690	25.855443	-8.92%	0
2017	24.041349	28.387690	18.08%	0
2016	21.637181	24.041349	11.11%	0
2015	23.439460	21.637181	-7.69%	0
2014	21.259600	23.439460	10.25%	0
2013	15.987293	21.259600	32.98%	0
2012	14.231776	15.987293	12.34%	0
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.601171	24.430609	-14.58%	1,146
2017	26.140946	28.601171	9.41%	1,245
2016	21.702037	26.140946	20.45%	1,443
2015	22.465985	21.702037	-3.40%	1,706
2014	19.691725	22.465985	14.09%	2,222
2013	15.444726	19.691725	27.50%	2,539
2012	13.539412	15.444726	14.07%	2,934
2011	13.911364	13.539412	-2.67%	3,508
2010	11.912745	13.911364	16.78%	3,100
2009	9.350585	11.912745	27.40%	5,210
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.691353	10.189411	-4.69%	0
2017	10.172267	10.691353	5.10%	0
2016	9.185936	10.172267	10.74%	0
2015*	10.000000	9.185936	-8.14%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.942216	9.686901	-2.57%	1,448
2017	9.814423	9.942216	1.30%	1,350
2016	9.758916	9.814423	0.57%	1,220
2015*	10.000000	9.758916	-2.41%	1,251
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.675176	11.516814	-9.14%	0
2017	11.085342	12.675176	14.34%	0
2016	9.730969	11.085342	13.92%	0
2015*	10.000000	9.730969	-2.69%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.420092	14.893306	-9.30%	22
2017	14.711924	16.420092	11.61%	22
2016	14.439042	14.711924	1.89%	22
2015	14.859989	14.439042	-2.83%	22
2014	14.853093	14.859989	0.05%	23
2013	13.226327	14.853093	12.30%	1,122
2012	12.254789	13.226327	7.93%	1,035
2011	12.956952	12.254789	-5.42%	4,322
2010	12.027073	12.956952	7.73%	1,509
2009*	10.000000	12.027073	20.27%	1,134
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.169566	9.581305	-5.78%	0
2017*	10.000000	10.169566	1.70%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.373310	13.345931	-18.49%	0
2017	14.926019	16.373310	9.70%	0
2016	11.600441	14.926019	28.67%	0
2015	12.635690	11.600441	-8.19%	0
2014	12.189031	12.635690	3.66%	0
2013*	10.000000	12.189031	21.89%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.254024	10.967071	-17.25%	443
2017	11.737699	13.254024	12.92%	452
2016	10.380307	11.737699	13.08%	474
2015	10.848962	10.380307	-4.32%	469
2014*	10.000000	10.848962	8.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	42.867748	38.294076	-10.67%	409
2017	38.854190	42.867748	10.33%	439
2016	31.484344	38.854190	23.41%	462
2015	32.842926	31.484344	-4.14%	499
2014	31.831718	32.842926	3.18%	576
2013	23.047568	31.831718	38.11%	549
2012	20.289105	23.047568	13.60%	597
2011	20.555092	20.289105	-1.29%	1,636
2010	16.643625	20.555092	23.50%	2,688
2009	13.563037	16.643625	22.71%	1,844

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.660387	28.629213	-6.62%	0
2017	25.770073	30.660387	18.98%	0
2016	23.559022	25.770073	9.39%	0
2015	23.796436	23.559022	-1.00%	0
2014	21.435938	23.796436	11.01%	0
2013	16.582303	21.435938	29.27%	1,625
2012	14.631439	16.582303	13.33%	1,626
2011	14.668947	14.631439	-0.26%	17,230
2010	13.048410	14.668947	12.42%	26,348
2009	10.547325	13.048410	23.71%	27,139
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	27.012031	24.626540	-8.83%	0
2017	21.667347	27.012031	24.67%	0
2016	20.508999	21.667347	5.65%	145
2015	21.478467	20.508999	-4.51%	165
2014	20.294866	21.478467	5.83%	644
2013	17.113277	20.294866	18.59%	702
2012	15.831612	17.113277	8.10%	693
2011	14.833045	15.831612	6.73%	1,242
2010	13.136134	14.833045	12.92%	4,719
2009	10.949713	13.136134	19.97%	4,719
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	25.610481	20.286059	-20.79%	0
2017	20.978955	25.610481	22.08%	0
2016	18.300704	20.978955	14.63%	0
2015	19.128157	18.300704	-4.33%	0
2014	19.234554	19.128157	-0.55%	0
2013	13.221548	19.234554	45.48%	0
2012	11.203746	13.221548	18.01%	0
2011	13.281829	11.203746	-15.65%	0
2010	10.344205	13.281829	28.40%	0
2009	8.380150	10.344205	23.44%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.450759	10.247554	-1.94%	0
2017	10.292872	10.450759	1.53%	0
2016	9.625280	10.292872	6.94%	0
2015	9.904984	9.625280	-2.82%	0
2014	10.034262	9.904984	-1.29%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.035522	-9.64%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.425843	13.072883	-2.63%	0
2017	13.183886	13.425843	1.84%	0
2016	12.973504	13.183886	1.62%	0
2015	13.276380	12.973504	-2.28%	0
2014	13.067579	13.276380	1.60%	0
2013	13.214717	13.067579	-1.11%	0
2012	12.302288	13.214717	7.42%	539
2011	12.288936	12.302288	0.11%	3,541
2010	11.562875	12.288936	6.28%	13,482
2009	9.804553	11.562875	17.93%	18,047
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.214245	-17.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.358477	15.369991	-6.04%	0
2017	14.775147	16.358477	10.72%	0
2016	14.304701	14.775147	3.29%	0
2015	14.652051	14.304701	-2.37%	0
2014	14.324972	14.652051	2.28%	0
2013	12.893469	14.324972	11.10%	0
2012	11.773339	12.893469	9.51%	0
2011	12.046245	11.773339	-2.27%	0
2010	10.905056	12.046245	10.46%	0
2009	8.963395	10.905056	21.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.589656	16.213216	-7.83%	0
2017	15.413830	17.589656	14.12%	0
2016	14.842293	15.413830	3.85%	0
2015	15.191805	14.842293	-2.30%	0
2014	14.798126	15.191805	2.66%	0
2013	13.038437	14.798126	13.50%	0
2012	11.749070	13.038437	10.97%	0
2011	12.120556	11.749070	-3.06%	3,279
2010	10.801171	12.120556	12.22%	3,430
2009	8.560800	10.801171	26.17%	6,245
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.144671	17.275149	-9.77%	0
2017	16.160196	19.144671	18.47%	0
2016	15.477431	16.160196	4.41%	0
2015	15.853146	15.477431	-2.37%	0
2014	15.420521	15.853146	2.81%	0
2013	12.940657	15.420521	19.16%	0
2012	11.447241	12.940657	13.05%	0
2011	12.002147	11.447241	-4.62%	922
2010	10.551525	12.002147	13.75%	965
2009	8.195231	10.551525	28.75%	842

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.849713	11.112802	-6.22%	0
2017	10.396806	11.849713	13.97%	0
2016*	10.000000	10.396806	3.97%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	16.068729	11.863848	-26.17%	3,231
2017	16.838069	16.068729	-4.57%	3,634
2016	12.849277	16.838069	31.04%	3,905
2015	16.519684	12.849277	-22.22%	4,058
2014	19.294532	16.519684	-14.38%	4,253
2013	15.834717	19.294532	21.85%	4,570
2012	15.404595	15.834717	2.79%	5,026
2011	16.555210	15.404595	-6.95%	4,992
2010	14.155272	16.555210	16.95%	4,257
2009	9.772843	14.155272	44.84%	2,813
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.574823	23.853768	-10.24%	573
2017	24.033906	26.574823	10.57%	635
2016	20.801784	24.033906	15.54%	699
2015	22.131963	20.801784	-6.01%	776
2014	20.786507	22.131963	6.47%	976
2013	16.567748	20.786507	25.46%	3,574
2012	14.421183	16.567748	14.88%	2,881
2011	14.596869	14.421183	-1.20%	18,658
2010	12.941302	14.596869	12.79%	67,069
2009	10.151580	12.941302	27.48%	73,460
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.843258	11.445644	-10.88%	0
2017	11.220658	12.843258	14.46%	0
2016*	10.000000	11.220658	12.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.627632	31.882183	-2.28%	331
2017	24.656166	32.627632	32.33%	364
2016	24.982242	24.656166	-1.31%	394
2015	23.809250	24.982242	4.93%	1,236
2014	21.851505	23.809250	8.96%	1,364
2013	16.369918	21.851505	33.49%	1,504
2012	14.579335	16.369918	12.28%	1,609
2011	14.858393	14.579335	-1.88%	7,305
2010	12.221840	14.858393	21.57%	11,389
2009	9.730934	12.221840	25.60%	10,454

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.742374	13.380594	-2.63%	12,589
2017	13.463234	13.742374	2.07%	14,230
2016	13.128412	13.463234	2.55%	15,400
2015	13.490516	13.128412	-2.68%	17,777
2014	13.013706	13.490516	3.66%	19,275
2013	13.538964	13.013706	-3.88%	24,819
2012	13.062768	13.538964	3.65%	26,494
2011	12.433559	13.062768	5.06%	14,816
2010	11.778830	12.433559	5.56%	19,675
2009	10.393080	11.778830	13.33%	37,753
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	44.475111	37.199566	-16.36%	2,074
2017	37.590820	44.475111	18.31%	2,150
2016	34.217541	37.590820	9.86%	2,513
2015	35.439781	34.217541	-3.45%	2,849
2014	34.053791	35.439781	4.07%	3,233
2013	25.535746	34.053791	33.36%	4,559
2012	22.710878	25.535746	12.44%	5,456
2011	25.955059	22.710878	-12.50%	17,870
2010	20.567387	25.955059	26.20%	37,984
2009	14.994381	20.567387	37.17%	42,963
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.406355	21.179267	-16.64%	169
2017	19.912388	25.406355	27.59%	987
2016	21.414890	19.912388	-7.02%	1,000
2015	21.122287	21.414890	1.39%	1,003
2014	23.467574	21.122287	-9.99%	0
2013	18.368513	23.467574	27.76%	0
2012	15.547217	18.368513	18.15%	0
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.124280	11.130620	-8.20%	0
2017	11.903219	12.124280	1.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	35.572755	28.801934	-19.03%	0
2017	30.432943	35.572755	16.89%	0
2016	28.374140	30.432943	7.26%	61
2015	29.861731	28.374140	-4.98%	85
2014	28.564214	29.861731	4.54%	85
2013	22.354752	28.564214	27.78%	113
2012	17.925535	22.354752	24.71%	177
2011	20.077343	17.925535	-10.72%	6,948
2010	16.191033	20.077343	24.00%	11,996
2009	10.496953	16.191033	54.25%	12,124

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.712315	12.158733	-11.33%	0
2017	12.475601	13.712315	9.91%	0
2016	11.229923	12.475601	11.09%	0
2015	12.199628	11.229923	-7.95%	0
2014	12.085384	12.199628	0.95%	0
2013	9.948307	12.085384	21.48%	0
2012	8.788696	9.948307	13.19%	0
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	16.075119	15.097069	-6.08%	263
2017	14.932768	16.075119	7.65%	2,599
2016	13.342350	14.932768	11.92%	2,624
2015	14.625625	13.342350	-8.77%	4,486
2014	14.243831	14.625625	2.68%	4,400
2013	12.736606	14.243831	11.83%	4,450
2012	11.519704	12.736606	10.56%	4,493
2011	11.463051	11.519704	0.49%	13,480
2010	10.365402	11.463051	10.59%	16,572
2009	7.788371	10.365402	33.09%	9,885
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	30.811433	28.703614	-6.84%	0
2017	26.037409	30.811433	18.34%	0
2016	22.859555	26.037409	13.90%	0
2015	24.172251	22.859555	-5.43%	0
2014	22.651933	24.172251	6.71%	142
2013	17.795419	22.651933	27.29%	958
2012	16.194475	17.795419	9.89%	959
2011	15.565291	16.194475	4.04%	19,331
2010	13.144812	15.565291	18.41%	51,767
2009	11.413078	13.144812	15.17%	59,350
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	39.260695	33.568690	-14.50%	1,642
2017	36.148135	39.260695	8.61%	1,874
2016	28.287927	36.148135	27.79%	2,146
2015	31.120067	28.287927	-9.10%	2,432
2014	31.526727	31.120067	-1.29%	2,855
2013	23.576811	31.526727	33.72%	4,200
2012	20.291086	23.576811	16.19%	5,047
2011	21.480554	20.291086	-5.54%	6,922
2010	17.068056	21.480554	25.85%	8,774
2009	13.464186	17.068056	26.77%	12,676

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.673626	9.646800	-17.36%	18
2017	8.470166	11.673626	37.82%	19
2016	7.347752	8.470166	15.28%	20
2015	9.311771	7.347752	-21.09%	21
2014*	10.000000	9.311771	-6.88%	22
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	23.137498	19.200498	-17.02%	1,623
2017	20.200245	23.137498	14.54%	1,644
2016	19.202150	20.200245	5.20%	1,822
2015	20.922657	19.202150	-8.22%	1,913
2014	23.987403	20.922657	-12.78%	1,927
2013	19.874113	23.987403	20.70%	0
2012	17.126834	19.874113	16.04%	0
2011	19.525697	17.126834	-12.29%	0
2010	18.350761	19.525697	6.40%	0
2009	13.642936	18.350761	34.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.221366	9.225201	0.04%	569
2017	9.217198	9.221366	0.05%	570
2016	9.122386	9.217198	1.04%	1,214
2015	9.712457	9.122386	-6.08%	2,841
2014	9.717412	9.712457	-0.05%	2,810
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.173964	11.429456	-6.12%	0
2017	10.965055	12.173964	11.03%	0
2016	10.706747	10.965055	2.41%	0
2015	11.582354	10.706747	-7.56%	0
2014	11.352746	11.582354	2.02%	0
2013	10.184936	11.352746	11.47%	0
2012*	10.000000	10.184936	1.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.370703	-6.29%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.076177	9.386933	-6.84%	0
2017	9.901715	10.076177	1.76%	0
2016	10.136856	9.901715	-2.32%	0
2015	10.140438	10.136856	-0.04%	0
2014	9.871599	10.140438	2.72%	0
2013*	10.000000	9.871599	-1.28%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.968655	16.948285	-5.68%	0
2017	14.411286	17.968655	24.68%	0
2016	14.391896	14.411286	0.13%	0
2015	13.998245	14.391896	2.81%	0
2014	13.185054	13.998245	6.17%	0
2013	9.609358	13.185054	37.21%	0
2012*	10.000000	9.609358	-3.91%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	15.020917	13.031468	-13.24%	0
2017	13.347388	15.020917	12.54%	0
2016	12.016567	13.347388	11.07%	0
2015	12.790618	12.016567	-6.05%	0
2014	12.510093	12.790618	2.24%	0
2013	9.921681	12.510093	26.09%	0
2012*	10.000000	9.921681	-0.78%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.140660	14.909820	-7.63%	0
2017	13.462987	16.140660	19.89%	0
2016	13.638004	13.462987	-1.28%	1
2015	13.751814	13.638004	-0.83%	1
2014	13.010319	13.751814	5.70%	1
2013	9.703580	13.010319	34.08%	1
2012*	10.000000	9.703580	-2.96%	2
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.315958	14.213460	-7.20%	0
2017	13.193008	15.315958	16.09%	0
2016	13.795294	13.193008	-4.37%	0
2015	15.335356	13.795294	-10.04%	1,358
2014	16.492857	15.335356	-7.02%	1,306
2013	13.428712	16.492857	22.82%	4,324
2012	11.480811	13.428712	16.97%	4,749
2011	12.605139	11.480811	-8.92%	1,803
2010	11.817371	12.605139	6.67%	2,115
2009*	10.000000	11.817371	18.17%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.808340	12.304246	-3.94%	953
2017	12.232137	12.808340	4.71%	953
2016	10.725849	12.232137	14.04%	953
2015	11.688376	10.725849	-8.23%	953
2014	11.686094	11.688376	0.02%	953
2013	10.775009	11.686094	8.46%	953
2012*	10.000000	10.775009	7.75%	265

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.249240	15.937623	-1.92%	504
2017	13.045758	16.249240	24.56%	504
2016	12.525006	13.045758	4.16%	504
2015	13.543971	12.525006	-7.52%	504
2014	12.792552	13.543971	5.87%	504
2013	10.030618	12.792552	27.54%	504
2012*	10.000000	10.030618	0.31%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	26.411377	26.031869	-1.44%	395
2017	22.777047	26.411377	15.96%	435
2016	22.243452	22.777047	2.40%	471
2015	22.570075	22.243452	-1.45%	513
2014	21.245212	22.570075	6.24%	556
2013	18.067655	21.245212	17.59%	598
2012	16.237268	18.067655	11.27%	637
2011	16.321490	16.237268	-0.52%	680
2010	15.380173	16.321490	6.12%	727
2009	12.477840	15.380173	23.26%	771
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.923786	9.613908	-3.12%	0
2017	9.782323	9.923786	1.45%	0
2016	9.749595	9.782323	0.34%	0
2015*	10.000000	9.749595	-2.50%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	39.813229	39.744103	-0.17%	496
2017	31.201879	39.813229	27.60%	504
2016	31.182661	31.201879	0.06%	917
2015	28.382291	31.182661	9.87%	924
2014	26.659761	28.382291	6.46%	1,450
2013	20.752441	26.659761	28.47%	1,397
2012	17.071424	20.752441	21.56%	1,780
2011	18.689987	17.071424	-8.66%	3,158
2010	17.883341	18.689987	4.51%	3,276
2009	12.478366	17.883341	43.31%	4,223
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.104895	22.881168	-0.97%	2,761
2017	16.243323	23.104895	42.24%	2,761
2016	14.535235	16.243323	11.75%	2,761
2015	14.151760	14.535235	2.71%	2,761
2014	13.185918	14.151760	7.32%	2,761
2013	9.922620	13.185918	32.89%	2,761
2012*	10.000000	9.922620	-0.77%	3,109

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.747361	24.774791	-16.72%	275
2017	23.169063	29.747361	28.39%	279
2016	25.301766	23.169063	-8.43%	554
2015	28.267752	25.301766	-10.49%	558
2014	32.765980	28.267752	-13.73%	562
2013	29.211587	32.765980	12.17%	1,014
2012	26.297382	29.211587	11.08%	1,280
2011	39.597895	26.297382	-33.59%	0
2010	32.270233	39.597895	22.71%	0
2009	18.360385	32.270233	75.76%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.712253	8.562009	-20.07%	0
2017	8.537743	10.712253	25.47%	0
2016	7.201666	8.537743	18.55%	0
2015	9.178344	7.201666	-21.54%	0
2014	9.806114	9.178344	-6.40%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.131071	9.840558	-2.87%	0
2017	9.937525	10.131071	1.95%	0
2016*	10.000000	9.937525	-0.62%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.309904	15.731553	-3.55%	961
2017	13.152922	16.309904	24.00%	961
2016	12.316446	13.152922	6.79%	961
2015	12.823797	12.316446	-3.96%	961
2014	14.124104	12.823797	-9.21%	961
2013	10.189999	14.124104	38.61%	961
2012*	10.000000	10.189999	1.90%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.316037	29.309829	-12.02%	5,738
2017	28.924180	33.316037	15.18%	8,251
2016	25.899872	28.924180	11.68%	9,162
2015	26.636851	25.899872	-2.77%	9,551
2014	24.626427	26.636851	8.16%	10,004
2013	18.503779	24.626427	33.09%	13,387
2012	16.269377	18.503779	13.73%	15,433
2011	16.653081	16.269377	-2.30%	20,241
2010	15.255643	16.653081	9.16%	49,498
2009	12.693375	15.255643	20.19%	55,733

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.342636	17.136775	-11.40%	1,502
2017	15.538673	19.342636	24.48%	1,521
2016	15.245104	15.538673	1.93%	1,529
2015	14.609121	15.245104	4.35%	1,581
2014	14.717782	14.609121	-0.74%	1,517
2013	11.748430	14.717782	25.27%	1,509
2012	10.325388	11.748430	13.78%	728
2011	10.709979	10.325388	-3.59%	726
2010*	10.000000	10.709979	7.10%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.667937	12.503851	-1.30%	0
2017	10.074808	12.667937	25.74%	0
2016	9.697648	10.074808	3.89%	0
2015*	10.000000	9.697648	-3.02%	1,036
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.113488	12.752377	-2.75%	0
2017	12.616279	13.113488	3.94%	5,737
2016	12.141894	12.616279	3.91%	5,739
2015	12.474581	12.141894	-2.67%	5,740
2014	11.815778	12.474581	5.58%	5,740
2013	12.108751	11.815778	-2.42%	5,740
2012	11.298831	12.108751	7.17%	5,740
2011	10.921086	11.298831	3.46%	6,087
2010	10.412737	10.921086	4.88%	8,553
2009	9.699151	10.412737	7.36%	27,156
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	24.163726	22.043621	-8.77%	0
2017	22.464555	24.163726	7.56%	0
2016	20.696904	22.464555	8.54%	0
2015	21.337848	20.696904	-3.00%	0
2014	21.129343	21.337848	0.99%	0
2013	23.593642	21.129343	-10.44%	0
2012	20.393775	23.593642	15.69%	0
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.216004	9.234964	-9.60%	0
2017	9.247919	10.216004	10.47%	0
2016	8.195129	9.247919	12.85%	0
2015*	10.000000	8.195129	-18.05%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.816861	17.140572	-8.91%	0
2017	16.312693	18.816861	15.35%	0
2016	14.971781	16.312693	8.96%	0
2015	16.431706	14.971781	-8.88%	0
2014	17.094293	16.431706	-3.88%	0
2013	13.202155	17.094293	29.48%	0
2012	10.969534	13.202155	20.35%	0
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.739490	22.868305	-11.15%	2,441
2017	24.182718	25.739490	6.44%	2,623
2016	20.494743	24.182718	17.99%	2,933
2015	21.851711	20.494743	-6.21%	3,387
2014	19.711374	21.851711	10.86%	3,664
2013	15.252060	19.711374	29.24%	5,012
2012	13.578667	15.252060	12.32%	4,233
2011	13.767110	13.578667	-1.37%	6,944
2010	12.396141	13.767110	11.06%	19,696
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.858262	15.720851	-6.75%	262,602
2017	14.832538	16.858262	13.66%	273,870
2016	13.863636	14.832538	6.99%	311,192
2015	13.987301	13.863636	-0.88%	304,305
2014	13.573557	13.987301	3.05%	327,804
2013	11.217368	13.573557	21.00%	351,754
2012	9.876964	11.217368	13.57%	351,654
2011	9.970101	9.876964	-0.93%	360,886
2010	9.068158	9.970101	9.95%	336,406
2009	7.486222	9.068158	21.13%	214,330
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.219869	10.892983	-2.91%	66,922
2017	11.075063	11.219869	1.31%	68,954
2016	10.991903	11.075063	0.76%	86,252
2015	11.225029	10.991903	-2.08%	104,382
2014	10.894232	11.225029	3.04%	109,963
2013	11.392820	10.894232	-4.38%	118,593
2012	11.058827	11.392820	3.02%	67,667
2011	10.656705	11.058827	3.77%	66,243
2010	10.243901	10.656705	4.03%	69,383
2009	9.306266	10.243901	10.08%	83,287

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.557310	17.384889	-11.11%	1,406
2017	15.213557	19.557310	28.55%	1,564
2016	15.470543	15.213557	-1.66%	1,895
2015	14.794166	15.470543	4.57%	2,080
2014	14.801329	14.794166	-0.05%	2,948
2013	11.722659	14.801329	26.26%	3,658
2012	9.783291	11.722659	19.82%	3,550
2011	10.990536	9.783291	-10.98%	4,934
2010	10.060622	10.990536	9.24%	4,375
2009	7.238672	10.060622	38.98%	8,171
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.844631	19.347599	-2.50%	2,965
2017	15.819977	19.844631	25.44%	5,348
2016	14.777877	15.819977	7.05%	5,918
2015	14.147165	14.777877	4.46%	6,417
2014	13.337885	14.147165	6.07%	9,040
2013	10.484616	13.337885	27.21%	13,586
2012	9.099247	10.484616	15.23%	13,090
2011	9.726409	9.099247	-6.45%	22,771
2010	8.384221	9.726409	16.01%	24,789
2009	6.155155	8.384221	36.21%	29,323
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.723477	16.053730	-4.00%	48,374
2017	13.973703	16.723477	19.68%	53,310
2016	12.815446	13.973703	9.04%	78,886
2015	12.916650	12.815446	-0.78%	106,468
2014	11.939049	12.916650	8.19%	106,054
2013	9.148015	11.939049	30.51%	114,903
2012	7.962252	9.148015	14.89%	75,205
2011	8.297526	7.962252	-4.04%	77,023
2010	7.617747	8.297526	8.92%	78,653
2009	5.938710	7.617747	28.27%	72,872
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.549865	14.902751	-4.16%	2,265
2017	14.898826	15.549865	4.37%	2,294
2016	13.970826	14.898826	6.64%	2,283
2015	14.657831	13.970826	-4.69%	2,490
2014	14.375806	14.657831	1.96%	3,051
2013	14.813348	14.375806	-2.95%	3,270
2012	13.446101	14.813348	10.17%	2,843
2011	12.978836	13.446101	3.60%	2,991
2010	11.957409	12.978836	8.54%	5,189
2009	9.794737	11.957409	22.08%	5,712

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.255036	26.568896	-9.18%	1,816
2017	25.325198	29.255036	15.52%	1,985
2016	21.944724	25.325198	15.40%	2,224
2015	23.916739	21.944724	-8.25%	2,391
2014	22.370662	23.916739	6.91%	2,794
2013	16.845598	22.370662	32.80%	2,984
2012	14.524582	16.845598	15.98%	3,311
2011	15.184938	14.524582	-4.35%	10,901
2010	13.401074	15.184938	13.31%	12,739
2009	10.644586	13.401074	25.90%	13,177
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.874037	9.767717	-10.17%	0
2017	9.354063	10.874037	16.25%	0
2016	9.254592	9.354063	1.07%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.057069	0.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.714704	20.671668	-4.80%	0
2017	20.722613	21.714704	4.79%	0
2016	18.494009	20.722613	12.05%	0
2015	19.347083	18.494009	-4.41%	0
2014	19.221536	19.347083	0.65%	0
2013	18.290277	19.221536	5.09%	0
2012	16.267785	18.290277	12.43%	0
2011	15.964206	16.267785	1.90%	2,534
2010	14.374149	15.964206	11.06%	20,046
2009	10.030824	14.374149	43.30%	21,638
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.782731	15.645707	-6.77%	0
2017	13.704770	16.782731	22.46%	0
2016	12.296924	13.704770	11.45%	1
2015	12.679965	12.296924	-3.02%	1
2014	12.123743	12.679965	4.59%	2
2013	8.605792	12.123743	40.88%	2
2012	7.504897	8.605792	14.67%	2
2011	8.654916	7.504897	-13.29%	3
2010	7.642153	8.654916	13.25%	3
2009	5.090232	7.642153	50.13%	336

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.908821	16.543054	-7.63%	7,197
2017	15.414680	17.908821	16.18%	8,400
2016	14.262614	15.414680	8.08%	9,503
2015	14.592506	14.262614	-2.26%	9,979
2014	13.453603	14.592506	8.47%	11,050
2013	9.893050	13.453603	35.99%	15,815
2012	9.049793	9.893050	9.32%	19,257
2011	9.531298	9.049793	-5.05%	9,764
2010	7.859069	9.531298	21.28%	10,918
2009	6.099785	7.859069	28.84%	26,170
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.922184	13.070890	-12.41%	0
2017	12.690112	14.922184	17.59%	0
2016	11.930791	12.690112	6.36%	0
2015	12.372699	11.930791	-3.57%	0
2014	12.063438	12.372699	2.56%	0
2013	9.492713	12.063438	27.08%	0
2012	8.326964	9.492713	14.00%	0
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.600705	12.515633	-7.98%	14,848
2017	12.366016	13.600705	9.98%	15,581
2016	11.873210	12.366016	4.15%	17,659
2015	12.226538	11.873210	-2.89%	14,316
2014	11.943715	12.226538	2.37%	34,774
2013	10.613196	11.943715	12.54%	46,722
2012	9.736744	10.613196	9.00%	46,397
2011	10.055121	9.736744	-3.17%	41,614
2010	9.278998	10.055121	8.36%	35,954
2009	7.889996	9.278998	17.60%	27,490
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.449331	13.023395	-9.87%	22,022
2017	12.711701	14.449331	13.67%	23,880
2016	12.067114	12.711701	5.34%	25,426
2015	12.460139	12.067114	-3.15%	33,293
2014	12.125412	12.460139	2.76%	94,883
2013	10.189136	12.125412	19.00%	95,956
2012	9.135318	10.189136	11.54%	97,063
2011	9.639496	9.135318	-5.23%	100,313
2010	8.738475	9.639496	10.31%	100,584
2009	7.170498	8.738475	21.87%	36,098

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.038694	11.506962	-4.42%	15,248
2017	11.531730	12.038694	4.40%	16,519
2016	11.230442	11.531730	2.68%	19,380
2015	11.526726	11.230442	-2.57%	20,037
2014	11.364802	11.526726	1.42%	24,586
2013	11.034695	11.364802	2.99%	26,994
2012	10.458904	11.034695	5.51%	29,425
2011	10.507326	10.458904	-0.46%	32,668
2010	10.023671	10.507326	4.83%	54,997
2009	9.036060	10.023671	10.93%	55,189
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.868360	10.830781	-8.74%	0
2017	10.535710	11.868360	12.65%	0
2016	10.168701	10.535710	3.61%	0
2015	10.825224	10.168701	-6.06%	0
2014	10.785501	10.825224	0.37%	0
2013*	10.000000	10.785501	7.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.187738	11.114976	-8.80%	0
2017	10.541352	12.187738	15.62%	0
2016	10.111330	10.541352	4.25%	0
2015	10.830091	10.111330	-6.64%	0
2014	10.923528	10.830091	-0.86%	0
2013*	10.000000	10.923528	9.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	14.062253	12.822643	-8.82%	5,332
2017	12.570532	14.062253	11.87%	21,942
2016	11.998225	12.570532	4.77%	22,730
2015	12.356083	11.998225	-2.90%	23,848
2014	12.038799	12.356083	2.64%	29,786
2013	10.411868	12.038799	15.63%	30,613
2012	9.440750	10.411868	10.29%	40,856
2011	9.848044	9.440750	-4.14%	45,539
2010	9.009172	9.848044	9.31%	38,846
2009	7.526994	9.009172	19.69%	31,149
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.662144	13.021865	-11.19%	41,766
2017	12.651615	14.662144	15.89%	42,629
2016	11.979975	12.651615	5.61%	43,124
2015	12.392648	11.979975	-3.33%	47,210
2014	12.075388	12.392648	2.63%	47,752
2013	9.899609	12.075388	21.98%	48,285
2012	8.802675	9.899609	12.46%	48,847
2011	9.407764	8.802675	-6.43%	49,493
2010	8.458991	9.407764	11.22%	44,978
2009	6.808767	8.458991	24.24%	40,445

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.133085	12.274845	-6.53%	987
2017	12.176222	13.133085	7.86%	987
2016	11.703158	12.176222	4.04%	1,573
2015	12.052135	11.703158	-2.90%	1,630
2014	11.797690	12.052135	2.16%	1,686
2013	10.805629	11.797690	9.18%	755
2012	10.004897	10.805629	8.00%	5,914
2011	10.220701	10.004897	-2.11%	20,212
2010	9.550512	10.220701	7.02%	41,987
2009	8.268590	9.550512	15.50%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.186237	11.877293	-2.54%	7,085
2017	11.917211	12.186237	2.26%	8,550
2016	11.562484	11.917211	3.07%	9,480
2015	11.885069	11.562484	-2.71%	9,787
2014	11.567839	11.885069	2.74%	10,316
2013	12.042223	11.567839	-3.94%	15,305
2012	11.415554	12.042223	5.49%	18,069
2011	10.947201	11.415554	4.28%	6,435
2010	10.445512	10.947201	4.80%	9,283
2009	9.800405	10.445512	6.58%	14,933
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.991665	12.564684	-3.29%	0
2017	12.755383	12.991665	1.85%	0
2016	12.575628	12.755383	1.43%	0
2015	12.879285	12.575628	-2.36%	0
2014	12.511292	12.879285	2.94%	0
2013	13.013750	12.511292	-3.86%	0
2012	12.378536	13.013750	5.13%	0
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.750936	12.120527	-11.86%	0
2017	11.883925	13.750936	15.71%	0
2016	10.869528	11.883925	9.33%	0
2015	11.435675	10.869528	-4.95%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.771054	11.553545	-9.53%	0
2017	11.430048	12.771054	11.73%	0
2016	10.706057	11.430048	6.76%	0
2015	11.103458	10.706057	-3.58%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.298125	27.343759	-3.37%	2,136
2017	22.688415	28.298125	24.72%	3,730
2016	22.371167	22.688415	1.42%	4,006
2015	21.744225	22.371167	2.88%	3,433
2014	20.406789	21.744225	6.55%	3,788
2013	15.255643	20.406789	33.77%	6,877
2012	13.125810	15.255643	16.23%	6,289
2011	13.714900	13.125810	-4.30%	36,592
2010	12.876575	13.714900	6.51%	98,449
2009*	10.000000	12.876575	28.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	35.045648	28.321181	-19.19%	163
2017	25.282169	35.045648	38.62%	164
2016	23.965108	25.282169	5.50%	164
2015	29.148854	23.965108	-17.78%	165
2014	31.503670	29.148854	-7.47%	1,007
2013	31.960427	31.503670	-1.43%	0
2012	27.834924	31.960427	14.82%	0
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	12.047914	11.818140	-1.91%	8,017
2017	12.023751	12.047914	0.20%	9,576
2016	12.159574	12.023751	-1.12%	10,600
2015	12.402262	12.159574	-1.96%	10,930
2014	12.083894	12.402262	2.63%	13,799
2013	12.832090	12.083894	-5.83%	20,679
2012	12.686748	12.832090	1.15%	21,346
2011	12.050888	12.686748	5.28%	11,062
2010	11.717690	12.050888	2.84%	14,821
2009	11.625974	11.717690	0.79%	29,736
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.848353	8.804541	-0.50%	14,948
2017	8.976833	8.848353	-1.43%	16,971
2016	9.144867	8.976833	-1.84%	16,487
2015	9.317231	9.144867	-1.85%	17,502
2014	9.492846	9.317231	-1.85%	28,321
2013	9.671770	9.492846	-1.85%	43,458
2012	9.854573	9.671770	-1.86%	35,801
2011	10.039796	9.854573	-1.84%	65,266
2010	10.229014	10.039796	-1.85%	127,047
2009	10.417445	10.229014	-1.81%	232,435

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.077118	8.425698	-16.39%	1,319
2017	8.079073	10.077118	24.73%	1,299
2016	8.179105	8.079073	-1.22%	1,348
2015	8.610632	8.179105	-5.01%	1,333
2014	8.836548	8.610632	-2.56%	731
2013	7.658091	8.836548	15.39%	691
2012	6.771668	7.658091	13.09%	8
2011	7.665647	6.771668	-11.66%	8
2010	6.911330	7.665647	10.91%	9
2009	5.439586	6.911330	27.06%	9
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.939083	9.218956	-15.72%	0
2017	8.954640	10.939083	22.16%	0
2016	9.075491	8.954640	-1.33%	0
2015	9.376825	9.075491	-3.21%	0
2014	10.183736	9.376825	-7.92%	0
2013	8.574084	10.183736	18.77%	0
2012	7.390148	8.574084	16.02%	0
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.257544	25.276186	-10.55%	955
2017	24.308599	28.257544	16.25%	969
2016	22.623532	24.308599	7.45%	981
2015	23.282376	22.623532	-2.83%	994
2014	22.594794	23.282376	3.04%	14,418
2013	18.091136	22.594794	24.89%	36,988
2012	15.903701	18.091136	13.75%	41,499
2011	16.865953	15.903701	-5.71%	100,508
2010	14.990655	16.865953	12.51%	192,748
2009	12.006727	14.990655	24.85%	261,602
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.786754	15.675550	-6.62%	5,739
2017	15.389296	16.786754	9.08%	6,063
2016	14.748986	15.389296	4.34%	7,578
2015	15.053137	14.748986	-2.02%	8,064
2014	14.664468	15.053137	2.65%	8,258
2013	13.172548	14.664468	11.33%	8,452
2012	12.269767	13.172548	7.36%	8,658
2011	12.390907	12.269767	-0.98%	8,589
2010	11.496080	12.390907	7.78%	2,371
2009*	10.000000	11.496080	14.96%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	20.006375	18.363716	-8.21%	16,670
2017	17.753329	20.006375	12.69%	16,858
2016	16.787761	17.753329	5.75%	17,049
2015	17.195659	16.787761	-2.37%	17,243
2014	16.651882	17.195659	3.27%	17,139
2013	14.197850	16.651882	17.28%	17,313
2012	12.887370	14.197850	10.17%	17,489
2011	13.253792	12.887370	-2.76%	24,014
2010	12.053380	13.253792	9.96%	21,192
2009*	10.000000	12.053380	20.53%	14,875
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.110067	13.597890	-3.63%	15,027
2017	13.602302	14.110067	3.73%	10,892
2016	13.291272	13.602302	2.34%	11,587
2015	13.506036	13.291272	-1.59%	16,192
2014	13.245320	13.506036	1.97%	27,475
2013	12.872988	13.245320	2.89%	27,779
2012	12.470780	12.872988	3.23%	28,080
2011	12.343508	12.470780	1.03%	42,992
2010	11.876288	12.343508	3.93%	50,927
2009	11.092429	11.876288	7.07%	64,181
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.779411	10.909938	-7.38%	0
2017	10.524149	11.779411	11.93%	0
2016	10.143014	10.524149	3.76%	0
2015	10.680382	10.143014	-5.03%	0
2014	10.620864	10.680382	0.56%	0
2013*	10.000000	10.620864	6.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.148650	11.200812	-7.80%	0
2017	10.581940	12.148650	14.81%	0
2016	10.080184	10.581940	4.98%	0
2015	10.693121	10.080184	-5.73%	0
2014	10.709013	10.693121	-0.15%	0
2013*	10.000000	10.709013	7.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.195240	19.619445	-7.43%	36,456
2017	19.121734	21.195240	10.84%	38,728
2016	18.182380	19.121734	5.17%	45,088
2015	18.587309	18.182380	-2.18%	60,288
2014	18.004799	18.587309	3.24%	84,488
2013	15.728790	18.004799	14.47%	100,910
2012	14.462282	15.728790	8.76%	130,543
2011	14.740247	14.462282	-1.89%	197,414
2010	13.540200	14.740247	8.86%	361,432
2009	11.579600	13.540200	16.93%	408,612

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.329606	22.937623	-9.44%	17,261
2017	22.116808	25.329606	14.53%	17,384
2016	20.770829	22.116808	6.48%	21,238
2015	21.317933	20.770829	-2.57%	27,927
2014	20.693940	21.317933	3.02%	77,697
2013	17.228554	20.693940	20.11%	144,303
2012	15.430735	17.228554	11.65%	200,082
2011	16.062594	15.430735	-3.93%	401,260
2010	14.503712	16.062594	10.75%	600,810
2009	11.879401	14.503712	22.09%	780,764
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.589881	16.618448	-5.52%	28,112
2017	16.408994	17.589881	7.20%	31,273
2016	15.815463	16.408994	3.75%	36,494
2015	16.118498	15.815463	-1.88%	48,894
2014	15.679197	16.118498	2.80%	57,152
2013	14.457393	15.679197	8.45%	66,337
2012	13.634356	14.457393	6.04%	78,516
2011	13.610050	13.634356	0.18%	82,456
2010	12.778219	13.610050	6.51%	137,289
2009	11.364256	12.778219	12.44%	102,552
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.699444	10.928322	-6.59%	0
2017	10.139509	11.699444	15.38%	0
2016	9.516651	10.139509	6.54%	0
2015	9.918927	9.516651	-4.06%	0
2014*	10.000000	9.918927	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.827182	12.264409	-4.39%	0
2017	10.738359	12.827182	19.45%	0
2016	9.941546	10.738359	8.01%	0
2015	10.114628	9.941546	-1.71%	0
2014*	10.000000	10.114628	1.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	41.841649	36.388357	-13.03%	12
2017	36.818318	41.841649	13.64%	12
2016	31.183360	36.818318	18.07%	13
2015	32.597239	31.183360	-4.34%	14
2014	30.352358	32.597239	7.40%	14
2013	23.242853	30.352358	30.59%	332
2012	20.159477	23.242853	15.29%	4
2011	21.074937	20.159477	-4.34%	49
2010	17.013868	21.074937	23.87%	1,109
2009	12.675571	17.013868	34.23%	1,109

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	12.013167	9.824290	-18.22%	8,354
2017	9.749303	12.013167	23.22%	9,316
2016	10.184302	9.749303	-4.27%	10,409
2015	10.444650	10.184302	-2.49%	11,161
2014	10.787388	10.444650	-3.18%	12,397
2013	9.077393	10.787388	18.84%	15,732
2012	8.006280	9.077393	13.38%	18,360
2011	9.025504	8.006280	-11.29%	12,003
2010	8.080005	9.025504	11.70%	30,776
2009	6.048367	8.080005	33.59%	43,519
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	17.043795	13.826960	-18.87%	1,563
2017	14.170697	17.043795	20.27%	1,562
2016	13.752027	14.170697	3.04%	1,797
2015	14.802596	13.752027	-7.10%	1,825
2014	16.697538	14.802596	-11.35%	1,752
2013	14.053860	16.697538	18.81%	0
2012	12.233737	14.053860	14.88%	0
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	18.012768	17.085345	-5.15%	2,979
2017	14.129450	18.012768	27.48%	3,554
2016	14.114139	14.129450	0.11%	4,072
2015	13.943797	14.114139	1.22%	4,252
2014	12.897708	13.943797	8.11%	4,817
2013	9.776303	12.897708	31.93%	6,924
2012	8.576687	9.776303	13.99%	8,264
2011	9.029911	8.576687	-5.02%	11,271
2010	7.975139	9.029911	13.23%	14,375
2009	6.281640	7.975139	26.96%	21,157
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	16.039844	13.884907	-13.43%	0
2017	14.289109	16.039844	12.25%	0
2016	12.544799	14.289109	13.90%	0
2015	13.236140	12.544799	-5.22%	0
2014	12.232607	13.236140	8.20%	0
2013	9.230031	12.232607	32.53%	0
2012	7.997515	9.230031	15.41%	562
2011	8.676601	7.997515	-7.83%	16,286
2010	7.840677	8.676601	10.66%	38,197
2009	6.269802	7.840677	25.05%	43,079

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.805065	16.242192	-8.78%	6,821
2017	14.224628	17.805065	25.17%	7,786
2016	13.664533	14.224628	4.10%	8,660
2015	13.970409	13.664533	-2.19%	8,911
2014	13.723288	13.970409	1.80%	10,047
2013	10.087466	13.723288	36.04%	11,799
2012	8.965139	10.087466	12.52%	13,389
2011	9.559284	8.965139	-6.22%	15,220
2010	7.700979	9.559284	24.13%	25,995
2009	6.192315	7.700979	24.36%	33,311
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.657971	17.606500	-14.77%	3,740
2017	18.487687	20.657971	11.74%	4,316
2016	16.017130	18.487687	15.42%	4,883
2015	16.803960	16.017130	-4.68%	5,200
2014	14.630542	16.803960	14.86%	5,603
2013	10.986464	14.630542	33.17%	8,173
2012	9.621339	10.986464	14.19%	10,064
2011	10.035290	9.621339	-4.12%	5,670
2010	8.546437	10.035290	17.42%	6,686
2009	6.673995	8.546437	28.06%	12,947
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.680906	24.933763	-9.92%	0
2017	22.624813	27.680906	22.35%	0
2016	21.331179	22.624813	6.06%	0
2015	21.618773	21.331179	-1.33%	0
2014	21.481055	21.618773	0.64%	0
2013	15.203622	21.481055	41.29%	0
2012	13.697455	15.203622	11.00%	0
2011	14.076350	13.697455	-2.69%	608
2010	11.463564	14.076350	22.79%	2,099
2009	9.183081	11.463564	24.83%	1,967
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.363062	32.015674	-18.67%	1,034
2017	36.875115	39.363062	6.75%	1,098
2016	29.907563	36.875115	23.30%	1,168
2015	32.516441	29.907563	-8.02%	1,249
2014	31.030082	32.516441	4.79%	1,315
2013	22.577981	31.030082	37.44%	1,638
2012	19.121810	22.577981	18.07%	1,422
2011	20.605213	19.121810	-7.20%	2,981
2010	16.598802	20.605213	24.14%	8,571
2009	13.436896	16.598802	23.53%	9,308

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.881337	31.549823	-14.46%	638
2017	33.193224	36.881337	11.11%	703
2016	27.595923	33.193224	20.28%	835
2015	28.659256	27.595923	-3.71%	936
2014	29.038058	28.659256	-1.30%	1,048
2013	21.049325	29.038058	37.95%	1,585
2012	18.612848	21.049325	13.09%	1,736
2011	20.131252	18.612848	-7.54%	1,963
2010	16.410976	20.131252	22.67%	3,029
2009	12.437959	16.410976	31.94%	5,125
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	27.007242	26.431286	-2.13%	4,693
2017	22.882210	27.007242	18.03%	5,449
2016	20.972211	22.882210	9.11%	6,120
2015	21.227030	20.972211	-1.20%	6,436
2014	19.341629	21.227030	9.75%	7,079
2013	15.066929	19.341629	28.37%	9,777
2012	13.484355	15.066929	11.74%	11,653
2011	13.686234	13.484355	-1.48%	9,377
2010	12.315506	13.686234	11.13%	11,141
2009	9.993615	12.315506	23.23%	20,814
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.857502	13.047919	-5.84%	3,542
2017	13.300828	13.857502	4.19%	4,207
2016	12.643357	13.300828	5.20%	4,823
2015	13.654599	12.643357	-7.41%	4,824
2014	10.817384	13.654599	26.23%	4,825
2013	10.731513	10.817384	0.80%	4,825
2012	9.460182	10.731513	13.44%	5,568
2011	9.080691	9.460182	4.18%	14,483
2010	7.126472	9.080691	27.42%	20,225
2009	5.563279	7.126472	28.10%	17,592
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.674114	15.566424	-6.64%	0
2017	14.013207	16.674114	18.99%	0
2016	12.816048	14.013207	9.34%	752
2015	12.935645	12.816048	-0.92%	752
2014	11.655259	12.935645	10.99%	753
2013*	10.000000	11.655259	16.55%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.968850	9.863682	-1.05%	478
2017	9.998329	9.968850	-0.29%	474
2016	9.938624	9.998329	0.60%	452
2015	10.160615	9.938624	-2.18%	457
2014	10.301244	10.160615	-1.37%	495
2013	10.484347	10.301244	-1.75%	2,430
2012	10.318874	10.484347	1.60%	457
2011	10.378124	10.318874	-0.57%	10,231
2010	10.323906	10.378124	0.53%	13,314
2009	9.820295	10.323906	5.13%	21,202
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.952153	13.879453	-12.99%	0
2017	14.233493	15.952153	12.07%	0
2016	11.997101	14.233493	18.64%	0
2015	12.850623	11.997101	-6.64%	0
2014	12.522875	12.850623	2.62%	0
2013*	10.000000	12.522875	25.23%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.240280	13.437467	-17.26%	5,623
2017	13.482476	16.240280	20.45%	6,343
2016	13.584419	13.482476	-0.75%	7,357
2015	14.402673	13.584419	-5.68%	7,509
2014	15.975750	14.402673	-9.85%	8,208
2013	13.553328	15.975750	17.87%	11,141
2012	11.549727	13.553328	17.35%	12,479
2011	13.436871	11.549727	-14.04%	6,999
2010	12.873037	13.436871	4.38%	7,057
2009*	10.000000	12.873037	28.73%	17,226
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	15.543524	12.668371	-18.50%	0
2017	12.492674	15.543524	24.42%	0
2016	12.962886	12.492674	-3.63%	0
2015	13.008477	12.962886	-0.35%	0
2014	13.702341	13.008477	-5.06%	0
2013	11.847611	13.702341	15.65%	0
2012	10.188605	11.847611	16.28%	0
2011	11.840538	10.188605	-13.95%	0
2010	9.886870	11.840538	19.76%	0
2009	7.488773	9.886870	32.02%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	35.471156	32.528120	-8.30%	0
2017	29.011594	35.471156	22.27%	0
2016	28.376008	29.011594	2.24%	0
2015	28.626114	28.376008	-0.87%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.675943	9.592905	-0.86%	9,696
2017	9.770746	9.675943	-0.97%	11,172
2016	9.834501	9.770746	-0.65%	11,896
2015	10.001498	9.834501	-1.67%	11,999
2014	10.128225	10.001498	-1.25%	13,150
2013	10.255879	10.128225	-1.24%	17,879
2012	9.989651	10.255879	2.67%	20,050
2011	10.148128	9.989651	-1.56%	9,214
2010	9.820384	10.148128	3.34%	13,110
2009	8.828835	9.820384	11.23%	22,003
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	28.836127	26.679191	-7.48%	0
2017	24.806317	28.836127	16.25%	0
2016	23.003902	24.806317	7.84%	0
2015	23.546677	23.003902	-2.31%	0
2014	21.734071	23.546677	8.34%	0
2013	16.092279	21.734071	35.06%	0
2012	14.774175	16.092279	8.92%	0
2011	15.530501	14.774175	-4.87%	715
2010	12.879389	15.530501	20.58%	715
2009	9.984406	12.879389	29.00%	782
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	38.186898	32.456880	-15.01%	548
2017	28.538983	38.186898	33.81%	617
2016	29.121185	28.538983	-2.00%	693
2015	28.619119	29.121185	1.75%	1,265
2014	28.571159	28.619119	0.17%	494
2013	22.922434	28.571159	24.64%	0
2012	19.309873	22.922434	18.71%	0
2011	21.507168	19.309873	-10.22%	0
2010	18.938318	21.507168	13.56%	0
2009	13.846190	18.938318	36.78%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.365188	9.710614	-6.32%	0
2017	9.958849	10.365188	4.08%	0
2016	9.547855	9.958849	4.30%	0
2015	9.976437	9.547855	-4.30%	461
2014	9.917390	9.976437	0.60%	460
2013	10.141553	9.917390	-2.21%	441
2012*	10.000000	10.141553	1.42%	368
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.794560	8.522400	-21.05%	577
2017	8.697364	10.794560	24.11%	536
2016	9.108170	8.697364	-4.51%	554
2015	9.000321	9.108170	1.20%	551
2014*	10.000000	9.000321	-10.00%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.524427	25.726942	-9.81%	14,017
2017	24.915556	28.524427	14.48%	14,740
2016	22.807016	24.915556	9.25%	15,533
2015	22.536709	22.807016	1.20%	15,983
2014	20.798334	22.536709	8.36%	16,994
2013	16.121711	20.798334	29.01%	19,717
2012	14.086578	16.121711	14.45%	21,964
2011	14.396821	14.086578	-2.15%	18,293
2010	12.663841	14.396821	13.68%	15,494
2009	10.080586	12.663841	25.63%	23,960
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.660265	35.698314	-12.20%	142
2017	36.365766	40.660265	11.81%	150
2016	31.485132	36.365766	15.50%	168
2015	34.160326	31.485132	-7.83%	168
2014	31.171298	34.160326	9.59%	14
2013	22.584078	31.171298	38.02%	4
2012	19.555273	22.584078	15.49%	4
2011	20.409488	19.555273	-4.19%	3,200
2010	16.897853	20.409488	20.78%	3,458
2009	12.577491	16.897853	34.35%	3,776
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.272503	10.460222	-7.21%	0
2017	10.129203	11.272503	11.29%	0
2016	9.140040	10.129203	10.82%	0
2015	10.254551	9.140040	-10.87%	0
2014	10.400537	10.254551	-1.40%	0
2013	10.585007	10.400537	-1.74%	0
2012*	10.000000	10.585007	5.85%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.416709	9.729652	-6.60%	0
2017	9.667050	10.416709	7.75%	0
2016	8.699315	9.667050	11.12%	0
2015	9.078001	8.699315	-4.17%	0
2014	9.120998	9.078001	-0.47%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.538343	10.862455	-5.86%	25
2017	10.615663	11.538343	8.69%	25
2016	10.510045	10.615663	1.00%	25
2015	11.535888	10.510045	-8.89%	26
2014	11.718051	11.535888	-1.55%	26
2013	12.778050	11.718051	-8.30%	26
2012	12.372183	12.778050	3.28%	26
2011	11.626247	12.372183	6.42%	27
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.907757	10.730257	-1.63%	3,861
2017	10.975355	10.907757	-0.62%	4,330
2016	11.037614	10.975355	-0.56%	4,860
2015	11.222225	11.037614	-1.65%	4,922
2014	11.348829	11.222225	-1.12%	5,496
2013	11.589647	11.348829	-2.08%	6,827
2012	11.166580	11.589647	3.79%	7,496
2011	11.262962	11.166580	-0.86%	12,382
2010	10.909511	11.262962	3.24%	23,842
2009*	10.000000	10.909511	9.10%	8,790
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.119131	10.072636	-0.46%	0
2017	10.077042	10.119131	0.42%	0
2016*	10.000000	10.077042	0.77%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.740747	10.474035	-2.48%	1,337
2017	10.439746	10.740747	2.88%	1,250
2016	10.368114	10.439746	0.69%	1,309
2015	10.528196	10.368114	-1.52%	1,349
2014	10.297503	10.528196	2.24%	196
2013	10.711515	10.297503	-3.87%	208
2012	9.967028	10.711515	7.47%	201
2011*	10.000000	9.967028	-0.33%	220
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.222596	10.078865	-10.19%	0
2017*	10.000000	11.222596	12.23%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.253752	13.316741	0.48%	0
2017	10.315049	13.253752	28.49%	0
2016*	10.000000	10.315049	3.15%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.179847	16.018922	-20.62%	0
2017	16.241863	20.179847	24.25%	0
2016	16.963350	16.241863	-4.25%	0
2015	17.258926	16.963350	-1.71%	0
2014	18.862768	17.258926	-8.50%	0
2013	15.005863	18.862768	25.70%	0
2012	12.540849	15.005863	19.66%	0
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.662119	33.319003	-1.02%	1,194
2017	26.938602	33.662119	24.96%	1,264
2016	30.738929	26.938602	-12.36%	1,856
2015	27.845830	30.738929	10.39%	1,945
2014	21.619829	27.845830	28.80%	1,158
2013	14.634667	21.619829	47.73%	1,159
2012	11.382550	14.634667	28.57%	1,581
2011	10.505563	11.382550	8.35%	1,139
2010*	10.000000	10.505563	5.06%	382
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.261819	5.101053	-29.76%	566
2017	7.547087	7.261819	-3.78%	566
2016	5.361384	7.547087	40.77%	566
2015	8.230100	5.361384	-34.86%	566
2014	10.396890	8.230100	-20.84%	566
2013	9.604073	10.396890	8.26%	732
2012*	10.000000	9.604073	-3.96%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.427986	5.228353	-29.61%	24
2017	7.698317	7.427986	-3.51%	24
2016	5.457503	7.698317	41.06%	371
2015	8.355084	5.457503	-34.68%	372
2014	10.523064	8.355084	-20.60%	372
2013	9.699657	10.523064	8.49%	722
2012*	10.000000	9.699657	-3.00%	2,989
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	23.589673	20.071082	-14.92%	0
2017	19.004932	23.589673	24.12%	0
2016	18.636178	19.004932	1.98%	0
2015	19.597741	18.636178	-4.91%	0
2014	18.119071	19.597741	8.16%	0
2013	13.783807	18.119071	31.45%	0
2012	12.078024	13.783807	14.12%	0
2011	13.206918	12.078024	-8.55%	0
2010	11.977176	13.206918	10.27%	0
2009	9.603959	11.977176	24.71%	403
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	19.557929	18.636671	-4.71%	0
2017	17.751220	19.557929	10.18%	0
2016	16.796465	17.751220	5.68%	0
2015	16.901960	16.796465	-0.62%	0
2014	14.586444	16.901960	15.87%	0
2013	12.422645	14.586444	17.42%	0
2012	11.197766	12.422645	10.94%	0
2011	10.713550	11.197766	4.52%	0
2010	9.634894	10.713550	11.20%	0
2009	8.502453	9.634894	13.32%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	25.012707	24.615118	-1.59%	0
2017	18.932554	25.012707	32.11%	0
2016	19.188942	18.932554	-1.34%	0
2015	19.291361	19.188942	-0.53%	0
2014	18.923692	19.291361	1.94%	0
2013	13.783246	18.923692	37.29%	0
2012	11.665045	13.783246	18.16%	0
2011	12.581669	11.665045	-7.29%	0
2010*	10.000000	12.581669	25.82%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	28.099448	27.937597	-0.58%	1,621
2017	22.745793	28.099448	23.54%	1,621
2016	21.507226	22.745793	5.76%	2,003
2015	22.563055	21.507226	-4.68%	2,004
2014	23.428352	22.563055	-3.69%	2,004
2013	15.888672	23.428352	47.45%	2,005
2012	15.007617	15.888672	5.87%	2,256
2011	16.026653	15.007617	-6.36%	1,567
2010	12.880121	16.026653	24.43%	759
2009	8.597067	12.880121	49.82%	114

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.501394	11.361548	-9.12%	0
2017	11.146298	12.501394	12.16%	0
2016	10.991594	11.146298	1.41%	0
2015	11.352078	10.991594	-3.18%	0
2014	11.104787	11.352078	2.23%	0
2013	10.113035	11.104787	9.81%	0
2012*	10.000000	10.113035	1.13%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	29.254102	27.017930	-7.64%	0
2017	25.143022	29.254102	16.35%	0
2016	23.074219	25.143022	8.97%	0
2015	23.190268	23.074219	-0.50%	0
2014	21.629909	23.190268	7.21%	0
2013	16.381751	21.629909	32.04%	0
2012	14.243532	16.381751	15.01%	0
2011	13.687916	14.243532	4.06%	237
2010	12.369671	13.687916	10.66%	529
2009	10.477260	12.369671	18.06%	887
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.627633	-23.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	41.466535	34.452723	-16.91%	46
2017	37.454386	41.466535	10.71%	45
2016	30.592931	37.454386	22.43%	46
2015	33.068485	30.592931	-7.49%	296
2014	30.940985	33.068485	6.88%	1,690
2013	22.915589	30.940985	35.02%	1,694
2012	19.718578	22.915589	16.21%	2,332
2011	21.996364	19.718578	-10.36%	2,646
2010	17.712365	21.996364	24.19%	2,376
2009	12.656476	17.712365	39.95%	2,938
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.926856	12.322493	-4.68%	3,002
2017	12.709855	12.926856	1.71%	2,935
2016	12.410827	12.709855	2.41%	2,714
2015	12.971390	12.410827	-4.32%	7,831
2014	12.800244	12.971390	1.34%	11,320
2013	14.257120	12.800244	-10.22%	12,737
2012	13.534298	14.257120	5.34%	9,605
2011	12.345662	13.534298	9.63%	10,295
2010	11.971868	12.345662	3.12%	15,257
2009	11.072684	11.971868	8.12%	18,125

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	28.173440	25.647147	-8.97%	0
2017	23.872027	28.173440	18.02%	0
2016	21.495712	23.872027	11.05%	0
2015	23.298090	21.495712	-7.74%	0
2014	21.142143	23.298090	10.20%	0
2013	15.907058	21.142143	32.91%	0
2012	14.167580	15.907058	12.28%	0
2011	14.040284	14.167580	0.91%	0
2010	12.569760	14.040284	11.70%	0
2009	10.879530	12.569760	15.54%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.417275	24.261079	-14.63%	77
2017	25.986060	28.417275	9.36%	75
2016	21.584409	25.986060	20.39%	75
2015	22.355604	21.584409	-3.45%	1,545
2014	19.604954	22.355604	14.03%	5,154
2013	15.384498	19.604954	27.43%	5,490
2012	13.493507	15.384498	14.01%	6,064
2011	13.871247	13.493507	-2.72%	6,621
2010	11.884456	13.871247	16.72%	8,437
2009	9.333144	11.884456	27.34%	13,484
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.676846	10.170373	-4.74%	0
2017	10.163634	10.676846	5.05%	0
2016	9.182806	10.163634	10.68%	0
2015*	10.000000	9.182806	-8.17%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.928731	9.668804	-2.62%	0
2017	9.806090	9.928731	1.25%	0
2016	9.755586	9.806090	0.52%	0
2015*	10.000000	9.755586	-2.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.658006	11.495318	-9.19%	0
2017	11.075951	12.658006	14.28%	0
2016	9.727660	11.075951	13.86%	0
2015*	10.000000	9.727660	-2.72%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.347798	14.820135	-9.34%	0
2017	14.654597	16.347798	11.55%	0
2016	14.390085	14.654597	1.84%	0
2015	14.817145	14.390085	-2.88%	0
2014	14.817822	14.817145	0.00%	0
2013	13.201631	14.817822	12.24%	0
2012	12.238163	13.201631	7.87%	0
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.166131	9.573156	-5.83%	0
2017*	10.000000	10.166131	1.66%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.334476	13.307449	-18.53%	159
2017	14.898186	16.334476	9.64%	177
2016	11.584682	14.898186	28.60%	279
2015	12.624959	11.584682	-8.24%	626
2014	12.184891	12.624959	3.61%	614
2013*	10.000000	12.184891	21.85%	579
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.229336	10.941037	-17.30%	0
2017	11.721781	13.229336	12.86%	0
2016	10.371492	11.721781	13.02%	0
2015	10.845273	10.371492	-4.37%	0
2014*	10.000000	10.845273	8.45%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	42.544235	37.985595	-10.72%	193
2017	38.580562	42.544235	10.27%	193
2016	31.278509	38.580562	23.35%	193
2015	32.644837	31.278509	-4.19%	193
2014	31.655858	32.644837	3.12%	1,220
2013	22.931911	31.655858	38.04%	1,173
2012	20.197605	22.931911	13.54%	1,837
2011	20.472792	20.197605	-1.34%	2,339
2010	16.585419	20.472792	23.44%	3,481
2009	13.522499	16.585419	22.65%	3,448

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.428952	28.398550	-6.67%	0
2017	25.588551	30.428952	18.92%	0
2016	23.404958	25.588551	9.33%	0
2015	23.652867	23.404958	-1.05%	0
2014	21.317470	23.652867	10.96%	178
2013	16.499065	21.317470	29.20%	193
2012	14.565437	16.499065	13.28%	201
2011	14.610202	14.565437	-0.31%	468
2010	13.002769	14.610202	12.36%	803
2009	10.515790	13.002769	23.65%	1,712
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.808152	24.428132	-8.88%	0
2017	21.514732	26.808152	24.60%	0
2016	20.374894	21.514732	5.59%	0
2015	21.348894	20.374894	-4.56%	545
2014	20.182714	21.348894	5.78%	3,739
2013	17.027376	20.182714	18.53%	3,925
2012	15.760197	17.027376	8.04%	3,706
2011	14.773644	15.760197	6.68%	3,994
2010	13.090190	14.773644	12.86%	4,239
2009	10.916979	13.090190	19.91%	4,330
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	25.417084	20.122547	-20.83%	0
2017	20.831108	25.417084	22.02%	0
2016	18.180970	20.831108	14.58%	0
2015	19.012688	18.180970	-4.37%	0
2014	19.128184	19.012688	-0.60%	0
2013	13.155127	19.128184	45.40%	0
2012	11.153162	13.155127	17.95%	0
2011	13.228606	11.153162	-15.69%	0
2010	10.307991	13.228606	28.33%	0
2009	8.355079	10.307991	23.37%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.425954	10.217991	-1.99%	0
2017	10.273664	10.425954	1.48%	0
2016	9.612204	10.273664	6.88%	0
2015	9.896565	9.612204	-2.87%	0
2014	10.030839	9.896565	-1.34%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.033799	-9.66%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.324525	12.967579	-2.68%	0
2017	13.091041	13.324525	1.78%	0
2016	12.888689	13.091041	1.57%	1,996
2015	13.196311	12.888689	-2.33%	1,996
2014	12.995383	13.196311	1.55%	1,996
2013	13.148399	12.995383	-1.16%	2,061
2012	12.246801	13.148399	7.36%	2,061
2011	12.239736	12.246801	0.06%	2,061
2010	11.522442	12.239736	6.23%	2,165
2009	9.775256	11.522442	17.87%	2,180
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.211437	-17.89%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.253243	15.263305	-6.09%	8,325
2017	14.687553	16.253243	10.66%	6,161
2016	14.227120	14.687553	3.24%	6,163
2015	14.580006	14.227120	-2.42%	6,165
2014	14.261806	14.580006	2.23%	11,652
2013	12.843160	14.261806	11.05%	15,681
2012	11.733397	12.843160	9.46%	17,448
2011	12.011480	11.733397	-2.32%	9,812
2010	10.879123	12.011480	10.41%	5,484
2009	8.946637	10.879123	21.60%	5,484
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.476536	16.100693	-7.87%	20,774
2017	15.322481	17.476536	14.06%	27,676
2016	14.761838	15.322481	3.80%	31,274
2015	15.117152	14.761838	-2.35%	35,514
2014	14.732914	15.117152	2.61%	49,627
2013	12.987588	14.732914	13.44%	39,085
2012	11.709234	12.987588	10.92%	32,432
2011	12.085604	11.709234	-3.11%	12,953
2010	10.775514	12.085604	12.16%	18,926
2009	8.544816	10.775514	26.11%	23,027
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	19.021514	17.155220	-9.81%	10,264
2017	16.064403	19.021514	18.41%	6,898
2016	15.393505	16.064403	4.36%	6,904
2015	15.775219	15.393505	-2.42%	7,160
2014	15.352551	15.775219	2.75%	4,163
2013	12.890194	15.352551	19.10%	30,572
2012	11.408427	12.890194	12.99%	15,752
2011	11.967527	11.408427	-4.67%	3,575
2010	10.526448	11.967527	13.69%	3,580
2009	8.179923	10.526448	28.69%	3,585

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.839703	11.097730	-6.27%	0
2017	10.393302	11.839703	13.92%	0
2016*	10.000000	10.393302	3.93%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.965330	11.781457	-26.21%	0
2017	16.738214	15.965330	-4.62%	0
2016	12.779578	16.738214	30.98%	0
2015	16.438451	12.779578	-22.26%	0
2014	19.209454	16.438451	-14.43%	0
2013	15.772926	19.209454	21.79%	0
2012	15.352320	15.772926	2.74%	0
2011	16.507445	15.352320	-7.00%	0
2010	14.121616	16.507445	16.89%	0
2009	9.754586	14.121616	44.77%	1,670
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.374190	23.661542	-10.29%	0
2017	23.864568	26.374190	10.52%	644
2016	20.665711	23.864568	15.48%	656
2015	21.998395	20.665711	-6.06%	3,268
2014	20.671592	21.998395	6.42%	13,244
2013	16.484547	20.671592	25.40%	14,962
2012	14.356092	16.484547	14.83%	17,000
2011	14.538381	14.356092	-1.25%	21,436
2010	12.896015	14.538381	12.74%	22,495
2009	10.121211	12.896015	27.42%	23,647
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.832430	11.430129	-10.93%	0
2017	11.216892	12.832430	14.40%	0
2016*	10.000000	11.216892	12.17%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.381461	31.625420	-2.33%	941
2017	24.482559	32.381461	32.26%	852
2016	24.818944	24.482559	-1.36%	853
2015	23.665675	24.818944	4.87%	2,247
2014	21.730808	23.665675	8.90%	2,616
2013	16.287778	21.730808	33.42%	1,896
2012	14.513585	16.287778	12.22%	2,107
2011	14.798905	14.513585	-1.93%	2,987
2010	12.179100	14.798905	21.51%	3,348
2009	9.701850	12.179100	25.53%	4,071

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.638641	13.272793	-2.68%	5,262
2017	13.368398	13.638641	2.02%	6,779
2016	13.042564	13.368398	2.50%	6,934
2015	13.409124	13.042564	-2.73%	19,153
2014	12.941766	13.409124	3.61%	65,649
2013	13.470981	12.941766	-3.93%	60,198
2012	13.003819	13.470981	3.59%	52,761
2011	12.383743	13.003819	5.01%	45,218
2010	11.737617	12.383743	5.50%	50,297
2009	10.361987	11.737617	13.28%	55,706
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	44.139318	36.899774	-16.40%	537
2017	37.325955	44.139318	18.25%	1,094
2016	33.993717	37.325955	9.80%	1,197
2015	35.225926	33.993717	-3.50%	3,287
2014	33.865563	35.225926	4.02%	8,030
2013	25.407524	33.865563	33.29%	9,228
2012	22.608391	25.407524	12.38%	10,320
2011	25.851085	22.608391	-12.54%	14,335
2010	20.495432	25.851085	26.13%	16,597
2009	14.949542	20.495432	37.10%	19,957
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.214568	21.008613	-16.68%	66
2017	19.772119	25.214568	27.53%	62
2016	21.274865	19.772119	-7.06%	64
2015	20.994885	21.274865	1.33%	904
2014	23.337912	20.994885	-10.04%	0
2013	18.276317	23.337912	27.69%	0
2012	15.477071	18.276317	18.09%	0
2011	19.085994	15.477071	-18.91%	0
2010	17.243147	19.085994	10.69%	0
2009	13.925774	17.243147	23.82%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.095516	11.098515	-8.24%	0
2017	11.880996	12.095516	1.81%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	35.304137	28.569787	-19.08%	2
2017	30.218473	35.304137	16.83%	2
2016	28.188509	30.218473	7.20%	2
2015	29.681507	28.188509	-5.03%	2
2014	28.406281	29.681507	4.49%	2
2013	22.242473	28.406281	27.71%	0
2012	17.844621	22.242473	24.65%	392
2011	19.996905	17.844621	-10.76%	459
2010	16.134375	19.996905	23.94%	482
2009	10.465552	16.134375	54.17%	879

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.644986	12.092829	-11.38%	0
2017	12.420657	13.644986	9.86%	0
2016	11.186147	12.420657	11.04%	0
2015	12.158272	11.186147	-8.00%	0
2014	12.050561	12.158272	0.89%	0
2013	9.924693	12.050561	21.42%	0
2012	8.772303	9.924693	13.14%	0
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.979856	14.999905	-6.13%	0
2017	14.851804	15.979856	7.60%	0
2016	13.276762	14.851804	11.86%	0
2015	14.561159	13.276762	-8.82%	0
2014	14.188263	14.561159	2.63%	0
2013	12.693380	14.188263	11.78%	1,069
2012	11.486473	12.693380	10.51%	1,070
2011	11.435797	11.486473	0.44%	1,071
2010	10.346021	11.435797	10.53%	1,072
2009	7.777777	10.346021	33.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	30.578904	28.472384	-6.89%	0
2017	25.854036	30.578904	18.28%	0
2016	22.710098	25.854036	13.84%	738
2015	24.026457	22.710098	-5.48%	738
2014	22.526778	24.026457	6.66%	738
2013	17.706096	22.526778	27.23%	2,919
2012	16.121426	17.706096	9.83%	4,094
2011	15.502967	16.121426	3.99%	4,632
2010	13.098837	15.502967	18.35%	6,281
2009	11.378953	13.098837	15.11%	8,280
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	38.964345	33.298222	-14.54%	323
2017	35.893511	38.964345	8.56%	345
2016	28.102931	35.893511	27.72%	670
2015	30.932311	28.102931	-9.15%	1,237
2014	31.352499	30.932311	-1.34%	3,890
2013	23.458456	31.352499	33.65%	3,866
2012	20.199535	23.458456	16.13%	3,998
2011	21.394517	20.199535	-5.59%	4,332
2010	17.008342	21.394517	25.79%	4,078
2009	13.423922	17.008342	26.70%	5,008

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.651832	9.623850	-17.40%	0
2017	8.458643	11.651832	37.75%	0
2016	7.341478	8.458643	15.22%	0
2015	9.308583	7.341478	-21.13%	0
2014*	10.000000	9.308583	-6.91%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.962874	19.045824	-17.06%	0
2017	20.057972	22.962874	14.48%	662
2016	19.076595	20.057972	5.14%	681
2015	20.796462	19.076595	-8.27%	2,790
2014	23.854884	20.796462	-12.82%	11,929
2013	19.774372	23.854884	20.64%	0
2012	17.049577	19.774372	15.98%	0
2011	19.447513	17.049577	-12.33%	0
2010	18.286583	19.447513	6.35%	0
2009	13.602152	18.286583	34.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.199472	9.198580	-0.01%	0
2017	9.199987	9.199472	-0.01%	0
2016	9.109970	9.199987	0.99%	0
2015	9.704198	9.109970	-6.12%	0
2014	9.714098	9.704198	-0.10%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.138897	11.390690	-6.16%	0
2017	10.939027	12.138897	10.97%	0
2016	10.686758	10.939027	2.36%	0
2015	11.566621	10.686758	-7.61%	0
2014	11.343108	11.566621	1.97%	0
2013	10.181477	11.343108	11.41%	0
2012*	10.000000	10.181477	1.81%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.367509	-6.32%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.052230	9.359834	-6.89%	0
2017	9.883199	10.052230	1.71%	0
2016	10.123053	9.883199	-2.37%	0
2015	10.131810	10.123053	-0.09%	0
2014	9.868231	10.131810	2.67%	0
2013*	10.000000	9.868231	-1.32%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.916814	16.890718	-5.73%	0
2017	14.377007	17.916814	24.62%	0
2016	14.364959	14.377007	0.08%	0
2015	13.979164	14.364959	2.76%	0
2014	13.173798	13.979164	6.11%	0
2013	9.606038	13.173798	37.14%	0
2012*	10.000000	9.606038	-3.94%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.977655	12.987265	-13.29%	0
2017	13.315702	14.977655	12.48%	0
2016	11.994129	13.315702	11.02%	0
2015	12.773242	11.994129	-6.10%	0
2014	12.499474	12.773242	2.19%	0
2013	9.918305	12.499474	26.02%	0
2012*	10.000000	9.918305	-0.82%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.094082	14.859163	-7.67%	0
2017	13.430958	16.094082	19.83%	0
2016	13.612472	13.430958	-1.33%	0
2015	13.733063	13.612472	-0.88%	0
2014	12.999201	13.733063	5.65%	147
2013	9.700224	12.999201	34.01%	455
2012*	10.000000	9.700224	-3.00%	748
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.248474	14.143581	-7.25%	0
2017	13.141554	15.248474	16.03%	0
2016	13.748483	13.141554	-4.41%	0
2015	15.291121	13.748483	-10.09%	0
2014	16.453681	15.291121	-7.07%	0
2013	13.403631	16.453681	22.76%	0
2012	11.465232	13.403631	16.91%	0
2011	12.594443	11.465232	-8.97%	0
2010	11.813349	12.594443	6.61%	0
2009*	10.000000	11.813349	18.13%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.771471	12.262550	-3.98%	476
2017	12.203125	12.771471	4.66%	240
2016	10.705843	12.203125	13.99%	240
2015	11.672514	10.705843	-8.28%	240
2014	11.676176	11.672514	-0.03%	241
2013	10.771349	11.676176	8.40%	0
2012*	10.000000	10.771349	7.71%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.202464	15.883603	-1.97%	156
2017	13.014800	16.202464	24.49%	231
2016	12.501626	13.014800	4.10%	507
2015	13.525582	12.501626	-7.57%	1,173
2014	12.781700	13.525582	5.82%	1,162
2013	10.027212	12.781700	27.47%	1,082
2012*	10.000000	10.027212	0.27%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	26.212076	25.822209	-1.49%	0
2017	22.616647	26.212076	15.90%	0
2016	22.098037	22.616647	2.35%	0
2015	22.433942	22.098037	-1.50%	0
2014	21.127832	22.433942	6.18%	0
2013	17.976978	21.127832	17.53%	0
2012	16.164033	17.976978	11.22%	0
2011	16.256146	16.164033	-0.57%	0
2010	15.326396	16.256146	6.07%	0
2009	12.440541	15.326396	23.20%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.910330	9.595957	-3.17%	9,374
2017	9.774035	9.910330	1.39%	8,888
2016	9.746276	9.774035	0.28%	8,190
2015*	10.000000	9.746276	-2.54%	8,053
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	39.512753	39.423934	-0.22%	0
2017	30.982116	39.512753	27.53%	0
2016	30.978767	30.982116	0.01%	0
2015	28.211085	30.978767	9.81%	393
2014	26.512448	28.211085	6.41%	1,064
2013	20.648287	26.512448	28.40%	1,115
2012	16.994419	20.648287	21.50%	1,184
2011	18.615134	16.994419	-8.71%	1,757
2010	17.820786	18.615134	4.46%	1,800
2009	12.441048	17.820786	43.24%	2,014
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	23.038225	22.803447	-1.02%	0
2017	16.204677	23.038225	42.17%	0
2016	14.508019	16.204677	11.69%	0
2015	14.132468	14.508019	2.66%	0
2014	13.174652	14.132468	7.27%	0
2013	9.919190	13.174652	32.82%	0
2012*	10.000000	9.919190	-0.81%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.522788	24.575156	-16.76%	0
2017	23.005829	29.522788	28.33%	0
2016	25.136274	23.005829	-8.48%	0
2015	28.097194	25.136274	-10.54%	0
2014	32.584898	28.097194	-13.77%	0
2013	29.064944	32.584898	12.11%	0
2012	26.178725	29.064944	11.03%	0
2011	39.439313	26.178725	-33.62%	0
2010	32.157355	39.439313	22.64%	0
2009	18.305483	32.157355	75.67%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.686844	8.537331	-20.11%	0
2017	8.521819	10.686844	25.41%	0
2016	7.191881	8.521819	18.49%	0
2015	9.170548	7.191881	-21.58%	0
2014	9.802776	9.170548	-6.45%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.122516	9.827214	-2.92%	0
2017	9.934180	10.122516	1.90%	0
2016*	10.000000	9.934180	-0.66%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.262935	15.678208	-3.60%	716
2017	13.121704	16.262935	23.94%	1,007
2016	12.293467	13.121704	6.74%	1,290
2015	12.806389	12.293467	-4.01%	1,642
2014	14.112127	12.806389	-9.25%	1,643
2013	10.186539	14.112127	38.54%	527
2012*	10.000000	10.186539	1.87%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	33.064667	29.073774	-12.07%	4,740
2017	28.720527	33.064667	15.13%	5,074
2016	25.730581	28.720527	11.62%	5,763
2015	26.476228	25.730581	-2.82%	8,054
2014	24.490391	26.476228	8.11%	9,165
2013	18.410922	24.490391	33.02%	8,856
2012	16.196003	18.410922	13.68%	7,035
2011	16.586416	16.196003	-2.35%	5,563
2010	15.202306	16.586416	9.10%	8,968
2009	12.655437	15.202306	20.12%	11,567

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.267328	17.061295	-11.45%	3,861
2017	15.486049	19.267328	24.42%	4,162
2016	15.201190	15.486049	1.87%	4,453
2015	14.574457	15.201190	4.30%	5,090
2014	14.690343	14.574457	-0.79%	2,577
2013	11.732494	14.690343	25.21%	1,537
2012	10.316656	11.732494	13.72%	0
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.650129	12.479866	-1.35%	0
2017	10.065767	12.650129	25.67%	0
2016	9.693871	10.065767	3.84%	0
2015*	10.000000	9.693871	-3.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	13.015831	12.650923	-2.80%	0
2017	12.528687	13.015831	3.89%	0
2016	12.063731	12.528687	3.85%	0
2015	12.400597	12.063731	-2.72%	0
2014	11.751693	12.400597	5.52%	0
2013	12.049215	11.751693	-2.47%	0
2012	11.249025	12.049215	7.11%	0
2011	10.878470	11.249025	3.41%	0
2010	10.377399	10.878470	4.83%	209
2009	9.671154	10.377399	7.30%	239
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.979846	21.864660	-8.82%	0
2017	22.304932	23.979846	7.51%	0
2016	20.560284	22.304932	8.49%	0
2015	21.207803	20.560284	-3.05%	0
2014	21.011267	21.207803	0.94%	0
2013	23.473753	21.011267	-10.49%	0
2012	20.300505	23.473753	15.63%	0
2011	19.359840	20.300505	4.86%	0
2010	17.982861	19.359840	7.66%	0
2009	14.088532	17.982861	27.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.202148	9.217713	-9.65%	0
2017	9.240069	10.202148	10.41%	0
2016	8.192336	9.240069	12.79%	0
2015*	10.000000	8.192336	-18.08%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.748385	17.069437	-8.96%	39
2017	16.261580	18.748385	15.29%	43
2016	14.932455	16.261580	8.90%	44
2015	16.396913	14.932455	-8.93%	42
2014	17.066799	16.396913	-3.93%	42
2013	13.187623	17.066799	29.42%	40
2012	10.963048	13.187623	20.29%	0
2011	11.277673	10.963048	-2.79%	0
2010*	10.000000	11.277673	12.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.626174	22.755960	-11.20%	1,568
2017	24.088490	25.626174	6.38%	1,877
2016	20.425257	24.088490	17.93%	1,859
2015	21.788715	20.425257	-6.26%	8,778
2014	19.664564	21.788715	10.80%	37,740
2013	15.223591	19.664564	29.17%	41,644
2012	13.560253	15.223591	12.27%	46,141
2011	13.755440	13.560253	-1.42%	54,769
2010	12.391945	13.755440	11.00%	56,367
2009*	10.000000	12.391945	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.758340	15.619676	-6.79%	175,126
2017	14.752119	16.758340	13.60%	203,693
2016	13.795482	14.752119	6.93%	227,913
2015	13.925629	13.795482	-0.93%	282,692
2014	13.520609	13.925629	3.00%	401,785
2013	11.179298	13.520609	20.94%	543,482
2012	9.848461	11.179298	13.51%	462,663
2011	9.946387	9.848461	-0.98%	480,651
2010	9.051196	9.946387	9.89%	474,581
2009	7.476026	9.051196	21.07%	435,629
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.153402	10.822910	-2.96%	169,788
2017	11.015051	11.153402	1.26%	183,581
2016	10.937894	11.015051	0.71%	186,811
2015	11.175554	10.937894	-2.13%	252,974
2014	10.851746	11.175554	2.98%	406,180
2013	11.354174	10.851746	-4.43%	467,921
2012	11.026950	11.354174	2.97%	459,636
2011	10.631394	11.026950	3.72%	450,222
2010	10.224777	10.631394	3.98%	449,827
2009	9.293622	10.224777	10.02%	405,788

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.441436	17.273034	-11.15%	4,321
2017	15.131097	19.441436	28.49%	4,872
2016	15.394514	15.131097	-1.71%	5,303
2015	14.728967	15.394514	4.52%	9,051
2014	14.743616	14.728967	-0.10%	23,052
2013	11.682902	14.743616	26.20%	22,795
2012	9.755085	11.682902	19.76%	24,848
2011	10.964407	9.755085	-11.03%	28,315
2010	10.041819	10.964407	9.19%	29,213
2009	7.228832	10.041819	38.91%	33,060
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.727080	19.223136	-2.55%	3,387
2017	15.734248	19.727080	25.38%	4,573
2016	14.705263	15.734248	7.00%	5,269
2015	14.084823	14.705263	4.41%	10,826
2014	13.285877	14.084823	6.01%	39,035
2013	10.449057	13.285877	27.15%	40,281
2012	9.073017	10.449057	15.17%	41,364
2011	9.703303	9.073017	-6.50%	48,776
2010	8.368558	9.703303	15.95%	55,179
2009	6.146783	8.368558	36.15%	58,713
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.632829	15.958532	-4.05%	111,182
2017	13.905015	16.632829	19.62%	136,769
2016	12.758933	13.905015	8.98%	167,252
2015	12.866251	12.758933	-0.83%	230,317
2014	11.898520	12.866251	8.13%	379,838
2013	9.121605	11.898520	30.44%	473,355
2012	7.943317	9.121605	14.83%	590,224
2011	8.282008	7.943317	-4.09%	630,445
2010	7.607377	8.282008	8.87%	622,643
2009	5.933653	7.607377	28.21%	562,226
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.432501	14.782694	-4.21%	2,662
2017	14.793887	15.432501	4.32%	2,150
2016	13.879473	14.793887	6.59%	2,121
2015	14.569421	13.879473	-4.74%	3,518
2014	14.296383	14.569421	1.91%	7,078
2013	14.739016	14.296383	-3.00%	7,029
2012	13.385466	14.739016	10.11%	5,822
2011	12.926876	13.385466	3.55%	5,976
2010	11.915595	12.926876	8.49%	6,343
2009	9.765464	11.915595	22.02%	5,592

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	29.034213	26.354838	-9.23%	1,261
2017	25.146806	29.034213	15.46%	1,411
2016	21.801223	25.146806	15.35%	1,668
2015	23.772465	21.801223	-8.29%	2,108
2014	22.247052	23.772465	6.86%	4,099
2013	16.761045	22.247052	32.73%	2,990
2012	14.459057	16.761045	15.92%	3,663
2011	15.124134	14.459057	-4.40%	4,013
2010	13.354195	15.124134	13.25%	5,652
2009	10.612760	13.354195	25.83%	9,631
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.860386	9.750461	-10.22%	0
2017	9.347074	10.860386	16.19%	0
2016	9.252384	9.347074	1.02%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.053642	0.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.550718	20.505051	-4.85%	289
2017	20.576570	21.550718	4.73%	147
2016	18.373002	20.576570	11.99%	147
2015	19.230296	18.373002	-4.46%	147
2014	19.115246	19.230296	0.60%	147
2013	18.198416	19.115246	5.04%	0
2012	16.194358	18.198416	12.38%	0
2011	15.900227	16.194358	1.85%	0
2010	14.323849	15.900227	11.01%	0
2009	10.000827	14.323849	43.23%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.700352	15.560940	-6.82%	421
2017	13.644423	16.700352	22.40%	242
2016	12.248987	13.644423	11.39%	242
2015	12.636969	12.248987	-3.07%	751
2014	12.088791	12.636969	4.53%	2,421
2013	8.585350	12.088791	40.81%	2,326
2012	7.490901	8.585350	14.61%	3,264
2011	8.643168	7.490901	-13.33%	3,544
2010	7.635656	8.643168	13.19%	3,197
2009	5.088492	7.635656	50.06%	3,235

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.820850	16.453352	-7.67%	1,957
2017	15.346745	17.820850	16.12%	2,598
2016	14.206968	15.346745	8.02%	3,164
2015	14.542980	14.206968	-2.31%	3,852
2014	13.414785	14.542980	8.41%	6,103
2013	9.869532	13.414785	35.92%	3,895
2012	9.032885	9.869532	9.26%	3,099
2011	9.518329	9.032885	-5.10%	0
2010	7.852367	9.518329	21.22%	215
2009	6.097700	7.852367	28.78%	2,292
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.848907	13.000043	-12.45%	8,484
2017	12.634202	14.848907	17.53%	8,724
2016	11.884254	12.634202	6.31%	8,980
2015	12.330719	11.884254	-3.62%	9,276
2014	12.028638	12.330719	2.51%	9,559
2013	9.470156	12.028638	27.02%	269
2012	8.311425	9.470156	13.94%	270
2011	9.049322	8.311425	-8.15%	270
2010	8.024348	9.049322	12.77%	270
2009	6.331277	8.024348	26.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.533921	12.447796	-8.03%	122,332
2017	12.311562	13.533921	9.93%	138,014
2016	11.826930	12.311562	4.10%	172,922
2015	12.185093	11.826930	-2.94%	278,372
2014	11.909296	12.185093	2.32%	372,287
2013	10.588009	11.909296	12.48%	440,472
2012	9.718595	10.588009	8.95%	526,434
2011	10.041489	9.718595	-3.22%	527,952
2010	9.271131	10.041489	8.31%	540,242
2009	7.887319	9.271131	17.54%	408,457
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.378322	12.952747	-9.91%	94,944
2017	12.655665	14.378322	13.61%	234,222
2016	12.020022	12.655665	5.29%	239,996
2015	12.417839	12.020022	-3.20%	437,084
2014	12.090408	12.417839	2.71%	1,061,592
2013	10.164913	12.090408	18.94%	1,075,567
2012	9.118259	10.164913	11.48%	1,152,074
2011	9.626400	9.118259	-5.28%	1,256,417
2010	8.731043	9.626400	10.25%	1,292,817
2009	7.168050	8.731043	21.80%	1,336,316

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.979599	11.444609	-4.47%	80,021
2017	11.480947	11.979599	4.34%	80,459
2016	11.186659	11.480947	2.63%	80,903
2015	11.487643	11.186659	-2.62%	94,786
2014	11.332036	11.487643	1.37%	108,129
2013	11.008483	11.332036	2.94%	79,626
2012	10.439400	11.008483	5.45%	83,619
2011	10.493066	10.439400	-0.51%	68,300
2010	10.015163	10.493066	4.77%	67,790
2009	9.032985	10.015163	10.87%	28,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.840201	10.799545	-8.79%	0
2017	10.516055	11.840201	12.59%	0
2016	10.154893	10.516055	3.56%	0
2015	10.816035	10.154893	-6.11%	0
2014	10.781838	10.816035	0.32%	0
2013*	10.000000	10.781838	7.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.158836	11.082924	-8.85%	0
2017	10.521687	12.158836	15.56%	0
2016	10.097601	10.521687	4.20%	0
2015	10.820891	10.097601	-6.68%	0
2014	10.919809	10.820891	-0.91%	0
2013*	10.000000	10.919809	9.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.993201	12.753144	-8.86%	188,538
2017	12.515159	13.993201	11.81%	244,336
2016	11.951451	12.515159	4.72%	311,812
2015	12.314199	11.951451	-2.95%	335,859
2014	12.004106	12.314199	2.58%	492,320
2013	10.387149	12.004106	15.57%	433,482
2012	9.423149	10.387149	10.23%	405,728
2011	9.834684	9.423149	-4.18%	400,297
2010	9.001521	9.834684	9.26%	386,865
2009	7.524429	9.001521	19.63%	395,299
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.590109	12.951243	-11.23%	161,310
2017	12.595852	14.590109	15.83%	170,607
2016	11.933239	12.595852	5.55%	192,429
2015	12.350599	11.933239	-3.38%	111,148
2014	12.040549	12.350599	2.58%	88,996
2013	9.876079	12.040549	21.92%	141,845
2012	8.786246	9.876079	12.40%	127,833
2011	9.394982	8.786246	-6.48%	126,186
2010	8.451804	9.394982	11.16%	43,952
2009	6.806444	8.451804	24.17%	43,955

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.068559	12.208288	-6.58%	69,102
2017	12.122550	13.068559	7.80%	71,327
2016	11.657495	12.122550	3.99%	75,968
2015	12.011233	11.657495	-2.95%	97,434
2014	11.763647	12.011233	2.10%	208,551
2013	10.779948	11.763647	9.13%	216,569
2012	9.986227	10.779948	7.95%	238,197
2011	10.206821	9.986227	-2.16%	231,970
2010	9.542396	10.206821	6.96%	231,555
2009	8.265770	9.542396	15.44%	201,231
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.126425	11.812935	-2.59%	1,641
2017	11.864739	12.126425	2.21%	1,741
2016	11.517423	11.864739	3.02%	1,782
2015	11.844788	11.517423	-2.76%	3,438
2014	11.534508	11.844788	2.69%	14,857
2013	12.013637	11.534508	-3.99%	14,636
2012	11.394264	12.013637	5.44%	11,213
2011	10.932331	11.394264	4.23%	6,988
2010	10.436645	10.932331	4.75%	7,446
2009	9.797071	10.436645	6.53%	8,919
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.927883	12.496599	-3.34%	204
2017	12.699207	12.927883	1.80%	220
2016	12.526613	12.699207	1.38%	304
2015	12.835626	12.526613	-2.41%	661
2014	12.475226	12.835626	2.89%	676
2013	12.982845	12.475226	-3.91%	699
2012	12.355457	12.982845	5.08%	101
2011	11.875895	12.355457	4.04%	176
2010	11.197302	11.875895	6.06%	554
2009	9.802870	11.197302	14.22%	798
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.718329	12.085585	-11.90%	0
2017	11.861765	13.718329	15.65%	0
2016	10.854776	11.861765	9.28%	0
2015	11.425971	10.854776	-5.00%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.740753	11.520225	-9.58%	0
2017	11.408723	12.740753	11.68%	0
2016	10.691514	11.408723	6.71%	0
2015	11.094024	10.691514	-3.63%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.173585	27.209481	-3.42%	545
2017	22.600034	28.173585	24.66%	1,000
2016	22.295339	22.600034	1.37%	2,504
2015	21.681561	22.295339	2.83%	3,810
2014	20.358343	21.681561	6.50%	6,685
2013	15.227174	20.358343	33.70%	6,333
2012	13.108013	15.227174	16.17%	8,387
2011	13.703267	13.108013	-4.34%	9,194
2010	12.872203	13.703267	6.46%	11,532
2009*	10.000000	12.872203	28.72%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	34.781103	28.092974	-19.23%	0
2017	25.104058	34.781103	38.55%	0
2016	23.808370	25.104058	5.44%	492
2015	28.972987	23.808370	-17.83%	492
2014	31.329556	28.972987	-7.52%	492
2013	31.799987	31.329556	-1.48%	0
2012	27.709347	31.799987	14.76%	0
2011	36.491335	27.709347	-24.07%	0
2010	32.090935	36.491335	13.71%	0
2009	20.058004	32.090935	59.99%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.956965	11.722918	-1.96%	1,653
2017	11.939051	11.956965	0.15%	1,700
2016	12.080056	11.939051	-1.17%	1,662
2015	12.327439	12.080056	-2.01%	2,479
2014	12.017128	12.327439	2.58%	25,032
2013	12.767690	12.017128	-5.88%	24,985
2012	12.629525	12.767690	1.09%	20,291
2011	12.002636	12.629525	5.22%	15,676
2010	11.676717	12.002636	2.79%	17,460
2009	11.591228	11.676717	0.74%	18,806
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.781361	8.733395	-0.55%	2,303
2017	8.913409	8.781361	-1.48%	3,658
2016	9.084874	8.913409	-1.89%	3,495
2015	9.260828	9.084874	-1.90%	17,137
2014	9.440188	9.260828	-1.90%	48,189
2013	9.623025	9.440188	-1.90%	49,355
2012	9.809916	9.623025	-1.91%	43,726
2011	9.999381	9.809916	-1.89%	50,100
2010	10.193034	9.999381	-1.90%	41,960
2009	10.386092	10.193034	-1.86%	55,002

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	10.027584	8.379988	-16.43%	463
2017	8.043435	10.027584	24.67%	545
2016	8.147167	8.043435	-1.27%	999
2015	8.581378	8.147167	-5.06%	3,904
2014	8.811027	8.581378	-2.61%	3,706
2013	7.639862	8.811027	15.33%	3,799
2012	6.759003	7.639862	13.03%	1,493
2011	7.655210	6.759003	-11.71%	1,882
2010	6.905438	7.655210	10.86%	1,735
2009	5.437726	6.905438	26.99%	1,772
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.874217	9.159595	-15.77%	0
2017	8.906071	10.874217	22.10%	0
2016	9.030856	8.906071	-1.38%	0
2015	9.335469	9.030856	-3.26%	0
2014	10.143988	9.335469	-7.97%	1,220
2013	8.544964	10.143988	18.71%	1,152
2012	7.368824	8.544964	15.96%	2,339
2011	8.618807	7.368824	-14.50%	2,254
2010	8.180392	8.618807	5.36%	2,064
2009	6.483852	8.180392	26.17%	1,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	28.044279	25.072557	-10.60%	47,945
2017	24.137386	28.044279	16.19%	48,439
2016	22.475608	24.137386	7.39%	49,992
2015	23.141938	22.475608	-2.88%	77,290
2014	22.469946	23.141938	2.99%	102,011
2013	18.000330	22.469946	24.83%	88,333
2012	15.831952	18.000330	13.70%	87,439
2011	16.798410	15.831952	-5.75%	103,372
2010	14.938226	16.798410	12.45%	218,627
2009	11.970822	14.938226	24.79%	389,481
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.712839	15.598530	-6.67%	78,387
2017	15.329311	16.712839	9.03%	105,831
2016	14.698957	15.329311	4.29%	114,030
2015	15.009727	14.698957	-2.07%	187,805
2014	14.629618	15.009727	2.60%	197,276
2013	13.147941	14.629618	11.27%	208,854
2012	12.253111	13.147941	7.30%	218,023
2011	12.380379	12.253111	-1.03%	189,205
2010	11.492168	12.380379	7.73%	175,427
2009*	10.000000	11.492168	14.92%	68,585

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.918254	18.273463	-8.26%	43,949
2017	17.684112	19.918254	12.63%	62,416
2016	16.730799	17.684112	5.70%	102,234
2015	17.146051	16.730799	-2.42%	103,221
2014	16.612312	17.146051	3.21%	91,016
2013	14.171338	16.612312	17.22%	38,415
2012	12.869880	14.171338	10.11%	35,372
2011	13.242541	12.869880	-2.81%	26,072
2010	12.049283	13.242541	9.90%	21,898
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	14.003550	13.488319	-3.68%	15,785
2017	13.506476	14.003550	3.68%	19,594
2016	13.204348	13.506476	2.29%	25,036
2015	13.424552	13.204348	-1.64%	26,973
2014	13.172122	13.424552	1.92%	43,478
2013	12.808368	13.172122	2.84%	55,737
2012	12.414523	12.808368	3.17%	71,445
2011	12.294075	12.414523	0.98%	46,632
2010	11.834748	12.294075	3.88%	49,360
2009	11.059266	11.834748	7.01%	51,567
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.751427	10.878445	-7.43%	9,127
2017	10.504480	11.751427	11.87%	9,127
2016	10.129212	10.504480	3.70%	0
2015	10.671298	10.129212	-5.08%	0
2014	10.617244	10.671298	0.51%	0
2013*	10.000000	10.617244	6.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.119822	11.168512	-7.85%	0
2017	10.562194	12.119822	14.75%	0
2016	10.066490	10.562194	4.92%	0
2015	10.684033	10.066490	-5.78%	0
2014	10.705374	10.684033	-0.20%	0
2013*	10.000000	10.705374	7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	21.035266	19.461379	-7.48%	297,018
2017	18.987049	21.035266	10.79%	328,796
2016	18.063479	18.987049	5.11%	382,076
2015	18.475185	18.063479	-2.23%	529,660
2014	17.905306	18.475185	3.18%	771,247
2013	15.649848	17.905306	14.41%	784,273
2012	14.397048	15.649848	8.70%	788,413
2011	14.681233	14.397048	-1.94%	779,237
2010	13.492861	14.681233	8.81%	695,470
2009	11.544996	13.492861	16.87%	868,213

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	25.138483	22.752889	-9.49%	181,133
2017	21.961087	25.138483	14.47%	208,714
2016	20.635071	21.961087	6.43%	230,243
2015	21.189410	20.635071	-2.62%	279,550
2014	20.579667	21.189410	2.96%	477,792
2013	17.142124	20.579667	20.05%	480,029
2012	15.361157	17.142124	11.59%	508,405
2011	15.998294	15.361157	-3.98%	507,056
2010	14.453011	15.998294	10.69%	476,918
2009	11.843910	14.453011	22.03%	715,117
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.457038	16.484490	-5.57%	102,181
2017	16.293346	17.457038	7.14%	117,257
2016	15.711987	16.293346	3.70%	127,099
2015	16.021199	15.711987	-1.93%	164,160
2014	15.592498	16.021199	2.75%	274,700
2013	14.384780	15.592498	8.40%	261,134
2012	13.572810	14.384780	5.98%	339,537
2011	13.555512	13.572810	0.13%	290,450
2010	12.733498	13.555512	6.46%	511,535
2009	11.330274	12.733498	12.38%	504,630
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.678821	10.903473	-6.64%	2,716
2017	10.126795	11.678821	15.33%	2,948
2016	9.509545	10.126795	6.49%	21,509
2015	9.916571	9.509545	-4.10%	21,509
2014*	10.000000	9.916571	-0.83%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.804599	12.236540	-4.44%	0
2017	10.724883	12.804599	19.39%	0
2016	9.934124	10.724883	7.96%	0
2015	10.112227	9.934124	-1.76%	0
2014*	10.000000	10.112227	1.12%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	41.525783	36.095153	-13.08%	1,058
2017	36.558932	41.525783	13.59%	1,141
2016	30.979399	36.558932	18.01%	1,243
2015	32.400545	30.979399	-4.39%	1,647
2014	30.184581	32.400545	7.34%	2,056
2013	23.126160	30.184581	30.52%	2,050
2012	20.068510	23.126160	15.24%	2,362
2011	20.990505	20.068510	-4.39%	2,962
2010	16.954335	20.990505	23.81%	2,915
2009	12.637660	16.954335	34.16%	3,174

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.954158	9.771016	-18.26%	4,082
2017	9.706335	11.954158	23.16%	4,624
2016	10.144567	9.706335	-4.32%	5,508
2015	10.409209	10.144567	-2.54%	7,167
2014	10.756269	10.409209	-3.23%	9,297
2013	9.055819	10.756269	18.78%	4,903
2012	7.991327	9.055819	13.32%	3,611
2011	9.013234	7.991327	-11.34%	1,171
2010	8.073129	9.013234	11.64%	1,370
2009	6.046307	8.073129	33.52%	2,983
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.916928	13.716993	-18.92%	829
2017	14.072357	16.916928	20.21%	775
2016	13.663522	14.072357	2.99%	836
2015	14.714840	13.663522	-7.14%	4,927
2014	16.607022	14.714840	-11.39%	21,779
2013	13.984797	16.607022	18.75%	0
2012	12.179833	13.984797	14.82%	0
2011	14.853443	12.179833	-18.00%	0
2010	14.298082	14.853443	3.88%	0
2009	11.254121	14.298082	27.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.924309	16.992723	-5.20%	1,553
2017	14.067204	17.924309	27.42%	1,902
2016	14.059117	14.067204	0.06%	2,177
2015	13.896514	14.059117	1.17%	2,299
2014	12.860528	13.896514	8.06%	4,849
2013	9.753079	12.860528	31.86%	5,633
2012	8.560684	9.753079	13.93%	3,437
2011	9.017642	8.560684	-5.07%	2,699
2010	7.968351	9.017642	13.17%	3,509
2009	6.279499	7.968351	26.89%	5,229
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.961103	13.809667	-13.48%	83
2017	14.226184	15.961103	12.20%	83
2016	12.495891	14.226184	13.85%	84
2015	13.191264	12.495891	-5.27%	87
2014	12.197348	13.191264	8.15%	2,285
2013	9.208115	12.197348	32.46%	2,565
2012	7.982597	9.208115	15.35%	3,016
2011	8.664819	7.982597	-7.87%	3,300
2010	7.834012	8.664819	10.61%	4,295
2009	6.267659	7.834012	24.99%	4,262

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.717594	16.154111	-8.82%	1,932
2017	14.161930	17.717594	25.11%	2,525
2016	13.611219	14.161930	4.05%	3,058
2015	13.923002	13.611219	-2.24%	6,026
2014	13.683694	13.923002	1.75%	27,052
2013	10.063484	13.683694	35.97%	24,484
2012	8.948400	10.063484	12.46%	28,401
2011	9.546287	8.948400	-6.26%	31,741
2010	7.694421	9.546287	24.07%	31,236
2009	6.190195	7.694421	24.30%	34,844
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.556511	17.511046	-14.82%	2,120
2017	18.406237	20.556511	11.68%	2,467
2016	15.954663	18.406237	15.37%	2,829
2015	16.746957	15.954663	-4.73%	3,318
2014	14.588339	16.746957	14.80%	7,036
2013	10.960352	14.588339	33.10%	5,502
2012	9.603374	10.960352	14.13%	5,633
2011	10.021648	9.603374	-4.17%	4,848
2010	8.539166	10.021648	17.36%	4,903
2009	6.671710	8.539166	27.99%	5,881
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.471971	24.732875	-9.97%	0
2017	22.465452	27.471971	22.29%	0
2016	21.191693	22.465452	6.01%	0
2015	21.488363	21.191693	-1.38%	741
2014	21.362359	21.488363	0.59%	746
2013	15.127310	21.362359	41.22%	698
2012	13.635678	15.127310	10.94%	786
2011	14.019988	13.635678	-2.74%	884
2010	11.423473	14.019988	22.73%	883
2009	9.155626	11.423473	24.77%	945
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	39.065907	31.757686	-18.71%	270
2017	36.615337	39.065907	6.69%	283
2016	29.711954	36.615337	23.23%	325
2015	32.320245	29.711954	-8.07%	407
2014	30.858565	32.320245	4.74%	953
2013	22.464619	30.858565	37.37%	803
2012	19.035527	22.464619	18.01%	648
2011	20.522673	19.035527	-7.25%	709
2010	16.540743	20.522673	24.07%	659
2009	13.396714	16.540743	23.47%	697

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.602934	31.295610	-14.50%	119
2017	32.959403	36.602934	11.05%	121
2016	27.415441	32.959403	20.22%	129
2015	28.486340	27.415441	-3.76%	878
2014	28.877573	28.486340	-1.35%	4,760
2013	20.943650	28.877573	37.88%	4,495
2012	18.528870	20.943650	13.03%	5,215
2011	20.050607	18.528870	-7.59%	6,133
2010	16.353562	20.050607	22.61%	5,906
2009	12.400766	16.353562	31.88%	6,176
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.803442	26.218384	-2.18%	1,385
2017	22.721067	26.803442	17.97%	1,883
2016	20.835101	22.721067	9.05%	2,315
2015	21.099002	20.835101	-1.25%	2,773
2014	19.234771	21.099002	9.69%	4,093
2013	14.991310	19.234771	28.31%	2,467
2012	13.423528	14.991310	11.68%	1,771
2011	13.631425	13.423528	-1.53%	0
2010	12.272429	13.631425	11.07%	146
2009	9.963734	12.272429	23.17%	1,278
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.789462	12.977208	-5.89%	0
2017	13.242241	13.789462	4.13%	80
2016	12.594056	13.242241	5.15%	4,026
2015	13.608279	12.594056	-7.45%	4,571
2014	10.786184	13.608279	26.16%	5,109
2013	10.706016	10.786184	0.75%	5,638
2012	9.442513	10.706016	13.38%	5,638
2011	9.068332	9.442513	4.13%	84
2010	7.120392	9.068332	27.36%	84
2009	5.561369	7.120392	28.03%	85
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.634560	15.521538	-6.69%	1,186
2017	13.987068	16.634560	18.93%	748
2016	12.798644	13.987068	9.29%	888
2015	12.924670	12.798644	-0.98%	1,713
2014	11.651302	12.924670	10.93%	980
2013*	10.000000	11.651302	16.51%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.919881	9.810205	-1.11%	3,997
2017	9.954284	9.919881	-0.35%	5,255
2016	9.899874	9.954284	0.55%	5,088
2015	10.126166	9.899874	-2.23%	13,547
2014	10.271556	10.126166	-1.42%	40,665
2013	10.459462	10.271556	-1.80%	38,064
2012	10.299643	10.459462	1.55%	34,894
2011	10.364036	10.299643	-0.62%	32,464
2010	10.315146	10.364036	0.47%	36,913
2009	9.816966	10.315146	5.07%	34,802
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.914330	13.839448	-13.04%	1,182
2017	14.206955	15.914330	12.02%	1,324
2016	11.980814	14.206955	18.58%	1,529
2015	12.839721	11.980814	-6.69%	2,257
2014	12.518621	12.839721	2.56%	284
2013*	10.000000	12.518621	25.19%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.168759	13.371443	-17.30%	4,314
2017	13.429915	16.168759	20.39%	4,684
2016	13.538346	13.429915	-0.80%	5,795
2015	14.361135	13.538346	-5.73%	8,764
2014	15.937803	14.361135	-9.89%	7,878
2013	13.528022	15.937803	17.81%	4,027
2012	11.534051	13.528022	17.29%	1,739
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	193
2009*	10.000000	12.868657	28.69%	1,254
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	15.443578	12.580462	-18.54%	0
2017	12.418653	15.443578	24.36%	0
2016	12.892623	12.418653	-3.68%	0
2015	12.944558	12.892623	-0.40%	0
2014	13.641957	12.944558	-5.11%	0
2013	11.801401	13.641957	15.60%	0
2012	10.154051	11.801401	16.22%	0
2011	11.806389	10.154051	-14.00%	0
2010	9.863381	11.806389	19.70%	0
2009	7.474788	9.863381	31.96%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	35.201188	32.263999	-8.34%	0
2017	28.805422	35.201188	22.20%	0
2016	28.188671	28.805422	2.19%	0
2015	28.451632	28.188671	-0.92%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.602971	9.515694	-0.91%	251
2017	9.701982	9.602971	-1.02%	250
2016	9.770253	9.701982	-0.70%	271
2015	9.941211	9.770253	-1.72%	2,153
2014	10.072317	9.941211	-1.30%	27,018
2013	10.204455	10.072317	-1.29%	26,772
2012	9.944622	10.204455	2.61%	24,315
2011	10.107513	9.944622	-1.61%	21,007
2010	9.786068	10.107513	3.28%	21,722
2009	8.802463	9.786068	11.17%	23,605
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	28.621406	26.466960	-7.53%	0
2017	24.634116	28.621406	16.19%	0
2016	22.855833	24.634116	7.78%	0
2015	23.407040	22.855833	-2.35%	0
2014	21.616202	23.407040	8.28%	0
2013	16.013163	21.616202	34.99%	0
2012	14.709043	16.013163	8.87%	0
2011	15.469905	14.709043	-4.92%	0
2010	12.835666	15.469905	20.52%	0
2009	9.955586	12.835666	28.93%	6,614
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.898712	32.195414	-15.05%	596
2017	28.337987	37.898712	33.74%	596
2016	28.930786	28.337987	-2.05%	596
2015	28.446498	28.930786	1.70%	596
2014	28.413304	28.446498	0.12%	596
2013	22.807401	28.413304	24.58%	0
2012	19.222786	22.807401	18.65%	0
2011	21.421068	19.222786	-10.26%	0
2010	18.872103	21.421068	13.51%	0
2009	13.804815	18.872103	36.71%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.337886	9.680073	-6.36%	64
2017	9.937672	10.337886	4.03%	64
2016	9.532405	9.937672	4.25%	64
2015	9.965364	9.532405	-4.34%	64
2014	9.911429	9.965364	0.54%	64
2013	10.140617	9.911429	-2.26%	64
2012*	10.000000	10.140617	1.41%	64
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.774438	8.502145	-21.09%	0
2017	8.685556	10.774438	24.05%	0
2016	9.100433	8.685556	-4.56%	0
2015	8.997256	9.100433	1.15%	0
2014*	10.000000	8.997256	-10.03%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.309093	25.519628	-9.85%	1,354
2017	24.740036	28.309093	14.43%	1,929
2016	22.657854	24.740036	9.19%	2,325
2015	22.400745	22.657854	1.15%	2,987
2014	20.683395	22.400745	8.30%	5,919
2013	16.040777	20.683395	28.94%	4,815
2012	14.023013	16.040777	14.39%	6,005
2011	14.339142	14.023013	-2.20%	5,784
2010	12.619523	14.339142	13.63%	6,447
2009	10.050430	12.619523	25.56%	8,569
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.353382	35.410703	-12.25%	265
2017	36.109640	40.353382	11.75%	514
2016	31.279259	36.109640	15.44%	636
2015	33.954264	31.279259	-7.88%	766
2014	30.999060	33.954264	9.53%	2,072
2013	22.470720	30.999060	37.95%	1,739
2012	19.467057	22.470720	15.43%	2,237
2011	20.327750	19.467057	-4.23%	2,885
2010	16.838740	20.327750	20.72%	2,793
2009	12.539886	16.838740	34.28%	3,071
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.240033	10.424747	-7.25%	0
2017	10.105162	11.240033	11.23%	0
2016	9.122979	10.105162	10.77%	0
2015	10.240626	9.122979	-10.91%	0
2014	10.391707	10.240626	-1.45%	0
2013	10.581413	10.391707	-1.79%	0
2012*	10.000000	10.581413	5.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.391977	9.701581	-6.64%	0
2017	9.649008	10.391977	7.70%	0
2016	8.687483	9.649008	11.07%	0
2015	9.070274	8.687483	-4.22%	0
2014	9.117876	9.070274	-0.52%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.487491	10.809035	-5.91%	0
2017	10.574253	11.487491	8.64%	0
2016	10.474378	10.574253	0.95%	0
2015	11.502598	10.474378	-8.94%	0
2014	11.690196	11.502598	-1.60%	0
2013	12.754176	11.690196	-8.34%	0
2012	12.355389	12.754176	3.23%	0
2011	11.616366	12.355389	6.36%	2,142
2010	10.826649	11.616366	7.29%	2,142
2009*	10.000000	10.826649	8.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.859710	10.677514	-1.68%	10,705
2017	10.932566	10.859710	-0.67%	10,785
2016	11.000168	10.932566	-0.61%	10,623
2015	11.189853	11.000168	-1.70%	11,143
2014	11.321857	11.189853	-1.17%	8,530
2013	11.568009	11.321857	-2.13%	4,975
2012	11.151424	11.568009	3.74%	1,418
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	82
2009*	10.000000	10.905794	9.06%	620
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.110543	10.058939	-0.51%	0
2017	10.073603	10.110543	0.37%	0
2016*	10.000000	10.073603	0.74%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.704355	10.433198	-2.53%	9,308
2017	10.409667	10.704355	2.83%	8,734
2016	10.343507	10.409667	0.64%	8,211
2015	10.508572	10.343507	-1.57%	8,445
2014	10.283535	10.508572	2.19%	3,461
2013	10.702435	10.283535	-3.91%	2,229
2012	9.963663	10.702435	7.41%	0
2011*	10.000000	9.963663	-0.36%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.218802	10.070290	-10.24%	0
2017*	10.000000	11.218802	12.19%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.243930	13.300058	0.42%	0
2017	10.312640	13.243930	28.42%	0
2016*	10.000000	10.312640	3.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	20.029605	15.891510	-20.66%	0
2017	16.129121	20.029605	24.18%	0
2016	16.854158	16.129121	-4.30%	0
2015	17.156578	16.854158	-1.76%	0
2014	18.760469	17.156578	-8.55%	0
2013	14.932087	18.760469	25.64%	0
2012	12.485565	14.932087	19.59%	0
2011	15.321738	12.485565	-18.51%	0
2010	14.195055	15.321738	7.94%	0
2009	11.610063	14.195055	22.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.531154	33.172352	-1.07%	0
2017	26.847414	33.531154	24.90%	0
2016	30.650445	26.847414	-12.41%	0
2015	27.779829	30.650445	10.33%	0
2014	21.579569	27.779829	28.73%	0
2013	14.614845	21.579569	47.66%	0
2012	11.372924	14.614845	28.51%	0
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.240858	5.083718	-29.79%	0
2017	7.529123	7.240858	-3.83%	0
2016	5.351344	7.529123	40.70%	0
2015	8.218905	5.351344	-34.89%	0
2014	10.388055	8.218905	-20.88%	0
2013	9.600812	10.388055	8.20%	0
2012*	10.000000	9.600812	-3.99%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.406561	5.210600	-29.65%	0
2017	7.680009	7.406561	-3.56%	0
2016	5.447290	7.680009	40.99%	0
2015	8.343721	5.447290	-34.71%	0
2014	10.514115	8.343721	-20.64%	0
2013	9.696350	10.514115	8.43%	0
2012*	10.000000	9.696350	-3.04%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	23.417552	19.914423	-14.96%	0
2017	18.875843	23.417552	24.06%	0
2016	18.519005	18.875843	1.93%	0
2015	19.484456	18.519005	-4.95%	0
2014	18.023515	19.484456	8.11%	0
2013	13.718087	18.023515	31.39%	0
2012	12.026573	13.718087	14.06%	0
2011	13.157354	12.026573	-8.59%	0
2010	11.938308	13.157354	10.21%	0
2009	9.577674	11.938308	24.65%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	19.427643	18.503020	-4.76%	0
2017	17.641930	19.427643	10.12%	0
2016	16.701527	17.641930	5.63%	0
2015	16.815000	16.701527	-0.67%	0
2014	14.518799	16.815000	15.82%	0
2013	12.371330	14.518799	17.36%	0
2012	11.157199	12.371330	10.88%	0
2011	10.680163	11.157199	4.47%	0
2010	9.609757	10.680163	11.14%	0
2009	8.484590	9.609757	13.26%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	24.917878	24.509232	-1.64%	0
2017	18.870369	24.917878	32.05%	0
2016	19.135633	18.870369	-1.39%	0
2015	19.247577	19.135633	-0.58%	0
2014	18.890370	19.247577	1.89%	0
2013	13.765979	18.890370	37.23%	0
2012	11.656381	13.765979	18.10%	0
2011	12.578726	11.656381	-7.33%	0
2010*	10.000000	12.578726	25.79%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.912155	27.737167	-0.63%	173
2017	22.605659	27.912155	23.47%	207
2016	21.385589	22.605659	5.71%	219
2015	22.446886	21.385589	-4.73%	223
2014	23.319615	22.446886	-3.74%	220
2013	15.822984	23.319615	47.38%	19
2012	14.953223	15.822984	5.82%	0
2011	15.976693	14.953223	-6.41%	0
2010	12.846504	15.976693	24.37%	0
2009	8.578995	12.846504	49.74%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.465354	11.322986	-9.16%	0
2017	11.119816	12.465354	12.10%	0
2016	10.971058	11.119816	1.36%	0
2015	11.336651	10.971058	-3.22%	0
2014	11.095351	11.336651	2.17%	0
2013	10.109592	11.095351	9.75%	0
2012*	10.000000	10.109592	1.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	29.033230	26.800183	-7.69%	0
2017	24.965878	29.033230	16.29%	0
2016	22.923300	24.965878	8.91%	0
2015	23.050336	22.923300	-0.55%	0
2014	21.510360	23.050336	7.16%	0
2013	16.299498	21.510360	31.97%	0
2012	14.179258	16.299498	14.95%	0
2011	13.633077	14.179258	4.01%	0
2010	12.326389	13.633077	10.60%	0
2009	10.445924	12.326389	18.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.625022	-23.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	41.153413	34.175027	-16.96%	0
2017	37.190455	41.153413	10.66%	0
2016	30.392797	37.190455	22.37%	0
2015	32.868914	30.392797	-7.53%	0
2014	30.769933	32.868914	6.82%	0
2013	22.800524	30.769933	34.95%	1,049
2012	19.629588	22.800524	16.15%	1,478
2011	21.908237	19.629588	-10.40%	1,625
2010	17.650383	21.908237	24.12%	1,442
2009	12.618626	17.650383	39.88%	1,661
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.828437	12.222402	-4.72%	9,507
2017	12.619505	12.828437	1.66%	9,771
2016	12.328865	12.619505	2.36%	9,420
2015	12.892289	12.328865	-4.37%	9,919
2014	12.728673	12.892289	1.29%	13,456
2013	14.184631	12.728673	-10.26%	10,431
2012	13.472357	14.184631	5.29%	13,502
2011	12.295411	13.472357	9.57%	15,831
2010	11.929218	12.295411	3.07%	11,107
2009	11.038864	11.929218	8.07%	12,190

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	27.960664	25.440405	-9.01%	0
2017	23.703763	27.960664	17.96%	0
2016	21.355042	23.703763	11.00%	0
2015	23.157428	21.355042	-7.78%	0
2014	21.025210	23.157428	10.14%	0
2013	15.827132	21.025210	32.84%	0
2012	14.103600	15.827132	12.22%	0
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.234414	24.092597	-14.67%	0
2017	25.831977	28.234414	9.30%	0
2016	21.467330	25.831977	20.33%	0
2015	22.245681	21.467330	-3.50%	0
2014	19.518511	22.245681	13.97%	1,403
2013	15.324475	19.518511	27.37%	2,313
2012	13.447730	15.324475	13.96%	5,980
2011	13.831236	13.447730	-2.77%	6,455
2010	11.856213	13.831236	16.66%	6,997
2009	9.315701	11.856213	27.27%	7,638
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.662380	10.151388	-4.79%	0
2017	10.155021	10.662380	5.00%	0
2016	9.179683	10.155021	10.62%	0
2015*	10.000000	9.179683	-8.20%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.915255	9.650739	-2.67%	0
2017	9.797762	9.915255	1.20%	0
2016	9.752264	9.797762	0.47%	0
2015*	10.000000	9.752264	-2.48%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.640824	11.473830	-9.23%	0
2017	11.066538	12.640824	14.23%	0
2016	9.724339	11.066538	13.80%	0
2015*	10.000000	9.724339	-2.76%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.275779	14.747288	-9.39%	0
2017	14.597450	16.275779	11.50%	0
2016	14.341252	14.597450	1.79%	0
2015	14.774408	14.341252	-2.93%	0
2014	14.782617	14.774408	-0.06%	0
2013	13.176970	14.782617	12.19%	0
2012	12.221543	13.176970	7.82%	0
2011	12.934953	12.221543	-5.52%	0
2010	12.018891	12.934953	7.62%	0
2009*	10.000000	12.018891	20.19%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.162694	9.565016	-5.88%	0
2017*	10.000000	10.162694	1.63%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.295690	13.269039	-18.57%	0
2017	14.870368	16.295690	9.58%	0
2016	11.568929	14.870368	28.54%	0
2015	12.614223	11.568929	-8.29%	0
2014	12.180737	12.614223	3.56%	0
2013*	10.000000	12.180737	21.81%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.204650	10.915013	-17.34%	0
2017	11.705856	13.204650	12.80%	0
2016	10.362670	11.705856	12.96%	0
2015	10.841571	10.362670	-4.42%	0
2014*	10.000000	10.841571	8.42%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	42.222915	37.679360	-10.76%	0
2017	38.308649	42.222915	10.22%	0
2016	31.073846	38.308649	23.28%	7
2015	32.447778	31.073846	-4.23%	157
2014	31.480821	32.447778	3.07%	1,400
2013	22.816722	31.480821	37.97%	4,927
2012	20.106417	22.816722	13.48%	8,110
2011	20.390739	20.106417	-1.39%	11,353
2010	16.527358	20.390739	23.38%	12,208
2009	13.482033	16.527358	22.59%	1,890

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	30.199104	28.169580	-6.72%	0
2017	25.408165	30.199104	18.86%	0
2016	23.251773	25.408165	9.27%	0
2015	23.510032	23.251773	-1.10%	0
2014	21.199542	23.510032	10.90%	1,304
2013	16.416157	21.199542	29.14%	2,051
2012	14.499648	16.416157	13.22%	6,224
2011	14.551624	14.499648	-0.36%	10,249
2010	12.957235	14.551624	12.31%	19,343
2009	10.484318	12.957235	23.59%	26,485
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.605784	24.231295	-8.92%	0
2017	21.363167	26.605784	24.54%	0
2016	20.241634	21.363167	5.54%	0
2015	21.220085	20.241634	-4.61%	0
2014	20.071167	21.220085	5.72%	0
2013	16.941897	20.071167	18.47%	755
2012	15.689093	16.941897	7.99%	748
2011	14.714455	15.689093	6.62%	2,512
2010	13.044385	14.714455	12.80%	1,895
2009	10.884321	13.044385	19.85%	1,898
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	25.225162	19.960348	-20.87%	0
2017	20.684320	25.225162	21.95%	0
2016	18.062029	20.684320	14.52%	0
2015	18.897938	18.062029	-4.42%	0
2014	19.022439	18.897938	-0.65%	0
2013	13.089064	19.022439	45.33%	0
2012	11.102817	13.089064	17.89%	0
2011	13.175601	11.102817	-15.73%	0
2010	10.271918	13.175601	28.27%	0
2009	8.330082	10.271918	23.31%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.401188	10.188509	-2.04%	0
2017	10.254460	10.401188	1.43%	0
2016	9.599118	10.254460	6.83%	0
2015	9.888134	9.599118	-2.92%	0
2014	10.027409	9.888134	-1.39%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.032085	-9.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.223859	12.863013	-2.73%	0
2017	12.998747	13.223859	1.73%	0
2016	12.804334	12.998747	1.52%	0
2015	13.116623	12.804334	-2.38%	0
2014	12.923495	13.116623	1.49%	1,348
2013	13.082341	12.923495	-1.21%	4,443
2012	12.191501	13.082341	7.31%	8,047
2011	12.190654	12.191501	0.01%	8,135
2010	11.482091	12.190654	6.17%	15,636
2009	9.745985	11.482091	17.81%	16,321
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.208629	-17.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.148735	15.157378	-6.14%	0
2017	14.600530	16.148735	10.60%	0
2016	14.150012	14.600530	3.18%	0
2015	14.508393	14.150012	-2.47%	0
2014	14.198993	14.508393	2.18%	13,495
2013	12.793112	14.198993	10.99%	13,495
2012	11.693642	12.793112	9.40%	15,543
2011	11.976883	11.693642	-2.36%	21,642
2010	10.853307	11.976883	10.35%	21,908
2009	8.929952	10.853307	21.54%	27,558
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.364091	15.988895	-7.92%	0
2017	15.231641	17.364091	14.00%	0
2016	14.681779	15.231641	3.75%	0
2015	15.042833	14.681779	-2.40%	0
2014	14.667963	15.042833	2.56%	16,262
2013	12.936935	14.667963	13.38%	26,885
2012	11.669522	12.936935	10.86%	64,818
2011	12.050735	11.669522	-3.16%	97,196
2010	10.749898	12.050735	12.10%	97,277
2009	8.528856	10.749898	26.04%	101,332
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.899226	17.036188	-9.86%	0
2017	15.969231	18.899226	18.35%	0
2016	15.310086	15.969231	4.31%	0
2015	15.697732	15.310086	-2.47%	0
2014	15.284923	15.697732	2.70%	368
2013	12.839946	15.284923	19.04%	368
2012	11.369757	12.839946	12.93%	369
2011	11.933033	11.369757	-4.72%	859
2010	10.501446	11.933033	13.63%	857
2009	8.164651	10.501446	28.62%	6,554

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.829705	11.082677	-6.31%	0
2017	10.389799	11.829705	13.86%	0
2016*	10.000000	10.389799	3.90%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.862564	11.699619	-26.24%	0
2017	16.638930	15.862564	-4.67%	0
2016	12.710239	16.638930	30.91%	0
2015	16.357623	12.710239	-22.30%	0
2014	19.124767	16.357623	-14.47%	0
2013	15.711387	19.124767	21.73%	0
2012	15.300242	15.711387	2.69%	0
2011	16.459815	15.300242	-7.04%	0
2010	14.088047	16.459815	16.84%	0
2009	9.736367	14.088047	44.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	26.175074	23.470854	-10.33%	0
2017	23.696439	26.175074	10.46%	1,121
2016	20.530551	23.696439	15.42%	1,246
2015	21.865659	20.530551	-6.11%	0
2014	20.557336	21.865659	6.36%	2,676
2013	16.401790	20.557336	25.34%	3,784
2012	14.291310	16.401790	14.77%	6,864
2011	14.480127	14.291310	-1.30%	12,601
2010	12.850889	14.480127	12.68%	10,824
2009	10.090937	12.850889	27.35%	12,754
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.821584	11.414613	-10.97%	0
2017	11.213108	12.821584	14.34%	0
2016*	10.000000	11.213108	12.13%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	32.136944	31.370516	-2.38%	0
2017	24.310026	32.136944	32.20%	0
2016	24.656563	24.310026	-1.41%	0
2015	23.522829	24.656563	4.82%	0
2014	21.610653	23.522829	8.85%	2,551
2013	16.205978	21.610653	33.35%	3,379
2012	14.448071	16.205978	12.17%	8,575
2011	14.739601	14.448071	-1.98%	10,932
2010	12.136474	14.739601	21.45%	8,836
2009	9.672824	12.136474	25.47%	7,132

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.535596	13.165762	-2.73%	1,229
2017	13.274138	13.535596	1.97%	1,321
2016	12.957186	13.274138	2.45%	1,399
2015	13.328146	12.957186	-2.78%	2,947
2014	12.870188	13.328146	3.56%	24,253
2013	13.403317	12.870188	-3.98%	96,771
2012	12.945119	13.403317	3.54%	116,573
2011	12.334105	12.945119	4.95%	135,088
2010	11.696525	12.334105	5.45%	173,808
2009	10.330978	11.696525	13.22%	282,705
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	43.806070	36.602398	-16.44%	1,430
2017	37.062979	43.806070	18.19%	1,642
2016	33.771382	37.062979	9.75%	1,925
2015	35.013378	33.771382	-3.55%	2,101
2014	33.678383	35.013378	3.96%	5,805
2013	25.279972	33.678383	33.22%	12,844
2012	22.506390	25.279972	12.32%	19,675
2011	25.747562	22.506390	-12.59%	28,904
2010	20.423747	25.747562	26.07%	30,017
2009	14.904845	20.423747	37.03%	28,727
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	25.024092	20.839211	-16.72%	261
2017	19.632729	25.024092	27.46%	908
2016	21.135613	19.632729	-7.11%	1,051
2015	20.868102	21.135613	1.28%	351
2014	23.208819	20.868102	-10.09%	0
2013	18.184482	23.208819	27.63%	0
2012	15.407177	18.184482	18.03%	0
2011	19.009475	15.407177	-18.95%	0
2010	17.182770	19.009475	10.63%	0
2009	13.884102	17.182770	23.76%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.066837	11.066525	-8.29%	0
2017	11.858851	12.066837	1.75%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	35.037477	28.339450	-19.12%	0
2017	30.005470	35.037477	16.77%	0
2016	28.004041	30.005470	7.15%	0
2015	29.502307	28.004041	-5.08%	0
2014	28.249184	29.502307	4.44%	0
2013	22.130733	28.249184	27.65%	7
2012	17.764050	22.130733	24.58%	11
2011	19.916759	17.764050	-10.81%	2,862
2010	16.077894	19.916759	23.88%	2,879
2009	10.434236	16.077894	54.09%	2,977

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.577929	12.027235	-11.42%	0
2017	12.365894	13.577929	9.80%	0
2016	11.142483	12.365894	10.98%	0
2015	12.116992	11.142483	-8.04%	0
2014	12.015766	12.116992	0.84%	0
2013	9.901081	12.015766	21.36%	0
2012	8.755911	9.901081	13.08%	0
2011	9.069547	8.755911	-3.46%	0
2010	8.389555	9.069547	8.11%	0
2009	6.569115	8.389555	27.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.885191	14.903402	-6.18%	0
2017	14.771344	15.885191	7.54%	0
2016	13.211539	14.771344	11.81%	0
2015	14.497013	13.211539	-8.87%	0
2014	14.132974	14.497013	2.58%	381
2013	12.650361	14.132974	11.72%	4,414
2012	11.453388	12.650361	10.45%	5,596
2011	11.408652	11.453388	0.39%	12,550
2010	10.326718	11.408652	10.48%	13,990
2009	7.767215	10.326718	32.95%	14,980
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	30.347963	28.242868	-6.94%	0
2017	25.671815	30.347963	18.22%	0
2016	22.561489	25.671815	13.79%	0
2015	23.881409	22.561489	-5.53%	0
2014	22.402200	23.881409	6.60%	0
2013	17.617147	22.402200	27.16%	0
2012	16.048634	17.617147	9.77%	3,046
2011	15.440812	16.048634	3.94%	24,642
2010	13.052968	15.440812	18.29%	27,178
2009	11.344899	13.052968	15.06%	22,193
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	38.670023	33.029755	-14.59%	0
2017	35.640501	38.670023	8.50%	0
2016	27.919019	35.640501	27.66%	11
2015	30.745576	27.919019	-9.19%	273
2014	31.179122	30.745576	-1.39%	3,552
2013	23.340627	31.179122	33.58%	15,077
2012	20.108351	23.340627	16.07%	23,943
2011	21.308778	20.108351	-5.63%	32,853
2010	16.948821	21.308778	25.72%	36,446
2009	13.383779	16.948821	26.64%	72,305

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.630101	9.600963	-17.45%	0
2017	8.447148	11.630101	37.68%	0
2016	7.335223	8.447148	15.16%	0
2015	9.305402	7.335223	-21.17%	0
2014*	10.000000	9.305402	-6.95%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.789432	18.892263	-17.10%	0
2017	19.916586	22.789432	14.42%	0
2016	18.951764	19.916586	5.09%	0
2015	20.670913	18.951764	-8.32%	0
2014	23.722979	20.670913	-12.87%	2,389
2013	19.675059	23.722979	20.57%	0
2012	16.972621	19.675059	15.92%	0
2011	19.369591	16.972621	-12.37%	0
2010	18.222589	19.369591	6.29%	0
2009	13.561455	18.222589	34.37%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.177639	9.172039	-0.06%	0
2017	9.182821	9.177639	-0.06%	0
2016	9.097594	9.182821	0.94%	0
2015	9.695951	9.097594	-6.17%	0
2014	9.710786	9.695951	-0.15%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.103922	11.352047	-6.21%	0
2017	10.913055	12.103922	10.91%	0
2016	10.666799	10.913055	2.31%	0
2015	11.550900	10.666799	-7.65%	0
2014	11.333471	11.550900	1.92%	0
2013	10.178016	11.333471	11.35%	0
2012*	10.000000	10.178016	1.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.364315	-6.36%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.028380	9.332830	-6.94%	0
2017	9.864769	10.028380	1.66%	0
2016	10.109309	9.864769	-2.42%	0
2015	10.123204	10.109309	-0.14%	0
2014	9.864869	10.123204	2.62%	0
2013*	10.000000	9.864869	-1.35%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.865078	16.833321	-5.78%	0
2017	14.342774	17.865078	24.56%	0
2016	14.338045	14.342774	0.03%	0
2015	13.960088	14.338045	2.71%	0
2014	13.162533	13.960088	6.06%	0
2013	9.602726	13.162533	37.07%	0
2012*	10.000000	9.602726	-3.97%	139
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.934494	12.943199	-13.33%	0
2017	13.284075	14.934494	12.42%	0
2016	11.971722	13.284075	10.96%	0
2015	12.755880	11.971722	-6.15%	0
2014	12.488852	12.755880	2.14%	0
2013	9.914927	12.488852	25.96%	0
2012*	10.000000	9.914927	-0.85%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.047607	14.808651	-7.72%	0
2017	13.398980	16.047607	19.77%	0
2016	13.586966	13.398980	-1.38%	0
2015	13.714333	13.586966	-0.93%	0
2014	12.988097	13.714333	5.59%	327
2013	9.696880	12.988097	33.94%	3,713
2012*	10.000000	9.696880	-3.03%	6,240
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.181299	14.074053	-7.29%	0
2017	13.090311	15.181299	15.97%	0
2016	13.701831	13.090311	-4.46%	0
2015	15.247004	13.701831	-10.13%	0
2014	16.414568	15.247004	-7.11%	1,598
2013	13.378593	16.414568	22.69%	0
2012	11.449652	13.378593	16.85%	0
2011	12.583734	11.449652	-9.01%	1,614
2010	11.809328	12.583734	6.56%	1,614
2009*	10.000000	11.809328	18.09%	1,518
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.734669	12.220949	-4.03%	0
2017	12.174147	12.734669	4.60%	0
2016	10.685851	12.174147	13.93%	0
2015	11.656668	10.685851	-8.33%	0
2014	11.666264	11.656668	-0.08%	0
2013	10.767691	11.666264	8.35%	0
2012*	10.000000	10.767691	7.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.155763	15.829696	-2.02%	0
2017	12.983884	16.155763	24.43%	0
2016	12.478277	12.983884	4.05%	0
2015	13.507213	12.478277	-7.62%	0
2014	12.770848	13.507213	5.77%	0
2013	10.023807	12.770848	27.41%	0
2012*	10.000000	10.023807	0.24%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	26.014158	25.614093	-1.54%	0
2017	22.457282	26.014158	15.84%	0
2016	21.953479	22.457282	2.29%	0
2015	22.298554	21.953479	-1.55%	0
2014	21.011031	22.298554	6.13%	0
2013	17.886708	21.011031	17.47%	0
2012	16.091081	17.886708	11.16%	0
2011	16.191014	16.091081	-0.62%	0
2010	15.272769	16.191014	6.01%	0
2009	12.403331	15.272769	23.13%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.896884	9.578021	-3.22%	0
2017	9.765727	9.896884	1.34%	7,446
2016	9.742955	9.765727	0.23%	7,191
2015*	10.000000	9.742955	-2.57%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	39.214255	39.106046	-0.28%	0
2017	30.763694	39.214255	27.47%	0
2016	30.776024	30.763694	-0.04%	0
2015	28.040748	30.776024	9.75%	0
2014	26.365808	28.040748	6.35%	594
2013	20.544547	26.365808	28.33%	2,547
2012	16.917674	20.544547	21.44%	5,090
2011	18.540512	16.917674	-8.75%	7,022
2010	17.758387	18.540512	4.40%	7,211
2009	12.403817	17.758387	43.17%	14,200
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.971767	22.726006	-1.07%	0
2017	16.166132	22.971767	42.10%	0
2016	14.480865	16.166132	11.64%	0
2015	14.113205	14.480865	2.61%	0
2014	13.163399	14.113205	7.22%	0
2013	9.915766	13.163399	32.75%	0
2012*	10.000000	9.915766	-0.84%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.299767	24.376995	-16.80%	0
2017	22.843636	29.299767	28.26%	0
2016	24.971763	22.843636	-8.52%	0
2015	27.927566	24.971763	-10.58%	0
2014	32.404704	27.927566	-13.82%	0
2013	28.918947	32.404704	12.05%	0
2012	26.060546	28.918947	10.97%	0
2011	39.281295	26.060546	-33.66%	0
2010	32.044817	39.281295	22.58%	0
2009	18.250720	32.044817	75.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.661459	8.512669	-20.15%	0
2017	8.505889	10.661459	25.34%	0
2016	7.182082	8.505889	18.43%	0
2015	9.162735	7.182082	-21.62%	0
2014	9.799432	9.162735	-6.50%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.113958	9.813871	-2.97%	0
2017	9.930835	10.113958	1.84%	0
2016*	10.000000	9.930835	-0.69%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.216059	15.625004	-3.64%	0
2017	13.090537	16.216059	23.88%	0
2016	12.270492	13.090537	6.68%	0
2015	12.788982	12.270492	-4.05%	0
2014	14.100140	12.788982	-9.30%	0
2013	10.183068	14.100140	38.47%	0
2012*	10.000000	10.183068	1.83%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.815061	28.839504	-12.12%	4,782
2017	28.518202	32.815061	15.07%	5,229
2016	25.562297	28.518202	11.56%	6,004
2015	26.316484	25.562297	-2.87%	7,589
2014	24.355034	26.316484	8.05%	16,347
2013	18.318495	24.355034	32.95%	56,403
2012	16.122926	18.318495	13.62%	84,706
2011	16.519974	16.122926	-2.40%	112,892
2010	15.149121	16.519974	9.05%	128,997
2009	12.617582	15.149121	20.06%	170,916

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.192306	16.986135	-11.50%	0
2017	15.433584	19.192306	24.35%	958
2016	15.157397	15.433584	1.82%	1,036
2015	14.539877	15.157397	4.25%	0
2014	14.662964	14.539877	-0.84%	2,124
2013	11.716593	14.662964	25.15%	2,853
2012	10.307925	11.716593	13.67%	3,055
2011	10.702750	10.307925	-3.69%	943
2010*	10.000000	10.702750	7.03%	547
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.632368	12.455953	-1.40%	0
2017	10.056733	12.632368	25.61%	0
2016	9.690096	10.056733	3.78%	0
2015*	10.000000	9.690096	-3.10%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.918941	12.550316	-2.85%	0
2017	12.441749	12.918941	3.84%	0
2016	11.986098	12.441749	3.80%	0
2015	12.327078	11.986098	-2.77%	0
2014	11.687977	12.327078	5.47%	656
2013	11.990000	11.687977	-2.52%	688
2012	11.199459	11.990000	7.06%	647
2011	10.836056	11.199459	3.35%	1,566
2010	10.342210	10.836056	4.78%	1,792
2009	9.643273	10.342210	7.25%	1,937
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.797281	21.687075	-8.87%	0
2017	22.146379	23.797281	7.45%	0
2016	20.424505	22.146379	8.43%	0
2015	21.078495	20.424505	-3.10%	0
2014	20.893804	21.078495	0.88%	0
2013	23.354443	20.893804	-10.54%	0
2012	20.207642	23.354443	15.57%	0
2011	19.281092	20.207642	4.81%	0
2010	17.918838	19.281092	7.60%	0
2009	14.045524	17.918838	27.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.188317	9.200502	-9.70%	0
2017	9.232228	10.188317	10.36%	0
2016	8.189545	9.232228	12.73%	0
2015*	10.000000	8.189545	-18.10%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.680041	16.998493	-9.00%	0
2017	16.210537	18.680041	15.23%	0
2016	14.893173	16.210537	8.85%	0
2015	16.362123	14.893173	-8.98%	0
2014	17.039279	16.362123	-3.97%	170
2013	13.173078	17.039279	29.35%	159
2012	10.956550	13.173078	20.23%	174
2011	11.276729	10.956550	-2.84%	0
2010*	10.000000	11.276729	12.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.513247	22.644063	-11.25%	970
2017	23.994518	25.513247	6.33%	1,099
2016	20.355923	23.994518	17.87%	1,232
2015	21.725846	20.355923	-6.31%	1,469
2014	19.617821	21.725846	10.75%	7,028
2013	15.195144	19.617821	29.11%	16,866
2012	13.541825	15.195144	12.21%	20,251
2011	13.743741	13.541825	-1.47%	31,378
2010	12.387724	13.743741	10.95%	35,535
2009*	10.000000	12.387724	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.659012	15.519128	-6.84%	24,246
2017	14.672143	16.659012	13.54%	25,584
2016	13.727661	14.672143	6.88%	31,996
2015	13.864243	13.727661	-0.99%	40,588
2014	13.467867	13.864243	2.94%	97,112
2013	11.141370	13.467867	20.88%	141,128
2012	9.820076	11.141370	13.46%	138,125
2011	9.922759	9.820076	-1.03%	177,878
2010	9.034298	9.922759	9.83%	193,813
2009	7.465869	9.034298	21.01%	193,429
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.087281	10.753223	-3.01%	40,594
2017	10.955312	11.087281	1.20%	40,560
2016	10.884112	10.955312	0.65%	35,530
2015	11.126283	10.884112	-2.18%	43,936
2014	10.809399	11.126283	2.93%	112,632
2013	11.315634	10.809399	-4.47%	145,588
2012	10.995134	11.315634	2.91%	108,632
2011	10.606108	10.995134	3.67%	133,837
2010	10.205658	10.606108	3.92%	144,569
2009	9.280979	10.205658	9.96%	143,729

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.326108	17.161755	-11.20%	3,422
2017	15.048988	19.326108	28.42%	3,885
2016	15.318758	15.048988	-1.76%	4,543
2015	14.663961	15.318758	4.47%	4,989
2014	14.686033	14.663961	-0.15%	8,686
2013	11.643199	14.686033	26.13%	15,028
2012	9.726901	11.643199	19.70%	16,166
2011	10.938302	9.726901	-11.07%	16,938
2010	10.023020	10.938302	9.13%	15,311
2009	7.218983	10.023020	38.84%	17,487
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.610087	19.099330	-2.60%	0
2017	15.648893	19.610087	25.31%	0
2016	14.632935	15.648893	6.94%	0
2015	14.022697	14.632935	4.35%	0
2014	13.234019	14.022697	5.96%	3,925
2013	10.413584	13.234019	27.08%	17,682
2012	9.046835	10.413584	15.11%	21,264
2011	9.680230	9.046835	-6.54%	29,982
2010	8.352911	9.680230	15.89%	29,811
2009	6.138425	8.352911	36.08%	23,268
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.542715	15.863919	-4.10%	30,822
2017	13.836706	16.542715	19.56%	35,565
2016	12.702711	13.836706	8.93%	38,236
2015	12.816088	12.702711	-0.88%	47,729
2014	11.858170	12.816088	8.08%	116,471
2013	9.095307	11.858170	30.38%	132,118
2012	7.924459	9.095307	14.78%	124,073
2011	8.266547	7.924459	-4.14%	173,906
2010	7.597040	8.266547	8.81%	189,953
2009	5.928601	7.597040	28.14%	185,695
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.315903	14.663487	-4.26%	7,985
2017	14.689575	15.315903	4.26%	8,095
2016	13.788618	14.689575	6.53%	8,139
2015	14.481429	13.788618	-4.78%	8,880
2014	14.217275	14.481429	1.86%	17,130
2013	14.664939	14.217275	-3.05%	23,521
2012	13.325004	14.664939	10.06%	21,188
2011	12.875031	13.325004	3.49%	19,377
2010	11.873865	12.875031	8.43%	20,676
2009	9.736227	11.873865	21.96%	20,340

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.814927	26.142370	-9.27%	0
2017	24.969561	28.814927	15.40%	0
2016	21.658570	24.969561	15.29%	21
2015	23.628957	21.658570	-8.34%	460
2014	22.124037	23.628957	6.80%	4,208
2013	16.676857	22.124037	32.66%	17,068
2012	14.393787	16.676857	15.86%	26,468
2011	15.063527	14.393787	-4.45%	36,485
2010	13.307463	15.063527	13.20%	41,142
2009	10.581010	13.307463	25.77%	24,611
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.846777	9.733250	-10.27%	0
2017	9.340096	10.846777	16.13%	0
2016	9.250168	9.340096	0.97%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.050215	0.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.388079	20.339865	-4.90%	0
2017	20.431656	21.388079	4.68%	0
2016	18.252878	20.431656	11.94%	0
2015	19.114320	18.252878	-4.51%	0
2014	19.009644	19.114320	0.55%	0
2013	18.107101	19.009644	4.98%	0
2012	16.121321	18.107101	12.32%	0
2011	15.836568	16.121321	1.80%	0
2010	14.273771	15.836568	10.95%	0
2009	9.970928	14.273771	43.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.618259	15.476505	-6.87%	0
2017	13.584255	16.618259	22.33%	0
2016	12.201172	13.584255	11.34%	0
2015	12.594061	12.201172	-3.12%	0
2014	12.053878	12.594061	4.48%	0
2013	8.564913	12.053878	40.74%	2,757
2012	7.476887	8.564913	14.55%	3,119
2011	8.631396	7.476887	-13.38%	3,276
2010	7.629139	8.631396	13.14%	3,026
2009	5.086752	7.629139	49.98%	3,045

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.733263	16.364088	-7.72%	0
2017	15.279085	17.733263	16.06%	7
2016	14.151526	15.279085	7.97%	73
2015	14.493622	14.151526	-2.36%	1,461
2014	13.376068	14.493622	8.35%	15,196
2013	9.846058	13.376068	35.85%	65,451
2012	9.016009	9.846058	9.21%	108,894
2011	9.505383	9.016009	-5.15%	136,788
2010	7.845689	9.505383	21.15%	163,631
2009	6.095623	7.845689	28.71%	318,974
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.775950	12.929530	-12.50%	0
2017	12.578517	14.775950	17.47%	0
2016	11.837882	12.578517	6.26%	0
2015	12.288876	11.837882	-3.67%	0
2014	11.993938	12.288876	2.46%	0
2013	9.447642	11.993938	26.95%	0
2012	8.295902	9.447642	13.88%	2,904
2011	9.037008	8.295902	-8.20%	3,225
2010	8.017520	9.037008	12.72%	3,225
2009	6.329119	8.017520	26.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.467439	12.380298	-8.07%	9,286
2017	12.257304	13.467439	9.87%	20,091
2016	11.780796	12.257304	4.04%	22,568
2015	12.143745	11.780796	-2.99%	23,505
2014	11.874946	12.143745	2.26%	28,363
2013	10.562844	11.874946	12.42%	72,617
2012	9.700454	10.562844	8.89%	68,535
2011	10.027838	9.700454	-3.26%	86,006
2010	9.263244	10.027838	8.25%	90,281
2009	7.884632	9.263244	17.48%	26,139
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.307720	12.882537	-9.96%	0
2017	12.599919	14.307720	13.55%	0
2016	11.973166	12.599919	5.23%	0
2015	12.375742	11.973166	-3.25%	0
2014	12.055552	12.375742	2.66%	188,487
2013	10.140761	12.055552	18.88%	567,594
2012	9.101244	10.140761	11.42%	588,030
2011	9.613325	9.101244	-5.33%	603,637
2010	8.723627	9.613325	10.20%	708,760
2009	7.165610	8.723627	21.74%	268,363

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.920765	11.382568	-4.51%	6,536
2017	11.430372	11.920765	4.29%	7,154
2016	11.143052	11.430372	2.58%	7,775
2015	11.448690	11.143052	-2.67%	8,414
2014	11.299369	11.448690	1.32%	16,452
2013	10.982338	11.299369	2.89%	8,697
2012	10.419919	10.982338	5.40%	6,661
2011	10.478811	10.419919	-0.56%	0
2010	10.006663	10.478811	4.72%	0
2009	9.029915	10.006663	10.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.812087	10.768381	-8.84%	0
2017	10.496412	11.812087	12.53%	0
2016	10.141082	10.496412	3.50%	0
2015	10.806831	10.141082	-6.16%	0
2014	10.778167	10.806831	0.27%	0
2013*	10.000000	10.778167	7.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.129939	11.050914	-8.90%	0
2017	10.502021	12.129939	15.50%	0
2016	10.083850	10.502021	4.15%	0
2015	10.811680	10.083850	-6.73%	0
2014	10.916085	10.811680	-0.96%	0
2013*	10.000000	10.916085	9.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.924425	12.683946	-8.91%	72,288
2017	12.459980	13.924425	11.75%	77,652
2016	11.904805	12.459980	4.66%	87,916
2015	12.272399	11.904805	-3.00%	107,343
2014	11.969453	12.272399	2.53%	160,867
2013	10.362445	11.969453	15.51%	145,657
2012	9.405547	10.362445	10.17%	135,569
2011	9.821305	9.405547	-4.23%	151,944
2010	8.993867	9.821305	9.20%	344,793
2009	7.521865	8.993867	19.57%	20,234
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.518437	12.881014	-11.28%	0
2017	12.540346	14.518437	15.77%	18,252
2016	11.886699	12.540346	5.50%	58,973
2015	12.308708	11.886699	-3.43%	59,044
2014	12.005828	12.308708	2.52%	62,105
2013	9.852628	12.005828	21.85%	81,311
2012	8.769858	9.852628	12.35%	301,259
2011	9.382225	8.769858	-6.53%	317,957
2010	8.444619	9.382225	11.10%	302,380
2009	6.804125	8.444619	24.11%	28,011

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	13.004341	12.142053	-6.63%	0
2017	12.069112	13.004341	7.75%	0
2016	11.612009	12.069112	3.94%	0
2015	11.970472	11.612009	-2.99%	0
2014	11.729710	11.970472	2.05%	7,063
2013	10.754332	11.729710	9.07%	8,744
2012	9.967594	10.754332	7.89%	11,370
2011	10.192952	9.967594	-2.21%	5,601
2010	9.534297	10.192952	6.91%	6,096
2009	8.262967	9.534297	15.39%	6,497
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.066844	11.748880	-2.64%	0
2017	11.812447	12.066844	2.15%	50
2016	11.472487	11.812447	2.96%	52
2015	11.804603	11.472487	-2.81%	114
2014	11.501237	11.804603	2.64%	13,951
2013	11.985097	11.501237	-4.04%	57,954
2012	11.373008	11.985097	5.38%	63,632
2011	10.917498	11.373008	4.17%	63,083
2010	10.427791	10.917498	4.70%	85,719
2009	9.793750	10.427791	6.47%	159,075
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.864380	12.428841	-3.39%	0
2017	12.643252	12.864380	1.75%	0
2016	12.477752	12.643252	1.33%	0
2015	12.792070	12.477752	-2.46%	0
2014	12.439242	12.792070	2.84%	2,775
2013	12.952001	12.439242	-3.96%	6,321
2012	12.332403	12.952001	5.02%	6,115
2011	11.859763	12.332403	3.99%	8,259
2010	11.187800	11.859763	6.01%	8,992
2009	9.799538	11.187800	14.17%	3,338
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.685744	12.050689	-11.95%	0
2017	11.839602	13.685744	15.59%	0
2016	10.840003	11.839602	9.22%	0
2015	11.416257	10.840003	-5.05%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.710506	11.486975	-9.63%	0
2017	11.387414	12.710506	11.62%	0
2016	10.676966	11.387414	6.65%	0
2015	11.084585	10.676966	-3.68%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	28.049481	27.075736	-3.47%	546
2017	22.511913	28.049481	24.60%	1,618
2016	22.219702	22.511913	1.32%	1,901
2015	21.619027	22.219702	2.78%	930
2014	20.309979	21.619027	6.45%	4,374
2013	15.198751	20.309979	33.63%	20,488
2012	13.090219	15.198751	16.11%	36,146
2011	13.691636	13.090219	-4.39%	55,844
2010	12.867835	13.691636	6.40%	66,429
2009*	10.000000	12.867835	28.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	34.518414	27.866488	-19.27%	0
2017	24.927100	34.518414	38.48%	0
2016	23.652550	24.927100	5.39%	0
2015	28.798079	23.652550	-17.87%	0
2014	31.156320	28.798079	-7.57%	0
2013	31.640286	31.156320	-1.53%	0
2012	27.584275	31.640286	14.70%	0
2011	36.345122	27.584275	-24.10%	0
2010	31.978626	36.345122	13.65%	0
2009	19.997995	31.978626	59.91%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.866668	11.628436	-2.01%	0
2017	11.854920	11.866668	0.10%	96
2016	12.001029	11.854920	-1.22%	173
2015	12.253042	12.001029	-2.06%	1,700
2014	11.950681	12.253042	2.53%	18,201
2013	12.703573	11.950681	-5.93%	68,505
2012	12.572529	12.703573	1.04%	91,965
2011	11.954538	12.572529	5.17%	103,449
2010	11.635860	11.954538	2.74%	132,144
2009	11.556553	11.635860	0.69%	244,564
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.714877	8.662835	-0.60%	1,486
2017	8.850415	8.714877	-1.53%	1,645
2016	9.025259	8.850415	-1.94%	1,644
2015	9.204747	9.025259	-1.95%	1,661
2014	9.387808	9.204747	-1.95%	8,616
2013	9.574509	9.387808	-1.95%	23,854
2012	9.765449	9.574509	-1.96%	27,048
2011	9.959114	9.765449	-1.94%	32,886
2010	10.157162	9.959114	-1.95%	35,584
2009	10.354819	10.157162	-1.91%	37,863

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.978335	8.334556	-16.47%	0
2017	8.008003	9.978335	24.60%	0
2016	8.115402	8.008003	-1.32%	0
2015	8.552281	8.115402	-5.11%	0
2014	8.785622	8.552281	-2.66%	851
2013	7.621717	8.785622	15.27%	914
2012	6.746396	7.621717	12.97%	979
2011	7.644830	6.746396	-11.75%	1,036
2010	6.899575	7.644830	10.80%	1,006
2009	5.435866	6.899575	26.93%	1,071
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.809728	9.100608	-15.81%	0
2017	8.857738	10.809728	22.04%	0
2016	8.986409	8.857738	-1.43%	0
2015	9.294249	8.986409	-3.31%	0
2014	10.104360	9.294249	-8.02%	167
2013	8.515928	10.104360	18.65%	166
2012	7.347534	8.515928	15.90%	193
2011	8.598280	7.347534	-14.55%	197
2010	8.165074	8.598280	5.31%	173
2009	6.475014	8.165074	26.10%	167
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.832483	24.870450	-10.64%	0
2017	23.967273	27.832483	16.13%	40,177
2016	22.328548	23.967273	7.34%	66,056
2015	23.002243	22.328548	-2.93%	86,616
2014	22.345704	23.002243	2.94%	126,602
2013	17.909927	22.345704	24.77%	176,602
2012	15.760488	17.909927	13.64%	244,034
2011	16.731092	15.760488	-5.80%	345,168
2010	14.885937	16.731092	12.40%	380,969
2009	11.935003	14.885937	24.73%	424,559
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.639227	15.521865	-6.72%	14,644
2017	15.269557	16.639227	8.97%	17,558
2016	14.649101	15.269557	4.24%	18,613
2015	14.966448	14.649101	-2.12%	19,842
2014	14.594888	14.966448	2.55%	25,475
2013	13.123412	14.594888	11.21%	24,682
2012	12.236480	13.123412	7.25%	18,507
2011	12.369869	12.236480	-1.08%	10,791
2010	11.488255	12.369869	7.67%	10,476
2009*	10.000000	11.488255	14.88%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.830499	18.183629	-8.30%	0
2017	17.615153	19.830499	12.58%	0
2016	16.674050	17.615153	5.64%	0
2015	17.096610	16.674050	-2.47%	0
2014	16.572851	17.096610	3.16%	4,310
2013	14.144874	16.572851	17.17%	58,149
2012	12.852412	14.144874	10.06%	61,131
2011	13.231289	12.852412	-2.86%	64,371
2010	12.045182	13.231289	9.85%	64,377
2009*	10.000000	12.045182	20.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.897812	13.379613	-3.73%	11,652
2017	13.411307	13.897812	3.63%	12,399
2016	13.117976	13.411307	2.24%	13,387
2015	13.343536	13.117976	-1.69%	14,073
2014	13.099296	13.343536	1.86%	14,765
2013	12.744055	13.099296	2.79%	12,756
2012	12.358508	12.744055	3.12%	7,767
2011	12.244822	12.358508	0.93%	3,296
2010	11.793354	12.244822	3.83%	25,388
2009	11.026204	11.793354	6.96%	26,210
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.723551	10.847076	-7.48%	0
2017	10.484880	11.723551	11.81%	0
2016	10.115449	10.484880	3.65%	0
2015	10.662226	10.115449	-5.13%	0
2014	10.613630	10.662226	0.46%	0
2013*	10.000000	10.613630	6.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.091059	11.136286	-7.90%	0
2017	10.542483	12.091059	14.69%	0
2016	10.052806	10.542483	4.87%	0
2015	10.674947	10.052806	-5.83%	0
2014	10.701720	10.674947	-0.25%	0
2013*	10.000000	10.701720	7.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.876366	19.304470	-7.53%	106,275
2017	18.853199	20.876366	10.73%	110,967
2016	17.945268	18.853199	5.06%	118,115
2015	18.363639	17.945268	-2.28%	123,116
2014	17.806277	18.363639	3.13%	260,986
2013	15.571226	17.806277	14.35%	652,501
2012	14.332048	15.571226	8.65%	868,995
2011	14.622383	14.332048	-1.99%	1,261,210
2010	13.445621	14.622383	8.75%	1,713,825
2009	11.510438	13.445621	16.81%	1,867,261

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.948616	22.569455	-9.54%	4,199
2017	21.806289	24.948616	14.41%	4,531
2016	20.500037	21.806289	6.37%	11,486
2015	21.061472	20.500037	-2.67%	24,483
2014	20.465842	21.061472	2.91%	100,864
2013	17.056007	20.465842	19.99%	395,363
2012	15.291798	17.056007	11.54%	974,089
2011	15.934161	15.291798	-4.03%	1,354,561
2010	14.402396	15.934161	10.64%	1,455,786
2009	11.808455	14.402396	21.97%	1,571,605
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.325210	16.351622	-5.62%	22,840
2017	16.178521	17.325210	7.09%	24,580
2016	15.609193	16.178521	3.65%	26,255
2015	15.924497	15.609193	-1.98%	27,963
2014	15.506288	15.924497	2.70%	27,742
2013	14.312546	15.506288	8.34%	53,351
2012	13.511552	14.312546	5.93%	139,983
2011	13.501187	13.511552	0.08%	245,147
2010	12.688935	13.501187	6.40%	278,996
2009	11.296366	12.688935	12.33%	297,002
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.658249	10.878676	-6.69%	0
2017	10.114077	11.658249	15.27%	0
2016	9.502433	10.114077	6.44%	0
2015	9.914214	9.502433	-4.15%	0
2014*	10.000000	9.914214	-0.86%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.782034	12.208720	-4.49%	0
2017	10.711433	12.782034	19.33%	0
2016	9.926706	10.711433	7.91%	0
2015	10.109830	9.926706	-1.81%	0
2014*	10.000000	10.109830	1.10%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	41.212182	35.804190	-13.12%	0
2017	36.301282	41.212182	13.53%	442
2016	30.776705	36.301282	17.95%	506
2015	32.204971	30.776705	-4.43%	0
2014	30.017686	32.204971	7.29%	0
2013	23.010003	30.017686	30.45%	452
2012	19.977903	23.010003	15.18%	520
2011	20.906373	19.977903	-4.44%	3,172
2010	16.894982	20.906373	23.74%	2,843
2009	12.599854	16.894982	34.09%	7,125

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.895432	9.718020	-18.30%	0
2017	9.663559	11.895432	23.10%	16
2016	10.104996	9.663559	-4.37%	147
2015	10.373896	10.104996	-2.59%	2,747
2014	10.725252	10.373896	-3.28%	22,591
2013	9.034304	10.725252	18.72%	80,658
2012	7.976413	9.034304	13.26%	129,681
2011	9.000995	7.976413	-11.38%	163,255
2010	8.066282	9.000995	11.59%	177,243
2009	6.044248	8.066282	33.45%	290,766
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.790907	13.607837	-18.96%	604
2017	13.974626	16.790907	20.15%	633
2016	13.575542	13.974626	2.94%	771
2015	14.627548	13.575542	-7.19%	801
2014	16.516926	14.627548	-11.44%	3,227
2013	13.916018	16.516926	18.69%	0
2012	12.126122	13.916018	14.76%	0
2011	14.795477	12.126122	-18.04%	0
2010	14.249548	14.795477	3.83%	0
2009	11.221641	14.249548	26.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.836292	16.900612	-5.25%	0
2017	14.005235	17.836292	27.35%	7
2016	14.004290	14.005235	0.01%	43
2015	13.849379	14.004290	1.12%	737
2014	12.823434	13.849379	8.00%	6,753
2013	9.729903	12.823434	31.79%	27,378
2012	8.544698	9.729903	13.87%	47,175
2011	9.005380	8.544698	-5.12%	63,092
2010	7.961577	9.005380	13.11%	75,937
2009	6.277357	7.961577	26.83%	178,801
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.882643	13.734741	-13.52%	0
2017	14.163439	15.882643	12.14%	0
2016	12.447110	14.163439	13.79%	0
2015	13.146474	12.447110	-5.32%	0
2014	12.162131	13.146474	8.09%	212
2013	9.186203	12.162131	32.40%	238
2012	7.967675	9.186203	15.29%	1,673
2011	8.653032	7.967675	-7.92%	1,904
2010	7.827338	8.653032	10.55%	3,036
2009	6.265525	7.827338	24.93%	4,437

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.630562	16.066510	-8.87%	0
2017	14.099530	17.630562	25.04%	4
2016	13.558135	14.099530	3.99%	47
2015	13.875771	13.558135	-2.29%	898
2014	13.644232	13.875771	1.70%	11,299
2013	10.039569	13.644232	35.90%	43,400
2012	8.931698	10.039569	12.40%	69,535
2011	9.533309	8.931698	-6.31%	91,641
2010	7.687878	9.533309	24.00%	106,065
2009	6.188086	7.687878	24.24%	169,852
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.455517	17.416072	-14.86%	2,380
2017	18.325112	20.455517	11.63%	2,627
2016	15.892422	18.325112	15.31%	2,979
2015	16.690140	15.892422	-4.78%	4,407
2014	14.546263	16.690140	14.74%	13,224
2013	10.934308	14.546263	33.03%	37,878
2012	9.585454	10.934308	14.07%	67,358
2011	10.008039	9.585454	-4.22%	89,233
2010	8.531911	10.008039	17.30%	101,286
2009	6.669444	8.531911	27.93%	163,535
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.264414	24.533416	-10.02%	0
2017	22.307047	27.264414	22.22%	0
2016	21.052971	22.307047	5.96%	0
2015	21.358593	21.052971	-1.43%	0
2014	21.244174	21.358593	0.54%	458
2013	15.051287	21.244174	41.15%	433
2012	13.574086	15.051287	10.88%	2,565
2011	13.963762	13.574086	-2.79%	2,860
2010	11.383451	13.963762	22.67%	4,742
2009	9.128209	11.383451	24.71%	5,131
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	38.770960	31.501744	-18.75%	0
2017	36.357369	38.770960	6.64%	0
2016	29.517622	36.357369	23.17%	0
2015	32.125237	29.517622	-8.12%	0
2014	30.688022	32.125237	4.68%	409
2013	22.351848	30.688022	37.30%	388
2012	18.949634	22.351848	17.95%	438
2011	20.440477	18.949634	-7.29%	0
2010	16.482865	20.440477	24.01%	1,264
2009	13.356635	16.482865	23.41%	1,351

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.326525	31.043344	-14.54%	125
2017	32.727135	36.326525	11.00%	144
2016	27.236083	32.727135	20.16%	174
2015	28.314416	27.236083	-3.81%	199
2014	28.717928	28.314416	-1.41%	591
2013	20.838481	28.717928	37.81%	2,206
2012	18.445249	20.838481	12.97%	2,610
2011	19.970280	18.445249	-7.64%	3,348
2010	16.296331	19.970280	22.54%	3,345
2009	12.363666	16.296331	31.81%	3,605
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.600949	26.006962	-2.23%	0
2017	22.560885	26.600949	17.91%	5
2016	20.698736	22.560885	9.00%	50
2015	20.971602	20.698736	-1.30%	998
2014	19.128379	20.971602	9.64%	11,450
2013	14.915989	19.128379	28.24%	48,973
2012	13.362918	14.915989	11.62%	79,714
2011	13.576782	13.362918	-1.58%	101,662
2010	12.229463	13.576782	11.02%	120,578
2009	9.933923	12.229463	23.11%	220,089
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.721699	12.906811	-5.94%	0
2017	13.183858	13.721699	4.08%	0
2016	12.544898	13.183858	5.09%	0
2015	13.562081	12.544898	-7.50%	0
2014	10.755035	13.562081	26.10%	0
2013	10.680542	10.755035	0.70%	0
2012	9.424859	10.680542	13.32%	0
2011	9.055986	9.424859	4.07%	0
2010	7.114320	9.055986	27.29%	0
2009	5.559464	7.114320	27.97%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.595079	15.476759	-6.74%	0
2017	13.960961	16.595079	18.87%	0
2016	12.781249	13.960961	9.23%	0
2015	12.913677	12.781249	-1.03%	0
2014	11.647335	12.913677	10.87%	0
2013*	10.000000	11.647335	16.47%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.871129	9.756995	-1.16%	1,977
2017	9.910394	9.871129	-0.40%	5,563
2016	9.861228	9.910394	0.50%	5,490
2015	10.091776	9.861228	-2.28%	2,142
2014	10.241887	10.091776	-1.47%	7,716
2013	10.434583	10.241887	-1.85%	14,289
2012	10.280398	10.434583	1.50%	14,668
2011	10.349954	10.280398	-0.67%	16,008
2010	10.306389	10.349954	0.42%	16,696
2009	9.813634	10.306389	5.02%	23,585
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.876540	13.799493	-13.08%	2,875
2017	14.180420	15.876540	11.96%	3,715
2016	11.964520	14.180420	18.52%	4,402
2015	12.828800	11.964520	-6.74%	4,453
2014	12.514368	12.828800	2.51%	4,918
2013*	10.000000	12.514368	25.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.097531	13.305697	-17.34%	5,738
2017	13.377552	16.097531	20.33%	5,929
2016	13.492419	13.377552	-0.85%	6,989
2015	14.319716	13.492419	-5.78%	8,938
2014	15.899946	14.319716	-9.94%	22,277
2013	13.502774	15.899946	17.75%	56,086
2012	11.518399	13.502774	17.23%	93,467
2011	13.414082	11.518399	-14.13%	116,762
2010	12.864296	13.414082	4.27%	119,756
2009*	10.000000	12.864296	28.64%	221,950
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	15.344221	12.493110	-18.58%	0
2017	12.345018	15.344221	24.29%	0
2016	12.822706	12.345018	-3.73%	0
2015	12.880927	12.822706	-0.45%	0
2014	13.581808	12.880927	-5.16%	0
2013	11.755366	13.581808	15.54%	0
2012	10.119605	11.755366	16.16%	0
2011	11.772345	10.119605	-14.04%	0
2010	9.839945	11.772345	19.64%	0
2009	7.460825	9.839945	31.89%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	34.933127	32.001880	-8.39%	0
2017	28.600591	34.933127	22.14%	0
2016	28.002457	28.600591	2.14%	0
2015	28.278097	28.002457	-0.97%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.530418	9.438966	-0.96%	0
2017	9.633568	9.530418	-1.07%	125
2016	9.706292	9.633568	-0.75%	129
2015	9.881184	9.706292	-1.77%	193
2014	10.016598	9.881184	-1.35%	10,708
2013	10.153185	10.016598	-1.35%	48,885
2012	9.899724	10.153185	2.56%	58,066
2011	10.066997	9.899724	-1.66%	56,171
2010	9.751814	10.066997	3.23%	71,983
2009	8.776128	9.751814	11.12%	136,259
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	28.408292	26.256417	-7.57%	0
2017	24.463118	28.408292	16.13%	0
2016	22.708715	24.463118	7.73%	0
2015	23.268227	22.708715	-2.40%	0
2014	21.498966	23.268227	8.23%	0
2013	15.934428	21.498966	34.92%	994
2012	14.644211	15.934428	8.81%	1,346
2011	15.409556	14.644211	-4.97%	5,763
2010	12.792100	15.409556	20.46%	5,761
2009	9.926852	12.792100	28.86%	1,500
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.612542	31.935913	-15.09%	0
2017	28.138290	37.612542	33.67%	0
2016	28.741527	28.138290	-2.10%	0
2015	28.274821	28.741527	1.65%	0
2014	28.256219	28.274821	0.07%	0
2013	22.692867	28.256219	24.52%	0
2012	19.136033	22.692867	18.59%	0
2011	21.335250	19.136033	-10.31%	0
2010	18.806055	21.335250	13.45%	0
2009	13.763518	18.806055	36.64%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.310651	9.649632	-6.41%	0
2017	9.916521	10.310651	3.97%	0
2016	9.516953	9.916521	4.20%	0
2015	9.954297	9.516953	-4.39%	0
2014	9.905471	9.954297	0.49%	0
2013	10.139690	9.905471	-2.31%	0
2012*	10.000000	10.139690	1.40%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.754339	8.481938	-21.13%	0
2017	8.673756	10.754339	23.99%	0
2016	9.092687	8.673756	-4.61%	0
2015	8.994189	9.092687	1.10%	0
2014*	10.000000	8.994189	-10.06%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	28.095282	25.313892	-9.90%	0
2017	24.565657	28.095282	14.37%	4
2016	22.509595	24.565657	9.13%	51
2015	22.265508	22.509595	1.10%	1,034
2014	20.569009	22.265508	8.25%	11,971
2013	15.960199	20.569009	28.88%	46,969
2012	13.959700	15.960199	14.33%	72,834
2011	14.281674	13.959700	-2.25%	97,828
2010	12.575351	14.281674	13.57%	120,101
2009	10.020365	12.575351	25.50%	204,004
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	40.048651	35.125271	-12.29%	0
2017	35.855165	40.048651	11.70%	0
2016	31.074615	35.855165	15.38%	0
2015	33.749328	31.074615	-7.93%	0
2014	30.827666	33.749328	9.48%	54
2013	22.357865	30.827666	37.88%	185
2012	19.379189	22.357865	15.37%	226
2011	20.246317	19.379189	-4.28%	262
2010	16.779833	20.246317	20.66%	260
2009	12.502392	16.779833	34.21%	270
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.207615	10.389346	-7.30%	0
2017	10.081144	11.207615	11.17%	0
2016	9.105932	10.081144	10.71%	0
2015	10.226711	9.105932	-10.96%	0
2014	10.382876	10.226711	-1.50%	0
2013	10.577812	10.382876	-1.84%	0
2012*	10.000000	10.577812	5.78%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.367293	9.673586	-6.69%	0
2017	9.630977	10.367293	7.65%	0
2016	8.675662	9.630977	11.01%	0
2015	9.062546	8.675662	-4.27%	0
2014	9.114752	9.062546	-0.57%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.436860	10.755888	-5.95%	0
2017	10.532998	11.436860	8.58%	0
2016	10.438810	10.532998	0.90%	0
2015	11.469395	10.438810	-8.99%	0
2014	11.662394	11.469395	-1.65%	0
2013	12.730338	11.662394	-8.39%	0
2012	12.338602	12.730338	3.17%	0
2011	11.606488	12.338602	6.31%	0
2010	10.822960	11.606488	7.24%	0
2009*	10.000000	10.822960	8.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.811841	10.624998	-1.73%	14,833
2017	10.889914	10.811841	-0.72%	15,196
2016	10.962826	10.889914	-0.67%	14,960
2015	11.157555	10.962826	-1.75%	15,888
2014	11.294935	11.157555	-1.22%	26,249
2013	11.546390	11.294935	-2.18%	38,168
2012	11.136275	11.546390	3.68%	47,969
2011	11.243820	11.136275	-0.96%	53,008
2010	10.902078	11.243820	3.13%	64,300
2009*	10.000000	10.902078	9.02%	93,178
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.101951	10.045222	-0.56%	0
2017	10.070171	10.101951	0.32%	0
2016*	10.000000	10.070171	0.70%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.668095	10.392520	-2.58%	0
2017	10.379677	10.668095	2.78%	0
2016	10.318944	10.379677	0.59%	0
2015	10.488961	10.318944	-1.62%	0
2014	10.269571	10.488961	2.14%	496
2013	10.693354	10.269571	-3.96%	485
2012	9.960299	10.693354	7.36%	410
2011*	10.000000	9.960299	-0.40%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.215011	10.061721	-10.28%	0
2017*	10.000000	11.215011	12.15%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.234126	13.283391	0.37%	0
2017	10.310233	13.234126	28.36%	0
2016*	10.000000	10.310233	3.10%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.880416	15.765047	-20.70%	0
2017	16.017126	19.880416	24.12%	0
2016	16.745650	16.017126	-4.35%	0
2015	17.054831	16.745650	-1.81%	0
2014	18.658719	17.054831	-8.60%	0
2013	14.858667	18.658719	25.57%	0
2012	12.430523	14.858667	19.53%	0
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.400505	33.026162	-1.12%	0
2017	26.756409	33.400505	24.83%	0
2016	30.562098	26.756409	-12.45%	0
2015	27.713887	30.562098	10.28%	0
2014	21.539315	27.713887	28.67%	0
2013	14.595017	21.539315	47.58%	0
2012	11.363302	14.595017	28.44%	0
2011	10.498469	11.363302	8.24%	0
2010*	10.000000	10.498469	4.98%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.219996	5.066467	-29.83%	0
2017	7.511242	7.219996	-3.88%	0
2016	5.341347	7.511242	40.62%	0
2015	8.207733	5.341347	-34.92%	0
2014	10.379231	8.207733	-20.92%	0
2013	9.597551	10.379231	8.14%	0
2012*	10.000000	9.597551	-4.02%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.385177	5.192885	-29.69%	0
2017	7.661741	7.385177	-3.61%	0
2016	5.437103	7.661741	40.92%	0
2015	8.332372	5.437103	-34.75%	0
2014	10.505179	8.332372	-20.68%	0
2013	9.693042	10.505179	8.38%	0
2012*	10.000000	9.693042	-3.07%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	23.246628	19.758929	-15.00%	0
2017	18.747588	23.246628	24.00%	0
2016	18.402530	18.747588	1.88%	0
2015	19.371774	18.402530	-5.00%	0
2014	17.928420	19.371774	8.05%	0
2013	13.652672	17.928420	31.32%	0
2012	11.975345	13.652672	14.01%	0
2011	13.107980	11.975345	-8.64%	0
2010	11.899561	13.107980	10.16%	1,891
2009	9.551461	11.899561	24.58%	1,891
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	19.298078	18.370211	-4.81%	0
2017	17.533179	19.298078	10.07%	0
2016	16.607020	17.533179	5.58%	0
2015	16.728372	16.607020	-0.73%	0
2014	14.451359	16.728372	15.76%	0
2013	12.320144	14.451359	17.30%	0
2012	11.116725	12.320144	10.83%	0
2011	10.646831	11.116725	4.41%	0
2010	9.584665	10.646831	11.08%	0
2009	8.466755	9.584665	13.20%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	24.823374	24.403754	-1.69%	0
2017	18.808354	24.823374	31.98%	0
2016	19.082443	18.808354	-1.44%	0
2015	19.203870	19.082443	-0.63%	0
2014	18.857092	19.203870	1.84%	0
2013	13.748729	18.857092	37.16%	0
2012	11.647721	13.748729	18.04%	0
2011	12.575774	11.647721	-7.38%	0
2010*	10.000000	12.575774	25.76%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.726058	27.538097	-0.68%	0
2017	22.466353	27.726058	23.41%	0
2016	21.264601	22.466353	5.65%	0
2015	22.331284	21.264601	-4.78%	0
2014	23.211348	22.331284	-3.79%	326
2013	15.757536	23.211348	47.30%	725
2012	14.898983	15.757536	5.76%	1,507
2011	15.926844	14.898983	-6.45%	1,311
2010	12.812951	15.926844	24.30%	1,173
2009	8.560950	12.812951	49.67%	518

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.429435	11.284571	-9.21%	0
2017	11.093419	12.429435	12.04%	0
2016	10.950581	11.093419	1.30%	0
2015	11.321262	10.950581	-3.27%	0
2014	11.085940	11.321262	2.12%	0
2013	10.106163	11.085940	9.69%	0
2012*	10.000000	10.106163	1.06%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	28.813859	26.584051	-7.74%	0
2017	24.789826	28.813859	16.23%	0
2016	22.773229	24.789826	8.86%	0
2015	22.911130	22.773229	-0.60%	0
2014	21.391357	22.911130	7.10%	0
2013	16.217588	21.391357	31.90%	0
2012	14.115211	16.217588	14.89%	0
2011	13.578408	14.115211	3.95%	0
2010	12.283222	13.578408	10.54%	0
2009	10.414647	12.283222	17.94%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.622428	-23.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	40.842478	33.899403	-17.00%	0
2017	36.928221	40.842478	10.60%	0
2016	30.193849	36.928221	22.30%	0
2015	32.670414	30.193849	-7.58%	5
2014	30.599720	32.670414	6.77%	5
2013	22.685955	30.599720	34.88%	5
2012	19.540947	22.685955	16.09%	7
2011	21.820428	19.540947	-10.45%	3,276
2010	17.588597	21.820428	24.06%	3,834
2009	12.580856	17.588597	39.80%	925
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.730673	12.123040	-4.77%	1,960
2017	12.529707	12.730673	1.60%	1,948
2016	12.247367	12.529707	2.31%	2,367
2015	12.813619	12.247367	-4.42%	2,454
2014	12.657454	12.813619	1.23%	2,502
2013	14.112464	12.657454	-10.31%	4,832
2012	13.410674	14.112464	5.23%	4,321
2011	12.245336	13.410674	9.52%	21,269
2010	11.886696	12.245336	3.02%	28,465
2009	11.005130	11.886696	8.01%	7,256

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	27.749451	25.235271	-9.06%	0
2017	23.536664	27.749451	17.90%	0
2016	21.215282	23.536664	10.94%	0
2015	23.017611	21.215282	-7.83%	0
2014	20.908928	23.017611	10.09%	0
2013	15.747635	20.908928	32.78%	0
2012	14.039930	15.747635	12.16%	0
2011	13.927941	14.039930	0.80%	0
2010	12.481902	13.927941	11.59%	0
2009	10.814518	12.481902	15.42%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	28.052720	23.925278	-14.71%	707
2017	25.678797	28.052720	9.24%	748
2016	21.350886	25.678797	20.27%	820
2015	22.136312	21.350886	-3.55%	959
2014	19.432451	22.136312	13.91%	1,031
2013	15.264684	19.432451	27.30%	1,382
2012	13.402114	15.264684	13.90%	1,641
2011	13.791333	13.402114	-2.82%	2,534
2010	11.828022	13.791333	16.60%	1,504
2009	9.298292	11.828022	27.21%	2,480
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.647888	10.132401	-4.84%	0
2017	10.146381	10.647888	4.94%	0
2016	9.176544	10.146381	10.57%	0
2015*	10.000000	9.176544	-8.23%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.901784	9.632675	-2.72%	0
2017	9.789438	9.901784	1.15%	0
2016	9.748940	9.789438	0.42%	0
2015*	10.000000	9.748940	-2.51%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.623683	11.452398	-9.28%	0
2017	11.057149	12.623683	14.17%	0
2016	9.721023	11.057149	13.74%	0
2015*	10.000000	9.721023	-2.79%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.204024	14.674730	-9.44%	0
2017	14.540489	16.204024	11.44%	0
2016	14.292562	14.540489	1.73%	0
2015	14.731757	14.292562	-2.98%	0
2014	14.747464	14.731757	-0.11%	0
2013	13.152347	14.747464	12.13%	0
2012	12.204946	13.152347	7.76%	0
2011	12.923966	12.204946	-5.56%	0
2010	12.014804	12.923966	7.57%	0
2009*	10.000000	12.014804	20.15%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.159257	9.556868	-5.93%	0
2017*	10.000000	10.159257	1.59%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.256998	13.230741	-18.62%	0
2017	14.842606	16.256998	9.53%	0
2016	11.553198	14.842606	28.47%	0
2015	12.603502	11.553198	-8.33%	0
2014	12.176596	12.603502	3.51%	0
2013*	10.000000	12.176596	21.77%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.180011	10.889056	-17.38%	0
2017	11.689956	13.180011	12.75%	0
2016	10.353854	11.689956	12.90%	0
2015	10.837883	10.353854	-4.47%	0
2014*	10.000000	10.837883	8.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	41.903939	37.375521	-10.81%	470
2017	38.038576	41.903939	10.16%	597
2016	30.870456	38.038576	23.22%	787
2015	32.251852	30.870456	-4.28%	929
2014	31.306695	32.251852	3.02%	1,051
2013	22.702082	31.306695	37.90%	1,390
2012	20.015618	22.702082	13.42%	2,757
2011	20.308990	20.015618	-1.44%	4,447
2010	16.469490	20.308990	23.31%	5,578
2009	13.441686	16.469490	22.53%	1,358

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.970971	27.942438	-6.77%	857
2017	25.229041	29.970971	18.80%	999
2016	23.099606	25.229041	9.22%	1,127
2015	23.368092	23.099606	-1.15%	1,263
2014	21.082293	23.368092	10.84%	1,347
2013	16.333683	21.082293	29.07%	1,558
2012	14.434186	16.333683	13.16%	2,056
2011	14.493289	14.434186	-0.41%	5,093
2010	12.911867	14.493289	12.25%	1,945
2009	10.452937	12.911867	23.52%	4,764
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.404696	24.035824	-8.97%	0
2017	21.212475	26.404696	24.48%	0
2016	20.109095	21.212475	5.49%	0
2015	21.091894	20.109095	-4.66%	0
2014	19.960095	21.091894	5.67%	0
2013	16.856739	19.960095	18.41%	235
2012	15.618215	16.856739	7.93%	254
2011	14.655453	15.618215	6.57%	1,359
2010	12.998709	14.655453	12.75%	2,838
2009	10.851741	12.998709	19.78%	1,057
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	25.034508	19.799309	-20.91%	0
2017	20.538424	25.034508	21.89%	0
2016	17.943753	20.538424	14.46%	0
2015	18.783773	17.943753	-4.47%	0
2014	18.917165	18.783773	-0.71%	0
2013	13.023261	18.917165	45.26%	0
2012	11.052653	13.023261	17.83%	0
2011	13.122763	11.052653	-15.77%	0
2010	10.235941	13.122763	28.20%	0
2009	8.305143	10.235941	23.25%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.376444	10.159049	-2.10%	0
2017	10.235288	10.376444	1.38%	0
2016	9.586053	10.235288	6.77%	0
2015	9.879704	9.586053	-2.97%	0
2014	10.023973	9.879704	-1.44%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.030370	-9.70%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.123973	12.759311	-2.78%	0
2017	12.907117	13.123973	1.68%	0
2016	12.720535	12.907117	1.47%	0
2015	13.037433	12.720535	-2.43%	0
2014	12.852027	13.037433	1.44%	0
2013	13.016625	12.852027	-1.26%	0
2012	12.136459	13.016625	7.25%	0
2011	12.141791	12.136459	-0.04%	407
2010	11.441913	12.141791	6.12%	430
2009	9.716829	11.441913	17.75%	2,514
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.205835	-17.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	16.044753	15.052050	-6.19%	0
2017	14.513895	16.044753	10.55%	0
2016	14.073210	14.513895	3.13%	0
2015	14.437002	14.073210	-2.52%	0
2014	14.136329	14.437002	2.13%	0
2013	12.743149	14.136329	10.93%	0
2012	11.653935	12.743149	9.35%	0
2011	11.942285	11.653935	-2.41%	0
2010	10.827476	11.942285	10.30%	94,629
2009	8.913255	10.827476	21.48%	100,938
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.252372	15.877875	-7.97%	0
2017	15.141326	17.252372	13.94%	0
2016	14.602141	15.141326	3.69%	1,479
2015	14.968878	14.602141	-2.45%	1,481
2014	14.603300	14.968878	2.50%	1,483
2013	12.886464	14.603300	13.32%	1,485
2012	11.629948	12.886464	10.80%	13,924
2011	12.015974	11.629948	-3.21%	74,725
2010	10.724355	12.015974	12.04%	89,894
2009	8.512922	10.724355	25.98%	86,385
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.777519	16.917783	-9.90%	1,092
2017	15.874465	18.777519	18.29%	1,402
2016	15.226975	15.874465	4.25%	4,349
2015	15.620484	15.226975	-2.52%	5,120
2014	15.217470	15.620484	2.65%	6,242
2013	12.789803	15.217470	18.98%	0
2012	11.331155	12.789803	12.87%	0
2011	11.898578	11.331155	-4.77%	1,615
2010	10.476459	11.898578	13.57%	1,622
2009	8.149378	10.476459	28.56%	6,285

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.819691	11.067605	-6.36%	0
2017	10.386296	11.819691	13.80%	0
2016*	10.000000	10.386296	3.86%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.760382	11.618281	-26.28%	0
2017	16.540153	15.760382	-4.71%	0
2016	12.641213	16.540153	30.84%	0
2015	16.277112	12.641213	-22.34%	0
2014	19.040356	16.277112	-14.51%	0
2013	15.650026	19.040356	21.66%	0
2012	15.248274	15.650026	2.63%	0
2011	16.412262	15.248274	-7.09%	0
2010	14.054514	16.412262	16.78%	0
2009	9.718154	14.054514	44.62%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.977235	23.281508	-10.38%	1,188
2017	23.529291	25.977235	10.40%	1,274
2016	20.396102	23.529291	15.36%	1,803
2015	21.733564	20.396102	-6.15%	2,021
2014	20.443580	21.733564	6.31%	2,009
2013	16.319340	20.443580	25.27%	2,253
2012	14.226743	16.319340	14.71%	2,752
2011	14.422051	14.226743	-1.35%	14,764
2010	12.805864	14.422051	12.62%	20,546
2009	10.060711	12.805864	27.29%	10,040
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.810751	11.399115	-11.02%	0
2017	11.209326	12.810751	14.29%	0
2016*	10.000000	11.209326	12.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.894091	31.117489	-2.43%	0
2017	24.138587	31.894091	32.13%	0
2016	24.495145	24.138587	-1.46%	166
2015	23.380750	24.495145	4.77%	168
2014	21.491087	23.380750	8.79%	176
2013	16.124534	21.491087	33.28%	333
2012	14.382815	16.124534	12.11%	375
2011	14.680492	14.382815	-2.03%	6,561
2010	12.093964	14.680492	21.39%	7,818
2009	9.643854	12.093964	25.41%	3,537

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.433386	13.059648	-2.78%	13,191
2017	13.180598	13.433386	1.92%	14,183
2016	12.872430	13.180598	2.39%	14,266
2015	13.247709	12.872430	-2.83%	15,895
2014	12.799039	13.247709	3.51%	17,891
2013	13.336017	12.799039	-4.03%	23,633
2012	12.886699	13.336017	3.49%	29,546
2011	12.284691	12.886699	4.90%	268,830
2010	11.655600	12.284691	5.40%	704,041
2009	10.300077	11.655600	13.16%	1,036,660
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	43.475075	36.307181	-16.49%	518
2017	36.801640	43.475075	18.13%	574
2016	33.550316	36.801640	9.69%	653
2015	34.801933	33.550316	-3.60%	706
2014	33.492090	34.801933	3.91%	762
2013	25.152950	33.492090	33.15%	820
2012	22.404753	25.152950	12.27%	840
2011	25.644353	22.404753	-12.63%	6,110
2010	20.352237	25.644353	26.00%	8,994
2009	14.860226	20.352237	36.96%	10,922
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.835075	20.671191	-16.77%	398
2017	19.494328	24.835075	27.40%	410
2016	20.997299	19.494328	-7.16%	462
2015	20.742119	20.997299	1.23%	474
2014	23.080486	20.742119	-10.13%	0
2013	18.093151	23.080486	27.56%	0
2012	15.337628	18.093151	17.97%	0
2011	18.933315	15.337628	-18.99%	0
2010	17.122640	18.933315	10.57%	0
2009	13.842568	17.122640	23.70%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.038159	11.034557	-8.34%	0
2017	11.836697	12.038159	1.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	34.772725	28.110869	-19.16%	0
2017	29.793888	34.772725	16.71%	0
2016	27.820724	29.793888	7.09%	0
2015	29.324137	27.820724	-5.13%	0
2014	28.092908	29.324137	4.38%	0
2013	22.019527	28.092908	27.58%	0
2012	17.683812	22.019527	24.52%	0
2011	19.836895	17.683812	-10.85%	34
2010	16.021586	19.836895	23.81%	34
2009	10.403005	16.021586	54.01%	34

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.511207	11.961986	-11.47%	0
2017	12.311382	13.511207	9.75%	0
2016	11.099003	12.311382	10.92%	0
2015	12.075865	11.099003	-8.09%	0
2014	11.981099	12.075865	0.79%	0
2013	9.877544	11.981099	21.30%	0
2012	8.739564	9.877544	13.02%	0
2011	9.057230	8.739564	-3.51%	0
2010	8.382437	9.057230	8.05%	0
2009	6.566886	8.382437	27.65%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.790961	14.807394	-6.23%	0
2017	14.691182	15.790961	7.49%	0
2016	13.146530	14.691182	11.75%	0
2015	14.433032	13.146530	-8.91%	0
2014	14.077774	14.433032	2.52%	0
2013	12.607377	14.077774	11.66%	0
2012	11.420312	12.607377	10.39%	0
2011	11.381495	11.420312	0.34%	248
2010	10.307392	11.381495	10.42%	1,792
2009	7.756633	10.307392	32.88%	2,150
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	30.118592	28.015011	-6.98%	0
2017	25.490748	30.118592	18.15%	0
2016	22.413766	25.490748	13.73%	0
2015	23.737143	22.413766	-5.58%	0
2014	22.278240	23.737143	6.55%	0
2013	17.528600	22.278240	27.10%	45
2012	15.976137	17.528600	9.72%	619
2011	15.378887	15.976137	3.88%	5,157
2010	13.007255	15.378887	18.23%	10,482
2009	11.310939	13.007255	15.00%	17,162
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	38.377835	32.763362	-14.63%	1,532
2017	35.389190	38.377835	8.45%	1,700
2016	27.736252	35.389190	27.59%	1,843
2015	30.559886	27.736252	-9.24%	2,226
2014	31.006643	30.559886	-1.44%	2,458
2013	23.223340	31.006643	33.52%	3,230
2012	20.017536	23.223340	16.01%	5,719
2011	21.223345	20.017536	-5.68%	54,604
2010	16.889459	21.223345	25.66%	132,784
2009	13.343704	16.889459	26.57%	201,523

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.608387	9.578126	-17.49%	0
2017	8.435665	11.608387	37.61%	0
2016	7.328975	8.435665	15.10%	0
2015	9.302213	7.328975	-21.21%	0
2014*	10.000000	9.302213	-6.98%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.617235	18.739888	-17.14%	0
2017	19.776154	22.617235	14.37%	0
2016	18.827701	19.776154	5.04%	0
2015	20.546087	18.827701	-8.36%	0
2014	23.591756	20.546087	-12.91%	0
2013	19.576195	23.591756	20.51%	0
2012	16.895976	19.576195	15.86%	0
2011	19.291957	16.895976	-12.42%	0
2010	18.158811	19.291957	6.24%	0
2009	13.520894	18.158811	34.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.155821	9.145540	-0.11%	0
2017	9.165653	9.155821	-0.11%	0
2016	9.085217	9.165653	0.89%	0
2015	9.687708	9.085217	-6.22%	0
2014	9.707479	9.687708	-0.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.069031	11.313530	-6.26%	0
2017	10.887125	12.069031	10.86%	0
2016	10.646874	10.887125	2.26%	0
2015	11.535221	10.646874	-7.70%	0
2014	11.323851	11.535221	1.87%	0
2013	10.174559	11.323851	11.30%	0
2012*	10.000000	10.174559	1.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.361117	-6.39%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	10.004560	9.305889	-6.98%	0
2017	9.846341	10.004560	1.61%	0
2016	10.095561	9.846341	-2.47%	0
2015	10.114593	10.095561	-0.19%	0
2014	9.861505	10.114593	2.57%	0
2013*	10.000000	9.861505	-1.38%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.813476	16.776080	-5.82%	0
2017	14.308613	17.813476	24.49%	0
2016	14.311170	14.308613	-0.02%	0
2015	13.941028	14.311170	2.66%	0
2014	13.151264	13.941028	6.01%	0
2013	9.599394	13.151264	37.00%	0
2012*	10.000000	9.599394	-4.01%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.891438	12.899256	-13.38%	0
2017	13.252515	14.891438	12.37%	0
2016	11.949361	13.252515	10.91%	0
2015	12.738549	11.949361	-6.20%	0
2014	12.478245	12.738549	2.09%	0
2013	9.911560	12.478245	25.90%	0
2012*	10.000000	9.911560	-0.88%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	16.001249	14.758302	-7.77%	0
2017	13.367066	16.001249	19.71%	0
2016	13.561506	13.367066	-1.43%	299
2015	13.695620	13.561506	-0.98%	294
2014	12.976990	13.695620	5.54%	313
2013	9.693522	12.976990	33.87%	316
2012*	10.000000	9.693522	-3.06%	343
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.114357	14.004804	-7.34%	0
2017	13.039207	15.114357	15.91%	0
2016	13.655295	13.039207	-4.51%	0
2015	15.202990	13.655295	-10.18%	0
2014	16.375548	15.202990	-7.16%	0
2013	13.353591	16.375548	22.63%	0
2012	11.434104	13.353591	16.79%	0
2011	12.573051	11.434104	-9.06%	0
2010	11.805310	12.573051	6.50%	0
2009*	10.000000	11.805310	18.05%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.697952	12.179463	-4.08%	0
2017	12.145221	12.697952	4.55%	0
2016	10.665878	12.145221	13.87%	0
2015	11.640813	10.665878	-8.38%	0
2014	11.656352	11.640813	-0.13%	0
2013	10.764030	11.656352	8.29%	0
2012*	10.000000	10.764030	7.64%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.109186	15.775967	-2.07%	0
2017	12.953034	16.109186	24.37%	0
2016	12.454962	12.953034	4.00%	0
2015	13.488862	12.454962	-7.66%	0
2014	12.760017	13.488862	5.71%	0
2013	10.020404	12.760017	27.34%	0
2012*	10.000000	10.020404	0.20%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	25.817626	25.407545	-1.59%	0
2017	22.298951	25.817626	15.78%	0
2016	21.809784	22.298951	2.24%	0
2015	22.163913	21.809784	-1.60%	0
2014	20.894818	22.163913	6.07%	0
2013	17.796857	20.894818	17.41%	0
2012	16.018436	17.796857	11.10%	0
2011	16.126109	16.018436	-0.67%	0
2010	15.219304	16.126109	5.96%	219
2009	12.366211	15.219304	23.07%	291
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.883461	9.560129	-3.27%	1,338
2017	9.757441	9.883461	1.29%	1,265
2016	9.739634	9.757441	0.18%	0
2015*	10.000000	9.739634	-2.60%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.917987	38.790693	-0.33%	99
2017	30.546790	38.917987	27.40%	122
2016	30.574576	30.546790	-0.09%	142
2015	27.871410	30.574576	9.70%	152
2014	26.219945	27.871410	6.30%	182
2013	20.441302	26.219945	28.27%	198
2012	16.841270	20.441302	21.38%	0
2011	18.466169	16.841270	-8.80%	353
2010	17.696209	18.466169	4.35%	1,283
2009	12.366694	17.696209	43.10%	2,755
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.905422	22.648750	-1.12%	0
2017	16.127631	22.905422	42.03%	0
2016	14.453724	16.127631	11.58%	0
2015	14.093946	14.453724	2.55%	0
2014	13.152135	14.093946	7.16%	0
2013	9.912337	13.152135	32.68%	0
2012*	10.000000	9.912337	-0.88%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	29.078340	24.180359	-16.84%	0
2017	22.682524	29.078340	28.20%	0
2016	24.808265	22.682524	-8.57%	0
2015	27.758883	24.808265	-10.63%	0
2014	32.225426	27.758883	-13.86%	0
2013	28.773624	32.225426	12.00%	0
2012	25.942858	28.773624	10.91%	0
2011	39.123862	25.942858	-33.69%	0
2010	31.932648	39.123862	22.52%	0
2009	18.196107	31.932648	75.49%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.636132	8.488085	-20.20%	0
2017	8.489993	10.636132	25.28%	0
2016	7.172301	8.489993	18.37%	0
2015	9.154931	7.172301	-21.66%	0
2014	9.796088	9.154931	-6.55%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.105403	9.800552	-3.02%	1,016
2017	9.927480	10.105403	1.79%	964
2016*	10.000000	9.927480	-0.73%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.169310	15.571951	-3.69%	0
2017	13.059430	16.169310	23.81%	0
2016	12.247576	13.059430	6.63%	0
2015	12.771610	12.247576	-4.10%	0
2014	14.088176	12.771610	-9.35%	0
2013	10.179611	14.088176	38.40%	0
2012*	10.000000	10.179611	1.80%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.567039	28.606833	-12.16%	4,856
2017	28.317038	32.567039	15.01%	5,297
2016	25.394899	28.317038	11.51%	5,693
2015	26.157500	25.394899	-2.92%	6,554
2014	24.220258	26.157500	8.00%	7,263
2013	18.226412	24.220258	32.89%	10,179
2012	16.050085	18.226412	13.56%	17,715
2011	16.453716	16.050085	-2.45%	174,730
2010	15.096050	16.453716	8.99%	404,729
2009	12.579805	15.096050	20.00%	458,928

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.117508	16.911259	-11.54%	222
2017	15.381252	19.117508	24.29%	223
2016	15.113680	15.381252	1.77%	0
2015	14.505331	15.113680	4.19%	0
2014	14.635577	14.505331	-0.89%	0
2013	11.700669	14.635577	25.08%	0
2012	10.299191	11.700669	13.61%	0
2011	10.699132	10.299191	-3.74%	1,022
2010*	10.000000	10.699132	6.99%	2,857
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.614613	12.432075	-1.45%	0
2017	10.047705	12.614613	25.55%	0
2016	9.686323	10.047705	3.73%	0
2015*	10.000000	9.686323	-3.14%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.822670	12.450402	-2.90%	0
2017	12.355315	12.822670	3.78%	0
2016	11.908896	12.355315	3.75%	0
2015	12.253926	11.908896	-2.82%	0
2014	11.624547	12.253926	5.41%	0
2013	11.931003	11.624547	-2.57%	0
2012	11.150052	11.931003	7.00%	0
2011	10.793736	11.150052	3.30%	327
2010	10.307072	10.793736	4.72%	886
2009	9.615416	10.307072	7.19%	1,555
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.615977	21.510808	-8.91%	0
2017	21.988829	23.615977	7.40%	0
2016	20.289521	21.988829	8.38%	0
2015	20.949877	20.289521	-3.15%	0
2014	20.776917	20.949877	0.83%	0
2013	23.235634	20.776917	-10.58%	0
2012	20.115123	23.235634	15.51%	0
2011	19.202574	20.115123	4.75%	0
2010	17.854970	19.202574	7.55%	0
2009	14.002597	17.854970	27.51%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.174484	9.183280	-9.74%	0
2017	9.224384	10.174484	10.30%	0
2016	8.186750	9.224384	12.67%	0
2015*	10.000000	8.186750	-18.13%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.611963	16.927855	-9.05%	0
2017	16.159674	18.611963	15.18%	0
2016	14.853992	16.159674	8.79%	238
2015	16.327400	14.853992	-9.02%	229
2014	17.011796	16.327400	-4.02%	230
2013	13.158540	17.011796	29.28%	214
2012	10.950060	13.158540	20.17%	230
2011	11.275788	10.950060	-2.89%	251
2010*	10.000000	11.275788	12.76%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.400856	22.532742	-11.29%	120
2017	23.900966	25.400856	6.28%	129
2016	20.286872	23.900966	17.81%	137
2015	21.663188	20.286872	-6.35%	157
2014	19.571224	21.663188	10.69%	158
2013	15.166777	19.571224	29.04%	230
2012	13.523452	15.166777	12.15%	315
2011	13.732077	13.523452	-1.52%	9,634
2010	12.383510	13.732077	10.89%	19,308
2009*	10.000000	12.383510	23.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.560184	15.419156	-6.89%	47,345
2017	14.592513	16.560184	13.48%	50,118
2016	13.660106	14.592513	6.83%	51,553
2015	13.803048	13.660106	-1.04%	55,749
2014	13.415262	13.803048	2.89%	55,708
2013	11.103511	13.415262	20.82%	65,139
2012	9.791710	11.103511	13.40%	83,872
2011	9.899139	9.791710	-1.09%	184,865
2010	9.017389	9.899139	9.78%	242,300
2009	7.455703	9.017389	20.95%	254,983
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	11.021538	10.683982	-3.06%	73,387
2017	10.895891	11.021538	1.15%	73,546
2016	10.830583	10.895891	0.60%	66,729
2015	11.077207	10.830583	-2.23%	70,206
2014	10.767219	11.077207	2.88%	67,610
2013	11.277224	10.767219	-4.52%	77,389
2012	10.963430	11.277224	2.86%	79,130
2011	10.580908	10.963430	3.62%	166,298
2010	10.186610	10.580908	3.87%	136,345
2009	9.268369	10.186610	9.91%	118,252

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.211474	17.051206	-11.24%	0
2017	14.967326	19.211474	28.36%	0
2016	15.243379	14.967326	-1.81%	88
2015	14.599258	15.243379	4.41%	102
2014	14.628691	14.599258	-0.20%	106
2013	11.603661	14.628691	26.07%	110
2012	9.698831	11.603661	19.64%	133
2011	10.912299	9.698831	-11.12%	1,698
2010	10.004291	10.912299	9.08%	6,037
2009	7.209163	10.004291	38.77%	3,731
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.493829	18.976362	-2.65%	1,253
2017	15.564017	19.493829	25.25%	1,532
2016	14.560960	15.564017	6.89%	2,146
2015	13.960842	14.560960	4.30%	2,407
2014	13.182359	13.960842	5.91%	2,639
2013	10.378207	13.182359	27.02%	2,870
2012	9.020713	10.378207	15.05%	3,284
2011	9.657187	9.020713	-6.59%	13,405
2010	8.337279	9.657187	15.83%	21,791
2009	6.130054	8.337279	36.01%	10,095
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.452943	15.769745	-4.15%	46,440
2017	13.768617	16.452943	19.50%	52,963
2016	12.646627	13.768617	8.87%	57,409
2015	12.766017	12.646627	-0.94%	62,045
2014	11.817868	12.766017	8.02%	63,384
2013	9.069012	11.817868	30.31%	78,503
2012	7.905590	9.069012	14.72%	100,568
2011	8.251065	7.905590	-4.19%	222,655
2010	7.586684	8.251065	8.76%	174,053
2009	5.923551	7.586684	28.08%	143,622
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.200222	14.545268	-4.31%	310
2017	14.586039	15.200222	4.21%	303
2016	13.698399	14.586039	6.48%	466
2015	14.394015	13.698399	-4.83%	489
2014	14.138664	14.394015	1.81%	496
2013	14.591290	14.138664	-3.10%	506
2012	13.264856	14.591290	10.00%	143
2011	12.823431	13.264856	3.44%	10,504
2010	11.832311	12.823431	8.38%	10,666
2009	9.707104	11.832311	21.89%	6,419

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.597231	25.931558	-9.32%	384
2017	24.793514	28.597231	15.34%	550
2016	21.516811	24.793514	15.23%	923
2015	23.486289	21.516811	-8.39%	1,071
2014	22.001672	23.486289	6.75%	1,169
2013	16.593071	22.001672	32.60%	2,296
2012	14.328796	16.593071	15.80%	6,831
2011	15.003144	14.328796	-4.49%	32,363
2010	13.260872	15.003144	13.14%	89,661
2009	10.549343	13.260872	25.70%	25,550
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.833169	9.716048	-10.31%	0
2017	9.333117	10.833169	16.07%	0
2016	9.247958	9.333117	0.92%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.046796	0.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.226477	20.175839	-4.95%	0
2017	20.287606	21.226477	4.63%	0
2016	18.133402	20.287606	11.88%	0
2015	18.998896	18.133402	-4.56%	0
2014	18.904494	18.998896	0.50%	0
2013	18.016127	18.904494	4.93%	0
2012	16.048532	18.016127	12.26%	0
2011	15.773083	16.048532	1.75%	0
2010	14.223803	15.773083	10.89%	0
2009	9.941084	14.223803	43.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.536585	15.392536	-6.92%	518
2017	13.524370	16.536585	22.27%	576
2016	12.153556	13.524370	11.28%	0
2015	12.551303	12.153556	-3.17%	0
2014	12.019099	12.551303	4.43%	0
2013	8.544554	12.019099	40.66%	0
2012	7.462924	8.544554	14.49%	0
2011	8.619664	7.462924	-13.42%	0
2010	7.622653	8.619664	13.08%	0
2009	5.085011	7.622653	49.90%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.646102	16.275306	-7.77%	7,128
2017	15.211716	17.646102	16.00%	8,135
2016	14.096301	15.211716	7.91%	8,754
2015	14.444423	14.096301	-2.41%	9,985
2014	13.337464	14.444423	8.30%	11,103
2013	9.822647	13.337464	35.78%	16,090
2012	8.999172	9.822647	9.15%	30,326
2011	9.492455	8.999172	-5.20%	254,823
2010	7.839014	9.492455	21.09%	624,308
2009	6.093540	7.839014	28.64%	1,023,809
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.703318	12.859374	-12.54%	0
2017	12.523060	14.703318	17.41%	0
2016	11.791701	12.523060	6.20%	0
2015	12.247180	11.791701	-3.72%	0
2014	11.959338	12.247180	2.41%	0
2013	9.425192	11.959338	26.89%	0
2012	8.280415	9.425192	13.83%	0
2011	9.024733	8.280415	-8.25%	0
2010	8.010702	9.024733	12.66%	0
2009	6.326955	8.010702	26.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.401242	12.313123	-8.12%	15,377
2017	12.203261	13.401242	9.82%	19,710
2016	11.734820	12.203261	3.99%	21,318
2015	12.102530	11.734820	-3.04%	34,809
2014	11.840679	12.102530	2.21%	43,351
2013	10.537733	11.840679	12.36%	100,064
2012	9.682343	10.537733	8.83%	97,373
2011	10.014215	9.682343	-3.31%	268,791
2010	9.255380	10.014215	8.20%	259,201
2009	7.881950	9.255380	17.43%	23,476
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.237320	12.812577	-10.01%	0
2017	12.544298	14.237320	13.50%	0
2016	11.926369	12.544298	5.18%	0
2015	12.333668	11.926369	-3.30%	0
2014	12.020713	12.333668	2.60%	0
2013	10.116615	12.020713	18.82%	0
2012	9.084214	10.116615	11.36%	0
2011	9.600233	9.084214	-5.38%	0
2010	8.716193	9.600233	10.14%	0
2009	7.163165	8.716193	21.68%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.862176	11.320809	-4.56%	34,098
2017	11.379985	11.862176	4.24%	37,462
2016	11.099563	11.379985	2.53%	40,057
2015	11.409824	11.099563	-2.72%	47,246
2014	11.266760	11.409824	1.27%	49,617
2013	10.956237	11.266760	2.83%	60,674
2012	10.400470	10.956237	5.34%	105,355
2011	10.464567	10.400470	-0.61%	63,951
2010	9.998153	10.464567	4.67%	33,815
2009	9.026837	9.998153	10.76%	9,573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.784040	10.737306	-8.88%	0
2017	10.476817	11.784040	12.48%	0
2016	10.127293	10.476817	3.45%	0
2015	10.797643	10.127293	-6.21%	0
2014	10.774489	10.797643	0.21%	0
2013*	10.000000	10.774489	7.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.101127	11.019021	-8.94%	0
2017	10.482403	12.101127	15.44%	0
2016	10.070135	10.482403	4.09%	0
2015	10.802486	10.070135	-6.78%	0
2014	10.912370	10.802486	-1.01%	0
2013*	10.000000	10.912370	9.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.855955	12.615106	-8.96%	103,170
2017	12.405009	13.855955	11.70%	110,668
2016	11.858311	12.405009	4.61%	119,047
2015	12.230698	11.858311	-3.04%	156,283
2014	11.934880	12.230698	2.48%	166,993
2013	10.337789	11.934880	15.45%	157,243
2012	9.387965	10.337789	10.12%	205,912
2011	9.807936	9.387965	-4.28%	331,343
2010	8.986208	9.807936	9.14%	1,360,169
2009	7.519299	8.986208	19.51%	27,763
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.447115	12.811166	-11.32%	2,306
2017	12.485081	14.447115	15.72%	2,582
2016	11.840327	12.485081	5.45%	14,831
2015	12.266942	11.840327	-3.48%	15,167
2014	11.971203	12.266942	2.47%	15,486
2013	9.829209	11.971203	21.79%	15,819
2012	8.753487	9.829209	12.29%	63,321
2011	9.369473	8.753487	-6.57%	65,422
2010	8.437446	9.369473	11.05%	75,924
2009	6.801819	8.437446	24.05%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.940438	12.076190	-6.68%	5,428
2017	12.015919	12.940438	7.69%	8,306
2016	11.566698	12.015919	3.88%	8,993
2015	11.929841	11.566698	-3.04%	9,726
2014	11.695859	11.929841	2.00%	10,447
2013	10.728763	11.695859	9.01%	21,328
2012	9.948976	10.728763	7.84%	29,321
2011	10.179093	9.948976	-2.26%	40,276
2010	9.526187	10.179093	6.85%	42,174
2009	8.260152	9.526187	15.33%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	12.007565	11.685156	-2.69%	10,633
2017	11.760398	12.007565	2.10%	11,059
2016	11.427752	11.760398	2.91%	10,419
2015	11.764565	11.427752	-2.86%	11,396
2014	11.468059	11.764565	2.59%	12,556
2013	11.956622	11.468059	-4.09%	15,633
2012	11.351786	11.956622	5.33%	15,859
2011	10.902664	11.351786	4.12%	209,614
2010	10.418934	10.902664	4.64%	528,717
2009	9.790412	10.418934	6.42%	767,742
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.801134	12.361396	-3.44%	0
2017	12.587488	12.801134	1.70%	0
2016	12.429038	12.587488	1.27%	0
2015	12.748637	12.429038	-2.51%	0
2014	12.403324	12.748637	2.78%	0
2013	12.921209	12.403324	-4.01%	0
2012	12.309376	12.921209	4.97%	0
2011	11.843644	12.309376	3.93%	252
2010	11.178289	11.843644	5.95%	265
2009	9.796204	11.178289	14.11%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.653236	12.015898	-11.99%	0
2017	11.817489	13.653236	15.53%	0
2016	10.825267	11.817489	9.17%	0
2015	11.406551	10.825267	-5.10%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.680312	11.453808	-9.67%	0
2017	11.366144	12.680312	11.56%	0
2016	10.662448	11.366144	6.60%	0
2015	11.075169	10.662448	-3.73%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.925871	26.942583	-3.52%	941
2017	22.424098	27.925871	24.54%	1,158
2016	22.144288	22.424098	1.26%	1,119
2015	21.556640	22.144288	2.73%	0
2014	20.261702	21.556640	6.39%	437
2013	15.170352	20.261702	33.56%	498
2012	13.072444	15.170352	16.05%	3,253
2011	13.680001	13.072444	-4.44%	20,890
2010	12.863456	13.680001	6.35%	32,622
2009*	10.000000	12.863456	28.63%	467
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	34.257563	27.641704	-19.31%	0
2017	24.751302	34.257563	38.41%	0
2016	23.497688	24.751302	5.34%	0
2015	28.624140	23.497688	-17.91%	0
2014	30.983954	28.624140	-7.62%	0
2013	31.481297	30.983954	-1.58%	0
2012	27.459711	31.481297	14.65%	0
2011	36.199448	27.459711	-24.14%	0
2010	31.866684	36.199448	13.60%	0
2009	19.938150	31.866684	59.83%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.776998	11.534640	-2.06%	11,502
2017	11.771327	11.776998	0.05%	12,343
2016	11.922468	11.771327	-1.27%	12,264
2015	12.179045	11.922468	-2.11%	13,434
2014	11.884578	12.179045	2.48%	15,123
2013	12.639749	11.884578	-5.97%	19,561
2012	12.515767	12.639749	0.99%	25,870
2011	11.906618	12.515767	5.12%	221,348
2010	11.595134	11.906618	2.69%	540,486
2009	11.521982	11.595134	0.63%	909,375
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.648847	8.592789	-0.65%	7,895
2017	8.787830	8.648847	-1.58%	8,176
2016	8.965995	8.787830	-1.99%	9,367
2015	9.148971	8.965995	-2.00%	9,726
2014	9.335684	9.148971	-2.00%	10,189
2013	9.526205	9.335684	-2.00%	13,815
2012	9.721147	9.526205	-2.01%	12,249
2011	9.918980	9.721147	-1.99%	103,626
2010	10.121394	9.918980	-2.00%	129,956
2009	10.323619	10.121394	-1.96%	146,286

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.929249	8.289295	-16.52%	0
2017	7.972666	9.929249	24.54%	0
2016	8.083699	7.972666	-1.37%	500
2015	8.523224	8.083699	-5.16%	485
2014	8.760237	8.523224	-2.71%	461
2013	7.603572	8.760237	15.21%	456
2012	6.733779	7.603572	12.92%	446
2011	7.634417	6.733779	-11.80%	960
2010	6.893687	7.634417	10.75%	485
2009	5.434017	6.893687	26.86%	545
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.745624	9.041989	-15.85%	1,152
2017	8.809699	10.745624	21.97%	1,168
2016	8.942214	8.809699	-1.48%	1,311
2015	9.253278	8.942214	-3.36%	1,354
2014	10.064952	9.253278	-8.06%	1,330
2013	8.487033	10.064952	18.59%	1,342
2012	7.326348	8.487033	15.84%	1,552
2011	8.577857	7.326348	-14.59%	1,642
2010	8.149818	8.577857	5.25%	2,217
2009	6.466209	8.149818	26.04%	2,128
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.622148	24.669824	-10.69%	889
2017	23.798245	27.622148	16.07%	891
2016	22.182352	23.798245	7.28%	12,501
2015	22.863296	22.182352	-2.98%	20,525
2014	22.222051	22.863296	2.89%	46,046
2013	17.819897	22.222051	24.70%	54,356
2012	15.689283	17.819897	13.58%	71,664
2011	16.663996	15.689283	-5.85%	144,132
2010	14.833793	16.663996	12.34%	183,111
2009	11.899267	14.833793	24.66%	476,320
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.565890	15.445532	-6.76%	57,308
2017	15.209990	16.565890	8.91%	69,908
2016	14.599376	15.209990	4.18%	75,509
2015	14.923255	14.599376	-2.17%	82,738
2014	14.560189	14.923255	2.49%	116,903
2013	13.098884	14.560189	11.16%	126,165
2012	12.219870	13.098884	7.19%	140,524
2011	12.359361	12.219870	-1.13%	202,738
2010	11.484351	12.359361	7.62%	161,270
2009*	10.000000	11.484351	14.84%	13,965

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.743144	18.094244	-8.35%	0
2017	17.546474	19.743144	12.52%	0
2016	16.617463	17.546474	5.59%	0
2015	17.047284	16.617463	-2.52%	0
2014	16.533473	17.047284	3.11%	0
2013	14.118461	16.533473	17.11%	0
2012	12.834965	14.118461	10.00%	0
2011	13.220057	12.834965	-2.91%	0
2010	12.041092	13.220057	9.79%	0
2009*	10.000000	12.041092	20.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.792771	13.271680	-3.78%	12,540
2017	13.316716	13.792771	3.57%	13,995
2016	13.032072	13.316716	2.18%	16,439
2015	13.262927	13.032072	-1.74%	25,825
2014	13.026816	13.262927	1.81%	27,604
2013	12.679994	13.026816	2.74%	46,385
2012	12.302669	12.679994	3.07%	52,439
2011	12.195709	12.302669	0.88%	47,451
2010	11.752039	12.195709	3.78%	85,770
2009	10.993182	11.752039	6.90%	179,259
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.695718	10.815770	-7.52%	0
2017	10.465318	11.695718	11.76%	0
2016	10.101704	10.465318	3.60%	0
2015	10.653171	10.101704	-5.18%	0
2014	10.610017	10.653171	0.41%	0
2013*	10.000000	10.610017	6.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.062347	11.104140	-7.94%	0
2017	10.522793	12.062347	14.63%	0
2016	10.039139	10.522793	4.82%	0
2015	10.665877	10.039139	-5.88%	0
2014	10.698083	10.665877	-0.30%	0
2013*	10.000000	10.698083	6.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.718642	19.148783	-7.58%	212,308
2017	18.720277	20.718642	10.67%	227,728
2016	17.827801	18.720277	5.01%	248,936
2015	18.252744	17.827801	-2.33%	284,363
2014	17.707774	18.252744	3.08%	310,944
2013	15.492993	17.707774	14.30%	361,727
2012	14.267335	15.492993	8.59%	467,080
2011	14.563770	14.267335	-2.04%	1,793,727
2010	13.398560	14.563770	8.70%	8,524,467
2009	11.476005	13.398560	16.75%	10,677,953

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.760099	22.387425	-9.58%	19,739
2017	21.652521	24.760099	14.35%	20,586
2016	20.365820	21.652521	6.32%	23,719
2015	20.934264	20.365820	-2.72%	24,713
2014	20.352612	20.934264	2.86%	34,583
2013	16.970293	20.352612	19.93%	144,300
2012	15.222735	16.970293	11.48%	241,000
2011	15.870272	15.222735	-4.08%	341,959
2010	14.351968	15.870272	10.58%	585,294
2009	11.773104	14.351968	21.90%	947,868
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.194281	16.219729	-5.67%	32,930
2017	16.064433	17.194281	7.03%	52,401
2016	15.506993	16.064433	3.59%	56,112
2015	15.828312	15.506993	-2.03%	66,221
2014	15.420492	15.828312	2.64%	83,558
2013	14.240613	15.420492	8.29%	72,397
2012	13.450525	14.240613	5.87%	139,483
2011	13.447050	13.450525	0.03%	968,717
2010	12.644506	13.447050	6.35%	1,342,873
2009	11.262556	12.644506	12.27%	1,588,408
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.637695	10.853926	-6.73%	0
2017	10.101386	11.637695	15.21%	0
2016	9.495334	10.101386	6.38%	0
2015	9.911861	9.495334	-4.20%	0
2014*	10.000000	9.911861	-0.88%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.759487	12.180922	-4.53%	0
2017	10.697973	12.759487	19.27%	0
2016	9.919284	10.697973	7.85%	0
2015	10.107428	9.919284	-1.86%	0
2014*	10.000000	10.107428	1.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	40.900850	35.515470	-13.17%	0
2017	36.045369	40.900850	13.47%	0
2016	30.575273	36.045369	17.89%	0
2015	32.010520	30.575273	-4.48%	0
2014	29.851666	32.010520	7.23%	320
2013	22.894411	29.851666	30.39%	320
2012	19.887711	22.894411	15.12%	320
2011	20.822591	19.887711	-4.49%	1,805
2010	16.835846	20.822591	23.68%	3,144
2009	12.562143	16.835846	34.02%	4,926

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.836961	9.665295	-18.35%	7,533
2017	9.620947	11.836961	23.03%	8,366
2016	10.065558	9.620947	-4.42%	8,842
2015	10.338679	10.065558	-2.64%	9,886
2014	10.694285	10.338679	-3.33%	10,760
2013	9.012807	10.694285	18.66%	16,421
2012	7.961507	9.012807	13.20%	35,300
2011	8.988754	7.961507	-11.43%	217,687
2010	8.059411	8.988754	11.53%	485,716
2009	6.042180	8.059411	33.39%	844,881
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.665755	13.499468	-19.00%	756
2017	13.877522	16.665755	20.09%	759
2016	13.488072	13.877522	2.89%	1,380
2015	14.540720	13.488072	-7.24%	1,360
2014	16.427257	14.540720	-11.48%	1,261
2013	13.847529	16.427257	18.63%	0
2012	12.072613	13.847529	14.70%	0
2011	14.737712	12.072613	-18.08%	0
2010	14.201140	14.737712	3.78%	0
2009	11.189232	14.201140	26.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.748576	16.808868	-5.29%	3,363
2017	13.943453	17.748576	27.29%	4,209
2016	13.949614	13.943453	-0.04%	4,909
2015	13.802351	13.949614	1.07%	5,718
2014	12.786410	13.802351	7.95%	6,627
2013	9.706761	12.786410	31.73%	9,513
2012	8.528738	9.706761	13.81%	13,202
2011	8.993135	8.528738	-5.16%	111,460
2010	7.954801	8.993135	13.05%	261,396
2009	6.275218	7.954801	26.77%	481,036
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.804534	13.660176	-13.57%	0
2017	14.100960	15.804534	12.08%	0
2016	12.398508	14.100960	13.73%	104
2015	13.101821	12.398508	-5.37%	114
2014	12.127009	13.101821	8.04%	110
2013	9.164345	12.127009	32.33%	123
2012	7.952786	9.164345	15.23%	579
2011	8.641256	7.952786	-7.97%	748
2010	7.820676	8.641256	10.49%	1,515
2009	6.263383	7.820676	24.86%	1,612

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.543834	15.979273	-8.92%	3,394
2017	14.037310	17.543834	24.98%	4,074
2016	13.505177	14.037310	3.94%	4,400
2015	13.828628	13.505177	-2.34%	4,874
2014	13.604811	13.828628	1.65%	5,735
2013	10.015678	13.604811	35.84%	7,995
2012	8.915007	10.015678	12.35%	16,649
2011	9.520352	8.915007	-6.36%	125,018
2010	7.681338	9.520352	23.94%	317,124
2009	6.185976	7.681338	24.17%	411,710
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.354997	17.321599	-14.90%	3,536
2017	18.244330	20.354997	11.57%	4,043
2016	15.830408	18.244330	15.25%	4,492
2015	16.633495	15.830408	-4.83%	5,235
2014	14.504287	16.633495	14.68%	5,867
2013	10.908304	14.504287	32.97%	8,950
2012	9.567551	10.908304	14.01%	18,997
2011	9.994435	9.567551	-4.27%	135,800
2010	8.524647	9.994435	17.24%	279,742
2009	6.667167	8.524647	27.86%	376,847
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	27.058394	24.335537	-10.06%	46
2017	22.149742	27.058394	22.16%	54
2016	20.915136	22.149742	5.90%	0
2015	21.229578	20.915136	-1.48%	0
2014	21.126635	21.229578	0.49%	0
2013	14.975638	21.126635	41.07%	0
2012	13.512761	14.975638	10.83%	0
2011	13.907761	13.512761	-2.84%	0
2010	11.343579	13.907761	22.60%	0
2009	9.100871	11.343579	24.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	38.477892	31.247579	-18.79%	0
2017	36.100895	38.477892	6.58%	0
2016	29.324303	36.100895	23.11%	0
2015	31.931117	29.324303	-8.16%	0
2014	30.518150	31.931117	4.63%	0
2013	22.239445	30.518150	37.23%	0
2012	18.863996	22.239445	17.89%	0
2011	20.358457	18.863996	-7.34%	0
2010	16.425105	20.358457	23.95%	0
2009	13.316646	16.425105	23.34%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	36.052009	30.792937	-14.59%	0
2017	32.496337	36.052009	10.94%	0
2016	27.057762	32.496337	20.10%	0
2015	28.143383	27.057762	-3.86%	0
2014	28.559018	28.143383	-1.46%	0
2013	20.733729	28.559018	37.74%	0
2012	18.361916	20.733729	12.92%	0
2011	19.890197	18.361916	-7.68%	40
2010	16.239254	19.890197	22.48%	687
2009	12.326649	16.239254	31.74%	716
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.399955	25.797222	-2.28%	4,233
2017	22.401798	26.399955	17.85%	4,988
2016	20.563230	22.401798	8.94%	5,434
2015	20.844943	20.563230	-1.35%	6,242
2014	19.022554	20.844943	9.58%	6,977
2013	14.841038	19.022554	28.18%	10,737
2012	13.302572	14.841038	11.57%	19,646
2011	13.522357	13.302572	-1.63%	159,424
2010	12.186641	13.522357	10.96%	409,599
2009	9.904190	12.186641	23.05%	601,393
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.654170	12.836702	-5.99%	0
2017	13.125661	13.654170	4.03%	0
2016	12.495876	13.125661	5.04%	0
2015	13.515974	12.495876	-7.55%	0
2014	10.723935	13.515974	26.04%	0
2013	10.655105	10.723935	0.65%	0
2012	9.407227	10.655105	13.27%	0
2011	9.043639	9.407227	4.02%	0
2010	7.108237	9.043639	27.23%	0
2009	5.557552	7.108237	27.90%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.555660	15.432075	-6.79%	0
2017	13.934874	16.555660	18.81%	0
2016	12.763859	13.934874	9.17%	0
2015	12.902687	12.763859	-1.08%	0
2014	11.643359	12.902687	10.82%	0
2013*	10.000000	11.643359	16.43%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.822585	9.704021	-1.21%	512
2017	9.866683	9.822585	-0.45%	494
2016	9.822736	9.866683	0.45%	689
2015	10.057519	9.822736	-2.33%	680
2014	10.212335	10.057519	-1.52%	683
2013	10.409778	10.212335	-1.90%	675
2012	10.261206	10.409778	1.45%	656
2011	10.335882	10.261206	-0.72%	1,232
2010	10.297627	10.335882	0.37%	5,758
2009	9.810294	10.297627	4.97%	6,130
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.838845	13.759664	-13.13%	0
2017	14.153951	15.838845	11.90%	0
2016	11.948255	14.153951	18.46%	0
2015	12.817895	11.948255	-6.78%	0
2014	12.510103	12.817895	2.46%	0
2013*	10.000000	12.510103	25.10%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	16.026557	13.240240	-17.39%	7,156
2017	13.325336	16.026557	20.27%	7,899
2016	13.446598	13.325336	-0.90%	9,090
2015	14.278380	13.446598	-5.83%	9,696
2014	15.862133	14.278380	-9.98%	10,161
2013	13.477526	15.862133	17.69%	14,173
2012	11.502750	13.477526	17.17%	27,184
2011	13.402685	11.502750	-14.18%	168,726
2010	12.859919	13.402685	4.22%	357,165
2009*	10.000000	12.859919	28.60%	568,137
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	15.245483	12.406348	-18.62%	0
2017	12.271810	15.245483	24.23%	0
2016	12.753144	12.271810	-3.77%	0
2015	12.817581	12.753144	-0.50%	0
2014	13.521925	12.817581	-5.21%	0
2013	11.709509	13.521925	15.48%	0
2012	10.085278	11.709509	16.10%	0
2011	11.738379	10.085278	-14.08%	0
2010	9.816558	11.738379	19.58%	0
2009	7.446883	9.816558	31.82%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	34.667049	31.741835	-8.44%	0
2017	28.397173	34.667049	22.08%	0
2016	27.817429	28.397173	2.08%	0
2015	28.105584	27.817429	-1.03%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.458398	9.362834	-1.01%	10,079
2017	9.565649	9.458398	-1.12%	10,173
2016	9.642762	9.565649	-0.80%	11,092
2015	9.821506	9.642762	-1.82%	11,667
2014	9.961196	9.821506	-1.40%	12,822
2013	10.102178	9.961196	-1.40%	14,093
2012	9.855025	10.102178	2.51%	14,704
2011	10.026637	9.855025	-1.71%	205,152
2010	9.717674	10.026637	3.18%	520,898
2009	8.749863	9.717674	11.06%	758,456
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	28.196578	26.047367	-7.62%	0
2017	24.293156	28.196578	16.07%	0
2016	22.562414	24.293156	7.67%	0
2015	23.130116	22.562414	-2.45%	2,630
2014	21.382253	23.130116	8.17%	2,630
2013	15.856000	21.382253	34.85%	2,630
2012	14.579585	15.856000	8.75%	2,630
2011	15.349366	14.579585	-5.02%	4,318
2010	12.748631	15.349366	20.40%	4,318
2009	9.898182	12.748631	28.80%	4,318
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.328377	31.678367	-15.14%	0
2017	27.939897	37.328377	33.60%	0
2016	28.553403	27.939897	-2.15%	0
2015	28.104084	28.553403	1.60%	0
2014	28.099930	28.104084	0.01%	0
2013	22.578856	28.099930	24.45%	0
2012	19.049612	22.578856	18.53%	0
2011	21.249728	19.049612	-10.35%	0
2010	18.740224	21.249728	13.39%	0
2009	13.722341	18.740224	36.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.283460	9.619236	-6.46%	0
2017	9.895412	10.283460	3.92%	0
2016	9.501524	9.895412	4.15%	0
2015	9.943225	9.501524	-4.44%	0
2014	9.899508	9.943225	0.44%	0
2013	10.138757	9.899508	-2.36%	0
2012*	10.000000	10.138757	1.39%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.734262	8.461748	-21.17%	0
2017	8.661969	10.734262	23.92%	0
2016	9.084958	8.661969	-4.66%	0
2015	8.991116	9.084958	1.04%	0
2014*	10.000000	8.991116	-10.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.883006	25.109749	-9.95%	4,737
2017	24.392445	27.883006	14.31%	5,348
2016	22.362245	24.392445	9.08%	5,907
2015	22.131050	22.362245	1.04%	6,788
2014	20.455224	22.131050	8.19%	7,619
2013	15.879991	20.455224	28.81%	11,478
2012	13.896643	15.879991	14.27%	20,611
2011	14.224403	13.896643	-2.30%	157,417
2010	12.531309	14.224403	13.51%	395,560
2009	9.990364	12.531309	25.43%	571,177
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	39.746044	34.841975	-12.34%	41
2017	35.602346	39.746044	11.64%	45
2016	30.871193	35.602346	15.33%	52
2015	33.545511	30.871193	-7.97%	56
2014	30.657127	33.545511	9.42%	61
2013	22.245507	30.657127	37.81%	63
2012	19.291662	22.245507	15.31%	0
2011	20.165129	19.291662	-4.33%	727
2010	16.721060	20.165129	20.60%	928
2009	12.464953	16.721060	34.14%	1,489
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.175307	10.354081	-7.35%	0
2017	10.057190	11.175307	11.12%	0
2016	9.088907	10.057190	10.65%	0
2015	10.212802	9.088907	-11.00%	0
2014	10.374051	10.212802	-1.55%	0
2013	10.574216	10.374051	-1.89%	0
2012*	10.000000	10.574216	5.74%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.342655	9.645644	-6.74%	0
2017	9.612973	10.342655	7.59%	0
2016	8.663848	9.612973	10.96%	0
2015	9.054820	8.663848	-4.32%	0
2014	9.111635	9.054820	-0.62%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.386429	10.702970	-6.00%	0
2017	10.491897	11.386429	8.53%	0
2016	10.403369	10.491897	0.85%	0
2015	11.436285	10.403369	-9.03%	0
2014	11.634658	11.436285	-1.71%	0
2013	12.706539	11.634658	-8.44%	0
2012	12.321835	12.706539	3.12%	0
2011	11.596615	12.321835	6.25%	0
2010	10.819270	11.596615	7.18%	0
2009*	10.000000	10.819270	8.19%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.764172	10.572733	-1.78%	8,868
2017	10.847411	10.764172	-0.77%	9,483
2016	10.925600	10.847411	-0.72%	9,372
2015	11.125344	10.925600	-1.80%	9,901
2014	11.268074	11.125344	-1.27%	10,961
2013	11.524803	11.268074	-2.23%	15,050
2012	11.121145	11.524803	3.63%	16,970
2011	11.234258	11.121145	-1.01%	94,967
2010	10.898362	11.234258	3.08%	207,625
2009*	10.000000	10.898362	8.98%	275,344
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.093357	10.031540	-0.61%	421
2017	10.066728	10.093357	0.26%	413
2016*	10.000000	10.066728	0.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.631909	10.351959	-2.63%	7,761
2017	10.349729	10.631909	2.73%	7,582
2016	10.294407	10.349729	0.54%	8,640
2015	10.469358	10.294407	-1.67%	8,920
2014	10.255615	10.469358	2.08%	9,521
2013	10.684266	10.255615	-4.01%	9,727
2012	9.956927	10.684266	7.30%	9,072
2011*	10.000000	9.956927	-0.43%	8,055
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.211224	10.053170	-10.33%	0
2017*	10.000000	11.211224	12.11%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.224295	13.266702	0.32%	0
2017	10.307815	13.224295	28.29%	0
2016*	10.000000	10.307815	3.08%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.732281	15.639538	-20.74%	0
2017	15.905851	19.732281	24.06%	0
2016	16.637774	15.905851	-4.40%	0
2015	16.953604	16.637774	-1.86%	0
2014	18.557446	16.953604	-8.64%	0
2013	14.785545	18.557446	25.51%	0
2012	12.375674	14.785545	19.47%	0
2011	15.202365	12.375674	-18.59%	0
2010	14.098806	15.202365	7.83%	0
2009	11.543111	14.098806	22.14%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.270396	32.880627	-1.17%	0
2017	26.665728	33.270396	24.77%	0
2016	30.474032	26.665728	-12.50%	0
2015	27.648118	30.474032	10.22%	0
2014	21.499141	27.648118	28.60%	0
2013	14.575218	21.499141	47.50%	0
2012	11.353689	14.575218	28.37%	0
2011	10.494926	11.353689	8.18%	0
2010*	10.000000	10.494926	4.95%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.199150	5.049243	-29.86%	0
2017	7.493374	7.199150	-3.93%	0
2016	5.331350	7.493374	40.55%	0
2015	8.196559	5.331350	-34.96%	0
2014	10.370399	8.196559	-20.96%	0
2013	9.594282	10.370399	8.09%	0
2012*	10.000000	9.594282	-4.06%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.363868	5.175242	-29.72%	0
2017	7.643509	7.363868	-3.66%	0
2016	5.426921	7.643509	40.84%	0
2015	8.321022	5.426921	-34.78%	0
2014	10.496234	8.321022	-20.72%	0
2013	9.689733	10.496234	8.32%	0
2012*	10.000000	9.689733	-3.10%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	23.076825	19.604524	-15.05%	0
2017	18.620111	23.076825	23.93%	0
2016	18.286709	18.620111	1.82%	0
2015	19.259688	18.286709	-5.05%	0
2014	17.833774	19.259688	8.00%	0
2013	13.587515	17.833774	31.25%	0
2012	11.924284	13.587515	13.95%	0
2011	13.058734	11.924284	-8.69%	0
2010	11.860901	13.058734	10.10%	0
2009	9.525286	11.860901	24.52%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	19.169414	18.238363	-4.86%	0
2017	17.425137	19.169414	10.01%	0
2016	16.513079	17.425137	5.52%	0
2015	16.642222	16.513079	-0.78%	0
2014	14.384272	16.642222	15.70%	0
2013	12.269210	14.384272	17.24%	0
2012	11.076423	12.269210	10.77%	0
2011	10.613629	11.076423	4.36%	0
2010	9.559643	10.613629	11.03%	0
2009	8.448960	9.559643	13.15%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	24.729189	24.298691	-1.74%	0
2017	18.746517	24.729189	31.91%	0
2016	19.029383	18.746517	-1.49%	0
2015	19.160229	19.029383	-0.68%	0
2014	18.823838	19.160229	1.79%	0
2013	13.731482	18.823838	37.09%	0
2012	11.639067	13.731482	17.98%	0
2011	12.572828	11.639067	-7.43%	0
2010*	10.000000	12.572828	25.73%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.541154	27.340409	-0.73%	0
2017	22.327871	27.541154	23.35%	0
2016	21.144273	22.327871	5.60%	0
2015	22.216260	21.144273	-4.83%	0
2014	23.103587	22.216260	-3.84%	0
2013	15.692372	23.103587	47.23%	0
2012	14.844951	15.692372	5.71%	0
2011	15.877167	14.844951	-6.50%	4,030
2010	12.779480	15.877167	24.24%	3,964
2009	8.542947	12.779480	49.59%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.393593	11.246249	-9.26%	0
2017	11.067045	12.393593	11.99%	0
2016	10.930099	11.067045	1.25%	0
2015	11.305855	10.930099	-3.32%	0
2014	11.076506	11.305855	2.07%	0
2013	10.102724	11.076506	9.64%	0
2012*	10.000000	10.102724	1.03%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	28.596024	26.369534	-7.79%	0
2017	24.614936	28.596024	16.17%	0
2016	22.624076	24.614936	8.80%	0
2015	22.772677	22.624076	-0.65%	0
2014	21.272938	22.772677	7.05%	0
2013	16.136046	21.272938	31.83%	0
2012	14.051433	16.136046	14.84%	0
2011	13.523943	14.051433	3.90%	0
2010	12.240195	13.523943	10.49%	0
2009	10.383470	12.240195	17.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.619819	-23.80%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	40.533738	33.625866	-17.04%	0
2017	36.667721	40.533738	10.54%	0
2016	29.996103	36.667721	22.24%	0
2015	32.473030	29.996103	-7.63%	0
2014	30.430364	32.473030	6.71%	0
2013	22.571903	30.430364	34.82%	0
2012	19.452648	22.571903	16.04%	0
2011	21.732897	19.452648	-10.49%	0
2010	17.526978	21.732897	24.00%	0
2009	12.543189	17.526978	39.73%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.633654	12.024476	-4.82%	0
2017	12.440540	12.633654	1.55%	0
2016	12.166396	12.440540	2.25%	0
2015	12.735401	12.166396	-4.47%	0
2014	12.586613	12.735401	1.18%	0
2013	14.040648	12.586613	-10.36%	0
2012	13.349261	14.040648	5.18%	277
2011	12.195460	13.349261	9.46%	1,901
2010	11.844314	12.195460	2.96%	6,553
2009	10.971485	11.844314	7.96%	2,009

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	27.539643	25.031623	-9.11%	0
2017	23.370597	27.539643	17.84%	0
2016	21.076313	23.370597	10.89%	0
2015	22.878508	21.076313	-7.88%	0
2014	20.793178	22.878508	10.03%	0
2013	15.668438	20.793178	32.71%	0
2012	13.976473	15.668438	12.11%	0
2011	13.872054	13.976473	0.75%	0
2010	12.438155	13.872054	11.53%	459
2009	10.782118	12.438155	15.36%	482
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.872089	23.759019	-14.76%	0
2017	25.526433	27.872089	9.19%	0
2016	21.234991	25.526433	20.21%	0
2015	22.027389	21.234991	-3.60%	0
2014	19.346705	22.027389	13.86%	0
2013	15.205078	19.346705	27.24%	0
2012	13.356612	15.205078	13.84%	0
2011	13.751509	13.356612	-2.87%	0
2010	11.799886	13.751509	16.54%	2,051
2009	9.280914	11.799886	27.14%	2,161
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.633433	10.113444	-4.89%	0
2017	10.137764	10.633433	4.89%	0
2016	9.173420	10.137764	10.51%	0
2015*	10.000000	9.173420	-8.27%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.888341	9.614665	-2.77%	0
2017	9.781121	9.888341	1.10%	0
2016	9.745609	9.781121	0.36%	0
2015*	10.000000	9.745609	-2.54%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.606530	11.430957	-9.33%	0
2017	11.047738	12.606530	14.11%	0
2016	9.717709	11.047738	13.69%	0
2015*	10.000000	9.717709	-2.82%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.132559	14.602515	-9.48%	0
2017	14.483722	16.132559	11.38%	0
2016	14.244007	14.483722	1.68%	0
2015	14.689214	14.244007	-3.03%	0
2014	14.712386	14.689214	-0.16%	0
2013	13.127768	14.712386	12.07%	0
2012	12.188370	13.127768	7.71%	0
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	6,562
2009*	10.000000	12.010714	20.11%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.155818	9.548744	-5.98%	0
2017*	10.000000	10.155818	1.56%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.218375	13.192522	-18.66%	0
2017	14.814873	16.218375	9.47%	0
2016	11.537475	14.814873	28.41%	0
2015	12.592779	11.537475	-8.38%	0
2014	12.172451	12.592779	3.45%	0
2013*	10.000000	12.172451	21.72%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.155382	10.863121	-17.42%	0
2017	11.674050	13.155382	12.69%	0
2016	10.345033	11.674050	12.85%	0
2015	10.834176	10.345033	-4.51%	0
2014*	10.000000	10.834176	8.34%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	41.587202	37.073961	-10.85%	253
2017	37.770273	41.587202	10.11%	386
2016	30.668313	37.770273	23.16%	386
2015	32.057013	30.668313	-4.33%	386
2014	31.133452	32.057013	2.97%	964
2013	22.587974	31.133452	37.83%	964
2012	19.925196	22.587974	13.36%	964
2011	20.227547	19.925196	-1.49%	1,061
2010	16.411804	20.227547	23.25%	1,223
2009	13.401442	16.411804	22.46%	333

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.744408	27.716970	-6.82%	0
2017	25.051055	29.744408	18.74%	0
2016	22.948312	25.051055	9.16%	0
2015	23.226905	22.948312	-1.20%	0
2014	20.965619	23.226905	10.79%	0
2013	16.251584	20.965619	29.01%	0
2012	14.368974	16.251584	13.10%	0
2011	14.435165	14.368974	-0.46%	8,932
2010	12.866647	14.435165	12.19%	11,773
2009	10.421639	12.866647	23.46%	11,778
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.205186	23.841961	-9.02%	0
2017	21.062906	26.205186	24.41%	0
2016	19.977456	21.062906	5.43%	0
2015	20.964517	19.977456	-4.71%	0
2014	19.849688	20.964517	5.62%	0
2013	16.772047	19.849688	18.35%	0
2012	15.547700	16.772047	7.87%	0
2011	14.596711	15.547700	6.52%	0
2010	12.953195	14.596711	12.69%	0
2009	10.819266	12.953195	19.72%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	24.845216	19.639512	-20.95%	0
2017	20.393497	24.845216	21.83%	0
2016	17.826206	20.393497	14.40%	0
2015	18.670247	17.826206	-4.52%	0
2014	18.812448	18.670247	-0.76%	0
2013	12.957771	18.812448	45.18%	0
2012	11.002693	12.957771	17.77%	0
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.351765	10.129698	-2.15%	0
2017	10.216131	10.351765	1.33%	0
2016	9.572984	10.216131	6.72%	0
2015	9.871289	9.572984	-3.02%	0
2014	10.020537	9.871289	-1.49%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.028649	-9.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	13.024731	12.656333	-2.83%	0
2017	12.816042	13.024731	1.63%	0
2016	12.637213	12.816042	1.42%	0
2015	12.958643	12.637213	-2.48%	0
2014	12.780869	12.958643	1.39%	0
2013	12.951170	12.780869	-1.31%	0
2012	12.081621	12.951170	7.20%	0
2011	12.093088	12.081621	-0.09%	0
2010	11.401817	12.093088	6.06%	310
2009	9.687723	11.401817	17.69%	268
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.203028	-17.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.941459	14.947469	-6.24%	0
2017	14.427801	15.941459	10.49%	0
2016	13.996849	14.427801	3.08%	0
2015	14.365999	13.996849	-2.57%	0
2014	14.073984	14.365999	2.07%	0
2013	12.693424	14.073984	10.88%	0
2012	11.614386	12.693424	9.29%	0
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.141212	15.767463	-8.01%	0
2017	15.051433	17.141212	13.88%	0
2016	14.522838	15.051433	3.64%	0
2015	14.895181	14.522838	-2.50%	0
2014	14.538820	14.895181	2.45%	0
2013	12.836107	14.538820	13.27%	0
2012	11.590432	12.836107	10.75%	0
2011	11.981254	11.590432	-3.26%	0
2010	10.698813	11.981254	11.99%	0
2009	8.496988	10.698813	25.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.656600	16.800216	-9.95%	0
2017	15.780255	18.656600	18.23%	0
2016	15.144318	15.780255	4.20%	0
2015	15.543617	15.144318	-2.57%	0
2014	15.150319	15.543617	2.60%	0
2013	12.739850	15.150319	18.92%	0
2012	11.292668	12.739850	12.82%	0
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.809701	11.052577	-6.41%	0
2017	10.382791	11.809701	13.74%	0
2016*	10.000000	10.382791	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.658822	11.537485	-26.32%	0
2017	16.441947	15.658822	-4.76%	0
2016	12.572555	16.441947	30.78%	0
2015	16.196986	12.572555	-22.38%	0
2014	18.956324	16.196986	-14.56%	0
2013	15.588906	18.956324	21.60%	0
2012	15.196504	15.588906	2.58%	0
2011	16.364877	15.196504	-7.14%	1,172
2010	14.021066	16.364877	16.72%	2,877
2009	9.699975	14.021066	44.55%	2,717
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.780893	23.093680	-10.42%	0
2017	23.363333	25.780893	10.35%	0
2016	20.262544	23.363333	15.30%	0
2015	21.602273	20.262544	-6.20%	0
2014	20.330445	21.602273	6.26%	0
2013	16.237313	20.330445	25.21%	0
2012	14.162482	16.237313	14.65%	0
2011	14.364228	14.162482	-1.40%	203
2010	12.761021	14.364228	12.56%	1,469
2009	10.030605	12.761021	27.22%	9,868
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.799909	11.383621	-11.06%	0
2017	11.205548	12.799909	14.23%	0
2016*	10.000000	11.205548	12.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.653049	30.866460	-2.49%	0
2017	23.968339	31.653049	32.06%	0
2016	24.334775	23.968339	-1.51%	0
2015	23.239538	24.334775	4.71%	0
2014	21.372184	23.239538	8.74%	0
2013	16.043496	21.372184	33.21%	0
2012	14.317850	16.043496	12.05%	0
2011	14.621627	14.317850	-2.08%	0
2010	12.051597	14.621627	21.33%	0
2009	9.614980	12.051597	25.34%	2,810

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.331791	12.954228	-2.83%	1,817
2017	13.087584	13.331791	1.87%	2,777
2016	12.788094	13.087584	2.34%	2,777
2015	13.167636	12.788094	-2.88%	2,777
2014	12.728167	13.167636	3.45%	6,933
2013	13.268945	12.728167	-4.08%	6,933
2012	12.828449	13.268945	3.43%	6,933
2011	12.235391	12.828449	4.85%	32,663
2010	11.614755	12.235391	5.34%	41,278
2009	10.269217	11.614755	13.10%	40,853
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	43.146455	36.014244	-16.53%	0
2017	36.542034	43.146455	18.07%	0
2016	33.330604	36.542034	9.64%	0
2015	34.591680	33.330604	-3.65%	0
2014	33.306743	34.591680	3.86%	0
2013	25.026513	33.306743	33.09%	0
2012	22.303535	25.026513	12.21%	273
2011	25.541510	22.303535	-12.68%	752
2010	20.280943	25.541510	25.94%	5,402
2009	14.815738	20.280943	36.89%	9,763
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.647223	20.504307	-16.81%	0
2017	19.356724	24.647223	27.33%	0
2016	20.859713	19.356724	-7.21%	0
2015	20.616729	20.859713	1.18%	0
2014	22.952684	20.616729	-10.18%	0
2013	18.002140	22.952684	27.50%	0
2012	15.268283	18.002140	17.91%	0
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	12.009549	11.002684	-8.38%	0
2017	11.814582	12.009549	1.65%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	34.509815	27.884005	-19.20%	0
2017	29.583658	34.509815	16.65%	0
2016	27.638477	29.583658	7.04%	0
2015	29.146923	27.638477	-5.18%	0
2014	27.937400	29.146923	4.33%	0
2013	21.908811	27.937400	27.52%	0
2012	17.603902	21.908811	24.45%	0
2011	19.757329	17.603902	-10.90%	0
2010	15.965456	19.757329	23.75%	2,909
2009	10.371849	15.965456	53.93%	3,025

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.444745	11.897039	-11.51%	0
2017	12.257055	13.444745	9.69%	0
2016	11.055662	12.257055	10.87%	0
2015	12.034863	11.055662	-8.14%	0
2014	11.946508	12.034863	0.74%	0
2013	9.854047	11.946508	21.23%	0
2012	8.723232	9.854047	12.96%	0
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.697261	14.711985	-6.28%	0
2017	14.611436	15.697261	7.43%	0
2016	13.081817	14.611436	11.69%	0
2015	14.369332	13.081817	-8.96%	0
2014	14.022809	14.369332	2.47%	0
2013	12.564571	14.022809	11.61%	0
2012	11.387360	12.564571	10.34%	0
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	3,184
2009	7.746080	10.288120	32.82%	3,184
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	29.890957	27.789004	-7.03%	0
2017	25.310964	29.890957	18.09%	0
2016	22.267008	25.310964	13.67%	0
2015	23.593773	22.267008	-5.62%	0
2014	22.154981	23.593773	6.49%	0
2013	17.440515	22.154981	27.03%	0
2012	15.903977	17.440515	9.66%	449
2011	15.317214	15.903977	3.83%	638
2010	12.961698	15.317214	18.17%	2,011
2009	11.277073	12.961698	14.94%	5,442
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	38.087705	32.498977	-14.67%	367
2017	35.139535	38.087705	8.39%	561
2016	27.554585	35.139535	27.53%	561
2015	30.375229	27.554585	-9.29%	561
2014	30.835021	30.375229	-1.49%	1,401
2013	23.106579	30.835021	33.45%	1,401
2012	19.927081	23.106579	15.96%	1,401
2011	21.138214	19.927081	-5.73%	2,335
2010	16.830295	21.138214	25.60%	2,783
2009	13.303765	16.830295	26.51%	9,638

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.586693	9.555313	-17.53%	0
2017	8.424175	11.586693	37.54%	0
2016	7.322716	8.424175	15.04%	0
2015	9.299025	7.322716	-21.25%	0
2014*	10.000000	9.299025	-7.01%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.446192	18.588625	-17.19%	0
2017	19.636579	22.446192	14.31%	0
2016	18.704336	19.636579	4.98%	0
2015	20.421896	18.704336	-8.41%	0
2014	23.461147	20.421896	-12.95%	0
2013	19.477749	23.461147	20.45%	0
2012	16.819616	19.477749	15.80%	0
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.134053	9.119119	-0.16%	0
2017	9.148509	9.134053	-0.16%	0
2016	9.072841	9.148509	0.83%	0
2015	9.679459	9.072841	-6.27%	0
2014	9.704165	9.679459	-0.25%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	12.034213	11.275097	-6.31%	0
2017	10.861244	12.034213	10.80%	0
2016	10.626963	10.861244	2.20%	0
2015	11.519530	10.626963	-7.75%	0
2014	11.314220	11.519530	1.81%	0
2013	10.171094	11.314220	11.24%	0
2012*	10.000000	10.171094	1.71%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.357926	-6.42%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.980775	9.279003	-7.03%	0
2017	9.827939	9.980775	1.56%	0
2016	10.081820	9.827939	-2.52%	0
2015	10.105980	10.081820	-0.24%	0
2014	9.858143	10.105980	2.51%	0
2013*	10.000000	9.858143	-1.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.761990	16.719007	-5.87%	0
2017	14.274518	17.761990	24.43%	0
2016	14.284339	14.274518	-0.07%	0
2015	13.921999	14.284339	2.60%	0
2014	13.140017	13.921999	5.95%	0
2013	9.596074	13.140017	36.93%	0
2012*	10.000000	9.596074	-4.04%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.848465	12.855430	-13.42%	0
2017	13.221007	14.848465	12.31%	0
2016	11.927027	13.221007	10.85%	0
2015	12.721241	11.927027	-6.24%	0
2014	12.467655	12.721241	2.03%	0
2013	9.908194	12.467655	25.83%	0
2012*	10.000000	9.908194	-0.92%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.954986	14.708076	-7.82%	0
2017	13.335205	15.954986	19.65%	0
2016	13.536068	13.335205	-1.48%	0
2015	13.676915	13.536068	-1.03%	0
2014	12.965892	13.676915	5.48%	0
2013	9.690174	12.965892	33.80%	0
2012*	10.000000	9.690174	-3.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	15.047715	13.935898	-7.39%	0
2017	12.988322	15.047715	15.86%	0
2016	13.608931	12.988322	-4.56%	0
2015	15.159096	13.608931	-10.23%	0
2014	16.336613	15.159096	-7.21%	0
2013	13.328635	16.336613	22.57%	0
2012	11.418568	13.328635	16.73%	0
2011	12.562358	11.418568	-9.10%	0
2010	11.801289	12.562358	6.45%	0
2009*	10.000000	11.801289	18.01%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.661327	12.138099	-4.13%	0
2017	12.116352	12.661327	4.50%	0
2016	10.645941	12.116352	13.81%	0
2015	11.624989	10.645941	-8.42%	0
2014	11.646447	11.624989	-0.18%	0
2013	10.760372	11.646447	8.23%	0
2012*	10.000000	10.760372	7.60%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.062719	15.722390	-2.12%	0
2017	12.922235	16.062719	24.30%	0
2016	12.431672	12.922235	3.95%	0
2015	13.470510	12.431672	-7.71%	0
2014	12.749157	13.470510	5.66%	0
2013	10.016988	12.749157	27.28%	0
2012*	10.000000	10.016988	0.17%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	25.622418	25.202502	-1.64%	0
2017	22.141613	25.622418	15.72%	0
2016	21.666925	22.141613	2.19%	0
2015	22.029966	21.666925	-1.65%	0
2014	20.779140	22.029966	6.02%	0
2013	17.707353	20.779140	17.35%	0
2012	15.946042	17.707353	11.05%	0
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.870034	9.542250	-3.32%	0
2017	9.749147	9.870034	1.24%	0
2016	9.736301	9.749147	0.13%	0
2015*	10.000000	9.736301	-2.64%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.623804	38.477715	-0.38%	0
2017	30.331295	38.623804	27.34%	0
2016	30.374348	30.331295	-0.14%	0
2015	27.703016	30.374348	9.64%	0
2014	26.074827	27.703016	6.24%	0
2013	20.338543	26.074827	28.20%	0
2012	16.765168	20.338543	21.31%	0
2011	18.392106	16.765168	-8.85%	0
2010	17.634224	18.392106	4.30%	0
2009	12.329659	17.634224	43.02%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.839276	22.571747	-1.17%	0
2017	16.089229	22.839276	41.95%	0
2016	14.426641	16.089229	11.52%	0
2015	14.074718	14.426641	2.50%	0
2014	13.140911	14.074718	7.11%	0
2013	9.908916	13.140911	32.62%	0
2012*	10.000000	9.908916	-0.91%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	28.858471	23.985188	-16.89%	0
2017	22.522457	28.858471	28.13%	0
2016	24.645731	22.522457	-8.62%	0
2015	27.591124	24.645731	-10.68%	0
2014	32.047066	27.591124	-13.90%	0
2013	28.628967	32.047066	11.94%	0
2012	25.825644	28.628967	10.85%	0
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.610855	8.463564	-20.24%	0
2017	8.474127	10.610855	25.21%	0
2016	7.162546	8.474127	18.31%	0
2015	9.147158	7.162546	-21.70%	0
2014	9.792759	9.147158	-6.59%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.096855	9.787228	-3.07%	0
2017	9.924131	10.096855	1.74%	0
2016*	10.000000	9.924131	-0.76%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.122666	15.519061	-3.74%	0
2017	13.028378	16.122666	23.75%	0
2016	12.224668	13.028378	6.57%	0
2015	12.754237	12.224668	-4.15%	0
2014	14.076204	12.754237	-9.39%	0
2013	10.176152	14.076204	38.33%	0
2012*	10.000000	10.176152	1.76%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.320809	28.375972	-12.21%	1,181
2017	28.117243	32.320809	14.95%	1,804
2016	25.228559	28.117243	11.45%	1,804
2015	25.999421	25.228559	-2.96%	1,804
2014	24.086185	25.999421	7.94%	4,504
2013	18.134765	24.086185	32.82%	4,504
2012	15.977548	18.134765	13.50%	4,504
2011	16.387708	15.977548	-2.50%	4,705
2010	15.043167	16.387708	8.94%	4,938
2009	12.542134	15.043167	19.94%	11,040

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	19.043002	16.836698	-11.59%	0
2017	15.329102	19.043002	24.23%	0
2016	15.070105	15.329102	1.72%	0
2015	14.470885	15.070105	4.14%	0
2014	14.608273	14.470885	-0.94%	0
2013	11.684796	14.608273	25.02%	0
2012	10.290473	11.684796	13.55%	0
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.596857	12.408193	-1.50%	0
2017	10.038660	12.596857	25.48%	0
2016	9.682538	10.038660	3.68%	0
2015*	10.000000	9.682538	-3.17%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.727116	12.351290	-2.95%	0
2017	12.269480	12.727116	3.73%	0
2016	11.832176	12.269480	3.70%	0
2015	12.181192	11.832176	-2.87%	0
2014	11.561443	12.181192	5.36%	0
2013	11.872305	11.561443	-2.62%	0
2012	11.100878	11.872305	6.95%	0
2011	10.751599	11.100878	3.25%	0
2010	10.272077	10.751599	4.67%	346
2009	9.587654	10.272077	7.14%	274
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.435966	21.335885	-8.96%	0
2017	21.832320	23.435966	7.35%	0
2016	20.155364	21.832320	8.32%	0
2015	20.821991	20.155364	-3.20%	0
2014	20.660629	20.821991	0.78%	0
2013	23.117388	20.660629	-10.63%	0
2012	20.022995	23.117388	15.45%	0
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.160679	9.166116	-9.79%	0
2017	9.216549	10.160679	10.24%	0
2016	8.183952	9.216549	12.62%	0
2015*	10.000000	8.183952	-18.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.544097	16.857464	-9.10%	0
2017	16.108945	18.544097	15.12%	0
2016	14.814894	16.108945	8.73%	0
2015	16.292738	14.814894	-9.07%	0
2014	16.984351	16.292738	-4.07%	0
2013	13.144009	16.984351	29.22%	0
2012	10.943563	13.144009	20.11%	0
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.288878	22.421895	-11.34%	0
2017	23.807710	25.288878	6.22%	0
2016	20.218003	23.807710	17.76%	0
2015	21.600674	20.218003	-6.40%	0
2014	19.524697	21.600674	10.63%	0
2013	15.138435	19.524697	28.97%	0
2012	13.505087	15.138435	12.09%	0
2011	13.720413	13.505087	-1.57%	0
2010	12.379296	13.720413	10.83%	6,049
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.461911	15.319782	-6.94%	0
2017	14.513291	16.461911	13.43%	0
2016	13.592853	14.513291	6.77%	0
2015	13.742108	13.592853	-1.09%	0
2014	13.362852	13.742108	2.84%	0
2013	11.065785	13.362852	20.76%	0
2012	9.763427	11.065785	13.34%	0
2011	9.875579	9.763427	-1.14%	8,737
2010	9.000512	9.875579	9.72%	13,899
2009	7.445547	9.000512	20.88%	12,050
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.956121	10.615125	-3.11%	0
2017	10.836736	10.956121	1.10%	0
2016	10.777266	10.836736	0.55%	0
2015	11.028314	10.777266	-2.28%	0
2014	10.725171	11.028314	2.83%	0
2013	11.238925	10.725171	-4.57%	0
2012	10.931779	11.238925	2.81%	0
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	19.097504	16.941353	-11.29%	0
2017	14.886099	19.097504	28.29%	0
2016	15.168365	14.886099	-1.86%	0
2015	14.534816	15.168365	4.36%	0
2014	14.571552	14.534816	-0.25%	0
2013	11.564229	14.571552	26.01%	0
2012	9.670813	11.564229	19.58%	0
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	1,873
2009	7.199342	9.985564	38.70%	1,873
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.378120	18.854042	-2.70%	0
2017	15.479507	19.378120	25.19%	0
2016	14.489284	15.479507	6.83%	0
2015	13.899208	14.489284	4.25%	0
2014	13.130864	13.899208	5.85%	0
2013	10.342945	13.130864	26.95%	0
2012	8.994660	10.342945	14.99%	0
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	5,139
2009	6.121705	8.321680	35.94%	5,415
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.363646	15.676115	-4.20%	0
2017	13.700851	16.363646	19.44%	0
2016	12.590793	13.700851	8.82%	0
2015	12.716135	12.590793	-0.99%	0
2014	11.777700	12.716135	7.97%	0
2013	9.042803	11.777700	30.24%	0
2012	7.886775	9.042803	14.66%	0
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	15.085323	14.427917	-4.36%	0
2017	14.483153	15.085323	4.16%	0
2016	13.608688	14.483153	6.43%	0
2015	14.307050	13.608688	-4.88%	0
2014	14.060417	14.307050	1.75%	0
2013	14.517954	14.060417	-3.15%	0
2012	13.204942	14.517954	9.94%	0
2011	12.772013	13.204942	3.39%	0
2010	11.790877	12.772013	8.32%	9,670
2009	9.678036	11.790877	21.83%	10,166

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.380985	25.722267	-9.37%	494
2017	24.618549	28.380985	15.28%	754
2016	21.375828	24.618549	15.17%	754
2015	23.344310	21.375828	-8.43%	754
2014	21.879839	23.344310	6.69%	1,883
2013	16.509610	21.879839	32.53%	1,883
2012	14.264017	16.509610	15.74%	1,883
2011	14.942924	14.264017	-4.54%	1,883
2010	13.214377	14.942924	13.08%	1,883
2009	10.517723	13.214377	25.64%	553
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.819546	9.698848	-10.36%	0
2017	9.326132	10.819546	16.01%	0
2016	9.245744	9.326132	0.87%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.043367	0.43%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	21.065972	20.013001	-5.00%	0
2017	20.144447	21.065972	4.57%	0
2016	18.014610	20.144447	11.82%	0
2015	18.884071	18.014610	-4.60%	0
2014	18.799828	18.884071	0.45%	0
2013	17.925524	18.799828	4.88%	0
2012	15.975999	17.925524	12.20%	0
2011	15.709798	15.975999	1.69%	104
2010	14.173966	15.709798	10.84%	162
2009	9.911311	14.173966	43.01%	228
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.455226	15.308945	-6.97%	0
2017	13.464665	16.455226	22.21%	0
2016	12.106069	13.464665	11.22%	0
2015	12.508653	12.106069	-3.22%	0
2014	11.984366	12.508653	4.37%	0
2013	8.524210	11.984366	40.59%	0
2012	7.448970	8.524210	14.43%	0
2011	8.607930	7.448970	-13.46%	0
2010	7.616165	8.607930	13.02%	0
2009	5.083276	7.616165	49.83%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.559338	16.186973	-7.82%	2,117
2017	15.144614	17.559338	15.94%	3,234
2016	14.041263	15.144614	7.86%	3,234
2015	14.395374	14.041263	-2.46%	3,234
2014	13.298953	14.395374	8.24%	8,074
2013	9.799276	13.298953	35.71%	8,074
2012	8.982352	9.799276	9.09%	8,074
2011	9.479541	8.982352	-5.24%	8,074
2010	7.832337	9.479541	21.03%	8,074
2009	6.091458	7.832337	28.58%	10,988
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.631003	12.789562	-12.59%	0
2017	12.467802	14.631003	17.35%	0
2016	11.745645	12.467802	6.15%	0
2015	12.205577	11.745645	-3.77%	0
2014	11.924797	12.205577	2.35%	0
2013	9.402759	11.924797	26.82%	0
2012	8.264930	9.402759	13.77%	0
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.335298	12.246253	-8.17%	0
2017	12.149391	13.335298	9.76%	0
2016	11.688970	12.149391	3.94%	0
2015	12.061403	11.688970	-3.09%	0
2014	11.806460	12.061403	2.16%	0
2013	10.512648	11.806460	12.31%	0
2012	9.664236	10.512648	8.78%	0
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.167346	12.743051	-10.05%	0
2017	12.488991	14.167346	13.44%	0
2016	11.879831	12.488991	5.13%	0
2015	12.291814	11.879831	-3.35%	0
2014	11.986035	12.291814	2.55%	0
2013	10.092575	11.986035	18.76%	0
2012	9.067261	10.092575	11.31%	0
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.803862	11.259382	-4.61%	0
2017	11.329798	11.803862	4.18%	0
2016	11.056236	11.329798	2.47%	0
2015	11.371089	11.056236	-2.77%	0
2014	11.234242	11.371089	1.22%	0
2013	10.930192	11.234242	2.78%	0
2012	10.381053	10.930192	5.29%	0
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.756030	10.706283	-8.93%	0
2017	10.457235	11.756030	12.42%	0
2016	10.113516	10.457235	3.40%	0
2015	10.788459	10.113516	-6.26%	0
2014	10.770823	10.788459	0.16%	0
2013*	10.000000	10.770823	7.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.072361	10.987179	-8.99%	0
2017	10.462807	12.072361	15.38%	0
2016	10.056438	10.462807	4.04%	0
2015	10.793297	10.056438	-6.83%	0
2014	10.908641	10.793297	-1.06%	0
2013*	10.000000	10.908641	9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.787859	12.546663	-9.00%	0
2017	12.350333	13.787859	11.64%	0
2016	11.812058	12.350333	4.56%	0
2015	12.189216	11.812058	-3.09%	0
2014	11.900459	12.189216	2.43%	0
2013	10.313226	11.900459	15.39%	0
2012	9.370438	10.313226	10.06%	0
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.376021	12.741569	-11.37%	0
2017	12.429967	14.376021	15.66%	0
2016	11.794064	12.429967	5.39%	0
2015	12.225250	11.794064	-3.53%	0
2014	11.936604	12.225250	2.42%	0
2013	9.805814	11.936604	21.73%	0
2012	8.737123	9.805814	12.23%	0
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	29,044
2009	6.799494	8.430273	23.98%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.876782	12.010625	-6.73%	0
2017	11.962895	12.876782	7.64%	0
2016	11.521522	11.962895	3.83%	0
2015	11.889315	11.521522	-3.09%	0
2014	11.662076	11.889315	1.95%	0
2013	10.703232	11.662076	8.96%	0
2012	9.930383	10.703232	7.78%	0
2011	10.165246	9.930383	-2.31%	9,117
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.948491	11.621711	-2.73%	1,220
2017	11.708490	11.948491	2.05%	1,864
2016	11.383100	11.708490	2.86%	1,864
2015	11.724577	11.383100	-2.91%	1,864
2014	11.434934	11.724577	2.53%	4,654
2013	11.928175	11.434934	-4.14%	4,654
2012	11.330575	11.928175	5.27%	4,654
2011	10.887822	11.330575	4.07%	4,654
2010	10.410060	10.887822	4.59%	4,654
2009	9.787083	10.410060	6.37%	4,581
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.738197	12.294310	-3.48%	0
2017	12.531982	12.738197	1.65%	0
2016	12.380527	12.531982	1.22%	0
2015	12.705364	12.380527	-2.56%	0
2014	12.367537	12.705364	2.73%	0
2013	12.890485	12.367537	-4.06%	0
2012	12.286392	12.890485	4.92%	0
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.620784	11.981188	-12.04%	0
2017	11.795397	13.620784	15.48%	0
2016	10.810523	11.795397	9.11%	0
2015	11.396837	10.810523	-5.14%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.650168	11.420719	-9.72%	0
2017	11.344902	12.650168	11.51%	0
2016	10.647934	11.344902	6.55%	0
2015	11.065737	10.647934	-3.78%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.802802	26.810085	-3.57%	0
2017	22.336623	27.802802	24.47%	0
2016	22.069127	22.336623	1.21%	0
2015	21.494441	22.069127	2.67%	0
2014	20.213544	21.494441	6.34%	0
2013	15.142011	20.213544	33.49%	0
2012	13.054694	15.142011	15.99%	0
2011	13.668384	13.054694	-4.49%	1,719
2010	12.859078	13.668384	6.29%	16,184
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	33.998633	27.418682	-19.35%	0
2017	24.576697	33.998633	38.34%	0
2016	23.343809	24.576697	5.28%	0
2015	28.451231	23.343809	-17.95%	0
2014	30.812509	28.451231	-7.66%	0
2013	31.323080	30.812509	-1.63%	0
2012	27.335678	31.323080	14.59%	0
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.687967	11.441567	-2.11%	1,296
2017	11.688279	11.687967	0.00%	1,981
2016	11.844376	11.688279	-1.32%	1,981
2015	12.105446	11.844376	-2.16%	1,981
2014	11.818782	12.105446	2.43%	4,944
2013	12.576205	11.818782	-6.02%	4,944
2012	12.459214	12.576205	0.94%	4,944
2011	11.858848	12.459214	5.06%	4,944
2010	11.554510	11.858848	2.63%	10,258
2009	11.487475	11.554510	0.58%	7,124
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.583302	8.523298	-0.70%	0
2017	8.725671	8.583302	-1.63%	0
2016	8.907098	8.725671	-2.04%	0
2015	9.093515	8.907098	-2.05%	0
2014	9.283829	9.093515	-2.05%	0
2013	9.478132	9.283829	-2.05%	0
2012	9.677044	9.478132	-2.06%	0
2011	9.879005	9.677044	-2.04%	7,378
2010	10.085748	9.879005	-2.05%	24,074
2009	10.292513	10.085748	-2.01%	24,153

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.880444	8.244325	-16.56%	0
2017	7.937505	9.880444	24.48%	0
2016	8.052141	7.937505	-1.42%	0
2015	8.494287	8.052141	-5.21%	0
2014	8.734954	8.494287	-2.76%	0
2013	7.585493	8.734954	15.15%	0
2012	6.721206	7.585493	12.86%	0
2011	7.624047	6.721206	-11.84%	0
2010	6.887836	7.624047	10.69%	3,733
2009	5.432161	6.887836	26.80%	3,934
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.681808	8.983686	-15.90%	0
2017	8.761836	10.681808	21.91%	0
2016	8.898158	8.761836	-1.53%	0
2015	9.212385	8.898158	-3.41%	0
2014	10.025591	9.212385	-8.11%	0
2013	8.458165	10.025591	18.53%	0
2012	7.305161	8.458165	15.78%	0
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.413353	24.470787	-10.73%	0
2017	23.630355	27.413353	16.01%	0
2016	22.037069	23.630355	7.23%	11,053
2015	22.725148	22.037069	-3.03%	11,053
2014	22.099056	22.725148	2.83%	11,053
2013	17.730313	22.099056	24.64%	10,644
2012	15.618402	17.730313	13.52%	10,644
2011	16.597157	15.618402	-5.90%	18,567
2010	14.781833	16.597157	12.28%	25,718
2009	11.863639	14.781833	24.60%	29,559
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.492792	15.369476	-6.81%	0
2017	15.150577	16.492792	8.86%	0
2016	14.549762	15.150577	4.13%	0
2015	14.880137	14.549762	-2.22%	0
2014	14.525530	14.880137	2.44%	0
2013	13.074384	14.525530	11.10%	0
2012	12.203251	13.074384	7.14%	0
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.656045	18.005170	-8.40%	0
2017	17.477959	19.656045	12.46%	0
2016	16.561012	17.477959	5.54%	0
2015	16.998046	16.561012	-2.57%	0
2014	16.494139	16.998046	3.06%	0
2013	14.092065	16.494139	17.05%	0
2012	12.817529	14.092065	9.94%	0
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.688511	13.164596	-3.83%	0
2017	13.222778	13.688511	3.52%	0
2016	12.946736	13.222778	2.13%	0
2015	13.182805	12.946736	-1.79%	0
2014	12.954716	13.182805	1.76%	0
2013	12.616255	12.954716	2.68%	0
2012	12.247086	12.616255	3.01%	0
2011	12.146789	12.247086	0.83%	3,013
2010	11.710874	12.146789	3.72%	3,015
2009	10.960275	11.710874	6.85%	4,294
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.667897	10.784497	-7.57%	0
2017	10.445733	11.667897	11.70%	0
2016	10.087934	10.445733	3.55%	0
2015	10.644088	10.087934	-5.23%	0
2014	10.606395	10.644088	0.36%	0
2013*	10.000000	10.606395	6.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.033649	11.072042	-7.99%	0
2017	10.503103	12.033649	14.57%	0
2016	10.025458	10.503103	4.76%	0
2015	10.656791	10.025458	-5.92%	0
2014	10.694439	10.656791	-0.35%	0
2013*	10.000000	10.694439	6.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.562072	18.994341	-7.62%	0
2017	18.588258	20.562072	10.62%	0
2016	17.711094	18.588258	4.95%	0
2015	18.142508	17.711094	-2.38%	0
2014	17.609812	18.142508	3.02%	0
2013	15.415135	17.609812	14.24%	700
2012	14.202895	15.415135	8.54%	18,917
2011	14.505369	14.202895	-2.09%	22,746
2010	13.351629	14.505369	8.64%	81,626
2009	11.441639	13.351629	16.69%	129,317

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.572893	22.206751	-9.63%	5,742
2017	21.499737	24.572893	14.29%	5,742
2016	20.232410	21.499737	6.26%	5,742
2015	20.807751	20.232410	-2.77%	5,742
2014	20.239948	20.807751	2.81%	5,742
2013	16.884961	20.239948	19.87%	7,308
2012	15.153935	16.884961	11.42%	10,763
2011	15.806595	15.153935	-4.13%	31,430
2010	14.301683	15.806595	10.52%	71,251
2009	11.737844	14.301683	21.84%	100,353
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	17.064318	16.088863	-5.72%	0
2017	15.951111	17.064318	6.98%	0
2016	15.405440	15.951111	3.54%	0
2015	15.732684	15.405440	-2.08%	0
2014	15.335156	15.732684	2.59%	0
2013	14.169038	15.335156	8.23%	0
2012	13.389767	14.169038	5.82%	0
2011	13.393125	13.389767	-0.03%	48,075
2010	12.600211	13.393125	6.29%	80,225
2009	11.228823	12.600211	12.21%	87,549
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.617147	10.829208	-6.78%	0
2017	10.088684	11.617147	15.15%	0
2016	9.488222	10.088684	6.33%	0
2015	9.909500	9.488222	-4.25%	0
2014*	10.000000	9.909500	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.736963	12.153182	-4.58%	0
2017	10.684523	12.736963	19.21%	0
2016	9.911859	10.684523	7.80%	0
2015	10.105028	9.911859	-1.91%	0
2014*	10.000000	10.105028	1.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	40.591720	35.228948	-13.21%	0
2017	35.791133	40.591720	13.41%	0
2016	30.375072	35.791133	17.83%	0
2015	31.817149	30.375072	-4.53%	0
2014	29.686482	31.817149	7.18%	0
2013	22.779330	29.686482	30.32%	0
2012	19.797870	22.779330	15.06%	0
2011	20.739090	19.797870	-4.54%	0
2010	16.776873	20.739090	23.62%	211
2009	12.524529	16.776873	33.95%	240

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.778733	9.612816	-18.39%	2,391
2017	9.578487	11.778733	22.97%	3,654
2016	10.026232	9.578487	-4.47%	3,654
2015	10.303543	10.026232	-2.69%	3,654
2014	10.663383	10.303543	-3.37%	9,121
2013	8.991347	10.663383	18.60%	9,121
2012	7.946615	8.991347	13.15%	9,121
2011	8.976518	7.946615	-11.47%	9,121
2010	8.052542	8.976518	11.47%	9,121
2009	6.040119	8.052542	33.32%	9,991
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.541489	13.391928	-19.04%	0
2017	13.781050	16.541489	20.03%	0
2016	13.401131	13.781050	2.83%	0
2015	14.454383	13.401131	-7.29%	0
2014	16.338060	14.454383	-11.53%	0
2013	13.779354	16.338060	18.57%	0
2012	12.019327	13.779354	14.64%	0
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.661307	16.717633	-5.34%	833
2017	13.881945	17.661307	27.23%	1,272
2016	13.895137	13.881945	-0.09%	1,272
2015	13.755464	13.895137	1.02%	1,272
2014	12.749489	13.755464	7.89%	3,176
2013	9.683662	12.749489	31.66%	3,176
2012	8.512790	9.683662	13.75%	3,836
2011	8.980902	8.512790	-5.21%	7,834
2010	7.948024	8.980902	13.00%	10,011
2009	6.273070	7.948024	26.70%	7,225
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.726807	13.586007	-13.61%	0
2017	14.038742	15.726807	12.02%	0
2016	12.350084	14.038742	13.67%	0
2015	13.057321	12.350084	-5.42%	0
2014	12.091986	13.057321	7.98%	0
2013	9.142537	12.091986	32.26%	0
2012	7.937921	9.142537	15.18%	748
2011	8.629506	7.937921	-8.01%	748
2010	7.814020	8.629506	10.44%	4,965
2009	6.261242	7.814020	24.80%	4,965

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.457551	15.892523	-8.96%	1,078
2017	13.975373	17.457551	24.92%	1,647
2016	13.452434	13.975373	3.89%	1,647
2015	13.781662	13.452434	-2.39%	1,647
2014	13.565524	13.781662	1.59%	4,111
2013	9.991851	13.565524	35.77%	4,111
2012	8.898342	9.991851	12.29%	4,111
2011	9.507383	8.898342	-6.41%	4,111
2010	7.674790	9.507383	23.88%	4,111
2009	6.183862	7.674790	24.11%	4,830
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.254921	17.227576	-14.95%	1,489
2017	18.163865	20.254921	11.51%	2,275
2016	15.768607	18.163865	15.19%	2,275
2015	16.577025	15.768607	-4.88%	2,275
2014	14.462419	16.577025	14.62%	5,678
2013	10.882378	14.462419	32.90%	5,678
2012	9.549696	10.882378	13.96%	5,678
2011	9.980860	9.549696	-4.32%	5,678
2010	8.517404	9.980860	17.18%	5,678
2009	6.664890	8.517404	27.80%	6,601
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.853890	24.139204	-10.11%	0
2017	21.993513	26.853890	22.10%	0
2016	20.778197	21.993513	5.85%	0
2015	21.101359	20.778197	-1.53%	0
2014	21.009754	21.101359	0.44%	0
2013	14.900378	21.009754	41.00%	0
2012	13.451732	14.900378	10.77%	0
2011	13.852001	13.451732	-2.89%	0
2010	11.303862	13.852001	22.54%	0
2009	9.073640	11.303862	24.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	38.187056	30.995463	-18.83%	0
2017	35.846259	38.187056	6.53%	0
2016	29.132272	35.846259	23.05%	0
2015	31.738219	29.132272	-8.21%	0
2014	30.349267	31.738219	4.58%	0
2013	22.127653	30.349267	37.16%	0
2012	18.778768	22.127653	17.83%	0
2011	20.276810	18.778768	-7.39%	0
2010	16.367565	20.276810	23.88%	849
2009	13.276762	16.367565	23.28%	849

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	35.779475	30.544464	-14.63%	0
2017	32.267099	35.779475	10.89%	0
2016	26.880557	32.267099	20.04%	0
2015	27.973344	26.880557	-3.91%	0
2014	28.400971	27.973344	-1.51%	0
2013	20.629507	28.400971	37.67%	0
2012	18.278961	20.629507	12.86%	0
2011	19.810426	18.278961	-7.73%	0
2010	16.182369	19.810426	22.42%	2,282
2009	12.289743	16.182369	31.67%	2,355
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.200294	25.588974	-2.33%	1,631
2017	22.243686	26.200294	17.79%	2,493
2016	20.428485	22.243686	8.89%	2,493
2015	20.718925	20.428485	-1.40%	2,493
2014	18.917203	20.718925	9.52%	6,223
2013	14.766366	18.917203	28.11%	6,223
2012	13.242415	14.766366	11.51%	6,223
2011	13.468070	13.242415	-1.68%	6,223
2010	12.143921	13.468070	10.90%	6,223
2009	9.874518	12.143921	22.98%	8,376
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.587031	12.767029	-6.04%	0
2017	13.067760	13.587031	3.97%	0
2016	12.447076	13.067760	4.99%	0
2015	13.470072	12.447076	-7.59%	0
2014	10.692960	13.470072	25.97%	0
2013	10.629742	10.692960	0.59%	0
2012	9.389638	10.629742	13.21%	0
2011	9.031330	9.389638	3.97%	273
2010	7.102175	9.031330	27.16%	2,329
2009	5.555654	7.102175	27.84%	8,564
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.516355	15.387540	-6.83%	0
2017	13.908851	16.516355	18.75%	0
2016	12.746506	13.908851	9.12%	0
2015	12.891727	12.746506	-1.13%	0
2014	11.639404	12.891727	10.76%	0
2013*	10.000000	11.639404	16.39%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.774306	9.651362	-1.26%	0
2017	9.823183	9.774306	-0.50%	0
2016	9.784401	9.823183	0.40%	0
2015	10.023374	9.784401	-2.38%	0
2014	10.182854	10.023374	-1.57%	0
2013	10.385034	10.182854	-1.95%	0
2012	10.242058	10.385034	1.40%	0
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.801213	13.719933	-13.17%	0
2017	14.127509	15.801213	11.85%	0
2016	11.932008	14.127509	18.40%	0
2015	12.807001	11.932008	-6.83%	0
2014	12.505847	12.807001	2.41%	0
2013*	10.000000	12.505847	25.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.955829	13.175031	-17.43%	1,549
2017	13.273279	15.955829	20.21%	2,368
2016	13.400887	13.273279	-0.95%	2,368
2015	14.237119	13.400887	-5.87%	2,368
2014	15.824380	14.237119	-10.03%	5,910
2013	13.452307	15.824380	17.63%	5,910
2012	11.487094	13.452307	17.11%	5,910
2011	13.391270	11.487094	-14.22%	5,910
2010	12.855533	13.391270	4.17%	5,910
2009*	10.000000	12.855533	28.56%	8,444
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	15.147288	12.320107	-18.66%	0
2017	12.198975	15.147288	24.17%	0
2016	12.683911	12.198975	-3.82%	0
2015	12.754511	12.683911	-0.55%	0
2014	13.462250	12.754511	-5.26%	0
2013	11.663772	13.462250	15.42%	0
2012	10.051029	11.663772	16.05%	0
2011	11.704485	10.051029	-14.13%	0
2010	9.793202	11.704485	19.52%	0
2009	7.432955	9.793202	31.75%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	34.402807	31.483713	-8.49%	0
2017	28.195058	34.402807	22.02%	0
2016	27.633512	28.195058	2.03%	0
2015	27.934017	27.633512	-1.08%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.386922	9.287308	-1.06%	0
2017	9.498196	9.386922	-1.17%	0
2016	9.579637	9.498196	-0.85%	0
2015	9.762187	9.579637	-1.87%	0
2014	9.906069	9.762187	-1.45%	0
2013	10.051396	9.906069	-1.45%	0
2012	9.810513	10.051396	2.46%	0
2011	9.986428	9.810513	-1.76%	0
2010	9.683630	9.986428	3.13%	3,216
2009	8.723651	9.683630	11.00%	5,069
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.986427	25.839964	-7.67%	0
2017	24.124355	27.986427	16.01%	0
2016	22.417042	24.124355	7.62%	0
2015	22.992821	22.417042	-2.50%	0
2014	21.266187	22.992821	8.12%	0
2013	15.777974	21.266187	34.78%	0
2012	14.515258	15.777974	8.70%	0
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	37.046063	31.422635	-15.18%	0
2017	27.742686	37.046063	33.53%	0
2016	28.366295	27.742686	-2.20%	0
2015	27.934174	28.366295	1.55%	0
2014	27.944310	27.934174	-0.04%	0
2013	22.465264	27.944310	24.39%	0
2012	18.963486	22.465264	18.47%	0
2011	21.164432	18.963486	-10.40%	0
2010	18.674532	21.164432	13.33%	0
2009	13.681218	18.674532	36.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.256362	9.588969	-6.51%	0
2017	9.874342	10.256362	3.87%	0
2016	9.486116	9.874342	4.09%	0
2015	9.932170	9.486116	-4.49%	0
2014	9.893546	9.932170	0.39%	0
2013	10.137827	9.893546	-2.41%	0
2012*	10.000000	10.137827	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.714202	8.441594	-21.21%	0
2017	8.650185	10.714202	23.86%	0
2016	9.077206	8.650185	-4.70%	0
2015	8.988043	9.077206	0.99%	0
2014*	10.000000	8.988043	-10.12%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.672231	24.907139	-9.99%	1,552
2017	24.220371	27.672231	14.25%	2,371
2016	22.215804	24.220371	9.02%	2,371
2015	21.997339	22.215804	0.99%	2,371
2014	20.342014	21.997339	8.14%	5,918
2013	15.800170	20.342014	28.75%	5,918
2012	13.833864	15.800170	14.21%	5,918
2011	14.167352	13.833864	-2.35%	5,918
2010	12.487411	14.167352	13.45%	9,963
2009	9.960457	12.487411	25.37%	11,569
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	39.445536	34.560789	-12.38%	0
2017	35.351144	39.445536	11.58%	0
2016	30.668976	35.351144	15.27%	0
2015	33.342792	30.668976	-8.02%	0
2014	30.487417	33.342792	9.37%	0
2013	22.133651	30.487417	37.74%	0
2012	19.204473	22.133651	15.25%	0
2011	20.084220	19.204473	-4.38%	222
2010	16.662466	20.084220	20.54%	275
2009	12.427622	16.662466	34.08%	281
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.143054	10.318904	-7.40%	0
2017	10.033269	11.143054	11.06%	0
2016	9.071907	10.033269	10.60%	0
2015	10.198911	9.071907	-11.05%	0
2014	10.365238	10.198911	-1.60%	0
2013	10.570625	10.365238	-1.94%	0
2012*	10.000000	10.570625	5.71%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.318045	9.617744	-6.79%	0
2017	9.594984	10.318045	7.54%	0
2016	8.652039	9.594984	10.90%	0
2015	9.047108	8.652039	-4.37%	0
2014	9.108516	9.047108	-0.67%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.336213	10.650294	-6.05%	0
2017	10.450942	11.336213	8.47%	0
2016	10.368032	10.450942	0.80%	0
2015	11.403258	10.368032	-9.08%	0
2014	11.606988	11.403258	-1.76%	0
2013	12.682788	11.606988	-8.48%	0
2012	12.305093	12.682788	3.07%	0
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.716703	10.520709	-1.83%	802
2017	10.805073	10.716703	-0.82%	1,225
2016	10.888496	10.805073	-0.77%	1,225
2015	11.093216	10.888496	-1.85%	1,225
2014	11.241278	11.093216	-1.32%	3,057
2013	11.503255	11.241278	-2.28%	3,057
2012	11.106030	11.503255	3.58%	3,057
2011	11.224697	11.106030	-1.06%	3,057
2010	10.894646	11.224697	3.03%	3,057
2009*	10.000000	10.894646	8.95%	3,093
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.084781	10.017876	-0.66%	0
2017	10.063287	10.084781	0.21%	0
2016*	10.000000	10.063287	0.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.595843	10.311548	-2.68%	0
2017	10.319874	10.595843	2.67%	0
2016	10.269921	10.319874	0.49%	0
2015	10.449787	10.269921	-1.72%	0
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.207440	10.044620	-10.38%	0
2017*	10.000000	11.207440	12.07%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.214489	13.250079	0.27%	0
2017	10.305404	13.214489	28.23%	0
2016*	10.000000	10.305404	3.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.585192	15.514986	-20.78%	0
2017	15.795322	19.585192	23.99%	0
2016	16.530564	15.795322	-4.45%	0
2015	16.852958	16.530564	-1.91%	0
2014	18.456705	16.852958	-8.69%	0
2013	14.712779	18.456705	25.45%	0
2012	12.321063	14.712779	19.41%	0
2011	15.143020	12.321063	-18.64%	0
2010	14.050935	15.143020	7.77%	0
2009	11.509787	14.050935	22.08%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.140700	32.735636	-1.22%	0
2017	26.575298	33.140700	24.70%	0
2016	30.386149	26.575298	-12.54%	0
2015	27.582450	30.386149	10.16%	0
2014	21.459021	27.582450	28.54%	0
2013	14.555434	21.459021	47.43%	0
2012	11.344069	14.555434	28.31%	0
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.178363	5.032085	-29.90%	0
2017	7.475540	7.178363	-3.98%	0
2016	5.321370	7.475540	40.48%	0
2015	8.185408	5.321370	-34.99%	0
2014	10.361592	8.185408	-21.00%	0
2013	9.591019	10.361592	8.03%	0
2012*	10.000000	9.591019	-4.09%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.342584	5.157631	-29.76%	0
2017	7.625306	7.342584	-3.71%	0
2016	5.416751	7.625306	40.77%	0
2015	8.309679	5.416751	-34.81%	0
2014	10.487293	8.309679	-20.76%	0
2013	9.686419	10.487293	8.27%	0
2012*	10.000000	9.686419	-3.14%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	22.908205	19.451287	-15.09%	0
2017	18.493453	22.908205	23.87%	0
2016	18.171559	18.493453	1.77%	0
2015	19.148187	18.171559	-5.10%	0
2014	17.739581	19.148187	7.94%	0
2013	13.522643	17.739581	31.18%	0
2012	11.873421	13.522643	13.89%	0
2011	13.009656	11.873421	-8.73%	0
2010	11.822353	13.009656	10.04%	0
2009	9.499169	11.822353	24.46%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	19.041547	18.107421	-4.91%	0
2017	17.317711	19.041547	9.95%	0
2016	16.419633	17.317711	5.47%	0
2015	16.556501	16.419633	-0.83%	0
2014	14.317490	16.556501	15.64%	0
2013	12.218469	14.317490	17.18%	0
2012	11.036253	12.218469	10.71%	0
2011	10.580520	11.036253	4.31%	0
2010	9.534664	10.580520	10.97%	0
2009	8.431188	9.534664	13.09%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	24.635309	24.194022	-1.79%	0
2017	18.684845	24.635309	31.85%	0
2016	18.976444	18.684845	-1.54%	0
2015	19.116681	18.976444	-0.73%	0
2014	18.790645	19.116681	1.74%	0
2013	13.714254	18.790645	37.02%	0
2012	11.630404	13.714254	17.92%	0
2011	12.569882	11.630404	-7.47%	0
2010*	10.000000	12.569882	25.70%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.357289	27.143946	-0.78%	0
2017	22.190095	27.357289	23.29%	0
2016	21.024512	22.190095	5.54%	0
2015	22.101703	21.024512	-4.87%	0
2014	22.996187	22.101703	-3.89%	0
2013	15.627386	22.996187	47.15%	0
2012	14.791041	15.627386	5.65%	0
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.357828	11.208026	-9.30%	0
2017	11.040732	12.357828	11.93%	0
2016	10.909664	11.040732	1.20%	0
2015	11.290479	10.909664	-3.37%	0
2014	11.067087	11.290479	2.02%	0
2013	10.099288	11.067087	9.58%	0
2012*	10.000000	10.099288	0.99%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	28.379791	26.156688	-7.83%	0
2017	24.441234	28.379791	16.11%	0
2016	22.475855	24.441234	8.74%	0
2015	22.635044	22.475855	-0.70%	0
2014	21.155170	22.635044	7.00%	0
2013	16.054899	21.155170	31.77%	0
2012	13.987923	16.054899	14.78%	0
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.617208	-23.83%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	40.227133	33.354373	-17.08%	0
2017	36.408893	40.227133	10.49%	0
2016	29.799540	36.408893	22.18%	0
2015	32.276721	29.799540	-7.67%	192
2014	30.261854	32.276721	6.66%	194
2013	22.458355	30.261854	34.75%	196
2012	19.364694	22.458355	15.98%	0
2011	21.645669	19.364694	-10.54%	0
2010	17.465534	21.645669	23.93%	0
2009	12.505596	17.465534	39.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.537282	11.926630	-4.87%	370
2017	12.351936	12.537282	1.50%	347
2016	12.085906	12.351936	2.20%	1,292
2015	12.657600	12.085906	-4.52%	1,337
2014	12.516108	12.657600	1.13%	1,315
2013	13.969137	12.516108	-10.40%	360
2012	13.288066	13.969137	5.13%	2,123
2011	12.145743	13.288066	9.41%	2,166
2010	11.802059	12.145743	2.91%	9,423
2009	10.937930	11.802059	7.90%	10,935

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	27.331372	24.829559	-9.15%	0
2017	23.205659	27.331372	17.78%	0
2016	20.938234	23.205659	10.83%	0
2015	22.740239	20.938234	-7.92%	0
2014	20.678064	22.740239	9.97%	0
2013	15.589639	20.678064	32.64%	0
2012	13.913299	15.589639	12.05%	0
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.692468	23.593780	-14.80%	0
2017	25.374833	27.692468	9.13%	0
2016	21.119632	25.374833	20.15%	0
2015	21.918914	21.119632	-3.65%	0
2014	19.261251	21.918914	13.80%	90
2013	15.145649	19.261251	27.17%	97
2012	13.311218	15.145649	13.78%	104
2011	13.711769	13.311218	-2.92%	2,027
2010	11.771784	13.711769	16.48%	2,662
2009	9.263543	11.771784	27.08%	3,187
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.618982	10.094515	-4.94%	0
2017	10.129147	10.618982	4.84%	0
2016	9.170291	10.129147	10.46%	0
2015*	10.000000	9.170291	-8.30%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.874908	9.596670	-2.82%	472
2017	9.772808	9.874908	1.04%	433
2016	9.742291	9.772808	0.31%	380
2015*	10.000000	9.742291	-2.58%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.589432	11.409599	-9.37%	0
2017	11.038366	12.589432	14.05%	0
2016	9.714392	11.038366	13.63%	0
2015*	10.000000	9.714392	-2.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	16.061355	14.530599	-9.53%	0
2017	14.427148	16.061355	11.33%	0
2016	14.195594	14.427148	1.63%	0
2015	14.646763	14.195594	-3.08%	0
2014	14.677369	14.646763	-0.21%	0
2013	13.103201	14.677369	12.01%	0
2012	12.171792	13.103201	7.65%	0
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.152386	9.540617	-6.03%	0
2017*	10.000000	10.152386	1.52%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.179793	13.154377	-18.70%	0
2017	14.787159	16.179793	9.42%	0
2016	11.521766	14.787159	28.34%	0
2015	12.582057	11.521766	-8.43%	0
2014	12.168294	12.582057	3.40%	0
2013*	10.000000	12.168294	21.68%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.130826	10.837279	-17.47%	638
2017	11.658186	13.130826	12.63%	640
2016	10.336229	11.658186	12.79%	651
2015	10.830491	10.336229	-4.56%	0
2014*	10.000000	10.830491	8.30%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	41.272688	36.774684	-10.90%	0
2017	37.503708	41.272688	10.05%	0
2016	30.467372	37.503708	23.09%	0
2015	31.863244	30.467372	-4.38%	0
2014	30.961078	31.863244	2.91%	51
2013	22.474371	30.961078	37.76%	1,420
2012	19.835131	22.474371	13.31%	2,253
2011	20.146375	19.835131	-1.54%	3,241
2010	16.354284	20.146375	23.19%	3,433
2009	13.361291	16.354284	22.40%	1,093

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.519423	27.493199	-6.86%	0
2017	24.874226	29.519423	18.67%	0
2016	22.797927	24.874226	9.11%	0
2015	23.086481	22.797927	-1.25%	0
2014	20.849501	23.086481	10.73%	869
2013	16.169811	20.849501	28.94%	869
2012	14.303996	16.169811	13.04%	1,898
2011	14.377214	14.303996	-0.51%	7,425
2010	12.821532	14.377214	12.13%	7,425
2009	10.390411	12.821532	23.40%	5,822
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	26.006995	23.649499	-9.06%	0
2017	20.914245	26.006995	24.35%	0
2016	19.846568	20.914245	5.38%	0
2015	20.837798	19.846568	-4.76%	0
2014	19.739772	20.837798	5.56%	117
2013	16.687695	19.739772	18.29%	122
2012	15.477413	16.687695	7.82%	0
2011	14.538119	15.477413	6.46%	1,438
2010	12.907789	14.538119	12.63%	0
2009	10.786840	12.907789	19.66%	264
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	24.657263	19.480916	-20.99%	0
2017	20.249525	24.657263	21.77%	0
2016	17.709367	20.249525	14.34%	0
2015	18.557356	17.709367	-4.57%	0
2014	18.708238	18.557356	-0.81%	0
2013	12.892566	18.708238	45.11%	0
2012	10.952939	12.892566	17.71%	0
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.327162	10.100426	-2.20%	0
2017	10.197053	10.327162	1.28%	0
2016	9.559951	10.197053	6.66%	0
2015	9.862874	9.559951	-3.07%	0
2014	10.017111	9.862874	-1.54%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.026932	-9.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.926251	12.554182	-2.88%	0
2017	12.725631	12.926251	1.58%	0
2016	12.554452	12.725631	1.36%	0
2015	12.880357	12.554452	-2.53%	0
2014	12.710153	12.880357	1.34%	0
2013	12.886085	12.710153	-1.37%	0
2012	12.027057	12.886085	7.14%	0
2011	12.044597	12.027057	-0.15%	0
2010	11.361897	12.044597	6.01%	0
2009	9.658725	11.361897	17.63%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.200226	-18.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.838739	14.843531	-6.28%	0
2017	14.342129	15.838739	10.44%	0
2016	13.920827	14.342129	3.03%	0
2015	14.295277	13.920827	-2.62%	0
2014	14.011870	14.295277	2.02%	0
2013	12.643856	14.011870	10.82%	0
2012	11.574966	12.643856	9.23%	2,851
2011	11.873459	11.574966	-2.51%	2,856
2010	10.776056	11.873459	10.18%	731
2009	8.879971	10.776056	21.35%	734
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	17.030743	15.657816	-8.06%	0
2017	14.962036	17.030743	13.83%	0
2016	14.443940	14.962036	3.59%	0
2015	14.821828	14.443940	-2.55%	5,089
2014	14.474615	14.821828	2.40%	5,089
2013	12.785948	14.474615	13.21%	0
2012	11.551050	12.785948	10.69%	0
2011	11.946635	11.551050	-3.31%	1,918
2010	10.673348	11.946635	11.93%	1,921
2009	8.481095	10.673348	25.85%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.536369	16.683380	-10.00%	0
2017	15.686541	18.536369	18.17%	0
2016	15.062039	15.686541	4.15%	0
2015	15.467076	15.062039	-2.62%	0
2014	15.083411	15.467076	2.54%	398
2013	12.690069	15.083411	18.86%	418
2012	11.254305	12.690069	12.76%	430
2011	11.829935	11.254305	-4.87%	4,386
2010	10.426657	11.829935	13.46%	4,455
2009	8.118923	10.426657	28.42%	8,484

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.799710	11.037556	-6.46%	0
2017	10.379279	11.799710	13.69%	0
2016*	10.000000	10.379279	3.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.557870	11.457213	-26.36%	0
2017	16.344257	15.557870	-4.81%	0
2016	12.504226	16.344257	30.71%	0
2015	16.117204	12.504226	-22.42%	0
2014	18.872608	16.117204	-14.60%	0
2013	15.527989	18.872608	21.54%	0
2012	15.144867	15.527989	2.53%	0
2011	16.317591	15.144867	-7.19%	0
2010	13.987693	16.317591	16.66%	0
2009	9.681824	13.987693	44.47%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.585818	22.907168	-10.47%	0
2017	23.198359	25.585818	10.29%	0
2016	20.129717	23.198359	15.24%	462
2015	21.471624	20.129717	-6.25%	919
2014	20.217816	21.471624	6.20%	1,525
2013	16.155606	20.217816	25.14%	1,219
2012	14.098424	16.155606	14.59%	2,354
2011	14.306539	14.098424	-1.45%	4,525
2010	12.716264	14.306539	12.51%	5,188
2009	10.000530	12.716264	27.16%	5,465
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.789088	11.368158	-11.11%	0
2017	11.201769	12.789088	14.17%	0
2016*	10.000000	11.201769	12.02%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.413591	30.617218	-2.54%	308
2017	23.799118	31.413591	31.99%	357
2016	24.175276	23.799118	-1.56%	395
2015	23.099004	24.175276	4.66%	334
2014	21.253794	23.099004	8.68%	496
2013	15.962768	21.253794	33.15%	540
2012	14.253099	15.962768	12.00%	190
2011	14.562929	14.253099	-2.13%	211
2010	12.009351	14.562929	21.26%	233
2009	9.586162	12.009351	25.28%	5,611

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.230944	12.849635	-2.88%	0
2017	12.995201	13.230944	1.81%	0
2016	12.704293	12.995201	2.29%	0
2015	13.088037	12.704293	-2.93%	2,535
2014	12.657694	13.088037	3.40%	4,467
2013	13.202218	12.657694	-4.12%	14,744
2012	12.770479	13.202218	3.38%	21,156
2011	12.186292	12.770479	4.79%	23,725
2010	11.574050	12.186292	5.29%	28,463
2009	10.238451	11.574050	13.04%	42,160
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	42.820145	35.723508	-16.57%	0
2017	36.284131	42.820145	18.01%	0
2016	33.112218	36.284131	9.58%	0
2015	34.382591	33.112218	-3.69%	174
2014	33.122328	34.382591	3.80%	619
2013	24.900640	33.122328	33.02%	2,192
2012	22.202713	24.900640	12.15%	3,143
2011	25.439024	22.202713	-12.72%	7,062
2010	20.209885	25.439024	25.87%	6,569
2009	14.771355	20.209885	36.82%	14,090
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.460845	20.338794	-16.85%	0
2017	19.220118	24.460845	27.27%	0
2016	20.723042	19.220118	-7.25%	0
2015	20.492118	20.723042	1.13%	0
2014	22.825612	20.492118	-10.22%	0
2013	17.911606	22.825612	27.43%	0
2012	15.199276	17.911606	17.85%	0
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.981023	10.970913	-8.43%	0
2017	11.792508	11.981023	1.60%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	34.248761	27.658853	-19.24%	0
2017	29.374803	34.248761	16.59%	0
2016	27.457345	29.374803	6.98%	0
2015	28.970697	27.457345	-5.22%	0
2014	27.782662	28.970697	4.28%	0
2013	21.798579	27.782662	27.45%	0
2012	17.524295	21.798579	24.39%	0
2011	19.678013	17.524295	-10.94%	2,679
2010	15.909472	19.678013	23.69%	2,637
2009	10.340763	15.909472	53.85%	5,083

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.378577	11.832401	-11.56%	0
2017	12.202941	13.378577	9.63%	0
2016	11.012447	12.202941	10.81%	0
2015	11.993944	11.012447	-8.18%	0
2014	11.911984	11.993944	0.69%	0
2013	9.830592	11.911984	21.17%	0
2012	8.706930	9.830592	12.91%	0
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.604021	14.617081	-6.32%	0
2017	14.532036	15.604021	7.38%	0
2016	13.017354	14.532036	11.64%	0
2015	14.305828	13.017354	-9.01%	0
2014	13.967963	14.305828	2.42%	0
2013	12.521814	13.967963	11.55%	0
2012	11.354426	12.521814	10.28%	0
2011	11.327373	11.354426	0.24%	0
2010	10.268844	11.327373	10.31%	595
2009	7.735514	10.268844	32.75%	595
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	29.664835	27.564611	-7.08%	0
2017	25.132268	29.664835	18.03%	0
2016	22.121066	25.132268	13.61%	0
2015	23.451094	22.121066	-5.67%	0
2014	22.032252	23.451094	6.44%	1,010
2013	17.352749	22.032252	26.97%	1,010
2012	15.832050	17.352749	9.61%	1,641
2011	15.255724	15.832050	3.78%	14,419
2010	12.916245	15.255724	18.11%	15,598
2009	11.243269	12.916245	14.88%	18,582
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	37.799637	32.236596	-14.72%	0
2017	34.891526	37.799637	8.33%	0
2016	27.374044	34.891526	27.46%	0
2015	30.191621	27.374044	-9.33%	408
2014	30.664291	30.191621	-1.54%	708
2013	22.990371	30.664291	33.38%	2,066
2012	19.837005	22.990371	15.90%	3,829
2011	21.053389	19.837005	-5.78%	5,755
2010	16.771307	21.053389	25.53%	5,852
2009	13.263898	16.771307	26.44%	10,835

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.564997	9.532522	-17.57%	0
2017	8.412682	11.564997	37.47%	0
2016	7.316455	8.412682	14.98%	0
2015	9.295836	7.316455	-21.29%	0
2014*	10.000000	9.295836	-7.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.276441	18.438562	-17.23%	0
2017	19.497990	22.276441	14.25%	0
2016	18.581789	19.497990	4.93%	0
2015	20.298468	18.581789	-8.46%	0
2014	23.331260	20.298468	-13.00%	0
2013	19.379803	23.331260	20.39%	0
2012	16.743601	19.379803	15.74%	0
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.112346	9.092780	-0.21%	0
2017	9.131417	9.112346	-0.21%	0
2016	9.060502	9.131417	0.78%	0
2015	9.671224	9.060502	-6.31%	0
2014	9.700854	9.671224	-0.31%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.999485	11.236788	-6.36%	0
2017	10.835418	11.999485	10.74%	0
2016	10.607097	10.835418	2.15%	0
2015	11.503874	10.607097	-7.80%	0
2014	11.304616	11.503874	1.76%	0
2013	10.167635	11.304616	11.18%	0
2012*	10.000000	10.167635	1.68%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.354726	-6.45%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.957046	9.252187	-7.08%	0
2017	9.809567	9.957046	1.50%	0
2016	10.068100	9.809567	-2.57%	0
2015	10.097385	10.068100	-0.29%	0
2014	9.854783	10.097385	2.46%	0
2013*	10.000000	9.854783	-1.45%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.710646	16.662112	-5.92%	0
2017	14.240486	17.710646	24.37%	0
2016	14.257541	14.240486	-0.12%	0
2015	13.902985	14.257541	2.55%	0
2014	13.128774	13.902985	5.90%	513
2013	9.592755	13.128774	36.86%	573
2012*	10.000000	9.592755	-4.07%	1,747
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.805622	12.811761	-13.47%	0
2017	13.189561	14.805622	12.25%	0
2016	11.904712	13.189561	10.79%	0
2015	12.703933	11.904712	-6.29%	0
2014	12.457051	12.703933	1.98%	0
2013	9.904825	12.457051	25.77%	0
2012*	10.000000	9.904825	-0.95%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.908849	14.658004	-7.86%	0
2017	13.303405	15.908849	19.58%	0
2016	13.510672	13.303405	-1.53%	0
2015	13.658221	13.510672	-1.08%	0
2014	12.954788	13.658221	5.43%	0
2013	9.686824	12.954788	33.74%	0
2012*	10.000000	9.686824	-3.13%	1,539
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.981312	13.867274	-7.44%	0
2017	12.937600	14.981312	15.80%	0
2016	13.562685	12.937600	-4.61%	0
2015	15.115308	13.562685	-10.27%	0
2014	16.297741	15.115308	-7.26%	0
2013	13.303702	16.297741	22.51%	0
2012	11.403036	13.303702	16.67%	0
2011	12.551668	11.403036	-9.15%	0
2010	11.797263	12.551668	6.39%	0
2009*	10.000000	11.797263	17.97%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.624780	12.096854	-4.18%	0
2017	12.087526	12.624780	4.44%	0
2016	10.626022	12.087526	13.75%	0
2015	11.609166	10.626022	-8.47%	0
2014	11.636539	11.609166	-0.24%	0
2013	10.756707	11.636539	8.18%	0
2012*	10.000000	10.756707	7.57%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	16.016357	15.668950	-2.17%	0
2017	12.891506	16.016357	24.24%	0
2016	12.408419	12.891506	3.89%	0
2015	13.452185	12.408419	-7.76%	0
2014	12.738315	13.452185	5.60%	0
2013	10.013576	12.738315	27.21%	0
2012*	10.000000	10.013576	0.14%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	25.428689	24.999106	-1.69%	0
2017	21.985379	25.428689	15.66%	0
2016	21.525001	21.985379	2.14%	0
2015	21.896850	21.525001	-1.70%	0
2014	20.664140	21.896850	5.97%	0
2013	17.618348	20.664140	17.29%	0
2012	15.873998	17.618348	10.99%	0
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.856624	9.524387	-3.37%	472
2017	9.740863	9.856624	1.19%	435
2016	9.732986	9.740863	0.08%	381
2015*	10.000000	9.732986	-2.67%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.331710	38.167114	-0.43%	0
2017	30.117230	38.331710	27.28%	0
2016	30.175337	30.117230	-0.19%	0
2015	27.535550	30.175337	9.59%	0
2014	25.930457	27.535550	6.19%	106
2013	20.236256	25.930457	28.14%	390
2012	16.689381	20.236256	21.25%	402
2011	18.318292	16.689381	-8.89%	470
2010	17.572410	18.318292	4.24%	842
2009	12.292714	17.572410	42.95%	830
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.773268	22.494959	-1.22%	0
2017	16.050898	22.773268	41.88%	0
2016	14.399596	16.050898	11.47%	0
2015	14.055504	14.399596	2.45%	0
2014	13.129661	14.055504	7.05%	0
2013	9.905487	13.129661	32.55%	0
2012*	10.000000	9.905487	-0.95%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	28.640129	23.791493	-16.93%	0
2017	22.363430	28.640129	28.07%	0
2016	24.484192	22.363430	-8.66%	0
2015	27.424288	24.484192	-10.72%	0
2014	31.869561	27.424288	-13.95%	0
2013	28.484938	31.869561	11.88%	0
2012	25.708882	28.484938	10.80%	0
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.585609	8.439087	-20.28%	0
2017	8.458267	10.585609	25.15%	0
2016	7.152777	8.458267	18.25%	0
2015	9.139356	7.152777	-21.74%	0
2014	9.789409	9.139356	-6.64%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.088315	9.773931	-3.12%	0
2017	9.920786	10.088315	1.69%	0
2016*	10.000000	9.920786	-0.79%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.076144	15.466335	-3.79%	0
2017	12.997400	16.076144	23.69%	0
2016	12.201816	12.997400	6.52%	0
2015	12.736892	12.201816	-4.20%	314
2014	14.064242	12.736892	-9.44%	319
2013	10.172689	14.064242	38.25%	279
2012*	10.000000	10.172689	1.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	32.076443	28.146963	-12.25%	419
2017	27.918863	32.076443	14.89%	417
2016	25.063313	27.918863	11.39%	899
2015	25.842325	25.063313	-3.01%	1,510
2014	23.952869	25.842325	7.89%	2,379
2013	18.043582	23.952869	32.75%	6,647
2012	15.905352	18.043582	13.44%	11,371
2011	16.321966	15.905352	-2.55%	18,620
2010	14.990464	16.321966	8.88%	19,875
2009	12.504566	14.990464	19.88%	24,081

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.968719	16.762409	-11.63%	0
2017	15.277072	18.968719	24.16%	0
2016	15.026600	15.277072	1.67%	0
2015	14.436485	15.026600	4.09%	197
2014	14.580986	14.436485	-0.99%	461
2013	11.668920	14.580986	24.96%	450
2012	10.281748	11.668920	13.49%	0
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.579133	12.384368	-1.55%	0
2017	10.029642	12.579133	25.42%	0
2016	9.678761	10.029642	3.63%	0
2015*	10.000000	9.678761	-3.21%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.632190	12.252871	-3.00%	0
2017	12.184167	12.632190	3.68%	0
2016	11.755876	12.184167	3.64%	0
2015	12.108830	11.755876	-2.91%	0
2014	11.498629	12.108830	5.31%	0
2013	11.813836	11.498629	-2.67%	0
2012	11.051863	11.813836	6.89%	0
2011	10.709575	11.051863	3.20%	0
2010	10.237153	10.709575	4.61%	238
2009	9.559941	10.237153	7.08%	269
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.257282	21.162343	-9.01%	0
2017	21.676894	23.257282	7.29%	0
2016	20.022059	21.676894	8.27%	0
2015	20.694843	20.022059	-3.25%	0
2014	20.544962	20.694843	0.73%	0
2013	22.999716	20.544962	-10.67%	0
2012	19.931276	22.999716	15.40%	0
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.146863	9.148955	-9.83%	0
2017	9.208705	10.146863	10.19%	0
2016	8.181152	9.208705	12.56%	0
2015*	10.000000	8.181152	-18.19%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.476441	16.787329	-9.14%	0
2017	16.058345	18.476441	15.06%	0
2016	14.775883	16.058345	8.68%	0
2015	16.258144	14.775883	-9.12%	0
2014	16.956943	16.258144	-4.12%	0
2013	13.129492	16.956943	29.15%	0
2012	10.937073	13.129492	20.05%	0
2011	11.273901	10.937073	-2.99%	1,551
2010*	10.000000	11.273901	12.74%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.177275	22.311475	-11.38%	0
2017	23.714716	25.177275	6.17%	0
2016	20.149278	23.714716	17.70%	0
2015	21.538248	20.149278	-6.45%	0
2014	19.478221	21.538248	10.58%	374
2013	15.110100	19.478221	28.91%	3,689
2012	13.486709	15.110100	12.04%	3,965
2011	13.708726	13.486709	-1.62%	11,391
2010	12.375076	13.708726	10.78%	12,358
2009*	10.000000	12.375076	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.364238	15.221069	-6.99%	44,202
2017	14.434525	16.364238	13.37%	45,151
2016	13.525972	14.434525	6.72%	46,105
2015	13.681474	13.525972	-1.14%	46,295
2014	13.310690	13.681474	2.79%	66,383
2013	11.028213	13.310690	20.70%	107,155
2012	9.735254	11.028213	13.28%	153,933
2011	9.852092	9.735254	-1.19%	134,256
2010	8.983685	9.852092	9.67%	122,984
2009	7.435416	8.983685	20.82%	87,106
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.891119	10.546731	-3.16%	14,513
2017	10.777935	10.891119	1.05%	14,522
2016	10.724241	10.777935	0.50%	13,313
2015	10.979650	10.724241	-2.33%	12,731
2014	10.683291	10.979650	2.77%	37,512
2013	11.200755	10.683291	-4.62%	52,596
2012	10.900226	11.200755	2.76%	59,946
2011	10.530616	10.900226	3.51%	63,451
2010	10.148537	10.530616	3.76%	75,884
2009	9.243153	10.148537	9.80%	43,932

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.984142	16.832134	-11.34%	379
2017	14.805268	18.984142	28.23%	392
2016	15.093694	14.805268	-1.91%	1,146
2015	14.470660	15.093694	4.31%	1,131
2014	14.514649	14.470660	-0.30%	1,395
2013	11.524943	14.514649	25.94%	3,533
2012	9.642894	11.524943	19.52%	3,270
2011	10.860433	9.642894	-11.21%	4,135
2010	9.966894	10.860433	8.97%	3,753
2009	7.189544	9.966894	38.63%	3,716
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.263039	18.732446	-2.75%	0
2017	15.395409	19.263039	25.12%	0
2016	14.417891	15.395409	6.78%	498
2015	13.837801	14.417891	4.19%	1,075
2014	13.079528	13.837801	5.80%	1,248
2013	10.307778	13.079528	26.89%	3,822
2012	8.968657	10.307778	14.93%	3,363
2011	9.611252	8.968657	-6.69%	7,212
2010	8.306090	9.611252	15.71%	5,370
2009	6.113361	8.306090	35.87%	5,496
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.274784	15.582979	-4.25%	9,175
2017	13.633401	16.274784	19.37%	10,451
2016	12.535173	13.633401	8.76%	12,479
2015	12.666441	12.535173	-1.04%	12,293
2014	11.737675	12.666441	7.91%	35,955
2013	9.016676	11.737675	30.18%	47,385
2012	7.868002	9.016676	14.60%	71,492
2011	8.220211	7.868002	-4.28%	80,557
2010	7.566033	8.220211	8.65%	99,675
2009	5.913455	7.566033	27.95%	54,367
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.971224	14.311442	-4.41%	311
2017	14.380930	14.971224	4.10%	288
2016	13.519510	14.380930	6.37%	1,116
2015	14.220555	13.519510	-4.93%	853
2014	13.982557	14.220555	1.70%	1,233
2013	14.444925	13.982557	-3.20%	841
2012	13.145245	14.444925	9.89%	2,819
2011	12.720750	13.145245	3.34%	5,795
2010	11.749549	12.720750	8.27%	6,722
2009	9.649035	11.749549	21.77%	6,831

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	28.166348	25.514619	-9.41%	0
2017	24.444797	28.166348	15.22%	0
2016	21.235775	24.444797	15.11%	0
2015	23.203218	21.235775	-8.48%	266
2014	21.758697	23.203218	6.64%	473
2013	16.426574	21.758697	32.46%	2,259
2012	14.199541	16.426574	15.68%	4,873
2011	14.882969	14.199541	-4.59%	9,888
2010	13.168073	14.882969	13.02%	9,220
2009	10.486221	13.168073	25.58%	9,326
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.805934	9.681676	-10.40%	0
2017	9.319140	10.805934	15.95%	0
2016	9.243528	9.319140	0.82%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.039934	0.40%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.906675	19.851464	-5.05%	0
2017	20.002296	20.906675	4.52%	0
2016	17.896590	20.002296	11.77%	0
2015	18.769942	17.896590	-4.65%	0
2014	18.695763	18.769942	0.40%	0
2013	17.835400	18.695763	4.82%	0
2012	15.903812	17.835400	12.15%	0
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.374200	15.225735	-7.01%	0
2017	13.405191	16.374200	22.15%	0
2016	12.058722	13.405191	11.17%	0
2015	12.466092	12.058722	-3.27%	0
2014	11.949694	12.466092	4.32%	0
2013	8.503886	11.949694	40.52%	0
2012	7.435009	8.503886	14.38%	0
2011	8.596188	7.435009	-13.51%	0
2010	7.609657	8.596188	12.96%	0
2009	5.081534	7.609657	49.75%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.472844	16.098965	-7.86%	0
2017	15.077691	17.472844	15.89%	0
2016	13.986333	15.077691	7.80%	0
2015	14.346379	13.986333	-2.51%	1,635
2014	13.260465	14.346379	8.19%	2,939
2013	9.775903	13.260465	35.64%	11,764
2012	8.965523	9.775903	9.04%	20,886
2011	9.466608	8.965523	-5.29%	27,926
2010	7.825648	9.466608	20.97%	29,488
2009	6.089368	7.825648	28.51%	48,277
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.558984	12.720068	-12.63%	0
2017	12.412747	14.558984	17.29%	0
2016	11.699729	12.412747	6.09%	0
2015	12.164071	11.699729	-3.82%	0
2014	11.890319	12.164071	2.30%	0
2013	9.380363	11.890319	26.76%	0
2012	8.249469	9.380363	13.71%	0
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.269685	12.179739	-8.21%	399
2017	12.095767	13.269685	9.71%	399
2016	11.643302	12.095767	3.89%	399
2015	12.020417	11.643302	-3.14%	399
2014	11.772357	12.020417	2.11%	37,985
2013	10.487632	11.772357	12.25%	50,777
2012	9.646172	10.487632	8.72%	49,564
2011	9.986977	9.646172	-3.41%	41,409
2010	9.239626	9.986977	8.09%	38,717
2009	7.876573	9.239626	17.31%	27,939
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.097627	12.673830	-10.10%	0
2017	12.433854	14.097627	13.38%	0
2016	11.833410	12.433854	5.07%	9,467
2015	12.250041	11.833410	-3.40%	153,696
2014	11.951410	12.250041	2.50%	215,048
2013	10.068560	11.951410	18.70%	328,779
2012	9.050311	10.068560	11.25%	333,116
2011	9.574150	9.050311	-5.47%	311,570
2010	8.701376	9.574150	10.03%	309,796
2009	7.158286	8.701376	21.56%	224,733

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.745729	11.198174	-4.66%	1,107
2017	11.279754	11.745729	4.13%	1,162
2016	11.013008	11.279754	2.42%	1,434
2015	11.332415	11.013008	-2.82%	7,979
2014	11.201751	11.332415	1.17%	37,883
2013	10.904150	11.201751	2.73%	47,303
2012	10.361633	10.904150	5.24%	48,676
2011	10.436119	10.361633	-0.71%	23,745
2010	9.981148	10.436119	4.56%	15,073
2009	9.020692	9.981148	10.65%	1,629
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.728069	10.675339	-8.98%	0
2017	10.437674	11.728069	12.36%	0
2016	10.099735	10.437674	3.35%	0
2015	10.779272	10.099735	-6.30%	0
2014	10.767145	10.779272	0.11%	0
2013*	10.000000	10.767145	7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.043653	10.955412	-9.04%	7,188
2017	10.443238	12.043653	15.32%	7,188
2016	10.042727	10.443238	3.99%	7,282
2015	10.784098	10.042727	-6.87%	0
2014	10.904919	10.784098	-1.11%	0
2013*	10.000000	10.904919	9.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.719987	12.478483	-9.05%	14,556
2017	12.295793	13.719987	11.58%	25,105
2016	11.765889	12.295793	4.50%	27,381
2015	12.147767	11.765889	-3.14%	51,765
2014	11.866058	12.147767	2.37%	54,310
2013	10.288671	11.866058	15.33%	54,893
2012	9.352918	10.288671	10.00%	41,346
2011	9.781278	9.352918	-4.38%	35,217
2010	8.970926	9.781278	9.03%	44,504
2009	7.514175	8.970926	19.39%	37,770
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.305303	12.672378	-11.41%	2,184
2017	12.375109	14.305303	15.60%	2,487
2016	11.747991	12.375109	5.34%	2,609
2015	12.183719	11.747991	-3.58%	3,030
2014	11.902125	12.183719	2.37%	4,838
2013	9.782469	11.902125	21.67%	7,060
2012	8.720778	9.782469	12.17%	50,221
2011	9.343985	8.720778	-6.67%	63,486
2010	8.423079	9.343985	10.93%	51,316
2009	6.797165	8.423079	23.92%	2,217

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.813410	11.945377	-6.77%	3,014
2017	11.910091	12.813410	7.58%	3,016
2016	11.476508	11.910091	3.78%	3,019
2015	11.848909	11.476508	-3.14%	56,223
2014	11.628374	11.848909	1.90%	53,201
2013	10.677747	11.628374	8.90%	53,201
2012	9.911812	10.677747	7.73%	74,900
2011	10.151402	9.911812	-2.36%	71,181
2010	9.509979	10.151402	6.74%	71,181
2009	8.254524	9.509979	15.21%	65,338
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.889720	11.558611	-2.78%	0
2017	11.656840	11.889720	2.00%	0
2016	11.338656	11.656840	2.81%	0
2015	11.684768	11.338656	-2.96%	1,885
2014	11.401917	11.684768	2.48%	3,261
2013	11.899810	11.401917	-4.18%	10,156
2012	11.309423	11.899810	5.22%	10,231
2011	10.873028	11.309423	4.01%	10,487
2010	10.401215	10.873028	4.54%	12,933
2009	9.783754	10.401215	6.31%	20,143
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.675526	12.227538	-3.53%	0
2017	12.476674	12.675526	1.59%	0
2016	12.332168	12.476674	1.17%	0
2015	12.662207	12.332168	-2.61%	0
2014	12.331817	12.662207	2.68%	0
2013	12.859829	12.331817	-4.11%	0
2012	12.263446	12.859829	4.86%	0
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.588381	11.946547	-12.08%	0
2017	11.773326	13.588381	15.42%	0
2016	10.795794	11.773326	9.05%	0
2015	11.387130	10.795794	-5.19%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.620093	11.387718	-9.77%	0
2017	11.323695	12.620093	11.45%	0
2016	10.633438	11.323695	6.49%	0
2015	11.056316	10.633438	-3.82%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.680130	26.678079	-3.62%	0
2017	22.249393	27.680130	24.41%	0
2016	21.994125	22.249393	1.16%	0
2015	21.432335	21.994125	2.62%	0
2014	20.165435	21.432335	6.28%	3,998
2013	15.113690	20.165435	33.42%	5,807
2012	13.036939	15.113690	15.93%	15,228
2011	13.656746	13.036939	-4.54%	30,629
2010	12.854703	13.656746	6.24%	31,858
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	33.741448	27.197282	-19.40%	0
2017	24.403185	33.741448	38.27%	0
2016	23.190795	24.403185	5.23%	0
2015	28.279190	23.190795	-17.99%	0
2014	30.641852	28.279190	-7.71%	0
2013	31.165522	30.641852	-1.68%	0
2012	27.212101	31.165522	14.53%	0
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.599537	11.349180	-2.16%	0
2017	11.605754	11.599537	-0.05%	0
2016	11.766749	11.605754	-1.37%	0
2015	12.032256	11.766749	-2.21%	1,817
2014	11.753335	12.032256	2.37%	3,449
2013	12.512938	11.753335	-6.07%	10,818
2012	12.402888	12.512938	0.89%	15,075
2011	11.811251	12.402888	5.01%	17,894
2010	11.514011	11.811251	2.58%	21,267
2009	11.453056	11.514011	0.53%	34,770
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.518196	8.454297	-0.75%	0
2017	8.663894	8.518196	-1.68%	0
2016	8.848554	8.663894	-2.09%	0
2015	9.038357	8.848554	-2.10%	0
2014	9.232234	9.038357	-2.10%	76
2013	9.430266	9.232234	-2.10%	1,064
2012	9.633102	9.430266	-2.11%	3,681
2011	9.839155	9.633102	-2.09%	45,069
2010	10.050193	9.839155	-2.10%	92,745
2009	10.261467	10.050193	-2.06%	154,297

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.831802	8.199512	-16.60%	0
2017	7.902450	9.831802	24.41%	0
2016	8.020666	7.902450	-1.47%	0
2015	8.465404	8.020666	-5.25%	719
2014	8.709707	8.465404	-2.80%	670
2013	7.567435	8.709707	15.09%	661
2012	6.708630	7.567435	12.80%	0
2011	7.613657	6.708630	-11.89%	0
2010	6.881959	7.613657	10.63%	0
2009	5.430308	6.881959	26.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.618377	8.925745	-15.94%	365
2017	8.714238	10.618377	21.85%	348
2016	8.854338	8.714238	-1.58%	360
2015	9.171695	8.854338	-3.46%	327
2014	9.986411	9.171695	-8.16%	304
2013	8.429405	9.986411	18.47%	289
2012	7.284044	8.429405	15.72%	0
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.205952	24.273171	-10.78%	1,658
2017	23.463521	27.205952	15.95%	1,662
2016	21.892629	23.463521	7.18%	3,947
2015	22.587732	21.892629	-3.08%	5,915
2014	21.976637	22.587732	2.78%	7,080
2013	17.641099	21.976637	24.58%	12,650
2012	15.547767	17.641099	13.46%	18,712
2011	16.530524	15.547767	-5.95%	76,512
2010	14.730000	16.530524	12.22%	122,645
2009	11.828083	14.730000	24.53%	171,041
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.420068	15.293852	-6.86%	3,950
2017	15.091454	16.420068	8.80%	10,263
2016	14.500350	15.091454	4.08%	20,845
2015	14.837165	14.500350	-2.27%	21,439
2014	14.490979	14.837165	2.39%	25,465
2013	13.049928	14.490979	11.04%	29,403
2012	12.186662	13.049928	7.08%	47,295
2011	12.338344	12.186662	-1.23%	47,298
2010	11.476527	12.338344	7.51%	48,139
2009*	10.000000	11.476527	14.77%	15,785

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.569339	17.916533	-8.45%	10,481
2017	17.409706	19.569339	12.40%	10,481
2016	16.504731	17.409706	5.48%	30,741
2015	16.948937	16.504731	-2.62%	30,741
2014	16.454880	16.948937	3.00%	26,113
2013	14.065705	16.454880	16.99%	90,172
2012	12.800099	14.065705	9.89%	69,912
2011	13.197581	12.800099	-3.01%	64,060
2010	12.032881	13.197581	9.68%	64,060
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.584982	13.058321	-3.88%	0
2017	13.129456	13.584982	3.47%	657
2016	12.861902	13.129456	2.08%	5,571
2015	13.103123	12.861902	-1.84%	6,669
2014	12.882997	13.103123	1.71%	6,767
2013	12.552822	12.882997	2.63%	11,432
2012	12.191753	12.552822	2.96%	10,891
2011	12.098070	12.191753	0.77%	1,380
2010	11.669859	12.098070	3.67%	1,445
2009	10.927449	11.669859	6.79%	10,574
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.640169	10.753355	-7.62%	0
2017	10.426211	11.640169	11.64%	0
2016	10.074217	10.426211	3.49%	0
2015	10.635032	10.074217	-5.27%	0
2014	10.602780	10.635032	0.30%	0
2013*	10.000000	10.602780	6.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.005065	11.040060	-8.04%	0
2017	10.483488	12.005065	14.51%	0
2016	10.011825	10.483488	4.71%	0
2015	10.647727	10.011825	-5.97%	0
2014	10.690787	10.647727	-0.40%	0
2013*	10.000000	10.690787	6.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.406487	18.840932	-7.67%	47,711
2017	18.457007	20.406487	10.56%	52,213
2016	17.594988	18.457007	4.90%	77,547
2015	18.032786	17.594988	-2.43%	101,635
2014	17.512259	18.032786	2.97%	151,776
2013	15.337575	17.512259	14.18%	136,459
2012	14.138667	15.337575	8.48%	254,359
2011	14.447136	14.138667	-2.14%	278,172
2010	13.304813	14.447136	8.59%	316,457
2009	11.407345	13.304813	16.63%	432,255

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.387125	22.027555	-9.68%	12,137
2017	21.348068	24.387125	14.24%	14,325
2016	20.099911	21.348068	6.21%	22,806
2015	20.682040	20.099911	-2.81%	47,605
2014	20.127929	20.682040	2.75%	76,039
2013	16.800084	20.127929	19.81%	100,447
2012	15.085484	16.800084	11.37%	154,494
2011	15.743222	15.085484	-4.18%	244,749
2010	14.251599	15.743222	10.47%	336,208
2009	11.702718	14.251599	21.78%	417,066
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.935291	15.959013	-5.76%	3,571
2017	15.838568	16.935291	6.92%	6,089
2016	15.304545	15.838568	3.49%	6,084
2015	15.637618	15.304545	-2.13%	6,588
2014	15.250271	15.637618	2.54%	18,624
2013	14.097796	15.250271	8.17%	25,479
2012	13.329259	14.097796	5.77%	32,350
2011	13.339394	13.329259	-0.08%	38,732
2010	12.556065	13.339394	6.24%	42,133
2009	11.195205	12.556065	12.16%	35,431
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.596689	10.804585	-6.83%	0
2017	10.076027	11.596689	15.09%	0
2016	9.481135	10.076027	6.27%	0
2015	9.907148	9.481135	-4.30%	0
2014*	10.000000	9.907148	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.714500	12.125524	-4.63%	0
2017	10.671108	12.714500	19.15%	0
2016	9.904448	10.671108	7.74%	0
2015	10.102620	9.904448	-1.96%	0
2014*	10.000000	10.102620	1.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	40.284670	34.944499	-13.26%	0
2017	35.538473	40.284670	13.36%	0
2016	30.175994	35.538473	17.77%	419
2015	31.624771	30.175994	-4.58%	434
2014	29.522061	31.624771	7.12%	694
2013	22.664722	29.522061	30.26%	1,254
2012	19.708343	22.664722	15.00%	1,758
2011	20.655840	19.708343	-4.59%	2,373
2010	16.718064	20.655840	23.55%	2,583
2009	12.487012	16.718064	33.88%	2,713

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.720764	9.560578	-18.43%	0
2017	9.536194	11.720764	22.91%	0
2016	9.987045	9.536194	-4.51%	0
2015	10.268527	9.987045	-2.74%	1,703
2014	10.632574	10.268527	-3.42%	3,222
2013	8.969949	10.632574	18.54%	13,426
2012	7.931754	8.969949	13.09%	24,329
2011	8.964302	7.931754	-11.52%	32,883
2010	8.045694	8.964302	11.42%	32,935
2009	6.038060	8.045694	33.25%	45,371
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.418082	13.285188	-19.08%	0
2017	13.685193	16.418082	19.97%	0
2016	13.314687	13.685193	2.78%	1,054
2015	14.368478	13.314687	-7.33%	981
2014	16.249274	14.368478	-11.57%	1,030
2013	13.711469	16.249274	18.51%	0
2012	11.966235	13.711469	14.58%	0
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.574365	16.626792	-5.39%	0
2017	13.820636	17.574365	27.16%	0
2016	13.840824	13.820636	-0.15%	0
2015	13.708690	13.840824	0.96%	620
2014	12.712618	13.708690	7.84%	1,147
2013	9.660589	12.712618	31.59%	4,453
2012	8.496867	9.660589	13.70%	8,200
2011	8.968663	8.496867	-5.26%	13,590
2010	7.941252	8.968663	12.94%	14,743
2009	6.270928	7.941252	26.64%	28,426
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.649439	13.512239	-13.66%	0
2017	13.976794	15.649439	11.97%	0
2016	12.301852	13.976794	13.62%	0
2015	13.012971	12.301852	-5.46%	0
2014	12.057068	13.012971	7.93%	504
2013	9.120782	12.057068	32.19%	2,950
2012	7.923076	9.120782	15.12%	3,172
2011	8.617750	7.923076	-8.06%	3,740
2010	7.807353	8.617750	10.38%	3,636
2009	6.259102	7.807353	24.74%	10,272

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.371638	15.806187	-9.01%	0
2017	13.913676	17.371638	24.85%	0
2016	13.399857	13.913676	3.83%	0
2015	13.734813	13.399857	-2.44%	811
2014	13.526317	13.734813	1.54%	1,651
2013	9.968046	13.526317	35.70%	5,488
2012	8.881687	9.968046	12.23%	11,118
2011	9.494444	8.881687	-6.45%	18,444
2010	7.668251	9.494444	23.81%	18,820
2009	6.181744	7.668251	24.05%	25,155
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.155167	17.133925	-14.99%	0
2017	18.083617	20.155167	11.46%	0
2016	15.706927	18.083617	15.13%	0
2015	16.520612	15.706927	-4.93%	530
2014	14.420566	16.520612	14.56%	1,130
2013	10.856424	14.420566	32.83%	6,188
2012	9.531795	10.856424	13.90%	12,462
2011	9.967239	9.531795	-4.37%	18,134
2010	8.510135	9.967239	17.12%	18,944
2009	6.662616	8.510135	27.73%	26,561
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.650753	23.944300	-10.16%	0
2017	21.838250	26.650753	22.04%	0
2016	20.642024	21.838250	5.80%	0
2015	20.973774	20.642024	-1.58%	0
2014	20.893389	20.973774	0.38%	24
2013	14.825411	20.893389	40.93%	22
2012	13.390907	14.825411	10.71%	25
2011	13.796402	13.390907	-2.94%	985
2010	11.264231	13.796402	22.48%	445
2009	9.046446	11.264231	24.52%	479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	37.898214	30.745213	-18.87%	0
2017	35.593238	37.898214	6.48%	0
2016	28.941373	35.593238	22.98%	240
2015	31.546364	28.941373	-8.26%	248
2014	30.181215	31.546364	4.52%	255
2013	22.016351	30.181215	37.09%	0
2012	18.693871	22.016351	17.77%	0
2011	20.195437	18.693871	-7.44%	0
2010	16.310202	20.195437	23.82%	0
2009	13.236995	16.310202	23.22%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	35.508861	30.297870	-14.68%	0
2017	32.039348	35.508861	10.83%	0
2016	26.704411	32.039348	19.98%	0
2015	27.804245	26.704411	-3.96%	0
2014	28.243703	27.804245	-1.56%	0
2013	20.525741	28.243703	37.60%	182
2012	18.196320	20.525741	12.80%	217
2011	19.730922	18.196320	-7.78%	250
2010	16.125661	19.730922	22.36%	251
2009	12.252934	16.125661	31.61%	270
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	26.002203	25.382468	-2.38%	0
2017	22.086735	26.002203	17.73%	0
2016	20.294666	22.086735	8.83%	0
2015	20.593711	20.294666	-1.45%	1,127
2014	18.812481	20.593711	9.47%	2,049
2013	14.692112	18.812481	28.04%	8,489
2012	13.182567	14.692112	11.45%	14,081
2011	13.414038	13.182567	-1.73%	19,346
2010	12.101367	13.414038	10.85%	20,892
2009	9.844944	12.101367	22.92%	33,601
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.520128	12.697641	-6.08%	0
2017	13.010033	13.520128	3.92%	0
2016	12.398394	13.010033	4.93%	0
2015	13.424239	12.398394	-7.64%	0
2014	10.662014	13.424239	25.91%	0
2013	10.604401	10.662014	0.54%	0
2012	9.372044	10.604401	13.15%	0
2011	9.019006	9.372044	3.91%	530
2010	7.096102	9.019006	27.10%	530
2009	5.553739	7.096102	27.77%	530
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.477078	15.343061	-6.88%	0
2017	13.882846	16.477078	18.69%	0
2016	12.729155	13.882846	9.06%	0
2015	12.880755	12.729155	-1.18%	0
2014	11.635436	12.880755	10.70%	0
2013*	10.000000	11.635436	16.35%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.726190	9.598924	-1.31%	0
2017	9.779813	9.726190	-0.55%	0
2016	9.746170	9.779813	0.35%	0
2015	9.989310	9.746170	-2.43%	0
2014	10.153430	9.989310	-1.62%	159
2013	10.360309	10.153430	-2.00%	2,864
2012	10.222898	10.360309	1.34%	6,065
2011	10.307783	10.222898	-0.82%	5,342
2010	10.280127	10.307783	0.27%	6,488
2009	9.803617	10.280127	4.86%	6,046
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.763633	13.680263	-13.22%	0
2017	14.101088	15.763633	11.79%	0
2016	11.915751	14.101088	18.34%	0
2015	12.796086	11.915751	-6.88%	0
2014	12.501577	12.796086	2.36%	0
2013*	10.000000	12.501577	25.02%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.885432	13.110174	-17.47%	295
2017	13.221437	15.885432	20.15%	278
2016	13.355354	13.221437	-1.00%	291
2015	14.195994	13.355354	-5.92%	1,933
2014	15.786737	14.195994	-10.08%	2,903
2013	13.427157	15.786737	17.57%	10,003
2012	11.471486	13.427157	17.05%	17,606
2011	13.379897	11.471486	-14.26%	24,858
2010	12.851162	13.379897	4.11%	21,675
2009*	10.000000	12.851162	28.51%	35,563
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	15.049700	12.234443	-18.71%	0
2017	12.126542	15.049700	24.11%	0
2016	12.615025	12.126542	-3.87%	0
2015	12.691716	12.615025	-0.60%	0
2014	13.402824	12.691716	-5.31%	0
2013	11.618211	13.402824	15.36%	0
2012	10.016894	11.618211	15.99%	0
2011	11.670683	10.016894	-14.17%	0
2010	9.769891	11.670683	19.46%	0
2009	7.419065	9.769891	31.69%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	34.140379	31.227501	-8.53%	0
2017	27.994221	34.140379	21.96%	0
2016	27.450645	27.994221	1.98%	0
2015	27.763332	27.450645	-1.13%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.315879	9.212286	-1.11%	0
2017	9.431108	9.315879	-1.22%	0
2016	9.516823	9.431108	-0.90%	0
2015	9.703145	9.516823	-1.92%	1,979
2014	9.851201	9.703145	-1.50%	3,038
2013	10.000830	9.851201	-1.50%	4,642
2012	9.766160	10.000830	2.40%	5,574
2011	9.946344	9.766160	-1.81%	9,286
2010	9.649687	9.946344	3.07%	9,493
2009	8.697519	9.649687	10.95%	15,214
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.777732	25.634100	-7.72%	0
2017	23.956645	27.777732	15.95%	0
2016	22.272537	23.956645	7.56%	0
2015	22.856270	22.272537	-2.55%	0
2014	21.150686	22.856270	8.06%	0
2013	15.700284	21.150686	34.72%	0
2012	14.451181	15.700284	8.64%	0
2011	15.229701	14.451181	-5.11%	3,107
2010	12.662147	15.229701	20.28%	3,169
2009	9.841068	12.662147	28.67%	3,282
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	36.765929	31.169002	-15.22%	0
2017	27.546915	36.765929	33.47%	0
2016	28.180468	27.546915	-2.25%	0
2015	27.765351	28.180468	1.50%	0
2014	27.789621	27.765351	-0.09%	0
2013	22.352306	27.789621	24.33%	0
2012	18.877784	22.352306	18.41%	0
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.229321	9.558784	-6.56%	0
2017	9.853320	10.229321	3.82%	0
2016	9.470735	9.853320	4.04%	0
2015	9.921126	9.470735	-4.54%	0
2014	9.887589	9.921126	0.34%	0
2013	10.136893	9.887589	-2.46%	0
2012*	10.000000	10.136893	1.37%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.694195	8.421502	-21.25%	0
2017	8.638425	10.694195	23.80%	0
2016	9.069486	8.638425	-4.75%	0
2015	8.984982	9.069486	0.94%	0
2014*	10.000000	8.984982	-10.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.462926	24.706065	-10.04%	0
2017	24.049417	27.462926	14.19%	0
2016	22.070227	24.049417	8.97%	0
2015	21.864353	22.070227	0.94%	1,493
2014	20.229362	21.864353	8.08%	2,688
2013	15.720688	20.229362	28.68%	10,043
2012	13.771324	15.720688	14.16%	16,971
2011	14.110498	13.771324	-2.40%	23,693
2010	12.443640	14.110498	13.40%	25,484
2009	9.930610	12.443640	25.31%	35,988
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	39.147128	34.281717	-12.43%	88
2017	35.101577	39.147128	11.53%	92
2016	30.467967	35.101577	15.21%	100
2015	33.141181	30.467967	-8.07%	127
2014	30.318552	33.141181	9.31%	201
2013	22.022269	30.318552	37.67%	194
2012	19.117619	22.022269	15.19%	482
2011	20.003588	19.117619	-4.43%	558
2010	16.604042	20.003588	20.47%	522
2009	12.390383	16.604042	34.01%	549
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.110915	10.283854	-7.44%	0
2017	10.009415	11.110915	11.00%	0
2016	9.054938	10.009415	10.54%	0
2015	10.185033	9.054938	-11.10%	0
2014	10.356420	10.185033	-1.65%	0
2013	10.567028	10.356420	-1.99%	0
2012*	10.000000	10.567028	5.67%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.293503	9.589949	-6.83%	0
2017	9.577036	10.293503	7.48%	0
2016	8.640253	9.577036	10.84%	0
2015	9.039396	8.640253	-4.42%	0
2014	9.105399	9.039396	-0.72%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.286190	10.597866	-6.10%	0
2017	10.410114	11.286190	8.42%	0
2016	10.332793	10.410114	0.75%	0
2015	11.370305	10.332793	-9.12%	0
2014	11.579356	11.370305	-1.81%	0
2013	12.659052	11.579356	-8.53%	0
2012	12.288357	12.659052	3.02%	0
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.669394	10.468896	-1.88%	429
2017	10.762842	10.669394	-0.87%	401
2016	10.851466	10.762842	-0.82%	1,517
2015	11.061140	10.851466	-1.90%	2,248
2014	11.214499	11.061140	-1.37%	3,226
2013	11.481716	11.214499	-2.33%	6,905
2012	11.090916	11.481716	3.52%	8,481
2011	11.215134	11.090916	-1.11%	10,995
2010	10.890926	11.215134	2.98%	10,319
2009*	10.000000	10.890926	8.91%	14,029
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.076196	10.004209	-0.71%	0
2017	10.059843	10.076196	0.16%	0
2016*	10.000000	10.059843	0.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.559840	10.271245	-2.73%	0
2017	10.290055	10.559840	2.62%	0
2016	10.245476	10.290055	0.44%	0
2015	10.430246	10.245476	-1.77%	912
2014	10.227743	10.430246	1.98%	929
2013	10.666107	10.227743	-4.11%	2,630
2012	9.950190	10.666107	7.20%	1,563
2011*	10.000000	9.950190	-0.50%	5,263
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.203652	10.036066	-10.42%	0
2017*	10.000000	11.203652	12.04%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.204676	13.233433	0.22%	0
2017	10.302995	13.204676	28.16%	0
2016*	10.000000	10.302995	3.03%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.439069	15.391317	-20.82%	0
2017	15.685448	19.439069	23.93%	0
2016	16.423940	15.685448	-4.50%	0
2015	16.752808	16.423940	-1.96%	0
2014	18.356394	16.752808	-8.74%	0
2013	14.640290	18.356394	25.38%	0
2012	12.266636	14.640290	19.35%	0
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	33.011409	32.591174	-1.27%	0
2017	26.485092	33.011409	24.64%	0
2016	30.298435	26.485092	-12.59%	0
2015	27.516881	30.298435	10.11%	0
2014	21.418935	27.516881	28.47%	0
2013	14.535657	21.418935	47.35%	0
2012	11.334453	14.535657	28.24%	0
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.157643	5.014977	-29.94%	0
2017	7.457756	7.157643	-4.02%	0
2016	5.311412	7.457756	40.41%	0
2015	8.174268	5.311412	-35.02%	0
2014	10.352783	8.174268	-21.04%	0
2013	9.587752	10.352783	7.98%	0
2012*	10.000000	9.587752	-4.12%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.321348	5.140071	-29.79%	0
2017	7.607117	7.321348	-3.76%	0
2016	5.406589	7.607117	40.70%	0
2015	8.298338	5.406589	-34.85%	0
2014	10.478347	8.298338	-20.80%	0
2013	9.683111	10.478347	8.21%	0
2012*	10.000000	9.683111	-3.17%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	22.740688	19.299135	-15.13%	0
2017	18.367564	22.740688	23.81%	0
2016	18.057053	18.367564	1.72%	0
2015	19.037241	18.057053	-5.15%	0
2014	17.645802	19.037241	7.89%	0
2013	13.458028	17.645802	31.12%	0
2012	11.822743	13.458028	13.83%	0
2011	12.960734	11.822743	-8.78%	0
2010	11.783906	12.960734	9.99%	0
2009	9.473117	11.783906	24.39%	3,182
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	18.914379	17.977252	-4.95%	0
2017	17.210821	18.914379	9.90%	0
2016	16.326594	17.210821	5.42%	0
2015	16.471087	16.326594	-0.88%	0
2014	14.250897	16.471087	15.58%	0
2013	12.167851	14.250897	17.12%	0
2012	10.996175	12.167851	10.66%	0
2011	10.547471	10.996175	4.25%	0
2010	9.509741	10.547471	10.91%	0
2009	8.413434	9.509741	13.03%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	24.541725	24.089731	-1.84%	0
2017	18.623336	24.541725	31.78%	0
2016	18.923602	18.623336	-1.59%	0
2015	19.073189	18.923602	-0.78%	0
2014	18.757475	19.073189	1.68%	0
2013	13.697032	18.757475	36.95%	0
2012	11.621747	13.697032	17.86%	0
2011	12.566927	11.621747	-7.52%	0
2010*	10.000000	12.566927	25.67%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	27.174620	26.948846	-0.83%	0
2017	22.053161	27.174620	23.22%	0
2016	20.905410	22.053161	5.49%	0
2015	21.987735	20.905410	-4.92%	0
2014	22.889291	21.987735	-3.94%	0
2013	15.562679	22.889291	47.08%	0
2012	14.737338	15.562679	5.60%	0
2011	15.778157	14.737338	-6.60%	0
2010	12.712743	15.778157	24.11%	0
2009	8.507010	12.712743	49.44%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.322120	11.169905	-9.35%	0
2017	11.014438	12.322120	11.87%	0
2016	10.889237	11.014438	1.15%	0
2015	11.275111	10.889237	-3.42%	0
2014	11.057682	11.275111	1.97%	0
2013	10.095851	11.057682	9.53%	0
2012*	10.000000	10.095851	0.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	28.164997	25.945383	-7.88%	0
2017	24.268608	28.164997	16.06%	0
2016	22.328487	24.268608	8.69%	0
2015	22.498122	22.328487	-0.75%	0
2014	21.037952	22.498122	6.94%	0
2013	15.974091	21.037952	31.70%	0
2012	13.924644	15.974091	14.72%	0
2011	13.415576	13.924644	3.79%	0
2010	12.154509	13.415576	10.38%	0
2009	10.321322	12.154509	17.76%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.614615	-23.85%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	39.922735	33.084965	-17.13%	0
2017	36.151786	39.922735	10.43%	0
2016	29.604189	36.151786	22.12%	0
2015	32.081516	29.604189	-7.72%	0
2014	30.094214	32.081516	6.60%	0
2013	22.345359	30.094214	34.68%	0
2012	19.277145	22.345359	15.92%	0
2011	21.558803	19.277145	-10.58%	0
2010	17.404316	21.558803	23.87%	0
2009	12.468133	17.404316	39.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.441604	11.829529	-4.92%	0
2017	12.263923	12.441604	1.45%	0
2016	12.005898	12.263923	2.15%	0
2015	12.580243	12.005898	-4.57%	0
2014	12.445969	12.580243	1.08%	0
2013	13.897954	12.445969	-10.45%	0
2012	13.227132	13.897954	5.07%	0
2011	12.096200	13.227132	9.35%	0
2010	11.759923	12.096200	2.86%	0
2009	10.904447	11.759923	7.85%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	27.124577	24.629030	-9.20%	0
2017	23.041810	27.124577	17.72%	0
2016	20.800969	23.041810	10.77%	0
2015	22.602698	20.800969	-7.97%	0
2014	20.563495	22.602698	9.92%	0
2013	15.511181	20.563495	32.57%	0
2012	13.850366	15.511181	11.99%	0
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.514013	23.429685	-14.84%	0
2017	25.224152	27.514013	9.08%	0
2016	21.004914	25.224152	20.09%	0
2015	21.811005	21.004914	-3.70%	0
2014	19.176220	21.811005	13.74%	0
2013	15.086477	19.176220	27.11%	0
2012	13.265997	15.086477	13.72%	0
2011	13.672148	13.265997	-2.97%	0
2010	11.743771	13.672148	16.42%	0
2009	9.246206	11.743771	27.01%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.604530	10.075609	-4.99%	0
2017	10.120520	10.604530	4.78%	0
2016	9.167159	10.120520	10.40%	0
2015*	10.000000	9.167159	-8.33%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.861496	9.578720	-2.87%	0
2017	9.764507	9.861496	0.99%	0
2016	9.738966	9.764507	0.26%	0
2015*	10.000000	9.738966	-2.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.572306	11.388218	-9.42%	0
2017	11.028971	12.572306	13.99%	0
2016	9.711073	11.028971	13.57%	0
2015*	10.000000	9.711073	-2.89%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.990475	14.459041	-9.58%	0
2017	14.370787	15.990475	11.27%	0
2016	14.147346	14.370787	1.58%	0
2015	14.604440	14.147346	-3.13%	0
2014	14.642422	14.604440	-0.26%	0
2013	13.078684	14.642422	11.96%	0
2012	12.155242	13.078684	7.60%	0
2011	12.891017	12.155242	-5.71%	0
2010	12.002530	12.891017	7.40%	0
2009*	10.000000	12.002530	20.03%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.148950	9.532487	-6.07%	0
2017*	10.000000	10.148950	1.49%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.141317	13.116355	-18.74%	0
2017	14.759511	16.141317	9.36%	0
2016	11.506070	14.759511	28.28%	0
2015	12.571343	11.506070	-8.47%	0
2014	12.164147	12.571343	3.35%	0
2013*	10.000000	12.164147	21.64%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.106278	10.811447	-17.51%	0
2017	11.642314	13.106278	12.57%	0
2016	10.327421	11.642314	12.73%	0
2015	10.826790	10.327421	-4.61%	0
2014*	10.000000	10.826790	8.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	40.960321	36.477601	-10.94%	0
2017	37.238827	40.960321	9.99%	0
2016	30.267585	37.238827	23.03%	0
2015	31.670493	30.267585	-4.43%	0
2014	30.789499	31.670493	2.86%	0
2013	22.361237	30.789499	37.69%	0
2012	19.745389	22.361237	13.25%	0
2011	20.065456	19.745389	-1.60%	0
2010	16.296904	20.065456	23.12%	0
2009	13.321224	16.296904	22.34%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.296076	27.271156	-6.91%	0
2017	24.698588	29.296076	18.61%	0
2016	22.648487	24.698588	9.05%	0
2015	22.946860	22.648487	-1.30%	0
2014	20.733991	22.946860	10.67%	0
2013	16.088443	20.733991	28.88%	0
2012	14.239301	16.088443	12.99%	0
2011	14.319483	14.239301	-0.56%	0
2010	12.776566	14.319483	12.08%	0
2009	10.359253	12.776566	23.33%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	25.810174	23.458446	-9.11%	0
2017	20.766536	25.810174	24.29%	0
2016	19.716437	20.766536	5.33%	0
2015	20.711751	19.716437	-4.81%	0
2014	19.630402	20.711751	5.51%	0
2013	16.603702	19.630402	18.23%	0
2012	15.407401	16.603702	7.76%	0
2011	14.479739	15.407401	6.41%	1,004
2010	12.862524	14.479739	12.57%	925
2009	10.754509	12.862524	19.60%	771
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	24.470608	19.323503	-21.03%	0
2017	20.106470	24.470608	21.71%	0
2016	17.593220	20.106470	14.29%	0
2015	18.445080	17.593220	-4.62%	0
2014	18.604560	18.445080	-0.86%	0
2013	12.827662	18.604560	45.03%	0
2012	10.903391	12.827662	17.65%	0
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.302571	10.071213	-2.25%	0
2017	10.177945	10.302571	1.22%	0
2016	9.546908	10.177945	6.61%	0
2015	9.854448	9.546908	-3.12%	0
2014	10.013671	9.854448	-1.59%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.025213	-9.75%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.828407	12.452765	-2.93%	0
2017	12.635724	12.828407	1.52%	0
2016	12.472101	12.635724	1.31%	0
2015	12.802410	12.472101	-2.58%	0
2014	12.639696	12.802410	1.29%	0
2013	12.821216	12.639696	-1.42%	0
2012	11.972641	12.821216	7.09%	0
2011	11.996204	11.972641	-0.20%	0
2010	11.322034	11.996204	5.95%	0
2009	9.629755	11.322034	17.57%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.197413	-18.03%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.736596	14.740234	-6.33%	0
2017	14.256890	15.736596	10.38%	0
2016	13.845145	14.256890	2.97%	0
2015	14.224830	13.845145	-2.67%	0
2014	13.949939	14.224830	1.97%	0
2013	12.594405	13.949939	10.76%	0
2012	11.535594	12.594405	9.18%	0
2011	11.839105	11.535594	-2.56%	0
2010	10.750376	11.839105	10.13%	0
2009	8.863343	10.750376	21.29%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.921009	15.548931	-8.11%	2,329
2017	14.873202	16.921009	13.77%	2,331
2016	14.365494	14.873202	3.53%	2,333
2015	14.748866	14.365494	-2.60%	2,335
2014	14.410713	14.748866	2.35%	2,337
2013	12.735999	14.410713	13.15%	2,339
2012	11.511808	12.735999	10.63%	2,342
2011	11.912123	11.511808	-3.36%	4,572
2010	10.647943	11.912123	11.87%	0
2009	8.465223	10.647943	25.78%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.416907	16.567343	-10.04%	0
2017	15.593387	18.416907	18.11%	0
2016	14.980220	15.593387	4.09%	0
2015	15.390919	14.980220	-2.67%	0
2014	15.016813	15.390919	2.49%	0
2013	12.640493	15.016813	18.80%	0
2012	11.216070	12.640493	12.70%	0
2011	11.795751	11.216070	-4.91%	0
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.789733	11.022559	-6.51%	0
2017	10.375787	11.789733	13.63%	0
2016*	10.000000	10.375787	3.76%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.457514	11.377448	-26.40%	0
2017	16.247100	15.457514	-4.86%	0
2016	12.436234	16.247100	30.64%	0
2015	16.037774	12.436234	-22.46%	0
2014	18.789202	16.037774	-14.64%	0
2013	15.467253	18.789202	21.48%	0
2012	15.093369	15.467253	2.48%	0
2011	16.270402	15.093369	-7.23%	0
2010	13.954374	16.270402	16.60%	0
2009	9.663708	13.954374	44.40%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.392289	22.722215	-10.52%	0
2017	23.034602	25.392289	10.24%	0
2016	19.997803	23.034602	15.19%	0
2015	21.341819	19.997803	-6.30%	0
2014	20.105852	21.341819	6.15%	0
2013	16.074337	20.105852	25.08%	0
2012	14.034687	16.074337	14.53%	0
2011	14.249134	14.034687	-1.50%	0
2010	12.671706	14.249134	12.45%	0
2009	9.970573	12.671706	27.09%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.778265	11.352701	-11.16%	0
2017	11.197988	12.778265	14.11%	0
2016*	10.000000	11.197988	11.98%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	31.175837	30.369880	-2.59%	98
2017	23.631016	31.175837	31.93%	114
2016	24.016745	23.631016	-1.61%	131
2015	22.959261	24.016745	4.61%	135
2014	21.136011	22.959261	8.63%	138
2013	15.882414	21.136011	33.08%	151
2012	14.188613	15.882414	11.94%	166
2011	14.504432	14.188613	-2.18%	0
2010	11.967217	14.504432	21.20%	0
2009	9.557413	11.967217	25.21%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.130819	12.745848	-2.93%	3,370
2017	12.903428	13.130819	1.76%	3,397
2016	12.621001	12.903428	2.24%	3,306
2015	13.008876	12.621001	-2.98%	3,494
2014	12.587552	13.008876	3.35%	3,772
2013	13.135777	12.587552	-4.17%	3,922
2012	12.712726	13.135777	3.33%	4,430
2011	12.137372	12.712726	4.74%	4,463
2010	11.533473	12.137372	5.24%	431
2009	10.207763	11.533473	12.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	42.496135	35.434968	-16.62%	0
2017	36.027917	42.496135	17.95%	0
2016	32.895161	36.027917	9.52%	0
2015	34.174658	32.895161	-3.74%	0
2014	32.938845	34.174658	3.75%	0
2013	24.775344	32.938845	32.95%	0
2012	22.102308	24.775344	12.09%	0
2011	25.336905	22.102308	-12.77%	682
2010	20.139013	25.336905	25.81%	634
2009	14.727075	20.139013	36.75%	542
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.275683	20.174452	-16.89%	0
2017	19.084347	24.275683	27.20%	0
2016	20.587144	19.084347	-7.30%	0
2015	20.368144	20.587144	1.08%	0
2014	22.699114	20.368144	-10.27%	0
2013	17.821438	22.699114	27.37%	0
2012	15.130510	17.821438	17.78%	0
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.952532	10.939185	-8.48%	0
2017	11.770457	11.952532	1.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	33.989532	27.435393	-19.28%	0
2017	29.167317	33.989532	16.53%	0
2016	27.277298	29.167317	6.93%	0
2015	28.795441	27.277298	-5.27%	0
2014	27.628709	28.795441	4.22%	0
2013	21.688856	27.628709	27.39%	0
2012	17.445015	21.688856	24.33%	0
2011	19.599000	17.445015	-10.99%	0
2010	15.853676	19.599000	23.62%	0
2009	10.309761	15.853676	53.77%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.312712	11.768095	-11.60%	0
2017	12.149059	13.312712	9.58%	0
2016	10.969412	12.149059	10.75%	0
2015	11.953176	10.969412	-8.23%	0
2014	11.877557	11.953176	0.64%	0
2013	9.807182	11.877557	21.11%	0
2012	8.690646	9.807182	12.85%	0
2011	9.020303	8.690646	-3.65%	0
2010	8.361041	9.020303	7.88%	0
2009	6.560161	8.361041	27.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.511380	14.522841	-6.37%	0
2017	14.453121	15.511380	7.32%	0
2016	12.953262	14.453121	11.58%	0
2015	14.242671	12.953262	-9.05%	0
2014	13.913401	14.242671	2.37%	0
2013	12.479263	13.913401	11.49%	0
2012	11.321632	12.479263	10.22%	0
2011	11.300407	11.321632	0.19%	0
2010	10.249637	11.300407	10.25%	0
2009	7.724985	10.249637	32.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	29.440301	27.341926	-7.13%	0
2017	24.954741	29.440301	17.97%	0
2016	21.976001	24.954741	13.55%	0
2015	23.309221	21.976001	-5.72%	0
2014	21.910146	23.309221	6.39%	0
2013	17.265403	21.910146	26.90%	0
2012	15.760427	17.265403	9.55%	0
2011	15.194446	15.760427	3.72%	956
2010	12.870931	15.194446	18.05%	880
2009	11.209544	12.870931	14.82%	732
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	37.513491	31.976120	-14.76%	359
2017	34.645022	37.513491	8.28%	396
2016	27.194497	34.645022	27.40%	446
2015	30.008931	27.194497	-9.38%	541
2014	30.494332	30.008931	-1.59%	564
2013	22.874618	30.494332	33.31%	565
2012	19.747243	22.874618	15.84%	890
2011	20.968819	19.747243	-5.83%	1,148
2010	16.712457	20.968819	25.47%	83
2009	13.224120	16.712457	26.38%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.543411	9.509841	-17.62%	0
2017	8.401248	11.543411	37.40%	0
2016	7.310217	8.401248	14.92%	0
2015	9.292655	7.310217	-21.33%	0
2014*	10.000000	9.292655	-7.07%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	22.107857	18.289617	-17.27%	0
2017	19.360291	22.107857	14.19%	0
2016	18.459966	19.360291	4.88%	0
2015	20.175705	18.459966	-8.50%	0
2014	23.202028	20.175705	-13.04%	0
2013	19.282292	23.202028	20.33%	0
2012	16.667873	19.282292	15.69%	0
2011	19.060655	16.667873	-12.55%	0
2010	17.968563	19.060655	6.08%	0
2009	13.399730	17.968563	34.10%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.090652	9.066467	-0.27%	0
2017	9.114324	9.090652	-0.26%	0
2016	9.048141	9.114324	0.73%	0
2015	9.662976	9.048141	-6.36%	0
2014	9.697542	9.662976	-0.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.964845	11.198599	-6.40%	0
2017	10.809643	11.964845	10.69%	0
2016	10.587253	10.809643	2.10%	0
2015	11.488218	10.587253	-7.84%	0
2014	11.295001	11.488218	1.71%	0
2013	10.164177	11.295001	11.13%	0
2012*	10.000000	10.164177	1.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.351537	-6.48%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.933364	9.225443	-7.13%	0
2017	9.791217	9.933364	1.45%	0
2016	10.054385	9.791217	-2.62%	0
2015	10.088773	10.054385	-0.34%	0
2014	9.851409	10.088773	2.41%	0
2013*	10.000000	9.851409	-1.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.659430	16.605397	-5.97%	0
2017	14.206544	17.659430	24.30%	0
2016	14.230801	14.206544	-0.17%	0
2015	13.883995	14.230801	2.50%	0
2014	13.117540	13.883995	5.84%	0
2013	9.589447	13.117540	36.79%	0
2012*	10.000000	9.589447	-4.11%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.762864	12.768190	-13.51%	0
2017	13.158174	14.762864	12.20%	0
2016	11.882435	13.158174	10.74%	0
2015	12.686635	11.882435	-6.34%	0
2014	12.446443	12.686635	1.93%	0
2013	9.901440	12.446443	25.70%	0
2012*	10.000000	9.901440	-0.99%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.862825	14.608088	-7.91%	0
2017	13.271673	15.862825	19.52%	0
2016	13.485313	13.271673	-1.58%	0
2015	13.639549	13.485313	-1.13%	0
2014	12.943693	13.639549	5.38%	0
2013	9.683468	12.943693	33.67%	0
2012*	10.000000	9.683468	-3.17%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.915146	13.798935	-7.48%	0
2017	12.887018	14.915146	15.74%	0
2016	13.516544	12.887018	-4.66%	0
2015	15.071585	13.516544	-10.32%	0
2014	16.258919	15.071585	-7.30%	0
2013	13.278794	16.258919	22.44%	0
2012	11.387526	13.278794	16.61%	0
2011	12.540990	11.387526	-9.20%	0
2010	11.793245	12.540990	6.34%	0
2009*	10.000000	11.793245	17.93%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.588347	12.055746	-4.23%	0
2017	12.058784	12.588347	4.39%	0
2016	10.606145	12.058784	13.70%	0
2015	11.593376	10.606145	-8.52%	0
2014	11.626646	11.593376	-0.29%	0
2013	10.753052	11.626646	8.12%	0
2012*	10.000000	10.753052	7.53%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.970106	15.615671	-2.22%	0
2017	12.860821	15.970106	24.18%	0
2016	12.385199	12.860821	3.84%	0
2015	13.433879	12.385199	-7.81%	0
2014	12.727484	13.433879	5.55%	0
2013	10.010170	12.727484	27.15%	0
2012*	10.000000	10.010170	0.10%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	25.236191	24.797119	-1.74%	0
2017	21.830064	25.236191	15.60%	0
2016	21.383830	21.830064	2.09%	0
2015	21.764357	21.383830	-1.75%	0
2014	20.549593	21.764357	5.91%	0
2013	17.529631	20.549593	17.23%	0
2012	15.802167	17.529631	10.93%	0
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.843212	9.506551	-3.42%	0
2017	9.732570	9.843212	1.14%	0
2016	9.729662	9.732570	0.03%	0
2015*	10.000000	9.729662	-2.70%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	38.041693	37.858879	-0.48%	0
2017	29.904584	38.041693	27.21%	0
2016	29.977540	29.904584	-0.24%	0
2015	27.369044	29.977540	9.53%	0
2014	25.786819	27.369044	6.14%	0
2013	20.134433	25.786819	28.07%	0
2012	16.613905	20.134433	21.19%	0
2011	18.244750	16.613905	-8.94%	0
2010	17.510807	18.244750	4.19%	0
2009	12.255874	17.510807	42.88%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.707432	22.418409	-1.27%	0
2017	16.012636	22.707432	41.81%	0
2016	14.372584	16.012636	11.41%	0
2015	14.036304	14.372584	2.40%	0
2014	13.118419	14.036304	7.00%	0
2013	9.902057	13.118419	32.48%	0
2012*	10.000000	9.902057	-0.98%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	28.423350	23.599267	-16.97%	0
2017	22.205458	28.423350	28.00%	0
2016	24.323641	22.205458	-8.71%	0
2015	27.258392	24.323641	-10.77%	0
2014	31.692977	27.258392	-13.99%	0
2013	28.341566	31.692977	11.83%	0
2012	25.592595	28.341566	10.74%	0
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.560419	8.414679	-20.32%	0
2017	8.442430	10.560419	25.09%	0
2016	7.143017	8.442430	18.19%	0
2015	9.131560	7.143017	-21.78%	0
2014	9.786067	9.131560	-6.69%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.079764	9.760634	-3.17%	0
2017	9.917428	10.079764	1.64%	0
2016*	10.000000	9.917428	-0.83%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	16.029715	15.413738	-3.84%	0
2017	12.966452	16.029715	23.62%	0
2016	12.178962	12.966452	6.47%	0
2015	12.719544	12.178962	-4.25%	0
2014	14.052265	12.719544	-9.48%	0
2013	10.169223	14.052265	38.18%	0
2012*	10.000000	10.169223	1.69%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	31.833653	27.919561	-12.30%	958
2017	27.721655	31.833653	14.83%	1,046
2016	24.898953	27.721655	11.34%	1,191
2015	25.685975	24.898953	-3.06%	1,356
2014	23.820115	25.685975	7.83%	1,467
2013	17.952750	23.820115	32.68%	1,652
2012	15.833392	17.952750	13.39%	2,366
2011	16.256404	15.833392	-2.60%	2,987
2010	14.937872	16.256404	8.83%	241
2009	12.467076	14.937872	19.82%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.894659	16.688386	-11.68%	0
2017	15.225177	18.894659	24.10%	0
2016	14.983190	15.225177	1.62%	0
2015	14.402140	14.983190	4.03%	0
2014	14.553727	14.402140	-1.04%	0
2013	11.653050	14.553727	24.89%	0
2012	10.273024	11.653050	13.43%	0
2011	10.688282	10.273024	-3.89%	0
2010*	10.000000	10.688282	6.88%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.561418	12.360579	-1.60%	0
2017	10.020623	12.561418	25.36%	0
2016	9.674986	10.020623	3.57%	0
2015*	10.000000	9.674986	-3.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.537914	12.155174	-3.05%	0
2017	12.099402	12.537914	3.62%	0
2016	11.680061	12.099402	3.59%	0
2015	12.036895	11.680061	-2.96%	0
2014	11.436161	12.036895	5.25%	0
2013	11.755656	11.436161	-2.72%	0
2012	11.003070	11.755656	6.84%	0
2011	10.667727	11.003070	3.14%	0
2010	10.202356	10.667727	4.56%	0
2009	9.532302	10.202356	7.03%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	23.079845	20.990097	-9.05%	0
2017	21.522470	23.079845	7.24%	0
2016	19.889548	21.522470	8.21%	0
2015	20.568384	19.889548	-3.30%	0
2014	20.429852	20.568384	0.68%	0
2013	22.882556	20.429852	-10.72%	0
2012	19.839897	22.882556	15.34%	0
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.133063	9.131816	-9.88%	0
2017	9.200867	10.133063	10.13%	0
2016	8.178353	9.200867	12.50%	0
2015*	10.000000	8.178353	-18.22%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.409004	16.717467	-9.19%	0
2017	16.007880	18.409004	15.00%	0
2016	14.736950	16.007880	8.62%	0
2015	16.223591	14.736950	-9.16%	0
2014	16.929575	16.223591	-4.17%	0
2013	13.114994	16.929575	29.09%	0
2012	10.930588	13.114994	19.98%	0
2011	11.272959	10.930588	-3.04%	0
2010*	10.000000	11.272959	12.73%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	25.066145	22.201583	-11.43%	0
2017	23.622064	25.066145	6.11%	0
2016	20.080778	23.622064	17.64%	0
2015	21.475997	20.080778	-6.50%	0
2014	19.431838	21.475997	10.52%	0
2013	15.081830	19.431838	28.84%	0
2012	13.468372	15.081830	11.98%	0
2011	13.697071	13.468372	-1.67%	0
2010	12.370863	13.697071	10.72%	0
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.267056	15.122900	-7.03%	95,116
2017	14.356105	16.267056	13.31%	102,578
2016	13.459339	14.356105	6.66%	111,683
2015	13.621024	13.459339	-1.19%	124,833
2014	13.258642	13.621024	2.73%	136,323
2013	10.990690	13.258642	20.64%	137,758
2012	9.707105	10.990690	13.22%	177,171
2011	9.828613	9.707105	-1.24%	95,806
2010	8.966848	9.828613	9.61%	75,753
2009	7.425270	8.966848	20.76%	62,841
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.826425	10.478704	-3.21%	19,387
2017	10.719359	10.826425	1.00%	21,481
2016	10.671398	10.719359	0.45%	20,467
2015	10.931131	10.671398	-2.38%	29,686
2014	10.641514	10.931131	2.72%	41,088
2013	11.162660	10.641514	-4.67%	37,985
2012	10.868716	11.162660	2.70%	77,012
2011	10.505524	10.868716	3.46%	75,979
2010	10.129525	10.505524	3.71%	64,033
2009	9.230548	10.129525	9.74%	52,614

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.871373	16.723552	-11.38%	0
2017	14.724805	18.871373	28.16%	0
2016	15.019315	14.724805	-1.96%	0
2015	14.406712	15.019315	4.25%	0
2014	14.457887	14.406712	-0.35%	0
2013	11.485739	14.457887	25.88%	0
2012	9.615008	11.485739	19.46%	0
2011	10.834550	9.615008	-11.26%	0
2010	9.948218	10.834550	8.91%	0
2009	7.179740	9.948218	38.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.148626	18.611616	-2.80%	0
2017	15.311760	19.148626	25.06%	0
2016	14.346869	15.311760	6.73%	0
2015	13.776670	14.346869	4.14%	0
2014	13.028408	13.776670	5.74%	0
2013	10.272722	13.028408	26.83%	0
2012	8.942733	10.272722	14.87%	0
2011	9.588362	8.942733	-6.73%	0
2010	8.290539	9.588362	15.65%	0
2009	6.105029	8.290539	35.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.186356	15.490343	-4.30%	12,966
2017	13.566221	16.186356	19.31%	16,139
2016	12.479772	13.566221	8.71%	18,196
2015	12.616898	12.479772	-1.09%	26,892
2014	11.697730	12.616898	7.86%	39,219
2013	8.990572	11.697730	30.11%	38,775
2012	7.849255	8.990572	14.54%	100,845
2011	8.204802	7.849255	-4.33%	108,326
2010	7.555705	8.204802	8.59%	92,628
2009	5.908398	7.555705	27.88%	75,613
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.857945	14.195862	-4.46%	135
2017	14.279389	14.857945	4.05%	125
2016	13.430901	14.279389	6.32%	118
2015	14.134577	13.430901	-4.98%	122
2014	13.905116	14.134577	1.65%	118
2013	14.372269	13.905116	-3.25%	117
2012	13.085829	14.372269	9.83%	105
2011	12.669703	13.085829	3.28%	0
2010	11.708373	12.669703	8.21%	0
2009	9.620128	11.708373	21.71%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	27.953223	25.308546	-9.46%	233
2017	24.272186	27.953223	15.17%	266
2016	21.096566	24.272186	15.05%	319
2015	23.062893	21.096566	-8.53%	353
2014	21.638154	23.062893	6.58%	350
2013	16.343914	21.638154	32.39%	404
2012	14.135318	16.343914	15.62%	590
2011	14.823207	14.135318	-4.64%	746
2010	13.121885	14.823207	12.97%	59
2009	10.454779	13.121885	25.51%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.792361	9.664543	-10.45%	0
2017	9.312181	10.792361	15.90%	0
2016	9.241315	9.312181	0.77%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.036506	0.37%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.748474	19.691138	-5.10%	0
2017	19.861050	20.748474	4.47%	0
2016	17.779282	19.861050	11.71%	0
2015	18.656443	17.779282	-4.70%	0
2014	18.592204	18.656443	0.35%	0
2013	17.745673	18.592204	4.77%	0
2012	15.831907	17.745673	12.09%	0
2011	15.583969	15.831907	1.59%	0
2010	14.074796	15.583969	10.72%	0
2009	9.851999	14.074796	42.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.293593	15.142995	-7.06%	0
2017	13.345990	16.293593	22.09%	0
2016	12.011599	13.345990	11.11%	0
2015	12.423731	12.011599	-3.32%	0
2014	11.915168	12.423731	4.27%	0
2013	8.483640	11.915168	40.45%	0
2012	7.421099	8.483640	14.32%	0
2011	8.584485	7.421099	-13.55%	0
2010	7.603174	8.584485	12.91%	0
2009	5.079792	7.603174	49.67%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.386882	16.011533	-7.91%	1,737
2017	15.011151	17.386882	15.83%	2,013
2016	13.931710	15.011151	7.75%	2,255
2015	14.297649	13.931710	-2.56%	2,498
2014	13.222171	14.297649	8.13%	2,664
2013	9.752647	13.222171	35.58%	2,975
2012	8.948768	9.752647	8.98%	4,329
2011	9.453736	8.948768	-5.34%	4,682
2010	7.818986	9.453736	20.91%	369
2009	6.087288	7.818986	28.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.487281	12.650907	-12.68%	0
2017	12.357908	14.487281	17.23%	0
2016	11.653981	12.357908	6.04%	0
2015	12.122702	11.653981	-3.87%	0
2014	11.855937	12.122702	2.25%	0
2013	9.358010	11.855937	26.69%	0
2012	8.234030	9.358010	13.65%	0
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.204415	12.113597	-8.26%	63,854
2017	12.042402	13.204415	9.65%	65,449
2016	11.597835	12.042402	3.83%	76,882
2015	11.979598	11.597835	-3.19%	93,427
2014	11.738363	11.979598	2.06%	101,376
2013	10.462682	11.738363	12.19%	137,000
2012	9.628146	10.462682	8.67%	306,558
2011	9.973398	9.628146	-3.46%	277,647
2010	9.231775	9.973398	8.03%	220,411
2009	7.873896	9.231775	17.25%	183,355
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	14.028220	12.604944	-10.15%	0
2017	12.378948	14.028220	13.32%	0
2016	11.787153	12.378948	5.02%	0
2015	12.208387	11.787153	-3.45%	0
2014	11.916848	12.208387	2.45%	0
2013	10.044574	11.916848	18.64%	5,436
2012	9.033388	10.044574	11.19%	5,436
2011	9.561116	9.033388	-5.52%	22,271
2010	8.693971	9.561116	9.97%	22,271
2009	7.155840	8.693971	21.49%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.687887	11.137307	-4.71%	9,907
2017	11.229913	11.687887	4.08%	10,084
2016	10.969941	11.229913	2.37%	12,047
2015	11.293880	10.969941	-2.87%	12,388
2014	11.169368	11.293880	1.11%	26,042
2013	10.878184	11.169368	2.68%	27,414
2012	10.342256	10.878184	5.18%	39,213
2011	10.421908	10.342256	-0.76%	37,252
2010	9.972650	10.421908	4.50%	14,643
2009	9.017623	9.972650	10.59%	462
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.700181	10.644479	-9.02%	0
2017	10.418161	11.700181	12.31%	0
2016	10.085979	10.418161	3.29%	0
2015	10.770090	10.085979	-6.35%	0
2014	10.763473	10.770090	0.06%	0
2013*	10.000000	10.763473	7.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.015002	10.923746	-9.08%	0
2017	10.423700	12.015002	15.27%	0
2016	10.029050	10.423700	3.94%	0
2015	10.774906	10.029050	-6.92%	0
2014	10.901196	10.774906	-1.16%	0
2013*	10.000000	10.901196	9.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.652407	12.410639	-9.10%	82,114
2017	12.241457	13.652407	11.53%	92,357
2016	11.719853	12.241457	4.45%	98,673
2015	12.106433	11.719853	-3.19%	90,366
2014	11.831720	12.106433	2.32%	106,010
2013	10.264140	11.831720	15.27%	128,654
2012	9.335399	10.264140	9.95%	134,993
2011	9.767952	9.335399	-4.43%	171,398
2010	8.963277	9.767952	8.98%	30,886
2009	7.511606	8.963277	19.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.234845	12.603492	-11.46%	11,688
2017	12.320440	14.234845	15.54%	11,688
2016	11.702050	12.320440	5.28%	38,385
2015	12.142278	11.702050	-3.63%	38,385
2014	11.867707	12.142278	2.31%	60,828
2013	9.759166	11.867707	21.61%	60,828
2012	8.704464	9.759166	12.12%	11,688
2011	9.331274	8.704464	-6.72%	11,691
2010	8.415919	9.331274	10.88%	0
2009	6.794850	8.415919	23.86%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.750318	11.880450	-6.82%	22,266
2017	11.857478	12.750318	7.53%	23,775
2016	11.431632	11.857478	3.73%	24,321
2015	11.808623	11.431632	-3.19%	24,888
2014	11.594761	11.808623	1.84%	94,394
2013	10.652325	11.594761	8.85%	117,606
2012	9.893273	10.652325	7.67%	124,544
2011	10.137580	9.893273	-2.41%	133,774
2010	9.501879	10.137580	6.69%	103,728
2009	8.251709	9.501879	15.15%	5,712
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.831188	11.495801	-2.83%	2,549
2017	11.605378	11.831188	1.95%	2,566
2016	11.294355	11.605378	2.75%	2,501
2015	11.645063	11.294355	-3.01%	2,639
2014	11.368969	11.645063	2.43%	2,829
2013	11.871478	11.368969	-4.23%	2,954
2012	11.288265	11.871478	5.17%	3,337
2011	10.858224	11.288265	3.96%	3,344
2010	10.392365	10.858224	4.48%	321
2009	9.780422	10.392365	6.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.613126	12.161104	-3.58%	160
2017	12.421582	12.613126	1.54%	148
2016	12.283974	12.421582	1.12%	134
2015	12.619173	12.283974	-2.66%	133
2014	12.296182	12.619173	2.63%	134
2013	12.829222	12.296182	-4.15%	132
2012	12.240525	12.829222	4.81%	116
2011	11.795397	12.240525	3.77%	0
2010	11.149811	11.795397	5.79%	0
2009	9.786216	11.149811	13.93%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.556088	11.912033	-12.13%	0
2017	11.751322	13.556088	15.36%	0
2016	10.781102	11.751322	9.00%	0
2015	11.377433	10.781102	-5.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.590081	11.354795	-9.81%	0
2017	11.302503	12.590081	11.39%	0
2016	10.618948	11.302503	6.44%	0
2015	11.046898	10.618948	-3.87%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.557982	26.546708	-3.67%	0
2017	22.162481	27.557982	24.35%	0
2016	21.919384	22.162481	1.11%	0
2015	21.370417	21.919384	2.57%	0
2014	20.117464	21.370417	6.23%	0
2013	15.085423	20.117464	33.36%	0
2012	13.019223	15.085423	15.87%	0
2011	13.645142	13.019223	-4.59%	1,102
2010	12.850326	13.645142	6.19%	1,015
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	33.486076	26.977567	-19.44%	0
2017	24.230819	33.486076	38.20%	0
2016	23.038728	24.230819	5.17%	0
2015	28.108133	23.038728	-18.04%	0
2014	30.472073	28.108133	-7.76%	0
2013	31.008677	30.472073	-1.73%	0
2012	27.089023	31.008677	14.47%	0
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.511763	11.257510	-2.21%	2,632
2017	11.523812	11.511763	-0.10%	2,632
2016	11.689619	11.523812	-1.42%	2,485
2015	11.959489	11.689619	-2.26%	2,550
2014	11.688212	11.959489	2.32%	2,781
2013	12.449973	11.688212	-6.12%	2,844
2012	12.346802	12.449973	0.84%	3,143
2011	11.763830	12.346802	4.96%	3,048
2010	11.473635	11.763830	2.53%	296
2009	11.418724	11.473635	0.48%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.453569	8.385844	-0.80%	5,486
2017	8.602538	8.453569	-1.73%	5,471
2016	8.790365	8.602538	-2.14%	5,444
2015	8.983507	8.790365	-2.15%	5,427
2014	9.180892	8.983507	-2.15%	5,427
2013	9.382613	9.180892	-2.15%	5,414
2012	9.589344	9.382613	-2.16%	5,388
2011	9.799448	9.589344	-2.14%	5,178
2010	10.014756	9.799448	-2.15%	0
2009	10.230509	10.014756	-2.11%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.783358	8.154914	-16.65%	0
2017	7.867512	9.783358	24.35%	0
2016	7.989281	7.867512	-1.52%	0
2015	8.436587	7.989281	-5.30%	0
2014	8.684487	8.436587	-2.85%	0
2013	7.549373	8.684487	15.04%	0
2012	6.696046	7.549373	12.74%	0
2011	7.603263	6.696046	-11.93%	0
2010	6.876080	7.603263	10.58%	0
2009	5.428443	6.876080	26.67%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.555272	8.868141	-15.98%	0
2017	8.666856	10.555272	21.79%	0
2016	8.810672	8.666856	-1.63%	0
2015	9.131144	8.810672	-3.51%	0
2014	9.947346	9.131144	-8.21%	0
2013	8.400722	9.947346	18.41%	0
2012	7.262970	8.400722	15.67%	0
2011	8.516680	7.262970	-14.72%	0
2010	8.104100	8.516680	5.09%	0
2009	6.439806	8.104100	25.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	27.000150	24.077179	-10.83%	9,649
2017	23.297886	27.000150	15.89%	9,650
2016	21.749160	23.297886	7.12%	9,652
2015	22.451176	21.749160	-3.13%	9,653
2014	21.854938	22.451176	2.73%	9,654
2013	17.552359	21.854938	24.51%	9,656
2012	15.477474	17.552359	13.41%	7,171
2011	16.464175	15.477474	-5.99%	296
2010	14.678362	16.464175	12.17%	0
2009	11.792638	14.678362	24.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.347581	15.218522	-6.91%	16,645
2017	15.032484	16.347581	8.75%	29,217
2016	14.451064	15.032484	4.02%	113,616
2015	14.794290	14.451064	-2.32%	119,895
2014	14.456487	14.794290	2.34%	202,967
2013	13.025523	14.456487	10.99%	276,758
2012	12.170096	13.025523	7.03%	338,216
2011	12.327843	12.170096	-1.28%	294,469
2010	11.472614	12.327843	7.45%	234,118
2009*	10.000000	11.472614	14.73%	41,983

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.482920	17.828259	-8.49%	0
2017	17.341670	19.482920	12.35%	0
2016	16.448610	17.341670	5.43%	7,559
2015	16.899940	16.448610	-2.67%	47,960
2014	16.415705	16.899940	2.95%	48,526
2013	14.039375	16.415705	16.93%	49,104
2012	12.782689	14.039375	9.83%	49,738
2011	13.186361	12.782689	-3.06%	50,449
2010	12.028785	13.186361	9.62%	51,178
2009*	10.000000	12.028785	20.29%	16,395
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.482227	12.952899	-3.93%	4,325
2017	13.036782	13.482227	3.42%	4,625
2016	12.777624	13.036782	2.03%	5,003
2015	13.023907	12.777624	-1.89%	5,254
2014	12.811652	13.023907	1.66%	16,320
2013	12.489681	12.811652	2.58%	22,462
2012	12.136632	12.489681	2.91%	39,843
2011	12.049500	12.136632	0.72%	42,791
2010	11.628939	12.049500	3.62%	21,241
2009	10.894700	11.628939	6.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.612473	10.722252	-7.67%	0
2017	10.406707	11.612473	11.59%	0
2016	10.060490	10.406707	3.44%	0
2015	10.625969	10.060490	-5.32%	0
2014	10.599161	10.625969	0.25%	0
2013*	10.000000	10.599161	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.976515	11.008152	-8.09%	0
2017	10.463874	11.976515	14.46%	0
2016	9.998183	10.463874	4.66%	0
2015	10.638651	9.998183	-6.02%	0
2014	10.687136	10.638651	-0.45%	0
2013*	10.000000	10.687136	6.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.252047	18.688730	-7.72%	78,727
2017	18.326645	20.252047	10.51%	91,421
2016	17.479615	18.326645	4.85%	134,212
2015	17.923691	17.479615	-2.48%	169,410
2014	17.415214	17.923691	2.92%	239,560
2013	15.260369	17.415214	14.12%	245,644
2012	14.074710	15.260369	8.42%	296,595
2011	14.389123	14.074710	-2.19%	288,639
2010	13.258157	14.389123	8.53%	92,243
2009	11.373158	13.258157	16.57%	84,587

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.202485	21.849544	-9.72%	6,103
2017	21.197228	24.202485	14.18%	6,107
2016	19.968070	21.197228	6.16%	29,526
2015	20.556890	19.968070	-2.86%	29,533
2014	20.016368	20.556890	2.70%	28,940
2013	16.715505	20.016368	19.75%	17,202
2012	15.017217	16.715505	11.31%	17,882
2011	15.679972	15.017217	-4.23%	10,419
2010	14.201595	15.679972	10.41%	2,124
2009	11.667610	14.201595	21.72%	2,936
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.807093	15.830070	-5.81%	6,498
2017	15.726681	16.807093	6.87%	6,755
2016	15.204169	15.726681	3.44%	8,348
2015	15.543013	15.204169	-2.18%	8,665
2014	15.165754	15.543013	2.49%	31,423
2013	14.026830	15.165754	8.12%	49,729
2012	13.268954	14.026830	5.71%	98,371
2011	13.285812	13.268954	-0.13%	120,333
2010	12.512027	13.285812	6.18%	113,123
2009	11.161635	12.512027	12.10%	93,695
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.576191	10.779946	-6.88%	0
2017	10.063345	11.576191	15.03%	0
2016	9.474028	10.063345	6.22%	0
2015	9.904787	9.474028	-4.35%	0
2014*	10.000000	9.904787	-0.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.692055	12.097898	-4.68%	0
2017	10.657696	12.692055	19.09%	0
2016	9.897031	10.657696	7.69%	0
2015	10.100223	9.897031	-2.01%	0
2014*	10.000000	10.100223	1.00%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	39.979823	34.662241	-13.30%	0
2017	35.287508	39.979823	13.30%	0
2016	29.978156	35.287508	17.71%	0
2015	31.433486	29.978156	-4.63%	0
2014	29.358496	31.433486	7.07%	0
2013	22.550669	29.358496	30.19%	0
2012	19.619205	22.550669	14.94%	0
2011	20.572894	19.619205	-4.64%	0
2010	16.659428	20.572894	23.49%	0
2009	12.449566	16.659428	33.82%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.663081	9.508635	-18.47%	1,979
2017	9.494091	11.663081	22.85%	1,998
2016	9.948025	9.494091	-4.56%	2,223
2015	10.233633	9.948025	-2.79%	2,370
2014	10.601854	10.233633	-3.47%	2,406
2013	8.948602	10.601854	18.47%	2,486
2012	7.916925	8.948602	13.03%	3,381
2011	8.952102	7.916925	-11.56%	3,831
2010	8.038841	8.952102	11.36%	292
2009	6.035998	8.038841	33.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.295571	13.179275	-19.12%	125
2017	13.589991	16.295571	19.91%	119
2016	13.228809	13.589991	2.73%	132
2015	14.283110	13.228809	-7.38%	127
2014	16.160982	14.283110	-11.62%	112
2013	13.643935	16.160982	18.45%	0
2012	11.913391	13.643935	14.53%	0
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.487852	16.536444	-5.44%	515
2017	13.759602	17.487852	27.10%	652
2016	13.786714	13.759602	-0.20%	760
2015	13.662073	13.786714	0.91%	820
2014	12.675861	13.662073	7.78%	910
2013	9.637576	12.675861	31.53%	1,039
2012	8.480971	9.637576	13.64%	1,444
2011	8.956444	8.480971	-5.31%	1,811
2010	7.934473	8.956444	12.88%	146
2009	6.268781	7.934473	26.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.572352	13.438769	-13.70%	0
2017	13.915025	15.572352	11.91%	0
2016	12.253720	13.915025	13.56%	0
2015	12.968676	12.253720	-5.51%	0
2014	12.022173	12.968676	7.87%	0
2013	9.099031	12.022173	32.13%	0
2012	7.908241	9.099031	15.06%	0
2011	8.606015	7.908241	-8.11%	0
2010	7.800703	8.606015	10.32%	0
2009	6.256962	7.800703	24.67%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.286053	15.720227	-9.06%	863
2017	13.852181	17.286053	24.79%	1,060
2016	13.347436	13.852181	3.78%	1,237
2015	13.688071	13.347436	-2.49%	1,280
2014	13.487189	13.688071	1.49%	1,460
2013	9.944282	13.487189	35.63%	1,474
2012	8.865053	9.944282	12.17%	2,143
2011	9.481495	8.865053	-6.50%	2,384
2010	7.661708	9.481495	23.75%	184
2009	6.179627	7.661708	23.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	20.055989	17.040861	-15.03%	503
2017	18.003799	20.055989	11.40%	554
2016	15.645570	18.003799	15.07%	616
2015	16.464495	15.645570	-4.97%	702
2014	14.378908	16.464495	14.50%	780
2013	10.830592	14.378908	32.76%	891
2012	9.513974	10.830592	13.84%	1,354
2011	9.953671	9.513974	-4.42%	1,669
2010	8.502885	9.953671	17.06%	131
2009	6.660337	8.502885	27.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.449070	23.750877	-10.20%	0
2017	21.684027	26.449070	21.97%	0
2016	20.506683	21.684027	5.74%	0
2015	20.846898	20.506683	-1.63%	0
2014	20.777610	20.846898	0.33%	0
2013	14.750783	20.777610	40.86%	0
2012	13.330323	14.750783	10.66%	0
2011	13.740977	13.330323	-2.99%	0
2010	11.224708	13.740977	22.42%	0
2009	9.019312	11.224708	24.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	37.611412	30.496861	-18.92%	26
2017	35.341883	37.611412	6.42%	25
2016	28.751638	35.341883	22.92%	28
2015	31.355557	28.751638	-8.30%	29
2014	30.013992	31.355557	4.47%	30
2013	21.905542	30.013992	37.02%	29
2012	18.609309	21.905542	17.71%	35
2011	20.114343	18.609309	-7.48%	0
2010	16.253001	20.114343	23.76%	0
2009	13.197321	16.253001	23.15%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	35.240155	30.053136	-14.72%	0
2017	31.813092	35.240155	10.77%	0
2016	26.529328	31.813092	19.92%	0
2015	27.636056	26.529328	-4.00%	0
2014	28.087212	27.636056	-1.61%	0
2013	20.422430	28.087212	37.53%	0
2012	18.114007	20.422430	12.74%	0
2011	19.651678	18.114007	-7.82%	530
2010	16.069084	19.651678	22.29%	489
2009	12.216178	16.069084	31.54%	409
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	25.805454	25.177467	-2.43%	960
2017	21.930781	25.805454	17.67%	1,162
2016	20.161635	21.930781	8.77%	1,332
2015	20.469179	20.161635	-1.50%	1,495
2014	18.708276	20.469179	9.41%	1,600
2013	14.618193	18.708276	27.98%	1,844
2012	13.122958	14.618193	11.39%	2,610
2011	13.360187	13.122958	-1.78%	3,224
2010	12.058938	13.360187	10.79%	261
2009	9.815428	12.058938	22.86%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.453546	12.628610	-6.13%	0
2017	12.952559	13.453546	3.87%	0
2016	12.349912	12.952559	4.88%	0
2015	13.378579	12.349912	-7.69%	0
2014	10.631183	13.378579	25.84%	0
2013	10.579126	10.631183	0.49%	0
2012	9.354492	10.579126	13.09%	0
2011	9.006700	9.354492	3.86%	0
2010	7.090025	9.006700	27.03%	0
2009	5.551826	7.090025	27.71%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.437893	15.298708	-6.93%	0
2017	13.856881	16.437893	18.63%	0
2016	12.711821	13.856881	9.01%	0
2015	12.869785	12.711821	-1.23%	0
2014	11.631459	12.869785	10.65%	0
2013*	10.000000	11.631459	16.31%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.678288	9.546749	-1.36%	0
2017	9.736599	9.678288	-0.60%	0
2016	9.708053	9.736599	0.29%	0
2015	9.955337	9.708053	-2.48%	0
2014	10.124076	9.955337	-1.67%	0
2013	10.335646	10.124076	-2.05%	0
2012	10.203793	10.335646	1.29%	0
2011	10.293761	10.203793	-0.87%	0
2010	10.271377	10.293761	0.22%	0
2009	9.800278	10.271377	4.81%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.726152	13.640718	-13.26%	0
2017	14.074715	15.726152	11.73%	0
2016	11.899530	14.074715	18.28%	0
2015	12.785198	11.899530	-6.93%	0
2014	12.497315	12.785198	2.30%	0
2013*	10.000000	12.497315	24.97%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.815285	13.045570	-17.51%	1,570
2017	13.169760	15.815285	20.09%	1,620
2016	13.309931	13.169760	-1.05%	1,877
2015	14.154944	13.309931	-5.97%	1,899
2014	15.749135	14.154944	-10.12%	1,860
2013	13.402022	15.749135	17.51%	1,862
2012	11.455869	13.402022	16.99%	2,640
2011	13.368509	11.455869	-14.31%	3,084
2010	12.846780	13.368509	4.06%	228
2009*	10.000000	12.846780	28.47%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	14.952685	12.149331	-18.75%	0
2017	12.054515	14.952685	24.04%	0
2016	12.546484	12.054515	-3.92%	0
2015	12.629208	12.546484	-0.66%	0
2014	13.343628	12.629208	-5.35%	0
2013	11.572805	13.343628	15.30%	0
2012	9.982841	11.572805	15.93%	0
2011	11.636945	9.982841	-14.21%	0
2010	9.746627	11.636945	19.39%	0
2009	7.405161	9.746627	31.62%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	33.879849	30.973270	-8.58%	0
2017	27.794736	33.879849	21.89%	0
2016	27.268926	27.794736	1.93%	0
2015	27.593644	27.268926	-1.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.245398	9.137903	-1.16%	2,611
2017	9.364522	9.245398	-1.27%	2,680
2016	9.454441	9.364522	-0.95%	2,613
2015	9.644460	9.454441	-1.97%	2,626
2014	9.796615	9.644460	-1.55%	2,837
2013	9.950491	9.796615	-1.55%	2,849
2012	9.721973	9.950491	2.35%	3,329
2011	9.906396	9.721973	-1.86%	3,392
2010	9.615846	9.906396	3.02%	308
2009	8.671443	9.615846	10.89%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.570465	25.429756	-7.76%	0
2017	23.790012	27.570465	15.89%	0
2016	22.128896	23.790012	7.51%	0
2015	22.720463	22.128896	-2.60%	0
2014	21.035752	22.720463	8.01%	0
2013	15.622947	21.035752	34.65%	0
2012	14.387365	15.622947	8.59%	0
2011	15.170175	14.387365	-5.16%	0
2010	12.619090	15.170175	20.22%	0
2009	9.812617	12.619090	28.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	36.487717	30.917227	-15.27%	0
2017	27.352371	36.487717	33.40%	0
2016	27.995705	27.352371	-2.30%	0
2015	27.597404	27.995705	1.44%	0
2014	27.635635	27.597404	-0.14%	0
2013	22.239798	27.635635	24.26%	0
2012	18.792387	22.239798	18.34%	0
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.202280	9.528618	-6.60%	0
2017	9.832291	10.202280	3.76%	0
2016	9.455343	9.832291	3.99%	0
2015	9.910067	9.455343	-4.59%	0
2014	9.881618	9.910067	0.29%	0
2013	10.135959	9.881618	-2.51%	0
2012*	10.000000	10.135959	1.36%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.674191	8.401427	-21.29%	0
2017	8.626656	10.674191	23.73%	0
2016	9.061745	8.626656	-4.80%	0
2015	8.981906	9.061745	0.89%	0
2014*	10.000000	8.981906	-10.18%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.255184	24.506571	-10.08%	949
2017	23.879637	27.255184	14.14%	1,059
2016	21.925576	23.879637	8.91%	1,228
2015	21.732156	21.925576	0.89%	1,383
2014	20.117327	21.732156	8.03%	1,503
2013	15.641602	20.117327	28.61%	1,733
2012	13.709058	15.641602	14.10%	2,393
2011	14.053857	13.709058	-2.45%	3,062
2010	12.400019	14.053857	13.34%	248
2009	9.900851	12.400019	25.24%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	38.850959	34.004864	-12.47%	0
2017	34.853759	38.850959	11.47%	0
2016	30.268263	34.853759	15.15%	0
2015	32.940791	30.268263	-8.11%	0
2014	30.150620	32.940791	9.25%	0
2013	21.911475	30.150620	37.60%	0
2012	19.031177	21.911475	15.13%	0
2011	19.923293	19.031177	-4.48%	0
2010	16.545827	19.923293	20.41%	0
2009	12.353254	16.545827	33.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.078817	10.248887	-7.49%	0
2017	9.985593	11.078817	10.95%	0
2016	9.037994	9.985593	10.48%	0
2015	10.171179	9.037994	-11.14%	0
2014	10.347613	10.171179	-1.71%	0
2013	10.563432	10.347613	-2.04%	0
2012*	10.000000	10.563432	5.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.269002	9.562210	-6.88%	0
2017	9.559115	10.269002	7.43%	0
2016	8.628477	9.559115	10.79%	0
2015	9.031681	8.628477	-4.46%	0
2014	9.102276	9.031681	-0.78%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.236340	10.545636	-6.15%	0
2017	10.369428	11.236340	8.36%	0
2016	10.297659	10.369428	0.70%	0
2015	11.337415	10.297659	-9.17%	0
2014	11.551762	11.337415	-1.86%	0
2013	12.635348	11.551762	-8.58%	0
2012	12.271629	12.635348	2.96%	0
2011	11.567017	12.271629	6.09%	0
2010	10.808196	11.567017	7.02%	0
2009*	10.000000	10.808196	8.08%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.622304	10.417331	-1.93%	1,351
2017	10.720804	10.622304	-0.92%	1,349
2016	10.814584	10.720804	-0.87%	1,299
2015	11.029176	10.814584	-1.95%	1,292
2014	11.187797	11.029176	-1.42%	1,364
2013	11.460232	11.187797	-2.38%	1,365
2012	11.075823	11.460232	3.47%	1,499
2011	11.205585	11.075823	-1.16%	1,282
2010	10.887208	11.205585	2.92%	117
2009*	10.000000	10.887208	8.87%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.067634	9.990586	-0.77%	0
2017	10.056409	10.067634	0.11%	0
2016*	10.000000	10.056409	0.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.523997	10.231121	-2.78%	0
2017	10.260350	10.523997	2.57%	0
2016	10.221099	10.260350	0.38%	0
2015	10.410747	10.221099	-1.82%	0
2014	10.213832	10.410747	1.93%	0
2013	10.657042	10.213832	-4.16%	0
2012	9.946827	10.657042	7.14%	0
2011*	10.000000	9.946827	-0.53%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.199857	10.027510	-10.47%	0
2017*	10.000000	11.199857	12.00%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.194872	13.216823	0.17%	0
2017	10.300576	13.194872	28.10%	0
2016*	10.000000	10.300576	3.01%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.294003	15.268605	-20.86%	0
2017	15.576318	19.294003	23.87%	0
2016	16.317992	15.576318	-4.55%	0
2015	16.653242	16.317992	-2.01%	0
2014	18.256628	16.653242	-8.78%	0
2013	14.568153	18.256628	25.32%	0
2012	12.212444	14.568153	19.29%	0
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.882591	32.447314	-1.32%	0
2017	26.395179	32.882591	24.58%	0
2016	30.210973	26.395179	-12.63%	0
2015	27.451477	30.210973	10.05%	0
2014	21.378928	27.451477	28.40%	0
2013	14.515903	21.378928	47.28%	0
2012	11.324843	14.515903	28.18%	0
2011	10.484270	11.324843	8.02%	0
2010*	10.000000	10.484270	4.84%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.136939	4.997899	-29.97%	0
2017	7.439970	7.136939	-4.07%	0
2016	5.301448	7.439970	40.34%	0
2015	8.163120	5.301448	-35.06%	0
2014	10.343958	8.163120	-21.08%	0
2013	9.584479	10.343958	7.92%	0
2012*	10.000000	9.584479	-4.16%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.300200	5.122590	-29.83%	0
2017	7.589006	7.300200	-3.81%	0
2016	5.396459	7.589006	40.63%	0
2015	8.287036	5.396459	-34.88%	0
2014	10.469426	8.287036	-20.85%	0
2013	9.679796	10.469426	8.16%	0
2012*	10.000000	9.679796	-3.20%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	22.574300	19.148076	-15.18%	0
2017	18.242452	22.574300	23.75%	0
2016	17.943186	18.242452	1.67%	0
2015	18.926863	17.943186	-5.20%	0
2014	17.552461	18.926863	7.83%	0
2013	13.393671	17.552461	31.05%	0
2012	11.772233	13.393671	13.77%	0
2011	12.911957	11.772233	-8.83%	0
2010	11.745553	12.911957	9.93%	0
2009	9.447121	11.745553	24.33%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	18.788014	17.847971	-5.00%	0
2017	17.104542	18.788014	9.84%	0
2016	16.234036	17.104542	5.36%	0
2015	16.386082	16.234036	-0.93%	0
2014	14.184583	16.386082	15.52%	0
2013	12.117417	14.184583	17.06%	0
2012	10.956191	12.117417	10.60%	0
2011	10.514481	10.956191	4.20%	0
2010	9.484834	10.514481	10.86%	0
2009	8.395704	9.484834	12.97%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	24.448477	23.985876	-1.89%	0
2017	18.562023	24.448477	31.71%	0
2016	18.870902	18.562023	-1.64%	0
2015	19.029803	18.870902	-0.84%	0
2014	18.724371	19.029803	1.63%	0
2013	13.679840	18.724371	36.88%	0
2012	11.613102	13.679840	17.80%	0
2011	12.563982	11.613102	-7.57%	0
2010*	10.000000	12.563982	25.64%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.993020	26.755005	-0.88%	0
2017	21.916936	26.993020	23.16%	0
2016	20.786855	21.916936	5.44%	0
2015	21.874220	20.786855	-4.97%	0
2014	22.782777	21.874220	-3.99%	0
2013	15.498174	22.782777	47.00%	0
2012	14.683773	15.498174	5.55%	0
2011	15.728823	14.683773	-6.64%	0
2010	12.679469	15.728823	24.05%	0
2009	8.489079	12.679469	49.36%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.286525	11.131920	-9.40%	0
2017	10.988218	12.286525	11.82%	0
2016	10.868857	10.988218	1.10%	0
2015	11.259746	10.868857	-3.47%	0
2014	11.048251	11.259746	1.91%	0
2013	10.092402	11.048251	9.47%	0
2012*	10.000000	10.092402	0.92%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	27.951723	25.735671	-7.93%	0
2017	24.097098	27.951723	16.00%	0
2016	22.181987	24.097098	8.63%	0
2015	22.361933	22.181987	-0.80%	0
2014	20.921291	22.361933	6.89%	0
2013	15.893630	20.921291	31.63%	0
2012	13.861606	15.893630	14.66%	0
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.611992	-23.88%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	39.620386	32.817504	-17.17%	0
2017	35.896278	39.620386	10.37%	0
2016	29.409928	35.896278	22.05%	0
2015	31.887307	29.409928	-7.77%	0
2014	29.927338	31.887307	6.55%	0
2013	22.232804	29.927338	34.61%	0
2012	19.189871	22.232804	15.86%	0
2011	21.472153	19.189871	-10.63%	987
2010	17.343216	21.472153	23.81%	1,555
2009	12.430721	17.343216	39.52%	1,817
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.346636	11.733202	-4.97%	0
2017	12.176507	12.346636	1.40%	0
2016	11.926397	12.176507	2.10%	0
2015	12.503325	11.926397	-4.61%	0
2014	12.376204	12.503325	1.03%	0
2013	13.827122	12.376204	-10.49%	0
2012	13.166455	13.827122	5.02%	0
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	35

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	26.919219	24.429993	-9.25%	0
2017	22.879007	26.919219	17.66%	0
2016	20.664518	22.879007	10.72%	0
2015	22.465915	20.664518	-8.02%	0
2014	20.449498	22.465915	9.86%	0
2013	15.433078	20.449498	32.50%	0
2012	13.787689	15.433078	11.93%	0
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.336517	23.266566	-14.89%	0
2017	25.074214	27.336517	9.02%	0
2016	20.890693	25.074214	20.03%	0
2015	21.703488	20.890693	-3.74%	0
2014	19.091446	21.703488	13.68%	0
2013	15.027459	19.091446	27.04%	0
2012	13.220882	15.027459	13.66%	0
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	401
2009	9.228892	11.715784	26.95%	3,809
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.590126	10.056761	-5.04%	0
2017	10.111918	10.590126	4.73%	0
2016	9.164027	10.111918	10.34%	0
2015*	10.000000	9.164027	-8.36%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.848058	9.560746	-2.92%	0
2017	9.756182	9.848058	0.94%	0
2016	9.735632	9.756182	0.21%	0
2015*	10.000000	9.735632	-2.64%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.555204	11.366877	-9.46%	0
2017	11.019587	12.555204	13.94%	0
2016	9.707758	11.019587	13.51%	0
2015*	10.000000	9.707758	-2.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.919813	14.387743	-9.62%	0
2017	14.314572	15.919813	11.21%	0
2016	14.099198	14.314572	1.53%	0
2015	14.562187	14.099198	-3.18%	0
2014	14.607535	14.562187	-0.31%	0
2013	13.054196	14.607535	11.90%	0
2012	12.138691	13.054196	7.54%	0
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	844
2009*	10.000000	11.998434	19.98%	1,810
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.145516	9.524361	-6.12%	0
2017*	10.000000	10.145516	1.46%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.102905	13.078408	-18.78%	0
2017	14.731890	16.102905	9.31%	0
2016	11.490393	14.731890	28.21%	0
2015	12.560631	11.490393	-8.52%	0
2014	12.159997	12.560631	3.29%	0
2013*	10.000000	12.159997	21.60%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.081768	10.785696	-17.55%	0
2017	11.626476	13.081768	12.52%	0
2016	10.318625	11.626476	12.67%	0
2015	10.823098	10.318625	-4.66%	0
2014*	10.000000	10.823098	8.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	40.650274	36.182869	-10.99%	0
2017	36.975780	40.650274	9.94%	5
2016	30.069101	36.975780	22.97%	5
2015	31.478881	30.069101	-4.48%	5
2014	30.618868	31.478881	2.81%	5
2013	22.248661	30.618868	37.62%	250
2012	19.656053	22.248661	13.19%	1,326
2011	19.984863	19.656053	-1.65%	3,090
2010	16.239741	19.984863	23.06%	2,620
2009	13.281286	16.239741	22.28%	21

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	29.074308	27.050803	-6.96%	0
2017	24.524121	29.074308	18.55%	0
2016	22.499952	24.524121	9.00%	0
2015	22.808024	22.499952	-1.35%	0
2014	20.619086	22.808024	10.62%	0
2013	16.007451	20.619086	28.81%	0
2012	14.174868	16.007451	12.93%	0
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	1
2009	10.328190	12.731742	23.27%	1
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	25.614786	23.268899	-9.16%	0
2017	20.619824	25.614786	24.22%	0
2016	19.587114	20.619824	5.27%	0
2015	20.586423	19.587114	-4.85%	0
2014	19.521593	20.586423	5.45%	0
2013	16.520104	19.521593	18.17%	0
2012	15.337686	16.520104	7.71%	0
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	24.285332	19.167331	-21.07%	0
2017	19.964397	24.285332	21.64%	0
2016	17.477796	19.964397	14.23%	0
2015	18.333417	17.477796	-4.67%	0
2014	18.501391	18.333417	-0.91%	0
2013	12.763037	18.501391	44.96%	0
2012	10.854010	12.763037	17.59%	0
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.278018	10.042044	-2.30%	0
2017	10.158862	10.278018	1.17%	0
2016	9.533872	10.158862	6.56%	0
2015	9.846030	9.533872	-3.17%	0
2014	10.010236	9.846030	-1.64%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.023496	-9.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.731249	12.352096	-2.98%	0
2017	12.546424	12.731249	1.47%	0
2016	12.390267	12.546424	1.26%	0
2015	12.724909	12.390267	-2.63%	0
2014	12.569598	12.724909	1.24%	0
2013	12.756627	12.569598	-1.47%	0
2012	11.918438	12.756627	7.03%	0
2011	11.947988	11.918438	-0.25%	342
2010	11.282294	11.947988	5.90%	362
2009	9.600863	11.282294	17.51%	353
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.194606	-18.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.635150	14.637677	-6.38%	0
2017	14.172206	15.635150	10.32%	0
2016	13.769924	14.172206	2.92%	0
2015	14.154772	13.769924	-2.72%	0
2014	13.888325	14.154772	1.92%	0
2013	12.545176	13.888325	10.71%	0
2012	11.496399	12.545176	9.12%	0
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	12,912
2009	8.846750	10.724769	21.23%	12,912
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.811831	15.440664	-8.16%	0
2017	14.784772	16.811831	13.71%	0
2016	14.287368	14.784772	3.48%	0
2015	14.676154	14.287368	-2.65%	0
2014	14.347007	14.676154	2.29%	0
2013	12.686185	14.347007	13.09%	0
2012	11.472664	12.686185	10.58%	8,738
2011	11.877674	11.472664	-3.41%	8,738
2010	10.622572	11.877674	11.82%	8,738
2009	8.449381	10.622572	25.72%	8,984
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.298109	16.452022	-10.09%	0
2017	15.500691	18.298109	18.05%	0
2016	14.898763	15.500691	4.04%	0
2015	15.315059	14.898763	-2.72%	0
2014	14.950435	15.315059	2.44%	0
2013	12.591050	14.950435	18.74%	0
2012	11.177926	12.591050	12.64%	0
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.779748	11.007561	-6.56%	0
2017	10.372275	11.779748	13.57%	0
2016*	10.000000	10.372275	3.72%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.357782	11.298224	-26.43%	0
2017	16.150505	15.357782	-4.91%	0
2016	12.368603	16.150505	30.58%	0
2015	15.958734	12.368603	-22.50%	0
2014	18.706175	15.958734	-14.69%	0
2013	15.406781	18.706175	21.42%	0
2012	15.042052	15.406781	2.42%	0
2011	16.223362	15.042052	-7.28%	1,677
2010	13.921125	16.223362	16.54%	481
2009	9.645606	13.921125	44.33%	1,123
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.199984	22.538535	-10.56%	0
2017	22.871799	25.199984	10.18%	0
2016	19.866582	22.871799	15.13%	0
2015	21.212633	19.866582	-6.35%	0
2014	19.994366	21.212633	6.09%	0
2013	15.993367	19.994366	25.02%	0
2012	13.971141	15.993367	14.47%	0
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	440
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.767449	11.337258	-11.20%	0
2017	11.194204	12.767449	14.05%	0
2016*	10.000000	11.194204	11.94%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	30.939846	30.124488	-2.64%	0
2017	23.464077	30.939846	31.86%	0
2016	23.859236	23.464077	-1.66%	0
2015	22.820347	23.859236	4.55%	0
2014	21.018865	22.820347	8.57%	0
2013	15.802459	21.018865	33.01%	0
2012	14.124403	15.802459	11.88%	0
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	13.031461	12.642897	-2.98%	0
2017	12.812315	13.031461	1.71%	44
2016	12.538269	12.812315	2.19%	44
2015	12.930203	12.538269	-3.03%	44
2014	12.517818	12.930203	3.29%	44
2013	13.069669	12.517818	-4.22%	2,249
2012	12.655223	13.069669	3.27%	8,890
2011	12.088622	12.655223	4.69%	43,618
2010	11.493027	12.088622	5.18%	123,799
2009	10.177160	11.493027	12.93%	187,133
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	42.174399	35.148603	-16.66%	0
2017	35.773363	42.174399	17.89%	0
2016	32.679385	35.773363	9.47%	0
2015	33.967851	32.679385	-3.79%	0
2014	32.756258	33.967851	3.70%	0
2013	24.650595	32.756258	32.88%	1,007
2012	22.002291	24.650595	12.04%	1,227
2011	25.235136	22.002291	-12.81%	3,156
2010	20.068370	25.235136	25.75%	4,110
2009	14.682911	20.068370	36.68%	7,609
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	24.091890	20.011414	-16.94%	0
2017	18.949496	24.091890	27.14%	0
2016	20.452099	18.949496	-7.35%	0
2015	20.244873	20.452099	1.02%	0
2014	22.573278	20.244873	-10.31%	0
2013	17.731695	22.573278	27.30%	0
2012	15.062032	17.731695	17.72%	0
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.924085	10.907539	-8.53%	0
2017	11.748430	11.924085	1.50%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	33.732199	27.213680	-19.32%	0
2017	28.961241	33.732199	16.47%	0
2016	27.098385	28.961241	6.87%	0
2015	28.621197	27.098385	-5.32%	0
2014	27.475559	28.621197	4.17%	0
2013	21.579649	27.475559	27.32%	0
2012	17.366076	21.579649	24.26%	0
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.247132	11.704105	-11.65%	0
2017	12.095368	13.247132	9.52%	0
2016	10.926500	12.095368	10.70%	0
2015	11.912505	10.926500	-8.28%	0
2014	11.843193	11.912505	0.59%	0
2013	9.783808	11.843193	21.05%	0
2012	8.674370	9.783808	12.79%	0
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.419151	14.429074	-6.42%	0
2017	14.374513	15.419151	7.27%	0
2016	12.889373	14.374513	11.52%	0
2015	14.179668	12.889373	-9.10%	0
2014	13.858930	14.179668	2.31%	0
2013	12.436769	13.858930	11.44%	0
2012	11.288871	12.436769	10.17%	0
2011	11.273453	11.288871	0.14%	1,503
2010	10.230415	11.273453	10.20%	3,273
2009	7.714445	10.230415	32.61%	420
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	29.217416	27.120979	-7.18%	0
2017	24.778435	29.217416	17.91%	0
2016	21.831856	24.778435	13.50%	0
2015	23.168165	21.831856	-5.77%	0
2014	21.788698	23.168165	6.33%	0
2013	17.178468	21.788698	26.84%	1,081
2012	15.689108	17.178468	9.49%	1,081
2011	15.133402	15.689108	3.67%	2,284
2010	12.825770	15.133402	17.99%	12,593
2009	11.175941	12.825770	14.76%	15,108
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	37.229500	31.717738	-14.80%	0
2017	34.400270	37.229500	8.22%	8
2016	27.016132	34.400270	27.33%	8
2015	29.827358	27.016132	-9.42%	8
2014	30.325331	29.827358	-1.64%	8
2013	22.759468	30.325331	33.24%	377
2012	19.657896	22.759468	15.78%	2,062
2011	20.884584	19.657896	-5.87%	8,571
2010	16.653826	20.884584	25.40%	22,576
2009	13.184473	16.653826	26.31%	33,970

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.521772	9.487128	-17.66%	0
2017	8.389769	11.521772	37.33%	0
2016	7.303960	8.389769	14.87%	0
2015	9.289461	7.303960	-21.37%	0
2014*	10.000000	9.289461	-7.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.940453	18.141800	-17.31%	0
2017	19.223479	21.940453	14.13%	0
2016	18.338863	19.223479	4.82%	0
2015	20.053603	18.338863	-8.55%	0
2014	23.073410	20.053603	-13.09%	0
2013	19.185201	23.073410	20.27%	0
2012	16.592440	19.185201	15.63%	0
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.069002	9.040227	-0.32%	0
2017	9.097251	9.069002	-0.31%	0
2016	9.035805	9.097251	0.68%	0
2015	9.654738	9.035805	-6.41%	0
2014	9.694231	9.654738	-0.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.930276	11.160502	-6.45%	0
2017	10.783895	11.930276	10.63%	0
2016	10.567417	10.783895	2.05%	0
2015	11.472558	10.567417	-7.89%	0
2014	11.285380	11.472558	1.66%	0
2013	10.160719	11.285380	11.07%	0
2012*	10.000000	10.160719	1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.348341	-6.52%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.909704	9.198739	-7.17%	0
2017	9.772884	9.909704	1.40%	0
2016	10.040685	9.772884	-2.67%	0
2015	10.080179	10.040685	-0.39%	0
2014	9.848043	10.080179	2.36%	0
2013*	10.000000	9.848043	-1.52%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.608313	16.548823	-6.02%	0
2017	14.172638	17.608313	24.24%	0
2016	14.204079	14.172638	-0.22%	0
2015	13.865012	14.204079	2.45%	0
2014	13.106301	13.865012	5.79%	0
2013	9.586119	13.106301	36.72%	0
2012*	10.000000	9.586119	-4.14%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.720232	12.724774	-13.56%	0
2017	13.126850	14.720232	12.14%	0
2016	11.860196	13.126850	10.68%	0
2015	12.669368	11.860196	-6.39%	0
2014	12.435865	12.669368	1.88%	0
2013	9.898072	12.435865	25.64%	0
2012*	10.000000	9.898072	-1.02%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.816905	14.558316	-7.96%	0
2017	13.239998	15.816905	19.46%	0
2016	13.459984	13.239998	-1.63%	0
2015	13.620897	13.459984	-1.18%	0
2014	12.932599	13.620897	5.32%	0
2013	9.680111	12.932599	33.60%	0
2012*	10.000000	9.680111	-3.20%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.849239	13.730901	-7.53%	0
2017	12.836602	14.849239	15.68%	0
2016	13.470536	12.836602	-4.71%	0
2015	15.027973	13.470536	-10.36%	0
2014	16.220172	15.027973	-7.35%	0
2013	13.253920	16.220172	22.38%	0
2012	11.372019	13.253920	16.55%	0
2011	12.530308	11.372019	-9.24%	334
2010	11.789219	12.530308	6.29%	881
2009*	10.000000	11.789219	17.89%	1,852
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.551977	12.014742	-4.28%	0
2017	12.030071	12.551977	4.34%	0
2016	10.586296	12.030071	13.64%	0
2015	11.577594	10.586296	-8.56%	0
2014	11.616749	11.577594	-0.34%	0
2013	10.749390	11.616749	8.07%	0
2012*	10.000000	10.749390	7.49%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.923990	15.562579	-2.27%	0
2017	12.830212	15.923990	24.11%	0
2016	12.362025	12.830212	3.79%	0
2015	13.415603	12.362025	-7.85%	0
2014	12.716657	13.415603	5.50%	0
2013	10.006763	12.716657	27.08%	0
2012*	10.000000	10.006763	0.07%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	25.045216	24.596821	-1.79%	0
2017	21.675899	25.045216	15.54%	0
2016	21.243645	21.675899	2.03%	0
2015	21.632737	21.243645	-1.80%	0
2014	20.435769	21.632737	5.86%	0
2013	17.441431	20.435769	17.17%	0
2012	15.730712	17.441431	10.88%	0
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.829829	9.488741	-3.47%	0
2017	9.724293	9.829829	1.09%	0
2016	9.726339	9.724293	-0.02%	0
2015*	10.000000	9.726339	-2.74%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	37.753726	37.552987	-0.53%	0
2017	29.693328	37.753726	27.15%	0
2016	29.780955	29.693328	-0.29%	0
2015	27.203452	29.780955	9.47%	0
2014	25.643905	27.203452	6.08%	0
2013	20.033088	25.643905	28.01%	0
2012	16.538740	20.033088	21.13%	0
2011	18.171475	16.538740	-8.99%	568
2010	17.449390	18.171475	4.14%	613
2009	12.219126	17.449390	42.80%	614
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.641715	22.342029	-1.32%	0
2017	15.974426	22.641715	41.74%	0
2016	14.345600	15.974426	11.35%	0
2015	14.017124	14.345600	2.34%	0
2014	13.107199	14.017124	6.94%	0
2013	9.898641	13.107199	32.41%	0
2012*	10.000000	9.898641	-1.01%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	28.208133	23.408542	-17.01%	0
2017	22.048542	28.208133	27.94%	0
2016	24.164065	22.048542	-8.75%	0
2015	27.093428	24.164065	-10.81%	0
2014	31.517293	27.093428	-14.04%	0
2013	28.198864	31.517293	11.77%	0
2012	25.476788	28.198864	10.68%	0
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.535278	8.390326	-20.36%	0
2017	8.426621	10.535278	25.02%	0
2016	7.133274	8.426621	18.13%	0
2015	9.123773	7.133274	-21.82%	0
2014	9.782726	9.123773	-6.74%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.071224	9.747349	-3.22%	0
2017	9.914080	10.071224	1.59%	0
2016*	10.000000	9.914080	-0.86%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.983408	15.361301	-3.89%	0
2017	12.935593	15.983408	23.56%	0
2016	12.156168	12.935593	6.41%	0
2015	12.702220	12.156168	-4.30%	0
2014	14.040316	12.702220	-9.53%	0
2013	10.165760	14.040316	38.11%	0
2012*	10.000000	10.165760	1.66%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	31.592684	27.693969	-12.34%	0
2017	27.525826	31.592684	14.77%	26
2016	24.735666	27.525826	11.28%	26
2015	25.530576	24.735666	-3.11%	26
2014	23.688108	25.530576	7.78%	26
2013	17.862377	23.688108	32.61%	1,307
2012	15.761758	17.862377	13.33%	6,755
2011	16.191113	15.761758	-2.65%	27,813
2010	14.885481	16.191113	8.77%	70,038
2009	12.429695	14.885481	19.76%	81,573

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.820831	16.614636	-11.72%	0
2017	15.173415	18.820831	24.04%	0
2016	14.939858	15.173415	1.56%	0
2015	14.367827	14.939858	3.98%	0
2014	14.526499	14.367827	-1.09%	0
2013	11.637191	14.526499	24.83%	0
2012	10.264305	11.637191	13.38%	0
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.543730	12.336828	-1.65%	0
2017	10.011601	12.543730	25.29%	0
2016	9.671201	10.011601	3.52%	0
2015*	10.000000	9.671201	-3.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.444304	12.058228	-3.10%	0
2017	12.015186	12.444304	3.57%	0
2016	11.604664	12.015186	3.54%	0
2015	11.965305	11.604664	-3.01%	0
2014	11.373951	11.965305	5.20%	0
2013	11.697682	11.373951	-2.77%	0
2012	10.954417	11.697682	6.79%	0
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	10,208
2009	9.504716	10.167618	6.97%	10,208
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.903598	20.819106	-9.10%	0
2017	21.369007	22.903598	7.18%	0
2016	19.757797	21.369007	8.15%	0
2015	20.442589	19.757797	-3.35%	0
2014	20.315286	20.442589	0.63%	0
2013	22.765873	20.315286	-10.76%	0
2012	19.748849	22.765873	15.28%	0
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.119278	9.114717	-9.93%	0
2017	9.193038	10.119278	10.08%	0
2016	8.175556	9.193038	12.45%	0
2015*	10.000000	8.175556	-18.24%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.341767	16.647847	-9.24%	0
2017	15.957528	18.341767	14.94%	0
2016	14.698087	15.957528	8.57%	0
2015	16.189086	14.698087	-9.21%	0
2014	16.902209	16.189086	-4.22%	0
2013	13.100487	16.902209	29.02%	0
2012	10.924093	13.100487	19.92%	0
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.955468	22.092192	-11.47%	0
2017	23.529748	24.955468	6.06%	0
2016	20.012495	23.529748	17.58%	0
2015	21.413917	20.012495	-6.54%	0
2014	19.385574	21.413917	10.46%	0
2013	15.053604	19.385574	28.78%	0
2012	13.450060	15.053604	11.92%	237
2011	13.685425	13.450060	-1.72%	2,187
2010	12.366653	13.685425	10.66%	1,296
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.170326	15.025250	-7.08%	13,965
2017	14.278020	16.170326	13.25%	14,914
2016	13.392959	14.278020	6.61%	20,713
2015	13.560787	13.392959	-1.24%	15,939
2014	13.206766	13.560787	2.68%	10,120
2013	10.953289	13.206766	20.57%	5,526
2012	9.679028	10.953289	13.17%	10,165
2011	9.805182	9.679028	-1.29%	30,092
2010	8.950048	9.805182	9.55%	26,066
2009	7.415149	8.950048	20.70%	19,232
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.762085	10.411078	-3.26%	21,647
2017	10.661096	10.762085	0.95%	21,863
2016	10.618800	10.661096	0.40%	26,384
2015	10.882810	10.618800	-2.43%	19,759
2014	10.599899	10.882810	2.67%	12,080
2013	11.124682	10.599899	-4.72%	6,471
2012	10.837297	11.124682	2.65%	27,255
2011	10.480500	10.837297	3.40%	44,076
2010	10.110557	10.480500	3.66%	38,697
2009	9.217980	10.110557	9.68%	32,517

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.759184	16.615582	-11.43%	0
2017	14.644726	18.759184	28.10%	0
2016	14.945249	14.644726	-2.01%	0
2015	14.342990	14.945249	4.20%	0
2014	14.401302	14.342990	-0.40%	0
2013	11.446637	14.401302	25.81%	0
2012	9.587174	11.446637	19.40%	0
2011	10.808710	9.587174	-11.30%	490
2010	9.929560	10.808710	8.85%	470
2009	7.169940	9.929560	38.49%	491
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	19.034836	18.491513	-2.85%	0
2017	15.228524	19.034836	24.99%	0
2016	14.276144	15.228524	6.67%	0
2015	13.715751	14.276144	4.09%	0
2014	12.977426	13.715751	5.69%	0
2013	10.237758	12.977426	26.76%	0
2012	8.916863	10.237758	14.81%	21,705
2011	9.565490	8.916863	-6.78%	22,971
2010	8.274989	9.565490	15.60%	24,110
2009	6.096694	8.274989	35.73%	24,840
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.098362	15.398213	-4.35%	13,670
2017	13.499339	16.098362	19.25%	15,740
2016	12.424579	13.499339	8.65%	23,019
2015	12.567526	12.424579	-1.14%	17,699
2014	11.657913	12.567526	7.80%	11,488
2013	8.964552	11.657913	30.04%	6,644
2012	7.830551	8.964552	14.48%	36,702
2011	8.189432	7.830551	-4.38%	58,936
2010	7.545396	8.189432	8.54%	53,795
2009	5.903354	7.545396	27.82%	44,875
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.745438	14.081128	-4.51%	0
2017	14.178489	14.745438	4.00%	0
2016	13.342799	14.178489	6.26%	0
2015	14.049031	13.342799	-5.03%	0
2014	13.828018	14.049031	1.60%	0
2013	14.299888	13.828018	-3.30%	0
2012	13.026591	14.299888	9.77%	379
2011	12.618769	13.026591	3.23%	3,414
2010	11.667273	12.618769	8.16%	3,522
2009	9.591260	11.667273	21.64%	5,027

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	27.741550	25.103983	-9.51%	0
2017	24.100666	27.741550	15.11%	11
2016	20.958174	24.100666	14.99%	11
2015	22.923327	20.958174	-8.57%	11
2014	21.518216	22.923327	6.53%	11
2013	16.261624	21.518216	32.33%	715
2012	14.071359	16.261624	15.57%	3,642
2011	14.763659	14.071359	-4.69%	9,024
2010	13.075858	14.763659	12.91%	19,968
2009	10.423428	13.075858	25.45%	14,562
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.778812	9.647444	-10.50%	0
2017	9.305215	10.778812	15.84%	0
2016	9.239107	9.305215	0.72%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.033087	0.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.591408	19.532033	-5.14%	0
2017	19.720750	20.591408	4.41%	0
2016	17.662678	19.720750	11.65%	0
2015	18.543558	17.662678	-4.75%	0
2014	18.489154	18.543558	0.29%	0
2013	17.656336	18.489154	4.72%	0
2012	15.760274	17.656336	12.03%	0
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.213362	15.060689	-7.11%	0
2017	13.287037	16.213362	22.02%	0
2016	11.964625	13.287037	11.05%	0
2015	12.381471	11.964625	-3.37%	0
2014	11.880708	12.381471	4.21%	0
2013	8.463422	11.880708	40.38%	0
2012	7.407212	8.463422	14.26%	0
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.301150	15.924381	-7.96%	0
2017	14.944742	17.301150	15.77%	47
2016	13.877142	14.944742	7.69%	47
2015	14.248936	13.877142	-2.61%	47
2014	13.183866	14.248936	8.08%	48
2013	9.729364	13.183866	35.51%	2,325
2012	8.931994	9.729364	8.93%	12,073
2011	9.440831	8.931994	-5.39%	40,704
2010	7.812308	9.440831	20.85%	105,451
2009	6.085201	7.812308	28.38%	172,800
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.415914	12.582119	-12.72%	0
2017	12.303293	14.415914	17.17%	0
2016	11.608388	12.303293	5.99%	0
2015	12.081451	11.608388	-3.92%	0
2014	11.821642	12.081451	2.20%	0
2013	9.335710	11.821642	26.63%	0
2012	8.218610	9.335710	13.59%	0
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.139320	12.047670	-8.31%	39,491
2017	11.989137	13.139320	9.59%	42,215
2016	11.552426	11.989137	3.78%	45,023
2015	11.938789	11.552426	-3.24%	60,687
2014	11.704365	11.938789	2.00%	64,587
2013	10.437720	11.704365	12.14%	69,478
2012	9.610103	10.437720	8.61%	124,793
2011	9.959791	9.610103	-3.51%	246,861
2010	9.223900	9.959791	7.98%	246,349
2009	7.871204	9.223900	17.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.959122	12.536412	-10.19%	0
2017	12.324247	13.959122	13.27%	0
2016	11.741049	12.324247	4.97%	0
2015	12.166858	11.741049	-3.50%	0
2014	11.882387	12.166858	2.39%	23,182
2013	10.020638	11.882387	18.58%	26,664
2012	9.016475	10.020638	11.14%	26,667
2011	9.548087	9.016475	-5.57%	26,670
2010	8.686563	9.548087	9.92%	26,673
2009	7.153399	8.686563	21.43%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.630355	11.076799	-4.76%	0
2017	11.180337	11.630355	4.03%	0
2016	10.927071	11.180337	2.32%	7,278
2015	11.255488	10.927071	-2.92%	7,987
2014	11.137086	11.255488	1.06%	8,685
2013	10.852280	11.137086	2.62%	19,041
2012	10.322914	10.852280	5.13%	19,764
2011	10.407724	10.322914	-0.81%	43,425
2010	9.964165	10.407724	4.45%	32,570
2009	9.014543	9.964165	10.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.672314	10.613658	-9.07%	0
2017	10.398637	11.672314	12.25%	0
2016	10.072220	10.398637	3.24%	0
2015	10.760901	10.072220	-6.40%	0
2014	10.759793	10.760901	0.01%	0
2013*	10.000000	10.759793	7.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.986415	10.892154	-9.13%	0
2017	10.404204	11.986415	15.21%	0
2016	10.015387	10.404204	3.88%	0
2015	10.765736	10.015387	-6.97%	0
2014	10.897481	10.765736	-1.21%	0
2013*	10.000000	10.897481	8.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.585219	12.343209	-9.14%	32,946
2017	12.187416	13.585219	11.47%	34,735
2016	11.674066	12.187416	4.40%	36,607
2015	12.065292	11.674066	-3.24%	38,656
2014	11.797543	12.065292	2.27%	40,679
2013	10.239715	11.797543	15.21%	59,792
2012	9.317957	10.239715	9.89%	72,337
2011	9.754667	9.317957	-4.48%	72,461
2010	8.955653	9.754667	8.92%	207,978
2009	7.509050	8.955653	19.26%	10,892
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.164730	12.534961	-11.51%	0
2017	12.265995	14.164730	15.48%	0
2016	11.656278	12.265995	5.23%	0
2015	12.100970	11.656278	-3.67%	0
2014	11.833381	12.100970	2.26%	0
2013	9.735914	11.833381	21.54%	0
2012	8.688170	9.735914	12.06%	0
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	1,698
2009	6.792527	8.408744	23.79%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.687546	11.815892	-6.87%	0
2017	11.805115	12.687546	7.47%	0
2016	11.386952	11.805115	3.67%	0
2015	11.768468	11.386952	-3.24%	0
2014	11.561245	11.768468	1.79%	0
2013	10.626957	11.561245	8.79%	0
2012	9.874778	10.626957	7.62%	0
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.772897	11.433281	-2.88%	0
2017	11.554078	11.772897	1.89%	30
2016	11.250161	11.554078	2.70%	30
2015	11.605431	11.250161	-3.06%	30
2014	11.336079	11.605431	2.38%	30
2013	11.843194	11.336079	-4.28%	30
2012	11.267148	11.843194	5.11%	0
2011	10.843428	11.267148	3.91%	27,217
2010	10.383519	10.843428	4.43%	84,375
2009	9.777090	10.383519	6.20%	130,973
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.551014	12.094992	-3.63%	0
2017	12.366717	12.551014	1.49%	0
2016	12.235946	12.366717	1.07%	0
2015	12.576244	12.235946	-2.71%	0
2014	12.260619	12.576244	2.57%	0
2013	12.798656	12.260619	-4.20%	0
2012	12.217619	12.798656	4.76%	0
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	2,040
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.523827	11.877565	-12.17%	0
2017	11.729324	13.523827	15.30%	0
2016	10.766406	11.729324	8.94%	0
2015	11.367732	10.766406	-5.29%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.560096	11.321926	-9.86%	0
2017	11.281344	12.560096	11.34%	0
2016	10.604477	11.281344	6.38%	0
2015	11.037483	10.604477	-3.92%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.436272	26.415882	-3.72%	0
2017	22.075842	27.436272	24.28%	0
2016	21.844833	22.075842	1.06%	0
2015	21.308616	21.844833	2.52%	0
2014	20.069524	21.308616	6.17%	0
2013	15.057173	20.069524	33.29%	0
2012	13.001498	15.057173	15.81%	188
2011	13.633525	13.001498	-4.64%	4,851
2010	12.845949	13.633525	6.13%	17,673
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	33.232551	26.759535	-19.48%	0
2017	24.059605	33.232551	38.13%	0
2016	22.887585	24.059605	5.12%	0
2015	27.938018	22.887585	-18.08%	0
2014	30.303154	27.938018	-7.80%	0
2013	30.852565	30.303154	-1.78%	0
2012	26.966459	30.852565	14.41%	0
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.424597	11.166525	-2.26%	0
2017	11.442373	11.424597	-0.16%	33
2016	11.612923	11.442373	-1.47%	33
2015	11.887106	11.612923	-2.31%	34
2014	11.623414	11.887106	2.27%	34
2013	12.387283	11.623414	-6.17%	5,258
2012	12.290923	12.387283	0.78%	12,207
2011	11.716553	12.290923	4.90%	40,882
2010	11.433372	11.716553	2.48%	96,200
2009	11.384473	11.433372	0.43%	165,114
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.389389	8.317910	-0.85%	0
2017	8.541581	8.389389	-1.78%	1,057
2016	8.732526	8.541581	-2.19%	1,059
2015	8.928965	8.732526	-2.20%	1,061
2014	9.129818	8.928965	-2.20%	1,062
2013	9.335189	9.129818	-2.20%	1,064
2012	9.545762	9.335189	-2.21%	0
2011	9.759894	9.545762	-2.19%	27,945
2010	9.979424	9.759894	-2.20%	52,409
2009	10.199628	9.979424	-2.16%	44,981

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.735160	8.110566	-16.69%	0
2017	7.832740	9.735160	24.29%	0
2016	7.958021	7.832740	-1.57%	0
2015	8.407890	7.958021	-5.35%	0
2014	8.659376	8.407890	-2.90%	0
2013	7.531388	8.659376	14.98%	0
2012	6.683524	7.531388	12.69%	0
2011	7.592916	6.683524	-11.98%	635
2010	6.870228	7.592916	10.52%	591
2009	5.426594	6.870228	26.60%	597
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.492515	8.810880	-16.03%	0
2017	8.619715	10.492515	21.73%	0
2016	8.767220	8.619715	-1.68%	0
2015	9.090759	8.767220	-3.56%	0
2014	9.908397	9.090759	-8.25%	0
2013	8.372107	9.908397	18.35%	0
2012	7.241943	8.372107	15.61%	0
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	26.795735	23.882599	-10.87%	0
2017	23.133284	26.795735	15.83%	0
2016	21.606498	23.133284	7.07%	0
2015	22.315306	21.606498	-3.18%	0
2014	21.733789	22.315306	2.68%	10,107
2013	17.463989	21.733789	24.45%	10,284
2012	15.407437	17.463989	13.35%	10,340
2011	16.398041	15.407437	-6.04%	12,709
2010	14.626875	16.398041	12.11%	22,551
2009	11.757277	14.626875	24.41%	51,689
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.275337	15.143480	-6.95%	2,801
2017	14.973679	16.275337	8.69%	2,970
2016	14.401864	14.973679	3.97%	3,152
2015	14.751467	14.401864	-2.37%	3,348
2014	14.422004	14.751467	2.28%	3,536
2013	13.001097	14.422004	10.93%	23,448
2012	12.153512	13.001097	6.97%	25,257
2011	12.317334	12.153512	-1.33%	34,744
2010	11.468700	12.317334	7.40%	5,266
2009*	10.000000	11.468700	14.69%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.396906	17.740418	-8.54%	0
2017	17.273901	19.396906	12.29%	0
2016	16.392681	17.273901	5.38%	0
2015	16.851083	16.392681	-2.72%	0
2014	16.376602	16.851083	2.90%	0
2013	14.013091	16.376602	16.87%	0
2012	12.765295	14.013091	9.77%	0
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.380071	12.848145	-3.98%	8,580
2017	12.944610	13.380071	3.36%	9,582
2016	12.693762	12.944610	1.98%	10,583
2015	12.945045	12.693762	-1.94%	11,609
2014	12.740586	12.945045	1.60%	12,633
2013	12.426751	12.740586	2.53%	21,912
2012	12.081680	12.426751	2.86%	22,966
2011	12.001071	12.081680	0.67%	3,689
2010	11.588123	12.001071	3.56%	8,424
2009	10.862009	11.588123	6.68%	6,700
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.584814	10.691212	-7.71%	0
2017	10.387209	11.584814	11.53%	0
2016	10.046766	10.387209	3.39%	0
2015	10.616906	10.046766	-5.37%	0
2014	10.595536	10.616906	0.20%	0
2013*	10.000000	10.595536	5.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.948000	10.976297	-8.13%	0
2017	10.444286	11.948000	14.40%	0
2016	9.984545	10.444286	4.60%	0
2015	10.629578	9.984545	-6.07%	0
2014	10.683488	10.629578	-0.50%	0
2013*	10.000000	10.683488	6.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	20.098750	18.537735	-7.77%	31,908
2017	18.197202	20.098750	10.45%	33,725
2016	17.365008	18.197202	4.79%	37,281
2015	17.815286	17.365008	-2.53%	39,275
2014	17.318724	17.815286	2.87%	41,370
2013	15.183567	17.318724	14.06%	48,363
2012	14.011054	15.183567	8.37%	53,401
2011	14.331351	14.011054	-2.23%	143,796
2010	13.211670	14.331351	8.47%	966,020
2009	11.339064	13.211670	16.51%	1,258,122

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	24.019270	21.672991	-9.77%	0
2017	21.047488	24.019270	14.12%	0
2016	19.837104	21.047488	6.10%	0
2015	20.432495	19.837104	-2.91%	0
2014	19.905411	20.432495	2.65%	0
2013	16.631340	19.905411	19.69%	11,307
2012	14.949262	16.631340	11.25%	37,092
2011	15.616983	14.949262	-4.28%	60,736
2010	14.151761	15.616983	10.35%	118,826
2009	11.632622	14.151761	21.66%	160,262
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.679858	15.702160	-5.86%	2,983
2017	15.615578	16.679858	6.82%	3,224
2016	15.104456	15.615578	3.38%	3,942
2015	15.448958	15.104456	-2.23%	4,222
2014	15.081694	15.448958	2.44%	4,553
2013	13.956215	15.081694	8.06%	4,837
2012	13.208920	13.956215	5.66%	5,069
2011	13.232452	13.208920	-0.18%	63,260
2010	12.468141	13.232452	6.13%	123,580
2009	11.128173	12.468141	12.04%	139,194
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.555730	10.755363	-6.93%	0
2017	10.050684	11.555730	14.97%	0
2016	9.466939	10.050684	6.17%	0
2015	9.902433	9.466939	-4.40%	0
2014*	10.000000	9.902433	-0.98%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.669608	12.070292	-4.73%	0
2017	10.644267	12.669608	19.03%	0
2016	9.889606	10.644267	7.63%	0
2015	10.097809	9.889606	-2.06%	0
2014*	10.000000	10.097809	0.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	39.677188	34.382171	-13.35%	0
2017	35.038227	39.677188	13.24%	0
2016	29.781555	35.038227	17.65%	0
2015	31.243306	29.781555	-4.68%	0
2014	29.195791	31.243306	7.01%	0
2013	22.437147	29.195791	30.12%	0
2012	19.530446	22.437147	14.88%	0
2011	20.490280	19.530446	-4.68%	1,467
2010	16.600993	20.490280	23.43%	1,470
2009	12.412237	16.600993	33.75%	520

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.605574	9.456887	-18.51%	0
2017	9.452097	11.605574	22.78%	59
2016	9.909075	9.452097	-4.61%	59
2015	10.198779	9.909075	-2.84%	59
2014	10.571160	10.198779	-3.52%	59
2013	8.927250	10.571160	18.41%	3,851
2012	7.902091	8.927250	12.97%	18,451
2011	8.939901	7.902091	-11.61%	41,827
2010	8.031975	8.939901	11.30%	88,409
2009	6.033930	8.031975	33.11%	144,482
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.173849	13.074096	-19.17%	0
2017	13.495354	16.173849	19.85%	0
2016	13.143383	13.495354	2.68%	0
2015	14.198122	13.143383	-7.43%	0
2014	16.073054	14.198122	-11.67%	0
2013	13.576639	16.073054	18.39%	0
2012	11.860709	13.576639	14.47%	0
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.401723	16.446542	-5.49%	0
2017	13.698808	17.401723	27.03%	18
2016	13.732808	13.698808	-0.25%	18
2015	13.615611	13.732808	0.86%	18
2014	12.639216	13.615611	7.73%	18
2013	9.614618	12.639216	31.46%	1,223
2012	8.465103	9.614618	13.58%	5,931
2011	8.944253	8.465103	-5.36%	18,446
2010	7.927715	8.944253	12.82%	45,304
2009	6.266640	7.927715	26.51%	81,788
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.495600	13.365648	-13.75%	0
2017	13.853496	15.495600	11.85%	0
2016	12.205760	13.853496	13.50%	0
2015	12.924536	12.205760	-5.56%	0
2014	11.987376	12.924536	7.82%	0
2013	9.077336	11.987376	32.06%	0
2012	7.893419	9.077336	15.00%	0
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	585

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.200963	15.634803	-9.11%	0
2017	13.791009	17.200963	24.73%	23
2016	13.295271	13.791009	3.73%	23
2015	13.641543	13.295271	-2.54%	23
2014	13.448209	13.641543	1.44%	23
2013	9.920609	13.448209	35.56%	1,393
2012	8.848477	9.920609	12.12%	7,299
2011	9.468588	8.848477	-6.55%	21,323
2010	7.655179	9.468588	23.69%	54,592
2009	6.177518	7.655179	23.92%	70,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.957170	16.948167	-15.08%	0
2017	17.924226	19.957170	11.34%	32
2016	15.584364	17.924226	15.01%	32
2015	16.408460	15.584364	-5.02%	32
2014	14.337307	16.408460	14.45%	32
2013	10.804765	14.337307	32.69%	1,841
2012	9.496154	10.804765	13.78%	9,732
2011	9.940108	9.496154	-4.47%	24,965
2010	8.495635	9.940108	17.00%	49,063
2009	6.658061	8.495635	27.60%	65,586
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.248820	23.558929	-10.25%	0
2017	21.530813	26.248820	21.91%	0
2016	20.372175	21.530813	5.69%	0
2015	20.720754	20.372175	-1.68%	0
2014	20.662449	20.720754	0.28%	0
2013	14.676513	20.662449	40.79%	0
2012	13.269999	14.676513	10.60%	0
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	37.326683	30.250420	-18.96%	0
2017	35.092208	37.326683	6.37%	0
2016	28.563064	35.092208	22.86%	0
2015	31.165846	28.563064	-8.35%	0
2014	29.847658	31.165846	4.42%	0
2013	21.795270	29.847658	36.95%	0
2012	18.525111	21.795270	17.65%	0
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	34.973333	29.810253	-14.76%	0
2017	31.588308	34.973333	10.72%	0
2016	26.355306	31.588308	19.86%	0
2015	27.468815	26.355306	-4.05%	0
2014	27.931512	27.468815	-1.66%	0
2013	20.319595	27.931512	37.46%	0
2012	18.032036	20.319595	12.69%	0
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	25.610049	24.973960	-2.48%	0
2017	21.775801	25.610049	17.61%	36
2016	20.029362	21.775801	8.72%	36
2015	20.345283	20.029362	-1.55%	36
2014	18.604547	20.345283	9.36%	36
2013	14.544570	18.604547	27.91%	1,644
2012	13.063558	14.544570	11.34%	8,061
2011	13.306493	13.063558	-1.83%	26,079
2010	12.016606	13.306493	10.73%	70,287
2009	9.785982	12.016606	22.79%	100,964
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.387266	12.559937	-6.18%	0
2017	12.895310	13.387266	3.81%	0
2016	12.301583	12.895310	4.83%	0
2015	13.333044	12.301583	-7.74%	0
2014	10.600397	13.333044	25.78%	0
2013	10.553881	10.600397	0.44%	0
2012	9.336965	10.553881	13.03%	0
2011	8.994404	9.336965	3.81%	3,382
2010	7.083961	8.994404	26.97%	3,680
2009	5.549924	7.083961	27.64%	3,402
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.398798	15.254470	-6.98%	0
2017	13.830972	16.398798	18.57%	0
2016	12.694507	13.830972	8.95%	0
2015	12.858823	12.694507	-1.28%	0
2014	11.627490	12.858823	10.59%	0
2013*	10.000000	11.627490	16.27%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.630625	9.494846	-1.41%	0
2017	9.693589	9.630625	-0.65%	0
2016	9.670095	9.693589	0.24%	0
2015	9.921478	9.670095	-2.53%	0
2014	10.094804	9.921478	-1.72%	0
2013	10.311022	10.094804	-2.10%	0
2012	10.184712	10.311022	1.24%	0
2011	10.279747	10.184712	-0.92%	2,216
2010	10.262637	10.279747	0.17%	2,381
2009	9.796941	10.262637	4.75%	2,616
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.688724	13.601255	-13.31%	0
2017	14.048382	15.688724	11.68%	0
2016	11.883315	14.048382	18.22%	0
2015	12.774308	11.883315	-6.97%	0
2014	12.493067	12.774308	2.25%	0
2013*	10.000000	12.493067	24.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.745391	12.981229	-17.56%	0
2017	13.118240	15.745391	20.03%	39
2016	13.264625	13.118240	-1.10%	39
2015	14.113984	13.264625	-6.02%	39
2014	15.711594	14.113984	-10.17%	39
2013	13.376906	15.711594	17.45%	2,582
2012	11.440266	13.376906	16.93%	12,772
2011	13.357126	11.440266	-14.35%	28,534
2010	12.842401	13.357126	4.01%	61,350
2009*	10.000000	12.842401	28.42%	95,765
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	14.856197	12.064716	-18.79%	0
2017	11.982828	14.856197	23.98%	0
2016	12.478246	11.982828	-3.97%	0
2015	12.566942	12.478246	-0.71%	0
2014	13.284632	12.566942	-5.40%	0
2013	11.527522	13.284632	15.24%	0
2012	9.948883	11.527522	15.87%	0
2011	11.603282	9.948883	-14.26%	0
2010	9.723385	11.603282	19.33%	0
2009	7.391291	9.723385	31.55%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	33.621234	30.721039	-8.63%	0
2017	27.596634	33.621234	21.83%	0
2016	27.088378	27.596634	1.88%	0
2015	27.424968	27.088378	-1.23%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.175341	9.063994	-1.21%	0
2017	9.298302	9.175341	-1.32%	0
2016	9.392379	9.298302	-1.00%	0
2015	9.586051	9.392379	-2.02%	0
2014	9.742269	9.586051	-1.60%	0
2013	9.900358	9.742269	-1.60%	0
2012	9.677955	9.900358	2.30%	180
2011	9.866572	9.677955	-1.91%	27,851
2010	9.582086	9.866572	2.97%	88,835
2009	8.645410	9.582086	10.83%	134,225
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.364573	25.226872	-7.81%	0
2017	23.624367	27.364573	15.83%	0
2016	21.986013	23.624367	7.45%	0
2015	22.585310	21.986013	-2.65%	0
2014	20.921308	22.585310	7.95%	0
2013	15.545891	20.921308	34.58%	0
2012	14.323745	15.545891	8.53%	0
2011	15.110806	14.323745	-5.21%	677
2010	12.576121	15.110806	20.15%	666
2009	9.784205	12.576121	28.53%	971
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	36.211469	30.667373	-15.31%	0
2017	27.159120	36.211469	33.33%	0
2016	27.812084	27.159120	-2.35%	0
2015	27.430424	27.812084	1.39%	0
2014	27.482467	27.430424	-0.19%	0
2013	22.127834	27.482467	24.20%	0
2012	18.707350	22.127834	18.28%	0
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.175332	9.498565	-6.65%	0
2017	9.811315	10.175332	3.71%	0
2016	9.439986	9.811315	3.93%	0
2015	9.899039	9.439986	-4.64%	0
2014	9.875667	9.899039	0.24%	0
2013	10.135027	9.875667	-2.56%	0
2012*	10.000000	10.135027	1.35%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.654240	8.381413	-21.33%	0
2017	8.614919	10.654240	23.67%	0
2016	9.054037	8.614919	-4.85%	0
2015	8.978848	9.054037	0.84%	0
2014*	10.000000	8.978848	-10.21%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	27.048855	24.308547	-10.13%	0
2017	23.710936	27.048855	14.08%	33
2016	21.781778	23.710936	8.86%	33
2015	21.600670	21.781778	0.84%	33
2014	20.005831	21.600670	7.97%	33
2013	15.562853	20.005831	28.55%	1,734
2012	13.647025	15.562853	14.04%	8,316
2011	13.997406	13.647025	-2.50%	26,725
2010	12.356512	13.997406	13.28%	76,816
2009	9.871159	12.356512	25.18%	102,660
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	38.556841	33.730070	-12.52%	0
2017	34.607526	38.556841	11.41%	0
2016	30.069747	34.607526	15.09%	0
2015	32.741484	30.069747	-8.16%	0
2014	29.983512	32.741484	9.20%	0
2013	21.801155	29.983512	37.53%	0
2012	18.945064	21.801155	15.08%	84
2011	19.843257	18.945064	-4.53%	222
2010	16.487767	19.843257	20.35%	215
2009	12.316200	16.487767	33.87%	221
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.046796	10.214002	-7.54%	0
2017	9.961806	11.046796	10.89%	0
2016	9.021064	9.961806	10.43%	0
2015	10.157318	9.021064	-11.19%	0
2014	10.338797	10.157318	-1.76%	0
2013	10.559837	10.338797	-2.09%	0
2012*	10.000000	10.559837	5.60%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.244531	9.534523	-6.93%	0
2017	9.541197	10.244531	7.37%	0
2016	8.616697	9.541197	10.73%	0
2015	9.023964	8.616697	-4.51%	0
2014	9.099154	9.023964	-0.83%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.186687	10.493637	-6.20%	0
2017	10.328862	11.186687	8.31%	0
2016	10.262603	10.328862	0.65%	0
2015	11.304614	10.262603	-9.22%	0
2014	11.524223	11.304614	-1.91%	0
2013	12.611677	11.524223	-8.62%	0
2012	12.254916	12.611677	2.91%	0
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.575347	10.365955	-1.98%	0
2017	10.678860	10.575347	-0.97%	21
2016	10.777766	10.678860	-0.92%	21
2015	10.997248	10.777766	-2.00%	21
2014	11.161119	10.997248	-1.47%	21
2013	11.438755	11.161119	-2.43%	1,264
2012	11.060744	11.438755	3.42%	5,088
2011	11.196028	11.060744	-1.21%	13,006
2010	10.883488	11.196028	2.87%	33,831
2009*	10.000000	10.883488	8.83%	47,728
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.059054	9.976939	-0.82%	0
2017	10.052970	10.059054	0.06%	0
2016*	10.000000	10.052970	0.53%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.488242	10.191126	-2.83%	0
2017	10.230704	10.488242	2.52%	0
2016	10.196770	10.230704	0.33%	0
2015	10.391266	10.196770	-1.87%	0
2014	10.199928	10.391266	1.88%	0
2013	10.647977	10.199928	-4.21%	0
2012	9.943457	10.647977	7.09%	0
2011*	10.000000	9.943457	-0.57%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.196064	10.018965	-10.51%	0
2017*	10.000000	11.196064	11.96%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.185066	13.200204	0.11%	0
2017	10.298166	13.185066	28.03%	0
2016*	10.000000	10.298166	2.98%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.149942	15.146799	-20.90%	0
2017	15.467894	19.149942	23.80%	0
2016	16.212670	15.467894	-4.59%	0
2015	16.554223	16.212670	-2.06%	0
2014	18.157353	16.554223	-8.83%	0
2013	14.496334	18.157353	25.25%	0
2012	12.158470	14.496334	19.23%	0
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.754156	32.303953	-1.37%	0
2017	26.305472	32.754156	24.51%	0
2016	30.123660	26.305472	-12.68%	0
2015	27.386120	30.123660	10.00%	0
2014	21.338927	27.386120	28.34%	0
2013	14.496145	21.338927	47.20%	0
2012	11.315229	14.496145	28.11%	0
2011	10.480715	11.315229	7.96%	359
2010*	10.000000	10.480715	4.81%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.116309	4.980887	-30.01%	0
2017	7.422236	7.116309	-4.12%	0
2016	5.291504	7.422236	40.27%	0
2015	8.151993	5.291504	-35.09%	0
2014	10.335155	8.151993	-21.12%	0
2013	9.581217	10.335155	7.87%	0
2012*	10.000000	9.581217	-4.19%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.279077	5.105140	-29.87%	0
2017	7.570903	7.279077	-3.85%	0
2016	5.386327	7.570903	40.56%	0
2015	8.275725	5.386327	-34.91%	0
2014	10.460493	8.275725	-20.89%	0
2013	9.676483	10.460493	8.10%	0
2012*	10.000000	9.676483	-3.24%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	22.409157	18.998231	-15.22%	0
2017	18.118225	22.409157	23.68%	0
2016	17.830083	18.118225	1.62%	0
2015	18.817171	17.830083	-5.25%	0
2014	17.459646	18.817171	7.78%	0
2013	13.329654	17.459646	30.98%	0
2012	11.721961	13.329654	13.72%	0
2011	12.863376	11.721961	-8.87%	0
2010	11.707333	12.863376	9.87%	0
2009	9.421185	11.707333	24.27%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	18.662527	17.719650	-5.05%	0
2017	16.998964	18.662527	9.79%	0
2016	16.142052	16.998964	5.31%	0
2015	16.301567	16.142052	-0.98%	0
2014	14.118634	16.301567	15.46%	0
2013	12.067243	14.118634	17.00%	0
2012	10.916416	12.067243	10.54%	0
2011	10.481640	10.916416	4.15%	0
2010	9.460035	10.481640	10.80%	0
2009	8.378023	9.460035	12.91%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	24.355543	23.882418	-1.94%	0
2017	18.500879	24.355543	31.65%	0
2016	18.818336	18.500879	-1.69%	0
2015	18.986480	18.818336	-0.89%	0
2014	18.691302	18.986480	1.58%	0
2013	13.662654	18.691302	36.81%	0
2012	11.604451	13.662654	17.74%	0
2011	12.561035	11.604451	-7.62%	536
2010*	10.000000	12.561035	25.61%	536
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.812636	26.562531	-0.93%	0
2017	21.781555	26.812636	23.10%	0
2016	20.668980	21.781555	5.38%	0
2015	21.761296	20.668980	-5.02%	0
2014	22.676759	21.761296	-4.04%	0
2013	15.433916	22.676759	46.93%	0
2012	14.630387	15.433916	5.49%	0
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.251043	11.094059	-9.44%	0
2017	10.962067	12.251043	11.76%	0
2016	10.848509	10.962067	1.05%	0
2015	11.244424	10.848509	-3.52%	0
2014	11.038857	11.244424	1.86%	0
2013	10.088976	11.038857	9.42%	0
2012*	10.000000	10.088976	0.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	27.740009	25.527612	-7.98%	0
2017	23.926772	27.740009	15.94%	0
2016	22.036432	23.926772	8.58%	0
2015	22.226564	22.036432	-0.86%	0
2014	20.805279	22.226564	6.83%	0
2013	15.813563	20.805279	31.57%	0
2012	13.798846	15.813563	14.60%	0
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	0
2009	10.259472	12.069326	17.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.609391	-23.91%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	39.320287	32.552177	-17.21%	0
2017	35.642546	39.320287	10.32%	0
2016	29.216938	35.642546	21.99%	0
2015	31.694266	29.216938	-7.82%	0
2014	29.761369	31.694266	6.49%	1,037
2013	22.120795	29.761369	34.54%	1,615
2012	19.102982	22.120795	15.80%	3,180
2011	21.385861	19.102982	-10.67%	10,186
2010	17.282343	21.385861	23.74%	9,351
2009	12.393425	17.282343	39.45%	3,897
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.252314	11.637582	-5.02%	1,736
2017	12.089660	12.252314	1.35%	1,783
2016	11.847379	12.089660	2.05%	1,744
2015	12.426837	11.847379	-4.66%	1,848
2014	12.306787	12.426837	0.98%	3,101
2013	13.756602	12.306787	-10.54%	4,738
2012	13.106022	13.756602	4.96%	16,723
2011	11.997664	13.106022	9.24%	68,298
2010	11.676054	11.997664	2.75%	78,528
2009	10.837755	11.676054	7.73%	43,465

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	26.715249	24.232416	-9.29%	0
2017	22.717225	26.715249	17.60%	0
2016	20.528868	22.717225	10.66%	0
2015	22.329856	20.528868	-8.07%	0
2014	20.336041	22.329856	9.80%	0
2013	15.355287	20.336041	32.44%	0
2012	13.725232	15.355287	11.88%	0
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	27.160180	23.104596	-14.93%	0
2017	24.925166	27.160180	8.97%	0
2016	20.777100	24.925166	19.96%	130
2015	21.596512	20.777100	-3.79%	139
2014	19.007056	21.596512	13.62%	625
2013	14.968686	19.007056	26.98%	1,259
2012	13.175924	14.968686	13.61%	2,060
2011	13.593186	13.175924	-3.07%	5,963
2010	11.687865	13.593186	16.30%	6,146
2009	9.211612	11.687865	26.88%	7,093
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.575703	10.037893	-5.09%	0
2017	10.103300	10.575703	4.68%	0
2016	9.160897	10.103300	10.29%	0
2015*	10.000000	9.160897	-8.39%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.834655	9.542824	-2.97%	0
2017	9.747871	9.834655	0.89%	0
2016	9.732303	9.747871	0.16%	0
2015*	10.000000	9.732303	-2.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.538133	11.345581	-9.51%	0
2017	11.010215	12.538133	13.88%	0
2016	9.704438	11.010215	13.46%	0
2015*	10.000000	9.704438	-2.96%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.849484	14.316822	-9.67%	0
2017	14.258604	15.849484	11.16%	0
2016	14.051223	14.258604	1.48%	0
2015	14.520049	14.051223	-3.23%	0
2014	14.572708	14.520049	-0.36%	0
2013	13.029722	14.572708	11.84%	0
2012	12.122153	13.029722	7.49%	0
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.142078	9.516237	-6.17%	0
2017*	10.000000	10.142078	1.42%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.064554	13.040547	-18.82%	159
2017	14.704302	16.064554	9.25%	159
2016	11.474725	14.704302	28.15%	176
2015	12.549926	11.474725	-8.57%	0
2014	12.155852	12.549926	3.24%	0
2013*	10.000000	12.155852	21.56%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.057312	10.759987	-17.59%	0
2017	11.610654	13.057312	12.46%	0
2016	10.309826	11.610654	12.62%	0
2015	10.819404	10.309826	-4.71%	0
2014*	10.000000	10.819404	8.19%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	40.342279	35.890244	-11.04%	63
2017	36.714343	40.342279	9.88%	124
2016	29.871721	36.714343	22.91%	141
2015	31.288254	29.871721	-4.53%	160
2014	30.449022	31.288254	2.76%	949
2013	22.136555	30.449022	37.55%	2,106
2012	19.567037	22.136555	13.13%	3,780
2011	19.904520	19.567037	-1.70%	7,014
2010	16.182730	19.904520	23.00%	7,101
2009	13.241435	16.182730	22.21%	2,830

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	28.854046	26.832076	-7.01%	0
2017	24.350731	28.854046	18.49%	0
2016	22.352272	24.350731	8.94%	0
2015	22.669915	22.352272	-1.40%	0
2014	20.504713	22.669915	10.56%	0
2013	15.926800	20.504713	28.74%	1,366
2012	14.110692	15.926800	12.87%	2,175
2011	14.204638	14.110692	-0.66%	5,461
2010	12.687047	14.204638	11.96%	4,978
2009	10.297195	12.687047	23.21%	4,303
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	25.420801	23.080799	-9.21%	94
2017	20.474093	25.420801	24.16%	107
2016	19.458598	20.474093	5.22%	119
2015	20.461823	19.458598	-4.90%	127
2014	19.413353	20.461823	5.40%	425
2013	16.436907	19.413353	18.11%	445
2012	15.268266	16.436907	7.65%	1,836
2011	14.363631	15.268266	6.30%	8,814
2010	12.772412	14.363631	12.46%	7,353
2009	10.690091	12.772412	19.48%	6,714
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	24.101328	19.012316	-21.12%	0
2017	19.823238	24.101328	21.58%	0
2016	17.363077	19.823238	14.17%	0
2015	18.222401	17.363077	-4.72%	0
2014	18.398773	18.222401	-0.96%	0
2013	12.698723	18.398773	44.89%	0
2012	10.804851	12.698723	17.53%	0
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.253552	10.012988	-2.35%	0
2017	10.139849	10.253552	1.12%	0
2016	9.520869	10.139849	6.50%	0
2015	9.837634	9.520869	-3.22%	0
2014	10.006804	9.837634	-1.69%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.021769	-9.78%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.634852	12.252274	-3.03%	1,939
2017	12.457780	12.634852	1.42%	1,981
2016	12.309011	12.457780	1.21%	2,237
2015	12.647922	12.309011	-2.68%	2,341
2014	12.499943	12.647922	1.18%	2,513
2013	12.692419	12.499943	-1.52%	4,727
2012	11.864524	12.692419	6.98%	7,700
2011	11.900010	11.864524	-0.30%	10,176
2010	11.242732	11.900010	5.85%	11,558
2009	9.572078	11.242732	17.45%	11,670
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.191805	-18.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.534251	14.535743	-6.43%	0
2017	14.087919	15.534251	10.27%	0
2016	13.695016	14.087919	2.87%	0
2015	14.084973	13.695016	-2.77%	0
2014	13.826916	14.084973	1.87%	2,439
2013	12.496093	13.826916	10.65%	2,441
2012	11.457282	12.496093	9.07%	2,444
2011	11.770734	11.457282	-2.66%	5,441
2010	10.699212	11.770734	10.01%	5,444
2009	8.830182	10.699212	21.17%	6,690
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.703383	15.333175	-8.20%	0
2017	14.696885	16.703383	13.65%	0
2016	14.209675	14.696885	3.43%	0
2015	14.603822	14.209675	-2.70%	0
2014	14.283608	14.603822	2.24%	0
2013	12.636579	14.283608	13.03%	0
2012	11.433657	12.636579	10.52%	0
2011	11.843328	11.433657	-3.46%	1,809
2010	10.597275	11.843328	11.76%	1,817
2009	8.433561	10.597275	25.66%	4,780
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.179977	16.337394	-10.14%	0
2017	15.408471	18.179977	17.99%	0
2016	14.817686	15.408471	3.99%	0
2015	15.239512	14.817686	-2.77%	0
2014	14.884300	15.239512	2.39%	0
2013	12.541764	14.884300	18.68%	0
2012	11.139882	12.541764	12.58%	0
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	545

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.769761	10.992571	-6.60%	0
2017	10.368772	11.769761	13.51%	0
2016*	10.000000	10.368772	3.69%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.258575	11.219471	-26.47%	0
2017	16.054360	15.258575	-4.96%	0
2016	12.301249	16.054360	30.51%	0
2015	15.879962	12.301249	-22.54%	0
2014	18.623387	15.879962	-14.73%	0
2013	15.346435	18.623387	21.35%	0
2012	14.990822	15.346435	2.37%	0
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	25.009014	22.356226	-10.61%	0
2017	22.710052	25.009014	10.12%	0
2016	19.736154	22.710052	15.07%	922
2015	21.084141	19.736154	-6.39%	1,030
2014	19.883423	21.084141	6.04%	1,067
2013	15.912756	19.883423	24.95%	1,179
2012	13.907849	15.912756	14.42%	3,377
2011	14.134775	13.907849	-1.61%	26,926
2010	12.582852	14.134775	12.33%	28,783
2009	9.910802	12.582852	26.96%	17,926
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.756612	11.321806	-11.25%	0
2017	11.190418	12.756612	14.00%	0
2016*	10.000000	11.190418	11.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	30.705462	29.880907	-2.69%	84
2017	23.298188	30.705462	31.79%	104
2016	23.702647	23.298188	-1.71%	121
2015	22.682172	23.702647	4.50%	129
2014	20.902287	22.682172	8.52%	0
2013	15.722839	20.902287	32.94%	768
2012	14.060446	15.722839	11.82%	2,061
2011	14.388086	14.060446	-2.28%	15,211
2010	11.883344	14.388086	21.08%	15,583
2009	9.500149	11.883344	25.09%	6,630

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.932702	12.540638	-3.03%	7,335
2017	12.721701	12.932702	1.66%	8,018
2016	12.455947	12.721701	2.13%	8,394
2015	12.851874	12.455947	-3.08%	7,958
2014	12.448350	12.851874	3.24%	31,829
2013	13.003797	12.448350	-4.27%	45,929
2012	12.597898	13.003797	3.22%	134,790
2011	12.039999	12.597898	4.63%	465,258
2010	11.452646	12.039999	5.13%	533,668
2009	10.146594	11.452646	12.87%	719,553
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	41.854894	34.864376	-16.70%	406
2017	35.520446	41.854894	17.83%	455
2016	32.464898	35.520446	9.41%	955
2015	33.762181	32.464898	-3.84%	882
2014	32.574588	33.762181	3.65%	1,978
2013	24.526407	32.574588	32.81%	4,364
2012	21.902676	24.526407	11.98%	11,355
2011	25.133719	21.902676	-12.86%	38,601
2010	19.997935	25.133719	25.68%	36,091
2009	14.638868	19.997935	36.61%	35,119
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.909411	19.849617	-16.98%	79
2017	18.815558	23.909411	27.07%	84
2016	20.317893	18.815558	-7.39%	391
2015	20.122326	20.317893	0.97%	398
2014	22.448131	20.122326	-10.36%	0
2013	17.642393	22.448131	27.24%	0
2012	14.993853	17.642393	17.66%	0
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
2009	13.636359	16.824522	23.38%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.895725	10.875999	-8.57%	0
2017	11.726459	11.895725	1.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	33.476657	26.993613	-19.37%	0
2017	28.756491	33.476657	16.41%	0
2016	26.920523	28.756491	6.82%	0
2015	28.447895	26.920523	-5.37%	0
2014	27.323170	28.447895	4.12%	0
2013	21.470929	27.323170	27.26%	0
2012	17.287432	21.470929	24.20%	0
2011	19.441794	17.287432	-11.08%	0
2010	15.742579	19.441794	23.50%	0
2009	10.247984	15.742579	53.62%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.181871	11.640458	-11.69%	0
2017	12.041912	13.181871	9.47%	0
2016	10.883761	12.041912	10.64%	0
2015	11.871983	10.883761	-8.32%	0
2014	11.808948	11.871983	0.53%	0
2013	9.760501	11.808948	20.99%	0
2012	8.658146	9.760501	12.73%	0
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.327523	14.335948	-6.47%	0
2017	14.296369	15.327523	7.21%	0
2016	12.825833	14.296369	11.47%	0
2015	14.116993	12.825833	-9.15%	0
2014	13.804741	14.116993	2.26%	0
2013	12.394472	13.804741	11.38%	0
2012	11.256241	12.394472	10.11%	4,516
2011	11.246606	11.256241	0.09%	10,308
2010	10.211260	11.246606	10.14%	10,812
2009	7.703927	10.211260	32.55%	11,130
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	28.996140	26.901728	-7.22%	0
2017	24.603308	28.996140	17.85%	0
2016	21.688609	24.603308	13.44%	0
2015	23.027922	21.688609	-5.82%	0
2014	21.667871	23.027922	6.28%	0
2013	17.091933	21.667871	26.77%	0
2012	15.618081	17.091933	9.44%	0
2011	15.072574	15.618081	3.62%	0
2010	12.780751	15.072574	17.93%	0
2009	11.142412	12.780751	14.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	36.947500	31.461277	-14.85%	461
2017	34.157112	36.947500	8.17%	599
2016	26.838841	34.157112	27.27%	830
2015	29.646787	26.838841	-9.47%	988
2014	30.157166	29.646787	-1.69%	4,365
2013	22.644824	30.157166	33.17%	6,517
2012	19.568913	22.644824	15.72%	20,354
2011	20.800674	19.568913	-5.92%	81,296
2010	16.595382	20.800674	25.34%	78,812
2009	13.144924	16.595382	26.25%	109,976

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.500194	9.464479	-17.70%	0
2017	8.378328	11.500194	37.26%	0
2016	7.297715	8.378328	14.81%	0
2015	9.286274	7.297715	-21.41%	0
2014*	10.000000	9.286274	-7.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.774212	17.995074	-17.36%	463
2017	19.087560	21.774212	14.08%	471
2016	18.218494	19.087560	4.77%	1,137
2015	19.932174	18.218494	-8.60%	1,176
2014	22.945436	19.932174	-13.13%	1,785
2013	19.088550	22.945436	20.21%	0
2012	16.517332	19.088550	15.57%	0
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.047405	9.014063	-0.37%	0
2017	9.080213	9.047405	-0.36%	0
2016	9.023484	9.080213	0.63%	0
2015	9.646505	9.023484	-6.46%	0
2014	9.690920	9.646505	-0.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.895777	11.122498	-6.50%	0
2017	10.758200	11.895777	10.57%	0
2016	10.547624	10.758200	2.00%	0
2015	11.456943	10.547624	-7.94%	0
2014	11.275769	11.456943	1.61%	0
2013	10.157251	11.275769	11.01%	0
2012*	10.000000	10.157251	1.57%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.345143	-6.55%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.886095	9.172111	-7.22%	0
2017	9.754570	9.886095	1.35%	0
2016	10.026981	9.754570	-2.72%	0
2015	10.071568	10.026981	-0.44%	0
2014	9.844677	10.071568	2.30%	0
2013*	10.000000	9.844677	-1.55%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.557322	16.492395	-6.07%	0
2017	14.138799	17.557322	24.18%	0
2016	14.177390	14.138799	-0.27%	0
2015	13.846039	14.177390	2.39%	0
2014	13.095060	13.846039	5.73%	0
2013	9.582796	13.095060	36.65%	0
2012*	10.000000	9.582796	-4.17%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.677691	12.681469	-13.60%	0
2017	13.095592	14.677691	12.08%	0
2016	11.837985	13.095592	10.62%	0
2015	12.652106	11.837985	-6.43%	0
2014	12.425270	12.652106	1.83%	0
2013	9.894703	12.425270	25.57%	0
2012*	10.000000	9.894703	-1.05%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.771089	14.508668	-8.00%	0
2017	13.208381	15.771089	19.40%	0
2016	13.434699	13.208381	-1.68%	0
2015	13.602270	13.434699	-1.23%	0
2014	12.921521	13.602270	5.27%	0
2013	9.676761	12.921521	33.53%	0
2012*	10.000000	9.676761	-3.23%	794
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.783618	13.663195	-7.58%	0
2017	12.786396	14.783618	15.62%	0
2016	13.424690	12.786396	-4.75%	0
2015	14.984494	13.424690	-10.41%	0
2014	16.181516	14.984494	-7.40%	0
2013	13.229084	16.181516	22.32%	0
2012	11.356526	13.229084	16.49%	0
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.515705	11.973867	-4.33%	0
2017	12.001432	12.515705	4.29%	0
2016	10.566473	12.001432	13.58%	0
2015	11.561823	10.566473	-8.61%	0
2014	11.606867	11.561823	-0.39%	0
2013	10.745732	11.606867	8.01%	0
2012*	10.000000	10.745732	7.46%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.877932	15.509587	-2.32%	0
2017	12.799632	15.877932	24.05%	0
2016	12.338849	12.799632	3.73%	0
2015	13.397299	12.338849	-7.90%	0
2014	12.705810	13.397299	5.44%	0
2013	10.003346	12.705810	27.02%	0
2012*	10.000000	10.003346	0.03%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	24.855429	24.397877	-1.84%	0
2017	21.522611	24.855429	15.49%	0
2016	21.104174	21.522611	1.98%	0
2015	21.501705	21.104174	-1.85%	0
2014	20.322371	21.501705	5.80%	0
2013	17.353532	20.322371	17.11%	0
2012	15.659449	17.353532	10.82%	0
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.816452	9.470949	-3.52%	0
2017	9.716010	9.816452	1.03%	0
2016	9.723014	9.716010	-0.07%	0
2015*	10.000000	9.723014	-2.77%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	37.467609	37.249221	-0.58%	60
2017	29.483311	37.467609	27.08%	78
2016	29.585397	29.483311	-0.35%	96
2015	27.038648	29.585397	9.42%	107
2014	25.501584	27.038648	6.03%	942
2013	19.932075	25.501584	27.94%	1,574
2012	16.463786	19.932075	21.07%	3,032
2011	18.098364	16.463786	-9.03%	16,028
2010	17.388066	18.098364	4.08%	14,296
2009	12.182412	17.388066	42.73%	12,865
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.576146	22.265873	-1.37%	0
2017	15.936271	22.576146	41.67%	0
2016	14.318638	15.936271	11.30%	0
2015	13.997930	14.318638	2.29%	0
2014	13.095940	13.997930	6.89%	0
2013	9.895201	13.095940	32.35%	0
2012*	10.000000	9.895201	-1.05%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	27.994418	23.219229	-17.06%	0
2017	21.892649	27.994418	27.87%	0
2016	24.005455	21.892649	-8.80%	0
2015	26.929375	24.005455	-10.86%	0
2014	31.342505	26.929375	-14.08%	0
2013	28.056820	31.342505	11.71%	0
2012	25.361453	28.056820	10.63%	0
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.510188	8.366035	-20.40%	0
2017	8.410840	10.510188	24.96%	0
2016	7.123546	8.410840	18.07%	0
2015	9.115994	7.123546	-21.86%	0
2014	9.779381	9.115994	-6.78%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.062699	9.734084	-3.27%	0
2017	9.910741	10.062699	1.53%	0
2016*	10.000000	9.910741	-0.89%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.937209	15.309029	-3.94%	0
2017	12.904776	15.937209	23.50%	0
2016	12.133394	12.904776	6.36%	0
2015	12.684918	12.133394	-4.35%	0
2014	14.028356	12.684918	-9.58%	0
2013	10.162292	14.028356	38.04%	0
2012*	10.000000	10.162292	1.62%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	31.353373	27.470052	-12.39%	2,123
2017	27.331246	31.353373	14.72%	2,601
2016	24.573342	27.331246	11.22%	3,178
2015	25.376008	24.573342	-3.16%	3,598
2014	23.556736	25.376008	7.72%	11,209
2013	17.772394	23.556736	32.55%	20,584
2012	15.690399	17.772394	13.27%	69,103
2011	16.126041	15.690399	-2.70%	264,789
2010	14.833232	16.126041	8.72%	271,033
2009	12.392403	14.833232	19.70%	288,014

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.747311	16.541210	-11.77%	245
2017	15.121849	18.747311	23.97%	249
2016	14.896670	15.121849	1.51%	253
2015	14.333619	14.896670	3.93%	0
2014	14.499320	14.333619	-1.14%	0
2013	11.621349	14.499320	24.76%	0
2012	10.255587	11.621349	13.32%	1,476
2011	10.681045	10.255587	-3.98%	2,601
2010*	10.000000	10.681045	6.81%	1,093
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.526039	12.313090	-1.70%	0
2017	10.002579	12.526039	25.23%	0
2016	9.667418	10.002579	3.47%	0
2015*	10.000000	9.667418	-3.33%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.351369	11.962026	-3.15%	0
2017	11.931536	12.351369	3.52%	0
2016	11.529748	11.931536	3.48%	0
2015	11.894141	11.529748	-3.06%	0
2014	11.312088	11.894141	5.15%	0
2013	11.640009	11.312088	-2.82%	0
2012	10.906004	11.640009	6.73%	1,965
2011	10.584401	10.906004	3.04%	3,405
2010	10.133021	10.584401	4.45%	3,620
2009	9.477206	10.133021	6.92%	3,563
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.728723	20.649514	-9.15%	0
2017	21.216661	22.728723	7.13%	0
2016	19.626943	21.216661	8.10%	0
2015	20.317588	19.626943	-3.40%	0
2014	20.201391	20.317588	0.58%	0
2013	22.649827	20.201391	-10.81%	0
2012	19.658249	22.649827	15.22%	0
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.105496	9.097603	-9.97%	0
2017	9.185199	10.105496	10.02%	0
2016	8.172749	9.185199	12.39%	0
2015*	10.000000	8.172749	-18.27%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.274754	16.578486	-9.28%	0
2017	15.907334	18.274754	14.88%	0
2016	14.659322	15.907334	8.51%	0
2015	16.154654	14.659322	-9.26%	0
2014	16.874881	16.154654	-4.27%	0
2013	13.085993	16.874881	28.95%	0
2012	10.917602	13.085993	19.86%	0
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.845171	21.983235	-11.52%	467
2017	23.437700	24.845171	6.01%	524
2016	19.944374	23.437700	17.52%	856
2015	21.351945	19.944374	-6.59%	980
2014	19.339361	21.351945	10.41%	4,736
2013	15.025393	19.339361	28.71%	7,104
2012	13.431733	15.025393	11.86%	21,609
2011	13.673759	13.431733	-1.77%	67,715
2010	12.362426	13.673759	10.61%	67,928
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.074177	14.928228	-7.13%	59,306
2017	14.200352	16.074177	13.20%	69,524
2016	13.326893	14.200352	6.55%	88,616
2015	13.500802	13.326893	-1.29%	105,055
2014	13.155061	13.500802	2.63%	124,879
2013	10.915987	13.155061	20.51%	137,872
2012	9.651009	10.915987	13.11%	1,208,145
2011	9.781789	9.651009	-1.34%	2,270,199
2010	8.933259	9.781789	9.50%	2,443,761
2009	7.405025	8.933259	20.64%	2,489,832
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.698086	10.343835	-3.31%	93,284
2017	10.603096	10.698086	0.90%	103,273
2016	10.566422	10.603096	0.35%	107,182
2015	10.834683	10.566422	-2.48%	124,776
2014	10.558416	10.834683	2.62%	146,293
2013	11.086812	10.558416	-4.77%	163,688
2012	10.805947	11.086812	2.60%	1,170,340
2011	10.455502	10.805947	3.35%	2,071,644
2010	10.091602	10.455502	3.61%	2,166,434
2009	9.205400	10.091602	9.63%	2,196,345

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.647659	16.508299	-11.47%	103
2017	14.565075	18.647659	28.03%	118
2016	14.871536	14.565075	-2.06%	300
2015	14.279546	14.871536	4.15%	317
2014	14.344932	14.279546	-0.46%	1,877
2013	11.407665	14.344932	25.75%	4,177
2012	9.559441	11.407665	19.33%	7,488
2011	10.782936	9.559441	-11.35%	26,836
2010	9.910942	10.782936	8.80%	24,931
2009	7.160160	9.910942	38.42%	25,561
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.921582	18.372038	-2.90%	688
2017	15.145633	18.921582	24.93%	836
2016	14.205683	15.145633	6.62%	1,220
2015	13.655045	14.205683	4.03%	917
2014	12.926599	13.655045	5.64%	5,074
2013	10.202870	12.926599	26.70%	7,990
2012	8.891032	10.202870	14.75%	19,168
2011	9.542654	8.891032	-6.83%	83,797
2010	8.259444	9.542654	15.54%	82,523
2009	6.088358	8.259444	35.66%	75,193
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	16.010878	15.306664	-4.40%	58,023
2017	13.432823	16.010878	19.19%	73,340
2016	12.369650	13.432823	8.60%	92,308
2015	12.518367	12.369650	-1.19%	110,475
2014	11.618251	12.518367	7.75%	135,434
2013	8.938617	11.618251	29.98%	159,815
2012	7.811893	8.938617	14.42%	1,511,502
2011	8.174079	7.811893	-4.43%	2,856,101
2010	7.535100	8.174079	8.48%	3,026,124
2009	5.898318	7.535100	27.75%	3,045,686
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.633815	13.967343	-4.55%	0
2017	14.078328	14.633815	3.95%	0
2016	13.255289	14.078328	6.21%	2,195
2015	13.964035	13.255289	-5.08%	2,373
2014	13.751397	13.964035	1.55%	3,528
2013	14.227924	13.751397	-3.35%	7,821
2012	12.967670	14.227924	9.72%	18,662
2011	12.568101	12.967670	3.18%	56,074
2010	11.626353	12.568101	8.10%	59,750
2009	9.562503	11.626353	21.58%	43,965

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	27.531303	24.900925	-9.55%	548
2017	23.930210	27.531303	15.05%	749
2016	20.820558	23.930210	14.94%	946
2015	22.784456	20.820558	-8.62%	655
2014	21.398796	22.784456	6.48%	4,371
2013	16.179644	21.398796	32.26%	9,046
2012	14.007587	16.179644	15.51%	13,093
2011	14.704272	14.007587	-4.74%	32,177
2010	13.029918	14.704272	12.85%	32,296
2009	10.392120	13.029918	25.38%	11,080
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.765219	9.630322	-10.54%	0
2017	9.298223	10.765219	15.78%	0
2016	9.236887	9.298223	0.66%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.029649	0.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.435457	19.374136	-5.19%	0
2017	19.581368	20.435457	4.36%	0
2016	17.546790	19.581368	11.60%	0
2015	18.431324	17.546790	-4.80%	0
2014	18.386657	18.431324	0.24%	0
2013	17.567430	18.386657	4.66%	0
2012	15.688956	17.567430	11.97%	0
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.133404	14.978706	-7.16%	0
2017	13.228247	16.133404	21.96%	0
2016	11.917764	13.228247	11.00%	0
2015	12.339291	11.917764	-3.42%	0
2014	11.846296	12.339291	4.16%	512
2013	8.443224	11.846296	40.31%	535
2012	7.393317	8.443224	14.20%	2,088
2011	8.561080	7.393317	-13.64%	2,257
2010	7.590196	8.561080	12.79%	2,000
2009	5.076314	7.590196	49.52%	2,014

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.215899	15.837770	-8.00%	2,170
2017	14.878691	17.215899	15.71%	3,066
2016	13.822869	14.878691	7.64%	3,759
2015	14.200465	13.822869	-2.66%	4,154
2014	13.145734	14.200465	8.02%	16,890
2013	9.706187	13.145734	35.44%	27,220
2012	8.915278	9.706187	8.87%	97,352
2011	9.427969	8.915278	-5.44%	356,513
2010	7.805641	9.427969	20.78%	369,959
2009	6.083121	7.805641	28.32%	613,034
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.344867	12.513668	-12.77%	0
2017	12.248890	14.344867	17.11%	0
2016	11.562949	12.248890	5.93%	0
2015	12.040306	11.562949	-3.96%	0
2014	11.787398	12.040306	2.15%	0
2013	9.313423	11.787398	26.56%	0
2012	8.203195	9.313423	13.53%	0
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.074573	11.982149	-8.36%	58,639
2017	11.936142	13.074573	9.54%	63,595
2016	11.507225	11.936142	3.73%	78,476
2015	11.898168	11.507225	-3.29%	92,630
2014	11.670508	11.898168	1.95%	99,298
2013	10.412844	11.670508	12.08%	113,082
2012	9.592119	10.412844	8.56%	719,155
2011	9.946216	9.592119	-3.56%	1,530,689
2010	9.216039	9.946216	7.92%	1,557,860
2009	7.868519	9.216039	17.13%	929,277
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.890306	12.468195	-10.24%	0
2017	12.269743	13.890306	13.21%	0
2016	11.695095	12.269743	4.91%	0
2015	12.125438	11.695095	-3.55%	0
2014	11.847990	12.125438	2.34%	55,065
2013	9.996743	11.847990	18.52%	63,658
2012	8.999579	9.996743	11.08%	107,016
2011	9.535070	8.999579	-5.62%	155,951
2010	8.679150	9.535070	9.86%	170,358
2009	7.150952	8.679150	21.37%	126,527

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.573049	11.016544	-4.81%	5,597
2017	11.130920	11.573049	3.97%	6,046
2016	10.884327	11.130920	2.27%	6,495
2015	11.217196	10.884327	-2.97%	6,957
2014	11.104872	11.217196	1.01%	7,413
2013	10.826431	11.104872	2.57%	40,821
2012	10.303603	10.826431	5.07%	114,274
2011	10.393550	10.303603	-0.87%	102,557
2010	9.955686	10.393550	4.40%	103,128
2009	9.011472	9.955686	10.48%	103,514
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.644509	10.582925	-9.12%	0
2017	10.379157	11.644509	12.19%	0
2016	10.058488	10.379157	3.19%	0
2015	10.751733	10.058488	-6.45%	0
2014	10.756118	10.751733	-0.04%	0
2013*	10.000000	10.756118	7.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.957875	10.860633	-9.18%	0
2017	10.384718	11.957875	15.15%	0
2016	10.001729	10.384718	3.83%	0
2015	10.756555	10.001729	-7.02%	0
2014	10.893760	10.756555	-1.26%	0
2013*	10.000000	10.893760	8.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.518208	12.276012	-9.19%	70,248
2017	12.133499	13.518208	11.41%	77,980
2016	11.628348	12.133499	4.34%	86,966
2015	12.024199	11.628348	-3.29%	93,335
2014	11.763379	12.024199	2.22%	118,184
2013	10.215280	11.763379	15.15%	130,982
2012	9.300488	10.215280	9.84%	38,642
2011	9.741351	9.300488	-4.53%	35,371
2010	8.948011	9.741351	8.87%	35,913
2009	7.506482	8.948011	19.20%	3,682
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.094945	12.466785	-11.55%	0
2017	12.211782	14.094945	15.42%	4,361
2016	11.610676	12.211782	5.18%	4,556
2015	12.059799	11.610676	-3.72%	4,556
2014	11.799144	12.059799	2.21%	4,556
2013	9.712704	11.799144	21.48%	6,208
2012	8.671897	9.712704	12.00%	4,248
2011	9.305852	8.671897	-6.81%	7,486
2010	8.401560	9.305852	10.76%	10,773
2009	6.790204	8.401560	23.73%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.625014	11.751610	-6.92%	51,233
2017	11.752928	12.625014	7.42%	55,094
2016	11.342399	11.752928	3.62%	57,721
2015	11.728425	11.342399	-3.29%	61,583
2014	11.527800	11.728425	1.74%	65,414
2013	10.601632	11.527800	8.74%	69,292
2012	9.856291	10.601632	7.56%	112,241
2011	10.109999	9.856291	-2.51%	155,885
2010	9.485717	10.109999	6.58%	173,874
2009	8.246084	9.485717	15.03%	112,670
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.714932	11.371142	-2.93%	5,053
2017	11.503048	11.714932	1.84%	5,178
2016	11.206184	11.503048	2.65%	5,667
2015	11.565974	11.206184	-3.11%	6,001
2014	11.303315	11.565974	2.32%	18,971
2013	11.815009	11.303315	-4.33%	24,577
2012	11.246092	11.815009	5.06%	95,464
2011	10.828681	11.246092	3.85%	335,863
2010	10.374687	10.828681	4.38%	383,404
2009	9.773762	10.374687	6.15%	530,223
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.489143	12.029186	-3.68%	249
2017	12.312031	12.489143	1.44%	244
2016	12.188056	12.312031	1.02%	226
2015	12.533433	12.188056	-2.76%	230
2014	12.225141	12.533433	2.52%	637
2013	12.768152	12.225141	-4.25%	839
2012	12.194752	12.768152	4.70%	2,748
2011	11.763273	12.194752	3.67%	4,650
2010	11.130830	11.763273	5.68%	3,360
2009	9.779546	11.130830	13.82%	3,391
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.491596	11.843168	-12.22%	0
2017	11.707345	13.491596	15.24%	0
2016	10.751716	11.707345	8.89%	0
2015	11.358040	10.751716	-5.34%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.530194	11.289165	-9.90%	0
2017	11.260220	12.530194	11.28%	0
2016	10.590019	11.260220	6.33%	0
2015	11.028073	10.590019	-3.97%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.315003	26.285602	-3.77%	309
2017	21.989468	27.315003	24.22%	397
2016	21.770456	21.989468	1.01%	1,176
2015	21.246933	21.770456	2.46%	1,246
2014	20.021675	21.246933	6.12%	1,630
2013	15.028955	20.021675	33.22%	5,468
2012	12.983783	15.028955	15.75%	12,359
2011	13.621899	12.983783	-4.68%	21,286
2010	12.841565	13.621899	6.08%	23,726
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	32.980836	26.543187	-19.52%	0
2017	23.889527	32.980836	38.06%	0
2016	22.737375	23.889527	5.07%	0
2015	27.768878	22.737375	-18.12%	0
2014	30.135104	27.768878	-7.85%	0
2013	30.697155	30.135104	-1.83%	0
2012	26.844375	30.697155	14.35%	0
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.338074	11.076267	-2.31%	6,746
2017	11.361510	11.338074	-0.21%	7,554
2016	11.536740	11.361510	-1.52%	7,757
2015	11.815163	11.536740	-2.36%	7,944
2014	11.558971	11.815163	2.22%	21,561
2013	12.324915	11.558971	-6.21%	31,194
2012	12.235311	12.324915	0.73%	111,608
2011	11.669486	12.235311	4.85%	361,062
2010	11.393262	11.669486	2.42%	414,295
2009	11.350338	11.393262	0.38%	616,713
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.325665	8.250480	-0.90%	4,921
2017	8.481031	8.325665	-1.83%	5,146
2016	8.675043	8.481031	-2.24%	6,168
2015	8.874721	8.675043	-2.25%	6,156
2014	9.079000	8.874721	-2.25%	10,480
2013	9.287976	9.079000	-2.25%	13,749
2012	9.502353	9.287976	-2.26%	72,168
2011	9.720467	9.502353	-2.24%	255,805
2010	9.944195	9.720467	-2.25%	276,704
2009	10.168821	9.944195	-2.21%	300,001

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.687170	8.066436	-16.73%	0
2017	7.798095	9.687170	24.22%	0
2016	7.926863	7.798095	-1.62%	0
2015	8.379256	7.926863	-5.40%	0
2014	8.634305	8.379256	-2.95%	0
2013	7.513425	8.634305	14.92%	0
2012	6.670992	7.513425	12.63%	1,201
2011	7.582552	6.670992	-12.02%	4,580
2010	6.864350	7.582552	10.46%	3,070
2009	5.424728	6.864350	26.54%	3,172
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.430113	8.753969	-16.07%	0
2017	8.572817	10.430113	21.66%	0
2016	8.723962	8.572817	-1.73%	0
2015	9.050537	8.723962	-3.61%	0
2014	9.869618	9.050537	-8.30%	386
2013	8.343599	9.869618	18.29%	1,163
2012	7.220989	8.343599	15.55%	1,716
2011	8.476116	7.220989	-14.81%	1,887
2010	8.073743	8.476116	4.98%	1,518
2009	6.422245	8.073743	25.72%	1,102
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	26.592718	23.689461	-10.92%	0
2017	22.969727	26.592718	15.77%	9,473
2016	21.464678	22.969727	7.01%	14,895
2015	22.180180	21.464678	-3.23%	15,078
2014	21.613229	22.180180	2.62%	15,262
2013	17.375986	21.613229	24.39%	15,265
2012	15.337663	17.375986	13.29%	20,107
2011	16.332125	15.337663	-6.09%	38,732
2010	14.575520	16.332125	12.05%	29,901
2009	11.721990	14.575520	24.34%	33,483
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.203411	15.068797	-7.00%	64,973
2017	14.915109	16.203411	8.64%	74,988
2016	14.352845	14.915109	3.92%	86,608
2015	14.708781	14.352845	-2.42%	98,485
2014	14.387629	14.708781	2.23%	123,141
2013	12.976755	14.387629	10.87%	108,575
2012	12.136974	12.976755	6.92%	72,331
2011	12.306842	12.136974	-1.38%	175,550
2010	11.464785	12.306842	7.34%	191,887
2009*	10.000000	11.464785	14.65%	2,918

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.311161	17.652910	-8.59%	0
2017	17.206300	19.311161	12.23%	0
2016	16.336863	17.206300	5.32%	0
2015	16.802294	16.336863	-2.77%	0
2014	16.337548	16.802294	2.84%	6,396
2013	13.986825	16.337548	16.81%	6,396
2012	12.747900	13.986825	9.72%	6,396
2011	13.163898	12.747900	-3.16%	6,396
2010	12.020578	13.163898	9.51%	6,396
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.278734	12.744280	-4.02%	18,087
2017	12.853114	13.278734	3.31%	19,294
2016	12.610458	12.853114	1.92%	28,054
2015	12.866665	12.610458	-1.99%	29,250
2014	12.669920	12.866665	1.55%	30,446
2013	12.364144	12.669920	2.47%	31,654
2012	12.026976	12.364144	2.80%	54,613
2011	11.952821	12.026976	0.62%	24,609
2010	11.547439	11.952821	3.51%	24,763
2009	10.829416	11.547439	6.63%	24,914
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.557229	10.660272	-7.76%	0
2017	10.367763	11.557229	11.47%	0
2016	10.033070	10.367763	3.34%	0
2015	10.607868	10.033070	-5.42%	0
2014	10.591924	10.607868	0.15%	0
2013*	10.000000	10.591924	5.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.919525	10.944496	-8.18%	0
2017	10.424710	11.919525	14.34%	0
2016	9.970922	10.424710	4.55%	0
2015	10.620513	9.970922	-6.12%	0
2014	10.679835	10.620513	-0.56%	0
2013*	10.000000	10.679835	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.946517	18.387865	-7.81%	79,593
2017	18.068578	19.946517	10.39%	85,861
2016	17.251061	18.068578	4.74%	100,730
2015	17.707429	17.251061	-2.58%	110,459
2014	17.222683	17.707429	2.81%	166,591
2013	15.107089	17.222683	14.00%	193,608
2012	13.947620	15.107089	8.31%	463,175
2011	14.273746	13.947620	-2.28%	1,315,060
2010	13.165290	14.273746	8.42%	1,442,431
2009	11.305038	13.165290	16.46%	1,478,974

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.837342	21.497774	-9.81%	0
2017	20.898710	23.837342	14.06%	0
2016	19.706933	20.898710	6.05%	2,967
2015	20.308799	19.706933	-2.96%	3,720
2014	19.795011	20.308799	2.60%	34,888
2013	16.547545	19.795011	19.63%	51,732
2012	14.881569	16.547545	11.19%	56,767
2011	15.554198	14.881569	-4.32%	66,041
2010	14.102070	15.554198	10.30%	81,440
2009	11.597705	14.102070	21.59%	90,919
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.553518	15.575209	-5.91%	94,495
2017	15.505198	16.553518	6.76%	102,061
2016	15.005333	15.505198	3.33%	114,656
2015	15.355431	15.005333	-2.28%	121,533
2014	14.998051	15.355431	2.38%	137,216
2013	13.885904	14.998051	8.01%	147,685
2012	13.149120	13.885904	5.60%	513,386
2011	13.179258	13.149120	-0.23%	1,448,692
2010	12.424366	13.179258	6.08%	1,570,164
2009	11.094772	12.424366	11.98%	1,601,430
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.535297	10.730814	-6.97%	0
2017	10.038022	11.535297	14.92%	0
2016	9.459833	10.038022	6.11%	0
2015	9.900068	9.459833	-4.45%	0
2014*	10.000000	9.900068	-1.00%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.647230	12.042772	-4.78%	0
2017	10.630883	12.647230	18.97%	0
2016	9.882202	10.630883	7.58%	0
2015	10.095406	9.882202	-2.11%	0
2014*	10.000000	10.095406	0.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	39.376570	34.104113	-13.39%	0
2017	34.790500	39.376570	13.18%	0
2016	29.586066	34.790500	17.59%	0
2015	31.054107	29.586066	-4.73%	0
2014	29.033833	31.054107	6.96%	0
2013	22.324082	29.033833	30.06%	574
2012	19.441996	22.324082	14.82%	1,278
2011	20.407894	19.441996	-4.73%	4,153
2010	16.542694	20.407894	23.36%	3,496
2009	12.374975	16.542694	33.68%	3,885

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.548406	9.405462	-18.56%	2,977
2017	9.410337	11.548406	22.72%	4,032
2016	9.870326	9.410337	-4.66%	4,757
2015	10.164095	9.870326	-2.89%	5,002
2014	10.540604	10.164095	-3.57%	20,502
2013	8.905994	10.540604	18.35%	33,056
2012	7.887311	8.905994	12.92%	88,381
2011	8.927730	7.887311	-11.65%	299,664
2010	8.025138	8.927730	11.25%	288,067
2009	6.031868	8.025138	33.05%	463,079
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	16.053025	12.969758	-19.21%	182
2017	13.401356	16.053025	19.79%	189
2016	13.058492	13.401356	2.63%	369
2015	14.113650	13.058492	-7.48%	368
2014	15.985602	14.113650	-11.71%	2,118
2013	13.509675	15.985602	18.33%	0
2012	11.808254	13.509675	14.41%	0
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.316038	16.357138	-5.54%	875
2017	13.638299	17.316038	26.97%	1,367
2016	13.679114	13.638299	-0.30%	1,722
2015	13.569319	13.679114	0.81%	1,836
2014	12.602678	13.569319	7.67%	6,952
2013	9.591730	12.602678	31.39%	11,573
2012	8.449269	9.591730	13.52%	38,986
2011	8.932070	8.449269	-5.41%	154,361
2010	7.920966	8.932070	12.76%	163,156
2009	6.264498	7.920966	26.44%	235,455
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.419238	13.292949	-13.79%	0
2017	13.792257	15.419238	11.80%	0
2016	12.157999	13.792257	13.44%	0
2015	12.880538	12.157999	-5.61%	0
2014	11.952685	12.880538	7.76%	0
2013	9.055687	11.952685	31.99%	0
2012	7.878627	9.055687	14.94%	0
2011	8.582541	7.878627	-8.20%	4,185
2010	7.787385	8.582541	10.21%	4,538
2009	6.252676	7.787385	24.54%	3,767

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.116213	15.549757	-9.15%	1,190
2017	13.730064	17.116213	24.66%	1,805
2016	13.243266	13.730064	3.68%	2,252
2015	13.595138	13.243266	-2.59%	2,325
2014	13.409324	13.595138	1.39%	9,096
2013	9.896977	13.409324	35.49%	15,030
2012	8.831921	9.896977	12.06%	46,656
2011	9.455697	8.831921	-6.60%	179,267
2010	7.648661	9.455697	23.63%	184,153
2009	6.175408	7.648661	23.86%	258,402
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.858782	16.855938	-15.12%	1,522
2017	17.844950	19.858782	11.29%	2,050
2016	15.523349	17.844950	14.96%	2,402
2015	16.352589	15.523349	-5.07%	2,697
2014	14.295792	16.352589	14.39%	9,007
2013	10.778981	14.295792	32.63%	16,109
2012	9.478359	10.778981	13.72%	53,912
2011	9.926538	9.478359	-4.51%	202,278
2010	8.488366	9.926538	16.94%	206,559
2009	6.655774	8.488366	27.53%	226,548
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	26.049941	23.368405	-10.29%	0
2017	21.378573	26.049941	21.85%	0
2016	20.238451	21.378573	5.63%	0
2015	20.595279	20.238451	-1.73%	0
2014	20.547837	20.595279	0.23%	5
2013	14.602568	20.547837	40.71%	4
2012	13.209915	14.602568	10.54%	23
2011	13.630768	13.209915	-3.09%	3,805
2010	11.146051	13.630768	22.29%	3,725
2009	8.965269	11.146051	24.32%	4,029
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	37.043912	30.005807	-19.00%	0
2017	34.844122	37.043912	6.31%	0
2016	28.375589	34.844122	22.80%	0
2015	30.977135	28.375589	-8.40%	0
2014	29.682098	30.977135	4.36%	0
2013	21.685452	29.682098	36.88%	0
2012	18.441219	21.685452	17.59%	25
2011	19.953008	18.441219	-7.58%	497
2010	16.139114	19.953008	23.63%	507
2009	13.118248	16.139114	23.03%	482

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	34.708418	29.569219	-14.81%	0
2017	31.365028	34.708418	10.66%	0
2016	26.182364	31.365028	19.79%	0
2015	27.302534	26.182364	-4.10%	0
2014	27.776626	27.302534	-1.71%	497
2013	20.217240	27.776626	37.39%	463
2012	17.950396	20.217240	12.63%	1,288
2011	19.494072	17.950396	-7.92%	2,786
2010	15.956493	19.494072	22.17%	2,601
2009	12.142994	15.956493	31.40%	3,139
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	25.416026	24.772017	-2.53%	1,319
2017	21.621844	25.416026	17.55%	1,943
2016	19.897887	21.621844	8.66%	2,389
2015	20.222074	19.897887	-1.60%	2,648
2014	18.501334	20.222074	9.30%	11,795
2013	14.471277	18.501334	27.85%	20,275
2012	13.004390	14.471277	11.28%	60,196
2011	13.252999	13.004390	-1.88%	224,539
2010	11.974411	13.252999	10.68%	232,240
2009	9.756608	11.974411	22.73%	318,507
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.321241	12.491559	-6.23%	0
2017	12.838251	13.321241	3.76%	0
2016	12.253391	12.838251	4.77%	0
2015	13.287597	12.253391	-7.78%	0
2014	10.569670	13.287597	25.71%	0
2013	10.528690	10.569670	0.39%	0
2012	9.319450	10.528690	12.98%	0
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.359730	15.210306	-7.03%	0
2017	13.805057	16.359730	18.51%	0
2016	12.677191	13.805057	8.90%	0
2015	12.847860	12.677191	-1.33%	0
2014	11.623517	12.847860	10.53%	0
2013*	10.000000	11.623517	16.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.583177	9.443220	-1.46%	2,923
2017	9.650749	9.583177	-0.70%	3,016
2016	9.632271	9.650749	0.19%	3,007
2015	9.887717	9.632271	-2.58%	3,082
2014	10.065596	9.887717	-1.77%	6,566
2013	10.286445	10.065596	-2.15%	10,503
2012	10.165640	10.286445	1.19%	24,757
2011	10.265736	10.165640	-0.98%	94,711
2010	10.253900	10.265736	0.12%	97,377
2009	9.793605	10.253900	4.70%	95,175
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.651360	13.561884	-13.35%	0
2017	14.022065	15.651360	11.62%	0
2016	11.867103	14.022065	18.16%	0
2015	12.763416	11.867103	-7.02%	0
2014	12.488788	12.763416	2.20%	0
2013*	10.000000	12.488788	24.89%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.675806	12.917218	-17.60%	2,269
2017	13.066921	15.675806	19.97%	3,073
2016	13.219475	13.066921	-1.15%	3,732
2015	14.073141	13.219475	-6.07%	3,706
2014	15.674150	14.073141	-10.21%	15,603
2013	13.351853	15.674150	17.39%	24,223
2012	11.424689	13.351853	16.87%	63,628
2011	13.345750	11.424689	-14.39%	213,198
2010	12.838018	13.345750	3.95%	192,231
2009*	10.000000	12.838018	28.38%	283,863
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	14.760367	11.980730	-18.83%	0
2017	11.911597	14.760367	23.92%	0
2016	12.410376	11.911597	-4.02%	0
2015	12.504988	12.410376	-0.76%	0
2014	13.225888	12.504988	-5.45%	0
2013	11.482416	13.225888	15.18%	0
2012	9.915028	11.482416	15.81%	0
2011	11.569705	9.915028	-14.30%	0
2010	9.700203	11.569705	19.27%	0
2009	7.377444	9.700203	31.48%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	33.364391	30.470667	-8.67%	0
2017	27.399776	33.364391	21.77%	0
2016	26.908863	27.399776	1.82%	0
2015	27.257151	26.908863	-1.28%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.105898	8.990769	-1.26%	5,098
2017	9.232637	9.105898	-1.37%	5,295
2016	9.330792	9.232637	-1.05%	7,199
2015	9.528055	9.330792	-2.07%	7,219
2014	9.688281	9.528055	-1.65%	16,401
2013	9.850521	9.688281	-1.65%	20,514
2012	9.634178	9.850521	2.25%	99,785
2011	9.826937	9.634178	-1.96%	333,398
2010	9.548473	9.826937	2.92%	368,316
2009	8.619490	9.548473	10.78%	504,518
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	27.160130	25.025520	-7.86%	0
2017	23.459822	27.160130	15.77%	0
2016	21.844014	23.459822	7.40%	0
2015	22.450916	21.844014	-2.70%	0
2014	20.807460	22.450916	7.90%	0
2013	15.469188	20.807460	34.51%	0
2012	14.260370	15.469188	8.48%	0
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	35.937174	30.419412	-15.35%	0
2017	26.967132	35.937174	33.26%	0
2016	27.629582	26.967132	-2.40%	0
2015	27.264351	27.629582	1.34%	0
2014	27.330066	27.264351	-0.24%	0
2013	22.016377	27.330066	24.14%	0
2012	18.622664	22.016377	18.22%	0
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.148441	9.468586	-6.70%	0
2017	9.790378	10.148441	3.66%	0
2016	9.424640	9.790378	3.88%	0
2015	9.887998	9.424640	-4.69%	0
2014	9.869699	9.887998	0.19%	0
2013	10.134090	9.869699	-2.61%	0
2012*	10.000000	10.134090	1.34%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.634315	8.361429	-21.37%	867
2017	8.603181	10.634315	23.61%	824
2016	9.046302	8.603181	-4.90%	865
2015	8.975773	9.046302	0.79%	546
2014*	10.000000	8.975773	-10.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	26.843855	24.111904	-10.18%	1,374
2017	23.543244	26.843855	14.02%	1,885
2016	21.638756	23.543244	8.80%	2,325
2015	21.469810	21.638756	0.79%	2,583
2014	19.894805	21.469810	7.92%	11,532
2013	15.484398	19.894805	28.48%	20,942
2012	13.585193	15.484398	13.98%	57,105
2011	13.941099	13.585193	-2.55%	215,637
2010	12.313104	13.941099	13.22%	223,523
2009	9.841516	12.313104	25.11%	267,720
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	38.264771	33.457346	-12.56%	93
2017	34.362882	38.264771	11.35%	104
2016	29.872396	34.362882	15.03%	205
2015	32.543236	29.872396	-8.21%	224
2014	29.817212	32.543236	9.14%	161
2013	21.691322	29.817212	37.46%	254
2012	18.859282	21.691322	15.02%	968
2011	19.763504	18.859282	-4.58%	2,599
2010	16.429893	19.763504	20.29%	2,530
2009	12.279250	16.429893	33.80%	2,946
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.014884	10.179261	-7.59%	0
2017	9.938088	11.014884	10.84%	0
2016	9.004171	9.938088	10.37%	0
2015	10.143479	9.004171	-11.23%	0
2014	10.329991	10.143479	-1.81%	0
2013	10.556236	10.329991	-2.14%	0
2012*	10.000000	10.556236	5.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.220104	9.506903	-6.98%	0
2017	9.523291	10.220104	7.32%	0
2016	8.604917	9.523291	10.67%	0
2015	9.016243	8.604917	-4.56%	0
2014	9.096025	9.016243	-0.88%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.137239	10.441881	-6.24%	0
2017	10.288451	11.137239	8.25%	0
2016	10.227667	10.288451	0.59%	0
2015	11.271891	10.227667	-9.26%	0
2014	11.496748	11.271891	-1.96%	0
2013	12.588038	11.496748	-8.67%	0
2012	12.238228	12.588038	2.86%	0
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.528608	10.314829	-2.03%	2,646
2017	10.637089	10.528608	-1.02%	3,031
2016	10.741077	10.637089	-0.97%	3,074
2015	10.965417	10.741077	-2.05%	2,384
2014	11.134504	10.965417	-1.52%	9,752
2013	11.417306	11.134504	-2.48%	14,947
2012	11.045679	11.417306	3.36%	39,480
2011	11.186479	11.045679	-1.26%	133,861
2010	10.879769	11.186479	2.82%	145,083
2009*	10.000000	10.879769	8.80%	161,945
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.050483	9.963306	-0.87%	0
2017	10.049529	10.050483	0.01%	0
2016*	10.000000	10.049529	0.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.452542	10.151218	-2.88%	0
2017	10.201088	10.452542	2.46%	0
2016	10.172434	10.201088	0.28%	0
2015	10.371774	10.172434	-1.92%	0
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	1,053
2012	9.940075	10.638895	7.03%	930
2011*	10.000000	9.940075	-0.60%	3,989
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.192275	10.010422	-10.56%	0
2017*	10.000000	11.192275	11.92%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.175252	13.183606	0.06%	0
2017	10.295751	13.175252	27.97%	0
2016*	10.000000	10.295751	2.96%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	19.006842	15.025875	-20.94%	0
2017	15.360129	19.006842	23.74%	0
2016	16.107932	15.360129	-4.64%	0
2015	16.455696	16.107932	-2.11%	0
2014	18.058533	16.455696	-8.88%	0
2013	14.424812	18.058533	25.19%	0
2012	12.104685	14.424812	19.17%	0
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.626185	32.161184	-1.43%	0
2017	26.216062	32.626185	24.45%	0
2016	30.036583	26.216062	-12.72%	0
2015	27.320924	30.036583	9.94%	0
2014	21.299002	27.320924	28.27%	0
2013	14.476417	21.299002	47.13%	0
2012	11.305609	14.476417	28.05%	0
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.095709	4.963908	-30.04%	0
2017	7.404529	7.095709	-4.17%	0
2016	5.281569	7.404529	40.20%	0
2015	8.140860	5.281569	-35.12%	0
2014	10.326333	8.140860	-21.16%	0
2013	9.577944	10.326333	7.81%	0
2012*	10.000000	9.577944	-4.22%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.258006	5.087743	-29.90%	0
2017	7.552837	7.258006	-3.90%	0
2016	5.376216	7.552837	40.49%	0
2015	8.264425	5.376216	-34.95%	0
2014	10.451564	8.264425	-20.93%	0
2013	9.673178	10.451564	8.05%	0
2012*	10.000000	9.673178	-3.27%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	22.245029	18.849375	-15.26%	0
2017	17.994692	22.245029	23.62%	0
2016	17.717556	17.994692	1.56%	0
2015	18.707989	17.717556	-5.29%	0
2014	17.367222	18.707989	7.72%	0
2013	13.265873	17.367222	30.92%	0
2012	11.671854	13.265873	13.66%	0
2011	12.814928	11.671854	-8.92%	0
2010	11.669198	12.814928	9.82%	0
2009	9.395302	11.669198	24.20%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	18.537675	17.592056	-5.10%	0
2017	16.893845	18.537675	9.73%	0
2016	16.050422	16.893845	5.25%	0
2015	16.217325	16.050422	-1.03%	0
2014	14.052862	16.217325	15.40%	0
2013	12.017174	14.052862	16.94%	0
2012	10.876692	12.017174	10.49%	0
2011	10.448841	10.876692	4.09%	0
2010	9.435260	10.448841	10.74%	0
2009	8.360354	9.435260	12.86%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	24.262898	23.779332	-1.99%	0
2017	18.439899	24.262898	31.58%	0
2016	18.765878	18.439899	-1.74%	0
2015	18.943259	18.765878	-0.94%	0
2014	18.658281	18.943259	1.53%	0
2013	13.645489	18.658281	36.74%	0
2012	11.595807	13.645489	17.68%	0
2011	12.558076	11.595807	-7.66%	0
2010*	10.000000	12.558076	25.58%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.633335	26.371333	-0.98%	0
2017	21.646937	26.633335	23.04%	0
2016	20.551718	21.646937	5.33%	0
2015	21.648910	20.551718	-5.07%	0
2014	22.571192	21.648910	-4.09%	0
2013	15.369918	22.571192	46.85%	0
2012	14.577196	15.369918	5.44%	494
2011	15.630601	14.577196	-6.74%	5,060
2010	12.613155	15.630601	23.92%	4,677
2009	8.453326	12.613155	49.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.215597	11.056267	-9.49%	0
2017	10.935929	12.215597	11.70%	0
2016	10.828171	10.935929	1.00%	0
2015	11.229083	10.828171	-3.57%	0
2014	11.029439	11.229083	1.81%	0
2013	10.085525	11.029439	9.36%	0
2012*	10.000000	10.085525	0.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	27.529764	25.321103	-8.02%	0
2017	23.757537	27.529764	15.88%	0
2016	21.891732	23.757537	8.52%	0
2015	22.091922	21.891732	-0.91%	0
2014	20.689829	22.091922	6.78%	0
2013	15.733852	20.689829	31.50%	0
2012	13.736330	15.733852	14.54%	0
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.606784	-23.93%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	39.022252	32.288808	-17.26%	0
2017	35.390435	39.022252	10.26%	0
2016	29.025074	35.390435	21.93%	0
2015	31.502257	29.025074	-7.86%	0
2014	29.596212	31.502257	6.44%	0
2013	22.009292	29.596212	34.47%	0
2012	19.016442	22.009292	15.74%	0
2011	21.299863	19.016442	-10.72%	0
2010	17.221653	21.299863	23.68%	0
2009	12.356226	17.221653	39.38%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.158690	11.542718	-5.07%	0
2017	12.003394	12.158690	1.29%	0
2016	11.768846	12.003394	1.99%	0
2015	12.350787	11.768846	-4.71%	0
2014	12.237727	12.350787	0.92%	0
2013	13.686406	12.237727	-10.58%	0
2012	13.045835	13.686406	4.91%	0
2011	11.948668	13.045835	9.18%	0
2010	11.634318	11.948668	2.70%	0
2009	10.804542	11.634318	7.68%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	26.512878	24.036474	-9.34%	0
2017	22.556630	26.512878	17.54%	0
2016	20.394142	22.556630	10.60%	0
2015	22.194674	20.394142	-8.11%	0
2014	20.223279	22.194674	9.75%	0
2013	15.277950	20.223279	32.37%	0
2012	13.663099	15.277950	11.82%	0
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	26.984754	22.943544	-14.98%	0
2017	24.776810	26.984754	8.91%	0
2016	20.663964	24.776810	19.90%	0
2015	21.489920	20.663964	-3.84%	0
2014	18.922925	21.489920	13.57%	0
2013	14.910049	18.922925	26.91%	0
2012	13.131046	14.910049	13.55%	0
2011	13.553811	13.131046	-3.12%	0
2010	11.659979	13.553811	16.24%	0
2009	9.194334	11.659979	26.82%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.561308	10.019074	-5.13%	0
2017	10.094698	10.561308	4.62%	0
2016	9.157763	10.094698	10.23%	0
2015*	10.000000	9.157763	-8.42%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.821279	9.524952	-3.02%	0
2017	9.739573	9.821279	0.84%	0
2016	9.728982	9.739573	0.11%	0
2015*	10.000000	9.728982	-2.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.521065	11.324305	-9.56%	0
2017	11.000828	12.521065	13.82%	0
2016	9.701121	11.000828	13.40%	0
2015*	10.000000	9.701121	-2.99%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.779377	14.246150	-9.72%	0
2017	14.202778	15.779377	11.10%	0
2016	14.003358	14.202778	1.42%	0
2015	14.477997	14.003358	-3.28%	0
2014	14.537944	14.477997	-0.41%	0
2013	13.005302	14.537944	11.78%	0
2012	12.105642	13.005302	7.43%	0
2011	12.858100	12.105642	-5.85%	0
2010	11.990240	12.858100	7.24%	0
2009*	10.000000	11.990240	19.90%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.138631	9.508109	-6.22%	0
2017*	10.000000	10.138631	1.39%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	16.026281	13.002777	-18.87%	0
2017	14.676754	16.026281	9.19%	0
2016	11.459064	14.676754	28.08%	0
2015	12.539212	11.459064	-8.61%	0
2014	12.151691	12.539212	3.19%	0
2013*	10.000000	12.151691	21.52%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.032860	10.734303	-17.64%	0
2017	11.594823	13.032860	12.40%	0
2016	10.301026	11.594823	12.56%	0
2015	10.815705	10.301026	-4.76%	0
2014*	10.000000	10.815705	8.16%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	40.036550	35.599921	-11.08%	0
2017	36.454694	40.036550	9.83%	0
2016	29.675580	36.454694	22.84%	0
2015	31.098730	29.675580	-4.58%	0
2014	30.280069	31.098730	2.70%	0
2013	22.024979	30.280069	37.48%	0
2012	19.478398	22.024979	13.07%	0
2011	19.824469	19.478398	-1.75%	187
2010	16.125877	19.824469	22.94%	188
2009	13.201674	16.125877	22.15%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	28.635435	26.615075	-7.06%	0
2017	24.178570	28.635435	18.43%	0
2016	22.205564	24.178570	8.89%	0
2015	22.532641	22.205564	-1.45%	0
2014	20.390977	22.532641	10.50%	0
2013	15.846549	20.390977	28.68%	0
2012	14.046796	15.846549	12.81%	0
2011	14.147538	14.046796	-0.71%	332
2010	12.642499	14.147538	11.90%	332
2009	10.266291	12.642499	23.15%	332
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	25.228161	22.894103	-9.25%	0
2017	20.329303	25.228161	24.10%	0
2016	19.330858	20.329303	5.17%	0
2015	20.337892	19.330858	-4.95%	0
2014	19.305656	20.337892	5.35%	0
2013	16.354082	19.305656	18.05%	0
2012	15.199128	16.354082	7.60%	0
2011	14.305876	15.199128	6.24%	367
2010	12.727560	14.305876	12.40%	367
2009	10.657988	12.727560	19.42%	367
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	23.918573	18.858430	-21.16%	0
2017	19.682961	23.918573	21.52%	0
2016	17.249005	19.682961	14.11%	0
2015	18.111960	17.249005	-4.76%	0
2014	18.296625	18.111960	-1.01%	0
2013	12.634688	18.296625	44.81%	0
2012	10.755877	12.634688	17.47%	0
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.229092	9.983960	-2.40%	0
2017	10.120825	10.229092	1.07%	0
2016	9.507860	10.120825	6.45%	0
2015	9.829217	9.507860	-3.27%	0
2014	10.003364	9.829217	-1.74%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.020052	-9.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.539081	12.153153	-3.08%	0
2017	12.369656	12.539081	1.37%	0
2016	12.228180	12.369656	1.16%	0
2015	12.571299	12.228180	-2.73%	0
2014	12.430568	12.571299	1.13%	0
2013	12.628441	12.430568	-1.57%	0
2012	11.810778	12.628441	6.92%	0
2011	11.852145	11.810778	-0.35%	0
2010	11.203228	11.852145	5.79%	0
2009	9.543325	11.203228	17.39%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.188993	-18.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.433964	14.434465	-6.48%	0
2017	14.004116	15.433964	10.21%	0
2016	13.620487	14.004116	2.82%	0
2015	14.015498	13.620487	-2.82%	0
2014	13.765746	14.015498	1.81%	0
2013	12.447178	13.765746	10.59%	0
2012	11.418286	12.447178	9.01%	0
2011	11.736660	11.418286	-2.71%	0
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.595537	15.226336	-8.25%	0
2017	14.609450	16.595537	13.59%	0
2016	14.132356	14.609450	3.38%	0
2015	14.531780	14.132356	-2.75%	0
2014	14.220412	14.531780	2.19%	0
2013	12.587099	14.220412	12.98%	0
2012	11.394733	12.587099	10.46%	0
2011	11.809038	11.394733	-3.51%	0
2010	10.571990	11.809038	11.70%	0
2009	8.417740	10.571990	25.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	18.062698	16.223647	-10.18%	0
2017	15.316875	18.062698	17.93%	0
2016	14.737109	15.316875	3.93%	0
2015	15.164390	14.737109	-2.82%	0
2014	14.818510	15.164390	2.33%	0
2013	12.492711	14.818510	18.62%	0
2012	11.101991	12.492711	12.53%	0
2011	11.693674	11.101991	-5.06%	0
2010	10.327628	11.693674	13.23%	0
2009	8.058275	10.327628	28.16%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.759783	10.977607	-6.65%	0
2017	10.365264	11.759783	13.45%	0
2016*	10.000000	10.365264	3.65%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.160027	11.141270	-26.51%	0
2017	15.958809	15.160027	-5.01%	0
2016	12.234276	15.958809	30.44%	0
2015	15.801620	12.234276	-22.58%	0
2014	18.541012	15.801620	-14.77%	0
2013	15.286370	18.541012	21.29%	0
2012	14.939807	15.286370	2.32%	0
2011	16.129558	14.939807	-7.38%	0
2010	13.854785	16.129558	16.42%	0
2009	9.609469	13.854785	44.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	24.819515	22.175419	-10.65%	0
2017	22.549468	24.819515	10.07%	0
2016	19.606588	22.549468	15.01%	0
2015	20.956449	19.606588	-6.44%	0
2014	19.773112	20.956449	5.98%	0
2013	15.832562	19.773112	24.89%	0
2012	13.844855	15.832562	14.36%	0
2011	14.077935	13.844855	-1.66%	317
2010	12.538662	14.077935	12.28%	317
2009	9.881046	12.538662	26.90%	678
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.745819	11.306400	-11.29%	0
2017	11.186642	12.745819	13.94%	0
2016*	10.000000	11.186642	11.87%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	30.472782	29.639213	-2.74%	0
2017	23.133424	30.472782	31.73%	0
2016	23.547038	23.133424	-1.76%	0
2015	22.544793	23.547038	4.45%	0
2014	20.786323	22.544793	8.46%	0
2013	15.643611	20.786323	32.87%	0
2012	13.996775	15.643611	11.77%	0
2011	14.330246	13.996775	-2.33%	0
2010	11.841618	14.330246	21.02%	0
2009	9.471628	11.841618	25.02%	342

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.834686	12.439196	-3.08%	0
2017	12.631728	12.834686	1.61%	0
2016	12.374165	12.631728	2.08%	0
2015	12.774041	12.374165	-3.13%	0
2014	12.379300	12.774041	3.19%	0
2013	12.938291	12.379300	-4.32%	0
2012	12.540861	12.938291	3.17%	0
2011	11.991605	12.540861	4.58%	1,445
2010	11.412454	11.991605	5.07%	1,592
2009	10.116151	11.412454	12.81%	1,773
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	41.537738	34.582377	-16.74%	0
2017	35.269269	41.537738	17.77%	0
2016	32.251778	35.269269	9.36%	0
2015	33.557717	32.251778	-3.89%	0
2014	32.393887	33.557717	3.59%	0
2013	24.402823	32.393887	32.75%	0
2012	21.803479	24.402823	11.92%	0
2011	25.032679	21.803479	-12.90%	243
2010	19.927699	25.032679	25.62%	243
2009	14.594916	19.927699	36.54%	243
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.728159	19.689005	-17.02%	0
2017	18.682431	23.728159	27.01%	0
2016	20.184447	18.682431	-7.44%	0
2015	20.000392	20.184447	0.92%	0
2014	22.323518	20.000392	-10.41%	0
2013	17.553431	22.323518	27.17%	0
2012	14.925890	17.553431	17.60%	0
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.867368	10.844494	-8.62%	0
2017	11.704477	11.867368	1.39%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	33.222923	26.775223	-19.41%	0
2017	28.553082	33.222923	16.35%	0
2016	26.743751	28.553082	6.77%	0
2015	28.275559	26.743751	-5.42%	0
2014	27.171551	28.275559	4.06%	0
2013	21.362702	27.171551	27.19%	0
2012	17.209115	21.362702	24.14%	0
2011	19.363613	17.209115	-11.13%	0
2010	15.687288	19.363613	23.44%	0
2009	10.217220	15.687288	53.54%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.116830	11.577058	-11.74%	0
2017	11.988615	13.116830	9.41%	0
2016	10.841127	11.988615	10.58%	0
2015	11.831535	10.841127	-8.37%	0
2014	11.774741	11.831535	0.48%	0
2013	9.737205	11.774741	20.93%	0
2012	8.641912	9.737205	12.67%	0
2011	8.983478	8.641912	-3.80%	0
2010	8.339673	8.983478	7.72%	0
2009	6.553439	8.339673	27.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.236342	14.243347	-6.52%	0
2017	14.218570	15.236342	7.16%	0
2016	12.762552	14.218570	11.41%	0
2015	14.054530	12.762552	-9.19%	0
2014	13.750694	14.054530	2.21%	0
2013	12.352259	13.750694	11.32%	0
2012	11.223660	12.352259	10.06%	0
2011	11.219787	11.223660	0.03%	0
2010	10.192119	11.219787	10.08%	0
2009	7.693418	10.192119	32.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	28.776409	26.684126	-7.27%	0
2017	24.429321	28.776409	17.79%	0
2016	21.546225	24.429321	13.38%	0
2015	22.888464	21.546225	-5.86%	0
2014	21.547662	22.888464	6.22%	0
2013	17.005805	21.547662	26.71%	0
2012	15.547346	17.005805	9.38%	0
2011	15.011971	15.547346	3.57%	338
2010	12.735864	15.011971	17.87%	338
2009	11.108969	12.735864	14.64%	338
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	36.667453	31.206741	-14.89%	0
2017	33.915516	36.667453	8.11%	0
2016	26.662597	33.915516	27.20%	0
2015	29.467188	26.662597	-9.52%	0
2014	29.989828	29.467188	-1.74%	0
2013	22.530691	29.989828	33.11%	0
2012	19.480253	22.530691	15.66%	0
2011	20.717010	19.480253	-5.97%	285
2010	16.537081	20.717010	25.28%	273
2009	13.105461	16.537081	26.18%	410

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.478644	9.441885	-17.74%	0
2017	8.366879	11.478644	37.19%	0
2016	7.291461	8.366879	14.75%	0
2015	9.283081	7.291461	-21.45%	0
2014*	10.000000	9.283081	-7.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.609159	17.849472	-17.40%	0
2017	18.952523	21.609159	14.02%	0
2016	18.098832	18.952523	4.72%	0
2015	19.811405	18.098832	-8.64%	0
2014	22.818099	19.811405	-13.18%	0
2013	18.992319	22.818099	20.14%	0
2012	16.442487	18.992319	15.51%	0
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.025852	8.987959	-0.42%	0
2017	9.063204	9.025852	-0.41%	0
2016	9.011170	9.063204	0.58%	0
2015	9.638269	9.011170	-6.51%	0
2014	9.687601	9.638269	-0.51%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.861386	11.084647	-6.55%	0
2017	10.732568	11.861386	10.52%	0
2016	10.527852	10.732568	1.94%	0
2015	11.441315	10.527852	-7.98%	0
2014	11.266161	11.441315	1.55%	0
2013	10.153788	11.266161	10.96%	0
2012*	10.000000	10.153788	1.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.341945	-6.58%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.862552	9.145549	-7.27%	0
2017	9.736305	9.862552	1.30%	0
2016	10.013304	9.736305	-2.77%	0
2015	10.062981	10.013304	-0.49%	0
2014	9.841309	10.062981	2.25%	0
2013*	10.000000	9.841309	-1.59%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.506461	16.436158	-6.11%	0
2017	14.105024	17.506461	24.12%	0
2016	14.150744	14.105024	-0.32%	0
2015	13.827096	14.150744	2.34%	0
2014	13.083835	13.827096	5.68%	0
2013	9.579480	13.083835	36.58%	0
2012*	10.000000	9.579480	-4.21%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.635239	12.638288	-13.64%	0
2017	13.064374	14.635239	12.02%	0
2016	11.815782	13.064374	10.57%	0
2015	12.634847	11.815782	-6.48%	0
2014	12.414676	12.634847	1.77%	0
2013	9.891327	12.414676	25.51%	0
2012*	10.000000	9.891327	-1.09%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.725407	14.459209	-8.05%	0
2017	13.176827	15.725407	19.34%	0
2016	13.409445	13.176827	-1.73%	0
2015	13.583654	13.409445	-1.28%	0
2014	12.910444	13.583654	5.21%	0
2013	9.673405	12.910444	33.46%	0
2012*	10.000000	9.673405	-3.27%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.718254	13.595783	-7.63%	0
2017	12.736342	14.718254	15.56%	0
2016	13.378976	12.736342	-4.80%	0
2015	14.941114	13.378976	-10.46%	0
2014	16.142931	14.941114	-7.44%	0
2013	13.204300	16.142931	22.26%	0
2012	11.341055	13.204300	16.43%	0
2011	12.508963	11.341055	-9.34%	0
2010	11.781172	12.508963	6.18%	0
2009*	10.000000	11.781172	17.81%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.479491	11.933071	-4.38%	0
2017	11.972810	12.479491	4.23%	0
2016	10.546649	11.972810	13.52%	0
2015	11.546047	10.546649	-8.66%	0
2014	11.596963	11.546047	-0.44%	0
2013	10.742066	11.596963	7.96%	0
2012*	10.000000	10.742066	7.42%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.832058	15.456819	-2.37%	0
2017	12.769150	15.832058	23.99%	0
2016	12.315745	12.769150	3.68%	0
2015	13.379067	12.315745	-7.95%	0
2014	12.695006	13.379067	5.39%	0
2013	9.999936	12.695006	26.95%	0
2012*	10.000000	9.999936	0.00%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	24.667144	24.200599	-1.89%	0
2017	21.370469	24.667144	15.43%	0
2016	20.965678	21.370469	1.93%	0
2015	21.371531	20.965678	-1.90%	0
2014	20.209679	21.371531	5.75%	0
2013	17.266124	20.209679	17.05%	0
2012	15.588569	17.266124	10.76%	0
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.803073	9.453182	-3.57%	0
2017	9.707725	9.803073	0.98%	0
2016	9.719682	9.707725	-0.12%	0
2015*	10.000000	9.719682	-2.80%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	37.183710	36.947952	-0.63%	0
2017	29.274839	37.183710	27.02%	0
2016	29.391194	29.274839	-0.40%	0
2015	26.874908	29.391194	9.36%	0
2014	25.360125	26.874908	5.97%	0
2013	19.831652	25.360125	27.88%	0
2012	16.389240	19.831652	21.00%	0
2011	18.025613	16.389240	-9.08%	0
2010	17.327037	18.025613	4.03%	0
2009	12.145867	17.327037	42.66%	0
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.510809	22.190011	-1.43%	0
2017	15.898251	22.510809	41.59%	0
2016	14.291751	15.898251	11.24%	0
2015	13.978786	14.291751	2.24%	0
2014	13.084716	13.978786	6.83%	0
2013	9.891772	13.084716	32.28%	0
2012*	10.000000	9.891772	-1.08%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	27.782139	23.031289	-17.10%	0
2017	21.737713	27.782139	27.81%	0
2016	23.847742	21.737713	-8.85%	0
2015	26.766165	23.847742	-10.90%	0
2014	31.168507	26.766165	-14.12%	0
2013	27.915345	31.168507	11.65%	0
2012	25.246530	27.915345	10.57%	0
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.485136	8.341794	-20.44%	0
2017	8.395071	10.485136	24.90%	0
2016	7.113817	8.395071	18.01%	0
2015	9.108217	7.113817	-21.90%	0
2014	9.776041	9.108217	-6.83%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.054156	9.720814	-3.32%	0
2017	9.907375	10.054156	1.48%	0
2016*	10.000000	9.907375	-0.93%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.891106	15.256883	-3.99%	0
2017	12.874009	15.891106	23.44%	0
2016	12.110638	12.874009	6.30%	0
2015	12.667618	12.110638	-4.40%	0
2014	14.016405	12.667618	-9.62%	0
2013	10.158827	14.016405	37.97%	0
2012*	10.000000	10.158827	1.59%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	31.115834	27.247906	-12.43%	0
2017	27.138015	31.115834	14.66%	0
2016	24.412055	27.138015	11.17%	0
2015	25.222353	24.412055	-3.21%	0
2014	23.426074	25.222353	7.67%	0
2013	17.682848	23.426074	32.48%	0
2012	15.619350	17.682848	13.21%	0
2011	16.061210	15.619350	-2.75%	1,185
2010	14.781145	16.061210	8.66%	1,195
2009	12.355204	14.781145	19.63%	1,151

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.674035	16.468073	-11.81%	0
2017	15.070421	18.674035	23.91%	0
2016	14.853587	15.070421	1.46%	0
2015	14.299475	14.853587	3.88%	0
2014	14.472182	14.299475	-1.19%	0
2013	11.605534	14.472182	24.70%	0
2012	10.246878	11.605534	13.26%	0
2011	10.677419	10.246878	-4.03%	0
2010*	10.000000	10.677419	6.77%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.508399	12.289426	-1.75%	0
2017	9.993581	12.508399	25.16%	0
2016	9.663644	9.993581	3.41%	0
2015*	10.000000	9.663644	-3.36%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.259038	11.866499	-3.20%	0
2017	11.848387	12.259038	3.47%	0
2016	11.455241	11.848387	3.43%	0
2015	11.823328	11.455241	-3.11%	0
2014	11.250491	11.823328	5.09%	0
2013	11.582562	11.250491	-2.87%	0
2012	10.857736	11.582562	6.68%	0
2011	10.542938	10.857736	2.99%	0
2010	10.098488	10.542938	4.40%	0
2009	9.449749	10.098488	6.87%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.555077	20.481216	-9.19%	0
2017	21.065297	22.555077	7.07%	0
2016	19.496861	21.065297	8.04%	0
2015	20.193268	19.496861	-3.45%	0
2014	20.088065	20.193268	0.52%	0
2013	22.534290	20.088065	-10.86%	0
2012	19.567992	22.534290	15.16%	0
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.091757	9.080562	-10.02%	0
2017	9.177382	10.091757	9.96%	0
2016	8.169955	9.177382	12.33%	0
2015*	10.000000	8.169955	-18.30%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.207971	16.509397	-9.33%	0
2017	15.857293	18.207971	14.82%	0
2016	14.620665	15.857293	8.46%	0
2015	16.120299	14.620665	-9.30%	0
2014	16.847611	16.120299	-4.32%	0
2013	13.071535	16.847611	28.89%	0
2012	10.911116	13.071535	19.80%	0
2011	11.270121	10.911116	-3.19%	0
2010*	10.000000	11.270121	12.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.735379	21.874829	-11.56%	0
2017	23.346029	24.735379	5.95%	0
2016	19.876500	23.346029	17.46%	0
2015	21.290168	19.876500	-6.64%	0
2014	19.293268	21.290168	10.35%	0
2013	14.997245	19.293268	28.65%	0
2012	13.413445	14.997245	11.81%	0
2011	13.662112	13.413445	-1.82%	301
2010	12.358219	13.662112	10.55%	301
2009*	10.000000	12.358219	23.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.978508	14.831735	-7.18%	0
2017	14.123039	15.978508	13.14%	0
2016	13.261105	14.123039	6.50%	0
2015	13.441022	13.261105	-1.34%	0
2014	13.103534	13.441022	2.58%	0
2013	10.878792	13.103534	20.45%	689
2012	9.623060	10.878792	13.05%	722
2011	9.758453	9.623060	-1.39%	742
2010	8.916511	9.758453	9.44%	753
2009	7.394927	8.916511	20.58%	757
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.634444	10.277012	-3.36%	0
2017	10.545408	10.634444	0.84%	0
2016	10.514297	10.545408	0.30%	0
2015	10.786745	10.514297	-2.53%	0
2014	10.517076	10.786745	2.56%	0
2013	11.049063	10.517076	-4.81%	807
2012	10.774671	11.049063	2.55%	696
2011	10.430566	10.774671	3.30%	659
2010	10.072682	10.430566	3.55%	648
2009	9.192839	10.072682	9.57%	648

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.536706	16.401628	-11.52%	0
2017	14.485800	18.536706	27.96%	0
2016	14.798155	14.485800	-2.11%	0
2015	14.216354	14.798155	4.09%	0
2014	14.288769	14.216354	-0.51%	0
2013	11.368798	14.288769	25.68%	0
2012	9.531758	11.368798	19.27%	0
2011	10.757205	9.531758	-11.39%	0
2010	9.892359	10.757205	8.74%	0
2009	7.150385	9.892359	38.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.808978	18.253303	-2.95%	0
2017	15.063180	18.808978	24.87%	0
2016	14.135551	15.063180	6.56%	0
2015	13.594589	14.135551	3.98%	0
2014	12.875954	13.594589	5.58%	0
2013	10.168096	12.875954	26.63%	0
2012	8.865280	10.168096	14.70%	0
2011	9.519878	8.865280	-6.88%	0
2010	8.243944	9.519878	15.48%	0
2009	6.080041	8.243944	35.59%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.923753	15.215533	-4.45%	0
2017	13.366541	15.923753	19.13%	0
2016	12.314903	13.366541	8.54%	0
2015	12.469336	12.314903	-1.24%	0
2014	11.578662	12.469336	7.69%	0
2013	8.912717	11.578662	29.91%	827
2012	7.793253	8.912717	14.36%	910
2011	8.158742	7.793253	-4.48%	938
2010	7.524809	8.158742	8.42%	937
2009	5.893277	7.524809	27.68%	931
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.522855	13.854313	-4.60%	0
2017	13.978710	14.522855	3.89%	0
2016	13.168214	13.978710	6.15%	0
2015	13.879403	13.168214	-5.12%	0
2014	13.675061	13.879403	1.49%	0
2013	14.156194	13.675061	-3.40%	0
2012	12.908919	14.156194	9.66%	0
2011	12.517550	12.908919	3.13%	0
2010	11.585507	12.517550	8.04%	0
2009	9.533781	11.585507	21.52%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	27.322710	24.699534	-9.60%	0
2017	23.761015	27.322710	14.99%	0
2016	20.683891	23.761015	14.88%	0
2015	22.646487	20.683891	-8.67%	0
2014	21.280109	22.646487	6.42%	0
2013	16.098128	21.280109	32.19%	0
2012	13.944169	16.098128	15.45%	0
2011	14.645164	13.944169	-4.79%	748
2010	12.984174	14.645164	12.79%	748
2009	10.360937	12.984174	25.32%	526
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.751675	9.613255	-10.59%	0
2017	9.291255	10.751675	15.72%	0
2016	9.234673	9.291255	0.61%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.026224	0.26%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.280556	19.217389	-5.24%	0
2017	19.442862	20.280556	4.31%	0
2016	17.431559	19.442862	11.54%	0
2015	18.319658	17.431559	-4.85%	0
2014	18.284617	18.319658	0.19%	0
2013	17.478877	18.284617	4.61%	0
2012	15.617881	17.478877	11.92%	0
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	0
2009	9.763592	13.927132	42.64%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	16.053891	14.897206	-7.21%	0
2017	13.169768	16.053891	21.90%	0
2016	11.871131	13.169768	10.94%	0
2015	12.297300	11.871131	-3.47%	0
2014	11.812024	12.297300	4.11%	0
2013	8.423100	11.812024	40.23%	0
2012	7.379479	8.423100	14.14%	0
2011	8.549414	7.379479	-13.68%	0
2010	7.583732	8.549414	12.73%	0
2009	5.074574	7.583732	49.45%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.131047	15.751596	-8.05%	0
2017	14.812903	17.131047	15.65%	0
2016	13.768757	14.812903	7.58%	0
2015	14.152121	13.768757	-2.71%	0
2014	13.107685	14.152121	7.97%	0
2013	9.683031	13.107685	35.37%	0
2012	8.898556	9.683031	8.82%	0
2011	9.415105	8.898556	-5.49%	1,516
2010	7.798987	9.415105	20.72%	1,551
2009	6.081035	7.798987	28.25%	1,822
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.274111	12.445531	-12.81%	0
2017	12.194694	14.274111	17.05%	0
2016	11.517663	12.194694	5.88%	0
2015	11.999294	11.517663	-4.01%	0
2014	11.753265	11.999294	2.09%	0
2013	9.291209	11.753265	26.50%	0
2012	8.187826	9.291209	13.48%	0
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	13.010088	11.916914	-8.40%	0
2017	11.883333	13.010088	9.48%	0
2016	11.462165	11.883333	3.67%	0
2015	11.857644	11.462165	-3.34%	0
2014	11.636713	11.857644	1.90%	0
2013	10.388000	11.636713	12.02%	0
2012	9.574146	10.388000	8.50%	0
2011	9.932656	9.574146	-3.61%	2,969
2010	9.208171	9.932656	7.87%	3,154
2009	7.865828	9.208171	17.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.821839	12.400356	-10.28%	0
2017	12.215484	13.821839	13.15%	0
2016	11.649313	12.215484	4.86%	0
2015	12.084148	11.649313	-3.60%	0
2014	11.813692	12.084148	2.29%	0
2013	9.972903	11.813692	18.46%	0
2012	8.982727	9.972903	11.02%	0
2011	9.522066	8.982727	-5.66%	0
2010	8.671740	9.522066	9.81%	0
2009	7.148507	8.671740	21.31%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.515987	10.956588	-4.86%	0
2017	11.081688	11.515987	3.92%	0
2016	10.841711	11.081688	2.21%	0
2015	11.178998	10.841711	-3.02%	0
2014	11.072718	11.178998	0.96%	0
2013	10.800604	11.072718	2.52%	0
2012	10.284299	10.800604	5.02%	0
2011	10.379376	10.284299	-0.92%	0
2010	9.947199	10.379376	4.34%	0
2009	9.008401	9.947199	10.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.616784	10.552301	-9.16%	0
2017	10.359730	11.616784	12.13%	0
2016	10.044769	10.359730	3.14%	0
2015	10.742558	10.044769	-6.50%	0
2014	10.752440	10.742558	-0.09%	0
2013*	10.000000	10.752440	7.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.929372	10.829167	-9.22%	0
2017	10.365248	11.929372	15.09%	0
2016	9.988070	10.365248	3.78%	0
2015	10.747369	9.988070	-7.06%	0
2014	10.890029	10.747369	-1.31%	0
2013*	10.000000	10.890029	8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.451584	12.209218	-9.24%	0
2017	12.079846	13.451584	11.36%	0
2016	11.582838	12.079846	4.29%	0
2015	11.983267	11.582838	-3.34%	0
2014	11.729330	11.983267	2.16%	0
2013	10.190928	11.729330	15.10%	0
2012	9.283067	10.190928	9.78%	0
2011	9.728060	9.283067	-4.57%	0
2010	8.940378	9.728060	8.81%	0
2009	7.503919	8.940378	19.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	14.025371	12.398861	-11.60%	0
2017	12.157718	14.025371	15.36%	0
2016	11.565174	12.157718	5.12%	0
2015	12.018682	11.565174	-3.77%	0
2014	11.764943	12.018682	2.16%	0
2013	9.689509	11.764943	21.42%	0
2012	8.655633	9.689509	11.94%	0
2011	9.293142	8.655633	-6.86%	0
2010	8.394383	9.293142	10.71%	0
2009	6.787876	8.394383	23.67%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.562755	11.687635	-6.97%	0
2017	11.700927	12.562755	7.37%	0
2016	11.297981	11.700927	3.57%	0
2015	11.688490	11.297981	-3.34%	0
2014	11.494427	11.688490	1.69%	0
2013	10.576351	11.494427	8.68%	0
2012	9.837830	10.576351	7.51%	0
2011	10.096214	9.837830	-2.56%	0
2010	9.477613	10.096214	6.53%	0
2009	8.243260	9.477613	14.97%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.657129	11.309224	-2.98%	0
2017	11.452132	11.657129	1.79%	0
2016	11.162271	11.452132	2.60%	0
2015	11.526562	11.162271	-3.16%	0
2014	11.270571	11.526562	2.27%	0
2013	11.786815	11.270571	-4.38%	0
2012	11.225019	11.786815	5.00%	0
2011	10.813910	11.225019	3.80%	306
2010	10.365838	10.813910	4.32%	357
2009	9.770424	10.365838	6.09%	483
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.427573	11.963718	-3.73%	0
2017	12.257573	12.427573	1.39%	0
2016	12.140339	12.257573	0.97%	0
2015	12.490763	12.140339	-2.81%	0
2014	12.189741	12.490763	2.47%	0
2013	12.737701	12.189741	-4.30%	0
2012	12.171912	12.737701	4.65%	0
2011	11.747246	12.171912	3.62%	0
2010	11.121340	11.747246	5.63%	0
2009	9.776210	11.121340	13.76%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.459463	11.808879	-12.26%	0
2017	11.685412	13.459463	15.18%	0
2016	10.737038	11.685412	8.83%	0
2015	11.348347	10.737038	-5.39%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.500352	11.256487	-9.95%	0
2017	11.239134	12.500352	11.22%	0
2016	10.575576	11.239134	6.27%	0
2015	11.018675	10.575576	-4.02%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.194290	26.155963	-3.82%	0
2017	21.903449	27.194290	24.16%	0
2016	21.696358	21.903449	0.95%	0
2015	21.185453	21.696358	2.41%	0
2014	19.973956	21.185453	6.07%	0
2013	15.000801	19.973956	33.15%	0
2012	12.966115	15.000801	15.69%	0
2011	13.610303	12.966115	-4.73%	328
2010	12.837189	13.610303	6.02%	328
2009*	10.000000	12.837189	28.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	32.730891	26.328460	-19.56%	0
2017	23.720560	32.730891	37.99%	0
2016	22.588078	23.720560	5.01%	0
2015	27.600690	22.588078	-18.16%	0
2014	29.967920	27.600690	-7.90%	0
2013	30.542482	29.967920	-1.88%	0
2012	26.722812	30.542482	14.29%	0
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.252131	10.986655	-2.36%	0
2017	11.281150	11.252131	-0.26%	0
2016	11.460991	11.281150	-1.57%	0
2015	11.743590	11.460991	-2.41%	0
2014	11.494837	11.743590	2.16%	0
2013	12.262795	11.494837	-6.26%	0
2012	12.179887	12.262795	0.68%	0
2011	11.622557	12.179887	4.80%	924
2010	11.353241	11.622557	2.37%	1,045
2009	11.316250	11.353241	0.33%	1,222
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.262388	8.183560	-0.95%	0
2017	8.420868	8.262388	-1.88%	0
2016	8.617901	8.420868	-2.29%	0
2015	8.820785	8.617901	-2.30%	0
2014	9.028432	8.820785	-2.30%	0
2013	9.240975	9.028432	-2.30%	2,254
2012	9.459122	9.240975	-2.31%	2,257
2011	9.681179	9.459122	-2.29%	2,260
2010	9.909073	9.681179	-2.30%	3,938
2009	10.138094	9.909073	-2.26%	15,887

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.639394	8.022519	-16.77%	0
2017	7.763604	9.639394	24.16%	0
2016	7.895826	7.763604	-1.67%	0
2015	8.350721	7.895826	-5.45%	0
2014	8.609305	8.350721	-3.00%	0
2013	7.495499	8.609305	14.86%	0
2012	6.658488	7.495499	12.57%	0
2011	7.572217	6.658488	-12.07%	0
2010	6.858499	7.572217	10.41%	0
2009	5.422874	6.858499	26.47%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.368080	8.697426	-16.11%	0
2017	8.526172	10.368080	21.60%	0
2016	8.680936	8.526172	-1.78%	0
2015	9.010508	8.680936	-3.66%	0
2014	9.830994	9.010508	-8.35%	0
2013	8.315198	9.830994	18.23%	0
2012	7.200089	8.315198	15.49%	0
2011	8.455900	7.200089	-14.85%	0
2010	8.058595	8.455900	4.93%	0
2009	6.413474	8.058595	25.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	26.391187	23.497830	-10.96%	2,057
2017	22.807280	26.391187	15.71%	2,057
2016	21.323753	22.807280	6.96%	2,260
2015	22.045835	21.323753	-3.28%	2,260
2014	21.493317	22.045835	2.57%	3,278
2013	17.288425	21.493317	24.32%	3,744
2012	15.268197	17.288425	13.23%	1,020
2011	16.266448	15.268197	-6.14%	6,456
2010	14.524317	16.266448	11.99%	6,458
2009	11.686794	14.524317	24.28%	9,139
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.131804	14.994483	-7.05%	0
2017	14.856768	16.131804	8.58%	0
2016	14.303997	14.856768	3.86%	0
2015	14.666217	14.303997	-2.47%	0
2014	14.353336	14.666217	2.18%	0
2013	12.952442	14.353336	10.82%	0
2012	12.120454	12.952442	6.86%	0
2011	12.296361	12.120454	-1.43%	0
2010	11.460873	12.296361	7.29%	0
2009*	10.000000	11.460873	14.61%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.225801	17.565843	-8.63%	0
2017	17.138988	19.225801	12.18%	0
2016	16.281254	17.138988	5.27%	0
2015	16.753676	16.281254	-2.82%	0
2014	16.298607	16.753676	2.79%	0
2013	13.960620	16.298607	16.75%	0
2012	12.730542	13.960620	9.66%	0
2011	13.152685	12.730542	-3.21%	0
2010	12.016478	13.152685	9.46%	0
2009*	10.000000	12.016478	20.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.178098	12.641187	-4.07%	0
2017	12.762213	13.178098	3.26%	0
2016	12.527670	12.762213	1.87%	0
2015	12.788741	12.527670	-2.04%	0
2014	12.599630	12.788741	1.50%	0
2013	12.301846	12.599630	2.42%	0
2012	11.972516	12.301846	2.75%	0
2011	11.904769	11.972516	0.57%	0
2010	11.506906	11.904769	3.46%	0
2009	10.796914	11.506906	6.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.529703	10.629409	-7.81%	0
2017	10.348341	11.529703	11.42%	0
2016	10.019375	10.348341	3.28%	0
2015	10.598807	10.019375	-5.47%	0
2014	10.588302	10.598807	0.10%	0
2013*	10.000000	10.588302	5.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.891147	10.912834	-8.23%	0
2017	10.405190	11.891147	14.28%	0
2016	9.957330	10.405190	4.50%	0
2015	10.611462	9.957330	-6.16%	0
2014	10.676193	10.611462	-0.61%	0
2013*	10.000000	10.676193	6.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.795313	18.239090	-7.86%	996
2017	17.940753	19.795313	10.34%	1,151
2016	17.137756	17.940753	4.69%	1,304
2015	17.600125	17.137756	-2.63%	1,711
2014	17.127076	17.600125	2.76%	2,044
2013	15.030908	17.127076	13.95%	4,298
2012	13.884408	15.030908	8.26%	4,872
2011	14.216316	13.884408	-2.33%	24,662
2010	13.119027	14.216316	8.36%	21,206
2009	11.271078	13.119027	16.40%	25,765

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.656661	21.323843	-9.86%	1,605
2017	20.750885	23.656661	14.00%	1,606
2016	19.577522	20.750885	5.99%	1,607
2015	20.185772	19.577522	-3.01%	4,448
2014	19.685183	20.185772	2.54%	4,450
2013	16.464155	19.685183	19.56%	5,008
2012	14.814165	16.464155	11.14%	44,959
2011	15.491667	14.814165	-4.37%	67,307
2010	14.052561	15.491667	10.24%	68,436
2009	11.562898	14.052561	21.53%	61,772
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.428018	15.449177	-5.96%	0
2017	15.395496	16.428018	6.71%	0
2016	14.906771	15.395496	3.28%	0
2015	15.262382	14.906771	-2.33%	6,537
2014	14.914797	15.262382	2.33%	6,537
2013	13.815906	14.914797	7.95%	6,537
2012	13.089553	13.815906	5.55%	25,606
2011	13.126252	13.089553	-0.28%	17,823
2010	12.380722	13.126252	6.02%	19,160
2009	11.061455	12.380722	11.93%	19,161
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.514913	10.706343	-7.02%	0
2017	10.025388	11.514913	14.86%	0
2016	9.452743	10.025388	6.06%	0
2015	9.897707	9.452743	-4.50%	0
2014*	10.000000	9.897707	-1.02%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.624852	12.015283	-4.83%	0
2017	10.617481	12.624852	18.91%	0
2016	9.874788	10.617481	7.52%	0
2015	10.093001	9.874788	-2.16%	0
2014*	10.000000	10.093001	0.93%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	39.078146	33.828218	-13.43%	0
2017	34.544444	39.078146	13.12%	0
2016	29.391794	34.544444	17.53%	0
2015	30.865983	29.391794	-4.78%	0
2014	28.872720	30.865983	6.90%	0
2013	22.211558	28.872720	29.99%	0
2012	19.353925	22.211558	14.77%	0
2011	20.325826	19.353925	-4.78%	275
2010	16.484590	20.325826	23.30%	275
2009	12.337819	16.484590	33.61%	275

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.491415	9.354229	-18.60%	0
2017	9.368660	11.491415	22.66%	0
2016	9.831632	9.368660	-4.71%	0
2015	10.129433	9.831632	-2.94%	0
2014	10.510044	10.129433	-3.62%	0
2013	8.884716	10.510044	18.29%	0
2012	7.872503	8.884716	12.86%	0
2011	8.915532	7.872503	-11.70%	2,098
2010	8.018277	8.915532	11.19%	1,986
2009	6.029803	8.018277	32.98%	1,794
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.933026	12.866182	-19.25%	0
2017	13.307968	15.933026	19.73%	0
2016	12.974106	13.307968	2.57%	0
2015	14.029631	12.974106	-7.52%	0
2014	15.898567	14.029631	-11.76%	0
2013	13.442991	15.898567	18.27%	0
2012	11.755995	13.442991	14.35%	0
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.230613	16.268075	-5.59%	0
2017	13.577939	17.230613	26.90%	0
2016	13.625530	13.577939	-0.35%	0
2015	13.523072	13.625530	0.76%	0
2014	12.566157	13.523072	7.62%	0
2013	9.568821	12.566157	31.32%	0
2012	8.433406	9.568821	13.46%	0
2011	8.919870	8.433406	-5.45%	1,128
2010	7.914192	8.919870	12.71%	1,157
2009	6.262350	7.914192	26.38%	2,616
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.343201	13.220584	-13.83%	0
2017	13.731250	15.343201	11.74%	0
2016	12.110392	13.731250	13.38%	0
2015	12.836678	12.110392	-5.66%	0
2014	11.918075	12.836678	7.71%	0
2013	9.034083	11.918075	31.92%	0
2012	7.863867	9.034083	14.88%	0
2011	8.570841	7.863867	-8.25%	395
2010	7.780740	8.570841	10.15%	395
2009	6.250529	7.780740	24.48%	395

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	17.031783	15.465093	-9.20%	0
2017	13.669296	17.031783	24.60%	0
2016	13.191374	13.669296	3.62%	0
2015	13.548800	13.191374	-2.64%	0
2014	13.370464	13.548800	1.33%	0
2013	9.873347	13.370464	35.42%	0
2012	8.815361	9.873347	12.00%	0
2011	9.442793	8.815361	-6.64%	892
2010	7.642125	9.442793	23.56%	909
2009	6.173291	7.642125	23.79%	1,493
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.760916	16.764234	-15.16%	0
2017	17.766065	19.760916	11.23%	0
2016	15.462607	17.766065	14.90%	0
2015	16.296941	15.462607	-5.12%	0
2014	14.254428	16.296941	14.33%	0
2013	10.753292	14.254428	32.56%	0
2012	9.460613	10.753292	13.66%	0
2011	9.913010	9.460613	-4.56%	1,194
2010	8.481138	9.913010	16.88%	1,200
2009	6.653502	8.481138	27.47%	1,125
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	25.852557	23.179405	-10.34%	0
2017	21.227412	25.852557	21.79%	0
2016	20.105594	21.227412	5.58%	0
2015	20.470546	20.105594	-1.78%	0
2014	20.433844	20.470546	0.18%	0
2013	14.528970	20.433844	40.64%	0
2012	13.150073	14.528970	10.49%	0
2011	13.575955	13.150073	-3.14%	0
2010	11.106900	13.575955	22.23%	0
2009	8.938350	11.106900	24.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	36.763129	29.763034	-19.04%	0
2017	34.597653	36.763129	6.26%	0
2016	28.189252	34.597653	22.73%	0
2015	30.789469	28.189252	-8.45%	0
2014	29.517377	30.789469	4.31%	0
2013	21.576135	29.517377	36.81%	0
2012	18.357664	21.576135	17.53%	0
2011	19.872760	18.357664	-7.62%	0
2010	16.082411	19.872760	23.57%	0
2009	13.078860	16.082411	22.96%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	34.445309	29.329957	-14.85%	0
2017	31.143145	34.445309	10.60%	0
2016	26.010401	31.143145	19.73%	0
2015	27.137101	26.010401	-4.15%	0
2014	27.622459	27.137101	-1.76%	0
2013	20.115307	27.622459	37.32%	0
2012	17.869057	20.115307	12.57%	0
2011	19.415660	17.869057	-7.97%	0
2010	15.900436	19.415660	22.11%	0
2009	12.106536	15.900436	31.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	25.223413	24.571633	-2.58%	0
2017	21.468930	25.223413	17.49%	0
2016	19.767251	21.468930	8.61%	0
2015	20.099590	19.767251	-1.65%	0
2014	18.398691	20.099590	9.24%	0
2013	14.398350	18.398691	27.78%	0
2012	12.945487	14.398350	11.22%	0
2011	13.199707	12.945487	-1.93%	1,105
2010	11.932366	13.199707	10.62%	1,131
2009	9.727310	11.932366	22.67%	1,293
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.255574	12.423595	-6.28%	0
2017	12.781484	13.255574	3.71%	0
2016	12.205434	12.781484	4.72%	0
2015	13.242372	12.205434	-7.83%	0
2014	10.539067	13.242372	25.65%	0
2013	10.503576	10.539067	0.34%	0
2012	9.301977	10.503576	12.92%	0
2011	8.969846	9.301977	3.70%	0
2010	7.071839	8.969846	26.84%	0
2009	5.546102	7.071839	27.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.320770	15.166280	-7.07%	0
2017	13.779199	16.320770	18.44%	0
2016	12.659902	13.779199	8.84%	0
2015	12.836900	12.659902	-1.38%	0
2014	11.619549	12.836900	10.48%	0
2013*	10.000000	11.619549	16.20%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.535930	9.391826	-1.51%	0
2017	9.608074	9.535930	-0.75%	0
2016	9.594573	9.608074	0.14%	0
2015	9.854059	9.594573	-2.63%	0
2014	10.036467	9.854059	-1.82%	0
2013	10.261925	10.036467	-2.20%	0
2012	10.146606	10.261925	1.14%	0
2011	10.251736	10.146606	-1.03%	0
2010	10.245163	10.251736	0.06%	0
2009	9.790268	10.245163	4.65%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.614047	13.522593	-13.39%	0
2017	13.995779	15.614047	11.56%	0
2016	11.850902	13.995779	18.10%	0
2015	12.752522	11.850902	-7.07%	0
2014	12.484524	12.752522	2.15%	0
2013*	10.000000	12.484524	24.85%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.606487	12.853477	-17.64%	0
2017	13.015772	15.606487	19.90%	0
2016	13.174454	13.015772	-1.20%	0
2015	14.032396	13.174454	-6.11%	0
2014	15.636773	14.032396	-10.26%	0
2013	13.326827	15.636773	17.33%	0
2012	11.409125	13.326827	16.81%	0
2011	13.334389	11.409125	-14.44%	1,445
2010	12.833644	13.334389	3.90%	1,284
2009*	10.000000	12.833644	28.34%	1,458
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	14.664974	11.897173	-18.87%	0
2017	11.840650	14.664974	23.85%	0
2016	12.342775	11.840650	-4.07%	0
2015	12.443250	12.342775	-0.81%	0
2014	13.167329	12.443250	-5.50%	0
2013	11.437423	13.167329	15.12%	0
2012	9.881236	11.437423	15.75%	0
2011	11.536178	9.881236	-14.35%	0
2010	9.677042	11.536178	19.21%	0
2009	7.363603	9.677042	31.42%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	33.109414	30.222233	-8.72%	0
2017	27.204243	33.109414	21.71%	0
2016	26.730470	27.204243	1.77%	0
2015	27.090316	26.730470	-1.33%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	9.036849	8.917998	-1.32%	0
2017	9.167303	9.036849	-1.42%	0
2016	9.269498	9.167303	-1.10%	0
2015	9.470324	9.269498	-2.12%	0
2014	9.634507	9.470324	-1.70%	0
2013	9.800872	9.634507	-1.70%	0
2012	9.590532	9.800872	2.19%	0
2011	9.787414	9.590532	-2.01%	0
2010	9.514932	9.787414	2.86%	0
2009	8.593607	9.514932	10.72%	244
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.957164	24.825731	-7.91%	0
2017	23.296389	26.957164	15.71%	0
2016	21.702914	23.296389	7.34%	0
2015	22.317311	21.702914	-2.75%	0
2014	20.694220	22.317311	7.84%	0
2013	15.392869	20.694220	34.44%	0
2012	14.197303	15.392869	8.42%	0
2011	14.992720	14.197303	-5.31%	0
2010	12.490608	14.992720	20.03%	0
2009	9.727621	12.490608	28.40%	7,951
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	35.664817	30.173335	-15.40%	0
2017	26.776394	35.664817	33.19%	0
2016	27.448158	26.776394	-2.45%	0
2015	27.099198	27.448158	1.29%	0
2014	27.178412	27.099198	-0.29%	0
2013	21.905402	27.178412	24.07%	0
2012	18.538302	21.905402	18.16%	0
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.121611	9.438694	-6.75%	0
2017	9.769477	10.121611	3.60%	0
2016	9.409321	9.769477	3.83%	0
2015	9.876983	9.409321	-4.73%	0
2014	9.863748	9.876983	0.13%	0
2013	10.133155	9.863748	-2.66%	0
2012*	10.000000	10.133155	1.33%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.614404	8.341481	-21.41%	0
2017	8.591453	10.614404	23.55%	0
2016	9.038578	8.591453	-4.95%	0
2015	8.972701	9.038578	0.73%	0
2014*	10.000000	8.972701	-10.27%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	26.640465	23.916889	-10.22%	0
2017	23.376771	26.640465	13.96%	0
2016	21.496713	23.376771	8.75%	0
2015	21.339780	21.496713	0.74%	0
2014	19.784433	21.339780	7.86%	0
2013	15.406366	19.784433	28.42%	0
2012	13.523659	15.406366	13.92%	0
2011	13.885036	13.523659	-2.60%	1,460
2010	12.269861	13.885036	13.16%	1,488
2009	9.811972	12.269861	25.05%	1,544
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	37.974817	33.186724	-12.61%	0
2017	34.119901	37.974817	11.30%	0
2016	29.676310	34.119901	14.97%	0
2015	32.346173	29.676310	-8.25%	0
2014	29.651819	32.346173	9.09%	0
2013	21.582024	29.651819	37.39%	0
2012	18.773867	21.582024	14.96%	0
2011	19.684041	18.773867	-4.62%	0
2010	16.372203	19.684041	20.23%	0
2009	12.242398	16.372203	33.73%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.983050	10.144630	-7.63%	0
2017	9.914414	10.983050	10.78%	0
2016	8.987299	9.914414	10.32%	0
2015	10.129661	8.987299	-11.28%	0
2014	10.321188	10.129661	-1.86%	0
2013	10.552634	10.321188	-2.19%	0
2012*	10.000000	10.552634	5.53%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.195769	9.479379	-7.03%	0
2017	9.505468	10.195769	7.26%	0
2016	8.593193	9.505468	10.62%	0
2015	9.008555	8.593193	-4.61%	0
2014	9.092908	9.008555	-0.93%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.087993	10.390363	-6.29%	0
2017	10.248186	11.087993	8.19%	0
2016	10.192831	10.248186	0.54%	0
2015	11.239250	10.192831	-9.31%	0
2014	11.469321	11.239250	-2.01%	0
2013	12.564421	11.469321	-8.72%	0
2012	12.221538	12.564421	2.81%	0
2011	11.537443	12.221538	5.93%	0
2010	10.797116	11.537443	6.86%	0
2009*	10.000000	10.797116	7.97%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.482050	10.263946	-2.08%	0
2017	10.595451	10.482050	-1.07%	0
2016	10.704493	10.595451	-1.02%	0
2015	10.933666	10.704493	-2.10%	0
2014	11.107934	10.933666	-1.57%	0
2013	11.395900	11.107934	-2.53%	0
2012	11.030626	11.395900	3.31%	0
2011	11.176939	11.030626	-1.31%	540
2010	10.876049	11.176939	2.77%	586
2009*	10.000000	10.876049	8.76%	560
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.041901	9.949682	-0.92%	0
2017	10.046079	10.041901	-0.04%	0
2016*	10.000000	10.046079	0.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.417010	10.111502	-2.93%	0
2017	10.171590	10.417010	2.41%	0
2016	10.148203	10.171590	0.23%	0
2015	10.352363	10.148203	-1.97%	0
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.188482	10.001872	-10.61%	0
2017*	10.000000	11.188482	11.88%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.165444	13.167006	0.01%	0
2017	10.293334	13.165444	27.90%	0
2016*	10.000000	10.293334	2.93%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	18.864741	14.905854	-20.99%	0
2017	15.253079	18.864741	23.68%	0
2016	16.003834	15.253079	-4.69%	0
2015	16.357719	16.003834	-2.16%	0
2014	17.960197	16.357719	-8.92%	0
2013	14.353597	17.960197	25.13%	0
2012	12.051099	14.353597	19.11%	0
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.498694	32.019027	-1.48%	0
2017	26.126936	32.498694	24.39%	0
2016	29.949762	26.126936	-12.76%	0
2015	27.255890	29.949762	9.88%	0
2014	21.259170	27.255890	28.21%	0
2013	14.456733	21.259170	47.05%	0
2012	11.296020	14.456733	27.98%	0
2011	10.473605	11.296020	7.85%	0
2010*	10.000000	10.473605	4.74%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.075181	4.946998	-30.08%	0
2017	7.386883	7.075181	-4.22%	0
2016	5.271669	7.386883	40.12%	0
2015	8.129764	5.271669	-35.16%	0
2014	10.317543	8.129764	-21.20%	0
2013	9.574679	10.317543	7.76%	0
2012*	10.000000	9.574679	-4.25%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.236963	5.070375	-29.94%	0
2017	7.534776	7.236963	-3.95%	0
2016	5.366103	7.534776	40.41%	0
2015	8.253123	5.366103	-34.98%	0
2014	10.442632	8.253123	-20.97%	0
2013	9.669858	10.442632	7.99%	0
2012*	10.000000	9.669858	-3.30%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	22.082070	18.701659	-15.31%	0
2017	17.871970	22.082070	23.56%	0
2016	17.605704	17.871970	1.51%	0
2015	18.599405	17.605704	-5.34%	0
2014	17.275256	18.599405	7.67%	0
2013	13.202380	17.275256	30.85%	0
2012	11.621944	13.202380	13.60%	0
2011	12.766648	11.621944	-8.97%	0
2010	11.631181	12.766648	9.76%	0
2009	9.369486	11.631181	24.14%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	18.413715	17.465425	-5.15%	0
2017	16.789426	18.413715	9.67%	0
2016	15.959352	16.789426	5.20%	0
2015	16.133562	15.959352	-1.08%	0
2014	13.987432	16.133562	15.34%	0
2013	11.967338	13.987432	16.88%	0
2012	10.837140	11.967338	10.43%	0
2011	10.416153	10.837140	4.04%	0
2010	9.410555	10.416153	10.69%	0
2009	8.342727	9.410555	12.80%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	24.170527	23.676618	-2.04%	0
2017	18.379059	24.170527	31.51%	0
2016	18.713515	18.379059	-1.79%	0
2015	18.900069	18.713515	-0.99%	0
2014	18.625264	18.900069	1.48%	0
2013	13.628306	18.625264	36.67%	0
2012	11.587153	13.628306	17.62%	0
2011	12.555126	11.587153	-7.71%	0
2010*	10.000000	12.555126	25.55%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.455146	26.181419	-1.03%	0
2017	21.513078	26.455146	22.97%	0
2016	20.435059	21.513078	5.28%	0
2015	21.537047	20.435059	-5.12%	0
2014	22.466058	21.537047	-4.14%	0
2013	15.306144	22.466058	46.78%	0
2012	14.524156	15.306144	5.38%	0
2011	15.581694	14.524156	-6.79%	0
2010	12.580117	15.581694	23.86%	0
2009	8.435497	12.580117	49.13%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.180233	11.018585	-9.54%	0
2017	10.909843	12.180233	11.64%	0
2016	10.807856	10.909843	0.94%	0
2015	11.213764	10.807856	-3.62%	0
2014	11.020029	11.213764	1.76%	0
2013	10.082088	11.020029	9.30%	0
2012*	10.000000	10.082088	0.82%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	27.321003	25.116156	-8.07%	0
2017	23.589414	27.321003	15.82%	0
2016	21.747899	23.589414	8.47%	0
2015	21.958004	21.747899	-0.96%	0
2014	20.574932	21.958004	6.72%	0
2013	15.654492	20.574932	31.43%	0
2012	13.674064	15.654492	14.48%	0
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.604178	-23.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	38.726386	32.027488	-17.30%	0
2017	35.140028	38.726386	10.21%	0
2016	28.834421	35.140028	21.87%	0
2015	31.311360	28.834421	-7.91%	0
2014	29.431927	31.311360	6.39%	0
2013	21.898322	29.431927	34.40%	0
2012	18.930268	21.898322	15.68%	0
2011	21.214186	18.930268	-10.77%	143
2010	17.161136	21.214186	23.62%	635
2009	12.319109	17.161136	39.31%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	12.065735	11.448571	-5.12%	0
2017	11.917699	12.065735	1.24%	0
2016	11.690790	11.917699	1.94%	0
2015	12.275156	11.690790	-4.76%	0
2014	12.169016	12.275156	0.87%	0
2013	13.616534	12.169016	-10.63%	0
2012	12.985892	13.616534	4.86%	0
2011	11.899828	12.985892	9.13%	947
2010	11.592697	11.899828	2.65%	2,108
2009	10.771404	11.592697	7.62%	820

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	26.311827	23.841928	-9.39%	0
2017	22.397010	26.311827	17.48%	0
2016	20.260159	22.397010	10.55%	0
2015	22.060153	20.260159	-8.16%	0
2014	20.110998	22.060153	9.69%	0
2013	15.200904	20.110998	32.30%	0
2012	13.601172	15.200904	11.76%	0
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	26.810530	22.783670	-15.02%	0
2017	24.629401	26.810530	8.86%	0
2016	20.551514	24.629401	19.84%	0
2015	21.383915	20.551514	-3.89%	0
2014	18.839219	21.383915	13.51%	0
2013	14.851686	18.839219	26.85%	0
2012	13.086343	14.851686	13.49%	0
2011	13.514572	13.086343	-3.17%	2,030
2010	11.632166	13.514572	16.18%	3,016
2009	9.177100	11.632166	26.75%	4,884
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.546915	10.000270	-5.18%	0
2017	10.086090	10.546915	4.57%	0
2016	9.154630	10.086090	10.17%	0
2015*	10.000000	9.154630	-8.45%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.807899	9.507080	-3.07%	0
2017	9.731279	9.807899	0.79%	0
2016	9.725657	9.731279	0.06%	0
2015*	10.000000	9.725657	-2.74%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.503995	11.303041	-9.60%	0
2017	10.991439	12.503995	13.76%	0
2016	9.697795	10.991439	13.34%	0
2015*	10.000000	9.697795	-3.02%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.709589	14.175846	-9.76%	0
2017	14.147169	15.709589	11.04%	0
2016	13.955650	14.147169	1.37%	0
2015	14.436065	13.955650	-3.33%	0
2014	14.503265	14.436065	-0.46%	0
2013	12.980911	14.503265	11.73%	0
2012	12.089140	12.980911	7.38%	0
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.135199	9.500005	-6.27%	0
2017*	10.000000	10.135199	1.35%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.988075	12.965100	-18.91%	0
2017	14.649232	15.988075	9.14%	0
2016	11.443418	14.649232	28.01%	0
2015	12.528510	11.443418	-8.66%	0
2014	12.147538	12.528510	3.14%	0
2013*	10.000000	12.147538	21.48%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.008454	10.708681	-17.68%	0
2017	11.579015	13.008454	12.35%	0
2016	10.292236	11.579015	12.50%	0
2015	10.812008	10.292236	-4.81%	0
2014*	10.000000	10.812008	8.12%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	39.733014	35.311824	-11.13%	0
2017	36.196786	39.733014	9.77%	0
2016	29.480674	36.196786	22.78%	0
2015	30.910301	29.480674	-4.63%	0
2014	30.112007	30.910301	2.65%	0
2013	21.913938	30.112007	37.41%	0
2012	19.390134	21.913938	13.02%	0
2011	19.744723	19.390134	-1.80%	10
2010	16.069221	19.744723	22.87%	37
2009	13.162024	16.069221	22.09%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	28.418282	26.399642	-7.10%	0
2017	24.007451	28.418282	18.37%	0
2016	22.059658	24.007451	8.83%	0
2015	22.396047	22.059658	-1.50%	0
2014	20.277739	22.396047	10.45%	0
2013	15.766615	20.277739	28.61%	0
2012	13.983105	15.766615	12.75%	0
2011	14.090582	13.983105	-0.76%	0
2010	12.598052	14.090582	11.85%	1,817
2009	10.235430	12.598052	23.08%	1,817
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	25.036797	22.708748	-9.30%	0
2017	20.185390	25.036797	24.03%	0
2016	19.203803	20.185390	5.11%	0
2015	20.214564	19.203803	-5.00%	0
2014	19.198411	20.214564	5.29%	0
2013	16.271558	19.198411	17.99%	0
2012	15.130188	16.271558	7.54%	0
2011	14.248269	15.130188	6.19%	1,320
2010	12.682796	14.248269	12.34%	1,670
2009	10.625956	12.682796	19.36%	1,670
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	23.737238	18.705810	-21.20%	0
2017	19.543698	23.737238	21.46%	0
2016	17.135713	19.543698	14.05%	0
2015	18.002210	17.135713	-4.81%	0
2014	18.195066	18.002210	-1.06%	0
2013	12.570974	18.195066	44.74%	0
2012	10.707139	12.570974	17.41%	0
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.204689	9.955020	-2.45%	0
2017	10.101833	10.204689	1.02%	0
2016	9.494878	10.101833	6.39%	0
2015	9.820812	9.494878	-3.32%	0
2014	9.999929	9.820812	-1.79%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.018324	-9.82%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.443992	12.054769	-3.13%	0
2017	12.282113	12.443992	1.32%	0
2016	12.147842	12.282113	1.11%	0
2015	12.495095	12.147842	-2.78%	0
2014	12.361554	12.495095	1.08%	0
2013	12.564746	12.361554	-1.62%	0
2012	11.757239	12.564746	6.87%	0
2011	11.804436	11.757239	-0.40%	0
2010	11.163853	11.804436	5.74%	3,561
2009	9.514651	11.163853	17.33%	3,561
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.186190	-18.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.334312	14.333884	-6.52%	0
2017	13.920793	15.334312	10.15%	0
2016	13.546358	13.920793	2.76%	0
2015	13.946345	13.546358	-2.87%	0
2014	13.704834	13.946345	1.76%	0
2013	12.398441	13.704834	10.54%	0
2012	11.379419	12.398441	8.95%	0
2011	11.702681	11.379419	-2.76%	0
2010	10.648227	11.702681	9.90%	0
2009	8.797094	10.648227	21.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.488372	15.120218	-8.30%	0
2017	14.522513	16.488372	13.54%	0
2016	14.055425	14.522513	3.32%	0
2015	14.460079	14.055425	-2.80%	0
2014	14.157491	14.460079	2.14%	0
2013	12.537828	14.157491	12.92%	0
2012	11.355946	12.537828	10.41%	0
2011	11.774845	11.355946	-3.56%	1,116
2010	10.546772	11.774845	11.64%	1,118
2009	8.401962	10.546772	25.53%	1,121
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.945950	16.110487	-10.23%	0
2017	15.225639	17.945950	17.87%	0
2016	14.656811	15.225639	3.88%	0
2015	15.089502	14.656811	-2.87%	0
2014	14.752886	15.089502	2.28%	0
2013	12.443752	14.752886	18.56%	0
2012	11.064163	12.443752	12.47%	0
2011	11.659781	11.064163	-5.11%	2,485
2010	10.302965	11.659781	13.17%	4,350
2009	8.043137	10.302965	28.10%	7,970

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.749807	10.962656	-6.70%	0
2017	10.361763	11.749807	13.40%	0
2016*	10.000000	10.361763	3.62%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	15.062027	11.063544	-26.55%	0
2017	15.863755	15.062027	-5.05%	0
2016	12.167618	15.863755	30.38%	0
2015	15.723578	12.167618	-22.62%	0
2014	18.458904	15.723578	-14.82%	0
2013	15.226465	18.458904	21.23%	0
2012	14.888903	15.226465	2.27%	0
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	24.631280	21.995894	-10.70%	0
2017	22.389871	24.631280	10.01%	0
2016	19.477762	22.389871	14.95%	0
2015	20.829407	19.477762	-6.49%	0
2014	19.663313	20.829407	5.93%	0
2013	15.752712	19.663313	24.82%	0
2012	13.782098	15.752712	14.30%	0
2011	14.021290	13.782098	-1.71%	2,245
2010	12.494586	14.021290	12.22%	8,038
2009	9.851363	12.494586	26.83%	9,907
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.735000	11.290991	-11.34%	0
2017	11.182860	12.735000	13.88%	0
2016*	10.000000	11.182860	11.83%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	30.241666	29.399278	-2.79%	0
2017	22.969678	30.241666	31.66%	0
2016	23.392298	22.969678	-1.81%	0
2015	22.408104	23.392298	4.39%	0
2014	20.670881	22.408104	8.40%	0
2013	15.564680	20.670881	32.81%	0
2012	13.933293	15.564680	11.71%	0
2011	14.272534	13.933293	-2.38%	219
2010	11.799969	14.272534	20.95%	2,613
2009	9.443148	11.799969	24.96%	2,542

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.737353	12.338507	-3.13%	0
2017	12.542341	12.737353	1.55%	0
2016	12.292872	12.542341	2.03%	0
2015	12.696625	12.292872	-3.18%	0
2014	12.310580	12.696625	3.14%	479
2013	12.873058	12.310580	-4.37%	465
2012	12.484039	12.873058	3.12%	401
2011	11.943367	12.484039	4.53%	5,698
2010	11.372363	11.943367	5.02%	13,990
2009	10.085775	11.372363	12.76%	16,854
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	41.222798	34.302495	-16.79%	0
2017	35.019712	41.222798	17.71%	0
2016	32.039923	35.019712	9.30%	0
2015	33.354349	32.039923	-3.94%	0
2014	32.214059	33.354349	3.54%	0
2013	24.279764	32.214059	32.68%	0
2012	21.704664	24.279764	11.86%	0
2011	24.931965	21.704664	-12.94%	2,581
2010	19.857680	24.931965	25.55%	10,826
2009	14.551074	19.857680	36.47%	9,898
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.548243	19.529649	-17.07%	0
2017	18.550242	23.548243	26.94%	0
2016	20.051855	18.550242	-7.49%	0
2015	19.879191	20.051855	0.87%	0
2014	22.199598	19.879191	-10.45%	0
2013	17.464920	22.199598	27.11%	0
2012	14.858247	17.464920	17.54%	0
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.839076	10.813069	-8.67%	0
2017	11.682536	11.839076	1.34%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	32.970952	26.558462	-19.45%	0
2017	28.350989	32.970952	16.30%	0
2016	26.568018	28.350989	6.71%	0
2015	28.104146	26.568018	-5.47%	0
2014	27.020651	28.104146	4.01%	0
2013	21.254930	27.020651	27.13%	0
2012	17.131080	21.254930	24.07%	0
2011	19.285662	17.131080	-11.17%	0
2010	15.632125	19.285662	23.37%	995
2009	10.186508	15.632125	53.46%	995

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	13.052139	11.514029	-11.78%	0
2017	11.935572	13.052139	9.35%	0
2016	10.798662	11.935572	10.53%	0
2015	11.791229	10.798662	-8.42%	0
2014	11.740635	11.791229	0.43%	0
2013	9.713970	11.740635	20.86%	0
2012	8.625717	9.713970	12.62%	0
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.145641	14.151254	-6.57%	0
2017	14.141147	15.145641	7.10%	0
2016	12.699538	14.141147	11.35%	0
2015	13.992307	12.699538	-9.24%	0
2014	13.696826	13.992307	2.16%	0
2013	12.310167	13.696826	11.26%	0
2012	11.191147	12.310167	10.00%	0
2011	11.193004	11.191147	-0.02%	717
2010	10.172991	11.193004	10.03%	2,830
2009	7.682907	10.172991	32.41%	6,941
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	28.558156	26.468105	-7.32%	0
2017	24.256411	28.558156	17.73%	0
2016	21.404646	24.256411	13.32%	0
2015	22.749712	21.404646	-5.91%	0
2014	21.428012	22.749712	6.17%	0
2013	16.920035	21.428012	26.64%	0
2012	15.476872	16.920035	9.32%	0
2011	14.951559	15.476872	3.51%	3,084
2010	12.691092	14.951559	17.81%	9,668
2009	11.075583	12.691092	14.59%	12,312
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	36.389366	30.954126	-14.94%	0
2017	33.675477	36.389366	8.06%	0
2016	26.487400	33.675477	27.14%	0
2015	29.288555	26.487400	-9.56%	0
2014	29.823297	29.288555	-1.79%	74
2013	22.417039	29.823297	33.04%	69
2012	19.391936	22.417039	15.60%	83
2011	20.633627	19.391936	-6.02%	421
2010	16.478949	20.633627	25.21%	1,721
2009	13.066078	16.478949	26.12%	1,977

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.457143	9.419335	-17.79%	0
2017	8.355467	11.457143	37.12%	0
2016	7.285226	8.355467	14.69%	0
2015	9.279893	7.285226	-21.49%	0
2014*	10.000000	9.279893	-7.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.445289	17.704990	-17.44%	0
2017	18.818404	21.445289	13.96%	0
2016	17.979933	18.818404	4.66%	0
2015	19.691348	17.979933	-8.69%	0
2014	22.691438	19.691348	-13.22%	0
2013	18.896566	22.691438	20.08%	0
2012	16.367983	18.896566	15.45%	0
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.004325	8.961914	-0.47%	0
2017	9.046217	9.004325	-0.46%	0
2016	8.998871	9.046217	0.53%	0
2015	9.630044	8.998871	-6.55%	0
2014	9.684288	9.630044	-0.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.827064	11.046882	-6.60%	0
2017	10.706970	11.827064	10.46%	0
2016	10.508112	10.706970	1.89%	0
2015	11.425713	10.508112	-8.03%	0
2014	11.256564	11.425713	1.50%	0
2013	10.150328	11.256564	10.90%	0
2012*	10.000000	10.150328	1.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.338745	-6.61%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.839052	9.119071	-7.32%	0
2017	9.718060	9.839052	1.25%	0
2016	9.999649	9.718060	-2.82%	0
2015	10.054403	9.999649	-0.54%	0
2014	9.837947	10.054403	2.20%	0
2013*	10.000000	9.837947	-1.62%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.455718	16.380076	-6.16%	0
2017	14.071318	17.455718	24.05%	0
2016	14.124138	14.071318	-0.37%	0
2015	13.808163	14.124138	2.29%	0
2014	13.072615	13.808163	5.63%	0
2013	9.576155	13.072615	36.51%	0
2012*	10.000000	9.576155	-4.24%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.592861	12.595195	-13.69%	0
2017	13.033194	14.592861	11.97%	0
2016	11.793609	13.033194	10.51%	0
2015	12.617613	11.793609	-6.53%	0
2014	12.404099	12.617613	1.72%	0
2013	9.887948	12.404099	25.45%	0
2012*	10.000000	9.887948	-1.12%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.679823	14.409866	-8.10%	0
2017	13.145333	15.679823	19.28%	0
2016	13.384233	13.145333	-1.78%	0
2015	13.565050	13.384233	-1.33%	0
2014	12.899364	13.565050	5.16%	0
2013	9.670053	12.899364	33.39%	0
2012*	10.000000	9.670053	-3.30%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.653160	13.528680	-7.67%	0
2017	12.686495	14.653160	15.50%	0
2016	13.333404	12.686495	-4.85%	0
2015	14.897847	13.333404	-10.50%	0
2014	16.104430	14.897847	-7.49%	0
2013	13.179544	16.104430	22.19%	0
2012	11.325604	13.179544	16.37%	0
2011	12.498301	11.325604	-9.38%	1,613
2010	11.777147	12.498301	6.12%	1,613
2009*	10.000000	11.777147	17.77%	1,613
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.443400	11.892449	-4.43%	0
2017	11.944283	12.443400	4.18%	0
2016	10.526887	11.944283	13.46%	0
2015	11.530315	10.526887	-8.70%	0
2014	11.587077	11.530315	-0.49%	0
2013	10.738396	11.587077	7.90%	0
2012*	10.000000	10.738396	7.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.786241	15.404156	-2.42%	0
2017	12.738700	15.786241	23.92%	0
2016	12.292652	12.738700	3.63%	0
2015	13.360814	12.292652	-7.99%	0
2014	12.684181	13.360814	5.33%	0
2013	9.996521	12.684181	26.89%	0
2012*	10.000000	9.996521	-0.03%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	24.480086	24.004724	-1.94%	0
2017	21.219236	24.480086	15.37%	0
2016	20.827941	21.219236	1.88%	0
2015	21.242000	20.827941	-1.95%	0
2014	20.097463	21.242000	5.69%	0
2013	17.179045	20.097463	16.99%	0
2012	15.517911	17.179045	10.70%	0
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.789729	9.435447	-3.62%	0
2017	9.699457	9.789729	0.93%	0
2016	9.716363	9.699457	-0.17%	0
2015*	10.000000	9.716363	-2.84%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	36.901789	36.648948	-0.69%	0
2017	29.067699	36.901789	26.95%	0
2016	29.198141	29.067699	-0.45%	0
2015	26.712047	29.198141	9.31%	0
2014	25.219353	26.712047	5.92%	0
2013	19.731658	25.219353	27.81%	0
2012	16.314966	19.731658	20.94%	0
2011	17.953094	16.314966	-9.12%	2,623
2010	17.266141	17.953094	3.98%	3,783
2009	12.109370	17.266141	42.58%	6,036
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.445539	22.114284	-1.48%	0
2017	15.860237	22.445539	41.52%	0
2016	14.264864	15.860237	11.18%	0
2015	13.959645	14.264864	2.19%	0
2014	13.073489	13.959645	6.78%	0
2013	9.888340	13.073489	32.21%	0
2012*	10.000000	9.888340	-1.12%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	27.571396	22.844815	-17.14%	0
2017	21.583837	27.571396	27.74%	0
2016	23.691030	21.583837	-8.89%	0
2015	26.603914	23.691030	-10.95%	0
2014	30.995449	26.603914	-14.17%	0
2013	27.774559	30.995449	11.60%	0
2012	25.132095	27.774559	10.51%	0
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.460146	8.317626	-20.48%	0
2017	8.379328	10.460146	24.83%	0
2016	7.104093	8.379328	17.95%	0
2015	9.100431	7.104093	-21.94%	0
2014	9.772696	9.100431	-6.88%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.045620	9.707572	-3.37%	0
2017	9.904029	10.045620	1.43%	0
2016*	10.000000	9.904029	-0.96%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.845110	15.204890	-4.04%	0
2017	12.843296	15.845110	23.37%	0
2016	12.087924	12.843296	6.25%	0
2015	12.650319	12.087924	-4.45%	0
2014	14.004447	12.650319	-9.67%	0
2013	10.155352	14.004447	37.90%	0
2012*	10.000000	10.155352	1.55%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	30.879819	27.027307	-12.48%	0
2017	26.945906	30.879819	14.60%	0
2016	24.251604	26.945906	11.11%	0
2015	25.069404	24.251604	-3.26%	0
2014	23.295945	25.069404	7.61%	193
2013	17.593622	23.295945	32.41%	203
2012	15.548515	17.593622	13.15%	220
2011	15.996542	15.548515	-2.80%	3,139
2010	14.729169	15.996542	8.60%	12,057
2009	12.318074	14.729169	19.57%	14,672

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.600999	16.395216	-11.86%	0
2017	15.019142	18.600999	23.85%	0
2016	14.810600	15.019142	1.41%	0
2015	14.265399	14.810600	3.82%	0
2014	14.445084	14.265399	-1.24%	0
2013	11.589726	14.445084	24.64%	0
2012	10.238174	11.589726	13.20%	0
2011	10.673806	10.238174	-4.08%	0
2010*	10.000000	10.673806	6.74%	802
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.490747	12.265763	-1.80%	0
2017	9.984569	12.490747	25.10%	0
2016	9.659862	9.984569	3.36%	0
2015*	10.000000	9.659862	-3.40%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.167360	11.771692	-3.25%	0
2017	11.765779	12.167360	3.41%	0
2016	11.381188	11.765779	3.38%	0
2015	11.752911	11.381188	-3.16%	0
2014	11.189221	11.752911	5.04%	0
2013	11.525382	11.189221	-2.92%	0
2012	10.809684	11.525382	6.62%	0
2011	10.501649	10.809684	2.93%	0
2010	10.064089	10.501649	4.35%	427
2009	9.422377	10.064089	6.81%	428
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.382627	20.314159	-9.24%	0
2017	20.914915	22.382627	7.02%	0
2016	19.367555	20.914915	7.99%	0
2015	20.069614	19.367555	-3.50%	0
2014	19.975263	20.069614	0.47%	0
2013	22.419229	19.975263	-10.90%	0
2012	19.478075	22.419229	15.10%	0
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.078005	9.063522	-10.07%	0
2017	9.169552	10.078005	9.91%	0
2016	8.167152	9.169552	12.27%	0
2015*	10.000000	8.167152	-18.33%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.141363	16.440530	-9.38%	0
2017	15.807345	18.141363	14.77%	0
2016	14.582046	15.807345	8.40%	0
2015	16.085964	14.582046	-9.35%	0
2014	16.820347	16.085964	-4.37%	0
2013	13.057053	16.820347	28.82%	0
2012	10.904628	13.057053	19.74%	0
2011	11.269173	10.904628	-3.23%	0
2010*	10.000000	11.269173	12.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.625927	21.766817	-11.61%	0
2017	23.254589	24.625927	5.90%	0
2016	19.808764	23.254589	17.40%	0
2015	21.228490	19.808764	-6.69%	0
2014	19.247223	21.228490	10.29%	0
2013	14.969107	19.247223	28.58%	0
2012	13.395155	14.969107	11.75%	0
2011	13.650464	13.395155	-1.87%	0
2010	12.353990	13.650464	10.49%	59
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.883432	14.735895	-7.22%	10,728
2017	14.046172	15.883432	13.08%	26,334
2016	13.195661	14.046172	6.45%	27,257
2015	13.381539	13.195661	-1.39%	33,725
2014	13.052206	13.381539	2.52%	24,809
2013	10.841715	13.052206	20.39%	8,508
2012	9.595173	10.841715	12.99%	8,912
2011	9.735136	9.595173	-1.44%	13,251
2010	8.899746	9.735136	9.39%	13,431
2009	7.384802	8.899746	20.51%	20,798
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.571158	10.210601	-3.41%	16,629
2017	10.488004	10.571158	0.79%	38,605
2016	10.462399	10.488004	0.24%	34,719
2015	10.739006	10.462399	-2.58%	41,807
2014	10.475888	10.739006	2.51%	29,614
2013	11.011421	10.475888	-4.86%	9,964
2012	10.743477	11.011421	2.49%	8,591
2011	10.405675	10.743477	3.25%	11,368
2010	10.053791	10.405675	3.50%	14,219
2009	9.180297	10.053791	9.51%	16,889

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.426401	16.295634	-11.56%	0
2017	14.406947	18.426401	27.90%	0
2016	14.725097	14.406947	-2.16%	0
2015	14.153419	14.725097	4.04%	0
2014	14.232791	14.153419	-0.56%	0
2013	11.330067	14.232791	25.62%	0
2012	9.504160	11.330067	19.21%	0
2011	10.731545	9.504160	-11.44%	0
2010	9.873794	10.731545	8.69%	997
2009	7.140620	9.873794	38.28%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.697003	18.135295	-3.00%	0
2017	14.981141	18.697003	24.80%	0
2016	14.065729	14.981141	6.51%	0
2015	13.534366	14.065729	3.93%	0
2014	12.825476	13.534366	5.53%	0
2013	10.133417	12.825476	26.57%	0
2012	8.839576	10.133417	14.64%	0
2011	9.497129	8.839576	-6.92%	285
2010	8.228464	9.497129	15.42%	1,854
2009	6.071730	8.228464	35.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.837083	15.124940	-4.50%	10,485
2017	13.300570	15.837083	19.07%	27,751
2016	12.260371	13.300570	8.48%	30,244
2015	12.420477	12.260371	-1.29%	37,390
2014	11.539200	12.420477	7.64%	28,120
2013	8.886886	11.539200	29.85%	10,215
2012	7.774651	8.886886	14.31%	11,226
2011	8.143431	7.774651	-4.53%	16,175
2010	7.514524	8.143431	8.37%	17,721
2009	5.888236	7.514524	27.62%	24,256
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.412752	13.742205	-4.65%	0
2017	13.879812	14.412752	3.84%	0
2016	13.081721	13.879812	6.10%	0
2015	13.795289	13.081721	-5.17%	0
2014	13.599128	13.795289	1.44%	0
2013	14.084791	13.599128	-3.45%	0
2012	12.850405	14.084791	9.61%	0
2011	12.467171	12.850405	3.07%	358
2010	11.544789	12.467171	7.99%	1,227
2009	9.505138	11.544789	21.46%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	27.115516	24.499618	-9.65%	0
2017	23.592858	27.115516	14.93%	0
2016	20.547997	23.592858	14.82%	0
2015	22.509221	20.547997	-8.71%	0
2014	21.161959	22.509221	6.37%	46
2013	16.016942	21.161959	32.12%	50
2012	13.880964	16.016942	15.39%	55
2011	14.586241	13.880964	-4.84%	382
2010	12.938547	14.586241	12.73%	2,389
2009	10.329810	12.938547	25.25%	2,068
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.738109	9.596187	-10.63%	0
2017	9.284282	10.738109	15.66%	0
2016	9.232459	9.284282	0.56%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.022795	0.23%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	20.126810	19.061890	-5.29%	0
2017	19.305322	20.126810	4.26%	0
2016	17.317083	19.305322	11.48%	0
2015	18.208675	17.317083	-4.90%	0
2014	18.183144	18.208675	0.14%	0
2013	17.390779	18.183144	4.56%	0
2012	15.547138	17.390779	11.86%	0
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	1,794
2009	9.734279	13.878228	42.57%	1,794
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.974610	14.816009	-7.25%	0
2017	13.111419	15.974610	21.84%	0
2016	11.824575	13.111419	10.88%	0
2015	12.255336	11.824575	-3.51%	0
2014	11.777741	12.255336	4.06%	0
2013	8.402943	11.777741	40.16%	0
2012	7.365606	8.402943	14.08%	0
2011	8.537717	7.365606	-13.73%	0
2010	7.577228	8.537717	12.68%	0
2009	5.072828	7.577228	49.37%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	17.046499	15.665782	-8.10%	0
2017	14.747317	17.046499	15.59%	0
2016	13.714795	14.747317	7.53%	0
2015	14.103877	13.714795	-2.76%	0
2014	13.069683	14.103877	7.91%	303
2013	9.659900	13.069683	35.30%	318
2012	8.881865	9.659900	8.76%	360
2011	9.402248	8.881865	-5.53%	1,938
2010	7.792321	9.402248	20.66%	6,453
2009	6.078957	7.792321	28.19%	9,914
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.203692	12.377757	-12.86%	0
2017	12.140727	14.203692	16.99%	0
2016	11.472550	12.140727	5.82%	0
2015	11.958416	11.472550	-4.06%	0
2014	11.719228	11.958416	2.04%	0
2013	9.269037	11.719228	26.43%	0
2012	8.172479	9.269037	13.42%	0
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	0
2009	6.311827	7.962997	26.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.945915	11.852028	-8.45%	0
2017	11.830763	12.945915	9.43%	0
2016	11.417279	11.830763	3.62%	0
2015	11.817255	11.417279	-3.38%	0
2014	11.603013	11.817255	1.85%	1,927
2013	10.363223	11.603013	11.96%	13,610
2012	9.556212	10.363223	8.44%	13,613
2011	9.919113	9.556212	-3.66%	11,681
2010	9.200321	9.919113	7.81%	12,957
2009	7.863141	9.200321	17.01%	11,681
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.753632	12.332808	-10.33%	0
2017	12.161407	13.753632	13.09%	0
2016	11.603666	12.161407	4.81%	0
2015	12.042961	11.603666	-3.65%	0
2014	11.779452	12.042961	2.24%	0
2013	9.949099	11.779452	18.40%	0
2012	8.965881	9.949099	10.97%	0
2011	9.509062	8.965881	-5.71%	0
2010	8.664336	9.509062	9.75%	0
2009	7.146054	8.664336	21.25%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.459157	10.896905	-4.91%	9,056
2017	11.032635	11.459157	3.87%	9,056
2016	10.799232	11.032635	2.16%	9,056
2015	11.140897	10.799232	-3.07%	9,056
2014	11.040635	11.140897	0.91%	14,325
2013	10.774821	11.040635	2.47%	14,325
2012	10.265025	10.774821	4.97%	15,737
2011	10.365215	10.265025	-0.97%	11,051
2010	9.938708	10.365215	4.29%	46,212
2009	9.005325	9.938708	10.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.589091	10.521724	-9.21%	0
2017	10.340308	11.589091	12.08%	0
2016	10.031059	10.340308	3.08%	0
2015	10.733390	10.031059	-6.54%	0
2014	10.748766	10.733390	-0.14%	0
2013*	10.000000	10.748766	7.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.900959	10.797809	-9.27%	0
2017	10.345837	11.900959	15.03%	0
2016	9.974461	10.345837	3.72%	0
2015	10.738209	9.974461	-7.11%	0
2014	10.886317	10.738209	-1.36%	0
2013*	10.000000	10.886317	8.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.385268	12.142776	-9.28%	4,117
2017	12.026417	13.385268	11.30%	4,545
2016	11.537488	12.026417	4.24%	4,986
2015	11.942465	11.537488	-3.39%	5,466
2014	11.695385	11.942465	2.11%	5,956
2013	10.166637	11.695385	15.04%	6,433
2012	9.265691	10.166637	9.72%	7,903
2011	9.714820	9.265691	-4.62%	8,709
2010	8.932762	9.714820	8.75%	10,593
2009	7.501354	8.932762	19.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.956212	12.331373	-11.64%	3,403
2017	12.103932	13.956212	15.30%	3,405
2016	11.519880	12.103932	5.07%	3,408
2015	11.977746	11.519880	-3.82%	3,968
2014	11.730874	11.977746	2.10%	3,971
2013	9.666390	11.730874	21.36%	3,973
2012	8.639404	9.666390	11.89%	3,976
2011	9.280464	8.639404	-6.91%	3,980
2010	8.387218	9.280464	10.65%	0
2009	6.785554	8.387218	23.60%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.500791	11.623997	-7.01%	0
2017	11.649162	12.500791	7.31%	0
2016	11.253731	11.649162	3.51%	0
2015	11.648661	11.253731	-3.39%	0
2014	11.461134	11.648661	1.64%	0
2013	10.551115	11.461134	8.62%	0
2012	9.819396	10.551115	7.45%	0
2011	10.082438	9.819396	-2.61%	0
2010	9.469522	10.082438	6.47%	0
2009	8.240441	9.469522	14.92%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.599636	11.247644	-3.03%	0
2017	11.401469	11.599636	1.74%	0
2016	11.118568	11.401469	2.54%	0
2015	11.487301	11.118568	-3.21%	0
2014	11.237923	11.487301	2.22%	349
2013	11.758689	11.237923	-4.43%	341
2012	11.203987	11.758689	4.95%	295
2011	10.799155	11.203987	3.75%	1,777
2010	10.356999	10.799155	4.27%	5,629
2009	9.767091	10.356999	6.04%	7,736
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.366291	11.898602	-3.78%	0
2017	12.203368	12.366291	1.34%	0
2016	12.092815	12.203368	0.91%	0
2015	12.448240	12.092815	-2.86%	0
2014	12.154467	12.448240	2.42%	0
2013	12.707335	12.154467	-4.35%	0
2012	12.149128	12.707335	4.59%	0
2011	11.731232	12.149128	3.56%	0
2010	11.111871	11.731232	5.57%	0
2009	9.772882	11.111871	13.70%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.427397	11.774669	-12.31%	0
2017	11.663524	13.427397	15.12%	0
2016	10.722398	11.663524	8.78%	0
2015	11.338673	10.722398	-5.44%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.470546	11.223856	-10.00%	0
2017	11.218060	12.470546	11.16%	0
2016	10.561144	11.218060	6.22%	0
2015	11.009263	10.561144	-4.07%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	27.074002	26.026872	-3.87%	0
2017	21.817690	27.074002	24.09%	0
2016	21.622445	21.817690	0.90%	0
2015	21.124089	21.622445	2.36%	0
2014	19.926302	21.124089	6.01%	0
2013	14.972672	19.926302	33.08%	0
2012	12.948434	14.972672	15.63%	0
2011	13.598696	12.948434	-4.78%	11,905
2010	12.832801	13.598696	5.97%	25,986
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	32.482649	26.115320	-19.60%	0
2017	23.552658	32.482649	37.92%	0
2016	22.439639	23.552658	4.96%	0
2015	27.433370	22.439639	-18.20%	0
2014	29.801525	27.433370	-7.95%	0
2013	30.388450	29.801525	-1.93%	0
2012	26.601697	30.388450	14.24%	0
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.166794	10.897726	-2.41%	0
2017	11.201314	11.166794	-0.31%	0
2016	11.385682	11.201314	-1.62%	0
2015	11.672401	11.385682	-2.46%	0
2014	11.431002	11.672401	2.11%	347
2013	12.200936	11.431002	-6.31%	332
2012	12.124667	12.200936	0.63%	281
2011	11.575769	12.124667	4.74%	6,828
2010	11.313330	11.575769	2.32%	10,707
2009	11.282253	11.313330	0.28%	13,870
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.199563	8.117162	-1.00%	0
2017	8.361104	8.199563	-1.93%	0
2016	8.561118	8.361104	-2.34%	0
2015	8.767145	8.561118	-2.35%	0
2014	8.978134	8.767145	-2.35%	0
2013	9.194196	8.978134	-2.35%	0
2012	9.416070	9.194196	-2.36%	0
2011	9.642034	9.416070	-2.34%	9,923
2010	9.874059	9.642034	-2.35%	13,210
2009	10.107442	9.874059	-2.31%	22,620

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.591887	7.978865	-16.82%	0
2017	7.729274	9.591887	24.10%	0
2016	7.864929	7.729274	-1.72%	0
2015	8.322302	7.864929	-5.50%	0
2014	8.584397	8.322302	-3.05%	0
2013	7.477636	8.584397	14.80%	0
2012	6.646020	7.477636	12.51%	0
2011	7.561895	6.646020	-12.11%	0
2010	6.852649	7.561895	10.35%	0
2009	5.421013	6.852649	26.41%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.306286	8.641135	-16.16%	0
2017	8.479686	10.306286	21.54%	0
2016	8.638018	8.479686	-1.83%	0
2015	8.970553	8.638018	-3.71%	0
2014	9.792419	8.970553	-8.39%	0
2013	8.286807	9.792419	18.17%	0
2012	7.179187	8.286807	15.43%	0
2011	8.435671	7.179187	-14.89%	0
2010	8.043441	8.435671	4.88%	0
2009	6.404701	8.043441	25.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	26.191071	23.307644	-11.01%	0
2017	22.645880	26.191071	15.65%	0
2016	21.183667	22.645880	6.90%	0
2015	21.912223	21.183667	-3.32%	0
2014	21.373992	21.912223	2.52%	0
2013	17.201230	21.373992	24.26%	1,352
2012	15.198982	17.201230	13.17%	2,206
2011	16.200999	15.198982	-6.18%	72,539
2010	14.473283	16.200999	11.94%	161,604
2009	11.651691	14.473283	24.22%	175,337
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	16.060412	14.920436	-7.10%	1,366
2017	14.798571	16.060412	8.53%	1,444
2016	14.255240	14.798571	3.81%	1,525
2015	14.623721	14.255240	-2.52%	1,610
2014	14.319083	14.623721	2.13%	33,248
2013	12.928140	14.319083	10.76%	52,366
2012	12.103914	12.928140	6.81%	52,673
2011	12.285861	12.103914	-1.48%	18,171
2010	11.456955	12.285861	7.23%	6,303
2009*	10.000000	11.456955	14.57%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.140777	17.479148	-8.68%	959
2017	17.071908	19.140777	12.12%	970
2016	16.225805	17.071908	5.21%	979
2015	16.705174	16.225805	-2.87%	990
2014	16.259744	16.705174	2.74%	999
2013	13.934452	16.259744	16.69%	1,009
2012	12.713199	13.934452	9.61%	0
2011	13.141486	12.713199	-3.26%	0
2010	12.012377	13.141486	9.40%	0
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	13.078211	12.538917	-4.12%	0
2017	12.671945	13.078211	3.21%	0
2016	12.445410	12.671945	1.82%	0
2015	12.711262	12.445410	-2.09%	0
2014	12.529712	12.711262	1.45%	0
2013	12.239845	12.529712	2.37%	0
2012	11.918288	12.239845	2.70%	0
2011	11.856895	11.918288	0.52%	19,777
2010	11.466489	11.856895	3.40%	46,622
2009	10.764505	11.466489	6.52%	48,914
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.502218	10.598617	-7.86%	0
2017	10.328935	11.502218	11.36%	0
2016	10.005694	10.328935	3.23%	0
2015	10.589761	10.005694	-5.52%	0
2014	10.584678	10.589761	0.05%	0
2013*	10.000000	10.584678	5.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.862798	10.881202	-8.27%	0
2017	10.385685	11.862798	14.22%	0
2016	9.943737	10.385685	4.44%	0
2015	10.602405	9.943737	-6.21%	0
2014	10.672544	10.602405	-0.66%	0
2013*	10.000000	10.672544	6.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.645284	18.091533	-7.91%	16,396
2017	17.813859	19.645284	10.28%	18,412
2016	17.025222	17.813859	4.63%	25,758
2015	17.493517	17.025222	-2.68%	27,972
2014	17.032048	17.493517	2.71%	30,011
2013	14.955172	17.032048	13.89%	39,917
2012	13.821533	14.955172	8.20%	41,785
2011	14.159159	13.821533	-2.38%	211,614
2010	13.072959	14.159159	8.31%	403,917
2009	11.237250	13.072959	16.34%	467,284

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.477283	21.151259	-9.91%	0
2017	20.604046	23.477283	13.95%	0
2016	19.448911	20.604046	5.94%	0
2015	20.063431	19.448911	-3.06%	0
2014	19.575898	20.063431	2.49%	6,133
2013	16.381137	19.575898	19.50%	6,133
2012	14.747040	16.381137	11.08%	18,326
2011	15.429355	14.747040	-4.42%	58,450
2010	14.003189	15.429355	10.18%	258,377
2009	11.528165	14.003189	21.47%	277,761
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.303499	15.324182	-6.01%	685
2017	15.286607	16.303499	6.65%	748
2016	14.808900	15.286607	3.23%	813
2015	15.169941	14.808900	-2.38%	880
2014	14.832053	15.169941	2.28%	948
2013	13.746282	14.832053	7.90%	7,194
2012	13.030269	13.746282	5.49%	7,151
2011	13.073475	13.030269	-0.33%	51,579
2010	12.337256	13.073475	5.97%	99,740
2009	11.028259	12.337256	11.87%	105,405
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.494532	10.681892	-7.07%	0
2017	10.012756	11.494532	14.80%	0
2016	9.445656	10.012756	6.00%	0
2015	9.895356	9.445656	-4.54%	0
2014*	10.000000	9.895356	-1.05%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.602538	11.987874	-4.88%	0
2017	10.604125	12.602538	18.85%	0
2016	9.867386	10.604125	7.47%	0
2015	10.090599	9.867386	-2.21%	0
2014*	10.000000	10.090599	0.91%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	38.781896	33.554482	-13.48%	0
2017	34.300051	38.781896	13.07%	0
2016	29.198758	34.300051	17.47%	0
2015	30.678969	29.198758	-4.82%	0
2014	28.712470	30.678969	6.85%	0
2013	22.099580	28.712470	29.92%	0
2012	19.266223	22.099580	14.71%	0
2011	20.244067	19.266223	-4.83%	1,412
2010	16.426672	20.244067	23.24%	1,412
2009	12.300771	16.426672	33.54%	1,412

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.434722	9.303282	-18.64%	0
2017	9.327199	11.434722	22.60%	0
2016	9.793117	9.327199	-4.76%	0
2015	10.094925	9.793117	-2.99%	0
2014	10.479595	10.094925	-3.67%	299
2013	8.863522	10.479595	18.23%	289
2012	7.857747	8.863522	12.80%	300
2011	8.903358	7.857747	-11.74%	1,584
2010	8.011424	8.903358	11.13%	4,953
2009	6.027735	8.011424	32.91%	7,981
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.813837	12.763356	-19.29%	0
2017	13.215152	15.813837	19.66%	0
2016	12.890204	13.215152	2.52%	0
2015	13.946035	12.890204	-7.57%	0
2014	15.811943	13.946035	-11.80%	0
2013	13.376591	15.811943	18.21%	0
2012	11.703937	13.376591	14.29%	0
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.145614	16.179482	-5.63%	0
2017	13.517844	17.145614	26.84%	0
2016	13.572150	13.517844	-0.40%	0
2015	13.476994	13.572150	0.71%	0
2014	12.529739	13.476994	7.56%	118
2013	9.545970	12.529739	31.26%	126
2012	8.417595	9.545970	13.40%	133
2011	8.907693	8.417595	-5.50%	843
2010	7.907436	8.907693	12.65%	2,733
2009	6.260205	7.907436	26.31%	4,447
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.267496	13.148580	-13.88%	0
2017	13.670458	15.267496	11.68%	0
2016	12.062934	13.670458	13.33%	0
2015	12.792915	12.062934	-5.71%	0
2014	11.883525	12.792915	7.65%	0
2013	9.012504	11.883525	31.86%	0
2012	7.849117	9.012504	14.82%	0
2011	8.559142	7.849117	-8.30%	167
2010	7.774100	8.559142	10.10%	1,835
2009	6.248393	7.774100	24.42%	1,942

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.947762	15.380878	-9.25%	0
2017	13.608807	16.947762	24.54%	0
2016	13.139704	13.608807	3.57%	0
2015	13.502645	13.139704	-2.69%	0
2014	13.331728	13.502645	1.28%	161
2013	9.849779	13.331728	35.35%	153
2012	8.798826	9.849779	11.94%	174
2011	9.429899	8.798826	-6.69%	3,434
2010	7.635585	9.429899	23.50%	5,671
2009	6.171167	7.635585	23.73%	6,410
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.663404	16.672916	-15.21%	0
2017	17.687416	19.663404	11.17%	0
2016	15.402009	17.687416	14.84%	0
2015	16.241379	15.402009	-5.17%	0
2014	14.213101	16.241379	14.27%	101
2013	10.727602	14.213101	32.49%	108
2012	9.442862	10.727602	13.61%	124
2011	9.899476	9.442862	-4.61%	3,307
2010	8.473892	9.899476	16.82%	5,215
2009	6.651221	8.473892	27.40%	5,825
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	25.656470	22.991739	-10.39%	0
2017	21.077157	25.656470	21.73%	0
2016	19.973474	21.077157	5.53%	0
2015	20.346447	19.973474	-1.83%	0
2014	20.320369	20.346447	0.13%	0
2013	14.455687	20.320369	40.57%	0
2012	13.090457	14.455687	10.43%	0
2011	13.521315	13.090457	-3.19%	0
2010	11.067857	13.521315	22.17%	0
2009	8.911497	11.067857	24.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	36.484414	29.522174	-19.08%	0
2017	34.352879	36.484414	6.20%	0
2016	28.004102	34.352879	22.67%	0
2015	30.602906	28.004102	-8.49%	0
2014	29.353539	30.602906	4.26%	0
2013	21.467340	29.353539	36.74%	0
2012	18.274469	21.467340	17.47%	0
2011	19.792806	18.274469	-7.67%	0
2010	16.025902	19.792806	23.51%	0
2009	13.039574	16.025902	22.90%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	34.184148	29.092592	-14.89%	0
2017	30.922797	34.184148	10.55%	0
2016	25.839547	30.922797	19.67%	0
2015	26.972648	25.839547	-4.20%	0
2014	27.469125	26.972648	-1.81%	0
2013	20.013871	27.469125	37.25%	0
2012	17.788073	20.013871	12.51%	0
2011	19.337540	17.788073	-8.01%	0
2010	15.844558	19.337540	22.05%	0
2009	12.070166	15.844558	31.27%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	25.032136	24.372744	-2.63%	0
2017	21.316996	25.032136	17.43%	0
2016	19.637371	21.316996	8.55%	0
2015	19.977756	19.637371	-1.70%	0
2014	18.296521	19.977756	9.19%	210
2013	14.325722	18.296521	27.72%	226
2012	12.886807	14.325722	11.17%	242
2011	13.146590	12.886807	-1.98%	1,199
2010	11.890424	13.146590	10.56%	4,219
2009	9.698093	11.890424	22.61%	5,691
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.190145	12.355896	-6.32%	0
2017	12.724885	13.190145	3.66%	0
2016	12.157584	12.724885	4.67%	0
2015	13.197217	12.157584	-7.88%	0
2014	10.508510	13.197217	25.59%	0
2013	10.478480	10.508510	0.29%	0
2012	9.284519	10.478480	12.86%	0
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.281843	15.122307	-7.12%	0
2017	13.753359	16.281843	18.38%	0
2016	12.642615	13.753359	8.79%	0
2015	12.825940	12.642615	-1.43%	0
2014	11.615578	12.825940	10.42%	0
2013*	10.000000	11.615578	16.16%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.488896	9.340687	-1.56%	0
2017	9.565548	9.488896	-0.80%	0
2016	9.556983	9.565548	0.09%	0
2015	9.820491	9.556983	-2.68%	0
2014	10.007395	9.820491	-1.87%	0
2013	10.237444	10.007395	-2.25%	0
2012	10.127604	10.237444	1.08%	0
2011	10.237763	10.127604	-1.08%	0
2010	10.236421	10.237763	0.01%	0
2009	9.786923	10.236421	4.59%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.576868	13.483441	-13.44%	0
2017	13.969584	15.576868	11.51%	0
2016	11.834764	13.969584	18.04%	0
2015	12.741670	11.834764	-7.12%	0
2014	12.480272	12.741670	2.09%	0
2013*	10.000000	12.480272	24.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.537464	12.790035	-17.68%	0
2017	12.964821	15.537464	19.84%	0
2016	13.129569	12.964821	-1.25%	0
2015	13.991760	13.129569	-6.16%	0
2014	15.599475	13.991760	-10.31%	241
2013	13.301835	15.599475	17.27%	226
2012	11.393575	13.301835	16.75%	242
2011	13.323024	11.393575	-14.48%	1,384
2010	12.829265	13.323024	3.85%	4,337
2009*	10.000000	12.829265	28.29%	5,232
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	14.570258	11.814240	-18.92%	0
2017	11.770175	14.570258	23.79%	0
2016	12.275567	11.770175	-4.12%	0
2015	12.381821	12.275567	-0.86%	0
2014	13.109049	12.381821	-5.55%	0
2013	11.392622	13.109049	15.07%	0
2012	9.847587	11.392622	15.69%	0
2011	11.502771	9.847587	-14.39%	0
2010	9.653953	11.502771	19.15%	0
2009	7.349792	9.653953	31.35%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	32.856292	29.975746	-8.77%	0
2017	27.010041	32.856292	21.64%	0
2016	26.553196	27.010041	1.72%	0
2015	26.924440	26.553196	-1.38%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.968322	8.845819	-1.37%	0
2017	9.102431	8.968322	-1.47%	0
2016	9.208617	9.102431	-1.15%	0
2015	9.412928	9.208617	-2.17%	0
2014	9.581015	9.412928	-1.75%	373
2013	9.751447	9.581015	-1.75%	349
2012	9.547057	9.751447	2.14%	309
2011	9.748031	9.547057	-2.06%	3,995
2010	9.481500	9.748031	2.81%	7,603
2009	8.567794	9.481500	10.66%	9,528
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.755589	24.627397	-7.95%	0
2017	23.133984	26.755589	15.65%	0
2016	21.562613	23.133984	7.29%	0
2015	22.184396	21.562613	-2.80%	0
2014	20.581494	22.184396	7.79%	0
2013	15.316853	20.581494	34.37%	0
2012	14.134441	15.316853	8.37%	0
2011	14.933971	14.134441	-5.35%	1,556
2010	12.448019	14.933971	19.97%	1,556
2009	9.699424	12.448019	28.34%	1,556
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	35.394351	29.929077	-15.44%	0
2017	26.586891	35.394351	33.13%	0
2016	27.267817	26.586891	-2.50%	0
2015	26.934942	27.267817	1.24%	0
2014	27.027510	26.934942	-0.34%	0
2013	21.794935	27.027510	24.01%	0
2012	18.454279	21.794935	18.10%	0
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.094844	9.408893	-6.80%	0
2017	9.748619	10.094844	3.55%	0
2016	9.394021	9.748619	3.77%	0
2015	9.865970	9.394021	-4.78%	0
2014	9.857799	9.865970	0.08%	0
2013	10.132222	9.857799	-2.71%	0
2012*	10.000000	10.132222	1.32%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.594520	8.321559	-21.45%	0
2017	8.579736	10.594520	23.48%	0
2016	9.030864	8.579736	-5.00%	0
2015	8.969630	9.030864	0.68%	0
2014*	10.000000	8.969630	-10.30%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	26.438474	23.723332	-10.27%	0
2017	23.211359	26.438474	13.90%	0
2016	21.355502	23.211359	8.69%	0
2015	21.210464	21.355502	0.68%	0
2014	19.674607	21.210464	7.81%	198
2013	15.328684	19.674607	28.35%	213
2012	13.462369	15.328684	13.86%	222
2011	13.829177	13.462369	-2.65%	2,730
2010	12.226742	13.829177	13.11%	7,689
2009	9.782496	12.226742	24.99%	8,849
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	37.686781	32.918036	-12.65%	0
2017	33.878386	37.686781	11.24%	0
2016	29.481288	33.878386	14.91%	0
2015	32.150062	29.481288	-8.30%	0
2014	29.487143	32.150062	9.03%	0
2013	21.473150	29.487143	37.32%	0
2012	18.688750	21.473150	14.90%	0
2011	19.604814	18.688750	-4.67%	0
2010	16.314643	19.604814	20.17%	219
2009	12.205611	16.314643	33.67%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.951254	10.110049	-7.68%	0
2017	9.890760	10.951254	10.72%	0
2016	8.970434	9.890760	10.26%	0
2015	10.115834	8.970434	-11.32%	0
2014	10.312385	10.115834	-1.91%	0
2013	10.549039	10.312385	-2.24%	0
2012*	10.000000	10.549039	5.49%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.171437	9.451895	-7.07%	0
2017	9.487633	10.171437	7.21%	0
2016	8.581447	9.487633	10.56%	0
2015	9.000849	8.581447	-4.66%	0
2014	9.089782	9.000849	-0.98%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.038932	10.339068	-6.34%	0
2017	10.208051	11.038932	8.14%	0
2016	10.158103	10.208051	0.49%	0
2015	11.206680	10.158103	-9.36%	0
2014	11.441938	11.206680	-2.06%	0
2013	12.540857	11.441938	-8.76%	0
2012	12.204881	12.540857	2.75%	0
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.435629	10.213216	-2.13%	0
2017	10.553919	10.435629	-1.12%	0
2016	10.667991	10.553919	-1.07%	0
2015	10.901957	10.667991	-2.15%	0
2014	11.081407	10.901957	-1.62%	138
2013	11.374504	11.081407	-2.58%	130
2012	11.015568	11.374504	3.26%	114
2011	11.167393	11.015568	-1.36%	1,088
2010	10.872327	11.167393	2.71%	4,374
2009*	10.000000	10.872327	8.72%	2,613
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.033358	9.936092	-0.97%	0
2017	10.042647	10.033358	-0.09%	0
2016*	10.000000	10.042647	0.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.381539	10.071888	-2.98%	0
2017	10.142135	10.381539	2.36%	0
2016	10.123980	10.142135	0.18%	0
2015	10.332938	10.123980	-2.02%	0
2014	10.158260	10.332938	1.72%	0
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	0
2011*	10.000000	9.933340	-0.67%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.184674	9.993321	-10.65%	0
2017*	10.000000	11.184674	11.85%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.155640	13.150428	-0.04%	0
2017	10.290913	13.155640	27.84%	0
2016*	10.000000	10.290913	2.91%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	18.723736	14.786820	-21.03%	0
2017	15.146787	18.723736	23.62%	0
2016	15.900420	15.146787	-4.74%	0
2015	16.260342	15.900420	-2.21%	0
2014	17.862420	16.260342	-8.97%	0
2013	14.282756	17.862420	25.06%	0
2012	11.997772	14.282756	19.05%	0
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.371555	31.877336	-1.53%	0
2017	26.038013	32.371555	24.32%	0
2016	29.863075	26.038013	-12.81%	0
2015	27.190916	29.863075	9.83%	0
2014	21.219341	27.190916	28.14%	0
2013	14.437028	21.219341	46.98%	0
2012	11.286414	14.437028	27.92%	0
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.054669	4.930111	-30.12%	0
2017	7.369222	7.054669	-4.27%	0
2016	5.261756	7.369222	40.05%	0
2015	8.118649	5.261756	-35.19%	0
2014	10.308736	8.118649	-21.24%	0
2013	9.571411	10.308736	7.70%	0
2012*	10.000000	9.571411	-4.29%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.216004	5.053084	-29.97%	0
2017	7.516795	7.216004	-4.00%	0
2016	5.356019	7.516795	40.34%	0
2015	8.241837	5.356019	-35.01%	0
2014	10.433704	8.241837	-21.01%	0
2013	9.666539	10.433704	7.94%	0
2012*	10.000000	9.666539	-3.33%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	21.920198	18.555005	-15.35%	0
2017	17.750022	21.920198	23.49%	0
2016	17.494500	17.750022	1.46%	0
2015	18.491386	17.494500	-5.39%	0
2014	17.183728	18.491386	7.61%	0
2013	13.139141	17.183728	30.78%	0
2012	11.572213	13.139141	13.54%	0
2011	12.718513	11.572213	-9.01%	0
2010	11.593252	12.718513	9.71%	0
2009	9.343715	11.593252	24.08%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	18.290487	17.339619	-5.20%	0
2017	16.685579	18.290487	9.62%	0
2016	15.868729	16.685579	5.15%	0
2015	16.050155	15.868729	-1.13%	0
2014	13.922235	16.050155	15.28%	0
2013	11.917650	13.922235	16.82%	0
2012	10.797684	11.917650	10.37%	0
2011	10.383527	10.797684	3.99%	0
2010	9.385874	10.383527	10.63%	0
2009	8.325120	9.385874	12.74%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	24.078527	23.574353	-2.09%	0
2017	18.318438	24.078527	31.44%	0
2016	18.661302	18.318438	-1.84%	0
2015	18.856981	18.661302	-1.04%	0
2014	18.592327	18.856981	1.42%	0
2013	13.611169	18.592327	36.60%	0
2012	11.578511	13.611169	17.56%	0
2011	12.552175	11.578511	-7.76%	0
2010*	10.000000	12.552175	25.52%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.277973	25.992683	-1.09%	0
2017	21.379900	26.277973	22.91%	0
2016	20.318927	21.379900	5.22%	0
2015	21.425621	20.318927	-5.17%	0
2014	22.361276	21.425621	-4.18%	0
2013	15.242553	22.361276	46.70%	0
2012	14.471247	15.242553	5.33%	0
2011	15.532874	14.471247	-6.83%	114
2010	12.547116	15.532874	23.80%	106
2009	8.417684	12.547116	49.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.144994	10.981045	-9.58%	0
2017	10.883827	12.144994	11.59%	0
2016	10.787586	10.883827	0.89%	0
2015	11.198472	10.787586	-3.67%	0
2014	11.010639	11.198472	1.71%	0
2013	10.078644	11.010639	9.25%	0
2012*	10.000000	10.078644	0.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	27.113769	24.912805	-8.12%	0
2017	23.422429	27.113769	15.76%	0
2016	21.604985	23.422429	8.41%	0
2015	21.824883	21.604985	-1.01%	0
2014	20.460672	21.824883	6.67%	0
2013	15.575517	20.460672	31.36%	0
2012	13.612056	15.575517	14.42%	0
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.601575	-23.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	38.432531	31.768082	-17.34%	0
2017	34.891204	38.432531	10.15%	0
2016	28.644857	34.891204	21.81%	0
2015	31.121454	28.644857	-7.96%	0
2014	29.268412	31.121454	6.33%	0
2013	21.787804	29.268412	34.33%	43
2012	18.844391	21.787804	15.62%	1,601
2011	21.128751	18.844391	-10.81%	2,516
2010	17.100771	21.128751	23.55%	2,219
2009	12.282067	17.100771	39.23%	2,278
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.973439	11.355144	-5.16%	0
2017	11.832578	11.973439	1.19%	0
2016	11.613221	11.832578	1.89%	0
2015	12.199952	11.613221	-4.81%	0
2014	12.100659	12.199952	0.82%	0
2013	13.546978	12.100659	-10.68%	0
2012	12.926202	13.546978	4.80%	11,921
2011	11.851172	12.926202	9.07%	17,822
2010	11.551209	11.851172	2.60%	15,758
2009	10.738353	11.551209	7.57%	13,580

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	26.112219	23.648867	-9.43%	0
2017	22.238439	26.112219	17.42%	0
2016	20.126980	22.238439	10.49%	0
2015	21.926368	20.126980	-8.21%	0
2014	19.999268	21.926368	9.64%	0
2013	15.124192	19.999268	32.23%	0
2012	13.539483	15.124192	11.70%	0
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	26.637214	22.624727	-15.06%	0
2017	24.482681	26.637214	8.80%	0
2016	20.439523	24.482681	19.78%	0
2015	21.278296	20.439523	-3.94%	0
2014	18.755762	21.278296	13.45%	0
2013	14.793471	18.755762	26.78%	271
2012	13.041751	14.793471	13.43%	700
2011	13.475405	13.041751	-3.22%	1,035
2010	11.604397	13.475405	16.12%	1,002
2009	9.159881	11.604397	26.69%	1,073
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.532554	9.981512	-5.23%	0
2017	10.077494	10.532554	4.52%	0
2016	9.151500	10.077494	10.12%	0
2015*	10.000000	9.151500	-8.49%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.794535	9.489238	-3.12%	0
2017	9.722976	9.794535	0.74%	0
2016	9.722319	9.722976	0.01%	0
2015*	10.000000	9.722319	-2.78%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.486972	11.281850	-9.65%	0
2017	10.982082	12.486972	13.70%	0
2016	9.694476	10.982082	13.28%	0
2015*	10.000000	9.694476	-3.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.640063	14.105839	-9.81%	0
2017	14.091767	15.640063	10.99%	0
2016	13.908096	14.091767	1.32%	0
2015	14.394246	13.908096	-3.38%	0
2014	14.468660	14.394246	-0.51%	0
2013	12.956572	14.468660	11.67%	0
2012	12.072659	12.956572	7.32%	0
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.131751	9.491887	-6.32%	0
2017*	10.000000	10.131751	1.32%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.949954	12.927526	-18.95%	0
2017	14.621768	15.949954	9.08%	0
2016	11.427792	14.621768	27.95%	0
2015	12.517817	11.427792	-8.71%	288
2014	12.143389	12.517817	3.08%	289
2013*	10.000000	12.143389	21.43%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.984064	10.683094	-17.72%	0
2017	11.563201	12.984064	12.29%	0
2016	10.283435	11.563201	12.44%	0
2015	10.808300	10.283435	-4.86%	0
2014*	10.000000	10.808300	8.08%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	39.431559	35.025853	-11.17%	0
2017	35.940507	39.431559	9.71%	0
2016	29.286896	35.940507	22.72%	0
2015	30.722857	29.286896	-4.67%	0
2014	29.944739	30.722857	2.60%	0
2013	21.803361	29.944739	37.34%	0
2012	19.302202	21.803361	12.96%	0
2011	19.665233	19.302202	-1.85%	326
2010	16.012711	19.665233	22.81%	309
2009	13.122465	16.012711	22.03%	330

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	28.202711	26.185885	-7.15%	0
2017	23.837502	28.202711	18.31%	0
2016	21.914690	23.837502	8.77%	0
2015	22.260273	21.914690	-1.55%	0
2014	20.165132	22.260273	10.39%	0
2013	15.687084	20.165132	28.55%	0
2012	13.919723	15.687084	12.70%	0
2011	14.033887	13.919723	-0.81%	884
2010	12.553785	14.033887	11.79%	869
2009	10.204691	12.553785	23.02%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	24.846941	22.524927	-9.35%	0
2017	20.042541	24.846941	23.97%	0
2016	19.077637	20.042541	5.06%	0
2015	20.092057	19.077637	-5.05%	0
2014	19.091834	20.092057	5.24%	0
2013	16.189512	19.091834	17.93%	0
2012	15.061629	16.189512	7.49%	1,037
2011	14.190947	15.061629	6.14%	1,150
2010	12.638232	14.190947	12.29%	1,203
2009	10.594037	12.638232	19.30%	1,239
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	23.557070	18.554264	-21.24%	0
2017	19.405268	23.557070	21.40%	0
2016	17.023021	19.405268	13.99%	0
2015	17.892983	17.023021	-4.86%	0
2014	18.093936	17.892983	-1.11%	0
2013	12.507508	18.093936	44.66%	0
2012	10.658554	12.507508	17.35%	0
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.180320	9.926139	-2.50%	0
2017	10.082870	10.180320	0.97%	0
2016	9.481885	10.082870	6.34%	0
2015	9.812409	9.481885	-3.37%	0
2014	9.996493	9.812409	-1.84%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.016604	-9.83%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.349584	11.957164	-3.18%	0
2017	12.195170	12.349584	1.27%	0
2016	12.068001	12.195170	1.05%	0
2015	12.419338	12.068001	-2.83%	0
2014	12.292899	12.419338	1.03%	0
2013	12.501368	12.292899	-1.67%	0
2012	11.703937	12.501368	6.81%	0
2011	11.756935	11.703937	-0.45%	1,108
2010	11.124607	11.756935	5.68%	1,108
2009	9.486055	11.124607	17.27%	1,108
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.183386	-18.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.235160	14.233876	-6.57%	6,222
2017	13.837849	15.235160	10.10%	6,226
2016	13.472522	13.837849	2.71%	6,230
2015	13.877444	13.472522	-2.92%	6,234
2014	13.644122	13.877444	1.71%	6,239
2013	12.349843	13.644122	10.48%	6,243
2012	11.340642	12.349843	8.90%	0
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.381811	15.014759	-8.34%	0
2017	14.436027	16.381811	13.48%	0
2016	13.978858	14.436027	3.27%	0
2015	14.388678	13.978858	-2.85%	0
2014	14.094800	14.388678	2.09%	0
2013	12.488698	14.094800	12.86%	0
2012	11.317256	12.488698	10.35%	0
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.829944	15.998091	-10.27%	0
2017	15.134945	17.829944	17.81%	0
2016	14.576944	15.134945	3.83%	0
2015	15.014961	14.576944	-2.92%	15,068
2014	14.687525	15.014961	2.23%	15,838
2013	12.394958	14.687525	18.50%	16,575
2012	11.026435	12.394958	12.41%	0
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.739837	10.947707	-6.75%	0
2017	10.358252	11.739837	13.34%	0
2016*	10.000000	10.358252	3.58%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.964617	10.986323	-26.58%	0
2017	15.769212	14.964617	-5.10%	0
2016	12.101293	15.769212	30.31%	0
2015	15.645902	12.101293	-22.66%	0
2014	18.377138	15.645902	-14.86%	0
2013	15.166776	18.377138	21.17%	0
2012	14.838155	15.166776	2.21%	0
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	24.444362	21.817738	-10.75%	0
2017	22.231306	24.444362	9.95%	0
2016	19.349692	22.231306	14.89%	0
2015	20.703063	19.349692	-6.54%	0
2014	19.554060	20.703063	5.88%	0
2013	15.673200	19.554060	24.76%	0
2012	13.719578	15.673200	14.24%	492
2011	13.964827	13.719578	-1.76%	3,068
2010	12.450652	13.964827	12.16%	3,039
2009	9.821749	12.450652	26.77%	2,077
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.724198	11.275601	-11.38%	0
2017	11.179076	12.724198	13.82%	0
2016*	10.000000	11.179076	11.79%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	30.012283	29.161253	-2.84%	0
2017	22.807092	30.012283	31.59%	0
2016	23.238585	22.807092	-1.86%	0
2015	22.272269	23.238585	4.34%	0
2014	20.556093	22.272269	8.35%	0
2013	15.486179	20.556093	32.74%	0
2012	13.870132	15.486179	11.65%	792
2011	14.215098	13.870132	-2.43%	3,462
2010	11.758494	14.215098	20.89%	2,860
2009	9.414779	11.758494	24.89%	1,997

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.640686	12.238561	-3.18%	0
2017	12.453505	12.640686	1.50%	0
2016	12.212041	12.453505	1.98%	0
2015	12.619587	12.212041	-3.23%	1,261
2014	12.242154	12.619587	3.08%	3,319
2013	12.808059	12.242154	-4.42%	4,282
2012	12.427386	12.808059	3.06%	15,637
2011	11.895243	12.427386	4.47%	20,050
2010	11.332348	11.895243	4.97%	22,658
2009	10.055439	11.332348	12.70%	24,162
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	40.910077	34.024723	-16.83%	0
2017	34.771789	40.910077	17.65%	0
2016	31.829343	34.771789	9.24%	0
2015	33.152108	31.829343	-3.99%	208
2014	32.035137	33.152108	3.49%	1,389
2013	24.157279	32.035137	32.61%	3,163
2012	21.606248	24.157279	11.81%	7,362
2011	24.831608	21.606248	-12.99%	9,340
2010	19.787872	24.831608	25.49%	8,964
2009	14.507346	19.787872	36.40%	10,176
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.369573	19.371481	-17.11%	0
2017	18.418879	23.369573	26.88%	0
2016	19.920039	18.418879	-7.54%	0
2015	19.758627	19.920039	0.82%	0
2014	22.076284	19.758627	-10.50%	0
2013	17.376797	22.076284	27.04%	0
2012	14.790864	17.376797	17.48%	0
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.810897	10.781768	-8.71%	0
2017	11.660673	11.810897	1.29%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	32.720802	26.343390	-19.49%	0
2017	28.150255	32.720802	16.24%	0
2016	26.393397	28.150255	6.66%	0
2015	27.933736	26.393397	-5.51%	0
2014	26.870583	27.933736	3.96%	0
2013	21.147708	26.870583	27.06%	2
2012	17.053414	21.147708	24.01%	2
2011	19.208053	17.053414	-11.22%	2
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.987705	11.451289	-11.83%	0
2017	11.882712	12.987705	9.30%	0
2016	10.756333	11.882712	10.47%	0
2015	11.751031	10.756333	-8.46%	0
2014	11.706605	11.751031	0.38%	0
2013	9.690767	11.706605	20.80%	0
2012	8.609522	9.690767	12.56%	0
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	15.055445	14.059739	-6.61%	0
2017	14.064110	15.055445	7.05%	0
2016	12.636799	14.064110	11.29%	0
2015	13.930309	12.636799	-9.29%	0
2014	13.643125	13.930309	2.10%	0
2013	12.268182	13.643125	11.21%	0
2012	11.158706	12.268182	9.94%	0
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	28.341528	26.253799	-7.37%	0
2017	24.084700	28.341528	17.67%	0
2016	21.263957	24.084700	13.27%	0
2015	22.611773	21.263957	-5.96%	0
2014	21.309008	22.611773	6.11%	0
2013	16.834675	21.309008	26.58%	0
2012	15.406701	16.834675	9.27%	0
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	0
2009	11.042301	12.646482	14.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	36.113240	30.703404	-14.98%	0
2017	33.437019	36.113240	8.00%	0
2016	26.313272	33.437019	27.07%	0
2015	29.110928	26.313272	-9.61%	0
2014	29.657612	29.110928	-1.84%	155
2013	22.303921	29.657612	32.97%	754
2012	19.303995	22.303921	15.54%	1,304
2011	20.550577	19.303995	-6.07%	1,632
2010	16.421012	20.550577	25.15%	1,545
2009	13.026819	16.421012	26.06%	1,480

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.435661	9.396839	-17.83%	0
2017	8.344054	11.435661	37.05%	0
2016	7.278985	8.344054	14.63%	0
2015	9.276693	7.278985	-21.53%	0
2014*	10.000000	9.276693	-7.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.282571	17.561592	-17.48%	0
2017	18.685154	21.282571	13.90%	0
2016	17.861737	18.685154	4.61%	0
2015	19.571927	17.861737	-8.74%	0
2014	22.565389	19.571927	-13.27%	394
2013	18.801218	22.565389	20.02%	0
2012	16.293762	18.801218	15.39%	0
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.982849	8.935931	-0.52%	0
2017	9.029242	8.982849	-0.51%	0
2016	8.986574	9.029242	0.47%	0
2015	9.621816	8.986574	-6.60%	0
2014	9.680971	9.621816	-0.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.792806	11.009209	-6.64%	0
2017	10.681418	11.792806	10.40%	0
2016	10.488392	10.681418	1.84%	0
2015	11.410116	10.488392	-8.08%	0
2014	11.246953	11.410116	1.45%	0
2013	10.146861	11.246953	10.84%	0
2012*	10.000000	10.146861	1.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.335544	-6.64%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.815560	9.092610	-7.37%	0
2017	9.699808	9.815560	1.19%	0
2016	9.985971	9.699808	-2.87%	0
2015	10.045800	9.985971	-0.60%	0
2014	9.834575	10.045800	2.15%	0
2013*	10.000000	9.834575	-1.65%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.405083	16.324150	-6.21%	0
2017	14.037661	17.405083	23.99%	0
2016	14.097545	14.037661	-0.42%	0
2015	13.789234	14.097545	2.24%	0
2014	13.061381	13.789234	5.57%	0
2013	9.572829	13.061381	36.44%	0
2012*	10.000000	9.572829	-4.27%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.550651	12.552295	-13.73%	0
2017	13.002134	14.550651	11.91%	0
2016	11.771507	13.002134	10.45%	0
2015	12.600404	11.771507	-6.58%	0
2014	12.393529	12.600404	1.67%	0
2013	9.884576	12.393529	25.38%	0
2012*	10.000000	9.884576	-1.15%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.634331	14.360656	-8.15%	0
2017	13.113895	15.634331	19.22%	0
2016	13.359038	13.113895	-1.84%	0
2015	13.546453	13.359038	-1.38%	0
2014	12.888285	13.546453	5.11%	0
2013	9.666690	12.888285	33.33%	0
2012*	10.000000	9.666690	-3.33%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.588273	13.461834	-7.72%	0
2017	12.636756	14.588273	15.44%	0
2016	13.287928	12.636756	-4.90%	0
2015	14.854651	13.287928	-10.55%	0
2014	16.065969	14.854651	-7.54%	0
2013	13.154808	16.065969	22.13%	0
2012	11.310153	13.154808	16.31%	0
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.407389	11.851924	-4.48%	0
2017	11.915788	12.407389	4.13%	0
2016	10.507143	11.915788	13.41%	0
2015	11.514588	10.507143	-8.75%	0
2014	11.577199	11.514588	-0.54%	0
2013	10.734738	11.577199	7.85%	0
2012*	10.000000	10.734738	7.35%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.740542	15.351650	-2.47%	0
2017	12.708306	15.740542	23.86%	0
2016	12.269589	12.708306	3.58%	0
2015	13.342581	12.269589	-8.04%	0
2014	12.673363	13.342581	5.28%	0
2013	9.993116	12.673363	26.82%	98
2012*	10.000000	9.993116	-0.07%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	24.294375	23.810341	-1.99%	0
2017	21.069013	24.294375	15.31%	0
2016	20.691053	21.069013	1.83%	0
2015	21.113194	20.691053	-2.00%	0
2014	19.985840	21.113194	5.64%	0
2013	17.092368	19.985840	16.93%	0
2012	15.447544	17.092368	10.65%	0
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.776380	9.417744	-3.67%	0
2017	9.691175	9.776380	0.88%	0
2016	9.713028	9.691175	-0.22%	0
2015*	10.000000	9.713028	-2.87%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	36.621773	36.352114	-0.74%	0
2017	28.861855	36.621773	26.89%	0
2016	29.006181	28.861855	-0.50%	0
2015	26.550030	29.006181	9.25%	0
2014	25.079234	26.550030	5.86%	1,142
2013	19.632078	25.079234	27.75%	3,674
2012	16.240951	19.632078	20.88%	6,379
2011	17.880799	16.240951	-9.17%	8,255
2010	17.205426	17.880799	3.93%	7,735
2009	12.072964	17.205426	42.51%	7,271
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.380473	22.038818	-1.53%	0
2017	15.822328	22.380473	41.45%	0
2016	14.238035	15.822328	11.13%	0
2015	13.940527	14.238035	2.13%	0
2014	13.062275	13.940527	6.72%	0
2013	9.884911	13.062275	32.14%	0
2012*	10.000000	9.884911	-1.15%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	27.362211	22.659795	-17.19%	0
2017	21.431005	27.362211	27.68%	0
2016	23.535308	21.431005	-8.94%	0
2015	26.442585	23.535308	-10.99%	0
2014	30.823301	26.442585	-14.21%	0
2013	27.634437	30.823301	11.54%	0
2012	25.018150	27.634437	10.46%	0
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.435184	8.293494	-20.52%	0
2017	8.363601	10.435184	24.77%	0
2016	7.094380	8.363601	17.89%	0
2015	9.092653	7.094380	-21.98%	0
2014	9.769345	9.092653	-6.93%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.037092	9.694347	-3.41%	0
2017	9.900668	10.037092	1.38%	0
2016*	10.000000	9.900668	-0.99%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.799294	15.153105	-4.09%	0
2017	12.812688	15.799294	23.31%	0
2016	12.065265	12.812688	6.19%	0
2015	12.633084	12.065265	-4.49%	0
2014	13.992537	12.633084	-9.72%	0
2013	10.151893	13.992537	37.83%	45
2012*	10.000000	10.151893	1.52%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	30.645586	26.808459	-12.52%	0
2017	26.755169	30.645586	14.54%	0
2016	24.092246	26.755169	11.05%	0
2015	24.917434	24.092246	-3.31%	0
2014	23.166576	24.917434	7.56%	1,965
2013	17.504873	23.166576	32.34%	5,547
2012	15.478018	17.504873	13.10%	8,833
2011	15.932162	15.478018	-2.85%	13,955
2010	14.677396	15.932162	8.55%	13,737
2009	12.281065	14.677396	19.51%	13,315

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.528251	16.322682	-11.90%	0
2017	14.968032	18.528251	23.79%	0
2016	14.767744	14.968032	1.36%	0
2015	14.231403	14.767744	3.77%	415
2014	14.418035	14.231403	-1.29%	457
2013	11.573939	14.418035	24.57%	0
2012	10.229478	11.573939	13.14%	0
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.473108	12.242136	-1.85%	0
2017	9.975555	12.473108	25.04%	0
2016	9.656072	9.975555	3.31%	0
2015*	10.000000	9.656072	-3.44%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	12.076364	11.677640	-3.30%	0
2017	11.683751	12.076364	3.36%	0
2016	11.307609	11.683751	3.33%	0
2015	11.682906	11.307609	-3.21%	0
2014	11.128259	11.682906	4.98%	0
2013	11.468456	11.128259	-2.97%	0
2012	10.761813	11.468456	6.57%	0
2011	10.460476	10.761813	2.88%	2,394
2010	10.029772	10.460476	4.29%	2,492
2009	9.395057	10.029772	6.76%	2,447
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.211445	20.148407	-9.29%	0
2017	20.765554	22.211445	6.96%	0
2016	19.239078	20.765554	7.93%	0
2015	19.946702	19.239078	-3.55%	0
2014	19.863112	19.946702	0.42%	0
2013	22.304789	19.863112	-10.95%	0
2012	19.388594	22.304789	15.04%	0
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.064250	9.046497	-10.11%	0
2017	9.161723	10.064250	9.85%	0
2016	8.164353	9.161723	12.22%	0
2015*	10.000000	8.164353	-18.36%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.074954	16.371910	-9.42%	0
2017	15.757517	18.074954	14.71%	0
2016	14.543512	15.757517	8.35%	0
2015	16.051685	14.543512	-9.40%	0
2014	16.793113	16.051685	-4.42%	0
2013	13.042589	16.793113	28.76%	0
2012	10.898138	13.042589	19.68%	711
2011	11.268224	10.898138	-3.28%	815
2010*	10.000000	11.268224	12.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.516991	21.659367	-11.66%	0
2017	23.163542	24.516991	5.84%	0
2016	19.741283	23.163542	17.34%	0
2015	21.167017	19.741283	-6.74%	0
2014	19.201317	21.167017	10.24%	0
2013	14.941048	19.201317	28.51%	1,451
2012	13.376901	14.941048	11.69%	9,635
2011	13.638833	13.376901	-1.92%	15,650
2010	12.349779	13.638833	10.44%	15,384
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.788806	14.640558	-7.27%	125,597
2017	13.969615	15.788806	13.02%	126,946
2016	13.130437	13.969615	6.39%	137,647
2015	13.322223	13.130437	-1.44%	168,551
2014	13.001021	13.322223	2.47%	174,273
2013	10.804736	13.001021	20.33%	211,201
2012	9.567364	10.804736	12.93%	667,235
2011	9.711892	9.567364	-1.49%	907,181
2010	8.883044	9.711892	9.33%	976,420
2009	7.374717	8.883044	20.45%	1,003,812
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.508215	10.144582	-3.46%	151,182
2017	10.430877	10.508215	0.74%	144,212
2016	10.410734	10.430877	0.19%	138,328
2015	10.691442	10.410734	-2.63%	171,746
2014	10.434838	10.691442	2.46%	173,128
2013	10.973899	10.434838	-4.91%	223,512
2012	10.712367	10.973899	2.44%	657,387
2011	10.380839	10.712367	3.19%	820,888
2010	10.034933	10.380839	3.45%	857,901
2009	9.167766	10.034933	9.46%	879,764

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.316674	16.190246	-11.61%	0
2017	14.328462	18.316674	27.83%	0
2016	14.652371	14.328462	-2.21%	0
2015	14.090739	14.652371	3.99%	0
2014	14.177020	14.090739	-0.61%	1,970
2013	11.291437	14.177020	25.56%	2,795
2012	9.476613	11.291437	19.15%	7,668
2011	10.705912	9.476613	-11.48%	10,887
2010	9.855254	10.705912	8.63%	9,957
2009	7.130857	9.855254	38.21%	9,701
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.585698	18.018053	-3.05%	0
2017	14.899564	18.585698	24.74%	0
2016	13.996280	14.899564	6.45%	0
2015	13.474432	13.996280	3.87%	643
2014	12.775229	13.474432	5.47%	2,149
2013	10.098875	12.775229	26.50%	2,637
2012	8.813957	10.098875	14.58%	9,128
2011	9.474450	8.813957	-6.97%	13,003
2010	8.213007	9.474450	15.36%	12,602
2009	6.063428	8.213007	35.45%	12,748
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.750785	15.034759	-4.55%	95,276
2017	13.234843	15.750785	19.01%	103,613
2016	12.206022	13.234843	8.43%	120,439
2015	12.371757	12.206022	-1.34%	153,523
2014	11.499829	12.371757	7.58%	162,815
2013	8.861095	11.499829	29.78%	214,471
2012	7.756072	8.861095	14.25%	837,992
2011	8.128126	7.756072	-4.58%	1,143,613
2010	7.504244	8.128126	8.31%	1,211,686
2009	5.883189	7.504244	27.55%	1,234,183
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.303388	13.630899	-4.70%	0
2017	13.781530	14.303388	3.79%	0
2016	12.995729	13.781530	6.05%	0
2015	13.711644	12.995729	-5.22%	0
2014	13.523599	13.711644	1.39%	0
2013	14.013744	13.523599	-3.50%	1,057
2012	12.792147	14.013744	9.55%	1,361
2011	12.416988	12.792147	3.02%	2,040
2010	11.504219	12.416988	7.93%	3,420
2009	9.476576	11.504219	21.40%	3,487

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	26.909658	24.301097	-9.69%	0
2017	23.425701	26.909658	14.87%	0
2016	20.412834	23.425701	14.76%	0
2015	22.372624	20.412834	-8.76%	529
2014	21.044310	22.372624	6.31%	1,164
2013	15.936048	21.044310	32.05%	699
2012	13.817957	15.936048	15.33%	3,002
2011	14.527469	13.817957	-4.88%	6,873
2010	12.893005	14.527469	12.68%	6,614
2009	10.298729	12.893005	25.19%	6,510
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.724595	9.579179	-10.68%	0
2017	9.277319	10.724595	15.60%	0
2016	9.230239	9.277319	0.51%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.019360	0.19%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	19.974080	18.907496	-5.34%	0
2017	19.168603	19.974080	4.20%	0
2016	17.203223	19.168603	11.42%	0
2015	18.098219	17.203223	-4.95%	0
2014	18.082103	18.098219	0.09%	0
2013	17.303007	18.082103	4.50%	0
2012	15.476618	17.303007	11.80%	0
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.895727	14.735254	-7.30%	0
2017	13.053331	15.895727	21.78%	0
2016	11.778201	13.053331	10.83%	0
2015	12.213538	11.778201	-3.56%	0
2014	11.743585	12.213538	4.00%	0
2013	8.382865	11.743585	40.09%	39
2012	7.351774	8.382865	14.03%	0
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.962349	15.580429	-8.15%	0
2017	14.682015	16.962349	15.53%	0
2016	13.661042	14.682015	7.47%	0
2015	14.055792	13.661042	-2.81%	0
2014	13.031802	14.055792	7.86%	14
2013	9.636828	13.031802	35.23%	107
2012	8.865197	9.636828	8.70%	556
2011	9.389401	8.865197	-5.58%	577
2010	7.785654	9.389401	20.60%	561
2009	6.076866	7.785654	28.12%	598
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.133585	12.310321	-12.90%	0
2017	12.086967	14.133585	16.93%	0
2016	11.427577	12.086967	5.77%	0
2015	11.917648	11.427577	-4.11%	0
2014	11.685258	11.917648	1.99%	0
2013	9.246906	11.685258	26.37%	0
2012	8.157148	9.246906	13.36%	0
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.882008	11.787457	-8.50%	19,062
2017	11.778364	12.882008	9.37%	19,766
2016	11.372514	11.778364	3.57%	20,448
2015	11.776942	11.372514	-3.43%	42,827
2014	11.569358	11.776942	1.79%	43,846
2013	10.338451	11.569358	11.91%	103,501
2012	9.538266	10.338451	8.39%	492,675
2011	9.905556	9.538266	-3.71%	531,079
2010	9.192454	9.905556	7.76%	550,066
2009	7.860440	9.192454	16.95%	516,087
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.685735	12.265597	-10.38%	0
2017	12.107559	13.685735	13.03%	0
2016	11.558193	12.107559	4.75%	7,950
2015	12.001919	11.558193	-3.70%	7,950
2014	11.745330	12.001919	2.18%	47,912
2013	9.925352	11.745330	18.34%	62,262
2012	8.949074	9.925352	10.91%	82,167
2011	9.496094	8.949074	-5.76%	137,469
2010	8.656945	9.496094	9.69%	138,062
2009	7.143618	8.656945	21.18%	141,194

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.402618	10.837557	-4.96%	5,041
2017	10.983805	11.402618	3.81%	6,356
2016	10.756927	10.983805	2.11%	7,563
2015	11.102937	10.756927	-3.12%	8,874
2014	11.008655	11.102937	0.86%	10,280
2013	10.749121	11.008655	2.41%	17,580
2012	10.245779	10.749121	4.91%	29,197
2011	10.351065	10.245779	-1.02%	19,037
2010	9.930231	10.351065	4.24%	19,264
2009	9.002246	9.930231	10.31%	19,476
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.561444	10.491214	-9.26%	0
2017	10.320912	11.561444	12.02%	0
2016	10.017356	10.320912	3.03%	0
2015	10.724230	10.017356	-6.59%	0
2014	10.745093	10.724230	-0.19%	0
2013*	10.000000	10.745093	7.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.872563	10.766495	-9.32%	0
2017	10.326422	11.872563	14.97%	0
2016	9.960826	10.326422	3.67%	0
2015	10.729036	9.960826	-7.16%	0
2014	10.882598	10.729036	-1.41%	0
2013*	10.000000	10.882598	8.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.319164	12.076584	-9.33%	7,882
2017	11.973140	13.319164	11.24%	7,885
2016	11.492251	11.973140	4.18%	7,887
2015	11.901731	11.492251	-3.44%	13,447
2014	11.661464	11.901731	2.06%	13,450
2013	10.142337	11.661464	14.98%	19,292
2012	9.248297	10.142337	9.67%	7,252
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	2,454
2009	7.498783	8.925125	19.02%	2,458
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.887308	12.264166	-11.69%	9,117
2017	12.050319	13.887308	15.24%	0
2016	11.474722	12.050319	5.02%	0
2015	11.936910	11.474722	-3.87%	0
2014	11.696872	11.936910	2.05%	0
2013	9.643307	11.696872	21.30%	0
2012	8.623202	9.643307	11.83%	0
2011	9.267801	8.623202	-6.96%	43,622
2010	8.380060	9.267801	10.59%	43,622
2009	6.783234	8.380060	23.54%	43,622

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.439080	11.560655	-7.06%	9,397
2017	11.597567	12.439080	7.26%	10,042
2016	11.209616	11.597567	3.46%	10,682
2015	11.608949	11.209616	-3.44%	12,215
2014	11.427902	11.608949	1.58%	12,785
2013	10.525908	11.427902	8.57%	20,974
2012	9.800970	10.525908	7.40%	40,642
2011	10.068668	9.800970	-2.66%	104,748
2010	9.461446	10.068668	6.42%	105,457
2009	8.237629	9.461446	14.86%	107,777
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.542402	11.186392	-3.08%	0
2017	11.351001	11.542402	1.69%	0
2016	11.075009	11.351001	2.49%	0
2015	11.448159	11.075009	-3.26%	0
2014	11.205370	11.448159	2.17%	60
2013	11.730627	11.205370	-4.48%	1,823
2012	11.182985	11.730627	4.90%	1,182
2011	10.784411	11.182985	3.70%	1,022
2010	10.348160	10.784411	4.22%	1,092
2009	9.763757	10.348160	5.99%	1,057
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.305285	11.833806	-3.83%	0
2017	12.149365	12.305285	1.28%	0
2016	12.045448	12.149365	0.86%	0
2015	12.405833	12.045448	-2.90%	0
2014	12.119264	12.405833	2.36%	0
2013	12.677031	12.119264	-4.40%	0
2012	12.126376	12.677031	4.54%	450
2011	11.715238	12.126376	3.51%	412
2010	11.102394	11.715238	5.52%	436
2009	9.769545	11.102394	13.64%	441
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.395362	11.740533	-12.35%	0
2017	11.641645	13.395362	15.06%	0
2016	10.707746	11.641645	8.72%	0
2015	11.328982	10.707746	-5.48%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.440784	11.191310	-10.04%	0
2017	11.196998	12.440784	11.11%	0
2016	10.546701	11.196998	6.17%	0
2015	10.999853	10.546701	-4.12%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.954246	25.898398	-3.92%	0
2017	21.732271	26.954246	24.03%	0
2016	21.548784	21.732271	0.85%	0
2015	21.062905	21.548784	2.31%	0
2014	19.878764	21.062905	5.96%	0
2013	14.944600	19.878764	33.02%	1
2012	12.930791	14.944600	15.57%	4,909
2011	13.587105	12.930791	-4.83%	9,179
2010	12.828419	13.587105	5.91%	9,594
2009*	10.000000	12.828419	28.28%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	32.236248	25.903840	-19.64%	0
2017	23.385917	32.236248	37.84%	0
2016	22.292148	23.385917	4.91%	0
2015	27.267037	22.292148	-18.25%	0
2014	29.636012	27.267037	-7.99%	0
2013	30.235157	29.636012	-1.98%	0
2012	26.481086	30.235157	14.18%	0
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	11.082093	10.809488	-2.46%	0
2017	11.122015	11.082093	-0.36%	0
2016	11.310857	11.122015	-1.67%	0
2015	11.601634	11.310857	-2.51%	0
2014	11.367522	11.601634	2.06%	77
2013	12.139413	11.367522	-6.36%	1,983
2012	12.069717	12.139413	0.58%	13,327
2011	11.529190	12.069717	4.69%	22,814
2010	11.273580	11.529190	2.27%	23,840
2009	11.248359	11.273580	0.22%	23,511
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.137179	8.051268	-1.06%	0
2017	8.301743	8.137179	-1.98%	0
2016	8.504666	8.301743	-2.39%	0
2015	8.713799	8.504666	-2.40%	0
2014	8.928072	8.713799	-2.40%	395
2013	9.147615	8.928072	-2.40%	4,597
2012	9.373181	9.147615	-2.41%	20,082
2011	9.603023	9.373181	-2.39%	24,425
2010	9.839148	9.603023	-2.40%	25,008
2009	10.076866	9.839148	-2.36%	22,994

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.544483	7.935354	-16.86%	0
2017	7.695009	9.544483	24.03%	0
2016	7.834072	7.695009	-1.78%	0
2015	8.293899	7.834072	-5.54%	0
2014	8.559487	8.293899	-3.10%	0
2013	7.459759	8.559487	14.74%	464
2012	6.633540	7.459759	12.46%	579
2011	7.551551	6.633540	-12.16%	600
2010	6.846778	7.551551	10.29%	555
2009	5.419158	6.846778	26.34%	567
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.244913	8.585258	-16.20%	0
2017	8.433490	10.244913	21.48%	0
2016	8.595340	8.433490	-1.88%	0
2015	8.930800	8.595340	-3.76%	0
2014	9.754018	8.930800	-8.44%	0
2013	8.258547	9.754018	18.11%	0
2012	7.158381	8.258547	15.37%	0
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	111
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	25.992298	23.118833	-11.06%	6,909
2017	22.485486	25.992298	15.60%	6,968
2016	21.044377	22.485486	6.85%	7,034
2015	21.779300	21.044377	-3.37%	7,108
2014	21.255225	21.779300	2.47%	7,176
2013	17.114406	21.255225	24.19%	7,248
2012	15.130036	17.114406	13.12%	0
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.989357	14.846773	-7.15%	37,190
2017	14.740619	15.989357	8.47%	37,386
2016	14.206667	14.740619	3.76%	44,966
2015	14.581351	14.206667	-2.57%	57,007
2014	14.284904	14.581351	2.08%	40,157
2013	12.903884	14.284904	10.70%	37,932
2012	12.087413	12.903884	6.75%	0
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	19.056073	17.392840	-8.73%	12,306
2017	17.005033	19.056073	12.06%	12,306
2016	16.170499	17.005033	5.16%	12,306
2015	16.656758	16.170499	-2.92%	12,306
2014	16.220928	16.656758	2.69%	0
2013	13.908312	16.220928	16.63%	0
2012	12.695864	13.908312	9.55%	0
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.978937	12.437327	-4.17%	5,341
2017	12.582179	12.978937	3.15%	5,433
2016	12.363567	12.582179	1.77%	5,523
2015	12.634148	12.363567	-2.14%	13,279
2014	12.460086	12.634148	1.40%	13,282
2013	12.178063	12.460086	2.32%	11,903
2012	11.864224	12.178063	2.65%	13,288
2011	11.809140	11.864224	0.47%	2,355
2010	11.426159	11.809140	3.35%	2,610
2009	10.732127	11.426159	6.47%	2,867
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.474777	10.567878	-7.90%	0
2017	10.309570	11.474777	11.30%	0
2016	9.992039	10.309570	3.18%	0
2015	10.580716	9.992039	-5.56%	0
2014	10.581054	10.580716	0.00%	0
2013*	10.000000	10.581054	5.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.834486	10.849645	-8.32%	0
2017	10.366191	11.834486	14.16%	0
2016	9.930150	10.366191	4.39%	0
2015	10.593330	9.930150	-6.26%	0
2014	10.668877	10.593330	-0.71%	0
2013*	10.000000	10.668877	6.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.496243	17.945015	-7.96%	23,411
2017	17.687744	19.496243	10.22%	33,930
2016	16.913328	17.687744	4.58%	36,989
2015	17.387448	16.913328	-2.73%	44,697
2014	16.937451	17.387448	2.66%	51,308
2013	14.879719	16.937451	13.83%	81,102
2012	13.758856	14.879719	8.15%	278,349
2011	14.102159	13.758856	-2.43%	382,376
2010	13.027001	14.102159	8.25%	390,952
2009	11.203480	13.027001	16.28%	416,304

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.299203	20.980007	-9.95%	9,019
2017	20.458212	23.299203	13.89%	9,020
2016	19.321113	20.458212	5.89%	9,022
2015	19.941802	19.321113	-3.11%	9,023
2014	19.467189	19.941802	2.44%	14,192
2013	16.298507	19.467189	19.44%	14,190
2012	14.680173	16.298507	11.02%	5,281
2011	15.367236	14.680173	-4.47%	7,310
2010	13.953951	15.367236	10.13%	10,641
2009	11.493521	13.953951	21.41%	11,433
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.179824	15.200104	-6.06%	20,153
2017	15.178385	16.179824	6.60%	21,032
2016	14.711574	15.178385	3.17%	21,875
2015	15.077952	14.711574	-2.43%	33,575
2014	14.749667	15.077952	2.23%	56,918
2013	13.676920	14.749667	7.84%	90,795
2012	12.971176	13.676920	5.44%	332,870
2011	13.020842	12.971176	-0.38%	428,279
2010	12.293875	13.020842	5.91%	439,074
2009	10.995112	12.293875	11.81%	461,805
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.474207	10.657513	-7.12%	0
2017	10.000144	11.474207	14.74%	0
2016	9.438571	10.000144	5.95%	0
2015	9.892996	9.438571	-4.59%	0
2014*	10.000000	9.892996	-1.07%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.580208	11.960470	-4.93%	0
2017	10.590733	12.580208	18.79%	0
2016	9.859969	10.590733	7.41%	0
2015	10.088185	9.859969	-2.26%	0
2014*	10.000000	10.088185	0.88%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	38.487653	33.282739	-13.52%	0
2017	34.057198	38.487653	13.01%	0
2016	29.006830	34.057198	17.41%	0
2015	30.492929	29.006830	-4.87%	0
2014	28.552970	30.492929	6.79%	0
2013	21.988063	28.552970	29.86%	0
2012	19.178853	21.988063	14.65%	417
2011	20.162568	19.178853	-4.88%	2,200
2010	16.368904	20.162568	23.18%	2,069
2009	12.263795	16.368904	33.47%	2,272

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.378269	9.252580	-18.68%	0
2017	9.285885	11.378269	22.53%	0
2016	9.754725	9.285885	-4.81%	0
2015	10.060512	9.754725	-3.04%	0
2014	10.449226	10.060512	-3.72%	0
2013	8.842358	10.449226	18.17%	221
2012	7.843017	8.842358	12.74%	0
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.695507	12.661320	-19.33%	0
2017	13.122965	15.695507	19.60%	0
2016	12.806828	13.122965	2.47%	0
2015	13.862942	12.806828	-7.62%	0
2014	15.725783	13.862942	-11.85%	1,770
2013	13.310509	15.725783	18.15%	0
2012	11.652092	13.310509	14.23%	0
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	17.060927	16.091276	-5.68%	0
2017	13.457945	17.060927	26.77%	0
2016	13.518906	13.457945	-0.45%	0
2015	13.431004	13.518906	0.65%	0
2014	12.493391	13.431004	7.50%	20
2013	9.523151	12.493391	31.19%	407
2012	8.401781	9.523151	13.35%	26
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	0
2009	6.258057	7.900660	26.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.192117	13.076922	-13.92%	0
2017	13.609918	15.192117	11.63%	0
2016	12.015655	13.609918	13.27%	0
2015	12.749316	12.015655	-5.75%	0
2014	11.849092	12.749316	7.60%	0
2013	8.990984	11.849092	31.79%	696
2012	7.834394	8.990984	14.76%	795
2011	8.547450	7.834394	-8.34%	903
2010	7.767444	8.547450	10.04%	824
2009	6.246255	7.767444	24.35%	813

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.864062	15.297022	-9.29%	0
2017	13.548516	16.864062	24.47%	0
2016	13.088175	13.548516	3.52%	0
2015	13.456586	13.088175	-2.74%	0
2014	13.293073	13.456586	1.23%	10
2013	9.826246	13.293073	35.28%	185
2012	8.782318	9.826246	11.89%	4,883
2011	9.417019	8.782318	-6.74%	6,947
2010	7.629059	9.417019	23.44%	6,641
2009	6.169051	7.629059	23.67%	7,356
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.566361	16.582086	-15.25%	0
2017	17.609105	19.566361	11.12%	0
2016	15.341646	17.609105	14.78%	0
2015	16.186032	15.341646	-5.22%	0
2014	14.171927	16.186032	14.21%	13
2013	10.701997	14.171927	32.42%	262
2012	9.425153	10.701997	13.55%	18
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	25.461797	22.805522	-10.43%	0
2017	20.927905	25.461797	21.66%	0
2016	19.842167	20.927905	5.47%	0
2015	20.223057	19.842167	-1.88%	0
2014	20.207486	20.223057	0.08%	0
2013	14.382735	20.207486	40.50%	0
2012	13.031087	14.382735	10.37%	0
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	36.207540	29.283036	-19.12%	0
2017	34.109607	36.207540	6.15%	0
2016	27.819981	34.109607	22.61%	0
2015	30.417285	27.819981	-8.54%	0
2014	29.190460	30.417285	4.20%	0
2013	21.359001	29.190460	36.67%	0
2012	18.191579	21.359001	17.41%	185
2011	19.713111	18.191579	-7.72%	224
2010	15.969545	19.713111	23.44%	205
2009	13.000376	15.969545	22.84%	217

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	33.924849	28.857030	-14.94%	0
2017	30.703900	33.924849	10.49%	0
2016	25.669737	30.703900	19.61%	0
2015	26.809132	25.669737	-4.25%	0
2014	27.316590	26.809132	-1.86%	567
2013	19.912923	27.316590	37.18%	792
2012	17.707433	19.912923	12.46%	903
2011	19.259724	17.707433	-8.06%	1,374
2010	15.788870	19.259724	21.98%	1,296
2009	12.033906	15.788870	31.20%	1,349
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	24.842259	24.175411	-2.68%	0
2017	21.166097	24.842259	17.37%	0
2016	19.508319	21.166097	8.50%	0
2015	19.856636	19.508319	-1.75%	0
2014	18.194917	19.856636	9.13%	0
2013	14.253461	18.194917	27.65%	130
2012	12.828388	14.253461	11.11%	0
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.125047	12.288584	-6.37%	0
2017	12.668544	13.125047	3.60%	0
2016	12.109934	12.668544	4.61%	0
2015	13.152227	12.109934	-7.92%	0
2014	10.478041	13.152227	25.52%	0
2013	10.453450	10.478041	0.24%	0
2012	9.267104	10.453450	12.80%	0
2011	8.945347	9.267104	3.60%	0
2010	7.059729	8.945347	26.71%	0
2009	5.542287	7.059729	27.38%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.243039	15.078496	-7.17%	0
2017	13.727576	16.243039	18.32%	0
2016	12.625344	13.727576	8.73%	0
2015	12.814986	12.625344	-1.48%	0
2014	11.611606	12.814986	10.36%	0
2013*	10.000000	11.611606	16.12%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.442041	9.289784	-1.61%	0
2017	9.523193	9.442041	-0.85%	0
2016	9.519523	9.523193	0.04%	0
2015	9.787010	9.519523	-2.73%	0
2014	9.978382	9.787010	-1.92%	0
2013	10.212988	9.978382	-2.30%	3,376
2012	10.108599	10.212988	1.03%	21,763
2011	10.223781	10.108599	-1.13%	24,065
2010	10.227686	10.223781	-0.04%	26,736
2009	9.783586	10.227686	4.54%	27,171
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.539721	13.444351	-13.48%	0
2017	13.943363	15.539721	11.45%	0
2016	11.818574	13.943363	17.98%	0
2015	12.730766	11.818574	-7.17%	0
2014	12.475994	12.730766	2.04%	0
2013*	10.000000	12.475994	24.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.468643	12.726826	-17.73%	0
2017	12.913983	15.468643	19.78%	0
2016	13.084781	12.913983	-1.31%	0
2015	13.951177	13.084781	-6.21%	0
2014	15.562210	13.951177	-10.35%	13
2013	13.276862	15.562210	17.21%	376
2012	11.378023	13.276862	16.69%	1,178
2011	13.311660	11.378023	-14.53%	2,431
2010	12.824878	13.311660	3.80%	1,312
2009*	10.000000	12.824878	28.25%	0
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	14.476129	11.731867	-18.96%	0
2017	11.700107	14.476129	23.73%	0
2016	12.208725	11.700107	-4.17%	0
2015	12.320705	12.208725	-0.91%	0
2014	13.051022	12.320705	-5.60%	0
2013	11.347999	13.051022	15.01%	0
2012	9.814053	11.347999	15.63%	0
2011	11.469464	9.814053	-14.43%	0
2010	9.630915	11.469464	19.09%	0
2009	7.336000	9.630915	31.28%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	32.604994	29.731142	-8.81%	0
2017	26.817148	32.604994	21.58%	0
2016	26.377036	26.817148	1.67%	0
2015	26.759528	26.377036	-1.43%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.900294	8.774199	-1.42%	0
2017	9.037999	8.900294	-1.52%	0
2016	9.148095	9.037999	-1.20%	0
2015	9.355869	9.148095	-2.22%	0
2014	9.527813	9.355869	-1.80%	623
2013	9.702266	9.527813	-1.80%	3,935
2012	9.503798	9.702266	2.09%	4,482
2011	9.708807	9.503798	-2.11%	8,412
2010	9.448186	9.708807	2.76%	8,591
2009	8.542060	9.448186	10.61%	8,269
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.555492	24.430627	-8.00%	0
2017	22.972693	26.555492	15.60%	0
2016	21.423225	22.972693	7.23%	0
2015	22.052281	21.423225	-2.85%	0
2014	20.469401	22.052281	7.73%	0
2013	15.241229	20.469401	34.30%	0
2012	14.071878	15.241229	8.31%	0
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	35.125895	29.686771	-15.48%	0
2017	26.398705	35.125895	33.06%	0
2016	27.088638	26.398705	-2.55%	0
2015	26.771653	27.088638	1.18%	0
2014	26.877420	26.771653	-0.39%	0
2013	21.684985	26.877420	23.94%	0
2012	18.370602	21.684985	18.04%	0
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.068137	9.379154	-6.84%	0
2017	9.727787	10.068137	3.50%	0
2016	9.378739	9.727787	3.72%	0
2015	9.854964	9.378739	-4.83%	0
2014	9.851836	9.854964	0.03%	0
2013	10.131287	9.851836	-2.76%	0
2012*	10.000000	10.131287	1.31%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.574667	8.301684	-21.49%	0
2017	8.568031	10.574667	23.42%	0
2016	9.023153	8.568031	-5.04%	0
2015	8.966561	9.023153	0.63%	526
2014*	10.000000	8.966561	-10.33%	564

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	26.237902	23.531229	-10.32%	0
2017	23.047037	26.237902	13.85%	0
2016	21.215142	23.047037	8.63%	0
2015	21.081858	21.215142	0.63%	0
2014	19.565331	21.081858	7.75%	0
2013	15.251341	19.565331	28.29%	122
2012	13.401323	15.251341	13.80%	3,837
2011	13.773502	13.401323	-2.70%	5,346
2010	12.183755	13.773502	13.05%	5,180
2009	9.753109	12.183755	24.92%	6,059
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	37.400893	32.651488	-12.70%	0
2017	33.638557	37.400893	11.18%	0
2016	29.287533	33.638557	14.86%	0
2015	31.955149	29.287533	-8.35%	0
2014	29.323383	31.955149	8.97%	0
2013	21.364819	29.323383	37.25%	0
2012	18.604010	21.364819	14.84%	1,516
2011	19.525898	18.604010	-4.72%	2,199
2010	16.257290	19.525898	20.11%	2,041
2009	12.168939	16.257290	33.60%	2,560
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.919571	10.075603	-7.73%	0
2017	9.867179	10.919571	10.67%	0
2016	8.953609	9.867179	10.20%	0
2015	10.102046	8.953609	-11.37%	0
2014	10.303598	10.102046	-1.96%	0
2013	10.545444	10.303598	-2.29%	0
2012*	10.000000	10.545444	5.45%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.147145	9.424467	-7.12%	0
2017	9.469804	10.147145	7.15%	0
2016	8.569702	9.469804	10.50%	0
2015	8.993138	8.569702	-4.71%	0
2014	9.086649	8.993138	-1.03%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.990047	10.287980	-6.39%	0
2017	10.168046	10.990047	8.08%	0
2016	10.123464	10.168046	0.44%	0
2015	11.174200	10.123464	-9.40%	0
2014	11.414620	11.174200	-2.11%	0
2013	12.517322	11.414620	-8.81%	0
2012	12.188222	12.517322	2.70%	0
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.389455	10.162799	-2.18%	0
2017	10.512586	10.389455	-1.17%	0
2016	10.631632	10.512586	-1.12%	0
2015	10.870369	10.631632	-2.20%	972
2014	11.054956	10.870369	-1.67%	3,351
2013	11.353169	11.054956	-2.63%	3,123
2012	11.000548	11.353169	3.21%	2,344
2011	11.157851	11.000548	-1.41%	3,161
2010	10.868605	11.157851	2.66%	1,510
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2018	10.024788	9.922504	-1.02%	0
2017	10.039196	10.024788	-0.14%	0
2016*	10.000000	10.039196	0.39%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	10.346196	10.032432	-3.03%	0
2017	10.112762	10.346196	2.31%	0
2016	10.099812	10.112762	0.13%	0
2015	10.313549	10.099812	-2.07%	0
2014	10.144395	10.313549	1.67%	2,285
2013	10.611719	10.144395	-4.40%	2,886
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB - Q/NQ
2018	11.180890	9.984791	-10.70%	0
2017*	10.000000	11.180890	11.81%	0
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB - Q/NQ
2018	13.145851	13.133878	-0.09%	0
2017	10.288502	13.145851	27.77%	0
2016*	10.000000	10.288502	2.89%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2018	18.583580	14.668571	-21.07%	0
2017	15.041089	18.583580	23.55%	0
2016	15.797536	15.041089	-4.79%	0
2015	16.163411	15.797536	-2.26%	0
2014	17.765047	16.163411	-9.02%	0
2013	14.212168	17.765047	25.00%	0
2012	11.944606	14.212168	18.98%	0
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2018	32.244929	31.736288	-1.58%	0
2017	25.949400	32.244929	24.26%	0
2016	29.776656	25.949400	-12.85%	0
2015	27.126126	29.776656	9.77%	0
2014	21.179612	27.126126	28.08%	0
2013	14.417362	21.179612	46.90%	0
2012	11.276824	14.417362	27.85%	0
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2018	7.034236	4.913293	-30.15%	0
2017	7.351636	7.034236	-4.32%	0
2016	5.251877	7.351636	39.98%	0
2015	8.107568	5.251877	-35.22%	0
2014	10.299944	8.107568	-21.29%	0
2013	9.568141	10.299944	7.65%	0
2012*	10.000000	9.568141	-4.32%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	7.195088	5.035842	-30.01%	0
2017	7.498832	7.195088	-4.05%	0
2016	5.345954	7.498832	40.27%	0
2015	8.230573	5.345954	-35.05%	0
2014	10.424788	8.230573	-21.05%	0
2013	9.663222	10.424788	7.88%	0
2012*	10.000000	9.663222	-3.37%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2018	21.759432	18.409431	-15.40%	0
2017	17.628830	21.759432	23.43%	0
2016	17.383937	17.628830	1.41%	0
2015	18.383947	17.383937	-5.44%	0
2014	17.092630	18.383947	7.55%	0
2013	13.076180	17.092630	30.72%	0
2012	11.522671	13.076180	13.48%	0
2011	12.670553	11.522671	-9.06%	0
2010	11.555452	12.670553	9.65%	0
2009	9.318017	11.555452	24.01%	0
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 - Q/NQ
2018	18.167986	17.214612	-5.25%	0
2017	16.582302	18.167986	9.56%	0
2016	15.778574	16.582302	5.09%	0
2015	15.967153	15.778574	-1.18%	0
2014	13.857334	15.967153	15.23%	0
2013	11.868169	13.857334	16.76%	0
2012	10.758374	11.868169	10.32%	0
2011	10.351008	10.758374	3.94%	0
2010	9.361271	10.351008	10.57%	0
2009	8.307548	9.361271	12.68%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 - Q/NQ
2018	23.986770	23.472411	-2.14%	0
2017	18.257952	23.986770	31.38%	0
2016	18.609191	18.257952	-1.89%	0
2015	18.813966	18.609191	-1.09%	0
2014	18.559426	18.813966	1.37%	0
2013	13.594037	18.559426	36.53%	0
2012	11.569872	13.594037	17.50%	0
2011	12.549226	11.569872	-7.80%	0
2010*	10.000000	12.549226	25.49%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2018	26.101977	25.805300	-1.14%	0
2017	21.247553	26.101977	22.85%	0
2016	20.203456	21.247553	5.17%	0
2015	21.314779	20.203456	-5.21%	0
2014	22.256994	21.314779	-4.23%	0
2013	15.179233	22.256994	46.63%	0
2012	14.418534	15.179233	5.28%	0
2011	15.484207	14.418534	-6.88%	544
2010	12.514207	15.484207	23.73%	506
2009	8.399904	12.514207	48.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2018	12.109826	10.943605	-9.63%	0
2017	10.857849	12.109826	11.53%	0
2016	10.767338	10.857849	0.84%	0
2015	11.183179	10.767338	-3.72%	0
2014	11.001249	11.183179	1.65%	0
2013	10.075212	11.001249	9.19%	0
2012*	10.000000	10.075212	0.75%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B - Q/NQ
2018	26.907936	24.710932	-8.16%	0
2017	23.256500	26.907936	15.70%	0
2016	21.462893	23.256500	8.36%	0
2015	21.692458	21.462893	-1.06%	0
2014	20.346950	21.692458	6.61%	0
2013	15.496892	20.346950	31.30%	0
2012	13.550302	15.496892	14.37%	0
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	0
2009	10.136716	11.900508	17.40%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.598966	-24.01%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2018	38.140811	31.510686	-17.38%	0
2017	34.644045	38.140811	10.09%	0
2016	28.456479	34.644045	21.74%	0
2015	30.932640	28.456479	-8.01%	0
2014	29.105747	30.932640	6.28%	0
2013	21.677809	29.105747	34.27%	0
2012	18.758889	21.677809	15.56%	0
2011	21.043653	18.758889	-10.86%	0
2010	17.040614	21.043653	23.49%	55
2009	12.245136	17.040614	39.16%	72
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.881780	11.262408	-5.21%	0
2017	11.748010	11.881780	1.14%	0
2016	11.536116	11.748010	1.84%	0
2015	12.125175	11.536116	-4.86%	0
2014	12.032657	12.125175	0.77%	0
2013	13.477754	12.032657	-10.72%	0
2012	12.866747	13.477754	4.75%	0
2011	11.802690	12.866747	9.02%	0
2010	11.509854	11.802690	2.54%	170
2009	10.705391	11.509854	7.51%	197

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
2018	25.913984	23.457230	-9.48%	0
2017	22.080894	25.913984	17.36%	0
2016	19.994602	22.080894	10.43%	0
2015	21.793320	19.994602	-8.25%	0
2014	19.888100	21.793320	9.58%	0
2013	15.047817	19.888100	32.17%	0
2012	13.478027	15.047817	11.65%	0
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	0
2009	10.525912	12.092990	14.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
2018	26.465004	22.466867	-15.11%	0
2017	24.336829	26.465004	8.74%	0
2016	20.328128	24.336829	19.72%	0
2015	21.173172	20.328128	-3.99%	0
2014	18.672675	21.173172	13.39%	0
2013	14.735474	18.672675	26.72%	0
2012	12.997296	14.735474	13.37%	0
2011	13.436344	12.997296	-3.27%	148
2010	11.576682	13.436344	16.06%	142
2009	9.142685	11.576682	26.62%	151
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2018	10.518186	9.962765	-5.28%	0
2017	10.068888	10.518186	4.46%	0
2016	9.148362	10.068888	10.06%	0
2015*	10.000000	9.148362	-8.52%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	9.781165	9.471402	-3.17%	0
2017	9.714671	9.781165	0.68%	0
2016	9.718993	9.714671	-0.04%	0
2015*	10.000000	9.718993	-2.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.469951	11.260660	-9.70%	0
2017	10.972715	12.469951	13.65%	0
2016	9.691160	10.972715	13.22%	0
2015*	10.000000	9.691160	-3.09%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	15.570791	14.036121	-9.86%	0
2017	14.036520	15.570791	10.93%	0
2016	13.860649	14.036520	1.27%	0
2015	14.352496	13.860649	-3.43%	0
2014	14.434097	14.352496	-0.57%	0
2013	12.932238	14.434097	11.61%	0
2012	12.056173	12.932238	7.27%	0
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.128313	9.483772	-6.36%	0
2017*	10.000000	10.128313	1.28%	0
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2018	15.911911	12.890039	-18.99%	0
2017	14.594348	15.911911	9.03%	0
2016	11.412192	14.594348	27.88%	0
2015	12.507129	11.412192	-8.75%	0
2014	12.139237	12.507129	3.03%	0
2013*	10.000000	12.139237	21.39%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	12.959735	10.657576	-17.76%	0
2017	11.547433	12.959735	12.23%	0
2016	10.274656	11.547433	12.39%	0
2015	10.804601	10.274656	-4.90%	0
2014*	10.000000	10.804601	8.05%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2018	39.132298	34.742113	-11.22%	0
2017	35.685973	39.132298	9.66%	0
2016	29.094331	35.685973	22.66%	0
2015	30.536495	29.094331	-4.72%	0
2014	29.778348	30.536495	2.55%	77
2013	21.693312	29.778348	37.27%	207
2012	19.214633	21.693312	12.90%	239
2011	19.586030	19.214633	-1.90%	925
2010	15.956377	19.586030	22.75%	1,239
2009	13.083009	15.956377	21.96%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
2018	27.988576	25.973667	-7.20%	0
2017	23.668590	27.988576	18.25%	0
2016	21.770515	23.668590	8.72%	0
2015	22.125167	21.770515	-1.60%	0
2014	20.053009	22.125167	10.33%	0
2013	15.607855	20.053009	28.48%	0
2012	13.856527	15.607855	12.64%	0
2011	13.977313	13.856527	-0.86%	0
2010	12.509578	13.977313	11.73%	0
2009	10.173974	12.509578	22.96%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
2018	24.658315	22.342410	-9.39%	0
2017	19.900550	24.658315	23.91%	0
2016	18.952177	19.900550	5.00%	0
2015	19.970149	18.952177	-5.10%	0
2014	18.985726	19.970149	5.19%	0
2013	16.107778	18.985726	17.87%	0
2012	14.993277	16.107778	7.43%	0
2011	14.133774	14.993277	6.08%	203
2010	12.593764	14.133774	12.23%	212
2009	10.562171	12.593764	19.23%	219
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
2018	23.378241	18.403913	-21.28%	0
2017	19.267782	23.378241	21.33%	0
2016	16.911054	19.267782	13.94%	0
2015	17.784407	16.911054	-4.91%	0
2014	17.993364	17.784407	-1.16%	0
2013	12.444353	17.993364	44.59%	0
2012	10.610180	12.444353	17.29%	0
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.156023	9.897339	-2.55%	0
2017	10.063936	10.156023	0.92%	0
2016	9.468923	10.063936	6.28%	0
2015	9.804009	9.468923	-3.42%	0
2014	9.993056	9.804009	-1.89%	0
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares - Q/NQ
2018*	10.000000	9.014883	-9.85%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
2018	12.255846	11.860287	-3.23%	0
2017	12.108783	12.255846	1.21%	0
2016	11.988649	12.108783	1.00%	0
2015	12.343996	11.988649	-2.88%	0
2014	12.224583	12.343996	0.98%	0
2013	12.438267	12.224583	-1.72%	0
2012	11.650843	12.438267	6.76%	0
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	469
2009	9.457548	11.085499	17.21%	461
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.180581	-18.19%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
2018	15.136663	14.134559	-6.62%	0
2017	13.755406	15.136663	10.04%	0
2016	13.399102	13.755406	2.66%	0
2015	13.808896	13.399102	-2.97%	0
2014	13.583691	13.808896	1.66%	0
2013	12.301440	13.583691	10.42%	0
2012	11.301985	12.301440	8.84%	0
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
2018	16.275856	14.909959	-8.39%	0
2017	14.349977	16.275856	13.42%	0
2016	13.902638	14.349977	3.22%	0
2015	14.317559	13.902638	-2.90%	0
2014	14.032323	14.317559	2.03%	0
2013	12.439711	14.032323	12.80%	0
2012	11.278658	12.439711	10.29%	0
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
2018	17.714694	15.886491	-10.32%	0
2017	15.044791	17.714694	17.75%	0
2016	14.497527	15.044791	3.77%	0
2015	14.940810	14.497527	-2.97%	0
2014	14.622477	14.940810	2.18%	0
2013	12.346393	14.622477	18.44%	0
2012	10.988881	12.346393	12.35%	0
2011	11.592302	10.988881	-5.21%	1,114
2010	10.253829	11.592302	13.05%	1,116
2009	8.012990	10.253829	27.97%	1,119

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.729866	10.932767	-6.80%	0
2017	10.354740	11.729866	13.28%	0
2016*	10.000000	10.354740	3.55%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2018	14.867782	10.909603	-26.62%	0
2017	15.675181	14.867782	-5.15%	0
2016	12.035279	15.675181	30.24%	0
2015	15.568540	12.035279	-22.69%	0
2014	18.295656	15.568540	-14.91%	0
2013	15.107258	18.295656	21.11%	0
2012	14.787521	15.107258	2.16%	0
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	24.258822	21.640973	-10.79%	0
2017	22.073835	24.258822	9.90%	0
2016	19.222454	22.073835	14.83%	0
2015	20.577469	19.222454	-6.58%	0
2014	19.445395	20.577469	5.82%	0
2013	15.594079	19.445395	24.70%	0
2012	13.657334	15.594079	14.18%	848
2011	13.908591	13.657334	-1.81%	973
2010	12.406856	13.908591	12.10%	957
2009	9.792217	12.406856	26.70%	962
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.713388	11.260222	-11.43%	0
2017	11.175280	12.713388	13.76%	0
2016*	10.000000	11.175280	11.75%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	29.784445	28.924960	-2.89%	0
2017	22.645499	29.784445	31.52%	0
2016	23.085729	22.645499	-1.91%	0
2015	22.137101	23.085729	4.29%	0
2014	20.441809	22.137101	8.29%	0
2013	15.407973	20.441809	32.67%	0
2012	13.807175	15.407973	11.59%	0
2011	14.157816	13.807175	-2.48%	0
2010	11.717100	14.157816	20.83%	0
2009	9.386449	11.717100	24.83%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	12.544728	12.139403	-3.23%	0
2017	12.365286	12.544728	1.45%	0
2016	12.131737	12.365286	1.93%	0
2015	12.543040	12.131737	-3.28%	0
2014	12.174124	12.543040	3.03%	848
2013	12.743413	12.174124	-4.47%	10,013
2012	12.371017	12.743413	3.01%	18,244
2011	11.847341	12.371017	4.42%	60,005
2010	11.292485	11.847341	4.91%	69,460
2009	10.025210	11.292485	12.64%	99,750
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
2018	40.599539	33.749038	-16.87%	0
2017	34.525472	40.599539	17.59%	0
2016	31.620008	34.525472	9.19%	0
2015	32.950955	31.620008	-4.04%	0
2014	31.857089	32.950955	3.43%	0
2013	24.035316	31.857089	32.54%	0
2012	21.508216	24.035316	11.75%	375
2011	24.731617	21.508216	-13.03%	482
2010	19.718277	24.731617	25.42%	642
2009	14.463722	19.718277	36.33%	740
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
2018	23.192126	19.214476	-17.15%	0
2017	18.288363	23.192126	26.81%	0
2016	19.788998	18.288363	-7.58%	0
2015	19.638718	19.788998	0.77%	0
2014	21.953568	19.638718	-10.54%	0
2013	17.289053	21.953568	26.98%	0
2012	14.723743	17.289053	17.42%	0
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.782701	10.750475	-8.76%	0
2017	11.638774	11.782701	1.24%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
2018	32.472377	26.129898	-19.53%	0
2017	27.950799	32.472377	16.18%	0
2016	26.219776	27.950799	6.60%	0
2015	27.764218	26.219776	-5.56%	0
2014	26.721201	27.764218	3.90%	0
2013	21.040925	26.721201	27.00%	0
2012	16.976032	21.040925	23.94%	0
2011	19.130689	16.976032	-11.26%	0
2010	15.522392	19.130689	23.25%	0
2009	10.125372	15.522392	53.30%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	12.923609	11.388903	-11.88%	0
2017	11.830124	12.923609	9.24%	0
2016	10.714200	11.830124	10.42%	0
2015	11.710992	10.714200	-8.51%	0
2014	11.672699	11.710992	0.33%	0
2013	9.667653	11.672699	20.74%	0
2012	8.593393	9.667653	12.50%	0
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	14.965744	13.968766	-6.66%	0
2017	13.987465	14.965744	6.99%	0
2016	12.574349	13.987465	11.24%	0
2015	13.868585	12.574349	-9.33%	0
2014	13.589628	13.868585	2.05%	0
2013	12.226344	13.589628	11.15%	0
2012	11.126373	12.226344	9.89%	0
2011	11.139588	11.126373	-0.12%	7,299
2010	10.134822	11.139588	9.91%	7,299
2009	7.661922	10.134822	32.28%	7,299
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 - Q/NQ
2018	28.126356	26.041048	-7.41%	0
2017	23.914064	28.126356	17.61%	0
2016	21.124110	23.914064	13.21%	0
2015	22.474566	21.124110	-6.01%	0
2014	21.190555	22.474566	6.06%	0
2013	16.749669	21.190555	26.51%	0
2012	15.336784	16.749669	9.21%	0
2011	14.831381	15.336784	3.41%	0
2010	12.601987	14.831381	17.69%	0
2009	11.009094	12.601987	14.47%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2018	35.839160	30.454667	-15.02%	0
2017	33.200204	35.839160	7.95%	0
2016	26.140260	33.200204	27.01%	0
2015	28.934338	26.140260	-9.66%	0
2014	29.492831	28.934338	-1.89%	118
2013	22.191355	29.492831	32.90%	581
2012	19.216436	22.191355	15.48%	1,963
2011	20.467817	19.216436	-6.11%	10,615
2010	16.363254	20.467817	25.08%	10,582
2009	12.987653	16.363254	25.99%	17,254

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2018	11.414192	9.374356	-17.87%	0
2017	8.332645	11.414192	36.98%	0
2016	7.272744	8.332645	14.57%	0
2015	9.273505	7.272744	-21.58%	0
2014*	10.000000	9.273505	-7.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2018	21.121025	17.419307	-17.53%	0
2017	18.552804	21.121025	13.84%	0
2016	17.744286	18.552804	4.56%	0
2015	19.453201	17.744286	-8.78%	0
2014	22.440018	19.453201	-13.31%	0
2013	18.706324	22.440018	19.96%	0
2012	16.219849	18.706324	15.33%	0
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	8.961399	8.910010	-0.57%	0
2017	9.012289	8.961399	-0.56%	0
2016	8.974280	9.012289	0.42%	0
2015	9.613586	8.974280	-6.65%	0
2014	9.677654	9.613586	-0.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.758670	10.971683	-6.69%	0
2017	10.655938	11.758670	10.35%	0
2016	10.468718	10.655938	1.79%	0
2015	11.394543	10.468718	-8.13%	0
2014	11.237361	11.394543	1.40%	0
2013	10.143400	11.237361	10.78%	0
2012*	10.000000	10.143400	1.43%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.332356	-6.68%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.792129	9.066231	-7.41%	0
2017	9.681605	9.792129	1.14%	0
2016	9.972317	9.681605	-2.92%	0
2015	10.037204	9.972317	-0.65%	0
2014	9.831203	10.037204	2.10%	0
2013*	10.000000	9.831203	-1.69%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2018	17.354600	16.268412	-6.26%	0
2017	14.004091	17.354600	23.93%	0
2016	14.071027	14.004091	-0.48%	0
2015	13.770342	14.071027	2.18%	0
2014	13.050172	13.770342	5.52%	0
2013	9.569510	13.050172	36.37%	0
2012*	10.000000	9.569510	-4.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2018	14.508508	12.509489	-13.78%	0
2017	12.971103	14.508508	11.85%	0
2016	11.749422	12.971103	10.40%	0
2015	12.583205	11.749422	-6.63%	0
2014	12.382949	12.583205	1.62%	0
2013	9.881198	12.382949	25.32%	0
2012*	10.000000	9.881198	-1.19%	0
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares - Q/NQ
2018	15.588962	14.311596	-8.19%	0
2017	13.082510	15.588962	19.16%	0
2016	13.333889	13.082510	-1.89%	0
2015	13.527888	13.333889	-1.43%	0
2014	12.877222	13.527888	5.05%	0
2013	9.663340	12.877222	33.26%	0
2012*	10.000000	9.663340	-3.37%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.523658	13.395297	-7.77%	0
2017	12.587225	14.523658	15.38%	0
2016	13.242609	12.587225	-4.95%	0
2015	14.811582	13.242609	-10.59%	0
2014	16.027608	14.811582	-7.59%	0
2013	13.130111	16.027608	22.07%	0
2012	11.294716	13.130111	16.25%	0
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2018	12.371453	11.811502	-4.53%	0
2017	11.887357	12.371453	4.07%	0
2016	10.487422	11.887357	13.35%	0
2015	11.498878	10.487422	-8.80%	0
2014	11.567330	11.498878	-0.59%	0
2013	10.731073	11.567330	7.79%	0
2012*	10.000000	10.731073	7.31%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2018	15.694950	15.299291	-2.52%	0
2017	12.677966	15.694950	23.80%	0
2016	12.246546	12.677966	3.52%	0
2015	13.324353	12.246546	-8.09%	0
2014	12.662547	13.324353	5.23%	0
2013	9.989704	12.662547	26.76%	0
2012*	10.000000	9.989704	-0.10%	0
Janus Henderson VIT Balanced Portfolio: Service Shares - Q/NQ
2018	24.109999	23.617475	-2.04%	0
2017	20.919801	24.109999	15.25%	0
2016	20.555015	20.919801	1.77%	0
2015	20.985139	20.555015	-2.05%	0
2014	19.874798	20.985139	5.59%	0
2013	17.006117	19.874798	16.87%	0
2012	15.377492	17.006117	10.59%	0
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
2009	12.036257	14.745250	22.51%	0
Janus Henderson VIT Flexible Bond Portfolio: Service Shares - Q/NQ
2018	9.763060	9.400067	-3.72%	0
2017	9.682922	9.763060	0.83%	0
2016	9.709707	9.682922	-0.28%	0
2015*	10.000000	9.709707	-2.90%	0
Janus Henderson VIT Forty Portfolio: Service Shares - Q/NQ
2018	36.343832	36.057631	-0.79%	0
2017	28.657432	36.343832	26.82%	0
2016	28.815460	28.657432	-0.55%	0
2015	26.388977	28.815460	9.20%	0
2014	24.939869	26.388977	5.81%	0
2013	19.532986	24.939869	27.68%	0
2012	16.167280	19.532986	20.82%	19
2011	17.808797	16.167280	-9.22%	23
2010	17.144910	17.808797	3.87%	82
2009	12.036669	17.144910	42.44%	90
Janus Henderson VIT Global Technology Portfolio: Service Shares - Q/NQ
2018	22.315555	21.963560	-1.58%	0
2017	15.784488	22.315555	41.38%	0
2016	14.211236	15.784488	11.07%	0
2015	13.921416	14.211236	2.08%	0
2014	13.051049	13.921416	6.67%	0
2013	9.881473	13.051049	32.08%	0
2012*	10.000000	9.881473	-1.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Henderson VIT Overseas Portfolio: Service Shares - Q/NQ
2018	27.154478	22.476171	-17.23%	0
2017	21.279157	27.154478	27.61%	0
2016	23.380491	21.279157	-8.99%	0
2015	26.282130	23.380491	-11.04%	0
2014	30.651982	26.282130	-14.26%	0
2013	27.494918	30.651982	11.48%	0
2012	24.904638	27.494918	10.40%	0
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	10.410265	8.269419	-20.56%	0
2017	8.347886	10.410265	24.71%	0
2016	7.084675	8.347886	17.83%	0
2015	9.084883	7.084675	-22.02%	0
2014	9.766000	9.084883	-6.97%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.028576	9.681123	-3.46%	0
2017	9.897322	10.028576	1.33%	0
2016*	10.000000	9.897322	-1.03%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2018	15.753524	15.101425	-4.14%	0
2017	12.782104	15.753524	23.25%	0
2016	12.042618	12.782104	6.14%	0
2015	12.615834	12.042618	-4.54%	0
2014	13.980589	12.615834	-9.76%	0
2013	10.148427	13.980589	37.76%	0
2012*	10.000000	10.148427	1.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2018	30.413066	26.591347	-12.57%	0
2017	26.565727	30.413066	14.48%	0
2016	23.933876	26.565727	11.00%	0
2015	24.766325	23.933876	-3.36%	0
2014	23.037893	24.766325	7.50%	364
2013	17.416548	23.037893	32.28%	2,049
2012	15.407826	17.416548	13.04%	6,769
2011	15.868026	15.407826	-2.90%	35,600
2010	14.625800	15.868026	8.49%	37,485
2009	12.244149	14.625800	19.45%	43,173

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
2018	18.455677	16.250365	-11.95%	0
2017	14.917023	18.455677	23.72%	0
2016	14.724939	14.917023	1.30%	0
2015	14.197421	14.724939	3.72%	0
2014	14.390984	14.197421	-1.35%	0
2013	11.558137	14.390984	24.51%	0
2012	10.220762	11.558137	13.08%	0
2011	10.666554	10.220762	-4.18%	0
2010*	10.000000	10.666554	6.67%	0
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class - Q/NQ
2018	12.455498	12.218548	-1.90%	0
2017	9.966561	12.455498	24.97%	0
2016	9.652297	9.966561	3.26%	0
2015*	10.000000	9.652297	-3.48%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
2018	11.985950	11.584231	-3.35%	0
2017	11.602207	11.985950	3.31%	0
2016	11.234433	11.602207	3.27%	0
2015	11.613262	11.234433	-3.26%	0
2014	11.067597	11.613262	4.93%	0
2013	11.411780	11.067597	-3.02%	0
2012	10.714135	11.411780	6.51%	0
2011	10.419454	10.714135	2.83%	0
2010	9.995553	10.419454	4.24%	0
2009	9.367803	9.995553	6.70%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	22.041376	19.983827	-9.33%	0
2017	20.617087	22.041376	6.91%	0
2016	19.111279	20.617087	7.88%	0
2015	19.824361	19.111279	-3.60%	0
2014	19.751415	19.824361	0.37%	0
2013	22.190731	19.751415	-10.99%	0
2012	19.299357	22.190731	14.98%	0
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	10.050538	9.029508	-10.16%	0
2017	9.153910	10.050538	9.80%	0
2016	8.161549	9.153910	12.16%	0
2015*	10.000000	8.161549	-18.38%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2018	18.008813	16.303589	-9.47%	0
2017	15.707883	18.008813	14.65%	0
2016	14.505109	15.707883	8.29%	0
2015	16.017504	14.505109	-9.44%	0
2014	16.765930	16.017504	-4.46%	0
2013	13.028142	16.765930	28.69%	0
2012	10.891658	13.028142	19.62%	0
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
2018	24.408397	21.552319	-11.70%	0
2017	23.072730	24.408397	5.79%	0
2016	19.673937	23.072730	17.28%	0
2015	21.105626	19.673937	-6.78%	0
2014	19.155436	21.105626	10.18%	0
2013	14.912983	19.155436	28.45%	3,851
2012	13.358640	14.912983	11.64%	5,449
2011	13.627181	13.358640	-1.97%	6,172
2010	12.345554	13.627181	10.38%	6,212
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	15.694762	14.545869	-7.32%	2,733
2017	13.893499	15.694762	12.96%	3,613
2016	13.065573	13.893499	6.34%	6,694
2015	13.263205	13.065573	-1.49%	9,827
2014	12.950052	13.263205	2.42%	13,230
2013	10.767889	12.950052	20.27%	18,366
2012	9.539637	10.767889	12.88%	106,784
2011	9.688680	9.539637	-1.54%	128,906
2010	8.866355	9.688680	9.27%	135,003
2009	7.364637	8.866355	20.39%	138,749
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2018	10.445592	10.078923	-3.51%	4,237
2017	10.374025	10.445592	0.69%	4,211
2016	10.359274	10.374025	0.14%	3,956
2015	10.644051	10.359274	-2.68%	4,106
2014	10.393909	10.644051	2.41%	4,188
2013	10.936450	10.393909	-4.96%	6,321
2012	10.681302	10.936450	2.39%	89,244
2011	10.356028	10.681302	3.14%	116,919
2010	10.016084	10.356028	3.39%	119,405
2009	9.155239	10.016084	9.40%	121,742

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2018	18.207557	16.085508	-11.65%	0
2017	14.250372	18.207557	27.77%	0
2016	14.579956	14.250372	-2.26%	0
2015	14.028293	14.579956	3.93%	0
2014	14.121426	14.028293	-0.66%	0
2013	11.252912	14.121426	25.49%	0
2012	9.449129	11.252912	19.09%	613
2011	10.680333	9.449129	-11.53%	826
2010	9.836750	10.680333	8.58%	817
2009	7.121110	9.836750	38.14%	819
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2018	18.474978	17.901490	-3.10%	0
2017	14.818361	18.474978	24.68%	0
2016	13.927124	14.818361	6.40%	0
2015	13.414728	13.927124	3.82%	0
2014	12.725135	13.414728	5.42%	0
2013	10.064440	12.725135	26.44%	0
2012	8.788420	10.064440	14.52%	1,466
2011	9.451825	8.788420	-7.02%	1,983
2010	8.197583	9.451825	15.30%	2,319
2009	6.055135	8.197583	35.38%	2,420
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2018	15.664982	14.945153	-4.60%	2,669
2017	13.169468	15.664982	18.95%	3,024
2016	12.151930	13.169468	8.37%	3,442
2015	12.323246	12.151930	-1.39%	3,668
2014	11.460607	12.323246	7.53%	3,972
2013	8.835394	11.460607	29.71%	6,474
2012	7.737544	8.835394	14.19%	113,561
2011	8.112854	7.737544	-4.63%	162,786
2010	7.493979	8.112854	8.26%	167,750
2009	5.878154	7.493979	27.49%	170,369
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	14.194766	13.520408	-4.75%	0
2017	13.683865	14.194766	3.73%	0
2016	12.910228	13.683865	5.99%	0
2015	13.628416	12.910228	-5.27%	0
2014	13.448409	13.628416	1.34%	0
2013	13.942977	13.448409	-3.55%	0
2012	12.734088	13.942977	9.49%	138
2011	12.366951	12.734088	2.97%	131
2010	11.463730	12.366951	7.88%	139
2009	9.448066	11.463730	21.33%	142

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II - Q/NQ
2018	26.705505	24.104297	-9.74%	0
2017	23.259848	26.705505	14.81%	0
2016	20.278669	23.259848	14.70%	0
2015	22.236970	20.278669	-8.81%	0
2014	20.927423	22.236970	6.26%	147
2013	15.855651	20.927423	31.99%	506
2012	13.755304	15.855651	15.27%	591
2011	14.468988	13.755304	-4.93%	1,835
2010	12.847687	14.468988	12.62%	2,838
2009	10.267780	12.847687	25.13%	961
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	10.711073	9.562172	-10.73%	0
2017	9.270356	10.711073	15.54%	0
2016	9.228025	9.270356	0.46%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.015929	0.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	19.822472	18.754320	-5.39%	0
2017	19.032836	19.822472	4.15%	0
2016	17.090104	19.032836	11.37%	0
2015	17.988437	17.090104	-4.99%	0
2014	17.981635	17.988437	0.04%	0
2013	17.215671	17.981635	4.45%	0
2012	15.406410	17.215671	11.74%	0
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	15.817286	14.654971	-7.35%	0
2017	12.995551	15.817286	21.71%	0
2016	11.732050	12.995551	10.77%	0
2015	12.171916	11.732050	-3.61%	0
2014	11.709573	12.171916	3.95%	0
2013	8.362865	11.709573	40.02%	0
2012	7.337996	8.362865	13.97%	0
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
2018	16.878589	15.495501	-8.19%	0
2017	14.616977	16.878589	15.47%	0
2016	13.607478	14.616977	7.42%	0
2015	14.007851	13.607478	-2.86%	0
2014	12.994018	14.007851	7.80%	641
2013	9.613812	12.994018	35.16%	3,267
2012	8.848570	9.613812	8.65%	10,175
2011	9.376582	8.848570	-5.63%	49,504
2010	7.778999	9.376582	20.54%	52,943
2009	6.074785	7.778999	28.05%	93,252
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	14.063761	12.243177	-12.95%	0
2017	12.033399	14.063761	16.87%	0
2016	11.382749	12.033399	5.72%	0
2015	11.876986	11.382749	-4.16%	0
2014	11.651350	11.876986	1.94%	0
2013	9.224797	11.651350	26.30%	0
2012	8.141835	9.224797	13.30%	0
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	12.818422	11.723224	-8.54%	3,008
2017	11.726216	12.818422	9.31%	3,302
2016	11.327949	11.726216	3.52%	3,608
2015	11.736821	11.327949	-3.48%	3,932
2014	11.535855	11.736821	1.74%	4,241
2013	10.313805	11.535855	11.85%	4,556
2012	9.520408	10.313805	8.33%	45,570
2011	9.892056	9.520408	-3.76%	156,748
2010	9.184621	9.892056	7.70%	160,053
2009	7.857757	9.184621	16.89%	44,560
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	13.618144	12.198737	-10.42%	0
2017	12.053919	13.618144	12.98%	0
2016	11.512865	12.053919	4.70%	0
2015	11.960975	11.512865	-3.75%	0
2014	11.711257	11.960975	2.13%	0
2013	9.901625	11.711257	18.28%	16,075
2012	8.932272	9.901625	10.85%	125,869
2011	9.483120	8.932272	-5.81%	130,362
2010	8.649552	9.483120	9.64%	134,931
2009	7.141169	8.649552	21.12%	2,729

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	11.346297	10.778474	-5.00%	0
2017	10.935137	11.346297	3.76%	0
2016	10.714739	10.935137	2.06%	0
2015	11.065063	10.714739	-3.17%	0
2014	10.976728	11.065063	0.80%	287
2013	10.723441	10.976728	2.36%	310
2012	10.226565	10.723441	4.86%	333
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.533870	10.460800	-9.30%	0
2017	10.301552	11.533870	11.96%	0
2016	10.003673	10.301552	2.98%	0
2015	10.715069	10.003673	-6.64%	0
2014	10.741417	10.715069	-0.25%	0
2013*	10.000000	10.741417	7.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.844230	10.735273	-9.36%	0
2017	10.307041	11.844230	14.91%	0
2016	9.947206	10.307041	3.62%	0
2015	10.719865	9.947206	-7.21%	0
2014	10.878865	10.719865	-1.46%	0
2013*	10.000000	10.878865	8.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	13.253357	12.010729	-9.38%	1,489
2017	11.920076	13.253357	11.19%	1,569
2016	11.447166	11.920076	4.13%	2,153
2015	11.861117	11.447166	-3.49%	2,244
2014	11.627625	11.861117	2.01%	2,333
2013	10.118089	11.627625	14.92%	2,423
2012	9.230927	10.118089	9.61%	3,831
2011	9.688277	9.230927	-4.72%	5,656
2010	8.917492	9.688277	8.64%	5,663
2009	7.496218	8.917492	18.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	13.818734	12.197312	-11.73%	0
2017	11.996942	13.818734	15.19%	0
2016	11.429734	11.996942	4.96%	0
2015	11.896201	11.429734	-3.92%	0
2014	11.662954	11.896201	2.00%	0
2013	9.620270	11.662954	21.23%	0
2012	8.607021	9.620270	11.77%	0
2011	9.255130	8.607021	-7.00%	0
2010	8.372890	9.255130	10.54%	0
2009	6.780906	8.372890	23.48%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	12.377643	11.497638	-7.11%	923
2017	11.546192	12.377643	7.20%	1,016
2016	11.165663	11.546192	3.41%	1,111
2015	11.569351	11.165663	-3.49%	1,213
2014	11.394765	11.569351	1.53%	1,613
2013	10.500768	11.394765	8.51%	1,739
2012	9.782581	10.500768	7.34%	3,844
2011	10.054916	9.782581	-2.71%	1,976
2010	9.453358	10.054916	6.36%	1,979
2009	8.234811	9.453358	14.80%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
2018	11.485440	11.125444	-3.13%	0
2017	11.300759	11.485440	1.63%	0
2016	11.031618	11.300759	2.44%	0
2015	11.409145	11.031618	-3.31%	0
2014	11.172906	11.409145	2.11%	554
2013	11.702639	11.172906	-4.53%	3,448
2012	11.162036	11.702639	4.84%	10,564
2011	10.769716	11.162036	3.64%	45,842
2010	10.339346	10.769716	4.16%	51,365
2009	9.760428	10.339346	5.93%	74,066
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	12.244486	11.769271	-3.88%	0
2017	12.095528	12.244486	1.23%	0
2016	11.998203	12.095528	0.81%	0
2015	12.363510	11.998203	-2.95%	0
2014	12.084111	12.363510	2.31%	0
2013	12.646743	12.084111	-4.45%	0
2012	12.103623	12.646743	4.49%	0
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	13.363404	11.706487	-12.40%	0
2017	11.619793	13.363404	15.01%	0
2016	10.693111	11.619793	8.67%	0
2015	11.319301	10.693111	-5.53%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	12.411108	11.158858	-10.09%	0
2017	11.175996	12.411108	11.05%	0
2016	10.532293	11.175996	6.11%	0
2015	10.990450	10.532293	-4.17%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	26.834890	25.770427	-3.97%	0
2017	21.647082	26.834890	23.97%	0
2016	21.475291	21.647082	0.80%	0
2015	21.001836	21.475291	2.25%	0
2014	19.831292	21.001836	5.90%	0
2013	14.916545	19.831292	32.95%	0
2012	12.913148	14.916545	15.51%	570
2011	13.575509	12.913148	-4.88%	796
2010	12.824034	13.575509	5.86%	986
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
2018	31.991499	25.693909	-19.69%	0
2017	23.220212	31.991499	37.77%	0
2016	22.145520	23.220212	4.85%	0
2015	27.101581	22.145520	-18.29%	0
2014	29.471290	27.101581	-8.04%	0
2013	30.082523	29.471290	-2.03%	0
2012	26.360942	30.082523	14.12%	0
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
2009	19.406222	30.874151	59.09%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.997950	10.721885	-2.51%	0
2017	11.043212	10.997950	-0.41%	0
2016	11.236461	11.043212	-1.72%	0
2015	11.531230	11.236461	-2.56%	0
2014	11.304328	11.531230	2.01%	645
2013	12.078110	11.304328	-6.41%	3,770
2012	12.014948	12.078110	0.53%	13,225
2011	11.482739	12.014948	4.63%	48,917
2010	11.233920	11.482739	2.21%	56,993
2009	11.214537	11.233920	0.17%	87,246
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2018	8.075265	7.985889	-1.11%	0
2017	8.242777	8.075265	-2.03%	0
2016	8.448581	8.242777	-2.44%	0
2015	8.660763	8.448581	-2.45%	0
2014	8.878284	8.660763	-2.45%	0
2013	9.101263	8.878284	-2.45%	1,853
2012	9.330477	9.101263	-2.46%	7,208
2011	9.564155	9.330477	-2.44%	22,509
2010	9.804346	9.564155	-2.45%	24,581
2009	10.046370	9.804346	-2.41%	29,266

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II - Q/NQ
2018	9.497359	7.892097	-16.90%	0
2017	7.660928	9.497359	23.97%	0
2016	7.803352	7.660928	-1.83%	0
2015	8.265612	7.803352	-5.59%	0
2014	8.534667	8.265612	-3.15%	0
2013	7.441930	8.534667	14.68%	0
2012	6.621084	7.441930	12.40%	0
2011	7.541235	6.621084	-12.20%	0
2010	6.840924	7.541235	10.24%	278
2009	5.417302	6.840924	26.28%	306
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2018	10.183842	8.529671	-16.24%	0
2017	8.387494	10.183842	21.42%	0
2016	8.552831	8.387494	-1.93%	0
2015	8.891202	8.552831	-3.81%	0
2014	9.715751	8.891202	-8.49%	0
2013	8.230355	9.715751	18.05%	0
2012	7.137613	8.230355	15.31%	0
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	25.795076	22.931589	-11.10%	0
2017	22.326274	25.795076	15.54%	0
2016	20.906039	22.326274	6.79%	0
2015	21.647226	20.906039	-3.42%	0
2014	21.137153	21.647226	2.41%	0
2013	17.028058	21.137153	24.13%	0
2012	15.061426	17.028058	13.06%	0
2011	16.070800	15.061426	-6.28%	0
2010	14.371664	16.070800	11.82%	0
2009	11.581745	14.371664	24.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	15.918548	14.773414	-7.19%	11,938
2017	14.682845	15.918548	8.42%	12,124
2016	14.158225	14.682845	3.71%	12,315
2015	14.539078	14.158225	-2.62%	12,502
2014	14.250793	14.539078	2.02%	12,703
2013	12.879669	14.250793	10.65%	12,906
2012	12.070926	12.879669	6.70%	4,536
2011	12.264902	12.070926	-1.58%	20,119
2010	11.449122	12.264902	7.13%	20,127
2009*	10.000000	11.449122	14.49%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	18.971726	17.306928	-8.78%	0
2017	16.938406	18.971726	12.00%	0
2016	16.115373	16.938406	5.11%	0
2015	16.608483	16.115373	-2.97%	0
2014	16.182203	16.608483	2.63%	0
2013	13.882209	16.182203	16.57%	0
2012	12.678546	13.882209	9.49%	0
2011	13.119072	12.678546	-3.36%	0
2010	12.004174	13.119072	9.29%	0
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	12.880433	12.336577	-4.22%	2,989
2017	12.493064	12.880433	3.10%	3,348
2016	12.282269	12.493064	1.72%	3,710
2015	12.557503	12.282269	-2.19%	4,085
2014	12.390833	12.557503	1.35%	4,701
2013	12.116591	12.390833	2.26%	5,089
2012	11.810399	12.116591	2.59%	5,484
2011	11.761574	11.810399	0.42%	0
2010	11.385965	11.761574	3.30%	0
2009	10.699867	11.385965	6.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.447395	10.537230	-7.95%	0
2017	10.290217	11.447395	11.25%	0
2016	9.978374	10.290217	3.13%	0
2015	10.571671	9.978374	-5.61%	0
2014	10.577434	10.571671	-0.05%	0
2013*	10.000000	10.577434	5.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	11.806272	10.818210	-8.37%	0
2017	10.346753	11.806272	14.11%	0
2016	9.916581	10.346753	4.34%	0
2015	10.584292	9.916581	-6.31%	0
2014	10.665230	10.584292	-0.76%	0
2013*	10.000000	10.665230	6.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	19.348207	17.799598	-8.00%	21,956
2017	17.562411	19.348207	10.17%	23,325
2016	16.802074	17.562411	4.53%	24,430
2015	17.281934	16.802074	-2.78%	25,709
2014	16.843303	17.281934	2.60%	41,152
2013	14.804597	16.843303	13.77%	49,963
2012	13.696431	14.804597	8.09%	51,371
2011	14.045357	13.696431	-2.48%	116,432
2010	12.981180	14.045357	8.20%	195,188
2009	11.169797	12.981180	16.22%	200,646

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	23.122377	20.810052	-10.00%	0
2017	20.313302	23.122377	13.83%	0
2016	19.194070	20.313302	5.83%	0
2015	19.820834	19.194070	-3.16%	0
2014	19.359015	19.820834	2.39%	4,815
2013	16.216236	19.359015	19.38%	24,220
2012	14.613576	16.216236	10.97%	28,288
2011	15.305353	14.613576	-4.52%	25,440
2010	13.904885	15.305353	10.07%	51,823
2009	11.458975	13.904885	21.34%	52,511
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	16.057015	15.076962	-6.10%	0
2017	15.070888	16.057015	6.54%	0
2016	14.614842	15.070888	3.12%	0
2015	14.986498	14.614842	-2.48%	0
2014	14.667717	14.986498	2.17%	226
2013	13.607902	14.667717	7.79%	244
2012	12.912340	13.607902	5.39%	25,951
2011	12.968407	12.912340	-0.43%	84,031
2010	12.250643	12.968407	5.86%	93,599
2009	10.962065	12.250643	11.75%	94,896
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2018	11.453864	10.633143	-7.17%	0
2017	9.987522	11.453864	14.68%	0
2016	9.431481	9.987522	5.90%	0
2015	9.890629	9.431481	-4.64%	0
2014*	10.000000	9.890629	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2018	12.557939	11.933144	-4.98%	0
2017	10.577392	12.557939	18.72%	0
2016	9.852579	10.577392	7.36%	0
2015	10.085783	9.852579	-2.31%	0
2014*	10.000000	10.085783	0.86%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	38.195512	33.013079	-13.57%	0
2017	33.815950	38.195512	12.95%	0
2016	28.816078	33.815950	17.35%	0
2015	30.307927	28.816078	-4.92%	0
2014	28.394294	30.307927	6.74%	0
2013	21.877072	28.394294	29.79%	0
2012	19.091840	21.877072	14.59%	391
2011	20.081365	19.091840	-4.93%	448
2010	16.311332	20.081365	23.11%	423
2009	12.226918	16.311332	33.41%	466

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	11.322049	9.202116	-18.72%	0
2017	9.244724	11.322049	22.47%	0
2016	9.716444	9.244724	-4.85%	0
2015	10.026157	9.716444	-3.09%	0
2014	10.418884	10.026157	-3.77%	947
2013	8.821203	10.418884	18.11%	6,090
2012	7.828271	8.821203	12.68%	11,444
2011	8.879061	7.828271	-11.83%	43,966
2010	7.997740	8.879061	11.02%	44,994
2009	6.023605	7.997740	32.77%	74,076
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	15.577984	12.560043	-19.37%	0
2017	13.031356	15.577984	19.54%	0
2016	12.723919	13.031356	2.42%	0
2015	13.780267	12.723919	-7.67%	0
2014	15.640019	13.780267	-11.89%	0
2013	13.244704	15.640019	18.09%	0
2012	11.600435	13.244704	14.17%	0
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	16.976708	16.003584	-5.73%	0
2017	13.398351	16.976708	26.71%	0
2016	13.465922	13.398351	-0.50%	0
2015	13.385223	13.465922	0.60%	0
2014	12.457182	13.385223	7.45%	250
2013	9.500417	12.457182	31.12%	5,373
2012	8.386027	9.500417	13.29%	8,316
2011	8.883372	8.386027	-5.60%	25,932
2010	7.893914	8.883372	12.53%	28,143
2009	6.255910	7.893914	26.18%	38,501
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	15.117070	13.005610	-13.97%	0
2017	13.549599	15.117070	11.57%	0
2016	11.968511	13.549599	13.21%	0
2015	12.705809	11.968511	-5.80%	0
2014	11.814708	12.705809	7.54%	0
2013	8.969491	11.814708	31.72%	0
2012	7.819674	8.969491	14.70%	0
2011	8.535760	7.819674	-8.39%	0
2010	7.760798	8.535760	9.99%	0
2009	6.244104	7.760798	24.29%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	16.780775	15.213627	-9.34%	0
2017	13.488491	16.780775	24.41%	0
2016	13.036848	13.488491	3.46%	0
2015	13.410681	13.036848	-2.79%	0
2014	13.254513	13.410681	1.18%	340
2013	9.802758	13.254513	35.21%	4,898
2012	8.765824	9.802758	11.83%	8,567
2011	9.404150	8.765824	-6.79%	26,763
2010	7.622543	9.404150	23.37%	28,637
2009	6.166942	7.622543	23.60%	41,078
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	19.469720	16.491681	-15.30%	0
2017	17.531085	19.469720	11.06%	0
2016	15.281478	17.531085	14.72%	0
2015	16.130810	15.281478	-5.27%	0
2014	14.130800	16.130810	14.15%	429
2013	10.676407	14.130800	32.36%	1,936
2012	9.407443	10.676407	13.49%	5,622
2011	9.872439	9.407443	-4.71%	28,042
2010	8.459404	9.872439	16.70%	30,191
2009	6.646660	8.459404	27.27%	37,620
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
2018	25.268526	22.620741	-10.48%	0
2017	20.779661	25.268526	21.60%	0
2016	19.711684	20.779661	5.42%	0
2015	20.100361	19.711684	-1.93%	0
2014	20.095190	20.100361	0.03%	0
2013	14.310125	20.095190	40.43%	0
2012	12.971963	14.310125	10.32%	0
2011	13.412632	12.971963	-3.29%	0
2010	10.990144	13.412632	22.04%	0
2009	8.857995	10.990144	24.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
2018	35.932702	29.045771	-19.17%	0
2017	33.867981	35.932702	6.10%	0
2016	27.637028	33.867981	22.55%	0
2015	30.232737	27.637028	-8.59%	0
2014	29.028207	30.232737	4.15%	0
2013	21.251152	29.028207	36.60%	606
2012	18.109016	21.251152	17.35%	934
2011	19.633679	18.109016	-7.77%	1,099
2010	15.913342	19.633679	23.38%	1,013
2009	12.961264	15.913342	22.78%	1,069

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
2018	33.667335	28.623209	-14.98%	0
2017	30.486414	33.667335	10.43%	0
2016	25.500924	30.486414	19.55%	0
2015	26.646467	25.500924	-4.30%	0
2014	27.164786	26.646467	-1.91%	0
2013	19.812405	27.164786	37.11%	0
2012	17.627098	19.812405	12.40%	102
2011	19.182155	17.627098	-8.11%	182
2010	15.733331	19.182155	21.92%	170
2009	11.997722	15.733331	31.14%	176
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
2018	24.653653	23.979500	-2.73%	0
2017	21.016130	24.653653	17.31%	0
2016	19.379999	21.016130	8.44%	0
2015	19.736135	19.379999	-1.80%	0
2014	18.093764	19.736135	9.08%	503
2013	14.181484	18.093764	27.59%	2,407
2012	12.770164	14.181484	11.05%	6,333
2011	13.040921	12.770164	-2.08%	31,111
2010	11.806930	13.040921	10.45%	33,399
2009	9.639863	11.806930	22.48%	52,599
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	13.060179	12.221553	-6.42%	0
2017	12.612378	13.060179	3.55%	0
2016	12.062398	12.612378	4.56%	0
2015	13.107320	12.062398	-7.97%	0
2014	10.447617	13.107320	25.46%	0
2013	10.428437	10.447617	0.18%	0
2012	9.249663	10.428437	12.74%	0
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	0
2009	5.540370	7.053674	27.31%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2018	16.204277	15.034766	-7.22%	0
2017	13.701820	16.204277	18.26%	0
2016	12.608107	13.701820	8.67%	0
2015	12.804043	12.608107	-1.53%	0
2014	11.607630	12.804043	10.31%	0
2013*	10.000000	11.607630	16.08%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	9.395416	9.239138	-1.66%	0
2017	9.481006	9.395416	-0.90%	0
2016	9.482200	9.481006	-0.01%	0
2015	9.753627	9.482200	-2.78%	0
2014	9.949451	9.753627	-1.97%	0
2013	10.188609	9.949451	-2.35%	2,292
2012	10.089646	10.188609	0.98%	3,993
2011	10.209834	10.089646	-1.18%	3,461
2010	10.218966	10.209834	-0.09%	3,867
2009	9.780247	10.218966	4.49%	3,609
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	15.502627	13.405338	-13.53%	0
2017	13.917205	15.502627	11.39%	0
2016	11.802431	13.917205	17.92%	0
2015	12.719885	11.802431	-7.21%	0
2014	12.471729	12.719885	1.99%	0
2013*	10.000000	12.471729	24.72%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I - Q/NQ
2018	15.400157	12.663940	-17.77%	0
2017	12.863370	15.400157	19.72%	0
2016	13.040158	12.863370	-1.36%	0
2015	13.910722	13.040158	-6.26%	0
2014	15.525035	13.910722	-10.40%	656
2013	13.251925	15.525035	17.15%	2,573
2012	11.362488	13.251925	16.63%	6,282
2011	13.300288	11.362488	-14.57%	28,619
2010	12.820489	13.300288	3.74%	27,633
2009*	10.000000	12.820489	28.20%	48,094
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S - Q/NQ
2018	14.382515	11.649987	-19.00%	0
2017	11.630380	14.382515	23.66%	0
2016	12.142170	11.630380	-4.21%	0
2015	12.259832	12.142170	-0.96%	0
2014	12.993193	12.259832	-5.64%	0
2013	11.303497	12.993193	14.95%	0
2012	9.780581	11.303497	15.57%	0
2011	11.436199	9.780581	-14.48%	0
2010	9.607901	11.436199	19.03%	0
2009	7.322224	9.607901	31.22%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2018	32.355411	29.488353	-8.86%	0
2017	26.625459	32.355411	21.52%	0
2016	26.201874	26.625459	1.62%	0
2015	26.595450	26.201874	-1.48%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2018	8.832710	8.703094	-1.47%	0
2017	8.973957	8.832710	-1.57%	0
2016	9.087912	8.973957	-1.25%	0
2015	9.299090	9.087912	-2.27%	0
2014	9.474844	9.299090	-1.85%	0
2013	9.653269	9.474844	-1.85%	1,839
2012	9.460660	9.653269	2.04%	9,316
2011	9.669694	9.460660	-2.16%	40,731
2010	9.414950	9.669694	2.71%	44,219
2009	8.516376	9.414950	10.55%	62,310
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2018	26.356725	24.235259	-8.05%	0
2017	22.812391	26.356725	15.54%	0
2016	21.284603	22.812391	7.18%	0
2015	21.920812	21.284603	-2.90%	0
2014	20.357798	21.920812	7.68%	0
2013	15.165902	20.357798	34.23%	0
2012	14.009524	15.165902	8.25%	0
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	34.859254	29.446219	-15.53%	0
2017	26.211687	34.859254	32.99%	0
2016	26.910489	26.211687	-2.60%	0
2015	26.609221	26.910489	1.13%	0
2014	26.728050	26.609221	-0.44%	0
2013	21.575524	26.728050	23.88%	0
2012	18.287258	21.575524	17.98%	0
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares - Q/NQ
2018	10.041435	9.349478	-6.89%	0
2017	9.706966	10.041435	3.45%	0
2016	9.363446	9.706966	3.67%	0
2015	9.843950	9.363446	-4.88%	0
2014	9.845876	9.843950	-0.02%	0
2013	10.130354	9.845876	-2.81%	0
2012*	10.000000	10.130354	1.30%	0
Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares - Q/NQ
2018	10.554810	8.281827	-21.54%	0
2017	8.556315	10.554810	23.36%	0
2016	9.015422	8.556315	-5.09%	0
2015	8.963479	9.015422	0.58%	0
2014*	10.000000	8.963479	-10.37%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
2018	26.038762	23.340600	-10.36%	0
2017	22.883793	26.038762	13.79%	0
2016	21.075648	22.883793	8.58%	0
2015	20.953972	21.075648	0.58%	0
2014	19.456613	20.953972	7.70%	472
2013	15.174360	19.456613	28.22%	2,262
2012	13.340525	15.174360	13.75%	5,817
2011	13.718026	13.340525	-2.75%	29,497
2010	12.140898	13.718026	12.99%	32,185
2009	9.723776	12.140898	24.86%	44,498
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares - Q/NQ
2018	37.117019	32.386952	-12.74%	0
2017	33.400303	37.117019	11.13%	0
2016	29.094949	33.400303	14.80%	0
2015	31.761287	29.094949	-8.39%	0
2014	29.160427	31.761287	8.92%	0
2013	21.256961	29.160427	37.18%	0
2012	18.519597	21.256961	14.78%	0
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	43
2009	12.132345	16.200094	33.53%	45
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	10.887880	10.041187	-7.78%	0
2017	9.843573	10.887880	10.61%	0
2016	8.936765	9.843573	10.15%	0
2015	10.088216	8.936765	-11.41%	0
2014	10.294780	10.088216	-2.01%	0
2013	10.541831	10.294780	-2.34%	0
2012*	10.000000	10.541831	5.42%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	10.122897	9.397109	-7.17%	0
2017	9.452012	10.122897	7.10%	0
2016	8.557969	9.452012	10.45%	0
2015	8.985441	8.557969	-4.76%	0
2014	9.083527	8.985441	-1.08%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	10.941392	10.237163	-6.44%	0
2017	10.128199	10.941392	8.03%	0
2016	10.088938	10.128199	0.39%	0
2015	11.141787	10.088938	-9.45%	0
2014	11.387349	11.141787	-2.16%	0
2013	12.493819	11.387349	-8.86%	0
2012	12.171589	12.493819	2.65%	0
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0

NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP Inc - AC VP Balanced Fund: Class I (ACVB)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Growth Fund: Class 1 (AFGF)

AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)

AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)(1)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (1)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Schwab Gov MM Portfolio(TM) (CHSMM)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Value Series: SC (DWVVLS)

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Utilities Series: SC (MVUSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1) (1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2) (1)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF) (1)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2) (1)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Guardian Portfolio: I Class Shares (AMGP)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)

OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD) (1)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA) (1)

PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

WELLS FARGO FUNDS

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 18, 2018 (inception) to December 31, 2018.

AB FUNDS

AB VPS Fund Inc - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statement of changes in contract owners’ equity for the period from December 31, 2018 (inception) to December 31, 2018.

ALPS FUNDS

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from December 19, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 21, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - International Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 31, 2018 (inception) to December 31, 2018.

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 22, 2017 (inception) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INVESTORS

Fed IS - Fed Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 11, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - EM Portfolio - SC 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2018 (inception) to December 31, 2018.

LORD ABBETT FUNDS

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from May 8, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - NVI Bond Index Fund: Class I (NVBX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

PIMCO FUNDS

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)

Statement of operations for the period from January 1, 2018 to April 27, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation) and the year ended December 31, 2017.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Strategic Income Fund: Advisor Shares (GVSIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 25, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from May 12, 2017 (inception) to December 31, 2017.

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from June 1, 2018 (inception) to December 31, 2018.

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Long Short Equity Fund (RSRF)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2018 (inception) to December 31, 2018.

IVY INVESTMENTS

IVY VIP - Energy: Class II (WRENG)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to May 12, 2017 (liquidation).

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Growth & Income Fund: Class IB (PVGIB)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to April 28, 2017 (liquidation).

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (FTVHI2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets*,**,***:
Investments at fair value:
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
1,699,622 shares (cost $33,230,756)	$28,400,687
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
3,785,229 shares (cost $63,994,672)	64,992,374
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
3,994,194 shares (cost $130,088,259)	195,635,626
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)
2,456,040 shares (cost $98,295,419)	120,468,761
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
1,050,520 shares (cost $34,997,384)	32,282,486
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
636,401 shares (cost $26,034,379)	22,808,611
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
2,250,675 shares (cost $92,769,293)	79,876,456
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
20,179 shares (cost $947,003)	797,669
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)
423,724 shares (cost $10,295,081)	11,876,980
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
73,333 shares (cost $4,321,613)	4,025,958
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
1,194,248 shares (cost $16,144,148)	12,802,336
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
2,802,530 shares (cost $15,080,900)	13,087,816
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
20,846 shares (cost $238,289)	197,416
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
1,315,694 shares (cost $19,474,712)	15,775,170
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
927,446 shares (cost $10,620,261)	9,728,908
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
452,031 shares (cost $5,298,265)	4,832,208
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
633,523 shares (cost $7,559,039)	6,905,403
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
17,778 shares (cost $331,270)	323,737
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
35,783 shares (cost $409,492)	357,115
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
145,295 shares (cost $3,819,645)	3,972,362
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
48,565 shares (cost $708,728)	596,867
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
4,113 shares (cost $48,675)	48,982
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
1,178,064 shares (cost $14,025,334)	13,924,713
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
41,153 shares (cost $830,789)	696,717
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
5,276,323 shares (cost $104,448,627)	88,378,404
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2,442 shares (cost $22,860)	18,486
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
4,517 shares (cost $50,000)	50,000

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
162,294 shares (cost $1,644,094)	1,567,761
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)
3,583,309 shares (cost $25,189,128)	25,405,661
AC VP Inc - AC VP CAF: Class I (ACVCA)
1,872 shares (cost $27,011)	26,521
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
1,422,591 shares (cost $12,589,491)	12,831,772
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
344,642 shares (cost $3,081,800)	3,108,670
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
21,899,871 shares (cost $231,296,215)	211,114,757
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)
642 shares (cost $6,924)	6,123
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
533,737 shares (cost $10,619,288)	9,772,717
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)
7,741,521 shares (cost $148,905,132)	141,824,656
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
6,850 shares (cost $145,228)	145,768
AFIS(R) - Growth Fund: Class 1 (AFGF)
132,390 shares (cost $8,775,231)	9,262,020
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)
43,708 shares (cost $438,929)	408,229
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
57,143,103 shares (cost $684,211,041)	698,288,718
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
20,507 shares (cost $371,321)	356,820
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
17,008 shares (cost $220,525)	207,325
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)
54,134 shares (cost $663,586)	646,359
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
12,621 shares (cost $126,715)	118,005
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
3,355,019 shares (cost $24,372,961)	22,814,132
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
26,079,927 shares (cost $305,367,209)	297,050,370
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
19,844,278 shares (cost $212,466,992)	201,419,417
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
24,391,160 shares (cost $358,124,037)	315,865,517
Schwab Gov MM Portfolio(TM) (CHSMM)
5,093,142 shares (cost $5,093,142)	5,093,142
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
469,786 shares (cost $3,139,483)	2,889,183
DE VIPT - DE VIP Value Series: SC (DWVVLS)
83,738 shares (cost $2,462,034)	2,361,401
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
1,486,800 shares (cost $55,938,186)	48,439,955
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
8,374,179 shares (cost $77,341,662)	74,697,681
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
51,675 shares (cost $542,328)	495,566
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
464,523 shares (cost $5,210,390)	4,947,174
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
1,529,063 shares (cost $16,995,663)	16,238,644

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
12,071,776 shares (cost $245,879,529)	245,902,077
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
419,557 shares (cost $4,992,578)	4,703,238
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
7,308,980 shares (cost $40,539,299)	36,325,629
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
6,182,606 shares (cost $88,857,025)	84,578,056
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
24,283,449 shares (cost $420,690,051)	397,520,068
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
4,191,822 shares (cost $84,738,398)	61,661,695
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
13,252,514 shares (cost $279,284,358)	263,062,406
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
361,914 shares (cost $4,535,030)	4,451,539
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)
18,755,634 shares (cost $221,267,088)	229,568,962
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
699,595 shares (cost $9,155,061)	8,772,923
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)
30,747,321 shares (cost $348,714,929)	384,341,511
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
875,307 shares (cost $11,180,505)	11,335,229
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)
4,637,978 shares (cost $61,496,765)	59,876,302
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
15,993,756 shares (cost $326,535,142)	302,921,732
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
5,494,528 shares (cost $226,386,970)	346,814,591
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
5,498,344 shares (cost $340,435,877)	340,402,460
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
995,796 shares (cost $12,624,302)	12,148,707
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
54,949,735 shares (cost $688,366,432)	661,045,317
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
512,637 shares (cost $17,062,208)	15,327,840
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
7,210,035 shares (cost $230,673,532)	210,677,224
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
2,391,459 shares (cost $44,791,501)	45,748,618
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
4,491,942 shares (cost $90,261,139)	85,122,300
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
306,656 shares (cost $3,871,464)	3,400,820
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
288,114 shares (cost $5,193,173)	4,725,077
FID VIPs - EM Portfolio: SC 2 (FEMS2)
271,427 shares (cost $2,967,751)	2,703,415
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
15,292,331 shares (cost $239,399,504)	225,408,963
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)
1,244,940 shares (cost $29,278,064)	31,173,297
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
4,911,286 shares (cost $91,547,850)	71,704,769
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
66,372 shares (cost $1,344,722)	1,125,007

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
1,024,658 shares (cost $8,578,419)	8,750,578
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2,171,014 shares (cost $34,844,588)	27,658,723
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
6,512,450 shares (cost $116,129,382)	109,604,540
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
12,595,884 shares (cost $91,359,709)	79,605,988
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)
115,171 shares (cost $1,226,634)	1,183,962
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,031,442 shares (cost $11,062,425)	10,479,453
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
269,195 shares (cost $8,484,097)	9,580,636
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
28,588 shares (cost $1,926,510)	1,800,781
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
5,246,818 shares (cost $67,000,470)	64,168,590
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
3,541,102 shares (cost $122,065,300)	117,387,540
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
10,991,025 shares (cost $117,096,321)	122,989,567
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
1,304,974 shares (cost $40,473,528)	33,459,542
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2,266,306 shares (cost $45,150,587)	42,606,546
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2,431,906 shares (cost $40,550,082)	38,813,215
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2,372 shares (cost $34,288)	33,331
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
3,431 shares (cost $45,846)	41,889
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)
311,875 shares (cost $5,310,935)	5,420,382
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
2,354,635 shares (cost $41,920,773)	37,462,243
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
6,020 shares (cost $177,310)	173,732
MFS(R) VIT - MFS Value Series: SC (MVFSC)
20,018,947 shares (cost $316,941,453)	339,521,349
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
10,515,169 shares (cost $232,168,653)	258,673,146
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
1,649,662 shares (cost $12,596,903)	11,151,718
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
247,688 shares (cost $2,641,435)	2,632,924
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
887,740 shares (cost $9,364,096)	9,401,169
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
184,208 shares (cost $1,420,115)	1,306,035
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
77,606 shares (cost $614,930)	545,572
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
36,286 shares (cost $381,165)	358,147
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)
905 shares (cost $15,040)	17,658
MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)
101 shares (cost $1,609)	1,956

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
12,721 shares (cost $143,097)	130,009
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
340,039 shares (cost $3,355,136)	3,305,182
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
17,119 shares (cost $174,922)	172,730
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
32,667,050 shares (cost $336,580,086)	336,470,616
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
164,305,743 shares (cost $1,706,226,323)	1,703,850,552
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2,484,920 shares (cost $39,854,557)	34,913,132
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
10,654,395 shares (cost $175,076,904)	148,522,262
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
253,580,084 shares (cost $4,905,149,297)	5,987,025,783
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
273,889,354 shares (cost $3,110,855,123)	3,031,955,146
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
10,584,509 shares (cost $295,587,062)	287,157,731
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
6,547,354 shares (cost $488,969,247)	516,193,417
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
57,173,026 shares (cost $2,786,230,614)	2,852,934,018
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
9,490,617 shares (cost $61,906,655)	57,038,608
NW VIT - NVIT EM Fund: Class I (GEM)
709,623 shares (cost $8,247,296)	7,954,875
NW VIT - NVIT EM Fund: Class II (GEM2)
4,424,174 shares (cost $51,518,172)	48,975,603
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
1,475,551 shares (cost $15,776,701)	14,489,913
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
4,192,566 shares (cost $44,054,101)	40,793,669
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
6,584,691 shares (cost $62,230,567)	66,241,989
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
3,692,168 shares (cost $39,183,072)	36,589,385
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
172,155 shares (cost $2,388,212)	2,043,484
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
7,904,473 shares (cost $98,080,549)	93,668,003
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
6,967,385 shares (cost $71,235,221)	61,103,966
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
197,084,998 shares (cost $2,130,439,621)	1,939,316,382
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
240,432,930 shares (cost $2,518,397,440)	2,264,878,196
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
63,020,780 shares (cost $661,352,121)	605,629,694
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
236,847,864 shares (cost $2,517,840,574)	2,264,265,579
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
35,317,120 shares (cost $351,677,188)	289,247,212
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
72,471,515 shares (cost $778,981,666)	703,698,412
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
283,196 shares (cost $3,054,717)	2,948,074

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
8,786,076 shares (cost $94,964,369)	91,111,606
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
6,265,523 shares (cost $71,123,237)	67,730,309
NW VIT - NVIT NW Fund: Class I (TRF)
6,030,105 shares (cost $59,480,357)	113,968,991
NW VIT - NVIT NW Fund: Class II (TRF2)
4,970,393 shares (cost $53,206,597)	93,592,498
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
18,640,948 shares (cost $204,574,033)	195,170,729
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
268,560 shares (cost $2,655,476)	2,333,789
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
9,265,101 shares (cost $87,950,190)	80,143,126
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
13,166,850 shares (cost $147,579,222)	147,600,391
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
99,092,251 shares (cost $1,430,996,440)	1,425,937,492
NW VIT - NVIT ID CAF: Class II (NVDCA2)
81,857,226 shares (cost $1,276,416,520)	1,312,171,339
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
61,860,502 shares (cost $634,971,584)	587,674,773
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
181,261,637 shares (cost $2,023,593,114)	2,004,753,705
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
56,618,260 shares (cost $612,282,148)	655,639,449
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
69,377,950 shares (cost $734,896,297)	703,492,418
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
10,266,047 shares (cost $240,099,018)	212,815,144
NW VIT - NVIT Gov MM Fund: Class I (SAM)
565,636,921 shares (cost $565,636,921)	565,636,921
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2,059,648 shares (cost $23,708,138)	18,825,185
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
9,482,658 shares (cost $94,297,292)	86,197,366
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
235,191 shares (cost $2,537,782)	2,142,588
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
5,138,405 shares (cost $52,232,874)	46,553,948
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
735,451 shares (cost $9,253,886)	8,362,080
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
9,344,043 shares (cost $117,631,443)	105,120,485
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
356,813 shares (cost $3,603,768)	3,047,181
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
7,842,071 shares (cost $79,465,141)	66,500,766
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
15,354,394 shares (cost $162,900,910)	146,634,467
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
10,390,905 shares (cost $116,311,882)	94,349,420
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
77,908 shares (cost $822,065)	626,381
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
26,162,492 shares (cost $278,100,743)	211,654,560
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
334,645 shares (cost $6,023,511)	5,337,587

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2,119,055 shares (cost $35,699,074)	31,277,248
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2,169,652 shares (cost $27,871,521)	22,998,313
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
3,149,311 shares (cost $43,847,020)	32,406,410
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
3,529,146 shares (cost $66,673,017)	54,101,815
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2,477,592 shares (cost $49,485,391)	35,355,234
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
26,617,596 shares (cost $245,015,912)	233,968,673
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
15,949,830 shares (cost $164,872,961)	160,933,786
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
18,654,271 shares (cost $330,948,261)	327,755,539
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
13,301,478 shares (cost $245,906,280)	232,110,787
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
16,430,646 shares (cost $190,054,780)	171,371,641
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
193,295 shares (cost $3,736,220)	3,200,970
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
13,783,227 shares (cost $210,938,343)	226,596,255
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
6,391,329 shares (cost $46,665,227)	38,923,191
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
12,899,067 shares (cost $91,728,057)	77,652,381
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
1,232,467 shares (cost $14,909,499)	13,865,259
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
1,242,812 shares (cost $15,889,414)	14,081,061
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
118,760,543 shares (cost $1,260,283,076)	1,160,290,502
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
54,987,709 shares (cost $579,943,327)	531,181,274
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
93,741,603 shares (cost $1,007,567,727)	977,724,915
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
41,884,516 shares (cost $446,329,312)	427,640,905
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
8,027,581 shares (cost $103,772,012)	84,530,430
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
39,516,699 shares (cost $605,562,496)	626,339,683
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
25,169,338 shares (cost $250,514,381)	244,394,269
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
6,875,602 shares (cost $73,539,249)	71,506,259
NB AMT - Guardian Portfolio: I Class Shares (AMGP) ***
1 shares (cost $11)	9
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)
9,436 shares (cost $126,182)	106,626
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
504 shares (cost $12,893)	12,152
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
114,323 shares (cost $2,625,830)	2,533,389
NB AMT - Large Cap Value Portfolio: Class I (AMTP)
917 shares (cost $11,021)	13,371

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
647,541 shares (cost $12,997,891)	14,699,174
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
22,393,674 shares (cost $54,603,915)	47,474,588
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)
1,585,785 shares (cost $21,967,228)	22,882,882
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)
2,173,766 shares (cost $16,630,287)	16,281,505
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
3,056,985 shares (cost $113,244,703)	116,165,447
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2,812,156 shares (cost $113,469,040)	105,540,199
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
644,729 shares (cost $1,534,529)	1,308,800
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
372,829 shares (cost $10,810,367)	9,995,553
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
6,104,293 shares (cost $160,147,445)	161,824,817
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
266,502 shares (cost $6,417,195)	5,425,977
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
4,266,641 shares (cost $102,079,701)	85,460,826
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
130,785 shares (cost $10,112,874)	8,978,418
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
305,812 shares (cost $1,518,973)	1,425,086
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
1,325,299 shares (cost $7,035,215)	6,361,434
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
1,644 shares (cost $17,025)	17,045
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
4,049,628 shares (cost $43,518,598)	40,698,757
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
1,726,205 shares (cost $17,989,184)	16,537,047
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
39,231,982 shares (cost $411,423,959)	395,458,381
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
34,989,418 shares (cost $387,708,247)	366,689,100
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)
19,248 shares (cost $142,077)	117,220
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
911,019 shares (cost $11,760,938)	10,941,343
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
32,262 shares (cost $245,506)	234,864
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
5,219 shares (cost $54,621)	54,020
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
4,795,978 shares (cost $49,712,840)	49,350,616
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)
58,022 shares (cost $631,469)	628,956
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)
20,187 shares (cost $247,196)	239,221
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)
70,600 shares (cost $984,605)	725,766
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
1,008,878 shares (cost $11,868,296)	11,743,341
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
50,610 shares (cost $454,275)	431,194

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
94,801 shares (cost $2,377,109)	2,191,805
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
225,672 shares (cost $2,316,711)	2,159,681
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
569,508 shares (cost $8,016,685)	6,930,912
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
29,899 shares (cost $258,730)	235,305
GGH Variable Fund - Long Short Equity Fund (RSRF)
397 shares (cost $6,404)	5,235
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
621,255 shares (cost $14,815,881)	14,642,979
T RP Equity Series Inc - T RP Blue Chip Growth Portfolio: II (TRBCG2) ***
0 shares (cost $8)	9
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
6,313,405 shares (cost $244,005,190)	243,823,717
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
1,465,034 shares (cost $31,738,394)	23,982,605
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
810,692 shares (cost $7,887,628)	6,290,969
VanEck VIPT - EM Fund: Initial Class (VWEM)
1,115,826 shares (cost $14,414,105)	13,311,799
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
629,608 shares (cost $18,796,771)	10,715,932
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
1,470,997 shares (cost $7,718,014)	7,577,402
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
312,207 shares (cost $1,662,101)	1,619,388
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
967,423 shares (cost $5,169,598)	5,159,752
Ivy VIP - Asset Strategy: Class II (WRASP)
17,320,962 shares (cost $181,095,465)	143,621,953
Ivy VIP - Energy: Class II (WRENG)
606 shares (cost $3,571)	2,343
Ivy VIP - High Income: Class II (WRHIP)
23,730,602 shares (cost $84,625,644)	79,155,796
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
8,070,583 shares (cost $88,400,222)	89,351,850
Ivy VIP - PF Aggressive: Class II (WRPAP)
4,350 shares (cost $21,716)	20,022
Ivy VIP - PF Conservative: Class II (WRPCP)
266,116 shares (cost $1,318,665)	1,286,593
Ivy VIP - PF Moderate: Class II (WRPMP)
4,717,429 shares (cost $25,428,795)	23,045,582
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
8,727,704 shares (cost $48,689,126)	43,489,274
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
961,447 shares (cost $5,192,798)	4,708,783
WF VT - VT Discovery Fund: Class 2 (SVDF)
1,467 shares (cost $35,778)	38,352
WF VT - VT Opportunity Fund: Class 2 (SVOF)
10,065 shares (cost $222,979)	229,985
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
9,175,021 shares (cost $90,391,500)	86,153,447
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)
858 shares (cost $21,754)	21,659

Total Investments***	$48,894,622,365

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Accounts Receivable - AC VP Inc - AC VP CAF: Class I (ACVCA) (total assets - $26,605; total contract owners’ equity - $26,605)	84
Accounts Receivable - AC VP Inc - AC VP Intnl Fund: Class I (ACVI) (total assets - $6,179; total contract owners’ equity - $6,179)	56
Accounts Receivable - AFIS(R) - High-Income Bond Fund: Class 1 (AFHY) (total assets - $408,370; total contract owners’ equity - $408,370)	141
Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3) (total assets - $22,913,395; total contract owners’ equity - $22,913,395)	99,263
Accounts Receivable - BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (total assets - $297,633,981; total contract owners’ equity - $297,633,981)	583,611
Accounts Receivable - MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE) (total assets - $17,735; total contract owners’ equity - $17,735)	77
Accounts Receivable - NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG) (total assets - $12,349; total contract owners’ equity - $12,349)	197
Accounts Receivable - NB AMT - Large Cap Value Portfolio: Class I (AMTP) (total assets - $13,378; total contract owners’ equity - $13,378)	7
Accounts Receivable - WF VT - VT Discovery Fund: Class 2 (SVDF) (total assets - $38,366; total contract owners’ equity - $38,366)	14
Accounts Receivable - WF VT - VT Opportunity Fund: Class 2 (SVOF) (total assets - $230,758; total contract owners’ equity - $230,758)	773
Accounts Payable - MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB) (total assets - $1,956; total contract owners’ equity - $1,954)	(2)
Accounts Payable - NB AMT - Guardian Portfolio: I Class Shares (AMGP) (total assets - $9; total contract owners’ equity - $0) ***	(9)
Accounts Payable - GGH Variable Fund - Long Short Equity Fund (RSRF) (total assets - $5,235; total contract owners’ equity - $5,233)	(2)
Accounts Payable - T RP Equity Series Inc - T RP Blue Chip Growth Portfolio: II (TRBCG2) (total assets - $9; total contract owners’ equity - $0) ***	(9)
Other Accounts Payable	(110,524)

$48,895,196,042

Contract Owners’ Equity***:
Accumulation units	48,884,126,452
Contracts in payout (annuitization) period (note 1f)	11,069,590

Total Contract Owners’ Equity (note 5)	$48,895,196,042

See accompanying notes to financial statements.

*

For all subaccounts not included herein but listed as an investment option in note 1(b), total assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2018.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where contract owners were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account and obsolete funds are unaudited.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS
Reinvested dividends	$843,814,146	115,550	650,802	3,682,588	1,967,356	660,338	322,016	960,547
Mortality and expense risk charges (note 2)	(795,801,649)	(556,686)	(1,172,293)	(3,017,070)	(2,096,858)	(488,590)	(342,960)	(1,468,644)

Net investment income (loss)	48,012,497	(441,136)	(521,491)	665,518	(129,502)	171,748	(20,944)	(508,097)

Realized gain (loss) on investments	903,559,124	(182,674)	4,740,391	12,264,225	10,675,558	1,511,319	186,732	428,131
Change in unrealized gain (loss) on investments	(7,183,273,746)	(9,294,649)	(15,917,127)	(29,584,102)	(21,362,236)	(10,565,838)	(5,389,509)	(19,390,741)

Net gain (loss) on investments	(6,279,714,622)	(9,477,323)	(11,176,736)	(17,319,877)	(10,686,678)	(9,054,519)	(5,202,777)	(18,962,610)

Reinvested capital gains	2,729,622,590	4,002,076	4,352,311	5,118,664	3,274,385	6,984,593	3,218,564	12,286,830

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,502,079,535)	(5,916,383)	(7,345,916)	(11,535,695)	(7,541,795)	(1,898,178)	(2,005,157)	(7,183,877)

Investment Activity:	DVDLS	DGI	ACEG2	IVMCC2	IVKMG2	IVBRA1	HVSIT	NOTB4
Reinvested dividends	$-	110,498	-	16,883	-	3,278	124,570	137,458
Mortality and expense risk charges (note 2)	(13,416)	(186,126)	(74,972)	(250,001)	(245,791)	(842)	(310,817)	(181,690)

Net investment income (loss)	(13,416)	(75,628)	(74,972)	(233,118)	(245,791)	2,436	(186,247)	(44,232)

Realized gain (loss) on investments	24,615	763,346	351,568	(277,852)	1,166,673	(2,007)	(2,880,143)	49,581
Change in unrealized gain (loss) on investments	(388,974)	(2,654,626)	(796,498)	(3,593,695)	(3,618,568)	(32,843)	969,425	(1,412,743)

Net gain (loss) on investments	(364,359)	(1,891,280)	(444,930)	(3,871,547)	(2,451,895)	(34,850)	(1,910,718)	(1,363,162)

Reinvested capital gains	166,236	1,283,614	321,677	2,162,694	1,751,094	18,821	833,890	552,954

Net increase (decrease) in contract owners’ equity resulting from operations	$(211,539)	(683,294)	(198,225)	(1,941,971)	(946,592)	(13,593)	(1,263,075)	(854,440)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NOTG4	NOTMG4	ALMCS	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB
Reinvested dividends	$53,712	98,462	-	6,618	33,845	5,218	1,003	253,838
Mortality and expense risk charges (note 2)	(129,890)	(141,582)	(4,025)	(1,606)	(68,049)	(3,535)	(321)	(296,327)

Net investment income (loss)	(76,178)	(43,120)	(4,025)	5,012	(34,204)	1,683	682	(42,489)

Realized gain (loss) on investments	352,432	4,513	7,030	(9,101)	556,652	(7,637)	187	276,971
Change in unrealized gain (loss) on investments	(1,155,032)	(1,064,467)	(90,445)	(50,299)	(1,334,184)	(111,862)	(5,073)	(1,693,655)

Net gain (loss) on investments	(802,600)	(1,059,954)	(83,415)	(59,400)	(777,532)	(119,499)	(4,886)	(1,416,684)

Reinvested capital gains	351,223	370,798	54,815	29,618	514,481	-	69	20,238

Net increase (decrease) in contract owners’ equity resulting from operations	$(527,555)	(732,276)	(32,625)	(24,770)	(297,255)	(117,816)	(4,135)	(1,438,935)

Investment Activity:	ALVSVA	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2
Reinvested dividends	$4,356	242,602	391	45,711	394,653	-	280,051	60,015
Mortality and expense risk charges (note 2)	(4,041)	(1,762,978)	(90)	(5,987)	(376,555)	(406)	(195,765)	(50,184)

Net investment income (loss)	315	(1,520,376)	301	39,724	18,098	(406)	84,286	9,831

Realized gain (loss) on investments	47,775	439,725	300	(26)	1,248,626	725	790,680	209,046
Change in unrealized gain (loss) on investments	(231,135)	(25,096,329)	(5,079)	(80,290)	(2,785,551)	(2,256)	(3,106,831)	(774,609)

Net gain (loss) on investments	(183,360)	(24,656,604)	(4,779)	(80,316)	(1,536,925)	(1,531)	(2,316,151)	(565,563)

Reinvested capital gains	72,676	8,634,531	-	-	189,600	180	1,094,429	273,788

Net increase (decrease) in contract owners’ equity resulting from operations	$(110,369)	(17,542,449)	(4,478)	(40,592)	(1,329,227)	(1,757)	(1,137,436)	(281,944)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVGS4	AFGF	AFHY	AVPAP2
Reinvested dividends	$6,331,023	95	166,514	2,128,929	-	71,904	34,063	10,321,568
Mortality and expense risk charges (note 2)	(3,429,548)	(104)	(146,898)	(2,697,208)	(18)	(144,164)	(8,835)	(11,961,737)

Net investment income (loss)	2,901,475	(9)	19,616	(568,279)	(18)	(72,260)	25,228	(1,640,169)

Realized gain (loss) on investments	(7,207,810)	113	249,401	6,199,565	-	327,349	(12,047)	12,512,742
Change in unrealized gain (loss) on investments	(5,751,415)	(1,672)	(2,613,642)	(39,883,668)	540	(1,361,317)	(32,457)	(88,710,918)

Net gain (loss) on investments	(12,959,225)	(1,559)	(2,364,241)	(33,684,103)	540	(1,033,968)	(44,504)	(76,198,176)

Reinvested capital gains	-	493	756,816	10,516,053	-	1,083,012	-	30,232,133

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,057,750)	(1,075)	(1,587,809)	(23,736,329)	522	(23,216)	(19,276)	(47,606,212)

Investment Activity:	AMVI4	AMVBC4	AFGC	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3
Reinvested dividends	$1,761	1,770	13,332	1,700	1,878,503	6,799,886	3,973,620	2,973,776
Mortality and expense risk charges (note 2)	(285)	(327)	(8,709)	(215)	(534,173)	(3,911,606)	(3,435,272)	(5,904,102)

Net investment income (loss)	1,476	1,443	4,623	1,485	1,344,330	2,888,280	538,348	(2,930,326)

Realized gain (loss) on investments	(21)	(4)	266	(61)	(1,024,322)	(295,238)	4,407,565	2,038,078
Change in unrealized gain (loss) on investments	(14,501)	(13,200)	(8,086)	(8,710)	(1,535,712)	(8,016,626)	(40,364,295)	(46,294,503)

Net gain (loss) on investments	(14,522)	(13,204)	(7,820)	(8,771)	(2,560,034)	(8,311,864)	(35,956,730)	(44,256,425)

Reinvested capital gains	-	-	-	-	-	-	16,298,658	15,092,560

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,046)	(11,761)	(3,197)	(7,286)	(1,215,704)	(5,423,584)	(19,119,724)	(32,094,191)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FCA2S	FVU2S	FQB
Reinvested dividends	$93,808	155,459	25,868	355,907	2,584,594	17,636	-	171,769
Mortality and expense risk charges (note 2)	(56,375)	(38,882)	(8,837)	(961,551)	(1,085,433)	(5,332)	(2,689)	(73,408)

Net investment income (loss)	37,433	116,577	17,031	(605,644)	1,499,161	12,304	(2,689)	98,361

Realized gain (loss) on investments	-	(17,915)	9,773	827,868	651,715	(92,962)	(65)	(64,112)
Change in unrealized gain (loss) on investments	-	(259,535)	(229,654)	(15,227,262)	(3,696,557)	71,751	(46,762)	(149,281)

Net gain (loss) on investments	-	(277,450)	(219,881)	(14,399,394)	(3,044,842)	(21,211)	(46,827)	(213,393)

Reinvested capital gains	-	-	113,066	4,256,704	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$37,433	(160,873)	(89,784)	(10,748,334)	(1,545,681)	(8,907)	(49,516)	(115,032)

Investment Activity:	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2
Reinvested dividends	$507,185	6,248,182	41,016	2,215,062	1,555,135	5,198,536	586,703	6,057,739
Mortality and expense risk charges (note 2)	(258,371)	(3,818,132)	(82,472)	(555,630)	(1,279,583)	(5,101,818)	(1,397,939)	(4,631,679)

Net investment income (loss)	248,814	2,430,050	(41,456)	1,659,432	275,552	96,718	(811,236)	1,426,060

Realized gain (loss) on investments	(206,676)	(2,461,075)	332,339	(147,736)	(709,692)	1,118,749	(25,823)	5,139,766
Change in unrealized gain (loss) on investments	(464,573)	(39,778,728)	(1,642,487)	(3,327,761)	(8,812,378)	(44,377,897)	(20,975,884)	(49,613,070)

Net gain (loss) on investments	(671,249)	(42,239,803)	(1,310,148)	(3,475,497)	(9,522,070)	(43,259,148)	(21,001,707)	(44,473,304)

Reinvested capital gains	-	13,534,654	262,800	-	3,209,936	17,121,835	83,754	14,100,291

Net increase (decrease) in contract owners’ equity resulting from operations	$(422,435)	(26,275,099)	(1,088,804)	(1,816,065)	(6,036,582)	(26,040,595)	(21,729,189)	(28,946,953)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP
Reinvested dividends	$71,838	3,434,533	135,255	5,367,552	160,238	755,190	493,859	953,025
Mortality and expense risk charges (note 2)	(63,842)	(3,641,140)	(126,299)	(6,417,698)	(172,072)	(1,126,337)	(4,152,339)	(5,321,261)

Net investment income (loss)	7,996	(206,607)	8,956	(1,050,146)	(11,834)	(371,147)	(3,658,480)	(4,368,236)

Realized gain (loss) on investments	45,923	5,460,195	344,974	15,114,450	621,571	1,403,270	3,872,401	29,599,018
Change in unrealized gain (loss) on investments	(443,305)	(26,102,773)	(1,352,360)	(60,188,294)	(2,131,261)	(9,147,520)	(49,791,435)	(82,860,360)

Net gain (loss) on investments	(397,382)	(20,642,578)	(1,007,386)	(45,073,844)	(1,509,690)	(7,744,250)	(45,919,034)	(53,261,342)

Reinvested capital gains	135,453	7,001,858	308,057	14,371,284	342,307	1,773,016	15,255,804	55,285,394

Net increase (decrease) in contract owners’ equity resulting from operations	$(253,933)	(13,847,327)	(690,373)	(31,752,706)	(1,179,217)	(6,342,381)	(34,321,710)	(2,344,184)

Investment Activity:	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS
Reinvested dividends	$150,209	300,339	14,969,046	104,250	1,053,052	832,764	1,316,598	36,302
Mortality and expense risk charges (note 2)	(6,098,874)	(170,578)	(8,876,949)	(250,475)	(4,161,441)	(735,263)	(1,502,092)	(56,154)

Net investment income (loss)	(5,948,665)	129,761	6,092,097	(146,225)	(3,108,389)	97,501	(185,494)	(19,852)

Realized gain (loss) on investments	14,118,539	(199,311)	(423,542)	277,996	6,906,338	583,232	1,128,172	197,080
Change in unrealized gain (loss) on investments	(66,693,541)	(286,813)	(22,436,181)	(4,648,257)	(67,955,807)	(9,512,953)	(17,141,232)	(1,148,924)

Net gain (loss) on investments	(52,575,002)	(486,124)	(22,859,723)	(4,370,261)	(61,049,469)	(8,929,721)	(16,013,060)	(951,844)

Reinvested capital gains	51,928,807	83,100	3,764,870	1,649,105	24,078,372	-	-	194,281

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,594,860)	(273,263)	(13,002,756)	(2,867,381)	(40,079,486)	(8,832,220)	(16,198,554)	(777,415)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

Years Ended December 31, 2018

Investment Activity:	FRESS2	FEMS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2
Reinvested dividends	$122,771	15,742	11,892,616	451,446	792,590	28,871	101,689	887,149
Mortality and expense risk charges (note 2)	(45,470)	(12,698)	(4,041,325)	(523,037)	(1,321,530)	(5,360)	(168,463)	(502,706)

Net investment income (loss)	77,301	3,044	7,851,291	(71,591)	(528,940)	23,511	(66,774)	384,443

Realized gain (loss) on investments	(97,554)	(1,665)	3,671,899	2,444,711	2,882,734	(7,094)	(107,114)	(1,089,557)
Change in unrealized gain (loss) on investments	(447,000)	(264,336)	(25,548,526)	(6,696,720)	(27,725,338)	(175,665)	(1,878,357)	(5,020,502)

Net gain (loss) on investments	(544,554)	(266,001)	(21,876,627)	(4,252,009)	(24,842,604)	(182,759)	(1,985,471)	(6,110,059)

Reinvested capital gains	134,840	-	-	2,186,578	13,498,029	15,296	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(332,413)	(262,957)	(14,025,336)	(2,137,022)	(11,873,515)	(143,952)	(2,052,245)	(5,725,616)

Investment Activity:	FTVGI2	FTVFA2	FTVSI2	JPMMV1	JABS	JAMGS	JAFBS	JACAS
Reinvested dividends	$-	2,914,512	32,933	128,127	180,042	2,321	1,663,692	1,702,078
Mortality and expense risk charges (note 2)	(1,810,659)	(1,603,098)	(4,863)	(176,697)	(126,239)	(6,465)	(920,843)	(2,054,389)

Net investment income (loss)	(1,810,659)	1,311,414	28,070	(48,570)	53,803	(4,144)	742,849	(352,311)

Realized gain (loss) on investments	(1,945,731)	363,722	(4,219)	338,017	425,373	12,719	(139,264)	710,265
Change in unrealized gain (loss) on investments	4,193,318	(14,122,207)	(46,307)	(2,111,734)	(808,909)	(191,274)	(2,208,007)	(16,594,783)

Net gain (loss) on investments	2,247,587	(13,758,485)	(50,526)	(1,773,717)	(383,536)	(178,555)	(2,347,271)	(15,884,518)

Reinvested capital gains	-	2,282,402	-	214,170	261,634	84,734	-	18,286,925

Net increase (decrease) in contract owners’ equity resulting from operations	$436,928	(10,164,669)	(22,456)	(1,608,117)	(68,099)	(97,965)	(1,604,422)	2,050,096

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	JAGTS	JAIGS	LZREMS	LOVTRC	LOVSDC	MNCPS2	M2IGSS	MNDSC
Reinvested dividends	$1,512,830	709,523	909,405	1,218,099	1,126	153	20,160	-
Mortality and expense risk charges (note 2)	(2,227,261)	(636,983)	(769,030)	(467,645)	(39)	(60)	(89,874)	(646,479)

Net investment income (loss)	(714,431)	72,540	140,375	750,454	1,087	93	(69,714)	(646,479)

Realized gain (loss) on investments	16,505,654	(1,833,508)	1,184,685	(76,499)	-	(4)	82,259	1,821,170
Change in unrealized gain (loss) on investments	(22,197,486)	(5,139,049)	(11,710,029)	(1,344,164)	(957)	(3,957)	(378,897)	(9,219,737)

Net gain (loss) on investments	(5,691,832)	(6,972,557)	(10,525,344)	(1,420,663)	(957)	(3,961)	(296,638)	(7,398,567)

Reinvested capital gains	4,567,351	-	-	-	-	409	356,282	6,094,876

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,838,912)	(6,900,017)	(10,384,969)	(670,209)	130	(3,459)	(10,070)	(1,950,170)

Investment Activity:	MVUSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB
Reinvested dividends	$1,379	5,199,720	2,604,278	321,784	57,959	227,666	86,544	35,835
Mortality and expense risk charges (note 2)	(951)	(6,183,255)	(4,445,133)	(188,183)	(32,128)	(146,982)	(20,106)	(5,633)

Net investment income (loss)	428	(983,535)	(1,840,855)	133,601	25,831	80,684	66,438	30,202

Realized gain (loss) on investments	(6,450)	22,357,608	11,909,540	(70,194)	785	71,349	7,084	(17,110)
Change in unrealized gain (loss) on investments	4,819	(94,048,066)	(45,275,409)	(1,671,137)	(70,753)	(399,355)	(204,563)	(64,719)

Net gain (loss) on investments	(1,631)	(71,690,458)	(33,365,869)	(1,741,331)	(69,968)	(328,006)	(197,479)	(81,829)

Reinvested capital gains	631	27,076,633	3,237,821	437,769	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(572)	(45,597,360)	(31,968,903)	(1,169,961)	(44,137)	(247,322)	(131,041)	(51,627)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	VKVGR2	MSVRE	MSVREB	VYDS	DTRTFB	NVBX	NAMGI2	NAMAA2
Reinvested dividends	$9,985	661	60	724	87,169	4,563	3,622,095	22,348,023
Mortality and expense risk charges (note 2)	(3,828)	(319)	(32)	(2,269)	(18,667)	(505)	(4,410,348)	(23,998,157)

Net investment income (loss)	6,157	342	28	(1,545)	68,502	4,058	(788,253)	(1,650,134)

Realized gain (loss) on investments	1,138	2,357	144	25,153	(3,290)	(1)	2,471,246	827,956
Change in unrealized gain (loss) on investments	(35,038)	(4,917)	(380)	(71,050)	(49,953)	(2,192)	(30,426,570)	(191,171,667)

Net gain (loss) on investments	(33,900)	(2,560)	(236)	(45,897)	(53,243)	(2,193)	(27,955,324)	(190,343,711)

Reinvested capital gains	-	-	-	26,541	-	91	13,014,492	81,105,626

Net increase (decrease) in contract owners’ equity resulting from operations	$(27,743)	(2,218)	(208)	(20,901)	15,259	1,956	(15,729,085)	(110,888,219)

Investment Activity:	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF
Reinvested dividends	$566,319	2,130,451	76,904,565	69,605,468	745,445	1,774,563	30,982,501	3,569,494
Mortality and expense risk charges (note 2)	(556,103)	(2,672,850)	(98,472,188)	(42,905,875)	(5,112,614)	(9,252,895)	(46,074,755)	(993,450)

Net investment income (loss)	10,216	(542,399)	(21,567,623)	26,699,593	(4,367,169)	(7,478,332)	(15,092,254)	2,576,044

Realized gain (loss) on investments	1,013,724	4,380,443	162,349,396	11,017,167	11,244,628	45,661,848	118,796,905	1,147,091
Change in unrealized gain (loss) on investments	(7,833,295)	(33,380,021)	(893,029,411)	(122,145,281)	(58,849,838)	(102,883,549)	(450,860,185)	(6,560,887)

Net gain (loss) on investments	(6,819,571)	(28,999,578)	(730,680,015)	(111,128,114)	(47,605,210)	(57,221,701)	(332,063,280)	(5,413,796)

Reinvested capital gains	2,692,475	11,649,477	341,399,975	11,124,343	17,453,965	56,261,054	247,543,198	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,116,880)	(17,892,500)	(410,847,663)	(73,304,178)	(34,518,414)	(8,438,979)	(99,612,336)	(2,837,752)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2
Reinvested dividends	$62,619	251,228	346,706	858,103	403,587	189,122	14,987	604,282
Mortality and expense risk charges (note 2)	(122,902)	(949,791)	(227,898)	(749,232)	(1,019,813)	(646,450)	(29,377)	(1,709,997)

Net investment income (loss)	(60,283)	(698,563)	118,808	108,871	(616,226)	(457,328)	(14,390)	(1,105,715)

Realized gain (loss) on investments	242,622	2,326,366	158,153	2,345,202	3,143,671	1,123,674	(31,900)	7,426,223
Change in unrealized gain (loss) on investments	(2,069,335)	(13,325,589)	(3,085,892)	(10,312,723)	(14,357,331)	(7,593,896)	(349,371)	(24,473,148)

Net gain (loss) on investments	(1,826,713)	(10,999,223)	(2,927,739)	(7,967,521)	(11,213,660)	(6,470,222)	(381,271)	(17,046,925)

Reinvested capital gains	-	-	83,763	229,734	7,763,536	4,380,874	233,530	11,452,954

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,886,996)	(11,697,786)	(2,725,168)	(7,628,916)	(4,066,350)	(2,546,676)	(162,131)	(6,699,686)

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1
Reinvested dividends	$1,336,357	47,364,189	51,606,493	14,050,198	51,664,604	6,668,401	16,757,544	95,386
Mortality and expense risk charges (note 2)	(1,258,962)	(32,096,206)	(39,523,631)	(9,852,727)	(38,837,177)	(5,420,237)	(11,616,195)	(43,843)

Net investment income (loss)	77,395	15,267,983	12,082,862	4,197,471	12,827,427	1,248,164	5,141,349	51,543

Realized gain (loss) on investments	(881,096)	29,768,140	36,926,764	(4,289,679)	36,562,752	423,579	3,096,067	(53,375)
Change in unrealized gain (loss) on investments	(9,548,966)	(317,141,748)	(414,176,923)	(30,633,306)	(383,330,682)	(57,193,774)	(86,788,956)	(63,452)

Net gain (loss) on investments	(10,430,062)	(287,373,608)	(377,250,159)	(34,922,985)	(346,767,930)	(56,770,195)	(83,692,889)	(116,827)

Reinvested capital gains	1,400,459	109,458,295	123,441,637	3,795,662	121,116,144	19,354,216	31,104,323	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,952,208)	(162,647,330)	(241,725,660)	(26,929,852)	(212,824,359)	(36,167,815)	(47,447,217)	(65,284)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8	GVIDA
Reinvested dividends	$2,681,476	1,685,250	1,334,572	828,258	3,982,632	64,323	2,090,158	2,518,583
Mortality and expense risk charges (note 2)	(1,449,870)	(1,040,973)	(1,675,693)	(1,605,778)	(2,754,328)	(11,237)	(1,347,695)	(2,892,547)

Net investment income (loss)	1,231,606	644,277	(341,121)	(777,520)	1,228,304	53,086	742,463	(373,964)

Realized gain (loss) on investments	(1,314,436)	(360,233)	5,412,533	12,434,552	(2,864,077)	17,814	682,978	13,445,287
Change in unrealized gain (loss) on investments	(2,213,320)	(2,378,195)	(6,081,029)	(12,693,515)	(1,525,061)	(441,191)	(15,856,682)	(44,777,087)

Net gain (loss) on investments	(3,527,756)	(2,738,428)	(668,496)	(258,963)	(4,389,138)	(423,377)	(15,173,704)	(31,331,800)

Reinvested capital gains	-	-	-	-	-	-	-	14,202,162

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,296,150)	(2,094,151)	(1,009,617)	(1,036,483)	(3,160,834)	(370,291)	(14,431,241)	(17,503,602)

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$29,158,049	24,355,851	12,303,371	39,800,750	11,827,106	14,507,402	3,263,650	7,279,939
Mortality and expense risk charges (note 2)	(22,656,779)	(22,088,552)	(9,324,010)	(34,124,804)	(11,476,636)	(11,489,299)	(3,783,951)	(7,830,161)

Net investment income (loss)	6,501,270	2,267,299	2,979,361	5,675,946	350,470	3,018,103	(520,301)	(550,222)

Realized gain (loss) on investments	27,946,856	32,969,850	(3,428,241)	2,241,505	33,733,599	4,637,364	6,814,168	-
Change in unrealized gain (loss) on investments	(194,420,741)	(236,552,000)	(31,649,185)	(345,329,677)	(172,170,464)	(88,299,573)	(59,957,970)	-

Net gain (loss) on investments	(166,473,885)	(203,582,150)	(35,077,426)	(343,088,172)	(138,436,865)	(83,662,209)	(53,143,802)	-

Reinvested capital gains	64,368,689	88,646,903	11,940,847	182,494,985	72,044,411	41,484,041	22,609,845	5,172

Net increase (decrease) in contract owners’ equity resulting from operations	$(95,603,926)	(112,667,948)	(20,157,218)	(154,917,241)	(66,041,984)	(39,160,065)	(31,054,258)	(545,050)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2
Reinvested dividends	$243,550	1,128,709	113,111	2,315,811	29,240	59,374	53,380	958,750
Mortality and expense risk charges (note 2)	(303,732)	(1,573,553)	(37,280)	(854,958)	(129,469)	(1,974,064)	(50,805)	(1,246,041)

Net investment income (loss)	(60,182)	(444,844)	75,831	1,460,853	(100,229)	(1,914,690)	2,575	(287,291)

Realized gain (loss) on investments	(189,533)	4,790,751	(9,577)	(277,382)	173,831	13,514,395	(139,869)	(2,164,067)
Change in unrealized gain (loss) on investments	(5,575,534)	(31,597,507)	(565,573)	(11,971,332)	(1,824,827)	(32,276,222)	(663,929)	(15,272,615)

Net gain (loss) on investments	(5,765,067)	(26,806,756)	(575,150)	(12,248,714)	(1,650,996)	(18,761,827)	(803,798)	(17,436,682)

Reinvested capital gains	1,725,469	7,996,527	-	-	1,390,182	17,065,652	352,256	7,707,695

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,099,780)	(19,255,073)	(499,319)	(10,787,861)	(361,043)	(3,610,865)	(448,967)	(10,016,278)

Investment Activity:	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$-	-	8,710	2,673,036	-	-	193,445	181,862
Mortality and expense risk charges (note 2)	(2,377,224)	(1,823,691)	(3,049)	(3,663,922)	(83,551)	(589,434)	(394,720)	(640,619)

Net investment income (loss)	(2,377,224)	(1,823,691)	5,661	(990,886)	(83,551)	(589,434)	(201,275)	(458,757)

Realized gain (loss) on investments	8,782,441	(874,162)	16,783	2,990,313	(138,478)	(2,072,864)	1,916,495	(443,171)
Change in unrealized gain (loss) on investments	(50,120,110)	(26,314,415)	(231,171)	(82,241,631)	(1,082,099)	(6,057,765)	(11,736,813)	(13,660,912)

Net gain (loss) on investments	(41,337,669)	(27,188,577)	(214,388)	(79,251,318)	(1,220,577)	(8,130,629)	(9,820,318)	(14,104,083)

Reinvested capital gains	31,816,800	21,485,657	107,363	44,244,288	726,509	4,403,766	4,944,715	7,176,182

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,898,093)	(7,526,611)	(101,364)	(35,997,916)	(577,619)	(4,316,297)	(5,076,878)	(7,386,658)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF
Reinvested dividends	$7,916	-	6,694,780	3,249,878	2,863,705	1,349,529	3,897,163	58,843
Mortality and expense risk charges (note 2)	(899,602)	(672,233)	(3,708,512)	(2,223,493)	(5,094,578)	(4,230,263)	(3,081,213)	(10,656)

Net investment income (loss)	(891,686)	(672,233)	2,986,268	1,026,385	(2,230,873)	(2,880,734)	815,950	48,187

Realized gain (loss) on investments	2,597,583	926,773	1,002,293	(483,151)	12,723,825	12,537,334	(186,177)	12,960
Change in unrealized gain (loss) on investments	(26,176,997)	(17,073,544)	(13,464,332)	(1,590,281)	(51,686,756)	(38,596,452)	(37,965,243)	(605,068)

Net gain (loss) on investments	(23,579,414)	(16,146,771)	(12,462,039)	(2,073,432)	(38,962,931)	(26,059,118)	(38,151,420)	(592,108)

Reinvested capital gains	15,969,097	11,062,698	-	-	35,168,385	25,233,914	2,154,399	271,617

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,502,003)	(5,756,306)	(9,475,771)	(1,047,047)	(6,025,419)	(3,705,938)	(35,181,071)	(272,304)

Investment Activity:	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2
Reinvested dividends	$3,901,546	778,108	1,370,311	227,479	257,635	24,130,465	11,959,178	18,307,868
Mortality and expense risk charges (note 2)	(3,424,637)	(574,133)	(1,377,958)	(225,732)	(213,257)	(18,397,695)	(8,526,487)	(14,950,604)

Net investment income (loss)	476,909	203,975	(7,647)	1,747	44,378	5,732,770	3,432,691	3,357,264

Realized gain (loss) on investments	6,665,530	(3,215,420)	(4,987,974)	46,921	219,200	1,840,356	315,336	4,120,596
Change in unrealized gain (loss) on investments	(51,716,446)	755,114	278,460	(2,013,743)	(2,670,975)	(176,674,856)	(75,169,759)	(146,124,972)

Net gain (loss) on investments	(45,050,916)	(2,460,306)	(4,709,514)	(1,966,822)	(2,451,775)	(174,834,500)	(74,854,423)	(142,004,376)

Reinvested capital gains	23,152,907	-	-	554,519	577,002	62,158,081	22,513,944	60,778,730

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,421,100)	(2,256,331)	(4,717,161)	(1,410,556)	(1,830,395)	(106,943,649)	(48,907,788)	(77,868,382)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	(Obsolete & Unaudited) AMGP	AMINS	AMCG
Reinvested dividends	$8,471,459	1,078,507	10,295,843	2,136,587	1,171,460	-	202	-
Mortality and expense risk charges (note 2)	(6,699,816)	(1,500,394)	(10,667,406)	(3,338,427)	(1,141,807)	-	(2,683)	(197)

Net investment income (loss)	1,771,643	(421,887)	(371,563)	(1,201,840)	29,653	-	(2,481)	(197)

Realized gain (loss) on investments	2,001,365	(79,023)	10,859,386	1,150,403	(868,552)	-	21,217	740
Change in unrealized gain (loss) on investments	(59,295,931)	(24,049,202)	(76,513,657)	(33,537,835)	422,442	(2)	(45,513)	(2,062)

Net gain (loss) on investments	(57,294,566)	(24,128,225)	(65,654,271)	(32,387,432)	(446,110)	(2)	(24,296)	(1,322)

Reinvested capital gains	23,208,772	11,733,994	21,505,397	8,817,829	-	1	-	869

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,314,151)	(12,816,118)	(44,520,437)	(24,771,443)	(416,457)	(1)	(26,777)	(650)

Investment Activity:	AMMCGS	AMTP	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS
Reinvested dividends	$-	167	80,043	328,959	508,484	583,017	1,422,879	943,627
Mortality and expense risk charges (note 2)	(46,002)	(199)	(239,886)	(904,122)	(347,565)	(234,092)	(1,919,624)	(1,922,999)

Net investment income (loss)	(46,002)	(32)	(159,843)	(575,163)	160,919	348,925	(496,745)	(979,372)

Realized gain (loss) on investments	132,759	315	1,663,067	760,227	(137,327)	(318,003)	7,482,747	1,714,385
Change in unrealized gain (loss) on investments	(518,774)	(2,093)	(3,475,572)	(13,708,613)	(2,290,706)	(477,006)	(36,459,368)	(27,661,506)

Net gain (loss) on investments	(386,015)	(1,778)	(1,812,505)	(12,948,386)	(2,428,033)	(795,009)	(28,976,621)	(25,947,121)

Reinvested capital gains	230,765	1,483	895,544	1,042,662	601,271	-	10,059,693	8,801,114

Net increase (decrease) in contract owners’ equity resulting from operations	$(201,252)	(327)	(1,076,804)	(12,480,887)	(1,665,843)	(446,084)	(19,413,673)	(18,125,379)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	OVIG	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS
Reinvested dividends	$11,828	135,482	1,769,765	21,009	60,368	-	82,897	330,532
Mortality and expense risk charges (note 2)	(5,981)	(150,033)	(2,986,732)	(92,439)	(1,631,666)	(142,437)	(21,529)	(107,915)

Net investment income (loss)	5,847	(14,551)	(1,216,967)	(71,430)	(1,571,298)	(142,437)	61,368	222,617

Realized gain (loss) on investments	6,579	530,320	14,152,486	(15,876)	(1,245,031)	580,409	(44,845)	(148,547)
Change in unrealized gain (loss) on investments	(334,017)	(2,529,743)	(46,764,919)	(1,499,692)	(22,354,105)	(2,599,000)	(110,652)	(515,221)

Net gain (loss) on investments	(327,438)	(1,999,423)	(32,612,433)	(1,515,568)	(23,599,136)	(2,018,591)	(155,497)	(663,768)

Reinvested capital gains	26,767	1,019,044	17,245,711	865,361	13,175,756	1,500,650	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(294,824)	(994,930)	(16,583,689)	(721,637)	(11,994,678)	(660,378)	(94,129)	(441,151)

Investment Activity:	PMVIV	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD
Reinvested dividends	$48	1,354,055	864,004	7,305,033	8,650,256	2,490	485,693	9,135
Mortality and expense risk charges (note 2)	(5)	(732,185)	(285,838)	(6,124,887)	(5,495,213)	(552)	(192,118)	(777)

Net investment income (loss)	43	621,870	578,166	1,180,146	3,155,043	1,938	293,575	8,358

Realized gain (loss) on investments	-	(613,986)	47,579	(1,124,689)	(2,157,415)	(25,730)	(6,415)	439
Change in unrealized gain (loss) on investments	20	(3,191,333)	(1,910,176)	(5,292,706)	(13,003,347)	4,251	(1,119,713)	(14,691)

Net gain (loss) on investments	20	(3,805,319)	(1,862,597)	(6,417,395)	(15,160,762)	(21,479)	(1,126,128)	(14,252)

Reinvested capital gains	39	-	231,073	-	4,296,128	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$102	(3,183,449)	(1,053,358)	(5,237,249)	(7,709,591)	(19,541)	(832,553)	(5,894)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMUBA	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA	GVMSAS
Reinvested dividends	$661	773,967	4,754	4,734	1,828	82,243	23	10,080
Mortality and expense risk charges (note 2)	(112)	(545,875)	(1,369)	(890)	(2,767)	(175,099)	(16)	(1,819)

Net investment income (loss)	549	228,092	3,385	3,844	(939)	(92,856)	7	8,261

Realized gain (loss) on investments	(2)	27,588	55	(686)	6,749	100,624	(485)	(23)
Change in unrealized gain (loss) on investments	(601)	(425,338)	(346)	(8,720)	(238,281)	(867,957)	500	(23,081)

Net gain (loss) on investments	(603)	(397,750)	(291)	(9,406)	(231,532)	(767,333)	15	(23,104)

Reinvested capital gains	-	61,212	1,418	-	122,204	187,052	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(54)	(108,446)	4,512	(5,562)	(110,267)	(673,137)	22	(14,843)

Investment Activity:	PVEIB	PVGOB	PVTIGB	ROCSC	RSRF	RVARS	TRHS2	VWHAS
Reinvested dividends	$15,174	-	80,599	2,027	-	-	-	-
Mortality and expense risk charges (note 2)	(33,944)	(33,981)	(104,719)	(1,436)	(13)	(255,873)	(4,260,349)	(496,855)

Net investment income (loss)	(18,770)	(33,981)	(24,120)	591	(13)	(255,873)	(4,260,349)	(496,855)

Realized gain (loss) on investments	44,264	360,314	75,265	(52,580)	(4)	79,142	7,888,829	434,173
Change in unrealized gain (loss) on investments	(378,677)	(448,550)	(1,648,503)	35,158	(1,169)	(897,021)	(19,796,670)	(9,898,443)

Net gain (loss) on investments	(334,413)	(88,236)	(1,573,238)	(17,422)	(1,173)	(817,879)	(11,907,841)	(9,464,270)

Reinvested capital gains	97,324	115,253	-	3,328	785	-	14,761,415	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(255,859)	(6,964)	(1,597,358)	(13,503)	(401)	(1,073,752)	(1,406,775)	(9,961,125)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	VWBF	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRENG
Reinvested dividends	$529,648	56,055	-	122,469	15,508	53,202	2,936,981	-
Mortality and expense risk charges (note 2)	(93,069)	(235,785)	(214,822)	(41,079)	(7,715)	(26,442)	(2,814,764)	(3)

Net investment income (loss)	436,579	(179,730)	(214,822)	81,390	7,793	26,760	122,217	(3)

Realized gain (loss) on investments	(374,611)	349,493	(925,025)	25,355	20,140	21,842	(7,524,308)	(1)
Change in unrealized gain (loss) on investments	(588,261)	(4,778,803)	(3,427,937)	(795,877)	(130,052)	(452,548)	(9,570,805)	(1,228)

Net gain (loss) on investments	(962,872)	(4,429,310)	(4,352,962)	(770,522)	(109,912)	(430,706)	(17,095,113)	(1,229)

Reinvested capital gains	-	-	-	293,958	50,555	163,461	6,396,890	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(526,293)	(4,609,040)	(4,567,784)	(395,174)	(51,564)	(240,485)	(10,576,006)	(1,232)

Investment Activity:	WRHIP	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Reinvested dividends	$5,695,150	-	385	15,062	366,814	846,287	73,009	-
Mortality and expense risk charges (note 2)	(1,477,213)	(1,567,337)	(94)	(6,199)	(106,697)	(195,311)	(22,688)	(623)

Net investment income (loss)	4,217,937	(1,567,337)	291	8,863	260,117	650,976	50,321	(623)

Realized gain (loss) on investments	(1,097,886)	5,039,455	(15)	9,672	(81,437)	201,795	(49,633)	1,609
Change in unrealized gain (loss) on investments	(6,155,057)	(9,582,595)	(2,801)	(87,365)	(2,336,047)	(5,387,007)	(351,321)	(9,607)

Net gain (loss) on investments	(7,252,943)	(4,543,140)	(2,816)	(77,693)	(2,417,484)	(5,185,212)	(400,954)	(7,998)

Reinvested capital gains	-	4,343,117	1,139	44,318	1,184,757	2,340,445	228,578	5,250

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,035,006)	(1,767,360)	(1,386)	(24,512)	(972,610)	(2,193,791)	(122,055)	(3,371)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	SVOF	WFVSCG	WFVOG2
Reinvested dividends	$521	-	-
Mortality and expense risk charges (note 2)	(3,647)	(1,602,575)	(345)

Net investment income (loss)	(3,126)	(1,602,575)	(345)

Realized gain (loss) on investments	13,859	2,311,105	22
Change in unrealized gain (loss) on investments	(58,476)	(11,353,181)	(2,413)

Net gain (loss) on investments	(44,617)	(9,042,076)	(2,391)

Reinvested capital gains	26,251	9,804,002	2,480

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,492)	(840,649)	(256)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		DVMCSS		DVSCS		DSIF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$48,012,497	(1,456,911)	(441,136)	(249,848)	(521,491)	(633,493)	665,518	828,657
Realized gain (loss) on investments	903,559,124	720,715,501	(182,674)	(562,654)	4,740,391	8,083,550	12,264,225	11,106,816
Change in unrealized gain (loss) on investments	(7,183,273,746)	3,687,801,202	(9,294,649)	4,388,443	(15,917,127)	(2,914,595)	(29,584,102)	23,609,744
Reinvested capital gains	2,729,622,590	1,849,952,351	4,002,076	500,330	4,352,311	3,634,362	5,118,664	5,377,670

Net increase (decrease) in contract owners’ equity resulting from operations	(3,502,079,535)	6,257,012,143	(5,916,383)	4,076,271	(7,345,916)	8,169,824	(11,535,695)	40,922,887

Equity transactions:
Purchase payments received from contract owners (note 3)	3,332,835,930	3,917,861,288	3,419,406	4,465,145	880,741	845,457	1,845,899	3,272,011
Transfers between funds	-	-	(2,412,663)	(1,095,922)	(158,078)	(7,742,968)	(3,557,544)	(446,557)
Redemptions (note 3)	(4,647,126,415)	(3,900,703,326)	(2,362,377)	(1,948,433)	(8,680,263)	(9,657,526)	(24,364,563)	(26,197,372)
Annuity benefits	(1,593,803)	(1,414,936)	(905)	(878)	(4,580)	(906)	(67,314)	(65,480)
Contract maintenance charges (note 2)	(470,882,020)	(435,624,995)	(83,933)	(75,445)	(254,988)	(263,827)	(80,463)	(86,878)
Contingent deferred sales charges (note 2)	(17,689,036)	(16,334,484)	(14,602)	(10,611)	(8,169)	(12,366)	(6,805)	(5,870)
Adjustments to maintain reserves	280,469	(161,438)	38	(153)	(73)	(954)	539	(3,776)

Net equity transactions	(1,804,174,875)	(436,377,891)	(1,455,036)	1,333,703	(8,225,410)	(16,833,090)	(26,230,252)	(23,533,922)

Net change in contract owners’ equity	(5,306,254,410)	5,820,634,252	(7,371,419)	5,409,974	(15,571,326)	(8,663,266)	(37,765,947)	17,388,965
Contract owners’ equity beginning of period	54,201,450,452	48,380,816,200	35,772,100	30,362,126	80,563,715	89,226,981	233,402,681	216,013,716

Contract owners’ equity end of period	$48,895,196,042	54,201,450,452	28,400,681	35,772,100	64,992,389	80,563,715	195,636,734	233,402,681

CHANGES IN UNITS:
Beginning units	3,312,790,557	3,284,484,208	2,675,080	2,569,957	2,016,378	2,464,385	3,700,488	4,105,599
Units purchased	471,155,533	517,048,459	457,139	615,485	228,828	201,954	60,251	126,051
Units redeemed	(532,648,236)	(488,742,110)	(574,291)	(510,362)	(430,002)	(649,961)	(463,982)	(531,162)

Ending units	3,251,297,854	3,312,790,557	2,557,928	2,675,080	1,815,204	2,016,378	3,296,757	3,700,488

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DSIFS		DSRG		DCAP		DCAPS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(129,502)	(25,220)	171,748	(62,384)	(20,944)	2,689	(508,097)	(450,148)
Realized gain (loss) on investments	10,675,558	9,908,673	1,511,319	2,271,253	186,732	450,783	428,131	1,553,433
Change in unrealized gain (loss) on investments	(21,362,236)	12,238,057	(10,565,838)	208,497	(5,389,509)	2,019,971	(19,390,741)	8,044,569
Reinvested capital gains	3,274,385	3,445,090	6,984,593	2,568,222	3,218,564	3,215,408	12,286,830	13,373,262

Net increase (decrease) in contract owners’ equity resulting from operations	(7,541,795)	25,566,600	(1,898,178)	4,985,588	(2,005,157)	5,688,851	(7,183,877)	22,521,116

Equity transactions:
Purchase payments received from contract owners (note 3)	856,517	1,163,920	215,004	721,453	277,822	297,046	881,738	737,776
Transfers between funds	(7,050,018)	(8,610,465)	(428,149)	(757,802)	(170,131)	(472,026)	(6,185,419)	(8,184,354)
Redemptions (note 3)	(13,170,627)	(11,757,659)	(3,664,221)	(4,703,947)	(1,512,612)	(2,847,339)	(10,516,769)	(7,952,042)
Annuity benefits	(2,678)	(2,249)	(4,043)	(3,768)	(1,900)	(1,733)	-	-
Contract maintenance charges (note 2)	(432,564)	(450,811)	(19,669)	(22,175)	(7,577)	(8,242)	(669,633)	(693,844)
Contingent deferred sales charges (note 2)	(17,393)	(34,938)	(191)	(363)	(430)	(420)	(16,066)	(21,431)
Adjustments to maintain reserves	94	(530)	(11)	640	(16)	(3,429)	(67)	(1,086)

Net equity transactions	(19,816,669)	(19,692,732)	(3,901,280)	(4,765,962)	(1,414,844)	(3,036,143)	(16,506,216)	(16,114,981)

Net change in contract owners’ equity	(27,358,464)	5,873,868	(5,799,458)	219,626	(3,420,001)	2,652,708	(23,690,093)	6,406,135
Contract owners’ equity beginning of period	147,827,153	141,953,285	38,081,985	37,862,359	26,228,677	23,575,969	103,566,423	97,160,288

Contract owners’ equity end of period	$120,468,689	147,827,153	32,282,527	38,081,985	22,808,676	26,228,677	79,876,330	103,566,423

CHANGES IN UNITS:
Beginning units	4,741,553	5,448,421	811,429	917,419	883,156	997,558	3,794,414	4,453,762
Units purchased	237,751	314,965	6,028	19,857	17,691	22,052	133,386	208,411
Units redeemed	(844,041)	(1,021,833)	(88,364)	(125,847)	(65,350)	(136,454)	(732,155)	(867,759)

Ending units	4,135,263	4,741,553	729,093	811,429	835,497	883,156	3,195,645	3,794,414

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DVDLS		DGI		ACEG2		IVMCC2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13,416)	(11,638)	(75,628)	(78,640)	(74,972)	(77,944)	(233,118)	(207,052)
Realized gain (loss) on investments	24,615	17,796	763,346	487,336	351,568	220,063	(277,852)	(173,851)
Change in unrealized gain (loss) on investments	(388,974)	168,356	(2,654,626)	1,246,440	(796,498)	520,246	(3,593,695)	1,885,366
Reinvested capital gains	166,236	9,603	1,283,614	587,668	321,677	451,115	2,162,694	313,986

Net increase (decrease) in contract owners’ equity resulting from operations	(211,539)	184,117	(683,294)	2,242,804	(198,225)	1,113,480	(1,941,971)	1,818,449

Equity transactions:
Purchase payments received from contract owners (note 3)	1,091	5,671	206,133	218,150	65,315	15,087	161,979	111,943
Transfers between funds	54,468	87,787	(173,607)	57,865	(633,664)	1,132,438	17,087	(432,627)
Redemptions (note 3)	(41,937)	(80,930)	(1,583,141)	(1,341,114)	(748,336)	(617,528)	(808,376)	(753,225)
Annuity benefits	(164)	(191)	(815)	(717)	(223)	(231)	(6,057)	(5,988)
Contract maintenance charges (note 2)	(129)	(151)	(5,697)	(6,358)	(1,203)	(1,349)	(69,442)	(68,579)
Contingent deferred sales charges (note 2)	-	-	(182)	(46)	(1,098)	(321)	(3,391)	(4,413)
Adjustments to maintain reserves	(1)	(71)	(82)	(85)	(5)	(337)	35	(371)

Net equity transactions	13,328	12,115	(1,557,391)	(1,072,305)	(1,319,214)	527,759	(708,165)	(1,153,260)

Net change in contract owners’ equity	(198,211)	196,232	(2,240,685)	1,170,499	(1,517,439)	1,641,239	(2,650,136)	665,189
Contract owners’ equity beginning of period	995,882	799,650	14,117,604	12,947,105	5,543,334	3,902,095	15,452,478	14,787,289

Contract owners’ equity end of period	$797,671	995,882	11,876,919	14,117,604	4,025,895	5,543,334	12,802,342	15,452,478

CHANGES IN UNITS:
Beginning units	37,554	35,835	494,849	536,200	301,486	265,809	1,015,428	1,095,185
Units purchased	5,055	9,210	17,985	17,433	46,661	116,970	67,119	41,794
Units redeemed	(4,943)	(7,491)	(70,198)	(58,784)	(116,992)	(81,293)	(114,386)	(121,551)

Ending units	37,666	37,554	442,636	494,849	231,155	301,486	968,161	1,015,428

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IVKMG2		IVBRA1		HVSIT		NOTB4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(245,791)	(258,710)	2,436	5,697	(186,247)	(206,008)	(44,232)	(81,354)
Realized gain (loss) on investments	1,166,673	1,071,689	(2,007)	(4,996)	(2,880,143)	(1,681,715)	49,581	29,813
Change in unrealized gain (loss) on investments	(3,618,568)	1,250,082	(32,843)	6,540	969,425	2,377,022	(1,412,743)	954,511
Reinvested capital gains	1,751,094	1,104,380	18,821	8,821	833,890	2,522,637	552,954	18,153

Net increase (decrease) in contract owners’ equity resulting from operations	(946,592)	3,167,441	(13,593)	16,062	(1,263,075)	3,011,936	(854,440)	921,123

Equity transactions:
Purchase payments received from contract owners (note 3)	160,844	61,113	47,502	-	311,871	117,986	93,752	86,012
Transfers between funds	(855,811)	(200,432)	928	(7,075)	(2,249,269)	(1,604,922)	(242,082)	(360,452)
Redemptions (note 3)	(2,051,585)	(2,000,467)	(7,285)	(48,722)	(2,195,639)	(1,157,382)	(795,733)	(712,119)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(105,581)	(113,235)	-	-	(160,634)	(165,617)	(346)	(357)
Contingent deferred sales charges (note 2)	(3,661)	(4,208)	-	-	(13,308)	(7,488)	(4,813)	(11,934)
Adjustments to maintain reserves	(13)	(456)	(13)	5	(34)	(567)	(15)	18,500

Net equity transactions	(2,855,807)	(2,257,685)	41,132	(55,792)	(4,307,013)	(2,817,990)	(949,237)	(980,350)

Net change in contract owners’ equity	(3,802,399)	909,756	27,539	(39,730)	(5,570,088)	193,946	(1,803,677)	(59,227)
Contract owners’ equity beginning of period	16,890,211	15,980,455	169,873	209,603	21,345,191	21,151,245	11,532,572	11,591,799

Contract owners’ equity end of period	$13,087,812	16,890,211	197,412	169,873	15,775,103	21,345,191	9,728,895	11,532,572

CHANGES IN UNITS:
Beginning units	1,025,694	1,167,613	13,983	18,926	1,110,094	1,272,457	1,009,768	1,100,769
Units purchased	79,246	134,186	4,079	257	31,958	35,816	27,326	16,080
Units redeemed	(248,307)	(276,105)	(620)	(5,200)	(243,591)	(198,179)	(111,969)	(107,081)

Ending units	856,633	1,025,694	17,442	13,983	898,461	1,110,094	925,125	1,009,768

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NOTG4		NOTMG4		ALMCS		ALVBWB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(76,178)	(38,733)	(43,120)	(43,432)	(4,025)	(3,200)	5,012	6,887
Realized gain (loss) on investments	352,432	(8,039)	4,513	(14,720)	7,030	1,335	(9,101)	(19,918)
Change in unrealized gain (loss) on investments	(1,155,032)	1,556,488	(1,064,467)	973,713	(90,445)	68,609	(50,299)	77,828
Reinvested capital gains	351,223	-	370,798	-	54,815	8,801	29,618	4,010

Net increase (decrease) in contract owners’ equity resulting from operations	(527,555)	1,509,716	(732,276)	915,561	(32,625)	75,545	(24,770)	68,807

Equity transactions:
Purchase payments received from contract owners (note 3)	42,800	33,236	6,065	4,590	-	-	-	-
Transfers between funds	(5,111,857)	(1,010)	(260,645)	(168,624)	5,587	48,549	(3,696)	(16,976)
Redemptions (note 3)	(740,998)	(550,062)	(639,843)	(480,157)	(25,448)	(2,267)	(85,578)	(110,012)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(157)	(185)	(106)	(107)	-	-	(2,885)	(2,990)
Contingent deferred sales charges (note 2)	(16,410)	(28,844)	(3,150)	(16,975)	-	-	-	-
Adjustments to maintain reserves	(8)	(221)	(10)	(186)	(5)	(3)	(11)	(16)

Net equity transactions	(5,826,630)	(547,086)	(897,689)	(661,459)	(19,866)	46,279	(92,170)	(129,994)

Net change in contract owners’ equity	(6,354,185)	962,630	(1,629,965)	254,102	(52,491)	121,824	(116,940)	(61,187)
Contract owners’ equity beginning of period	11,186,391	10,223,761	8,535,354	8,281,252	376,240	254,416	474,039	535,226

Contract owners’ equity end of period	$4,832,206	11,186,391	6,905,389	8,535,354	323,749	376,240	357,099	474,039

CHANGES IN UNITS:
Beginning units	908,323	957,595	706,332	764,557	15,407	13,340	30,764	40,001
Units purchased	21,080	15,347	5,488	8,180	305	2,165	1,645	34
Units redeemed	(485,841)	(64,619)	(81,971)	(66,405)	(1,184)	(98)	(7,546)	(9,271)

Ending units	443,562	908,323	629,849	706,332	14,528	15,407	24,863	30,764

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVGIB		ALVIVB		ALVDAA		ALVDAB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(34,204)	(12,512)	1,683	-	682	700	(42,489)	(17,348)
Realized gain (loss) on investments	556,652	514,117	(7,637)	-	187	586	276,971	247,258
Change in unrealized gain (loss) on investments	(1,334,184)	(173,539)	(111,862)	-	(5,073)	5,896	(1,693,655)	1,831,295
Reinvested capital gains	514,481	396,884	-	-	69	-	20,238	-

Net increase (decrease) in contract owners’ equity resulting from operations	(297,255)	724,950	(117,816)	-	(4,135)	7,182	(1,438,935)	2,061,205

Equity transactions:
Purchase payments received from contract owners (note 3)	24,455	33,548	452,845	-	-	-	52,408	211,375
Transfers between funds	(13,056)	(390,738)	263,234	-	2,349	349	(559,040)	(1,002,773)
Redemptions (note 3)	(388,351)	(743,997)	(1,397)	-	(3,130)	(10,955)	(2,161,802)	(989,636)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(298)	(358)	-	-	-	-	(477)	(492)
Contingent deferred sales charges (note 2)	(73)	(27)	-	-	-	-	(7,212)	(4,726)
Adjustments to maintain reserves	(31)	(103)	-	-	(12)	(3)	25	(243)

Net equity transactions	(377,354)	(1,101,675)	714,682	-	(793)	(10,609)	(2,676,098)	(1,786,495)

Net change in contract owners’ equity	(674,609)	(376,725)	596,866	-	(4,928)	(3,427)	(4,115,033)	274,710
Contract owners’ equity beginning of period	4,646,927	5,023,652	-	-	53,903	57,330	18,039,735	17,765,025

Contract owners’ equity end of period	$3,972,318	4,646,927	596,866	-	48,975	53,903	13,924,702	18,039,735

CHANGES IN UNITS:
Beginning units	151,189	191,288	-	-	4,267	5,166	1,435,565	1,590,436
Units purchased	18,845	1,629	85,638	-	196	40	38,288	74,614
Units redeemed	(30,696)	(41,728)	(7,616)	-	(266)	(939)	(255,163)	(229,485)

Ending units	139,338	151,189	78,022	-	4,197	4,267	1,218,690	1,435,565

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVSVA		ALVSVB		AAEIP3		ARLPE3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$315	(217)	(1,520,376)	(1,469,526)	301	415	-	-
Realized gain (loss) on investments	47,775	(6,575)	439,725	2,947,793	300	374	-	-
Change in unrealized gain (loss) on investments	(231,135)	67,433	(25,096,329)	4,683,968	(5,079)	(839)	-	-
Reinvested capital gains	72,676	40,438	8,634,531	5,325,261	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,369)	101,079	(17,542,449)	11,487,496	(4,478)	(50)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	81,941	32,360	4,046,462	8,800,049	-	13,887	50,000	-
Transfers between funds	(83,099)	64,278	(3,511,982)	(8,780,721)	(2,343)	169	-	-
Redemptions (note 3)	(110,137)	(64,752)	(8,711,152)	(6,896,698)	(293)	(242)	-	-
Annuity benefits	-	-	(188)	-	-	-	-	-
Contract maintenance charges (note 2)	(407)	(462)	(553,251)	(540,834)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(25,557)	(36,885)	-	-	-	-
Adjustments to maintain reserves	3	(7)	(238)	(1,097)	4	(7)	3	-

Net equity transactions	(111,699)	31,417	(8,755,906)	(7,456,186)	(2,632)	13,807	50,003	-

Net change in contract owners’ equity	(222,068)	132,496	(26,298,355)	4,031,310	(7,110)	13,757	50,003	-
Contract owners’ equity beginning of period	918,797	786,301	114,676,538	110,645,228	25,596	11,839	-	-

Contract owners’ equity end of period	$696,729	918,797	88,378,183	114,676,538	18,486	25,596	50,003	-

CHANGES IN UNITS:
Beginning units	52,066	50,194	2,686,124	2,879,199	2,975	1,359	-	-
Units purchased	17,230	7,785	245,058	439,901	115	1,731	5,727	-
Units redeemed	(22,658)	(5,913)	(450,667)	(632,976)	(428)	(115)	-	-

Ending units	46,638	52,066	2,480,515	2,686,124	2,662	2,975	5,727	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIP1		ACVB		ACVCA		ACVIG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$39,724	24,262	18,098	60,561	(406)	(392)	84,286	146,645
Realized gain (loss) on investments	(26)	(1,900)	1,248,626	637,044	725	293	790,680	1,228,587
Change in unrealized gain (loss) on investments	(80,290)	5,372	(2,785,551)	1,665,289	(2,256)	4,111	(3,106,831)	762,937
Reinvested capital gains	-	-	189,600	1,097,174	180	7,322	1,094,429	332,631

Net increase (decrease) in contract owners’ equity resulting from operations	(40,592)	27,734	(1,329,227)	3,460,068	(1,757)	11,334	(1,137,436)	2,470,800

Equity transactions:
Purchase payments received from contract owners (note 3)	379,493	801,625	175,873	310,977	(363)	(47)	102,296	142,899
Transfers between funds	101,573	(13,535)	470,944	227,409	-	-	493,710	(6,350)
Redemptions (note 3)	(34,407)	(74,537)	(3,312,952)	(4,003,557)	(859)	-	(1,333,328)	(1,885,313)
Annuity benefits	-	-	(33,487)	(31,967)	(3,293)	(3,455)	(1,501)	(2,354)
Contract maintenance charges (note 2)	(1,237)	(1,012)	(10,559)	(11,905)	1	-	(5,034)	(5,400)
Contingent deferred sales charges (note 2)	-	-	(13)	(417)	-	-	(149)	(231)
Adjustments to maintain reserves	5	(15)	(168)	2,806	2,300	(4,986)	53	(182)

Net equity transactions	445,427	712,526	(2,710,362)	(3,506,654)	(2,214)	(8,488)	(743,953)	(1,756,931)

Net change in contract owners’ equity	404,835	740,260	(4,039,589)	(46,586)	(3,971)	2,846	(1,881,389)	713,869
Contract owners’ equity beginning of period	1,162,923	422,663	29,445,367	29,491,953	30,576	27,730	14,713,140	13,999,271

Contract owners’ equity end of period	$1,567,758	1,162,923	25,405,778	29,445,367	26,605	30,576	12,831,751	14,713,140

CHANGES IN UNITS:
Beginning units	118,106	44,469	753,983	849,906	-	-	610,024	690,001
Units purchased	54,009	87,886	35,053	28,639	-	-	44,837	24,231
Units redeemed	(8,006)	(14,249)	(103,256)	(124,562)	-	-	(75,901)	(104,208)

Ending units	164,109	118,106	685,780	753,983	-	-	578,960	610,024

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIG2		ACVIP2		ACVI		ACVMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,831	25,688	2,901,475	2,494,738	(9)	(48)	19,616	38,462
Realized gain (loss) on investments	209,046	167,302	(7,207,810)	(3,056,072)	113	17	249,401	694,245
Change in unrealized gain (loss) on investments	(774,609)	330,033	(5,751,415)	5,311,553	(1,672)	1,606	(2,613,642)	283,818
Reinvested capital gains	273,788	83,500	-	-	493	-	756,816	283,556

Net increase (decrease) in contract owners’ equity resulting from operations	(281,944)	606,523	(10,057,750)	4,750,219	(1,075)	1,575	(1,587,809)	1,300,081

Equity transactions:
Purchase payments received from contract owners (note 3)	56,748	11,252	8,018,377	11,424,151	697	4	243,946	404,619
Transfers between funds	58,046	(144,382)	8,366,599	14,168,812	-	-	(864,388)	(70,523)
Redemptions (note 3)	(418,016)	(199,380)	(22,438,406)	(19,130,168)	-	(4)	(958,819)	(1,780,808)
Annuity benefits	-	-	(7,641)	(1,429)	(1,508)	(1,391)	(1,483)	(1,461)
Contract maintenance charges (note 2)	(343)	(397)	(1,955,109)	(1,902,346)	-	-	(4,143)	(4,121)
Contingent deferred sales charges (note 2)	(8)	(4)	(73,987)	(90,448)	-	-	(1,265)	(723)
Adjustments to maintain reserves	28	(122)	111	(1,005)	(13)	1,086	24	(35)

Net equity transactions	(303,545)	(333,033)	(8,090,056)	4,467,567	(824)	(305)	(1,586,128)	(1,453,052)

Net change in contract owners’ equity	(585,489)	273,490	(18,147,806)	9,217,786	(1,899)	1,270	(3,173,937)	(152,971)
Contract owners’ equity beginning of period	3,694,137	3,420,647	229,262,506	220,044,720	8,078	6,808	12,946,673	13,099,644

Contract owners’ equity end of period	$3,108,648	3,694,137	211,114,700	229,262,506	6,179	8,078	9,772,736	12,946,673

CHANGES IN UNITS:
Beginning units	124,007	136,268	16,760,938	16,430,647	-	-	517,510	576,317
Units purchased	5,890	1,641	3,490,174	3,440,741	-	-	41,024	123,377
Units redeemed	(15,901)	(13,902)	(4,148,709)	(3,110,450)	-	-	(100,006)	(182,184)

Ending units	113,996	124,007	16,102,403	16,760,938	-	-	458,528	517,510

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVMV2		(Obsolete & Unaudited) ACVV		AMVGS4		AFGF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(568,279)	(357,955)	-	-	(18)	-	(72,260)	(73,482)
Realized gain (loss) on investments	6,199,565	12,212,707	-	-	-	-	327,349	801,472
Change in unrealized gain (loss) on investments	(39,883,668)	984,622	-	-	540	-	(1,361,317)	923,555
Reinvested capital gains	10,516,053	3,531,935	-	-	-	-	1,083,012	1,125,386

Net increase (decrease) in contract owners’ equity resulting from operations	(23,736,329)	16,371,309	-	-	522	-	(23,216)	2,776,931

Equity transactions:
Purchase payments received from contract owners (note 3)	8,618,834	12,933,700	-	-	145,247	-	5,250	10,051
Transfers between funds	(6,110,681)	(17,658,881)	6	-	-	-	-	(4,704)
Redemptions (note 3)	(14,487,004)	(12,649,906)	-	-	-	-	(1,490,534)	(3,100,445)
Annuity benefits	(1,324)	(1,235)	-	-	-	-	(1,192)	(1,030)
Contract maintenance charges (note 2)	(813,394)	(798,486)	(5)	-	-	-	(2,140)	(2,373)
Contingent deferred sales charges (note 2)	(42,616)	(46,735)	-	-	-	-	(85)	(199)
Adjustments to maintain reserves	(33)	(1,194)	(1)	-	(8)	-	(116)	1,331

Net equity transactions	(12,836,218)	(18,222,737)	-	-	145,239	-	(1,488,817)	(3,097,369)

Net change in contract owners’ equity	(36,572,547)	(1,851,428)	-	-	145,761	-	(1,512,033)	(320,438)
Contract owners’ equity beginning of period	178,397,040	180,248,468	-	-	-	-	10,774,190	11,094,628

Contract owners’ equity end of period	$141,824,493	178,397,040	-	-	145,761	-	9,262,157	10,774,190

CHANGES IN UNITS:
Beginning units	6,044,690	6,722,132	-	-	-	-	62,814	82,124
Units purchased	602,173	1,066,031	-	-	16,712	-	24	285
Units redeemed	(1,037,396)	(1,743,473)	-	-	-	-	(8,117)	(19,595)

Ending units	5,609,467	6,044,690	-	-	16,712	-	54,721	62,814

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AFHY		AVPAP2		AMVI4		AMVBC4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$25,228	41,503	(1,640,169)	(6,094,477)	1,476	-	1,443	-
Realized gain (loss) on investments	(12,047)	292	12,512,742	8,009,903	(21)	-	(4)	-
Change in unrealized gain (loss) on investments	(32,457)	6,677	(88,710,918)	86,410,075	(14,501)	-	(13,200)	-
Reinvested capital gains	-	-	30,232,133	7,435,135	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,276)	48,472	(47,606,212)	95,760,636	(13,046)	-	(11,761)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	4,135	1,421	5,563,251	4,806,991	308,136	-	216,953	-
Transfers between funds	8,508	(85,337)	(3,554,309)	(5,771,816)	61,730	-	2,133	-
Redemptions (note 3)	(346,589)	(57,320)	(53,626,348)	(27,784,783)	-	-	-	-
Annuity benefits	(1,432)	(1,451)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(321)	(350)	(10,287,458)	(10,079,135)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(476,607)	(339,623)	-	-	-	-
Adjustments to maintain reserves	(32)	950	40	(453)	1	-	(2)	-

Net equity transactions	(335,731)	(142,087)	(62,381,431)	(39,168,819)	369,867	-	219,084	-

Net change in contract owners’ equity	(355,007)	(93,615)	(109,987,643)	56,591,817	356,821	-	207,323	-
Contract owners’ equity beginning of period	763,377	856,992	808,276,400	751,684,583	-	-	-	-

Contract owners’ equity end of period	$408,370	763,377	698,288,757	808,276,400	356,821	-	207,323	-

CHANGES IN UNITS:
Beginning units	11,741	13,960	57,113,592	60,059,364	-	-	-	-
Units purchased	3,896	22	1,599,478	1,449,735	41,884	-	22,264	-
Units redeemed	(9,163)	(2,241)	(6,052,195)	(4,395,507)	-	-	-	-

Ending units	6,474	11,741	52,660,875	57,113,592	41,884	-	22,264	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AFGC		AMVCB4		BRVHY3		BRVTR3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,623	1,624	1,485	-	1,344,330	898,115	2,888,280	1,636,527
Realized gain (loss) on investments	266	983	(61)	-	(1,024,322)	646,520	(295,238)	15,150
Change in unrealized gain (loss) on investments	(8,086)	1,043	(8,710)	-	(1,535,712)	(395,002)	(8,016,626)	1,442,049
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,197)	3,650	(7,286)	-	(1,215,704)	1,149,633	(5,423,584)	3,093,726

Equity transactions:
Purchase payments received from contract owners (note 3)	594	440	126,516	-	4,765,863	4,765,899	61,131,513	71,677,280
Transfers between funds	-	1,000	-	-	(9,140,347)	14,499,840	4,698,357	20,597,075
Redemptions (note 3)	(35,099)	(24,322)	(1,225)	-	(2,672,458)	(2,210,577)	(8,008,037)	(6,292,262)
Annuity benefits	(195)	(206)	-	-	(634)	(646)	-	-
Contract maintenance charges (note 2)	(353)	(374)	-	-	(1,382)	(1,379)	(2,955,764)	(1,990,430)
Contingent deferred sales charges (note 2)	-	-	-	-	(5,713)	(6,552)	(113,739)	(77,740)
Adjustments to maintain reserves	27	147	1	-	73	(229)	110	(387)

Net equity transactions	(35,026)	(23,315)	125,292	-	(7,054,598)	17,046,356	54,752,440	83,913,536

Net change in contract owners’ equity	(38,223)	(19,665)	118,006	-	(8,270,302)	18,195,989	49,328,856	87,007,262
Contract owners’ equity beginning of period	684,602	704,267	-	-	31,183,697	12,987,708	248,305,125	161,297,863

Contract owners’ equity end of period	$646,379	684,602	118,006	-	22,913,395	31,183,697	297,633,981	248,305,125

CHANGES IN UNITS:
Beginning units	18,957	19,599	-	-	2,888,766	1,270,873	24,686,644	16,323,965
Units purchased	13	40	12,508	-	4,999,736	3,630,376	8,522,116	10,040,795
Units redeemed	(998)	(682)	(125)	-	(5,663,652)	(2,012,483)	(2,998,343)	(1,678,116)

Ending units	17,972	18,957	12,383	-	2,224,850	2,888,766	30,210,417	24,686,644

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	BRVED3		MLVGA3		CHSMM		CLVHY2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$538,348	230,798	(2,930,326)	(1,433,618)	37,433	(28,889)	116,577	(1,095)
Realized gain (loss) on investments	4,407,565	2,442,632	2,038,078	(1,239,742)	-	-	(17,915)	(3,272)
Change in unrealized gain (loss) on investments	(40,364,295)	16,016,638	(46,294,503)	39,393,065	-	-	(259,535)	9,236
Reinvested capital gains	16,298,658	12,195,132	15,092,560	4,317,965	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(19,119,724)	30,885,200	(32,094,191)	41,037,670	37,433	(28,889)	(160,873)	4,869

Equity transactions:
Purchase payments received from contract owners (note 3)	3,463,338	36,967,048	9,388,774	18,581,822	-	12,890	941,386	771,083
Transfers between funds	(13,092,120)	(7,299,968)	(9,567,002)	(12,467,781)	1,635,188	(167,309)	512,113	1,017,761
Redemptions (note 3)	(8,156,321)	(8,041,238)	(27,744,799)	(25,330,710)	(1,518,712)	(414,338)	(159,502)	(37,357)
Annuity benefits	(1,405)	(1,289)	(5,431)	(5,456)	-	-	-	-
Contract maintenance charges (note 2)	(2,306,763)	(1,924,503)	(10,636)	(12,678)	(315)	(368)	(25)	(3)
Contingent deferred sales charges (note 2)	(130,892)	(104,360)	(65,209)	(86,710)	-	-	(255)	-
Adjustments to maintain reserves	91	(611)	11	(1,170)	(321)	(15)	(6)	(26)

Net equity transactions	(20,224,072)	19,595,079	(28,004,292)	(19,322,683)	115,840	(569,140)	1,293,711	1,751,458

Net change in contract owners’ equity	(39,343,796)	50,480,279	(60,098,483)	21,714,987	153,273	(598,029)	1,132,838	1,756,327
Contract owners’ equity beginning of period	240,763,192	190,282,913	375,963,890	354,248,903	4,939,541	5,537,570	1,756,327	-

Contract owners’ equity end of period	$201,419,396	240,763,192	315,865,407	375,963,890	5,092,814	4,939,541	2,889,165	1,756,327

CHANGES IN UNITS:
Beginning units	18,794,597	17,052,613	22,494,782	23,713,308	503,857	561,907	172,298	-
Units purchased	1,363,536	4,469,378	1,144,523	1,813,188	525,539	402,674	171,486	184,998
Units redeemed	(2,920,474)	(2,727,394)	(2,866,977)	(3,031,714)	(515,094)	(460,724)	(44,381)	(12,700)

Ending units	17,237,659	18,794,597	20,772,328	22,494,782	514,302	503,857	299,403	172,298

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	DWVVLS		DWVSVS		ETVFR		FCA2S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$17,031	8,808	(605,644)	(599,128)	1,499,161	860,719	12,304	(912)
Realized gain (loss) on investments	9,773	9,162	827,868	332,332	651,715	267,561	(92,962)	(9,577)
Change in unrealized gain (loss) on investments	(229,654)	117,206	(15,227,262)	3,718,699	(3,696,557)	(228,945)	71,751	62,948
Reinvested capital gains	113,066	32,955	4,256,704	2,039,549	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,784)	168,131	(10,748,334)	5,491,452	(1,545,681)	899,335	(8,907)	52,459

Equity transactions:
Purchase payments received from contract owners (note 3)	426,502	661,513	6,000,712	7,709,495	11,478,732	10,499,895	14,706	16
Transfers between funds	543,622	(72,011)	(3,965,886)	(5,686,042)	14,604,066	3,617,639	(515,453)	(9,029)
Redemptions (note 3)	(75,951)	(47,252)	(3,514,763)	(3,475,001)	(5,683,008)	(4,118,708)	(108,686)	(30,608)
Annuity benefits	-	-	(1,011)	(990)	(338)	(199)	-	-
Contract maintenance charges (note 2)	(3,358)	(1,835)	(147,877)	(136,603)	(2,313)	(2,185)	(21)	(70)
Contingent deferred sales charges (note 2)	-	-	(11,631)	(23,951)	(26,206)	(21,684)	-	(125)
Adjustments to maintain reserves	(21)	4	16	(772)	(10,054)	8,583	(62)	(73)

Net equity transactions	890,794	540,419	(1,640,440)	(1,613,864)	20,360,879	9,983,341	(609,516)	(39,889)

Net change in contract owners’ equity	801,010	708,550	(12,388,774)	3,877,588	18,815,198	10,882,676	(618,423)	12,570
Contract owners’ equity beginning of period	1,560,377	851,827	60,828,677	56,951,089	55,872,464	44,989,788	618,423	605,853

Contract owners’ equity end of period	$2,361,387	1,560,377	48,439,903	60,828,677	74,687,662	55,872,464	-	618,423

CHANGES IN UNITS:
Beginning units	92,725	57,268	3,677,512	3,789,125	5,278,077	4,327,808	40,251	43,051
Units purchased	63,557	47,276	748,972	1,748,709	3,954,744	2,040,430	1,050	210
Units redeemed	(10,980)	(11,819)	(850,196)	(1,860,322)	(2,063,923)	(1,090,161)	(41,301)	(3,010)

Ending units	145,302	92,725	3,576,288	3,677,512	7,168,898	5,278,077	-	40,251

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVU2S		FQB		FQBS		FEIP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,689)	-	98,361	120,920	248,814	275,566	2,430,050	1,022,552
Realized gain (loss) on investments	(65)	-	(64,112)	(24,488)	(206,676)	14,125	(2,461,075)	(5,348,009)
Change in unrealized gain (loss) on investments	(46,762)	-	(149,281)	66,683	(464,573)	130,889	(39,778,728)	30,975,742
Reinvested capital gains	-	-	-	-	-	-	13,534,654	6,368,540

Net increase (decrease) in contract owners’ equity resulting from operations	(49,516)	-	(115,032)	163,115	(422,435)	420,580	(26,275,099)	33,018,825

Equity transactions:
Purchase payments received from contract owners (note 3)	1,525	-	37,690	75,390	107,692	270,637	3,164,930	3,766,465
Transfers between funds	580,581	-	(250,863)	123,638	(640,694)	2,349,796	(5,826,018)	(4,578,881)
Redemptions (note 3)	(37,026)	-	(760,720)	(638,042)	(1,871,072)	(2,671,396)	(32,432,450)	(35,231,684)
Annuity benefits	-	-	-	-	-	-	(51,701)	(60,280)
Contract maintenance charges (note 2)	(36)	-	(1,494)	(1,753)	(10,115)	(10,366)	(99,093)	(111,313)
Contingent deferred sales charges (note 2)	-	-	(74)	(217)	(365)	(167)	(9,449)	(5,214)
Adjustments to maintain reserves	28	-	5	(83)	(46)	(293)	1,280	(46)

Net equity transactions	545,072	-	(975,456)	(441,067)	(2,414,600)	(61,789)	(35,252,501)	(36,220,953)

Net change in contract owners’ equity	495,556	-	(1,090,488)	(277,952)	(2,837,035)	358,791	(61,527,600)	(3,202,128)
Contract owners’ equity beginning of period	-	-	6,037,666	6,315,618	19,075,645	18,716,854	307,431,063	310,633,191

Contract owners’ equity end of period	$495,556	-	4,947,178	6,037,666	16,238,610	19,075,645	245,903,463	307,431,063

CHANGES IN UNITS:
Beginning units	-	-	372,687	400,313	1,339,808	1,344,546	3,943,755	4,425,270
Units purchased	58,491	-	14,527	28,377	46,209	238,006	44,825	60,857
Units redeemed	(3,733)	-	(75,876)	(56,003)	(218,793)	(242,744)	(513,186)	(542,372)

Ending units	54,758	-	311,338	372,687	1,167,224	1,339,808	3,475,394	3,943,755

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FVSS2		FHIP		FAMP		FB2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(41,456)	(11,366)	1,659,432	1,752,475	275,552	521,380	96,718	358,166
Realized gain (loss) on investments	332,339	408,437	(147,736)	976,071	(709,692)	19,791	1,118,749	388,960
Change in unrealized gain (loss) on investments	(1,642,487)	(873,156)	(3,327,761)	(217,959)	(8,812,378)	178,325	(44,377,897)	20,629,995
Reinvested capital gains	262,800	1,465,167	-	-	3,209,936	11,536,360	17,121,835	5,165,714

Net increase (decrease) in contract owners’ equity resulting from operations	(1,088,804)	989,082	(1,816,065)	2,510,587	(6,036,582)	12,255,856	(26,040,595)	26,542,835

Equity transactions:
Purchase payments received from contract owners (note 3)	32,449	43,607	663,470	433,859	924,400	858,690	111,858,100	177,040,664
Transfers between funds	(174,090)	(161,624)	(713,776)	(966,035)	(1,238,192)	(1,506,240)	17,411,622	12,670,416
Redemptions (note 3)	(452,692)	(486,525)	(5,643,411)	(5,398,274)	(11,647,441)	(11,202,553)	(10,679,860)	(4,395,441)
Annuity benefits	(5,806)	(4,136)	(5,520)	(5,567)	(11,708)	(12,342)	-	-
Contract maintenance charges (note 2)	(527)	(611)	(14,869)	(17,095)	(44,787)	(49,571)	(3,474,440)	(1,296,880)
Contingent deferred sales charges (note 2)	(24)	(80)	(800)	(2,982)	(4,926)	(831)	(192,604)	(65,238)
Adjustments to maintain reserves	135	(164)	(73)	496	141	373	(1,451)	(237)

Net equity transactions	(600,555)	(609,533)	(5,714,979)	(5,955,598)	(12,022,513)	(11,912,474)	114,921,367	183,953,284

Net change in contract owners’ equity	(1,689,359)	379,549	(7,531,044)	(3,445,011)	(18,059,095)	343,382	88,880,772	210,496,119
Contract owners’ equity beginning of period	6,392,768	6,013,219	43,856,471	47,301,482	102,637,821	102,294,439	308,637,826	98,141,707

Contract owners’ equity end of period	$4,703,409	6,392,768	36,325,427	43,856,471	84,578,726	102,637,821	397,518,598	308,637,826

CHANGES IN UNITS:
Beginning units	167,647	185,111	1,174,888	1,334,870	2,119,632	2,380,437	25,845,784	9,413,350
Units purchased	2,686	3,746	101,970	28,203	32,076	22,219	12,130,249	18,272,233
Units redeemed	(18,870)	(21,210)	(255,295)	(188,185)	(289,155)	(283,024)	(2,655,346)	(1,839,799)

Ending units	151,463	167,647	1,021,563	1,174,888	1,862,553	2,119,632	35,320,687	25,845,784

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) FCP		FNRS2		FEI2		FF10S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	(811,236)	(181,275)	1,426,060	(210,402)	7,996	5,270
Realized gain (loss) on investments	-	-	(25,823)	(3,517,049)	5,139,766	12,579,307	45,923	98,092
Change in unrealized gain (loss) on investments	-	-	(20,975,884)	(1,860,143)	(49,613,070)	12,745,746	(443,305)	320,905
Reinvested capital gains	-	-	83,754	44,293	14,100,291	6,420,169	135,453	98,562

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(21,729,189)	(5,514,174)	(28,946,953)	31,534,820	(253,933)	522,829

Equity transactions:
Purchase payments received from contract owners (note 3)	(434)	-	4,026,524	6,602,108	13,592,671	16,822,600	62,426	47,663
Transfers between funds	35	-	91,368	(10,778,110)	(7,598,687)	(11,031,267)	339,387	458,861
Redemptions (note 3)	398	-	(8,963,939)	(7,232,378)	(23,654,300)	(23,337,979)	(602,403)	(976,369)
Annuity benefits	-	-	(7,010)	(6,738)	(4,415)	(3,060)	(864)	(10,034)
Contract maintenance charges (note 2)	1	-	(6,546)	(7,690)	(1,213,226)	(1,208,582)	(1,308)	(1,416)
Contingent deferred sales charges (note 2)	-	-	(39,364)	(45,480)	(68,520)	(95,047)	(51)	(595)
Adjustments to maintain reserves	-	-	(867)	(698)	851	(1,414)	(805)	7,468

Net equity transactions	-	-	(4,899,834)	(11,468,986)	(18,945,626)	(18,854,749)	(203,618)	(474,422)

Net change in contract owners’ equity	-	-	(26,629,023)	(16,983,160)	(47,892,579)	12,680,071	(457,551)	48,407
Contract owners’ equity beginning of period	-	-	88,289,639	105,272,799	310,955,579	298,275,508	4,909,150	4,860,743

Contract owners’ equity end of period	$-	-	61,660,616	88,289,639	263,063,000	310,955,579	4,451,599	4,909,150

CHANGES IN UNITS:
Beginning units	-	-	5,387,615	6,156,581	11,450,750	12,175,654	300,966	332,315
Units purchased	(13)	-	6,618,436	1,225,870	951,630	1,479,837	35,212	43,136
Units redeemed	13	-	(6,921,379)	(1,994,836)	(1,648,405)	(2,204,741)	(45,180)	(74,485)

Ending units	-	-	5,084,672	5,387,615	10,753,975	11,450,750	290,998	300,966

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF10S2		FF20S		FF20S2		FF30S
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(206,607)	(418,103)	8,956	6,201	(1,050,146)	(960,834)	(11,834)	9,690
Realized gain (loss) on investments	5,460,195	5,156,643	344,974	502,981	15,114,450	13,129,921	621,571	242,883
Change in unrealized gain (loss) on investments	(26,102,773)	16,141,894	(1,352,360)	545,844	(60,188,294)	37,267,157	(2,131,261)	1,397,908
Reinvested capital gains	7,001,858	5,002,048	308,057	269,572	14,371,284	12,796,145	342,307	413,331

Net increase (decrease) in contract owners’ equity resulting from operations	(13,847,327)	25,882,482	(690,373)	1,324,598	(31,752,706)	62,232,389	(1,179,217)	2,063,812

Equity transactions:
Purchase payments received from contract owners (note 3)	9,521,640	17,100,018	184,722	437,109	4,850,225	6,779,858	925,011	779,922
Transfers between funds	1,817,392	(5,022,791)	900,717	595,687	(9,066,291)	(5,884,688)	36,865	1,179,528
Redemptions (note 3)	(19,741,961)	(15,906,023)	(1,088,607)	(2,459,111)	(41,324,118)	(34,021,587)	(1,832,773)	(907,066)
Annuity benefits	(7,685)	(7,665)	-	-	(5,559)	(5,446)	-	-
Contract maintenance charges (note 2)	(2,902,153)	(2,735,259)	(3,209)	(3,662)	(4,780,308)	(4,822,893)	(5,154)	(4,603)
Contingent deferred sales charges (note 2)	(104,725)	(149,840)	(784)	(2,640)	(73,855)	(140,148)	(3,250)	(3,868)
Adjustments to maintain reserves	204	1,249	21	(99)	414	(1,311)	(17)	(60)

Net equity transactions	(11,417,288)	(6,720,311)	(7,140)	(1,432,716)	(50,399,492)	(38,096,215)	(879,318)	1,043,853

Net change in contract owners’ equity	(25,264,615)	19,162,171	(697,513)	(108,118)	(82,152,198)	24,136,174	(2,058,535)	3,107,665
Contract owners’ equity beginning of period	254,833,926	235,671,755	9,470,434	9,578,552	466,493,917	442,357,743	13,393,745	10,286,080

Contract owners’ equity end of period	$229,569,311	254,833,926	8,772,921	9,470,434	384,341,719	466,493,917	11,335,210	13,393,745

CHANGES IN UNITS:
Beginning units	14,831,606	15,269,426	568,630	661,082	25,198,593	27,398,493	760,388	696,503
Units purchased	1,274,206	1,617,874	100,860	87,881	873,369	1,176,640	92,356	141,806
Units redeemed	(1,954,299)	(2,055,694)	(101,789)	(180,333)	(3,653,063)	(3,376,540)	(145,094)	(77,921)

Ending units	14,151,513	14,831,606	567,701	568,630	22,418,899	25,198,593	707,650	760,388

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FF30S2		FGI2		FGP		FG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(371,147)	(304,097)	(3,658,480)	16,832	(4,368,236)	(4,053,357)	(5,948,665)	(4,838,318)
Realized gain (loss) on investments	1,403,270	1,684,923	3,872,401	1,362,102	29,599,018	24,376,628	14,118,539	15,874,492
Change in unrealized gain (loss) on investments	(9,147,520)	7,374,038	(49,791,435)	22,152,210	(82,860,360)	56,782,685	(66,693,541)	53,907,843
Reinvested capital gains	1,773,016	2,291,086	15,255,804	3,537,375	55,285,394	26,274,071	51,928,807	22,095,764

Net increase (decrease) in contract owners’ equity resulting from operations	(6,342,381)	11,045,950	(34,321,710)	27,068,519	(2,344,184)	103,380,027	(6,594,860)	87,039,781

Equity transactions:
Purchase payments received from contract owners (note 3)	3,969,084	5,184,093	91,715,624	150,918,584	4,816,054	3,845,730	30,284,344	30,238,979
Transfers between funds	(1,402,694)	1,490,649	(8,428,242)	7,221,876	(2,760,126)	(647,477)	(20,046,126)	7,160,427
Redemptions (note 3)	(7,413,024)	(5,732,096)	(7,354,070)	(3,357,664)	(40,291,375)	(41,619,855)	(25,504,211)	(23,493,686)
Annuity benefits	(1,788)	(1,711)	-	-	(73,214)	(68,395)	(2,549)	(2,322)
Contract maintenance charges (note 2)	(5,076)	(5,287)	(3,002,925)	(1,127,666)	(153,068)	(158,287)	(1,201,429)	(1,129,777)
Contingent deferred sales charges (note 2)	(19,777)	(12,727)	(165,405)	(53,483)	(8,378)	(6,832)	(166,733)	(150,156)
Adjustments to maintain reserves	142	(707)	(35,799)	(358)	810	(10,806)	902	(1,424)

Net equity transactions	(4,873,133)	922,214	72,729,183	153,601,289	(38,469,297)	(38,665,922)	(16,635,802)	12,622,041

Net change in contract owners’ equity	(11,215,514)	11,968,164	38,407,473	180,669,808	(40,813,481)	64,714,105	(23,230,662)	99,661,822
Contract owners’ equity beginning of period	71,091,820	59,123,656	264,509,037	83,839,229	387,629,573	322,915,468	363,633,954	263,972,132

Contract owners’ equity end of period	$59,876,306	71,091,820	302,916,510	264,509,037	346,816,092	387,629,573	340,403,292	363,633,954

CHANGES IN UNITS:
Beginning units	3,607,721	3,573,631	20,434,676	7,451,209	3,340,796	3,707,233	11,129,767	10,698,404
Units purchased	364,619	506,123	8,693,610	15,021,616	93,834	85,537	2,325,940	2,904,082
Units redeemed	(615,842)	(472,033)	(3,005,619)	(2,038,149)	(407,098)	(451,974)	(2,803,339)	(2,472,719)

Ending units	3,356,498	3,607,721	26,122,667	20,434,676	3,027,532	3,340,796	10,652,368	11,129,767

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FIGBS		FIGBP2		FMCS		FMC2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$129,761	137,032	6,092,097	4,978,092	(146,225)	(129,909)	(3,108,389)	(2,912,205)
Realized gain (loss) on investments	(199,311)	(38,443)	(423,542)	49,840	277,996	140,206	6,906,338	12,851,196
Change in unrealized gain (loss) on investments	(286,813)	228,369	(22,436,181)	4,531,188	(4,648,257)	2,398,325	(67,955,807)	24,638,560
Reinvested capital gains	83,100	64,864	3,764,870	1,966,219	1,649,105	857,988	24,078,372	12,883,237

Net increase (decrease) in contract owners’ equity resulting from operations	(273,263)	391,822	(13,002,756)	11,525,339	(2,867,381)	3,266,610	(40,079,486)	47,460,788

Equity transactions:
Purchase payments received from contract owners (note 3)	258,381	386,050	104,705,171	171,683,110	357,970	352,874	2,745,048	7,984,322
Transfers between funds	63,689	1,098,051	30,211,044	41,191,004	(159,920)	(252,504)	(10,241,755)	(13,080,260)
Redemptions (note 3)	(1,712,223)	(2,273,318)	(38,205,059)	(34,082,256)	(1,615,987)	(1,887,680)	(25,966,933)	(23,794,059)
Annuity benefits	(7,465)	(7,843)	(16,854)	(17,157)	(2,607)	(2,417)	(25,865)	(24,060)
Contract maintenance charges (note 2)	(3,937)	(4,590)	(5,948,176)	(3,690,571)	(4,687)	(5,292)	(1,312,178)	(1,357,120)
Contingent deferred sales charges (note 2)	(2,468)	(1,247)	(230,960)	(133,173)	(1,840)	(1,894)	(63,257)	(80,270)
Adjustments to maintain reserves	(31)	(106)	378,321	(4,502)	116	(1,638)	620	(1,676)

Net equity transactions	(1,404,054)	(803,003)	90,893,487	174,946,455	(1,426,955)	(1,798,551)	(34,864,320)	(30,353,123)

Net change in contract owners’ equity	(1,677,317)	(411,181)	77,890,731	186,471,794	(4,294,336)	1,468,059	(74,943,806)	17,107,665
Contract owners’ equity beginning of period	13,826,000	14,237,181	583,154,460	396,682,666	19,622,166	18,154,107	285,621,497	268,513,832

Contract owners’ equity end of period	$12,148,683	13,826,000	661,045,191	583,154,460	15,327,830	19,622,166	210,677,691	285,621,497

CHANGES IN UNITS:
Beginning units	923,643	976,988	39,490,721	27,826,362	925,175	1,019,717	6,276,254	6,995,968
Units purchased	80,710	149,689	11,416,148	16,019,623	40,715	59,011	220,584	428,434
Units redeemed	(176,798)	(203,034)	(5,344,484)	(4,355,264)	(107,985)	(153,553)	(979,096)	(1,148,148)

Ending units	827,555	923,643	45,562,385	39,490,721	857,905	925,175	5,517,742	6,276,254

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FOP		FO2		FVSS		FRESS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$97,501	45,558	(185,494)	(303,619)	(19,852)	2,299	77,301	16,919
Realized gain (loss) on investments	583,232	(798,318)	1,128,172	(48,565)	197,080	253,203	(97,554)	(2,235)
Change in unrealized gain (loss) on investments	(9,512,953)	14,803,954	(17,141,232)	22,550,842	(1,148,924)	(620,051)	(447,000)	(27,332)
Reinvested capital gains	-	52,068	-	88,127	194,281	1,105,620	134,840	47,857

Net increase (decrease) in contract owners’ equity resulting from operations	(8,832,220)	14,103,262	(16,198,554)	22,286,785	(777,415)	741,071	(332,413)	35,209

Equity transactions:
Purchase payments received from contract owners (note 3)	496,135	441,058	7,061,714	6,574,003	29,638	56,719	1,623,592	925,097
Transfers between funds	(573,300)	(922,213)	2,097,976	478,654	(176,921)	(35,628)	1,497,191	494,549
Redemptions (note 3)	(5,142,773)	(5,839,544)	(8,653,189)	(7,695,525)	(317,027)	(651,718)	(257,477)	(104,916)
Annuity benefits	(4,792)	(5,448)	(1,196)	(1,234)	-	-	-	-
Contract maintenance charges (note 2)	(21,450)	(23,667)	(567,145)	(554,612)	(1,321)	(1,536)	(150)	(21)
Contingent deferred sales charges (note 2)	(1,887)	(1,639)	(28,795)	(40,340)	(8)	(142)	(28)	-
Adjustments to maintain reserves	720	(3,510)	862	(536)	(20)	(94)	(38)	(41)

Net equity transactions	(5,247,347)	(6,354,963)	(89,773)	(1,239,590)	(465,659)	(632,399)	2,863,090	1,314,668

Net change in contract owners’ equity	(14,079,567)	7,748,299	(16,288,327)	21,047,195	(1,243,074)	108,672	2,530,677	1,349,877
Contract owners’ equity beginning of period	59,828,620	52,080,321	101,411,425	80,364,230	4,643,897	4,535,225	2,194,349	844,472

Contract owners’ equity end of period	$45,749,053	59,828,620	85,123,098	101,411,425	3,400,823	4,643,897	4,725,026	2,194,349

CHANGES IN UNITS:
Beginning units	1,652,970	1,852,149	3,943,518	3,994,427	169,584	194,874	175,387	67,558
Units purchased	28,094	47,461	777,969	799,401	4,368	8,233	333,010	122,709
Units redeemed	(178,524)	(246,640)	(761,025)	(850,310)	(21,703)	(33,523)	(95,628)	(14,880)

Ending units	1,502,540	1,652,970	3,960,462	3,943,518	152,249	169,584	412,769	175,387

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FEMS2		FTVIS2		FTVRD2		FTVSV2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,044	-	7,851,291	6,737,777	(71,591)	21,899	(528,940)	(951,530)
Realized gain (loss) on investments	(1,665)	-	3,671,899	2,843,926	2,444,711	2,026,164	2,882,734	5,990,183
Change in unrealized gain (loss) on investments	(264,336)	-	(25,548,526)	10,641,248	(6,696,720)	3,006,154	(27,725,338)	(3,641,855)
Reinvested capital gains	-	-	-	-	2,186,578	1,340,716	13,498,029	6,948,289

Net increase (decrease) in contract owners’ equity resulting from operations	(262,957)	-	(14,025,336)	20,222,951	(2,137,022)	6,394,933	(11,873,515)	8,345,087

Equity transactions:
Purchase payments received from contract owners (note 3)	1,212,902	-	8,904,876	13,621,115	519,242	507,572	517,193	508,339
Transfers between funds	1,783,483	-	(10,914,189)	(5,282,424)	(610,271)	(1,443,645)	(3,194,060)	(6,639,037)
Redemptions (note 3)	(29,744)	-	(23,007,478)	(25,592,492)	(3,535,404)	(6,024,549)	(10,885,473)	(11,403,611)
Annuity benefits	-	-	(6,512)	(6,501)	(9,578)	(6,661)	(5,742)	(5,329)
Contract maintenance charges (note 2)	(33)	-	(12,097)	(14,207)	(2,319)	(2,645)	(427,871)	(446,745)
Contingent deferred sales charges (note 2)	(238)	-	(65,577)	(69,777)	(418)	(944)	(13,775)	(16,026)
Adjustments to maintain reserves	(25)	-	(73)	(878)	59	(552)	(29)	943

Net equity transactions	2,966,345	-	(25,101,050)	(17,345,164)	(3,638,689)	(6,971,424)	(14,009,757)	(18,001,466)

Net change in contract owners’ equity	2,703,388	-	(39,126,386)	2,877,787	(5,775,711)	(576,491)	(25,883,272)	(9,656,379)
Contract owners’ equity beginning of period	-	-	264,535,263	261,657,476	36,948,938	37,525,429	97,587,932	107,244,311

Contract owners’ equity end of period	$2,703,388	-	225,408,877	264,535,263	31,173,227	36,948,938	71,704,660	97,587,932

CHANGES IN UNITS:
Beginning units	-	-	16,047,838	17,118,771	1,134,416	1,368,599	2,409,787	2,890,770
Units purchased	345,624	-	1,609,945	1,716,926	49,477	26,907	103,738	175,573
Units redeemed	(17,510)	-	(3,194,955)	(2,787,859)	(160,784)	(261,090)	(447,751)	(656,556)

Ending units	328,114	-	14,462,828	16,047,838	1,023,109	1,134,416	2,065,774	2,409,787

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVMD2		FTVDM2		TIF2		FTVGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$23,511	13,221	(66,774)	(58,793)	384,443	427,806	(1,810,659)	(1,869,670)
Realized gain (loss) on investments	(7,094)	(11,915)	(107,114)	(281,905)	(1,089,557)	(1,521,452)	(1,945,731)	(1,282,898)
Change in unrealized gain (loss) on investments	(175,665)	17,905	(1,878,357)	4,379,801	(5,020,502)	6,576,105	4,193,318	3,171,964
Reinvested capital gains	15,296	56,102	-	-	-	-	-	382,081

Net increase (decrease) in contract owners’ equity resulting from operations	(143,952)	75,313	(2,052,245)	4,039,103	(5,725,616)	5,482,459	436,928	401,477

Equity transactions:
Purchase payments received from contract owners (note 3)	94,904	263,357	132,680	103,556	255,695	227,964	4,545,353	8,092,557
Transfers between funds	68,524	72,339	(2,144,714)	1,877,249	646,914	(1,554,154)	(1,665,736)	2,572,645
Redemptions (note 3)	(11,757)	(69,167)	(1,983,061)	(1,205,224)	(4,902,339)	(5,702,347)	(11,906,878)	(10,599,001)
Annuity benefits	-	-	-	-	(2,155)	(2,387)	(14,410)	(15,081)
Contract maintenance charges (note 2)	(2,130)	(1,315)	(1,116)	(1,386)	(129,296)	(150,428)	(6,610)	(7,634)
Contingent deferred sales charges (note 2)	-	-	(809)	(162)	(1,218)	(2,898)	(35,824)	(30,630)
Adjustments to maintain reserves	6	(22)	27	(477)	(50)	(555)	(28)	(778)

Net equity transactions	149,547	265,192	(3,996,993)	773,556	(4,132,449)	(7,184,805)	(9,084,133)	12,078

Net change in contract owners’ equity	5,595	340,505	(6,049,238)	4,812,659	(9,858,065)	(1,702,346)	(8,647,205)	413,555
Contract owners’ equity beginning of period	1,119,413	778,908	14,799,798	9,987,139	37,516,716	39,219,062	118,251,702	117,838,147

Contract owners’ equity end of period	$1,125,008	1,119,413	8,750,560	14,799,798	27,658,651	37,516,716	109,604,497	118,251,702

CHANGES IN UNITS:
Beginning units	79,914	60,134	1,248,611	1,166,947	1,553,378	1,857,240	12,642,442	12,642,337
Units purchased	12,936	27,013	78,498	428,495	87,970	73,645	1,504,980	1,896,180
Units redeemed	(1,949)	(7,233)	(437,653)	(346,831)	(273,345)	(377,507)	(2,466,345)	(1,896,075)

Ending units	90,901	79,914	889,456	1,248,611	1,368,003	1,553,378	11,681,077	12,642,442

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVFA2		FTVSI2		JPMMV1		JABS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,311,414	1,017,801	28,070	9,762	(48,570)	(74,720)	53,803	14,097
Realized gain (loss) on investments	363,722	986,395	(4,219)	(21,514)	338,017	476,581	425,373	198,911
Change in unrealized gain (loss) on investments	(14,122,207)	3,266,244	(46,307)	31,023	(2,111,734)	623,099	(808,909)	1,257,601
Reinvested capital gains	2,282,402	4,139,331	-	-	214,170	653,180	261,634	18,437

Net increase (decrease) in contract owners’ equity resulting from operations	(10,164,669)	9,409,771	(22,456)	19,271	(1,608,117)	1,678,140	(68,099)	1,489,046

Equity transactions:
Purchase payments received from contract owners (note 3)	3,678,415	4,280,597	102	154,503	204,186	215,037	842,240	363,497
Transfers between funds	(6,024,110)	879,256	656,070	125,786	(756,165)	(821,827)	(585,948)	240,423
Redemptions (note 3)	(8,941,635)	(6,115,582)	(24,251)	(227,638)	(1,954,311)	(1,321,143)	(768,680)	(1,273,149)
Annuity benefits	(667)	(669)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3,116)	(3,521)	-	-	(3,271)	(3,882)	(411)	(401)
Contingent deferred sales charges (note 2)	(21,686)	(27,576)	-	-	(2,929)	(1,737)	-	(305)
Adjustments to maintain reserves	69	(733)	(2)	(11)	(3)	(245)	115	2,648

Net equity transactions	(11,312,730)	(988,228)	631,919	52,640	(2,512,493)	(1,933,797)	(512,684)	(667,287)

Net change in contract owners’ equity	(21,477,399)	8,421,543	609,463	71,911	(4,120,610)	(255,657)	(580,783)	821,759
Contract owners’ equity beginning of period	101,083,345	92,661,802	574,493	502,582	14,600,047	14,855,704	10,161,366	9,339,607

Contract owners’ equity end of period	$79,605,946	101,083,345	1,183,956	574,493	10,479,437	14,600,047	9,580,583	10,161,366

CHANGES IN UNITS:
Beginning units	7,228,922	7,292,261	53,163	48,249	469,253	535,946	366,508	392,370
Units purchased	504,575	1,064,452	63,085	29,746	12,164	28,495	90,757	25,674
Units redeemed	(1,329,419)	(1,127,791)	(4,072)	(24,832)	(94,090)	(95,188)	(61,730)	(51,536)

Ending units	6,404,078	7,228,922	112,176	53,163	387,327	469,253	395,535	366,508

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAMGS		JAFBS		JACAS		JAGTS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,144)	120	742,849	553,506	(352,311)	(2,006,332)	(714,431)	(1,161,680)
Realized gain (loss) on investments	12,719	(2,111)	(139,264)	(38,309)	710,265	(4,863,896)	16,505,654	3,665,166
Change in unrealized gain (loss) on investments	(191,274)	71,399	(2,208,007)	375,779	(16,594,783)	32,403,045	(22,197,486)	24,926,432
Reinvested capital gains	84,734	22,780	-	-	18,286,925	7,622,810	4,567,351	5,498,162

Net increase (decrease) in contract owners’ equity resulting from operations	(97,965)	92,188	(1,604,422)	890,976	2,050,096	33,155,627	(1,838,912)	32,928,080

Equity transactions:
Purchase payments received from contract owners (note 3)	491,829	320,101	6,836,940	8,152,037	1,107,548	1,284,524	14,456,231	11,040,341
Transfers between funds	733,737	114,624	5,895,837	2,794,913	(9,623,072)	(6,146,130)	(1,077,187)	18,024,479
Redemptions (note 3)	(26,062)	(48,081)	(2,516,947)	(3,134,843)	(13,083,213)	(15,003,775)	(11,145,937)	(8,069,997)
Annuity benefits	-	-	(1,185)	(938)	(2,120)	(1,642)	(1,000)	(820)
Contract maintenance charges (note 2)	(2,941)	(81)	(480,182)	(401,878)	(631,565)	(671,171)	(7,630)	(6,287)
Contingent deferred sales charges (note 2)	-	-	(16,791)	(23,428)	(20,554)	(28,076)	(68,910)	(47,772)
Adjustments to maintain reserves	(6)	(19)	(36)	682	(114)	(4,092)	(76)	(787)

Net equity transactions	1,196,557	386,544	9,717,636	7,386,545	(22,253,090)	(20,570,362)	2,155,491	20,939,157

Net change in contract owners’ equity	1,098,592	478,732	8,113,214	8,277,521	(20,202,994)	12,585,265	316,579	53,867,237
Contract owners’ equity beginning of period	702,177	223,445	56,055,319	47,777,798	137,590,476	125,005,211	122,672,961	68,805,724

Contract owners’ equity end of period	$1,800,769	702,177	64,168,533	56,055,319	117,387,482	137,590,476	122,989,540	122,672,961

CHANGES IN UNITS:
Beginning units	35,322	14,228	5,597,484	4,859,004	4,346,116	5,035,118	6,516,353	5,095,862
Units purchased	60,265	24,716	1,706,385	1,670,517	241,970	426,392	3,520,812	3,803,880
Units redeemed	(3,959)	(3,622)	(718,500)	(932,037)	(868,056)	(1,115,394)	(3,437,696)	(2,383,389)

Ending units	91,628	35,322	6,585,369	5,597,484	3,720,030	4,346,116	6,599,469	6,516,353

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAIGS		LZREMS		LOVTRC		LOVSDC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$72,540	30,773	140,375	106,320	750,454	341,749	1,087	-
Realized gain (loss) on investments	(1,833,508)	(2,351,849)	1,184,685	658,270	(76,499)	(82,561)	-	-
Change in unrealized gain (loss) on investments	(5,139,049)	13,519,548	(11,710,029)	8,272,544	(1,344,164)	118,343	(957)	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,900,017)	11,198,472	(10,384,969)	9,037,134	(670,209)	377,531	130	-

Equity transactions:
Purchase payments received from contract owners (note 3)	615,333	561,855	7,111,034	9,774,498	8,905,172	10,999,764	33,201	-
Transfers between funds	(590,198)	(393,748)	561,897	(3,031,202)	5,238,904	5,726,281	-	-
Redemptions (note 3)	(5,191,222)	(5,155,735)	(3,186,877)	(2,335,627)	(1,568,451)	(1,147,511)	-	-
Annuity benefits	(10,798)	(10,156)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,719)	(7,903)	(1,175)	(1,337)	(228,134)	(98,746)	-	-
Contingent deferred sales charges (note 2)	(14,109)	(14,390)	(10,343)	(17,165)	(10,170)	(6,192)	-	-
Adjustments to maintain reserves	103	(1,125)	79	(598)	(10)	(284)	2	-

Net equity transactions	(5,197,610)	(5,021,202)	4,474,615	4,388,569	12,337,311	15,473,312	33,203	-

Net change in contract owners’ equity	(12,097,627)	6,177,270	(5,910,354)	13,425,703	11,667,102	15,850,843	33,333	-
Contract owners’ equity beginning of period	45,557,124	39,379,854	48,516,913	35,091,210	27,146,077	11,295,234	-	-

Contract owners’ equity end of period	$33,459,497	45,557,124	42,606,559	48,516,913	38,813,179	27,146,077	33,333	-

CHANGES IN UNITS:
Beginning units	2,189,258	2,427,421	4,480,686	4,087,331	2,660,651	1,134,112	-	-
Units purchased	198,393	401,365	1,502,317	2,242,353	1,578,184	1,988,321	3,299	-
Units redeemed	(461,892)	(639,528)	(1,078,770)	(1,848,998)	(343,996)	(461,782)	-	-

Ending units	1,925,759	2,189,258	4,904,233	4,480,686	3,894,839	2,660,651	3,299	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MNCPS2		M2IGSS		MNDSC		MVUSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$93	-	(69,714)	(66,625)	(646,479)	(484,938)	428	5,925
Realized gain (loss) on investments	(4)	-	82,259	(72,057)	1,821,170	(784,578)	(6,450)	(5,532)
Change in unrealized gain (loss) on investments	(3,957)	-	(378,897)	1,250,513	(9,219,737)	7,124,208	4,819	20,168
Reinvested capital gains	409	-	356,282	313,256	6,094,876	605,596	631	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,459)	-	(10,070)	1,425,087	(1,950,170)	6,460,288	(572)	20,561

Equity transactions:
Purchase payments received from contract owners (note 3)	45,070	-	25,083	43,625	4,991,449	2,366,493	22,936	17,500
Transfers between funds	279	-	(87,458)	(818,741)	(890,191)	4,967,571	(20,076)	(3,635)
Redemptions (note 3)	-	-	(723,496)	(531,246)	(2,711,839)	(1,776,128)	(11,784)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(513)	(480)	(108,830)	(88,151)	-	-
Contingent deferred sales charges (note 2)	-	-	(17)	(30)	(16,047)	(10,437)	-	-
Adjustments to maintain reserves	(2)	-	28	(239)	65	(803)	(3)	(7)

Net equity transactions	45,347	-	(786,373)	(1,307,111)	1,264,607	5,458,545	(8,927)	13,858

Net change in contract owners’ equity	41,888	-	(796,443)	117,976	(685,563)	11,918,833	(9,499)	34,419
Contract owners’ equity beginning of period	-	-	6,216,844	6,098,868	38,147,836	26,229,003	183,219	148,800

Contract owners’ equity end of period	$41,888	-	5,420,401	6,216,844	37,462,273	38,147,836	173,720	183,219

CHANGES IN UNITS:
Beginning units	-	-	485,616	601,619	2,308,380	1,975,791	14,544	13,452
Units purchased	4,444	-	16,552	26,487	1,026,552	785,601	2,287	2,966
Units redeemed	-	-	(74,697)	(142,490)	(997,141)	(453,012)	(3,058)	(1,874)

Ending units	4,444	-	427,471	485,616	2,337,791	2,308,380	13,773	14,544

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVFSC		MVIVSC		MSGI2		MSVFI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(983,535)	700,208	(1,840,855)	(642,394)	133,601	86,380	25,831	44,711
Realized gain (loss) on investments	22,357,608	24,622,547	11,909,540	8,494,585	(70,194)	(5,832)	785	12,957
Change in unrealized gain (loss) on investments	(94,048,066)	17,306,027	(45,275,409)	50,158,403	(1,671,137)	481,092	(70,753)	54,664
Reinvested capital gains	27,076,633	16,169,518	3,237,821	257,308	437,769	613,659	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,597,360)	58,798,300	(31,968,903)	58,267,902	(1,169,961)	1,175,299	(44,137)	112,332

Equity transactions:
Purchase payments received from contract owners (note 3)	14,074,260	20,322,373	21,495,931	22,731,422	1,891,516	2,463,363	26,216	203,980
Transfers between funds	(12,387,611)	(13,073,965)	(8,015,350)	12,486,084	(1,842,625)	1,598,794	509,064	345,580
Redemptions (note 3)	(36,995,544)	(37,680,801)	(20,638,356)	(16,719,275)	(948,740)	(961,869)	(292,770)	(408,837)
Annuity benefits	(19,283)	(17,850)	(9,005)	(1,591)	-	-	(1,520)	(1,184)
Contract maintenance charges (note 2)	(2,061,720)	(2,073,173)	(1,509,804)	(1,462,012)	(262)	(522)	(357)	(400)
Contingent deferred sales charges (note 2)	(54,974)	(95,527)	(91,371)	(73,198)	(12,683)	(3,460)	(85)	-
Adjustments to maintain reserves	(44)	(1,408)	10	(1,439)	23	(332)	(28)	1,176

Net equity transactions	(37,444,916)	(32,620,351)	(8,767,945)	16,959,991	(912,771)	3,095,974	240,520	140,315

Net change in contract owners’ equity	(83,042,276)	26,177,949	(40,736,848)	75,227,893	(2,082,732)	4,271,273	196,383	252,647
Contract owners’ equity beginning of period	422,563,556	396,385,607	299,409,947	224,182,054	13,234,445	8,963,172	2,436,534	2,183,887

Contract owners’ equity end of period	$339,521,280	422,563,556	258,673,099	299,409,947	11,151,713	13,234,445	2,632,917	2,436,534

CHANGES IN UNITS:
Beginning units	12,465,206	13,487,674	15,131,602	14,144,359	1,286,043	964,729	172,681	164,356
Units purchased	1,104,115	1,357,463	2,250,294	3,577,070	389,874	934,178	66,440	57,083
Units redeemed	(2,198,780)	(2,379,931)	(2,704,547)	(2,589,827)	(480,402)	(612,864)	(48,621)	(48,758)

Ending units	11,370,541	12,465,206	14,677,349	15,131,602	1,195,515	1,286,043	190,500	172,681

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVF2		MSEM		MSEMB		VKVGR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$80,684	150,678	66,438	71,810	30,202	29,128	6,157	1,964
Realized gain (loss) on investments	71,349	108,367	7,084	14,938	(17,110)	18,903	1,138	6,512
Change in unrealized gain (loss) on investments	(399,355)	194,022	(204,563)	55,417	(64,719)	1,970	(35,038)	12,002
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(247,322)	453,067	(131,041)	142,165	(51,627)	50,001	(27,743)	20,478

Equity transactions:
Purchase payments received from contract owners (note 3)	115,623	236,492	6	-	26,618	127,972	174,183	42,518
Transfers between funds	160,625	508,438	(111,322)	(23,958)	14,639	(29,471)	13,759	(233,737)
Redemptions (note 3)	(1,155,711)	(1,245,858)	(196,808)	(160,651)	(143,235)	(50,813)	(18,085)	(49,724)
Annuity benefits	(1,034)	(1,089)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18,255)	(18,890)	(815)	(924)	(48)	(91)	(4)	(6)
Contingent deferred sales charges (note 2)	(420)	(100)	(22)	-	-	-	-	-
Adjustments to maintain reserves	42	(338)	(29)	(47)	18	(81)	(11)	(14)

Net equity transactions	(899,130)	(521,345)	(308,990)	(185,580)	(102,008)	47,516	169,842	(240,963)

Net change in contract owners’ equity	(1,146,452)	(68,278)	(440,031)	(43,415)	(153,635)	97,517	142,099	(220,485)
Contract owners’ equity beginning of period	10,547,601	10,615,879	1,746,085	1,789,500	699,184	601,667	216,047	436,532

Contract owners’ equity end of period	$9,401,149	10,547,601	1,306,054	1,746,085	545,549	699,184	358,146	216,047

CHANGES IN UNITS:
Beginning units	759,666	799,543	58,179	64,563	43,423	34,535	18,964	41,570
Units purchased	59,537	91,729	2	-	4,757	16,633	19,889	6,884
Units redeemed	(124,733)	(131,606)	(10,741)	(6,384)	(12,038)	(7,745)	(4,182)	(29,490)

Ending units	694,470	759,666	47,440	58,179	36,142	43,423	34,671	18,964

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSVRE		MSVREB		VYDS		DTRTFB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$342	5	28	(1)	(1,545)	(1,023)	68,502	-
Realized gain (loss) on investments	2,357	1,274	144	155	25,153	10,265	(3,290)	-
Change in unrealized gain (loss) on investments	(4,917)	(939)	(380)	(114)	(71,050)	26,829	(49,953)	-
Reinvested capital gains	-	-	-	-	26,541	2,524	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,218)	340	(208)	40	(20,901)	38,595	15,259	-

Equity transactions:
Purchase payments received from contract owners (note 3)	13	-	-	-	1,377	-	1,075,810	-
Transfers between funds	-	-	-	-	-	(17,544)	2,252,750	-
Redemptions (note 3)	(4,174)	-	-	-	(42,069)	(2,380)	(38,635)	-
Annuity benefits	(2,565)	(3,103)	(519)	(537)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(40)	(49)	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(26)	1,119	(2)	(2)	10	(57)	(12)	-

Net equity transactions	(6,752)	(1,984)	(521)	(539)	(40,722)	(20,030)	3,289,911	-

Net change in contract owners’ equity	(8,970)	(1,644)	(729)	(499)	(61,623)	18,565	3,305,170	-
Contract owners’ equity beginning of period	26,705	28,349	2,683	3,182	191,617	173,052	-	-

Contract owners’ equity end of period	$17,735	26,705	1,954	2,683	129,994	191,617	3,305,170	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	7,477	8,424	-	-
Units purchased	-	-	-	-	56	-	370,592	-
Units redeemed	-	-	-	-	(1,600)	(947)	(42,829)	-

Ending units	-	-	-	-	5,933	7,477	327,763	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVBX		NAMGI2		NAMAA2		NVAMV1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$4,058	-	(788,253)	(509,499)	(1,650,134)	7,544,269	10,216	134,907
Realized gain (loss) on investments	(1)	-	2,471,246	(20,023)	827,956	597,454	1,013,724	1,156,720
Change in unrealized gain (loss) on investments	(2,192)	-	(30,426,570)	36,356,376	(191,171,667)	154,968,774	(7,833,295)	181,811
Reinvested capital gains	91	-	13,014,492	250,869	81,105,626	15,239,276	2,692,475	1,628,404

Net increase (decrease) in contract owners’ equity resulting from operations	1,956	-	(15,729,085)	36,077,723	(110,888,219)	178,349,773	(4,116,880)	3,101,842

Equity transactions:
Purchase payments received from contract owners (note 3)	169,109	-	110,106,771	109,201,385	317,545,912	323,284,516	514,837	668,212
Transfers between funds	1,665	-	(16,132,054)	(11,146,006)	70,761,985	53,423,836	(1,231,880)	(1,270,715)
Redemptions (note 3)	-	-	(8,205,340)	(4,767,872)	(53,605,467)	(29,520,700)	(4,817,859)	(5,634,869)
Annuity benefits	-	-	-	-	-	-	(4,021)	(12,502)
Contract maintenance charges (note 2)	-	-	(3,101,957)	(1,680,484)	(18,779,303)	(13,289,417)	(13,462)	(15,227)
Contingent deferred sales charges (note 2)	-	-	(130,721)	(53,189)	(603,080)	(568,440)	(1,047)	(2,546)
Adjustments to maintain reserves	(3)	-	46	(833)	2,655	(2,663)	(38)	2,042

Net equity transactions	170,771	-	82,536,745	91,553,001	315,322,702	333,327,132	(5,553,470)	(6,265,605)

Net change in contract owners’ equity	172,727	-	66,807,660	127,630,724	204,434,483	511,676,905	(9,670,350)	(3,163,763)
Contract owners’ equity beginning of period	-	-	269,662,955	142,032,231	1,499,418,756	987,741,851	44,583,476	47,747,239

Contract owners’ equity end of period	$172,727	-	336,470,615	269,662,955	1,703,853,239	1,499,418,756	34,913,126	44,583,476

CHANGES IN UNITS:
Beginning units	-	-	20,695,623	13,095,102	126,440,617	96,551,805	1,625,882	1,867,130
Units purchased	16,971	-	8,793,408	9,514,216	35,142,926	36,584,254	33,188	69,216
Units redeemed	-	-	(2,642,809)	(1,913,695)	(8,574,857)	(6,695,442)	(235,534)	(310,464)

Ending units	16,971	-	26,846,222	20,695,623	153,008,686	126,440,617	1,423,536	1,625,882

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(542,399)	44,082	(21,567,623)	(25,164,923)	26,699,593	(5,427,470)	(4,367,169)	(2,523,242)
Realized gain (loss) on investments	4,380,443	4,221,995	162,349,396	63,719,828	11,017,167	1,421,598	11,244,628	11,564,938
Change in unrealized gain (loss) on investments	(33,380,021)	983,664	(893,029,411)	652,513,562	(122,145,281)	38,417,907	(58,849,838)	41,874,751
Reinvested capital gains	11,649,477	6,830,745	341,399,975	141,948,822	11,124,343	7,435,690	17,453,965	24,035,364

Net increase (decrease) in contract owners’ equity resulting from operations	(17,892,500)	12,080,486	(410,847,663)	833,017,289	(73,304,178)	41,847,725	(34,518,414)	74,951,811

Equity transactions:
Purchase payments received from contract owners (note 3)	6,939,343	13,139,872	336,069,270	379,476,113	356,371,879	374,324,680	26,656,534	25,480,653
Transfers between funds	(9,426,458)	(8,072,217)	42,008,625	16,447,363	163,461,571	260,298,163	(3,492,636)	(4,166,053)
Redemptions (note 3)	(15,910,296)	(15,879,136)	(589,192,610)	(429,635,887)	(188,702,494)	(135,928,199)	(29,920,142)	(22,455,480)
Annuity benefits	(36,300)	(25,653)	(33,420)	(16,998)	(47,209)	(41,255)	(6,166)	(5,795)
Contract maintenance charges (note 2)	(878,423)	(875,161)	(68,224,334)	(64,136,717)	(33,732,027)	(28,438,676)	(1,354,959)	(1,334,942)
Contingent deferred sales charges (note 2)	(56,791)	(44,887)	(2,150,053)	(1,817,479)	(1,452,970)	(961,852)	(97,306)	(84,915)
Adjustments to maintain reserves	(48)	(1,550)	(1,471)	(72,951)	(665)	(51,684)	(35)	(6,078)

Net equity transactions	(19,368,973)	(11,758,732)	(281,523,993)	(99,756,556)	295,898,085	469,201,177	(8,214,710)	(2,572,610)

Net change in contract owners’ equity	(37,261,473)	321,754	(692,371,656)	733,260,733	222,593,907	511,048,902	(42,733,124)	72,379,201
Contract owners’ equity beginning of period	185,783,640	185,461,886	6,679,396,071	5,946,135,338	2,809,360,640	2,298,311,738	329,890,845	257,511,644

Contract owners’ equity end of period	$148,522,167	185,783,640	5,987,024,415	6,679,396,071	3,031,954,547	2,809,360,640	287,157,721	329,890,845

CHANGES IN UNITS:
Beginning units	6,997,342	7,464,284	379,710,213	385,906,351	239,086,312	199,364,903	16,304,900	16,411,990
Units purchased	529,765	1,142,504	32,139,289	36,403,350	54,073,953	58,627,810	2,510,424	3,228,466
Units redeemed	(1,261,156)	(1,609,446)	(48,689,184)	(42,599,488)	(29,093,121)	(18,906,401)	(2,910,543)	(3,335,556)

Ending units	6,265,951	6,997,342	363,160,318	379,710,213	264,067,144	239,086,312	15,904,781	16,304,900

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGR2		GVAGI2		HIBF		GEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(7,478,332)	(6,524,106)	(15,092,254)	(2,547,251)	2,576,044	2,544,917	(60,283)	7,643
Realized gain (loss) on investments	45,661,848	19,500,576	118,796,905	94,071,612	1,147,091	1,563,385	242,622	102,492
Change in unrealized gain (loss) on investments	(102,883,549)	63,546,186	(450,860,185)	145,223,909	(6,560,887)	(594,278)	(2,069,335)	2,925,748
Reinvested capital gains	56,261,054	39,086,580	247,543,198	279,886,157	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,438,979)	115,609,236	(99,612,336)	516,634,427	(2,837,752)	3,514,024	(1,886,996)	3,035,883

Equity transactions:
Purchase payments received from contract owners (note 3)	42,968,011	54,589,133	301,723,570	320,540,696	1,745,535	4,001,993	248,067	527,268
Transfers between funds	(44,561,576)	6,720,930	(182,857,928)	(184,503,491)	(792,921)	(6,641,164)	(281,709)	1,018,387
Redemptions (note 3)	(47,825,759)	(40,913,009)	(207,705,086)	(155,860,138)	(6,689,529)	(8,198,110)	(1,156,156)	(1,345,805)
Annuity benefits	(31,418)	(20,698)	(35,215)	(22,962)	(1,842)	(311)	(879)	(846)
Contract maintenance charges (note 2)	(1,581,041)	(1,502,317)	(31,585,517)	(28,021,397)	(3,153)	(3,787)	(3,674)	(4,013)
Contingent deferred sales charges (note 2)	(144,460)	(120,200)	(1,462,427)	(1,020,035)	(10,877)	(11,541)	(1,046)	(609)
Adjustments to maintain reserves	(38)	(1,992)	(1,365)	(37,720)	623	(1,156)	623	(1,029)

Net equity transactions	(51,176,281)	18,751,847	(121,923,968)	(48,925,047)	(5,752,164)	(10,854,076)	(1,194,774)	193,353

Net change in contract owners’ equity	(59,615,260)	134,361,083	(221,536,304)	467,709,380	(8,589,916)	(7,340,052)	(3,081,770)	3,229,236
Contract owners’ equity beginning of period	575,808,750	441,447,667	3,074,468,717	2,606,759,337	65,628,951	72,969,003	11,036,640	7,807,404

Contract owners’ equity end of period	$516,193,490	575,808,750	2,852,932,413	3,074,468,717	57,039,035	65,628,951	7,954,870	11,036,640

CHANGES IN UNITS:
Beginning units	28,116,220	27,107,207	176,625,407	180,180,514	2,895,079	3,399,461	452,326	426,004
Units purchased	3,839,065	5,407,062	21,374,055	23,656,166	574,421	733,149	63,438	137,370
Units redeemed	(6,245,909)	(4,398,049)	(28,228,355)	(27,211,273)	(834,830)	(1,237,531)	(115,106)	(111,048)

Ending units	25,709,376	28,116,220	169,771,107	176,625,407	2,634,670	2,895,079	400,658	452,326

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GEM2		GIG		NVIE6		NVNMO1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(698,563)	(370,728)	118,808	65,904	108,871	(20,399)	(616,226)	(608,264)
Realized gain (loss) on investments	2,326,366	267,624	158,153	62,608	2,345,202	1,174,413	3,143,671	2,945,968
Change in unrealized gain (loss) on investments	(13,325,589)	17,812,475	(3,085,892)	3,854,846	(10,312,723)	8,773,063	(14,357,331)	11,646,608
Reinvested capital gains	-	-	83,763	-	229,734	-	7,763,536	1,527,858

Net increase (decrease) in contract owners’ equity resulting from operations	(11,697,786)	17,709,371	(2,725,168)	3,983,358	(7,628,916)	9,927,077	(4,066,350)	15,512,170

Equity transactions:
Purchase payments received from contract owners (note 3)	5,102,671	5,462,579	881,773	221,676	3,952,006	4,066,493	666,389	901,531
Transfers between funds	(6,797,147)	3,983,393	66,367	(130,605)	(4,343,414)	3,412,854	(603,524)	(658,473)
Redemptions (note 3)	(5,735,084)	(4,435,298)	(1,911,341)	(1,870,032)	(3,729,313)	(3,118,660)	(7,661,134)	(8,621,425)
Annuity benefits	(7,594)	(7,171)	(5,204)	(4,534)	(186)	-	(16,866)	(15,987)
Contract maintenance charges (note 2)	(3,104)	(3,508)	(5,885)	(6,789)	(226,836)	(226,258)	(24,301)	(26,084)
Contingent deferred sales charges (note 2)	(16,852)	(12,936)	(69)	(912)	(5,944)	(12,508)	(970)	(884)
Adjustments to maintain reserves	(63)	(2,195)	28	75	31	(1,176)	19	(8,178)

Net equity transactions	(7,457,173)	4,984,864	(974,331)	(1,791,121)	(4,353,656)	4,120,745	(7,640,387)	(8,429,500)

Net change in contract owners’ equity	(19,154,959)	22,694,235	(3,699,499)	2,192,237	(11,982,572)	14,047,822	(11,706,737)	7,082,670
Contract owners’ equity beginning of period	68,130,506	45,436,271	18,189,467	15,997,230	52,776,198	38,728,376	77,948,848	70,866,178

Contract owners’ equity end of period	$48,975,547	68,130,506	14,489,968	18,189,467	40,793,626	52,776,198	66,242,111	77,948,848

CHANGES IN UNITS:
Beginning units	1,953,769	1,775,366	1,111,699	1,229,114	5,107,600	4,680,764	4,345,281	4,870,321
Units purchased	445,388	659,706	92,592	50,240	815,341	1,268,749	55,527	109,164
Units redeemed	(697,277)	(481,303)	(147,722)	(167,655)	(1,235,854)	(841,913)	(470,909)	(634,204)

Ending units	1,701,880	1,953,769	1,056,569	1,111,699	4,687,087	5,107,600	3,929,899	4,345,281

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVNMO2		NVNSR1		NVNSR2		NVCRA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(457,328)	(314,396)	(14,390)	(15,102)	(1,105,715)	(1,174,296)	77,395	(317,749)
Realized gain (loss) on investments	1,123,674	490,052	(31,900)	(28,673)	7,426,223	10,258,748	(881,096)	1,248,950
Change in unrealized gain (loss) on investments	(7,593,896)	5,592,992	(349,371)	193,467	(24,473,148)	(1,435,730)	(9,548,966)	5,738,071
Reinvested capital gains	4,380,874	677,596	233,530	185,986	11,452,954	10,582,509	1,400,459	4,858,858

Net increase (decrease) in contract owners’ equity resulting from operations	(2,546,676)	6,446,244	(162,131)	335,678	(6,699,686)	18,231,231	(8,952,208)	11,528,130

Equity transactions:
Purchase payments received from contract owners (note 3)	6,993,532	6,162,791	85,687	115,273	2,043,461	3,844,142	4,451,004	3,415,494
Transfers between funds	(3,935,410)	4,556,128	171,815	49,015	(7,196,880)	(4,906,206)	(3,319,227)	(2,295,842)
Redemptions (note 3)	(3,806,420)	(2,252,645)	(255,199)	(395,515)	(13,584,774)	(14,590,168)	(4,989,352)	(6,150,036)
Annuity benefits	(305)	-	-	-	(9,174)	(7,948)	(904)	(859)
Contract maintenance charges (note 2)	(249,283)	(208,639)	(741)	(831)	(658,766)	(677,927)	(4,532)	(4,643)
Contingent deferred sales charges (note 2)	(12,807)	(6,299)	(1,649)	(840)	(12,198)	(16,325)	(11,277)	(33,094)
Adjustments to maintain reserves	55	(761)	(3)	(145)	18	(938)	(72)	(841)

Net equity transactions	(1,010,638)	8,250,575	(90)	(233,043)	(19,418,313)	(16,355,370)	(3,874,360)	(5,069,821)

Net change in contract owners’ equity	(3,557,314)	14,696,819	(162,221)	102,635	(26,117,999)	1,875,861	(12,826,568)	6,458,309
Contract owners’ equity beginning of period	40,146,704	25,449,885	2,205,698	2,103,063	119,786,000	117,910,139	73,930,460	67,472,151

Contract owners’ equity end of period	$36,589,390	40,146,704	2,043,477	2,205,698	93,668,001	119,786,000	61,103,892	73,930,460

CHANGES IN UNITS:
Beginning units	2,319,444	1,806,938	115,638	129,072	6,457,892	7,416,099	4,871,759	5,239,664
Units purchased	786,281	1,085,438	25,482	17,193	211,598	442,508	390,851	420,300
Units redeemed	(849,684)	(572,932)	(25,913)	(30,627)	(1,224,342)	(1,400,715)	(674,953)	(788,205)

Ending units	2,256,041	2,319,444	115,207	115,638	5,445,148	6,457,892	4,587,657	4,871,759

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$15,267,983	8,626,403	12,082,862	3,297,214	4,197,471	3,757,723	12,827,427	6,713,900
Realized gain (loss) on investments	29,768,140	39,859,951	36,926,764	41,841,224	(4,289,679)	(1,642,979)	36,562,752	39,684,833
Change in unrealized gain (loss) on investments	(317,141,748)	68,628,464	(414,176,923)	135,953,914	(30,633,306)	16,586,935	(383,330,682)	103,001,685
Reinvested capital gains	109,458,295	104,446,870	123,441,637	176,519,613	3,795,662	14,653,561	121,116,144	162,989,937

Net increase (decrease) in contract owners’ equity resulting from operations	(162,647,330)	221,561,688	(241,725,660)	357,611,965	(26,929,852)	33,355,240	(212,824,359)	312,390,355

Equity transactions:
Purchase payments received from contract owners (note 3)	48,392,017	74,358,097	20,245,929	20,780,133	13,621,616	21,698,707	18,726,673	31,530,519
Transfers between funds	(51,175,872)	(36,608,297)	(19,948,884)	(24,703,012)	28,800,750	(3,920,118)	(39,902,104)	(41,886,594)
Redemptions (note 3)	(154,086,563)	(128,422,984)	(236,747,778)	(176,561,967)	(97,350,706)	(68,305,737)	(209,852,437)	(184,772,183)
Annuity benefits	(9,352)	(9,317)	(11,228)	(10,949)	(2,342)	(2,424)	(5,580)	(5,481)
Contract maintenance charges (note 2)	(26,852,408)	(26,361,616)	(32,933,992)	(32,733,312)	(8,768,671)	(8,904,735)	(29,850,379)	(30,186,950)
Contingent deferred sales charges (note 2)	(849,607)	(814,664)	(346,156)	(439,054)	(398,211)	(313,524)	(469,274)	(651,734)
Adjustments to maintain reserves	324	(5,890)	261	(9,659)	187	(9,615)	192	(23,070)

Net equity transactions	(184,581,461)	(117,864,671)	(269,741,848)	(213,677,820)	(64,097,377)	(59,757,446)	(261,352,909)	(225,995,493)

Net change in contract owners’ equity	(347,228,791)	103,697,017	(511,467,508)	143,934,145	(91,027,229)	(26,402,206)	(474,177,268)	86,394,862
Contract owners’ equity beginning of period	2,286,545,168	2,182,848,151	2,776,345,638	2,632,411,493	696,656,879	723,059,085	2,738,442,814	2,652,047,952

Contract owners’ equity end of period	$1,939,316,377	2,286,545,168	2,264,878,130	2,776,345,638	605,629,650	696,656,879	2,264,265,546	2,738,442,814

CHANGES IN UNITS:
Beginning units	161,832,789	170,712,773	185,428,749	200,598,080	55,841,512	60,815,023	187,940,542	204,434,070
Units purchased	6,335,270	9,432,544	4,990,320	5,277,793	9,521,559	7,397,530	3,771,878	6,150,807
Units redeemed	(19,689,581)	(18,312,528)	(23,279,115)	(20,447,124)	(14,783,044)	(12,371,041)	(21,960,754)	(22,644,335)

Ending units	148,478,478	161,832,789	167,139,954	185,428,749	50,580,027	55,841,512	169,751,666	187,940,542

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMA2		NVCMC2		NVCBD1		NVCBD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,248,164	(358,169)	5,141,349	3,275,352	51,543	56,242	1,231,606	1,452,258
Realized gain (loss) on investments	423,579	3,453,611	3,096,067	8,115,646	(53,375)	(17,267)	(1,314,436)	184,667
Change in unrealized gain (loss) on investments	(57,193,774)	23,396,173	(86,788,956)	20,510,203	(63,452)	64,944	(2,213,320)	1,026,816
Reinvested capital gains	19,354,216	27,965,620	31,104,323	33,317,810	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,167,815)	54,457,235	(47,447,217)	65,219,011	(65,284)	103,919	(2,296,150)	2,663,741

Equity transactions:
Purchase payments received from contract owners (note 3)	6,252,575	6,693,492	16,775,837	21,854,076	58,876	48,700	5,024,871	5,792,521
Transfers between funds	(9,901,698)	(7,969,176)	(13,867,885)	(17,623,463)	(144,057)	127,425	(1,026,882)	5,559,965
Redemptions (note 3)	(38,382,547)	(36,469,964)	(61,005,704)	(59,954,856)	(363,497)	(298,295)	(9,816,143)	(9,592,067)
Annuity benefits	-	-	-	-	-	-	(24,426)	(6,232)
Contract maintenance charges (note 2)	(1,815,378)	(1,871,611)	(9,554,219)	(9,543,950)	(698)	(826)	(612,093)	(606,285)
Contingent deferred sales charges (note 2)	(42,117)	(57,659)	(230,117)	(360,852)	(600)	(534)	(13,199)	(19,237)
Adjustments to maintain reserves	65	(1,377)	51	(2,339)	9	(34)	210	(896)

Net equity transactions	(43,889,100)	(39,676,295)	(67,882,037)	(65,631,384)	(449,967)	(123,564)	(6,467,662)	1,127,769

Net change in contract owners’ equity	(80,056,915)	14,780,940	(115,329,254)	(412,373)	(515,251)	(19,645)	(8,763,812)	3,791,510
Contract owners’ equity beginning of period	369,304,104	354,523,164	819,027,614	819,439,987	3,463,330	3,482,975	99,875,407	96,083,897

Contract owners’ equity end of period	$289,247,189	369,304,104	703,698,360	819,027,614	2,948,079	3,463,330	91,111,595	99,875,407

CHANGES IN UNITS:
Beginning units	24,451,473	27,286,181	60,127,400	65,146,020	263,219	272,710	7,919,555	7,826,378
Units purchased	796,727	1,047,070	2,705,091	3,077,446	44,577	35,616	1,624,715	2,632,173
Units redeemed	(3,766,071)	(3,881,778)	(7,797,475)	(8,096,066)	(79,729)	(45,107)	(2,177,894)	(2,538,996)

Ending units	21,482,129	24,451,473	55,035,016	60,127,400	228,067	263,219	7,366,376	7,919,555

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVLCP2		TRF		TRF2		GBF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$644,277	589,578	(341,121)	(387,869)	(777,520)	(834,428)	1,228,304	1,298,348
Realized gain (loss) on investments	(360,233)	(430,054)	5,412,533	3,171,918	12,434,552	15,022,062	(2,864,077)	(3,952,023)
Change in unrealized gain (loss) on investments	(2,378,195)	1,350,537	(6,081,029)	18,811,471	(12,693,515)	4,652,507	(1,525,061)	4,016,670
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,094,151)	1,510,061	(1,009,617)	21,595,520	(1,036,483)	18,840,141	(3,160,834)	1,362,995

Equity transactions:
Purchase payments received from contract owners (note 3)	3,303,665	3,215,265	1,467,516	1,030,174	2,411,856	2,461,815	4,179,981	5,139,597
Transfers between funds	2,295,557	2,850,402	(551,911)	(1,270,412)	(6,763,359)	(5,954,192)	16,080,637	7,080,585
Redemptions (note 3)	(5,364,101)	(4,458,172)	(14,795,769)	(11,626,956)	(12,593,975)	(13,719,185)	(23,267,251)	(28,673,409)
Annuity benefits	-	-	(50,318)	(48,504)	(7,103)	(5,904)	(19,597)	(20,832)
Contract maintenance charges (note 2)	(559,581)	(548,213)	(57,022)	(61,224)	(534,173)	(555,509)	(967,906)	(1,011,833)
Contingent deferred sales charges (note 2)	(12,844)	(15,348)	(1,910)	(1,501)	(12,725)	(20,428)	(20,484)	(38,533)
Adjustments to maintain reserves	82	(781)	(252)	1,019	(30)	(2,077)	(201)	1,011

Net equity transactions	(337,222)	1,043,153	(13,989,666)	(11,977,404)	(17,499,509)	(17,795,480)	(4,014,821)	(17,523,414)

Net change in contract owners’ equity	(2,431,373)	2,553,214	(14,999,283)	9,618,116	(18,535,992)	1,044,661	(7,175,655)	(16,160,419)
Contract owners’ equity beginning of period	70,161,668	67,608,454	128,969,115	119,350,999	112,128,401	111,083,740	202,346,370	218,506,789

Contract owners’ equity end of period	$67,730,295	70,161,668	113,969,832	128,969,115	93,592,409	112,128,401	195,170,715	202,346,370

CHANGES IN UNITS:
Beginning units	5,222,094	5,144,916	1,184,299	1,304,033	4,014,588	4,706,075	12,420,978	13,597,359
Units purchased	782,698	927,342	13,494	10,696	161,961	271,559	2,369,782	1,666,653
Units redeemed	(824,160)	(850,164)	(143,528)	(130,430)	(763,126)	(963,046)	(2,435,910)	(2,843,034)

Ending units	5,180,632	5,222,094	1,054,265	1,184,299	3,413,423	4,014,588	12,354,850	12,420,978

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIX2		GVIX8		GVIDA		NVDBL2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$53,086	26,317	742,463	807,297	(373,964)	(206,600)	6,501,270	5,866,069
Realized gain (loss) on investments	17,814	18,714	682,978	1,303,617	13,445,287	7,814,835	27,946,856	18,577,696
Change in unrealized gain (loss) on investments	(441,191)	137,198	(15,856,682)	11,336,940	(44,777,087)	6,920,957	(194,420,741)	79,545,096
Reinvested capital gains	-	-	-	-	14,202,162	13,088,003	64,368,689	37,319,326

Net increase (decrease) in contract owners’ equity resulting from operations	(370,291)	182,229	(14,431,241)	13,447,854	(17,503,602)	27,617,195	(95,603,926)	141,308,187

Equity transactions:
Purchase payments received from contract owners (note 3)	1,122,527	499,497	15,483,162	15,284,026	7,884,793	5,741,135	53,335,694	78,720,979
Transfers between funds	280,643	209,458	2,124,123	1,842,158	(8,612,022)	(1,590,586)	(11,497,512)	(22,793,747)
Redemptions (note 3)	(61,853)	(117,472)	(3,961,539)	(3,484,367)	(20,663,137)	(20,754,233)	(102,884,768)	(75,922,122)
Annuity benefits	-	-	(2,988)	(2,798)	(16,493)	(15,741)	-	-
Contract maintenance charges (note 2)	(118)	(113)	(249,425)	(224,771)	(19,897)	(22,258)	(18,881,851)	(18,052,769)
Contingent deferred sales charges (note 2)	-	-	(24,812)	(25,102)	(24,325)	(37,608)	(845,942)	(647,358)
Adjustments to maintain reserves	2	(20)	39	(1,507)	31	(159)	(17)	(1,869)

Net equity transactions	1,341,201	591,350	13,368,560	13,387,639	(21,451,050)	(16,679,450)	(80,774,396)	(38,696,886)

Net change in contract owners’ equity	970,910	773,579	(1,062,681)	26,835,493	(38,954,652)	10,937,745	(176,378,322)	102,611,301
Contract owners’ equity beginning of period	1,362,876	589,297	81,205,750	54,370,257	186,555,087	175,617,342	1,602,315,736	1,499,704,435

Contract owners’ equity end of period	$2,333,786	1,362,876	80,143,069	81,205,750	147,600,435	186,555,087	1,425,937,414	1,602,315,736

CHANGES IN UNITS:
Beginning units	107,945	57,766	7,174,717	5,900,388	6,560,953	7,220,827	92,168,347	94,544,701
Units purchased	117,069	63,845	2,076,796	2,564,345	625,835	575,126	5,276,748	6,373,067
Units redeemed	(9,161)	(13,666)	(889,436)	(1,290,016)	(1,368,625)	(1,235,000)	(10,020,897)	(8,749,421)

Ending units	215,853	107,945	8,362,077	7,174,717	5,818,163	6,560,953	87,424,198	92,168,347

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVDCA2		GVIDC		GVIDM		GVDMA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,267,299	2,638,736	2,979,361	2,744,127	5,675,946	5,793,122	350,470	832,128
Realized gain (loss) on investments	32,969,850	33,710,891	(3,428,241)	(93,569)	2,241,505	17,321,998	33,733,599	16,014,926
Change in unrealized gain (loss) on investments	(236,552,000)	94,874,082	(31,649,185)	10,797,435	(345,329,677)	90,438,625	(172,170,464)	46,423,546
Reinvested capital gains	88,646,903	55,312,340	11,940,847	14,022,699	182,494,985	141,481,794	72,044,411	52,403,736

Net increase (decrease) in contract owners’ equity resulting from operations	(112,667,948)	186,536,049	(20,157,218)	27,470,692	(154,917,241)	255,035,539	(66,041,984)	115,674,336

Equity transactions:
Purchase payments received from contract owners (note 3)	10,918,284	18,587,486	15,602,208	23,798,266	27,382,532	30,723,673	11,113,464	14,709,413
Transfers between funds	194,037	1,614,371	38,851,274	21,630,763	(54,795,552)	(16,042,641)	(22,645,424)	(19,194,678)
Redemptions (note 3)	(118,782,052)	(97,843,592)	(106,990,852)	(88,010,856)	(214,798,119)	(187,007,358)	(95,847,947)	(94,381,996)
Annuity benefits	(2,584)	(2,556)	-	-	(23,314)	(18,883)	(20,477)	(17,973)
Contract maintenance charges (note 2)	(18,749,213)	(18,543,111)	(7,761,027)	(8,014,337)	(20,251,059)	(20,518,145)	(3,423,321)	(3,660,819)
Contingent deferred sales charges (note 2)	(213,459)	(356,666)	(394,517)	(800,682)	(449,468)	(543,741)	(55,166)	(58,272)
Adjustments to maintain reserves	194	(3,241)	95	(8,686)	(20,652)	(14,114)	(1,419)	(50,696)

Net equity transactions	(126,634,793)	(96,547,309)	(60,692,819)	(51,405,532)	(262,955,632)	(193,421,209)	(110,880,290)	(102,655,021)

Net change in contract owners’ equity	(239,302,741)	89,988,740	(80,850,037)	(23,934,840)	(417,872,873)	61,614,330	(176,922,274)	13,019,315
Contract owners’ equity beginning of period	1,551,474,131	1,461,485,391	668,524,661	692,459,501	2,422,604,853	2,360,990,523	832,561,800	819,542,485

Contract owners’ equity end of period	$1,312,171,390	1,551,474,131	587,674,624	668,524,661	2,004,731,980	2,422,604,853	655,639,526	832,561,800

CHANGES IN UNITS:
Beginning units	75,042,840	79,973,616	45,224,620	48,849,367	113,080,530	122,410,696	31,674,347	35,794,497
Units purchased	2,418,783	2,976,568	7,562,108	7,304,166	2,468,397	4,702,375	700,575	1,373,892
Units redeemed	(8,591,529)	(7,907,344)	(11,699,780)	(10,928,913)	(14,850,499)	(14,032,541)	(4,865,139)	(5,494,042)

Ending units	68,870,094	75,042,840	41,086,948	45,224,620	100,698,428	113,080,530	27,509,783	31,674,347

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVDMC		MCIF		SAM		NVMIG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,018,103	2,771,516	(520,301)	(910,521)	(550,222)	(5,697,017)	(60,182)	(26,871)
Realized gain (loss) on investments	4,637,364	966,137	6,814,168	8,142,863	-	-	(189,533)	(302,268)
Change in unrealized gain (loss) on investments	(88,299,573)	22,037,547	(59,957,970)	8,504,743	-	-	(5,575,534)	5,523,835
Reinvested capital gains	41,484,041	34,166,181	22,609,845	13,368,103	5,172	-	1,725,469	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,160,065)	59,941,381	(31,054,258)	29,105,188	(545,050)	(5,697,017)	(4,099,780)	5,194,696

Equity transactions:
Purchase payments received from contract owners (note 3)	15,724,070	23,894,504	27,848,281	33,825,991	129,238,041	134,583,888	345,476	204,736
Transfers between funds	(4,925,302)	(16,741,017)	(7,983,018)	2,906,902	318,806,374	160,525,058	(49,932)	(307,028)
Redemptions (note 3)	(72,310,765)	(68,611,658)	(16,675,709)	(18,037,772)	(398,010,660)	(353,706,358)	(2,375,873)	(2,673,909)
Annuity benefits	(10,519)	(10,569)	(17,749)	(16,480)	(124,824)	(102,521)	(10,457)	(10,623)
Contract maintenance charges (note 2)	(7,907,921)	(7,878,047)	(543,498)	(520,777)	(1,567,620)	(1,582,471)	(7,455)	(8,681)
Contingent deferred sales charges (note 2)	(254,185)	(207,239)	(45,715)	(68,972)	(413,589)	(239,858)	(316)	(552)
Adjustments to maintain reserves	156	(3,113)	263	(2,438)	(521)	(17,304)	(123)	(507)

Net equity transactions	(69,684,466)	(69,557,139)	2,582,855	18,086,454	47,927,201	(60,539,566)	(2,098,680)	(2,796,564)

Net change in contract owners’ equity	(108,844,531)	(9,615,758)	(28,471,403)	47,191,642	47,382,151	(66,236,583)	(6,198,460)	2,398,132
Contract owners’ equity beginning of period	812,337,034	821,952,792	241,286,681	194,095,039	518,249,515	584,486,098	25,023,533	22,625,401

Contract owners’ equity end of period	$703,492,503	812,337,034	212,815,278	241,286,681	565,631,666	518,249,515	18,825,073	25,023,533

CHANGES IN UNITS:
Beginning units	44,950,379	48,904,136	6,064,937	5,547,630	45,584,470	50,109,476	2,185,527	2,452,159
Units purchased	2,043,328	2,431,137	1,171,346	1,725,265	59,924,879	51,365,925	62,992	39,934
Units redeemed	(5,940,579)	(6,384,894)	(1,107,904)	(1,207,958)	(57,069,445)	(55,890,931)	(253,546)	(306,566)

Ending units	41,053,128	44,950,379	6,128,379	6,064,937	48,439,904	45,584,470	1,994,973	2,185,527

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMIG6		GVDIVI		GVDIV2		NVMLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(444,844)	(635,861)	75,831	41,341	1,460,853	511,128	(100,229)	(88,930)
Realized gain (loss) on investments	4,790,751	5,627,863	(9,577)	(41,839)	(277,382)	(787,169)	173,831	257,247
Change in unrealized gain (loss) on investments	(31,597,507)	18,817,170	(565,573)	594,117	(11,971,332)	11,079,223	(1,824,827)	1,730,187
Reinvested capital gains	7,996,527	-	-	-	-	-	1,390,182	384,425

Net increase (decrease) in contract owners’ equity resulting from operations	(19,255,073)	23,809,172	(499,319)	593,619	(10,787,861)	10,803,182	(361,043)	2,282,929

Equity transactions:
Purchase payments received from contract owners (note 3)	1,420,141	1,969,627	64,483	59,319	1,981,725	1,590,419	114,658	121,905
Transfers between funds	4,067,078	(4,290,932)	(319,694)	(145,536)	2,518,783	(3,559,802)	181,883	7,861
Redemptions (note 3)	(11,909,365)	(13,039,068)	(276,322)	(340,789)	(5,975,909)	(5,379,696)	(1,117,637)	(1,261,002)
Annuity benefits	(3,149)	(2,517)	(777)	(697)	(988)	(1,030)	(2,849)	(2,472)
Contract maintenance charges (note 2)	(693,621)	(733,060)	(802)	(944)	(466,734)	(472,229)	(3,478)	(3,553)
Contingent deferred sales charges (note 2)	(14,258)	(18,817)	(711)	(348)	(11,907)	(15,827)	(447)	(1,779)
Adjustments to maintain reserves	(35)	1,080	14	(128)	(32)	(1,475)	(42)	2,389

Net equity transactions	(7,133,209)	(16,113,687)	(533,809)	(429,123)	(1,955,062)	(7,839,640)	(827,912)	(1,136,651)

Net change in contract owners’ equity	(26,388,282)	7,695,485	(1,033,128)	164,496	(12,742,923)	2,963,542	(1,188,955)	1,146,278
Contract owners’ equity beginning of period	112,585,587	104,890,102	3,175,716	3,011,220	59,296,770	56,333,228	9,551,068	8,404,790

Contract owners’ equity end of period	$86,197,305	112,585,587	2,142,588	3,175,716	46,553,847	59,296,770	8,362,113	9,551,068

CHANGES IN UNITS:
Beginning units	9,061,611	10,445,091	297,403	343,303	3,357,520	3,854,051	489,827	554,024
Units purchased	1,108,055	855,068	15,457	14,411	544,667	320,285	44,946	45,970
Units redeemed	(1,717,600)	(2,238,548)	(67,529)	(60,311)	(664,107)	(816,816)	(86,446)	(110,167)

Ending units	8,452,066	9,061,611	245,331	297,403	3,238,080	3,357,520	448,327	489,827

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLG2		NVMLV1		NVMLV2		NVMMG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,914,690)	(1,651,032)	2,575	4,839	(287,291)	(303,382)	(2,377,224)	(2,237,464)
Realized gain (loss) on investments	13,514,395	5,950,549	(139,869)	(120,460)	(2,164,067)	(184,050)	8,782,441	7,328,335
Change in unrealized gain (loss) on investments	(32,276,222)	18,675,297	(663,929)	402,275	(15,272,615)	6,406,173	(50,120,110)	25,532,149
Reinvested capital gains	17,065,652	4,906,145	352,256	220,169	7,707,695	4,199,587	31,816,800	8,469,406

Net increase (decrease) in contract owners’ equity resulting from operations	(3,610,865)	27,880,959	(448,967)	506,823	(10,016,278)	10,118,328	(11,898,093)	39,092,426

Equity transactions:
Purchase payments received from contract owners (note 3)	6,943,391	5,403,843	83,846	42,578	3,401,339	4,063,637	1,756,474	1,245,973
Transfers between funds	(4,939,358)	(6,147,730)	(237,913)	332,045	(8,910,389)	(13,802,740)	(2,592,938)	(2,386,737)
Redemptions (note 3)	(13,841,181)	(11,130,429)	(644,869)	(591,639)	(6,259,433)	(6,835,327)	(18,936,077)	(17,004,584)
Annuity benefits	(19,827)	(16,904)	-	-	(647)	-	(14,789)	(14,129)
Contract maintenance charges (note 2)	(433,487)	(446,222)	(1,144)	(1,273)	(342,917)	(346,043)	(70,272)	(73,710)
Contingent deferred sales charges (note 2)	(61,707)	(34,315)	(592)	(806)	(23,684)	(29,529)	(2,736)	(1,743)
Adjustments to maintain reserves	(51)	(4,947)	7	(71)	77	(1,580)	(23)	(13,576)

Net equity transactions	(12,352,220)	(12,376,704)	(800,665)	(219,166)	(12,135,654)	(16,951,582)	(19,860,361)	(18,248,506)

Net change in contract owners’ equity	(15,963,085)	15,504,255	(1,249,632)	287,657	(22,151,932)	(6,833,254)	(31,758,454)	20,843,920
Contract owners’ equity beginning of period	121,083,525	105,579,270	4,296,820	4,009,163	88,652,631	95,485,885	178,393,178	157,549,258

Contract owners’ equity end of period	$105,120,440	121,083,525	3,047,188	4,296,820	66,500,699	88,652,631	146,634,724	178,393,178

CHANGES IN UNITS:
Beginning units	6,516,758	7,269,482	211,341	222,753	5,374,554	6,504,812	9,267,604	10,317,863
Units purchased	2,014,662	829,085	19,431	42,937	650,159	1,039,170	141,763	134,334
Units redeemed	(2,592,842)	(1,581,809)	(58,988)	(54,349)	(1,392,869)	(2,169,428)	(1,122,328)	(1,184,593)

Ending units	5,938,578	6,516,758	171,784	211,341	4,631,844	5,374,554	8,287,039	9,267,604

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMMG2		NVMMV1		NVMMV2		SCGF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,823,691)	(1,754,222)	5,661	5,680	(990,886)	(832,520)	(83,551)	(77,350)
Realized gain (loss) on investments	(874,162)	1,058,426	16,783	(4,603)	2,990,313	7,053,790	(138,478)	(362,488)
Change in unrealized gain (loss) on investments	(26,314,415)	20,517,595	(231,171)	41,305	(82,241,631)	11,583,847	(1,082,099)	1,632,695
Reinvested capital gains	21,485,657	6,080,142	107,363	33,050	44,244,288	14,016,904	726,509	46,948

Net increase (decrease) in contract owners’ equity resulting from operations	(7,526,611)	25,901,941	(101,364)	75,432	(35,997,916)	31,822,021	(577,619)	1,239,805

Equity transactions:
Purchase payments received from contract owners (note 3)	6,149,739	7,482,483	240,673	26,286	3,747,176	5,323,214	124,701	187,636
Transfers between funds	(17,322,361)	1,619,839	(165,287)	97,185	(6,630,827)	(7,553,420)	(19,232)	210,244
Redemptions (note 3)	(12,901,742)	(12,485,104)	(23,586)	(59,690)	(26,262,291)	(28,566,524)	(625,092)	(707,729)
Annuity benefits	(5,022)	(4,149)	-	-	(7,853)	(7,338)	(2,048)	(3,066)
Contract maintenance charges (note 2)	(554,936)	(550,775)	(69)	(180)	(551,389)	(565,677)	(2,056)	(2,066)
Contingent deferred sales charges (note 2)	(18,685)	(48,484)	-	-	(20,918)	(50,354)	(988)	(410)
Adjustments to maintain reserves	37	(2,316)	4	(10)	92	(2,280)	(57)	(58)

Net equity transactions	(24,652,970)	(3,988,506)	51,735	63,591	(29,726,010)	(31,422,379)	(524,772)	(315,449)

Net change in contract owners’ equity	(32,179,581)	21,913,435	(49,629)	139,023	(65,723,926)	399,642	(1,102,391)	924,356
Contract owners’ equity beginning of period	126,528,974	104,615,539	676,004	536,981	277,378,453	276,978,811	6,439,955	5,515,599

Contract owners’ equity end of period	$94,349,393	126,528,974	626,375	676,004	211,654,527	277,378,453	5,337,564	6,439,955

CHANGES IN UNITS:
Beginning units	6,895,043	7,147,706	37,926	34,172	12,848,908	14,406,181	461,080	487,634
Units purchased	730,029	1,505,297	15,527	8,118	366,691	615,314	82,212	98,691
Units redeemed	(2,026,771)	(1,757,960)	(12,712)	(4,364)	(1,765,882)	(2,172,587)	(123,157)	(125,245)

Ending units	5,598,301	6,895,043	40,741	37,926	11,449,717	12,848,908	420,135	461,080

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCGF2		SCVF		SCVF2		SCF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(589,434)	(500,876)	(201,275)	(259,677)	(458,757)	(527,360)	(891,686)	(918,272)
Realized gain (loss) on investments	(2,072,864)	(1,420,987)	1,916,495	1,424,140	(443,171)	1,086,245	2,597,583	2,763,459
Change in unrealized gain (loss) on investments	(6,057,765)	8,098,689	(11,736,813)	(356,694)	(13,660,912)	255,890	(26,176,997)	1,335,843
Reinvested capital gains	4,403,766	260,704	4,944,715	1,490,780	7,176,182	1,985,269	15,969,097	4,680,326

Net increase (decrease) in contract owners’ equity resulting from operations	(4,316,297)	6,437,530	(5,076,878)	2,298,549	(7,386,658)	2,800,044	(8,502,003)	7,861,356

Equity transactions:
Purchase payments received from contract owners (note 3)	3,166,178	2,757,776	383,558	480,886	1,460,953	2,148,914	461,149	783,374
Transfers between funds	931,013	(684,447)	(662,510)	(814,133)	(833,025)	(2,505,964)	(1,064,661)	(980,533)
Redemptions (note 3)	(3,173,068)	(2,802,981)	(3,424,634)	(3,516,316)	(3,302,451)	(3,320,415)	(7,173,203)	(7,822,915)
Annuity benefits	(2,214)	(1,937)	(16,834)	(18,983)	(329)	(391)	(24,698)	(23,144)
Contract maintenance charges (note 2)	(86,738)	(82,997)	(8,956)	(10,326)	(92,016)	(91,748)	(22,628)	(24,533)
Contingent deferred sales charges (note 2)	(10,967)	(14,427)	(1,820)	(3,008)	(8,895)	(23,975)	(3,621)	(1,141)
Adjustments to maintain reserves	(41)	(1,037)	(87)	1,225	(81)	(914)	455	(5,324)

Net equity transactions	824,163	(830,050)	(3,731,283)	(3,880,655)	(2,775,844)	(3,794,493)	(7,827,207)	(8,074,216)

Net change in contract owners’ equity	(3,492,134)	5,607,480	(8,808,161)	(1,582,106)	(10,162,502)	(994,449)	(16,329,210)	(212,860)
Contract owners’ equity beginning of period	34,769,224	29,161,744	31,806,723	33,388,829	42,568,793	43,563,242	70,428,971	70,641,831

Contract owners’ equity end of period	$31,277,090	34,769,224	22,998,562	31,806,723	32,406,291	42,568,793	54,099,761	70,428,971

CHANGES IN UNITS:
Beginning units	1,227,824	1,265,979	734,822	827,693	1,059,738	1,159,257	1,004,309	1,123,947
Units purchased	501,084	268,201	20,904	26,401	134,954	160,427	13,448	25,625
Units redeemed	(504,856)	(306,356)	(111,159)	(119,272)	(206,838)	(259,946)	(129,263)	(145,263)

Ending units	1,224,052	1,227,824	644,567	734,822	987,854	1,059,738	888,494	1,004,309

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCF2		MSBF		NVSTB2		NVOLG1
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(672,233)	(666,458)	2,986,268	7,723,705	1,026,385	158,686	(2,230,873)	(3,056,389)
Realized gain (loss) on investments	926,773	1,932,693	1,002,293	1,219,592	(483,151)	(373,471)	12,723,825	6,966,638
Change in unrealized gain (loss) on investments	(17,073,544)	437,589	(13,464,332)	1,856,964	(1,590,281)	242,531	(51,686,756)	68,840,000
Reinvested capital gains	11,062,698	3,193,168	-	-	-	-	35,168,385	8,565,388

Net increase (decrease) in contract owners’ equity resulting from operations	(5,756,306)	4,896,992	(9,475,771)	10,800,261	(1,047,047)	27,746	(6,025,419)	81,315,637

Equity transactions:
Purchase payments received from contract owners (note 3)	1,328,192	2,310,736	10,527,790	13,860,113	6,681,290	9,006,339	4,342,458	3,272,507
Transfers between funds	(1,559,253)	(1,614,223)	11,336,763	19,810,299	27,406,828	7,176,392	(6,191,176)	(6,463,971)
Redemptions (note 3)	(4,670,099)	(3,896,371)	(21,046,643)	(16,810,428)	(11,302,919)	(10,728,040)	(40,926,873)	(37,198,504)
Annuity benefits	(4,357)	(4,438)	(2,010)	(1,701)	(5,080)	(5,286)	(73,645)	(76,159)
Contract maintenance charges (note 2)	(114,492)	(118,108)	(2,057,667)	(1,928,747)	(1,189,167)	(1,154,455)	(123,357)	(130,854)
Contingent deferred sales charges (note 2)	(9,065)	(7,847)	(70,721)	(78,747)	(49,974)	(54,183)	(3,490)	(6,895)
Adjustments to maintain reserves	(71)	(1,272)	6	(2,047)	22	(2,540)	(1,523)	128,446

Net equity transactions	(5,029,145)	(3,331,523)	(1,312,482)	14,848,742	21,541,000	4,238,227	(42,977,606)	(40,475,430)

Net change in contract owners’ equity	(10,785,451)	1,565,469	(10,788,253)	25,649,003	20,493,953	4,265,973	(49,003,025)	40,840,207
Contract owners’ equity beginning of period	46,140,584	44,575,115	244,756,778	219,107,775	140,439,748	136,173,775	376,759,022	335,918,815

Contract owners’ equity end of period	$35,355,133	46,140,584	233,968,525	244,756,778	160,933,701	140,439,748	327,755,997	376,759,022

CHANGES IN UNITS:
Beginning units	1,205,338	1,300,494	14,471,179	13,615,977	13,652,889	13,257,629	12,431,015	13,924,566
Units purchased	81,087	153,256	2,839,000	3,143,919	4,961,211	3,142,917	207,414	172,502
Units redeemed	(209,385)	(248,412)	(3,002,714)	(2,288,717)	(2,773,499)	(2,747,657)	(1,534,365)	(1,666,053)

Ending units	1,077,040	1,205,338	14,307,465	14,471,179	15,840,601	13,652,889	11,104,064	12,431,015

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVOLG2		NVTIV3		EIF		EIF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,880,734)	(3,370,753)	815,950	912,410	48,187	17,975	476,909	2,738,437
Realized gain (loss) on investments	12,537,334	5,946,275	(186,177)	(1,387,498)	12,960	3,520	6,665,530	8,960,328
Change in unrealized gain (loss) on investments	(38,596,452)	50,495,293	(37,965,243)	40,349,225	(605,068)	52,321	(51,716,446)	14,406,705
Reinvested capital gains	25,233,914	6,339,638	2,154,399	-	271,617	-	23,152,907	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,705,938)	59,410,453	(35,181,071)	39,874,137	(272,304)	73,816	(21,421,100)	26,105,470

Equity transactions:
Purchase payments received from contract owners (note 3)	7,252,168	8,911,553	4,880,709	6,651,830	2,698,268	509,651	64,467,404	45,178,239
Transfers between funds	(26,081,798)	(7,005,795)	9,391,728	(11,993,909)	(198,660)	285,649	(8,067,877)	(10,313,264)
Redemptions (note 3)	(28,149,185)	(25,531,825)	(20,132,108)	(19,371,234)	(104,770)	(351)	(15,731,917)	(15,170,047)
Annuity benefits	(81,111)	(64,610)	(4,993)	(4,129)	-	-	(5,539)	(5,533)
Contract maintenance charges (note 2)	(608,075)	(634,056)	(1,860,473)	(1,890,325)	(5,578)	(373)	(1,501,006)	(969,245)
Contingent deferred sales charges (note 2)	(53,818)	(77,017)	(36,019)	(61,515)	-	-	(25,346)	(42,890)
Adjustments to maintain reserves	(322)	(2,374)	157	(3,303)	10	(7)	60	(2,323)

Net equity transactions	(47,722,141)	(24,404,124)	(7,760,999)	(26,672,585)	2,389,270	794,569	39,135,779	18,674,937

Net change in contract owners’ equity	(51,428,079)	35,006,329	(42,942,070)	13,201,552	2,116,966	868,385	17,714,679	44,780,407
Contract owners’ equity beginning of period	283,538,619	248,532,290	214,313,632	201,112,080	1,084,015	215,630	208,881,437	164,101,030

Contract owners’ equity end of period	$232,110,540	283,538,619	171,371,562	214,313,632	3,200,981	1,084,015	226,596,116	208,881,437

CHANGES IN UNITS:
Beginning units	9,719,315	10,651,011	12,810,235	14,534,440	64,704	15,125	6,803,971	6,230,456
Units purchased	835,015	937,105	1,410,706	893,690	165,014	51,345	2,397,616	1,825,756
Units redeemed	(2,357,024)	(1,868,801)	(1,892,146)	(2,617,895)	(22,523)	(1,766)	(1,163,335)	(1,252,241)

Ending units	8,197,306	9,719,315	12,328,795	12,810,235	207,195	64,704	8,038,252	6,803,971

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVRE1		NVRE2		NVLM2		NVLCA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$203,975	381,358	(7,647)	338,898	1,747	(27,418)	44,378	49,905
Realized gain (loss) on investments	(3,215,420)	(3,058,004)	(4,987,974)	(5,747,339)	46,921	30,547	219,200	50,211
Change in unrealized gain (loss) on investments	755,114	4,347,221	278,460	7,982,970	(2,013,743)	751,543	(2,670,975)	741,508
Reinvested capital gains	-	762,632	-	1,546,375	554,519	141,849	577,002	92,335

Net increase (decrease) in contract owners’ equity resulting from operations	(2,256,331)	2,433,207	(4,717,161)	4,120,904	(1,410,556)	896,521	(1,830,395)	933,959

Equity transactions:
Purchase payments received from contract owners (note 3)	514,254	488,253	2,015,422	4,968,322	1,964,439	1,059,621	4,569,568	2,286,529
Transfers between funds	(1,307,193)	(2,168,167)	(4,241,581)	(2,348,467)	4,794,136	245,303	1,601,909	3,326,707
Redemptions (note 3)	(5,080,442)	(4,238,639)	(8,175,074)	(7,919,170)	(420,380)	(280,504)	(547,589)	(89,033)
Annuity benefits	(3,789)	(3,900)	(5,544)	(5,084)	-	-	-	-
Contract maintenance charges (note 2)	(12,220)	(14,667)	(3,892)	(4,821)	(559)	(360)	(711)	(260)
Contingent deferred sales charges (note 2)	(1,418)	(2,935)	(28,524)	(26,570)	(260)	(190)	(2,402)	(945)
Adjustments to maintain reserves	(9)	14	112	(1,218)	(36)	(64)	(10)	(168)

Net equity transactions	(5,890,817)	(5,940,041)	(10,439,081)	(5,337,008)	6,337,340	1,023,806	5,620,765	5,522,830

Net change in contract owners’ equity	(8,147,148)	(3,506,834)	(15,156,242)	(1,216,104)	4,926,784	1,920,327	3,790,370	6,456,789
Contract owners’ equity beginning of period	47,070,347	50,577,181	92,808,542	94,024,646	8,938,477	7,018,150	10,290,649	3,833,860

Contract owners’ equity end of period	$38,923,199	47,070,347	77,652,300	92,808,542	13,865,261	8,938,477	14,081,019	10,290,649

CHANGES IN UNITS:
Beginning units	3,139,271	3,544,959	6,517,308	6,892,130	696,475	612,499	740,582	320,782
Units purchased	76,251	80,460	421,196	943,806	542,271	118,497	555,743	473,161
Units redeemed	(477,592)	(486,148)	(1,160,516)	(1,318,628)	(38,487)	(34,521)	(151,633)	(53,361)

Ending units	2,737,930	3,139,271	5,777,988	6,517,308	1,200,259	696,475	1,144,692	740,582

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,732,770	1,968,565	3,432,691	1,228,440	3,357,264	2,351,263	1,771,643	1,308,925
Realized gain (loss) on investments	1,840,356	2,206,702	315,336	816,978	4,120,596	2,385,867	2,001,365	1,743,905
Change in unrealized gain (loss) on investments	(176,674,856)	119,777,312	(75,169,759)	48,184,895	(146,124,972)	116,160,409	(59,295,931)	43,109,598
Reinvested capital gains	62,158,081	45,837,542	22,513,944	18,193,860	60,778,730	9,757,265	23,208,772	4,064,369

Net increase (decrease) in contract owners’ equity resulting from operations	(106,943,649)	169,790,121	(48,907,788)	68,424,173	(77,868,382)	130,654,804	(32,314,151)	50,226,797

Equity transactions:
Purchase payments received from contract owners (note 3)	94,471,606	106,993,426	33,364,329	45,438,732	95,926,848	107,488,101	31,268,822	38,597,556
Transfers between funds	(11,903,524)	(23,603,202)	(10,688,461)	(20,229,901)	(4,720,276)	(15,997,901)	(6,893,305)	(8,134,831)
Redemptions (note 3)	(49,336,089)	(34,063,783)	(28,425,440)	(17,303,960)	(41,695,365)	(22,392,810)	(19,666,786)	(14,488,170)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(16,388,333)	(14,639,637)	(7,353,160)	(6,819,728)	(13,254,813)	(11,504,949)	(5,824,920)	(5,246,570)
Contingent deferred sales charges (note 2)	(648,986)	(572,612)	(407,624)	(362,771)	(637,583)	(415,571)	(237,076)	(248,755)
Adjustments to maintain reserves	(117)	(4,790)	59	(3,891)	139	(757)	43	(2,076)

Net equity transactions	16,194,557	34,109,402	(13,510,297)	718,481	35,618,950	57,176,113	(1,353,222)	10,477,154

Net change in contract owners’ equity	(90,749,092)	203,899,523	(62,418,085)	69,142,654	(42,249,432)	187,830,917	(33,667,373)	60,703,951
Contract owners’ equity beginning of period	1,251,039,482	1,047,139,959	593,599,285	524,456,631	1,019,974,342	832,143,425	461,308,267	400,604,316

Contract owners’ equity end of period	$1,160,290,390	1,251,039,482	531,181,200	593,599,285	977,724,910	1,019,974,342	427,640,894	461,308,267

CHANGES IN UNITS:
Beginning units	100,871,469	98,053,986	49,134,469	49,115,359	82,410,823	77,549,916	38,456,865	37,537,776
Units purchased	11,272,860	11,599,739	3,416,921	4,526,035	10,351,247	10,727,761	3,416,985	4,085,277
Units redeemed	(10,085,542)	(8,782,256)	(4,593,403)	(4,506,925)	(7,516,915)	(5,866,854)	(3,569,389)	(3,166,188)

Ending units	102,058,787	100,871,469	47,957,987	49,134,469	85,245,155	82,410,823	38,304,461	38,456,865

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSIX2		GVEX2		NVMGA2		AMTB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(421,887)	(412,086)	(371,563)	309,082	(1,201,840)	(188,243)	29,653	(31,715)
Realized gain (loss) on investments	(79,023)	(257,187)	10,859,386	5,816,443	1,150,403	503,612	(868,552)	(407,217)
Change in unrealized gain (loss) on investments	(24,049,202)	6,379,416	(76,513,657)	72,015,228	(33,537,835)	26,345,510	422,442	(39,934)
Reinvested capital gains	11,733,994	2,855,511	21,505,397	13,426,422	8,817,829	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,816,118)	8,565,654	(44,520,437)	91,567,175	(24,771,443)	26,660,879	(416,457)	(478,866)

Equity transactions:
Purchase payments received from contract owners (note 3)	18,446,966	20,151,367	109,296,078	122,138,764	57,061,800	65,240,808	513,038	739,023
Transfers between funds	(3,716,116)	6,046,959	(12,274,129)	16,030,742	3,854,292	(8,292,458)	1,357,616	5,147,668
Redemptions (note 3)	(4,380,227)	(3,346,344)	(41,863,196)	(34,096,234)	(5,352,567)	(4,102,714)	(11,389,389)	(11,786,973)
Annuity benefits	(4,525)	(4,174)	(24,207)	(7,660)	-	-	(5,218)	(5,266)
Contract maintenance charges (note 2)	(130,053)	(111,575)	(578,911)	(465,582)	(2,559,111)	(1,735,345)	(492,159)	(511,049)
Contingent deferred sales charges (note 2)	(28,324)	(23,512)	(358,911)	(344,011)	(85,107)	(62,558)	(4,061)	(9,639)
Adjustments to maintain reserves	(55)	(872)	(117)	(2,416)	(3)	(366)	46	(990)

Net equity transactions	10,187,666	22,711,849	54,196,607	103,253,603	52,919,304	51,047,367	(10,020,127)	(6,427,226)

Net change in contract owners’ equity	(2,628,452)	31,277,503	9,676,170	194,820,778	28,147,861	77,708,246	(10,436,584)	(6,906,092)
Contract owners’ equity beginning of period	87,158,835	55,881,332	616,663,608	421,842,830	216,246,380	138,538,134	81,942,824	88,848,916

Contract owners’ equity end of period	$84,530,383	87,158,835	626,339,778	616,663,608	244,394,241	216,246,380	71,506,240	81,942,824

CHANGES IN UNITS:
Beginning units	5,388,295	3,887,870	36,584,258	29,882,432	19,669,396	14,720,771	7,094,458	7,701,381
Units purchased	1,598,434	2,181,402	9,656,213	12,031,131	6,675,085	6,644,869	769,537	800,593
Units redeemed	(1,003,610)	(680,977)	(6,606,159)	(5,329,305)	(1,735,409)	(1,696,244)	(1,602,402)	(1,407,516)

Ending units	5,983,119	5,388,295	39,634,312	36,584,258	24,609,072	19,669,396	6,261,593	7,094,458

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) AMGP		AMINS		AMCG		AMMCGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	(2,481)	(816)	(197)	(188)	(46,002)	(42,627)
Realized gain (loss) on investments	-	-	21,217	2,147	740	211	132,759	25,949
Change in unrealized gain (loss) on investments	(2)	-	(45,513)	25,059	(2,062)	1,786	(518,774)	533,826
Reinvested capital gains	1	-	-	-	869	175	230,765	59,030

Net increase (decrease) in contract owners’ equity resulting from operations	(1)	-	(26,777)	26,390	(650)	1,984	(201,252)	576,178

Equity transactions:
Purchase payments received from contract owners (note 3)	-	10	-	54,823	2,228	-	25,827	30,932
Transfers between funds	-	-	(58,876)	80,614	-	-	(181,080)	618,911
Redemptions (note 3)	-	-	(55,920)	(9,329)	-	-	(427,606)	(338,443)
Annuity benefits	-	-	-	-	(3,824)	(3,375)	-	-
Contract maintenance charges (note 2)	-	-	(3)	-	-	-	(1,042)	(1,050)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(179)	-
Adjustments to maintain reserves	1	(10)	32	(31)	(18)	3,113	43	(208)

Net equity transactions	1	-	(114,767)	126,077	(1,614)	(262)	(584,037)	310,142

Net change in contract owners’ equity	-	-	(141,544)	152,467	(2,264)	1,722	(785,289)	886,320
Contract owners’ equity beginning of period	-	-	248,183	95,716	14,613	12,891	3,318,695	2,432,375

Contract owners’ equity end of period	$-	-	106,639	248,183	12,349	14,613	2,533,406	3,318,695

CHANGES IN UNITS:
Beginning units	-	-	15,424	7,651	-	-	91,628	82,950
Units purchased	-	-	1,163	9,667	-	-	5,025	27,613
Units redeemed	-	-	(8,371)	(1,894)	-	-	(21,473)	(18,935)

Ending units	-	-	8,216	15,424	-	-	75,180	91,628

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMTP		AMRS		AMSRS		OVIGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(32)	(117)	-	-	(159,843)	(171,049)	(575,163)	(252,889)
Realized gain (loss) on investments	315	274	-	-	1,663,067	1,799,817	760,227	576,816
Change in unrealized gain (loss) on investments	(2,093)	1,012	-	-	(3,475,572)	699,387	(13,708,613)	9,868,542
Reinvested capital gains	1,483	381	-	-	895,544	700,941	1,042,662	-

Net increase (decrease) in contract owners’ equity resulting from operations	(327)	1,550	-	-	(1,076,804)	3,029,096	(12,480,887)	10,192,469

Equity transactions:
Purchase payments received from contract owners (note 3)	(217)	-	(1)	-	134,909	175,325	7,989,976	9,144,360
Transfers between funds	14	-	-	-	(320,532)	(982,653)	(1,373,075)	5,176,296
Redemptions (note 3)	295	-	-	-	(3,180,174)	(2,346,554)	(3,279,882)	(2,207,002)
Annuity benefits	(956)	(921)	-	-	(24,923)	(23,127)	-	-
Contract maintenance charges (note 2)	1	-	1	-	(3,187)	(3,715)	(239,721)	(212,843)
Contingent deferred sales charges (note 2)	-	-	-	-	(764)	(428)	(29,889)	(22,530)
Adjustments to maintain reserves	(6)	107	-	-	40	(404)	(57)	(551)

Net equity transactions	(869)	(814)	-	-	(3,394,631)	(3,181,556)	3,067,352	11,877,730

Net change in contract owners’ equity	(1,196)	736	-	-	(4,471,435)	(152,460)	(9,413,535)	22,070,199
Contract owners’ equity beginning of period	14,574	13,838	-	-	19,170,617	19,323,077	56,888,078	34,817,879

Contract owners’ equity end of period	$13,378	14,574	-	-	14,699,182	19,170,617	47,474,543	56,888,078

CHANGES IN UNITS:
Beginning units	-	-	-	-	620,643	731,358	5,217,271	3,977,900
Units purchased	(6)	-	-	-	8,955	24,243	2,039,466	2,440,543
Units redeemed	6	-	-	-	(116,650)	(134,958)	(1,761,139)	(1,201,172)

Ending units	-	-	-	-	512,948	620,643	5,495,598	5,217,271

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVMS		OVB		OVGS		OVGSS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$160,919	179,975	348,925	212,748	(496,745)	(561,728)	(979,372)	(920,751)
Realized gain (loss) on investments	(137,327)	(152,876)	(318,003)	(834,800)	7,482,747	4,039,985	1,714,385	319,734
Change in unrealized gain (loss) on investments	(2,290,706)	2,149,575	(477,006)	1,255,050	(36,459,368)	37,978,605	(27,661,506)	33,761,052
Reinvested capital gains	601,271	-	-	-	10,059,693	-	8,801,114	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,665,843)	2,176,674	(446,084)	632,998	(19,413,673)	41,456,862	(18,125,379)	33,160,035

Equity transactions:
Purchase payments received from contract owners (note 3)	138,668	208,304	186,567	255,551	1,696,885	1,358,176	7,690,165	7,206,608
Transfers between funds	(401,456)	(109,342)	(398,950)	(269,009)	(1,050,648)	(1,579,526)	(3,763,801)	215,378
Redemptions (note 3)	(3,161,427)	(3,759,978)	(1,934,086)	(2,229,734)	(16,410,758)	(14,665,738)	(9,289,327)	(9,724,416)
Annuity benefits	(7,772)	(7,989)	(4,269)	(7,682)	(16,774)	(19,807)	(28,988)	(24,203)
Contract maintenance charges (note 2)	(10,550)	(12,390)	(6,383)	(7,726)	(39,916)	(42,719)	(4,683)	(5,257)
Contingent deferred sales charges (note 2)	(174)	(111)	(147)	(372)	(3,660)	(1,856)	(16,437)	(19,408)
Adjustments to maintain reserves	(95)	370	366	(9,968)	44	(11,371)	14	(1,259)

Net equity transactions	(3,442,806)	(3,681,136)	(2,156,902)	(2,268,940)	(15,824,827)	(14,962,841)	(5,413,057)	(2,352,557)

Net change in contract owners’ equity	(5,108,649)	(1,504,462)	(2,602,986)	(1,635,942)	(35,238,500)	26,494,021	(23,538,436)	30,807,478
Contract owners’ equity beginning of period	27,991,503	29,495,965	18,884,652	20,520,594	151,404,259	124,910,238	129,078,556	98,271,078

Contract owners’ equity end of period	$22,882,854	27,991,503	16,281,666	18,884,652	116,165,759	151,404,259	105,540,120	129,078,556

CHANGES IN UNITS:
Beginning units	809,186	916,811	895,835	1,005,802	2,024,915	2,245,312	3,336,860	3,380,606
Units purchased	8,821	15,272	19,314	24,460	60,087	53,323	443,100	594,832
Units redeemed	(111,152)	(122,897)	(122,783)	(134,427)	(257,845)	(273,720)	(586,602)	(638,578)

Ending units	706,855	809,186	792,366	895,835	1,827,157	2,024,915	3,193,358	3,336,860

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVIG		OVGI		OVGIS		OVSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$5,847	7,067	(14,551)	(4,604)	(1,216,967)	(1,036,994)	(71,430)	(32,723)
Realized gain (loss) on investments	6,579	5,639	530,320	830,392	14,152,486	18,097,169	(15,876)	(124,306)
Change in unrealized gain (loss) on investments	(334,017)	171,863	(2,529,743)	762,963	(46,764,919)	7,678,236	(1,499,692)	634,448
Reinvested capital gains	26,767	-	1,019,044	211,724	17,245,711	3,455,936	865,361	388,436

Net increase (decrease) in contract owners’ equity resulting from operations	(294,824)	184,569	(994,930)	1,800,475	(16,583,689)	28,194,347	(721,637)	865,855

Equity transactions:
Purchase payments received from contract owners (note 3)	474,053	593,709	608,804	444,132	5,835,507	7,123,445	79,127	179,046
Transfers between funds	17,908	(150,298)	(543,012)	(149,602)	(9,347,181)	(12,406,042)	(300,991)	(305,856)
Redemptions (note 3)	(76,061)	(24,626)	(1,398,022)	(2,104,009)	(20,567,872)	(20,718,292)	(634,669)	(1,058,181)
Annuity benefits	-	-	(3,677)	(3,462)	(8,520)	(7,629)	(798)	(749)
Contract maintenance charges (note 2)	(2,099)	(663)	(6,659)	(6,337)	(1,102,738)	(1,120,037)	(1,423)	(1,748)
Contingent deferred sales charges (note 2)	-	-	(2,362)	(1,840)	(37,701)	(49,506)	(875)	(1,501)
Adjustments to maintain reserves	(21)	(21)	(19)	(139)	135	(1,448)	(6)	(15)

Net equity transactions	413,780	418,101	(1,344,947)	(1,821,257)	(25,228,370)	(27,179,509)	(859,635)	(1,189,004)

Net change in contract owners’ equity	118,956	602,670	(2,339,877)	(20,782)	(41,812,059)	1,014,838	(1,581,272)	(323,149)
Contract owners’ equity beginning of period	1,189,825	587,155	12,335,435	12,356,217	203,636,952	202,622,114	7,007,256	7,330,405

Contract owners’ equity end of period	$1,308,781	1,189,825	9,995,558	12,335,435	161,824,893	203,636,952	5,425,984	7,007,256

CHANGES IN UNITS:
Beginning units	88,438	54,895	637,656	735,994	6,939,343	7,923,779	337,046	397,141
Units purchased	51,192	50,591	40,703	34,260	445,849	590,097	45,468	46,511
Units redeemed	(18,330)	(17,048)	(109,120)	(132,598)	(1,290,462)	(1,574,533)	(87,619)	(106,606)

Ending units	121,300	88,438	569,239	637,656	6,094,730	6,939,343	294,895	337,046

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVSCS		OVAG		OVSB		OVSBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(1,571,298)	(914,044)	(142,437)	(124,931)	61,368	19,731	222,617	41,386
Realized gain (loss) on investments	(1,245,031)	2,644,829	580,409	575,373	(44,845)	(27,469)	(148,547)	(180,139)
Change in unrealized gain (loss) on investments	(22,354,105)	4,278,637	(2,599,000)	897,749	(110,652)	97,107	(515,221)	501,230
Reinvested capital gains	13,175,756	5,338,915	1,500,650	961,870	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,994,678)	11,348,337	(660,378)	2,310,061	(94,129)	89,369	(441,151)	362,477

Equity transactions:
Purchase payments received from contract owners (note 3)	5,740,525	6,796,899	220,764	228,495	83,835	101,392	75,235	13,886
Transfers between funds	(2,042,537)	(4,132,249)	(157,969)	432,046	(105,695)	(23,629)	(258,510)	13,345
Redemptions (note 3)	(8,452,026)	(6,786,445)	(1,000,425)	(1,328,446)	(228,412)	(236,173)	(1,017,663)	(703,307)
Annuity benefits	(16,190)	(14,981)	(150)	(132)	-	-	(115)	(120)
Contract maintenance charges (note 2)	(403,950)	(392,368)	(4,363)	(4,690)	(345)	(325)	(402)	(515)
Contingent deferred sales charges (note 2)	(29,614)	(25,945)	(1,698)	(1,684)	(1,227)	(1,342)	(285)	(771)
Adjustments to maintain reserves	(44)	(1,298)	7	(122)	1	(51)	43	(251)

Net equity transactions	(5,203,836)	(4,556,387)	(943,834)	(674,533)	(251,843)	(160,128)	(1,201,697)	(677,733)

Net change in contract owners’ equity	(17,198,514)	6,791,950	(1,604,212)	1,635,528	(345,972)	(70,759)	(1,642,848)	(315,256)
Contract owners’ equity beginning of period	102,659,351	95,867,401	10,582,633	8,947,105	1,771,062	1,841,821	8,004,291	8,319,547

Contract owners’ equity end of period	$85,460,837	102,659,351	8,978,421	10,582,633	1,425,090	1,771,062	6,361,443	8,004,291

CHANGES IN UNITS:
Beginning units	2,482,580	2,592,935	908,156	975,796	163,993	178,847	756,811	821,814
Units purchased	428,624	359,313	63,858	96,914	15,646	21,368	31,587	69,770
Units redeemed	(566,299)	(469,668)	(140,597)	(164,554)	(39,729)	(36,222)	(148,611)	(134,773)

Ending units	2,344,905	2,482,580	831,417	908,156	139,910	163,993	639,787	756,811

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVIV		PMVAAD		PMVFAD		PMVLAD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$43	-	621,870	1,316,647	578,166	(21,802)	1,180,146	(1,128,914)
Realized gain (loss) on investments	-	-	(613,986)	(497,387)	47,579	(291,357)	(1,124,689)	(1,160,077)
Change in unrealized gain (loss) on investments	20	-	(3,191,333)	4,150,015	(1,910,176)	1,832,915	(5,292,706)	1,178,495
Reinvested capital gains	39	-	-	-	231,073	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	102	-	(3,183,449)	4,969,275	(1,053,358)	1,519,756	(5,237,249)	(1,110,496)

Equity transactions:
Purchase payments received from contract owners (note 3)	16,943	-	2,166,602	3,643,586	779,600	691,756	12,969,562	17,816,505
Transfers between funds	-	-	(2,002,183)	(2,006,853)	1,281,682	(1,038,342)	15,776,167	13,032,953
Redemptions (note 3)	-	-	(3,719,107)	(2,962,769)	(2,223,504)	(2,046,896)	(35,696,512)	(32,730,400)
Annuity benefits	-	-	(3,422)	(3,480)	-	-	(2,321)	(1,922)
Contract maintenance charges (note 2)	-	-	(1,227)	(1,450)	(875)	(909)	(3,899,177)	(3,761,186)
Contingent deferred sales charges (note 2)	-	-	(6,988)	(4,980)	(3,760)	(11,056)	(140,108)	(160,974)
Adjustments to maintain reserves	(2)	-	(40)	(495)	(510)	1,150	(22,908)	17,813

Net equity transactions	16,941	-	(3,566,365)	(1,336,441)	(167,367)	(2,404,297)	(11,015,297)	(5,787,211)

Net change in contract owners’ equity	17,043	-	(6,749,814)	3,632,834	(1,220,725)	(884,541)	(16,252,546)	(6,897,707)
Contract owners’ equity beginning of period	-	-	47,448,514	43,815,680	17,756,763	18,641,304	411,677,585	418,575,292

Contract owners’ equity end of period	$17,043	-	40,698,700	47,448,514	16,536,038	17,756,763	395,425,039	411,677,585

CHANGES IN UNITS:
Beginning units	-	-	4,156,552	4,281,948	1,504,589	1,723,219	36,607,998	37,135,940
Units purchased	1,696	-	306,674	609,254	411,055	242,575	5,220,215	5,619,892
Units redeemed	-	-	(630,600)	(734,650)	(431,675)	(461,205)	(6,232,597)	(6,147,834)

Ending units	1,696	-	3,832,626	4,156,552	1,483,969	1,504,589	35,595,616	36,607,998

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVTRD		PMVRSD		PMVEBD		PMVHYD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$3,155,043	1,272,327	1,938	9,142	293,575	325,264	8,358	7,362
Realized gain (loss) on investments	(2,157,415)	(1,128,989)	(25,730)	(1,476)	(6,415)	5,961	439	11,381
Change in unrealized gain (loss) on investments	(13,003,347)	10,516,009	4,251	(5,744)	(1,119,713)	357,795	(14,691)	(6,966)
Reinvested capital gains	4,296,128	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,709,591)	10,659,347	(19,541)	1,922	(832,553)	689,020	(5,894)	11,777

Equity transactions:
Purchase payments received from contract owners (note 3)	21,359,313	24,982,231	49,574	14,911	1,495,748	2,219,663	113,006	15,459
Transfers between funds	25,696,627	17,179,938	23,536	5,652	(1,156,461)	2,363,044	5,623	15,597
Redemptions (note 3)	(24,212,432)	(22,052,218)	(31,838)	(1,951)	(950,278)	(724,459)	(14,669)	(240,390)
Annuity benefits	(1,347)	(1,546)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,507,624)	(2,299,274)	-	-	(365)	(555)	-	-
Contingent deferred sales charges (note 2)	(124,064)	(151,879)	-	-	(4,648)	(3,257)	-	-
Adjustments to maintain reserves	(14,150)	18,075	(6)	(3)	156	409	(30)	71

Net equity transactions	20,196,323	17,675,327	41,266	18,609	(615,848)	3,854,845	103,930	(209,263)

Net change in contract owners’ equity	12,486,732	28,334,674	21,725	20,531	(1,448,401)	4,543,865	98,036	(197,486)
Contract owners’ equity beginning of period	354,172,756	325,838,082	95,488	74,957	12,388,382	7,844,517	136,781	334,267

Contract owners’ equity end of period	$366,659,488	354,172,756	117,213	95,488	10,939,981	12,388,382	234,817	136,781

CHANGES IN UNITS:
Beginning units	32,295,222	30,683,591	15,330	12,213	1,173,838	804,800	11,334	29,352
Units purchased	6,189,888	5,845,486	12,176	3,495	375,041	585,159	10,329	3,442
Units redeemed	(4,321,193)	(4,233,855)	(5,458)	(378)	(441,423)	(216,121)	(1,540)	(21,460)

Ending units	34,163,917	32,295,222	22,048	15,330	1,107,456	1,173,838	20,123	11,334

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMUBA		PMVSTA		PMVFHA		PMVRA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$549	-	228,092	19,466	3,385	5,827	3,844	2,923
Realized gain (loss) on investments	(2)	-	27,588	29,137	55	770	(686)	(4,247)
Change in unrealized gain (loss) on investments	(601)	-	(425,338)	76,351	(346)	(3,657)	(8,720)	6,441
Reinvested capital gains	-	-	61,212	-	1,418	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(54)	-	(108,446)	124,954	4,512	2,940	(5,562)	5,117

Equity transactions:
Purchase payments received from contract owners (note 3)	54,380	-	10,139,177	8,769,278	190,493	7,512	50,118	71,822
Transfers between funds	(306)	-	18,245,355	7,687,918	300,215	3,327	37,482	237
Redemptions (note 3)	-	-	(3,332,704)	(1,337,087)	(1,402)	(529)	(15,030)	(62,348)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(248,961)	(89,820)	-	-	(951)	(426)
Contingent deferred sales charges (note 2)	-	-	(25,832)	(14,986)	-	-	-	-
Adjustments to maintain reserves	12	-	(2,555)	(288)	(42)	(8)	(29)	8

Net equity transactions	54,086	-	24,774,480	15,015,015	489,264	10,302	71,590	9,293

Net change in contract owners’ equity	54,032	-	24,666,034	15,139,969	493,776	13,242	66,028	14,410
Contract owners’ equity beginning of period	-	-	24,681,162	9,541,193	135,131	121,889	173,164	158,754

Contract owners’ equity end of period	$54,032	-	49,347,196	24,681,162	628,907	135,131	239,192	173,164

CHANGES IN UNITS:
Beginning units	-	-	2,423,474	944,987	11,528	10,635	18,070	17,059
Units purchased	5,408	-	3,540,222	2,230,937	41,670	2,694	9,385	8,755
Units redeemed	(31)	-	(1,117,568)	(752,450)	(291)	(1,801)	(1,804)	(7,744)

Ending units	5,377	-	4,846,128	2,423,474	52,907	11,528	25,651	18,070

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVSSCS		GVGMNS		GVSIA		GVMSAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(939)	126	(92,856)	(128,315)	7	26	8,261	-
Realized gain (loss) on investments	6,749	815	100,624	37,273	(485)	(1)	(23)	-
Change in unrealized gain (loss) on investments	(238,281)	(26,229)	(867,957)	845,169	500	(272)	(23,081)	-
Reinvested capital gains	122,204	62,884	187,052	256,448	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,267)	37,596	(673,137)	1,010,575	22	(247)	(14,843)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	115,835	181,416	549,220	1,175,926	-	-	379,442	-
Transfers between funds	280,065	182,750	2,182,867	44,154	(12,941)	5,551	66,924	-
Redemptions (note 3)	(154,700)	(5,510)	(643,013)	(628,877)	(2)	-	(330)	-
Annuity benefits	-	-	(1,679)	(1,659)	-	-	-	-
Contract maintenance charges (note 2)	(496)	(81)	(345)	(425)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(6,354)	(4,336)	-	-	-	-
Adjustments to maintain reserves	3	(10)	18	(357)	2	1	(6)	-

Net equity transactions	240,707	358,565	2,080,714	584,426	(12,941)	5,552	446,030	-

Net change in contract owners’ equity	130,440	396,161	1,407,577	1,595,001	(12,919)	5,305	431,187	-
Contract owners’ equity beginning of period	595,327	199,166	10,335,754	8,740,753	12,919	7,614	-	-

Contract owners’ equity end of period	$725,767	595,327	11,743,331	10,335,754	-	12,919	431,187	-

CHANGES IN UNITS:
Beginning units	34,198	12,674	837,816	788,900	1,343	770	-	-
Units purchased	23,441	22,530	269,929	145,008	-	573	45,950	-
Units redeemed	(11,686)	(1,006)	(94,594)	(96,092)	(1,343)	-	(35)	-

Ending units	45,953	34,198	1,013,151	837,816	-	1,343	45,915	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PVEIB		PVGOB		PVTIGB		ROCSC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(18,770)	(16,222)	(33,981)	(18,086)	(24,120)	2,090	591	1,982
Realized gain (loss) on investments	44,264	9,780	360,314	44,927	75,265	78,678	(52,580)	(15,820)
Change in unrealized gain (loss) on investments	(378,677)	193,373	(448,550)	284,232	(1,648,503)	546,077	35,158	34,099
Reinvested capital gains	97,324	-	115,253	15,659	-	-	3,328	-

Net increase (decrease) in contract owners’ equity resulting from operations	(255,859)	186,931	(6,964)	326,732	(1,597,358)	626,845	(13,503)	20,261

Equity transactions:
Purchase payments received from contract owners (note 3)	43,808	4,516	134,358	1,623	2,738,263	2,278,219	-	14,911
Transfers between funds	755,098	1,839,350	714,386	433,017	1,136,085	569,217	(18,440)	5,576
Redemptions (note 3)	(247,352)	(150,344)	(340,631)	(119,844)	(311,262)	(89,758)	(111,982)	(583)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(233)	(146)	(120)	(149)	(15,571)	(5,772)	(45)	(168)
Contingent deferred sales charges (note 2)	(2)	-	(733)	(13)	(3,305)	(181)	-	-
Adjustments to maintain reserves	12	16,019	(11)	(89)	20	(137)	(11)	-

Net equity transactions	551,331	1,709,395	507,249	314,545	3,544,230	2,751,588	(130,478)	19,736

Net change in contract owners’ equity	295,472	1,896,326	500,285	641,277	1,946,872	3,378,433	(143,981)	39,997
Contract owners’ equity beginning of period	1,896,326	-	1,659,378	1,018,101	4,984,087	1,605,654	379,276	339,279

Contract owners’ equity end of period	$2,191,798	1,896,326	2,159,663	1,659,378	6,930,959	4,984,087	235,295	379,276

CHANGES IN UNITS:
Beginning units	168,534	-	124,428	98,505	238,311	96,688	26,309	24,702
Units purchased	97,067	184,224	156,041	53,574	207,189	171,083	113	3,406
Units redeemed	(49,679)	(15,690)	(120,224)	(27,651)	(32,627)	(29,460)	(8,538)	(1,799)

Ending units	215,922	168,534	160,245	124,428	412,873	238,311	17,884	26,309

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RSRF		RVARS		(Obsolete & Unaudited) TRBCG2		(Obsolete & Unaudited) TREI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13)	-	(255,873)	(267,963)	-	-	-	-
Realized gain (loss) on investments	(4)	-	79,142	104,753	-	91	-	(2)
Change in unrealized gain (loss) on investments	(1,169)	-	(897,021)	480,585	-	(12)	-	3
Reinvested capital gains	785	-	-	-	-	4	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(401)	-	(1,073,752)	317,375	-	83	-	1

Equity transactions:
Purchase payments received from contract owners (note 3)	5,646	-	713,819	1,009,249	-	-	-	-
Transfers between funds	(10)	-	(335,654)	(95,296)	-	-	-	-
Redemptions (note 3)	-	-	(959,680)	(925,631)	-	-	-	-
Annuity benefits	-	-	(2,470)	(2,193)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(271)	(390)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(4,859)	(6,324)	-	-	-	-
Adjustments to maintain reserves	(2)	-	(9)	(298)	-	(83)	-	(1)

Net equity transactions	5,634	-	(589,124)	(20,883)	-	(83)	-	(1)

Net change in contract owners’ equity	5,233	-	(1,662,876)	296,492	-	-	-	-
Contract owners’ equity beginning of period	-	-	16,305,838	16,009,346	-	-	-	-

Contract owners’ equity end of period	$5,233	-	14,642,962	16,305,838	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	1,600,038	1,602,954	-	-	-	-
Units purchased	566	-	168,992	233,367	-	-	-	-
Units redeemed	(1)	-	(229,199)	(236,283)	-	-	-	-

Ending units	565	-	1,539,831	1,600,038	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	TRHS2		VWHAS		VWBF		VWEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,260,349)	(3,830,082)	(496,855)	(539,452)	436,579	76,006	(179,730)	(168,681)
Realized gain (loss) on investments	7,888,829	8,672,366	434,173	2,652,627	(374,611)	(384,033)	349,493	425,490
Change in unrealized gain (loss) on investments	(19,796,670)	37,018,840	(9,898,443)	(4,423,588)	(588,261)	1,091,016	(4,778,803)	6,909,610
Reinvested capital gains	14,761,415	10,590,128	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,406,775)	52,451,252	(9,961,125)	(2,310,413)	(526,293)	782,989	(4,609,040)	7,166,419

Equity transactions:
Purchase payments received from contract owners (note 3)	18,710,755	19,036,845	2,193,273	3,091,865	63,428	74,926	303,799	148,298
Transfers between funds	(5,772,805)	(9,266,457)	3,118,262	(7,745,840)	64,180	(2,384)	(1,772,227)	2,321,184
Redemptions (note 3)	(23,318,426)	(19,723,959)	(3,352,377)	(4,118,106)	(686,611)	(868,794)	(1,595,566)	(3,780,615)
Annuity benefits	(3,245)	(2,823)	(1,716)	(1,620)	(3,631)	(3,703)	(2,352)	(2,306)
Contract maintenance charges (note 2)	(15,040)	(15,882)	(2,297)	(2,540)	(2,652)	(2,970)	(5,602)	(6,174)
Contingent deferred sales charges (note 2)	(95,720)	(67,000)	(24,887)	(32,276)	(68)	(507)	(60)	(76)
Adjustments to maintain reserves	(368)	(1,114)	9	(571)	(5)	734	37	496

Net equity transactions	(10,494,849)	(10,040,390)	1,930,267	(8,809,088)	(565,359)	(802,698)	(3,071,971)	(1,319,193)

Net change in contract owners’ equity	(11,901,624)	42,410,862	(8,030,858)	(11,119,501)	(1,091,652)	(19,709)	(7,681,011)	5,847,226
Contract owners’ equity beginning of period	255,724,793	213,313,931	32,013,433	43,132,934	7,382,722	7,402,431	20,992,864	15,145,638

Contract owners’ equity end of period	$243,823,169	255,724,793	23,982,575	32,013,433	6,291,070	7,382,722	13,311,853	20,992,864

CHANGES IN UNITS:
Beginning units	7,441,709	7,778,961	4,333,652	5,646,906	311,850	344,888	650,129	699,218
Units purchased	1,162,484	1,681,793	1,588,657	2,129,530	13,054	15,424	46,201	204,695
Units redeemed	(1,462,658)	(2,019,045)	(1,310,751)	(3,442,784)	(36,762)	(48,462)	(150,261)	(253,784)

Ending units	7,141,535	7,441,709	4,611,558	4,333,652	288,142	311,850	546,069	650,129

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VWHA		WRPMAV		WRPMCV		WRPMMV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(214,822)	(253,020)	81,390	4,704	7,793	803	26,760	(136)
Realized gain (loss) on investments	(925,025)	(1,089,868)	25,355	(11,652)	20,140	(7,633)	21,842	(1,273)
Change in unrealized gain (loss) on investments	(3,427,937)	509,124	(795,877)	1,196,095	(130,052)	179,561	(452,548)	567,765
Reinvested capital gains	-	-	293,958	316,533	50,555	46,122	163,461	153,374

Net increase (decrease) in contract owners’ equity resulting from operations	(4,567,784)	(833,764)	(395,174)	1,505,680	(51,564)	218,853	(240,485)	719,730

Equity transactions:
Purchase payments received from contract owners (note 3)	15,229	37,203	74,658	83,524	-	(40,650)	28,992	50,172
Transfers between funds	(630,224)	(789,978)	(80,100)	(57,741)	(631)	240,876	504,721	(207,826)
Redemptions (note 3)	(1,949,372)	(1,964,749)	(2,205,407)	(2,223,754)	(380,499)	(251,552)	(566,117)	(1,663,207)
Annuity benefits	(4,037)	(3,306)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(6,193)	(7,516)	(84,658)	(93,769)	(17,130)	(16,038)	(47,757)	(52,136)
Contingent deferred sales charges (note 2)	(287)	(244)	-	-	-	-	-	-
Adjustments to maintain reserves	(23)	(954)	(9)	(3)	6	(12)	3	(16)

Net equity transactions	(2,574,907)	(2,729,544)	(2,295,516)	(2,291,743)	(398,254)	(67,376)	(80,158)	(1,873,013)

Net change in contract owners’ equity	(7,142,691)	(3,563,308)	(2,690,690)	(786,063)	(449,818)	151,477	(320,643)	(1,153,283)
Contract owners’ equity beginning of period	17,858,642	21,421,950	10,268,091	11,054,154	2,069,210	1,917,733	5,480,390	6,633,673

Contract owners’ equity end of period	$10,715,951	17,858,642	7,577,401	10,268,091	1,619,392	2,069,210	5,159,747	5,480,390

CHANGES IN UNITS:
Beginning units	822,612	968,351	789,280	978,660	170,612	176,118	434,074	594,742
Units purchased	5,156	2,510	5,871	7,134	325	17,714	40,929	4,632
Units redeemed	(137,821)	(148,249)	(180,801)	(196,514)	(32,829)	(23,220)	(47,262)	(165,300)

Ending units	689,947	822,612	614,350	789,280	138,108	170,612	427,741	434,074

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRASP		WRENG		WRHIP		WRMCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$122,217	(257,851)	(3)	-	4,217,937	5,203,044	(1,567,337)	(1,169,705)
Realized gain (loss) on investments	(7,524,308)	(8,568,751)	(1)	-	(1,097,886)	(4,571,604)	5,039,455	594,763
Change in unrealized gain (loss) on investments	(9,570,805)	35,405,323	(1,228)	-	(6,155,057)	4,411,584	(9,582,595)	14,491,094
Reinvested capital gains	6,396,890	-	-	-	-	-	4,343,117	2,114,920

Net increase (decrease) in contract owners’ equity resulting from operations	(10,576,006)	26,578,721	(1,232)	-	(3,035,006)	5,043,024	(1,767,360)	16,031,072

Equity transactions:
Purchase payments received from contract owners (note 3)	1,775,918	3,105,390	3,575	-	1,504,914	4,662,187	10,295,153	5,856,216
Transfers between funds	(7,317,215)	(17,891,610)	-	-	(3,313,337)	(1,100,849)	6,432,941	(1,639,400)
Redemptions (note 3)	(16,603,022)	(12,536,914)	-	-	(8,607,808)	(10,034,144)	(6,528,479)	(3,878,405)
Annuity benefits	(11,323)	(10,747)	-	-	(14,343)	(1,528)	-	-
Contract maintenance charges (note 2)	(6,223)	(7,291)	-	-	(3,098)	(3,999)	(304,430)	(255,357)
Contingent deferred sales charges (note 2)	(137,501)	(56,082)	-	-	(20,212)	(25,163)	(37,884)	(23,416)
Adjustments to maintain reserves	39	(1,204)	-	-	98	(698)	(47)	(886)

Net equity transactions	(22,299,327)	(27,398,458)	3,575	-	(10,453,786)	(6,504,194)	9,857,254	58,752

Net change in contract owners’ equity	(32,875,333)	(819,737)	2,343	-	(13,488,792)	(1,461,170)	8,089,894	16,089,824
Contract owners’ equity beginning of period	176,497,202	177,316,939	-	-	92,644,555	94,105,725	81,261,860	65,172,036

Contract owners’ equity end of period	$143,621,869	176,497,202	2,343	-	79,155,763	92,644,555	89,351,754	81,261,860

CHANGES IN UNITS:
Beginning units	11,348,594	13,254,020	-	-	7,155,562	7,643,664	4,933,082	4,939,721
Units purchased	308,291	589,980	372	-	785,301	3,969,751	2,660,600	682,872
Units redeemed	(1,724,055)	(2,495,406)	-	-	(1,604,346)	(4,457,853)	(2,083,478)	(689,511)

Ending units	9,932,830	11,348,594	372	-	6,336,517	7,155,562	5,510,204	4,933,082

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPAP		WRPCP		WRPMP		WRPMAP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$291	-	8,863	10,794	260,117	108,387	650,976	229,115
Realized gain (loss) on investments	(15)	(6,256)	9,672	(224,943)	(81,437)	(5,424)	201,795	154,405
Change in unrealized gain (loss) on investments	(2,801)	9,242	(87,365)	316,369	(2,336,047)	2,205,496	(5,387,007)	4,185,923
Reinvested capital gains	1,139	555	44,318	110,252	1,184,757	1,612,031	2,340,445	3,133,677

Net increase (decrease) in contract owners’ equity resulting from operations	(1,386)	3,541	(24,512)	212,472	(972,610)	3,920,490	(2,193,791)	7,703,120

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	336,546	369,407	154,801	1,037,801	763,198
Transfers between funds	12,573	(41,950)	(170,204)	(123,090)	(263,152)	(46,902)	413,248	(739,152)
Redemptions (note 3)	-	-	(318,078)	(1,498,942)	(3,741,192)	(5,411,570)	(5,720,629)	(8,405,347)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(12,141)	(20,473)	(176,658)	(195,230)	(304,218)	(333,697)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	(4)	(10)	(13)	14	(20)	1	(54)

Net equity transactions	12,577	(41,954)	(500,433)	(1,305,972)	(3,811,581)	(5,498,921)	(4,573,797)	(8,715,052)

Net change in contract owners’ equity	11,191	(38,413)	(524,945)	(1,093,500)	(4,784,191)	(1,578,431)	(6,767,588)	(1,011,932)
Contract owners’ equity beginning of period	8,833	47,246	1,811,530	2,905,030	27,829,778	29,408,209	50,256,846	51,268,778

Contract owners’ equity end of period	$20,024	8,833	1,286,585	1,811,530	23,045,587	27,829,778	43,489,258	50,256,846

CHANGES IN UNITS:
Beginning units	584	3,698	117,558	207,446	1,572,218	1,897,746	2,657,314	3,151,597
Units purchased	814	8	15,489	29,482	20,666	29,692	88,990	70,526
Units redeemed	(16)	(3,122)	(47,547)	(119,370)	(232,499)	(355,220)	(323,500)	(564,809)

Ending units	1,382	584	85,500	117,558	1,360,385	1,572,218	2,422,804	2,657,314

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRPMCP		SVDF		SVOF		WFVSCG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$50,321	27,743	(623)	(571)	(3,126)	(1,657)	(1,602,575)	(1,278,557)
Realized gain (loss) on investments	(49,633)	(45,087)	1,609	1,027	13,859	22,268	2,311,105	(513,503)
Change in unrealized gain (loss) on investments	(351,321)	479,389	(9,607)	6,955	(58,476)	6,122	(11,353,181)	16,247,830
Reinvested capital gains	228,578	315,145	5,250	2,066	26,251	23,668	9,804,002	2,229,287

Net increase (decrease) in contract owners’ equity resulting from operations	(122,055)	777,190	(3,371)	9,477	(21,492)	50,401	(840,649)	16,685,057

Equity transactions:
Purchase payments received from contract owners (note 3)	-	184,166	232	-	2,795	(12)	8,414,130	7,606,910
Transfers between funds	(201,109)	(214,530)	4	-	18	-	69,404	(836,671)
Redemptions (note 3)	(1,491,017)	(796,161)	-	-	(656)	12	(6,086,351)	(6,802,206)
Annuity benefits	-	-	(2,710)	(2,158)	(28,543)	(27,672)	(179)	-
Contract maintenance charges (note 2)	(39,132)	(45,124)	(15)	-	(10)	-	(276,831)	(265,724)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(26,642)	(46,257)
Adjustments to maintain reserves	(12)	8	(20)	237	482	(1,511)	183	(1,162)

Net equity transactions	(1,731,270)	(871,641)	(2,509)	(1,921)	(25,914)	(29,183)	2,093,714	(345,110)

Net change in contract owners’ equity	(1,853,325)	(94,451)	(5,880)	7,556	(47,406)	21,218	1,253,065	16,339,947
Contract owners’ equity beginning of period	6,562,108	6,656,559	44,246	36,690	278,164	256,946	84,900,413	68,560,466

Contract owners’ equity end of period	$4,708,783	6,562,108	38,366	44,246	230,758	278,164	86,153,478	84,900,413

CHANGES IN UNITS:
Beginning units	395,400	450,483	-	-	-	-	2,937,303	2,939,252
Units purchased	11	11,643	-	-	-	-	1,402,958	1,121,454
Units redeemed	(102,721)	(66,726)	-	-	-	-	(1,356,907)	(1,123,403)

Ending units	292,690	395,400	-	-	-	-	2,983,354	2,937,303

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WFVOG2		(Obsolete & Unaudited) OVGS3		(Obsolete & Unaudited) TIF3		(Obsolete & Unaudited) FTVGI3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(345)	(276)	-	-	-	-	-	-
Realized gain (loss) on investments	22	(24)	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	(2,413)	5,111	-	-	-	-	-	-
Reinvested capital gains	2,480	595	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(256)	5,406	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	1	-	-	-	7	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4)	(3)	(1)	-	-	-	(7)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	(6)	-	-	-	-	-	-

Net equity transactions	(3)	(9)	-	-	-	-	-	-

Net change in contract owners’ equity	(259)	5,397	-	-	-	-	-	-
Contract owners’ equity beginning of period	21,922	16,525	-	-	-	-	-	-

Contract owners’ equity end of period	$21,663	21,922	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	850	850	-	-	-	-	-	-
Units purchased	-	-	-	-	1	-	-	-
Units redeemed	-	-	-	-	-	-	-	-

Ending units	850	850	-	-	1	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) HIBF3		(Obsolete & Unaudited) VWEMR		(Obsolete & Unaudited) VWHAR		(Obsolete & Unaudited) GVGU
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(119)	-	(1)	-	-	-	(1)	-
Transfers between funds	120	-	7	-	5	-	3	-
Redemptions (note 3)	-	-	-	-	-	-	(1,610)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1)	-	(6)	-	(4)	-	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	-	(1)	-	1,610	-

Net equity transactions	-	-	-	-	-	-	-	-

Net change in contract owners’ equity	-	-	-	-	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	(9)	-	-	-	-	-	-	-
Units redeemed	9	-	-	-	-	-	-	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) GVGFS		(Obsolete & Unaudited) GGTC3		(Obsolete & Unaudited) JPMCVP		(Obsolete & Unaudited) WSCP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	-	-	-	-	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	228	-
Transfers between funds	-	-	-	-	1	-	(226)	-
Redemptions (note 3)	(1,496)	-	(116)	-	-	-	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1)	-	(2)	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1,496	-	116	-	-	-	-	-

Net equity transactions	-	-	-	-	-	-	-	-

Net change in contract owners’ equity	-	-	-	-	-	-	-	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	-	-	-	-	-	-	16	-
Units redeemed	-	-	-	-	-	-	(16)	-

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Obsolete & Unaudited) AVBV2		(Obsolete & Unaudited) OVCAFS		(Obsolete & Unaudited) OVGR		PVGIB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	-	-	-	-	-	-	26,244
Realized gain (loss) on investments	-	-	-	-	-	-	-	311,218
Change in unrealized gain (loss) on investments	-	-	-	-	-	-	-	(456,895)
Reinvested capital gains	-	-	-	-	-	-	-	194,812

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	-	-	75,379

Equity transactions:
Purchase payments received from contract owners (note 3)	-	24	-	6	-	-	-	(115,712)
Transfers between funds	-	(24)	-	(6)	-	(64)	-	(1,705,259)
Redemptions (note 3)	-	-	-	-	-	-	-	(35,628)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	64	-	(146)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	-	-	-	-	-	-	116,761

Net equity transactions	-	-	-	-	-	-	-	(1,739,984)

Net change in contract owners’ equity	-	-	-	-	-	-	-	(1,664,605)
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	1,664,605

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	77,968
Units purchased	-	2	-	-	-	-	-	14
Units redeemed	-	(2)	-	-	-	-	-	(77,982)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVHI2
	2018	2017
Investment activity:
Net investment income (loss)	$-	327,637
Realized gain (loss) on investments	-	(318,537)
Change in unrealized gain (loss) on investments	-	(3,948)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,152

Equity transactions:
Purchase payments received from contract owners (note 3)	-	12,179
Transfers between funds	-	(222,275)
Redemptions (note 3)	-	(2,248)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	1

Net equity transactions	-	(212,343)

Net change in contract owners’ equity	-	(207,191)
Contract owners’ equity beginning of period	-	207,191

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	19,397
Units purchased	-	35,125
Units redeemed	-	(54,522)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)

Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)

The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)

Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)

Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)

Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)

INVESCO INVESTMENTS

IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)

IVCO - IVCO Van Kampen VI Value Opportunities Fund: Series II Shares (AVBV2)*

IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)

IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

RATIONAL FUNDS

Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)

NORTHERN LIGHTS

NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)

AC VP Inc - AC VP Balanced Fund: Class I (ACVB)

AC VP Inc - AC VP CAF: Class I (ACVCA)

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Intnl Fund: Class I (ACVI)

AC VP Inc - AC VP Intnl Fund: Class II (ACVI2)*

AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)

AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)*

AC VP Inc - AC VP Ultra(R) Fund: Class II (ACVU2)*

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

AFIS(R) - Growth Fund: Class 1 (AFGF)

AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)

AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

AFIS(R) - Intnl Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

CHARLES SCHWAB FUNDS

Schwab Gov MM Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)*

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Value Series: SC (DWVVLS)

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)

FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)

FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)

FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)

FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)

FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)

FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)

FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)

FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)

FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)

FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FID VIPs - EM Portfolio: SC 2 (FEMS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)

FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)

JPM IT - JPM IT Core Bond Portfolio: Class 1 (OGBDP)*

JPM IT - JPM IT US Equity Portfolio: Class 1 (OGDEP)*

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)

MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)

MFS(R) VIT - MFS Utilities Series: SC (MVUSC)

MFS(R) VIT - MFS Value Series: SC (MVFSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)*

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)

MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)

MS VIF Inc - EM Debt Portfolio: Class I (MSEM)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)

MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)

VICTORY FUNDS

Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class I (GIG)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)

NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)

NW VIT - NVIT Real Estate Fund: Class I (NVRE1)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - SD Bond Portfolio: I Class Shares (AMTB)

NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)

NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NB AMT - Large Cap Value Portfolio: Class I (AMTP)

NB AMT - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*

NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)

OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)

OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)

OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)

OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)

OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Long Short Equity Fund (RSRF)

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

T RP Fixed Income Series Inc - T RP Limited Term Bond Portfolio: II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)*

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)

VanEck VIPT - EM Fund: Initial Class (VWEM)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

IVY INVESTMENTS

Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Energy: Class II (WRENG)

Ivy VIP - High Income: Class II (WRHIP)

Ivy VIP - Mid Cap Growth: Class II (WRMCG)

Ivy VIP - PF Aggressive: Class II (WRPAP)

Ivy VIP - PF Conservative: Class II (WRPCP)

Ivy VIP - PF Moderate: Class II (WRPMP)

Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)

Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)

WELLS FARGO FUNDS

WF VT - VT Index Asset Allocation Fund: Class 2 (WFVAA)*

WF VT - VT Discovery Fund: Class 2 (SVDF)

WF VT - VT Opportunity Fund: Class 2 (SVOF)

WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)

WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)

*	At December 31, 2018, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

	Inception Date	Liquidation Date
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	5/18/2018
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	12/31/2018
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	12/19/2018
AFIS(R) - Intnl Fund: Class 4 (AMVI4)	6/21/2018
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	6/21/2018
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)	8/31/2018
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	5/22/2017
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)		8/17/2018
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
FID VIPs - EM Portfolio: SC 2 (FEMS2)	5/11/2018
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	9/14/2018
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	6/1/2018
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/8/2018
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	6/22/2018
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	11/16/2018
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)	6/1/2018
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)		4/27/2018
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/25/2018
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	5/12/2017
GGH Variable Fund - Long Short Equity Fund (RSRF)	6/1/2018
Ivy VIP - Energy: Class II (WRENG)	9/14/2018
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)		5/12/2017
FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (obsolete) (FTVHI2)		4/28/2017

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BR VSF Inc - BR High Yield VI Fund: Class III	BlackRock High Yield V.I. Fund -Class III	9/17/2018
BRVTR3	BR VSF Inc - BR Total Return VI Fund: Class III	BlackRock Total Return V.I. Fund -Class III	9/17/2018
NVOLG1	NW VIT - NVIT Dynamic US Growth Fund: Class I	NVIT Large Cap Growth Fund - Class I	7/13/2018
NVOLG2	NW VIT - NVIT Dynamic US Growth Fund: Class II	NVIT Large Cap Growth Fund - Class II	7/13/2018
PMVFAD	PIMCO VIT - IB Portfolio (unhedged): Advisor Class	PIMCO VIT - FB Portfolio (unhedged): Advisor Class	7/30/2018
PMVFHA	PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class	PIMCO VIT - FB Portfolio (US Dollar-Hedged): Administrative Class	7/30/2018
EIF	NW VIT - BR NVIT Equity Dividend Fund: Class I	Invesco NVIT Comstock Value Fund - Class I	1/10/2017
EIF2	NW VIT - BR NVIT Equity Dividend Fund: Class II	Invesco NVIT Comstock Value Fund - Class II	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

The following table provides variable account charges by asset fee rates for the period ended December 31, 2018.

	Total	DVMCSS	DVSCS	DSIF	DSIFS	DSRG	DCAP	DCAPS

0.40%	1,005,497	566	474	-	123	-	-	1,872
0.60%	285,629	448	-	-	-	-	-	590
0.65%	279,607	-	1,019	-	1,583	-	-	1,031
0.75%	743,936	-	5,232	-	14,059	-	-	3,591
0.80%	223,471	-	2,467	16,505	-	2,161	2,455	-
0.85%	1,070,110	-	14,150	-	29,886	-	-	7,099
0.95%	277,313	-	3,080	-	23,692	-	-	1,018
1.05%	253,886	-	5,335	-	23,120	-	-	5,799
1.10%	10,049,740	394	9,854	-	36,595	-	-	8,352
1.15%	53,149,244	11,310	145,605	-	275,262	-	-	111,628
1.20%	313,884	-	1,357	-	11,629	-	-	-
1.25%	3,845,712	1,196	14,655	-	27,737	-	-	10,347
1.30%	280,593,981	118,392	226,226	2,045,513	232,128	379,957	253,124	334,529
1.35%	14,012,396	10,785	36,333	-	70,025	-	-	33,976
1.40%	13,877,735	304	45,196	955,052	18,403	106,472	87,381	7,497
1.45%	4,319,353	1,609	27,063	-	68,962	-	-	15,433
1.50%	74,460,463	121,795	90,340	-	210,567	-	-	149,677
1.55%	33,830,247	11,772	110,425	-	213,819	-	-	72,460
1.60%	12,643,880	12,319	29,528	-	54,421	-	-	69,241
1.65%	10,778,369	16,187	10,663	-	35,809	-	-	21,066
1.70%	1,276,004	-	3,894	-	12,336	-	-	4,017
1.75%	132,514,394	41,386	216,904	-	419,498	-	-	251,240
1.80%	6,835,976	13,010	25,583	-	24,455	-	-	24,179
1.85%	28,633,349	9,826	26,531	-	68,556	-	-	67,742
1.90%	2,076,636	437	2,096	-	12,107	-	-	3,295
1.95%	54,722,131	119,077	55,100	-	70,300	-	-	138,599
2.00%	3,341,522	4,867	4,479	-	19,456	-	-	9,377
2.05%	7,960,919	10,427	8,114	-	20,662	-	-	15,475
2.10%	5,650,977	8,133	17,489	-	19,325	-	-	15,773
2.15%	2,234,006	767	5,969	-	2,890	-	-	4,562
2.20%	10,959,688	12,339	16,555	-	39,009	-	-	31,372
2.25%	812,450	1,212	371	-	5,377	-	-	57
2.30%	5,964,851	5,415	4,798	-	24,627	-	-	21,786
2.35%	2,292,892	244	1,504	-	1,086	-	-	754
2.40%	6,757,931	15,196	1,180	-	918	-	-	10,227
2.45%	675,730	584	875	-	1,120	-	-	399
2.50%	4,372,689	2,070	298	-	-	-	-	10,090
2.55%	970,367	112	1,296	-	7,316	-	-	3,424
2.60%	70,826	-	-	-	-	-	-	-
2.65%	425,342	-	255	-	-	-	-	404
2.70%	245,013	-	-	-	-	-	-	104
2.75%	515,339	2,056	-	-	-	-	-	562
2.80%	47,605	-	-	-	-	-	-	-
2.85%	312,122	2,451	-	-	-	-	-	-
2.90%	17,373	-	-	-	-	-	-	-
2.95%	42,052	-	-	-	-	-	-	-
3.00%	51,079	-	-	-	-	-	-	-
3.05%	3,636	-	-	-	-	-	-	-
3.10%	2,409	-	-	-	-	-	-	-
3.40%	1,888	-	-	-	-	-	-	-

Totals	$795,801,649	$556,686	$1,172,293	$3,017,070	$2,096,858	$488,590	$342,960	$1,468,644

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	DVDLS	DGI	ACEG2	IVMCC2	IVKMG2	IVBRA1	HVSIT	NOTB4

0.40%	$-	-	-	121	-	486	190	-
0.60%	-	-	-	-	-	356	380	-
0.65%	-	-	-	-	-	-	712	-
0.75%	-	-	-	-	1,172	-	403	-
0.80%	-	414	1,114	-	589	-	-	-
0.85%	-	-	-	197	1,947	-	78	-
0.95%	241	-	1,082	-	1,192	-	-	-
1.05%	1,455	-	80	-	92	-	-	-
1.10%	-	-	199	174	1,937	-	4,979	-
1.15%	3,971	-	14,494	4,059	29,407	-	13,940	-
1.20%	-	-	16	-	731	-	-	-
1.25%	1,963	-	1,324	74	7,361	-	-	-
1.30%	-	140,491	5,560	49,903	42,182	-	86,454	20,592
1.35%	-	-	716	2,743	11,119	-	4,443	558
1.40%	254	45,221	6,635	292	2,749	-	295	-
1.45%	383	-	1,026	78	3,727	-	727	-
1.50%	68	-	4,706	33,274	12,791	-	31,800	26,396
1.55%	2,168	-	13,100	1,223	25,609	-	8,901	-
1.60%	-	-	896	7,626	2,764	-	13,481	38,831
1.65%	-	-	237	5,213	2,188	-	5,820	723
1.70%	882	-	2,405	187	444	-	43	-
1.75%	228	-	5,586	41,588	43,039	-	46,959	33,440
1.80%	684	-	1,021	2,507	3,551	-	954	7,339
1.85%	216	-	1,956	6,076	6,184	-	15,906	2,968
1.90%	-	-	2,581	-	2,240	-	14	-
1.95%	601	-	4,721	46,099	16,976	-	38,067	36,624
2.00%	-	-	130	407	1,165	-	471	-
2.05%	-	-	1,582	3,746	1,026	-	4,100	448
2.10%	161	-	779	9,220	17,143	-	4,482	1,394
2.15%	-	-	369	2,979	1,247	-	957	1,096
2.20%	-	-	2,470	3,508	1,407	-	9,537	1,446
2.25%	141	-	20	995	285	-	-	-
2.30%	-	-	-	14,441	2,083	-	7,392	2,900
2.35%	-	-	167	378	1,092	-	1,392	-
2.40%	-	-	-	5,684	-	-	987	2,860
2.45%	-	-	-	154	-	-	-	1,325
2.50%	-	-	-	1,413	327	-	1,051	2,407
2.55%	-	-	-	5,339	25	-	5,902	343
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	72	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	231	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$13,416	$186,126	$74,972	$250,001	$245,791	$842	$310,817	$181,690

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NOTG4	NOTMG4	ALMCS	ALVBWB	ALVGIB	ALVIVB	ALVDAA	ALVDAB

0.40%	$-	-	-	1,606	-	-	-	-
0.60%	-	-	-	-	-	-	321	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	1,689	-	1,449	-	-	-
1.05%	-	-	2,336	-	1,702	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	-	-	-	12,549	36	-	2,778
1.20%	-	-	-	-	110	-	-	-
1.25%	-	-	-	-	6,787	-	-	-
1.30%	10,664	21,041	-	-	-	1,396	-	23,558
1.35%	1,605	624	-	-	-	-	-	277
1.40%	-	-	-	-	79	16	-	679
1.45%	-	-	-	-	2,263	-	-	-
1.50%	15,041	22,909	-	-	4,463	627	-	41,747
1.55%	-	-	-	-	8,028	-	-	2,678
1.60%	2,168	4,961	-	-	2,593	231	-	18,171
1.65%	556	2,738	-	-	-	-	-	2,417
1.70%	-	-	-	-	344	-	-	-
1.75%	37,227	11,038	-	-	6,968	-	-	38,060
1.80%	4,838	4,915	-	-	13,492	493	-	14,285
1.85%	765	767	-	-	823	-	-	5,779
1.90%	-	-	-	-	703	-	-	-
1.95%	30,246	47,734	-	-	139	736	-	60,572
2.00%	-	-	-	-	-	-	-	70
2.05%	-	-	-	-	3,626	-	-	2,928
2.10%	1,534	703	-	-	135	-	-	5,141
2.15%	161	3,089	-	-	1,464	-	-	-
2.20%	1,775	2,427	-	-	309	-	-	24,868
2.25%	-	2,307	-	-	23	-	-	1,726
2.30%	7,941	3,381	-	-	-	-	-	9,644
2.35%	-	-	-	-	-	-	-	-
2.40%	13,839	1,955	-	-	-	-	-	20,980
2.45%	182	1,000	-	-	-	-	-	414
2.50%	1,348	1,051	-	-	-	-	-	713
2.55%	-	-	-	-	-	-	-	3,192
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	239
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	15,411
2.80%	-	-	-	-	-	-	-	-
2.85%	-	8,942	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$129,890	$141,582	$4,025	$1,606	$68,049	$3,535	$321	$296,327

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ALVSVA	ALVSVB	AAEIP3	ACVIP1	ACVB	ACVCA	ACVIG	ACVIG2

0.40%	$2,606	317	90	5,115	-	-	-	-
0.60%	1,435	-	-	872	-	-	-	-
0.65%	-	78	-	-	-	-	-	-
0.75%	-	351	-	-	-	-	-	-
0.80%	-	370	-	-	1,078	-	174	-
0.85%	-	1,439	-	-	-	-	-	-
0.95%	-	2,120	-	-	-	-	-	767
1.05%	-	1,763	-	-	-	-	-	3,797
1.10%	-	12,427	-	-	-	-	-	-
1.15%	-	78,806	-	-	-	-	-	11,761
1.20%	-	98	-	-	-	-	-	-
1.25%	-	7,433	-	-	-	-	-	4,621
1.30%	-	372,304	-	-	282,066	316	145,758	-
1.35%	-	29,747	-	-	-	-	-	732
1.40%	-	13,518	-	-	93,411	90	49,833	2,548
1.45%	-	8,644	-	-	-	-	-	440
1.50%	-	242,684	-	-	-	-	-	3,206
1.55%	-	61,912	-	-	-	-	-	12,999
1.60%	-	68,512	-	-	-	-	-	572
1.65%	-	37,161	-	-	-	-	-	-
1.70%	-	3,462	-	-	-	-	-	99
1.75%	-	245,786	-	-	-	-	-	1,594
1.80%	-	23,133	-	-	-	-	-	1,563
1.85%	-	89,590	-	-	-	-	-	1,509
1.90%	-	2,020	-	-	-	-	-	1,981
1.95%	-	184,980	-	-	-	-	-	-
2.00%	-	15,638	-	-	-	-	-	-
2.05%	-	32,781	-	-	-	-	-	1,335
2.10%	-	20,742	-	-	-	-	-	-
2.15%	-	5,811	-	-	-	-	-	-
2.20%	-	60,914	-	-	-	-	-	508
2.25%	-	465	-	-	-	-	-	-
2.30%	-	27,744	-	-	-	-	-	-
2.35%	-	2,355	-	-	-	-	-	-
2.40%	-	33,317	-	-	-	-	-	152
2.45%	-	3,827	-	-	-	-	-	-
2.50%	-	18,717	-	-	-	-	-	-
2.55%	-	12,175	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	959	-	-	-	-	-	-
2.70%	-	51	-	-	-	-	-	-
2.75%	-	37,433	-	-	-	-	-	-
2.80%	-	950	-	-	-	-	-	-
2.85%	-	444	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$4,041	$1,762,978	$90	$5,987	$376,555	$406	$195,765	$50,184

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	ACVIP2	ACVI	ACVMV1	ACVMV2	AMVGS4	AFGF	AFHY	AVPAP2

0.40%	$1,065	-	4,492	2,077	-	-	-	329
0.60%	-	-	433	-	18	-	-	-
0.65%	1,468	-	-	378	-	-	-	-
0.75%	9,396	-	-	2,630	-	-	-	-
0.80%	351	-	1,483	-	-	-	-	-
0.85%	12,036	-	-	6,548	-	-	-	-
0.95%	6,137	-	-	3,049	-	-	-	-
1.05%	2,428	-	-	1,269	-	-	-	-
1.10%	29,712	-	-	18,754	-	-	-	-
1.15%	253,049	-	-	154,588	-	-	-	244,478
1.20%	648	-	-	540	-	-	-	-
1.25%	20,903	-	-	18,784	-	-	-	-
1.30%	929,463	37	111,184	487,845	-	144,164	8,835	4,683,438
1.35%	68,605	-	-	72,042	-	-	-	93,760
1.40%	47,970	67	29,306	9,853	-	-	-	-
1.45%	24,601	-	-	20,654	-	-	-	-
1.50%	271,416	-	-	368,646	-	-	-	1,329,936
1.55%	208,242	-	-	113,717	-	-	-	-
1.60%	65,867	-	-	124,772	-	-	-	178,709
1.65%	54,621	-	-	51,605	-	-	-	115,217
1.70%	4,480	-	-	3,353	-	-	-	661
1.75%	676,895	-	-	399,333	-	-	-	2,929,427
1.80%	33,618	-	-	62,784	-	-	-	36,708
1.85%	162,046	-	-	125,319	-	-	-	722,630
1.90%	3,995	-	-	18,552	-	-	-	-
1.95%	247,608	-	-	336,009	-	-	-	691,466
2.00%	24,654	-	-	15,708	-	-	-	5,604
2.05%	62,021	-	-	48,916	-	-	-	183,617
2.10%	31,109	-	-	32,130	-	-	-	50,539
2.15%	6,346	-	-	3,119	-	-	-	2,392
2.20%	84,592	-	-	70,819	-	-	-	345,356
2.25%	4,248	-	-	2,737	-	-	-	6,875
2.30%	38,266	-	-	24,672	-	-	-	83,970
2.35%	5,843	-	-	2,616	-	-	-	-
2.40%	21,429	-	-	62,002	-	-	-	183,122
2.45%	1,108	-	-	4,474	-	-	-	5,780
2.50%	6,871	-	-	6,495	-	-	-	58,347
2.55%	4,010	-	-	4,508	-	-	-	696
2.60%	417	-	-	350	-	-	-	-
2.65%	1,413	-	-	4,456	-	-	-	-
2.70%	340	-	-	-	-	-	-	-
2.75%	-	-	-	8,776	-	-	-	8,229
2.80%	-	-	-	-	-	-	-	-
2.85%	261	-	-	2,329	-	-	-	451
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,429,548	$104	$146,898	$2,697,208	$18	$144,164	$8,835	$11,961,737

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMVI4	AMVBC4	AFGC	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3

0.40%	$84	8	-	47	5,698	5,642	656	3,830
0.60%	201	319	-	168	355	2,143	714	3,590
0.65%	-	-	-	-	-	-	-	209
0.75%	-	-	-	-	-	-	-	2,258
0.80%	-	-	-	-	-	-	-	659
0.85%	-	-	-	-	-	-	-	4,508
0.95%	-	-	-	-	-	-	-	1,431
1.05%	-	-	-	-	-	-	-	1,959
1.10%	-	-	-	-	1,257	1,776	1,240	22,534
1.15%	-	-	-	-	11,899	58,590	33,875	87,736
1.20%	-	-	-	-	-	-	-	486
1.25%	-	-	-	-	1,112	899	874	26,306
1.30%	-	-	8,709	-	196,099	2,546,760	1,857,427	660,841
1.35%	-	-	-	-	3,350	11,343	11,279	107,353
1.40%	-	-	-	-	3,692	8,010	10,108	41,885
1.45%	-	-	-	-	1,694	1,526	6,356	33,613
1.50%	-	-	-	-	98,961	381,860	417,393	1,361,475
1.55%	-	-	-	-	9,921	11,576	15,156	155,655
1.60%	-	-	-	-	23,989	13,431	53,169	346,485
1.65%	-	-	-	-	19,108	64,593	78,169	128,898
1.70%	-	-	-	-	75	-	226	14,692
1.75%	-	-	-	-	31,116	320,507	295,773	899,474
1.80%	-	-	-	-	7,117	30,422	53,339	107,926
1.85%	-	-	-	-	20,879	130,550	160,710	108,427
1.90%	-	-	-	-	-	191	741	3,698
1.95%	-	-	-	-	74,444	186,262	266,016	1,012,338
2.00%	-	-	-	-	1,299	3,681	5,630	26,539
2.05%	-	-	-	-	935	22,733	27,572	67,360
2.10%	-	-	-	-	2,423	21,337	12,741	77,185
2.15%	-	-	-	-	-	887	2,520	60,148
2.20%	-	-	-	-	2,847	10,981	18,297	216,248
2.25%	-	-	-	-	-	-	2,261	11,755
2.30%	-	-	-	-	6,114	11,332	12,256	106,195
2.35%	-	-	-	-	-	-	226	-
2.40%	-	-	-	-	7,893	19,127	38,219	153,729
2.45%	-	-	-	-	872	2,692	283	14,947
2.50%	-	-	-	-	921	38,479	48,796	17,911
2.55%	-	-	-	-	103	1,239	819	5,715
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	2,269
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	4,860
2.80%	-	-	-	-	-	-	154	-
2.85%	-	-	-	-	-	3,037	2,277	975
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$285	$327	$8,709	$215	$534,173	$3,911,606	$3,435,272	$5,904,102

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	CHSMM	CLVHY2	DWVVLS	DWVSVS	ETVFR	FCA2S	FVU2S	FQB

0.40%	$-	4	7,349	3,032	2,960	-	-	-
0.60%	-	85	1,488	1,700	2,009	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	10,805	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	72
0.85%	16,535	1,034	-	-	-	-	-	-
0.95%	7,252	-	-	-	-	19	11	-
1.05%	18,745	-	-	-	-	-	-	-
1.10%	-	487	-	383	-	-	-	-
1.15%	-	2,139	-	19,293	31,359	1,438	764	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	1,609	2,278	519	294	-
1.30%	-	12,896	-	210,421	205,700	-	-	52,185
1.35%	3,038	10	-	19,874	50,895	-	-	-
1.40%	-	151	-	7,912	915	18	10	21,151
1.45%	-	2	-	1,459	7,577	82	51	-
1.50%	-	8,457	-	146,631	200,711	30	18	-
1.55%	-	1,851	-	16,186	34,339	1,143	627	-
1.60%	-	438	-	41,665	72,478	150	252	-
1.65%	-	1,299	-	23,052	55,450	-	-	-
1.70%	-	-	-	806	304	124	24	-
1.75%	-	309	-	80,987	65,896	155	88	-
1.80%	-	6,956	-	23,980	26,226	317	118	-
1.85%	-	665	-	52,755	78,481	548	310	-
1.90%	-	-	-	5,853	4,238	364	64	-
1.95%	-	2,099	-	134,492	126,795	-	-	-
2.00%	-	-	-	5,025	4,829	-	-	-
2.05%	-	-	-	34,300	28,974	318	-	-
2.10%	-	-	-	7,337	7,845	-	-	-
2.15%	-	-	-	3,711	91	-	-	-
2.20%	-	-	-	46,110	8,690	-	-	-
2.25%	-	-	-	2,286	1,221	107	58	-
2.30%	-	-	-	16,997	4,612	-	-	-
2.35%	-	-	-	366	-	-	-	-
2.40%	-	-	-	36,717	51,781	-	-	-
2.45%	-	-	-	1,445	2,920	-	-	-
2.50%	-	-	-	8,683	1,415	-	-	-
2.55%	-	-	-	3,639	3,854	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	16	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	231	396	-	-	-
2.80%	-	-	-	-	194	-	-	-
2.85%	-	-	-	2,598	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$56,375	$38,882	$8,837	$961,551	$1,085,433	$5,332	$2,689	$73,408

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FQBS	FEIP	FVSS2	FHIP	FAMP	FB2	FNRS2	FEI2

0.40%	$-	-	-	-	-	12,931	792	1,217
0.60%	-	-	-	-	-	1,670	1,674	-
0.65%	-	-	-	-	-	-	43	1,664
0.75%	-	-	-	-	-	-	1,159	2,548
0.80%	-	5,056	-	1,509	881	-	1,578	-
0.85%	-	-	-	-	-	-	6,285	11,346
0.95%	2,235	-	-	-	-	-	2,776	852
1.05%	621	-	-	-	-	-	1,460	244
1.10%	1,054	-	478	-	-	265	3,270	35,277
1.15%	46,526	-	17,055	-	-	77,727	85,372	359,069
1.20%	5,375	-	7,686	-	-	-	327	1,782
1.25%	13,005	-	8,079	-	-	7,639	6,667	37,006
1.30%	42	2,723,025	-	356,476	1,060,890	3,466,882	228,084	978,559
1.35%	8,357	-	3,544	-	-	18,685	27,464	108,599
1.40%	16,446	1,090,051	2,899	197,645	217,812	7,968	24,363	14,977
1.45%	9,803	-	964	-	-	2,559	7,059	48,764
1.50%	5,935	-	2,706	-	-	531,739	202,767	661,804
1.55%	76,266	-	21,652	-	-	17,244	65,665	239,629
1.60%	4,520	-	512	-	-	52,085	43,384	208,828
1.65%	4,647	-	1,140	-	-	72,392	30,281	89,866
1.70%	4,078	-	353	-	-	1,083	2,854	9,095
1.75%	33,638	-	2,463	-	-	209,317	179,579	632,281
1.80%	8,035	-	5,615	-	-	71,028	22,446	81,949
1.85%	1,121	-	1,527	-	-	194,746	67,567	169,194
1.90%	703	-	2,889	-	-	-	5,008	7,216
1.95%	233	-	2,468	-	-	264,250	193,302	518,496
2.00%	112	-	-	-	-	453	6,524	45,325
2.05%	3,927	-	186	-	-	17,205	33,192	91,460
2.10%	626	-	-	-	-	14,060	15,876	49,604
2.15%	1,798	-	74	-	-	5,216	8,273	27,868
2.20%	8,264	-	-	-	-	14,988	41,542	70,497
2.25%	560	-	-	-	-	69	1,474	7,107
2.30%	444	-	182	-	-	1,836	19,800	28,712
2.35%	-	-	-	-	-	-	1,149	2,555
2.40%	-	-	-	-	-	6,113	31,052	42,645
2.45%	-	-	-	-	-	2,570	1,927	11,346
2.50%	-	-	-	-	-	28,928	13,794	20,418
2.55%	-	-	-	-	-	170	7,903	3,779
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	154	413
2.70%	-	-	-	-	-	-	-	93
2.75%	-	-	-	-	-	-	2,412	9,240
2.80%	-	-	-	-	-	-	301	-
2.85%	-	-	-	-	-	-	1,340	355
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$258,371	$3,818,132	$82,472	$555,630	$1,279,583	$5,101,818	$1,397,939	$4,631,679

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGI2	FGP

0.40%	$-	-	-	-	-	-	12,140	-
0.60%	-	-	-	-	-	-	6,345	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	662	-	407	-	1,984	-	-	15,800
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	52,148	-	196,703	-	902	84	-
1.15%	-	244,122	-	975,143	-	61,265	55,266	-
1.20%	-	1,151	-	3,733	-	126	-	-
1.25%	-	5,404	-	47,811	-	28,805	55	-
1.30%	43,632	1,514,516	115,470	1,749,458	156,247	116,062	2,949,818	4,299,764
1.35%	-	59,034	-	197,546	-	53,018	5,073	-
1.40%	19,548	17,086	10,422	20,557	13,841	2,582	3,802	1,005,697
1.45%	-	18,887	-	44,211	-	2,658	3,784	-
1.50%	-	339,577	-	502,136	-	218,091	381,855	-
1.55%	-	114,436	-	376,376	-	40,975	7,498	-
1.60%	-	46,127	-	75,272	-	28,985	21,097	-
1.65%	-	55,754	-	51,966	-	18,537	49,728	-
1.70%	-	6,413	-	11,632	-	787	118	-
1.75%	-	580,429	-	1,225,337	-	139,162	142,141	-
1.80%	-	23,774	-	40,847	-	15,696	46,116	-
1.85%	-	195,430	-	181,397	-	25,553	153,766	-
1.90%	-	7,658	-	35,332	-	21,384	-	-
1.95%	-	155,384	-	318,970	-	217,813	220,870	-
2.00%	-	11,793	-	41,733	-	4,985	3,880	-
2.05%	-	30,281	-	31,716	-	32,062	24,984	-
2.10%	-	14,373	-	43,109	-	20,810	9,967	-
2.15%	-	6,455	-	9,801	-	9,230	-	-
2.20%	-	56,724	-	116,838	-	8,607	11,283	-
2.25%	-	2,097	-	4,302	-	3,069	-	-
2.30%	-	16,701	-	45,035	-	13,680	2,636	-
2.35%	-	161	-	11,826	-	-	-	-
2.40%	-	10,007	-	37,084	-	24,769	5,645	-
2.45%	-	1,274	-	2,209	-	2,500	5,918	-
2.50%	-	40,655	-	10,999	-	12,621	26,177	-
2.55%	-	3,568	-	6,627	-	429	654	-
2.60%	-	-	-	-	-	1,174	-	-
2.65%	-	681	-	-	-	-	-	-
2.70%	-	-	-	1,992	-	-	-	-
2.75%	-	-	-	-	-	-	1,639	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	9,040	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$63,842	$3,641,140	$126,299	$6,417,698	$172,072	$1,126,337	$4,152,339	$5,321,261

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FG2	FIGBS	FIGBP2	FMCS	FMC2	FOP	FO2	FVSS

0.40%	$7,576	-	18,444	-	2,405	-	662	-
0.60%	6,088	-	3,560	-	1,369	-	-	-
0.65%	1,182	-	2,165	-	1,288	-	878	-
0.75%	8,667	-	12,974	-	3,124	-	1,982	-
0.80%	-	1,409	-	4,884	-	1,514	-	245
0.85%	12,009	-	18,049	-	11,028	-	3,056	-
0.95%	1,456	-	2,089	-	2,374	-	1,074	-
1.05%	2,794	-	2,968	-	4,821	-	1,112	-
1.10%	23,680	-	71,048	-	36,619	-	11,696	-
1.15%	264,957	-	622,950	-	474,925	-	107,077	-
1.20%	9,857	-	5,341	-	1,709	-	925	-
1.25%	24,820	-	33,838	-	37,019	-	11,775	-
1.30%	1,251,485	121,513	4,197,203	190,164	624,581	607,531	323,882	44,452
1.35%	116,333	-	113,900	-	152,275	-	38,886	-
1.40%	11,060	47,656	43,314	55,427	18,370	126,218	4,433	11,457
1.45%	32,149	-	64,773	-	50,069	-	19,157	-
1.50%	968,384	-	683,679	-	424,655	-	178,615	-
1.55%	182,681	-	472,573	-	328,019	-	77,070	-
1.60%	283,831	-	101,766	-	158,226	-	31,309	-
1.65%	127,224	-	111,568	-	76,790	-	23,534	-
1.70%	9,389	-	16,410	-	15,853	-	4,010	-
1.75%	704,477	-	1,112,579	-	677,369	-	259,066	-
1.80%	78,116	-	80,791	-	75,617	-	20,227	-
1.85%	384,485	-	315,414	-	205,059	-	68,253	-
1.90%	21,730	-	8,197	-	12,192	-	3,318	-
1.95%	896,044	-	377,664	-	400,473	-	176,340	-
2.00%	53,322	-	32,029	-	25,540	-	6,766	-
2.05%	143,569	-	48,452	-	43,440	-	17,689	-
2.10%	83,487	-	56,455	-	52,743	-	23,239	-
2.15%	13,179	-	17,598	-	26,633	-	2,539	-
2.20%	110,272	-	51,770	-	90,743	-	28,039	-
2.25%	5,527	-	3,683	-	3,029	-	2,879	-
2.30%	62,807	-	28,957	-	42,348	-	24,655	-
2.35%	5,450	-	24,074	-	2,567	-	2,046	-
2.40%	131,363	-	53,114	-	45,258	-	15,242	-
2.45%	3,797	-	4,354	-	5,314	-	2,152	-
2.50%	33,317	-	55,598	-	17,157	-	5,854	-
2.55%	6,313	-	2,892	-	2,509	-	668	-
2.60%	-	-	-	-	352	-	-	-
2.65%	5,764	-	2,189	-	1,929	-	550	-
2.70%	660	-	511	-	660	-	321	-
2.75%	2,695	-	-	-	1,767	-	172	-
2.80%	1,150	-	843	-	1,149	-	315	-
2.85%	5,728	-	900	-	2,074	-	629	-
2.90%	-	-	273	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$6,098,874	$170,578	$8,876,949	$250,475	$4,161,441	$735,263	$1,502,092	$56,154

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FRESS2	FEMS2	FTVIS2	FTVRD2	FTVSV2	FTVMD2	FTVDM2	TIF2

0.40%	$1,696	9	1,386	-	279	3,582	-	-
0.60%	2,963	23	1,854	-	-	1,778	-	-
0.65%	-	-	294	-	579	-	-	-
0.75%	-	11	5,297	-	1,756	-	-	556
0.80%	-	-	957	-	1,169	-	632	293
0.85%	-	1,737	4,619	-	7,968	-	2,697	322
0.95%	-	-	1,979	2,896	3,946	-	174	1,362
1.05%	-	-	1,824	2,990	1,166	-	666	515
1.10%	-	-	16,626	1,677	20,327	-	2,298	13,750
1.15%	911	264	183,329	106,122	199,979	-	27,277	95,884
1.20%	-	-	121	1,362	14,231	-	168	607
1.25%	-	-	24,648	28,558	22,725	-	2,028	10,946
1.30%	9,921	2,331	565,425	1,365	154,981	-	21,640	17,764
1.35%	1,027	157	123,776	28,951	56,899	-	6,727	20,181
1.40%	174	-	111,768	12,833	34,995	-	15,758	10,739
1.45%	-	-	28,553	20,770	32,011	-	2,426	20,132
1.50%	13,470	3,832	593,641	20,316	58,138	-	7,330	23,862
1.55%	625	37	132,882	145,395	205,280	-	27,225	84,281
1.60%	1,493	829	295,772	12,071	37,806	-	1,962	8,516
1.65%	2,201	581	88,986	3,450	21,874	-	1,417	7,595
1.70%	-	29	13,395	7,823	5,232	-	899	7,586
1.75%	1,625	53	537,699	52,661	261,494	-	22,716	115,610
1.80%	1,002	956	100,687	23,446	12,244	-	8,546	10,622
1.85%	532	54	80,515	11,030	28,656	-	453	5,803
1.90%	-	-	1,026	9,060	3,099	-	1,861	2,082
1.95%	5,763	1,510	573,001	6,937	47,118	-	6,877	15,554
2.00%	451	11	18,399	194	11,466	-	50	1,433
2.05%	-	38	27,352	6,220	7,566	-	526	2,183
2.10%	-	-	45,159	5,927	16,773	-	1,150	8,005
2.15%	-	86	15,192	1,078	9,658	-	2,602	3,192
2.20%	121	25	77,254	8,221	18,377	-	225	4,677
2.25%	216	-	9,945	176	812	-	111	1,165
2.30%	-	-	58,220	797	9,332	-	1,645	3,508
2.35%	-	-	97	-	8,032	-	199	3,125
2.40%	920	125	146,567	100	59	-	-	-
2.45%	66	-	18,505	352	1,075	-	-	143
2.50%	293	-	9,163	259	1,577	-	178	713
2.55%	-	-	53,675	-	1,257	-	-	-
2.60%	-	-	498	-	-	-	-	-
2.65%	-	-	2,619	-	170	-	-	-
2.70%	-	-	-	-	394	-	-	-
2.75%	-	-	67,040	-	-	-	-	-
2.80%	-	-	1,246	-	940	-	-	-
2.85%	-	-	334	-	-	-	-	-
2.90%	-	-	-	-	90	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$45,470	$12,698	$4,041,325	$523,037	$1,321,530	$5,360	$168,463	$502,706

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	FTVGI2	FTVFA2	FTVSI2	JPMMV1	JABS	JAMGS	JAFBS	JACAS

0.40%	$4,400	2,449	2,576	-	235	4,667	903	1,164
0.60%	1,390	122	2,287	-	1,380	1,798	1,321	565
0.65%	116	-	-	-	-	-	-	1,247
0.75%	2,380	100	-	-	-	-	-	6,086
0.80%	1,013	-	-	523	-	-	-	6,655
0.85%	1,560	462	-	-	-	-	-	8,418
0.95%	1,633	340	-	-	18,024	-	-	12,066
1.05%	2,173	521	-	-	35,074	-	-	10,994
1.10%	3,934	3,101	-	-	215	-	1,696	20,704
1.15%	93,812	20,878	-	-	15,379	-	22,696	209,749
1.20%	112	-	-	-	-	-	-	329
1.25%	8,632	4,569	-	-	5,835	-	2,456	19,724
1.30%	296,995	208,113	-	128,934	103	-	361,671	467,405
1.35%	46,872	25,250	-	-	-	-	8,436	72,530
1.40%	44,211	3,389	-	47,240	938	-	3,645	66,366
1.45%	26,667	2,293	-	-	3,032	-	4,029	17,822
1.50%	275,122	274,716	-	-	10,061	-	98,514	166,512
1.55%	66,909	26,496	-	-	12,306	-	12,408	152,144
1.60%	153,336	129,943	-	-	4,257	-	26,317	56,574
1.65%	38,226	32,993	-	-	-	-	14,249	35,731
1.70%	4,447	1,222	-	-	3,388	-	282	3,776
1.75%	220,170	250,817	-	-	7,323	-	161,295	399,806
1.80%	54,361	45,414	-	-	1,186	-	18,233	15,704
1.85%	38,336	26,114	-	-	868	-	27,768	56,191
1.90%	95	-	-	-	-	-	4,209	8,245
1.95%	258,164	274,317	-	-	-	-	95,298	86,452
2.00%	7,066	20,260	-	-	-	-	1,916	14,067
2.05%	24,672	44,817	-	-	2,007	-	5,785	16,842
2.10%	10,861	18,251	-	-	183	-	7,996	36,097
2.15%	13,359	4,062	-	-	3,048	-	1,792	4,861
2.20%	42,912	69,574	-	-	1,397	-	5,393	45,547
2.25%	4,962	3,284	-	-	-	-	370	1,937
2.30%	15,426	35,440	-	-	-	-	2,719	16,960
2.35%	392	1,461	-	-	-	-	6,217	2,310
2.40%	28,798	45,375	-	-	-	-	5,651	1,339
2.45%	1,583	5,647	-	-	-	-	1,070	4,743
2.50%	7,246	14,755	-	-	-	-	6,571	1,772
2.55%	4,924	5,268	-	-	-	-	511	3,815
2.60%	687	-	-	-	-	-	-	-
2.65%	30	1,285	-	-	-	-	-	905
2.70%	-	-	-	-	-	-	-	-
2.75%	2,452	-	-	-	-	-	-	235
2.80%	-	-	-	-	-	-	-	-
2.85%	223	-	-	-	-	-	9,426	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,810,659	$1,603,098	$4,863	$176,697	$126,239	$6,465	$920,843	$2,054,389

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	JAGTS	JAIGS	LZREMS	LOVTRC	LOVSDC	MNCPS2	M2IGSS	MNDSC

0.40%	$3,356	-	2,625	6,015	4	30	-	1,405
0.60%	3,564	-	2,202	1,593	35	30	-	1,359
0.65%	64	-	-	-	-	-	-	31
0.75%	2,645	621	-	-	-	-	-	564
0.80%	2,652	1,863	-	-	-	-	-	-
0.85%	11,951	1,498	-	-	-	-	-	78
0.95%	3,358	5,867	-	-	-	-	1,667	-
1.05%	2,512	4,398	-	-	-	-	-	-
1.10%	4,975	2,793	468	219	-	-	496	5
1.15%	57,935	54,028	14,501	29,268	-	-	15,945	12,837
1.20%	753	-	-	-	-	-	120	-
1.25%	6,788	9,446	1,210	1,058	-	-	7,406	753
1.30%	535,941	157,219	126,499	220,809	-	-	697	145,730
1.35%	40,728	17,529	11,312	4,531	-	-	2,595	17,265
1.40%	48,228	32,322	461	1,676	-	-	774	4,018
1.45%	8,586	8,092	3,960	760	-	-	2,175	1,309
1.50%	372,604	67,040	190,774	59,616	-	-	8,712	107,152
1.55%	61,622	55,343	24,107	5,165	-	-	14,857	5,483
1.60%	101,999	27,130	37,400	6,607	-	-	2,849	27,972
1.65%	60,455	6,981	20,736	8,435	-	-	77	14,760
1.70%	4,343	2,234	931	-	-	-	289	171
1.75%	138,939	56,006	36,483	40,220	-	-	11,453	92,001
1.80%	61,737	10,441	20,858	2,894	-	-	4,013	10,689
1.85%	135,549	22,687	10,655	8,490	-	-	3,384	34,890
1.90%	9,862	1,387	-	-	-	-	1,794	1,115
1.95%	254,120	41,765	159,400	46,545	-	-	1,661	78,437
2.00%	8,354	10,488	5,242	1,718	-	-	411	2,955
2.05%	86,651	2,832	18,839	482	-	-	5,286	11,775
2.10%	21,199	8,023	2,959	3,760	-	-	983	13,474
2.15%	2,264	3,119	912	-	-	-	316	5,119
2.20%	45,441	10,070	3,555	6,541	-	-	1,584	12,120
2.25%	1,221	334	2,380	1,060	-	-	-	-
2.30%	27,569	2,816	14,347	547	-	-	330	12,320
2.35%	3,546	340	1,445	-	-	-	-	991
2.40%	40,239	7,270	44,115	1,658	-	-	-	7,000
2.45%	2,981	1,446	2,570	-	-	-	-	407
2.50%	6,760	838	2,053	623	-	-	-	4,745
2.55%	15,474	2,630	524	510	-	-	-	8,583
2.60%	-	-	-	-	-	-	-	-
2.65%	1,513	55	-	-	-	-	-	225
2.70%	-	-	-	-	-	-	-	-
2.75%	23,169	32	4,022	-	-	-	-	8,295
2.80%	-	-	26	37	-	-	-	446
2.85%	5,614	-	1,459	6,808	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,227,261	$636,983	$769,030	$467,645	$39	$60	$89,874	$646,479

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	MVUSC	MVFSC	MVIVSC	MSGI2	MSVFI	MSVF2	MSEM	MSEMB

0.40%	$201	10,091	15,323	133	-	-	-	1,100
0.60%	750	1,117	4,258	1,344	-	-	-	112
0.65%	-	1,978	1,860	-	-	-	-	-
0.75%	-	8,980	8,648	-	-	-	-	-
0.80%	-	865	-	-	5	-	20	-
0.85%	-	20,391	6,990	-	-	-	-	-
0.95%	-	3,566	5,152	-	-	4,619	-	-
1.05%	-	1,719	3,038	-	-	247	-	-
1.10%	-	62,326	8,679	348	-	5,429	-	166
1.15%	-	548,449	204,269	3,547	-	20,582	-	889
1.20%	-	5,236	-	-	-	71	-	-
1.25%	-	43,803	11,937	355	-	3,907	-	1,151
1.30%	-	1,024,040	1,117,667	32,454	26,565	-	13,254	-
1.35%	-	165,465	81,788	4,510	-	5,654	-	-
1.40%	-	93,440	41,097	4,042	5,558	3,306	6,832	201
1.45%	-	62,320	16,481	63	-	11,911	-	531
1.50%	-	642,060	647,962	46,475	-	7,447	-	206
1.55%	-	473,623	90,760	5,820	-	23,836	-	992
1.60%	-	178,923	189,334	11,142	-	3,630	-	-
1.65%	-	115,061	90,323	4,035	-	1,507	-	-
1.70%	-	18,308	1,996	-	-	1,067	-	216
1.75%	-	1,285,092	648,247	9,616	-	36,627	-	1
1.80%	-	94,157	71,266	3,572	-	2,651	-	-
1.85%	-	222,561	186,038	12,641	-	1,311	-	27
1.90%	-	36,349	20,039	-	-	842	-	-
1.95%	-	490,324	468,721	29,381	-	6,436	-	-
2.00%	-	35,968	23,455	478	-	45	-	-
2.05%	-	73,148	108,798	2,729	-	1,317	-	41
2.10%	-	102,549	38,463	694	-	1,836	-	-
2.15%	-	30,786	15,723	165	-	236	-	-
2.20%	-	111,100	98,036	7,189	-	165	-	-
2.25%	-	4,117	6,319	899	-	305	-	-
2.30%	-	57,995	65,449	2,277	-	1,688	-	-
2.35%	-	23,241	7,159	-	-	143	-	-
2.40%	-	104,355	103,728	2,657	-	-	-	-
2.45%	-	5,661	2,935	252	-	167	-	-
2.50%	-	8,927	15,540	144	-	-	-	-
2.55%	-	8,878	8,044	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	4,117	617	-	-	-	-	-
2.70%	-	382	-	-	-	-	-	-
2.75%	-	121	3,221	-	-	-	-	-
2.80%	-	1,077	353	77	-	-	-	-
2.85%	-	383	5,420	1,144	-	-	-	-
2.90%	-	206	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$951	$6,183,255	$4,445,133	$188,183	$32,128	$146,982	$20,106	$5,633

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	VKVGR2	MSVRE	MSVREB	VYDS	DTRTFB	NVBX	NAMGI2	NAMAA2

0.40%	$93	-	-	-	84	-	6,334	39,319
0.60%	951	-	-	-	316	505	244	3,393
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	32	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	12,600
1.15%	-	-	12	45	127	-	90,097	390,331
1.20%	-	-	-	-	-	-	-	-
1.25%	-	-	-	1,380	-	-	-	199
1.30%	-	44	-	-	1,222	-	3,083,895	13,869,621
1.35%	-	-	-	844	-	-	5,664	44,044
1.40%	-	275	-	-	560	-	-	614
1.45%	-	-	-	-	6,337	-	2,017	-
1.50%	-	-	20	-	2,438	-	425,091	1,942,329
1.55%	-	-	-	-	250	-	1,168	20,791
1.60%	-	-	-	-	1,738	-	7,045	41,916
1.65%	-	-	-	-	-	-	56,204	280,388
1.70%	-	-	-	-	-	-	-	-
1.75%	807	-	-	-	551	-	218,303	2,725,237
1.80%	-	-	-	-	156	-	47,398	147,211
1.85%	-	-	-	-	721	-	131,709	948,409
1.90%	-	-	-	-	-	-	-	12,701
1.95%	1,087	-	-	-	3,167	-	204,155	2,550,053
2.00%	-	-	-	-	202	-	16,972	61,619
2.05%	-	-	-	-	372	-	24,661	191,066
2.10%	-	-	-	-	-	-	13,040	44,868
2.15%	-	-	-	-	-	-	-	2,613
2.20%	182	-	-	-	-	-	10,029	85,430
2.25%	-	-	-	-	-	-	599	2,269
2.30%	-	-	-	-	-	-	8,613	32,151
2.35%	-	-	-	-	-	-	-	-
2.40%	599	-	-	-	394	-	42,987	341,309
2.45%	-	-	-	-	-	-	1,341	32,522
2.50%	-	-	-	-	-	-	10,317	152,963
2.55%	109	-	-	-	-	-	-	4,494
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	828	642
2.80%	-	-	-	-	-	-	1,637	800
2.85%	-	-	-	-	-	-	-	16,255
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,828	$319	$32	$2,269	$18,667	$505	$4,410,348	$23,998,157

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF

0.40%	$-	4,487	64,509	29,864	10,111	12,653	31,495	208
0.60%	-	2,436	15,965	3,413	7,425	6,411	14,093	-
0.65%	-	1,629	28,028	6,140	916	828	6,985	-
0.75%	-	4,076	39,337	8,319	3,170	1,685	11,114	524
0.80%	2,562	-	1,694	439	2,992	2,571	298	1,010
0.85%	-	3,920	65,960	8,863	6,474	13,630	9,806	1,272
0.95%	-	2,682	1,695	4,725	2,774	4,438	3,417	3,870
1.05%	-	4,976	2,922	1,108	2,887	2,930	1,691	1,429
1.10%	-	32,584	1,831,748	382,868	33,433	62,356	387,130	3,092
1.15%	-	307,816	7,807,707	2,563,162	270,460	432,731	2,645,537	82,684
1.20%	-	817	12,816	6,886	1,367	2,132	6,961	857
1.25%	-	40,475	551,587	97,162	27,593	33,673	98,713	13,258
1.30%	404,200	453,671	32,212,902	21,059,881	1,154,362	1,848,187	19,634,477	125,793
1.35%	-	129,835	1,931,905	499,663	163,427	322,382	644,981	28,903
1.40%	149,341	13,177	308,806	42,340	44,835	73,702	63,613	36,957
1.45%	-	46,857	488,698	136,127	23,749	59,212	160,295	29,568
1.50%	-	279,658	8,806,331	3,249,235	770,738	1,520,712	4,421,592	117,242
1.55%	-	225,264	4,747,335	1,238,393	170,123	323,830	1,350,401	69,507
1.60%	-	68,409	961,416	109,885	243,342	421,094	489,749	87,234
1.65%	-	49,780	1,339,617	444,296	95,253	196,325	585,325	23,878
1.70%	-	8,529	209,505	34,746	8,637	11,565	46,740	5,182
1.75%	-	442,127	19,244,325	6,055,000	736,817	1,253,455	6,849,174	103,322
1.80%	-	29,792	713,163	248,516	98,044	181,495	362,783	30,782
1.85%	-	93,601	3,883,868	2,168,891	142,291	303,556	2,266,768	53,427
1.90%	-	8,871	198,532	90,090	12,396	6,401	95,551	1,700
1.95%	-	205,620	6,398,676	1,785,302	662,219	1,324,294	2,770,180	72,261
2.00%	-	9,332	457,260	172,258	21,510	49,108	206,938	4,549
2.05%	-	50,696	935,738	526,004	48,568	123,952	539,408	14,876
2.10%	-	27,871	700,500	194,053	50,752	77,026	215,657	8,768
2.15%	-	3,717	221,097	111,255	11,007	31,758	125,242	1,516
2.20%	-	38,053	1,483,773	378,052	83,441	185,043	509,498	33,006
2.25%	-	1,911	78,091	30,708	5,374	6,511	34,565	2,038
2.30%	-	31,331	619,345	241,906	56,310	84,868	304,083	17,741
2.35%	-	2,694	290,718	232,276	5,868	6,498	243,852	1,005
2.40%	-	20,893	830,006	265,667	89,928	169,994	381,693	14,002
2.45%	-	1,758	83,069	21,752	7,459	28,838	42,608	399
2.50%	-	6,786	512,085	324,859	14,995	41,147	357,836	855
2.55%	-	2,922	160,128	20,373	11,156	16,462	28,902	735
2.60%	-	-	13,330	13,448	-	721	14,372	-
2.65%	-	568	101,223	57,832	1,357	583	64,912	-
2.70%	-	-	15,465	10,382	51	73	10,423	-
2.75%	-	10,818	73,449	2,840	4,045	3,516	4,535	-
2.80%	-	-	3,883	3,879	1,920	2,246	6,101	-
2.85%	-	2,411	18,703	17,744	3,038	2,303	19,783	-
2.90%	-	-	3,404	3,401	-	-	3,533	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	1,874	1,872	-	-	1,945	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$556,103	$2,672,850	$98,472,188	$42,905,875	$5,112,614	$9,252,895	$46,074,755	$993,450

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	GEM	GEM2	GIG	NVIE6	NVNMO1	NVNMO2	NVNSR1	NVNSR2

0.40%	$1,224	-	1,397	322	-	1,981	-	529
0.60%	2,140	-	1,533	-	-	2,498	-	74
0.65%	-	-	-	47	-	119	-	1,581
0.75%	-	1,014	-	1,550	-	1,306	-	5,539
0.80%	1,133	-	810	-	4,062	-	208	-
0.85%	-	5,037	-	2,020	-	1,417	-	9,265
0.95%	-	1,522	-	14	-	167	-	-
1.05%	-	774	-	-	-	106	-	459
1.10%	-	1,810	-	7,161	-	7,698	-	30,008
1.15%	-	66,741	-	51,363	-	36,027	-	257,768
1.20%	-	578	-	-	-	227	-	3,889
1.25%	-	6,991	-	1,441	-	5,551	-	13,827
1.30%	98,113	95,967	140,267	123,354	665,821	143,097	25,079	200,798
1.35%	-	30,657	-	15,086	-	14,429	-	46,811
1.40%	20,292	3,929	83,891	4,419	349,930	2,213	4,090	28,218
1.45%	-	9,483	-	23,729	-	2,078	-	25,158
1.50%	-	176,178	-	128,106	-	106,086	-	79,158
1.55%	-	51,737	-	37,179	-	42,206	-	274,166
1.60%	-	52,130	-	24,568	-	20,166	-	33,031
1.65%	-	27,547	-	16,904	-	8,129	-	27,249
1.70%	-	3,024	-	263	-	92	-	3,446
1.75%	-	112,507	-	110,198	-	90,266	-	423,200
1.80%	-	21,918	-	10,784	-	10,838	-	6,779
1.85%	-	17,681	-	16,748	-	19,978	-	26,663
1.90%	-	687	-	1,261	-	87	-	4,042
1.95%	-	119,868	-	94,739	-	71,428	-	92,361
2.00%	-	5,271	-	6,004	-	2,490	-	10,423
2.05%	-	31,864	-	15,048	-	8,066	-	7,370
2.10%	-	17,803	-	5,458	-	3,453	-	32,876
2.15%	-	4,320	-	1,587	-	4,270	-	8,413
2.20%	-	37,731	-	14,384	-	11,744	-	12,376
2.25%	-	678	-	471	-	-	-	1,821
2.30%	-	13,057	-	12,250	-	13,597	-	11,588
2.35%	-	2,929	-	897	-	1,733	-	14,638
2.40%	-	12,706	-	15,774	-	4,747	-	11,348
2.45%	-	1,167	-	334	-	2,409	-	73
2.50%	-	2,210	-	663	-	1,782	-	2,569
2.55%	-	10,547	-	1,507	-	2,152	-	1,620
2.60%	-	-	-	-	-	-	-	-
2.65%	-	614	-	2,104	-	-	-	345
2.70%	-	-	-	-	-	-	-	334
2.75%	-	865	-	1,406	-	888	-	-
2.80%	-	249	-	89	-	-	-	-
2.85%	-	-	-	-	-	929	-	-
2.90%	-	-	-	-	-	-	-	184
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$122,902	$949,791	$227,898	$749,232	$1,019,813	$646,450	$29,377	$1,709,997

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD1

0.40%	$8	4,895	12,449	2,389	9,746	1,494	3,255	-
0.60%	4	341	1,994	-	2,236	217	91	-
0.65%	181	8,550	34,953	4,559	17,009	-	3,354	-
0.75%	1,489	23,117	36,041	11,356	64,957	21,970	13,951	-
0.80%	303	49	20	-	885	104	-	74
0.85%	1,300	49,730	86,638	10,223	81,342	6,206	18,719	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	2,041	914,811	1,062,115	258,440	1,299,996	111,500	271,784	-
1.15%	64,510	1,822,891	4,121,727	783,971	3,293,370	800,609	932,030	-
1.20%	-	10,437	17,839	8,093	44,514	-	1,929	-
1.25%	4,564	155,145	280,117	71,005	239,224	35,406	64,753	-
1.30%	101,630	13,157,279	9,941,046	3,031,894	10,474,955	239,325	3,845,152	31,136
1.35%	10,863	399,297	1,021,966	142,178	925,150	211,977	251,506	-
1.40%	3,659	34,283	14,728	30,519	80,561	27,512	53,723	12,633
1.45%	2,182	122,273	270,849	51,899	228,318	52,893	69,332	-
1.50%	211,687	2,771,159	2,997,046	756,183	3,329,764	470,189	924,267	-
1.55%	50,270	1,138,624	2,146,950	562,083	1,923,840	817,765	691,141	-
1.60%	33,287	202,313	139,389	114,177	505,578	81,980	88,993	-
1.65%	26,979	376,651	438,597	119,455	508,831	72,972	116,462	-
1.70%	927	23,166	56,060	16,006	68,988	23,475	27,876	-
1.75%	209,148	5,952,977	10,690,886	2,167,499	9,377,921	1,143,685	2,268,448	-
1.80%	35,294	100,481	148,957	57,922	161,484	27,650	58,489	-
1.85%	6,335	1,277,610	1,089,527	460,356	1,125,968	84,876	498,211	-
1.90%	4,184	72,842	98,975	27,842	119,941	85,583	43,411	-
1.95%	250,076	1,573,451	2,586,526	467,508	2,189,884	497,853	659,802	-
2.00%	9,645	87,879	187,857	55,953	254,977	38,023	58,111	-
2.05%	30,179	412,935	340,164	164,969	283,042	41,929	96,534	-
2.10%	4,632	163,389	381,322	32,342	353,294	45,341	63,605	-
2.15%	5,958	95,350	74,112	29,139	179,808	14,000	26,792	-
2.20%	55,720	365,385	636,005	153,545	817,677	131,024	165,497	-
2.25%	258	22,565	4,301	3,464	31,965	9,982	31,341	-
2.30%	36,391	189,858	377,853	104,199	306,723	126,219	103,724	-
2.35%	831	116,024	7,568	54,236	196,494	16,099	47,004	-
2.40%	20,853	95,907	72,777	27,072	107,078	115,246	31,855	-
2.45%	3,683	8,779	6,440	320	15,196	582	16,464	-
2.50%	31,013	266,635	85,333	44,877	113,948	64,515	47,704	-
2.55%	-	16,396	35,626	13,576	43,950	191	4,980	-
2.60%	-	1,338	-	-	11,050	-	-	-
2.65%	-	17,047	9,662	9,308	23,633	-	2,646	-
2.70%	38,878	37,443	-	519	10,689	-	272	-
2.75%	-	1,096	4,550	-	88	839	4,288	-
2.80%	-	20	-	-	691	449	-	-
2.85%	-	5,039	-	3,651	7,193	-	7,081	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	4,666	-	1,671	-	1,618	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	557	-	-
3.10%	-	749	-	-	1,660	-	-	-
3.40%	-	-	-	-	1,888	-	-	-

Totals	$1,258,962	$32,096,206	$39,523,631	$9,852,727	$38,837,177	$5,420,237	$11,616,195	$43,843

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVCBD2	NVLCP2	TRF	TRF2	GBF	GVIX2	GVIX8	GVIDA

0.40%	$640	4,163	-	-	171	1,899	104	169
0.60%	-	694	-	-	431	9,338	-	289
0.65%	2,279	912	-	1,246	2,023	-	530	-
0.75%	6,910	1,027	-	2,760	7,798	-	603	1,967
0.80%	-	203	29,341	-	2,334	-	167	4,671
0.85%	8,179	798	-	8,039	7,443	-	5,869	303
0.95%	276	107	-	3,121	4,745	-	397	1,097
1.05%	1,143	74	-	2,145	7,917	-	1,015	2,768
1.10%	28,003	9,382	-	28,774	35,994	-	31,512	7,512
1.15%	141,920	61,199	-	266,317	360,731	-	47,392	296,267
1.20%	2,703	-	-	4,137	3,835	-	116	4,045
1.25%	13,289	8,091	-	16,250	26,037	-	2,293	57,164
1.30%	273,367	299,820	1,247,886	131,106	611,947	-	294,631	190,832
1.35%	31,650	16,143	-	57,579	73,449	-	19,847	99,595
1.40%	16,479	9,214	398,466	29,046	206,713	-	12,886	62,063
1.45%	21,325	1,724	-	29,714	37,284	-	6,487	25,770
1.50%	112,952	136,568	-	78,660	116,799	-	329,198	315,663
1.55%	152,659	47,105	-	290,601	332,481	-	24,260	182,954
1.60%	52,440	28,701	-	13,169	50,911	-	28,819	122,287
1.65%	36,929	11,993	-	25,740	33,539	-	23,098	72,685
1.70%	2,715	1,714	-	3,620	6,353	-	590	21,230
1.75%	268,689	198,059	-	411,487	489,631	-	130,914	459,030
1.80%	15,888	10,053	-	16,022	24,793	-	23,202	46,516
1.85%	35,894	43,876	-	20,652	42,137	-	26,289	47,417
1.90%	936	2,916	-	6,271	5,605	-	649	69,781
1.95%	118,728	88,705	-	67,429	135,167	-	233,716	375,357
2.00%	7,226	4,451	-	7,878	10,609	-	5,137	1,391
2.05%	15,004	9,976	-	10,170	15,671	-	9,440	56,926
2.10%	22,315	7,329	-	18,062	18,346	-	7,530	43,508
2.15%	6,711	1,450	-	6,884	10,408	-	407	30,415
2.20%	17,547	13,689	-	12,040	15,197	-	23,005	38,965
2.25%	1,766	67	-	1,795	3,497	-	3,858	15,607
2.30%	5,711	10,366	-	9,382	23,385	-	5,422	58,278
2.35%	15,358	691	-	14,001	20,661	-	278	19,308
2.40%	1,894	4,550	-	7,275	914	-	35,987	16,607
2.45%	247	143	-	75	1,487	-	1,808	2,105
2.50%	5,925	4,670	-	2,775	5,199	-	6,905	70,551
2.55%	1,748	-	-	695	822	-	2,771	361
2.60%	-	-	-	-	416	-	101	6,390
2.65%	1,894	350	-	346	409	-	462	2,002
2.70%	349	-	-	330	635	-	-	35,016
2.75%	-	-	-	-	223	-	-	2,393
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	182	-	-	185	181	-	-	-
2.95%	-	-	-	-	-	-	-	25,292
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,449,870	$1,040,973	$1,675,693	$1,605,778	$2,754,328	$11,237	$1,347,695	$2,892,547

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM

0.40%	$7,208	19,173	114	13,179	872	3,558	9,883	15,208
0.60%	678	13,121	649	815	5,334	769	5,308	2,725
0.65%	4,251	49,747	3,828	36,983	3,693	6,260	1,781	4,295
0.75%	29,115	90,512	6,949	54,566	11,419	29,242	2,729	19,601
0.80%	42	371	1,649	4,630	5,996	1,394	2,381	7,142
0.85%	43,318	114,632	10,799	60,525	12,567	26,489	12,468	12,858
0.95%	-	380	-	7,189	9,519	-	2,253	2,842
1.05%	1,716	1,677	618	5,417	855	2,760	784	3,351
1.10%	229,472	371,729	180,523	704,274	197,992	178,734	5,915	86,892
1.15%	1,034,384	1,909,763	752,433	4,242,783	2,599,310	1,166,612	184,130	674,777
1.20%	2,275	1,479	11,318	19,097	21,634	4,588	1,203	5,269
1.25%	67,267	74,624	38,494	297,782	189,799	103,601	20,780	59,047
1.30%	11,260,425	6,776,638	3,087,513	7,783,762	464,889	3,464,639	908,267	2,046,305
1.35%	199,981	460,149	118,667	756,954	578,004	233,036	83,761	161,469
1.40%	37,594	15,161	73,242	464,705	310,937	128,714	109,652	464,604
1.45%	37,965	201,312	73,431	267,753	160,059	94,401	37,380	77,982
1.50%	2,079,318	1,644,734	683,388	2,572,077	651,157	770,751	662,655	613,976
1.55%	334,147	869,895	527,109	2,669,913	2,008,713	754,284	110,888	663,382
1.60%	166,904	164,682	276,024	425,784	230,992	172,771	119,147	264,548
1.65%	172,612	285,218	107,110	428,328	108,072	135,301	59,192	114,710
1.70%	14,561	26,637	24,447	105,768	61,586	22,229	9,093	24,253
1.75%	3,491,181	5,673,503	1,842,993	7,436,773	2,046,866	2,450,550	430,110	1,217,531
1.80%	120,324	39,003	95,564	226,484	112,804	78,772	57,750	118,736
1.85%	814,530	693,468	359,638	882,614	96,532	357,880	75,701	411,435
1.90%	55,391	42,311	23,512	217,429	190,537	68,064	5,197	12,998
1.95%	1,155,141	1,362,371	344,835	1,759,875	548,572	487,978	532,051	343,820
2.00%	48,815	63,555	53,753	249,200	44,735	63,578	15,619	17,123
2.05%	186,856	103,075	86,602	205,852	48,924	81,866	57,151	75,610
2.10%	113,218	231,553	32,994	247,534	164,650	90,201	52,130	64,199
2.15%	51,704	40,515	33,524	318,886	26,716	55,591	21,925	22,965
2.20%	282,280	352,987	182,084	397,665	76,561	114,147	60,275	85,041
2.25%	44,279	6,638	11,491	54,545	32,775	52,245	3,848	5,899
2.30%	95,835	169,914	137,611	222,092	114,856	65,332	26,064	56,698
2.35%	110,967	7,075	38,555	434,184	9,215	89,550	2,135	6,374
2.40%	75,104	89,658	23,549	216,735	152,059	18,113	64,648	23,870
2.45%	31,526	27,108	9,751	20,920	6,191	2,773	3,041	7,483
2.50%	217,061	73,591	52,943	143,760	123,150	55,945	19,403	32,414
2.55%	11,229	19,914	11,567	52,873	15,514	31,529	4,883	1,400
2.60%	-	-	-	3,387	-	-	101	-
2.65%	2,998	679	2,651	8,363	2,556	2,649	1,030	606
2.70%	10,140	-	1,120	49,795	4,520	7,671	-	74
2.75%	406	-	949	5,302	13,545	9,091	1,085	649
2.80%	-	-	19	689	-	-	154	-
2.85%	7,448	-	-	-	8,880	1,363	-	-
2.90%	-	-	-	4,761	-	-	-	-
2.95%	7,113	-	-	1,692	-	-	-	-
3.00%	-	-	-	41,110	-	4,278	-	-
3.05%	-	-	-	-	3,079	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$22,656,779	$22,088,552	$9,324,010	$34,124,804	$11,476,636	$11,489,299	$3,783,951	$7,830,161

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVMIG1	NVMIG6	GVDIVI	GVDIV2	NVMLG1	NVMLG2	NVMLV1	NVMLV2

0.40%	$-	696	-	173	-	1,553	-	1,472
0.60%	-	-	-	-	-	683	-	578
0.65%	-	1,332	-	583	-	965	-	573
0.75%	-	3,225	-	2,963	-	4,462	-	5,533
0.80%	1,336	-	169	-	2,566	-	70	28
0.85%	-	8,273	-	4,477	-	2,970	-	1,113
0.95%	-	360	-	1,056	-	3,766	-	1,701
1.05%	-	1,175	-	577	-	2,960	-	-
1.10%	-	25,699	-	18,948	-	17,026	-	7,166
1.15%	-	235,112	-	96,333	-	198,929	-	72,829
1.20%	-	4,343	-	1,009	-	2,834	-	1,677
1.25%	-	14,272	-	7,121	-	25,916	-	10,133
1.30%	214,951	132,816	23,947	149,144	93,803	218,556	32,023	214,955
1.35%	-	53,807	-	20,029	-	48,154	-	33,273
1.40%	87,445	22,717	13,164	3,714	33,100	14,693	18,712	7,621
1.45%	-	19,277	-	7,861	-	24,644	-	9,415
1.50%	-	87,938	-	79,543	-	222,296	-	219,226
1.55%	-	264,428	-	74,094	-	237,338	-	71,296
1.60%	-	30,585	-	15,874	-	51,025	-	38,314
1.65%	-	24,198	-	14,099	-	35,485	-	30,570
1.70%	-	6,169	-	2,202	-	4,897	-	4,106
1.75%	-	411,831	-	182,104	-	331,748	-	199,335
1.80%	-	7,893	-	5,068	-	51,982	-	37,253
1.85%	-	37,443	-	21,500	-	98,212	-	49,203
1.90%	-	5,084	-	3,606	-	7,631	-	2,250
1.95%	-	90,039	-	81,699	-	142,339	-	120,036
2.00%	-	9,039	-	4,703	-	15,194	-	7,128
2.05%	-	4,975	-	11,774	-	58,757	-	15,366
2.10%	-	14,009	-	9,385	-	25,720	-	13,228
2.15%	-	5,378	-	1,546	-	9,998	-	5,923
2.20%	-	14,178	-	16,459	-	42,473	-	22,715
2.25%	-	1,347	-	1,001	-	2,196	-	266
2.30%	-	8,528	-	7,810	-	25,012	-	16,088
2.35%	-	13,364	-	1,771	-	10,601	-	1,135
2.40%	-	5,647	-	1,671	-	21,234	-	16,314
2.45%	-	822	-	946	-	2,858	-	3,345
2.50%	-	3,417	-	1,353	-	3,859	-	1,297
2.55%	-	1,964	-	448	-	427	-	87
2.60%	-	-	-	-	-	-	-	-
2.65%	-	1,194	-	34	-	2,997	-	2,514
2.70%	-	243	-	40	-	127	-	-
2.75%	-	265	-	311	-	964	-	405
2.80%	-	-	-	-	-	-	-	40
2.85%	-	337	-	1,929	-	515	-	534
2.90%	-	134	-	-	-	68	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$303,732	$1,573,553	$37,280	$854,958	$129,469	$1,974,064	$50,805	$1,246,041

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	NVMMG1	NVMMG2	NVMMV1	NVMMV2	SCGF	SCGF2	SCVF	SCVF2

0.40%	$-	928	1,978	154	-	118	582	222
0.60%	-	1,335	1,071	-	-	14	489	-
0.65%	-	659	-	1,112	-	-	-	136
0.75%	-	2,522	-	5,551	-	159	-	1,702
0.80%	5,733	-	-	2,772	2,649	-	1,995	-
0.85%	-	4,386	-	5,027	-	377	-	656
0.95%	-	1,743	-	164	-	758	-	1,992
1.05%	-	2,024	-	331	-	140	-	759
1.10%	-	28,120	-	23,218	-	4,583	-	2,466
1.15%	-	215,530	-	198,833	-	34,766	-	51,531
1.20%	-	3,153	-	2,446	-	52	-	101
1.25%	-	19,466	-	17,559	-	4,723	-	15,092
1.30%	1,989,795	213,906	-	1,745,455	67,113	103,682	285,648	88,163
1.35%	-	80,756	-	56,120	-	14,788	-	23,825
1.40%	381,696	18,305	-	508,197	13,789	2,208	106,006	3,886
1.45%	-	18,772	-	16,165	-	5,446	-	8,516
1.50%	-	167,895	-	166,289	-	96,383	-	83,685
1.55%	-	227,472	-	201,776	-	28,599	-	43,623
1.60%	-	57,536	-	31,791	-	25,202	-	30,153
1.65%	-	54,790	-	39,954	-	14,621	-	13,203
1.70%	-	4,717	-	4,384	-	2,957	-	3,264
1.75%	-	349,387	-	328,810	-	87,809	-	99,039
1.80%	-	25,963	-	12,338	-	8,028	-	10,023
1.85%	-	50,928	-	31,926	-	25,192	-	19,890
1.90%	-	5,344	-	4,221	-	1,608	-	782
1.95%	-	126,908	-	129,730	-	75,814	-	73,677
2.00%	-	11,589	-	8,939	-	2,900	-	6,604
2.05%	-	22,298	-	18,381	-	3,527	-	6,753
2.10%	-	23,066	-	22,021	-	8,846	-	8,125
2.15%	-	8,787	-	9,412	-	1,687	-	2,319
2.20%	-	18,643	-	22,474	-	14,363	-	13,452
2.25%	-	2,110	-	2,389	-	188	-	1,701
2.30%	-	15,826	-	13,981	-	7,448	-	5,481
2.35%	-	10,326	-	8,610	-	299	-	417
2.40%	-	23,417	-	11,135	-	8,649	-	13,855
2.45%	-	976	-	1,125	-	782	-	820
2.50%	-	1,797	-	1,939	-	1,359	-	1,217
2.55%	-	672	-	5,508	-	347	-	2,765
2.60%	-	-	-	-	-	-	-	-
2.65%	-	363	-	2,365	-	66	-	-
2.70%	-	163	-	130	-	-	-	-
2.75%	-	896	-	642	-	323	-	551
2.80%	-	-	-	-	-	433	-	-
2.85%	-	126	-	481	-	190	-	173
2.90%	-	91	-	67	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$2,377,224	$1,823,691	$3,049	$3,663,922	$83,551	$589,434	$394,720	$640,619

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	SCF	SCF2	MSBF	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF

0.40%	$1,069	56	7,795	2,810	447	774	1,702	6,507
0.60%	1,487	-	1,144	615	958	-	244	4,149
0.65%	-	8	1,486	233	-	1,464	2,604	-
0.75%	-	321	6,302	5,540	-	2,924	4,304	-
0.80%	5,045	-	179	1,939	20,553	-	-	-
0.85%	-	1,644	5,095	4,063	-	4,598	7,752	-
0.95%	-	5,317	3,248	647	-	4,537	-	-
1.05%	-	567	684	296	-	6,475	1,158	-
1.10%	-	5,393	33,715	19,841	-	27,203	45,741	-
1.15%	-	93,319	248,847	108,046	-	591,210	338,747	-
1.20%	-	64	229	394	-	2,998	3,760	-
1.25%	-	18,954	16,881	5,488	-	104,911	16,466	-
1.30%	615,321	74,916	995,093	619,421	3,567,686	438,498	625,472	-
1.35%	-	42,589	85,117	33,229	-	224,276	74,352	-
1.40%	276,680	5,286	33,698	26,008	1,504,934	44,435	29,757	-
1.45%	-	19,118	43,518	16,273	-	95,215	24,995	-
1.50%	-	72,610	408,608	243,530	-	456,247	233,235	-
1.55%	-	66,854	168,618	90,157	-	509,703	335,541	-
1.60%	-	23,421	94,165	58,248	-	136,845	29,099	-
1.65%	-	7,476	56,884	29,160	-	67,241	43,080	-
1.70%	-	5,321	6,615	1,866	-	31,479	5,175	-
1.75%	-	86,857	612,746	389,189	-	621,697	671,745	-
1.80%	-	9,960	25,019	19,484	-	60,886	9,758	-
1.85%	-	12,930	225,429	124,885	-	129,222	106,259	-
1.90%	-	5,599	22,658	3,546	-	23,037	6,045	-
1.95%	-	63,304	285,508	165,718	-	282,884	210,598	-
2.00%	-	1,299	25,844	10,308	-	16,756	25,037	-
2.05%	-	13,332	80,401	64,806	-	88,345	25,078	-
2.10%	-	8,803	25,035	29,459	-	39,308	54,634	-
2.15%	-	4,643	6,020	1,702	-	23,246	10,188	-
2.20%	-	7,610	64,186	40,956	-	79,206	44,108	-
2.25%	-	508	3,326	3,582	-	7,339	1,919	-
2.30%	-	5,880	48,284	37,681	-	41,417	34,384	-
2.35%	-	48	4,294	4,061	-	5,338	14,716	-
2.40%	-	3,356	43,218	14,365	-	40,002	15,976	-
2.45%	-	12	3,352	4,189	-	873	1,015	-
2.50%	-	1,039	7,986	33,485	-	12,173	17,369	-
2.55%	-	3,539	3,208	43	-	2,091	3,733	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	100	1,349	2,991	-	1,824	1,120	-
2.70%	-	-	103	103	-	-	845	-
2.75%	-	-	1,982	983	-	1,915	172	-
2.80%	-	-	19	-	-	-	163	-
2.85%	-	180	624	4,153	-	1,671	3,009	-
2.90%	-	-	-	-	-	-	158	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$899,602	$672,233	$3,708,512	$2,223,493	$5,094,578	$4,230,263	$3,081,213	$10,656

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	EIF2	NVRE1	NVRE2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2

0.40%	$648	-	311	35	109	9,994	3,091	8,736
0.60%	-	-	234	-	36	1,019	39	100
0.65%	682	-	-	-	-	-	-	-
0.75%	1,691	-	1,640	-	-	-	-	-
0.80%	55	4,554	-	-	-	-	-	-
0.85%	4,639	-	1,793	-	-	-	-	-
0.95%	319	-	6,917	-	-	-	-	-
1.05%	1,770	-	944	-	-	-	-	-
1.10%	31,080	-	2,899	-	-	1,827	6,660	5,748
1.15%	219,060	-	123,297	107	4,367	252,673	105,606	219,839
1.20%	1,800	-	508	-	-	-	-	-
1.25%	20,895	-	14,328	-	8	483	-	279
1.30%	1,215,012	387,114	125,201	21,365	35,650	9,913,081	4,673,055	8,888,450
1.35%	59,339	-	49,086	251	10,057	102,830	17,672	18,847
1.40%	24,300	182,465	8,584	2,098	960	1,201	1,252	1,033
1.45%	19,034	-	23,685	1,850	184	7,386	-	1,071
1.50%	409,785	-	233,699	13,061	49,941	1,799,447	831,229	1,091,345
1.55%	208,541	-	82,242	4,410	1,952	35,627	5,125	8,013
1.60%	66,620	-	94,764	41,243	10,984	50,835	43,763	41,835
1.65%	76,168	-	36,047	2,088	10,421	218,282	131,193	169,566
1.70%	11,431	-	2,722	-	-	1,863	-	-
1.75%	429,766	-	137,525	15,249	12,360	2,638,410	1,115,440	2,149,541
1.80%	49,470	-	31,587	8,356	1,573	148,671	69,929	85,402
1.85%	74,630	-	43,227	2,574	7,721	978,818	412,319	731,150
1.90%	11,023	-	2,403	-	-	-	1,486	1,048
1.95%	266,670	-	177,859	38,290	50,622	1,187,974	636,468	933,720
2.00%	14,142	-	7,591	-	-	31,883	13,475	11,207
2.05%	22,115	-	8,788	229	7,166	144,042	93,905	115,720
2.10%	35,017	-	25,436	24,324	-	57,347	12,432	43,841
2.15%	5,044	-	5,212	-	206	33,768	8,986	4,206
2.20%	54,552	-	47,968	144	3,017	180,124	105,229	102,398
2.25%	2,794	-	4,110	-	-	9,997	253	128
2.30%	34,339	-	20,681	-	326	152,482	30,279	73,416
2.35%	7,094	-	1,894	-	-	-	-	-
2.40%	19,233	-	42,160	3,301	5,234	173,267	83,927	134,473
2.45%	4,097	-	1,439	1,109	-	23,818	9,904	10,567
2.50%	11,894	-	4,575	45,648	252	219,169	76,977	79,011
2.55%	3,494	-	3,840	-	111	1,849	672	1,300
2.60%	-	-	-	-	-	-	-	-
2.65%	2,515	-	873	-	-	-	16,183	-
2.70%	1,697	-	-	-	-	-	-	-
2.75%	931	-	746	-	-	698	30	-
2.80%	42	-	171	-	-	-	-	-
2.85%	1,164	-	972	-	-	18,830	19,908	18,614
2.90%	45	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$3,424,637	$574,133	$1,377,958	$225,732	$213,257	$18,397,695	$8,526,487	$14,950,604

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	IDPGI2	NVSIX2	GVEX2	NVMGA2	AMTB	AMINS	AMCG	AMMCGS

0.40%	$3,565	3,843	25,621	4,095	25	-	-	-
0.60%	-	3,698	31,456	729	-	-	-	-
0.65%	-	-	-	-	966	-	-	-
0.75%	-	-	-	-	3,715	-	-	-
0.80%	-	-	-	-	284	-	-	284
0.85%	-	-	-	-	4,309	-	-	-
0.95%	-	-	-	-	3,523	-	-	1,078
1.05%	-	-	-	-	732	-	-	33
1.10%	211	725	8,657	-	24,771	-	-	488
1.15%	78,787	22,396	138,647	35,656	167,530	145	-	5,824
1.20%	-	-	-	-	2,760	-	-	96
1.25%	327	218	4,975	-	8,955	640	-	1,921
1.30%	3,797,863	326,059	1,940,823	2,242,209	170,988	-	105	4,896
1.35%	10,673	28,388	149,296	5,146	28,051	-	-	1,170
1.40%	383	5,574	53,902	479	73,528	-	92	3,539
1.45%	-	1,121	13,479	-	24,651	-	-	3,044
1.50%	560,203	416,704	2,855,035	359,585	29,871	71	-	1,915
1.55%	2,153	8,866	94,271	774	150,899	103	-	7,674
1.60%	40,588	56,525	386,196	6,103	10,182	41	-	515
1.65%	79,936	36,214	279,570	55,226	22,952	222	-	-
1.70%	-	1,463	4,628	-	4,917	-	-	106
1.75%	1,002,062	116,247	742,170	244,631	256,184	229	-	4,269
1.80%	55,417	27,340	196,916	25,660	19,085	348	-	530
1.85%	352,240	33,402	294,863	103,691	15,535	69	-	134
1.90%	2,022	1,531	9,746	-	4,633	-	-	-
1.95%	429,481	280,774	2,235,721	165,122	39,399	-	-	725
2.00%	16,570	7,932	43,054	1,754	6,508	-	-	11
2.05%	43,524	6,683	129,837	16,199	4,016	-	-	-
2.10%	8,153	19,634	66,017	7,737	8,581	-	-	339
2.15%	3,961	1,031	17,639	882	8,639	509	-	209
2.20%	39,099	26,834	126,399	5,855	14,870	-	-	3,106
2.25%	94	5,170	79,177	141	2,463	306	-	-
2.30%	13,984	14,224	110,625	8,213	11,300	-	-	3,222
2.35%	-	172	2,984	-	13,124	-	-	-
2.40%	46,573	34,886	311,648	13,479	-	-	-	739
2.45%	487	2,375	22,420	2,451	63	-	-	-
2.50%	90,432	6,843	91,997	32,188	2,325	-	-	135
2.55%	1,826	285	73,500	-	398	-	-	-
2.60%	-	399	663	-	-	-	-	-
2.65%	-	669	2,422	-	323	-	-	-
2.70%	-	-	-	-	593	-	-	-
2.75%	46	1,096	116,301	-	-	-	-	-
2.80%	-	1,073	5,746	-	-	-	-	-
2.85%	19,156	-	1,005	422	-	-	-	-
2.90%	-	-	-	-	159	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$6,699,816	$1,500,394	$10,667,406	$3,338,427	$1,141,807	$2,683	$197	$46,002

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	AMTP	AMSRS	OVIGS	OVMS	OVB	OVGS	OVGSS	OVIG

0.40%	$-	-	-	-	-	1,872	-	4,038
0.60%	-	-	-	-	-	1,355	-	1,943
0.65%	-	-	-	-	-	-	80	-
0.75%	-	-	-	-	-	-	3,079	-
0.80%	-	179	-	509	311	2,679	-	-
0.85%	-	-	-	-	-	-	3,788	-
0.95%	-	12,399	-	-	-	-	12,169	-
1.05%	-	641	-	-	-	-	6,618	-
1.10%	-	2,996	430	-	-	-	4,672	-
1.15%	-	49,753	17,979	-	-	-	189,512	-
1.20%	-	-	-	-	-	-	1,786	-
1.25%	-	4,131	1,265	-	-	-	45,143	-
1.30%	-	46,073	257,468	237,349	148,876	1,342,959	293,019	-
1.35%	-	12,403	6,669	-	-	-	100,601	-
1.40%	199	12,647	578	109,707	84,905	570,759	10,869	-
1.45%	-	8,202	1,902	-	-	-	40,379	-
1.50%	-	9,366	186,137	-	-	-	316,642	-
1.55%	-	23,120	10,887	-	-	-	110,254	-
1.60%	-	605	12,517	-	-	-	79,596	-
1.65%	-	257	19,869	-	-	-	21,312	-
1.70%	-	12,278	615	-	-	-	5,465	-
1.75%	-	22,930	75,379	-	-	-	193,676	-
1.80%	-	2,763	8,429	-	-	-	51,911	-
1.85%	-	1,604	49,906	-	-	-	35,047	-
1.90%	-	6,968	294	-	-	-	3,800	-
1.95%	-	1,939	173,253	-	-	-	174,836	-
2.00%	-	155	2,151	-	-	-	2,328	-
2.05%	-	2,962	17,121	-	-	-	29,783	-
2.10%	-	1,096	6,130	-	-	-	26,563	-
2.15%	-	817	677	-	-	-	2,905	-
2.20%	-	1,333	10,802	-	-	-	54,759	-
2.25%	-	-	955	-	-	-	907	-
2.30%	-	2,261	15,435	-	-	-	24,215	-
2.35%	-	8	818	-	-	-	709	-
2.40%	-	-	18,424	-	-	-	45,259	-
2.45%	-	-	-	-	-	-	2,895	-
2.50%	-	-	6,359	-	-	-	9,562	-
2.55%	-	-	943	-	-	-	15,824	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	356	-	-	-	1,398	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	1,502	-
2.80%	-	-	-	-	-	-	136	-
2.85%	-	-	374	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$199	$239,886	$904,122	$347,565	$234,092	$1,919,624	$1,922,999	$5,981

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSB	OVSBS	PMVIV

0.40%	$2,226	2,396	-	573	-	-	-	5
0.60%	701	-	-	-	-	-	-	-
0.65%	-	2,401	-	582	-	-	-	-
0.75%	-	4,608	-	1,736	-	-	62	-
0.80%	416	-	613	-	664	346	-	-
0.85%	-	8,345	-	2,289	-	-	615	-
0.95%	-	1,384	-	2,724	-	-	609	-
1.05%	-	810	-	3,693	-	-	1,209	-
1.10%	-	40,459	-	7,828	-	-	268	-
1.15%	-	354,463	-	114,370	-	-	16,543	-
1.20%	-	4,250	-	62	-	-	155	-
1.25%	-	29,871	-	6,855	-	-	1,817	-
1.30%	112,138	358,946	66,676	287,211	117,787	13,326	-	-
1.35%	-	95,743	-	53,902	-	-	7,470	-
1.40%	34,552	31,140	25,150	7,021	23,986	7,857	2,859	-
1.45%	-	35,465	-	16,061	-	-	8,331	-
1.50%	-	248,115	-	258,105	-	-	4,877	-
1.55%	-	360,566	-	102,838	-	-	16,097	-
1.60%	-	67,617	-	45,448	-	-	21,059	-
1.65%	-	48,080	-	28,087	-	-	1,656	-
1.70%	-	7,387	-	2,852	-	-	466	-
1.75%	-	669,176	-	240,469	-	-	8,949	-
1.80%	-	22,784	-	28,437	-	-	7,116	-
1.85%	-	124,836	-	47,537	-	-	359	-
1.90%	-	12,274	-	3,382	-	-	2,161	-
1.95%	-	227,596	-	191,214	-	-	1,653	-
2.00%	-	17,198	-	6,650	-	-	517	-
2.05%	-	23,758	-	28,137	-	-	65	-
2.10%	-	32,009	-	36,526	-	-	83	-
2.15%	-	6,521	-	4,362	-	-	276	-
2.20%	-	34,807	-	30,238	-	-	1,344	-
2.25%	-	3,529	-	2,235	-	-	867	-
2.30%	-	27,612	-	28,384	-	-	-	-
2.35%	-	15,684	-	467	-	-	432	-
2.40%	-	43,428	-	26,541	-	-	-	-
2.45%	-	2,311	-	1,389	-	-	-	-
2.50%	-	10,604	-	4,198	-	-	-	-
2.55%	-	6,589	-	4,561	-	-	-	-
2.60%	-	-	-	351	-	-	-	-
2.65%	-	368	-	3,942	-	-	-	-
2.70%	-	327	-	-	-	-	-	-
2.75%	-	1,336	-	-	-	-	-	-
2.80%	-	372	-	-	-	-	-	-
2.85%	-	1,384	-	409	-	-	-	-
2.90%	-	183	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$150,033	$2,986,732	$92,439	$1,631,666	$142,437	$21,529	$107,915	$5

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVHYD	PMUBA

0.40%	$1,821	879	5,911	11,640	407	204	635	26
0.60%	1,134	673	2,004	4,389	145	1,130	142	86
0.65%	-	-	4,177	5,430	-	-	-	-
0.75%	3,192	762	14,413	11,709	-	-	-	-
0.80%	-	6	174	-	-	-	-	-
0.85%	40	1,380	27,303	16,466	-	-	-	-
0.95%	-	-	3,931	2,539	-	-	-	-
1.05%	-	194	5,390	3,895	-	-	-	-
1.10%	397	1,577	45,723	3,254	-	1,164	-	-
1.15%	27,645	10,640	374,390	201,610	-	6,377	-	-
1.20%	-	-	1,603	15	-	-	-	-
1.25%	167	3,830	22,227	4,225	-	643	-	-
1.30%	74,921	39,498	1,970,343	1,648,390	-	33,319	-	-
1.35%	10,647	7,650	96,244	82,118	-	2,931	-	-
1.40%	4,890	4,284	45,451	28,998	-	-	-	-
1.45%	1,745	7,110	40,405	23,191	-	582	-	-
1.50%	141,222	40,188	547,564	650,313	-	48,554	-	-
1.55%	9,678	10,148	280,189	67,729	-	1,330	-	-
1.60%	75,878	24,279	137,037	281,900	-	13,207	-	-
1.65%	24,272	6,594	78,154	79,180	-	7,972	-	-
1.70%	1,697	376	5,787	1,546	-	-	-	-
1.75%	134,639	44,490	1,129,790	985,971	-	13,206	-	-
1.80%	26,173	4,900	46,092	75,920	-	4,997	-	-
1.85%	5,850	9,161	327,890	269,625	-	3,213	-	-
1.90%	-	-	11,363	4,024	-	-	-	-
1.95%	96,652	23,323	450,979	480,191	-	38,765	-	-
2.00%	5,124	1,454	30,165	12,559	-	1,034	-	-
2.05%	10,981	6,713	64,760	95,423	-	395	-	-
2.10%	15,656	2,532	56,028	60,307	-	397	-	-
2.15%	1,712	4,171	17,606	26,375	-	920	-	-
2.20%	29,888	11,632	97,380	128,673	-	1,285	-	-
2.25%	1,575	454	6,004	3,229	-	302	-	-
2.30%	4,018	8,847	80,504	97,919	-	881	-	-
2.35%	-	-	14,771	8,056	-	-	-	-
2.40%	10,332	4,121	36,230	62,735	-	9,070	-	-
2.45%	573	316	11,364	7,988	-	127	-	-
2.50%	4,818	1,872	18,858	28,769	-	113	-	-
2.55%	2,953	1,392	11,979	9,868	-	-	-	-
2.60%	-	-	-	436	-	-	-	-
2.65%	-	-	2,747	1,541	-	-	-	-
2.70%	-	-	327	608	-	-	-	-
2.75%	1,895	392	1,320	1,358	-	-	-	-
2.80%	-	-	242	4,591	-	-	-	-
2.85%	-	-	-	510	-	-	-	-
2.90%	-	-	68	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$732,185	$285,838	$6,124,887	$5,495,213	$552	$192,118	$777	$112

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PMVSTA	PMVFHA	PMVRA	GVSSCS	GVGMNS	GVSIA	GVMSAS	PVEIB

0.40%	$2,736	1,263	647	2,654	95	16	-	-
0.60%	341	106	243	113	-	-	-	-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	128
1.05%	-	-	-	-	-	-	-	219
1.10%	4,302	-	-	-	-	-	-	280
1.15%	19,649	-	-	-	883	-	-	7,992
1.20%	-	-	-	-	-	-	-	-
1.25%	1,039	-	-	-	-	-	-	1,153
1.30%	230,423	-	-	-	26,230	-	2	-
1.35%	4,705	-	-	-	440	-	-	1,186
1.40%	13,882	-	-	-	84	-	-	486
1.45%	1,014	-	-	-	27	-	-	2,130
1.50%	60,224	-	-	-	47,168	-	1,691	818
1.55%	9,432	-	-	-	76	-	-	9,577
1.60%	7,325	-	-	-	10,263	-	-	1,954
1.65%	9,479	-	-	-	4,506	-	-	-
1.70%	-	-	-	-	-	-	-	292
1.75%	58,437	-	-	-	28,833	-	-	3,829
1.80%	7,778	-	-	-	2,243	-	96	2,243
1.85%	21,437	-	-	-	10,661	-	11	470
1.90%	-	-	-	-	-	-	-	325
1.95%	42,620	-	-	-	28,829	-	19	385
2.00%	1,340	-	-	-	-	-	-	41
2.05%	3,814	-	-	-	4,637	-	-	-
2.10%	5,296	-	-	-	2,966	-	-	436
2.15%	988	-	-	-	149	-	-	-
2.20%	4,179	-	-	-	4,319	-	-	-
2.25%	144	-	-	-	737	-	-	-
2.30%	83	-	-	-	374	-	-	-
2.35%	740	-	-	-	-	-	-	-
2.40%	25,868	-	-	-	1,034	-	-	-
2.45%	-	-	-	-	35	-	-	-
2.50%	958	-	-	-	133	-	-	-
2.55%	399	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	7,243	-	-	-	377	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$545,875	$1,369	$890	$2,767	$175,099	$16	$1,819	$33,944

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	PVGOB	PVTIGB	ROCSC	RSRF	RVARS	TRHS2	VWHAS	VWBF

0.40%	$-	-	1,341	13	717	3,127	207	-
0.60%	-	-	95	-	847	3,754	1,222	-
0.65%	-	-	-	-	-	561	-	-
0.75%	-	-	-	-	-	10,195	2,105	-
0.80%	-	-	-	-	-	1,439	37	47
0.85%	-	-	-	-	-	10,958	579	-
0.95%	844	-	-	-	-	10,206	335	-
1.05%	-	-	-	-	-	4,235	979	-
1.10%	923	-	-	-	3	8,548	549	-
1.15%	7,010	4,157	-	-	5,102	190,919	21,337	-
1.20%	-	-	-	-	-	-	-	-
1.25%	3,101	195	-	-	26	14,788	824	-
1.30%	-	19,452	-	-	36,131	767,208	107,592	56,847
1.35%	398	1,493	-	-	5,221	84,943	11,826	-
1.40%	943	244	-	-	564	119,066	8,858	36,175
1.45%	1,148	366	-	-	169	12,071	646	-
1.50%	184	31,652	-	-	50,113	700,029	78,698	-
1.55%	3,934	1,640	-	-	2,412	114,050	6,545	-
1.60%	6,724	144	-	-	16,036	203,489	31,359	-
1.65%	-	919	-	-	6,544	160,660	17,257	-
1.70%	204	-	-	-	-	34,804	358	-
1.75%	1,391	15,564	-	-	23,636	423,150	44,278	-
1.80%	4,027	5,724	-	-	6,235	102,218	12,435	-
1.85%	169	2,245	-	-	4,065	171,428	19,287	-
1.90%	453	-	-	-	-	9,303	-	-
1.95%	1,097	12,837	-	-	58,228	578,520	71,638	-
2.00%	128	77	-	-	5,772	20,874	3,813	-
2.05%	-	721	-	-	3,061	75,594	4,243	-
2.10%	-	1,098	-	-	3,487	77,608	5,054	-
2.15%	999	192	-	-	1,174	10,095	1,021	-
2.20%	12	1,615	-	-	9,706	61,587	17,261	-
2.25%	-	-	-	-	1,432	5,371	421	-
2.30%	-	-	-	-	2,784	49,757	7,644	-
2.35%	-	110	-	-	-	3,220	-	-
2.40%	-	904	-	-	10,283	124,316	12,054	-
2.45%	292	-	-	-	780	4,597	447	-
2.50%	-	1,680	-	-	939	25,584	3,412	-
2.55%	-	111	-	-	406	28,481	2,223	-
2.60%	-	-	-	-	-	361	-	-
2.65%	-	-	-	-	-	5,789	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	20,971	22	-
2.80%	-	-	-	-	-	2,026	-	-
2.85%	-	1,579	-	-	-	4,449	289	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$33,981	$104,719	$1,436	$13	$255,873	$4,260,349	$496,855	$93,069

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	VWEM	VWHA	WRPMAV	WRPMCV	WRPMMV	WRASP	WRENG	WRHIP

0.40%	$-	-	31,629	6,737	14,417	912	3	768
0.60%	-	-	9,450	978	12,025	3,019	-	2,925
0.65%	-	-	-	-	-	17	-	685
0.75%	-	22	-	-	-	2,656	-	1,768
0.80%	1,484	1,000	-	-	-	875	-	-
0.85%	-	26	-	-	-	168	-	661
0.95%	-	-	-	-	-	158	-	-
1.05%	-	7	-	-	-	510	-	-
1.10%	-	565	-	-	-	4,506	-	765
1.15%	-	3,044	-	-	-	51,441	-	34,993
1.20%	-	-	-	-	-	-	-	11
1.25%	-	573	-	-	-	11,951	-	2,815
1.30%	166,914	132,059	-	-	-	281,710	-	203,113
1.35%	-	1,994	-	-	-	43,110	-	22,645
1.40%	67,387	35,398	-	-	-	13,664	-	13,308
1.45%	-	174	-	-	-	6,682	-	4,558
1.50%	-	8,474	-	-	-	480,146	-	208,669
1.55%	-	4,157	-	-	-	68,765	-	22,722
1.60%	-	2,709	-	-	-	276,154	-	189,316
1.65%	-	1,433	-	-	-	55,066	-	36,873
1.70%	-	24	-	-	-	3,202	-	492
1.75%	-	3,784	-	-	-	426,977	-	151,405
1.80%	-	1,949	-	-	-	79,862	-	60,144
1.85%	-	1,782	-	-	-	43,839	-	89,874
1.90%	-	-	-	-	-	964	-	13,459
1.95%	-	1,405	-	-	-	470,173	-	178,211
2.00%	-	112	-	-	-	50,350	-	5,520
2.05%	-	53	-	-	-	30,741	-	47,440
2.10%	-	89	-	-	-	38,189	-	13,757
2.15%	-	509	-	-	-	26,833	-	4,330
2.20%	-	10,514	-	-	-	143,031	-	62,588
2.25%	-	-	-	-	-	15,366	-	3,354
2.30%	-	1,727	-	-	-	37,958	-	19,580
2.35%	-	945	-	-	-	-	-	-
2.40%	-	25	-	-	-	101,415	-	57,340
2.45%	-	269	-	-	-	7,209	-	4,771
2.50%	-	-	-	-	-	11,056	-	4,996
2.55%	-	-	-	-	-	13,966	-	5,374
2.60%	-	-	-	-	-	-	-	484
2.65%	-	-	-	-	-	7,757	-	5,553
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	2,939	-	827
2.80%	-	-	-	-	-	-	-	467
2.85%	-	-	-	-	-	1,427	-	652
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$235,785	$214,822	$41,079	$7,715	$26,442	$2,814,764	$3	$1,477,213

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WRMCG	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$2,943	41	5,846	102,781	194,961	22,503	-	-
0.60%	2,734	53	353	3,916	350	185	-	-
0.65%	119	-	-	-	-	-	-	-
0.75%	438	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	1,071	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	512	-	-	-	-	-	-	-
1.15%	30,738	-	-	-	-	-	-	-
1.20%	-	-	-	-	-	-	-	-
1.25%	1,295	-	-	-	-	-	-	-
1.30%	310,104	-	-	-	-	-	-	3,614
1.35%	40,591	-	-	-	-	-	-	-
1.40%	7,003	-	-	-	-	-	623	33
1.45%	1,892	-	-	-	-	-	-	-
1.50%	260,383	-	-	-	-	-	-	-
1.55%	13,241	-	-	-	-	-	-	-
1.60%	114,226	-	-	-	-	-	-	-
1.65%	34,070	-	-	-	-	-	-	-
1.70%	1,673	-	-	-	-	-	-	-
1.75%	210,987	-	-	-	-	-	-	-
1.80%	44,625	-	-	-	-	-	-	-
1.85%	81,002	-	-	-	-	-	-	-
1.90%	2,820	-	-	-	-	-	-	-
1.95%	196,585	-	-	-	-	-	-	-
2.00%	8,090	-	-	-	-	-	-	-
2.05%	50,403	-	-	-	-	-	-	-
2.10%	10,163	-	-	-	-	-	-	-
2.15%	2,348	-	-	-	-	-	-	-
2.20%	35,972	-	-	-	-	-	-	-
2.25%	4,864	-	-	-	-	-	-	-
2.30%	42,704	-	-	-	-	-	-	-
2.35%	5,547	-	-	-	-	-	-	-
2.40%	29,504	-	-	-	-	-	-	-
2.45%	2,144	-	-	-	-	-	-	-
2.50%	7,855	-	-	-	-	-	-	-
2.55%	4,007	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	2,832	-	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
2.80%	-	-	-	-	-	-	-	-
2.85%	1,852	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

Totals	$1,567,337	$94	$6,199	$106,697	$195,311	$22,688	$623	$3,647

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	WFVSCG	WFVOG2

0.40%	$1,576	-
0.60%	2,533	-
0.65%	178	-
0.75%	929	-
0.80%	478	-
0.85%	3,187	-
0.95%	1,797	-
1.05%	1,602	-
1.10%	13,441	-
1.15%	46,199	-
1.20%	-	-
1.25%	4,251	-
1.30%	281,436	-
1.35%	24,364	-
1.40%	15,521	292
1.45%	10,012	-
1.50%	243,520	-
1.55%	38,110	-
1.60%	88,443	-
1.65%	146,224	-
1.70%	614	-
1.75%	219,552	53
1.80%	36,640	-
1.85%	56,823	-
1.90%	1,187	-
1.95%	177,661	-
2.00%	11,234	-
2.05%	52,468	-
2.10%	21,900	-
2.15%	1,021	-
2.20%	25,792	-
2.25%	3,041	-
2.30%	24,756	-
2.35%	4,872	-
2.40%	23,929	-
2.45%	1,162	-
2.50%	8,725	-
2.55%	4,740	-
2.60%	-	-
2.65%	1,029	-
2.70%	20	-
2.75%	487	-
2.80%	-	-
2.85%	1,121	-
2.90%	-	-
2.95%	-	-
3.00%	-	-
3.05%	-	-
3.10%	-	-
3.40%	-	-

Totals	$1,602,575	$345

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $439,788,550 and $677,111,985, respectively, and total transfers from the Separate Account to the fixed account were $173,214,080 and $152,936,681, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $26,415 and $2,980,162 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $9,904,390 and $4,997,406 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

For Purchase Payment Credits, the Company contributed $6,407,859 and $6,160,192 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$48,894,622,365	$–	$–	$48,894,622,365

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)	$7,959,558	$5,853,696
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)	9,254,336	13,648,832
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)	9,005,015	29,451,715
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)	8,250,151	24,922,032
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)	7,683,219	4,428,151
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)	3,816,897	2,034,111
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)	14,512,213	19,239,627
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	315,398	149,249
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)	1,658,154	2,007,477
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)	1,164,343	2,236,848
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	2,867,044	1,645,680
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)	2,735,115	4,085,604
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	70,517	8,116
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)	1,238,417	4,897,752
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)	735,113	1,175,613
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)	502,522	6,054,098
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)	502,997	1,072,999
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)	60,291	29,363
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)	62,233	119,762
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	1,084,647	981,691
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	785,208	68,842
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	3,492	3,521
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	436,566	3,134,938
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	370,653	409,363

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	$12,921,973	$14,563,485
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,295	3,630
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	50,000	-
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)	564,097	78,952
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)	1,563,858	4,066,396
AC VP Inc - AC VP CAF: Class I (ACVCA)	180	4,924
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	2,308,065	1,873,356
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)	501,836	521,790
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	33,819,775	39,008,419
AC VP Inc - AC VP Intnl Fund: Class I (ACVI)	1,285	1,615
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)	1,526,903	2,336,629
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)	16,881,190	19,769,605
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	145,242	14
AFIS(R) - Growth Fund: Class 1 (AFGF)	1,155,794	1,633,744
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)	207,875	518,347
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)	45,272,460	79,061,965
AFIS(R) - Intnl Fund: Class 4 (AMVI4)	371,606	264
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	220,846	317
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)	13,591	44,020
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)	128,215	1,439
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)	50,724,282	56,402,338
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)	70,382,304	12,939,345
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)	29,889,333	33,276,493
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)	21,285,093	37,127,176
Schwab Gov MM Portfolio(TM) (CHSMM)	5,157,037	5,003,443
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	1,804,357	394,062
DE VIPT - DE VIP Value Series: SC (DWVVLS)	1,215,040	194,128
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	10,384,087	8,373,486
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)	35,002,391	13,132,297
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)	25,546	622,734
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)	580,949	38,556
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	292,957	1,170,057
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)	834,616	3,000,357
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)	19,888,671	39,177,769
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)	361,554	740,901
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)	4,794,698	8,850,170
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)	5,140,563	13,677,739
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)	140,157,011	8,015,641
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)	9,662,914	15,289,380
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)	28,641,496	32,061,529
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)	743,959	803,370
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)	20,981,527	25,603,782
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)	2,910,325	2,600,473
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)	21,942,669	59,021,448
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)	1,676,941	2,225,769
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)	6,118,673	9,590,082
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)	103,980,121	19,648,458
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)	57,100,221	44,653,191
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)	87,018,197	57,674,762
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)	1,141,293	2,332,465
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)	120,654,080	19,903,682
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)	2,195,080	2,119,276
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)	26,425,950	40,320,943
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)	1,043,605	6,193,946
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)	11,710,456	11,986,586
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)	307,108	598,317
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)	3,751,586	676,316
FID VIPs - EM Portfolio: SC 2 (FEMS2)	2,980,633	11,218
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	21,622,843	38,872,538
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)	3,884,893	5,408,656

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)	$16,117,244	$17,157,896
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	217,471	29,122
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)	539,391	4,603,185
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)	1,920,791	5,668,752
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	4,981,087	15,875,864
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	8,573,925	16,292,909
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)	705,675	45,684
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)	521,366	2,868,256
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	1,682,584	1,879,945
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	1,345,064	67,909
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	13,992,770	3,532,252
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	21,995,138	26,313,502
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	50,142,200	44,133,706
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	3,137,544	8,262,731
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)	9,730,242	5,115,331
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	14,398,292	1,310,518
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	34,327	40
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	45,910	59
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)	561,963	1,061,796
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)	19,947,037	13,234,098
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)	31,615	39,480
MFS(R) VIT - MFS Value Series: SC (MVFSC)	41,139,821	52,491,638
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	19,746,627	27,117,560
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)	3,579,060	3,920,482
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)	944,372	677,996
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)	778,347	1,596,838
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)	87,262	329,785
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)	82,759	154,582
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)	224,846	48,837
MS VIF Inc - US Real Estate Portfolio: Class I (MSVRE)	771	7,165
MS VIF Inc - US Real Estate Portfolio: Class II (MSVREB)	60	552
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)	28,636	44,371
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	3,790,199	431,774
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	175,419	495
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)	114,247,330	19,484,380
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)	400,194,716	5,419,178
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)	3,480,930	6,331,684
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)	18,901,197	27,163,012
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	469,815,001	431,505,154
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	414,061,797	80,339,069
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	35,567,847	30,695,741
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	85,857,958	88,251,445
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	377,964,310	267,435,914
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	12,872,046	16,048,778
NW VIT - NVIT EM Fund: Class I (GEM)	1,047,112	2,302,106
NW VIT - NVIT EM Fund: Class II (GEM2)	8,201,051	16,356,760
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)	1,417,962	2,189,714
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	6,548,787	10,563,865
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	8,344,126	8,837,247
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	14,158,466	11,245,609
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)	691,562	472,509
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)	13,215,524	22,286,634
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	9,658,259	12,054,694
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	166,990,143	226,845,667
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)	176,470,092	310,687,725
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	65,173,069	121,277,505
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	174,721,918	302,131,460
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	28,263,989	51,550,774
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	53,434,380	85,070,793
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)	532,652	931,085

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)	$18,391,550	$23,627,688
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)	8,442,124	8,135,140
NW VIT - NVIT NW Fund: Class I (TRF)	1,991,387	16,321,990
NW VIT - NVIT NW Fund: Class II (TRF2)	1,924,197	20,201,204
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	26,236,814	29,023,162
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)	1,498,779	104,494
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)	18,440,080	4,329,109
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	25,920,095	33,543,002
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	112,264,248	122,168,668
NW VIT - NVIT ID CAF: Class II (NVDCA2)	118,360,234	154,081,025
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	64,509,888	110,282,594
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	223,753,816	298,517,147
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	85,240,762	123,724,750
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	63,233,688	88,416,186
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	47,750,277	23,078,167
NW VIT - NVIT Gov MM Fund: Class I (SAM)	254,585,572	207,202,742
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)	2,299,787	2,733,078
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)	18,593,035	18,174,533
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)	212,807	670,802
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)	8,489,903	8,984,082
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,064,931	1,602,853
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	46,500,131	43,701,363
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	707,508	1,153,350
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	15,506,752	20,222,027
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	32,240,568	22,661,349
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	26,215,698	31,206,750
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	374,757	210,001
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	48,142,896	34,615,613
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	1,650,409	1,532,168
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	16,192,492	11,553,957
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	5,375,479	4,363,276
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	10,560,230	6,618,569
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	16,084,803	8,835,121
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	12,613,581	7,252,200
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	34,074,006	32,400,222
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	41,541,607	18,974,248
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)	38,514,239	48,552,893
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)	38,885,557	64,254,233
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	18,309,119	23,099,933
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)	3,080,584	371,521
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)	75,018,858	12,253,320
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)	1,085,964	6,772,804
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)	2,176,330	12,623,125
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)	7,397,621	503,978
NW VIT - NVIT DFA CAF: Class II (NVLCA2)	7,936,487	1,694,332
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	132,057,505	47,971,982
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	47,110,116	34,673,837
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)	133,947,894	34,193,088
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)	46,532,671	22,905,522
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	30,284,210	8,784,396
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)	118,681,648	43,351,105
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)	68,473,940	7,938,644
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)	6,904,577	16,895,105
NB AMT - Guardian Portfolio: I Class Shares (AMGP) (Obsolete & Unaudited)	1	-
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)	18,384	135,663
NB AMT - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	3,097	4,025
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	398,617	797,933
NB AMT - Large Cap Value Portfolio: Class I (AMTP)	1,742	1,157
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)	1,118,791	3,777,788
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)	17,297,465	13,762,556

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)	$1,292,039	$3,972,573
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)	735,080	2,543,427
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)	11,820,107	18,082,076
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	17,133,599	14,724,969
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)	670,484	224,070
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)	1,588,516	1,928,956
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)	23,593,469	32,793,252
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)	1,726,182	1,791,882
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)	24,247,325	17,846,692
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)	1,943,571	1,529,199
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)	201,489	391,965
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)	529,019	1,508,143
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	17,030	5
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)	3,485,811	6,430,276
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)	4,441,671	3,799,290
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)	33,998,406	43,810,645
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)	50,063,116	22,401,475
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)	76,710	33,498
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)	3,310,681	3,633,110
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)	131,589	19,272
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)	55,041	418
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)	31,212,978	6,146,639
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)	498,775	4,665
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)	93,082	17,618
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)	564,136	202,166
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	3,294,852	1,119,964
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)	23	12,959
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	455,843	1,545
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	1,163,221	533,348
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	2,259,792	1,671,261
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)	3,960,672	440,581
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)	6,960	133,509
GGH Variable Fund - Long Short Equity Fund (RSRF)	6,430	23
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	1,098,180	1,943,174
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	28,926,848	28,920,262
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)	7,138,079	5,704,685
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)	766,187	894,967
VanEck VIPT - EM Fund: Initial Class (VWEM)	892,848	4,144,593
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	22,067	2,811,778
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)	488,838	2,408,997
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)	69,560	409,472
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)	724,459	614,400
Ivy VIP - Asset Strategy: Class II (WRASP)	9,881,436	25,661,720
Ivy VIP - Energy: Class II (WRENG)	3,575	3
Ivy VIP - High Income: Class II (WRHIP)	10,631,857	16,867,712
Ivy VIP - Mid Cap Growth: Class II (WRMCG)	39,542,201	26,909,120
Ivy VIP - PF Aggressive: Class II (WRPAP)	14,343	341
Ivy VIP - PF Conservative: Class II (WRPCP)	300,480	747,722
Ivy VIP - PF Moderate: Class II (WRPMP)	1,965,970	4,332,689
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)	4,675,409	6,257,787
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)	369,951	1,822,310
WF VT - VT Discovery Fund: Class 2 (SVDF)	5,471	3,340
WF VT - VT Opportunity Fund: Class 2 (SVOF)	33,407	36,730
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)	43,679,977	33,385,016
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)	2,480	349

	$6,613,208,913	$5,639,842,690

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
2018	0.40%	to	2.85%	2,557,928	$11.74	to	$10.46	$28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
2015	0.40%	to	2.85%	2,257,127	10.64	to	10.20	23,521,160	0.34%	-2.91%	to	-5.29%
2014	0.40%	to	2.75%	882,717	10.96	to	10.78	9,590,077	0.00%	9.56%	to	7.82%	****
Dreyfus IP - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
2015	0.40%	to	2.95%	2,597,922	18.72	to	25.13	76,264,013	0.76%	-2.72%	to	-5.21%
2014	0.40%	to	3.05%	3,031,376	19.24	to	26.19	92,837,743	0.62%	4.70%	to	1.92%
Dreyfus Stock Index Fund Inc: Initial Shares (DSIF)
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
2015	0.80%	to	1.40%	4,605,478	41.30	to	46.86	219,443,889	1.81%	0.30%	to	-0.31%
2014	0.80%	to	1.40%	5,106,390	41.17	to	47.01	243,861,596	1.74%	12.52%	to	11.84%
Dreyfus Stock Index Fund Inc: Service Shares (DSIFS)
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
2015	0.40%	to	2.65%	6,053,900	16.07	to	21.20	144,118,066	1.54%	0.46%	to	-1.80%
2014	0.40%	to	2.80%	7,085,178	16.00	to	19.37	169,352,638	1.48%	12.65%	to	9.94%
The Dreyfus Sustainable US Equity Portfolio Inc: Initial Shares (DSRG)
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
2015	0.80%	to	1.40%	1,041,694	30.92	to	35.68	39,423,748	1.07%	-3.97%	to	-4.55%
2014	0.80%	to	1.40%	1,151,261	32.19	to	37.39	45,614,538	1.06%	12.55%	to	11.86%
Dreyfus VIF - Appreciation Portfolio: Initial Shares (DCAP)
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%
2015	0.80%	to	1.40%	1,207,976	24.43	to	21.84	26,784,876	1.69%	-3.25%	to	-3.83%
2014	0.80%	to	1.40%	1,396,574	25.25	to	22.71	32,171,783	1.81%	7.23%	to	6.58%
Dreyfus VIF - Appreciation Portfolio: Service Shares (DCAPS)
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
2015	0.40%	to	2.75%	5,048,905	15.00	to	16.85	104,183,974	1.45%	-3.10%	to	-5.39%
2014	0.40%	to	2.75%	5,545,660	15.48	to	17.81	119,292,371	1.60%	7.40%	to	4.86%
Dreyfus VIF - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
2015	0.95%	to	2.25%	50,639	15.95	to	17.36	965,449	0.00%	-3.45%	to	-4.72%
2014	0.95%	to	2.25%	58,484	16.52	to	18.22	1,155,794	0.00%	0.36%	to	-0.96%
Dreyfus VIF - Growth and Income Portfolio: Initial Shares (DGI)
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
2015	0.80%	to	1.40%	615,539	24.57	to	21.90	13,679,890	0.85%	0.77%	to	0.16%
2014	0.80%	to	1.40%	686,816	24.39	to	21.86	15,222,758	0.77%	9.19%	to	8.53%
IVCO - IVCO VI American Franchise Fund: Series II Shares (ACEG2)
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
2015	0.80%	to	2.50%	372,457	14.97	to	14.04	5,437,608	0.00%	3.91%	to	2.13%
2014	0.80%	to	2.50%	435,498	14.40	to	13.75	6,154,539	0.00%	7.30%	to	5.46%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
IVCO - IVCO VI Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
2015	0.40%	to	2.75%	1,203,449	12.68	to	11.62	14,556,079	0.11%	-4.66%	to	-6.91%
2014	0.40%	to	2.75%	984,626	13.30	to	12.48	12,646,474	0.00%	3.75%	to	1.30%
IVCO - IVCO VI Mid Cap Growth Fund: Series II Shares (IVKMG2)
2018	0.75%	to	2.50%	856,633	16.06	to	14.26	13,087,812	0.00%	-6.58%	to	-8.24%
2017	0.75%	to	2.55%	1,025,694	17.19	to	15.50	16,890,211	0.00%	21.23%	to	19.04%
2016	0.75%	to	2.55%	1,167,613	14.18	to	13.02	15,980,455	0.00%	-0.18%	to	-1.99%
2015	0.75%	to	2.75%	1,392,724	14.21	to	13.18	19,254,944	0.00%	0.28%	to	-1.74%
2014	0.75%	to	2.75%	1,552,810	14.17	to	13.42	21,539,179	0.00%	6.88%	to	4.73%
IVCO VIF - IVCO VI Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
2015	0.40%	to	0.60%	19,487	9.99	to	9.94	194,273	4.15%	-4.48%	to	-4.68%
2014	0.40%	to	0.60%	20,089	10.46	to	10.42	209,848	0.00%	5.49%	to	5.28%
Mutual Fund and VIT - Catalyst Insider Buying VA Fund (HVSIT)
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
2015	0.40%	to	2.55%	1,378,482	16.15	to	14.43	20,959,247	0.51%	-7.54%	to	-9.54%
2014	0.40%	to	2.55%	2,049,869	17.47	to	15.95	34,123,200	0.51%	-2.46%	to	-4.56%
NL VT - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
2015	1.30%	to	2.80%	1,241,805	10.26	to	9.36	12,569,710	1.16%	-6.01%	to	-7.44%
2014	1.30%	to	2.55%	1,045,776	10.91	to	10.62	11,316,209	1.13%	1.36%	to	0.07%
NL VT - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
2015	1.30%	to	2.50%	1,049,821	10.44	to	10.04	10,832,301	1.56%	-10.56%	to	-11.64%
2014	1.30%	to	2.50%	650,405	11.67	to	11.37	7,507,452	1.02%	-0.43%	to	-1.64%
NL VT - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
2015	1.15%	to	2.85%	862,211	10.64	to	9.42	8,995,509	1.26%	-7.75%	to	-9.33%
2014	1.15%	to	2.85%	835,495	11.54	to	10.39	9,509,888	1.41%	1.32%	to	-0.42%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
2015	0.95%	to	1.05%	17,677	19.33	to	19.09	339,556	0.00%	-2.83%	to	-2.92%
2014	0.95%	to	1.05%	26,168	19.89	to	19.66	516,473	0.00%	6.56%	to	6.45%
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
2015			0.40%	40,380			12.86	519,385	2.14%			0.89%
2014			0.40%	41,081			12.75	523,746	2.22%			6.68%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AB VPS Fund Inc - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
2015	0.95%	to	2.25%	223,475	21.01	to	22.04	5,355,148	1.16%	0.46%	to	-0.86%
2014	0.95%	to	2.25%	261,769	20.91	to	22.23	6,282,093	1.08%	8.25%	to	6.83%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2018	0.60%			4,197	11.67			48,975	1.88%	-7.63%
2017	0.60%			4,267	12.63			53,903	1.89%	13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
2015	0.40%	to	0.60%	8,584	10.82	to	10.76	92,651	0.89%	-1.49%	to	-1.68%
2014	0.40%	to	0.60%	10,220	10.98	to	10.95	112,134	0.89%	4.03%	to	3.82%
AB VPS Fund Inc - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
2015	1.10%	to	2.75%	1,778,946	11.32	to	10.65	19,589,104	0.68%	-2.39%	to	-4.01%
2014	1.10%	to	2.65%	1,392,186	11.60	to	11.12	15,847,152	0.40%	3.06%	to	1.45%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
2015	0.40%	to	0.60%	23,874	12.61	to	12.54	300,857	0.73%	-5.86%	to	-6.05%
2014	0.40%	to	0.60%	18,476	13.40	to	13.35	247,443	0.75%	8.76%	to	8.54%
AB VPS Fund Inc - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
2015	0.40%	to	2.85%	2,884,800	17.61	to	24.95	90,490,876	0.52%	-6.07%	to	-8.38%
2014	0.40%	to	2.85%	2,879,983	18.75	to	27.23	97,393,192	0.46%	8.51%	to	5.84%
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2018	0.40%			2,662	6.94			18,486	1.73%			-19.28%
2017	0.40%			2,975	8.60			25,596	2.70%			-1.23%
2016	0.40%			1,359	8.71			11,839	2.99%			40.23%
2015	0.40%			330	6.21			2,050	0.94%			-37.88%	****
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2018	0.60%			5,727	8.73			50,003	0.00%			-12.69%	****
AC VP II Inc - AC VP Inflation Protection Fund: Class I (ACVIP1)
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
2015	0.40%	to	0.60%	33,187	9.13	to	9.08	302,685	2.40%	-2.67%	to	-2.87%
2014	0.40%	to	0.60%	21,218	9.38	to	9.35	198,937	1.58%	3.16%	to	2.96%
AC VP Inc - AC VP Balanced Fund: Class I (ACVB)
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
2015	0.80%	to	1.40%	952,327	29.44	to	30.41	31,165,843	1.72%	-3.35%	to	-3.94%
2014	0.80%	to	1.40%	1,071,298	30.46	to	31.65	36,439,627	1.53%	8.97%	to	8.32%
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
2015	0.80%	to	1.40%	774,518	19.89	to	17.87	14,032,779	2.09%	-6.38%	to	-6.94%
2014	0.80%	to	1.40%	888,260	21.24	to	19.20	17,283,590	2.02%	11.60%	to	10.93%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AC VP Inc - AC VP Income & Growth Fund: Class II (ACVIG2)
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
2015	0.95%	to	2.40%	161,772	20.22	to	20.13	3,616,427	1.80%	-6.84%	to	-8.21%
2014	0.95%	to	2.40%	223,567	21.71	to	21.93	5,305,520	1.77%	11.26%	to	9.64%
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
2015	0.40%	to	2.70%	16,784,497	12.22	to	11.16	218,767,491	1.96%	-2.86%	to	-5.10%
2014	0.40%	to	2.80%	18,201,387	12.58	to	11.61	246,972,854	1.30%	2.89%	to	0.41%
AC VP Inc - AC VP Mid Cap Value Fund: Class I (ACVMV1)
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
2015	0.40%	to	1.40%	424,721	13.22	to	19.23	8,057,157	1.65%	-1.83%	to	-2.81%
2014	0.40%	to	1.40%	517,561	13.47	to	19.78	10,187,275	1.18%	15.96%	to	14.79%
AC VP Inc - AC VP Mid Cap Value Fund: Class II (ACVMV2)
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
2015	0.40%	to	2.85%	5,648,494	20.18	to	19.46	125,755,186	1.52%	-1.97%	to	-4.38%
2014	0.40%	to	2.85%	5,721,471	20.59	to	20.35	131,436,311	1.02%	15.77%	to	12.93%
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2018	0.60%			16,712	8.72			145,761	0.00%			-12.77%	****
AFIS(R) - Growth Fund: Class 1 (AFGF)
2018	1.30%			54,721	169.22			9,259,805	0.66%	-1.32%
2017	1.30%			62,814	171.48			10,771,585	0.67%	26.96%
2016	1.30%			82,124	135.07			11,092,388	0.99%	8.34%
2015	1.30%			92,503	124.67			11,532,578	0.80%	5.73%
2014	1.30%			106,861	117.92			12,601,077	1.44%	7.37%
AFIS(R) - High-Income Bond Fund: Class 1 (AFHY)
2018	1.30%			6,474	62.35			403,644	5.17%	-3.43%
2017	1.30%			11,741	64.56			757,997	6.21%	5.86%
2016	1.30%			13,960	60.99			851,416	6.41%	16.30%
2015	1.30%			13,269	52.44			695,779	5.38%	-8.15%
2014	1.30%			21,295	57.09			1,215,827	4.36%	-0.51%
AFIS(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
2015	0.40%	to	2.75%	63,474,141	11.21	to	10.52	752,011,702	1.49%	-1.47%	to	-3.79%
2014	0.40%	to	2.75%	65,640,615	11.38	to	10.94	798,451,750	0.07%	2.50%	to	0.08%
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
AFIS(R) - US Gov/AAA-Rated Securities Fund: Class 1 (AFGC)
2018	1.30%			17,972	35.94			645,953	2.01%	-0.41%
2017	1.30%			18,957	36.09			684,134	1.53%	0.51%
2016	1.30%			19,599	35.91			703,758	1.59%	0.12%
2015	1.30%			21,051	35.86			754,989	1.59%	0.61%
2014	1.30%			25,113	35.65			895,197	1.33%	3.87%
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%	****
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
2015	1.15%	to	2.50%	472,591	9.23	to	9.15	4,345,939	2.87%	-7.70%	to	-8.55%	****
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
2015	0.40%	to	2.50%	6,186,106	9.86	to	9.72	60,516,404	0.94%	-1.45%	to	-2.84%	****
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
2015	0.40%	to	2.50%	6,235,745	9.83	to	9.69	60,821,673	1.38%	-1.73%	to	-3.12%	****
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
2015	0.40%	to	2.85%	25,726,229	15.92	to	13.49	375,967,713	1.09%	-1.40%	to	-3.82%
2014	0.40%	to	2.85%	22,411,842	16.15	to	14.02	336,749,454	2.54%	1.52%	to	-0.97%
Schwab Gov MM Portfolio(TM) (CHSMM)
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
2015	0.75%	to	1.35%	917,962	9.67	to	9.85	9,048,033	0.01%	-0.74%	to	-1.34%
2014	0.75%	to	1.55%	884,847	9.75	to	9.76	8,890,073	0.01%	-0.74%	to	-1.54%
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****
DE VIPT - DE VIP Value Series: SC (DWVVLS)
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
2015	0.40%	to	0.60%	48,681	13.09	to	13.02	636,020	1.68%	-1.04%	to	-1.24%
2014	0.40%	to	0.60%	47,661	13.22	to	13.18	629,639	1.24%	13.25%	to	13.02%
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
2015	0.40%	to	2.85%	2,546,750	12.06	to	11.29	29,685,190	0.48%	-6.84%	to	-9.13%
2014	0.40%	to	2.75%	1,869,070	12.95	to	12.44	23,690,053	0.26%	5.20%	to	2.71%
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
2015	0.40%	to	2.80%	2,619,558	10.01	to	9.44	25,354,740	3.34%	-1.39%	to	-3.76%
2014	0.40%	to	2.75%	2,099,789	10.15	to	9.81	20,901,456	3.22%	0.17%	to	-1.86%	****
Fed IS - Fed Managed Tail Risk Fund II: Service Shares (obsolete) (FCA2S)
2017	0.95%	to	2.25%	40,251	14.05	to	13.73	618,423	1.34%	9.62%	to	8.19%
2016	0.95%	to	2.25%	43,051	12.82	to	12.69	605,853	1.53%	-5.39%	to	-6.62%
2015	0.95%	to	2.25%	52,107	13.55	to	13.59	780,232	1.57%	-7.32%	to	-8.54%
2014	0.95%	to	2.25%	58,869	14.62	to	14.86	957,834	1.85%	-2.27%	to	-3.55%
Fed IS - Fed Managed Volatility Fund II: Service Shares (FVU2S)
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
2015	0.80%	to	1.40%	471,546	16.57	to	15.25	7,258,448	3.94%	-1.04%	to	-1.64%
2014	0.80%	to	1.40%	547,230	16.74	to	15.50	8,560,284	3.72%	2.96%	to	2.34%
Fed IS - Fed Quality Bond Fund II: Service Shares (FQBS)
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
2015	0.95%	to	2.40%	1,625,167	14.55	to	12.07	22,156,400	3.68%	-1.39%	to	-2.83%
2014	0.95%	to	2.45%	1,947,824	14.75	to	12.34	27,031,892	3.60%	2.53%	to	0.98%
FID VIPs Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
2015	0.80%	to	1.40%	4,910,640	34.77	to	41.14	295,801,186	3.08%	-4.73%	to	-5.31%
2014	0.80%	to	1.40%	5,488,782	36.50	to	43.45	348,405,495	2.74%	7.85%	to	7.20%
FID VIPs Fund - VIP Value Strategies Portfolio: SC 2 (FVSS2)
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
2015	1.10%	to	2.30%	214,890	31.30	to	26.74	6,448,388	0.83%	-4.26%	to	-5.42%
2014	1.10%	to	2.35%	247,059	32.69	to	28.10	7,757,929	0.74%	5.34%	to	4.01%
FID VIPs Fund - VIP High Income Portfolio: Initial Class (FHIP)
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
2015	0.80%	to	1.40%	1,461,345	21.00	to	21.44	45,774,754	6.64%	-4.40%	to	-4.98%
2014	0.80%	to	1.40%	1,237,260	21.97	to	22.57	40,224,920	5.41%	0.35%	to	-0.26%
FID VIPs Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
2015	0.80%	to	1.40%	2,678,898	30.24	to	28.07	113,107,245	1.52%	-0.66%	to	-1.26%
2014	0.80%	to	1.40%	2,990,233	30.44	to	28.43	127,946,744	1.44%	4.99%	to	4.35%
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
FID VIPs Fund - VIP Energy Portfolio: SC 2 (FNRS2)
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
2015	0.40%	to	2.85%	5,226,773	12.84	to	11.52	68,031,516	0.98%	-21.07%	to	-23.01%
2014	0.40%	to	2.80%	4,822,302	16.27	to	15.04	80,742,354	0.69%	-13.11%	to	-15.21%
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%
2015	0.40%	to	2.75%	12,561,654	13.49	to	17.00	265,722,172	3.10%	-4.62%	to	-6.87%
2014	0.40%	to	2.80%	12,097,661	14.15	to	18.14	271,851,252	2.75%	8.05%	to	5.44%
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC (FF10S)
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
2015	0.80%	to	1.40%	392,304	14.69	to	13.85	5,477,136	1.75%	-1.11%	to	-1.71%
2014	0.80%	to	1.40%	408,253	14.85	to	14.09	5,797,136	1.51%	3.51%	to	2.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - FID VIP Freedom Fund 2010 Portfolio: SC 2 (FF10S2)
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
2015	1.10%	to	2.85%	14,703,373	15.51	to	12.82	218,655,371	1.66%	-1.62%	to	-3.37%
2014	1.10%	to	2.65%	13,432,500	15.77	to	13.54	203,616,057	1.44%	3.06%	to	1.45%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC (FF20S)
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
2015	0.80%	to	1.40%	720,167	14.54	to	13.71	9,968,924	1.63%	-1.16%	to	-1.76%
2014	0.80%	to	1.40%	854,239	14.71	to	13.96	12,027,623	1.60%	3.83%	to	3.20%
FID VIPs Fund - FID VIP Freedom Fund 2020 Portfolio: SC 2 (FF20S2)
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
2015	1.10%	to	2.70%	29,292,814	16.10	to	13.53	453,277,086	1.57%	-1.55%	to	-3.15%
2014	1.10%	to	2.70%	30,591,200	16.35	to	13.97	482,318,111	1.42%	3.44%	to	1.77%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC (FF30S)
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
2015	0.80%	to	1.40%	705,477	14.75	to	13.91	9,908,634	1.60%	-1.13%	to	-1.73%
2014	0.80%	to	1.40%	751,039	14.92	to	14.16	10,723,551	1.45%	4.02%	to	3.39%
FID VIPs Fund - FID VIP Freedom Fund 2030 Portfolio: SC 2 (FF30S2)
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
2015	1.10%	to	2.60%	3,821,754	16.79	to	14.26	60,383,526	1.49%	-1.62%	to	-3.12%
2014	1.10%	to	2.75%	2,999,411	17.06	to	14.50	48,507,447	1.49%	3.59%	to	1.86%
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****
FID VIPs Fund - VIP Growth Portfolio: Initial Class (FGP)
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
2015	0.80%	to	1.40%	4,110,706	35.42	to	43.79	360,043,045	0.25%	6.32%	to	5.67%
2014	0.80%	to	1.40%	4,557,714	33.32	to	41.44	377,412,725	0.18%	10.41%	to	9.74%
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
2015	0.40%	to	2.85%	11,626,758	15.53	to	19.74	289,710,026	0.04%	6.48%	to	3.86%
2014	0.40%	to	2.85%	9,433,261	14.59	to	19.00	224,047,429	0.00%	10.57%	to	7.85%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC (FIGBS)
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
2015	0.80%	to	1.40%	1,099,872	15.02	to	13.91	15,458,390	2.46%	-1.50%	to	-2.10%
2014	0.80%	to	1.40%	1,212,588	15.25	to	14.21	17,391,597	2.10%	4.91%	to	4.27%
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
2015	0.40%	to	2.95%	23,352,303	13.34	to	11.17	321,188,665	2.31%	-1.25%	to	-3.77%
2014	0.40%	to	3.05%	25,450,183	13.51	to	11.47	357,562,721	1.91%	5.20%	to	2.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Mid Cap Portfolio: SC (FMCS)
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
2015	0.80%	to	1.40%	1,253,696	16.89	to	15.93	20,145,896	0.38%	-2.29%	to	-2.88%
2014	0.80%	to	1.40%	1,445,012	17.28	to	16.40	23,883,198	0.15%	5.35%	to	4.71%
FID VIPs Fund - VIP Mid Cap Portfolio: SC 2 (FMC2)
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
2015	0.40%	to	2.85%	7,545,203	15.67	to	29.22	262,402,784	0.25%	-2.02%	to	-4.43%
2014	0.40%	to	2.85%	7,982,432	15.99	to	30.57	287,027,074	0.02%	5.61%	to	3.01%
FID VIPs Fund - VIP Overseas Portfolio: Initial Class (FOP)
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
2015	0.80%	to	1.40%	2,102,387	24.75	to	23.83	63,136,573	1.46%	2.80%	to	2.17%
2014	0.80%	to	1.40%	1,559,134	24.08	to	23.32	45,698,046	1.27%	-8.81%	to	-9.36%
FID VIPs Fund - VIP Overseas Portfolio: SC 2 (FO2)
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
2015	0.40%	to	2.85%	4,070,933	9.42	to	18.44	87,655,046	1.68%	-5.82%	to	0.35%	****
2014	1.15%	to	2.25%	73,649	22.98	to	20.12	1,645,886	1.00%	-9.35%	to	-10.36%
FID VIPs Fund - VIP Value Strategies Portfolio: SC (FVSS)
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
2015	0.80%	to	1.40%	221,601	23.13	to	21.29	4,774,145	0.98%	-3.83%	to	-4.41%
2014	0.80%	to	1.40%	253,492	24.06	to	22.28	5,708,953	0.82%	5.84%	to	5.20%
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%
2015	0.40%	to	0.60%	60,710	11.96	to	11.89	723,669	1.66%	3.07%	to	2.87%
2014	0.40%	to	0.60%	57,644	11.60	to	11.56	667,305	2.50%	29.28%	to	29.02%
FID VIPs - EM Portfolio: SC 2 (FEMS2)
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
2015	0.40%	to	2.85%	17,158,069	18.19	to	12.08	234,757,036	4.70%	-7.43%	to	-9.70%
2014	0.40%	to	2.85%	17,836,972	19.65	to	13.38	267,043,861	4.88%	4.20%	to	1.63%
FKL TMPLT VIPT - FKL Rising Dividends VIP Fund: Class 2 (FTVRD2)
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
2015	0.95%	to	2.65%	1,656,734	21.30	to	20.57	39,660,982	1.44%	-4.56%	to	-6.20%
2014	0.95%	to	2.65%	2,031,340	22.32	to	21.93	51,130,465	1.32%	7.69%	to	5.84%
FKL TMPLT VIPT - FKL Small Cap Value VIP Fund: Class 2 (FTVSV2)
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%
2015	0.40%	to	2.95%	3,333,199	16.56	to	22.50	96,723,877	0.63%	-7.76%	to	-10.12%
2014	0.40%	to	3.05%	3,991,805	17.95	to	24.73	126,677,957	0.61%	0.17%	to	-2.50%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
2015	0.40%	to	0.60%	55,378	11.62	to	11.55	642,479	3.12%	-4.04%	to	-4.23%
2014	0.40%	to	0.60%	44,952	12.10	to	12.06	543,337	2.39%	5.29%	to	5.07%
FKL TMPLT VIPT - TMPLT Developing Markets VIP Fund: Class 2 (FTVDM2)
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
2015	0.75%	to	2.65%	1,309,203	7.49	to	7.25	9,684,196	2.08%	-20.21%	to	-21.74%
2014	0.80%	to	2.65%	1,514,448	9.38	to	9.26	14,138,286	1.56%	-6.21%	to	-7.39%	****
FKL TMPLT VIPT - TMPLT Foreign VIP Fund: Class 2 (TIF2)
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
2015	0.75%	to	2.75%	2,173,064	8.07	to	16.30	43,409,518	3.27%	-7.19%	to	-9.07%
2014	0.75%	to	2.80%	2,504,890	8.69	to	17.81	54,170,708	2.75%	-13.09%	to	-13.62%	****
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
2015	0.40%	to	2.85%	13,724,392	9.49	to	9.20	126,165,269	7.94%	-4.69%	to	-7.03%
2014	0.40%	to	2.85%	14,019,187	9.95	to	9.89	136,868,159	7.06%	1.43%	to	-1.08%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
2015	0.40%	to	2.80%	7,830,285	18.82	to	10.42	89,375,175	3.00%	-6.59%	to	-8.84%
2014	0.40%	to	2.75%	7,315,810	20.15	to	11.47	90,348,947	2.69%	2.44%	to	0.02%
FKL TMPLT VIPT - FKL Strategic Income VIP Fund: Class 2 (FTVSI2)
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
2015	0.40%	to	0.60%	44,614	9.71	to	9.65	432,302	7.68%	-4.25%	to	-4.45%
2014	0.40%	to	0.60%	27,378	10.14	to	10.10	277,202	5.99%	1.45%	to	1.25%
JPM IT - JPM IT Mid Cap Value Portfolio: Class 1 (JPMMV1)
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
2015	0.80%	to	1.40%	546,122	26.04	to	24.26	13,376,443	1.02%	-3.43%	to	-4.02%
2014	0.80%	to	1.40%	629,150	26.96	to	25.28	16,042,419	0.79%	14.19%	to	13.50%
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%	****
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
2015	0.95%	to	2.20%	437,539	22.95	to	21.24	10,108,408	1.61%	-0.54%	to	-1.80%
2014	0.95%	to	2.20%	481,380	23.08	to	21.63	11,224,356	1.50%	7.21%	to	5.86%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
2015	0.40%	to	0.60%	17,758	14.09	to	14.02	249,785	0.84%	3.35%	to	3.14%
2014	0.40%	to	0.60%	9,705	13.64	to	13.59	132,135	0.02%	11.79%	to	11.57%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
2015	0.40%	to	2.50%	1,919,575	9.85	to	9.71	18,752,458	1.71%	-1.54%	to	-2.94%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
2015	0.40%	to	2.75%	5,899,324	15.97	to	25.96	147,320,830	1.22%	11.49%	to	8.86%
2014	0.40%	to	2.80%	6,633,166	14.32	to	23.70	149,619,507	0.03%	8.03%	to	5.43%
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%
2015	0.40%	to	2.85%	4,891,607	14.37	to	14.00	57,799,647	0.80%	4.23%	to	1.66%
2014	0.40%	to	2.75%	3,355,733	13.79	to	13.81	36,917,587	0.00%	8.91%	to	6.34%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
2015	0.75%	to	2.75%	2,950,471	8.92	to	21.21	51,209,149	0.51%	-9.49%	to	-11.31%
2014	0.75%	to	2.80%	3,311,550	9.86	to	23.77	63,697,356	5.76%	-12.76%	to	-14.56%
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
2015	0.40%	to	2.85%	2,211,426	7.49	to	7.26	16,012,703	1.36%	-20.38%	to	-22.34%
2014	0.40%	to	2.85%	1,378,884	9.41	to	9.35	12,697,617	4.80%	-5.02%	to	-6.46%	****
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) VIT II - MFS MA Investors Growth Stock Portfolio: SC (M2IGSS)
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
2015	0.95%	to	2.30%	633,135	9.77	to	9.66	6,156,386	0.46%	-2.34%	to	-3.36%	****
MFS(R) VIT - MFS New Discovery Series: SC (MNDSC)
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
2015	0.40%	to	2.80%	1,931,535	13.00	to	11.88	23,951,034	0.00%	-2.54%	to	-4.89%
2014	0.40%	to	2.65%	1,676,490	13.34	to	12.55	21,619,518	0.00%	-7.86%	to	-9.95%
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
2015	0.40%	to	0.60%	13,406	10.03	to	9.98	134,024	4.14%	-15.10%	to	-15.27%
2014	0.40%	to	0.60%	9,548	11.82	to	11.78	112,560	2.41%	12.02%	to	11.79%
MFS(R) VIT - MFS Value Series: SC (MVFSC)
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
2015	0.40%	to	2.95%	13,646,938	15.66	to	20.95	358,519,642	2.08%	-1.33%	to	-3.86%
2014	0.40%	to	3.05%	14,263,480	15.88	to	21.53	384,539,770	1.32%	9.76%	to	6.84%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
2015	0.40%	to	2.85%	13,447,782	16.56	to	14.39	208,365,511	1.84%	5.89%	to	3.29%
2014	0.40%	to	2.80%	11,397,673	15.64	to	13.96	168,757,596	1.84%	0.73%	to	-1.70%
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
2015	0.40%	to	2.40%	154,932	8.28	to	8.16	1,271,205	0.98%	-17.24%	to	-18.36%	****
MS VIF Inc - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
2015	0.80%	to	1.40%	163,055	13.35	to	12.59	2,069,088	3.56%	-1.45%	to	-2.04%
2014	0.80%	to	1.40%	197,375	13.54	to	12.85	2,562,783	2.72%	6.99%	to	6.35%
MS VIF Inc - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
2015	0.95%	to	2.55%	908,448	13.73	to	11.09	11,541,430	3.15%	-1.77%	to	-3.36%
2014	0.95%	to	2.55%	1,156,982	13.98	to	11.48	15,005,462	3.00%	6.54%	to	4.82%
MS VIF Inc - EM Debt Portfolio: Class I (MSEM)
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
2015	0.80%	to	1.40%	72,640	28.06	to	25.09	1,845,745	5.35%	-1.91%	to	-2.50%
2014	0.80%	to	1.40%	85,072	28.61	to	25.73	2,214,822	5.47%	2.10%	to	1.49%
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
2015	0.40%	to	2.05%	37,621	9.16	to	20.16	601,037	5.74%	-1.57%	to	-3.20%
2014	0.40%	to	2.05%	44,687	9.31	to	20.82	815,841	5.10%	2.48%	to	0.78%
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
2015	0.40%	to	2.55%	38,899	10.24	to	10.00	402,676	1.74%	-1.81%	to	-3.93%
2014	0.40%	to	2.55%	25,692	10.43	to	10.41	275,172	0.77%	13.40%	to	10.95%
Victory VIF - Diversified Stock Fund: Class A Shares (VYDS)
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
2015	1.15%	to	1.35%	18,880	20.35	to	19.85	378,872	0.57%	-4.23%	to	-4.42%
2014	1.15%	to	1.55%	23,756	21.25	to	20.29	497,599	0.89%	8.93%	to	8.49%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2018	0.60%			16,971	10.18			172,727	2.90%			1.78%	****
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
2015	0.40%	to	2.75%	6,439,133	10.16	to	9.81	64,293,500	2.75%	-0.26%	to	-2.61%
2014	1.15%	to	2.75%	2,143,787	10.15	to	10.07	21,714,913	2.24%	1.48%	to	0.71%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
2015	0.40%	to	2.85%	62,152,068	9.72	to	9.37	594,463,401	2.53%	-2.64%	to	-5.03%
2014	0.40%	to	2.85%	18,774,801	9.99	to	9.87	186,508,714	2.13%	-0.13%	to	-1.28%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class I (NVAMV1)
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
2015	0.80%	to	1.40%	2,093,055	22.27	to	21.39	45,007,584	2.30%	-5.04%	to	-5.62%
2014	0.80%	to	1.40%	2,467,526	23.45	to	22.66	56,170,444	1.99%	12.21%	to	11.54%
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
2015	0.40%	to	2.85%	7,354,304	22.60	to	19.14	154,374,620	2.21%	-4.82%	to	-7.17%
2014	0.40%	to	2.85%	7,970,170	23.74	to	20.62	177,443,963	1.84%	12.50%	to	9.73%
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
2015	0.40%	to	3.10%	375,976,645	20.16	to	12.25	5,391,012,966	1.44%	0.58%	to	-2.15%
2014	0.40%	to	3.10%	366,259,790	20.04	to	12.52	5,277,274,067	0.96%	4.57%	to	1.74%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
2015	0.40%	to	3.10%	172,807,397	11.71	to	9.71	1,965,834,351	1.41%	-0.63%	to	-3.32%
2014	0.40%	to	3.10%	152,420,112	11.78	to	10.04	1,761,545,398	1.28%	4.56%	to	1.72%
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%
2015	0.40%	to	2.85%	16,378,721	14.79	to	14.01	260,099,991	0.66%	6.12%	to	3.51%
2014	0.40%	to	2.85%	14,633,884	13.94	to	13.54	221,909,548	0.73%	1.43%	to	-1.07%
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
2015	0.40%	to	2.85%	27,464,041	15.25	to	13.38	416,565,768	0.73%	6.00%	to	3.39%
2014	0.40%	to	2.85%	25,379,860	14.39	to	12.95	367,777,799	0.46%	7.63%	to	4.99%
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
2015	0.40%	to	3.10%	165,263,144	15.30	to	11.47	2,181,652,320	0.86%	0.68%	to	-2.05%
2014	0.40%	to	3.10%	152,683,209	15.20	to	11.71	2,022,271,032	0.81%	9.79%	to	6.81%
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
2015	0.40%	to	2.55%	3,261,275	9.61	to	16.87	62,663,254	4.94%	-3.00%	to	-5.09%
2014	0.40%	to	2.75%	3,331,749	9.91	to	16.04	66,619,379	5.02%	-0.94%	to	-0.27%	****
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
2015	0.40%	to	1.40%	494,600	7.82	to	17.35	8,589,139	0.80%	-16.33%	to	-17.17%
2014	0.40%	to	1.40%	578,521	9.35	to	20.95	12,154,794	1.23%	-5.88%	to	-6.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT EM Fund: Class II (GEM2)
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
2015	0.75%	to	2.80%	2,110,360	8.04	to	20.19	50,910,242	0.47%	-16.86%	to	-18.58%
2014	0.75%	to	2.80%	2,054,838	9.68	to	24.80	59,811,178	1.26%	-3.23%	to	-8.37%	****
NW VIT - NVIT Intnl Equity Fund: Class I (GIG)
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
2015	0.40%	to	1.40%	1,434,332	10.75	to	12.95	18,728,602	0.48%	-3.44%	to	-4.41%
2014	0.40%	to	1.40%	1,638,422	11.13	to	13.55	22,381,242	2.55%	-0.85%	to	-1.84%
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
2015	0.40%	to	2.80%	4,786,711	9.50	to	7.59	39,980,311	0.29%	-3.61%	to	-5.93%
2014	0.40%	to	2.75%	4,306,729	9.86	to	8.10	37,716,834	3.65%	-1.12%	to	-3.45%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%
2015	0.80%	to	1.40%	5,502,381	13.51	to	12.89	71,326,597	0.76%	-1.87%	to	-2.46%
2014	0.80%	to	1.40%	6,161,181	13.76	to	13.22	81,826,962	0.87%	5.75%	to	5.11%
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
2015	0.40%	to	2.65%	2,018,042	13.63	to	11.55	25,411,230	0.66%	-1.59%	to	-3.81%
2014	0.40%	to	2.65%	2,346,283	13.85	to	12.01	30,361,971	0.75%	6.13%	to	3.74%
NW VIT - NB NVIT Socially Responsible Fund: Class I (NVNSR1)
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
2015	0.80%	to	1.40%	164,906	15.60	to	14.89	2,472,698	0.83%	-1.12%	to	-1.72%
2014	0.80%	to	1.40%	175,685	15.77	to	15.15	2,677,715	0.81%	9.72%	to	9.05%
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
2015	0.40%	to	2.95%	8,567,800	16.75	to	13.08	125,428,797	0.74%	-0.82%	to	-3.36%
2014	0.40%	to	3.05%	10,053,530	16.89	to	13.44	149,785,781	0.79%	10.07%	to	7.14%
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
2015	0.40%	to	2.70%	5,356,750	20.93	to	11.16	64,715,621	2.80%	-2.15%	to	-4.41%
2014	0.75%	to	2.75%	4,780,265	20.97	to	11.64	59,819,242	2.25%	3.71%	to	1.62%
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
2015	0.40%	to	3.10%	174,013,314	13.98	to	10.76	2,126,792,967	2.65%	-1.45%	to	-4.13%
2014	0.40%	to	3.10%	170,119,173	14.19	to	11.23	2,131,595,271	2.37%	3.88%	to	1.06%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
2015	0.40%	to	3.00%	217,431,242	14.52	to	11.02	2,697,751,014	2.99%	-1.72%	to	-4.29%
2014	0.40%	to	3.00%	230,201,524	14.78	to	11.52	2,934,450,319	2.44%	4.28%	to	1.56%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
2015	0.40%	to	2.85%	61,515,066	13.47	to	10.38	708,882,876	2.11%	-1.13%	to	-3.56%
2014	0.65%	to	2.85%	62,574,511	13.43	to	10.77	737,227,944	2.19%	2.66%	to	0.39%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
2015	0.40%	to	3.40%	218,892,033	14.27	to	10.62	2,699,910,291	2.81%	-1.46%	to	-4.43%
2014	0.40%	to	3.40%	229,287,740	14.48	to	11.11	2,900,569,131	2.39%	4.15%	to	1.01%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%
2015	0.40%	to	3.05%	29,878,087	14.59	to	10.90	366,262,797	3.03%	-1.90%	to	-4.51%
2014	0.75%	to	3.05%	31,438,275	14.55	to	11.42	397,258,417	2.42%	3.78%	to	1.37%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
2015	0.40%	to	2.95%	68,111,828	13.64	to	10.73	819,912,745	2.47%	-1.46%	to	-3.98%
2014	0.40%	to	2.95%	69,676,994	13.84	to	11.18	859,787,324	2.36%	3.67%	to	1.01%
NW VIT - NVIT Core Bond Fund: Class I (NVCBD1)
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
2015	0.80%	to	1.40%	233,064	12.80	to	12.22	2,862,984	2.97%	-1.51%	to	-2.11%
2014	0.80%	to	1.40%	271,564	12.99	to	12.48	3,406,018	3.45%	4.21%	to	3.58%
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
2015	0.40%	to	2.95%	8,086,301	13.14	to	10.61	95,953,153	2.73%	-1.28%	to	-3.80%
2014	0.40%	to	3.05%	8,368,425	13.31	to	10.95	101,507,614	2.38%	4.26%	to	1.49%
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
2015	0.40%	to	2.65%	5,081,927	14.37	to	11.81	65,587,568	1.54%	-0.92%	to	-3.15%
2014	0.40%	to	2.70%	4,904,620	14.50	to	12.15	64,579,296	2.30%	4.46%	to	2.05%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
2015	0.80%	to	1.40%	1,468,479	33.45	to	36.12	121,497,169	1.19%	0.13%	to	-0.48%
2014	0.80%	to	1.40%	1,636,013	33.40	to	36.29	135,171,460	1.15%	11.25%	to	10.58%
NW VIT - NVIT NW Fund: Class II (TRF2)
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%
2015	0.40%	to	2.95%	5,584,163	14.07	to	16.67	120,383,706	0.93%	0.26%	to	-2.31%
2014	0.40%	to	3.05%	6,491,200	14.04	to	16.86	140,987,217	0.87%	11.37%	to	8.41%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
2015	0.40%	to	2.95%	14,815,954	12.35	to	10.43	236,767,960	1.67%	-0.51%	to	-3.06%
2014	0.40%	to	3.05%	16,944,271	12.41	to	10.63	271,504,303	1.93%	4.15%	to	1.38%
NW VIT - NVIT Intnl Index Fund: Class II (GVIX2)
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
2015	0.40%	to	0.60%	29,332	10.21	to	10.16	298,906	3.39%	-1.65%	to	-1.85%
2014	0.40%			5,529	10.39			57,426	3.50%	-6.50%
NW VIT - NVIT Intnl Index Fund: Class VIII (GVIX8)
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%
2015	0.40%	to	2.65%	5,462,717	9.04	to	8.38	50,837,544	2.14%	-1.78%	to	-4.00%
2014	0.65%	to	2.65%	4,101,560	8.92	to	8.73	39,378,317	3.12%	-6.80%	to	-8.67%
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
2015	0.40%	to	2.95%	8,101,133	21.26	to	18.12	183,423,552	1.36%	-1.39%	to	-3.92%
2014	0.40%	to	3.05%	9,151,603	21.56	to	18.63	212,106,942	1.59%	4.57%	to	1.78%
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
2015	0.40%	to	2.95%	87,448,829	16.26	to	13.68	1,323,221,002	1.76%	-0.57%	to	-3.12%
2014	0.40%	to	2.95%	79,083,321	16.36	to	14.12	1,215,729,285	1.79%	4.17%	to	1.50%
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
2015	0.40%	to	2.65%	83,811,605	18.51	to	15.90	1,442,283,040	1.55%	-0.93%	to	-3.17%
2014	0.40%	to	3.00%	84,721,057	18.69	to	16.08	1,487,768,339	1.71%	4.79%	to	2.06%
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
2015	0.60%	to	2.80%	46,933,158	13.03	to	11.49	647,698,253	1.73%	-0.34%	to	-2.54%
2014	0.60%	to	2.75%	47,834,340	13.07	to	11.87	667,796,025	1.80%	3.27%	to	1.03%
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
2015	0.40%	to	3.00%	133,428,382	13.52	to	14.84	2,440,679,096	1.57%	-0.73%	to	-3.32%
2014	0.40%	to	3.00%	143,660,270	13.62	to	15.35	2,678,450,645	1.66%	4.76%	to	2.03%
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
2015	0.40%	to	3.05%	40,552,102	13.49	to	16.62	868,125,115	1.39%	-1.13%	to	-3.76%
2014	0.40%	to	3.05%	46,994,555	13.65	to	17.27	1,026,988,892	1.61%	4.54%	to	1.76%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
2015	0.40%	to	3.00%	50,084,778	13.22	to	13.11	808,694,181	1.65%	-0.43%	to	-3.03%
2014	0.40%	to	3.00%	52,322,609	13.27	to	13.51	858,154,256	1.80%	4.32%	to	1.60%
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
2015	0.40%	to	2.75%	5,257,305	18.11	to	25.32	155,396,682	1.13%	-2.92%	to	-5.21%
2014	0.40%	to	2.75%	4,963,956	18.66	to	26.71	152,227,565	1.10%	8.98%	to	6.41%
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
2015	0.40%	to	2.85%	50,544,180	9.89	to	8.01	590,994,138	0.00%	-0.40%	to	-2.85%
2014	0.40%	to	2.90%	52,507,000	9.93	to	8.20	618,897,252	0.00%	-0.40%	to	-2.90%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class I (NVMIG1)
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
2015	0.80%	to	1.40%	2,745,069	9.62	to	9.52	26,162,417	0.68%	-1.29%	to	-1.88%
2014	0.80%	to	1.40%	3,252,855	9.74	to	9.70	31,573,613	1.05%	-2.58%	to	-2.99%	****
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
2015	0.40%	to	2.95%	11,631,797	12.12	to	9.34	121,523,376	0.12%	-1.05%	to	-3.59%
2014	0.40%	to	3.05%	13,009,367	12.25	to	9.62	138,699,946	2.12%	-1.75%	to	-4.36%
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class I (GVDIVI)
2018	0.80%	to	1.40%	245,331	8.92	to	8.67	2,133,871	4.09%	-17.83%	to	-18.33%
2017	0.80%	to	1.40%	297,403	10.85	to	10.61	3,164,246	2.68%	21.94%	to	21.21%
2016	0.80%	to	1.40%	343,303	8.90	to	8.76	3,011,220	3.00%	4.39%	to	3.76%
2015	0.80%	to	1.40%	394,375	8.53	to	8.44	3,331,749	1.22%	-5.88%	to	-6.45%
2014	0.80%	to	1.40%	451,831	9.06	to	9.02	4,077,594	1.77%	-9.42%	to	-9.80%	****
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
2018	0.40%	to	2.85%	3,238,080	8.98	to	11.78	46,546,043	4.15%	-17.67%	to	-19.71%
2017	0.40%	to	2.85%	3,357,520	10.91	to	14.67	59,286,156	2.40%	22.05%	to	19.05%
2016	0.40%	to	2.85%	3,854,051	8.94	to	12.32	56,323,559	2.61%	4.56%	to	2.00%
2015	0.40%	to	2.85%	3,936,869	8.55	to	12.08	55,722,655	1.02%	-5.72%	to	-8.04%
2014	0.40%	to	2.85%	3,915,281	9.07	to	13.14	59,443,203	2.68%	-9.34%	to	-12.25%	****
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
2015	0.80%	to	1.40%	621,350	15.60	to	14.89	9,315,584	0.45%	2.61%	to	1.99%
2014	0.80%	to	1.40%	708,684	15.20	to	14.60	10,408,893	0.47%	9.55%	to	8.89%
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
2015	0.40%	to	2.95%	8,107,986	15.92	to	12.95	117,161,971	0.22%	2.72%	to	0.09%
2014	0.40%	to	3.05%	8,723,839	15.50	to	12.85	124,086,141	0.24%	9.71%	to	6.79%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2018	0.80%	to	1.40%	171,784	18.59	to	17.63	3,047,188	1.42%	-12.30%	to	-12.83%
2017	0.80%	to	1.40%	211,341	21.19	to	20.23	4,296,820	1.45%	13.62%	to	12.94%
2016	0.80%	to	1.40%	222,753	18.65	to	17.91	4,009,163	1.85%	15.42%	to	14.73%
2015	0.80%	to	1.40%	250,352	16.16	to	15.61	3,923,567	1.22%	-3.93%	to	-4.51%
2014	0.80%	to	1.40%	296,761	16.82	to	16.35	4,868,741	1.21%	9.63%	to	8.97%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2018	0.40%	to	2.85%	4,631,844	17.25	to	12.45	66,448,526	1.20%	-12.15%	to	-14.32%
2017	0.40%	to	2.85%	5,374,554	19.63	to	14.53	88,652,631	1.17%	13.90%	to	11.11%
2016	0.40%	to	2.85%	6,504,812	17.24	to	13.08	95,485,885	1.79%	15.58%	to	12.75%
2015	0.40%	to	2.80%	6,048,438	14.91	to	11.64	77,594,537	1.01%	-3.82%	to	-6.14%
2014	0.40%	to	2.75%	5,883,975	15.50	to	12.45	79,361,366	1.09%	9.80%	to	7.21%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
2015	0.80%	to	1.40%	11,576,148	15.11	to	14.43	168,141,797	0.00%	-0.98%	to	-1.58%
2014	0.80%	to	1.40%	12,805,808	15.26	to	14.66	188,821,261	0.00%	3.20%	to	2.58%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
2015	0.40%	to	2.95%	8,659,725	14.99	to	12.53	121,110,111	0.00%	-0.74%	to	-3.29%
2014	0.40%	to	3.05%	8,653,958	15.10	to	12.87	123,447,811	0.00%	3.31%	to	0.56%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
2015	0.40%	to	0.60%	14,266	13.41	to	13.34	191,283	2.26%	-3.14%	to	-3.33%
2014	0.40%			1,719	13.85			23,808	1.99%	16.68%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
2015	0.40%	to	2.95%	16,383,590	18.39	to	14.69	271,418,395	1.16%	-3.27%	to	-5.75%
2014	0.65%	to	3.05%	18,226,226	18.22	to	15.48	315,118,479	1.36%	16.26%	to	13.45%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
2015	0.80%	to	1.40%	608,574	11.46	to	10.42	6,436,694	0.00%	-0.05%	to	-0.65%
2014	0.80%	to	1.40%	608,105	11.46	to	10.49	6,466,067	0.00%	1.99%	to	1.37%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
2015	0.40%	to	2.80%	1,375,061	14.43	to	17.12	29,882,885	0.00%	0.13%	to	-2.29%
2014	0.40%	to	2.80%	1,159,126	14.41	to	17.52	25,535,194	0.00%	2.13%	to	-0.33%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
2015	0.40%	to	1.40%	920,025	12.49	to	32.29	29,770,072	0.68%	-6.40%	to	-7.34%
2014	0.40%	to	1.40%	1,020,116	13.34	to	34.85	35,935,394	0.51%	6.59%	to	5.52%
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
2015	0.40%	to	2.75%	1,128,122	17.66	to	23.53	34,331,477	0.47%	-6.66%	to	-8.87%
2014	0.40%	to	2.75%	1,133,233	18.92	to	25.82	37,480,517	0.29%	6.34%	to	3.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
2015	0.40%	to	1.40%	1,264,093	12.71	to	51.99	65,157,947	0.36%	-2.03%	to	-3.01%
2014	0.40%	to	1.40%	1,418,968	12.98	to	53.60	75,492,828	0.16%	0.41%	to	-0.60%
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
2015	0.40%	to	2.65%	1,435,176	15.87	to	24.84	40,859,982	0.14%	-2.29%	to	-4.50%
2014	0.40%	to	2.65%	1,594,729	16.24	to	26.00	47,011,896	0.00%	0.15%	to	-2.11%
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
2015	0.40%	to	2.85%	13,639,542	12.92	to	11.83	204,957,701	1.99%	-3.28%	to	-5.66%
2014	0.40%	to	2.80%	13,686,203	13.35	to	12.62	213,806,609	3.24%	3.47%	to	0.97%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%
2015	0.40%	to	2.75%	12,236,451	11.15	to	9.26	124,426,225	1.69%	-0.74%	to	-3.08%
2014	0.40%	to	2.80%	11,240,208	11.23	to	9.52	116,324,594	1.04%	0.09%	to	-2.32%
NW VIT - NVIT Dynamic US Growth Fund: Class I (NVOLG1)
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
2015	0.80%	to	1.40%	14,295,494	24.43	to	23.46	337,050,583	0.62%	4.25%	to	3.62%
2014	0.80%	to	1.40%	16,100,387	23.43	to	22.64	366,069,572	0.71%	7.93%	to	7.28%
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
2015	0.40%	to	2.85%	9,578,573	24.67	to	20.90	219,506,281	0.37%	4.40%	to	1.84%
2014	0.40%	to	2.80%	10,506,727	23.63	to	20.58	233,232,813	0.45%	8.13%	to	5.52%
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
2015	0.40%	to	2.95%	14,993,808	14.98	to	12.60	208,223,888	1.84%	-4.29%	to	-6.74%
2014	0.40%	to	3.05%	15,012,122	15.65	to	13.43	220,101,327	3.59%	-8.51%	to	-10.95%
NW VIT - BR NVIT Equity Dividend Fund: Class I (EIF)
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
2015	0.40%	to	0.60%	22,472	12.16	to	12.10	273,070	1.35%	-6.67%	to	-6.86%
2014	0.40%	to	0.60%	34,050	13.03	to	12.99	443,482	2.30%	8.73%	to	8.51%
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
2015	0.40%	to	2.95%	7,132,894	14.86	to	17.50	162,129,967	1.55%	-6.89%	to	-9.27%
2014	0.40%	to	3.05%	7,305,999	15.96	to	19.06	180,247,716	1.28%	8.49%	to	5.60%
NW VIT - NVIT Real Estate Fund: Class I (NVRE1)
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
2015	0.80%	to	1.40%	3,980,586	14.02	to	13.38	53,571,068	2.51%	-6.11%	to	-6.68%
2014	0.80%	to	1.40%	4,693,279	14.93	to	14.34	67,636,763	2.95%	27.85%	to	27.08%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
2015	0.40%	to	2.85%	7,214,889	28.60	to	11.69	93,363,754	2.38%	-6.04%	to	-8.35%
2014	0.40%	to	2.85%	8,086,103	30.43	to	12.75	112,777,865	3.07%	28.09%	to	24.94%
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
2018	0.40%	to	2.50%	1,200,259	12.55	to	11.13	13,865,261	1.85%	-8.19%	to	-10.14%
2017	0.40%	to	2.50%	696,475	13.67	to	12.38	8,938,477	1.42%	13.38%	to	10.99%
2016	0.40%	to	2.45%	612,499	12.06	to	11.18	7,018,150	1.38%	8.33%	to	6.11%
2015	0.40%	to	2.40%	474,175	11.13	to	10.55	5,086,004	3.11%	-2.15%	to	-4.12%
2014	0.40%	to	1.80%	125,679	11.38	to	11.11	1,401,443	3.20%	1.45%	to	0.03%
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
2018	0.40%	to	2.55%	1,144,692	13.17	to	11.64	14,081,019	1.96%	-10.55%	to	-12.49%
2017	0.40%	to	2.55%	740,582	14.72	to	13.30	10,290,649	2.44%	17.41%	to	14.89%
2016	1.15%	to	2.40%	320,782	12.20	to	11.64	3,833,860	1.84%	10.11%	to	8.72%
2015	1.30%	to	2.40%	170,818	11.03	to	10.71	1,861,135	5.84%	-4.42%	to	-5.48%
2014	1.60%	to	1.80%	13,188	11.48	to	11.45	151,431	1.86%	1.48%	to	1.27%
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
2015	0.40%	to	2.85%	91,651,481	10.51	to	9.84	935,119,776	1.21%	-5.26%	to	-7.59%
2014	0.40%	to	2.75%	69,392,456	11.10	to	10.66	755,595,648	3.76%	0.61%	to	-1.76%
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%
2015	0.40%	to	2.85%	45,300,352	10.57	to	9.89	464,991,727	1.31%	-4.68%	to	-7.02%
2014	0.40%	to	2.85%	34,616,610	11.09	to	10.64	376,761,705	3.64%	1.85%	to	-0.65%
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
2015	0.40%	to	2.85%	65,985,280	10.48	to	9.81	671,610,820	1.87%	-4.34%	to	-6.69%
2014	0.40%	to	2.50%	43,498,040	10.96	to	10.58	467,813,783	1.87%	1.33%	to	-0.81%
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
2015	0.40%	to	2.85%	33,773,880	10.55	to	9.87	345,921,135	1.67%	-3.63%	to	-6.00%
2014	0.40%	to	2.85%	24,393,200	10.94	to	10.50	262,077,939	2.20%	2.05%	to	-0.46%
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
2015	0.40%	to	2.80%	3,214,294	12.48	to	11.69	38,783,835	1.30%	-5.26%	to	-7.55%
2014	0.40%	to	2.80%	1,861,847	13.17	to	12.64	24,010,339	1.25%	4.13%	to	1.62%
NW VIT - NVIT S&P 500 Index Fund: Class II (GVEX2)
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
2015	0.40%	to	2.85%	22,546,059	13.33	to	12.47	290,326,944	2.08%	0.54%	to	-1.93%
2014	0.40%	to	2.85%	12,997,434	13.26	to	12.72	168,655,614	2.77%	12.62%	to	9.85%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****
2015	1.15%	to	2.50%	5,340,045	9.29	to	9.23	49,503,692	0.00%	-7.15%	to	-7.74%	****
NB AMT - SD Bond Portfolio: I Class Shares (AMTB)
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
2015	0.40%	to	2.90%	8,637,198	10.61	to	8.53	99,694,654	1.36%	-0.22%	to	-2.72%
2014	0.40%	to	2.95%	10,327,433	10.63	to	8.72	119,826,653	1.57%	0.21%	to	-2.36%
NB AMT - Intnl Equity Portfolio: S Class Shares (AMINS)
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
2015	1.50%	to	2.25%	7,363	13.46	to	12.41	96,067	1.00%	0.00%	to	-0.76%
2014	1.50%	to	2.00%	3,270	13.46	to	12.82	43,160	0.21%	-4.73%	to	-5.21%
NB AMT - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
2015	0.80%	to	2.50%	108,418	9.59	to	26.03	3,145,377	0.00%	-4.12%	to	-1.53%	****
NB AMT - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
2015	0.80%	to	2.65%	879,767	21.55	to	20.74	21,369,110	0.54%	-1.26%	to	-3.10%
2014	0.80%	to	2.65%	1,041,973	21.82	to	21.40	25,709,625	0.36%	9.50%	to	7.46%
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
2015	1.10%	to	2.50%	2,958,757	9.22	to	9.01	27,034,360	0.90%	1.97%	to	0.53%
2014	1.10%	to	2.55%	1,107,744	9.05	to	8.96	9,982,341	0.24%	-9.54%	to	-10.43%	****
OVAF - Oppenheimer Conservative Balanced Fund/VA: Non-Service Shares (OVMS)
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
2015	0.80%	to	1.40%	1,007,502	24.74	to	25.02	31,121,933	2.25%	0.02%	to	-0.58%
2014	0.80%	to	1.40%	1,097,053	24.74	to	25.17	34,056,066	2.05%	7.33%	to	6.68%
OVAF - Oppenheimer Total Return Bond Fund/VA: Non-Service Shares (OVB)
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
2015	0.80%	to	1.40%	1,172,022	16.07	to	15.54	23,357,188	4.09%	0.15%	to	-0.45%
2014	0.80%	to	1.40%	1,314,492	16.05	to	15.61	26,398,467	5.25%	6.41%	to	5.76%
OVAF - Oppenheimer Global Fund/VA: Non-Service Shares (OVGS)
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
2015	0.40%	to	1.40%	2,550,963	12.15	to	52.78	144,093,681	1.31%	3.53%	to	2.49%
2014	0.40%	to	1.40%	2,845,391	11.74	to	51.50	155,455,199	1.23%	1.88%	to	0.86%
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
2015	0.75%	to	2.80%	3,696,242	10.44	to	24.06	109,407,218	1.07%	2.89%	to	0.77%
2014	0.75%	to	2.75%	3,464,478	10.14	to	24.02	100,955,252	1.18%	1.42%	to	-0.75%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
OVAF - Oppenheimer Intnl Growth Fund/VA: Non-Service Shares (OVIG)
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
2015	0.40%	to	0.60%	54,413	10.99	to	10.94	597,685	1.32%	3.02%	to	2.81%
2014	0.40%	to	0.60%	76,193	10.67	to	10.64	811,521	1.18%	-7.59%	to	-7.78%
OVAF - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares (OVGI)
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
2015	0.40%	to	1.40%	774,547	13.72	to	15.10	11,780,983	0.92%	2.91%	to	1.88%
2014	0.40%	to	1.40%	925,786	13.33	to	14.82	13,839,721	0.81%	10.26%	to	9.15%
OVAF - Oppenheimer Main Street Fund(R)/VA: Service Shares (OVGIS)
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
2015	0.40%	to	2.95%	8,384,656	16.01	to	18.24	196,070,657	0.65%	2.69%	to	0.07%
2014	0.40%	to	3.05%	9,304,134	15.59	to	18.01	214,327,255	0.58%	9.96%	to	7.03%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares (OVSC)
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
2015	0.80%	to	1.40%	425,587	16.65	to	15.70	6,736,763	0.91%	-6.65%	to	-7.22%
2014	0.80%	to	1.40%	484,310	17.83	to	16.92	8,257,676	0.92%	11.04%	to	10.37%
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
2015	0.40%	to	2.85%	2,845,336	18.24	to	25.09	90,672,952	0.64%	-6.47%	to	-8.77%
2014	0.40%	to	2.80%	2,686,320	19.50	to	27.67	92,701,568	0.63%	11.21%	to	8.53%
OVAF - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares (OVAG)
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%
2015	0.80%	to	1.40%	1,168,293	9.84	to	8.95	10,612,710	0.00%	5.75%	to	5.11%
2014	0.80%	to	1.40%	1,096,038	9.31	to	8.52	9,459,072	0.00%	4.94%	to	4.30%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%
2015	0.80%	to	1.40%	190,671	9.96	to	9.77	1,868,234	6.99%	-3.04%	to	-3.63%
2014	0.80%	to	1.40%	131,093	10.27	to	10.14	1,331,560	4.53%	2.02%	to	1.40%
OVAF - Oppenheimer Global Strategic Income Fund/VA: Service Shares (OVSBS)
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
2015	0.75%	to	2.45%	964,234	9.89	to	9.36	9,324,026	5.31%	-3.22%	to	-4.88%
2014	0.85%	to	2.75%	911,480	10.20	to	9.78	9,167,050	3.90%	1.62%	to	-0.33%
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
2015	0.40%	to	2.75%	4,507,663	8.78	to	8.84	41,502,382	3.17%	-9.55%	to	-11.69%
2014	0.40%	to	2.60%	4,859,868	9.71	to	10.05	50,089,678	5.16%	0.05%	to	-2.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
2015	0.40%	to	2.75%	1,869,995	11.59	to	9.88	20,050,860	1.41%	-7.55%	to	-9.73%
2014	0.40%	to	2.75%	1,884,511	12.54	to	10.95	22,098,472	2.00%	-0.10%	to	-2.46%
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
2015	0.40%	to	2.95%	36,964,975	12.17	to	10.24	417,352,491	3.37%	-0.19%	to	-2.75%
2014	0.40%	to	3.05%	35,370,950	12.19	to	10.47	404,377,325	1.04%	0.35%	to	-2.32%
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
2015	0.40%	to	2.85%	29,606,252	11.10	to	9.88	311,201,240	4.92%	-0.07%	to	-2.52%
2014	0.40%	to	2.85%	28,020,955	11.11	to	10.14	298,250,943	2.12%	3.75%	to	1.20%
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
2015	0.40%	to	0.60%	11,828	5.37	to	5.34	63,449	4.21%	-25.96%	to	-26.11%
2014	0.40%	to	0.60%	11,020	7.25	to	7.22	79,854	0.33%	-18.95%	to	-19.11%
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%
2015	0.40%	to	2.50%	529,314	9.05	to	8.55	4,624,115	5.22%	-2.76%	to	-4.81%
2014	0.40%	to	2.50%	525,844	9.30	to	8.98	4,790,708	5.27%	1.00%	to	-1.13%
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
2015	0.40%	to	0.60%	8,419	10.18	to	10.12	85,656	4.24%	-2.16%	to	-2.36%
2014	0.40%	to	0.60%	6,985	10.40	to	10.37	72,550	4.92%	2.82%	to	2.61%
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Administrative Class (PMVFHA)
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016	0.40%			10,635			11.46	121,889	1.40%			6.06%
2015	0.40%	to	0.60%	12,103	10.81	to	10.75	130,620	3.29%	-0.11%	to	-0.31%
2014	0.40%	to	0.60%	10,527	10.82	to	10.78	113,773	1.56%	10.71%	to	10.49%
PIMCO VIT - Real Return Portfolio - Advisor Class (PMVRA)
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
2015	0.40%	to	0.60%	15,317	8.90	to	8.85	136,240	5.77%	-3.19%	to	-3.38%
2014			0.40%	5,579			9.19	51,261	1.15%			2.58%
GMS VIT - GMS Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017	0.40%			34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
2015	0.40%	to	0.60%	9,328	12.83	to	12.76	119,599	0.04%	-2.88%	to	-3.08%
2014	0.40%	to	0.60%	1,553	13.21	to	13.17	20,519	0.62%	6.26%	to	6.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
2015	0.40%	to	2.85%	742,713	10.17	to	10.31	8,004,019	0.09%	-6.19%	to	-8.50%
2014	0.40%	to	2.85%	571,852	10.84	to	11.27	6,651,026	0.04%	3.53%	to	0.98%
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)
2017			0.40%	1,343			9.62	12,919	0.69%			-2.71%
2016			0.40%	770			9.89	7,614	2.04%			0.34%
2015			0.40%	770			9.85	7,588	0.87%			-1.45%	****
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****
Putnam VT - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam VT - Putnam VT Intnl Equity Fund: Class IB (PVTIGB)
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
2015	1.15%	to	2.05%	11,987	18.56	to	16.53	211,545	1.27%	-1.01%	to	-1.91%
2014	1.15%	to	2.05%	14,651	18.75	to	16.85	262,993	0.95%	-7.85%	to	-8.69%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
2015	0.40%	to	0.60%	25,239	11.41	to	11.34	287,775	0.73%	-12.15%	to	-12.33%
2014	0.40%	to	0.60%	27,191	12.98	to	12.94	352,960	0.22%	2.83%	to	2.62%
GGH Variable Fund - Long Short Equity Fund (RSRF)
2018	0.40%			565			9.26	5,233	0.00%			-7.38%	****
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
2015	0.40%	to	2.55%	1,522,175	10.54	to	9.95	15,522,554	0.68%	1.44%	to	-0.75%
2014	0.40%	to	2.55%	1,396,728	10.39	to	10.02	14,238,125	0.00%	4.24%	to	1.99%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
2015	0.40%	to	2.85%	9,260,603	33.40	to	29.01	289,485,338	0.00%	12.02%	to	9.27%
2014	0.40%	to	2.85%	7,927,446	29.82	to	26.55	223,976,343	0.00%	30.70%	to	27.49%
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%
2015	0.40%	to	2.80%	3,711,701	6.06	to	5.17	20,106,760	0.03%	-33.89%	to	-35.49%
2014	0.40%	to	2.75%	3,558,339	9.16	to	8.03	29,517,875	0.00%	-19.67%	to	-21.57%
VanEck VIPT - Unconstrained EM Bond Fund: Initial Class (VWBF)
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
2015	0.80%	to	1.40%	391,393	17.34	to	17.42	7,975,891	6.65%	-13.78%	to	-14.30%
2014	0.80%	to	1.40%	435,528	20.11	to	20.33	10,362,989	5.18%	1.37%	to	0.75%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VanEck VIPT - EM Fund: Initial Class (VWEM)
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
2015	0.80%	to	1.40%	809,875	24.23	to	21.59	17,743,844	0.57%	-14.68%	to	-15.20%
2014	0.80%	to	1.40%	937,328	28.40	to	25.45	24,198,355	0.53%	-1.21%	to	-1.81%
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
2015	0.75%	to	2.75%	1,147,129	5.69	to	5.28	17,634,850	0.03%	-33.95%	to	-35.28%
2014	0.75%	to	2.75%	1,659,729	8.61	to	8.15	34,873,233	0.10%	-19.71%	to	-21.33%
Ivy VIP - PF Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
2015	0.40%	to	0.60%	898,769	11.09	to	11.04	9,959,012	0.00%	-1.10%	to	-1.30%
2014	0.40%	to	0.60%	637,519	11.21	to	11.18	7,144,816	1.73%	3.49%	to	3.28%
Ivy VIP - PF Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
2015	0.40%	to	0.60%	219,006	10.81	to	10.76	2,365,851	0.00%	-0.92%	to	-1.12%
2014	0.40%	to	0.60%	110,570	10.91	to	10.88	1,205,387	0.77%	2.65%	to	2.44%
Ivy VIP - PF Moderate - Managed Volatility: Class II (WRPMMV)
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
2015	0.40%	to	0.60%	581,842	11.02	to	10.97	6,406,819	0.00%	-0.82%	to	-1.02%
2014	0.40%	to	0.60%	449,506	11.11	to	11.08	4,992,354	0.81%	3.34%	to	3.13%
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
2015	0.40%	to	2.85%	16,605,015	15.21	to	12.88	231,807,691	0.36%	-8.71%	to	-10.96%
2014	0.40%	to	2.85%	16,864,654	16.66	to	14.47	261,526,326	0.47%	-5.64%	to	-7.97%
Ivy VIP - Energy: Class II (WRENG)
2018	0.40%			372	6.30			2,343	0.00%			-37.01%	****
Ivy VIP - High Income: Class II (WRHIP)
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
2015	0.40%	to	2.85%	7,441,642	9.82	to	10.33	80,299,007	6.52%	-6.88%	to	-9.17%
2014	0.40%	to	2.80%	7,890,294	10.55	to	11.39	92,712,517	5.10%	1.50%	to	-0.95%
Ivy VIP - Mid Cap Growth: Class II (WRMCG)
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
2015	0.40%	to	2.85%	5,000,233	13.22	to	12.06	63,141,063	0.00%	-6.16%	to	-8.47%
2014	0.40%	to	2.85%	4,185,462	14.08	to	13.18	57,044,940	0.00%	7.44%	to	4.80%
Ivy VIP - PF Aggressive: Class II (WRPAP)
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017	0.60%			584	15.12			8,833	0.50%	19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	4.18%
2015	0.40%	to	0.60%	3,648	12.25	to	12.19	44,650	2.76%	-0.06%	to	-0.26%
2014	0.40%	to	0.60%	3,358	12.26	to	12.22	41,162	0.12%	4.44%	to	4.23%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy VIP - PF Conservative: Class II (WRPCP)
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
2015	0.40%	to	0.60%	248,999	13.67	to	13.51	3,404,241	1.15%	0.05%	to	-0.15%
2014	0.40%	to	0.60%	234,969	13.67	to	13.53	3,211,436	1.09%	2.98%	to	2.77%
Ivy VIP - PF Moderate: Class II (WRPMP)
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
2015	0.40%	to	0.60%	2,066,616	15.02	to	14.83	31,022,321	1.68%	-0.08%	to	-0.28%
2014	0.40%	to	0.60%	2,132,566	15.03	to	14.87	32,040,936	1.03%	3.82%	to	3.61%
Ivy VIP - PF Moderately Aggressive: Class II (WRPMAP)
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%
2015	0.40%	to	0.60%	3,272,222	15.63	to	15.44	51,134,710	2.26%	-0.34%	to	-0.54%
2014	0.40%	to	0.60%	3,277,315	15.68	to	15.52	51,389,608	1.04%	4.20%	to	3.99%
Ivy VIP - PF Moderately Conservative: Class II (WRPMCP)
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
2015	0.40%	to	0.60%	521,289	14.39	to	14.22	7,500,314	1.49%	-0.07%	to	-0.27%
2014	0.40%	to	0.60%	526,562	14.40	to	14.25	7,582,097	0.98%	3.46%	to	3.26%
WF VT - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%
2015	0.40%	to	2.85%	3,360,935	24.01	to	19.19	73,872,903	0.00%	-3.27%	to	-5.65%
2014	0.40%	to	2.75%	2,922,620	24.82	to	20.55	67,222,496	0.00%	-2.27%	to	-4.58%
WF VT - VT Omega Growth Fund: Class 2 (WFVOG2)
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
2015	1.15%	to	1.75%	1,680	19.95	to	19.30	33,009	0.00%	0.18%	to	-0.43%
2014	1.15%	to	1.75%	2,235	19.91	to	19.38	43,856	0.00%	2.67%	to	2.05%
Huntington VA Intnl Equity Fund (obsolete) (HVIE)
2014	0.40%	to	2.65%	1,319,092	11.76	to	10.69	14,796,809	2.13%	-7.06%	to	-9.16%
Putnam VT - Putnam VT Growth & Income Fund: Class IB (obsolete) (PVGIB)
2016	1.05%	to	2.10%	77,968	20.58	to	19.56	1,664,605	1.84%	13.81%	to	12.61%
2015	1.05%	to	2.45%	104,940	18.08	to	16.60	1,965,355	1.87%	-8.50%	to	-9.79%
2014	1.05%	to	2.45%	120,962	19.76	to	18.40	2,483,981	1.36%	9.57%	to	8.02%
WF VT - VT Small Cap Value Fund: Class 2 (obsolete) (WFVSMV)
2014	1.10%			631	11.53			7,278	0.35%	3.31%
WF VT - VT Total Return Bond Fund: Class 2 (obsolete) (WFVTRB)
2015	1.15%	to	1.25%	21,348	14.46	to	14.30	305,653	1.28%	-1.02%	to	-1.12%
2014	1.15%	to	1.25%	21,348	14.61	to	14.46	309,073	1.36%	4.37%	to	4.27%
Putnam VT - Putnam VT Voyager Fund: Class IB (obsolete) (PVTVB)
2015	0.95%	to	2.20%	55,063	20.48	to	19.13	1,160,971	1.25%	-7.00%	to	-8.18%
2014	0.95%	to	2.25%	96,479	22.03	to	20.71	2,194,180	0.80%	8.68%	to	7.25%
FKL TMPLT VIPT - FKL High Income VIP Fund: Class 2 (obsolete) (FTVHI2)
2016	0.40%	to	0.60%	19,397	10.74	to	10.66	207,191	6.75%	16.48%	to	16.25%
2015	0.40%	to	0.60%	16,935	9.22	to	9.17	155,574	2.28%	-9.49%	to	-9.67%
2014	0.40%	to	0.60%	57,693	10.19	to	10.15	587,183	3.84%	-0.42%	to	-0.62%
MFS(R) VIT - MFS Investors Growth Stock Series: SC (obsolete) (MIGSC)
2014	0.95%	to	2.55%	315,243	21.12	to	21.19	7,570,883	0.28%	10.06%	to	8.28%
FID VIPs Fund - VIP High Income Portfolio: Initial Class R (obsolete) (FHIPR)
2014	0.80%	to	1.40%	1,207,106	14.59	to	13.92	16,905,415	5.42%	0.37%	to	-0.24%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Overseas Portfolio: Initial Class R (obsolete) (FOPR)
2014	0.80%	to	1.40%	1,359,984	18.26	to	16.91	23,251,418	1.30%	-8.83%	to	-9.38%
FID VIPs Fund - VIP Overseas Portfolio: SC 2R (obsolete) (FO2R)
2014	0.40%	to	2.85%	5,519,852	9.51	to	12.69	79,903,490	1.16%	-8.68%	to	-10.92%
NW VIT - NVIT Growth Fund: Class I (obsolete) (CAF)
2015	0.40%	to	1.40%	1,160,643	13.76	to	27.09	34,653,285	0.34%	4.25%	to	3.20%
2014	0.40%	to	1.40%	1,270,746	13.20	to	26.25	36,871,450	0.35%	10.88%	to	9.77%
NW VIT - NVIT Growth Fund: Class II (obsolete) (CAF2)
2015	0.40%	to	2.75%	4,058,798	15.34	to	13.72	58,924,357	0.51%	3.95%	to	1.49%
2014	0.40%	to	2.75%	3,719,227	14.76	to	13.52	52,518,246	0.49%	10.60%	to	7.99%
NB AMT - Small Cap Growth Portfolio: S Class Shares (obsolete) (AMFAS)
2014	0.80%	to	2.50%	186,362	13.29	to	17.89	3,694,111	0.00%	2.64%	to	0.88%

2018	Reserves for annuity contracts in payout phase:								$11,069,590
2018	Contract Owners’ Equity:								$48,895,196,042
2017	Reserves for annuity contracts in payout phase:								$10,580,370
2017	Contract Owners’ Equity:								$54,201,450,452
2016	Reserves for annuity contracts in payout phase:								$9,930,422
2016	Contract Owners’ Equity:								$48,380,816,200
2015	Reserves for annuity contracts in payout phase:								$9,994,873
2015	Contract Owners’ Equity:								$45,303,722,763
2014	Reserves for annuity contracts in payout phase:								$9,682,634
2014	Contract Owners’ Equity:								$45,160,288,424
*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-II:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2018.
Statement of Operations for the year ended December 31, 2018.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2018 and 2017.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
Consolidated Balance Sheets as of December 31, 2018 and 2017.
Consolidated Statements of Equity as of December 31, 2018, 2017, 2016 and 2015.
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously with initial Registration Statement on February 11, 2003 (File No. 333-103094) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
5)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
6)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
22)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
23)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
24)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
25)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
26)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
27)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
28)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
29)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
30)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
31)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm

32)	Fund Participation Agreement with Schwab Annuity Portfolios, Charles Schwab Investment Management, Inc. and Charles Schwab & Co. Inc. dated September 30, 2003 with the registration statement under 333-105992, post-effective amendment number 10 filed on April 18, 2008 as document schwabfpa.htm
33)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
34)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
35)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
40)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
41)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
42)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
9)	Opinion of Counsel – Filed with Post-Effective Amendment No. 16 on April 19, 2007 (File No. 333-103093) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker

Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 16,671 and 8,985 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Variable Account-II
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact